UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07238
SUNAMERICA SERIES TRUST
(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA 91367
(Address of principal executive offices)
John T. Genoy, President
SunAmerica Asset Management, LLC
30 Hudson Street, 16th Floor
Jersey City, NJ 07302
(Name and address of agent for service)
Registrant's telephone number, including area code:
(201) 324-6414
Date of fiscal year end:
January 31
Date of reporting period:
July 31, 2024
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

SunAmerica Series Trust
SA AB
Growth Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 1)*	$33.15	0.63%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,789M
Total number of portfolio holdings	51
Total net advisory fee paid	$5.5M
Portfolio turnover rate during the reporting period	13%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	20.1%
Semiconductors	16.4%
Software	14.9%
Retail	9.2%
Healthcare-Products	5.7%
Pharmaceuticals	4.5%
Diversified Financial Services	4.2%
Telecommunications	4.0%
Biotechnology	3.7%
Beverages	3.3%
Distribution/Wholesale	2.2%
Healthcare-Services	1.8%
Commercial Services	1.7%
Chemicals	1.5%
Machinery-Diversified	1.4%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA AB
Growth Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 2)*	$41.02	0.78%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,789M
Total number of portfolio holdings	51
Total net advisory fee paid	$5.5M
Portfolio turnover rate during the reporting period	13%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	20.1%
Semiconductors	16.4%
Software	14.9%
Retail	9.2%
Healthcare-Products	5.7%
Pharmaceuticals	4.5%
Diversified Financial Services	4.2%
Telecommunications	4.0%
Biotechnology	3.7%
Beverages	3.3%
Distribution/Wholesale	2.2%
Healthcare-Services	1.8%
Commercial Services	1.7%
Chemicals	1.5%
Machinery-Diversified	1.4%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA AB
Growth Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 3)*	$46.27	0.88%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,789M
Total number of portfolio holdings	51
Total net advisory fee paid	$5.5M
Portfolio turnover rate during the reporting period	13%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	20.1%
Semiconductors	16.4%
Software	14.9%
Retail	9.2%
Healthcare-Products	5.7%
Pharmaceuticals	4.5%
Diversified Financial Services	4.2%
Telecommunications	4.0%
Biotechnology	3.7%
Beverages	3.3%
Distribution/Wholesale	2.2%
Healthcare-Services	1.8%
Commercial Services	1.7%
Chemicals	1.5%
Machinery-Diversified	1.4%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA AB Small &
Mid Cap Value Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 1)*	$48.13	0.91%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$533M
Total number of portfolio holdings	95
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	31%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	12.4%
Commercial Services	6.9%
REITS	5.4%
Diversified Financial Services	4.5%
Retail	4.4%
Oil & Gas	4.3%
Engineering & Construction	3.7%
Apparel	3.2%
Computers	3.0%
Electronics	2.9%
Transportation	2.9%
Healthcare-Products	2.8%
Semiconductors	2.8%
Insurance	2.7%
Auto Parts & Equipment	2.7%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA AB Small &
Mid Cap Value Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 2)*	$56.04	1.06%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$533M
Total number of portfolio holdings	95
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	31%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	12.4%
Commercial Services	6.9%
REITS	5.4%
Diversified Financial Services	4.5%
Retail	4.4%
Oil & Gas	4.3%
Engineering & Construction	3.7%
Apparel	3.2%
Computers	3.0%
Electronics	2.9%
Transportation	2.9%
Healthcare-Products	2.8%
Semiconductors	2.8%
Insurance	2.7%
Auto Parts & Equipment	2.7%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA AB Small &
Mid Cap Value Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 3)*	$61.32	1.16%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$533M
Total number of portfolio holdings	95
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	31%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	12.4%
Commercial Services	6.9%
REITS	5.4%
Diversified Financial Services	4.5%
Retail	4.4%
Oil & Gas	4.3%
Engineering & Construction	3.7%
Apparel	3.2%
Computers	3.0%
Electronics	2.9%
Transportation	2.9%
Healthcare-Products	2.8%
Semiconductors	2.8%
Insurance	2.7%
Auto Parts & Equipment	2.7%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA BlackRock
Multi-Factor 70/30 Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock Multi-Factor 70/30 Portfolio (Class 1)*	$17.12	0.33%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$105M
Total number of portfolio holdings	13
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	27%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA BlackRock
Multi-Factor 70/30 Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock Multi-Factor 70/30 Portfolio (Class 3)*	$30.06	0.58%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$105M
Total number of portfolio holdings	13
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	27%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA BlackRock VCP
Global Multi Asset Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock VCP Global Multi Asset Portfolio (Class 1)*	$47.03	0.91%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$701M
Total number of portfolio holdings	824
Total net advisory fee paid	$2.9M
Portfolio turnover rate during the reporting period	38%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	44.5%
Short-Term Investments	6.8%
Banks	4.5%
Semiconductors	3.9%
Pharmaceuticals	3.8%
Internet	3.5%
Software	3.0%
Computers	2.4%
Insurance	2.1%
Retail	1.6%
Oil & Gas	1.4%
Commercial Services	1.4%
Food	1.2%
Telecommunications	1.1%
Auto Manufacturers	1.0%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA BlackRock VCP
Global Multi Asset Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock VCP Global Multi Asset Portfolio (Class 3)*	$59.93	1.16%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$701M
Total number of portfolio holdings	824
Total net advisory fee paid	$2.9M
Portfolio turnover rate during the reporting period	38%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	44.5%
Short-Term Investments	6.8%
Banks	4.5%
Semiconductors	3.9%
Pharmaceuticals	3.8%
Internet	3.5%
Software	3.0%
Computers	2.4%
Insurance	2.1%
Retail	1.6%
Oil & Gas	1.4%
Commercial Services	1.4%
Food	1.2%
Telecommunications	1.1%
Auto Manufacturers	1.0%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Emerging
Markets Equity
Index Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Emerging Markets Equity Index Portfolio (Class 1)*	$30.66	0.58%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$96M
Total number of portfolio holdings	851
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	7%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Semiconductors	16.2%
Banks	15.6%
Internet	10.4%
Oil & Gas	4.6%
Unaffiliated Investment Companies	3.9%
Computers	3.7%
Diversified Financial Services	3.5%
Auto Manufacturers	3.0%
Telecommunications	2.7%
Electric	2.4%
Electronics	2.2%
Chemicals	2.2%
Insurance	2.1%
Pharmaceuticals	2.0%
Retail	1.8%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Emerging
Markets Equity
Index Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Emerging Markets Equity Index Portfolio (Class 3)*	$43.84	0.83%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$96M
Total number of portfolio holdings	851
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	7%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Semiconductors	16.2%
Banks	15.6%
Internet	10.4%
Oil & Gas	4.6%
Unaffiliated Investment Companies	3.9%
Computers	3.7%
Diversified Financial Services	3.5%
Auto Manufacturers	3.0%
Telecommunications	2.7%
Electric	2.4%
Electronics	2.2%
Chemicals	2.2%
Insurance	2.1%
Pharmaceuticals	2.0%
Retail	1.8%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Federated Hermes
Corporate Bond Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 1)*	$27.11	0.54%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,473M
Total number of portfolio holdings	800
Total net advisory fee paid	$3.6M
Portfolio turnover rate during the reporting period	3%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
Banks	17.4%
U.S. Government & Agency Obligations	5.5%
Pharmaceuticals	5.3%
Telecommunications	5.2%
Electric	5.1%
Media	4.4%
Oil & Gas	3.7%
Pipelines	3.3%
Software	3.1%
Beverages	2.8%
Commercial Services	2.7%
Electronics	2.6%
Healthcare-Products	2.6%
Diversified Financial Services	2.5%
REITS	2.5%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Federated Hermes
Corporate Bond Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 2)*	$34.64	0.69%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,473M
Total number of portfolio holdings	800
Total net advisory fee paid	$3.6M
Portfolio turnover rate during the reporting period	3%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
Banks	17.4%
U.S. Government & Agency Obligations	5.5%
Pharmaceuticals	5.3%
Telecommunications	5.2%
Electric	5.1%
Media	4.4%
Oil & Gas	3.7%
Pipelines	3.3%
Software	3.1%
Beverages	2.8%
Commercial Services	2.7%
Electronics	2.6%
Healthcare-Products	2.6%
Diversified Financial Services	2.5%
REITS	2.5%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Federated Hermes
Corporate Bond Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 3)*	$39.64	0.79%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,473M
Total number of portfolio holdings	800
Total net advisory fee paid	$3.6M
Portfolio turnover rate during the reporting period	3%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
Banks	17.4%
U.S. Government & Agency Obligations	5.5%
Pharmaceuticals	5.3%
Telecommunications	5.2%
Electric	5.1%
Media	4.4%
Oil & Gas	3.7%
Pipelines	3.3%
Software	3.1%
Beverages	2.8%
Commercial Services	2.7%
Electronics	2.6%
Healthcare-Products	2.6%
Diversified Financial Services	2.5%
REITS	2.5%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Fidelity Institutional
AM® International
Growth Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® International Growth (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® International Growth Portfolio (Class 1)*	$45.17	0.87%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$278M
Total number of portfolio holdings	63
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	45%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Semiconductors	10.4%
Commercial Services	10.1%
Banks	6.4%
Software	6.1%
Diversified Financial Services	5.8%
Building Materials	5.7%
Chemicals	4.8%
Electronics	4.7%
Aerospace/Defense	4.7%
Insurance	4.5%
Apparel	3.9%
Machinery-Diversified	3.3%
Retail	3.2%
Pharmaceuticals	3.0%
Computers	2.5%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Fidelity Institutional
AM® International
Growth Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® International Growth (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® International Growth Portfolio (Class 3)*	$58.13	1.12%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$278M
Total number of portfolio holdings	63
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	45%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Semiconductors	10.4%
Commercial Services	10.1%
Banks	6.4%
Software	6.1%
Diversified Financial Services	5.8%
Building Materials	5.7%
Chemicals	4.8%
Electronics	4.7%
Aerospace/Defense	4.7%
Insurance	4.5%
Apparel	3.9%
Machinery-Diversified	3.3%
Retail	3.2%
Pharmaceuticals	3.0%
Computers	2.5%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Fidelity
Institutional AM®
Real Estate Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 1)*	$42.75	0.82%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$267M
Total number of portfolio holdings	33
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	13%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Warehouse/Industrial REITS	19.6%
Diversified REITS	16.6%
Apartment REITS	14.3%
Health Care REITS	12.4%
Storage REITS	10.1%
Shopping Centers REITS	7.2%
Single Tenant REITS	6.8%
Manufactured Homes REITS	3.4%
Hotel REITS	3.2%
Regional Malls REITS	2.5%
Real Estate	1.6%
Office Property REITS	1.4%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Fidelity
Institutional AM®
Real Estate Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 2)*	$50.55	0.97%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$267M
Total number of portfolio holdings	33
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	13%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Warehouse/Industrial REITS	19.6%
Diversified REITS	16.6%
Apartment REITS	14.3%
Health Care REITS	12.4%
Storage REITS	10.1%
Shopping Centers REITS	7.2%
Single Tenant REITS	6.8%
Manufactured Homes REITS	3.4%
Hotel REITS	3.2%
Regional Malls REITS	2.5%
Real Estate	1.6%
Office Property REITS	1.4%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Fidelity
Institutional AM®
Real Estate Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 3)*	$55.77	1.07%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$267M
Total number of portfolio holdings	33
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	13%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Warehouse/Industrial REITS	19.6%
Diversified REITS	16.6%
Apartment REITS	14.3%
Health Care REITS	12.4%
Storage REITS	10.1%
Shopping Centers REITS	7.2%
Single Tenant REITS	6.8%
Manufactured Homes REITS	3.4%
Hotel REITS	3.2%
Regional Malls REITS	2.5%
Real Estate	1.6%
Office Property REITS	1.4%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Fixed
Income Index Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Index Portfolio (Class 1)*	$17.05	0.34%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$529M
Total number of portfolio holdings	320
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	7%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	54.7%
Banks	5.6%
Retail	3.8%
Unaffiliated Investment Companies	3.4%
Pipelines	3.1%
Telecommunications	2.1%
Pharmaceuticals	1.8%
Healthcare-Services	1.6%
Internet	1.6%
Electric	1.5%
Diversified Financial Services	1.5%
REITS	1.5%
Media	1.3%
Oil & Gas	1.2%
Biotechnology	1.2%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Fixed
Income Index Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Index Portfolio (Class 3)*	$29.57	0.59%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$529M
Total number of portfolio holdings	320
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	7%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	54.7%
Banks	5.6%
Retail	3.8%
Unaffiliated Investment Companies	3.4%
Pipelines	3.1%
Telecommunications	2.1%
Pharmaceuticals	1.8%
Healthcare-Services	1.6%
Internet	1.6%
Electric	1.5%
Diversified Financial Services	1.5%
REITS	1.5%
Media	1.3%
Oil & Gas	1.2%
Biotechnology	1.2%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Fixed Income
Intermediate
Index Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Intermediate Index Portfolio (Class 1)*	$17.09	0.34%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$492M
Total number of portfolio holdings	272
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	12%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	57.4%
Banks	8.0%
Unaffiliated Investment Companies	3.4%
Electric	3.0%
Retail	2.5%
Oil & Gas	2.2%
Software	1.9%
Telecommunications	1.7%
Pharmaceuticals	1.4%
Commercial Services	1.1%
Cosmetics/Personal Care	1.1%
Diversified Financial Services	1.0%
Food	1.0%
Aerospace/Defense	1.0%
Chemicals	0.9%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Fixed Income
Intermediate
Index Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Intermediate Index Portfolio (Class 3)*	$29.62	0.59%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$492M
Total number of portfolio holdings	272
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	12%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	57.4%
Banks	8.0%
Unaffiliated Investment Companies	3.4%
Electric	3.0%
Retail	2.5%
Oil & Gas	2.2%
Software	1.9%
Telecommunications	1.7%
Pharmaceuticals	1.4%
Commercial Services	1.1%
Cosmetics/Personal Care	1.1%
Diversified Financial Services	1.0%
Food	1.0%
Aerospace/Defense	1.0%
Chemicals	0.9%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Franklin BW
U.S. Large Cap Value Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 1)*	$37.22	0.70%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,261M
Total number of portfolio holdings	238
Total net advisory fee paid	$4.1M
Portfolio turnover rate during the reporting period	32%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	17.3%
Pharmaceuticals	9.3%
Oil & Gas	7.4%
Insurance	6.5%
Retail	5.3%
Diversified Financial Services	4.7%
Electric	4.1%
Healthcare-Services	4.0%
Telecommunications	3.5%
Aerospace/Defense	3.2%
Computers	2.8%
Agriculture	2.8%
Food	2.1%
Auto Manufacturers	2.0%
Home Builders	1.9%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Franklin BW
U.S. Large Cap Value Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 2)*	$45.17	0.85%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,261M
Total number of portfolio holdings	238
Total net advisory fee paid	$4.1M
Portfolio turnover rate during the reporting period	32%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	17.3%
Pharmaceuticals	9.3%
Oil & Gas	7.4%
Insurance	6.5%
Retail	5.3%
Diversified Financial Services	4.7%
Electric	4.1%
Healthcare-Services	4.0%
Telecommunications	3.5%
Aerospace/Defense	3.2%
Computers	2.8%
Agriculture	2.8%
Food	2.1%
Auto Manufacturers	2.0%
Home Builders	1.9%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Franklin BW
U.S. Large Cap Value Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 3)*	$50.48	0.95%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,261M
Total number of portfolio holdings	238
Total net advisory fee paid	$4.1M
Portfolio turnover rate during the reporting period	32%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	17.3%
Pharmaceuticals	9.3%
Oil & Gas	7.4%
Insurance	6.5%
Retail	5.3%
Diversified Financial Services	4.7%
Electric	4.1%
Healthcare-Services	4.0%
Telecommunications	3.5%
Aerospace/Defense	3.2%
Computers	2.8%
Agriculture	2.8%
Food	2.1%
Auto Manufacturers	2.0%
Home Builders	1.9%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Franklin
Small Company
Value Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Small Company Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Small Company Value Portfolio (Class 1)*	$50.23	0.93%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$314M
Total number of portfolio holdings	91
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	29%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	16.8%
Electronics	6.2%
Machinery-Diversified	5.7%
Insurance	5.3%
Commercial Services	4.9%
Chemicals	4.3%
Aerospace/Defense	4.0%
REITS	3.7%
Lodging	3.5%
Software	3.4%
Retail	3.3%
Oil & Gas	2.8%
Diversified Financial Services	2.7%
Home Builders	2.7%
Engineering & Construction	2.6%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Franklin
Small Company
Value Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Small Company Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Small Company Value Portfolio (Class 3)*	$63.69	1.18%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$314M
Total number of portfolio holdings	91
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	29%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	16.8%
Electronics	6.2%
Machinery-Diversified	5.7%
Insurance	5.3%
Commercial Services	4.9%
Chemicals	4.3%
Aerospace/Defense	4.0%
REITS	3.7%
Lodging	3.5%
Software	3.4%
Retail	3.3%
Oil & Gas	2.8%
Diversified Financial Services	2.7%
Home Builders	2.7%
Engineering & Construction	2.6%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Franklin Systematic
U.S. Large Cap Core Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 1)*	$30.64	0.57%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$163M
Total number of portfolio holdings	185
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	31%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	13.1%
Software	11.7%
Semiconductors	11.5%
Computers	8.0%
Diversified Financial Services	5.1%
Pharmaceuticals	4.2%
Retail	4.2%
Oil & Gas	3.9%
Insurance	3.4%
Banks	3.1%
Auto Manufacturers	2.6%
REITS	2.6%
Biotechnology	2.4%
Building Materials	2.3%
Healthcare-Products	2.1%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Franklin Systematic
U.S. Large Cap Core Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 3)*	$44.05	0.82%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$163M
Total number of portfolio holdings	185
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	31%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	13.1%
Software	11.7%
Semiconductors	11.5%
Computers	8.0%
Diversified Financial Services	5.1%
Pharmaceuticals	4.2%
Retail	4.2%
Oil & Gas	3.9%
Insurance	3.4%
Banks	3.1%
Auto Manufacturers	2.6%
REITS	2.6%
Biotechnology	2.4%
Building Materials	2.3%
Healthcare-Products	2.1%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Franklin Systematic
U.S. Large Cap Value Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 1)*	$34.80	0.65%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$438M
Total number of portfolio holdings	152
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	47%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	10.2%
Insurance	7.7%
Oil & Gas	6.0%
Healthcare-Products	4.5%
Retail	4.5%
Short-Term Investments	4.0%
Biotechnology	4.0%
REITS	4.0%
Pharmaceuticals	3.8%
Telecommunications	3.3%
Healthcare-Services	3.1%
Building Materials	3.1%
Computers	2.9%
Software	2.8%
Diversified Financial Services	2.7%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Franklin Systematic
U.S. Large Cap Value Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 2)*	$42.80	0.80%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$438M
Total number of portfolio holdings	152
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	47%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	10.2%
Insurance	7.7%
Oil & Gas	6.0%
Healthcare-Products	4.5%
Retail	4.5%
Short-Term Investments	4.0%
Biotechnology	4.0%
REITS	4.0%
Pharmaceuticals	3.8%
Telecommunications	3.3%
Healthcare-Services	3.1%
Building Materials	3.1%
Computers	2.9%
Software	2.8%
Diversified Financial Services	2.7%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Franklin Systematic
U.S. Large Cap Value Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 3)*	$48.15	0.90%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$438M
Total number of portfolio holdings	152
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	47%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	10.2%
Insurance	7.7%
Oil & Gas	6.0%
Healthcare-Products	4.5%
Retail	4.5%
Short-Term Investments	4.0%
Biotechnology	4.0%
REITS	4.0%
Pharmaceuticals	3.8%
Telecommunications	3.3%
Healthcare-Services	3.1%
Building Materials	3.1%
Computers	2.9%
Software	2.8%
Diversified Financial Services	2.7%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Franklin
Tactical Opportunities Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Tactical Opportunities Portfolio (Class 1)*	$42.13	0.81%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$101M
Total number of portfolio holdings	1,046
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	20%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	16.2%
Banks	6.5%
Pharmaceuticals	5.9%
Software	5.7%
Internet	5.5%
Unaffiliated Investment Companies	5.0%
Semiconductors	4.7%
Retail	3.8%
Insurance	3.4%
Computers	3.4%
Diversified Financial Services	3.4%
Oil & Gas	3.0%
Telecommunications	2.2%
Healthcare-Products	2.1%
Healthcare-Services	1.8%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Franklin
Tactical Opportunities Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Tactical Opportunities Portfolio (Class 3)*	$55.10	1.06%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$101M
Total number of portfolio holdings	1,046
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	20%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	16.2%
Banks	6.5%
Pharmaceuticals	5.9%
Software	5.7%
Internet	5.5%
Unaffiliated Investment Companies	5.0%
Semiconductors	4.7%
Retail	3.8%
Insurance	3.4%
Computers	3.4%
Diversified Financial Services	3.4%
Oil & Gas	3.0%
Telecommunications	2.2%
Healthcare-Products	2.1%
Healthcare-Services	1.8%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Global Index
Allocation 60/40 Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 60/40 Portfolio (Class 1)*	$9.31	0.18%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$101M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.0M
Portfolio turnover rate during the reporting period	8%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Global Index
Allocation 60/40 Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 60/40 Portfolio (Class 3)*	$22.22	0.43%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$101M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.0M
Portfolio turnover rate during the reporting period	8%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Global Index
Allocation 75/25 Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 75/25 Portfolio (Class 1)*	$9.38	0.18%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$106M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	6%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Global Index
Allocation 75/25 Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 75/25 Portfolio (Class 3)*	$22.40	0.43%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$106M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	6%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Global Index
Allocation 90/10 Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 90/10 Portfolio (Class 1)*	$6.82	0.13%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$385M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	5%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Global Index
Allocation 90/10 Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 90/10 Portfolio (Class 3)*	$19.93	0.38%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$385M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	5%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Goldman Sachs
Multi-Asset
Insights Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Allocation (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 1)*	$43.60	0.83%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$49M
Total number of portfolio holdings	305
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	62%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Short-Term Investments	25.2%
Software	6.3%
Internet	5.7%
Computers	4.6%
Insurance	4.5%
Semiconductors	4.5%
Pharmaceuticals	4.3%
Unaffiliated Investment Companies	3.6%
Healthcare-Services	3.4%
Retail	3.3%
Banks	3.2%
Diversified Financial Services	2.5%
Aerospace/Defense	1.9%
Electrical Components & Equipment	1.9%
Transportation	1.7%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Goldman Sachs
Multi-Asset
Insights Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Allocation (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 3)*	$56.73	1.08%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$49M
Total number of portfolio holdings	305
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	62%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Short-Term Investments	25.2%
Software	6.3%
Internet	5.7%
Computers	4.6%
Insurance	4.5%
Semiconductors	4.5%
Pharmaceuticals	4.3%
Unaffiliated Investment Companies	3.6%
Healthcare-Services	3.4%
Retail	3.3%
Banks	3.2%
Diversified Financial Services	2.5%
Aerospace/Defense	1.9%
Electrical Components & Equipment	1.9%
Transportation	1.7%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Index
Allocation 60/40 Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 60/40 Portfolio (Class 1)*	$7.28	0.14%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$273M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	4%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Index
Allocation 60/40 Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 60/40 Portfolio (Class 3)*	$20.27	0.39%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$273M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	4%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Index
Allocation 80/20 Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 80/20 Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 80/20 Portfolio (Class 1)*	$6.30	0.12%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$532M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	3%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Index
Allocation 80/20 Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 80/20 Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 80/20 Portfolio (Class 3)*	$19.43	0.37%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$532M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	3%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Index
Allocation 90/10 Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 90/10 Portfolio (Class 1)*	$5.80	0.11%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,454M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	2%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Index
Allocation 90/10 Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 90/10 Portfolio (Class 3)*	$18.99	0.36%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,454M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	2%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA International
Index Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA International Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA International Index Portfolio (Class 1)*	$25.42	0.49%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$768M
Total number of portfolio holdings	748
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	2%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	12.1%
Pharmaceuticals	9.7%
Insurance	5.2%
Semiconductors	4.1%
Oil & Gas	4.0%
Food	3.7%
Auto Manufacturers	3.5%
Telecommunications	2.8%
Commercial Services	2.7%
Electric	2.7%
Chemicals	2.6%
Mining	2.3%
Retail	2.2%
Cosmetics/Personal Care	2.2%
Healthcare-Products	2.2%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA International
Index Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA International Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA International Index Portfolio (Class 3)*	$38.36	0.74%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$768M
Total number of portfolio holdings	748
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	2%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	12.1%
Pharmaceuticals	9.7%
Insurance	5.2%
Semiconductors	4.1%
Oil & Gas	4.0%
Food	3.7%
Auto Manufacturers	3.5%
Telecommunications	2.8%
Commercial Services	2.7%
Electric	2.7%
Chemicals	2.6%
Mining	2.3%
Retail	2.2%
Cosmetics/Personal Care	2.2%
Healthcare-Products	2.2%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Invesco Growth
Opportunities Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 1)*	$41.87	0.79%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$299M
Total number of portfolio holdings	126
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	27%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Healthcare-Products	10.7%
Software	8.4%
Semiconductors	6.5%
Retail	6.4%
Diversified Financial Services	6.2%
Biotechnology	5.7%
Building Materials	4.4%
Commercial Services	3.7%
Computers	3.6%
Electronics	3.6%
Healthcare-Services	3.3%
Engineering & Construction	2.9%
Oil & Gas	2.9%
Pharmaceuticals	2.6%
Home Builders	2.6%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Invesco Growth
Opportunities Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 2)*	$49.82	0.94%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$299M
Total number of portfolio holdings	126
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	27%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Healthcare-Products	10.7%
Software	8.4%
Semiconductors	6.5%
Retail	6.4%
Diversified Financial Services	6.2%
Biotechnology	5.7%
Building Materials	4.4%
Commercial Services	3.7%
Computers	3.6%
Electronics	3.6%
Healthcare-Services	3.3%
Engineering & Construction	2.9%
Oil & Gas	2.9%
Pharmaceuticals	2.6%
Home Builders	2.6%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Invesco Growth
Opportunities Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 3)*	$55.10	1.04%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$299M
Total number of portfolio holdings	126
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	27%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Healthcare-Products	10.7%
Software	8.4%
Semiconductors	6.5%
Retail	6.4%
Diversified Financial Services	6.2%
Biotechnology	5.7%
Building Materials	4.4%
Commercial Services	3.7%
Computers	3.6%
Electronics	3.6%
Healthcare-Services	3.3%
Engineering & Construction	2.9%
Oil & Gas	2.9%
Pharmaceuticals	2.6%
Home Builders	2.6%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Janus Focused
Growth Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 1)*	$42.22	0.79%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$433M
Total number of portfolio holdings	40
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	19%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	21.9%
Semiconductors	18.5%
Software	15.0%
Computers	6.5%
Diversified Financial Services	6.2%
Pharmaceuticals	5.8%
Biotechnology	4.5%
Aerospace/Defense	2.5%
Healthcare-Services	2.3%
Healthcare-Products	2.1%
Real Estate	1.7%
Chemicals	1.7%
Private Equity	1.7%
Insurance	1.6%
REITS	1.5%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Janus Focused
Growth Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 2)*	$50.21	0.94%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$433M
Total number of portfolio holdings	40
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	19%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	21.9%
Semiconductors	18.5%
Software	15.0%
Computers	6.5%
Diversified Financial Services	6.2%
Pharmaceuticals	5.8%
Biotechnology	4.5%
Aerospace/Defense	2.5%
Healthcare-Services	2.3%
Healthcare-Products	2.1%
Real Estate	1.7%
Chemicals	1.7%
Private Equity	1.7%
Insurance	1.6%
REITS	1.5%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Janus Focused
Growth Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 3)*	$55.56	1.04%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$433M
Total number of portfolio holdings	40
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	19%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	21.9%
Semiconductors	18.5%
Software	15.0%
Computers	6.5%
Diversified Financial Services	6.2%
Pharmaceuticals	5.8%
Biotechnology	4.5%
Aerospace/Defense	2.5%
Healthcare-Services	2.3%
Healthcare-Products	2.1%
Real Estate	1.7%
Chemicals	1.7%
Private Equity	1.7%
Insurance	1.6%
REITS	1.5%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA JPMorgan
Diversified Balanced Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 1)*	$35.70	0.69%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$447M
Total number of portfolio holdings	1,685
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	41%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	8.7%
U.S. Government & Agency Obligations	7.4%
Semiconductors	7.0%
Internet	6.0%
Unaffiliated Investment Companies	5.5%
Software	5.2%
Pharmaceuticals	3.8%
Electric	3.3%
Retail	3.2%
Oil & Gas	3.1%
Computers	2.9%
Diversified Financial Services	2.8%
Auto Loan Receivables	2.5%
Short-Term Investments	2.3%
Collateralized Mortgage Obligations	2.2%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA JPMorgan
Diversified Balanced Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 2)*	$43.43	0.84%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$447M
Total number of portfolio holdings	1,685
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	41%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	8.7%
U.S. Government & Agency Obligations	7.4%
Semiconductors	7.0%
Internet	6.0%
Unaffiliated Investment Companies	5.5%
Software	5.2%
Pharmaceuticals	3.8%
Electric	3.3%
Retail	3.2%
Oil & Gas	3.1%
Computers	2.9%
Diversified Financial Services	2.8%
Auto Loan Receivables	2.5%
Short-Term Investments	2.3%
Collateralized Mortgage Obligations	2.2%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA JPMorgan
Diversified Balanced Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 3)*	$48.59	0.94%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$447M
Total number of portfolio holdings	1,685
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	41%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	8.7%
U.S. Government & Agency Obligations	7.4%
Semiconductors	7.0%
Internet	6.0%
Unaffiliated Investment Companies	5.5%
Software	5.2%
Pharmaceuticals	3.8%
Electric	3.3%
Retail	3.2%
Oil & Gas	3.1%
Computers	2.9%
Diversified Financial Services	2.8%
Auto Loan Receivables	2.5%
Short-Term Investments	2.3%
Collateralized Mortgage Obligations	2.2%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA JPMorgan
Emerging Markets Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 1)*	$62.14	1.16%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$192M
Total number of portfolio holdings	144
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	31%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	20.6%
Semiconductors	19.7%
Internet	11.3%
Oil & Gas	7.5%
Computers	5.2%
Insurance	3.8%
Telecommunications	2.7%
Diversified Financial Services	2.3%
Auto Manufacturers	2.2%
Transportation	1.9%
Home Furnishings	1.5%
Food	1.5%
Mining	1.4%
Auto Parts & Equipment	1.4%
Engineering & Construction	1.4%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA JPMorgan
Emerging Markets Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 2)*	$70.15	1.31%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$192M
Total number of portfolio holdings	144
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	31%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	20.6%
Semiconductors	19.7%
Internet	11.3%
Oil & Gas	7.5%
Computers	5.2%
Insurance	3.8%
Telecommunications	2.7%
Diversified Financial Services	2.3%
Auto Manufacturers	2.2%
Transportation	1.9%
Home Furnishings	1.5%
Food	1.5%
Mining	1.4%
Auto Parts & Equipment	1.4%
Engineering & Construction	1.4%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA JPMorgan
Emerging Markets Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 3)*	$75.46	1.41%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$192M
Total number of portfolio holdings	144
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	31%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	20.6%
Semiconductors	19.7%
Internet	11.3%
Oil & Gas	7.5%
Computers	5.2%
Insurance	3.8%
Telecommunications	2.7%
Diversified Financial Services	2.3%
Auto Manufacturers	2.2%
Transportation	1.9%
Home Furnishings	1.5%
Food	1.5%
Mining	1.4%
Auto Parts & Equipment	1.4%
Engineering & Construction	1.4%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA JPMorgan
Equity-Income Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 1)*	$30.35	0.58%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$989M
Total number of portfolio holdings	86
Total net advisory fee paid	$2.7M
Portfolio turnover rate during the reporting period	9%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	10.8%
Pharmaceuticals	9.5%
Oil & Gas	8.1%
Retail	7.3%
Diversified Financial Services	7.3%
Semiconductors	5.7%
Insurance	5.3%
Transportation	4.8%
Electric	4.5%
Aerospace/Defense	4.3%
Chemicals	3.2%
Healthcare-Services	3.1%
Machinery-Diversified	3.0%
Food	2.4%
Computers	2.1%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA JPMorgan
Equity-Income Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 2)*	$38.18	0.73%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$989M
Total number of portfolio holdings	86
Total net advisory fee paid	$2.7M
Portfolio turnover rate during the reporting period	9%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	10.8%
Pharmaceuticals	9.5%
Oil & Gas	8.1%
Retail	7.3%
Diversified Financial Services	7.3%
Semiconductors	5.7%
Insurance	5.3%
Transportation	4.8%
Electric	4.5%
Aerospace/Defense	4.3%
Chemicals	3.2%
Healthcare-Services	3.1%
Machinery-Diversified	3.0%
Food	2.4%
Computers	2.1%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA JPMorgan
Equity-Income Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 3)*	$43.40	0.83%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$989M
Total number of portfolio holdings	86
Total net advisory fee paid	$2.7M
Portfolio turnover rate during the reporting period	9%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	10.8%
Pharmaceuticals	9.5%
Oil & Gas	8.1%
Retail	7.3%
Diversified Financial Services	7.3%
Semiconductors	5.7%
Insurance	5.3%
Transportation	4.8%
Electric	4.5%
Aerospace/Defense	4.3%
Chemicals	3.2%
Healthcare-Services	3.1%
Machinery-Diversified	3.0%
Food	2.4%
Computers	2.1%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA JPMorgan Global
Equities Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Global Equities Portfolio (Class 1)*	$43.41	0.81%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$338M
Total number of portfolio holdings	189
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	34%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Semiconductors	9.5%
Internet	9.3%
Banks	8.4%
Pharmaceuticals	7.5%
Software	7.4%
Computers	6.6%
Oil & Gas	4.6%
Retail	3.7%
Insurance	3.5%
Electric	3.4%
Diversified Financial Services	3.2%
REITS	2.6%
Healthcare-Services	2.6%
Food	2.4%
Beverages	1.9%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA JPMorgan Global
Equities Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Global Equities Portfolio (Class 2)*	$51.42	0.96%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$338M
Total number of portfolio holdings	189
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	34%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Semiconductors	9.5%
Internet	9.3%
Banks	8.4%
Pharmaceuticals	7.5%
Software	7.4%
Computers	6.6%
Oil & Gas	4.6%
Retail	3.7%
Insurance	3.5%
Electric	3.4%
Diversified Financial Services	3.2%
REITS	2.6%
Healthcare-Services	2.6%
Food	2.4%
Beverages	1.9%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA JPMorgan Global
Equities Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Global Equities Portfolio (Class 3)*	$56.77	1.06%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$338M
Total number of portfolio holdings	189
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	34%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Semiconductors	9.5%
Internet	9.3%
Banks	8.4%
Pharmaceuticals	7.5%
Software	7.4%
Computers	6.6%
Oil & Gas	4.6%
Retail	3.7%
Insurance	3.5%
Electric	3.4%
Diversified Financial Services	3.2%
REITS	2.6%
Healthcare-Services	2.6%
Food	2.4%
Beverages	1.9%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA JPMorgan
Large Cap Core Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 1)*	$38.15	0.71%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$482M
Total number of portfolio holdings	51
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	32%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Semiconductors	12.3%
Software	12.3%
Internet	10.5%
Computers	8.7%
Retail	6.2%
Diversified Financial Services	5.8%
Banks	5.1%
Building Materials	4.4%
Biotechnology	4.1%
Healthcare-Products	3.3%
Pharmaceuticals	3.2%
Electric	3.2%
Aerospace/Defense	3.0%
Healthcare-Services	2.7%
Oil & Gas	2.6%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA JPMorgan
Large Cap Core Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 2)*	$46.19	0.86%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$482M
Total number of portfolio holdings	51
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	32%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Semiconductors	12.3%
Software	12.3%
Internet	10.5%
Computers	8.7%
Retail	6.2%
Diversified Financial Services	5.8%
Banks	5.1%
Building Materials	4.4%
Biotechnology	4.1%
Healthcare-Products	3.3%
Pharmaceuticals	3.2%
Electric	3.2%
Aerospace/Defense	3.0%
Healthcare-Services	2.7%
Oil & Gas	2.6%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA JPMorgan
Large Cap Core Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 3)*	$51.55	0.96%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$482M
Total number of portfolio holdings	51
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	32%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Semiconductors	12.3%
Software	12.3%
Internet	10.5%
Computers	8.7%
Retail	6.2%
Diversified Financial Services	5.8%
Banks	5.1%
Building Materials	4.4%
Biotechnology	4.1%
Healthcare-Products	3.3%
Pharmaceuticals	3.2%
Electric	3.2%
Aerospace/Defense	3.0%
Healthcare-Services	2.7%
Oil & Gas	2.6%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA JPMorgan MFS
Core Bond Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 1)*	$26.66	0.53%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,790M
Total number of portfolio holdings	1,728
Total net advisory fee paid	$4.3M
Portfolio turnover rate during the reporting period	31%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA JPMorgan MFS
Core Bond Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 2)*	$34.19	0.68%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,790M
Total number of portfolio holdings	1,728
Total net advisory fee paid	$4.3M
Portfolio turnover rate during the reporting period	31%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA JPMorgan MFS
Core Bond Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 3)*	$39.22	0.78%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,790M
Total number of portfolio holdings	1,728
Total net advisory fee paid	$4.3M
Portfolio turnover rate during the reporting period	31%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA JPMorgan
Mid-Cap Growth Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 1)*	$40.13	0.79%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$655M
Total number of portfolio holdings	116
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	35%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Software	11.7%
Diversified Financial Services	7.3%
Semiconductors	7.2%
Retail	6.7%
Commercial Services	6.2%
Biotechnology	5.5%
Healthcare-Products	5.3%
Computers	5.1%
Electronics	3.5%
Building Materials	3.4%
Pharmaceuticals	3.0%
Lodging	2.5%
Internet	2.4%
Advertising	2.3%
Machinery-Diversified	2.2%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA JPMorgan
Mid-Cap Growth Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 2)*	$47.75	0.94%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$655M
Total number of portfolio holdings	116
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	35%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Software	11.7%
Diversified Financial Services	7.3%
Semiconductors	7.2%
Retail	6.7%
Commercial Services	6.2%
Biotechnology	5.5%
Healthcare-Products	5.3%
Computers	5.1%
Electronics	3.5%
Building Materials	3.4%
Pharmaceuticals	3.0%
Lodging	2.5%
Internet	2.4%
Advertising	2.3%
Machinery-Diversified	2.2%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA JPMorgan
Mid-Cap Growth Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 3)*	$52.82	1.04%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$655M
Total number of portfolio holdings	116
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	35%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Software	11.7%
Diversified Financial Services	7.3%
Semiconductors	7.2%
Retail	6.7%
Commercial Services	6.2%
Biotechnology	5.5%
Healthcare-Products	5.3%
Computers	5.1%
Electronics	3.5%
Building Materials	3.4%
Pharmaceuticals	3.0%
Lodging	2.5%
Internet	2.4%
Advertising	2.3%
Machinery-Diversified	2.2%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA JPMorgan
Ultra-Short Bond Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 1)*	$26.73	0.53%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$348M
Total number of portfolio holdings	185
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	80%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA JPMorgan
Ultra-Short Bond Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 2)*	$34.26	0.68%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$348M
Total number of portfolio holdings	185
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	80%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA JPMorgan
Ultra-Short Bond Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 3)*	$39.31	0.78%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$348M
Total number of portfolio holdings	185
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	80%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Large Cap
Growth Index Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Growth Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Growth Index Portfolio (Class 1)*	$19.00	0.35%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$561M
Total number of portfolio holdings	234
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	12%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	18.3%
Software	17.7%
Semiconductors	17.6%
Computers	13.2%
Pharmaceuticals	3.7%
Retail	3.1%
Diversified Financial Services	2.9%
Auto Manufacturers	2.7%
Unaffiliated Investment Companies	1.7%
Healthcare-Products	1.7%
Commercial Services	1.2%
Oil & Gas	1.1%
Healthcare-Services	1.1%
Insurance	0.9%
Aerospace/Defense	0.9%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Large Cap
Growth Index Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Growth Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Growth Index Portfolio (Class 3)*	$32.55	0.60%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$561M
Total number of portfolio holdings	234
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	12%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	18.3%
Software	17.7%
Semiconductors	17.6%
Computers	13.2%
Pharmaceuticals	3.7%
Retail	3.1%
Diversified Financial Services	2.9%
Auto Manufacturers	2.7%
Unaffiliated Investment Companies	1.7%
Healthcare-Products	1.7%
Commercial Services	1.2%
Oil & Gas	1.1%
Healthcare-Services	1.1%
Insurance	0.9%
Aerospace/Defense	0.9%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Large Cap
Index Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Index Portfolio (Class 1)*	$13.87	0.26%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$3,318M
Total number of portfolio holdings	508
Total net advisory fee paid	$3.7M
Portfolio turnover rate during the reporting period	1%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	11.6%
Semiconductors	11.1%
Software	10.4%
Computers	8.4%
Pharmaceuticals	5.1%
Retail	4.5%
Banks	4.1%
Insurance	3.8%
Diversified Financial Services	3.4%
Healthcare-Products	3.2%
Oil & Gas	3.0%
Electric	2.2%
REITS	2.1%
Healthcare-Services	2.0%
Aerospace/Defense	1.8%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Large Cap
Index Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Index Portfolio (Class 3)*	$27.20	0.51%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$3,318M
Total number of portfolio holdings	508
Total net advisory fee paid	$3.7M
Portfolio turnover rate during the reporting period	1%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	11.6%
Semiconductors	11.1%
Software	10.4%
Computers	8.4%
Pharmaceuticals	5.1%
Retail	4.5%
Banks	4.1%
Insurance	3.8%
Diversified Financial Services	3.4%
Healthcare-Products	3.2%
Oil & Gas	3.0%
Electric	2.2%
REITS	2.1%
Healthcare-Services	2.0%
Aerospace/Defense	1.8%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Large Cap
Value Index Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Value Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Value Index Portfolio (Class 1)*	$18.30	0.35%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$513M
Total number of portfolio holdings	441
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	7%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	9.4%
Insurance	7.5%
Pharmaceuticals	7.2%
Retail	6.5%
Oil & Gas	5.4%
Healthcare-Products	5.2%
Electric	4.8%
Diversified Financial Services	4.1%
REITS	4.0%
Healthcare-Services	3.3%
Telecommunications	3.2%
Aerospace/Defense	3.1%
Semiconductors	3.0%
Biotechnology	2.4%
Computers	2.1%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Large Cap
Value Index Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Value Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Value Index Portfolio (Class 3)*	$31.35	0.60%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$513M
Total number of portfolio holdings	441
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	7%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	9.4%
Insurance	7.5%
Pharmaceuticals	7.2%
Retail	6.5%
Oil & Gas	5.4%
Healthcare-Products	5.2%
Electric	4.8%
Diversified Financial Services	4.1%
REITS	4.0%
Healthcare-Services	3.3%
Telecommunications	3.2%
Aerospace/Defense	3.1%
Semiconductors	3.0%
Biotechnology	2.4%
Computers	2.1%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA MFS Blue Chip
Growth Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Blue Chip Growth Portfolio (Class 1)*	$37.39	0.69%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$670M
Total number of portfolio holdings	74
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	20%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	22.3%
Software	18.1%
Semiconductors	17.7%
Computers	13.0%
Pharmaceuticals	6.0%
Diversified Financial Services	4.0%
Retail	2.8%
Building Materials	1.7%
Commercial Services	1.6%
Apparel	1.5%
Healthcare-Services	1.3%
Insurance	1.2%
Auto Manufacturers	1.2%
Household Products/Wares	1.1%
Banks	1.0%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA MFS Blue Chip
Growth Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Blue Chip Growth Portfolio (Class 2)*	$45.52	0.84%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$670M
Total number of portfolio holdings	74
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	20%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	22.3%
Software	18.1%
Semiconductors	17.7%
Computers	13.0%
Pharmaceuticals	6.0%
Diversified Financial Services	4.0%
Retail	2.8%
Building Materials	1.7%
Commercial Services	1.6%
Apparel	1.5%
Healthcare-Services	1.3%
Insurance	1.2%
Auto Manufacturers	1.2%
Household Products/Wares	1.1%
Banks	1.0%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA MFS Blue Chip
Growth Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Blue Chip Growth Portfolio (Class 3)*	$50.91	0.94%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$670M
Total number of portfolio holdings	74
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	20%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	22.3%
Software	18.1%
Semiconductors	17.7%
Computers	13.0%
Pharmaceuticals	6.0%
Diversified Financial Services	4.0%
Retail	2.8%
Building Materials	1.7%
Commercial Services	1.6%
Apparel	1.5%
Healthcare-Services	1.3%
Insurance	1.2%
Auto Manufacturers	1.2%
Household Products/Wares	1.1%
Banks	1.0%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA MFS Massachusetts
Investors Trust Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 1)*	$35.64	0.67%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$875M
Total number of portfolio holdings	64
Total net advisory fee paid	$2.9M
Portfolio turnover rate during the reporting period	11%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Software	13.8%
Semiconductors	11.7%
Internet	9.9%
Banks	6.1%
Pharmaceuticals	5.8%
Computers	5.6%
Diversified Financial Services	4.7%
Retail	3.8%
Oil & Gas	3.7%
Healthcare-Products	3.6%
Electronics	3.5%
Insurance	3.3%
Electric	2.4%
Cosmetics/Personal Care	2.4%
Aerospace/Defense	2.4%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA MFS Massachusetts
Investors Trust Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 2)*	$43.60	0.82%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$875M
Total number of portfolio holdings	64
Total net advisory fee paid	$2.9M
Portfolio turnover rate during the reporting period	11%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Software	13.8%
Semiconductors	11.7%
Internet	9.9%
Banks	6.1%
Pharmaceuticals	5.8%
Computers	5.6%
Diversified Financial Services	4.7%
Retail	3.8%
Oil & Gas	3.7%
Healthcare-Products	3.6%
Electronics	3.5%
Insurance	3.3%
Electric	2.4%
Cosmetics/Personal Care	2.4%
Aerospace/Defense	2.4%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA MFS Massachusetts
Investors Trust Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 3)*	$48.89	0.92%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$875M
Total number of portfolio holdings	64
Total net advisory fee paid	$2.9M
Portfolio turnover rate during the reporting period	11%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Software	13.8%
Semiconductors	11.7%
Internet	9.9%
Banks	6.1%
Pharmaceuticals	5.8%
Computers	5.6%
Diversified Financial Services	4.7%
Retail	3.8%
Oil & Gas	3.7%
Healthcare-Products	3.6%
Electronics	3.5%
Insurance	3.3%
Electric	2.4%
Cosmetics/Personal Care	2.4%
Aerospace/Defense	2.4%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA MFS Total
Return Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 1)*	$36.75	0.71%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$504M
Total number of portfolio holdings	838
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	14%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	19.8%
Banks	11.3%
Pharmaceuticals	6.9%
Insurance	4.8%
Electric	4.6%
Oil & Gas	4.4%
Collateralized Mortgage Obligations	4.1%
Diversified Financial Services	3.5%
Building Materials	3.5%
Software	3.4%
Short-Term Investments	2.8%
Chemicals	2.3%
Semiconductors	2.2%
Media	2.1%
Agriculture	2.0%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA MFS Total
Return Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 2)*	$44.50	0.86%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$504M
Total number of portfolio holdings	838
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	14%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	19.8%
Banks	11.3%
Pharmaceuticals	6.9%
Insurance	4.8%
Electric	4.6%
Oil & Gas	4.4%
Collateralized Mortgage Obligations	4.1%
Diversified Financial Services	3.5%
Building Materials	3.5%
Software	3.4%
Short-Term Investments	2.8%
Chemicals	2.3%
Semiconductors	2.2%
Media	2.1%
Agriculture	2.0%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA MFS Total
Return Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 3)*	$49.64	0.96%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$504M
Total number of portfolio holdings	838
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	14%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	19.8%
Banks	11.3%
Pharmaceuticals	6.9%
Insurance	4.8%
Electric	4.6%
Oil & Gas	4.4%
Collateralized Mortgage Obligations	4.1%
Diversified Financial Services	3.5%
Building Materials	3.5%
Software	3.4%
Short-Term Investments	2.8%
Chemicals	2.3%
Semiconductors	2.2%
Media	2.1%
Agriculture	2.0%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Mid Cap
Index Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Mid Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Mid Cap Index Portfolio (Class 1)*	$19.16	0.36%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$499M
Total number of portfolio holdings	406
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	10%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
REITS	7.2%
Retail	6.4%
Insurance	5.7%
Banks	5.5%
Oil & Gas	4.4%
Commercial Services	3.7%
Building Materials	3.5%
Diversified Financial Services	3.4%
Biotechnology	3.1%
Machinery-Diversified	3.0%
Healthcare-Products	2.9%
Computers	2.9%
Engineering & Construction	2.7%
Software	2.6%
Electronics	2.5%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Mid Cap
Index Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Mid Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Mid Cap Index Portfolio (Class 3)*	$32.45	0.61%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$499M
Total number of portfolio holdings	406
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	10%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
REITS	7.2%
Retail	6.4%
Insurance	5.7%
Banks	5.5%
Oil & Gas	4.4%
Commercial Services	3.7%
Building Materials	3.5%
Diversified Financial Services	3.4%
Biotechnology	3.1%
Machinery-Diversified	3.0%
Healthcare-Products	2.9%
Computers	2.9%
Engineering & Construction	2.7%
Software	2.6%
Electronics	2.5%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Morgan Stanley
International Equities Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Morgan Stanley International Equities Portfolio (Class 1)*	$44.02	0.85%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$351M
Total number of portfolio holdings	64
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	22%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Pharmaceuticals	9.3%
Insurance	7.2%
Beverages	6.3%
Oil & Gas	6.3%
Machinery-Diversified	6.2%
Software	6.0%
Banks	5.6%
Semiconductors	5.3%
Mining	4.7%
Electronics	4.2%
Commercial Services	4.1%
Entertainment	3.9%
Cosmetics/Personal Care	3.4%
Healthcare-Products	3.2%
Retail	3.0%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Morgan Stanley
International Equities Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Morgan Stanley International Equities Portfolio (Class 2)*	$51.77	1.00%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$351M
Total number of portfolio holdings	64
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	22%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Pharmaceuticals	9.3%
Insurance	7.2%
Beverages	6.3%
Oil & Gas	6.3%
Machinery-Diversified	6.2%
Software	6.0%
Banks	5.6%
Semiconductors	5.3%
Mining	4.7%
Electronics	4.2%
Commercial Services	4.1%
Entertainment	3.9%
Cosmetics/Personal Care	3.4%
Healthcare-Products	3.2%
Retail	3.0%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Morgan Stanley
International Equities Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Morgan Stanley International Equities Portfolio (Class 3)*	$56.92	1.10%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$351M
Total number of portfolio holdings	64
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	22%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Pharmaceuticals	9.3%
Insurance	7.2%
Beverages	6.3%
Oil & Gas	6.3%
Machinery-Diversified	6.2%
Software	6.0%
Banks	5.6%
Semiconductors	5.3%
Mining	4.7%
Electronics	4.2%
Commercial Services	4.1%
Entertainment	3.9%
Cosmetics/Personal Care	3.4%
Healthcare-Products	3.2%
Retail	3.0%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA PIMCO
Global Bond
OpportunitiesPortfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 1)*	$49.07	0.99%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$308M
Total number of portfolio holdings	391
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	302%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Country
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA PIMCO
Global Bond
OpportunitiesPortfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 2)*	$55.98	1.13%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$308M
Total number of portfolio holdings	391
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	302%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Country
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA PIMCO
Global Bond
OpportunitiesPortfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 3)*	$60.93	1.23%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$308M
Total number of portfolio holdings	391
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	302%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Country
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA PIMCO RAE
International Value Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 1)*	$42.92	0.83%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$469M
Total number of portfolio holdings	275
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	27%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Pharmaceuticals	11.4%
Insurance	11.0%
Auto Manufacturers	6.8%
Telecommunications	6.7%
Food	6.6%
Chemicals	5.3%
Mining	4.5%
Electric	4.2%
Retail	3.5%
Oil & Gas	3.3%
Building Materials	3.2%
Transportation	3.1%
Commercial Services	3.0%
Auto Parts & Equipment	2.8%
Real Estate	2.4%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA PIMCO RAE
International Value Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 2)*	$50.66	0.98%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$469M
Total number of portfolio holdings	275
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	27%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Pharmaceuticals	11.4%
Insurance	11.0%
Auto Manufacturers	6.8%
Telecommunications	6.7%
Food	6.6%
Chemicals	5.3%
Mining	4.5%
Electric	4.2%
Retail	3.5%
Oil & Gas	3.3%
Building Materials	3.2%
Transportation	3.1%
Commercial Services	3.0%
Auto Parts & Equipment	2.8%
Real Estate	2.4%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA PIMCO RAE
International Value Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 3)*	$55.82	1.08%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$469M
Total number of portfolio holdings	275
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	27%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Pharmaceuticals	11.4%
Insurance	11.0%
Auto Manufacturers	6.8%
Telecommunications	6.7%
Food	6.6%
Chemicals	5.3%
Mining	4.5%
Electric	4.2%
Retail	3.5%
Oil & Gas	3.3%
Building Materials	3.2%
Transportation	3.1%
Commercial Services	3.0%
Auto Parts & Equipment	2.8%
Real Estate	2.4%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA PIMCO VCP
Tactical
Balanced Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO VCP Tactical Balanced Portfolio (Class 1)*	$60.98	1.17%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$951M
Total number of portfolio holdings	578
Total net advisory fee paid	$4.0M
Portfolio turnover rate during the reporting period	127%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA PIMCO VCP
Tactical
Balanced Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO VCP Tactical Balanced Portfolio (Class 3)*	$73.93	1.42%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$951M
Total number of portfolio holdings	578
Total net advisory fee paid	$4.0M
Portfolio turnover rate during the reporting period	127%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA PineBridge
High-Yield Bond Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 1)*	$35.92	0.71%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$259M
Total number of portfolio holdings	257
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	15%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
Oil & Gas	8.2%
Diversified Financial Services	7.1%
Commercial Services	6.8%
Pipelines	6.3%
Telecommunications	5.4%
Retail	5.4%
Media	5.3%
Electric	4.3%
Leisure Time	3.8%
Software	3.0%
REITS	2.9%
Airlines	2.9%
Lodging	2.8%
Packaging & Containers	2.5%
Computers	2.5%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA PineBridge
High-Yield Bond Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 2)*	$43.51	0.86%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$259M
Total number of portfolio holdings	257
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	15%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
Oil & Gas	8.2%
Diversified Financial Services	7.1%
Commercial Services	6.8%
Pipelines	6.3%
Telecommunications	5.4%
Retail	5.4%
Media	5.3%
Electric	4.3%
Leisure Time	3.8%
Software	3.0%
REITS	2.9%
Airlines	2.9%
Lodging	2.8%
Packaging & Containers	2.5%
Computers	2.5%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA PineBridge
High-Yield Bond Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 3)*	$48.57	0.96%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$259M
Total number of portfolio holdings	257
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	15%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
Oil & Gas	8.2%
Diversified Financial Services	7.1%
Commercial Services	6.8%
Pipelines	6.3%
Telecommunications	5.4%
Retail	5.4%
Media	5.3%
Electric	4.3%
Leisure Time	3.8%
Software	3.0%
REITS	2.9%
Airlines	2.9%
Lodging	2.8%
Packaging & Containers	2.5%
Computers	2.5%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Putnam
International Growth
and Income Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Growth and Income Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Growth and Income Portfolio (Class 1)*	$50.55	0.96%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$342M
Total number of portfolio holdings	150
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	14%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	24.2%
Insurance	8.4%
Oil & Gas	8.0%
Distribution/Wholesale	5.4%
Telecommunications	4.8%
Pharmaceuticals	4.8%
Food	3.9%
Miscellaneous Manufacturing	3.6%
Building Materials	3.5%
Electronics	2.5%
Mining	2.4%
Beverages	2.1%
Engineering & Construction	2.1%
Short-Term Investments	1.9%
Water	1.7%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Putnam
International Growth
and Income Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Growth and Income Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Growth and Income Portfolio (Class 2)*	$58.43	1.11%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$342M
Total number of portfolio holdings	150
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	14%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	24.2%
Insurance	8.4%
Oil & Gas	8.0%
Distribution/Wholesale	5.4%
Telecommunications	4.8%
Pharmaceuticals	4.8%
Food	3.9%
Miscellaneous Manufacturing	3.6%
Building Materials	3.5%
Electronics	2.5%
Mining	2.4%
Beverages	2.1%
Engineering & Construction	2.1%
Short-Term Investments	1.9%
Water	1.7%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Putnam
International Growth
and Income Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Growth and Income Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Growth and Income Portfolio (Class 3)*	$63.65	1.21%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$342M
Total number of portfolio holdings	150
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	14%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	24.2%
Insurance	8.4%
Oil & Gas	8.0%
Distribution/Wholesale	5.4%
Telecommunications	4.8%
Pharmaceuticals	4.8%
Food	3.9%
Miscellaneous Manufacturing	3.6%
Building Materials	3.5%
Electronics	2.5%
Mining	2.4%
Beverages	2.1%
Engineering & Construction	2.1%
Short-Term Investments	1.9%
Water	1.7%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Schroders VCP
Global Allocation Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Schroders VCP Global Allocation Portfolio (Class 1)*	$46.64	0.90%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$465M
Total number of portfolio holdings	922
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	20%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
Banks	12.8%
Short-Term Investments	12.6%
REITS	5.3%
Semiconductors	4.8%
Pharmaceuticals	4.6%
Internet	4.6%
Software	4.5%
Oil & Gas	4.4%
Unaffiliated Investment Companies	4.1%
Telecommunications	3.1%
Diversified Financial Services	3.0%
Insurance	2.9%
Pipelines	2.3%
Retail	2.2%
Computers	1.9%
Country
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Schroders VCP
Global Allocation Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Schroders VCP Global Allocation Portfolio (Class 3)*	$59.54	1.15%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$465M
Total number of portfolio holdings	922
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	20%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
Banks	12.8%
Short-Term Investments	12.6%
REITS	5.3%
Semiconductors	4.8%
Pharmaceuticals	4.6%
Internet	4.6%
Software	4.5%
Oil & Gas	4.4%
Unaffiliated Investment Companies	4.1%
Telecommunications	3.1%
Diversified Financial Services	3.0%
Insurance	2.9%
Pipelines	2.3%
Retail	2.2%
Computers	1.9%
Country
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Small Cap
Index Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Small Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Small Cap Index Portfolio (Class 1)*	$22.05	0.41%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$334M
Total number of portfolio holdings	2,006
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	14%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	8.9%
Biotechnology	7.8%
REITS	6.1%
Software	4.7%
Commercial Services	4.6%
Retail	3.8%
Healthcare-Products	3.6%
Diversified Financial Services	3.4%
Oil & Gas	3.1%
Pharmaceuticals	2.8%
Electronics	2.3%
Insurance	2.3%
Computers	2.2%
Home Builders	2.1%
Machinery-Diversified	2.0%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA Small Cap
Index Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Small Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Small Cap Index Portfolio (Class 3)*	$35.47	0.66%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$334M
Total number of portfolio holdings	2,006
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	14%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	8.9%
Biotechnology	7.8%
REITS	6.1%
Software	4.7%
Commercial Services	4.6%
Retail	3.8%
Healthcare-Products	3.6%
Diversified Financial Services	3.4%
Oil & Gas	3.1%
Pharmaceuticals	2.8%
Electronics	2.3%
Insurance	2.3%
Computers	2.2%
Home Builders	2.1%
Machinery-Diversified	2.0%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA T. Rowe Price Asset Allocation
Growth Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Asset Allocation Growth Portfolio (Class 1)*	$38.81	0.74%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$754M
Total number of portfolio holdings	1,552
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	15%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	9.2%
Semiconductors	7.2%
Software	7.0%
Banks	6.2%
Pharmaceuticals	5.9%
Internet	5.6%
Insurance	4.6%
Retail	4.0%
Computers	3.8%
Diversified Financial Services	3.3%
Oil & Gas	3.1%
Healthcare-Products	3.0%
Healthcare-Services	2.5%
Short-Term Investments	2.0%
Electric	1.9%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA T. Rowe Price Asset Allocation
Growth Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Asset Allocation Growth Portfolio (Class 3)*	$51.89	0.99%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$754M
Total number of portfolio holdings	1,552
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	15%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	9.2%
Semiconductors	7.2%
Software	7.0%
Banks	6.2%
Pharmaceuticals	5.9%
Internet	5.6%
Insurance	4.6%
Retail	4.0%
Computers	3.8%
Diversified Financial Services	3.3%
Oil & Gas	3.1%
Healthcare-Products	3.0%
Healthcare-Services	2.5%
Short-Term Investments	2.0%
Electric	1.9%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA T. Rowe Price
VCP Balanced Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price VCP Balanced Portfolio (Class 1)*	$42.44	0.81%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,489M
Total number of portfolio holdings	1,644
Total net advisory fee paid	$5.6M
Portfolio turnover rate during the reporting period	16%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	14.9%
Short-Term Investments	9.9%
Semiconductors	5.9%
Banks	5.1%
Internet	5.1%
Software	4.8%
Pharmaceuticals	4.3%
Insurance	3.7%
Oil & Gas	3.3%
REITS	2.8%
Diversified Financial Services	2.7%
Retail	2.5%
Computers	2.5%
Healthcare-Services	2.3%
Collateralized Mortgage Obligations	2.0%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA T. Rowe Price
VCP Balanced Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price VCP Balanced Portfolio (Class 3)*	$55.52	1.06%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,489M
Total number of portfolio holdings	1,644
Total net advisory fee paid	$5.6M
Portfolio turnover rate during the reporting period	16%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	14.9%
Short-Term Investments	9.9%
Semiconductors	5.9%
Banks	5.1%
Internet	5.1%
Software	4.8%
Pharmaceuticals	4.3%
Insurance	3.7%
Oil & Gas	3.3%
REITS	2.8%
Diversified Financial Services	2.7%
Retail	2.5%
Computers	2.5%
Healthcare-Services	2.3%
Collateralized Mortgage Obligations	2.0%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA VCP
Dynamic
Allocation Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Allocation Portfolio (Class 1)*	$13.06	0.25%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$8,437M
Total number of portfolio holdings	65
Total net advisory fee paid	$8.7M
Portfolio turnover rate during the reporting period	6%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA VCP
Dynamic
Allocation Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Allocation Portfolio (Class 3)*	$26.09	0.50%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$8,437M
Total number of portfolio holdings	65
Total net advisory fee paid	$8.7M
Portfolio turnover rate during the reporting period	6%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA VCP
Dynamic
Strategy Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Strategy Portfolio (Class 1)*	$13.56	0.26%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$5,421M
Total number of portfolio holdings	64
Total net advisory fee paid	$5.8M
Portfolio turnover rate during the reporting period	7%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA VCP
Dynamic
Strategy Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Strategy Portfolio (Class 3)*	$26.59	0.51%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$5,421M
Total number of portfolio holdings	64
Total net advisory fee paid	$5.8M
Portfolio turnover rate during the reporting period	7%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA VCP Index
Allocation Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Index Allocation Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Index Allocation Portfolio (Class 1)*	$12.66	0.24%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$552M
Total number of portfolio holdings	21
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	3%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

SunAmerica Series Trust
SA VCP Index
Allocation Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Index Allocation Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Index Allocation Portfolio (Class 3)*	$25.82	0.49%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$552M
Total number of portfolio holdings	21
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	3%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 to the Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SUNAMERICA SERIES TRUST

Semi-Annual Financial Statements and Other Information
July 31, 2024

SUNAMERICA SERIES TRUST
Semi-Annual Financial Statements and Other Information July 31, 2024

SUNAMERICA SERIES TRUST
Semi-Annual Financial Statements and Other Information July 31, 2024

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Apparel — 0.9%
NIKE, Inc., Class B	95,326	$ 7,136,105
On Holding AG, Class A†	226,991	9,401,967
		16,538,072
Auto Manufacturers — 0.7%
Ferrari NV	32,319	13,348,070
Beverages — 3.3%
Celsius Holdings, Inc.†	198,910	9,314,955
Monster Beverage Corp.†	957,268	49,251,439
		58,566,394
Biotechnology — 3.7%
Genmab A/S ADR†	298,838	8,454,127
Vertex Pharmaceuticals, Inc.†	115,532	57,271,523
		65,725,650
Building Materials — 0.5%
Trex Co., Inc.†	107,210	8,965,972
Chemicals — 1.5%
Sherwin-Williams Co.	74,706	26,206,865
Commercial Services — 1.7%
United Rentals, Inc.	12,580	9,524,318
Verisk Analytics, Inc.	81,888	21,434,184
		30,958,502
Distribution/Wholesale — 2.2%
Copart, Inc.†	750,862	39,292,608
Diversified Financial Services — 4.2%
Visa, Inc., Class A	284,551	75,596,664
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	58,933	10,223,697
Electronics — 1.2%
Amphenol Corp., Class A	126,198	8,109,483
Mettler-Toledo International, Inc.†	8,385	12,753,837
		20,863,320
Healthcare-Products — 5.7%
ABIOMED, Inc. CVR†(1)	29,276	47,427
Edwards Lifesciences Corp.†	189,609	11,954,848
IDEXX Laboratories, Inc.†	52,661	25,072,955
Intuitive Surgical, Inc.†	88,170	39,201,264
Waters Corp.†	32,858	11,049,488
West Pharmaceutical Services, Inc.	46,770	14,319,571
		101,645,553
Healthcare-Services — 1.8%
UnitedHealth Group, Inc.	56,825	32,740,292
Internet — 20.1%
Alphabet, Inc., Class C	571,900	99,024,485
Amazon.com, Inc.†	637,524	119,204,238
Meta Platforms, Inc., Class A	192,281	91,300,787
Netflix, Inc.†	80,230	50,412,520
		359,942,030
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 1.4%
Otis Worldwide Corp.	275,184	$ 26,004,888
Pharmaceuticals — 4.5%
Eli Lilly & Co.	60,433	48,604,449
Zoetis, Inc.	182,024	32,771,601
		81,376,050
Retail — 9.2%
Chipotle Mexican Grill, Inc.†	447,350	24,300,052
Costco Wholesale Corp.	67,942	55,848,324
Home Depot, Inc.	119,022	43,819,140
Lululemon Athletica, Inc.†	70,120	18,137,239
Tractor Supply Co.	85,975	22,638,937
		164,743,692
Semiconductors — 16.4%
ASML Holding NV	21,412	20,056,620
Broadcom, Inc.	113,440	18,227,539
Entegris, Inc.	55,247	6,535,168
NVIDIA Corp.	1,422,350	166,443,397
QUALCOMM, Inc.	244,058	44,162,295
Texas Instruments, Inc.	184,360	37,574,412
		292,999,431
Software — 14.9%
Adobe, Inc.†	41,154	22,702,604
Cadence Design Systems, Inc.†	54,153	14,494,592
Manhattan Associates, Inc.†	57,820	14,766,072
Microsoft Corp.	391,393	163,739,262
ServiceNow, Inc.†	19,406	15,804,052
Synopsys, Inc.†	22,323	12,463,377
Veeva Systems, Inc., Class A†	114,219	21,922,053
		265,892,012
Telecommunications — 4.0%
Arista Networks, Inc.†	130,621	45,266,707
Motorola Solutions, Inc.	64,292	25,647,365
		70,914,072
Transportation — 0.4%
Saia, Inc.†	15,980	6,677,243
TOTAL INVESTMENTS (cost $1,099,067,418)(2)	98.9%	1,769,221,077
Other assets less liabilities	1.1	19,305,090
NET ASSETS	100.0%	$1,788,526,167
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CVR—Contingent Value Rights

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Healthcare-Products	$101,598,126	$—	$47,427	$101,645,553
Other Industries	1,667,575,524	—	—	1,667,575,524
Total Investments at Value	$1,769,173,650	$—	$47,427	$1,769,221,077
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Airlines — 0.8%
Alaska Air Group, Inc.†	118,290	$ 4,439,424
Apparel — 3.2%
Crocs, Inc.†	24,550	3,298,783
PVH Corp.	49,439	5,042,284
Ralph Lauren Corp.	17,253	3,029,454
Tapestry, Inc.	138,435	5,549,859
		16,920,380
Auto Parts & Equipment — 2.7%
Adient PLC†	259,041	6,672,896
BorgWarner, Inc.	214,589	7,577,138
		14,250,034
Banks — 12.4%
BankUnited, Inc.	164,283	6,328,181
Comerica, Inc.	115,041	6,305,397
First BanCorp/Puerto Rico	326,306	6,999,264
First Citizens BancShares, Inc., Class A	4,228	8,826,753
First Hawaiian, Inc.	279,101	6,988,689
Texas Capital Bancshares, Inc.†	79,170	5,233,137
Walker & Dunlop, Inc.	56,828	6,074,913
Webster Financial Corp.	121,796	6,043,518
Wintrust Financial Corp.	61,190	6,620,758
Zions Bancorp NA	129,612	6,697,052
		66,117,662
Building Materials — 1.1%
Builders FirstSource, Inc.†	36,256	6,068,167
Chemicals — 2.4%
Avient Corp.	140,039	6,335,364
Element Solutions, Inc.	241,145	6,498,858
		12,834,222
Commercial Services — 6.9%
ABM Industries, Inc.	110,100	6,117,156
ADT, Inc.	917,768	7,140,235
AMN Healthcare Services, Inc.†	69,090	4,671,866
Herc Holdings, Inc.	36,960	5,759,846
Robert Half, Inc.	94,563	6,069,999
WillScot Mobile Mini Holdings Corp.†	168,130	6,893,330
		36,652,432
Computers — 3.0%
Lumentum Holdings, Inc.†	101,780	5,270,169
NCR Atleos Corp.†	178,155	5,727,683
WNS Holdings, Ltd.†	86,376	5,146,282
		16,144,134
Diversified Financial Services — 4.5%
Cboe Global Markets, Inc.	35,060	6,433,861
Invesco, Ltd.	341,300	5,890,838
Moelis & Co., Class A	65,063	4,424,284
Stifel Financial Corp.	80,759	7,160,900
		23,909,883
Electric — 2.5%
CenterPoint Energy, Inc.	105,000	2,913,750
IDACORP, Inc.	47,099	4,603,927
Portland General Electric Co.	119,560	5,664,753
		13,182,430
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment — 1.0%
Belden, Inc.	54,504	$ 5,051,976
Electronics — 2.9%
Avnet, Inc.	91,676	4,928,502
Sensata Technologies Holding PLC	104,850	4,088,101
TD SYNNEX Corp.	55,240	6,582,951
		15,599,554
Engineering & Construction — 3.7%
Dycom Industries, Inc.†	23,611	4,332,855
Fluor Corp.†	150,764	7,251,748
MasTec, Inc.†	73,168	8,050,675
		19,635,278
Environmental Control — 1.4%
Pentair PLC	84,591	7,433,011
Food — 1.9%
Lamb Weston Holdings, Inc.	67,380	4,044,148
Nomad Foods, Ltd.	331,209	6,329,404
		10,373,552
Hand/Machine Tools — 1.2%
Regal Rexnord Corp.	39,270	6,309,904
Healthcare-Products — 2.8%
Avantor, Inc.†	221,145	5,915,629
Integra LifeSciences Holdings Corp.†	141,394	3,507,985
Teleflex, Inc.	25,890	5,719,619
		15,143,233
Healthcare-Services — 2.0%
Acadia Healthcare Co., Inc.†	22,612	1,466,388
Encompass Health Corp.	27,762	2,580,200
Fortrea Holdings, Inc.†	137,516	3,794,067
Pediatrix Medical Group, Inc. †	322,692	2,691,251
		10,531,906
Home Builders — 2.0%
PulteGroup, Inc.	34,029	4,491,828
Taylor Morrison Home Corp.†	90,561	6,074,832
		10,566,660
Home Furnishings — 1.3%
MillerKnoll, Inc.	221,946	6,884,765
Insurance — 2.7%
American Financial Group, Inc.	43,637	5,714,702
Everest Group, Ltd.	3,380	1,327,901
Hanover Insurance Group, Inc.	29,480	4,053,205
Kemper Corp.	55,058	3,527,015
		14,622,823
Internet — 2.4%
Criteo SA ADR†	143,319	6,383,428
Gen Digital, Inc.	250,783	6,517,850
		12,901,278
Leisure Time — 2.0%
Brunswick Corp.	70,390	5,733,266
Viking Holdings, Ltd.†	137,273	4,900,646
		10,633,912
Machinery-Construction & Mining — 0.6%
Oshkosh Corp.	30,720	3,337,728

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified — 2.5%
Gates Industrial Corp. PLC†	362,824	$ 6,744,898
Middleby Corp.†	50,362	6,828,080
		13,572,978
Media — 1.5%
Nexstar Media Group, Inc.	41,939	7,749,908
Mining — 1.2%
Cameco Corp.	139,944	6,366,052
Miscellaneous Manufacturing — 1.1%
John Bean Technologies Corp.	57,260	5,633,239
Oil & Gas — 4.3%
HF Sinclair Corp.	64,644	3,327,226
Magnolia Oil & Gas Corp., Class A	260,179	7,087,276
Matador Resources Co.	90,392	5,557,300
Northern Oil & Gas, Inc.	161,251	6,964,431
		22,936,233
Packaging & Containers — 0.8%
Berry Global Group, Inc.	67,920	4,463,702
Real Estate — 1.8%
Jones Lang LaSalle, Inc.†	37,520	9,413,768
REITS — 5.4%
Broadstone Net Lease, Inc.	191,040	3,326,006
CubeSmart	65,458	3,114,492
First Industrial Realty Trust, Inc.	83,393	4,563,265
Independence Realty Trust, Inc.	346,000	6,452,900
Ryman Hospitality Properties, Inc.	49,674	4,992,734
STAG Industrial, Inc.	158,035	6,449,408
		28,898,805
Retail — 4.4%
AutoNation, Inc.†	44,788	8,541,967
Security Description	Shares or Principal Amount	Value

Retail (continued)
Bath & Body Works, Inc.	167,063	$ 6,139,565
Dick's Sporting Goods, Inc.	27,360	5,919,336
Dine Brands Global, Inc.	76,447	2,739,861
		23,340,729
Semiconductors — 2.8%
Amkor Technology, Inc.	148,296	4,843,347
FormFactor, Inc.†	93,560	5,011,074
Synaptics, Inc.†	60,227	5,259,022
		15,113,443
Software — 2.2%
ACI Worldwide, Inc.†	122,654	5,302,332
CommVault Systems, Inc.†	41,269	6,307,967
		11,610,299
Telecommunications — 1.1%
Calix, Inc.†	141,567	5,822,651
Transportation — 2.9%
ArcBest Corp.	66,681	8,405,140
C.H. Robinson Worldwide, Inc.	76,965	6,853,733
		15,258,873
TOTAL INVESTMENTS (cost $473,641,464)(1)	99.4%	529,725,028
Other assets less liabilities	0.6	3,269,107
NET ASSETS	100.0%	$532,994,135
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$529,725,028	$—	$—	$529,725,028
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES — 13.3%
Investment Companies — 13.3%
iShares U.S. Fixed Income Balanced Risk Systematic ETF(1) (cost $15,593,335)	160,477	$ 13,994,718
UNAFFILIATED INVESTMENT COMPANIES — 86.6%
iShares Core U.S. Aggregate Bond ETF	182,104	18,048,327
iShares MSCI EAFE Min Vol Factor ETF	19,946	1,460,047
iShares MSCI EAFE Small-Cap ETF	56,402	3,654,286
iShares MSCI International Momentum Factor ETF	200,969	7,952,343
iShares MSCI International Quality Factor ETF	179,168	7,078,928
iShares MSCI International Value Factor ETF	53,152	1,517,490
iShares MSCI USA Min Vol Factor ETF	48,830	4,250,163
iShares MSCI USA Momentum Factor ETF	88,954	16,987,545
iShares MSCI USA Quality Factor ETF	109,663	18,837,910
iShares MSCI USA Size Factor ETF	59,664	8,543,288
iShares MSCI USA Value Factor ETF	27,145	2,920,531
Total Unaffiliated Investment Companies (cost $80,470,082)		91,250,858
Total Long-Term Investment Securities (cost $96,063,417)		105,245,576
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional Treasury Money Market Fund, Premier Class 5.23%(2) (cost $329,674)	329,674	$ 329,674
TOTAL INVESTMENTS (cost $96,393,091)(3)	100.2%	105,575,250
Other assets less liabilities	(0.2)	(160,752)
NET ASSETS	100.0%	$105,414,498
(1)	Security represents an investment in an affiliated company (see Note 8)
(2)	The rate shown is the 7-day yield as of July 31, 2024.
(3)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$13,994,718	$—	$—	$13,994,718
Unaffiliated Investment Companies	91,250,858	—	—	91,250,858
Short-Term Investments	329,674	—	—	329,674
Total Investments at Value	$105,575,250	$—	$—	$105,575,250
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 45.7%
Australia — 1.2%
AGL Energy, Ltd.	27,020	$ 184,219
Ampol, Ltd.	591	12,995
ANZ Group Holdings, Ltd.	563	10,713
Aristocrat Leisure, Ltd.	7,323	259,778
BHP Group, Ltd. (ASX)	61,515	1,707,917
Brambles, Ltd.	20,812	212,459
Cochlear, Ltd.	1,228	277,180
Coles Group, Ltd.	15,104	179,117
Commonwealth Bank of Australia	1,374	123,821
Computershare, Ltd.	4,612	83,406
CSL, Ltd.	4,264	868,170
Fortescue, Ltd.	24,466	304,345
Macquarie Group, Ltd.	5,131	705,070
Medibank Private, Ltd.	54,175	141,118
Northern Star Resources, Ltd.	18,989	176,495
Origin Energy, Ltd.	1,723	11,822
QBE Insurance Group, Ltd.	9,147	108,173
REA Group, Ltd.	1,317	176,279
Rio Tinto, Ltd.	10,671	819,992
Scentre Group	59,174	135,016
South32, Ltd.	86,704	174,121
Stockland	34,942	105,595
Wesfarmers, Ltd.	16,020	771,917
Westpac Banking Corp.	15,505	303,415
Woodside Energy Group, Ltd.	7,871	142,686
Worley, Ltd.	4,583	45,742
		8,041,561
Austria — 0.0%
BAWAG Group AG*	1,545	112,546
Erste Group Bank AG	1,039	53,931
OMV AG	3,332	139,645
		306,122
Belgium — 0.1%
Ageas SA	1,433	68,250
Groupe Bruxelles Lambert NV	3,331	248,009
KBC Group NV	5,003	386,597
Sofina SA	365	86,199
Syensqo SA	265	23,420
Umicore SA	855	11,726
		824,201
Bermuda — 0.1%
Aegon, Ltd.	31,246	201,199
Arch Capital Group, Ltd.†	910	87,160
CK Infrastructure Holdings, Ltd.	5,500	36,569
Invesco, Ltd.	7,441	128,432
Jardine Matheson Holdings, Ltd.	2,100	73,994
Liberty Global, Ltd., Class C†	3,747	75,352
		602,706
Cayman Islands — 0.1%
Budweiser Brewing Co. APAC, Ltd.*	33,900	41,003
CK Asset Holdings, Ltd.	33,500	127,476
CK Hutchison Holdings, Ltd.	15,500	81,566
Sands China, Ltd.†	26,000	48,432
Sea, Ltd. ADR†	2,864	188,165
Wharf Real Estate Investment Co., Ltd.	23,000	56,720
		543,362
Curacao — 0.1%
Schlumberger NV	17,075	824,552
Security Description	Shares or Principal Amount	Value

Denmark — 0.7%
AP Moller-Maersk A/S, Series A	6	$ 9,744
AP Moller-Maersk A/S, Series B	66	109,388
DSV A/S	2,486	456,040
Genmab A/S†	1,121	316,994
Novo Nordisk A/S, Class B	28,689	3,801,392
Vestas Wind Systems A/S†	16,007	395,519
		5,089,077
Finland — 0.1%
Kone Oyj, Class B	1,436	73,296
Nokia Oyj	8,668	33,998
Nordea Bank Abp	53,429	625,713
Sampo Oyj, Class A	2,653	116,227
Stora Enso Oyj, Class R	745	9,305
Wartsila OYJ Abp	2,643	54,511
		913,050
France — 1.9%
Aeroports de Paris SA	570	74,763
Air Liquide SA	3,739	681,439
Alstom SA†	585	11,439
Amundi SA*	2,622	191,122
Arkema SA	475	42,873
AXA SA	1,838	64,464
BNP Paribas SA	16,603	1,137,215
Bouygues SA	525	18,112
Bureau Veritas SA	7,498	234,848
Capgemini SE	214	42,472
Carrefour SA	19,503	290,889
Cie de Saint-Gobain SA	429	36,770
Cie Generale des Etablissements Michelin SCA	558	22,097
Credit Agricole SA	31,678	480,020
Danone SA	19,254	1,252,773
Dassault Aviation SA	157	31,637
Dassault Systemes SE	4,556	172,514
Edenred SE	341	14,175
Eiffage SA	3,667	364,445
Engie SA	53,133	835,085
EssilorLuxottica SA	367	83,788
Forvia SE	1,073	12,532
Gecina SA	1,337	132,144
Getlink SE	4,388	78,142
Hermes International SCA	363	792,917
Ipsen SA	106	11,903
Legrand SA	4,723	509,368
L'Oreal SA	523	226,477
LVMH Moet Hennessy Louis Vuitton SE	1,548	1,091,048
Pernod Ricard SA	2,116	283,384
Publicis Groupe SA	840	87,672
Rexel SA	8,428	213,798
Safran SA	433	94,950
Sanofi SA	6,261	643,888
Sartorius Stedim Biotech	63	12,465
Schneider Electric SE	5,392	1,297,292
Societe Generale SA	753	19,491
SPIE SA	3	116
Thales SA	388	61,561
TotalEnergies SE	2,785	187,826
Ubisoft Entertainment SA†	4,315	88,491
Valeo SE	13,524	154,399
Veolia Environnement SA	13,764	431,641
Vinci SA	4,426	504,427

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Vivendi SE	1,713	$ 18,267
Worldline SA*†	1,900	21,511
		13,058,650
Germany — 1.9%
adidas AG	2,483	621,206
Allianz SE	5,411	1,526,726
BASF SE	4,748	221,414
Bayer AG	20,037	595,847
Bayerische Motoren Werke AG	3,471	322,130
Bayerische Motoren Werke AG (Preference Shares)	206	17,687
BioNTech SE ADR†	1,245	107,319
Brenntag SE	854	60,805
Commerzbank AG	9,409	153,621
Continental AG	1,285	78,809
Covestro AG*†	133	7,836
Deutsche Bank AG	2,556	39,920
Deutsche Lufthansa AG	37,656	236,101
Deutsche Pfandbriefbank AG*†	6	34
Deutsche Telekom AG	58,663	1,533,078
E.ON SE	54,634	766,305
Evonik Industries AG	9,802	199,008
Fresenius Medical Care AG	854	33,142
Fresenius SE & Co. KGaA†	8,079	289,892
GEA Group AG	3,073	135,741
Henkel AG & Co. KGaA	527	40,833
HUGO BOSS AG	3,191	126,835
Jenoptik AG	2	57
K+S AG	7,674	99,055
Knorr-Bremse AG	496	39,983
LEG Immobilien SE	856	74,871
Mercedes-Benz Group AG	2,521	166,780
Merck KGaA	230	41,204
Muenchener Rueckversicherungs-Gesellschaft AG	760	374,432
Nemetschek SE	816	77,976
Rheinmetall AG	147	80,123
RWE AG	8,696	324,818
SAP SE	5,664	1,195,029
Scout24 SE*	1,702	134,838
Siemens AG	11,581	2,122,867
Siemens Energy AG†	8,511	247,800
Talanx AG	593	45,081
thyssenkrupp AG	20,832	79,588
Volkswagen AG	454	53,600
Volkswagen AG (Preference Shares)	5,158	575,664
Wacker Chemie AG	104	10,438
Zalando SE*†	7,700	197,463
		13,055,956
Hong Kong — 0.3%
AIA Group, Ltd.	229,219	1,527,706
BOC Hong Kong Holdings, Ltd.	102,500	297,885
Galaxy Entertainment Group, Ltd.	30,000	125,285
Hang Seng Bank, Ltd.	4,800	59,058
Hong Kong Exchanges & Clearing, Ltd.	1,504	44,350
Power Assets Holdings, Ltd.	4,500	28,736
Sino Land Co., Ltd.	14,000	14,425
Swire Pacific, Ltd., Class A	7,319	63,086
Swire Properties, Ltd.	62,200	98,402
Techtronic Industries Co., Ltd.	2,000	25,871
		2,284,804
Security Description	Shares or Principal Amount	Value

Ireland — 0.6%
Accenture PLC, Class A	624	$ 206,307
AIB Group PLC	14,023	80,250
Alkermes PLC†	4,064	111,029
Aon PLC, Class A	250	82,128
Bank of Ireland Group PLC	891	10,065
CRH PLC	609	52,191
Eaton Corp. PLC	3,630	1,106,388
Flutter Entertainment PLC†	153	30,200
James Hardie Industries PLC CDI†	11,382	411,590
Kerry Group PLC, Class A	1,041	97,314
Kingspan Group PLC	1,981	184,909
Medtronic PLC	14,094	1,132,030
Pentair PLC	1,135	99,733
Trane Technologies PLC	2,574	860,437
		4,464,571
Israel — 0.2%
Check Point Software Technologies, Ltd.†	1,796	329,476
CyberArk Software, Ltd.†	1,159	297,144
Elbit Systems, Ltd.	49	8,758
Monday.com, Ltd.†	59	13,559
Nice, Ltd.†	775	140,226
Tower Semiconductor, Ltd.†	4,107	167,566
Wix.com, Ltd.†	3,849	600,155
		1,556,884
Italy — 0.5%
A2A SpA	38,853	82,230
Banca Monte dei Paschi di Siena SpA	6,108	33,267
Banco BPM SpA	12,136	83,985
Enel SpA	137,394	979,824
Eni SpA	7,237	115,600
FinecoBank Banca Fineco SpA	3,099	52,640
Generali	6,611	171,105
Intesa Sanpaolo SpA	94,361	382,635
Leonardo SpA	5,924	140,978
Mediobanca Banca di Credito Finanziario SpA	19,424	314,966
Moncler SpA	2,558	152,396
Nexi SpA*†	1,567	9,617
Recordati Industria Chimica e Farmaceutica SpA	490	26,684
Snam SpA	3,570	17,058
Terna - Rete Elettrica Nazionale	2,556	21,263
UniCredit SpA	27,468	1,126,797
		3,711,045
Japan — 4.7%
Amada Co., Ltd.	16,900	199,772
ANA Holdings, Inc.	16,200	311,080
Asahi Group Holdings, Ltd.	300	11,088
Asahi Kasei Corp.	37,100	268,842
Astellas Pharma, Inc.	20,900	244,067
Canon, Inc.	11,700	369,607
Central Japan Railway Co.	22,200	524,989
Chubu Electric Power Co., Inc.	3,200	40,362
Daifuku Co., Ltd.	2,600	47,054
Dai-ichi Life Holdings, Inc.	700	21,514
Daiichi Sankyo Co., Ltd.	22,700	923,859
Daikin Industries, Ltd.	1,300	188,276
Daito Trust Construction Co., Ltd.	1,300	156,587
Daiwa House Industry Co., Ltd.	10,700	306,215
Denso Corp.	13,600	226,109
Disco Corp.	600	196,301
East Japan Railway Co.	2,900	54,640
FANUC Corp.	1,300	38,837

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fast Retailing Co., Ltd.	800	$ 219,703
Fujitsu, Ltd.	7,100	126,794
GMO Payment Gateway, Inc.	2,100	119,814
Hankyu Hanshin Holdings, Inc.	1,800	51,454
Hitachi Construction Machinery Co., Ltd.	200	5,010
Hitachi, Ltd.	43,900	948,787
Honda Motor Co., Ltd.	129,605	1,388,487
Hoya Corp.	700	87,476
Hulic Co., Ltd.	5,000	48,602
Idemitsu Kosan Co., Ltd.	2,300	15,321
J Front Retailing Co., Ltd.	2,500	30,286
Japan Post Holdings Co., Ltd.	56,000	596,864
Japan Tobacco, Inc.	7,700	227,179
JGC Holdings Corp.	7,500	64,012
Kajima Corp.	1,900	36,962
Kakaku.com, Inc.	3,000	41,916
Kansai Electric Power Co., Inc.	600	10,284
Kawasaki Kisen Kaisha, Ltd.	1,000	15,574
KDDI Corp.	8,816	264,943
Keyence Corp.	500	217,515
Kirin Holdings Co., Ltd.	12,000	170,266
Koito Manufacturing Co., Ltd.	9,000	134,317
Komatsu, Ltd.	19,100	547,815
Kubota Corp.	6,400	92,316
Kurita Water Industries, Ltd.	1,100	46,982
Kyocera Corp.	3,400	43,040
Kyowa Kirin Co., Ltd.	7,900	167,170
LY Corp.	15,000	37,299
Makita Corp.	4,900	160,124
Marubeni Corp.	10,900	206,420
MEIJI Holdings Co., Ltd.	500	12,685
Mitsubishi Chemical Group Corp.	14,100	84,022
Mitsubishi Corp.	20,800	432,154
Mitsubishi Electric Corp.	28,900	485,131
Mitsubishi Estate Co., Ltd.	27,000	458,820
Mitsubishi UFJ Financial Group, Inc.	187,900	2,183,562
Mitsui & Co., Ltd.	3,100	72,313
Mitsui Fudosan Co., Ltd.	78,500	812,755
Mitsui OSK Lines, Ltd.	1,100	35,140
Mizuho Financial Group, Inc.	72,770	1,664,256
MS&AD Insurance Group Holdings, Inc.	3,900	91,795
Murata Manufacturing Co., Ltd.	3,000	66,348
NIDEC Corp.	2,700	119,799
Nikon Corp.	12,200	140,518
Nintendo Co., Ltd.	17,010	945,009
Nippon Paint Holdings Co., Ltd.	6,000	38,300
Nippon Telegraph & Telephone Corp.	386,800	412,591
Nippon Yusen KK	1,900	61,774
Nitto Denko Corp.	2,586	225,964
Nomura Holdings, Inc.	14,700	91,093
Nomura Real Estate Holdings, Inc.	1,000	28,039
Nomura Research Institute, Ltd.	8,100	250,274
Obayashi Corp.	10,200	134,192
Ono Pharmaceutical Co., Ltd.	12,200	182,201
Oriental Land Co., Ltd.	13,300	378,107
Otsuka Holdings Co., Ltd.	7,200	372,530
Pan Pacific International Holdings Corp.	10,500	273,244
Panasonic Holdings Corp.	53,600	428,511
Recruit Holdings Co., Ltd.	22,700	1,297,388
Ricoh Co., Ltd.	3,000	28,025
Santen Pharmaceutical Co., Ltd.	3,600	43,364
SBI Holdings, Inc.	600	15,666
Security Description	Shares or Principal Amount	Value

Japan (continued)
SCREEN Holdings Co., Ltd.	400	$ 34,051
SCSK Corp.	1,500	29,689
Seven & i Holdings Co., Ltd.	6,400	76,923
Shimadzu Corp.	4,400	130,027
Shin-Etsu Chemical Co., Ltd.	3,000	134,039
Shionogi & Co., Ltd.	4,000	175,985
Skylark Holdings Co., Ltd.	3,300	45,292
SoftBank Corp.	21,600	283,828
SoftBank Group Corp.	7,500	459,794
Sompo Holdings, Inc.	1,300	29,666
Sony Group Corp.	7,600	676,193
Subaru Corp.	16,700	329,516
Sumitomo Chemical Co., Ltd.	50,200	130,470
Sumitomo Corp.	30,300	761,962
Sumitomo Electric Industries, Ltd.	2,500	38,212
Sumitomo Mitsui Financial Group, Inc.	25,800	1,868,000
Sumitomo Mitsui Trust Holdings, Inc.	20,200	509,555
Sumitomo Realty & Development Co., Ltd.	2,300	75,905
Suntory Beverage & Food, Ltd.	3,900	141,030
Suzuki Motor Corp.	8,000	92,949
T&D Holdings, Inc.	1,200	22,713
Takeda Pharmaceutical Co., Ltd.	3,100	88,584
Terumo Corp.	26,500	473,314
Tokio Marine Holdings, Inc.	24,100	958,009
Tokyo Electron, Ltd.	10,500	2,120,075
Tokyo Tatemono Co., Ltd.	3,100	53,670
Toyota Industries Corp.	400	33,369
Toyota Motor Corp.	33,700	655,988
Toyota Tsusho Corp.	10,800	216,383
Trend Micro, Inc.	700	33,560
Unicharm Corp.	3,800	127,177
		32,923,429
Jersey — 0.3%
Experian PLC	18,982	895,000
Ferguson PLC (NYSE)	2,006	446,636
Glencore PLC	150,433	832,841
WPP PLC	846	8,179
		2,182,656
Luxembourg — 0.3%
ArcelorMittal SA	36,733	829,286
Eurofins Scientific SE	297	17,607
SES SA FDR	4	22
Spotify Technology SA†	2,197	755,636
Tenaris SA	8,650	137,446
		1,739,997
Netherlands — 1.1%
ABN AMRO Bank NV*	10,991	191,564
Adyen NV*†	170	208,071
AerCap Holdings NV	164	15,408
Airbus SE	1,345	203,109
Akzo Nobel NV	666	41,064
Argenx SE†	181	92,901
ASML Holding NV	3,740	3,435,570
Euronext NV*	211	21,318
EXOR NV	193	19,741
Ferrari NV	1,585	652,111
Ferrovial SE	2,079	82,607
ING Groep NV	938	17,007
Just Eat Takeaway.com NV *†	9,681	123,349
Koninklijke Philips NV†	13,615	383,853
NN Group NV	13,166	658,612

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
NXP Semiconductors NV	158	$ 41,579
Prosus NV	1,332	46,301
Randstad NV	1,108	53,862
Signify NV*	5,900	146,424
Stellantis NV	12,739	212,132
STMicroelectronics NV	2,320	77,070
Wolters Kluwer NV	5,721	959,616
		7,683,269
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	3,949	76,072
Xero, Ltd.†	2,003	183,630
		259,702
Norway — 0.2%
Aker BP ASA	2,796	67,595
DNB Bank ASA	15,446	318,912
Equinor ASA	27,155	719,753
Norsk Hydro ASA	23,126	127,938
Yara International ASA	3,178	90,500
		1,324,698
Panama — 0.0%
Carnival Corp.†	8,018	133,580
Portugal — 0.0%
EDP - Energias de Portugal SA	12,346	50,825
Singapore — 0.2%
DBS Group Holdings, Ltd.	16,610	455,433
Keppel, Ltd.	1,400	6,969
Singapore Airlines, Ltd.	8,900	46,414
Singapore Telecommunications, Ltd.	141,700	327,347
United Overseas Bank, Ltd.	10,200	246,428
		1,082,591
Spain — 0.8%
Acciona SA	467	60,431
ACS Actividades de Construccion y Servicios SA	1,214	54,220
Aena SME SA*	587	111,262
Banco Bilbao Vizcaya Argentaria SA	80,509	846,050
Banco Santander SA	248,699	1,194,368
Bankinter SA	8,353	71,326
CaixaBank SA	26,893	156,688
Iberdrola SA	103,264	1,362,390
Industria de Diseno Textil SA	22,823	1,105,917
Repsol SA	20,835	296,523
		5,259,175
Sweden — 0.4%
Assa Abloy AB, Class B	11,464	348,323
Atlas Copco AB, Class A	22,918	407,294
Atlas Copco AB, Class B	9,304	145,334
Electrolux AB, Class B†	9,444	83,890
Evolution AB*	3,473	335,158
Fastighets AB Balder, Class B†	2,413	17,732
Hexagon AB, Class B	18,506	188,170
Holmen AB, Class B	226	8,876
Investor AB, Class B	28,607	810,515
L E Lundbergforetagen AB, Class B	991	49,999
SKF AB, Class B	3,445	63,883
Svenska Handelsbanken AB, Class A	2,096	21,102
Swedbank AB, Class A	7,108	151,108
Security Description	Shares or Principal Amount	Value

Sweden (continued)
Trelleborg AB, Class B	4,214	$ 156,240
Volvo AB, Class B	8,844	225,410
		3,013,034
Switzerland — 2.3%
Avolta AG	2,184	82,407
ABB, Ltd.	41,781	2,318,641
Banque Cantonale Vaudoise	164	17,442
Bunge Global SA	431	45,354
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	39	488,893
Coca-Cola HBC AG	549	20,026
DSM-Firmenich AG	1,186	151,534
Givaudan SA	35	171,613
Holcim AG	10,720	1,003,296
Logitech International SA	1,561	140,637
Lonza Group AG	44	29,256
Nestle SA	26,146	2,654,100
Novartis AG	31,958	3,582,631
Roche Holding AG	5,222	1,691,394
Roche Holding AG (BR)	568	200,010
Schindler Holding AG (Participation Certificate)	339	90,684
Sonova Holding AG	109	33,276
Swiss Re AG	1,187	146,361
TE Connectivity, Ltd.	10,461	1,614,446
UBS Group AG	31,184	945,811
Zurich Insurance Group AG	735	404,179
		15,831,991
United Kingdom — 2.9%
3i Group PLC	1,908	76,633
Anglo American PLC	1,350	40,604
Antofagasta PLC	847	21,891
ARM Holdings PLC ADR†	1,037	149,504
Ashtead Group PLC	1,087	78,147
Associated British Foods PLC	5,210	166,055
AstraZeneca PLC	12,279	1,946,782
Auto Trader Group PLC*	3,513	36,793
Aviva PLC	30,749	198,119
Babcock International Group PLC	6	41
BAE Systems PLC	33,149	553,370
Barclays PLC	89,363	267,202
Barratt Developments PLC	2,336	15,770
Berkeley Group Holdings PLC	544	35,487
BP PLC	212,974	1,256,039
British American Tobacco PLC	26,509	940,326
British Land Co. PLC	45,809	242,201
Bunzl PLC	5,259	220,092
Carnival PLC†	1,554	23,853
Centrica PLC	143,538	244,381
Compass Group PLC	28,383	873,632
Diageo PLC	1,827	56,902
Direct Line Insurance Group PLC	15,997	38,826
Drax Group PLC	8,561	71,358
easyJet PLC	5,914	34,202
Endeavour Mining PLC	3,991	89,273
GSK PLC	46,875	907,780
Haleon PLC	3,988	17,914
Hargreaves Lansdown PLC	1,207	17,096
HSBC Holdings PLC	38,994	352,715
IG Group Holdings PLC	9,076	109,375
IMI PLC	1,399	34,013
Imperial Brands PLC	5,876	162,181

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Informa PLC	86,496	$ 967,860
International Game Technology PLC	9,070	212,873
Intertek Group PLC	1,447	94,057
J Sainsbury PLC	56,194	199,269
Johnson Matthey PLC	6,307	132,827
Land Securities Group PLC	4,320	35,367
Lloyds Banking Group PLC	33,560	25,575
London Stock Exchange Group PLC	921	112,235
M&G PLC	76,362	208,745
Marks & Spencer Group PLC	24,319	102,776
Melrose Industries PLC	5,632	42,569
National Grid PLC	9,711	123,450
NatWest Group PLC	39,106	184,548
NMC Health PLC†(1)	128	0
Ocado Group PLC†	4,085	21,379
Persimmon PLC	1,232	25,087
Phoenix Group Holdings PLC	11,539	81,305
Prudential PLC	47,502	424,139
Reckitt Benckiser Group PLC	1,431	76,804
RELX PLC	20,566	970,281
Rightmove PLC	39,839	295,576
Rio Tinto PLC	9,856	638,108
Rolls-Royce Holdings PLC†	31,410	181,192
Sage Group PLC	1,203	16,783
Schroders PLC	3,772	19,085
Segro PLC	5,227	61,631
Severn Trent PLC	440	14,563
Shell PLC	67,055	2,445,700
Smiths Group PLC	15,776	361,823
Spectris PLC	6,737	263,054
SSE PLC	2,146	51,944
Standard Chartered PLC	35,712	350,880
Taylor Wimpey PLC	7,217	14,746
Tesco PLC	226,556	967,092
Unilever PLC	2,741	168,147
Unilever PLC	11,860	726,292
United Utilities Group PLC	3,439	45,729
Vodafone Group PLC	603,116	562,567
Weir Group PLC	6,001	156,544
		20,661,159
United States — 24.7%
Abbott Laboratories	6,922	733,317
AbbVie, Inc.	5,282	978,860
ABIOMED, Inc. CVR†(1)	79	128
Acuity Brands, Inc.	870	218,674
Adobe, Inc.†	2,708	1,493,868
Advanced Drainage Systems, Inc.	1,236	218,821
Advanced Micro Devices, Inc.†	6,208	896,932
AECOM	6,767	613,158
AES Corp.	3,303	58,760
Agilent Technologies, Inc.	339	47,935
Airbnb, Inc., Class A†	442	61,685
Alaska Air Group, Inc.†	352	13,211
Align Technology, Inc.†	308	71,419
Allstate Corp.	1,521	260,273
Alnylam Pharmaceuticals, Inc.†	70	16,622
Alphabet, Inc., Class A	25,806	4,426,761
Alphabet, Inc., Class C	17,946	3,107,350
Altria Group, Inc.	5,916	289,943
Amazon.com, Inc.†	42,457	7,938,610
Ameren Corp.	146	11,573
Security Description	Shares or Principal Amount	Value

United States (continued)
American Express Co.	2,632	$ 666,001
American Tower Corp.	131	28,872
Ameriprise Financial, Inc.	326	140,203
AMETEK, Inc.	3,058	530,502
Amgen, Inc.	1,359	451,827
Amphenol Corp., Class A	341	21,913
Analog Devices, Inc.	53	12,263
Apple, Inc.	62,231	13,820,260
Applied Industrial Technologies, Inc.	1,027	224,081
Applied Materials, Inc.	5,734	1,216,755
Arista Networks, Inc.†	964	334,074
Arrow Electronics, Inc.†	952	117,753
Atlassian Corp., Class A†	2,132	376,447
Automatic Data Processing, Inc.	629	165,188
AvalonBay Communities, Inc.	70	14,344
Axon Enterprise, Inc.†	165	49,502
Baker Hughes Co.	1,590	61,565
Ball Corp.	644	41,106
Bank of America Corp.	49,701	2,003,447
Bank of New York Mellon Corp.	2,056	133,784
Becton Dickinson & Co.	919	221,534
Berkshire Hathaway, Inc., Class B†	7,160	3,139,660
Best Buy Co., Inc.	154	13,324
Biogen, Inc.†	130	27,716
Blackstone, Inc.	867	123,244
Block, Inc.†	4,791	296,467
Boeing Co.†	676	128,846
Booking Holdings, Inc.	193	716,997
Booz Allen Hamilton Holding Corp.	253	36,257
Boston Scientific Corp.†	1,337	98,778
Box, Inc., Class A†	456	12,823
Bristol-Myers Squibb Co.	6,977	331,826
Broadcom, Inc.	14,126	2,269,766
Builders FirstSource, Inc.†	2,540	425,120
Burlington Stores, Inc.†	375	97,620
CACI International, Inc., Class A†	418	192,899
Camden Property Trust	339	41,993
Capital One Financial Corp.	203	30,734
Cardinal Health, Inc.	1,805	181,998
Catalent, Inc.†	220	13,055
Caterpillar, Inc.	3,230	1,118,226
Cboe Global Markets, Inc.	197	36,151
CBRE Group, Inc., Class A†	5,454	614,720
Centene Corp.†	10,722	824,736
Charles River Laboratories International, Inc.†	51	12,449
Charles Schwab Corp.	1,835	119,624
Chevron Corp.	7,808	1,252,950
Cigna Group	2,781	969,651
Cintas Corp.	656	501,145
Cirrus Logic, Inc.†	1,648	215,031
Cisco Systems, Inc.	5,731	277,667
Citigroup, Inc.	12,766	828,258
Citizens Financial Group, Inc.	3,337	142,390
Cloudflare, Inc., Class A†	415	32,162
CME Group, Inc.	2,117	410,084
CMS Energy Corp.	741	48,017
Coca-Cola Co.	1,500	100,110
Coinbase Global, Inc., Class A†	57	12,788
Colgate-Palmolive Co.	5,983	593,454
Comcast Corp., Class A	39,322	1,622,819
Comfort Systems USA, Inc.	266	88,424
Conagra Brands, Inc.	405	12,280
ConocoPhillips	5,628	625,834

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Costco Wholesale Corp.	1,790	$ 1,471,380
Crowdstrike Holdings, Inc., Class A†	452	104,846
Curtiss-Wright Corp.	997	293,816
CVS Health Corp.	1,332	80,360
D.R. Horton, Inc.	2,817	506,863
Danaher Corp.	362	100,303
Datadog, Inc., Class A†	149	17,350
Deckers Outdoor Corp.†	155	143,008
Dell Technologies, Inc., Class C	809	91,967
Delta Air Lines, Inc.	432	18,585
Dexcom, Inc.†	156	10,580
Dick's Sporting Goods, Inc.	166	35,914
Dollar General Corp.	448	53,935
Dollar Tree, Inc.†	503	52,483
Dominion Energy, Inc.	1,727	92,325
DraftKings, Inc., Class A†	558	20,618
Dropbox, Inc., Class A†	8,751	209,324
Duke Energy Corp.	327	35,731
Dynatrace, Inc.†	772	33,906
Ecolab, Inc.	218	50,290
Edison International	273	21,843
Elevance Health, Inc.	560	297,937
Eli Lilly & Co.	2,834	2,279,301
EMCOR Group, Inc.	1,940	728,354
Emerson Electric Co.	364	42,628
Entergy Corp.	170	19,715
Equinix, Inc.	572	452,017
Etsy, Inc.†	215	14,005
Euronet Worldwide, Inc.†	159	16,216
Eversource Energy	1,144	74,257
Exact Sciences Corp.†	434	19,825
Exelixis, Inc.†	4,749	111,364
Exelon Corp.	740	27,528
Expeditors International of Washington, Inc.	2,473	308,680
Exxon Mobil Corp.	13,103	1,553,885
FedEx Corp.	557	168,353
First Solar, Inc.†	32	6,912
Fiserv, Inc.†	1,139	186,306
Fortinet, Inc.†	15,435	895,847
Fortune Brands Innovations, Inc.	762	61,577
Freeport-McMoRan, Inc.	4,709	213,836
Gartner, Inc.†	253	126,801
GE Vernova, Inc.†	199	35,470
General Dynamics Corp.	341	101,860
General Electric Co.	1,618	275,384
General Motors Co.	4,814	213,356
Genuine Parts Co.	1,251	184,035
Gilead Sciences, Inc.	6,189	470,735
Global Payments, Inc.	445	45,230
Globe Life, Inc.	453	42,011
GoDaddy, Inc., Class A†	301	43,780
Goldman Sachs Group, Inc.	531	270,295
Graco, Inc.	2,676	227,594
Halliburton Co.	3,811	132,165
Hartford Financial Services Group, Inc.	115	12,756
HCA Healthcare, Inc.	6,059	2,199,720
HEICO Corp., Class A	154	29,277
Home Depot, Inc.	4,288	1,578,670
Howmet Aerospace, Inc.	775	74,167
HubSpot, Inc.†	56	27,834
Huntington Bancshares, Inc.	1,129	16,879
IDEX Corp.	142	29,604
Security Description	Shares or Principal Amount	Value

United States (continued)
IDEXX Laboratories, Inc.†	68	$ 32,376
Illinois Tool Works, Inc.	1,800	445,104
Incyte Corp.†	2,815	183,172
Intel Corp.	6,724	206,696
Intercontinental Exchange, Inc.	462	70,021
International Business Machines Corp.	371	71,284
Intuit, Inc.	710	459,618
Ionis Pharmaceuticals, Inc.†	2,324	114,945
IQVIA Holdings, Inc.†	1,003	246,969
ITT, Inc.	311	43,994
Jack Henry & Associates, Inc.	54	9,260
Johnson & Johnson	19,942	3,147,845
Jones Lang LaSalle, Inc.†	127	31,864
JPMorgan Chase & Co.	11,305	2,405,704
Juniper Networks, Inc.	394	14,850
Kellanova	251	14,596
KeyCorp	668	10,775
Kimberly-Clark Corp.	10,273	1,387,369
KKR & Co., Inc.	411	50,738
KLA Corp.	652	536,642
Kroger Co.	12,332	672,094
Lam Research Corp.	2,358	2,172,284
Leidos Holdings, Inc.	516	74,510
Lennar Corp., Class A	2,563	453,472
Lineage, Inc.†	5,063	444,936
Lockheed Martin Corp.	4,645	2,517,218
Louisiana-Pacific Corp.	1,452	142,528
Lowe's Cos., Inc.	3,937	966,573
Lululemon Athletica, Inc.†	137	35,436
M&T Bank Corp.	68	11,708
Manhattan Associates, Inc.†	3,423	874,166
Marathon Petroleum Corp.	4,031	713,568
Marsh & McLennan Cos., Inc.	4,400	979,308
Masco Corp.	1,859	144,723
Mastercard, Inc., Class A	6,629	3,073,934
Mattel, Inc.†	1,937	37,365
McKesson Corp.	311	191,893
MercadoLibre, Inc.†	32	53,405
Merck & Co., Inc.	18,449	2,087,135
Meta Platforms, Inc., Class A	7,543	3,581,643
MetLife, Inc.	1,288	98,983
Mettler-Toledo International, Inc.†	165	250,970
MGM Resorts International†	9,148	393,090
Micron Technology, Inc.	9,457	1,038,568
Microsoft Corp.	31,685	13,255,420
Mid-America Apartment Communities, Inc.	72	10,912
Moderna, Inc.†	114	13,591
Molina Healthcare, Inc.†	266	90,778
Mondelez International, Inc., Class A	7,969	544,681
Monolithic Power Systems, Inc.	192	165,713
Moody's Corp.	895	408,550
Morgan Stanley	10,630	1,097,122
Mosaic Co.	163	4,852
Motorola Solutions, Inc.	1,573	627,501
MSCI, Inc.	477	257,942
NetApp, Inc.	7,372	936,097
Netflix, Inc.†	1,448	909,851
Neurocrine Biosciences, Inc.†	999	141,428
Newmont Corp.	6,584	323,077
News Corp., Class B	140	3,989
NextEra Energy, Inc.	1,918	146,516
NIKE, Inc., Class B	6,320	473,115
Northrop Grumman Corp.	1,392	674,173

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
NOV, Inc.	3,310	$ 68,914
Nutanix, Inc., Class A†	862	43,540
NVIDIA Corp.	97,685	11,431,099
NVR, Inc.†	56	482,019
Oracle Corp.	2,307	321,711
Oshkosh Corp.	1,924	209,043
Otis Worldwide Corp.	163	15,403
PACCAR, Inc.	1,101	108,625
Palantir Technologies, Inc., Class A†	1,167	31,381
Palo Alto Networks, Inc.†	349	113,331
Paramount Global, Class B	1,996	22,794
Parker-Hannifin Corp.	1,325	743,537
PayPal Holdings, Inc.†	1,952	128,403
Pfizer, Inc.	16,676	509,285
Philip Morris International, Inc.	2,599	299,301
Pinterest, Inc., Class A†	474	15,144
PNC Financial Services Group, Inc.	201	28,508
Pool Corp.	23	8,603
PPG Industries, Inc.	586	74,410
Principal Financial Group, Inc.	285	23,230
Procter & Gamble Co.	11,626	1,868,996
Progressive Corp.	1,106	236,817
Prologis, Inc.	139	17,521
Prudential Financial, Inc.	126	15,790
PulteGroup, Inc.	3,069	405,108
Pure Storage, Inc., Class A†	1,217	72,935
QUALCOMM, Inc.	10,418	1,885,137
Qualys, Inc.†	710	105,889
Quanta Services, Inc.	888	235,657
Regeneron Pharmaceuticals, Inc.†	214	230,947
Reinsurance Group of America, Inc.	1,548	348,966
Reliance, Inc.	275	83,754
Republic Services, Inc.	280	54,410
Robert Half, Inc.	236	15,149
Ross Stores, Inc.	4,177	598,272
RPM International, Inc.	1,507	183,040
RTX Corp.	5,614	659,589
S&P Global, Inc.	3,629	1,759,085
Salesforce, Inc.	1,416	366,461
SBA Communications Corp.	461	101,208
ServiceNow, Inc.†	1,806	1,470,788
Sherwin-Williams Co.	436	152,949
Simon Property Group, Inc.	1,642	251,948
Smartsheet, Inc., Class A†	476	22,829
Snap, Inc., Class A†	1,902	25,335
Snowflake, Inc., Class A†	596	77,706
SS&C Technologies Holdings, Inc.	1,184	86,373
State Street Corp.	3,702	314,559
Stryker Corp.	2,188	716,461
Super Micro Computer, Inc.†	9	6,315
Synopsys, Inc.†	307	171,404
Sysco Corp.	2,618	200,670
Targa Resources Corp.	228	30,844
Target Corp.	4,471	672,483
Taylor Morrison Home Corp.†	1,885	126,446
Tesla, Inc.†	5,445	1,263,621
Texas Instruments, Inc.	106	21,604
Textron, Inc.	354	32,887
Thermo Fisher Scientific, Inc.	2,524	1,548,070
TJX Cos., Inc.	6,339	716,434
Toll Brothers, Inc.	5,059	721,970
Tractor Supply Co.	80	21,066
Security Description	Shares or Principal Amount	Value

United States (continued)
TransDigm Group, Inc.	163	$ 210,958
TransUnion	189	17,059
Travelers Cos., Inc.	3,002	649,753
Trex Co., Inc.†	738	61,719
TriNet Group, Inc.	98	10,216
Truist Financial Corp.	2,749	122,853
Tyson Foods, Inc., Class A	1,212	73,811
Uber Technologies, Inc.†	8,458	545,287
UGI Corp.	8,374	207,508
Union Pacific Corp.	990	244,263
United Airlines Holdings, Inc.†	1,257	57,093
United Parcel Service, Inc., Class B	4,346	566,588
United Rentals, Inc.	220	166,562
United Therapeutics Corp.†	52	16,291
UnitedHealth Group, Inc.	2,300	1,325,168
Universal Health Services, Inc., Class B	310	66,266
US Bancorp	5,189	232,882
Valero Energy Corp.	912	147,489
Veeva Systems, Inc., Class A†	71	13,627
Ventas, Inc.	639	34,787
Veralto Corp.	1,815	193,406
VeriSign, Inc.†	3,157	590,391
Verisk Analytics, Inc.	759	198,668
Verizon Communications, Inc.	307	12,440
Vertex Pharmaceuticals, Inc.†	438	217,125
Vertiv Holdings Co., Class A	701	55,169
Viatris, Inc.	1,120	13,507
Visa, Inc., Class A	5,859	1,556,560
Vistra Corp.	152	12,041
W.R. Berkley Corp.	1,371	75,583
Walmart, Inc.	31,752	2,179,457
Walt Disney Co.	3,075	288,097
Warner Bros. Discovery, Inc.†	6,372	55,118
Waste Management, Inc.	3,177	643,851
Watsco, Inc.	43	21,048
Wells Fargo & Co.	5,178	307,262
Westinghouse Air Brake Technologies Corp.	2,449	394,656
WW Grainger, Inc.	541	528,454
Xcel Energy, Inc.	562	32,753
Xylem, Inc.	1,197	159,799
Zoetis, Inc.	1,166	209,927
Zscaler, Inc.†	150	26,902
		173,485,815
Total Common Stocks (cost $277,125,773)		320,908,462
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 44.5%
United States — 44.5%
United States Treasury Notes
1.38%, 11/15/2031	$22,692,900	18,971,619
1.88%, 02/15/2032	32,754,800	28,256,133
2.75%, 08/15/2032	26,595,600	24,301,730
2.88%, 05/15/2032	26,613,500	24,613,329
3.38%, 05/15/2033	65,105,100	61,926,140
3.50%, 02/15/2033	50,414,900	48,473,139
3.88%, 08/15/2033	28,935,100	28,555,327
4.00%, 02/15/2034	16,732,400	16,661,810
4.13%, 11/15/2032	25,014,100	25,205,614
4.38%, 05/15/2034	14,493,800	14,865,204
4.50%, 11/15/2033	19,410,600	20,077,839
Total U.S. Government & Agency Obligations (cost $318,137,845)		311,907,884

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.4%
Purchased Options - Puts — 0.4%
Exchange - Traded put option on the S&P 500 Index (Expiration Date: 12/20/2024; Strike Price: $4,900.00; Counterparty: JPMorgan Chase Bank, N.A.) (cost $2,231,562)	$ 601	$ 2,854,750
WARRANTS — 0.0%
United States — 0.0%
Occidental Petroleum Corp. Expires 08/03/2027† (cost $1,155)	234	9,114
Total Long-Term Investment Securities (cost $597,496,335)		635,680,210
SHORT-TERM INVESTMENTS — 6.8%
U.S. Government — 1.4%
United States Treasury Bills
5.27%, 08/20/2024	10,048,100	10,020,085
Unaffiliated Investment Companies — 5.4%
State Street Institutional Treasury Money Market Fund, Premier Class 5.23%(2)	37,431,944	37,431,944
Total Short-Term Investments (cost $47,452,096)		47,452,029
TOTAL INVESTMENTS (cost $644,948,431)(3)	97.4%	683,132,239
Other assets less liabilities	2.6	18,154,985
NET ASSETS	100.0%	$701,287,224
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA BlackRock VCP Global Multi Asset Portfolio has no right to demand registration of these securities. At July 31, 2024, the aggregate value of these securities was $1,889,909 representing 0.3% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of July 31, 2024.
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—Chess Depositary Interest
CVR—Contingent Value Rights
FDR—Fiduciary Depositary Receipt
NYSE—New York Stock Exchange

Equity Swaps
Counterparty	Pay/ Recieve	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
JPMorgan Chase Bank, N.A.	Pay	Russell 1000 Value Index	12-Month SOFR + 0.45%	Quarterly	10/04/2024	$14,236,026	$—	$786,858	$786,858
SOFR—Secured Overnight Financing Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
446	Long	MSCI EAFE Index	September 2024	$52,117,000	$53,290,310	$1,173,310
283	Long	S&P 500 E-Mini Index	September 2024	78,396,673	78,645,699	249,026
						$1,422,336

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
138	Long	Euro STOXX 50 Index	September 2024	$ 7,323,987	$ 7,315,187	$ (8,800)
119	Short	U.S. Treasury Long Bonds	September 2024	13,869,287	14,372,968	(503,681)
129	Short	U.S. Treasury Ultra Bonds	September 2024	15,774,930	16,507,969	(733,039)
						$(1,245,520)
		Net Unrealized Appreciation (Depreciation)				$176,816
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	CAD	1	USD	—	09/18/2024	$ —	$ —
	EUR	261,000	USD	281,156	09/18/2024	—	(1,931)
	NZD	6,000	USD	3,681	09/18/2024	110	—
	USD	186,481	GBP	147,000	09/18/2024	2,574	—
						2,684	(1,931)
Citibank, N.A.	USD	6,766,560	CAD	9,276,528	09/18/2024	—	(38,295)
	USD	13,309,704	EUR	12,384,999	09/18/2024	123,387	—
						123,387	(38,295)
Deutsche Bank AG	CAD	38,000	USD	27,720	09/18/2024	158	—
	USD	381,482	CHF	336,000	09/18/2024	3,316	—
	USD	322,040	JPY	49,956,000	09/18/2024	13,758	—
						17,232	—
Goldman Sachs International	JPY	42,868,000	USD	268,369	09/18/2024	—	(19,783)
JPMorgan Chase Bank, N.A.	AUD	350,000	USD	232,053	09/18/2024	2,897	—
	EUR	1,103,735	USD	1,190,071	09/18/2024	—	(7,069)
	JPY	342,697,930	USD	2,211,813	09/18/2024	—	(91,757)
	SEK	1,202,000	USD	114,690	09/18/2024	2,180	—
	USD	21,877,579	AUD	33,001,529	09/18/2024	—	(270,456)
	USD	676,663	EUR	629,000	09/18/2024	5,566	—
	USD	158,920	JPY	25,214,000	09/18/2024	10,566	—
	USD	89,921	NOK	959,000	09/18/2024	—	(1,927)
	USD	52,677	SGD	71,000	09/18/2024	562	—
						21,771	(371,209)
Morgan Stanley & Co. International PLC	CHF	139,000	USD	155,764	09/18/2024	—	(3,424)
	JPY	50,056,000	USD	321,132	09/18/2024	—	(15,337)
						—	(18,761)
UBS AG	USD	190,179	JPY	29,628,000	09/18/2024	8,976	—
Unrealized Appreciation (Depreciation)						$174,050	$(449,979)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

Industry Allocation*
U.S. Government & Agency Obligations	44.5%
Short-Term Investments	6.8
Banks	4.5
Semiconductors	3.9
Pharmaceuticals	3.8
Internet	3.5

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Industry Allocation*(continued)
Software	3.0%
Computers	2.4
Insurance	2.1
Retail	1.6
Oil & Gas	1.4
Commercial Services	1.4
Food	1.2
Telecommunications	1.1
Auto Manufacturers	1.0
Diversified Financial Services	0.9
Aerospace/Defense	0.9
Healthcare-Products	0.9
Healthcare-Services	0.8
Electronics	0.7
Mining	0.7
Electric	0.6
Miscellaneous Manufacturing	0.6
Electrical Components & Equipment	0.6
Machinery-Construction & Mining	0.6
Home Builders	0.6
Cosmetics/Personal Care	0.5
Building Materials	0.5
Apparel	0.5
Media	0.5
Distribution/Wholesale	0.4
Engineering & Construction	0.4
Purchased Options	0.4
Transportation	0.4
Biotechnology	0.3
Real Estate	0.3
Agriculture	0.3
Entertainment	0.3
Chemicals	0.2
Machinery-Diversified	0.2
REITS	0.2
Household Products/Wares	0.2
Iron/Steel	0.2
Home Furnishings	0.2
Airlines	0.2
Investment Companies	0.1
Oil & Gas Services	0.1
Environmental Control	0.1
Toys/Games/Hobbies	0.1
Food Service	0.1
Beverages	0.1
Lodging	0.1
Water	0.1
Metal Fabricate/Hardware	0.1
Energy-Alternate Sources	0.1
Office/Business Equipment	0.1
97.4%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$290,944	$311,762	$—	$602,706
Cayman Islands	188,165	355,197	—	543,362
Curacao	824,552	—	—	824,552
Germany	107,319	12,948,637	—	13,055,956

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Ireland	$3,650,243	$814,328	$—	$4,464,571
Israel	1,407,900	148,984	—	1,556,884
Jersey	446,636	1,736,020	—	2,182,656
Luxembourg	755,636	984,361	—	1,739,997
Netherlands	56,987	7,626,282	—	7,683,269
Panama	133,580	—	—	133,580
Switzerland	1,659,800	14,172,191	—	15,831,991
United Kingdom	362,377	20,298,782	0	20,661,159
United States	173,485,687	—	128	173,485,815
Other Countries	—	78,141,964	—	78,141,964
U.S. Government & Agency Obligations	—	311,907,884	—	311,907,884
Purchased Options	2,854,750	—	—	2,854,750
Warrants	9,114	—	—	9,114
Short-Term Investments:
U.S. Government	—	10,020,085	—	10,020,085
Other Short-Term Investments	37,431,944	—	—	37,431,944
Total Investments at Value	$223,665,634	$459,466,477	$128	$683,132,239
Other Financial Instruments:†
Swaps	$—	$786,858	$—	$786,858
Futures Contracts	1,422,336	—	—	1,422,336
Forward Foreign Currency Contracts	—	174,050	—	174,050
Total Other Financial Instruments	$1,422,336	$960,908	$—	$2,383,244
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,245,520	$—	$—	$1,245,520
Forward Foreign Currency Contracts	—	449,979	—	449,979
Total Other Financial Instruments	$1,245,520	$449,979	$—	$1,695,499
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 93.1%
Bermuda — 0.4%
Alibaba Health Information Technology, Ltd.†	74,000	$ 31,049
Beijing Enterprises Water Group, Ltd.	46,000	14,221
China Gas Holdings, Ltd.	36,400	33,127
China Resources Gas Group, Ltd.	12,000	40,787
China Ruyi Holdings, Ltd.†	72,000	19,270
Credicorp., Ltd.	807	137,706
Kunlun Energy Co., Ltd.	54,000	52,523
Orient Overseas International, Ltd.	1,500	21,050
		349,733
Brazil — 4.2%
AMBEV SA	57,400	117,517
Atacadao SA†	6,100	9,987
B3 SA - Brasil Bolsa Balcao	69,200	132,744
Banco Bradesco SA	20,471	40,644
Banco Bradesco SA (Preference Shares)	63,215	138,922
Banco BTG Pactual SA	14,600	84,175
Banco do Brasil SA	20,900	98,105
BB Seguridade Participacoes SA	8,600	53,475
BRF SA†	7,400	27,553
Caixa Seguridade Participacoes S/A	8,700	22,180
CCR SA	10,800	23,639
Centrais Eletricas Brasileiras SA	15,600	109,136
Centrais Eletricas Brasileiras SA (Preference Shares)	3,100	23,901
Cia de Saneamento Basico do Estado de Sao Paulo	4,200	65,523
Cia Energetica de Minas Gerais (Preference Shares)	20,131	38,652
Cia Siderurgica Nacional SA	9,400	19,710
Companhia Paranaense de Energia (Preference Shares)	11,700	20,872
Cosan SA	13,800	32,620
CPFL Energia SA	2,800	16,079
Energisa SA	2,900	22,524
Eneva SA†	6,400	14,291
Engie Brasil Energia SA	2,900	22,677
Equatorial Energia SA	12,400	71,557
Gerdau SA (Preference Shares)	17,514	56,541
Hapvida Participacoes e Investimentos SA*†	64,205	46,200
Hypera SA	4,200	21,385
Itau Unibanco Holding SA (Preference Shares)	59,350	355,503
Itausa SA (Preference Shares)	66,406	119,401
JBS SA†	9,600	57,232
Klabin SA	9,570	37,375
Localiza Rent a Car SA	11,080	85,860
Lojas Renner SA	11,110	26,046
Natura & Co. Holding SA	11,900	31,411
Petroleo Brasileiro SA	45,400	325,882
Petroleo Brasileiro SA (Preference Shares)	58,900	389,567
PRIO SA	9,400	79,855
Raia Drogasil SA	16,228	79,187
Rede D'Or Sao Luiz SA*	7,400	36,096
Rumo SA	17,000	66,573
Sendas Distribuidora SA†	15,900	27,605
Suzano SA	9,491	90,377
Telefonica Brasil SA	4,800	41,167
TIM SA	10,700	33,087
TOTVS SA	7,300	35,815
Ultrapar Participacoes SA	9,500	37,304
Vale SA	41,688	454,237
Vibra Energia SA	12,000	49,136
WEG SA	20,800	186,298
		3,975,623
Security Description	Shares or Principal Amount	Value

British Virgin Islands — 0.0%
VK Co., Ltd.†(1)(2)	1,364	$ 0
Cayman Islands — 13.0%
AAC Technologies Holdings, Inc.	9,500	34,880
Airtac International Group	2,000	51,651
Akeso, Inc.*†	8,000	43,487
Alchip Technologies, Ltd.	1,000	81,008
Alibaba Group Holding, Ltd.	191,628	1,887,628
ANTA Sports Products, Ltd.	16,400	145,447
Autohome, Inc. ADR	972	24,242
Baidu, Inc., Class A†	28,228	313,065
BeiGene, Ltd. ADR†	666	110,942
Bilibili, Inc.†	2,935	44,639
Bosideng International Holdings, Ltd.	54,000	26,940
C&D International Investment Group, Ltd.	9,000	15,118
Chailease Holding Co., Ltd.	17,817	82,494
China Feihe, Ltd.*	49,000	22,215
China Hongqiao Group, Ltd.	38,000	47,547
China Literature, Ltd.*†	4,200	13,524
China Mengniu Dairy Co., Ltd.	42,000	70,674
China Resources Land, Ltd.	41,000	123,154
China Resources Mixc Lifestyle Services, Ltd.*	9,800	27,583
Chow Tai Fook Jewellery Group, Ltd.	28,200	25,456
Country Garden Holdings Co., Ltd.†(1)	167,000	214
ENN Energy Holdings, Ltd.	10,200	71,604
GCL Technology Holdings, Ltd.†	283,000	39,941
Geely Automobile Holdings, Ltd.	82,000	83,260
Genscript Biotech Corp.†	14,000	22,410
Giant Biogene Holding Co., Ltd.*	4,200	21,742
H World Group, Ltd. ADR	2,724	81,720
Haidilao International Holding, Ltd.*	22,000	35,462
Haitian International Holdings, Ltd.	9,000	26,018
Hansoh Pharmaceutical Group Co., Ltd.*	16,000	34,952
Hengan International Group Co., Ltd.	11,000	34,440
Hygeia Healthcare Holdings Co., Ltd.*†	4,600	12,395
Innovent Biologics, Inc.*†	16,000	79,502
iQIYI, Inc. ADR†	5,742	19,121
JD Health International, Inc.*†	14,400	39,600
JD Logistics, Inc.*†	26,400	26,988
JD.com, Inc., Class A	28,777	379,168
Kanzhun, Ltd. ADR	3,400	46,172
KE Holdings, Inc. ADR	8,500	117,725
Kingdee International Software Group Co., Ltd.†	39,000	31,397
Kingsoft Corp., Ltd.	12,000	33,837
Kuaishou Technology*†	29,000	161,276
Legend Biotech Corp. ADR†	900	50,751
Li Auto, Inc., Class A†	15,300	150,097
Li Ning Co., Ltd.	29,000	54,151
Longfor Group Holdings, Ltd.*	26,000	33,405
Meituan, Class B*†	62,490	864,399
MINISO Group Holding, Ltd.	5,000	20,961
NetEase, Inc.	23,950	441,405
New Oriental Education & Technology Group, Inc.†	18,860	120,167
NIO, Inc. ADR†	16,829	74,721
PDD Holdings, Inc. ADR†	7,405	954,430
Pop Mart International Group, Ltd.*	7,000	37,138
Qifu Technology, Inc. ADR	1,635	33,207
Shenzhou International Group Holdings, Ltd.	10,700	91,254
Silergy Corp.	4,000	55,302
Sino Biopharmaceutical, Ltd.	141,750	50,618
Smoore International Holdings, Ltd.*	24,000	28,083
Sunny Optical Technology Group Co., Ltd.	10,000	55,888
TAL Education Group ADR†	5,319	53,296
Tencent Holdings, Ltd.	81,400	3,758,374

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Cayman Islands (continued)
Tencent Music Entertainment Group ADR	9,501	$ 134,724
Tingyi Cayman Islands Holding Corp.	26,000	31,757
Tongcheng Travel Holdings, Ltd.	17,600	30,605
Topsports International Holdings, Ltd.*	27,000	11,982
Trip.com Group, Ltd.†	6,850	292,668
Vinda International Holdings, Ltd.	5,000	15,039
Vipshop Holdings, Ltd. ADR	4,613	62,921
Want Want China Holdings, Ltd.	68,000	40,821
Wuxi Biologics Cayman, Inc.*†	49,000	71,716
Xinyi Solar Holdings, Ltd.	66,000	31,622
XPeng, Inc., Class A†	15,300	61,662
Yadea Group Holdings, Ltd.*	14,000	18,925
Zhen Ding Technology Holding, Ltd.	9,000	37,614
Zhongsheng Group Holdings, Ltd.	8,000	12,557
ZTO Express Cayman, Inc. ADR	5,548	105,135
		12,478,033
Chile — 0.4%
Banco de Chile	582,395	69,383
Banco de Credito e Inversiones SA	983	28,745
Banco Santander Chile	824,433	41,052
Cencosud SA	17,694	32,706
Cia Sud Americana de Vapores SA	162,454	11,165
Empresas CMPC SA	12,214	21,215
Empresas COPEC SA	5,516	38,418
Enel Americas SA	275,251	25,761
Enel Chile SA	335,891	19,186
Falabella SA†	11,011	36,474
Latam Airlines Group SA	2,310,876	28,608
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	1,825	69,193
		421,906
China — 5.9%
Agricultural Bank of China, Ltd.	357,000	159,508
Aluminum Corp. of China, Ltd.	54,000	30,271
Anhui Conch Cement Co., Ltd.	17,500	42,727
Bank of China, Ltd.	1,014,000	452,471
Bank of Communications Co., Ltd.	119,000	86,514
BYD Co., Ltd.	13,000	383,608
China CITIC Bank Corp., Ltd.	125,000	74,895
China Coal Energy Co., Ltd.	29,000	29,347
China Communications Services Corp., Ltd.	42,000	21,566
China Construction Bank Corp.	1,201,000	837,163
China Everbright Bank Co., Ltd.	70,000	21,145
China Galaxy Securities Co., Ltd.	53,000	27,135
China International Capital Corp., Ltd.*	18,400	20,514
China Life Insurance Co., Ltd.	97,000	133,749
China Longyuan Power Group Corp. Ltd.	45,000	40,482
China Merchants Bank Co., Ltd.	49,000	202,661
China Minsheng Banking Corp., Ltd.	106,500	37,739
China National Building Material Co., Ltd.	54,000	17,902
China Pacific Insurance Group Co., Ltd.	35,400	93,480
China Petroleum & Chemical Corp.	318,000	203,894
China Railway Group, Ltd.	59,000	28,645
China Shenhua Energy Co., Ltd.	42,500	177,187
China Tourism Group Duty Free Corp., Ltd.*	1,100	7,788
China Tower Corp., Ltd.*	580,000	71,134
China Vanke Co., Ltd.†	24,300	13,301
CITIC Securities Co., Ltd.	24,500	36,627
CMOC Group, Ltd.	48,000	38,414
COSCO SHIPPING Energy Transportation Co., Ltd.	16,000	19,214
Security Description	Shares or Principal Amount	Value

China (continued)
COSCO SHIPPING Holdings Co., Ltd.	37,550	$ 53,395
Flat Glass Group Co., Ltd.	7,000	10,163
Fuyao Glass Industry Group Co., Ltd.*	8,400	43,866
Ganfeng Lithium Co., Ltd.*	4,760	10,025
GF Securities Co., Ltd.	21,200	18,236
Great Wall Motor Co., Ltd.	29,500	40,137
Guangzhou Automobile Group Co., Ltd.	51,200	18,909
Haier Smart Home Co., Ltd.	32,400	106,019
Haitong Securities Co., Ltd.	56,000	25,876
Hisense Home Appliances Group Co., Ltd.	5,000	16,122
Huaneng Power International, Inc.	56,000	33,250
Huatai Securities Co., Ltd.*	20,400	22,642
Industrial & Commercial Bank of China, Ltd.	827,000	457,916
Jiangsu Expressway Co., Ltd.	20,000	19,014
Jiangxi Copper Co., Ltd.	17,000	29,815
New China Life Insurance Co., Ltd.	13,500	26,126
Nongfu Spring Co., Ltd.*	26,800	104,634
People's Insurance Co. Group of China, Ltd.	142,000	47,813
PetroChina Co., Ltd.	268,000	234,184
PICC Property & Casualty Co., Ltd.	92,000	120,689
Ping An Insurance Group Co. of China, Ltd.	84,000	363,768
Postal Savings Bank of China Co., Ltd.*	110,000	58,696
Shandong Gold Mining Co., Ltd.*	8,750	18,288
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	18,170
Shanghai Pharmaceuticals Holding Co., Ltd.	11,200	16,802
Sinopharm Group Co., Ltd.	16,800	39,533
TravelSky Technology, Ltd.	12,000	13,515
Tsingtao Brewery Co., Ltd.	8,000	51,153
Weichai Power Co., Ltd.	25,000	40,065
WuXi AppTec Co., Ltd.*	4,896	20,122
Yankuang Energy Group Co., Inc.	43,000	56,199
Zhaojin Mining Industry Co., Ltd.	19,500	35,313
Zhejiang Expressway Co., Ltd.	26,000	17,099
Zhejiang Leapmotor Technology Co., Ltd.*†	6,600	20,964
Zijin Mining Group Co., Ltd.	68,000	139,003
		5,656,602
Colombia — 0.1%
Bancolombia SA	3,585	32,319
Bancolombia SA (Preference Shares)	5,647	47,256
Interconexion Electrica SA ESP	6,010	25,962
		105,537
Cyprus — 0.0%
Ozon Holdings PLC ADR†(1)(2)	701	0
TCS Group Holding PLC GDR†(1)	1,576	0
		0
Czech Republic — 0.1%
CEZ AS	2,137	82,291
Komercni Banka AS	871	30,111
Moneta Money Bank AS*	3,736	17,116
		129,518
Greece — 0.5%
Alpha Services & Holdings SA	25,956	47,941
Eurobank Ergasias Services & Holdings SA	32,101	73,530
Hellenic Telecommunications Organization SA	2,197	36,098
JUMBO SA	1,364	36,590
Metlen Energy & Metals SA	1,227	48,429
Motor Oil Hellas Corinth Refineries SA	880	22,415
National Bank of Greece SA	9,891	86,925
OPAP SA	2,396	41,791

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Greece (continued)
Piraeus Financial Holdings SA	12,832	$ 54,115
Public Power Corp. S.A.	2,501	31,903
		479,737
Hong Kong — 0.7%
Beijing Enterprises Holdings, Ltd.	7,500	24,911
BYD Electronic International Co., Ltd.	11,000	43,010
China Merchants Port Holdings Co., Ltd.	17,320	25,428
China Power International Development, Ltd.	63,000	29,663
China Resources Beer Holdings Co., Ltd.	22,000	68,901
China Resources Pharmaceutical Group, Ltd.*	23,000	15,720
China Resources Power Holdings Co., Ltd.	26,000	71,495
China Taiping Insurance Holdings Co., Ltd.	21,600	23,065
CITIC, Ltd.	78,000	72,194
CSPC Pharmaceutical Group, Ltd.	116,320	86,761
Fosun International, Ltd.	37,000	19,264
Guangdong Investment, Ltd.	38,000	19,986
Hua Hong Semiconductor, Ltd.*	9,000	24,036
Lenovo Group, Ltd.	108,000	140,203
MMG, Ltd.†	52,000	16,139
Sinotruk Hong Kong, Ltd.	10,000	26,259
		707,035
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	5,795	45,164
OTP Bank Nyrt	2,826	144,700
Richter Gedeon Nyrt	1,902	54,220
		244,084
India — 19.4%
ABB India, Ltd.	636	60,195
Adani Enterprises, Ltd.	2,101	79,783
Adani Green Energy, Ltd.†	4,007	88,657
Adani Ports & Special Economic Zone, Ltd.	6,474	122,260
Adani Power, Ltd.†	9,733	83,715
Ambuja Cements, Ltd.	7,361	60,208
APL Apollo Tubes, Ltd.	2,071	37,090
Apollo Hospitals Enterprise, Ltd.	1,234	97,447
Ashok Leyland, Ltd.	18,177	55,916
Asian Paints, Ltd.	4,678	172,876
Astral, Ltd.	1,671	43,816
AU Small Finance Bank, Ltd.*	4,224	32,675
Aurobindo Pharma, Ltd.	3,322	56,646
Avenue Supermarts, Ltd.*†	1,977	116,988
Axis Bank, Ltd.	27,943	390,842
Bajaj Auto, Ltd.	840	97,454
Bajaj Finance, Ltd.	3,378	275,559
Bajaj Finserv, Ltd.	4,554	89,961
Bajaj Holdings & Investment, Ltd.	357	41,136
Balkrishna Industries, Ltd.	1,036	41,044
Bandhan Bank, Ltd.*	9,067	23,568
Bank of Baroda	13,447	40,875
Bharat Electronics, Ltd.	45,762	173,823
Bharat Forge, Ltd.	3,201	66,612
Bharat Heavy Electricals, Ltd.	13,270	50,281
Bharat Petroleum Corp., Ltd.	19,420	81,836
Bharti Airtel, Ltd.	28,040	502,130
Bosch, Ltd.	94	39,175
Britannia Industries, Ltd.	1,339	92,776
Canara Bank	22,136	30,413
CG Power & Industrial Solutions, Ltd.	7,559	67,033
Cholamandalam Investment & Finance Co., Ltd.	4,836	82,254
Cipla, Ltd.	6,455	119,336
Security Description	Shares or Principal Amount	Value

India (continued)
Coal India, Ltd.	19,791	$ 123,483
Colgate-Palmolive India, Ltd.	1,745	71,169
Container Corp. Of India, Ltd.	2,762	34,429
Cummins India, Ltd.	1,868	86,357
Dabur India, Ltd.	6,181	47,083
Divi's Laboratories, Ltd.	1,452	85,612
DLF, Ltd.	9,265	99,044
Dr Reddy's Laboratories, Ltd.	1,420	114,782
Eicher Motors, Ltd.	1,700	101,356
GAIL India, Ltd.	29,109	84,223
GMR Airports Infrastructure, Ltd.†	29,172	35,601
Godrej Consumer Products, Ltd.	5,234	90,467
Godrej Properties, Ltd.†	1,551	59,922
Grasim Industries, Ltd.	3,327	110,602
Havells India, Ltd.	2,980	65,811
HCL Technologies, Ltd.	11,773	231,366
HDFC Asset Management Co., Ltd.*	1,218	59,959
HDFC Bank, Ltd.	34,391	663,179
HDFC Life Insurance Co., Ltd.*	12,121	104,074
Hero MotoCorp, Ltd.	1,489	98,463
Hindalco Industries, Ltd.	16,526	132,923
Hindustan Aeronautics, Ltd.	2,568	151,686
Hindustan Petroleum Corp., Ltd.	10,966	51,820
Hindustan Unilever, Ltd.	10,092	326,948
ICICI Bank, Ltd.	63,719	928,707
ICICI Lombard General Insurance Co., Ltd.*	2,658	64,317
ICICI Prudential Life Insurance Co., Ltd.*	4,024	35,564
IDFC First Bank, Ltd.†	42,501	38,733
Indian Hotels Co., Ltd.	10,791	83,023
Indian Oil Corp., Ltd.	36,076	78,804
Indian Railway Catering & Tourism Corp., Ltd.	3,145	37,341
Indus Towers, Ltd.†	9,874	51,142
IndusInd Bank, Ltd.	3,579	61,232
Info Edge India, Ltd.	858	72,771
Infosys, Ltd.	40,864	910,382
InterGlobe Aviation, Ltd.*†	2,121	113,561
ITC, Ltd.	35,920	213,064
Jindal Stainless, Ltd.	4,102	36,275
Jindal Steel & Power, Ltd.	4,498	53,203
Jio Financial Services, Ltd.†	34,996	137,781
JSW Energy, Ltd.	4,414	38,491
JSW Steel, Ltd.	7,619	85,186
Jubilant Foodworks, Ltd.	4,328	30,993
Kotak Mahindra Bank, Ltd.	13,318	289,328
Larsen & Toubro, Ltd.	8,301	380,021
LTIMindtree, Ltd.*	1,134	76,734
Lupin, Ltd.	2,845	65,034
Macrotech Developers, Ltd.*	3,714	58,400
Mahindra & Mahindra, Ltd.	11,463	399,395
Mankind Pharma, Ltd.†	1,217	29,621
Marico, Ltd.	6,506	52,593
Maruti Suzuki India, Ltd.	1,727	276,578
Max Healthcare Institute, Ltd.	9,472	104,818
Mphasis, Ltd.	935	32,455
MRF, Ltd.	28	47,654
Muthoot Finance, Ltd.	1,484	32,550
Nestle India, Ltd.	4,174	123,159
NHPC, Ltd.	37,770	47,677
NMDC, Ltd.	13,128	38,034
NTPC, Ltd.	54,045	269,296
Oil & Natural Gas Corp., Ltd.	38,783	155,710
Page Industries, Ltd.	62	31,390
PB Fintech, Ltd.†	3,610	62,398

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Persistent Systems, Ltd.	1,276	$ 73,870
Petronet LNG, Ltd.†	9,779	42,980
Phoenix Mills, Ltd.	1,228	52,809
PI Industries, Ltd.	1,010	53,455
Pidilite Industries, Ltd.	1,771	67,462
Polycab India, Ltd.	662	54,407
Power Finance Corp., Ltd.	18,407	122,381
Power Grid Corp. of India, Ltd.	57,274	239,499
Punjab National Bank	27,406	40,623
REC, Ltd.	16,339	126,276
Reliance Industries, Ltd.	37,400	1,350,734
Samvardhana Motherson International, Ltd.	33,638	79,310
SBI Cards & Payment Services, Ltd.	2,884	25,013
SBI Life Insurance Co., Ltd.*	5,466	114,534
Shree Cement, Ltd.	111	36,817
Shriram Finance, Ltd.	3,427	120,403
Siemens, Ltd.	1,109	94,692
Solar Industries India, Ltd.	343	44,305
Sona BLW Precision Forgings, Ltd.*	5,192	42,226
SRF, Ltd.	1,702	53,902
State Bank of India	21,819	228,829
Sun Pharmaceutical Industries, Ltd.	11,875	243,968
Sundaram Finance, Ltd.	816	42,242
Supreme Industries, Ltd.	787	50,458
Suzlon Energy, Ltd.†	111,472	92,714
Tata Communications, Ltd.	1,382	32,889
Tata Consultancy Services, Ltd.	11,183	588,180
Tata Consumer Products, Ltd.	7,062	100,272
Tata Elxsi, Ltd.	477	39,882
Tata Motors, Ltd.	17,318	240,719
Tata Motors, Ltd., Class A	9,659	92,113
Tata Power Co., Ltd.	17,809	96,858
Tata Steel, Ltd.	91,941	182,251
Tech Mahindra, Ltd.	6,641	123,388
Thermax, Ltd.	539	32,548
Titan Co., Ltd.	4,278	177,494
Torrent Pharmaceuticals, Ltd.	1,271	48,261
Torrent Power, Ltd.	2,129	47,659
Trent, Ltd.	2,265	158,884
Tube Investments of India, Ltd.	1,374	68,262
TVS Motor Co., Ltd.	2,923	88,777
UltraTech Cement, Ltd.	1,450	206,450
Union Bank of India, Ltd.	18,706	30,213
United Spirits, Ltd.	3,521	59,228
UPL, Ltd.	5,182	35,611
Varun Beverages, Ltd.	5,636	107,012
Vedanta, Ltd.	13,619	73,570
Wipro, Ltd.	16,972	105,612
Yes Bank, Ltd.†	165,174	52,518
Zomato, Ltd.†	81,665	225,062
		18,595,776
Indonesia — 1.6%
Adaro Energy Indonesia Tbk PT	183,600	36,422
Amman Mineral Internasional PT†	83,200	60,488
Aneka Tambang Tbk	96,400	7,822
Astra International Tbk PT	242,900	70,609
Bank Central Asia Tbk PT	686,900	436,073
Bank Mandiri Persero Tbk PT	472,300	186,923
Bank Negara Indonesia Persero Tbk PT	181,200	55,706
Bank Rakyat Indonesia Persero Tbk PT	837,700	241,631
Barito Pacific Tbk PT	307,211	20,627
Security Description	Shares or Principal Amount	Value

Indonesia (continued)
Chandra Asri Pacific Tbk PT	97,600	$ 57,922
Charoen Pokphand Indonesia Tbk PT	92,900	29,943
GoTo Gojek Tokopedia Tbk PT†	10,682,100	34,905
Indah Kiat Pulp & Paper Corp. PT	36,200	18,628
Indofood CBP Sukses Makmur Tbk PT	29,500	19,883
Indofood Sukses Makmur Tbk PT	47,000	17,737
Kalbe Farma Tbk PT	224,100	21,911
Merdeka Copper Gold Tbk PT†	126,500	19,140
Sumber Alfaria Trijaya Tbk PT	243,200	42,624
Telkom Indonesia Persero Tbk PT	614,200	109,069
Unilever Indonesia Tbk PT	91,400	13,726
United Tractors Tbk PT	19,500	30,955
		1,532,744
Kuwait — 0.7%
Boubyan Bank KSCP	16,469	31,880
Gulf Bank KSCP	23,979	24,424
Kuwait Finance House KSCP	125,419	302,610
Mabanee Co. KPSC	8,832	24,227
Mobile Telecommunications Co. KSCP	21,217	31,635
National Bank of Kuwait SAKP	96,231	285,309
		700,085
Luxembourg — 0.1%
Allegro.eu SA*†	7,068	65,055
Reinet Investments SCA	1,765	47,517
		112,572
Malaysia — 1.4%
AMMB Holdings Bhd	30,300	29,756
Axiata Group Bhd	30,600	15,985
CELCOMDIGI Bhd	43,600	36,098
CIMB Group Holdings Bhd	84,200	136,255
Gamuda Bhd	26,600	45,499
Genting Bhd	28,900	29,760
Genting Malaysia Bhd	28,800	16,328
Hong Leong Bank Bhd	8,500	35,670
IHH Healthcare Bhd	22,700	31,124
Inari Amertron Bhd	40,600	33,619
IOI Corp. Bhd	27,900	23,222
Kuala Lumpur Kepong Bhd	4,800	22,025
Malayan Banking Bhd	68,800	153,016
Malaysia Airports Holdings Bhd	12,300	27,410
Maxis Bhd	24,800	19,058
MISC Bhd	15,100	28,954
MR DIY Group M Bhd*	45,200	20,659
Nestle Malaysia Bhd	1,100	26,000
Petronas Chemicals Group Bhd	36,100	45,567
Petronas Dagangan Bhd	3,700	14,310
Petronas Gas Bhd	9,500	37,696
PPB Group Bhd	8,200	26,487
Press Metal Aluminium Holdings Bhd	48,700	56,821
Public Bank Bhd	185,100	169,714
QL Resources Bhd	15,400	22,413
RHB Bank Bhd	19,700	24,490
SD Guthrie Bhd	23,000	22,392
Sime Darby Bhd	26,300	14,890
Telekom Malaysia Bhd	14,300	21,712
Tenaga Nasional Bhd	33,600	103,000
YTL Corp. Bhd	41,600	30,886
YTL Power International Bhd	30,800	31,324
		1,352,140

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico — 2.1%
Alfa SAB de CV, Class A	38,800	$ 22,200
America Movil SAB de CV	229,400	191,711
Arca Continental SAB de CV	6,800	67,000
Banco del Bajio SA*	9,800	29,425
Cemex SAB de CV CPO	184,000	118,117
Coca-Cola Femsa SAB de CV	6,485	58,595
Fibra Uno Administracion SA de CV	37,300	47,448
Fomento Economico Mexicano SAB de CV	23,800	262,552
Gruma SAB de CV, Class B	2,455	46,068
Grupo Aeroportuario del Centro Norte SAB de CV	3,700	31,789
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,800	76,873
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,230	66,974
Grupo Bimbo SAB de CV, Class A	17,400	61,256
Grupo Carso SAB de CV, Class A1	7,200	46,645
Grupo Financiero Banorte SAB de CV, Class O	31,700	238,052
Grupo Financiero Inbursa SAB de CV, Class O†	23,700	58,121
Grupo Mexico SAB de CV, Class B	38,400	215,960
Industrias Penoles SAB de CV†	2,430	35,516
Kimberly-Clark de Mexico SAB de CV, Class A	17,300	30,828
Operadora De Sites Mexicanos SAB de CV	14,700	12,624
Orbia Advance Corp SAB de CV	12,000	15,490
Prologis Property Mexico SA de CV	10,029	33,504
Promotora y Operadora de Infraestructura SAB de CV	2,130	19,893
Wal-Mart de Mexico SAB de CV	65,000	216,306
		2,002,947
Netherlands — 0.1%
NEPI Rockcastle NV	6,666	50,438
X5 Retail Group NV GDR†(1)(2)	1,555	0
Yandex NV, Class A†(1)(2)	4,192	0
		50,438
Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	2,325	36,038
Philippines — 0.5%
Ayala Corp.	2,995	30,151
Ayala Land, Inc.	89,800	45,433
Bank of the Philippine Islands	22,575	46,925
BDO Unibank, Inc.	29,640	69,282
International Container Terminal Services, Inc.	12,540	76,278
JG Summit Holdings, Inc.	39,165	18,665
Jollibee Foods Corp.	4,780	18,824
Manila Electric Co.	3,510	23,449
Metropolitan Bank & Trust Co.	18,723	21,857
PLDT, Inc.	840	21,796
SM Investments Corp.	2,670	41,645
SM Prime Holdings, Inc.	123,900	61,398
Universal Robina Corp.	10,620	21,617
		497,320
Poland — 0.8%
Bank Polska Kasa Opieki SA	2,138	86,247
Budimex SA	165	26,534
CD Projekt SA	878	35,227
Dino Polska SA*†	619	54,929
KGHM Polska Miedz SA	1,728	59,318
LPP SA	14	53,617
mBank SA†	186	29,231
Orlen SA	7,048	114,979
PGE Polska Grupa Energetyczna SA†	10,070	18,580
Powszechna Kasa Oszczednosci Bank Polski SA	10,819	160,418
Security Description	Shares or Principal Amount	Value

Poland (continued)
Powszechny Zaklad Ubezpieczen SA	7,578	$ 92,752
Santander Bank Polska SA	434	57,324
		789,156
Qatar — 0.8%
Barwa Real Estate Co.	27,671	21,133
Commercial Bank PSQC	37,543	43,095
Dukhan Bank	21,946	22,574
Industries Qatar QSC	18,088	65,065
Masraf Al Rayan QSC	71,297	45,561
Mesaieed Petrochemical Holding Co.	68,818	31,616
Ooredoo Q.P.S.C.	9,206	26,499
Qatar Electricity & Water Co. QSC	4,301	18,183
Qatar Fuel QSC	7,569	30,646
Qatar Gas Transport Co., Ltd.	31,459	38,882
Qatar International Islamic Bank QSC	12,629	36,162
Qatar Islamic Bank QPSC	21,994	119,031
Qatar National Bank Q.P.S.C.	57,545	241,640
		740,087
Russia — 0.0%
Gazprom PJSC ADR†(1)(2)	158,896	0
Lukoil PJSC ADR(1)(2)	5,515	0
MMC Norilsk Nickel PJSC ADR†(1)(2)	8,556	0
Mobile TeleSystems PJSC ADR†(1)(2)	5,342	0
Novatek PJSC GDR†(1)(2)	1,235	0
Novolipetsk Steel PJSC GDR†(1)(2)	1,814	0
Phosagro PJSC†(1)(2)	13	0
Phosagro PJSC GDR†(1)(2)	1,927	0
Polyus PJSC GDR†(1)(2)	852	0
Rosneft PJSC GDR†(1)(2)	16,114	0
Severstal PAO GDR†(1)(2)	2,862	0
Surgutneftegas PJSC ADR†(1)(2)	10,541	0
Tatneft PJSC ADR†(1)(2)	2,926	0
		0
Saudi Arabia — 4.0%
ACWA Power Co.	1,814	190,988
Ades Holding Co.†	4,327	23,525
Advanced Petrochemical Co.†	1,578	16,817
Al Rajhi Bank	24,239	553,467
Alinma Bank	15,703	135,418
Almarai Co. JSC	3,390	54,596
Arab National Bank	11,137	63,740
Arabian Internet & Communications Services Co.	329	25,788
Bank AlBilad	8,015	78,646
Bank Al-Jazira†	6,703	30,759
Banque Saudi Fransi	7,256	71,561
Bupa Arabia for Cooperative Insurance Co.	961	59,107
Co. for Cooperative Insurance	957	36,700
Dallah Healthcare Co.	428	18,887
Dar Al Arkan Real Estate Development Co.†	7,423	26,789
Dr. Sulaiman Al Habib Medical Services Group Co.	1,093	84,018
Elm Co.	315	76,766
Etihad Etisalat Co.	4,752	66,482
Jarir Marketing Co.	6,400	22,144
Mobile Telecommunications Co. Saudi Arabia	5,798	16,819
Mouwasat Medical Services Co.	1,194	38,417
Nahdi Medical Co.	517	18,316
Power & Water Utility Co. for Jubail & Yanbu	1,012	16,592
Riyad Bank	18,467	135,181
SABIC Agri-Nutrients Co.	2,864	89,786
Sahara International Petrochemical Co.	4,799	36,526
SAL Saudi Logistics Services	320	26,795

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Saudi Arabian Mining Co.†	15,913	$ 182,779
Saudi Arabian Oil Co.*	45,248	332,849
Saudi Aramco Base Oil Co.	594	20,581
Saudi Awwal Bank	12,385	130,148
Saudi Basic Industries Corp.	11,300	237,366
Saudi Electricity Co.	11,038	50,279
Saudi Industrial Investment Group	4,949	26,938
Saudi Investment Bank	8,255	28,112
Saudi Kayan Petrochemical Co.†	10,442	22,705
Saudi National Bank	36,093	364,753
Saudi Research & Media Group†	462	32,132
Saudi Tadawul Group Holding Co.	617	38,113
Saudi Telecom Co.	24,476	251,238
Savola Group†	3,212	39,105
Yanbu National Petrochemical Co.	3,335	35,910
		3,807,638
Singapore — 0.0%
BOC Aviation, Ltd.*	2,500	21,936
South Africa — 2.8%
Absa Group, Ltd.	10,741	94,228
Anglo American Platinum, Ltd.	710	27,535
Aspen Pharmacare Holdings, Ltd.	4,858	67,223
Bid Corp., Ltd.	4,316	107,412
Bidvest Group, Ltd.	4,127	61,951
Capitec Bank Holdings, Ltd.	1,095	170,460
Clicks Group, Ltd.	3,106	60,335
Discovery, Ltd.	6,646	52,043
Exxaro Resources, Ltd.	3,207	34,295
FirstRand, Ltd.	62,340	279,613
Gold Fields, Ltd.	10,997	190,219
Harmony Gold Mining Co., Ltd.	6,594	64,522
Impala Platinum Holdings, Ltd.	10,887	55,499
Kumba Iron Ore, Ltd.	844	18,497
MTN Group, Ltd.	21,231	92,210
Naspers, Ltd.	2,188	423,039
Nedbank Group, Ltd.	5,570	85,026
Northam Platinum Holdings, Ltd.	4,333	33,893
Old Mutual, Ltd.	61,491	41,543
OUTsurance Group, Ltd.	11,213	29,839
Pepkor Holdings, Ltd.*	28,277	31,639
Remgro, Ltd.	5,915	45,460
Sanlam, Ltd.	22,266	99,650
Sasol, Ltd.	7,454	60,591
Shoprite Holdings, Ltd.	6,487	108,412
Sibanye Stillwater, Ltd.	35,477	40,052
Standard Bank Group, Ltd.	16,842	204,649
Vodacom Group, Ltd.	7,455	41,836
Woolworths Holdings, Ltd.	11,889	39,299
		2,660,970
South Korea — 11.8%
Alteogen, Inc.†	490	112,917
Amorepacific Corp.	365	48,165
Celltrion Pharm, Inc.†	249	18,260
Celltrion, Inc.	1,876	279,953
CJ CheilJedang Corp.	113	31,844
CosmoAM&T Co., Ltd.†	304	28,672
Coway Co., Ltd.	694	31,412
DB Insurance Co., Ltd.	563	45,352
Doosan Bobcat, Inc.	681	20,387
Doosan Enerbility Co., Ltd.†	5,807	79,471
Security Description	Shares or Principal Amount	Value

South Korea (continued)
Ecopro BM Co., Ltd.†	600	$ 78,929
Ecopro Co., Ltd.†	1,265	85,145
Ecopro Materials Co., Ltd.†	171	10,160
Enchem Co., Ltd.†	139	17,414
GS Holdings Corp.	649	23,135
Hana Financial Group, Inc.	3,579	167,629
Hanjin Kal Corp.	328	16,516
Hankook Tire & Technology Co., Ltd.	947	30,717
Hanmi Pharm Co., Ltd.	79	16,589
Hanmi Semiconductor Co., Ltd.	561	54,765
Hanwha Aerospace Co., Ltd.	453	95,102
Hanwha Ocean Co., Ltd.†	1,123	24,749
Hanwha Solutions Corp.	1,512	27,393
HD Hyundai Co., Ltd.	510	31,092
HD Hyundai Electric Co., Ltd.	269	59,794
HLB, Inc.†	1,444	83,704
HMM Co., Ltd.	2,789	36,876
HYBE Co., Ltd.	243	31,117
Hyundai Engineering & Construction Co., Ltd.	947	23,052
Hyundai Glovis Co., Ltd.	406	35,912
Hyundai Heavy Industries Co., Ltd.†	234	35,630
Hyundai Mobis Co., Ltd.	740	118,562
Hyundai Motor Co.	1,654	300,900
Hyundai Motor Co. (2nd Preference Shares)	415	50,449
Hyundai Motor Co. (Preference Shares)	330	39,928
Hyundai Steel Co.	1,079	21,741
Industrial Bank of Korea	2,725	27,718
Kakao Corp.	3,757	106,994
KakaoBank Corp.	2,150	33,427
KB Financial Group, Inc.	4,706	299,479
Kia Corp.	3,206	259,328
Korea Aerospace Industries, Ltd.	931	38,611
Korea Electric Power Corp.†	3,329	47,869
Korea Investment Holdings Co., Ltd.	528	28,143
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	531	79,301
Korea Zinc Co., Ltd.	103	36,215
Korean Air Lines Co., Ltd.	2,137	33,117
Krafton, Inc.†	375	80,469
KT Corp.	274	7,934
KT&G Corp.	1,219	82,625
Kum Yang Co., Ltd.†	406	19,715
Kumho Petrochemical Co., Ltd.	203	20,462
L&F Co., Ltd.†	302	25,119
LG Chem, Ltd.	601	134,288
LG Chem, Ltd. (Preference Shares)	87	13,514
LG Corp.	1,184	74,601
LG Display Co., Ltd.†	3,829	31,428
LG Electronics, Inc.	1,325	100,533
LG Energy Solution, Ltd.†	573	135,711
LG H&H Co., Ltd.	114	29,158
LG Innotek Co., Ltd.	178	33,368
LG Uplus Corp.	1,611	11,757
Lotte Chemical Corp.	224	16,505
Meritz Financial Group, Inc.	1,196	72,713
Mirae Asset Securities Co., Ltd.	2,747	15,482
NAVER Corp.	1,571	198,567
NCSoft Corp.	193	24,434
Netmarble Corp.*†	264	12,018
NH Investment & Securities Co., Ltd.	1,642	16,587
Orion Corp.	289	18,392
POSCO Future M Co., Ltd.	378	58,620
Posco DX Co., Ltd.	684	14,461
POSCO Holdings, Inc.	877	225,394

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Posco International Corp.	696	$ 26,985
Samsung Biologics Co., Ltd.*†	213	145,632
Samsung C&T Corp.	1,041	117,509
Samsung E&A Co., Ltd.†	1,634	33,969
Samsung Electro-Mechanics Co., Ltd.	711	83,038
Samsung Electronics Co., Ltd.	58,755	3,612,512
Samsung Electronics Co., Ltd. (Preference Shares)	10,657	498,216
Samsung Fire & Marine Insurance Co., Ltd.	377	102,063
Samsung Heavy Industries Co., Ltd.†	8,139	69,242
Samsung Life Insurance Co., Ltd.	978	68,432
Samsung SDI Co., Ltd.	677	158,902
Samsung SDS Co., Ltd.	531	56,951
Shinhan Financial Group Co., Ltd.	5,291	231,545
SK Biopharmaceuticals Co., Ltd.†	407	25,472
SK Bioscience Co., Ltd.†	260	10,403
SK Hynix, Inc.	6,737	977,897
SK IE Technology Co., Ltd.*†	341	9,288
SK Innovation Co., Ltd.†	807	60,846
SK Square Co., Ltd.†	1,213	74,101
SK Telecom Co., Ltd.	604	23,738
SK, Inc.	462	50,319
SKC Co., Ltd.†	252	24,337
S-Oil Corp.	578	28,499
Woori Financial Group, Inc.	7,094	81,146
Yuhan Corp.	757	52,201
		11,300,733
Taiwan — 17.7%
Accton Technology Corp.	6,000	93,970
Acer, Inc.	41,000	55,180
Advantech Co., Ltd.	8,148	86,591
ASE Technology Holding Co., Ltd.	41,000	192,692
Asia Cement Corp.	27,000	34,050
Asia Vital Components Co., Ltd.	4,000	79,344
Asustek Computer, Inc.	9,000	125,771
AUO Corp.	83,200	45,245
Catcher Technology Co., Ltd.	10,000	65,100
Cathay Financial Holding Co., Ltd.	116,000	220,375
Chang Hwa Commercial Bank, Ltd.	47,791	27,304
Cheng Shin Rubber Industry Co., Ltd.	21,000	30,878
China Airlines, Ltd.	38,000	26,569
China Development Financial Holding Corp.	191,451	93,830
China Steel Corp.	134,000	94,884
Chunghwa Telecom Co., Ltd.	44,000	162,924
Compal Electronics, Inc.	61,000	58,845
CTBC Financial Holding Co., Ltd.	216,000	233,410
Delta Electronics, Inc.	24,000	306,947
E Ink Holdings, Inc.	11,000	90,274
E.Sun Financial Holding Co., Ltd.	174,047	140,701
Eclat Textile Co., Ltd.	2,000	32,349
eMemory Technology, Inc.	1,000	71,347
Eva Airways Corp.	30,000	31,555
Evergreen Marine Corp. Taiwan, Ltd.	12,000	62,641
Far Eastern New Century Corp.	32,000	33,136
Far EasTone Telecommunications Co., Ltd.	20,000	52,446
Feng TAY Enterprise Co., Ltd.	5,913	25,248
First Financial Holding Co., Ltd.	130,066	116,332
Formosa Chemicals & Fibre Corp.	43,000	65,496
Formosa Petrochemical Corp.	14,000	27,400
Formosa Plastics Corp.	44,000	77,500
Fortune Electric Co., Ltd.	1,100	23,447
Fubon Financial Holding Co., Ltd.	94,722	253,480
Security Description	Shares or Principal Amount	Value

Taiwan (continued)
Gigabyte Technology Co., Ltd.	7,000	$ 55,979
Global Unichip Corp.	1,000	35,633
Globalwafers Co., Ltd.	4,000	60,824
Hon Hai Precision Industry Co., Ltd.	153,200	948,290
Hotai Motor Co., Ltd.	3,080	60,665
Hua Nan Financial Holdings Co., Ltd.	102,833	87,017
Innolux Corp.	106,432	49,738
Inventec Corp.	37,000	54,488
Largan Precision Co., Ltd.	1,000	87,154
Lite-On Technology Corp.	27,000	81,479
MediaTek, Inc.	19,000	720,135
Mega Financial Holding Co., Ltd.	137,602	181,268
Micro-Star International Co., Ltd.	11,000	57,197
Nan Ya Plastics Corp.	54,000	82,629
Nanya Technology Corp.†	16,000	28,228
Nien Made Enterprise Co., Ltd.	2,000	24,186
Novatek Microelectronics Corp.	7,000	111,573
Pegatron Corp.	30,000	92,520
PharmaEssentia Corp.†	3,000	59,873
Pou Chen Corp.	21,000	23,178
President Chain Store Corp.	6,000	50,766
Quanta Computer, Inc.	34,000	288,952
Realtek Semiconductor Corp.	6,000	94,323
Ruentex Development Co., Ltd.	17,955	27,980
Shanghai Commercial & Savings Bank, Ltd.	45,000	57,136
Shin Kong Financial Holding Co., Ltd.†	151,598	50,074
SinoPac Financial Holdings Co., Ltd.	125,841	102,308
Synnex Technology International Corp.	15,000	32,516
Taishin Financial Holding Co., Ltd.	126,196	78,155
Taiwan Business Bank	73,728	42,129
Taiwan Cooperative Financial Holding Co., Ltd.	120,926	98,794
Taiwan High Speed Rail Corp.	15,000	13,592
Taiwan Mobile Co., Ltd.	21,000	67,511
Taiwan Semiconductor Manufacturing Co., Ltd.	303,000	8,709,479
TCC Group Holdings Co., Ltd.	83,512	88,042
Unimicron Technology Corp.	17,000	94,140
Uni-President Enterprises Corp.	57,000	145,445
United Microelectronics Corp.	143,000	221,678
Vanguard International Semiconductor Corp.	13,000	46,121
Voltronic Power Technology Corp.	1,000	56,523
Walsin Lihwa Corp.	35,000	36,744
Wan Hai Lines, Ltd.	8,000	18,979
Winbond Electronics Corp.	40,000	28,372
Wistron Corp.	35,000	104,761
Wiwynn Corp.	1,000	62,529
WPG Holdings, Ltd.	20,000	52,556
Yageo Corp.	4,775	116,489
Yang Ming Marine Transport Corp.	20,000	38,613
Yuanta Financial Holding Co., Ltd.	119,850	120,247
		16,984,269
Thailand — 1.3%
Advanced Info Service PCL NVDR	14,700	96,573
Airports of Thailand PCL NVDR	52,200	82,779
Bangkok Dusit Medical Services PCL NVDR	126,400	93,180
Bangkok Expressway & Metro PCL	106,300	23,261
Bumrungrad Hospital PCL	4,600	31,746
Central Pattana PCL NVDR	25,100	38,900
Central Retail Corp. PCL NVDR	20,508	18,260
Charoen Pokphand Foods PCL NVDR†	51,700	34,845
CP ALL PCL NVDR	76,500	125,239
Delta Electronics Thailand PCL NVDR	42,000	121,282
Energy Absolute PCL NVDR	22,100	2,238

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Gulf Energy Development PCL NVDR	40,900	$ 55,013
Home Product Center PCL NVDR	84,300	21,569
Indorama Ventures PCL NVDR	24,900	13,500
Intouch Holdings PCL NVDR	15,000	34,630
Kasikornbank PCL NVDR	8,400	31,009
Krung Thai Bank PCL NVDR	46,300	23,491
Minor International PCL NVDR	35,300	28,745
PTT Exploration & Production PCL NVDR	18,100	74,614
PTT Global Chemical PCL NVDR	28,700	21,969
PTT Oil & Retail Business PCL NVDR	37,000	16,414
PTT PCL NVDR	133,900	120,262
SCB X PCL NVDR	11,600	33,470
Siam Cement PCL NVDR	10,600	65,872
Thai Oil PCL NVDR	15,100	21,381
True Corp. PCL NVDR†	88,527	23,004
		1,253,246
Turkey — 0.8%
Akbank Turk AS	36,733	68,597
Aselsan Elektronik Sanayi Ve Ticaret AS	19,464	36,728
BIM Birlesik Magazalar AS	5,965	112,657
Coca-Cola Icecek AS	1,035	26,437
Eregli Demir ve Celik Fabrikalari TAS	17,018	28,798
Ford Otomotiv Sanayi AS	887	26,622
Haci Omer Sabanci Holding AS	12,699	38,097
KOC Holding AS	9,241	59,757
Pegasus Hava Tasimaciligi AS†	2,883	19,553
Sasa Polyester Sanayi AS†	13,355	18,717
Tofas Turk Otomobil Fabrikasi AS	1,503	12,707
Tupras Turkiye Petrol Rafinerileri AS	12,112	59,863
Turk Hava Yollari AO†	6,682	58,356
Turkcell Iletisim Hizmetleri AS	15,252	48,621
Turkiye Is Bankasi AS	105,968	47,905
Turkiye Sise ve Cam Fabrikalari AS	17,135	24,337
Yapi ve Kredi Bankasi AS	42,418	38,705
		726,457
United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	35,809	86,686
Abu Dhabi Islamic Bank PJSC	17,488	58,395
Abu Dhabi National Oil Co. PJSC	34,636	33,736
Aldar Properties PJSC	50,036	100,626
Americana Restaurants International PLC	33,708	28,407
Dubai Islamic Bank PJSC	33,737	53,781
Emaar Properties PJSC	82,023	192,741
Emirates NBD Bank PJSC	23,791	123,841
Emirates Telecommunications Group Co. PJSC	43,155	192,543
First Abu Dhabi Bank PJSC	55,085	195,663
Multiply Group PJSC†	43,101	26,981
		1,093,400
United Kingdom — 0.2%
Anglogold Ashanti PLC	5,170	148,948
United States — 0.3%
Southern Copper Corp.	1,042	111,088
Yum China Holdings, Inc.	4,935	149,234
		260,322
Total Common Stocks (cost $82,840,935)		89,215,030
Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 3.9%
United States — 3.9%
iShares MSCI China A ETF (cost $4,743,785)	145,931	$ 3,727,078
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings No 8 PCL Expires 11/20/2026†	21,520	36
BTS Group Holdings PCL Expires 11/07/2024†	10,760	3
Srisawad Corp. PCL Expires 08/29/2025†	320	5
Total Warrants (cost $0)		44
RIGHTS — 0.0%
Brazil — 0.0%
Localiza Rent a Car SA Expires 08/06/2024†	118	242
India — 0.0%
Tata Consumer Products, Ltd. Expires 08/19/2024†	271	1,197
Total Rights (cost $0)		1,439
Total Long-Term Investment Securities (cost $87,584,720)		92,943,591
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
5.23%, 09/03/2024(3)	$ 20,000	19,904
5.23%, 09/17/2024(3)	50,000	49,656
5.24%, 08/27/2024(3)	50,000	49,809
Total Short-Term Investments (cost $119,373)		119,369
TOTAL INVESTMENTS (cost $87,704,093)(4)	97.1%	93,062,960
Other assets less liabilities	2.9	2,764,884
NET ASSETS	100.0%	$95,827,844
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Emerging Markets Equity Index Portfolio has no right to demand registration of these securities. At July 31, 2024, the aggregate value of these securities was $3,688,245 representing 3.8% of net assets.

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC ADR
	01/28/2021	27,678	$79,635
	05/04/2018	85,356	194,454
	05/30/2018	45,862	106,108
		158,896	380,197	$0	$0.00	0.0%
Lukoil PJSC ADR
	05/30/2018	1,724	115,966
	05/04/2018	3,791	246,225
		5,515	362,191	0	0.00	0.0
MMC Norilsk Nickel PJSC ADR
	05/04/2018	5,720	98,910
	05/30/2018	2,836	49,974
		8,556	148,884	0	0.00	0.0
Mobile TeleSystems PJSC ADR
	05/30/2018	1,630	16,186
	05/03/2018	2,565	26,258
	01/09/2020	1,147	12,003
		5,342	54,447	0	0.00	0.0
Novatek PJSC GDR
	05/04/2018	924	115,173
	05/30/2018	311	44,022
		1,235	159,195	0	0.00	0.0
Novolipetsk Steel PJSC GDR	09/30/2021	1,814	54,499	0	0.00	0.0
Ozon Holdings PLC ADR	09/30/2021	701	34,889	0	0.00	0.0
Phosagro PJSC
	05/04/2018	8	110
	05/30/2018	1	4
	07/28/2020	4	53
		13	167	0	0.00	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Phosagro PJSC GDR
	05/30/2018	44	$593
	05/04/2018	1,191	17,007
	07/28/2020	692	8,305
		1,927	25,905	$0	$0.00	0.0%
Polyus PJSC GDR	09/30/2021	852	68,456	0	0.00	0.0
Rosneft PJSC GDR
	05/04/2018	9,570	58,608
	05/30/2018	6,544	39,785
		16,114	98,393	0	0.00	0.0
Severstal PAO GDR
	05/04/2018	1,809	28,141
	05/30/2018	1,053	16,966
		2,862	45,107	0	0.00	0.0
Surgutneftegas PJSC ADR
	05/04/2018	6,836	31,487
	05/30/2018	3,705	16,724
		10,541	48,211	0	0.00	0.0
Tatneft PJSC ADR
	05/04/2018	1,874	116,610
	05/30/2018	1,052	68,590
		2,926	185,200	0	0.00	0.0
VK Co., Ltd.	09/30/2021	1,364	28,193	0	0.00	0.0
X5 Retail Group NV GDR	01/28/2021	1,555	56,407	0	0.00	0.0
Yandex NV, Class A	01/27/2021	4,192	270,131	0	0.00	0.0
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CPO—Certification de Participations Ordinario
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt
NVDR—Non-Voting Depositary Receipt
QSC—Qatar Shareholding Company

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
54	Long	MSCI Emerging Markets Index	September 2024	$2,965,232	$2,960,550	$(4,682)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Semiconductors	16.2%
Banks	15.6
Internet	10.4
Oil & Gas	4.6
Unaffiliated Investment Companies	3.9
Computers	3.7

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Industry Allocation*(continued)
Diversified Financial Services	3.5%
Auto Manufacturers	3.0
Telecommunications	2.7
Electric	2.4
Electronics	2.2
Chemicals	2.2
Insurance	2.1
Pharmaceuticals	2.0
Retail	1.8
Mining	1.8
Food	1.8
Iron/Steel	1.3
Real Estate	1.3
Beverages	1.2
Software	1.1
Engineering & Construction	1.0
Electrical Components & Equipment	0.9
Auto Parts & Equipment	0.9
Building Materials	0.7
Commercial Services	0.7
Healthcare-Services	0.6
Transportation	0.6
Aerospace/Defense	0.6
Biotechnology	0.6
Miscellaneous Manufacturing	0.5
Coal	0.4
Machinery-Diversified	0.4
Leisure Time	0.4
Agriculture	0.3
Household Products/Wares	0.3
Home Furnishings	0.3
Cosmetics/Personal Care	0.3
Shipbuilding	0.3
Holding Companies-Diversified	0.3
Metal Fabricate/Hardware	0.3
Gas	0.3
Investment Companies	0.2
Airlines	0.2
Lodging	0.2
Machinery-Construction & Mining	0.2
Apparel	0.1
Distribution/Wholesale	0.1
Forest Products & Paper	0.1
Short-Term Investments	0.1
Water	0.1
Energy-Alternate Sources	0.1
REITS	0.1
Pipelines	0.1
97.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$137,706	$212,027	$—	$349,733
Brazil	3,975,623	—	—	3,975,623
British Virgin Islands	—	—	0	0
Cayman Islands	1,884,146	10,593,673	214	12,478,033
Chile	421,906	—	—	421,906
Colombia	105,537	—	—	105,537
Cyprus	—	—	0	0
Mexico	2,002,947	—	—	2,002,947
Netherlands	—	50,438	0	50,438
Peru	36,038	—	—	36,038
Russia	—	—	0	0
Thailand	55,007	1,198,239	—	1,253,246
United States	260,322	—	—	260,322
Other Countries	—	68,281,207	—	68,281,207
Unaffiliated Investment Companies	3,727,078	—	—	3,727,078
Warrants	44	—	—	44
Rights:
India	—	1,197	—	1,197
Other Countries	242	—	—	242
Short-Term Investments	—	119,369	—	119,369
Total Investments at Value	$12,606,596	$80,456,150	$214	$93,062,960
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$4,682	$—	$—	$4,682
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 90.1%
Advertising — 0.3%
CMG Media Corp.
8.88%, 12/15/2027*	$ 450,000	$ 262,305
Interpublic Group of Cos., Inc.
3.38%, 03/01/2041	3,440,000	2,592,907
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/2029*	75,000	69,543
4.63%, 03/15/2030*	225,000	206,737
5.00%, 08/15/2027*	175,000	171,018
7.38%, 02/15/2031*	25,000	26,187
Stagwell Global LLC
5.63%, 08/15/2029*	1,025,000	966,486
		4,295,183
Aerospace/Defense — 1.5%
BAE Systems Holdings, Inc.
3.85%, 12/15/2025*	2,000,000	1,966,982
Boeing Co.
2.95%, 02/01/2030	1,950,000	1,714,802
3.95%, 08/01/2059	2,670,000	1,777,486
5.81%, 05/01/2050	2,570,000	2,394,879
6.53%, 05/01/2034*	4,335,000	4,550,593
6.86%, 05/01/2054*	1,380,000	1,460,929
Lockheed Martin Corp.
3.55%, 01/15/2026	6,230,000	6,128,059
TransDigm, Inc.
4.63%, 01/15/2029	175,000	165,497
5.50%, 11/15/2027	300,000	296,236
6.38%, 03/01/2029*	375,000	381,975
6.63%, 03/01/2032*	300,000	306,848
6.75%, 08/15/2028*	100,000	101,922
6.88%, 12/15/2030*	775,000	796,980
		22,043,188
Agriculture — 0.6%
BAT Capital Corp.
3.56%, 08/15/2027	4,270,000	4,115,397
4.54%, 08/15/2047	5,625,000	4,508,725
		8,624,122
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.50%, 04/20/2026*	350,000	347,656
Apparel — 0.0%
Kontoor Brands, Inc.
4.13%, 11/15/2029*	275,000	252,774
William Carter Co.
5.63%, 03/15/2027*	275,000	272,021
		524,795
Auto Manufacturers — 1.7%
Daimler Truck Finance North America LLC
2.00%, 12/14/2026*	3,030,000	2,839,785
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	400,000	390,019
4.00%, 11/13/2030	750,000	681,548
4.06%, 11/01/2024	200,000	199,047
4.13%, 08/17/2027	575,000	553,644
4.39%, 01/08/2026	200,000	197,064
5.11%, 05/03/2029	200,000	195,905
5.13%, 06/16/2025	575,000	572,217
6.13%, 03/08/2034	3,880,000	3,885,285
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
General Motors Co.
4.00%, 04/01/2025	$ 1,555,000	$ 1,539,811
5.20%, 04/01/2045	3,750,000	3,372,818
Hyundai Capital America
1.30%, 01/08/2026*	3,610,000	3,422,660
JB Poindexter & Co., Inc.
8.75%, 12/15/2031*	275,000	289,062
Stellantis Finance US, Inc.
1.71%, 01/29/2027*	3,000,000	2,774,799
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027*	5,000,000	4,512,999
		25,426,663
Auto Parts & Equipment — 0.3%
Adient Global Holdings, Ltd.
4.88%, 08/15/2026*	450,000	441,656
7.00%, 04/15/2028*	50,000	51,107
8.25%, 04/15/2031*	175,000	183,991
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	275,000	280,038
8.50%, 05/15/2027*	975,000	982,279
Dana, Inc.
5.38%, 11/15/2027	200,000	196,545
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	500,000	438,070
IHO Verwaltungs GmbH
6.00%, 05/15/2027*(1)	375,000	372,013
6.38%, 05/15/2029*(1)	700,000	700,687
Real Hero Merger Sub 2, Inc.
6.25%, 02/01/2029*	500,000	429,474
ZF North America Capital, Inc.
6.75%, 04/23/2030*	150,000	152,802
6.88%, 04/14/2028*	250,000	256,243
7.13%, 04/14/2030*	150,000	155,705
		4,640,610
Banks — 17.4%
Associated Banc-Corp
4.25%, 01/15/2025	2,710,000	2,685,015
Bank of America Corp.
2.59%, 04/29/2031	2,325,000	2,054,690
2.69%, 04/22/2032	5,600,000	4,842,150
2.88%, 10/22/2030	4,000,000	3,633,270
2.97%, 02/04/2033	3,600,000	3,121,209
3.71%, 04/24/2028	2,975,000	2,884,653
3.82%, 01/20/2028	3,170,000	3,089,176
3.95%, 04/21/2025	1,000,000	989,585
4.00%, 01/22/2025	3,500,000	3,477,483
4.18%, 11/25/2027	2,760,000	2,699,906
4.38%, 04/27/2028	6,360,000	6,280,525
4.57%, 04/27/2033	3,150,000	3,041,680
Bank of New York Mellon Corp.
3.99%, 06/13/2028	9,420,000	9,214,660
Citigroup, Inc.
2.56%, 05/01/2032	5,625,000	4,799,150
2.98%, 11/05/2030	1,390,000	1,263,701
3.06%, 01/25/2033	3,010,000	2,614,525
3.40%, 05/01/2026	3,340,000	3,256,691
3.52%, 10/27/2028	6,250,000	5,993,528
4.13%, 07/25/2028	1,340,000	1,303,597
4.30%, 11/20/2026	3,100,000	3,056,705
4.91%, 05/24/2033	3,880,000	3,811,338
5.17%, 02/13/2030	5,385,000	5,444,231

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
5.50%, 09/13/2025	$ 2,500,000	$ 2,508,170
Citizens Financial Group, Inc.
5.72%, 07/23/2032	2,175,000	2,201,784
Comerica, Inc.
3.80%, 07/22/2026	2,330,000	2,250,801
5.98%, 01/30/2030	935,000	937,366
Fifth Third Bancorp
2.38%, 01/28/2025	1,765,000	1,737,419
Goldman Sachs Capital I
6.35%, 02/15/2034	2,500,000	2,636,300
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	5,000,000	4,204,390
2.62%, 04/22/2032	5,700,000	4,896,667
3.10%, 02/24/2033	4,225,000	3,690,242
3.81%, 04/23/2029	3,800,000	3,654,954
4.22%, 05/01/2029	3,125,000	3,052,856
4.39%, 06/15/2027	9,825,000	9,700,975
5.15%, 05/22/2045	3,000,000	2,886,939
5.73%, 04/25/2030	2,555,000	2,639,167
Huntington National Bank
4.55%, 05/17/2028	3,150,000	3,108,317
JPMorgan Chase & Co.
2.58%, 04/22/2032	5,700,000	4,916,995
2.95%, 02/24/2028	2,310,000	2,204,444
2.96%, 01/25/2033	3,500,000	3,051,172
3.88%, 09/10/2024	10,500,000	10,481,401
4.32%, 04/26/2028	6,500,000	6,419,940
4.57%, 06/14/2030	8,570,000	8,474,036
5.35%, 06/01/2034	4,630,000	4,714,492
5.58%, 04/22/2030	3,330,000	3,433,879
8.00%, 04/29/2027	460,000	500,256
Morgan Stanley
1.59%, 05/04/2027	4,115,000	3,876,406
1.93%, 04/28/2032	5,000,000	4,112,427
2.94%, 01/21/2033	4,985,000	4,314,938
3.77%, 01/24/2029	2,000,000	1,931,813
3.95%, 04/23/2027	8,250,000	8,046,413
4.21%, 04/20/2028	6,500,000	6,393,864
4.46%, 04/22/2039	3,125,000	2,886,999
5.00%, 11/24/2025	2,000,000	1,997,959
5.66%, 04/18/2030	2,595,000	2,676,805
5.83%, 04/19/2035	3,010,000	3,144,835
PNC Bank NA
3.88%, 04/10/2025	3,110,000	3,074,162
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	4,700,000	4,488,051
State Street Corp.
4.42%, 05/13/2033	3,150,000	3,041,841
Truist Bank
3.80%, 10/30/2026	3,000,000	2,913,838
Truist Financial Corp.
4.12%, 06/06/2028	3,850,000	3,759,070
US Bancorp
5.10%, 07/23/2030	2,185,000	2,204,356
Wells Fargo & Co.
3.35%, 03/02/2033	5,750,000	5,099,369
3.53%, 03/24/2028	5,600,000	5,404,473
3.91%, 04/25/2026	6,110,000	6,043,856
4.30%, 07/22/2027	4,800,000	4,738,142
4.90%, 11/17/2045	2,330,000	2,101,070
		256,111,117
Security Description	Shares or Principal Amount	Value

Beverages — 2.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	$ 3,270,000	$ 3,095,754
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	2,920,000	2,658,908
Bacardi, Ltd.
2.75%, 07/15/2026*	1,340,000	1,280,666
Coca-Cola Co.
1.00%, 03/15/2028	10,700,000	9,558,394
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	2,250,000	2,080,194
Coca-Cola Femsa SAB de CV
2.75%, 01/22/2030	4,805,000	4,357,705
Constellation Brands, Inc.
3.75%, 05/01/2050	385,000	292,652
4.35%, 05/09/2027	3,150,000	3,112,103
4.65%, 11/15/2028	5,335,000	5,304,730
5.25%, 11/15/2048	2,250,000	2,141,072
Keurig Dr Pepper, Inc.
4.42%, 05/25/2025	2,000,000	1,988,156
4.99%, 05/25/2038	1,340,000	1,304,485
PepsiCo, Inc.
1.95%, 10/21/2031	5,000,000	4,210,237
		41,385,056
Biotechnology — 1.1%
Amgen, Inc.
2.20%, 02/21/2027	5,060,000	4,755,608
5.25%, 03/02/2033	3,680,000	3,739,964
5.65%, 03/02/2053	3,630,000	3,657,657
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	1,185,000	1,001,618
2.80%, 09/15/2050	3,920,000	2,481,094
		15,635,941
Building Materials — 0.7%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	150,000	149,132
Carrier Global Corp.
2.70%, 02/15/2031	3,110,000	2,744,607
2.72%, 02/15/2030	1,265,000	1,139,659
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*	475,000	406,667
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	700,000	713,141
6.75%, 07/15/2031*	100,000	101,977
Lennox International, Inc.
1.70%, 08/01/2027	3,370,000	3,081,026
Masterbrand, Inc.
7.00%, 07/15/2032*	125,000	128,426
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/2032*	225,000	228,285
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	175,000	163,467
Standard Building Solutions, Inc.
6.50%, 08/15/2032*	125,000	125,228
Standard Industries, Inc.
4.75%, 01/15/2028*	150,000	143,708
5.00%, 02/15/2027*	875,000	856,132
		9,981,455

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals — 0.2%
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/2031*	$ 150,000	$ 157,311
Axalta Coating Systems LLC
3.38%, 02/15/2029*	350,000	318,597
Element Solutions, Inc.
3.88%, 09/01/2028*	400,000	370,530
H.B. Fuller Co.
4.25%, 10/15/2028	325,000	303,483
Herens Holdco Sarl
4.75%, 05/15/2028*	600,000	520,754
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.00%, 07/01/2028*	175,000	175,573
Olympus Water US Holding Corp.
6.25%, 10/01/2029*	675,000	619,417
7.25%, 06/15/2031*	175,000	175,126
9.75%, 11/15/2028*	375,000	398,501
WR Grace Holdings LLC
5.63%, 08/15/2029*	400,000	366,023
7.38%, 03/01/2031*	50,000	51,341
		3,456,656
Commercial Services — 2.7%
Allied Universal Holdco LLC
7.88%, 02/15/2031*	250,000	254,352
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/2029*	700,000	609,906
6.63%, 07/15/2026*	5,000	5,007
9.75%, 07/15/2027*	450,000	449,620
Ashtead Capital, Inc.
2.45%, 08/12/2031*	3,750,000	3,115,124
Boost Newco Borrower LLC
7.50%, 01/15/2031*	725,000	763,623
Brink's Co.
6.50%, 06/15/2029*	200,000	203,815
6.75%, 06/15/2032*	200,000	203,876
Cintas Corp. No. 2
3.70%, 04/01/2027	3,140,000	3,067,281
4.00%, 05/01/2032	3,375,000	3,234,276
Equifax, Inc.
2.60%, 12/01/2024	1,750,000	1,732,675
3.25%, 06/01/2026	3,425,000	3,314,974
ERAC USA Finance LLC
4.50%, 02/15/2045*	750,000	668,143
5.63%, 03/15/2042*	4,090,000	4,193,544
Garda World Security Corp.
6.00%, 06/01/2029*	600,000	556,266
7.75%, 02/15/2028*	250,000	257,975
8.25%, 08/01/2032*	100,000	100,142
9.50%, 11/01/2027*	522,000	525,296
Global Payments, Inc.
4.45%, 06/01/2028	870,000	853,340
4.80%, 04/01/2026	695,000	692,082
GXO Logistics, Inc.
1.65%, 07/15/2026	2,395,000	2,240,097
2.65%, 07/15/2031	2,825,000	2,344,947
S&P Global, Inc.
4.25%, 05/01/2029	5,415,000	5,343,118
United Rentals North America, Inc.
6.00%, 12/15/2029*	350,000	355,118
6.13%, 03/15/2034*	200,000	200,943
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Verisk Analytics, Inc.
4.00%, 06/15/2025	$ 250,000	$ 247,259
4.13%, 03/15/2029	160,000	156,756
5.50%, 06/15/2045	3,560,000	3,517,921
ZipRecruiter, Inc.
5.00%, 01/15/2030*	200,000	174,984
		39,382,460
Computers — 2.2%
Amentum Escrow Corp.
7.25%, 08/01/2032*	75,000	76,598
Apple, Inc.
1.65%, 05/11/2030	7,320,000	6,322,232
1.65%, 02/08/2031	7,000,000	5,935,083
2.80%, 02/08/2061	8,615,000	5,474,146
Dell International LLC/EMC Corp.
8.35%, 07/15/2046	2,000,000	2,599,137
Fortinet, Inc.
1.00%, 03/15/2026	1,200,000	1,126,835
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	200,000	205,068
Insight Enterprises, Inc.
6.63%, 05/15/2032*	100,000	102,877
Leidos Holdings, Inc.
5.95%, 12/01/2040	850,000	847,636
Leidos, Inc.
2.30%, 02/15/2031	5,595,000	4,737,383
3.63%, 05/15/2025	1,475,000	1,453,304
McAfee Corp.
7.38%, 02/15/2030*	1,225,000	1,142,689
NCR Voyix Corp.
5.13%, 04/15/2029*	600,000	573,228
NCR Atleos Corp.
9.50%, 04/01/2029*	250,000	273,106
NCR Voyix Corp.
5.00%, 10/01/2028*	125,000	119,529
Science Applications International Corp.
4.88%, 04/01/2028*	250,000	241,577
Seagate HDD Cayman
8.50%, 07/15/2031	175,000	190,012
9.63%, 12/01/2032	331,500	379,624
		31,800,064
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	425,000	416,621
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	400,000	362,007
4.00%, 01/15/2028*	50,000	47,221
BCPE Empire Holdings, Inc.
7.63%, 05/01/2027*	925,000	895,007
Gates Corp.
6.88%, 07/01/2029*	200,000	203,652
H&E Equipment Services, Inc.
3.88%, 12/15/2028*	250,000	228,434
Velocity Vehicle Group LLC
8.00%, 06/01/2029*	125,000	128,750
		1,865,071

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	$ 1,830,000	$ 1,741,256
3.40%, 10/29/2033	2,500,000	2,158,133
4.63%, 10/15/2027	3,150,000	3,112,501
5.30%, 01/19/2034	1,500,000	1,508,125
Air Lease Corp.
3.63%, 12/01/2027	2,650,000	2,543,384
Ally Financial, Inc.
5.75%, 11/20/2025	225,000	225,797
American Express Co.
4.05%, 05/03/2029	4,725,000	4,646,057
Capital One Financial Corp.
4.20%, 10/29/2025	1,690,000	1,665,756
Cboe Global Markets, Inc.
3.65%, 01/12/2027	3,000,000	2,929,853
Charles Schwab Corp.
3.63%, 04/01/2025	2,650,000	2,619,497
FMR LLC
7.57%, 06/15/2029*	2,200,000	2,472,174
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	3,150,000	2,627,707
4.85%, 01/15/2027	3,475,000	3,467,067
6.50%, 01/20/2043	1,170,000	1,249,309
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/2029*	25,000	25,658
6.50%, 03/26/2031*	25,000	25,945
8.13%, 03/30/2029*	300,000	317,407
Navient Corp.
5.00%, 03/15/2027	150,000	145,026
5.50%, 03/15/2029	275,000	255,739
6.75%, 06/25/2025	175,000	175,505
6.75%, 06/15/2026	200,000	202,138
Nuveen Finance LLC
4.13%, 11/01/2024*	1,080,000	1,075,708
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
2.88%, 10/15/2026*	350,000	330,711
3.88%, 03/01/2031*	550,000	489,240
United Wholesale Mtg. LLC
5.50%, 11/15/2025*	400,000	397,014
5.75%, 06/15/2027*	500,000	492,510
		36,899,217
Electric — 5.1%
AEP Texas, Inc.
4.70%, 05/15/2032	3,275,000	3,176,590
Ameren Corp.
1.95%, 03/15/2027	1,090,000	1,014,334
3.65%, 02/15/2026	1,480,000	1,452,242
American Electric Power Co., Inc.
3.20%, 11/13/2027	3,125,000	2,970,929
Black Hills Corp.
2.50%, 06/15/2030	1,210,000	1,045,284
Calpine Corp.
5.00%, 02/01/2031*	500,000	472,194
5.13%, 03/15/2028*	250,000	242,130
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	1,145,000	1,192,716
Consolidated Edison Co. of New York, Inc.
4.63%, 12/01/2054	1,367,000	1,190,364
Constellation Energy Generation LLC
5.75%, 10/01/2041	500,000	502,910
Security Description	Shares or Principal Amount	Value

Electric (continued)
Dominion Energy, Inc.
3.38%, 04/01/2030	$ 6,350,000	$ 5,853,103
Emera US Finance LP
3.55%, 06/15/2026	1,240,000	1,198,831
4.75%, 06/15/2046	1,880,000	1,584,985
Enel Finance International NV
2.50%, 07/12/2031*	5,000,000	4,210,054
4.88%, 06/14/2029*	980,000	984,401
Eversource Energy
3.35%, 03/15/2026	3,300,000	3,206,505
Exelon Corp.
3.95%, 06/15/2025	1,500,000	1,481,600
4.10%, 03/15/2052	7,980,000	6,309,426
Fortis, Inc.
3.06%, 10/04/2026	3,220,000	3,090,314
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028	7,840,000	7,533,717
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	7,575,000	7,337,787
4.63%, 07/15/2027	2,010,000	2,008,880
NextEra Energy Operating Partners LP
4.50%, 09/15/2027*	250,000	239,387
7.25%, 01/15/2029*	250,000	259,682
NRG Energy, Inc.
5.75%, 01/15/2028	350,000	347,831
6.63%, 01/15/2027	175,000	174,875
Puget Energy, Inc.
2.38%, 06/15/2028	925,000	835,711
Sempra
6.00%, 10/15/2039	1,170,000	1,219,954
Sempra
3.70%, 04/01/2029	6,100,000	5,815,123
TransAlta Corp.
7.75%, 11/15/2029	175,000	183,602
Virginia Electric & Power Co.
3.75%, 05/15/2027	3,275,000	3,195,911
Vistra Operations Co. LLC
5.50%, 09/01/2026*	150,000	148,643
5.63%, 02/15/2027*	500,000	496,159
6.88%, 04/15/2032*	150,000	154,383
7.75%, 10/15/2031*	200,000	211,351
Xcel Energy, Inc.
4.60%, 06/01/2032	3,160,000	3,044,783
		74,386,691
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	600,000	553,961
4.75%, 06/15/2028*	225,000	213,427
6.50%, 12/31/2027*	175,000	175,939
WESCO Distribution, Inc.
6.38%, 03/15/2029*	125,000	126,617
6.63%, 03/15/2032*	175,000	178,269
7.25%, 06/15/2028*	300,000	307,422
		1,555,635
Electronics — 2.6%
Allegion PLC
3.50%, 10/01/2029	3,900,000	3,661,109
Allegion US Holding Co., Inc.
3.55%, 10/01/2027	6,070,000	5,829,567
Coherent Corp.
5.00%, 12/15/2029*	550,000	524,644

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electronics (continued)
Flex, Ltd.
4.75%, 06/15/2025	$ 1,935,000	$ 1,922,201
Honeywell International, Inc.
1.10%, 03/01/2027	10,700,000	9,838,654
Hubbell, Inc.
2.30%, 03/15/2031	2,100,000	1,792,225
Keysight Technologies, Inc.
3.00%, 10/30/2029	1,425,000	1,298,714
4.55%, 10/30/2024	4,175,000	4,164,675
Sensata Technologies BV
5.88%, 09/01/2030*	200,000	197,390
Sensata Technologies, Inc.
6.63%, 07/15/2032*	200,000	202,612
TTM Technologies, Inc.
4.00%, 03/01/2029*	400,000	371,406
Tyco Electronics Group SA
3.70%, 02/15/2026	9,297,000	9,152,547
		38,955,744
Energy-Alternate Sources — 0.0%
Enviva Partners LP/Enviva Partners Finance Corp.
6.50%, 01/15/2026*(2)(3)	314,000	138,160
TerraForm Power Operating LLC
4.75%, 01/15/2030*	175,000	162,481
5.00%, 01/31/2028*	425,000	409,558
		710,199
Engineering & Construction — 0.0%
Artera Services LLC
8.50%, 02/15/2031*	225,000	230,685
Entertainment — 0.7%
Affinity Interactive
6.88%, 12/15/2027*	275,000	239,777
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	550,000	510,986
6.50%, 02/15/2032*	250,000	253,299
7.00%, 02/15/2030*	200,000	206,315
CCM Merger, Inc.
6.38%, 05/01/2026*	275,000	274,600
Churchill Downs, Inc.
6.75%, 05/01/2031*	525,000	533,174
Light & Wonder International, Inc.
7.25%, 11/15/2029*	300,000	308,704
7.50%, 09/01/2031*	100,000	104,349
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/2029*	400,000	377,710
Mohegan Tribal Gaming Authority
8.00%, 02/01/2026*	500,000	468,295
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.00%, 08/01/2030*	350,000	362,135
Penn Entertainment, Inc.
4.13%, 07/01/2029*	500,000	442,493
Raptor Acquisition Corp./Raptor Co.-Issuer LLC
4.88%, 11/01/2026*	425,000	414,489
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.
6.63%, 03/01/2030*	450,000	440,111
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	575,000	547,716
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	450,000	463,925
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	$ 4,595,000	$ 3,624,920
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031*	275,000	286,677
		9,859,675
Environmental Control — 0.1%
Madison IAQ LLC
5.88%, 06/30/2029*	825,000	772,362
Food — 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/2029*	400,000	364,419
5.88%, 02/15/2028*	50,000	49,576
6.50%, 02/15/2028*	150,000	152,169
7.50%, 03/15/2026*	100,000	101,300
Grupo Bimbo SAB de CV
4.88%, 06/27/2044*	2,736,000	2,476,752
Kraft Heinz Foods Co.
4.38%, 06/01/2046	6,160,000	5,174,465
Kroger Co.
3.50%, 02/01/2026	3,150,000	3,085,186
4.45%, 02/01/2047	1,325,000	1,128,663
6.90%, 04/15/2038	940,000	1,079,623
Performance Food Group, Inc.
4.25%, 08/01/2029*	375,000	347,318
5.50%, 10/15/2027*	225,000	221,996
Post Holdings, Inc.
5.50%, 12/15/2029*	450,000	436,587
6.25%, 02/15/2032*	125,000	126,586
Smithfield Foods, Inc.
2.63%, 09/13/2031*	3,230,000	2,639,414
3.00%, 10/15/2030*	4,220,000	3,668,864
Sysco Corp.
4.45%, 03/15/2048	5,175,000	4,381,468
Tyson Foods, Inc.
3.95%, 08/15/2024	1,475,000	1,473,908
US Foods, Inc.
4.75%, 02/15/2029*	350,000	335,140
6.88%, 09/15/2028*	225,000	231,298
		27,474,732
Gas — 0.5%
National Fuel Gas Co.
2.95%, 03/01/2031	2,580,000	2,218,504
5.50%, 01/15/2026	2,025,000	2,031,254
NiSource, Inc.
4.38%, 05/15/2047	935,000	778,689
Southern Co. Gas Capital Corp.
3.95%, 10/01/2046	2,370,000	1,845,641
		6,874,088
Healthcare-Products — 2.6%
Abbott Laboratories
1.40%, 06/30/2030	3,075,000	2,616,498
3.75%, 11/30/2026	10,058,000	9,901,545
Agilent Technologies, Inc.
3.05%, 09/22/2026	3,330,000	3,204,242
Alcon Finance Corp.
2.60%, 05/27/2030*	2,585,000	2,296,920
3.00%, 09/23/2029*	2,245,000	2,064,612

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Products (continued)
Avantor Funding, Inc.
4.63%, 07/15/2028*	$ 300,000	$ 288,843
Danaher Corp.
2.60%, 10/01/2050	6,855,000	4,331,225
2.80%, 12/10/2051	3,475,000	2,268,976
DH Europe Finance II Sarl
2.60%, 11/15/2029	1,665,000	1,516,452
3.40%, 11/15/2049	4,180,000	3,099,231
Embecta Corp.
5.00%, 02/15/2030*	150,000	128,487
6.75%, 02/15/2030*	200,000	178,332
Medline Borrower LP
5.25%, 10/01/2029*	1,375,000	1,329,068
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	175,000	178,559
Neogen Food Safety Corp.
8.63%, 07/20/2030*	225,000	243,034
Revvity, Inc.
1.90%, 09/15/2028	2,675,000	2,379,801
3.30%, 09/15/2029	2,525,000	2,340,542
		38,366,367
Healthcare-Services — 1.7%
AHP Health Partners, Inc.
5.75%, 07/15/2029*	375,000	358,178
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	175,000	167,572
6.00%, 01/15/2029*	225,000	208,902
6.13%, 04/01/2030*	200,000	151,760
6.88%, 04/15/2029*	325,000	266,508
Concentra Escrow Issuer Corp.
6.88%, 07/15/2032*	125,000	128,789
Elevance Health, Inc.
1.50%, 03/15/2026	5,250,000	4,977,336
4.55%, 05/15/2052	3,155,000	2,717,480
5.85%, 01/15/2036	760,000	802,015
HealthEquity, Inc.
4.50%, 10/01/2029*	475,000	447,431
IQVIA, Inc.
6.50%, 05/15/2030*	350,000	360,122
LifePoint Health, Inc.
5.38%, 01/15/2029*	100,000	90,595
Tenet Healthcare Corp.
4.25%, 06/01/2029	175,000	165,100
5.13%, 11/01/2027	325,000	319,218
6.13%, 10/01/2028	375,000	375,939
6.25%, 02/01/2027	250,000	250,523
6.75%, 05/15/2031	250,000	256,886
UnitedHealth Group, Inc.
2.30%, 05/15/2031	5,000,000	4,299,853
3.75%, 07/15/2025	3,165,000	3,128,156
3.88%, 08/15/2059	3,000,000	2,254,702
4.75%, 05/15/2052	3,100,000	2,802,282
		24,529,347
Holding Companies-Diversified — 0.0%
Stena International SA
7.25%, 01/15/2031*	250,000	255,742
Insurance — 1.9%
Acrisure LLC/Acrisure Finance, Inc.
7.50%, 11/06/2030*	375,000	380,594
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.75%, 10/15/2027*	$ 125,000	$ 124,062
7.00%, 01/15/2031*	400,000	407,214
AmWINS Group, Inc.
4.88%, 06/30/2029*	500,000	471,454
6.38%, 02/15/2029*	250,000	253,622
Ardonagh Finco, Ltd.
7.75%, 02/15/2031*	200,000	202,843
Ardonagh Group Finance, Ltd.
8.88%, 02/15/2032*	1,000,000	1,011,586
AssuredPartners, Inc.
5.63%, 01/15/2029*	775,000	738,234
7.50%, 02/15/2032*	125,000	127,264
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	350,000	360,897
BroadStreet Partners, Inc.
5.88%, 04/15/2029*	850,000	819,199
GTCR AP Finance, Inc.
8.00%, 05/15/2027*	50,000	50,162
Hartford Financial Services Group, Inc.
6.63%, 04/15/2042	2,255,000	2,458,339
HUB International, Ltd.
5.63%, 12/01/2029*	1,150,000	1,104,216
7.25%, 06/15/2030*	525,000	541,474
7.38%, 01/31/2032*	300,000	308,369
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	300,000	314,654
10.50%, 12/15/2030*	500,000	536,308
Lincoln National Corp.
7.00%, 06/15/2040	1,425,000	1,596,818
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/2039*	1,008,000	1,283,577
MBIA, Inc.
6.63%, 10/01/2028	250,000	240,563
MetLife, Inc.
10.75%, 08/01/2069	900,000	1,215,616
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039*	2,870,000	3,729,482
New York Life Insurance Co.
6.75%, 11/15/2039*	420,000	477,905
Pacific LifeCorp
6.60%, 09/15/2033*	2,700,000	2,929,800
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	675,000	692,624
Penn Mutual Life Insurance Co.
7.63%, 06/15/2040*	875,000	1,003,610
Prudential Financial, Inc.
6.20%, 11/15/2040	850,000	902,597
6.63%, 12/01/2037	2,130,000	2,432,256
Ryan Specialty LLC
4.38%, 02/01/2030*	175,000	164,738
USF&G Capital III
8.31%, 07/01/2046*	250,000	263,702
USI, Inc.
7.50%, 01/15/2032*	775,000	801,294
		27,945,073
Internet — 2.2%
Alphabet, Inc.
2.25%, 08/15/2060	6,000,000	3,464,814

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
Amazon.com, Inc.
2.70%, 06/03/2060	$ 8,580,000	$ 5,210,407
3.30%, 04/13/2027	3,365,000	3,270,151
3.60%, 04/13/2032	6,450,000	6,063,518
Booking Holdings, Inc.
4.63%, 04/13/2030	4,895,000	4,913,905
Cars.com, Inc.
6.38%, 11/01/2028*	400,000	393,213
Expedia Group, Inc.
3.25%, 02/15/2030	3,800,000	3,499,278
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	300,000	295,345
Match Group Holdings II LLC
4.63%, 06/01/2028*	550,000	524,669
5.00%, 12/15/2027*	175,000	170,181
Millennium Escrow Corp.
6.63%, 08/01/2026*	225,000	118,293
Netflix, Inc.
4.88%, 04/15/2028	3,050,000	3,078,152
VeriSign, Inc.
2.70%, 06/15/2031	1,220,000	1,045,117
		32,047,043
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
4.88%, 03/01/2031*	225,000	205,355
6.75%, 04/15/2030*	275,000	276,869
7.00%, 03/15/2032*	100,000	100,361
		582,585
Leisure Time — 0.1%
Acushnet Co.
7.38%, 10/15/2028*	100,000	104,271
Carnival Corp.
6.00%, 05/01/2029*	300,000	299,271
7.00%, 08/15/2029*	50,000	52,152
7.63%, 03/01/2026*	100,000	100,967
NCL Corp., Ltd.
5.88%, 03/15/2026*	250,000	248,883
7.75%, 02/15/2029*	50,000	52,624
8.13%, 01/15/2029*	75,000	79,732
NCL Finance, Ltd.
6.13%, 03/15/2028*	125,000	125,128
Royal Caribbean Cruises, Ltd.
5.38%, 07/15/2027*	225,000	223,680
5.50%, 08/31/2026*	100,000	99,549
6.00%, 02/01/2033*	300,000	301,966
6.25%, 03/15/2032*	150,000	152,970
		1,841,193
Lodging — 0.1%
Boyd Gaming Corp.
4.75%, 12/01/2027	250,000	242,966
4.75%, 06/15/2031*	225,000	207,254
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032*	250,000	218,961
5.38%, 05/01/2025*	75,000	74,782
5.75%, 05/01/2028*	75,000	74,921
MGM Resorts International
6.50%, 04/15/2032	425,000	426,438
Station Casinos LLC
4.50%, 02/15/2028*	450,000	427,081
6.63%, 03/15/2032*	125,000	126,167
Security Description	Shares or Principal Amount	Value

Lodging (continued)
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/2028*	$ 400,000	$ 377,416
		2,175,986
Machinery-Construction & Mining — 0.3%
Weir Group PLC
2.20%, 05/13/2026*	3,865,000	3,661,177
Machinery-Diversified — 0.3%
John Deere Capital Corp.
3.90%, 06/07/2032	4,700,000	4,446,357
SPX FLOW, Inc.
8.75%, 04/01/2030*	450,000	468,872
		4,915,229
Media — 4.4%
Audacy Capital Corp.
6.50%, 05/01/2027*(2)(3)	625,000	25,000
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	350,000	297,800
4.25%, 01/15/2034*	350,000	276,496
4.75%, 03/01/2030*	475,000	425,245
5.00%, 02/01/2028*	400,000	380,809
5.38%, 06/01/2029*	675,000	631,030
5.50%, 05/01/2026*	350,000	348,129
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	3,000,000	2,517,617
3.90%, 06/01/2052	3,400,000	2,203,893
4.91%, 07/23/2025	634,000	629,768
6.48%, 10/23/2045	2,365,000	2,237,388
Comcast Corp.
2.65%, 02/01/2030	8,020,000	7,257,039
3.30%, 02/01/2027	4,690,000	4,549,908
4.00%, 11/01/2049	3,554,000	2,845,822
Cox Communications, Inc.
3.35%, 09/15/2026*	3,125,000	3,020,483
CSC Holdings LLC
4.13%, 12/01/2030*	375,000	259,635
5.00%, 11/15/2031*	775,000	310,683
5.50%, 04/15/2027*	250,000	209,008
5.75%, 01/15/2030*	200,000	80,672
6.50%, 02/01/2029*	475,000	365,820
Discovery Communications LLC
4.65%, 05/15/2050	1,110,000	798,307
DISH DBS Corp.
5.13%, 06/01/2029	900,000	376,886
7.75%, 07/01/2026	100,000	64,323
Gray Television, Inc.
5.38%, 11/15/2031*	175,000	114,073
7.00%, 05/15/2027*	75,000	72,593
Grupo Televisa SAB
5.00%, 05/13/2045	835,000	712,571
6.63%, 03/18/2025	4,673,000	4,705,716
NBCUniversal Media LLC
5.95%, 04/01/2041	2,000,000	2,108,373
Nexstar Media, Inc.
5.63%, 07/15/2027*	375,000	363,699
Paramount Global
4.90%, 08/15/2044	2,550,000	1,856,076
4.95%, 05/19/2050	940,000	679,681
Scripps Escrow, Inc.
5.88%, 07/15/2027*	225,000	156,443

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Sinclair Television Group, Inc.
5.50%, 03/01/2030*	$ 400,000	$ 243,500
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	475,000	396,791
4.00%, 07/15/2028*	75,000	68,832
4.13%, 07/01/2030*	250,000	217,294
5.00%, 08/01/2027*	150,000	145,145
5.50%, 07/01/2029*	300,000	286,766
Sunrise FinCo I BV
4.88%, 07/15/2031*	625,000	568,612
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028*	750,000	715,303
Time Warner Cable LLC
4.50%, 09/15/2042	1,000,000	755,282
5.50%, 09/01/2041	3,910,000	3,354,553
6.75%, 06/15/2039	690,000	683,323
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	1,059,000	1,030,755
Univision Communications, Inc.
7.38%, 06/30/2030*	300,000	288,835
8.00%, 08/15/2028*	275,000	276,361
Urban One, Inc.
7.38%, 02/01/2028*	125,000	95,407
Virgin Media Finance PLC
5.00%, 07/15/2030*	575,000	484,574
Virgin Media Secured Finance PLC
4.50%, 08/15/2030*	200,000	173,431
5.50%, 05/15/2029*	200,000	186,270
Walt Disney Co.
2.20%, 01/13/2028	13,900,000	12,905,401
Ziggo Bond Co. BV
5.13%, 02/28/2030*	325,000	286,987
6.00%, 01/15/2027*	450,000	447,468
		64,491,876
Metal Fabricate/Hardware — 0.5%
Valmont Industries, Inc.
5.00%, 10/01/2044	500,000	460,933
5.25%, 10/01/2054	3,815,000	3,509,937
Worthington Enterprises, Inc.
4.30%, 08/01/2032	3,805,000	3,344,383
		7,315,253
Mining — 0.4%
Coeur Mining, Inc.
5.13%, 02/15/2029*	400,000	373,744
Glencore Funding LLC
2.63%, 09/23/2031*	4,000,000	3,368,745
2.85%, 04/27/2031*	2,790,000	2,401,435
		6,143,924
Miscellaneous Manufacturing — 0.5%
Hillenbrand, Inc.
6.25%, 02/15/2029	325,000	329,034
Teledyne Technologies, Inc.
1.60%, 04/01/2026	5,750,000	5,433,249
Textron, Inc.
3.88%, 03/01/2025	905,000	896,456
3.90%, 09/17/2029	1,215,000	1,162,387
		7,821,126
Security Description	Shares or Principal Amount	Value

Office Furnishings — 0.0%
Interface, Inc.
5.50%, 12/01/2028*	$ 550,000	$ 530,840
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	1,510,000	1,427,731
Zebra Technologies Corp.
6.50%, 06/01/2032*	125,000	128,440
		1,556,171
Oil & Gas — 3.7%
Antero Resources Corp.
5.38%, 03/01/2030*	125,000	122,184
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/2026*	175,000	175,194
8.25%, 12/31/2028*	275,000	282,300
BP Capital Markets America, Inc.
1.75%, 08/10/2030	1,485,000	1,264,670
2.94%, 06/04/2051	5,325,000	3,502,822
3.12%, 05/04/2026	2,810,000	2,734,004
Cenovus Energy, Inc.
3.75%, 02/15/2052	3,780,000	2,760,566
4.40%, 04/15/2029	2,460,000	2,377,189
Chevron USA, Inc.
1.02%, 08/12/2027	7,370,000	6,670,005
Chord Energy Corp.
6.38%, 06/01/2026*	275,000	276,257
Civitas Resources, Inc.
8.38%, 07/01/2028*	325,000	341,221
8.63%, 11/01/2030*	50,000	54,005
8.75%, 07/01/2031*	50,000	53,769
CNPC HK Overseas Capital, Ltd.
5.95%, 04/28/2041*	1,550,000	1,715,995
Comstock Resources, Inc.
6.75%, 03/01/2029*	400,000	387,552
6.75%, 03/01/2029*	50,000	48,312
ConocoPhillips Co.
2.40%, 03/07/2025	6,525,000	6,416,000
Coterra Energy, Inc.
5.60%, 03/15/2034	4,630,000	4,713,253
CrownRock LP/CrownRock Finance, Inc.
5.63%, 10/15/2025*	300,000	299,617
Diamondback Energy, Inc.
5.75%, 04/18/2054	2,120,000	2,098,459
Hess Corp.
5.60%, 02/15/2041	4,221,000	4,292,384
HF Sinclair Corp.
5.00%, 02/01/2028*	350,000	344,704
Marathon Petroleum Corp.
3.63%, 09/15/2024	1,850,000	1,844,816
4.50%, 04/01/2048	1,725,000	1,419,095
6.50%, 03/01/2041	730,000	779,969
Matador Resources Co.
6.50%, 04/15/2032*	275,000	276,407
Nabors Industries, Inc.
7.38%, 05/15/2027*	75,000	76,375
8.88%, 08/15/2031*	125,000	127,525
9.13%, 01/31/2030*	75,000	80,123
Nabors Industries, Ltd.
7.25%, 01/15/2026*	250,000	254,550
7.50%, 01/15/2028*	50,000	49,130
Occidental Petroleum Corp.
5.88%, 09/01/2025	325,000	326,321

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Permian Resources Operating LLC
5.38%, 01/15/2026*	$ 250,000	$ 249,563
6.25%, 02/01/2033*	125,000	125,940
Precision Drilling Corp.
6.88%, 01/15/2029*	75,000	74,982
7.13%, 01/15/2026*	185,000	185,210
Range Resources Corp.
4.88%, 05/15/2025	200,000	198,699
8.25%, 01/15/2029	75,000	77,904
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/01/2028*	250,000	261,584
SM Energy Co.
6.75%, 09/15/2026	325,000	325,350
6.75%, 08/01/2029*	150,000	150,994
7.00%, 08/01/2032*	150,000	151,626
Southwestern Energy Co.
5.38%, 03/15/2030	200,000	195,243
8.38%, 09/15/2028	150,000	154,907
TGNR Intermediate Holdings LLC
5.50%, 10/15/2029*	275,000	260,766
Valero Energy Corp.
3.65%, 12/01/2051	2,925,000	2,082,729
4.00%, 04/01/2029	1,535,000	1,487,272
4.90%, 03/15/2045	1,000,000	921,730
7.50%, 04/15/2032	1,540,000	1,761,977
		54,831,249
Oil & Gas Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	50,000	49,880
6.88%, 04/01/2027*	700,000	703,106
Kodiak Gas Services LLC
7.25%, 02/15/2029*	375,000	385,759
Solaris Midstream Holdings LLC
7.63%, 04/01/2026*	375,000	377,454
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/2027	775,000	779,431
		2,295,630
Packaging & Containers — 0.4%
ARD Finance SA
6.50%, 06/30/2027*(1)	493,637	124,643
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029*	450,000	382,210
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 08/15/2027*	850,000	493,170
Ball Corp.
6.00%, 06/15/2029	250,000	252,432
6.88%, 03/15/2028	175,000	179,935
Clearwater Paper Corp.
4.75%, 08/15/2028*	350,000	330,471
Clydesdale Acquisition Holdings, Inc.
6.88%, 01/15/2030*	200,000	199,247
8.75%, 04/15/2030*	1,200,000	1,177,680
Graphic Packaging International LLC
4.75%, 07/15/2027*	300,000	294,273
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027*	275,000	283,809
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
9.25%, 04/15/2027*	$ 250,000	$ 250,337
OI European Group BV
4.75%, 02/15/2030*	250,000	229,925
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027*	493,000	493,481
7.25%, 05/15/2031*	75,000	74,208
Sealed Air Corp.
6.50%, 07/15/2032*	375,000	380,109
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028*	100,000	100,691
7.25%, 02/15/2031*	150,000	156,165
Trivium Packaging Finance BV
8.50%, 08/15/2027*	875,000	858,988
		6,261,774
Pharmaceuticals — 5.3%
AbbVie, Inc.
2.95%, 11/21/2026	5,950,000	5,741,299
3.20%, 11/21/2029	6,575,000	6,168,895
4.80%, 03/15/2027	1,050,000	1,056,972
4.80%, 03/15/2029	500,000	506,536
4.95%, 03/15/2031	1,540,000	1,570,258
AstraZeneca PLC
2.13%, 08/06/2050	4,970,000	2,850,365
3.13%, 06/12/2027	3,085,000	2,973,725
3.38%, 11/16/2025	6,065,000	5,965,889
Bausch Health Cos., Inc.
5.25%, 01/30/2030*	225,000	113,625
6.25%, 02/15/2029*	550,000	290,125
Bayer US Finance II LLC
4.25%, 12/15/2025*	910,000	896,233
4.88%, 06/25/2048*	1,000,000	819,328
Bayer US Finance LLC
3.38%, 10/08/2024*	720,000	716,717
Becton Dickinson & Co.
3.70%, 06/06/2027	3,025,000	2,946,087
3.73%, 12/15/2024	1,625,000	1,614,117
4.69%, 12/15/2044	3,088,000	2,794,965
BellRing Brands, Inc.
7.00%, 03/15/2030*	400,000	412,208
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	6,250,000	5,944,970
CVS Health Corp.
3.88%, 07/20/2025	2,025,000	1,995,950
4.78%, 03/25/2038	3,130,000	2,875,038
5.05%, 03/25/2048	2,740,000	2,416,452
5.13%, 07/20/2045	1,265,000	1,143,228
CVS Pass-Through Trust
5.30%, 01/11/2027*	120,068	119,493
Grifols SA
4.75%, 10/15/2028*	700,000	638,679
Jazz Securities DAC
4.38%, 01/15/2029*	275,000	258,269
Johnson & Johnson
1.30%, 09/01/2030	11,565,000	9,769,989
Merck & Co., Inc.
1.70%, 06/10/2027	7,325,000	6,798,129
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031*	475,000	437,141
6.75%, 05/15/2034*	200,000	201,791
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	7,000,000	6,912,768

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	$ 1,660,000	$ 1,434,727
		78,383,968
Pipelines — 3.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029*	350,000	342,231
5.75%, 03/01/2027*	425,000	423,965
6.63%, 02/01/2032*	325,000	331,574
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/2029*	75,000	77,047
7.25%, 07/15/2032*	100,000	104,086
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,915,000	1,712,651
3.60%, 09/01/2032	2,970,000	2,616,697
4.80%, 05/03/2029	980,000	974,243
Cheniere Energy Partners LP
4.50%, 10/01/2029	200,000	193,553
CNX Midstream Partners LP
4.75%, 04/15/2030*	475,000	435,267
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025	2,065,000	2,048,346
5.80%, 06/01/2045	1,260,000	1,262,105
DT Midstream, Inc.
4.38%, 06/15/2031*	450,000	414,885
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	1,200,000	1,100,605
Enbridge, Inc.
5.63%, 04/05/2034	3,315,000	3,393,729
Energy Transfer LP
5.15%, 03/15/2045	3,513,000	3,177,376
5.55%, 05/15/2034	1,450,000	1,463,018
5.95%, 05/15/2054	1,500,000	1,481,228
Enterprise Products Operating LLC
3.75%, 02/15/2025	3,300,000	3,273,634
EQM Midstream Partners LP
6.38%, 04/01/2029*	150,000	153,124
6.50%, 07/01/2027*	725,000	738,814
7.50%, 06/01/2027*	225,000	231,157
7.50%, 06/01/2030*	150,000	161,885
Hess Midstream Operations LP
5.13%, 06/15/2028*	250,000	243,364
6.50%, 06/01/2029*	175,000	178,417
MPLX LP
4.00%, 03/15/2028	850,000	826,245
4.50%, 04/15/2038	3,150,000	2,841,800
5.20%, 03/01/2047	2,750,000	2,529,469
5.20%, 12/01/2047	2,740,000	2,485,273
Northriver Midstream Finance LP
6.75%, 07/15/2032*	325,000	326,832
ONEOK, Inc.
4.95%, 07/13/2047	3,000,000	2,631,153
5.20%, 07/15/2048	2,825,000	2,555,083
Targa Resources Corp.
4.20%, 02/01/2033	2,825,000	2,598,550
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	500,000	495,255
TC PipeLines LP
3.90%, 05/25/2027	1,270,000	1,228,718
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
TransMontaigne Partners LP/TLP Finance Corp.
6.13%, 02/15/2026	$ 125,000	$ 122,964
Western Midstream Operating LP
4.05%, 02/01/2030	100,000	94,742
4.65%, 07/01/2026	325,000	321,516
Williams Cos., Inc.
4.90%, 01/15/2045	3,460,000	3,098,173
		48,688,774
REITS — 2.5%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,745,000	1,351,557
3.95%, 01/15/2028	2,110,000	2,050,133
American Tower Corp.
5.45%, 02/15/2034	3,300,000	3,364,760
AvalonBay Communities, Inc.
3.35%, 05/15/2027	2,745,000	2,650,389
Crown Castle, Inc.
2.50%, 07/15/2031	1,775,000	1,503,625
3.25%, 01/15/2051	3,185,000	2,175,772
3.80%, 02/15/2028	3,560,000	3,429,045
DOC DR LLC
4.30%, 03/15/2027	1,590,000	1,568,529
Healthcare Realty Holdings LP
2.00%, 03/15/2031	1,905,000	1,540,545
Host Hotels & Resorts LP
4.00%, 06/15/2025	2,815,000	2,778,092
Iron Mountain, Inc.
7.00%, 02/15/2029*	600,000	616,462
RHP Hotel Properties LP/RHP Finance Corp.
6.50%, 04/01/2032*	100,000	101,130
7.25%, 07/15/2028*	200,000	206,504
Tanger Properties LP
3.13%, 09/01/2026	2,600,000	2,482,612
UDR, Inc.
2.95%, 09/01/2026	2,180,000	2,086,755
Welltower OP LLC
2.75%, 01/15/2032	5,300,000	4,564,741
4.00%, 06/01/2025	2,600,000	2,569,439
WP Carey, Inc.
2.40%, 02/01/2031	1,975,000	1,672,211
		36,712,301
Retail — 1.8%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	1,125,000	1,003,471
4.38%, 01/15/2028*	150,000	142,633
6.13%, 06/15/2029*	125,000	126,277
Academy, Ltd.
6.00%, 11/15/2027*	375,000	371,250
Advance Auto Parts, Inc.
1.75%, 10/01/2027	1,845,000	1,637,616
3.90%, 04/15/2030	2,450,000	2,259,784
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*	125,000	116,802
4.75%, 03/01/2030	125,000	117,459
5.00%, 02/15/2032*	275,000	253,421
Beacon Roofing Supply, Inc.
6.50%, 08/01/2030*	150,000	153,383
Costco Wholesale Corp.
1.60%, 04/20/2030	9,600,000	8,253,667
Foundation Building Materials, Inc.
6.00%, 03/01/2029*	675,000	604,919

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Gap, Inc.
3.63%, 10/01/2029*	$ 275,000	$ 240,376
Group 1 Automotive, Inc.
6.38%, 01/15/2030*	100,000	100,860
GYP Holdings III Corp.
4.63%, 05/01/2029*	575,000	542,793
Home Depot, Inc.
3.00%, 04/01/2026	3,075,000	2,996,097
3.25%, 04/15/2032	3,075,000	2,799,232
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/2027*	200,000	195,724
LCM Investments Holdings II LLC
8.25%, 08/01/2031*	475,000	498,155
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/2031*	275,000	249,611
5.88%, 03/01/2027	350,000	347,172
Tractor Supply Co.
1.75%, 11/01/2030	3,300,000	2,756,012
White Cap Buyer LLC
6.88%, 10/15/2028*	425,000	420,750
White Cap Parent LLC
8.25%, 03/15/2026*(1)	225,000	224,610
		26,412,074
Semiconductors — 2.3%
Broadcom, Inc.
3.14%, 11/15/2035*	3,440,000	2,838,769
3.42%, 04/15/2033*	3,000,000	2,648,591
3.75%, 02/15/2051*	960,000	733,627
Entegris, Inc.
4.75%, 04/15/2029*	100,000	96,480
5.95%, 06/15/2030*	625,000	623,543
Intel Corp.
5.15%, 02/21/2034	2,090,000	2,116,200
KLA Corp.
4.65%, 07/15/2032	4,190,000	4,185,264
Lam Research Corp.
3.75%, 03/15/2026	2,235,000	2,200,348
4.00%, 03/15/2029	3,790,000	3,716,524
Microchip Technology, Inc.
5.05%, 03/15/2029	1,570,000	1,587,473
Micron Technology, Inc.
2.70%, 04/15/2032	3,175,000	2,696,818
QUALCOMM, Inc.
1.65%, 05/20/2032	3,940,000	3,182,694
3.25%, 05/20/2027	6,589,000	6,376,928
Synaptics, Inc.
4.00%, 06/15/2029*	250,000	229,030
		33,232,289
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027	2,470,000	2,359,189
Software — 3.1%
Adobe, Inc.
2.15%, 02/01/2027	1,275,000	1,205,686
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	1,125,000	1,060,689
Capstone Borrower, Inc.
8.00%, 06/15/2030*	325,000	336,666
Security Description	Shares or Principal Amount	Value

Software (continued)
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029*	$ 175,000	$ 179,513
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	425,000	428,645
Clarivate Science Holdings Corp.
4.88%, 07/01/2029*	650,000	614,025
Cloud Software Group, Inc.
6.50%, 03/31/2029*	475,000	463,005
8.25%, 06/30/2032*	175,000	181,563
9.00%, 09/30/2029*	525,000	522,063
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026*	75,000	73,485
6.50%, 10/15/2028*	600,000	579,056
Dun & Bradstreet Corp.
5.00%, 12/15/2029*	500,000	474,477
Elastic NV
4.13%, 07/15/2029*	500,000	460,659
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028*	200,000	182,362
Microsoft Corp.
2.68%, 06/01/2060	8,870,000	5,596,511
Open Text Corp.
3.88%, 02/15/2028*	300,000	280,054
6.90%, 12/01/2027*	275,000	285,374
Open Text Holdings, Inc.
4.13%, 02/15/2030*	25,000	22,802
Oracle Corp.
3.60%, 04/01/2050	4,300,000	3,082,603
3.95%, 03/25/2051	3,000,000	2,278,596
6.15%, 11/09/2029	2,130,000	2,268,109
6.25%, 11/09/2032	2,850,000	3,076,532
ROBLOX Corp.
3.88%, 05/01/2030*	350,000	313,628
Rocket Software, Inc.
6.50%, 02/15/2029*	675,000	609,698
9.00%, 11/28/2028*	125,000	128,657
Roper Technologies, Inc.
2.95%, 09/15/2029	1,230,000	1,131,594
3.80%, 12/15/2026	1,225,000	1,197,609
3.85%, 12/15/2025	3,510,000	3,461,892
4.20%, 09/15/2028	955,000	937,636
Salesforce, Inc.
1.50%, 07/15/2028	172,000	153,994
1.95%, 07/15/2031	9,500,000	7,992,456
SS&C Technologies, Inc.
5.50%, 09/30/2027*	625,000	619,119
6.50%, 06/01/2032*	225,000	229,177
UKG, Inc.
6.88%, 02/01/2031*	650,000	668,092
VMware LLC
2.20%, 08/15/2031	5,885,000	4,915,144
		46,011,171
Telecommunications — 5.2%
AT&T, Inc.
1.70%, 03/25/2026	4,500,000	4,273,690
2.25%, 02/01/2032	2,300,000	1,915,763
2.55%, 12/01/2033	6,999,000	5,723,647
3.30%, 02/01/2052	6,265,000	4,296,335
3.50%, 06/01/2041	3,200,000	2,517,864
3.50%, 02/01/2061	1,673,000	1,131,478

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
3.80%, 12/01/2057	$ 4,261,000	$ 3,064,866
3.85%, 06/01/2060	2,125,000	1,531,051
5.15%, 03/15/2042	1,500,000	1,426,162
5.30%, 08/15/2058	1,875,000	1,699,994
6.38%, 03/01/2041	3,500,000	3,767,265
Corning, Inc.
4.75%, 03/15/2042	1,100,000	1,003,859
GoTo Group, Inc.
5.50%, 05/01/2028*	129,360	101,562
5.50%, 05/01/2028*	178,640	65,950
Rogers Communications, Inc.
4.55%, 03/15/2052	2,500,000	2,092,356
5.30%, 02/15/2034	3,175,000	3,182,222
T-Mobile USA, Inc.
2.25%, 11/15/2031	3,010,000	2,523,423
3.40%, 10/15/2052	8,000,000	5,609,163
5.15%, 04/15/2034	3,835,000	3,863,115
5.50%, 01/15/2055	2,050,000	2,025,462
Verizon Communications, Inc.
2.55%, 03/21/2031	3,570,000	3,092,857
3.40%, 03/22/2041	6,165,000	4,833,148
4.13%, 08/15/2046	5,545,000	4,623,486
4.50%, 08/10/2033	3,000,000	2,882,211
Viavi Solutions, Inc.
3.75%, 10/01/2029*	300,000	260,170
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031*	225,000	190,505
Vodafone Group PLC
4.13%, 05/30/2025	1,475,000	1,462,025
5.75%, 06/28/2054	6,775,000	6,723,739
		75,883,368
Transportation — 1.9%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	2,200,000	2,309,545
Canadian Pacific Railway Co.
3.00%, 12/02/2041	1,410,000	1,238,455
4.70%, 05/01/2048	2,710,000	2,398,085
7.13%, 10/15/2031	2,950,000	3,343,898
FedEx Corp.
3.10%, 08/05/2029	1,220,000	1,134,875
4.05%, 02/15/2048	1,320,000	1,048,007
Ryder System, Inc.
2.90%, 12/01/2026	3,000,000	2,876,912
Union Pacific Corp.
2.80%, 02/14/2032	7,275,000	6,441,772
2.97%, 09/16/2062	3,025,000	1,862,393
United Parcel Service, Inc.
3.05%, 11/15/2027	4,700,000	4,491,510
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/2032*	$ 200,000	$ 204,829
		27,350,281
Total Corporate Bonds & Notes (cost $1,423,541,990)		1,326,256,686
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 5.5%
U.S. Government — 5.5%
United States Treasury Bonds
4.25%, 02/15/2054	3,500,000	3,442,031
4.75%, 11/15/2053	14,000,000	14,942,812
United States Treasury Notes
3.25%, 08/31/2024	10,000,000	9,979,688
4.00%, 02/15/2034	12,000,000	11,949,375
4.13%, 11/15/2032	10,000,000	10,076,563
4.38%, 05/15/2034	30,000,000	30,768,750
Total U.S. Government & Agency Obligations (cost $80,730,454)		81,159,219
ESCROWS AND LITIGATION TRUSTS — 0.0%
Chesapeake Energy Corp. 7.00%, 10/01/2024†	650,000	9,750
Lehman Brothers Holdings, Inc. Class D 5.67% †(4)	30,000	300
Total Escrows and Litigation Trusts (cost $1,211,640)		10,050
TOTAL INVESTMENTS (cost $1,505,484,084)(5)	95.6%	1,407,425,955
Other assets less liabilities	4.4	65,421,653
NET ASSETS	100.0%	$1,472,847,608
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Federated Hermes Corporate Bond Portfolio has no right to demand registration of these securities. At July 31, 2024, the aggregate value of these securities was $195,144,068 representing 13.2% of net assets.
†	Non-income producing security
(1)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	Security in default of interest.
(3)	Company has filed for bankruptcy protection.
(4)	Securities classified as Level 3 (see Note 2).
(5)	See Note 4 for cost of investments on a tax basis.
DAC—Designated Activity Company

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$1,326,256,686	$—	$1,326,256,686
U.S. Government & Agency Obligations	—	81,159,219	—	81,159,219
Escrows and Litigation Trusts	—	9,750	300	10,050
Total Investments at Value	$—	$1,407,425,655	$300	$1,407,425,955
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.9%
Canada — 10.8%
Alimentation Couche-Tard, Inc.	69,593	$ 4,290,052
Brookfield Asset Management, Ltd., Class A	92,637	4,041,752
Canadian Pacific Kansas City, Ltd.	58,552	4,910,115
CGI, Inc.†	35,365	4,032,530
Constellation Software, Inc.	1,655	5,221,932
Thomson Reuters Corp.	23,443	3,799,204
Waste Connections, Inc.	21,241	3,777,733
		30,073,318
Denmark — 3.0%
Novo Nordisk A/S, Class B	62,671	8,304,125
France — 14.0%
Air Liquide SA	25,197	4,592,196
Capgemini SE	15,565	3,089,114
Cie de Saint-Gobain SA	47,518	4,072,792
Dassault Systemes SE	36,274	1,373,526
Hermes International SCA	2,180	4,761,872
L'Oreal SA	10,642	4,608,354
LVMH Moet Hennessy Louis Vuitton SE	8,880	6,258,728
Safran SA	21,653	4,748,166
Schneider Electric SE	22,557	5,427,118
		38,931,866
Germany — 3.6%
Heidelberg Materials AG	35,658	3,722,011
SAP SE	30,386	6,411,042
		10,133,053
India — 8.0%
Axis Bank, Ltd.	302,564	4,231,997
Bharti Airtel, Ltd.	256,483	4,593,000
HDFC Bank, Ltd.	240,711	4,641,750
ICICI Bank, Ltd.	322,694	4,703,279
Larsen & Toubro, Ltd.	88,477	4,050,485
		22,220,511
Indonesia — 1.5%
Bank Central Asia Tbk PT	6,737,340	4,277,143
Ireland — 2.8%
Kingspan Group PLC	42,663	3,982,226
Linde PLC	8,345	3,784,458
		7,766,684
Japan — 11.0%
Hitachi, Ltd.	226,640	4,898,247
Hoya Corp.	33,489	4,184,989
Keyence Corp.	11,205	4,874,513
Recruit Holdings Co., Ltd.	34,000	1,943,225
Shin-Etsu Chemical Co., Ltd.	109,220	4,879,905
Tokio Marine Holdings, Inc.	118,711	4,718,927
Tokyo Electron, Ltd.	25,127	5,073,441
		30,573,247
Jersey — 1.5%
Experian PLC	90,242	4,254,905
Netherlands — 7.3%
ASM International NV	5,837	4,025,232
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
ASML Holding NV	8,828	$ 8,109,415
Ferrari NV	8,927	3,672,804
Wolters Kluwer NV	26,305	4,412,289
		20,219,740
Sweden — 3.0%
Assa Abloy AB, Class B	125,436	3,811,251
Atlas Copco AB, Class A	251,750	4,474,050
		8,285,301
Switzerland — 5.4%
ABB, Ltd.	90,141	5,002,384
Cie Financiere Richemont SA, Class A	31,919	4,861,742
Holcim AG	44,199	4,136,631
Partners Group Holding AG	731	984,384
		14,985,141
Taiwan — 4.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	400,881	11,522,986
United Kingdom — 13.6%
3i Group PLC	104,896	4,213,064
Ashtead Group PLC	59,997	4,313,305
BAE Systems PLC	258,963	4,322,976
Compass Group PLC	140,626	4,328,482
InterContinental Hotels Group PLC	37,430	3,769,015
London Stock Exchange Group PLC	33,189	4,044,495
RELX PLC	104,572	4,933,590
Rolls-Royce Holdings PLC†	677,349	3,907,369
Sage Group PLC	282,791	3,945,200
		37,777,496
United States — 10.2%
Arthur J. Gallagher & Co.	13,791	3,909,611
Marsh & McLennan Cos., Inc.	17,645	3,927,248
Mastercard, Inc., Class A	8,909	4,131,192
MercadoLibre, Inc.†	2,407	4,017,042
Moody's Corp.	9,363	4,274,022
S&P Global, Inc.	8,481	4,110,995
Visa, Inc., Class A	15,275	4,058,109
		28,428,219
Total Common Stocks (cost $221,365,563)		277,753,735
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	2,082	0
TOTAL INVESTMENTS (cost $221,365,563)(2)	99.9%	277,753,735
Other assets less liabilities	0.1	194,513
NET ASSETS	100.0%	$277,948,248
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 4 for cost of investments on a tax basis.

Industry Allocation*
Semiconductors	10.4%
Commercial Services	10.1

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Industry Allocation*(continued)
Banks	6.4%
Software	6.1
Diversified Financial Services	5.8
Building Materials	5.7
Chemicals	4.8
Electronics	4.7
Aerospace/Defense	4.7
Insurance	4.5
Apparel	3.9
Machinery-Diversified	3.3
Retail	3.2
Pharmaceuticals	3.0
Computers	2.5
Electrical Components & Equipment	2.0
Private Equity	1.9
Transportation	1.8
Machinery-Construction & Mining	1.8
Cosmetics/Personal Care	1.7
Telecommunications	1.6
Food Service	1.6
Engineering & Construction	1.5
Internet	1.4
Media	1.4
Environmental Control	1.4
Lodging	1.4
Auto Manufacturers	1.3
99.9%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$30,073,318	$—	$—	$30,073,318
Ireland	3,784,458	3,982,226	—	7,766,684
United States	28,428,219	—	—	28,428,219
Other Countries	—	211,485,514	—	211,485,514
Warrants	—	—	0	0
Total Investments at Value	$62,285,995	$215,467,740	$0	$277,753,735
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Real Estate — 1.6%
CBRE Group, Inc., Class A†	38,300	$ 4,316,793
Apartment REITS — 14.3%
Camden Property Trust	2,600	287,950
Essex Property Trust, Inc.	36,813	10,247,267
Invitation Homes, Inc.	267,100	9,420,617
Mid-America Apartment Communities, Inc.	78,100	10,916,037
UDR, Inc.	184,900	7,408,943
		38,280,814
Diversified REITS — 16.6%
Crown Castle, Inc.	30,100	3,313,408
Digital Realty Trust, Inc.	75,800	11,331,342
Equinix, Inc.	31,600	24,971,584
Lamar Advertising Co., Class A	39,700	4,758,442
		44,374,776
Health Care REITS — 12.4%
Alexandria Real Estate Equities, Inc.	12,475	1,463,192
Omega Healthcare Investors, Inc.	86,200	3,137,680
Ventas, Inc.	301,745	16,426,998
Welltower, Inc.	108,564	12,077,745
		33,105,615
Hotel REITS — 3.2%
Ryman Hospitality Properties, Inc.	84,800	8,523,248
Manufactured Homes REITS — 3.4%
Equity LifeStyle Properties, Inc.	131,392	9,024,003
Office Property REITS — 1.4%
Douglas Emmett, Inc.	239,300	3,850,337
Regional Malls REITS — 2.5%
Tanger, Inc.	227,100	6,563,190
Security Description	Shares or Principal Amount	Value

Shopping Centers REITS — 7.2%
Federal Realty Investment Trust	12,000	$ 1,339,800
NETSTREIT Corp.	92,500	1,523,475
SITE Centers Corp.	627,600	9,696,420
Urban Edge Properties	329,800	6,694,940
		19,254,635
Single Tenant REITS — 6.8%
Agree Realty Corp.	26,500	1,827,705
Four Corners Property Trust, Inc.	335,700	9,110,898
NNN REIT, Inc.	161,700	7,258,713
		18,197,316
Storage REITS — 10.1%
CubeSmart	330,700	15,734,706
Extra Space Storage, Inc.	67,600	10,790,312
Public Storage	1,400	414,288
		26,939,306
Warehouse/Industrial REITS — 19.6%
Americold Realty Trust, Inc.	214,800	6,420,372
EastGroup Properties, Inc.	32,500	6,077,175
Lineage, Inc.†	14,800	1,300,624
Prologis, Inc.	253,460	31,948,633
Terreno Realty Corp.	95,580	6,538,628
		52,285,432
TOTAL INVESTMENTS (cost $234,267,475)(1)	99.1%	264,715,465
Other assets less liabilities	0.9	2,456,329
NET ASSETS	100.0%	$267,171,794
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$264,715,465	$—	$—	$264,715,465
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 40.8%
Aerospace/Defense — 1.1%
Embraer Netherlands Finance BV
5.40%, 02/01/2027	$ 1,000,000	$ 1,000,507
GE Capital International Funding Co. ULC
4.42%, 11/15/2035	1,000,000	949,856
General Dynamics Corp.
3.75%, 05/15/2028	2,000,000	1,951,469
General Electric Co.
5.88%, 01/14/2038	778,000	825,549
RTX Corp.
5.40%, 05/01/2035	1,000,000	1,031,048
		5,758,429
Agriculture — 0.6%
Altria Group, Inc.
5.95%, 02/14/2049	1,000,000	1,011,186
Philip Morris International, Inc.
5.38%, 02/15/2033	2,000,000	2,039,904
		3,051,090
Auto Manufacturers — 0.8%
Cummins, Inc.
4.88%, 10/01/2043	605,000	569,487
General Motors Co.
6.25%, 10/02/2043	1,000,000	1,017,766
General Motors Financial Co., Inc.
3.10%, 01/12/2032	2,000,000	1,722,109
4.35%, 01/17/2027	1,000,000	984,921
		4,294,283
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/2051	2,000,000	1,246,139
Banks — 5.6%
Bank of America Corp.
2.48%, 09/21/2036	2,500,000	2,051,417
3.82%, 01/20/2028	2,000,000	1,949,007
4.44%, 01/20/2048	963,000	852,149
Bank of New York Mellon Corp.
3.00%, 02/24/2025	928,000	916,295
Barclays PLC
5.20%, 05/12/2026	1,000,000	998,047
Citigroup, Inc.
4.13%, 07/25/2028	2,000,000	1,945,668
4.65%, 07/30/2045	750,000	677,250
Cooperatieve Rabobank UA
3.38%, 05/21/2025	1,264,000	1,245,989
Goldman Sachs Group, Inc.
3.50%, 04/01/2025	3,000,000	2,962,535
4.02%, 10/31/2038	1,000,000	875,413
6.75%, 10/01/2037	1,200,000	1,335,545
HSBC Holdings PLC
6.50%, 09/15/2037	793,000	848,867
JPMorgan Chase & Co.
4.01%, 04/23/2029	2,000,000	1,945,034
6.40%, 05/15/2038	999,000	1,138,899
Lloyds Bank PLC
3.50%, 05/14/2025	1,101,000	1,086,189
Morgan Stanley
2.48%, 09/16/2036	2,500,000	2,027,295
NatWest Group PLC
5.08%, 01/27/2030	1,000,000	1,001,212
Security Description	Shares or Principal Amount	Value

Banks (continued)
PNC Bank NA
4.05%, 07/26/2028	$ 1,000,000	$ 970,839
State Street Corp.
3.55%, 08/18/2025	844,000	831,765
US Bancorp
3.15%, 04/27/2027	1,000,000	962,262
Wells Fargo & Co.
3.55%, 09/29/2025	2,000,000	1,967,791
3.90%, 05/01/2045	1,311,000	1,073,581
		29,663,049
Beverages — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	1,000,000	977,100
4.90%, 02/01/2046	1,000,000	946,714
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 01/23/2049	1,500,000	1,543,076
Coca-Cola Co.
3.38%, 03/25/2027	2,000,000	1,952,471
		5,419,361
Biotechnology — 1.2%
Biogen, Inc.
2.25%, 05/01/2030	4,000,000	3,481,951
Gilead Sciences, Inc.
3.65%, 03/01/2026	2,000,000	1,963,467
5.65%, 12/01/2041	1,000,000	1,028,423
		6,473,841
Chemicals — 0.5%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	606,000	641,893
PPG Industries, Inc.
3.75%, 03/15/2028	2,000,000	1,939,270
		2,581,163
Commercial Services — 0.4%
S&P Global, Inc.
2.45%, 03/01/2027	2,000,000	1,896,402
Computers — 0.9%
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	2,000,000	2,045,198
International Business Machines Corp.
3.50%, 05/15/2029	2,000,000	1,903,072
4.25%, 05/15/2049	1,000,000	832,443
		4,780,713
Cosmetics/Personal Care — 0.6%
Procter & Gamble Co.
1.20%, 10/29/2030	2,000,000	1,667,648
1.95%, 04/23/2031	2,000,000	1,742,223
		3,409,871
Diversified Financial Services — 1.5%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	1,176,000	1,171,357
Capital One Financial Corp.
2.64%, 03/03/2026	2,000,000	1,965,233
3.20%, 02/05/2025	500,000	494,153
CME Group, Inc.
3.00%, 03/15/2025	680,000	671,553
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	1,143,000	1,126,226

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Mastercard, Inc.
2.95%, 06/01/2029	$ 2,000,000	$ 1,878,625
Visa, Inc.
4.30%, 12/14/2045	539,000	481,551
		7,788,698
Electric — 1.5%
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	1,000,000	764,656
Consolidated Edison Co. of New York, Inc.
4.50%, 05/15/2058	859,000	722,747
Constellation Energy Generation LLC
6.25%, 10/01/2039	200,000	214,510
DTE Electric Co.
3.70%, 03/15/2045	1,244,000	990,333
Duke Energy Corp.
5.00%, 08/15/2052	2,000,000	1,793,598
Duke Energy Florida LLC
3.40%, 10/01/2046	1,179,000	852,891
Northern States Power Co.
2.90%, 03/01/2050	1,000,000	660,276
Pacific Gas & Electric Co.
4.55%, 07/01/2030	2,000,000	1,935,508
		7,934,519
Food — 0.4%
Campbell Soup Co.
4.80%, 03/15/2048	600,000	534,605
Tyson Foods, Inc.
4.88%, 08/15/2034	1,523,000	1,477,728
		2,012,333
Gas — 0.7%
NiSource, Inc.
3.49%, 05/15/2027	2,000,000	1,931,809
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	1,000,000	944,131
Southern Co. Gas Capital Corp.
5.88%, 03/15/2041	915,000	947,404
		3,823,344
Healthcare-Products — 0.6%
Abbott Laboratories
2.95%, 03/15/2025	1,000,000	987,092
Medtronic, Inc.
4.63%, 03/15/2045	701,000	649,116
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	2,000,000	1,682,006
		3,318,214
Healthcare-Services — 1.6%
Elevance Health, Inc.
2.25%, 05/15/2030	2,000,000	1,750,954
5.50%, 10/15/2032	1,500,000	1,559,333
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	1,030,000	1,019,020
UnitedHealth Group, Inc.
3.85%, 06/15/2028	2,000,000	1,953,210
3.88%, 12/15/2028	2,500,000	2,437,805
		8,720,322
Security Description	Shares or Principal Amount	Value

Insurance — 0.2%
Aegon, Ltd.
5.50%, 04/11/2048	$ 500,000	$ 486,852
Allstate Corp. FRS
8.52%, (TSFR3M+3.20%), 08/15/2053	500,000	501,113
		987,965
Internet — 1.6%
Alibaba Group Holding, Ltd.
4.20%, 12/06/2047	1,000,000	820,254
4.50%, 11/28/2034	1,000,000	953,207
Alphabet, Inc.
2.25%, 08/15/2060	3,000,000	1,732,407
Amazon.com, Inc.
2.80%, 08/22/2024	3,000,000	2,995,313
4.25%, 08/22/2057	1,000,000	860,908
eBay, Inc.
3.45%, 08/01/2024	1,073,000	1,073,000
		8,435,089
Lodging — 0.5%
Marriott International, Inc.
2.85%, 04/15/2031	2,000,000	1,753,021
3.13%, 06/15/2026	1,000,000	968,155
		2,721,176
Media — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	1,000,000	946,041
6.83%, 10/23/2055	1,000,000	965,640
Comcast Corp.
3.90%, 03/01/2038	2,000,000	1,744,110
NBCUniversal Media LLC
4.45%, 01/15/2043	1,000,000	882,458
Paramount Global
4.20%, 06/01/2029	1,500,000	1,382,198
Time Warner Cable LLC
6.75%, 06/15/2039	1,000,000	990,323
		6,910,770
Mining — 0.5%
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	2,000,000	1,917,110
Southern Copper Corp.
5.25%, 11/08/2042	810,000	765,185
		2,682,295
Miscellaneous Manufacturing — 0.4%
Parker-Hannifin Corp.
4.25%, 09/15/2027	2,000,000	1,972,588
Oil & Gas — 1.2%
Chevron Corp.
2.95%, 05/16/2026	3,193,000	3,103,709
Devon Energy Corp.
7.95%, 04/15/2032	200,000	232,704
HollyFrontier Corp.
5.88%, 04/01/2026	250,000	251,185
Kerr-McGee Corp.
7.88%, 09/15/2031	200,000	215,222
Marathon Petroleum Corp.
6.50%, 03/01/2041	500,000	534,226
Shell International Finance BV
4.38%, 05/11/2045	1,000,000	881,273

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
6.38%, 12/15/2038	$ 1,000,000	$ 1,133,591
Valero Energy Corp.
7.50%, 04/15/2032	200,000	228,828
		6,580,738
Oil & Gas Services — 0.3%
Halliburton Co.
3.80%, 11/15/2025	834,000	822,547
7.45%, 09/15/2039	500,000	606,818
		1,429,365
Packaging & Containers — 0.4%
Berry Global, Inc.
1.57%, 01/15/2026	2,000,000	1,900,833
Pharmaceuticals — 1.8%
AbbVie, Inc.
3.20%, 11/21/2029	3,000,000	2,814,705
Allergan Funding SCS
4.55%, 03/15/2035	1,000,000	877,400
Becton Dickinson & Co.
3.73%, 12/15/2024	771,000	765,836
Cigna Group
4.38%, 10/15/2028	1,000,000	986,121
4.80%, 07/15/2046	800,000	719,138
CVS Health Corp.
5.13%, 07/20/2045	872,000	788,059
Evernorth Health, Inc.
4.50%, 02/25/2026	1,122,000	1,110,753
Johnson & Johnson
3.50%, 01/15/2048	1,134,000	897,050
Pfizer, Inc.
4.20%, 09/15/2048	844,000	722,253
		9,681,315
Pipelines — 3.1%
Enbridge, Inc.
3.13%, 11/15/2029	1,500,000	1,381,979
EnLink Midstream Partners LP
4.85%, 07/15/2026	2,000,000	1,975,863
Enterprise Products Operating LLC
5.10%, 02/15/2045	1,000,000	954,544
5.70%, 02/15/2042	1,000,000	1,024,106
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	300,000	339,958
Kinder Morgan, Inc.
3.60%, 02/15/2051	2,000,000	1,402,704
MPLX LP
4.00%, 03/15/2028	1,125,000	1,093,560
4.95%, 09/01/2032	2,000,000	1,958,460
Phillips 66 Partners LP
3.61%, 02/15/2025	2,101,000	2,077,244
TransCanada PipeLines, Ltd.
6.20%, 10/15/2037	1,500,000	1,587,923
Valero Energy Partners LP
4.50%, 03/15/2028	1,000,000	988,692
Williams Cos., Inc.
2.60%, 03/15/2031	2,000,000	1,729,908
		16,514,941
REITS — 1.5%
Boston Properties LP
2.45%, 10/01/2033	800,000	613,994
Security Description	Shares or Principal Amount	Value

REITS (continued)
Crown Castle, Inc.
4.45%, 02/15/2026	$ 1,180,000	$ 1,168,673
Sabra Health Care LP
3.20%, 12/01/2031	2,000,000	1,707,252
Simon Property Group LP
6.65%, 01/15/2054	2,000,000	2,270,991
Weyerhaeuser Co.
4.00%, 04/15/2030	2,000,000	1,915,588
		7,676,498
Retail — 3.8%
Costco Wholesale Corp.
1.60%, 04/20/2030	2,000,000	1,719,514
Dollar General Corp.
4.15%, 11/01/2025	1,154,000	1,139,188
Dollar Tree, Inc.
4.20%, 05/15/2028	2,000,000	1,954,770
Home Depot, Inc.
2.80%, 09/14/2027	2,000,000	1,903,526
3.50%, 09/15/2056	786,000	575,681
4.50%, 09/15/2032	2,000,000	1,989,613
Lowe's Cos., Inc.
4.05%, 05/03/2047	700,000	557,009
4.80%, 04/01/2026	2,000,000	1,998,619
5.00%, 04/15/2033	2,000,000	2,008,468
5.15%, 07/01/2033	1,000,000	1,015,885
McDonald's Corp.
3.50%, 07/01/2027	2,000,000	1,940,936
Target Corp.
6.50%, 10/15/2037	840,000	955,429
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	1,391,000	1,325,396
Walmart, Inc.
5.63%, 04/15/2041	939,000	1,013,222
		20,097,256
Semiconductors — 0.7%
NVIDIA Corp.
2.00%, 06/15/2031	2,000,000	1,722,653
QUALCOMM, Inc.
4.80%, 05/20/2045	2,000,000	1,898,099
		3,620,752
Software — 0.9%
Fiserv, Inc.
3.50%, 07/01/2029	1,000,000	945,813
Microsoft Corp.
3.70%, 08/08/2046	1,036,000	876,682
Oracle Corp.
2.65%, 07/15/2026	3,000,000	2,877,815
		4,700,310
Telecommunications — 2.1%
AT&T, Inc.
4.75%, 05/15/2046	1,000,000	893,192
6.00%, 08/15/2040	864,000	895,537
6.38%, 03/01/2041	710,000	764,217
T Mobile Usa, Inc.
1.50%, 02/15/2026	2,000,000	1,897,483
Verizon Communications, Inc.
1.45%, 03/20/2026	2,000,000	1,900,775
3.38%, 02/15/2025	2,500,000	2,477,994
3.70%, 03/22/2061	2,000,000	1,444,038

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Vodafone Group PLC
5.00%, 05/30/2038	$ 1,000,000	$ 978,657
		11,251,893
Toys/Games/Hobbies — 0.4%
Hasbro, Inc.
3.90%, 11/19/2029	2,000,000	1,887,203
Transportation — 0.9%
Canadian National Railway Co.
2.45%, 05/01/2050	1,000,000	619,190
CSX Corp.
3.80%, 03/01/2028	3,000,000	2,925,713
FedEx Corp.
3.10%, 08/05/2029	1,500,000	1,395,338
		4,940,241
Total Corporate Bonds & Notes (cost $233,031,920)		216,162,999
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 54.7%
U.S. Government — 52.7%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	9,000,000	5,727,696
1.25%, 05/15/2050	5,000,000	2,567,773
1.38%, 11/15/2040 to 08/15/2050	6,000,000	3,428,984
1.63%, 11/15/2050	2,000,000	1,132,656
1.75%, 08/15/2041	2,000,000	1,370,391
1.88%, 02/15/2041 to 11/15/2051	6,000,000	3,826,016
2.00%, 11/15/2041 to 08/15/2051	6,000,000	3,919,218
2.25%, 05/15/2041 to 02/15/2052	6,500,000	4,508,183
2.38%, 02/15/2042 to 05/15/2051	6,000,000	4,239,375
2.50%, 02/15/2046 to 05/15/2046	1,652,000	1,202,544
2.75%, 08/15/2042 to 11/15/2047	7,300,000	5,645,059
2.88%, 05/15/2043 to 05/15/2052	4,560,000	3,543,002
3.00%, 11/15/2044 to 02/15/2049	10,462,000	8,276,115
3.13%, 02/15/2043 to 05/15/2048	4,779,000	3,911,847
3.38%, 05/15/2044	1,498,000	1,286,173
3.63%, 08/15/2043 to 02/15/2044	2,102,000	1,878,643
3.75%, 11/15/2043	1,685,000	1,533,877
4.25%, 02/15/2054	1,700,000	1,671,844
4.38%, 02/15/2038 to 11/15/2039	3,000,000	3,073,750
4.50%, 05/15/2038	2,000,000	2,077,500
4.63%, 02/15/2040	2,015,000	2,109,611
4.75%, 02/15/2041	1,751,000	1,855,786
5.00%, 05/15/2037	2,000,000	2,181,641
5.38%, 02/15/2031	2,000,000	2,170,078
5.50%, 08/15/2028	2,000,000	2,122,031
United States Treasury Notes
0.25%, 07/31/2025 to 10/31/2025	7,000,000	6,663,859
0.38%, 11/30/2025 to 09/30/2027	12,100,000	11,112,864
0.50%, 02/28/2026 to 10/31/2027	16,000,000	14,548,593
0.63%, 07/31/2026 to 08/15/2030	23,600,000	20,496,773
0.75%, 03/31/2026 to 01/31/2028	15,000,000	13,856,094
0.88%, 06/30/2026 to 11/15/2030	7,500,000	6,645,723
1.00%, 07/31/2028	3,500,000	3,117,324
1.13%, 02/29/2028 to 02/15/2031	8,400,000	7,432,359
1.25%, 11/30/2026 to 08/15/2031	23,900,000	21,334,192
1.38%, 08/31/2026 to 11/15/2031	13,000,000	11,213,965
1.50%, 08/15/2026 to 02/15/2030	7,181,000	6,505,696
1.63%, 02/15/2026 to 05/15/2031	9,719,000	8,954,323
1.75%, 12/31/2026 to 11/15/2029	8,070,000	7,318,781
1.88%, 06/30/2026 to 02/15/2032	5,000,000	4,590,116
2.00%, 08/15/2025 to 11/15/2026	5,672,000	5,469,271
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
2.13%, 11/30/2024	$ 2,000,000	$ 1,979,687
2.25%, 11/15/2025 to 11/15/2027	12,742,000	12,202,504
2.38%, 04/30/2026 to 05/15/2029	4,500,000	4,250,782
2.63%, 02/15/2029 to 07/31/2029	4,700,000	4,432,512
2.75%, 08/31/2025 to 08/15/2032	6,000,000	5,713,711
2.88%, 04/30/2025 to 05/15/2032	8,500,000	8,137,522
3.13%, 11/15/2028	3,000,000	2,900,039
3.25%, 06/30/2029	2,000,000	1,937,969
3.38%, 05/15/2033	2,000,000	1,902,344
3.50%, 01/31/2030 to 02/15/2033	5,000,000	4,854,492
3.88%, 08/15/2033	2,000,000	1,973,750
4.00%, 02/15/2034	2,000,000	1,991,562
4.50%, 11/15/2033	2,000,000	2,068,750
		278,865,350
U.S. Government Agency — 2.0%
Federal Farm Credit Bank
4.13%, 12/12/2025	1,000,000	991,540
4.75%, 05/28/2026	1,755,000	1,766,284
Federal Home Loan Bank
1.50%, 08/15/2024	1,500,000	1,497,771
2.88%, 09/13/2024	1,000,000	997,060
4.25%, 12/10/2027	2,000,000	2,006,526
5.50%, 07/15/2036	2,000,000	2,231,330
Tennessee Valley Authority
4.88%, 01/15/2048	1,000,000	1,010,320
		10,500,831
Total U.S. Government & Agency Obligations (cost $316,629,867)		289,366,181
UNAFFILIATED INVESTMENT COMPANIES — 3.4%
iShares 10-20 Year Treasury Bond ETF	1,400	148,274
iShares 1-3 Year Treasury Bond ETF	44,300	3,647,662
iShares 20+ Year Treasury Bond ETF	14,200	1,346,302
iShares 3-7 Year Treasury Bond ETF	33,000	3,883,110
iShares 7-10 Year Treasury Bond ETF	9,900	951,093
iShares iBoxx $ Investment Grade Corporate Bond ETF	73,800	8,085,528
Total Unaffiliated Investment Companies (cost $21,078,686)		18,061,969
Total Long-Term Investment Securities (cost $570,740,473)		523,591,149
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 07/31/2024, to be repurchased 08/01/2024 in the amount of $1,496,290 and collateralized by $1,495,400 of United States Treasury Notes, bearing interest at 4.63% due 02/28/2026 and having an approximate value of $1,526,251 (cost $1,496,224)	1,496,224	1,496,224
TOTAL INVESTMENTS (cost $572,236,697)(1)	99.2%	525,087,373
Other assets less liabilities	0.8	4,127,957
NET ASSETS	100.0%	$529,215,330
(1)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund
FRS—Floating Rate Security
TSFR3M—Term Secured Overnight Financing Rate 3 Month
ULC—Unlimited Liability Corp.

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

The rates shown on FRS and/or VRS are the current interest rates at July 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$216,162,999	$—	$216,162,999
U.S. Government & Agency Obligations	—	289,366,181	—	289,366,181
Unaffiliated Investment Companies	18,061,969	—	—	18,061,969
Repurchase Agreements	—	1,496,224	—	1,496,224
Total Investments at Value	$18,061,969	$507,025,404	$—	$525,087,373
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 37.9%
Aerospace/Defense — 1.0%
General Dynamics Corp.
3.75%, 05/15/2028	$ 2,000,000	$ 1,951,469
RTX Corp.
3.50%, 03/15/2027	3,000,000	2,911,166
		4,862,635
Agriculture — 0.4%
Altria Group, Inc.
2.35%, 05/06/2025	2,000,000	1,954,110
Airlines — 0.6%
Southwest Airlines Co.
5.13%, 06/15/2027	3,000,000	3,013,097
Apparel — 0.2%
VF Corp.
2.95%, 04/23/2030	1,300,000	1,110,308
Auto Manufacturers — 0.4%
Honda Motor Co., Ltd.
2.53%, 03/10/2027	2,000,000	1,898,968
Auto Parts & Equipment — 0.5%
Lear Corp.
3.50%, 05/30/2030	1,500,000	1,383,030
3.80%, 09/15/2027	1,000,000	967,122
		2,350,152
Banks — 8.0%
Bank of America Corp.
2.48%, 09/21/2036	2,500,000	2,051,417
3.88%, 08/01/2025	1,200,000	1,185,924
Barclays PLC
3.65%, 03/16/2025	1,000,000	988,576
4.34%, 01/10/2028	2,000,000	1,956,028
BNP Paribas SA
4.25%, 10/15/2024	1,000,000	996,090
Citigroup, Inc.
2.52%, 11/03/2032	2,000,000	1,685,080
6.27%, 11/17/2033	2,000,000	2,142,101
Credit Suisse AG
3.63%, 09/09/2024	1,000,000	997,756
Deutsche Bank AG
3.74%, 01/07/2033	700,000	589,703
Discover Bank
2.70%, 02/06/2030	2,000,000	1,760,660
Goldman Sachs Group, Inc.
3.50%, 11/16/2026	2,000,000	1,943,246
HSBC Holdings PLC
6.16%, 03/09/2029	3,000,000	3,115,211
JPMorgan Chase & Co.
3.88%, 09/10/2024	1,000,000	998,229
5.72%, 09/14/2033	3,000,000	3,107,190
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/2026	800,000	786,490
Morgan Stanley
3.63%, 01/20/2027	1,000,000	976,312
4.00%, 07/23/2025	2,000,000	1,977,606
5.95%, 01/19/2038	2,000,000	2,043,071
Northern Trust Corp.
1.95%, 05/01/2030	2,000,000	1,733,688
3.95%, 10/30/2025	2,000,000	1,975,214
PNC Bank NA
2.95%, 02/23/2025	2,500,000	2,464,942
Security Description	Shares or Principal Amount	Value

Banks (continued)
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	$ 1,000,000	$ 957,920
Wells Fargo & Co.
3.00%, 02/19/2025	1,000,000	987,691
3.00%, 04/22/2026	1,000,000	969,184
3.55%, 09/29/2025	1,000,000	983,895
		39,373,224
Beverages — 0.3%
Coca-Cola Co.
2.25%, 01/05/2032	2,000,000	1,725,704
Biotechnology — 0.6%
Gilead Sciences, Inc.
3.50%, 02/01/2025	900,000	891,827
3.65%, 03/01/2026	2,000,000	1,963,467
		2,855,294
Chemicals — 0.9%
Air Products & Chemicals, Inc.
1.85%, 05/15/2027	2,000,000	1,861,225
2.05%, 05/15/2030	2,000,000	1,750,276
Dow Chemical Co.
4.80%, 11/30/2028	1,000,000	1,005,387
		4,616,888
Commercial Services — 1.1%
PayPal Holdings, Inc.
2.65%, 10/01/2026	2,000,000	1,917,799
Quanta Services, Inc.
2.90%, 10/01/2030	2,000,000	1,794,686
S&P Global, Inc.
2.70%, 03/01/2029	2,000,000	1,850,244
		5,562,729
Computers — 0.6%
Apple, Inc.
2.05%, 09/11/2026	2,000,000	1,903,116
3.35%, 02/09/2027	1,000,000	975,829
		2,878,945
Cosmetics/Personal Care — 1.1%
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	2,000,000	1,792,761
Procter & Gamble Co.
1.95%, 04/23/2031	2,000,000	1,742,223
Unilever Capital Corp.
1.75%, 08/12/2031	2,000,000	1,669,940
		5,204,924
Diversified Financial Services — 1.0%
American Express Co.
3.00%, 10/30/2024	2,000,000	1,987,428
Capital One Financial Corp.
3.30%, 10/30/2024	2,000,000	1,988,268
Visa, Inc.
3.15%, 12/14/2025	1,000,000	979,949
		4,955,645
Electric — 3.0%
Connecticut Light & Power Co.
3.20%, 03/15/2027	2,000,000	1,929,591
Dominion Energy, Inc.
3.90%, 10/01/2025	1,000,000	986,723

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
DTE Energy Co.
2.53%, 10/01/2024	$ 2,000,000	$ 1,988,934
Duke Energy Carolinas LLC
4.95%, 01/15/2033	2,000,000	2,021,475
Pacific Gas & Electric Co.
2.10%, 08/01/2027	3,000,000	2,752,333
4.55%, 07/01/2030	2,000,000	1,935,508
Sempra
3.25%, 06/15/2027	1,000,000	957,461
Southern California Edison Co.
5.95%, 11/01/2032	2,000,000	2,117,239
		14,689,264
Electronics — 0.4%
Honeywell International, Inc.
2.50%, 11/01/2026	2,000,000	1,914,129
Environmental Control — 0.2%
Republic Services, Inc.
2.50%, 08/15/2024	1,000,000	998,769
Food — 1.0%
General Mills, Inc.
3.20%, 02/10/2027	3,000,000	2,889,094
Kroger Co.
4.50%, 01/15/2029	2,000,000	1,993,781
		4,882,875
Gas — 0.8%
NiSource, Inc.
3.60%, 05/01/2030	2,000,000	1,878,909
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	1,000,000	944,132
Southern California Gas Co.
2.55%, 02/01/2030	1,000,000	896,621
		3,719,662
Healthcare-Products — 0.1%
Abbott Laboratories
3.75%, 11/30/2026	283,000	278,598
Healthcare-Services — 0.8%
Elevance Health, Inc.
5.50%, 10/15/2032	2,000,000	2,079,111
UnitedHealth Group, Inc.
3.85%, 06/15/2028	2,000,000	1,953,209
		4,032,320
Insurance — 0.4%
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	2,000,000	1,746,887
Internet — 0.9%
Alphabet, Inc.
2.00%, 08/15/2026	1,300,000	1,239,242
Amazon.com, Inc.
2.80%, 08/22/2024	1,200,000	1,198,125
Expedia Group, Inc.
3.80%, 02/15/2028	2,000,000	1,931,520
		4,368,887
Lodging — 0.2%
Marriott International, Inc.
3.13%, 06/15/2026	900,000	871,340
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 0.9%
John Deere Capital Corp.
2.80%, 09/08/2027	$ 1,500,000	$ 1,425,899
2.80%, 07/18/2029	1,000,000	926,822
Otis Worldwide Corp.
2.57%, 02/15/2030	2,500,000	2,231,929
		4,584,650
Mining — 0.6%
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	1,000,000	996,420
Newmont Corp.
2.25%, 10/01/2030	2,000,000	1,749,629
		2,746,049
Miscellaneous Manufacturing — 0.8%
3M Co.
2.38%, 08/26/2029	2,000,000	1,791,838
GE Capital Funding LLC
4.40%, 05/15/2030	2,000,000	1,957,798
		3,749,636
Oil & Gas — 2.2%
Diamondback Energy, Inc.
3.13%, 03/24/2031	4,000,000	3,591,362
Pioneer Natural Resources Co.
1.90%, 08/15/2030	4,000,000	3,437,373
Shell International Finance BV
3.25%, 05/11/2025	2,000,000	1,972,015
Valero Energy Corp.
4.00%, 04/01/2029	2,000,000	1,937,814
		10,938,564
Pharmaceuticals — 1.4%
AbbVie, Inc.
3.60%, 05/14/2025	800,000	789,961
Allergan Funding SCS
3.80%, 03/15/2025	600,000	588,609
AstraZeneca PLC
1.38%, 08/06/2030	2,000,000	1,675,157
Bristol-Myers Squibb Co.
3.45%, 11/15/2027	1,000,000	965,755
CVS Health Corp.
4.30%, 03/25/2028	2,000,000	1,960,778
Johnson & Johnson
2.45%, 03/01/2026	1,000,000	969,365
		6,949,625
Pipelines — 0.4%
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025	200,000	199,849
Williams Cos., Inc.
2.60%, 03/15/2031	2,000,000	1,729,908
		1,929,757
REITS — 0.4%
Crown Castle, Inc.
3.30%, 07/01/2030	2,000,000	1,824,261
UDR, Inc.
2.10%, 08/01/2032	355,000	284,290
		2,108,551
Retail — 2.5%
Costco Wholesale Corp.
1.60%, 04/20/2030	2,000,000	1,719,514

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Home Depot, Inc.
3.90%, 12/06/2028	$ 2,000,000	$ 1,963,613
4.50%, 09/15/2032	2,000,000	1,989,613
Target Corp.
3.38%, 04/15/2029	2,000,000	1,917,325
Walmart, Inc.
2.65%, 12/15/2024	1,000,000	990,387
3.70%, 06/26/2028	2,000,000	1,971,114
4.10%, 04/15/2033	2,000,000	1,953,836
		12,505,402
Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.88%, 01/15/2027	1,000,000	980,299
QUALCOMM, Inc.
3.45%, 05/20/2025	700,000	691,062
		1,671,361
Software — 1.9%
Microsoft Corp.
3.13%, 11/03/2025	1,300,000	1,276,295
3.30%, 02/06/2027	2,000,000	1,953,877
Oracle Corp.
1.65%, 03/25/2026	2,000,000	1,897,524
2.65%, 07/15/2026	900,000	863,344
Roper Technologies, Inc.
1.75%, 02/15/2031	2,000,000	1,648,784
Workday, Inc.
3.70%, 04/01/2029	2,000,000	1,913,860
		9,553,684
Telecommunications — 1.7%
Sprint LLC
7.63%, 03/01/2026	2,200,000	2,259,807
T-Mobile USA, Inc.
3.75%, 04/15/2027	1,000,000	974,663
Verizon Communications, Inc.
1.45%, 03/20/2026	2,000,000	1,900,775
Vodafone Group PLC
4.13%, 05/30/2025	1,000,000	991,203
4.38%, 05/30/2028	2,000,000	1,998,145
		8,124,593
Transportation — 0.3%
FedEx Corp.
3.40%, 02/15/2028	1,500,000	1,442,257
Total Corporate Bonds & Notes (cost $193,765,213)		186,169,483
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 57.4%
U.S. Government — 53.7%
United States Treasury Bonds
1.75%, 08/15/2041	1,000,000	685,195
5.25%, 02/15/2029	1,000,000	1,057,148
5.38%, 02/15/2031	1,000,000	1,085,039
6.00%, 02/15/2026	1,000,000	1,025,938
6.25%, 05/15/2030	1,500,000	1,677,070
6.50%, 11/15/2026	1,500,000	1,589,121
United States Treasury Notes
0.25%, 08/31/2025 to 10/31/2025	5,000,000	4,755,782
0.38%, 11/30/2025 to 09/30/2027	9,000,000	8,343,086
0.50%, 02/28/2026 to 10/31/2027	9,000,000	8,194,727
0.63%, 07/31/2026 to 08/15/2030	15,000,000	13,012,461
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
0.75%, 03/31/2026 to 01/31/2028	$10,000,000	$ 9,200,079
0.88%, 06/30/2026 to 11/15/2030	5,500,000	4,931,172
1.00%, 07/31/2028	2,000,000	1,781,328
1.13%, 10/31/2026 to 02/15/2031	13,000,000	11,659,492
1.25%, 11/30/2026 to 08/15/2031	23,200,000	20,638,328
1.38%, 08/31/2026 to 11/15/2031	19,000,000	16,368,770
1.50%, 08/15/2026 to 02/15/2030	7,500,000	6,858,145
1.63%, 02/15/2026 to 05/15/2031	13,000,000	11,944,360
1.75%, 12/31/2026 to 11/15/2029	4,900,000	4,465,363
1.88%, 06/30/2026 to 02/15/2032	14,000,000	12,580,195
2.00%, 08/15/2025 to 11/15/2026	2,600,000	2,503,546
2.13%, 05/15/2025 to 05/31/2026	2,300,000	2,233,969
2.25%, 11/15/2025 to 11/15/2027	7,100,000	6,786,144
2.38%, 04/30/2026 to 05/15/2029	5,300,000	5,005,583
2.50%, 02/28/2026 to 03/31/2027	2,600,000	2,502,852
2.63%, 04/15/2025 to 07/31/2029	11,800,000	11,368,165
2.75%, 08/31/2025 to 08/15/2032	11,000,000	10,506,016
2.88%, 04/30/2025 to 05/15/2032	16,500,000	15,949,769
3.00%, 09/30/2025 to 10/31/2025	3,000,000	2,942,851
3.13%, 08/31/2027 to 08/31/2029	5,000,000	4,842,109
3.25%, 06/30/2027 to 06/30/2029	4,000,000	3,893,750
3.38%, 05/15/2033	2,000,000	1,902,344
3.50%, 09/15/2025 to 02/15/2033	11,500,000	11,246,641
3.63%, 05/15/2026 to 03/31/2030	4,500,000	4,434,707
3.75%, 04/15/2026 to 12/31/2030	9,500,000	9,399,980
3.88%, 01/15/2026 to 08/15/2033	8,800,000	8,723,261
4.00%, 02/15/2026 to 02/15/2034	6,000,000	5,970,156
4.13%, 10/31/2027 to 11/15/2032	3,000,000	3,017,968
4.50%, 03/31/2026 to 11/15/2033	6,000,000	6,091,016
4.63%, 04/30/2031	1,500,000	1,558,125
4.88%, 05/31/2026	1,300,000	1,311,984
		264,043,735
U.S. Government Agency — 3.7%
Federal Farm Credit Bank
0.90%, 06/15/2026	1,500,000	1,406,248
1.50%, 03/30/2028	2,000,000	1,822,124
Federal Home Loan Bank
0.83%, 02/10/2027	2,000,000	1,835,596
1.50%, 08/15/2024	3,000,000	2,995,542
2.50%, 12/10/2027	2,000,000	1,897,872
2.88%, 09/13/2024	1,000,000	997,060
3.25%, 06/09/2028 to 11/16/2028	4,000,000	3,885,357
Federal National Mtg. Assoc.
0.88%, 12/18/2026	3,850,000	3,553,505
		18,393,304
Total U.S. Government & Agency Obligations (cost $292,693,835)		282,437,039
UNAFFILIATED INVESTMENT COMPANIES — 3.4%
iShares 1-3 Year Treasury Bond ETF	58,000	4,775,720
iShares 3-7 Year Treasury Bond ETF	42,200	4,965,674
iShares 7-10 Year Treasury Bond ETF	12,200	1,172,054
iShares iBoxx $ Investment Grade Corporate Bond ETF	53,000	5,806,680
Total Unaffiliated Investment Companies (cost $18,601,008)		16,720,128
Total Long-Term Investment Securities (cost $505,060,056)		485,326,650

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 07/31/2024, to be repurchased 08/01/2024 in the amount of $2,191,393 and collateralized by $2,190,100 of United States Treasury Notes, bearing interest at 4.63% due 02/28/2026 and having an approximate value of $2,235,294
(cost $2,191,295)	$ 2,191,295	$ 2,191,295
TOTAL INVESTMENTS (cost $507,251,351)(1)	99.1%	487,517,945
Other assets less liabilities	0.9	4,204,113
NET ASSETS	100.0%	$491,722,058
(1)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$186,169,483	$—	$186,169,483
U.S. Government & Agency Obligations	—	282,437,039	—	282,437,039
Unaffiliated Investment Companies	16,720,128	—	—	16,720,128
Repurchase Agreements	—	2,191,295	—	2,191,295
Total Investments at Value	$16,720,128	$470,797,817	$—	$487,517,945
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Advertising — 0.3%
Interpublic Group of Cos., Inc.	49,100	$ 1,579,547
Omnicom Group, Inc.	27,400	2,686,296
		4,265,843
Aerospace/Defense — 3.2%
L3Harris Technologies, Inc.	23,400	5,309,226
Lockheed Martin Corp.	29,700	16,095,024
RTX Corp.	162,000	19,033,380
		40,437,630
Agriculture — 2.8%
Altria Group, Inc.	224,500	11,002,745
Bunge Global SA	11,200	1,178,576
Philip Morris International, Inc.	203,200	23,400,512
		35,581,833
Airlines — 0.4%
Delta Air Lines, Inc.	84,400	3,630,888
United Airlines Holdings, Inc.†	43,000	1,953,060
		5,583,948
Apparel — 0.4%
Crocs, Inc.†	7,900	1,061,523
Levi Strauss & Co., Class A	4,992	91,503
Ralph Lauren Corp.	5,300	930,627
Skechers USA, Inc., Class A†	17,300	1,126,749
Tapestry, Inc.	30,100	1,206,709
		4,417,111
Auto Manufacturers — 2.0%
Cummins, Inc.	17,900	5,223,220
Ford Motor Co.	528,300	5,716,206
General Motors Co.	156,500	6,936,080
PACCAR, Inc.	68,500	6,758,210
		24,633,716
Auto Parts & Equipment — 0.2%
Allison Transmission Holdings, Inc.	11,500	1,018,785
Gentex Corp.	28,600	888,316
		1,907,101
Banks — 17.3%
Bank of America Corp.	884,000	35,634,040
Bank of New York Mellon Corp.	92,400	6,012,468
Citigroup, Inc.	201,300	13,060,344
Citizens Financial Group, Inc.	51,500	2,197,505
Commerce Bancshares, Inc.	14,600	944,766
Cullen/Frost Bankers, Inc.	6,000	702,360
East West Bancorp, Inc.	15,700	1,379,873
Fifth Third Bancorp	62,400	2,642,016
First Citizens BancShares, Inc., Class A	1,500	3,131,535
Goldman Sachs Group, Inc.	37,200	18,935,916
Huntington Bancshares, Inc.	163,900	2,450,305
JPMorgan Chase & Co.	322,000	68,521,600
KeyCorp	62,400	1,006,512
M&T Bank Corp.	15,400	2,651,418
Morgan Stanley	185,400	19,135,134
Northern Trust Corp.	23,100	2,047,815
PNC Financial Services Group, Inc.	45,000	8,149,500
Regions Financial Corp.	103,600	2,317,532
State Street Corp.	38,400	3,262,848
Security Description	Shares or Principal Amount	Value

Banks (continued)
Webster Financial Corp.	19,400	$ 962,628
Wells Fargo & Co.	394,000	23,379,960
		218,526,075
Beverages — 0.1%
Coca-Cola Consolidated, Inc.	1,100	1,260,479
Biotechnology — 0.2%
Bio-Rad Laboratories, Inc., Class A†	3,100	1,048,916
United Therapeutics Corp.†	5,800	1,817,082
		2,865,998
Building Materials — 1.3%
Builders FirstSource, Inc.†	16,400	2,744,868
Eagle Materials, Inc.	4,400	1,198,120
Fortune Brands Innovations, Inc.	15,400	1,244,474
Johnson Controls International PLC	71,200	5,093,648
Masco Corp.	35,700	2,779,245
Owens Corning	13,800	2,572,044
UFP Industries, Inc.	8,100	1,068,633
		16,701,032
Chemicals — 1.3%
Celanese Corp.	12,400	1,750,260
CF Industries Holdings, Inc.	20,700	1,581,273
Dow, Inc.	91,900	5,005,793
Eastman Chemical Co.	15,400	1,591,282
LyondellBasell Industries NV, Class A	42,600	4,236,996
PPG Industries, Inc.	14,000	1,777,720
		15,943,324
Commercial Services — 1.7%
ADT, Inc.	105,700	822,346
Corpay, Inc.†	7,900	2,305,378
H&R Block, Inc.	18,300	1,060,302
PayPal Holdings, Inc.†	118,300	7,781,774
Service Corp. International	23,500	1,877,885
U-Haul Holding Co. †	1,900	126,901
U-Haul Holding Co. (Non-Voting)	25,800	1,644,234
United Rentals, Inc.	8,200	6,208,220
		21,827,040
Computers — 2.8%
CACI International, Inc., Class A†	1,800	830,664
Cognizant Technology Solutions Corp., Class A	65,000	4,919,200
Hewlett Packard Enterprise Co.	175,200	3,488,232
HP, Inc.	175,000	6,315,750
International Business Machines Corp.	88,500	17,004,390
Leidos Holdings, Inc.	17,647	2,548,227
Science Applications International Corp.	4,900	609,560
		35,716,023
Distribution/Wholesale — 0.1%
WESCO International, Inc.	6,600	1,154,670
Diversified Financial Services — 4.7%
Ally Financial, Inc.	31,600	1,422,316
American Express Co.	80,900	20,470,936
Ameriprise Financial, Inc.	12,000	5,160,840
Apollo Global Management, Inc.	64,400	8,069,964
Capital One Financial Corp.	39,800	6,025,720
Discover Financial Services	30,100	4,334,099
Jefferies Financial Group, Inc.	27,500	1,607,925
LPL Financial Holdings, Inc.	8,400	1,860,768
Raymond James Financial, Inc.	23,400	2,714,400

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
SEI Investments Co.	14,800	$ 1,004,032
Stifel Financial Corp.	11,600	1,028,572
Synchrony Financial	48,100	2,442,999
T. Rowe Price Group, Inc.	25,300	2,889,513
		59,032,084
Electric — 4.1%
CenterPoint Energy, Inc.	47,400	1,315,350
Consolidated Edison, Inc.	45,200	4,407,904
Dominion Energy, Inc.	109,600	5,859,216
Duke Energy Corp.	100,900	11,025,343
Edison International	37,600	3,008,376
Evergy, Inc.	30,100	1,745,800
NRG Energy, Inc.	27,300	2,052,141
OGE Energy Corp.	26,200	1,015,774
Pinnacle West Capital Corp.	14,800	1,266,732
PPL Corp.	96,500	2,867,980
Public Service Enterprise Group, Inc.	70,900	5,655,693
Sempra	69,700	5,580,182
Southern Co.	64,800	5,412,096
		51,212,587
Electrical Components & Equipment — 0.1%
Acuity Brands, Inc.	4,100	1,030,535
Electronics — 0.3%
Allegion PLC	10,800	1,477,548
Arrow Electronics, Inc.†	10,000	1,236,900
TD SYNNEX Corp.	11,200	1,334,704
		4,049,152
Environmental Control — 0.1%
Pentair PLC	18,000	1,581,660
Food — 2.1%
Campbell Soup Co.	39,000	1,827,540
Conagra Brands, Inc.	62,500	1,895,000
General Mills, Inc.	69,700	4,679,658
Ingredion, Inc.	8,600	1,069,582
Kellanova	44,700	2,599,305
Kraft Heinz Co.	137,300	4,834,333
Kroger Co.	78,700	4,289,150
Sysco Corp.	65,100	4,989,915
		26,184,483
Forest Products & Paper — 0.1%
International Paper Co.	36,100	1,677,928
Hand/Machine Tools — 0.3%
Regal Rexnord Corp.	8,700	1,397,916
Snap-on, Inc.	6,900	1,980,507
		3,378,423
Healthcare-Products — 1.4%
Medtronic PLC	167,700	13,469,664
Teleflex, Inc.	6,100	1,347,612
Zimmer Biomet Holdings, Inc.	26,900	2,995,315
		17,812,591
Healthcare-Services — 4.0%
Centene Corp.†	60,400	4,645,968
DaVita, Inc.†	10,900	1,489,158
Elevance Health, Inc.	33,400	17,769,802
HCA Healthcare, Inc.	45,400	16,482,470
Labcorp Holdings, Inc.	12,000	2,585,280
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Molina Healthcare, Inc.†	4,000	$ 1,365,080
Quest Diagnostics, Inc.	17,800	2,532,940
Tenet Healthcare Corp.†	11,100	1,661,670
Universal Health Services, Inc., Class B	10,500	2,244,480
		50,776,848
Home Builders — 1.9%
D.R. Horton, Inc.	49,100	8,834,563
Lennar Corp., Class A	35,400	6,263,322
NVR, Inc.†	420	3,615,142
PulteGroup, Inc.	35,500	4,686,000
Toll Brothers, Inc.	6,600	941,886
		24,340,913
Household Products/Wares — 0.4%
Kimberly-Clark Corp.	38,100	5,145,405
Insurance — 6.5%
Aflac, Inc.	72,800	6,943,664
American Financial Group, Inc.	9,500	1,244,120
Arch Capital Group, Ltd.†	41,400	3,965,292
Assurant, Inc.	5,800	1,014,246
Chubb, Ltd.	47,400	13,066,284
Cincinnati Financial Corp.	17,700	2,311,974
Equitable Holdings, Inc.	45,400	1,979,894
Fidelity National Financial, Inc.	30,900	1,712,169
Hartford Financial Services Group, Inc.	37,600	4,170,592
Loews Corp.	27,600	2,206,620
Markel Group, Inc.†	1,090	1,786,346
MetLife, Inc.	94,700	7,277,695
Old Republic International Corp.	33,300	1,152,846
Primerica, Inc.	3,900	981,903
Principal Financial Group, Inc.	27,400	2,233,374
Progressive Corp.	28,700	6,145,244
Prudential Financial, Inc.	41,400	5,188,248
Reinsurance Group of America, Inc.	7,000	1,578,010
Travelers Cos., Inc.	49,000	10,605,560
Unum Group	21,700	1,248,401
W.R. Berkley Corp.	43,600	2,403,668
Willis Towers Watson PLC	11,600	3,274,448
		82,490,598
Internet — 0.8%
eBay, Inc.	65,600	3,648,016
Expedia Group, Inc.†	16,600	2,119,322
F5, Inc.†	7,700	1,568,028
Gen Digital, Inc.	81,800	2,125,982
Robinhood Markets, Inc., Class A†	45,500	935,935
		10,397,283
Iron/Steel — 1.2%
Cleveland-Cliffs, Inc.†	53,800	825,830
Commercial Metals Co.	4,900	294,490
Nucor Corp.	39,200	6,387,248
Reliance, Inc.	7,700	2,345,112
Steel Dynamics, Inc.	27,400	3,650,228
United States Steel Corp.	25,600	1,051,904
		14,554,812
Lodging — 0.1%
MGM Resorts International†	41,000	1,761,770

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Construction & Mining — 1.8%
Caterpillar, Inc.	64,000	$ 22,156,800
Oshkosh Corp.	8,500	923,525
		23,080,325
Machinery-Diversified — 1.2%
Deere & Co.	30,500	11,345,390
Dover Corp.	14,400	2,653,344
Middleby Corp.†	5,700	772,806
		14,771,540
Media — 1.7%
Comcast Corp., Class A	482,900	19,929,283
Fox Corp., Class A	44,700	1,700,388
		21,629,671
Metal Fabricate/Hardware — 0.1%
Timken Co.	6,500	565,175
Miscellaneous Manufacturing — 0.2%
Textron, Inc.	29,400	2,731,260
Oil & Gas — 7.4%
Chevron Corp.	195,100	31,307,697
ConocoPhillips	137,000	15,234,400
Devon Energy Corp.	78,100	3,673,043
EOG Resources, Inc.	78,700	9,979,160
Marathon Oil Corp.	76,800	2,154,240
Marathon Petroleum Corp.	46,100	8,160,622
Occidental Petroleum Corp.	109,500	6,659,790
Phillips 66	55,500	8,074,140
Range Resources Corp.	25,800	805,734
Valero Energy Corp.	43,400	7,018,648
		93,067,474
Oil & Gas Services — 0.3%
Baker Hughes Co.	91,900	3,558,368
NOV, Inc.	26,600	553,812
		4,112,180
Packaging & Containers — 0.5%
Amcor PLC	189,000	1,990,170
Berry Global Group, Inc.	13,500	887,220
Crown Holdings, Inc.	17,900	1,587,730
Graphic Packaging Holding Co.	40,100	1,207,010
		5,672,130
Pharmaceuticals — 9.3%
AbbVie, Inc.	230,800	42,771,856
Cardinal Health, Inc.	31,800	3,206,394
Cencora, Inc.	27,500	6,541,700
Cigna Group	37,200	12,970,524
Henry Schein, Inc.†	16,700	1,201,398
Johnson & Johnson	221,000	34,884,850
McKesson Corp.	21,700	13,389,334
Viatris, Inc.	155,700	1,877,742
		116,843,798
Pipelines — 1.4%
Antero Midstream Corp.	59,400	852,984
Cheniere Energy, Inc.	30,000	5,479,200
Kinder Morgan, Inc.	290,500	6,138,265
Williams Cos., Inc.	111,700	4,796,398
		17,266,847
Security Description	Shares or Principal Amount	Value

Private Equity — 0.2%
Carlyle Group, Inc.	40,700	$ 2,024,418
Retail — 5.3%
AutoNation, Inc.†	10,000	1,907,200
AutoZone, Inc.†	2,000	6,267,380
Bath & Body Works, Inc.	29,200	1,073,100
Best Buy Co., Inc.	28,200	2,439,864
BJ's Wholesale Club Holdings, Inc.†	8,200	721,272
CarMax, Inc.†	20,400	1,722,576
Darden Restaurants, Inc.	14,700	2,150,463
Dick's Sporting Goods, Inc.	3,900	843,765
Dillard's, Inc., Class A	1,500	597,885
Dollar General Corp.	27,200	3,274,608
Dollar Tree, Inc.†	26,600	2,775,444
Genuine Parts Co.	18,200	2,677,402
Lowe's Cos., Inc.	98,300	24,133,633
Murphy USA, Inc.	2,400	1,211,808
Penske Automotive Group, Inc.	8,900	1,549,579
Target Corp.	60,500	9,099,805
Ulta Beauty, Inc.†	5,900	2,152,851
Williams-Sonoma, Inc.	14,400	2,227,392
		66,826,027
Semiconductors — 0.6%
Amkor Technology, Inc.	27,900	911,214
Microchip Technology, Inc.	49,600	4,403,488
Skyworks Solutions, Inc.	17,400	1,976,988
		7,291,690
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	5,100	1,427,898
Software — 0.8%
Fiserv, Inc.†	55,100	9,012,707
Twilio, Inc., Class A†	19,400	1,147,122
		10,159,829
Telecommunications — 3.5%
AT&T, Inc.	936,800	18,033,400
Corning, Inc.	92,800	3,712,928
Verizon Communications, Inc.	549,900	22,281,948
		44,028,276
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	18,200	1,173,172
Transportation — 1.5%
CSX Corp.	255,500	8,968,050
FedEx Corp.	31,900	9,641,775
		18,609,825
Total Common Stocks (cost $931,095,512)		1,237,530,430
UNAFFILIATED INVESTMENT COMPANIES — 1.3%
iShares Russell 1000 Value ETF (cost $16,701,435)	92,700	17,000,253
Total Long-Term Investment Securities (cost $947,796,947)		1,254,530,683

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(1) (cost $6,811,251)	6,811,251	$ 6,811,251
TOTAL INVESTMENTS (cost $954,608,198)(2)	100.1%	1,261,341,934
Other assets less liabilities	(0.1)	(763,470)
NET ASSETS	100.0%	$1,260,578,464
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2024.
(2)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,237,530,430	$—	$—	$1,237,530,430
Unaffiliated Investment Companies	17,000,253	—	—	17,000,253
Short-Term Investments	6,811,251	—	—	6,811,251
Total Investments at Value	$1,261,341,934	$—	$—	$1,261,341,934
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Aerospace/Defense — 4.0%
Melrose Industries PLC	374,531	$ 2,830,863
QinetiQ Group PLC	1,571,775	9,749,615
		12,580,478
Apparel — 0.7%
Dr. Martens PLC	1,059,279	964,679
PVH Corp.	12,043	1,228,266
		2,192,945
Banks — 16.8%
Atlantic Union Bankshares Corp.	66,681	2,753,258
Camden National Corp.	55,507	2,313,532
Columbia Banking System, Inc.	335,068	8,765,379
First Bancorp	88,013	3,678,943
First Commonwealth Financial Corp.	167,052	3,020,300
First Interstate BancSystem, Inc., Class A	257,644	8,133,821
German American Bancorp, Inc.	76,038	2,991,335
Peoples Bancorp, Inc.	90,979	3,026,871
Sandy Spring Bancorp, Inc.	43,866	1,343,616
Seacoast Banking Corp. of Florida	137,110	3,817,142
SouthState Corp.	95,608	9,462,324
TriCo Bancshares	74,156	3,450,479
		52,757,000
Building Materials — 2.5%
Louisiana-Pacific Corp.	21,023	2,063,618
UFP Industries, Inc.	44,336	5,849,248
		7,912,866
Chemicals — 4.3%
Ashland, Inc.	4,143	400,421
Avient Corp.	115,309	5,216,579
Elementis PLC	2,885,495	5,943,179
Olin Corp.	7,339	334,732
Tronox Holdings PLC	96,696	1,562,607
		13,457,518
Commercial Services — 4.9%
Babcock International Group PLC	223,215	1,527,505
Colliers International Group, Inc.	16,286	2,193,236
Herc Holdings, Inc.	3,441	536,245
Kforce, Inc.	52,135	3,621,818
WillScot Mobile Mini Holdings Corp.†	180,593	7,404,313
		15,283,117
Computers — 0.5%
Lumentum Holdings, Inc.†	32,955	1,706,410
Diversified Financial Services — 2.7%
Bread Financial Holdings, Inc.	65,286	3,563,310
Piper Sandler Cos.	4,255	1,162,806
Victory Capital Holdings, Inc., Class A	72,591	3,803,043
		8,529,159
Electric — 1.9%
Black Hills Corp.	24,781	1,463,318
IDACORP, Inc.	45,462	4,443,911
		5,907,229
Electrical Components & Equipment — 0.3%
Insteel Industries, Inc.	31,262	1,070,724
Electronics — 6.2%
Atmus Filtration Technologies, Inc.	9,955	307,012
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Benchmark Electronics, Inc.	89,052	$ 4,262,919
Coherent Corp.†	36,068	2,513,218
CTS Corp.	2,627	128,408
Knowles Corp.†	418,356	7,643,364
Sanmina Corp.†	60,525	4,559,349
		19,414,270
Energy-Alternate Sources — 0.5%
Green Plains, Inc.†	85,194	1,510,490
Engineering & Construction — 2.6%
John Wood Group PLC†	731,360	1,921,413
Primoris Services Corp.	112,096	6,330,061
		8,251,474
Food — 1.9%
Glanbia PLC	300,436	6,006,115
Hand/Machine Tools — 2.1%
Regal Rexnord Corp.	40,543	6,514,449
Healthcare-Products — 1.2%
Envista Holdings Corp.†	87,663	1,496,407
Integer Holdings Corp.†	18,850	2,238,626
		3,735,033
Home Builders — 2.7%
Century Communities, Inc.	10,129	1,060,608
LCI Industries	13,052	1,523,038
M/I Homes, Inc.†	13,735	2,291,410
Meritage Homes Corp.	11,301	2,292,634
Taylor Morrison Home Corp.†	17,856	1,197,780
		8,365,470
Insurance — 5.3%
CNO Financial Group, Inc.	223,577	7,793,894
Hanover Insurance Group, Inc.	36,206	4,977,963
Horace Mann Educators Corp.	111,678	3,860,708
TWFG, Inc.†	476	12,024
		16,644,589
Iron/Steel — 1.0%
Commercial Metals Co.	51,298	3,083,010
Leisure Time — 0.5%
BRP, Inc.	11,724	849,420
Brunswick Corp.	7,514	612,015
		1,461,435
Lodging — 3.5%
Boyd Gaming Corp.	30,808	1,875,283
Dalata Hotel Group PLC	520,289	2,307,121
Hilton Grand Vacations, Inc.†	154,471	6,674,692
		10,857,096
Machinery-Diversified — 5.7%
Chart Industries, Inc.†	31,524	5,077,886
Columbus McKinnon Corp.	79,367	3,028,645
Gates Industrial Corp. PLC†	93,300	1,734,447
Mueller Water Products, Inc., Class A	393,605	8,139,751
		17,980,729
Media — 1.2%
Cable One, Inc.	9,124	3,771,679
Metal Fabricate/Hardware — 1.9%
Ryerson Holding Corp.	55,955	1,331,169

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware (continued)
Timken Co.	1,877	$ 163,205
Valmont Industries, Inc.	15,380	4,588,777
		6,083,151
Miscellaneous Manufacturing — 0.5%
Senior PLC	678,294	1,424,181
Office Furnishings — 1.6%
HNI Corp.	94,105	5,171,070
Oil & Gas — 2.8%
Veren, Inc.	1,114,087	8,698,698
Oil & Gas Services — 0.7%
Hunting PLC	216,353	1,275,944
TechnipFMC PLC	36,699	1,082,621
		2,358,565
Real Estate — 1.4%
McGrath RentCorp	39,970	4,389,905
REITS — 3.7%
Alexander & Baldwin, Inc.	167,786	3,307,062
Highwoods Properties, Inc.	92,649	2,869,340
Kite Realty Group Trust	89,908	2,217,131
STAG Industrial, Inc.	15,773	643,696
Sunstone Hotel Investors, Inc.	247,144	2,560,412
		11,597,641
Retail — 3.3%
Brinker International, Inc.†	115,463	7,714,083
Group 1 Automotive, Inc.	7,200	2,633,184
		10,347,267
Savings & Loans — 2.4%
WSFS Financial Corp.	135,781	7,670,269
Security Description	Shares or Principal Amount	Value

Semiconductors — 1.4%
Cohu, Inc.†	136,804	$ 4,376,360
Software — 3.4%
ACI Worldwide, Inc.†	245,475	10,611,884
Toys/Games/Hobbies — 2.5%
Mattel, Inc.†	401,859	7,751,860
Transportation — 0.2%
Knight-Swift Transportation Holdings, Inc.	14,392	783,357
Total Long-Term Investment Securities (cost $257,003,360)		310,257,493
SHORT-TERM INVESTMENTS — 1.9%
U.S. Government Agency — 1.8%
Federal Home Loan Bank Disc. Notes
5.25%, 08/01/2024	$5,555,000	5,554,189
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(1)	500,527	500,527
Total Short-Term Investments (cost $6,055,527)		6,054,716
TOTAL INVESTMENTS (cost $263,058,887)(2)	100.7%	316,312,209
Other assets less liabilities	(0.7)	(2,178,432)
NET ASSETS	100.0%	$314,133,777
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2024.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$—	$12,580,478	$—	$12,580,478
Apparel	1,228,266	964,679	—	2,192,945
Chemicals	7,514,339	5,943,179	—	13,457,518
Commercial Services	13,755,612	1,527,505	—	15,283,117
Engineering & Construction	6,330,061	1,921,413	—	8,251,474
Food	—	6,006,115	—	6,006,115
Lodging	8,549,975	2,307,121	—	10,857,096
Miscellaneous Manufacturing	—	1,424,181	—	1,424,181
Oil & Gas Services	1,082,621	1,275,944	—	2,358,565
Other Industries	237,846,004	—	—	237,846,004
Short-Term Investments:
U.S. Government Agency	—	5,554,189	—	5,554,189
Other Short-Term Investments	500,527	—	—	500,527
Total Investments at Value	$276,807,405	$39,504,804	$—	$316,312,209
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Aerospace/Defense — 0.2%
Curtiss-Wright Corp.	1,234	$ 363,660
Agriculture — 1.6%
Altria Group, Inc.	41,849	2,051,019
Bunge Global SA	5,191	546,249
		2,597,268
Airlines — 0.3%
United Airlines Holdings, Inc.†	11,534	523,874
Apparel — 0.6%
Deckers Outdoor Corp.†	907	836,826
PVH Corp.	1,578	160,940
		997,766
Auto Manufacturers — 2.6%
General Motors Co.	36,882	1,634,610
PACCAR, Inc.	11,461	1,130,742
Tesla, Inc.†	6,233	1,446,493
		4,211,845
Auto Parts & Equipment — 0.2%
Allison Transmission Holdings, Inc.	2,999	265,681
Banks — 3.1%
Bank of New York Mellon Corp.	25,594	1,665,402
Citigroup, Inc.	3,232	209,692
First Citizens BancShares, Inc., Class A	348	726,516
First Horizon Corp.	10,879	182,006
JPMorgan Chase & Co.	8,928	1,899,878
State Street Corp.	1,931	164,077
Wells Fargo & Co.	2,804	166,389
		5,013,960
Beverages — 0.5%
Coca-Cola Consolidated, Inc.	191	218,865
Molson Coors Beverage Co., Class B	6,630	350,396
PepsiCo, Inc.	1,000	172,670
		741,931
Biotechnology — 2.4%
Exelixis, Inc.†	9,056	212,363
Gilead Sciences, Inc.	2,315	176,079
Regeneron Pharmaceuticals, Inc.†	1,015	1,095,378
United Therapeutics Corp.†	1,366	427,954
Vertex Pharmaceuticals, Inc.†	4,162	2,063,187
		3,974,961
Building Materials — 2.3%
Builders FirstSource, Inc.†	4,239	709,481
CRH PLC	21,846	1,872,202
Lennox International, Inc.	328	191,388
Masco Corp.	6,237	485,551
Owens Corning	2,745	511,613
		3,770,235
Chemicals — 0.6%
CF Industries Holdings, Inc.	3,817	291,581
Eastman Chemical Co.	1,679	173,491
RPM International, Inc.	2,431	295,269
Sherwin-Williams Co.	515	180,662
		941,003
Commercial Services — 0.6%
Cintas Corp.	428	326,966
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
H&R Block, Inc.	4,909	$ 284,428
Robert Half, Inc.	2,566	164,712
Rollins, Inc.	3,263	156,330
		932,436
Computers — 8.0%
Apple, Inc.	45,788	10,168,599
CACI International, Inc., Class A†	715	329,958
Cognizant Technology Solutions Corp., Class A	1,913	144,776
Crowdstrike Holdings, Inc., Class A†	1,990	461,600
International Business Machines Corp.	2,709	520,507
Leidos Holdings, Inc.	3,454	498,758
NetApp, Inc.	7,301	927,081
		13,051,279
Cosmetics/Personal Care — 1.2%
Colgate-Palmolive Co.	18,946	1,879,254
Procter & Gamble Co.	914	146,934
		2,026,188
Distribution/Wholesale — 1.7%
Fastenal Co.	17,017	1,203,953
Ferguson PLC (NYSE)	780	173,667
WW Grainger, Inc.	1,393	1,360,696
		2,738,316
Diversified Financial Services — 5.1%
Affiliated Managers Group, Inc.	1,009	187,291
Ameriprise Financial, Inc.	397	170,738
Cboe Global Markets, Inc.	950	174,334
Interactive Brokers Group, Inc., Class A	1,315	156,840
LPL Financial Holdings, Inc.	2,369	524,781
Mastercard, Inc., Class A	5,440	2,522,582
SEI Investments Co.	3,365	228,282
Stifel Financial Corp.	2,059	182,572
Synchrony Financial	14,131	717,713
T. Rowe Price Group, Inc.	7,716	881,244
Visa, Inc., Class A	9,765	2,594,268
		8,340,645
Electric — 1.8%
Consolidated Edison, Inc.	5,954	580,634
DTE Energy Co.	1,439	173,443
Entergy Corp.	3,371	390,935
Evergy, Inc.	3,024	175,392
NRG Energy, Inc.	7,949	597,526
Vistra Corp.	12,032	953,175
		2,871,105
Electrical Components & Equipment — 0.5%
Acuity Brands, Inc.	894	224,707
Eaton Corp. PLC	2,078	633,354
		858,061
Electronics — 1.1%
Jabil, Inc.	1,305	147,034
Mettler-Toledo International, Inc.†	756	1,149,899
nVent Electric PLC	2,038	148,020
TD SYNNEX Corp.	2,398	285,770
		1,730,723
Engineering & Construction — 0.3%
EMCOR Group, Inc.	1,447	543,262

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control — 0.1%
Waste Management, Inc.	741	$ 150,171
Food — 1.1%
Albertsons Cos., Inc., Class A	13,616	270,005
Ingredion, Inc.	2,100	261,177
Kroger Co.	22,799	1,242,546
		1,773,728
Gas — 0.1%
National Fuel Gas Co.	2,908	170,380
Healthcare-Products — 2.1%
Agilent Technologies, Inc.	1,053	148,894
Boston Scientific Corp.†	17,670	1,305,460
IDEXX Laboratories, Inc.†	2,793	1,329,803
ResMed, Inc.	840	179,130
Solventum Corp.†	5,008	294,871
Stryker Corp.	462	151,282
		3,409,440
Healthcare-Services — 2.0%
Centene Corp.†	18,283	1,406,328
Encompass Health Corp.	1,875	174,263
HCA Healthcare, Inc.	487	176,805
Medpace Holdings, Inc.†	767	293,393
Molina Healthcare, Inc.†	577	196,913
Tenet Healthcare Corp.†	3,255	487,273
Universal Health Services, Inc., Class B	2,122	453,599
		3,188,574
Home Builders — 0.5%
PulteGroup, Inc.	4,490	592,680
Toll Brothers, Inc.	1,357	193,657
		786,337
Household Products/Wares — 0.1%
Kimberly-Clark Corp.	1,127	152,201
Insurance — 3.4%
Arch Capital Group, Ltd.†	6,662	638,086
Axis Capital Holdings, Ltd.	2,491	188,693
Berkshire Hathaway, Inc., Class B†	4,353	1,908,791
Equitable Holdings, Inc.	10,835	472,514
Everest Group, Ltd.	337	132,397
Hartford Financial Services Group, Inc.	10,325	1,145,249
MGIC Investment Corp.	9,521	236,502
Reinsurance Group of America, Inc.	2,176	490,536
Unum Group	6,442	370,608
		5,583,376
Internet — 13.1%
Alphabet, Inc., Class A	15,995	2,743,782
Alphabet, Inc., Class C	24,073	4,168,240
Amazon.com, Inc.†	27,876	5,212,255
Booking Holdings, Inc.	469	1,742,340
F5, Inc.†	2,049	417,258
GoDaddy, Inc., Class A†	1,432	208,284
Meta Platforms, Inc., Class A	10,334	4,906,893
Netflix, Inc.†	659	414,083
Spotify Technology SA†	4,567	1,570,774
		21,383,909
Iron/Steel — 0.8%
Nucor Corp.	994	161,962
Security Description	Shares or Principal Amount	Value

Iron/Steel (continued)
Reliance, Inc.	1,797	$ 547,294
Steel Dynamics, Inc.	5,030	670,097
		1,379,353
Machinery-Construction & Mining — 0.1%
Vertiv Holdings Co., Class A	1,614	127,022
Machinery-Diversified — 0.1%
AGCO Corp.	1,659	156,644
Media — 0.6%
Comcast Corp., Class A	20,075	828,495
Fox Corp., Class A	3,960	150,639
		979,134
Miscellaneous Manufacturing — 0.2%
Textron, Inc.	3,183	295,701
Oil & Gas — 3.9%
APA Corp.	4,245	132,402
Devon Energy Corp.	21,025	988,806
EOG Resources, Inc.	1,176	149,117
Exxon Mobil Corp.	8,064	956,310
Marathon Oil Corp.	19,411	544,478
Marathon Petroleum Corp.	7,076	1,252,593
Matador Resources Co.	3,599	221,266
Ovintiv, Inc.	8,188	380,251
Valero Energy Corp.	10,293	1,664,584
		6,289,807
Pharmaceuticals — 4.2%
AbbVie, Inc.	15,134	2,804,633
BellRing Brands, Inc.†	4,441	227,734
Cencora, Inc.	1,383	328,988
Cigna Group	482	168,059
Eli Lilly & Co.	2,329	1,873,145
McKesson Corp.	292	180,170
Merck & Co., Inc.	1,175	132,928
Neurocrine Biosciences, Inc.†	3,117	441,274
Organon & Co.	8,269	180,760
Viatris, Inc.	43,319	522,427
		6,860,118
Real Estate — 0.2%
Jones Lang LaSalle, Inc.†	971	243,624
REITS — 2.6%
Gaming & Leisure Properties, Inc.	7,867	394,924
Iron Mountain, Inc.	2,117	217,120
Lamar Advertising Co., Class A	2,598	311,396
NNN REIT, Inc.	3,724	167,170
Omega Healthcare Investors, Inc.	7,748	282,027
Simon Property Group, Inc.	11,287	1,731,877
VICI Properties, Inc.	34,555	1,080,189
		4,184,703
Retail — 4.2%
Casey's General Stores, Inc.	1,199	465,020
Costco Wholesale Corp.	210	172,620
Dick's Sporting Goods, Inc.	992	214,619
Domino's Pizza, Inc.	1,228	526,444
Macy's, Inc.	9,728	168,100
Murphy USA, Inc.	627	316,585
Target Corp.	955	143,642
Texas Roadhouse, Inc.	2,135	372,792
TJX Cos., Inc.	8,719	985,421

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Walmart, Inc.	37,028	$ 2,541,602
Williams-Sonoma, Inc.	4,276	661,412
Wingstop, Inc.	538	201,147
		6,769,404
Semiconductors — 11.5%
Applied Materials, Inc.	9,313	1,976,219
Broadcom, Inc.	10,230	1,643,756
Cirrus Logic, Inc.†	1,677	218,815
KLA Corp.	2,341	1,926,807
Lam Research Corp.	194	178,721
NVIDIA Corp.	92,016	10,767,712
QUALCOMM, Inc.	11,032	1,996,240
		18,708,270
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	1,379	386,092
Software — 11.7%
Adobe, Inc.†	3,125	1,723,906
AppLovin Corp., Class A†	8,063	621,657
Cadence Design Systems, Inc.†	5,417	1,449,914
DocuSign, Inc.†	6,524	361,951
Dropbox, Inc., Class A†	8,422	201,454
Electronic Arts, Inc.	8,689	1,311,518
Fair Isaac Corp.†	871	1,393,600
Manhattan Associates, Inc.†	2,070	528,637
Microsoft Corp.	26,973	11,284,155
Nutanix, Inc., Class A†	3,168	160,016
		19,036,808
Telecommunications — 0.9%
Arista Networks, Inc.†	571	197,880
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
AT&T, Inc.	60,449	$ 1,163,644
Verizon Communications, Inc.	4,079	165,281
		1,526,805
Transportation — 0.2%
FedEx Corp.	537	162,308
Ryder System, Inc.	1,476	206,876
		369,184
Total Long-Term Investment Securities (cost $119,197,145)		160,404,984
SHORT-TERM INVESTMENTS — 1.3%
U.S. Government Agency — 1.2%
Federal Home Loan Bank Disc. Notes
5.25%, 08/01/2024	$1,935,000	1,934,718
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(1)	208,522	208,521
Total Short-Term Investments (cost $2,143,522)		2,143,239
TOTAL INVESTMENTS (cost $121,340,667)(2)	99.9%	162,548,223
Other assets less liabilities	0.1	86,480
NET ASSETS	100.0%	$162,634,703
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2024.
(2)	See Note 4 for cost of investments on a tax basis.
NYSE—New York Stock Exchange

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$160,404,984	$—	$—	$160,404,984
Short-Term Investments:
U.S. Government Agency	—	1,934,718	—	1,934,718
Other Short-Term Investments	208,521	—	—	208,521
Total Investments at Value	$160,613,505	$1,934,718	$—	$162,548,223
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Aerospace/Defense — 1.5%
Howmet Aerospace, Inc.	10,775	$ 1,031,168
Lockheed Martin Corp.	10,172	5,512,410
		6,543,578
Agriculture — 1.7%
Altria Group, Inc.	107,514	5,269,261
Bunge Global SA	21,363	2,248,029
		7,517,290
Apparel — 0.2%
Ralph Lauren Corp.	4,941	867,590
Auto Manufacturers — 2.1%
Cummins, Inc.	16,087	4,694,187
General Motors Co.	98,201	4,352,268
		9,046,455
Banks — 10.2%
Bank of America Corp.	105,999	4,272,820
Bank of New York Mellon Corp.	74,612	4,855,003
Goldman Sachs Group, Inc.	6,776	3,449,187
Huntington Bancshares, Inc.	239,653	3,582,812
JPMorgan Chase & Co.	69,135	14,711,928
Northern Trust Corp.	26,607	2,358,711
Regions Financial Corp.	97,852	2,188,949
State Street Corp.	46,657	3,964,445
Wells Fargo & Co.	70,491	4,182,936
Zions Bancorp NA	24,736	1,278,109
		44,844,900
Beverages — 0.8%
PepsiCo, Inc.	21,076	3,639,193
Biotechnology — 4.0%
Amgen, Inc.	13,442	4,469,062
Gilead Sciences, Inc.	82,266	6,257,152
Regeneron Pharmaceuticals, Inc.†	4,591	4,954,561
Vertex Pharmaceuticals, Inc.†	3,421	1,695,858
		17,376,633
Building Materials — 3.1%
CRH PLC	61,500	5,270,550
Masco Corp.	19,499	1,517,997
Owens Corning	13,849	2,581,177
Trane Technologies PLC	12,309	4,114,652
		13,484,376
Chemicals — 2.0%
Eastman Chemical Co.	8,641	892,874
Ecolab, Inc.	3,773	870,393
LyondellBasell Industries NV, Class A	38,747	3,853,777
PPG Industries, Inc.	19,214	2,439,794
Sherwin-Williams Co.	1,404	492,523
		8,549,361
Commercial Services — 0.5%
Cintas Corp.	759	579,830
Grand Canyon Education, Inc.†	3,628	565,787
Robert Half, Inc.	17,436	1,119,217
		2,264,834
Computers — 2.9%
Cognizant Technology Solutions Corp., Class A	48,996	3,708,017
Fortinet, Inc.†	19,145	1,111,176
Security Description	Shares or Principal Amount	Value

Computers (continued)
Hewlett Packard Enterprise Co.	120,366	$ 2,396,487
Leidos Holdings, Inc.	20,935	3,023,014
NetApp, Inc.	18,300	2,323,734
		12,562,428
Cosmetics/Personal Care — 1.8%
Colgate-Palmolive Co.	44,296	4,393,720
Procter & Gamble Co.	22,087	3,550,706
		7,944,426
Distribution/Wholesale — 1.4%
Ferguson PLC	22,715	5,057,495
WW Grainger, Inc.	920	898,665
		5,956,160
Diversified Financial Services — 2.7%
Affiliated Managers Group, Inc.	5,444	1,010,515
Ameriprise Financial, Inc.	1,447	622,311
Janus Henderson Group PLC	22,603	841,510
Raymond James Financial, Inc.	5,659	656,444
SEI Investments Co.	17,109	1,160,675
Synchrony Financial	59,857	3,040,137
T. Rowe Price Group, Inc.	34,645	3,956,805
Western Union Co.	53,410	635,045
		11,923,442
Electric — 2.7%
CMS Energy Corp.	16,504	1,069,459
Edison International	58,590	4,687,786
Entergy Corp.	15,270	1,770,862
Xcel Energy, Inc.	74,279	4,328,980
		11,857,087
Electrical Components & Equipment — 1.5%
Acuity Brands, Inc.	5,532	1,390,468
Eaton Corp. PLC	16,960	5,169,239
		6,559,707
Electronics — 1.8%
Hubbell, Inc.	4,891	1,935,124
Jabil, Inc.	8,727	983,271
Mettler-Toledo International, Inc.†	3,149	4,789,724
		7,708,119
Engineering & Construction — 0.4%
EMCOR Group, Inc.	4,545	1,706,375
Environmental Control — 0.1%
Republic Services, Inc.	3,284	638,147
Food — 1.3%
Ingredion, Inc.	11,190	1,391,700
Kroger Co.	80,554	4,390,193
		5,781,893
Gas — 0.6%
National Fuel Gas Co.	14,691	860,746
NiSource, Inc.	28,088	877,750
UGI Corp.	34,256	848,863
		2,587,359
Healthcare-Products — 4.5%
Abbott Laboratories	27,153	2,876,589
Agilent Technologies, Inc.	9,333	1,319,686
Boston Scientific Corp.†	69,934	5,166,724
Danaher Corp.	4,213	1,167,338

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
ResMed, Inc.	7,984	$ 1,702,588
Solventum Corp.†	24,398	1,436,555
Stryker Corp.	14,996	4,910,440
Waters Corp.†	3,736	1,256,342
		19,836,262
Healthcare-Services — 3.1%
Centene Corp.†	64,212	4,939,187
HCA Healthcare, Inc.	7,949	2,885,884
UnitedHealth Group, Inc.	9,872	5,687,852
		13,512,923
Home Builders — 1.4%
PulteGroup, Inc.	27,448	3,623,136
Toll Brothers, Inc.	17,339	2,474,449
		6,097,585
Insurance — 7.7%
Arch Capital Group, Ltd.†	48,660	4,660,655
Assured Guaranty, Ltd.	9,417	775,678
Axis Capital Holdings, Ltd.	13,119	993,764
Berkshire Hathaway, Inc., Class B†	37,657	16,512,594
Everest Group, Ltd.	3,373	1,325,151
Globe Life, Inc.	14,355	1,331,283
Hartford Financial Services Group, Inc.	42,580	4,722,974
MGIC Investment Corp.	46,162	1,146,664
Primerica, Inc.	2,087	525,444
Unum Group	31,868	1,833,366
		33,827,573
Internet — 1.4%
Booking Holdings, Inc.	412	1,530,584
F5, Inc.†	9,114	1,855,975
Gen Digital, Inc.	107,487	2,793,587
		6,180,146
Iron/Steel — 0.9%
Reliance, Inc.	2,740	834,495
Steel Dynamics, Inc.	24,133	3,214,998
		4,049,493
Leisure Time — 0.6%
Royal Caribbean Cruises, Ltd.†	18,184	2,849,797
Lodging — 0.2%
Boyd Gaming Corp.	11,706	712,544
Machinery-Construction & Mining — 1.4%
Caterpillar, Inc.	18,178	6,293,224
Machinery-Diversified — 0.2%
AGCO Corp.	11,092	1,047,307
Media — 1.4%
Comcast Corp., Class A	135,132	5,576,898
News Corp., Class B	19,493	555,355
		6,132,253
Miscellaneous Manufacturing — 0.8%
3M Co.	17,261	2,201,641
Carlisle Cos., Inc.	2,787	1,166,582
		3,368,223
Oil & Gas — 6.0%
Chevron Corp.	17,993	2,887,337
ConocoPhillips	32,325	3,594,540
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Devon Energy Corp.	68,143	$ 3,204,765
Exxon Mobil Corp.	58,236	6,906,207
Marathon Petroleum Corp.	26,871	4,756,705
Valero Energy Corp.	29,220	4,725,458
		26,075,012
Oil & Gas Services — 0.4%
Halliburton Co.	46,659	1,618,134
Packaging & Containers — 0.4%
AptarGroup, Inc.	10,936	1,607,373
Pharmaceuticals — 3.8%
BellRing Brands, Inc.†	16,944	868,888
Cardinal Health, Inc.	15,875	1,600,676
Cigna Group	15,623	5,447,271
Johnson & Johnson	31,425	4,960,436
McKesson Corp.	1,479	912,573
Organon & Co.	42,374	926,296
Viatris, Inc.	157,650	1,901,259
		16,617,399
Private Equity — 0.9%
KKR & Co., Inc.	32,434	4,003,977
Real Estate — 1.6%
CBRE Group, Inc., Class A†	50,610	5,704,253
Jones Lang LaSalle, Inc.†	5,246	1,316,222
		7,020,475
REITS — 4.0%
AvalonBay Communities, Inc.	18,950	3,883,234
Brixmor Property Group, Inc.	50,813	1,294,207
Highwoods Properties, Inc.	17,201	532,715
Prologis, Inc.	17,351	2,187,094
Simon Property Group, Inc.	28,818	4,421,834
Welltower, Inc.	45,134	5,021,157
		17,340,241
Retail — 4.5%
Best Buy Co., Inc.	33,708	2,916,416
Dick's Sporting Goods, Inc.	8,959	1,938,280
Domino's Pizza, Inc.	3,718	1,593,906
Gap, Inc.	34,336	806,209
TJX Cos., Inc.	44,247	5,000,796
Walmart, Inc.	88,134	6,049,518
Williams-Sonoma, Inc.	8,123	1,256,466
		19,561,591
Semiconductors — 2.5%
Applied Materials, Inc.	10,771	2,285,606
Cirrus Logic, Inc.†	8,643	1,127,739
QUALCOMM, Inc.	11,119	2,011,983
Texas Instruments, Inc.	27,213	5,546,281
		10,971,609
Software — 2.8%
Dropbox, Inc., Class A†	28,137	673,037
Electronic Arts, Inc.	30,299	4,573,331
Nutanix, Inc., Class A†	25,528	1,289,419
Salesforce, Inc.	12,857	3,327,392
Zoom Video Communications, Inc., Class A†	41,027	2,478,031
		12,341,210
Telecommunications — 3.3%
AT&T, Inc.	311,227	5,991,120

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Motorola Solutions, Inc.	11,601	$ 4,627,871
Verizon Communications, Inc.	99,830	4,045,111
		14,664,102
Transportation — 1.4%
Expeditors International of Washington, Inc.	6,696	835,795
FedEx Corp.	14,801	4,473,602
Ryder System, Inc.	7,171	1,005,087
		6,314,484
Water — 0.1%
American Water Works Co., Inc.	3,899	555,062
Total Long-Term Investment Securities (cost $377,200,166)		431,957,352
SHORT-TERM INVESTMENTS — 4.0%
U.S. Government Agency — 3.7%
Federal Home Loan Bank
5.25%, 08/01/2024	$16,115,000	16,112,648
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(1)	1,358,411	$ 1,358,411
Total Short-Term Investments (cost $17,473,411)		17,471,059
TOTAL INVESTMENTS (cost $394,673,577)(2)	102.6%	449,428,411
Other assets less liabilities	(2.6)	(11,515,463)
NET ASSETS	100.0%	$437,912,948
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2024.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$431,957,352	$—	$—	$431,957,352
Short-Term Investments:
U.S. Government Agency	—	16,112,648	—	16,112,648
Other Short-Term Investments	1,358,411	—	—	1,358,411
Total Investments at Value	$433,315,763	$16,112,648	$—	$449,428,411
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 65.6%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	275	$ 8,847
Omnicom Group, Inc.	153	15,000
Publicis Groupe SA	420	43,836
		67,683
Aerospace/Defense — 1.2%
AAR Corp.†	382	24,677
Airbus SE	564	85,170
BAE Systems PLC	9,985	166,684
General Dynamics Corp.	235	70,197
L3Harris Technologies, Inc.	131	29,722
Leonardo SpA	1,635	38,909
Lockheed Martin Corp.	342	185,337
Moog, Inc., Class A	149	29,219
Redwire Corp.†	2,050	14,514
RTX Corp.	4,794	563,247
		1,207,676
Agriculture — 0.3%
Altria Group, Inc.	2,584	126,642
Andersons, Inc.	317	17,286
Bunge Global SA	64	6,735
Japan Tobacco, Inc.	1,300	38,355
Philip Morris International, Inc.	1,138	131,052
Turning Point Brands, Inc.	256	9,656
		329,726
Airlines — 0.1%
Air Canada†	2,910	33,534
Delta Air Lines, Inc.	472	20,305
SkyWest, Inc.†	462	36,932
United Airlines Holdings, Inc.†	241	10,946
		101,717
Apparel — 0.3%
adidas AG	208	52,038
Canada Goose Holdings, Inc.†	3,266	37,683
Crocs, Inc.†	44	5,912
Hanesbrands, Inc.†	3,405	20,226
Hermes International SCA	43	93,927
Levi Strauss & Co., Class A	28	513
LVMH Moet Hennessy Louis Vuitton SE	111	78,234
Ralph Lauren Corp.	30	5,268
Skechers USA, Inc., Class A†	97	6,318
Tapestry, Inc.	168	6,735
		306,854
Auto Manufacturers — 0.8%
Bayerische Motoren Werke AG	121	11,230
Blue Bird Corp.†	724	37,735
Cummins, Inc.	100	29,180
Ford Motor Co.	2,956	31,984
General Motors Co.	875	38,780
Isuzu Motors, Ltd.	2,200	30,156
Kia Corp.	1,440	116,479
Mazda Motor Corp.	5,600	50,728
PACCAR, Inc.	1,137	112,176
REV Group, Inc.	625	18,238
Stellantis NV	2,575	42,879
Subaru Corp.	3,600	71,033
Tesla, Inc.†	435	100,950
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Toyota Motor Corp.	4,500	$ 87,595
Wabash National Corp.	510	10,960
		790,103
Auto Parts & Equipment — 0.1%
Allison Transmission Holdings, Inc.	64	5,670
Cheng Shin Rubber Industry Co., Ltd.	44,000	64,696
Gentex Corp.	160	4,970
		75,336
Banks — 4.7%
ABN AMRO Bank NV*	3,230	56,296
AIB Group PLC	7,845	44,895
Amalgamated Financial Corp.	637	20,263
Associated Banc-Corp	765	17,580
Banco Bilbao Vizcaya Argentaria SA	13,415	140,975
Banco Santander SA	20,000	96,049
Bancorp, Inc.†	389	20,166
Bank of America Corp.	13,984	563,695
Bank of New York Mellon Corp.	1,941	126,301
BankUnited, Inc.	689	26,540
Barclays PLC	24,000	71,762
BAWAG Group AG*	981	71,461
BayCom Corp.	452	10,889
BNP Paribas SA	2,244	153,702
Central Pacific Financial Corp.	452	11,793
Citigroup, Inc.	1,125	72,990
Citizens Financial Group, Inc.	288	12,289
Commerce Bancshares, Inc.	82	5,306
Cullen/Frost Bankers, Inc.	33	3,863
Customers Bancorp, Inc.†	445	28,694
Deutsche Bank AG	4,000	62,472
Eagle Bancorp, Inc.	452	9,727
East West Bancorp, Inc.	88	7,734
Equity Bancshares, Inc., Class A	382	15,471
Erste Group Bank AG	1,000	51,907
Fifth Third Bancorp	349	14,777
Financial Institutions, Inc.	600	15,792
First BanCorp/Puerto Rico	2,237	47,984
First Citizens BancShares, Inc., Class A	9	18,789
First Financial Corp.	376	16,905
First Internet Bancorp	209	7,745
Goldman Sachs Group, Inc.	208	105,878
Hana Financial Group, Inc.	2,100	98,357
HomeStreet, Inc.	481	6,926
Hope Bancorp, Inc.	1,482	19,503
HSBC Holdings PLC	8,600	77,790
Huntington Bancshares, Inc.	917	13,709
Independent Bank Corp.	573	19,877
ING Groep NV	2,130	38,619
Intesa Sanpaolo SpA	19,709	79,920
JPMorgan Chase & Co.	4,212	896,314
KBC Group NV	703	54,323
Kearny Financial Corp.	1,331	9,583
KeyCorp	349	5,629
Lloyds Banking Group PLC	157,130	119,745
M&T Bank Corp.	86	14,807
Mercantile Bank Corp.	130	6,287
Midland States Bancorp, Inc.	601	14,268
Mitsubishi UFJ Financial Group, Inc.	8,700	101,102
Morgan Stanley	1,036	106,925
NatWest Group PLC	13,561	63,997
Nordea Bank Abp	4,848	56,765

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Northeast Community Bancorp, Inc.	777	$ 17,700
Northern Trust Corp.	129	11,436
OFG Bancorp	751	34,110
PNC Financial Services Group, Inc.	252	45,637
Preferred Bank	213	18,331
Rakuten Bank, Ltd.†	1,800	39,917
Regions Financial Corp.	580	12,975
Sandy Spring Bancorp, Inc.	495	15,162
ServisFirst Bancshares, Inc.	79	6,339
Shinhan Financial Group Co., Ltd.	1,053	46,081
Standard Chartered PLC	5,513	54,167
State Street Corp.	214	18,184
Sumitomo Mitsui Financial Group, Inc.	1,400	101,364
UBS Group AG	2,000	60,660
UniCredit SpA	2,700	110,760
US Bancorp	6,414	287,860
Webster Financial Corp.	109	5,409
Wells Fargo & Co.	2,206	130,904
		4,752,132
Beverages — 0.7%
Anheuser-Busch InBev SA NV	665	39,519
Coca-Cola Co.	2,666	177,929
Coca-Cola Consolidated, Inc.	33	37,814
Coca-Cola Femsa SAB de CV ADR	344	31,108
Coca-Cola HBC AG	1,519	55,409
Kirin Holdings Co., Ltd.	1,600	22,702
Monster Beverage Corp.†	3,564	183,368
PepsiCo, Inc.	1,043	180,095
		727,944
Biotechnology — 0.6%
ACADIA Pharmaceuticals, Inc.†	741	14,094
ADMA Biologics, Inc.†	1,157	14,208
Aeglea BioTherapeutics, Inc. CVR†(1)	1,300	0
Amgen, Inc.	278	92,427
Amicus Therapeutics, Inc.†	949	9,784
ANI Pharmaceuticals, Inc.†	78	5,126
Aptevo Therapeutics, Inc.†	16	7
Arcellx, Inc.†	225	13,907
Arcturus Therapeutics Holdings, Inc.†	318	7,460
Ardelyx, Inc.†	2,804	15,562
Aurinia Pharmaceuticals, Inc.†	1,059	6,227
Avidity Biosciences, Inc.†	253	11,532
BioCryst Pharmaceuticals, Inc.†	1,179	8,583
Bio-Rad Laboratories, Inc., Class A†	17	5,752
Blueprint Medicines Corp.†	181	19,602
Cara Therapeutics, Inc.†	426	148
ChromaDex Corp.†	981	2,933
Dynavax Technologies Corp.†	486	5,438
Entrada Therapeutics, Inc.†	300	4,941
Fate Therapeutics, Inc.†	800	4,264
Genmab A/S†	111	31,388
Gilead Sciences, Inc.	987	75,071
Greenwich Lifesciences, Inc.†	176	2,837
Halozyme Therapeutics, Inc.†	452	24,978
Harvard Bioscience, Inc.†	800	2,560
Innoviva, Inc.†	691	13,019
Insmed, Inc.†	340	24,735
Janux Therapeutics, Inc.†	124	5,034
Kiniksa Pharmaceuticals International PLC†	529	14,072
Krystal Biotech, Inc.†	81	16,885
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Kymera Therapeutics, Inc.†	122	$ 5,636
Ligand Pharmaceuticals, Inc.†	214	23,324
Mustang Bio, Inc.†	100	34
Myriad Genetics, Inc.†	360	10,069
Novavax, Inc.†	360	4,612
Nuvalent, Inc., Class A†	50	3,997
Organogenesis Holdings, Inc.†	953	2,878
PDL BioPharma, Inc.†(1)	3,800	618
Precigen, Inc.†	1,205	1,832
PTC Therapeutics, Inc.†	287	9,715
Puma Biotechnology, Inc.†	782	2,804
REGENXBIO, Inc.†	230	3,278
Rigel Pharmaceuticals, Inc.†	626	6,623
Surface Oncology†(1)	2,413	269
TG Therapeutics, Inc.†	791	15,630
Theravance Biopharma, Inc.†	458	4,630
United Therapeutics Corp.†	32	10,025
Veracyte, Inc.†	389	9,336
Vericel Corp.†	195	9,851
Xencor, Inc.†	310	6,330
XOMA Corp.†	99	2,649
		586,714
Building Materials — 0.6%
Apogee Enterprises, Inc.	317	21,759
Boise Cascade Co.	300	42,627
Builders FirstSource, Inc.†	92	15,398
Cie de Saint-Gobain SA	1,058	90,682
Eagle Materials, Inc.	25	6,808
Fortune Brands Innovations, Inc.	87	7,030
Geberit AG	40	25,451
Heidelberg Materials AG	550	57,409
Holcim AG	646	60,460
Johnson Controls International PLC	398	28,473
Masco Corp.	199	15,492
Modine Manufacturing Co.†	510	60,007
Owens Corning	77	14,351
UFP Industries, Inc.	45	5,937
Vulcan Materials Co.	683	187,490
		639,374
Chemicals — 1.5%
Air Liquide SA	220	40,095
BASF SE	296	13,803
Brenntag SE	379	26,985
Cabot Corp.	287	28,783
Celanese Corp.	69	9,739
CF Industries Holdings, Inc.	116	8,861
Codexis, Inc.†	1,500	5,370
Dow, Inc.	515	28,052
Eastman Chemical Co.	86	8,886
Ecolab, Inc.	823	189,858
Evonik Industries AG	2,003	40,667
Givaudan SA	9	44,129
Hawkins, Inc.	231	24,001
Kronos Worldwide, Inc.	1,212	14,496
Linde PLC	378	171,423
LyondellBasell Industries NV, Class A	238	23,672
Nitto Denko Corp.	500	43,690
PPG Industries, Inc.	1,597	202,787
Rayonier Advanced Materials, Inc.†	1,731	11,511
Sherwin-Williams Co.	1,168	409,735
Shin-Etsu Chemical Co., Ltd.	2,500	111,699

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Solvay SA, Class A	255	$ 8,967
Tronox Holdings PLC	1,053	17,017
		1,484,226
Coal — 0.1%
Arch Resources, Inc.	111	16,267
SunCoke Energy, Inc.	3,493	40,868
Teck Resources, Ltd., Class B	627	30,736
		87,871
Commercial Services — 1.5%
ADT, Inc.	592	4,606
Alarm.com Holdings, Inc.†	225	15,874
American Public Education, Inc.†	893	17,824
Arlo Technologies, Inc.†	2,012	30,502
Automatic Data Processing, Inc.	1,192	313,043
Barrett Business Services, Inc.	720	26,237
Chegg, Inc.†	635	2,165
Cimpress PLC†	209	19,075
Cleanspark, Inc.†	635	10,160
Corpay, Inc.†	44	12,840
CRA International, Inc.	127	22,200
Cross Country Healthcare, Inc.†	635	11,582
GEO Group, Inc.†	1,657	24,027
H&R Block, Inc.	102	5,910
Kforce, Inc.	395	27,441
LiveRamp Holdings, Inc.†	512	15,503
Medifast, Inc.	316	6,930
New Oriental Education & Technology Group, Inc. ADR†	353	22,175
Nihon M&A Center Holdings, Inc.	3,200	15,227
PayPal Holdings, Inc.†	3,731	245,425
Perdoceo Education Corp.	777	19,262
Recruit Holdings Co., Ltd.	1,500	85,731
RELX PLC	2,371	111,861
S&P Global, Inc.	532	257,876
Service Corp. International	131	10,468
StoneCo., Ltd., Class A†	1,588	20,835
Toppan Holdings, Inc.	1,100	31,155
TravelSky Technology, Ltd.	20,284	22,844
TrueBlue, Inc.†	510	6,095
U-Haul Holding Co. †	10	668
U-Haul Holding Co. (NES)	144	9,177
United Rentals, Inc.	46	34,827
Wolters Kluwer NV	468	78,500
ZipRecruiter, Inc., Class A†	1,049	9,609
		1,547,654
Computers — 3.1%
Accenture PLC, Class A	740	244,659
Amdocs, Ltd.	776	67,877
Apple, Inc.	8,827	1,960,300
CACI International, Inc., Class A†	11	5,076
Capgemini SE	130	25,800
Check Point Software Technologies, Ltd.†	475	87,139
Cognizant Technology Solutions Corp., Class A	1,301	98,460
ExlService Holdings, Inc.†	490	17,277
Fujitsu, Ltd.	3,500	62,504
Hewlett Packard Enterprise Co.	979	19,492
HP, Inc.	3,009	108,595
Insight Enterprises, Inc.†	128	28,736
International Business Machines Corp.	1,028	197,520
Leidos Holdings, Inc.	99	14,295
Logitech International SA	800	72,075
Security Description	Shares or Principal Amount	Value

Computers (continued)
Otsuka Corp.	1,600	$ 35,377
Qualys, Inc.†	192	28,635
Science Applications International Corp.	27	3,359
Unisys Corp.†	1,739	8,278
Varonis Systems, Inc.†	574	31,645
		3,117,099
Cosmetics/Personal Care — 0.7%
Colgate-Palmolive Co.	816	80,939
Edgewell Personal Care Co.	371	14,525
Estee Lauder Cos., Inc., Class A	1,150	114,551
Kao Corp.	1,100	48,324
L'Oreal SA	240	103,928
Procter & Gamble Co.	1,839	295,638
Unilever PLC	1,506	92,386
		750,291
Distribution/Wholesale — 0.7%
G-III Apparel Group, Ltd.†	543	14,971
Global Industrial Co.	387	13,499
Marubeni Corp.	3,310	62,683
Mitsubishi Corp.	7,400	153,747
Mitsui & Co., Ltd.	4,000	93,307
MRC Global, Inc.†	1,786	25,861
ScanSource, Inc.†	357	18,582
WESCO International, Inc.	37	6,473
WW Grainger, Inc.	315	307,695
		696,818
Diversified Financial Services — 2.3%
AerCap Holdings NV	572	53,739
Ally Financial, Inc.	177	7,967
American Express Co.	452	114,374
Ameriprise Financial, Inc.	67	28,815
Apollo Global Management, Inc.	360	45,112
Artisan Partners Asset Management, Inc., Class A	542	23,935
Bread Financial Holdings, Inc.	318	17,356
BrightSphere Investment Group, Inc.	602	15,766
Capital One Financial Corp.	223	33,762
CME Group, Inc.	440	85,232
Dave, Inc.†	415	15,089
Discover Financial Services	168	24,190
Enova International, Inc.†	647	55,946
Hamilton Lane, Inc., Class A	160	23,099
IG Group Holdings PLC	7,442	89,684
Intercontinental Exchange, Inc.	2,033	308,122
International Money Express, Inc.†	765	16,991
Jefferies Financial Group, Inc.	154	9,004
Julius Baer Group, Ltd.	710	38,673
LPL Financial Holdings, Inc.	47	10,411
Mr. Cooper Group, Inc.†	451	40,536
Navient Corp.	601	9,862
Radian Group, Inc.	1,502	55,724
Raymond James Financial, Inc.	131	15,196
SEI Investments Co.	83	5,631
Stifel Financial Corp.	65	5,764
Synchrony Financial	269	13,663
T. Rowe Price Group, Inc.	141	16,104
Visa, Inc., Class A	4,098	1,088,716
Western Union Co.	2,709	32,210
		2,300,673
Electric — 1.3%
ALLETE, Inc.	345	22,252

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Atco, Ltd., Class I	2,100	$ 65,145
CenterPoint Energy, Inc.	265	7,354
CLP Holdings, Ltd.	4,000	34,511
Consolidated Edison, Inc.	960	93,619
Dominion Energy, Inc.	613	32,771
Duke Energy Corp.	565	61,738
E.ON SE	2,000	28,052
Edison International	210	16,802
Endesa SA	1,200	23,264
Engie SA	7,239	113,775
Evergy, Inc.	168	9,744
Genie Energy, Ltd., Class B	481	8,158
Iberdrola SA	6,728	88,764
Kansai Electric Power Co., Inc.	2,600	44,566
NextEra Energy, Inc.	2,857	218,246
NRG Energy, Inc.	153	11,501
OGE Energy Corp.	147	5,699
Otter Tail Corp.	185	17,930
Pinnacle West Capital Corp.	83	7,104
PPL Corp.	540	16,049
Public Service Enterprise Group, Inc.	396	31,589
Sempra	2,848	228,011
Southern Co.	362	30,234
Vistra Corp.	721	57,118
		1,273,996
Electrical Components & Equipment — 1.0%
Acuity Brands, Inc.	23	5,781
American Superconductor Corp.†	591	14,279
Brother Industries, Ltd.	5,500	113,134
Eaton Corp. PLC	1,743	531,249
Emerson Electric Co.	1,649	193,114
EnerSys	228	25,064
Nexans SA	432	55,882
Powell Industries, Inc.	158	29,014
Schneider Electric SE	362	87,096
		1,054,613
Electronics — 1.0%
ABB, Ltd.	1,800	99,891
Allegion PLC	61	8,345
Arrow Electronics, Inc.†	56	6,927
Atkore, Inc.	203	27,405
Badger Meter, Inc.	116	23,915
Bel Fuse, Inc., Class B	276	20,499
Benchmark Electronics, Inc.	478	22,882
Hon Hai Precision Industry Co., Ltd.	13,000	80,468
Honeywell International, Inc.	1,596	326,781
Hoya Corp.	500	62,483
Murata Manufacturing Co., Ltd.	2,800	61,924
NEXTracker, Inc., Class A†	623	30,614
Sanmina Corp.†	255	19,209
Sensata Technologies Holding PLC	850	33,141
TD SYNNEX Corp.	63	7,508
TDK Corp.	900	62,683
Turtle Beach Corp.†	1,075	15,555
Yokogawa Electric Corp.	2,200	55,602
		965,832
Security Description	Shares or Principal Amount	Value

Energy-Alternate Sources — 0.0%
Montauk Renewables, Inc.†	2,531	$ 15,034
REX American Resources Corp.†	304	15,446
		30,480
Engineering & Construction — 0.3%
ACS Actividades de Construccion y Servicios SA	1,492	66,636
Aena SME SA*	200	37,909
Cellnex Telecom SA*	690	24,017
Dycom Industries, Inc.†	191	35,050
Eiffage SA	396	39,356
EMCOR Group, Inc.	45	16,895
Limbach Holdings, Inc.†	486	30,968
Tutor Perini Corp.†	701	17,448
		268,279
Entertainment — 0.1%
Aristocrat Leisure, Ltd.	1,387	49,203
La Francaise des Jeux SAEM*	483	18,737
Light & Wonder, Inc.†	257	27,550
Rush Street Interactive, Inc.†	1,711	17,127
Toho Co., Ltd.	300	10,814
United Parks & Resorts, Inc.†	243	12,794
		136,225
Environmental Control — 0.4%
Pentair PLC	100	8,787
Waste Management, Inc.	1,767	358,100
		366,887
Food — 1.6%
Cal-Maine Foods, Inc.	352	25,193
Campbell Soup Co.	218	10,215
Carrefour SA	1,700	25,356
Conagra Brands, Inc.	350	10,612
Danone SA	760	49,450
Empire Co., Ltd., Class A	3,600	95,172
Flowers Foods, Inc.	2,560	57,651
General Mills, Inc.	391	26,252
George Weston, Ltd.	700	108,408
Hershey Co.	267	52,727
Ingredion, Inc.	48	5,970
John B. Sanfilippo & Son, Inc.	127	13,318
Kellanova	1,138	66,175
Koninklijke Ahold Delhaize NV	4,535	146,074
Kraft Heinz Co.	768	27,041
Kroger Co.	2,000	109,000
Loblaw Cos., Ltd.	1,200	147,974
Marks & Spencer Group PLC	10,368	43,817
Mondelez International, Inc., Class A	1,298	88,718
Nestle SA	1,245	126,381
Nestle SA ADR	783	79,075
North West Co., Inc.	868	28,109
Salmar ASA	564	32,463
Sprouts Farmers Market, Inc.†	562	56,138
Sysco Corp.	364	27,901
Tesco PLC	30,000	128,060
WH Group, Ltd.*	66,000	42,999
		1,630,249
Food Service — 0.1%
Compass Group PLC	2,203	67,808
Sodexo SA	467	44,274
		112,082

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Forest Products & Paper — 0.2%
International Paper Co.	1,833	$ 85,198
Mondi PLC	3,402	66,581
Sylvamo Corp.	370	27,273
		179,052
Gas — 0.2%
Canadian Utilities, Ltd., Class A	1,200	28,100
Centrica PLC	31,519	53,663
Osaka Gas Co., Ltd.	2,700	61,288
Southwest Gas Holdings, Inc.	315	23,360
		166,411
Hand/Machine Tools — 0.1%
Makita Corp.	1,800	58,821
Regal Rexnord Corp.	49	7,874
Snap-on, Inc.	39	11,194
		77,889
Healthcare-Products — 2.1%
Alcon, Inc.	2,392	224,848
CareDx, Inc.†	500	9,995
Cochlear, Ltd.	200	45,143
Demant A/S†	900	34,452
Glaukos Corp.†	138	16,169
Haemonetics Corp.†	291	26,205
Integer Holdings Corp.†	198	23,514
Intuitive Surgical, Inc.†	732	325,455
iRadimed Corp.	151	7,053
Lantheus Holdings, Inc.†	127	13,313
Medtronic PLC	938	75,340
MiMedx Group, Inc.†	1,450	10,803
Olympus Corp.	2,500	42,925
OraSure Technologies, Inc.†	1,971	8,830
Quanterix Corp.†	318	4,694
Semler Scientific, Inc.†	389	12,895
Smith & Nephew PLC	1,557	22,466
Sonova Holding AG	124	37,855
Stryker Corp.	1,456	476,767
Surmodics, Inc.†	343	14,200
Tactile Systems Technology, Inc.†	1,057	13,498
Teleflex, Inc.	34	7,511
Thermo Fisher Scientific, Inc.	1,048	642,780
Twist Bioscience Corp.†	243	13,562
Zimmer Biomet Holdings, Inc.	151	16,814
Zynex, Inc.†	1,352	12,168
		2,139,255
Healthcare-Services — 1.4%
Addus HomeCare Corp.†	165	20,024
Centene Corp.†	338	25,999
DaVita, Inc.†	61	8,334
Elevance Health, Inc.	187	99,490
Ensign Group, Inc.	380	53,485
HCA Healthcare, Inc.	254	92,215
ICON PLC†	546	179,328
Joint Corp.†	866	12,488
Labcorp Holdings, Inc.	67	14,434
Molina Healthcare, Inc.†	22	7,508
Quest Diagnostics, Inc.	99	14,088
Tenet Healthcare Corp.†	269	40,269
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
UnitedHealth Group, Inc.	1,520	$ 875,763
Universal Health Services, Inc., Class B	66	14,108
		1,457,533
Holding Companies-Diversified — 0.1%
Alfa SAB de CV, Class A	100,000	57,216
Home Builders — 0.3%
D.R. Horton, Inc.	275	49,481
Forestar Group, Inc.†	486	15,372
Hovnanian Enterprises, Inc., Class A†	124	26,027
KB Home	329	28,320
Lennar Corp., Class A	198	35,032
M/I Homes, Inc.†	300	50,049
NVR, Inc.†	2	17,215
PulteGroup, Inc.	198	26,136
Toll Brothers, Inc.	37	5,280
Vistry Group PLC†	2,165	38,607
Winnebago Industries, Inc.	259	16,193
		307,712
Home Furnishings — 0.1%
Howden Joinery Group PLC	4,079	49,255
Panasonic Holdings Corp.	2,700	21,586
Rational AG	38	33,269
Sony Group Corp.	300	26,692
		130,802
Household Products/Wares — 0.1%
Clorox Co.	500	65,965
Kimberly-Clark Corp.	668	90,213
		156,178
Insurance — 3.2%
Aegon, Ltd.	9,331	60,084
Aflac, Inc.	407	38,820
AIA Group, Ltd.	6,635	44,221
Allianz SE	319	90,007
Allstate Corp.	260	44,491
Ambac Financial Group, Inc.†	1,028	13,559
American Financial Group, Inc.	53	6,941
Arch Capital Group, Ltd.†	232	22,221
Assurant, Inc.	33	5,771
Aviva PLC	7,000	45,102
AXA SA	1,350	47,348
Berkshire Hathaway, Inc., Class B†	1,446	634,071
Chubb, Ltd.	265	73,050
Cincinnati Financial Corp.	99	12,931
Employers Holdings, Inc.	339	16,275
Enstar Group, Ltd.†	68	22,059
Equitable Holdings, Inc.	254	11,077
Essent Group, Ltd.	515	32,363
Fairfax Financial Holdings, Ltd.	40	47,173
Fidelity National Financial, Inc.	173	9,586
Genworth Financial, Inc.,†	4,658	31,535
Greenlight Capital Re, Ltd., Class A†	893	12,323
Hartford Financial Services Group, Inc.	210	23,293
HCI Group, Inc.	137	12,914
Jackson Financial, Inc., Class A	635	55,918
Japan Post Holdings Co., Ltd.	6,300	67,147
Japan Post Insurance Co., Ltd.	2,500	51,965
Loews Corp.	154	12,312
Manulife Financial Corp.	1,604	42,730
Markel Group, Inc.†	6	9,833

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.	958	$ 213,222
Medibank Private, Ltd.	15,000	39,073
MetLife, Inc.	529	40,654
MGIC Investment Corp.	4,753	118,065
MS&AD Insurance Group Holdings, Inc.	3,200	75,319
Muenchener Rueckversicherungs-Gesellschaft AG	146	71,930
NMI Holdings, Inc., Class A†	640	25,184
NN Group NV	937	46,872
Old Republic International Corp.	186	6,439
Primerica, Inc.	22	5,539
Principal Financial Group, Inc.	153	12,471
Progressive Corp.	798	170,868
Prudential Financial, Inc.	231	28,949
Reinsurance Group of America, Inc.	39	8,792
Samsung Fire & Marine Insurance Co., Ltd.	452	122,368
Sompo Holdings, Inc.	4,100	93,562
T&D Holdings, Inc.	2,500	47,319
Travelers Cos., Inc.	2,049	443,486
Unum Group	121	6,961
W.R. Berkley Corp.	243	13,397
Willis Towers Watson PLC	65	18,348
		3,205,938
Internet — 5.5%
Alphabet, Inc., Class A	3,299	565,910
Alphabet, Inc., Class C	1,525	264,054
Amazon.com, Inc.†	10,211	1,909,253
AudioEye, Inc.†	821	20,550
Auto Trader Group PLC*	3,045	31,891
Cargurus, Inc.†	529	13,130
Couchbase, Inc.†	1,059	20,322
eBay, Inc.	367	20,409
EverQuote, Inc., Class A†	1,074	28,021
Expedia Group, Inc.†	93	11,873
F5, Inc.†	43	8,756
Gen Digital, Inc.	458	11,903
HealthStream, Inc.	749	22,253
Hims & Hers Health, Inc.†	988	20,985
Kakaku.com, Inc.	1,000	13,972
Lands' End, Inc.†	1,177	20,821
MediaAlpha, Inc., Class A†	814	11,941
Meta Platforms, Inc., Class A	2,387	1,133,419
Netflix, Inc.†	1,028	645,944
Palo Alto Networks, Inc.†	986	320,184
Rakuten Group, Inc.†	7,300	42,557
Robinhood Markets, Inc., Class A†	254	5,225
Stitch Fix, Inc., Class A†	4,377	20,616
TrueCar, Inc.†	5,686	20,811
Uber Technologies, Inc.†	4,207	271,225
Upwork, Inc.†	1,363	16,520
Wix.com, Ltd.†	310	48,337
Yelp, Inc.†	741	26,995
ZOZO, Inc.	700	20,574
		5,568,451
Investment Companies — 0.2%
EXOR NV	386	39,483
Industrivarden AB, Class A	950	32,511
Investor AB, Class B	3,112	88,171
Itausa SA (Preference Shares)	17,800	32,005
		192,170
Security Description	Shares or Principal Amount	Value

Iron/Steel — 0.2%
ArcelorMittal SA	236	$ 5,395
BlueScope Steel, Ltd.	2,579	37,113
Carpenter Technology Corp.	242	35,301
Cleveland-Cliffs, Inc.†	301	4,620
Commercial Metals Co.	27	1,623
Evraz PLC†(1)	3,725	65
Fortescue, Ltd.	2,934	36,497
JFE Holdings, Inc.	2,000	29,393
Nucor Corp.	219	35,684
Reliance, Inc.	43	13,096
Russel Metals, Inc.	926	26,922
Steel Dynamics, Inc.	153	20,383
United States Steel Corp.	143	5,876
		251,968
Lodging — 0.1%
Galaxy Entertainment Group, Ltd.	5,851	24,435
InterContinental Hotels Group PLC	557	56,087
MGM Resorts International†	230	9,883
		90,405
Machinery-Construction & Mining — 0.6%
Argan, Inc.	529	41,754
Caterpillar, Inc.	669	231,608
Hitachi, Ltd.	8,090	174,845
Metso Oyj	2,558	25,965
Mitsubishi Heavy Industries, Ltd.	4,500	54,261
Oshkosh Corp.	48	5,215
Siemens Energy AG†	560	16,304
Terex Corp.	488	30,871
		580,823
Machinery-Diversified — 0.4%
Applied Industrial Technologies, Inc.	137	29,892
Atlas Copco AB, Class A	2,462	43,754
CNH Industrial NV	3,338	35,550
Deere & Co.	171	63,609
Dover Corp.	81	14,925
GEA Group AG	1,712	75,623
Middleby Corp.†	32	4,338
Tennant Co.	185	19,923
Thermon Group Holdings, Inc.†	537	17,619
THK Co., Ltd.	700	13,253
Wartsila OYJ Abp	2,575	53,108
		371,594
Media — 0.5%
Comcast Corp., Class A	6,693	276,220
Fox Corp., Class A	254	9,662
Gannett Co., Inc.†	1,565	7,684
Pearson PLC	3,000	40,656
Walt Disney Co.	1,833	171,734
		505,956
Metal Fabricate/Hardware — 0.0%
Mueller Industries, Inc.	452	32,065
Olympic Steel, Inc.	295	14,951
Timken Co.	37	3,217
		50,233
Mining — 0.3%
Anglo American PLC	936	28,152
BHP Group, Ltd.	1,339	37,176
Dundee Precious Metals, Inc.	3,956	33,438

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
Glencore PLC	8,480	$ 46,948
Kaiser Aluminum Corp.	211	16,604
Kinross Gold Corp.	4,600	41,814
Rio Tinto PLC	700	45,320
Rio Tinto, Ltd.	868	66,700
		316,152
Miscellaneous Manufacturing — 0.3%
3M Co.	451	57,525
Core Molding Technologies, Inc.†	437	8,063
Fabrinet†	113	24,923
Orica, Ltd.	2,500	29,369
Siemens AG	449	82,304
Textron, Inc.	164	15,236
Trelleborg AB, Class B	1,497	55,503
		272,923
Office Furnishings — 0.0%
Interface, Inc.	1,026	17,729
Steelcase, Inc., Class A	1,397	20,243
		37,972
Office/Business Equipment — 0.0%
Seiko Epson Corp.	1,400	24,629
Xerox Holdings Corp.	1,333	14,350
		38,979
Oil & Gas — 2.5%
BP PLC	6,700	39,514
Chevron Corp.	3,072	492,964
ConocoPhillips	1,615	179,588
Delek US Holdings, Inc.	610	14,506
Devon Energy Corp.	438	20,599
ENEOS Holdings, Inc.	8,500	44,832
EOG Resources, Inc.	440	55,792
EQT Corp.	2,588	89,312
Exxon Mobil Corp.	3,083	365,613
Helmerich & Payne, Inc.	424	17,138
Idemitsu Kosan Co., Ltd.	6,700	44,630
Imperial Oil, Ltd.	800	57,312
Inpex Corp.	4,710	73,041
Marathon Oil Corp.	429	12,033
Marathon Petroleum Corp.	689	121,967
MEG Energy Corp.†	1,700	35,228
Murphy Oil Corp.	953	39,435
Noble Corp. PLC	560	26,443
Noble Corp. PLC	9	422
Occidental Petroleum Corp.	614	37,343
Par Pacific Holdings, Inc.†	437	11,602
PetroChina Co., Ltd.	70,000	61,168
Phillips 66	760	110,565
Range Resources Corp.	144	4,497
Repsol SA	4,198	59,746
SandRidge Energy, Inc.	1,657	22,519
Shell PLC	4,629	168,834
SM Energy Co.	901	41,626
TotalEnergies SE	2,263	152,621
VAALCO Energy, Inc.	1,941	13,898
Valero Energy Corp.	242	39,136
Weatherford International PLC†	231	27,226
		2,481,150
Security Description	Shares or Principal Amount	Value

Oil & Gas Services — 0.1%
Baker Hughes Co.	514	$ 19,902
DNOW, Inc.†	2,705	41,549
Newpark Resources, Inc.†	2,262	18,684
NOV, Inc.	145	3,019
		83,154
Packaging & Containers — 0.2%
Amcor PLC	1,058	11,141
Berry Global Group, Inc.	76	4,995
Crown Holdings, Inc.	1,746	154,870
Gerresheimer AG	395	40,887
Graphic Packaging Holding Co.	225	6,772
Pactiv Evergreen, Inc.	1,062	13,955
		232,620
Pharmaceuticals — 5.2%
AbbVie, Inc.	3,308	613,039
Aduro Biotech Holding, Inc. CVR†(1)	460	0
Agios Pharmaceuticals, Inc.†	240	11,136
Akebia Therapeutics, Inc.†	2,026	2,796
Alkermes PLC†	648	17,703
Amneal Pharmaceuticals, Inc.†	1,166	8,547
Amphastar Pharmaceuticals, Inc.†	383	16,668
Anika Therapeutics, Inc.†	237	6,458
AstraZeneca PLC	863	136,825
Bristol-Myers Squibb Co.	1,135	53,981
Cardinal Health, Inc.	974	98,208
Catalyst Pharmaceuticals, Inc.†	486	8,379
Cencora, Inc.	531	126,314
Chugai Pharmaceutical Co., Ltd.	1,400	61,258
Cigna Group	208	72,523
Collegium Pharmaceutical, Inc.†	262	10,105
Corbus Pharmaceuticals Holdings, Inc.†	48	2,855
Corcept Therapeutics, Inc.†	340	13,148
Daiichi Sankyo Co., Ltd.	2,400	97,677
Eli Lilly & Co.	945	760,035
Fennec Pharmaceuticals, Inc.†	543	3,513
G1 Therapeutics, Inc.†	1,623	6,963
Galderma Group AG†	96	7,551
GSK PLC	8,400	162,674
Gyre Therapeutics, Inc.†	188	2,720
Harmony Biosciences Holdings, Inc.†	362	12,257
Henry Schein, Inc.†	94	6,762
Heron Therapeutics, Inc.†	1,100	3,267
Hikma Pharmaceuticals PLC	1,990	48,507
Ipsen SA	239	26,837
Ironwood Pharmaceuticals, Inc.†	1,067	7,288
Johnson & Johnson	3,704	584,676
MannKind Corp.†	1,505	8,669
McKesson Corp.	121	74,659
Merck & Co., Inc.	4,257	481,594
Nature's Sunshine Products, Inc.†	964	16,494
Novartis AG	2,951	330,820
Novo Nordisk A/S, Class B	3,520	466,412
Ono Pharmaceutical Co., Ltd.	1,600	23,895
Otsuka Holdings Co., Ltd.	1,000	51,740
Owens & Minor, Inc.†	814	13,366
PetIQ, Inc.†	953	20,852
Protagonist Therapeutics, Inc.†	290	10,858
Recordati Industria Chimica e Farmaceutica SpA	543	29,571
Rhythm Pharmaceuticals, Inc.†	246	11,860
Roche Holding AG	747	241,952
Sandoz Group AG	36	1,566

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Sanofi SA	1,454	$ 149,531
Shionogi & Co., Ltd.	700	30,797
SIGA Technologies, Inc.	617	6,158
Spectrum Pharmaceuticals, Inc.†(1)	2,839	0
Teva Pharmaceutical Industries, Ltd. ADR†	1,952	34,023
UCB SA	110	18,416
USANA Health Sciences, Inc.†	214	9,544
Vanda Pharmaceuticals, Inc.†	900	5,256
Vaxcyte, Inc.†	50	3,945
Viatris, Inc.	871	10,504
Voyager Therapeutics, Inc.†	676	6,212
Y-mAbs Therapeutics, Inc.†	859	10,549
Zoetis, Inc.	1,231	221,629
		5,281,542
Pipelines — 0.2%
Antero Midstream Corp.	333	4,782
Cheniere Energy, Inc.	167	30,501
Kinder Morgan, Inc.	6,734	142,289
Williams Cos., Inc.	624	26,795
		204,367
Private Equity — 0.2%
3i Group PLC	2,949	118,444
Carlyle Group, Inc.	228	11,341
Eurazeo SE	523	41,100
Onex Corp.	431	29,535
		200,420
Real Estate — 0.3%
Daito Trust Construction Co., Ltd.	1,031	124,185
Kennedy-Wilson Holdings, Inc.	1,363	14,189
RMR Group, Inc., Class A	543	14,085
Swire Pacific, Ltd., Class A	13,300	114,639
		267,098
REITS — 0.8%
Alexander's, Inc.	47	11,388
American Assets Trust, Inc.	654	17,344
American Tower Corp.	982	216,433
Boardwalk Real Estate Investment Trust	601	33,954
Brandywine Realty Trust	2,428	12,237
DiamondRock Hospitality Co.	2,646	21,777
Diversified Healthcare Trust	5,828	19,465
Equinix, Inc.	318	251,296
Farmland Partners, Inc.	1,413	15,006
Innovative Industrial Properties, Inc.	173	21,246
Ladder Capital Corp.	1,271	15,252
National Health Investors, Inc.	317	23,731
Pebblebrook Hotel Trust	847	11,595
Piedmont Office Realty Trust, Inc., Class A	1,053	9,108
Ryman Hospitality Properties, Inc.	104	10,453
Sabra Health Care REIT, Inc.	1,629	26,439
Summit Hotel Properties, Inc.	2,715	17,213
Tanger, Inc.	681	19,681
TPG RE Finance Trust, Inc.	1,636	14,299
		767,917
Retail — 2.8%
Abercrombie & Fitch Co., Class A†	245	36,133
American Eagle Outfitters, Inc.	1,166	25,710
Arcos Dorados Holdings, Inc.	3,300	31,878
Associated British Foods PLC	1,274	40,605
Security Description	Shares or Principal Amount	Value

Retail (continued)
AutoNation, Inc.†	56	$ 10,680
AutoZone, Inc.†	11	34,471
Bath & Body Works, Inc.	163	5,990
Best Buy Co., Inc.	747	64,631
BJ's Wholesale Club Holdings, Inc.†	45	3,958
BlueLinx Holdings, Inc.†	328	39,554
CarMax, Inc.†	114	9,626
Carvana Co.†	213	28,378
Cie Financiere Richemont SA, Class A	660	100,528
Cracker Barrel Old Country Store, Inc.	71	3,254
Darden Restaurants, Inc.	83	12,142
Dick's Sporting Goods, Inc.	146	31,587
Dillard's, Inc., Class A	52	20,727
Dollar General Corp.	152	18,299
Dollar Tree, Inc.†	149	15,547
Dollarama, Inc.	400	37,498
Domino's Pizza, Inc.	90	38,583
Genesco, Inc.†	227	6,998
Genuine Parts Co.	102	15,005
Home Depot, Inc.	623	229,364
Industria de Diseno Textil SA	3,070	148,761
JD Sports Fashion PLC	5,395	9,148
Lowe's Cos., Inc.	549	134,785
Macy's, Inc.	676	11,681
McDonald's Corp.	321	85,193
Movado Group, Inc.	382	9,894
Murphy USA, Inc.	13	6,564
Next PLC	351	41,004
Pandora A/S	530	83,052
Patrick Industries, Inc.	210	26,893
Penske Automotive Group, Inc.	55	9,576
Signet Jewelers, Ltd.	286	24,061
Target Corp.	1,779	267,579
TJX Cos., Inc.	4,374	494,350
Tokyo Gas Co., Ltd.	5,500	120,900
Ulta Beauty, Inc.†	33	12,041
Vera Bradley, Inc.†	2,409	16,574
Walmart, Inc.	6,737	462,428
Williams-Sonoma, Inc.	80	12,374
		2,838,004
Savings & Loans — 0.1%
Axos Financial, Inc.†	595	43,441
Berkshire Hills Bancorp, Inc.	637	17,581
Flushing Financial Corp.	637	9,383
HomeTrust Bancshares, Inc.	362	12,840
Northfield Bancorp, Inc.	882	11,034
		94,279
Semiconductors — 4.1%
Amkor Technology, Inc.	863	28,186
ASML Holding NV (NASDAQ)	559	523,615
ASML Holding NV (XAMS)	320	293,953
Axcelis Technologies, Inc.†	210	26,534
Broadcom, Inc.	1,332	214,026
Disco Corp.	100	32,717
Infineon Technologies AG	707	24,502
Kulicke & Soffa Industries, Inc.	383	18,066
Marvell Technology, Inc.	1,831	122,640
Microchip Technology, Inc.	277	24,592
Novatek Microelectronics Corp.	2,000	31,878
NVIDIA Corp.	17,651	2,065,520
Onto Innovation, Inc.†	94	17,982

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Photronics, Inc.†	1,276	$ 32,423
QUALCOMM, Inc.	396	71,656
Samsung Electronics Co., Ltd.	1,833	112,701
Skyworks Solutions, Inc.	97	11,021
STMicroelectronics NV	900	29,898
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,470	243,726
Texas Instruments, Inc.	272	55,436
Tokyo Electron, Ltd.	500	100,956
United Microelectronics Corp.	10,000	15,502
		4,097,530
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	29	8,119
Kongsberg Gruppen ASA	468	46,999
		55,118
Software — 5.3%
8x8, Inc.†	2,435	7,500
Adobe, Inc.†	1,126	621,158
Appfolio, Inc., Class A†	85	18,826
Asana, Inc., Class A†	121	1,760
Box, Inc., Class A†	689	19,375
CommVault Systems, Inc.†	414	63,280
DigitalOcean Holdings, Inc.†	493	16,333
Domo, Inc., Class B†	121	1,012
eGain Corp.†	1,020	7,395
Electronic Arts, Inc.	508	76,677
Fiserv, Inc.†	308	50,380
Immersion Corp.	1,748	22,322
Intuit, Inc.	360	233,046
Konami Group Corp.	600	45,135
Microsoft Corp.	6,925	2,897,074
Monday.com, Ltd.†	170	39,068
NetEase, Inc.	1,400	25,802
Oracle Corp.	1,836	256,030
Porch Group, Inc.†(2)	8,529	17,484
Sage Group PLC	4,797	66,923
Salesforce, Inc.	1,208	312,630
SAP SE	916	193,264
Synopsys, Inc.†	200	111,664
Twilio, Inc., Class A†	108	6,386
Vimeo, Inc.†	3,459	13,905
Weave Communications, Inc.†	1,457	14,570
Workday, Inc., Class A†	931	211,449
Yext, Inc.†	1,906	10,979
Zeta Global Holdings Corp., Class A†	1,734	37,142
		5,398,569
Telecommunications — 1.6%
A10 Networks, Inc.	1,657	21,690
Arista Networks, Inc.†	580	200,999
AT&T, Inc.	9,063	174,463
BCE, Inc.	600	20,238
Cisco Systems, Inc.	1,718	83,237
Corning, Inc.	519	20,765
Deutsche Telekom AG	2,829	73,932
Extreme Networks, Inc.†	1,413	20,206
Infinera Corp.†	2,541	15,094
InterDigital, Inc.	184	22,588
Juniper Networks, Inc.	1,800	67,842
KDDI Corp.	1,900	57,100
Koninklijke KPN NV	31,524	124,066
NETGEAR, Inc.†	635	10,084
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Orange SA	5,679	$ 63,005
SK Telecom Co., Ltd.	1,730	67,991
Telefonaktiebolaget LM Ericsson, Class B	11,518	78,824
Telefonica SA	13,000	58,775
Telenor ASA	6,091	72,578
T-Mobile US, Inc.	592	107,910
Verizon Communications, Inc.	5,297	214,635
		1,576,022
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	102	6,575
JAKKS Pacific, Inc.†	741	15,590
Nintendo Co., Ltd.	2,400	133,335
		155,500
Transportation — 1.0%
Ardmore Shipping Corp.	831	18,016
C.H. Robinson Worldwide, Inc.	600	53,430
Canadian Pacific Kansas City, Ltd.	1,370	114,833
CSX Corp.	1,430	50,193
DHT Holdings, Inc.	1,694	19,904
FedEx Corp.	179	54,103
International Seaways, Inc.	307	17,192
Kawasaki Kisen Kaisha, Ltd.	3,000	46,721
Matson, Inc.	101	13,404
Nippon Yusen KK	1,100	35,764
Scorpio Tankers, Inc.	254	19,477
Teekay Tankers, Ltd., Class A	477	31,215
TFI International, Inc.	200	31,131
Union Pacific Corp.	1,256	309,893
United Parcel Service, Inc., Class B	1,175	153,185
		968,461
Trucking & Leasing — 0.0%
Greenbrier Cos., Inc.	129	6,580
Water — 0.0%
Consolidated Water Co., Ltd.	1,126	32,722
United Utilities Group PLC	1,010	13,430
		46,152
Total Common Stocks (cost $48,725,050)		66,318,629
CORPORATE BONDS & NOTES — 11.6%
Aerospace/Defense — 0.4%
Lockheed Martin Corp.
5.20%, 02/15/2064	$ 10,000	9,824
Northrop Grumman Corp.
2.93%, 01/15/2025	385,000	380,618
RTX Corp.
6.00%, 03/15/2031	10,000	10,640
		401,082
Agriculture — 0.2%
Altria Group, Inc.
6.88%, 11/01/2033	90,000	99,833
BAT Capital Corp.
6.00%, 02/20/2034	50,000	52,015
Philip Morris International, Inc.
4.88%, 02/13/2029	10,000	10,059
5.25%, 02/13/2034	10,000	10,077
		171,984

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Auto Manufacturers — 0.0%
Ford Motor Co.
6.10%, 08/19/2032	$ 20,000	$ 20,240
Banks — 1.8%
Bank of America Corp.
3.50%, 04/19/2026	365,000	357,300
Citigroup, Inc.
3.20%, 10/21/2026	255,000	246,215
Goldman Sachs Group, Inc.
4.80%, 07/08/2044	385,000	356,478
JPMorgan Chase & Co.
5.40%, 01/06/2042	235,000	241,288
US Bancorp
1.38%, 07/22/2030	325,000	269,570
Wells Fargo & Co.
3.00%, 10/23/2026	250,000	240,569
5.56%, 07/25/2034	110,000	112,463
		1,823,883
Beverages — 0.4%
PepsiCo, Inc.
2.25%, 03/19/2025	390,000	382,836
Biotechnology — 0.4%
Gilead Sciences, Inc.
2.95%, 03/01/2027	395,000	379,682
Commercial Services — 0.2%
PayPal Holdings, Inc.
1.65%, 06/01/2025	250,000	242,839
Computers — 0.3%
Apple, Inc.
3.75%, 11/13/2047	350,000	288,449
Diversified Financial Services — 1.1%
American Express Co.
4.42%, 08/03/2033	250,000	241,121
Capital One Financial Corp.
3.20%, 02/05/2025	335,000	331,083
Charles Schwab Corp.
5.88%, 08/24/2026	40,000	40,750
6.14%, 08/24/2034	10,000	10,590
Mastercard, Inc.
3.30%, 03/26/2027	245,000	238,249
Visa, Inc.
4.30%, 12/14/2045	245,000	218,887
		1,080,680
Electronics — 0.0%
Honeywell International, Inc.
5.00%, 03/01/2035	20,000	20,244
Environmental Control — 0.0%
Waste Connections, Inc.
5.00%, 03/01/2034	10,000	10,041
Healthcare-Products — 0.0%
Solventum Corp.
5.40%, 03/01/2029*	20,000	20,248
5.45%, 03/13/2031*	20,000	20,175
5.90%, 04/30/2054*	20,000	19,649
		60,072
Healthcare-Services — 0.4%
Humana, Inc.
3.70%, 03/23/2029	270,000	258,437
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
UnitedHealth Group, Inc.
3.70%, 08/15/2049	$ 265,000	$ 203,846
		462,283
Insurance — 0.2%
Aon North America, Inc.
5.45%, 03/01/2034	30,000	30,618
Prudential Financial, Inc.
4.60%, 05/15/2044	260,000	234,856
		265,474
Lodging — 0.0%
Las Vegas Sands Corp.
6.00%, 08/15/2029	10,000	10,186
Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.55%, 06/01/2034	260,000	266,691
Comcast Corp.
2.89%, 11/01/2051	370,000	237,212
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	515,000	501,264
		1,005,167
Oil & Gas — 0.5%
Chevron USA, Inc.
3.90%, 11/15/2024	220,000	218,942
Exxon Mobil Corp.
3.57%, 03/06/2045	290,000	229,083
Occidental Petroleum Corp.
6.60%, 03/15/2046	20,000	21,301
		469,326
Pharmaceuticals — 0.7%
AbbVie, Inc.
4.80%, 03/15/2029	20,000	20,262
4.95%, 03/15/2031	10,000	10,197
5.05%, 03/15/2034	10,000	10,184
Becton Dickinson & Co.
3.70%, 06/06/2027	230,000	224,000
Bristol-Myers Squibb Co.
5.10%, 02/22/2031	10,000	10,250
5.20%, 02/22/2034	20,000	20,483
5.55%, 02/22/2054	10,000	10,131
5.65%, 02/22/2064	10,000	10,065
Cigna Group
1.25%, 03/15/2026	100,000	94,398
CVS Health Corp.
4.78%, 03/25/2038	255,000	234,228
Eli Lilly & Co.
4.70%, 02/09/2034	20,000	20,049
5.10%, 02/09/2064	30,000	29,257
		693,504
Pipelines — 0.7%
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033*	40,000	41,833
Enterprise Products Operating LLC
3.75%, 02/15/2025	365,000	362,084
MPLX LP
2.65%, 08/15/2030	295,000	260,473

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
ONEOK, Inc.
5.55%, 11/01/2026	$ 20,000	$ 20,279
5.65%, 11/01/2028	20,000	20,619
		705,288
Retail — 1.0%
Home Depot, Inc.
3.00%, 04/01/2026	220,000	214,355
Lowe's Cos, Inc.
3.75%, 04/01/2032	270,000	250,388
McDonald's Corp.
3.38%, 05/26/2025	255,000	251,375
TJX Cos., Inc.
2.25%, 09/15/2026	270,000	257,203
		973,321
Semiconductors — 0.6%
Intel Corp.
3.90%, 03/25/2030	240,000	230,024
NVIDIA Corp.
3.20%, 09/16/2026	385,000	375,786
		605,810
Software — 0.4%
Oracle Corp.
2.50%, 04/01/2025	375,000	367,870
3.60%, 04/01/2050	20,000	14,338
		382,208
Telecommunications — 0.6%
AT&T, Inc.
5.35%, 09/01/2040	240,000	236,097
T-Mobile USA, Inc.
2.63%, 02/15/2029	300,000	273,489
5.15%, 04/15/2034	10,000	10,073
Verizon Communications, Inc.
2.88%, 11/20/2050	125,000	80,840
		600,499
Transportation — 0.7%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	295,000	223,995
CSX Corp.
3.80%, 03/01/2028	245,000	238,933
FedEx Corp.
4.75%, 11/15/2045	275,000	244,094
		707,022
Total Corporate Bonds & Notes (cost $12,746,426)		11,762,120
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Commercial and Residential — 0.1%
NYC Trust FRS
Series 2024-3ELV, Class A 7.32%, (TSFR1M+1.99%), 08/15/2029*	100,000	99,740
U.S. Government Agency — 0.0%
Government National Mtg. Assoc. FRS
Series 2019-H13, Class FT 5.65%, (H15T1Y+0.45%), 08/20/2069	25,120	25,075
Total Collateralized Mortgage Obligations (cost $124,752)		124,815
Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 16.2%
U.S. Government — 14.7%
United States Treasury Bonds
1.13%, 05/15/2040	$ 735,000	$ 469,625
1.25%, 05/15/2050	780,000	400,573
2.00%, 02/15/2050	230,000	144,469
2.75%, 11/15/2047	855,000	642,352
3.00%, 08/15/2048	1,020,000	798,987
3.38%, 05/15/2044	825,000	708,340
3.63%, 02/15/2053	340,000	298,629
3.88%, 05/15/2043	330,000	307,106
4.00%, 11/15/2052	100,000	94,070
4.13%, 08/15/2053	50,000	48,086
4.25%, 02/15/2054	240,000	236,025
4.38%, 08/15/2043	90,000	89,560
4.63%, 05/15/2044	90,000	92,433
4.75%, 11/15/2043 to 11/15/2053	300,000	319,284
United States Treasury Notes
1.63%, 08/15/2029	770,000	689,721
2.00%, 11/15/2026	370,000	352,541
2.25%, 02/15/2027	1,330,000	1,270,098
2.63%, 02/15/2029	530,000	500,788
2.88%, 08/15/2028 to 05/15/2032	705,000	664,419
3.25%, 06/30/2027	770,000	752,976
3.50%, 04/30/2028 to 02/15/2033	1,385,000	1,345,839
4.00%, 07/31/2030 to 01/31/2031	2,250,000	2,254,334
4.13%, 01/31/2025 to 08/31/2030	590,000	591,268
4.25%, 10/15/2025 to 06/30/2031	630,000	636,235
4.50%, 05/15/2027	210,000	212,166
4.63%, 03/15/2026 to 05/31/2031	860,000	891,848
		14,811,772
U.S. Government Agency — 1.5%
Federal Home Loan Mtg. Corp.
2.00%, 09/01/2040 to 03/01/2041	129,261	111,121
5.00%, 04/01/2053	92,266	91,751
Federal National Mtg. Assoc.
1.50%, 11/01/2041	82,018	67,610
2.00%, 10/01/2040 to 08/01/2042	245,961	210,851
2.50%, 03/01/2042 to 06/01/2051	395,550	340,471
3.00%, 05/01/2042 to 07/01/2051	223,185	198,662
3.50%, 04/01/2052	120,860	110,445
5.50%, 01/01/2053	57,056	57,185
Government National Mtg. Assoc.
2.00%, 10/20/2050	125,558	104,159
2.50%, 01/20/2053	61,745	53,163
3.00%, 03/20/2052	82,975	74,060
5.50%, 01/20/2053	88,516	88,796
		1,508,274
Total U.S. Government & Agency Obligations (cost $17,398,827)		16,320,046
UNAFFILIATED INVESTMENT COMPANIES — 5.0%
iShares Core High Dividend ETF	3,496	401,446
iShares Core S&P 500 ETF	7,305	4,042,002
iShares MSCI USA Momentum Factor ETF	2,222	424,335
iShares Russell 1000 Value ETF	730	133,875
Total Unaffiliated Investment Companies (cost $4,030,680)		5,001,658
Total Long-Term Investment Securities (cost $83,025,735)		99,527,268

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.2%
Unaffiliated Investment Companies — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(3) (cost $1,180,846)	1,180,846	$ 1,180,846
TOTAL INVESTMENTS (cost $84,206,581)(4)	99.7%	100,708,114
Other assets less liabilities	0.3	342,175
NET ASSETS	100.0%	$101,050,289
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Franklin Tactical Opportunities Portfolio has no right to demand registration of these securities. At July 31, 2024, the aggregate value of these securities was $484,955 representing 0.5% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Porch Group, Inc.	07/19/2024	8,529	$16,473	$17,484	$2.05	0.0%
(3)	The rate shown is the 7-day yield as of July 31, 2024.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
NASDAQ—National Association of Securities Dealers Automated Quotations
NES—Non-voting Equity Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
7	Long	U.S. Treasury 10 Year Notes	September 2024	$767,621	$782,687	$15,066
2	Long	U.S. Treasury 2 Year Notes	September 2024	407,824	410,735	2,911
						$17,977
						Unrealized (Depreciation)
2	Short	U.S. Treasury 5 Year Notes	September 2024	$213,168	$215,781	$(2,613)
		Net Unrealized Appreciation (Depreciation)				$15,364
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$23,847	$43,836	$—	$67,683
Aerospace/Defense	916,913	290,763	—	1,207,676
Agriculture	291,371	38,355	—	329,726
Apparel	82,655	224,199	—	306,854
Auto Manufacturers	380,003	410,100	—	790,103
Auto Parts & Equipment	10,640	64,696	—	75,336
Banks	2,899,046	1,853,086	—	4,752,132
Beverages	610,314	117,630	—	727,944
Biotechnology	554,439	31,388	887	586,714
Building Materials	405,372	234,002	—	639,374
Chemicals	1,154,191	330,035	—	1,484,226
Commercial Services	1,202,336	345,318	—	1,547,654
Computers	2,921,343	195,756	—	3,117,099
Cosmetics/Personal Care	505,653	244,638	—	750,291
Distribution/Wholesale	387,081	309,737	—	696,818
Diversified Financial Services	2,172,316	128,357	—	2,300,673
Electric	941,064	332,932	—	1,273,996
Electrical Components & Equipment	798,501	256,112	—	1,054,613
Electronics	542,781	423,051	—	965,832
Engineering & Construction	100,361	167,918	—	268,279
Entertainment	57,471	78,754	—	136,225
Food	1,035,649	594,600	—	1,630,249
Food Service	—	112,082	—	112,082
Forest Products & Paper	112,471	66,581	—	179,052
Gas	51,460	114,951	—	166,411
Hand/Machine Tools	19,068	58,821	—	77,889
Healthcare-Products	1,956,414	182,841	—	2,139,255
Home Builders	269,105	38,607	—	307,712
Home Furnishings	—	130,802	—	130,802
Insurance	2,303,621	902,317	—	3,205,938
Internet	5,459,457	108,994	—	5,568,451
Investment Companies	32,005	160,165	—	192,170
Iron/Steel	148,900	103,003	65	251,968
Lodging	9,883	80,522	—	90,405
Machinery-Construction & Mining	309,448	271,375	—	580,823
Machinery-Diversified	185,856	185,738	—	371,594
Media	465,300	40,656	—	505,956
Mining	91,856	224,296	—	316,152
Miscellaneous Manufacturing	105,747	167,176	—	272,923
Office/Business Equipment	14,350	24,629	—	38,979
Oil & Gas	1,836,342	644,808	—	2,481,150
Packaging & Containers	191,733	40,887	—	232,620
Pharmaceuticals	3,395,513	1,886,029	0	5,281,542
Private Equity	40,876	159,544	—	200,420
Real Estate	28,274	238,824	—	267,098
Retail	2,294,006	543,998	—	2,838,004
Semiconductors	3,455,423	642,107	—	4,097,530
Shipbuilding	8,119	46,999	—	55,118
Software	5,067,445	331,124	—	5,398,569
Telecommunications	979,751	596,271	—	1,576,022
Toys/Games/Hobbies	22,165	133,335	—	155,500
Transportation	885,976	82,485	—	968,461
Water	32,722	13,430	—	46,152
Other Industries	3,502,384	—	—	3,502,384
Corporate Bonds & Notes	—	11,762,120	—	11,762,120
Collateralized Mortgage Obligations	—	124,815	—	124,815
U.S. Government & Agency Obligations	—	16,320,046	—	16,320,046

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Unaffiliated Investment Companies	$5,001,658	$—	$—	$5,001,658
Short-Term Investments	1,180,846	—	—	1,180,846
Total Investments at Value	$57,451,521	$43,255,641	$952	$100,708,114
Other Financial Instruments:†
Futures Contracts	$17,977	$—	$—	$17,977
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,613	$—	$—	$2,613
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 38.0%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,942,855	$ 18,729,126
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,954,239	19,796,442
Total Domestic Fixed Income Investment Companies (cost $40,604,356)		38,525,568
Domestic Equity Investment Companies — 35.5%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	727,962	28,470,575
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	346,396	5,379,536
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	159,891	2,169,726
Total Domestic Equity Investment Companies (cost $28,567,813)		36,019,837
International Equity Investment Companies — 26.6%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	203,028	2,980,445
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,734,053	$ 23,947,272
Total International Equity Investment Companies (cost $22,943,290)		26,927,717
TOTAL INVESTMENTS (cost $92,115,459)(2)	100.1%	101,473,122
Other assets less liabilities	(0.1)	(66,085)
NET ASSETS	100.0%	$101,407,037
#	The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$101,473,122	$—	$—	$101,473,122
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 44.3%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	909,027	$ 35,552,053
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	437,489	6,794,204
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	333,445	4,524,842
Total Domestic Equity Investment Companies (cost $37,384,957)		46,871,099
International Equity Investment Companies — 32.7%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	353,544	5,190,029
SunAmerica Series Trust SA International Index Portfolio, Class 1	2,128,537	29,395,099
Total International Equity Investment Companies (cost $30,391,394)		34,585,128
Domestic Fixed Income Investment Companies — 23.1%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,233,676	11,892,636
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,241,622	$ 12,577,627
Total Domestic Fixed Income Investment Companies (cost $25,708,083)		24,470,263
TOTAL INVESTMENTS (cost $93,484,434)(2)	100.1%	105,926,490
Other assets less liabilities	(0.1)	(67,697)
NET ASSETS	100.0%	$105,858,793
#	The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$105,926,490	$—	$—	$105,926,490
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 51.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,677,264	$143,817,810
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,130,103	33,080,493
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,516,926	20,584,690
Total Domestic Equity Investment Companies (cost $154,441,669)		197,482,993
International Equity Investment Companies — 39.8%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,295,964	19,024,753
SunAmerica Series Trust SA International Index Portfolio, Class 1	9,731,627	134,393,760
Total International Equity Investment Companies (cost $133,715,078)		153,418,513
Domestic Fixed Income Investment Companies — 9.0%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,620,162	15,618,362
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,880,774	$ 19,052,239
Total Domestic Fixed Income Investment Companies (cost $36,020,783)		34,670,601
TOTAL INVESTMENTS (cost $324,177,530)(2)	100.0%	385,572,107
Other assets less liabilities	(0.0)	(153,953)
NET ASSETS	100.0%	$385,418,154
#	The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$385,572,107	$—	$—	$385,572,107
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 69.2%
Advertising — 0.0%
Trade Desk, Inc., Class A†	190	$ 17,077
Aerospace/Defense — 1.9%
Dassault Aviation SA	544	109,621
General Dynamics Corp.	47	14,039
Lockheed Martin Corp.	374	202,678
Northrop Grumman Corp.	59	28,575
Rolls-Royce Holdings PLC†	37,072	213,854
Safran SA	837	183,541
Thales SA	1,065	168,976
		921,284
Agriculture — 0.3%
British American Tobacco PLC	125	4,434
Darling Ingredients, Inc.†	487	19,348
Imperial Brands PLC	646	17,830
Vector Group, Ltd.	9,729	124,337
		165,949
Apparel — 0.1%
Ralph Lauren Corp.	288	50,570
Auto Manufacturers — 1.0%
Ford Motor Co.	1,616	17,485
Honda Motor Co., Ltd.	19,600	209,979
Mazda Motor Corp.	2,300	20,835
PACCAR, Inc.	212	20,916
Tesla, Inc.†	1,056	245,066
		514,281
Auto Parts & Equipment — 1.0%
Aptiv PLC†	112	7,772
Autoliv, Inc.	205	20,734
Goodyear Tire & Rubber Co.†	5,893	68,948
Lear Corp.	2,861	349,156
Sumitomo Electric Industries, Ltd.	2,400	36,683
		483,293
Banks — 3.2%
ABN AMRO Bank NV*	6,718	117,089
ANZ Group Holdings, Ltd.	3,640	69,266
Banco BPM SpA	7,464	51,653
Banco de Sabadell SA	43,004	90,833
Bankinter SA	2,319	19,802
BAWAG Group AG*	787	57,329
Citigroup, Inc.	593	38,474
Credito Emiliano SpA	776	8,493
Cullen/Frost Bankers, Inc.	80	9,365
CVB Financial Corp.	1,624	30,954
First Citizens BancShares, Inc., Class A	43	89,771
Huntington Bancshares, Inc.	4,436	66,318
International Bancshares Corp.	198	13,353
Investec PLC	3,889	30,825
Japan Post Bank Co., Ltd.	3,600	37,528
KBC Ancora	87	4,233
Morgan Stanley	605	62,442
National Australia Bank, Ltd.	16,495	417,138
Skandinaviska Enskilda Banken AB, Class A	286	4,392
State Street Corp.	727	61,773
Swedbank AB, Class A	284	6,038
TBC Bank Group PLC	506	20,158
UBS Group AG	6,501	197,176
Security Description	Shares or Principal Amount	Value

Banks (continued)
UniCredit SpA	596	$ 24,449
US Bancorp	651	29,217
		1,558,069
Beverages — 0.0%
Coca-Cola Consolidated, Inc.	5	5,729
Biotechnology — 1.1%
Biogen, Inc.†	60	12,792
Corteva, Inc.	288	16,157
Genmab A/S†	242	68,432
Gilead Sciences, Inc.	3,237	246,206
Incyte Corp.†	79	5,141
Moderna, Inc.†	41	4,888
Regeneron Pharmaceuticals, Inc.†	42	45,326
Sarepta Therapeutics, Inc.†	38	5,405
TG Therapeutics, Inc.†	2,218	43,828
Vertex Pharmaceuticals, Inc.†	109	54,033
Viking Therapeutics, Inc.†	499	28,443
		530,651
Building Materials — 0.3%
CRH PLC	410	35,137
Modine Manufacturing Co.†	497	58,477
Trane Technologies PLC	97	32,425
		126,039
Chemicals — 1.0%
Astena Holdings Co., Ltd.	10,300	38,334
Ecolab, Inc.	105	24,222
Linde PLC	201	91,154
RPM International, Inc.	2,313	280,937
Sherwin-Williams Co.	100	35,080
		469,727
Commercial Services — 1.0%
Alarm.com Holdings, Inc.†	1,875	132,281
Cintas Corp.	235	179,526
Cleanspark, Inc.†	278	4,448
FTI Consulting, Inc.†	480	104,626
H&R Block, Inc.	203	11,762
Kyodo Printing Co., Ltd.	1,400	36,369
		469,012
Computers — 4.6%
Apple, Inc.	7,831	1,739,109
Crowdstrike Holdings, Inc., Class A†	317	73,531
Fortinet, Inc.†	269	15,613
Gartner, Inc.†	128	64,152
Lenovo Group, Ltd.	30,000	38,945
SCSK Corp.	300	5,938
Seagate Technology Holdings PLC	2,493	254,710
SRA Holdings	2,500	72,803
Zscaler, Inc.†	37	6,636
		2,271,437
Cosmetics/Personal Care — 0.2%
Procter & Gamble Co.	709	113,979
Distribution/Wholesale — 0.5%
Ferguson PLC (LSE)	1,059	234,238
Ferguson PLC (NYSE)	85	18,925
		253,163

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services — 2.5%
American Express Co.	579	$ 146,510
Ameriprise Financial, Inc.	290	124,720
Capital One Financial Corp.	187	28,312
CME Group, Inc.	1,707	330,663
Coinbase Global, Inc., Class A†	158	35,449
Daiwa Securities Group, Inc.	7,600	63,109
Discover Financial Services	105	15,119
FTAI Aviation, Ltd.	41	4,570
IwaiCosmo Holdings, Inc.	600	8,851
Marusan Securities Co., Ltd.	1,200	8,358
ORIX Corp.	15,200	368,473
SBI Holdings, Inc.	1,000	26,110
Stifel Financial Corp.	352	31,212
Synchrony Financial	174	8,838
Tokai Tokyo Financial Holdings, Inc.	4,800	18,855
Tokyo Century Corp.	800	8,520
		1,227,669
Electric — 0.8%
Black Hills Corp.	88	5,197
Engie SA	8,286	130,230
Entergy Corp.	88	10,205
Eversource Energy	308	19,992
National Grid PLC	1,205	15,319
NextEra Energy, Inc.	785	59,966
PG&E Corp.	2,477	45,205
SSE PLC	210	5,083
WEC Energy Group, Inc.	335	28,830
Xcel Energy, Inc.	1,250	72,850
		392,877
Electrical Components & Equipment — 1.9%
AMETEK, Inc.	1,210	209,911
Eaton Corp. PLC	136	41,451
Legrand SA	3,465	373,694
Schneider Electric SE	1,191	286,550
		911,606
Electronics — 1.0%
ABB, Ltd.	4,279	237,463
Flex, Ltd.†	1,679	53,980
Jabil, Inc.	1,452	163,597
Woodward, Inc.	202	31,510
		486,550
Engineering & Construction — 0.2%
Comfort Systems USA, Inc.	52	17,286
Galliford Try Holdings PLC	4,204	16,582
Limbach Holdings, Inc.†	256	16,312
MasTec, Inc.†	148	16,284
PS Mitsubishi Construction Co., Ltd.	700	4,789
Sata Construction Co., Ltd.	3,500	20,658
Sterling Infrastructure, Inc.†	118	13,731
Strabag SE	104	4,355
		109,997
Entertainment — 0.0%
Rush Street Interactive, Inc.†	2,390	23,924
Food — 0.5%
Fuji Oil Holdings, Inc.	600	12,617
Nestle SA	2,160	219,263
		231,880
Security Description	Shares or Principal Amount	Value

Food Service — 0.0%
Compass Group PLC	443	$ 13,636
Forest Products & Paper — 0.1%
Semapa-Sociedade de Investimento e Gestao	470	7,600
Sylvamo Corp.	758	55,872
		63,472
Gas — 0.0%
Atmos Energy Corp.	115	14,706
Hand/Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	56	11,503
Techtronic Industries Co., Ltd.	4,000	51,743
		63,246
Healthcare-Products — 0.1%
Natera, Inc.†	303	31,024
Penumbra, Inc.†	63	10,527
		41,551
Healthcare-Services — 3.4%
Elevance Health, Inc.	135	71,824
Ensign Group, Inc.	153	21,535
HCA Healthcare, Inc.	82	29,770
IQVIA Holdings, Inc.†	1,734	426,963
Lonza Group AG	341	226,733
Medpace Holdings, Inc.†	303	115,903
Quest Diagnostics, Inc.	2,609	371,261
Tenet Healthcare Corp.†	602	90,119
UnitedHealth Group, Inc.	283	163,053
Universal Health Services, Inc., Class B	826	176,566
		1,693,727
Home Builders — 1.0%
D.R. Horton, Inc.	393	70,713
Daiwa House Industry Co., Ltd.	5,600	160,262
M/I Homes, Inc.†	1,457	243,071
Sekisui House, Ltd.	300	7,529
		481,575
Home Furnishings — 0.2%
Panasonic Holdings Corp.	12,600	100,732
Household Products/Wares — 0.9%
Henkel AG & Co. KGaA	288	22,315
Henkel AG & Co. KGaA (Preference Shares)	4,266	365,191
Kimberly-Clark Corp.	566	76,438
		463,944
Insurance — 4.5%
Allianz SE	91	25,676
Allstate Corp.	157	26,866
Arch Capital Group, Ltd.†	85	8,141
Aviva PLC	2,294	14,780
Berkshire Hathaway, Inc., Class B†	1,486	651,611
Dai-ichi Life Holdings, Inc.	600	18,441
Equitable Holdings, Inc.	150	6,541
Genworth Financial, Inc.,†	1,735	11,746
Insurance Australia Group, Ltd.	16,419	79,447
Mercury General Corp.	200	11,974
MetLife, Inc.	268	20,596
MS&AD Insurance Group Holdings, Inc.	17,600	414,257
Muenchener Rueckversicherungs-Gesellschaft AG	797	392,661
Progressive Corp.	1,851	396,336
Sompo Holdings, Inc.	4,500	102,690

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Travelers Cos., Inc.	95	$ 20,562
W.R. Berkley Corp.	124	6,836
		2,209,161
Internet — 5.7%
Alphabet, Inc., Class A	2,377	407,751
Alphabet, Inc., Class C	2,379	411,924
Amazon.com, Inc.†	3,766	704,167
Chewy, Inc., Class A†	1,309	31,652
Figs, Inc., Class A†	2,282	14,833
fuboTV, Inc.†	14,748	21,532
LifeMD, Inc.†	2,613	18,631
Maplebear, Inc.†	602	20,763
Meta Platforms, Inc., Class A	1,026	487,175
Netflix, Inc.†	693	435,446
Pinterest, Inc., Class A†	244	7,796
Robinhood Markets, Inc., Class A†	4,808	98,900
Trend Micro, Inc.	500	23,972
Uber Technologies, Inc.†	1,290	83,166
VeriSign, Inc.†	222	41,516
		2,809,224
Investment Companies — 0.8%
Investor AB, Class B	13,802	391,049
Iron/Steel — 0.2%
Carpenter Technology Corp.	256	37,342
Fortescue, Ltd.	4,368	54,336
SSAB AB, Class B	1,276	6,449
		98,127
Leisure Time — 0.5%
Carnival Corp.†	15,204	253,299
Machinery-Construction & Mining — 0.6%
Mitsubishi Electric Corp.	10,400	174,580
Modec, Inc.	6,500	123,222
		297,802
Machinery-Diversified — 0.3%
Atlas Copco AB, Class B	926	14,465
Otis Worldwide Corp.	64	6,048
Sintokogio, Ltd.	14,600	109,135
Westinghouse Air Brake Technologies Corp.	258	41,577
		171,225
Media — 0.1%
Paramount Global, Class B	4,143	47,313
Mining — 0.9%
BHP Group, Ltd. (ASX)	9,629	267,342
BHP Group, Ltd. (LSE)	1,684	46,523
Central Asia Metals PLC	3,745	9,519
Glencore PLC	11,687	64,703
Hecla Mining Co.	6,303	36,431
Kenmare Resources PLC	8,034	33,674
		458,192
Miscellaneous Manufacturing — 1.6%
Beijer Alma AB, Class B	3,267	66,792
Fabrinet†	1,157	255,188
Illinois Tool Works, Inc.	228	56,380
Parker-Hannifin Corp.	480	269,357
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing (continued)
Siemens AG	579	$ 106,134
Smiths Group PLC	1,139	26,123
		779,974
Multi-National — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,416	78,109
Oil & Gas — 1.6%
BP PLC ADR	4,304	152,318
Chord Energy Corp.	398	68,321
ConocoPhillips	3,528	392,314
Devon Energy Corp.	2,606	122,560
Shell PLC	1,952	71,221
		806,734
Oil & Gas Services — 0.1%
Halliburton Co.	142	4,924
Tidewater, Inc.†	353	34,933
		39,857
Pharmaceuticals — 4.3%
AstraZeneca PLC ADR	1,318	104,320
Bristol-Myers Squibb Co.	1,129	53,695
Eli Lilly & Co.	69	55,495
Johnson & Johnson	1,451	229,040
Merck & Co., Inc.	367	41,519
Neurocrine Biosciences, Inc.†	586	82,960
Novartis AG	2,660	298,198
Novo Nordisk A/S, Class B	3,507	464,690
Otsuka Holdings Co., Ltd.	100	5,174
Pfizer, Inc.	4,185	127,810
Roche Holding AG	1,005	325,517
Sanofi SA	2,094	215,349
Zoetis, Inc.	531	95,601
		2,099,368
Pipelines — 0.1%
Excelerate Energy, Inc., Class A	1,996	40,180
Real Estate — 0.8%
Nomura Real Estate Holdings, Inc.	13,400	375,722
Swire Pacific, Ltd., Class B	12,500	16,228
		391,950
REITS — 1.4%
Arbor Realty Trust, Inc.	3,027	40,865
AvalonBay Communities, Inc.	1,586	325,003
Camden Property Trust	467	51,720
Chatham Lodging Trust	7,755	68,167
Equity Residential	156	10,862
Extra Space Storage, Inc.	86	13,727
Host Hotels & Resorts, Inc.	830	14,533
Lamar Advertising Co., Class A	35	4,195
Park Hotels & Resorts, Inc.	9,396	141,504
		670,576
Retail — 3.3%
Abercrombie & Fitch Co., Class A†	272	40,115
American Eagle Outfitters, Inc.	3,947	87,031
CarMax, Inc.†	211	17,817
Cato Corp., Class A	14,052	71,946
Costco Wholesale Corp.	470	386,340
Darden Restaurants, Inc.	106	15,507
Industria de Diseno Textil SA	5,101	247,175
Lowe's Cos., Inc.	236	57,940

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Pandora A/S	752	$ 117,840
Ross Stores, Inc.	1,285	184,051
Target Corp.	2,562	385,350
Wingstop, Inc.	70	26,172
		1,637,284
Semiconductors — 4.5%
Applied Materials, Inc.	328	69,602
ASM International NV	229	157,920
ASML Holding NV	480	440,929
BE Semiconductor Industries NV	482	62,578
Broadcom, Inc.	1,570	252,268
KLA Corp.	66	54,323
NVIDIA Corp.	8,564	1,002,159
ON Semiconductor Corp.†	180	14,085
Texas Instruments, Inc.	555	113,114
Tokyo Electron, Ltd.	200	40,382
		2,207,360
Shipbuilding — 0.4%
Kongsberg Gruppen ASA	1,339	134,468
Yangzijiang Shipbuilding Holdings, Ltd.	40,100	80,677
		215,145
Software — 6.3%
ACI Worldwide, Inc.†	8,257	356,950
Adobe, Inc.†	177	97,642
CommVault Systems, Inc.†	337	51,510
Dassault Systemes SE	1,538	58,237
Fiserv, Inc.†	2,529	413,669
HubSpot, Inc.†	144	71,572
Microsoft Corp.	3,309	1,384,320
Nutanix, Inc., Class A†	266	13,436
Oracle Corp.	633	88,272
Roper Technologies, Inc.	22	11,985
SAP SE	2,111	445,393
ServiceNow, Inc.†	136	110,757
		3,103,743
Telecommunications — 0.4%
Cisco Systems, Inc.	1,727	83,673
Motorola Solutions, Inc.	72	28,722
Nippon Telegraph & Telephone Corp.	86,600	92,375
		204,770
Transportation — 1.7%
Dorian LPG, Ltd.	1,715	70,075
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Hafnia, Ltd.	811	$ 6,402
Iino Kaiun Kaisha, Ltd.	3,600	30,613
Mitsui OSK Lines, Ltd.	10,700	341,812
Nippon Yusen KK	4,600	149,557
United Parcel Service, Inc., Class B	1,786	232,841
		831,300
Total Common Stocks (cost $28,806,073)		34,113,094
UNAFFILIATED INVESTMENT COMPANIES — 3.6%
Energy Select Sector SPDR Fund	879	81,932
Industrial Select Sector SPDR Fund	1,712	218,896
iShares Global Infrastructure ETF	14,763	739,183
Vanguard Real Estate ETF	7,984	721,834
Total Unaffiliated Investment Companies (cost $1,654,857)		1,761,845
Total Long-Term Investment Securities (cost $30,460,930)		35,874,939
SHORT-TERM INVESTMENTS — 25.2%
Unaffiliated Investment Companies — 25.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(1) (cost $12,422,284)	12,422,284	12,422,284
TOTAL INVESTMENTS (cost $42,883,214)(2)	98.0%	48,297,223
Other assets less liabilities	2.0	991,673
NET ASSETS	100.0%	$49,288,896
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Multi-Asset Insights Portfolio has no right to demand registration of these securities. At July 31, 2024, the aggregate value of these securities was $174,418 representing 0.4% of net assets.
(1)	The rate shown is the 7-day yield as of July 31, 2024.
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
ETF—Exchange Traded Fund
LSE—London Stock Exchange
NYSE—New York Stock Exchange

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX North America Investment Grade Index	0.5167	6,200,000	USD	6,200,000	1.000%	Quarterly	Jun 2029	$129,454	$2,571	$132,025
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
13	Long	MSCI Emerging Markets Index	September 2024	$ 704,872	$ 712,726	$ 7,854
1	Long	S&P 500 E-Mini Index	September 2024	275,126	277,900	2,774
1	Long	TOPIX Index	September 2024	185,450	186,709	1,259
144	Long	U.S. Treasury 10 Year Notes	September 2024	15,712,310	16,101,000	388,690
						$400,577
						Unrealized (Depreciation)
1	Long	Euro STOXX 50 Index	September 2024	$53,210	$53,008	$ (202)
		Net Unrealized Appreciation (Depreciation)				$400,375
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	SEK	550,067	USD	51,027	08/02/2024	$—	$(337)
JPMorgan Chase Bank, N.A.	AUD	71,310	USD	46,628	08/02/2024	—	(5)
Morgan Stanley & Co., Inc.	DKK	259,103	USD	37,539	08/02/2024	—	(37)
Unrealized Appreciation (Depreciation)						$—	$(379)
AUD—Australian Dollar
DKK—Danish Krone
SEK—Swedish Krona
USD—United States Dollar
Industry Allocation*
Short-Term Investments	25.2%
Software	6.3
Internet	5.7
Computers	4.6
Insurance	4.5
Semiconductors	4.5
Pharmaceuticals	4.3
Unaffiliated Investment Companies	3.6
Healthcare-Services	3.4
Retail	3.3

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Industry Allocation*(continued)
Banks	3.2%
Diversified Financial Services	2.5
Aerospace/Defense	1.9
Electrical Components & Equipment	1.9
Transportation	1.7
Oil & Gas	1.6
Miscellaneous Manufacturing	1.6
REITS	1.4
Biotechnology	1.1
Auto Manufacturers	1.0
Electronics	1.0
Auto Parts & Equipment	1.0
Home Builders	1.0
Chemicals	1.0
Commercial Services	1.0
Household Products/Wares	0.9
Mining	0.9
Electric	0.8
Real Estate	0.8
Investment Companies	0.8
Machinery-Construction & Mining	0.6
Leisure Time	0.5
Distribution/Wholesale	0.5
Food	0.5
Shipbuilding	0.4
Telecommunications	0.4
Machinery-Diversified	0.3
Agriculture	0.3
Building Materials	0.3
Cosmetics/Personal Care	0.2
Engineering & Construction	0.2
Home Furnishings	0.2
Iron/Steel	0.2
Multi-National	0.2
Forest Products & Paper	0.1
Hand/Machine Tools	0.1
Apparel	0.1
Media	0.1
Healthcare-Products	0.1
Pipelines	0.1
Oil & Gas Services	0.1
98.0%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$245,292	$675,992	$—	$921,284
Agriculture	143,685	22,264	—	165,949
Auto Manufacturers	283,467	230,814	—	514,281
Auto Parts & Equipment	446,610	36,683	—	483,293
Banks	401,667	1,156,402	—	1,558,069
Biotechnology	462,219	68,432	—	530,651
Chemicals	431,393	38,334	—	469,727
Commercial Services	432,643	36,369	—	469,012
Computers	2,153,751	117,686	—	2,271,437
Distribution/Wholesale	18,925	234,238	—	253,163
Diversified Financial Services	725,393	502,276	—	1,227,669
Electric	242,245	150,632	—	392,877
Electrical Components & Equipment	251,362	660,244	—	911,606

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Electronics	$249,087	$237,463	$—	$486,550
Engineering & Construction	63,613	46,384	—	109,997
Food	—	231,880	—	231,880
Food Service	—	13,636	—	13,636
Forest Products & Paper	55,872	7,600	—	63,472
Hand/Machine Tools	11,503	51,743	—	63,246
Healthcare-Services	1,466,994	226,733	—	1,693,727
Home Builders	313,784	167,791	—	481,575
Home Furnishings	—	100,732	—	100,732
Household Products/Wares	76,438	387,506	—	463,944
Insurance	1,161,209	1,047,952	—	2,209,161
Internet	2,785,252	23,972	—	2,809,224
Investment Companies	—	391,049	—	391,049
Iron/Steel	37,342	60,785	—	98,127
Machinery-Construction & Mining	—	297,802	—	297,802
Machinery-Diversified	47,625	123,600	—	171,225
Mining	36,431	421,761	—	458,192
Miscellaneous Manufacturing	580,925	199,049	—	779,974
Oil & Gas	735,513	71,221	—	806,734
Pharmaceuticals	790,440	1,308,928	—	2,099,368
Real Estate	—	391,950	—	391,950
Retail	1,272,269	365,015	—	1,637,284
Semiconductors	1,505,551	701,809	—	2,207,360
Shipbuilding	—	215,145	—	215,145
Software	2,600,113	503,630	—	3,103,743
Telecommunications	112,395	92,375	—	204,770
Transportation	302,916	528,384	—	831,300
Other Industries	1,522,909	—	—	1,522,909
Unaffiliated Investment Companies	1,761,845	—	—	1,761,845
Short-Term Investments	12,422,284	—	—	12,422,284
Total Investments at Value	$36,150,962	$12,146,261	$—	$48,297,223
Other Financial Instruments:†
Swaps	$—	$2,571	$—	$2,571
Futures Contracts	400,577	—	—	400,577
Total Other Financial Instruments	$400,577	$2,571	$—	$403,148
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$202	$—	$—	$202
Forward Foreign Currency Contracts	—	379	—	379
Total Other Financial Instruments	$202	$379	$—	$581
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 53.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,975,596	$116,375,549
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	919,951	14,286,840
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,069,943	14,519,129
Total Domestic Equity Investment Companies (cost $109,363,211)		145,181,518
Domestic Fixed Income Investment Companies — 37.5%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,165,288	49,793,378
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,193,754	52,612,731
Total Domestic Fixed Income Investment Companies (cost $108,067,095)		102,406,109
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 9.3%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $21,409,118)	1,848,703	$ 25,530,582
TOTAL INVESTMENTS (cost $238,839,424)(2)	100.0%	273,118,209
Other assets less liabilities	(0.0)	(123,929)
NET ASSETS	100.0%	$272,994,280
#	The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$273,118,209	$—	$—	$273,118,209
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 68.0%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	7,123,055	$278,582,690
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,540,624	54,985,885
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	2,078,425	28,204,225
Total Domestic Equity Investment Companies (cost $264,450,285)		361,772,800
Domestic Fixed Income Investment Companies — 18.1%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,727,418	45,572,312
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	4,979,396	50,441,283
Total Domestic Fixed Income Investment Companies (cost $101,175,914)		96,013,595
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 13.9%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $61,862,154)	5,360,863	$ 74,033,516
TOTAL INVESTMENTS (cost $427,488,353)(2)	100.0%	531,819,911
Other assets less liabilities	(0.0)	(206,213)
NET ASSETS	100.0%	$531,613,698
#	The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$531,819,911	$—	$—	$531,819,911
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 72.9%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	21,319,377	$ 833,800,826
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	9,612,747	149,285,961
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	5,662,653	76,842,207
Total Domestic Equity Investment Companies (cost $772,140,103)		1,059,928,994
International Equity Investment Companies — 18.3%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $221,773,010)	19,309,603	266,665,608
Domestic Fixed Income Investment Companies — 8.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,024,665	58,077,775
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,924,712	$ 70,147,329
Total Domestic Fixed Income Investment Companies (cost $134,253,960)		128,225,104
TOTAL INVESTMENTS (cost $1,128,167,073)(2)	100.0%	1,454,819,706
Other assets less liabilities	(0.0)	(500,018)
NET ASSETS	100.0%	$1,454,319,688
#	The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$1,454,819,706	$—	$—	$1,454,819,706
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.8%
Australia — 7.1%
Ampol, Ltd.	10,526	$ 231,447
ANZ Group Holdings, Ltd.	132,850	2,528,029
APA Group	56,689	293,308
Aristocrat Leisure, Ltd.	25,256	895,937
ASX, Ltd.	8,565	364,028
Aurizon Holdings, Ltd.	81,309	198,615
BHP Group, Ltd. (ASX)	224,024	6,219,856
BlueScope Steel, Ltd.	19,576	281,704
Brambles, Ltd.	61,515	627,975
CAR Group, Ltd.	15,827	362,987
Cochlear, Ltd.	2,893	652,997
Coles Group, Ltd.	59,166	701,642
Commonwealth Bank of Australia	73,939	6,663,156
Computershare, Ltd.	23,643	427,573
CSL, Ltd.	21,347	4,346,346
Dexus	47,511	219,086
Endeavour Group, Ltd.	67,246	241,509
Fortescue, Ltd.	74,804	930,525
Goodman Group	75,503	1,747,018
GPT Group	84,616	257,356
Insurance Australia Group, Ltd.	105,481	510,391
Lottery Corp., Ltd.	98,319	321,302
Macquarie Group, Ltd.	16,071	2,208,378
Medibank Private, Ltd.	121,652	316,886
Mineral Resources, Ltd.	7,761	277,754
Mirvac Group	174,300	244,873
National Australia Bank, Ltd.	137,058	3,466,023
Northern Star Resources, Ltd.	50,776	471,943
Orica, Ltd.	21,473	252,257
Origin Energy, Ltd.	76,099	522,151
Pilbara Minerals, Ltd.	126,300	243,844
Pro Medicus, Ltd.	2,537	238,590
Qantas Airways, Ltd.†	35,269	149,687
QBE Insurance Group, Ltd.	66,365	784,833
Ramsay Health Care, Ltd.	8,119	248,071
REA Group, Ltd.	2,334	312,403
Reece, Ltd.	9,987	181,611
Rio Tinto, Ltd.	16,398	1,260,072
Santos, Ltd.	143,463	744,191
Scentre Group	229,481	523,603
SEEK, Ltd.	15,735	226,764
Seven Group Holdings, Ltd.	8,801	225,565
Sonic Healthcare, Ltd.	20,160	366,475
South32, Ltd.	200,070	401,786
Stockland	105,448	318,665
Suncorp Group, Ltd.	56,202	655,205
Telstra Group, Ltd.	178,637	460,372
Transurban Group	136,590	1,162,395
Treasury Wine Estates, Ltd.	35,843	289,596
Vicinity, Ltd.	170,924	237,708
Washington H. Soul Pattinson & Co., Ltd.	10,364	240,677
Wesfarmers, Ltd.	50,126	2,415,302
Westpac Banking Corp.	153,424	3,002,329
WiseTech Global, Ltd.	7,365	462,383
Woodside Energy Group, Ltd.	83,873	1,520,450
Woolworths Group, Ltd.	53,961	1,217,676
		54,673,305
Austria — 0.2%
Erste Group Bank AG	14,874	772,062
OMV AG	6,505	272,627
Security Description	Shares or Principal Amount	Value

Austria (continued)
Verbund AG	3,008	$ 240,861
voestalpine AG	4,732	121,081
		1,406,631
Belgium — 0.8%
Ageas SA	7,058	336,155
Anheuser-Busch InBev SA NV	39,694	2,358,871
D'ieteren Group	949	217,766
Elia Group SA	1,299	134,916
Groupe Bruxelles Lambert NV	3,888	289,481
KBC Group NV	11,060	854,640
Lotus Bakeries NV	18	195,593
Sofina SA	681	160,826
Syensqo SA	3,274	289,352
UCB SA	5,585	935,033
Umicore SA	9,252	126,883
Warehouses De Pauw CVA	7,754	210,314
		6,109,830
Bermuda — 0.1%
Aegon, Ltd.	60,121	387,130
CK Infrastructure Holdings, Ltd.	28,000	186,171
Hongkong Land Holdings, Ltd.	48,700	157,111
Jardine Matheson Holdings, Ltd.	7,000	246,649
		977,061
Cayman Islands — 0.4%
CK Asset Holdings, Ltd.	85,500	325,348
CK Hutchison Holdings, Ltd.	118,500	623,587
Futu Holdings, Ltd. ADR†	2,474	156,555
Grab Holdings, Ltd., Class A†	92,867	306,461
Sands China, Ltd.†	107,200	199,691
Sea, Ltd. ADR†	16,179	1,062,960
SITC International Holdings Co., Ltd.	59,000	131,907
WH Group, Ltd.*	368,500	240,076
Wharf Real Estate Investment Co., Ltd.	74,000	182,491
		3,229,076
Denmark — 3.6%
AP Moller-Maersk A/S, Series A	134	217,623
AP Moller-Maersk A/S, Series B	198	328,162
Carlsberg A/S, Class B	4,220	510,251
Coloplast A/S, Class B	5,571	723,455
Danske Bank A/S	30,468	932,115
Demant A/S†	4,395	168,239
DSV A/S	7,562	1,387,198
Genmab A/S†	2,921	825,993
Novo Nordisk A/S, Class B	144,152	19,100,640
Novonesis (Novozymes), Class B	16,481	1,049,601
Orsted A/S*†	8,356	497,570
Pandora A/S	3,622	567,576
ROCKWOOL A/S, Class B	411	181,811
Tryg A/S	15,423	337,833
Vestas Wind Systems A/S†	44,609	1,102,250
		27,930,317
Finland — 1.0%
Elisa Oyj	6,283	292,564
Fortum Oyj	19,817	304,534
Kesko Oyj, Class B	12,065	218,068
Kone Oyj, Class B	15,014	766,343
Metso Oyj	27,464	278,777
Neste Oyj	18,688	384,912
Nokia Oyj	235,566	923,947

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Nordea Bank Abp	139,367	$ 1,632,143
Orion Oyj, Class B	4,766	219,069
Sampo Oyj, Class A	19,941	873,612
Stora Enso Oyj, Class R	25,704	321,040
UPM-Kymmene Oyj	23,577	778,710
Wartsila OYJ Abp	22,217	458,215
		7,451,934
France — 10.1%
Accor SA	8,565	329,304
Aeroports de Paris SA	1,530	200,680
Air Liquide SA	25,499	4,647,236
Alstom SA†	15,278	298,743
Amundi SA*	2,712	197,682
Arkema SA	2,652	239,364
AXA SA	80,225	2,813,713
BioMerieux	1,830	193,297
BNP Paribas SA	45,619	3,124,653
Bollore SE	31,470	195,823
Bouygues SA	8,370	288,756
Bureau Veritas SA	14,030	439,440
Capgemini SE	6,862	1,361,870
Carrefour SA	25,047	373,579
Cie de Saint-Gobain SA	20,134	1,725,695
Cie Generale des Etablissements Michelin SCA	30,003	1,188,105
Covivio SA	2,231	115,034
Credit Agricole SA	46,782	708,892
Danone SA	28,442	1,850,595
Dassault Aviation SA	872	175,716
Dassault Systemes SE	29,561	1,119,336
Edenred SE	11,025	458,283
Eiffage SA	3,247	322,704
Engie SA	80,680	1,268,039
EssilorLuxottica SA	13,031	2,975,032
Eurazeo SE	2,016	158,429
Gecina SA	2,032	200,835
Getlink SE	13,362	237,953
Hermes International SCA	1,399	3,055,899
Ipsen SA	1,666	187,071
Kering SA	3,288	1,011,046
Klepierre SA	9,504	272,031
La Francaise des Jeux SAEM*	4,640	180,003
Legrand SA	11,663	1,257,835
L'Oreal SA	10,629	4,602,724
LVMH Moet Hennessy Louis Vuitton SE	12,182	8,586,016
Orange SA	82,252	912,541
Pernod Ricard SA	9,034	1,209,873
Publicis Groupe SA	10,110	1,055,193
Remy Cointreau SA	1,019	80,426
Renault SA	8,491	410,991
Rexel SA	9,963	252,738
Safran SA	15,099	3,310,976
Sanofi SA	50,283	5,171,162
Sartorius Stedim Biotech	1,290	255,226
Schneider Electric SE	24,039	5,783,681
SEB SA	1,100	109,831
Societe Generale SA	31,923	826,321
Sodexo SA	3,908	370,498
Teleperformance SE	2,382	304,702
Thales SA	4,178	662,893
TotalEnergies SE	94,890	6,399,573
Veolia Environnement SA	30,441	954,634
Security Description	Shares or Principal Amount	Value

France (continued)
Vinci SA	22,137	$ 2,522,932
Vivendi SE	31,846	339,604
		77,295,208
Germany — 8.3%
adidas AG	7,156	1,790,315
Allianz SE	17,303	4,882,081
BASF SE	39,425	1,838,509
Bayer AG	43,396	1,290,481
Bayerische Motoren Werke AG	14,086	1,307,267
Bayerische Motoren Werke AG (Preference Shares)	2,603	223,489
Bechtle AG	3,618	160,034
Beiersdorf AG	4,453	646,572
Brenntag SE	5,740	408,692
Carl Zeiss Meditec AG	1,778	121,867
Commerzbank AG	46,567	760,301
Continental AG	4,859	298,003
Covestro AG*†	8,349	491,926
CTS Eventim AG & Co. KGaA	2,756	243,099
Daimler Truck Holding AG	23,629	905,790
Delivery Hero SE*†	8,477	188,922
Deutsche Bank AG	83,706	1,307,332
Deutsche Boerse AG	8,393	1,718,307
Deutsche Lufthansa AG	26,429	165,708
Deutsche Post AG	43,786	1,954,660
Deutsche Telekom AG	143,173	3,741,633
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	5,030	379,613
E.ON SE	99,173	1,391,015
Evonik Industries AG	11,321	229,848
Fresenius Medical Care AG	9,073	352,107
Fresenius SE & Co. KGaA†	18,660	669,561
GEA Group AG	6,851	302,624
Hannover Rueck SE	2,664	662,014
Heidelberg Materials AG	6,032	629,625
Henkel AG & Co. KGaA	4,590	355,641
Henkel AG & Co. KGaA (Preference Shares)	7,476	639,983
Infineon Technologies AG	57,686	1,999,208
Knorr-Bremse AG	3,204	258,275
LEG Immobilien SE	3,274	286,365
Mercedes-Benz Group AG	35,443	2,344,774
Merck KGaA	5,709	1,022,746
MTU Aero Engines AG	2,378	673,312
Muenchener Rueckversicherungs-Gesellschaft AG	6,028	2,969,840
Nemetschek SE	2,551	243,770
Porsche Automobil Holding SE (Preference Shares)	6,764	302,492
Puma SE	4,664	231,105
Rational AG	226	197,863
Rheinmetall AG	1,924	1,048,688
RWE AG	27,929	1,043,222
SAP SE	46,126	9,731,973
Sartorius AG (Preference Shares)	1,158	329,144
Scout24 SE*	3,313	262,466
Siemens AG	33,571	6,153,766
Siemens Energy AG†	26,481	771,002
Siemens Healthineers AG*	12,457	668,785
Symrise AG	5,865	740,819
Talanx AG	2,852	216,812
Volkswagen AG	1,303	153,833
Volkswagen AG (Preference Shares)	9,109	1,016,620
Vonovia SE	32,387	995,313
Zalando SE*†	9,904	253,983
		63,973,195

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong — 1.4%
AIA Group, Ltd.	496,400	$ 3,308,423
BOC Hong Kong Holdings, Ltd.	163,500	475,163
CLP Holdings, Ltd.	72,500	625,508
Galaxy Entertainment Group, Ltd.	97,000	405,087
Hang Seng Bank, Ltd.	33,800	415,868
Henderson Land Development Co., Ltd.	64,349	179,640
HKT Trust & HKT, Ltd.	167,000	202,711
Hong Kong & China Gas Co., Ltd.	494,967	404,223
Hong Kong Exchanges & Clearing, Ltd.	53,200	1,568,773
Link REIT	112,840	474,147
MTR Corp., Ltd.	68,500	222,320
Power Assets Holdings, Ltd.	61,000	389,533
Sino Land Co., Ltd.	172,000	177,219
Sun Hung Kai Properties, Ltd.	64,000	556,971
Swire Pacific, Ltd., Class A	18,500	159,460
Swire Properties, Ltd.	51,600	81,632
Techtronic Industries Co., Ltd.	61,000	789,081
Wharf Holdings, Ltd.	47,000	129,038
		10,564,797
Ireland — 0.7%
AIB Group PLC	75,191	430,297
Bank of Ireland Group PLC	45,968	519,291
DCC PLC	4,367	300,619
Flutter Entertainment PLC†	7,838	1,547,122
James Hardie Industries PLC CDI†	19,245	695,928
Kerry Group PLC, Class A	6,902	645,209
Kingspan Group PLC	6,880	642,189
Smurfit WestRock PLC	11,533	517,140
		5,297,795
Isle of Man — 0.0%
Entain PLC	28,225	207,733
Israel — 0.7%
Azrieli Group, Ltd.	1,875	114,808
Bank Hapoalim BM	56,118	514,503
Bank Leumi Le-Israel BM	67,269	579,204
Check Point Software Technologies, Ltd.†	3,990	731,965
CyberArk Software, Ltd.†	1,869	479,174
Elbit Systems, Ltd.	1,179	210,735
Global-e Online, Ltd.†	4,408	151,283
ICL Group, Ltd.	34,180	143,218
Israel Discount Bank, Ltd., Class A	54,642	278,581
Mizrahi Tefahot Bank, Ltd.	6,843	246,735
Monday.com, Ltd.†	1,621	372,522
Nice, Ltd.†	2,777	502,459
Teva Pharmaceutical Industries, Ltd. ADR†	49,490	862,611
Wix.com, Ltd.†	2,335	364,085
		5,551,883
Italy — 2.1%
Amplifon SpA	5,500	174,334
Banco BPM SpA	56,890	393,698
DiaSorin SpA	989	108,001
Enel SpA	359,273	2,562,151
Eni SpA	94,305	1,506,380
FinecoBank Banca Fineco SpA	26,990	458,451
Generali	45,054	1,166,079
Infrastrutture Wireless Italiane SpA*	14,845	165,088
Intesa Sanpaolo SpA	646,083	2,619,872
Leonardo SpA	17,877	425,432
Mediobanca Banca di Credito Finanziario SpA	22,527	365,283
Security Description	Shares or Principal Amount	Value

Italy (continued)
Moncler SpA	9,711	$ 578,544
Nexi SpA*†	26,087	160,106
Poste Italiane SpA*	20,193	273,220
Prysmian SpA	11,604	797,377
Recordati Industria Chimica e Farmaceutica SpA	4,619	251,541
Snam SpA	89,075	425,611
Telecom Italia SpA†	440,145	107,927
Terna - Rete Elettrica Nazionale	62,151	517,036
UniCredit SpA	66,862	2,742,824
		15,798,955
Japan — 22.8%
Advantest Corp.	33,800	1,475,868
Aeon Co., Ltd.	28,900	661,322
AGC, Inc.	8,600	308,706
Aisin Corp.	6,500	221,648
Ajinomoto Co., Inc.	20,700	854,887
ANA Holdings, Inc.	7,100	136,338
Asahi Group Holdings, Ltd.	21,300	787,215
Asahi Kasei Corp.	55,400	401,452
Asics Corp.	28,400	464,582
Astellas Pharma, Inc.	79,900	933,062
Bandai Namco Holdings, Inc.	26,500	563,061
Bridgestone Corp.	25,200	1,035,253
Brother Industries, Ltd.	10,200	209,813
Canon, Inc.	44,200	1,396,295
Capcom Co., Ltd.	15,300	325,103
Central Japan Railway Co.	34,100	806,402
Chiba Bank, Ltd.	23,400	221,930
Chubu Electric Power Co., Inc.	28,500	359,474
Chugai Pharmaceutical Co., Ltd.	29,700	1,299,538
Concordia Financial Group, Ltd.	46,400	293,599
Dai Nippon Printing Co., Ltd.	9,200	303,183
Daifuku Co., Ltd.	13,450	243,412
Dai-ichi Life Holdings, Inc.	40,000	1,229,387
Daiichi Sankyo Co., Ltd.	81,700	3,325,080
Daikin Industries, Ltd.	11,600	1,680,005
Daito Trust Construction Co., Ltd.	2,600	313,173
Daiwa House Industry Co., Ltd.	24,800	709,733
Daiwa Securities Group, Inc.	58,900	489,092
Denso Corp.	83,500	1,388,241
Dentsu Group, Inc.	8,900	237,478
Disco Corp.	4,100	1,341,389
East Japan Railway Co.	40,100	755,543
Eisai Co., Ltd.	11,100	425,267
ENEOS Holdings, Inc.	127,250	671,165
FANUC Corp.	42,100	1,257,719
Fast Retailing Co., Ltd.	7,700	2,114,639
Fuji Electric Co., Ltd.	5,600	315,039
FUJIFILM Holdings Corp.	49,400	1,169,137
Fujitsu, Ltd.	77,800	1,389,374
Hamamatsu Photonics KK	6,200	178,730
Hankyu Hanshin Holdings, Inc.	10,100	288,713
Hikari Tsushin, Inc.	800	149,597
Hitachi Construction Machinery Co., Ltd.	4,700	117,746
Hitachi, Ltd.	205,000	4,430,554
Honda Motor Co., Ltd.	198,200	2,123,361
Hoshizaki Corp.	4,800	152,732
Hoya Corp.	15,500	1,936,974
Hulic Co., Ltd.	17,000	165,245
Ibiden Co., Ltd.	5,000	192,517
Idemitsu Kosan Co., Ltd.	39,980	266,315
Inpex Corp.	41,700	646,667

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Isuzu Motors, Ltd.	25,800	$ 353,643
ITOCHU Corp.	52,500	2,695,416
Japan Airlines Co., Ltd.	6,400	105,038
Japan Exchange Group, Inc.	21,900	513,355
Japan Post Bank Co., Ltd.	63,900	666,128
Japan Post Holdings Co., Ltd.	92,100	981,628
Japan Post Insurance Co., Ltd.	8,500	176,681
Japan Real Estate Investment Corp.	57	197,129
Japan Tobacco, Inc.	53,000	1,563,703
JFE Holdings, Inc.	25,400	373,297
Kajima Corp.	18,700	363,788
Kansai Electric Power Co., Inc.	31,100	533,074
Kao Corp.	20,600	904,970
Kawasaki Kisen Kaisha, Ltd.	17,400	270,981
KDDI Corp.	66,100	1,986,470
Keisei Electric Railway Co., Ltd.	5,700	170,168
Keyence Corp.	8,600	3,741,259
Kikkoman Corp.	30,000	376,474
Kintetsu Group Holdings Co., Ltd.	8,000	185,220
Kirin Holdings Co., Ltd.	34,300	486,678
Kobe Bussan Co., Ltd.	6,624	175,758
Koito Manufacturing Co., Ltd.	8,800	131,332
Komatsu, Ltd.	40,900	1,173,069
Konami Group Corp.	4,400	330,991
Kubota Corp.	44,200	637,560
Kyocera Corp.	56,700	717,751
Kyowa Kirin Co., Ltd.	11,900	251,813
Lasertec Corp.	3,565	631,843
LY Corp.	118,100	293,665
M3, Inc.	19,500	182,402
Makita Corp.	9,900	323,517
Marubeni Corp.	62,900	1,191,175
MatsukiyoCocokara & Co.	15,200	248,243
Mazda Motor Corp.	25,100	227,371
McDonald's Holdings Co. Japan, Ltd.	3,800	157,540
MEIJI Holdings Co., Ltd.	10,400	263,854
Minebea Mitsumi, Inc.	16,000	382,944
Mitsubishi Chemical Group Corp.	59,900	356,943
Mitsubishi Corp.	147,700	3,068,709
Mitsubishi Electric Corp.	85,400	1,433,570
Mitsubishi Estate Co., Ltd.	49,700	844,569
Mitsubishi HC Capital, Inc.	35,600	258,079
Mitsubishi Heavy Industries, Ltd.	141,600	1,707,408
Mitsubishi UFJ Financial Group, Inc.	490,500	5,700,039
Mitsui & Co., Ltd.	113,600	2,649,908
Mitsui Chemicals, Inc.	7,500	218,128
Mitsui Fudosan Co., Ltd.	117,900	1,220,686
Mitsui OSK Lines, Ltd.	15,200	485,564
Mizuho Financial Group, Inc.	106,580	2,437,494
MonotaRO Co., Ltd.	11,100	155,216
MS&AD Insurance Group Holdings, Inc.	56,800	1,336,919
Murata Manufacturing Co., Ltd.	76,100	1,683,017
NEC Corp.	10,800	946,080
Nexon Co., Ltd.	14,800	320,399
NIDEC Corp.	18,400	816,406
Nintendo Co., Ltd.	45,900	2,550,025
Nippon Building Fund, Inc.	68	262,915
Nippon Express Holdings, Inc.	3,200	159,096
Nippon Paint Holdings Co., Ltd.	41,900	267,462
Nippon Prologis REIT, Inc.	100	165,231
Nippon Sanso Holdings Corp.	7,600	249,091
Nippon Steel Corp.	37,800	827,115
Security Description	Shares or Principal Amount	Value

Japan (continued)
Nippon Telegraph & Telephone Corp.	1,320,000	$ 1,408,015
Nippon Yusen KK	20,300	660,003
Nissan Chemical Corp.	5,500	177,253
Nissan Motor Co., Ltd.	103,600	333,737
Nissin Foods Holdings Co., Ltd.	8,900	265,589
Nitori Holdings Co., Ltd.	3,500	417,735
Nitto Denko Corp.	6,300	550,493
Nomura Holdings, Inc.	132,800	822,938
Nomura Real Estate Holdings, Inc.	4,900	137,391
Nomura Real Estate Master Fund, Inc.	177	174,229
Nomura Research Institute, Ltd.	16,700	515,998
NTT Data Group Corp.	27,900	434,998
Obayashi Corp.	28,700	377,579
Obic Co., Ltd.	2,900	441,647
Olympus Corp.	51,000	875,671
Omron Corp.	7,700	283,976
Ono Pharmaceutical Co., Ltd.	16,500	246,420
Oracle Corp. Japan	1,700	139,463
Oriental Land Co., Ltd.	48,200	1,370,281
ORIX Corp.	51,000	1,236,322
Osaka Gas Co., Ltd.	16,300	370,000
Otsuka Corp.	10,100	223,316
Otsuka Holdings Co., Ltd.	18,500	957,194
Pan Pacific International Holdings Corp.	16,800	437,190
Panasonic Holdings Corp.	103,000	823,445
Rakuten Group, Inc.†	66,300	386,515
Recruit Holdings Co., Ltd.	65,600	3,749,280
Renesas Electronics Corp.	66,079	1,167,492
Resona Holdings, Inc.	93,100	675,469
Ricoh Co., Ltd.	24,200	226,071
Rohm Co., Ltd.	14,600	198,081
SBI Holdings, Inc.	12,000	313,324
SCREEN Holdings Co., Ltd.	3,600	306,463
SCSK Corp.	6,906	136,689
Secom Co., Ltd.	9,300	596,520
Seiko Epson Corp.	12,800	225,181
Sekisui Chemical Co., Ltd.	16,800	253,646
Sekisui House, Ltd.	26,300	660,066
Seven & i Holdings Co., Ltd.	98,900	1,188,705
SG Holdings Co., Ltd.	14,100	143,383
Shimadzu Corp.	10,500	310,291
Shimano, Inc.	3,400	602,754
Shin-Etsu Chemical Co., Ltd.	79,600	3,556,496
Shionogi & Co., Ltd.	11,100	488,358
Shiseido Co., Ltd.	17,700	559,616
Shizuoka Financial Group, Inc.	19,400	195,336
SMC Corp.	2,500	1,222,047
SoftBank Corp.	126,100	1,656,975
SoftBank Group Corp.	45,400	2,783,283
Sompo Holdings, Inc.	39,400	899,110
Sony Group Corp.	55,100	4,902,399
Subaru Corp.	26,600	524,857
SUMCO Corp.	15,439	252,685
Sumitomo Corp.	45,900	1,154,260
Sumitomo Electric Industries, Ltd.	31,600	482,999
Sumitomo Metal Mining Co., Ltd.	10,900	334,423
Sumitomo Mitsui Financial Group, Inc.	55,300	4,003,891
Sumitomo Mitsui Trust Holdings, Inc.	28,900	729,017
Sumitomo Realty & Development Co., Ltd.	12,600	415,825
Suntory Beverage & Food, Ltd.	6,100	220,586
Suzuki Motor Corp.	69,400	806,334
Sysmex Corp.	22,200	362,598
T&D Holdings, Inc.	21,600	408,840

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Taisei Corp.	7,300	$ 311,718
Takeda Pharmaceutical Co., Ltd.	69,900	1,997,423
TDK Corp.	17,200	1,197,941
Terumo Corp.	59,300	1,059,151
TIS, Inc.	9,415	203,648
Toho Co., Ltd.	4,900	176,621
Tokio Marine Holdings, Inc.	83,000	3,299,365
Tokyo Electric Power Co. Holdings, Inc.†	67,400	339,128
Tokyo Electron, Ltd.	20,800	4,199,768
Tokyo Gas Co., Ltd.	15,900	349,511
Tokyu Corp.	22,100	268,095
Toppan Holdings, Inc.	10,200	288,891
Toray Industries, Inc.	61,300	321,375
TOTO, Ltd.	6,200	173,404
Toyota Industries Corp.	6,500	542,243
Toyota Motor Corp.	468,400	9,117,652
Toyota Tsusho Corp.	28,200	565,001
Trend Micro, Inc.	5,900	282,866
Unicharm Corp.	17,800	595,722
West Japan Railway Co.	19,400	382,788
Yakult Honsha Co., Ltd.	11,300	232,753
Yamaha Motor Co., Ltd.	39,400	368,993
Yamato Holdings Co., Ltd.	11,100	135,610
Yaskawa Electric Corp.	10,600	366,940
Yokogawa Electric Corp.	10,100	255,262
Zensho Holdings Co., Ltd.	4,300	175,963
ZOZO, Inc.	6,000	176,347
		175,013,679
Jersey — 0.6%
Experian PLC	40,573	1,913,015
Glencore PLC	458,099	2,536,169
WPP PLC	47,643	460,616
		4,909,800
Luxembourg — 0.2%
ArcelorMittal SA	20,719	467,753
Eurofins Scientific SE	5,967	353,737
InPost SA†	8,835	153,187
Tenaris SA	20,859	331,443
		1,306,120
Netherlands — 6.2%
ABN AMRO Bank NV*	19,117	333,192
Adyen NV*†	960	1,174,991
AerCap Holdings NV	9,045	849,778
Airbus SE	26,248	3,963,715
Akzo Nobel NV	7,536	464,650
Argenx SE†	2,625	1,347,318
ASM International NV	2,074	1,430,244
ASML Holding NV	17,651	16,214,237
ASR Nederland NV	7,001	350,488
BE Semiconductor Industries NV	3,405	442,072
Davide Campari-Milano NV	27,194	245,333
Euronext NV*	3,548	358,465
EXOR NV	4,393	449,346
Ferrari NV	5,568	2,290,822
Ferrovial SE	22,903	910,024
Heineken Holding NV	5,725	421,601
Heineken NV	12,722	1,128,611
IMCD NV	2,517	362,206
ING Groep NV	145,920	2,645,655
JDE Peet's NV	5,383	118,206
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
Koninklijke Ahold Delhaize NV	41,704	$ 1,343,299
Koninklijke KPN NV	174,369	686,248
Koninklijke Philips NV†	35,515	1,001,289
NN Group NV	11,960	598,283
OCI NV	4,668	112,328
Prosus NV	62,618	2,176,654
QIAGEN NV	9,778	436,846
Randstad NV	4,794	233,044
Stellantis NV	97,871	1,629,763
STMicroelectronics NV	29,908	993,541
Universal Music Group NV	36,349	864,563
Wolters Kluwer NV	10,978	1,841,403
		47,418,215
New Zealand — 0.2%
Auckland International Airport, Ltd.	58,847	262,187
Fisher & Paykel Healthcare Corp., Ltd.	25,796	496,924
Mercury NZ, Ltd.	30,790	126,136
Meridian Energy, Ltd.	57,173	221,286
Spark New Zealand, Ltd.	80,136	206,114
Xero, Ltd.†	6,392	586,004
		1,898,651
Norway — 0.6%
Aker BP ASA	13,959	337,466
DNB Bank ASA	37,478	773,804
Equinor ASA	39,797	1,054,833
Gjensidige Forsikring ASA	8,835	149,387
Kongsberg Gruppen ASA	3,885	390,147
Mowi ASA	20,558	346,547
Norsk Hydro ASA	58,608	324,233
Orkla ASA	30,965	261,386
Salmar ASA	2,916	167,841
Telenor ASA	27,818	331,468
Yara International ASA	7,314	208,282
		4,345,394
Portugal — 0.2%
EDP - Energias de Portugal SA	138,615	570,643
Galp Energia SGPS SA	20,529	432,257
Jeronimo Martins SGPS SA	12,509	218,417
		1,221,317
Singapore — 1.2%
CapitaLand Ascendas REIT	164,979	336,562
CapitaLand Integrated Commercial Trust	237,879	371,205
CapitaLand Investment, Ltd.	114,900	232,454
DBS Group Holdings, Ltd.	88,040	2,413,987
Genting Singapore, Ltd.	267,100	169,733
Keppel, Ltd.	64,300	320,070
Oversea-Chinese Banking Corp., Ltd.	149,600	1,665,598
Sembcorp Industries, Ltd.	39,444	141,279
Singapore Airlines, Ltd.	65,750	342,893
Singapore Exchange, Ltd.	37,900	279,106
Singapore Technologies Engineering, Ltd.	69,000	227,943
Singapore Telecommunications, Ltd.	364,700	842,509
United Overseas Bank, Ltd.	55,800	1,348,103
Wilmar International, Ltd.	84,900	203,018
		8,894,460
Spain — 2.5%
Acciona SA	1,090	141,049
ACS Actividades de Construccion y Servicios SA	9,360	418,036
Aena SME SA*	3,313	627,957

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Amadeus IT Group SA	19,900	$ 1,308,443
Banco Bilbao Vizcaya Argentaria SA	257,878	2,709,978
Banco de Sabadell SA	240,310	507,584
Banco Santander SA	699,061	3,357,216
CaixaBank SA	165,695	965,395
Cellnex Telecom SA*	21,845	760,378
EDP Renovaveis SA	13,785	214,109
Endesa SA	14,030	271,995
Grifols SA†	13,176	132,667
Iberdrola SA	262,870	3,468,110
Industria de Diseno Textil SA	48,185	2,334,865
Redeia Corp. SA	17,926	317,650
Repsol SA	53,776	765,339
Telefonica SA	203,211	918,754
		19,219,525
SupraNational — 0.0%
Unibail-Rodamco-Westfield	5,220	390,952
Sweden — 3.1%
Alfa Laval AB	12,780	563,766
Assa Abloy AB, Class B	44,274	1,345,223
Atlas Copco AB, Class A	118,652	2,108,659
Atlas Copco AB, Class B	68,947	1,076,992
Beijer Ref AB	15,940	252,290
Boliden AB	12,082	367,144
Epiroc AB, Class A	29,113	543,167
Epiroc AB, Class B	17,223	288,803
EQT AB	16,499	533,358
Essity AB, Class B	26,915	756,738
Evolution AB*	8,125	784,094
Fastighets AB Balder, Class B†	29,277	215,146
Getinge AB, Class B	10,104	196,964
H & M Hennes & Mauritz AB, Class B	25,360	393,271
Hexagon AB, Class B	91,711	932,521
Holmen AB, Class B	3,367	132,241
Husqvarna AB, Class B	15,488	104,363
Industrivarden AB, Class A	5,449	186,475
Industrivarden AB, Class C	6,953	235,271
Indutrade AB	12,070	353,484
Investment AB Latour, Class B	6,540	191,560
Investor AB, Class B	76,456	2,166,209
L E Lundbergforetagen AB, Class B	3,357	169,370
Lifco AB, Class B	10,297	304,792
Nibe Industrier AB, Class B	66,944	293,398
Saab AB, Class B	14,149	325,948
Sagax AB, Class B	9,704	238,445
Sandvik AB	47,098	962,353
Securitas AB, Class B	21,725	233,122
Skandinaviska Enskilda Banken AB, Class A	70,097	1,076,544
Skanska AB, Class B	15,030	293,212
SKF AB, Class B	15,056	279,195
Svenska Cellulosa AB SCA, Class B	26,769	363,699
Svenska Handelsbanken AB, Class A	64,430	648,664
Swedbank AB, Class A	37,503	797,269
Swedish Orphan Biovitrum AB†	8,609	224,483
Tele2 AB, Class B	23,700	243,907
Telefonaktiebolaget LM Ericsson, Class B	122,542	838,625
Telia Co. AB	104,215	302,742
Trelleborg AB, Class B	9,510	352,596
Volvo AB, Class A	8,838	229,348
Security Description	Shares or Principal Amount	Value

Sweden (continued)
Volvo AB, Class B	70,174	$ 1,788,551
Volvo Car AB, Class B†	32,903	93,001
		23,787,003
Switzerland — 9.8%
Avolta AG	4,045	152,627
ABB, Ltd.	70,663	3,921,451
Adecco Group AG	7,440	253,460
Alcon, Inc.	22,073	2,088,223
Bachem Holding AG	1,491	133,952
Baloise Holding AG	2,023	362,597
Banque Cantonale Vaudoise	1,331	141,560
Barry Callebaut AG	158	254,827
BKW AG	933	168,718
Chocoladefabriken Lindt & Spruengli AG	5	618,425
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	43	539,035
Cie Financiere Richemont SA, Class A	23,746	3,616,872
Clariant AG	9,531	141,744
Coca-Cola HBC AG	9,688	353,393
DSM-Firmenich AG	8,215	1,049,621
EMS-Chemie Holding AG	310	258,767
Geberit AG	1,477	939,783
Givaudan SA	408	2,000,515
Helvetia Holding AG	1,640	244,577
Holcim AG	23,023	2,154,747
Julius Baer Group, Ltd.	9,100	495,666
Kuehne + Nagel International AG	2,134	661,893
Logitech International SA	6,882	620,030
Lonza Group AG	3,289	2,186,876
Nestle SA	117,941	11,972,277
Novartis AG	87,062	9,760,029
Partners Group Holding AG	1,002	1,349,320
Roche Holding AG	31,034	10,051,843
Roche Holding AG (BR)	1,414	497,911
Sandoz Group AG	18,087	786,565
Schindler Holding AG	1,037	272,061
Schindler Holding AG (Participation Certificate)	1,799	481,239
SGS SA	6,621	725,000
SIG Group AG	13,509	283,559
Sika AG	6,734	2,044,103
Sonova Holding AG	2,239	683,526
Straumann Holding AG	4,930	636,316
Swatch Group AG (TRQX)	2,323	94,019
Swatch Group AG (XEGT)	1,278	262,779
Swiss Life Holding AG	1,304	999,575
Swiss Prime Site AG	3,415	342,384
Swiss Re AG	13,323	1,642,772
Swisscom AG	1,144	700,665
Temenos AG	2,822	195,375
UBS Group AG	145,284	4,406,466
VAT Group AG*	1,193	597,078
Zurich Insurance Group AG	6,465	3,555,129
		75,699,350
United Kingdom — 13.9%
3i Group PLC	42,996	1,726,900
Admiral Group PLC	11,501	406,539
Anglo American PLC	56,130	1,688,225
Antofagasta PLC	17,419	450,200
Ashtead Group PLC	19,317	1,388,738
Associated British Foods PLC	14,949	476,460
AstraZeneca PLC	68,478	10,856,887

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Auto Trader Group PLC*	39,807	$ 416,913
Aviva PLC	119,601	770,602
BAE Systems PLC	133,662	2,231,275
Barclays PLC	663,838	1,984,927
Barratt Developments PLC	43,050	290,623
Berkeley Group Holdings PLC	4,681	305,357
BP PLC	743,154	4,382,836
British American Tobacco PLC	88,698	3,146,292
BT Group PLC	285,740	518,046
Bunzl PLC	14,932	624,911
Burberry Group PLC	15,840	158,412
Centrica PLC	235,792	401,449
Coca-Cola Europacific Partners PLC	9,121	672,856
Compass Group PLC	75,227	2,315,495
Croda International PLC	5,860	304,193
Diageo PLC	98,282	3,061,015
Endeavour Mining PLC	8,117	181,566
GSK PLC	183,091	3,545,735
Haleon PLC	302,550	1,359,037
Halma PLC	16,770	573,283
Hargreaves Lansdown PLC	15,714	222,573
Hikma Pharmaceuticals PLC	7,351	179,182
HSBC Holdings PLC	834,033	7,544,128
Imperial Brands PLC	36,256	1,000,686
Informa PLC	60,113	672,643
InterContinental Hotels Group PLC	7,206	725,608
Intertek Group PLC	7,129	463,395
J Sainsbury PLC	73,484	260,581
JD Sports Fashion PLC	114,477	194,106
Kingfisher PLC	82,709	294,314
Land Securities Group PLC	31,259	255,912
Legal & General Group PLC	264,141	786,962
Lloyds Banking Group PLC	2,797,567	2,131,954
London Stock Exchange Group PLC	20,110	2,450,655
M&G PLC	99,866	272,996
Melrose Industries PLC	57,922	437,799
Mondi PLC	19,498	381,598
National Grid PLC	212,236	2,698,031
NatWest Group PLC	289,036	1,364,013
Next PLC	5,335	623,235
Pearson PLC	26,980	365,636
Persimmon PLC	14,121	287,542
Phoenix Group Holdings PLC	30,969	218,209
Prudential PLC	121,461	1,084,510
Reckitt Benckiser Group PLC	31,210	1,675,095
RELX PLC	82,923	3,912,214
Rentokil Initial PLC	111,516	679,873
Rio Tinto PLC	49,794	3,223,819
Rolls-Royce Holdings PLC†	371,789	2,144,710
Sage Group PLC	44,375	619,073
Schroders PLC	35,605	180,153
Segro PLC	56,156	662,126
Severn Trent PLC	11,891	393,573
Shell PLC	282,854	10,316,547
Smith & Nephew PLC	38,622	557,265
Smiths Group PLC	15,328	351,548
Spirax Group PLC	3,252	379,372
SSE PLC	48,301	1,169,122
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Standard Chartered PLC	97,512	$ 958,082
Taylor Wimpey PLC	156,335	319,430
Tesco PLC	310,930	1,327,257
Unilever PLC	110,667	6,788,896
United Utilities Group PLC	30,121	400,525
Vodafone Group PLC	1,016,775	948,414
Whitbread PLC	8,149	304,236
Wise PLC, Class A†	27,160	249,771
		106,716,141
Total Common Stocks (cost $588,820,451)		751,288,327
UNAFFILIATED INVESTMENT COMPANIES — 0.1%
United States — 0.1%
iShares MSCI EAFE ETF (cost $363,195)	4,500	361,620
Total Long-Term Investment Securities (cost $589,183,646)		751,649,947
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
5.16%, 10/29/2024(1)	$ 600,000	592,387
5.23%, 09/03/2024(1)	350,000	348,309
5.24%, 08/27/2024(1)	50,000	49,809
Total Short-Term Investments (cost $990,477)		990,505
REPURCHASE AGREEMENTS — 1.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 07/31/2024, to be repurchased 08/01/2024 in the amount of $9,568,426 and collateralized by $9,562,500 of United States Treasury Notes, bearing interest at 4.63% due 02/28/2026 and having an approximate value of $9,759,540 (cost $9,568,001)	9,568,001	9,568,001
TOTAL INVESTMENTS (cost $599,742,124)(2)	99.2%	762,208,453
Other assets less liabilities	0.8	5,854,594
NET ASSETS	100.0%	$768,063,047
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA International Index Portfolio has no right to demand registration of these securities. At July 31, 2024, the aggregate value of these securities was $9,012,508 representing 1.2% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
BR—Bearer Shares
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
TRQX—Turquoise Stock Exchange
XEGT—Equiduct Stock Exchange

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
139	Long	MSCI EAFE Index	September 2024	$16,325,139	$16,608,415	$283,276
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	12.1%
Pharmaceuticals	9.7
Insurance	5.2
Semiconductors	4.1
Oil & Gas	4.0
Food	3.7
Auto Manufacturers	3.5
Telecommunications	2.8
Commercial Services	2.7
Electric	2.7
Chemicals	2.6
Mining	2.3
Retail	2.2
Cosmetics/Personal Care	2.2
Healthcare-Products	2.2
Aerospace/Defense	2.1
Machinery-Diversified	2.0
Apparel	1.9
Software	1.9
Electronics	1.9
Distribution/Wholesale	1.9
Beverages	1.6
Diversified Financial Services	1.5
Building Materials	1.5
Machinery-Construction & Mining	1.5
Repurchase Agreements	1.2
Transportation	1.1
Miscellaneous Manufacturing	1.1
Engineering & Construction	1.1
Computers	1.1
Electrical Components & Equipment	1.0
Biotechnology	0.9
Internet	0.8
Entertainment	0.8
REITS	0.7
Real Estate	0.7
Home Furnishings	0.7
Agriculture	0.7
Auto Parts & Equipment	0.7
Healthcare-Services	0.7
Private Equity	0.5
Investment Companies	0.5
Iron/Steel	0.4
Toys/Games/Hobbies	0.4
Food Service	0.4
Household Products/Wares	0.4
Leisure Time	0.4
Gas	0.4
Lodging	0.3
Water	0.3
Home Builders	0.2
Hand/Machine Tools	0.2
Metal Fabricate/Hardware	0.2
Office/Business Equipment	0.2
Advertising	0.2
Media	0.2
Forest Products & Paper	0.2

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Industry Allocation*(continued)
Packaging & Containers	0.2%
Energy-Alternate Sources	0.1
Short-Term Investments	0.1
Airlines	0.1
Shipbuilding	0.1
Unaffiliated Investment Companies	0.1
99.2%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cayman Islands	$1,525,976	$1,703,100	$—	$3,229,076
Ireland	517,140	4,780,655	—	5,297,795
Israel	2,961,640	2,590,243	—	5,551,883
Netherlands	849,778	46,568,437	—	47,418,215
United Kingdom	672,856	106,043,285	—	106,716,141
Other Countries	—	583,075,217	—	583,075,217
Unaffiliated Investment Companies	361,620	—	—	361,620
Short-Term Investments	—	990,505	—	990,505
Repurchase Agreements	—	9,568,001	—	9,568,001
Total Investments at Value	$6,889,010	$755,319,443	$—	$762,208,453
Other Financial Instruments:†
Futures Contracts	$283,276	$—	$—	$283,276
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Aerospace/Defense — 0.8%
Moog, Inc., Class A	12,792	$ 2,508,511
Banks — 1.6%
Bancorp, Inc.†	42,761	2,216,730
Western Alliance Bancorp	32,062	2,579,709
		4,796,439
Biotechnology — 5.7%
ADMA Biologics, Inc.†	151,539	1,860,899
Blueprint Medicines Corp.†	16,613	1,799,188
Guardant Health, Inc.†	61,026	2,143,843
Halozyme Therapeutics, Inc.†	57,641	3,185,242
Intra-Cellular Therapies, Inc.†	34,198	2,692,066
Vericel Corp.†	47,949	2,422,383
Viking Therapeutics, Inc.†	23,293	1,327,701
Xenon Pharmaceuticals, Inc.†	38,151	1,645,453
		17,076,775
Building Materials — 4.4%
AAON, Inc.	39,179	3,468,517
AZEK Co., Inc.†	34,019	1,527,113
Eagle Materials, Inc.	12,994	3,538,266
Modine Manufacturing Co.†	24,927	2,932,911
Simpson Manufacturing Co., Inc.	8,409	1,615,285
		13,082,092
Chemicals — 1.8%
Element Solutions, Inc.	134,530	3,625,584
Quaker Chemical Corp.	9,951	1,806,803
		5,432,387
Commercial Services — 3.7%
Bright Horizons Family Solutions, Inc.†	21,177	2,546,534
GXO Logistics, Inc.†	51,385	2,876,533
Stride, Inc.†	40,149	3,050,521
Verra Mobility Corp.†	90,033	2,712,694
		11,186,282
Computers — 3.6%
ASGN, Inc.†	26,057	2,466,816
CyberArk Software, Ltd.†	9,507	2,437,404
KBR, Inc.	37,391	2,489,867
PAR Technology Corp.†	28,842	1,460,559
Varonis Systems, Inc.†	34,614	1,908,270
		10,762,916
Cosmetics/Personal Care — 1.6%
e.l.f. Beauty, Inc.†	11,662	2,012,628
Prestige Consumer Healthcare, Inc.†	38,180	2,703,526
		4,716,154
Distribution/Wholesale — 0.3%
SiteOne Landscape Supply, Inc.†	6,512	955,180
Diversified Financial Services — 6.2%
FTAI Aviation, Ltd.	21,175	2,359,954
Hamilton Lane, Inc., Class A	16,533	2,386,869
Jefferies Financial Group, Inc.	57,439	3,358,458
PennyMac Financial Services, Inc.	23,555	2,311,217
Piper Sandler Cos.	9,275	2,534,672
StepStone Group, Inc., Class A	29,686	1,492,018
TMX Group, Ltd.	136,432	4,146,371
		18,589,559
Security Description	Shares or Principal Amount	Value

Electric — 0.8%
Talen Energy Corp.†	20,031	$ 2,496,864
Electrical Components & Equipment — 1.6%
Littelfuse, Inc.	8,834	2,359,650
Novanta, Inc.†	13,506	2,447,017
		4,806,667
Electronics — 3.6%
Atkore, Inc.	13,481	1,819,935
Coherent Corp.†	44,583	3,106,543
Itron, Inc.†	21,686	2,243,200
nVent Electric PLC	47,377	3,440,992
		10,610,670
Engineering & Construction — 2.9%
AECOM	20,585	1,865,207
Comfort Systems USA, Inc.	6,283	2,088,595
Construction Partners, Inc., Class A†	38,761	2,505,898
MYR Group, Inc.†	5,231	734,851
Sterling Infrastructure, Inc.†	13,548	1,576,445
		8,770,996
Environmental Control — 1.4%
Clean Harbors, Inc.†	17,982	4,292,843
Food — 1.6%
Post Holdings, Inc.†	29,724	3,250,617
Simply Good Foods Co.†	47,175	1,600,176
		4,850,793
Healthcare-Products — 10.7%
BioLife Solutions, Inc.†	98,607	2,368,540
Bio-Techne Corp.	29,656	2,419,633
Glaukos Corp.†	24,104	2,824,266
Inspire Medical Systems, Inc.†	9,709	1,369,454
Integer Holdings Corp.†	18,551	2,203,117
iRhythm Technologies, Inc.†	23,507	2,027,479
Lantheus Holdings, Inc.†	31,537	3,306,024
Merit Medical Systems, Inc.†	28,726	2,450,041
Natera, Inc.†	24,127	2,470,363
Repligen Corp.†	14,648	2,451,343
TransMedics Group, Inc.†	15,159	2,156,519
Twist Bioscience Corp.†	65,184	3,637,919
UFP Technologies, Inc.†	7,410	2,382,982
		32,067,680
Healthcare-Services — 3.3%
Encompass Health Corp.	34,405	3,197,601
HealthEquity, Inc.†	27,121	2,128,456
Tenet Healthcare Corp.†	30,614	4,582,916
		9,908,973
Home Builders — 2.6%
Cavco Industries, Inc.†	6,594	2,734,004
Installed Building Products, Inc.	10,902	2,947,356
M/I Homes, Inc.†	12,124	2,022,647
		7,704,007
Home Furnishings — 0.7%
SharkNinja, Inc.	28,246	2,170,705
Internet — 1.0%
Q2 Holdings, Inc.†	44,548	3,005,653
Iron/Steel — 1.0%
ATI, Inc.†	43,925	2,974,162

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Lodging — 1.1%
Travel & Leisure Co.	28,260	$ 1,302,503
Wyndham Hotels & Resorts, Inc.	24,075	1,822,959
		3,125,462
Machinery-Construction & Mining — 1.6%
BWX Technologies, Inc.	23,886	2,376,418
Terex Corp.	36,256	2,293,555
		4,669,973
Machinery-Diversified — 1.7%
Applied Industrial Technologies, Inc.	11,261	2,457,038
Nordson Corp.	10,600	2,653,498
		5,110,536
Metal Fabricate/Hardware — 1.0%
RBC Bearings, Inc.†	10,198	2,965,986
Miscellaneous Manufacturing — 2.6%
Enpro, Inc.	16,091	2,750,596
Fabrinet†	6,943	1,531,348
Federal Signal Corp.	33,666	3,365,590
		7,647,534
Oil & Gas — 2.9%
Chord Energy Corp.	9,597	1,647,421
Matador Resources Co.	28,150	1,730,662
Permian Resources Corp.	117,073	1,795,900
Range Resources Corp.	42,877	1,339,049
Weatherford International PLC†	17,748	2,091,779
		8,604,811
Oil & Gas Services — 1.0%
TechnipFMC PLC	96,147	2,836,336
Pharmaceuticals — 2.6%
Ascendis Pharma A/S ADR†	15,621	2,085,403
Madrigal Pharmaceuticals, Inc.†	6,157	1,752,652
Option Care Health, Inc.†	64,648	1,919,399
Vaxcyte, Inc.†	25,917	2,044,592
		7,802,046
REITS — 1.5%
EastGroup Properties, Inc.	11,008	2,058,386
Terreno Realty Corp.	36,273	2,481,436
		4,539,822
Retail — 6.4%
Academy Sports & Outdoors, Inc.	38,986	2,107,973
Freshpet, Inc.†	24,469	2,977,877
Security Description	Shares or Principal Amount	Value

Retail (continued)
Murphy USA, Inc.	5,156	$ 2,603,368
Ollie's Bargain Outlet Holdings, Inc.†	25,839	2,522,920
RH†	7,361	2,135,279
Shake Shack, Inc., Class A†	26,291	2,303,617
Texas Roadhouse, Inc.	13,338	2,328,948
Wingstop, Inc.	5,861	2,191,311
		19,171,293
Semiconductors — 6.5%
Allegro MicroSystems, Inc.†	70,609	1,697,440
Impinj, Inc.†	4,423	704,540
MACOM Technology Solutions Holdings, Inc.†	26,920	2,716,766
Nova, Ltd.†	8,283	1,710,191
Onto Innovation, Inc.†	18,056	3,454,113
Power Integrations, Inc.	31,569	2,305,800
Rambus, Inc.†	30,485	1,568,148
SiTime Corp.†	14,348	2,036,699
Synaptics, Inc.†	20,281	1,770,937
Veeco Instruments, Inc.†	37,484	1,552,212
		19,516,846
Software — 8.4%
Altair Engineering, Inc., Class A†	33,374	2,948,927
Braze, Inc., Class A†	51,736	2,279,488
CCC Intelligent Solutions Holdings, Inc.†	80,597	826,925
Clearwater Analytics Holdings, Inc., Class A†	94,956	1,856,390
Confluent, Inc., Class A†	86,973	2,176,064
Descartes Systems Group, Inc.†	23,456	2,384,302
DigitalOcean Holdings, Inc.†	62,109	2,057,671
Guidewire Software, Inc.†	28,086	4,214,866
JFrog, Ltd.†	46,610	1,797,282
Procore Technologies, Inc.†	31,797	2,258,541
SentinelOne, Inc., Class A†	99,541	2,279,489
		25,079,945
Transportation — 0.9%
Saia, Inc.†	6,465	2,701,400
TOTAL INVESTMENTS (cost $237,268,193)(1)	99.1%	296,538,298
Other assets less liabilities	0.9	2,632,246
NET ASSETS	100.0%	$299,170,544
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$296,538,298	$—	$—	$296,538,298
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Janus Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Aerospace/Defense — 2.5%
Howmet Aerospace, Inc.	110,987	$ 10,621,456
Apparel — 1.0%
LVMH Moet Hennessy Louis Vuitton SE	5,939	4,185,877
Beverages — 1.3%
Monster Beverage Corp.†	110,491	5,684,762
Biotechnology — 4.5%
Amgen, Inc.	18,342	6,098,165
Argenx SE ADR†	13,172	6,795,040
Vertex Pharmaceuticals, Inc.†	13,163	6,525,162
		19,418,367
Chemicals — 1.7%
Linde PLC	16,313	7,397,945
Computers — 6.5%
Apple, Inc.	127,583	28,333,633
Diversified Financial Services — 6.2%
Intercontinental Exchange, Inc.	31,775	4,815,819
Mastercard, Inc., Class A	47,778	22,155,136
		26,970,955
Electrical Components & Equipment — 1.2%
Eaton Corp. PLC	17,330	5,282,011
Entertainment — 0.8%
Caesars Entertainment, Inc.†	88,723	3,544,484
Healthcare-Products — 2.1%
Danaher Corp.	32,944	9,128,123
Healthcare-Services — 2.3%
UnitedHealth Group, Inc.	17,575	10,126,012
Insurance — 1.6%
Progressive Corp.	32,287	6,913,292
Internet — 21.9%
Alphabet, Inc., Class C	106,540	18,447,401
Amazon.com, Inc.†	160,726	30,052,547
Booking Holdings, Inc.	3,190	11,850,882
DoorDash, Inc., Class A†	32,579	3,607,147
MercadoLibre, Inc.†	4,454	7,433,281
Meta Platforms, Inc., Class A	42,963	20,400,121
Shopify, Inc., Class A†	49,551	3,032,521
		94,823,900
Machinery-Diversified — 1.1%
Deere & Co.	12,598	4,686,204
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 5.8%
AbbVie, Inc.	50,074	$ 9,279,714
Eli Lilly & Co.	15,442	12,419,537
Madrigal Pharmaceuticals, Inc.†	12,546	3,571,344
		25,270,595
Private Equity — 1.7%
Blackstone, Inc.	50,766	7,216,387
Real Estate — 1.7%
CoStar Group, Inc.†	95,143	7,423,057
REITS — 1.5%
American Tower Corp.	30,302	6,678,561
Semiconductors — 18.5%
Advanced Micro Devices, Inc.†	53,263	7,695,438
Applied Materials, Inc.	18,441	3,913,180
ASML Holding NV	11,838	11,088,655
Marvell Technology, Inc.	84,949	5,689,884
NVIDIA Corp.	297,675	34,833,929
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	50,056	8,299,285
Texas Instruments, Inc.	41,819	8,523,130
		80,043,501
Software — 15.0%
Microsoft Corp.	102,760	42,989,646
Oracle Corp.	90,587	12,632,357
Workday, Inc., Class A†	40,670	9,236,971
		64,858,974
Total Long-Term Investment Securities (cost $233,850,593)		428,608,096
SHORT-TERM INVESTMENTS — 1.0%
Commercial Paper — 1.0%
Credit Agricole SA
5.29%, 08/01/2024 (cost $4,500,000)	$4,500,000	4,499,338
TOTAL INVESTMENTS (cost $238,350,593)(1)	99.9%	433,107,434
Other assets less liabilities	0.1	323,886
NET ASSETS	100.0%	$433,431,320
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

SunAmerica Series Trust SA Janus Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$—	$4,185,877	$—	$4,185,877
Other Industries	424,422,219	—	—	424,422,219
Short-Term Investments	—	4,499,338	—	4,499,338
Total Investments at Value	$424,422,219	$8,685,215	$—	$433,107,434
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 60.3%
Advertising — 0.1%
Dentsu Group, Inc.	300	$ 8,005
Publicis Groupe SA	316	32,981
Trade Desk, Inc., Class A†	3,603	323,838
WPP PLC	1,484	14,347
		379,171
Aerospace/Defense — 1.1%
Airbus SE	5,477	827,083
BAE Systems PLC	4,197	70,062
Dassault Aviation SA	28	5,642
Elbit Systems, Ltd.	32	5,720
General Dynamics Corp.	1,085	324,100
Howmet Aerospace, Inc.	5,496	525,967
Kawasaki Heavy Industries, Ltd.	200	7,398
Leonardo SpA	553	13,160
Melrose Industries PLC	1,721	13,008
MTU Aero Engines AG	72	20,386
Northrop Grumman Corp.	2,122	1,027,727
Rheinmetall AG	61	33,248
Rolls-Royce Holdings PLC†	11,701	67,499
RTX Corp.	2,779	326,505
Saab AB, Class B	499	11,495
Safran SA	8,108	1,777,958
Singapore Technologies Engineering, Ltd.	2,200	7,268
Thales SA	129	20,468
		5,084,694
Agriculture — 0.1%
British American Tobacco PLC	2,786	98,825
Imperial Brands PLC	1,200	33,121
Japan Tobacco, Inc.	1,600	47,206
Philip Morris International, Inc.	2,974	342,486
Wilmar International, Ltd.	2,700	6,456
		528,094
Airlines — 0.0%
ANA Holdings, Inc.	300	5,761
Deutsche Lufthansa AG	849	5,323
International Consolidated Airlines Group SA†	5,098	10,843
Japan Airlines Co., Ltd.	100	1,641
Qantas Airways, Ltd.†	1,212	5,144
Singapore Airlines, Ltd.	1,900	9,909
		38,621
Apparel — 0.9%
adidas AG	221	55,291
Asics Corp.	1,200	19,630
Burberry Group PLC	482	4,820
Carter's, Inc.	3,573	216,345
Columbia Sportswear Co.	1,428	116,668
Hermes International SCA	47	102,664
Kering SA	97	29,827
LPP SA	2	7,660
LVMH Moet Hennessy Louis Vuitton SE	4,711	3,320,368
Ralph Lauren Corp.	446	78,313
		3,951,586
Auto Manufacturers — 0.4%
Bayerische Motoren Werke AG	403	37,401
Bayerische Motoren Werke AG (Preference Shares)	82	7,040
Daimler Truck Holding AG	677	25,952
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	153	11,547
Ferrari NV	169	69,531
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Honda Motor Co., Ltd.	6,800	$ 72,850
Isuzu Motors, Ltd.	800	10,966
Kia Corp.	4,344	351,379
Mazda Motor Corp.	800	7,247
Mercedes-Benz Group AG	1,113	73,632
Mitsubishi Motors Corp.	1,000	2,907
Nissan Motor Co., Ltd.	3,200	10,308
Stellantis NV	2,944	49,024
Subaru Corp.	800	15,785
Suzuki Motor Corp.	2,600	30,209
Tesla, Inc.†	1,573	365,046
Toyota Motor Corp.	16,400	319,235
Volkswagen AG (Preference Shares)	281	31,361
Volvo AB, Class A	236	6,124
Volvo AB, Class B	17,851	454,975
Volvo Car AB, Class B†	734	2,075
		1,954,594
Auto Parts & Equipment — 0.2%
Aisin Corp.	200	6,820
Bridgestone Corp.	800	32,865
Cie Generale des Etablissements Michelin SCA	13,356	528,891
Continental AG	150	9,200
Denso Corp.	2,900	48,214
Koito Manufacturing Co., Ltd.	300	4,477
NGK Insulators, Ltd.	400	5,404
Niterra Co., Ltd.	300	8,966
Pirelli & C SpA*	439	2,748
Sumitomo Electric Industries, Ltd.	1,100	16,813
Toyota Industries Corp.	200	16,684
		681,082
Banks — 4.0%
ANZ Group Holdings, Ltd.	4,167	79,295
Banca Mediolanum SpA	298	3,516
Banco Bilbao Vizcaya Argentaria SA	8,005	84,123
Banco BPM SpA	1,891	13,086
Banco Santander SA	21,632	103,887
Bank Central Asia Tbk PT	654,800	415,694
Bank Hapoalim BM	1,756	16,099
Bank Leumi Le-Israel BM	2,103	18,107
Bank of America Corp.	48,570	1,957,857
Bank Polska Kasa Opieki SA	290	11,699
Barclays PLC	20,957	62,663
BAWAG Group AG*	111	8,086
BNP Paribas SA	1,452	99,454
CaixaBank SA	5,506	32,080
Chiba Bank, Ltd.	1,100	10,433
Citizens Financial Group, Inc.	6,654	283,926
Commerzbank AG	1,302	21,258
Commonwealth Bank of Australia	2,328	209,792
Computershare, Ltd.	804	14,540
Concordia Financial Group, Ltd.	1,800	11,390
Credit Agricole SA	1,688	25,578
Danske Bank A/S	934	28,574
DBS Group Holdings, Ltd.	54,880	1,504,766
Deutsche Bank AG	2,617	40,873
DNB Bank ASA	1,201	24,797
Erste Group Bank AG	427	22,164
Fifth Third Bancorp	2,670	113,048
FinecoBank Banca Fineco SpA	849	14,421
First Citizens BancShares, Inc., Class A	200	417,538
Fukuoka Financial Group, Inc.	300	8,441

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Hang Seng Bank, Ltd.	1,000	$ 12,304
HDFC Bank, Ltd. ADR	5,592	335,576
HSBC Holdings PLC	26,178	236,789
ING Bank Slaski SA	46	3,505
ING Groep NV	4,560	82,677
Intesa Sanpaolo SpA	22,370	90,710
Israel Discount Bank, Ltd., Class A	1,774	9,044
Japan Post Bank Co., Ltd.	1,900	19,807
KBC Group NV	6,464	499,493
Kyoto Financial Group, Inc.	400	7,542
Lloyds Banking Group PLC	1,079,736	822,839
M&T Bank Corp.	4,616	794,737
Macquarie Group, Ltd.	536	73,654
Mediobanca Banca di Credito Finanziario SpA	816	13,232
Mitsubishi UFJ Financial Group, Inc.	57,000	662,390
Mizrahi Tefahot Bank, Ltd.	217	7,824
Mizuho Financial Group, Inc.	3,540	80,960
Morgan Stanley	9,777	1,009,084
National Australia Bank, Ltd.	4,301	108,767
NatWest Group PLC	8,258	38,971
Nordea Bank Abp	4,413	51,672
Northern Trust Corp.	3,044	269,851
Oversea-Chinese Banking Corp., Ltd.	4,400	48,988
PNC Financial Services Group, Inc.	2,268	410,735
Powszechna Kasa Oszczednosci Bank Polski SA	1,192	17,674
Raiffeisen Bank International AG	204	3,973
Regions Financial Corp.	11,687	261,438
Resona Holdings, Inc.	3,200	23,217
Santander Bank Polska SA	38	5,019
Skandinaviska Enskilda Banken AB, Class A	1,938	29,764
Skandinaviska Enskilda Banken AB, Class C	28	440
Societe Generale SA	1,006	26,040
Standard Chartered PLC	2,952	29,004
State Street Corp.	4,570	388,313
Sumitomo Mitsui Financial Group, Inc.	1,800	130,325
Sumitomo Mitsui Trust Holdings, Inc.	1,000	25,225
Svenska Handelsbanken AB, Class A	1,927	19,400
Svenska Handelsbanken AB, Class B	49	604
Swedbank AB, Class A	1,374	29,210
UBS Group AG	27,719	840,718
UniCredit SpA	13,896	570,044
United Overseas Bank, Ltd.	1,900	45,903
US Bancorp	15,952	715,926
Wells Fargo & Co.	51,355	3,047,406
Westpac Banking Corp.	4,823	94,380
		17,652,359
Beverages — 1.1%
Anheuser-Busch InBev SA NV	1,299	77,195
Asahi Group Holdings, Ltd.	700	25,871
Budweiser Brewing Co. APAC, Ltd.*	2,400	2,903
Carlsberg A/S, Class B	126	15,235
Coca-Cola Co.	24,896	1,661,559
Coca-Cola Europacific Partners PLC	283	20,877
Coca-Cola HBC AG	293	10,688
Constellation Brands, Inc., Class A	974	238,786
Davide Campari-Milano NV	827	7,461
Diageo PLC	27,825	866,616
Endeavour Group, Ltd.	1,875	6,734
Heineken Holding NV	182	13,403
Heineken NV	15,420	1,367,959
JDE Peet's NV	167	3,667
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Keurig Dr Pepper, Inc.	9,764	$ 334,710
Kirin Holdings Co., Ltd.	1,200	17,026
Pernod Ricard SA	278	37,231
Suntory Beverage & Food, Ltd.	200	7,232
Treasury Wine Estates, Ltd.	1,115	9,009
		4,724,162
Biotechnology — 1.2%
Alnylam Pharmaceuticals, Inc.†	741	175,958
Argenx SE†	26	13,345
Argenx SE†	60	30,796
Biogen, Inc.†	1,039	221,515
CSL, Ltd.	676	137,637
Genmab A/S†	103	29,126
Intra-Cellular Therapies, Inc.†	1,894	149,096
Regeneron Pharmaceuticals, Inc.†	3,537	3,817,095
Royalty Pharma PLC, Class A	3,809	107,299
Vertex Pharmaceuticals, Inc.†	1,478	732,674
		5,414,541
Building Materials — 0.9%
AGC, Inc.	300	10,769
Buzzi SpA	112	4,390
Carrier Global Corp.	6,768	460,968
Cie de Saint-Gobain SA	637	54,598
Daikin Industries, Ltd.	2,700	391,036
Fortune Brands Innovations, Inc.	2,914	235,480
Geberit AG	48	30,541
Heidelberg Materials AG	181	18,893
Holcim AG	667	62,425
Investment AB Latour, Class B	208	6,092
James Hardie Industries PLC CDI†	604	21,842
Kingspan Group PLC	214	19,975
Martin Marietta Materials, Inc.	501	297,268
Mohawk Industries, Inc.†	2,213	356,448
Nibe Industrier AB, Class B	2,280	9,993
Sika AG	222	67,388
Svenska Cellulosa AB SCA, Class B	782	10,625
TOTO, Ltd.	200	5,594
Trane Technologies PLC	3,316	1,108,472
Vulcan Materials Co.	3,529	968,746
		4,141,543
Chemicals — 1.2%
Air Liquide SA	3,670	668,864
Akzo Nobel NV	221	13,626
Asahi Kasei Corp.	1,900	13,768
Axalta Coating Systems, Ltd.†	6,259	223,133
BASF SE	1,233	57,499
Brenntag SE	175	12,460
Covestro AG*†	251	14,789
Croda International PLC	183	9,499
DSM-Firmenich AG	300	38,331
EMS-Chemie Holding AG	10	8,347
Evonik Industries AG	286	5,807
Givaudan SA	13	63,742
ICL Group, Ltd.	846	3,545
Linde PLC	1,173	536,428
Mitsubishi Chemical Group Corp.	1,900	11,322
Mitsui Chemicals, Inc.	300	8,725
Nippon Paint Holdings Co., Ltd.	1,300	8,298
Nippon Sanso Holdings Corp.	300	9,832
Nissan Chemical Corp.	200	6,446
Nitto Denko Corp.	200	17,476

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Novonesis (Novozymes), Class B	491	$ 31,270
Shin-Etsu Chemical Co., Ltd.	76,400	3,413,521
Syensqo SA	102	9,015
Symrise AG	174	21,978
Toray Industries, Inc.	2,200	11,534
Tosoh Corp.	400	5,433
Umicore SA	268	3,675
Yara International ASA	225	6,407
		5,234,770
Commercial Services — 0.8%
Adyen NV*†	42	51,406
Ashtead Group PLC	604	43,423
Atlas Arteria, Ltd.	1,522	5,216
Block, Inc.†	3,321	205,504
Booz Allen Hamilton Holding Corp.	1,788	256,238
Brambles, Ltd.	1,921	19,611
Bureau Veritas SA	420	13,155
Corpay, Inc.†	1,573	459,033
Dai Nippon Printing Co., Ltd.	300	9,886
Edenred SE	343	14,258
Experian PLC	1,268	59,786
Intertek Group PLC	224	14,560
Moody's Corp.	856	390,747
Nexi SpA*†	868	5,327
Quanta Services, Inc.	1,522	403,908
Recruit Holdings Co., Ltd.	2,200	125,738
RELX PLC	15,014	708,344
RELX PLC (XAMS)	16,234	764,294
Rentokil Initial PLC	3,367	20,527
Secom Co., Ltd.	300	19,243
Securitas AB, Class B	719	7,715
SGS SA	214	23,433
Toppan Holdings, Inc.	400	11,329
Transurban Group	4,293	36,534
Wise PLC, Class A†	962	8,847
Wolters Kluwer NV	331	55,521
		3,733,583
Computers — 2.8%
Apple, Inc.	51,797	11,503,078
AutoStore Holdings, Ltd.*†	1,285	1,618
Capgemini SE	225	44,655
Crowdstrike Holdings, Inc., Class A†	545	126,418
Fujitsu, Ltd.	2,300	41,074
International Business Machines Corp.	1,061	203,861
NEC Corp.	400	35,040
Nomura Research Institute, Ltd.	600	18,539
NTT Data Group Corp.	800	12,473
Obic Co., Ltd.	100	15,229
Otsuka Corp.	300	6,633
SCSK Corp.	200	3,959
Seagate Technology Holdings PLC	3,179	324,798
		12,337,375
Cosmetics/Personal Care — 0.3%
Beiersdorf AG	136	19,747
e.l.f. Beauty, Inc.†	1,342	231,602
Essity AB, Class A	31	871
Essity AB, Class B	837	23,533
Haleon PLC	9,295	41,753
Kao Corp.	600	26,358
Kenvue, Inc.	6,101	112,808
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
L'Oreal SA	337	$ 145,933
Procter & Gamble Co.	2,342	376,500
Shiseido Co., Ltd.	600	18,970
Unicharm Corp.	600	20,081
Unilever PLC	3,453	211,825
		1,229,981
Distribution/Wholesale — 0.4%
Azelis Group NV	148	2,800
Bunzl PLC	448	18,749
Copart, Inc.†	5,474	286,454
D'ieteren Group	29	6,655
Ferguson PLC (LSE)	3,071	679,267
ITOCHU Corp.	1,900	97,548
Marubeni Corp.	2,300	43,557
Mitsubishi Corp.	5,700	118,427
Mitsui & Co., Ltd.	4,200	97,972
Pool Corp.	297	111,090
Seven Group Holdings, Ltd.	262	6,715
Sojitz Corp.	260	6,209
Sumitomo Corp.	1,700	42,750
Toyota Tsusho Corp.	900	18,032
		1,536,225
Diversified Financial Services — 2.5%
Acom Co., Ltd.	800	2,305
Air Lease Corp.	2,467	122,413
American Express Co.	5,492	1,389,696
Ameriprise Financial, Inc.	1,435	617,150
Amundi SA*	88	6,414
ASX, Ltd.	265	11,263
Capital One Financial Corp.	4,815	728,991
Charles Schwab Corp.	11,506	750,076
CME Group, Inc.	3,669	710,722
Daiwa Securities Group, Inc.	2,000	16,608
Deutsche Boerse AG	254	52,002
Hargreaves Lansdown PLC	491	6,954
Hong Kong Exchanges & Clearing, Ltd.	20,400	601,559
Interactive Brokers Group, Inc., Class A	2,429	289,707
Japan Exchange Group, Inc.	700	16,409
Julius Baer Group, Ltd.	284	15,469
London Stock Exchange Group PLC	590	71,899
Mastercard, Inc., Class A	12,479	5,786,637
Mitsubishi HC Capital, Inc.	1,300	9,424
Nomura Holdings, Inc.	4,100	25,407
Nordnet AB	216	4,401
ORIX Corp.	1,600	38,787
SBI Holdings, Inc.	400	10,444
Schroders PLC	1,265	6,401
Singapore Exchange, Ltd.	1,200	8,837
Tokyo Century Corp.	300	3,195
		11,303,170
Electric — 2.0%
A2A SpA	2,228	4,715
Chubu Electric Power Co., Inc.	1,100	13,874
CLP Holdings, Ltd.	2,500	21,569
Contact Energy, Ltd.	1,096	5,538
Dominion Energy, Inc.	13,255	708,612
E.ON SE	3,057	42,878
Edison International	2,535	202,825
EDP - Energias de Portugal SA	3,939	16,216
EDP Renovaveis SA	352	5,467
Elia Group SA	40	4,154

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Endesa SA	441	$ 8,550
Enel SpA	10,716	76,421
Engie SA	2,547	40,031
Entergy Corp.	942	109,244
EVN AG	52	1,699
Fortum Oyj	603	9,267
Hera SpA	1,292	4,732
Iberdrola SA	7,912	104,385
Kansai Electric Power Co., Inc.	1,100	18,855
Mercury NZ, Ltd.	963	3,945
Meridian Energy, Ltd.	1,712	6,626
National Grid PLC	6,577	83,610
NextEra Energy, Inc.	31,088	2,374,812
Origin Energy, Ltd.	2,379	16,323
Orsted A/S*†	261	15,542
PG&E Corp.	56,758	1,035,834
Power Assets Holdings, Ltd.	2,000	12,772
Public Service Enterprise Group, Inc.	12,246	976,863
Redeia Corp. SA	525	9,303
RWE AG	934	34,887
Southern Co.	25,982	2,170,017
SSE PLC	31,583	764,464
Terna - Rete Elettrica Nazionale	1,941	16,147
Tokyo Electric Power Co. Holdings, Inc.†	1,000	5,032
Verbund AG	96	7,687
Xcel Energy, Inc.	2,806	163,534
		9,096,430
Electrical Components & Equipment — 0.4%
AMETEK, Inc.	1,849	320,764
Brother Industries, Ltd.	300	6,171
Eaton Corp. PLC	2,708	825,371
Legrand SA	5,891	635,335
Schneider Electric SE	777	186,943
		1,974,584
Electronics — 0.8%
ABB, Ltd.	2,214	122,866
Assa Abloy AB, Class B	1,465	44,513
Garmin, Ltd.	1,563	267,664
Halma PLC	525	17,947
Honeywell International, Inc.	8,458	1,731,775
Hoya Corp.	3,300	412,388
Hubbell, Inc.	579	229,081
Ibiden Co., Ltd.	200	7,701
Kyocera Corp.	1,800	22,786
Mettler-Toledo International, Inc.†	106	161,229
Minebea Mitsumi, Inc.	500	11,967
Murata Manufacturing Co., Ltd.	2,500	55,290
NIDEC Corp.	700	31,059
Sartorius AG (Preference Shares)	33	9,380
SCREEN Holdings Co., Ltd.	200	17,026
Shimadzu Corp.	300	8,865
TD SYNNEX Corp.	2,491	296,852
TDK Corp.	500	34,824
Yokogawa Electric Corp.	300	7,582
		3,490,795
Energy-Alternate Sources — 0.0%
Vestas Wind Systems A/S†	1,386	34,247
Engineering & Construction — 0.3%
Ackermans & van Haaren NV	29	5,577
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
ACS Actividades de Construccion y Servicios SA	296	$ 13,220
Aena SME SA*	102	19,333
Aeroports de Paris SA	49	6,427
Auckland International Airport, Ltd.	1,824	8,127
Bouygues SA	296	10,212
Cellnex Telecom SA*	812	28,264
CK Infrastructure Holdings, Ltd.	1,000	6,649
Eiffage SA	102	10,137
Ferrovial SE	683	27,138
Infrastrutture Wireless Italiane SpA*	500	5,560
Kajima Corp.	700	13,618
Keppel, Ltd.	2,000	9,956
Obayashi Corp.	1,000	13,156
Shimizu Corp.	900	5,680
Skanska AB, Class B	454	8,857
Strabag SE	17	712
Taisei Corp.	300	12,810
Vinci SA	10,997	1,253,317
Worley, Ltd.	511	5,100
		1,463,850
Entertainment — 0.1%
Aristocrat Leisure, Ltd.	894	31,714
Entain PLC	888	6,535
Evolution AB*	263	25,380
Flutter Entertainment PLC†	222	43,820
Genting Singapore, Ltd.	8,200	5,211
Liberty Media Corp.-Liberty Live, Class C†	1,843	71,914
Lottery Corp., Ltd.	3,087	10,088
Oriental Land Co., Ltd.	1,500	42,644
Toho Co., Ltd.	200	7,209
Universal Music Group NV	1,308	31,111
		275,626
Environmental Control — 0.0%
Kurita Water Industries, Ltd.	100	4,271
Food — 1.3%
Aeon Co., Ltd.	1,200	27,460
Ajinomoto Co., Inc.	700	28,909
Axfood AB	175	4,339
Carrefour SA	786	11,723
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	2	25,071
CK Hutchison Holdings, Ltd.	3,500	18,418
Coles Group, Ltd.	1,849	21,927
Colruyt Group NV	60	2,878
Danone SA	893	58,104
Dino Polska SA*†	67	5,946
J Sainsbury PLC	2,266	8,035
Jeronimo Martins SGPS SA	384	6,705
Kerry Group PLC, Class A	212	19,818
Kesko Oyj, Class A	131	2,444
Kesko Oyj, Class B	376	6,796
Kikkoman Corp.	1,300	16,314
Kobe Bussan Co., Ltd.	200	5,307
Koninklijke Ahold Delhaize NV	1,266	40,778
MEIJI Holdings Co., Ltd.	400	10,148
Mondelez International, Inc., Class A	19,113	1,306,374
Mowi ASA	611	10,300
Nestle SA	35,790	3,633,069
Nissin Foods Holdings Co., Ltd.	300	8,952
Orkla ASA	1,031	8,703
Post Holdings, Inc.†	2,639	288,601

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Salmar ASA	105	$ 6,044
Seven & i Holdings Co., Ltd.	3,300	39,664
Tesco PLC	9,389	40,079
Toyo Suisan Kaisha, Ltd.	200	13,662
WH Group, Ltd.*	12,184	7,938
Woolworths Group, Ltd.	1,602	36,150
Yakult Honsha Co., Ltd.	400	8,239
		5,728,895
Food Service — 0.0%
Compass Group PLC	2,376	73,134
Sodexo SA	121	11,471
		84,605
Forest Products & Paper — 0.0%
Holmen AB, Class B	117	4,595
International Paper Co.	2,997	139,301
Mondi PLC	613	11,997
UPM-Kymmene Oyj	737	24,342
		180,235
Gas — 0.0%
Centrica PLC	7,515	12,795
Hong Kong & China Gas Co., Ltd.	14,530	11,866
Naturgy Energy Group SA	182	4,369
NiSource, Inc.	2,467	77,094
Osaka Gas Co., Ltd.	600	13,620
Snam SpA	2,933	14,014
		133,758
Hand/Machine Tools — 0.0%
Fuji Electric Co., Ltd.	200	11,251
Makita Corp.	300	9,804
Schindler Holding AG	35	9,182
Schindler Holding AG (Participation Certificate)	59	15,783
Techtronic Industries Co., Ltd.	2,000	25,872
		71,892
Healthcare-Products — 1.2%
Alcon, Inc.	684	64,710
Asahi Intecc Co., Ltd.	300	4,792
Carl Zeiss Meditec AG	53	3,633
Cochlear, Ltd.	86	19,412
Coloplast A/S, Class B	191	24,803
ConvaTec Group PLC*	2,334	7,032
Cooper Cos., Inc.	2,557	238,645
Danaher Corp.	1,605	444,713
Demant A/S†	112	4,287
DiaSorin SpA	32	3,495
EssilorLuxottica SA	428	97,714
Fisher & Paykel Healthcare Corp., Ltd.	752	14,486
FUJIFILM Holdings Corp.	1,600	37,867
Getinge AB, Class B	313	6,102
Intuitive Surgical, Inc.†	1,289	573,102
Koninklijke Philips NV†	1,073	30,252
Lifco AB, Class B	314	9,294
Medtronic PLC	7,408	595,011
Natera, Inc.†	3,441	352,324
Olympus Corp.	1,600	27,472
QIAGEN NV	311	13,894
Sartorius Stedim Biotech	37	7,320
Siemens Healthineers AG*	373	20,025
Smith & Nephew PLC	1,205	17,387
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Sonova Holding AG	68	$ 20,759
Straumann Holding AG	160	20,651
Stryker Corp.	5,422	1,775,434
Sysmex Corp.	800	13,067
Terumo Corp.	20,900	373,293
Thermo Fisher Scientific, Inc.	565	346,537
Zimmer Biomet Holdings, Inc.	1,543	171,813
		5,339,326
Healthcare-Services — 1.2%
BioMerieux	59	6,232
Eurofins Scientific SE	180	10,671
Fresenius SE & Co. KGaA†	568	20,381
HCA Healthcare, Inc.	1,224	444,373
IQVIA Holdings, Inc.†	211	51,955
Labcorp Holdings, Inc.	1,267	272,962
Lonza Group AG	97	64,496
NMC Health PLC†(1)	210	0
Ramsay Health Care, Ltd.	262	8,005
Sonic Healthcare, Ltd.	646	11,743
UnitedHealth Group, Inc.	7,913	4,559,154
Wuxi Biologics Cayman, Inc.*†	5,000	7,318
		5,457,290
Holding Companies-Diversified — 0.0%
Jardine Matheson Holdings, Ltd.	200	7,047
Home Builders — 0.0%
Barratt Developments PLC	1,354	9,141
Berkeley Group Holdings PLC	151	9,850
Daiwa House Industry Co., Ltd.	900	25,757
Persimmon PLC	445	9,061
Sekisui Chemical Co., Ltd.	600	9,059
Sekisui House, Ltd.	900	22,588
Taylor Wimpey PLC	4,911	10,034
		95,490
Home Furnishings — 0.2%
Hoshizaki Corp.	200	6,364
Howden Joinery Group PLC	736	8,887
Panasonic Holdings Corp.	3,000	23,984
Sony Group Corp.	8,700	774,063
		813,298
Household Products/Wares — 0.0%
Henkel AG & Co. KGaA	134	10,383
Henkel AG & Co. KGaA (Preference Shares)	229	19,603
Reckitt Benckiser Group PLC	980	52,598
		82,584
Housewares — 0.0%
Newell Brands, Inc.	8,487	72,903
Insurance — 2.2%
Admiral Group PLC	309	10,923
Aegon, Ltd.	1,766	11,372
Ageas SA	219	10,430
AIA Group, Ltd.	99,800	665,150
Allianz SE	542	152,927
Arch Capital Group, Ltd.†	1,366	130,835
Aviva PLC	3,781	24,361
AXA SA	2,451	85,963
Berkshire Hathaway, Inc., Class B†	2,569	1,126,507
Chubb, Ltd.	931	256,639
CNA Financial Corp.	3,531	173,584

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Dai-ichi Life Holdings, Inc.	1,300	$ 39,955
Generali	1,389	35,950
Gjensidige Forsikring ASA	227	3,838
Hannover Rueck SE	84	20,874
Hiscox, Ltd.	483	7,843
Insurance Australia Group, Ltd.	3,347	16,195
Intact Financial Corp.	2,771	503,563
Japan Post Holdings Co., Ltd.	2,900	30,909
Japan Post Insurance Co., Ltd.	300	6,236
Legal & General Group PLC	8,239	24,547
Loews Corp.	8,067	644,957
M&G PLC	3,152	8,616
Medibank Private, Ltd.	3,803	9,906
MGIC Investment Corp.	11,076	275,128
MS&AD Insurance Group Holdings, Inc.	1,900	44,721
Muenchener Rueckversicherungs-Gesellschaft AG	4,884	2,406,221
NN Group NV	379	18,959
Phoenix Group Holdings PLC	1,042	7,342
Powszechny Zaklad Ubezpieczen SA	753	9,216
Progressive Corp.	2,587	553,928
Prudential PLC	3,684	32,894
QBE Insurance Group, Ltd.	2,063	24,397
Sampo Oyj, Class A	646	28,301
Sompo Holdings, Inc.	1,300	29,666
Storebrand ASA	622	6,238
Suncorp Group, Ltd.	1,753	20,437
Swiss Life Holding AG	39	29,895
Swiss Re AG	394	48,582
T&D Holdings, Inc.	700	13,249
Talanx AG	87	6,614
Tokio Marine Holdings, Inc.	21,200	842,730
Travelers Cos., Inc.	4,671	1,010,991
Tryg A/S	439	9,616
Vienna Insurance Group AG Wiener Versicherung Gruppe	57	1,836
W.R. Berkley Corp.	3,155	173,935
Zurich Insurance Group AG	202	111,081
		9,708,057
Internet — 5.9%
Allegro.eu SA*†	869	7,998
Alphabet, Inc., Class A	8,360	1,434,074
Alphabet, Inc., Class C	9,894	1,713,146
Amazon.com, Inc.†	54,400	10,171,712
Auto Trader Group PLC*	1,209	12,662
Booking Holdings, Inc.	155	575,827
CDW Corp.	551	120,179
DoorDash, Inc., Class A†	2,414	267,278
Expedia Group, Inc.†	1,287	164,311
IAC, Inc.†	5,111	269,912
LY Corp.	3,800	9,449
M3, Inc.	600	5,612
Meta Platforms, Inc., Class A	14,591	6,928,245
MonotaRO Co., Ltd.	300	4,195
Netflix, Inc.†	750	471,263
Palo Alto Networks, Inc.†	1,348	437,736
Prosus NV	1,987	69,070
Rakuten Group, Inc.†	2,100	12,243
Rightmove PLC	1,108	8,221
SEEK, Ltd.	448	6,456
Tencent Holdings, Ltd.	28,300	1,306,658
Trend Micro, Inc.	200	9,589
Security Description	Shares or Principal Amount	Value

Internet (continued)
Uber Technologies, Inc.†	33,519	$ 2,160,970
ZOZO, Inc.	300	8,817
		26,175,623
Investment Companies — 0.0%
Aker ASA, Class A	34	1,995
EXOR NV	125	12,786
Groupe Bruxelles Lambert NV	121	9,009
HAL Trust	29	3,576
Industrivarden AB, Class A	189	6,468
Industrivarden AB, Class C	232	7,850
Investor AB, Class A	790	22,294
Investor AB, Class B	2,422	68,622
L E Lundbergforetagen AB, Class B	104	5,247
Sofina SA	20	4,723
Washington H. Soul Pattinson & Co., Ltd.	349	8,105
		150,675
Iron/Steel — 0.0%
ArcelorMittal SA	666	15,036
BlueScope Steel, Ltd.	615	8,850
Evraz PLC†(1)	1,200	21
Fortescue, Ltd.	2,190	27,242
JFE Holdings, Inc.	900	13,227
Mineral Resources, Ltd.	237	8,482
Nippon Steel Corp.	1,300	28,446
SSAB AB, Class A	345	1,776
SSAB AB, Class B	787	3,977
voestalpine AG	136	3,480
		110,537
Leisure Time — 0.0%
Amadeus IT Group SA	605	39,779
Shimano, Inc.	100	17,728
Yamaha Motor Co., Ltd.	1,300	12,175
		69,682
Lodging — 0.2%
City Developments, Ltd.	700	2,787
Galaxy Entertainment Group, Ltd.	3,000	12,528
Hilton Worldwide Holdings, Inc.	986	211,665
InterContinental Hotels Group PLC	4,059	408,721
Marriott International, Inc., Class A	1,463	332,540
Sands China, Ltd.†	3,600	6,706
Whitbread PLC	237	8,848
		983,795
Machinery-Construction & Mining — 0.2%
Epiroc AB, Class A	866	16,157
Epiroc AB, Class B	539	9,038
Hitachi Construction Machinery Co., Ltd.	100	2,505
Hitachi, Ltd.	26,300	568,408
Komatsu, Ltd.	1,300	37,286
Metso Oyj	976	9,907
Mitsubishi Electric Corp.	2,800	47,002
Mitsubishi Heavy Industries, Ltd.	4,700	56,673
Sandvik AB	1,296	26,481
Siemens Energy AG†	714	20,788
Vertiv Holdings Co., Class A	2,404	189,195
Weir Group PLC	351	9,156
		992,596
Machinery-Diversified — 1.0%
ANDRITZ AG	97	6,206

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Atlas Copco AB, Class A	25,667	$ 456,149
Atlas Copco AB, Class B	2,171	33,912
Beijer Ref AB	510	8,072
Daifuku Co., Ltd.	500	9,049
Deere & Co.	2,937	1,092,505
Dover Corp.	1,856	341,987
FANUC Corp.	1,300	38,837
Hexagon AB, Class B	2,910	29,589
Husqvarna AB, Class B	499	3,362
Ingersoll Rand, Inc.	3,265	327,806
Keyence Corp.	1,300	565,539
Kone Oyj, Class B	489	24,959
Kubota Corp.	1,600	23,079
Middleby Corp.†	627	85,009
Omron Corp.	200	7,376
Otis Worldwide Corp.	15,891	1,501,700
SMC Corp.	100	48,882
Spirax Group PLC	102	11,899
Wartsila OYJ Abp	669	13,798
Yaskawa Electric Corp.	300	10,385
		4,640,100
Media — 0.1%
Bollore SE	1,110	6,907
Informa PLC	1,724	19,291
Liberty Broadband Corp., Class C†	1,938	130,602
Liberty Media Corp.-Liberty SiriusXM†	6,281	141,385
Nexstar Media Group, Inc.	932	172,224
Pearson PLC	974	13,200
Schibsted ASA, Class A	101	2,901
Schibsted ASA, Class B	124	3,364
Vivendi SE	925	9,864
		499,738
Metal Fabricate/Hardware — 0.1%
MISUMI Group, Inc.	400	7,368
Prysmian SpA	376	25,837
SKF AB, Class A	29	537
SKF AB, Class B	497	9,216
Tenaris SA	629	9,995
Timken Co.	1,838	159,814
		212,767
Mining — 0.2%
Anglo American PLC	1,686	50,710
Antofagasta PLC	456	11,785
BHP Group, Ltd. (ASX)	7,024	195,016
BHP Group, Ltd. (LSE)	17,243	476,362
Boliden AB	377	11,456
Fresnillo PLC	238	1,796
Glencore PLC	13,755	76,152
KGHM Polska Miedz SA	182	6,248
Norsk Hydro ASA	1,807	9,997
Northern Star Resources, Ltd.	1,598	14,853
Pilbara Minerals, Ltd.	3,740	7,221
Rio Tinto PLC	1,433	92,777
Rio Tinto, Ltd.	513	39,420
South32, Ltd.	6,254	12,559
Sumitomo Metal Mining Co., Ltd.	400	12,272
		1,018,624
Miscellaneous Manufacturing — 0.2%
Alfa Laval AB	399	17,601
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing (continued)
Carlisle Cos., Inc.	777	$ 325,237
Indutrade AB	384	11,246
ITT, Inc.	2,371	335,402
Orica, Ltd.	670	7,871
Siemens AG	984	180,373
Smiths Group PLC	483	11,077
Trelleborg AB, Class B	310	11,494
		900,301
Office/Business Equipment — 0.0%
Canon, Inc.	1,300	41,068
Ricoh Co., Ltd.	800	7,473
Seiko Epson Corp.	300	5,278
		53,819
Oil & Gas — 2.6%
Aker BP ASA	426	10,299
Ampol, Ltd.	330	7,256
BP PLC	324,364	1,912,974
Chevron Corp.	7,803	1,252,147
ConocoPhillips	5,351	595,031
Coterra Energy, Inc.	5,518	142,364
DCC PLC	138	9,500
ENEOS Holdings, Inc.	4,100	21,625
Eni SpA	2,912	46,515
EOG Resources, Inc.	5,686	720,985
Equinor ASA	1,241	32,893
Exxon Mobil Corp.	25,868	3,067,686
Galp Energia SGPS SA	609	12,823
Idemitsu Kosan Co., Ltd.	1,500	9,992
Inpex Corp.	1,300	20,160
Neste Oyj	590	12,152
OMV AG	197	8,256
Orlen SA	809	13,198
Phillips 66	2,640	384,067
Repsol SA	1,591	22,643
Santos, Ltd.	4,305	22,332
Shell PLC	76,952	2,806,674
TotalEnergies SE	3,005	202,663
Var Energi ASA	1,132	3,603
Woodside Energy Group, Ltd.	2,621	47,514
		11,385,352
Oil & Gas Services — 0.5%
Baker Hughes Co.	44,813	1,735,159
TechnipFMC PLC	14,932	440,494
		2,175,653
Packaging & Containers — 0.2%
D.S. Smith PLC	1,915	11,184
Graphic Packaging Holding Co.	9,041	272,134
Huhtamaki Oyj	119	4,816
Packaging Corp. of America	1,415	282,816
Silgan Holdings, Inc.	2,507	128,935
Smurfit WestRock PLC	3,799	170,347
Stora Enso Oyj, Class R	821	10,254
Svenska Cellulosa AB SCA, Class A	39	535
		881,021
Pharmaceuticals — 3.2%
AbbVie, Inc.	16,284	3,017,750
Amplifon SpA	180	5,705
Astellas Pharma, Inc.	2,400	28,027
AstraZeneca PLC	10,188	1,615,263

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Bayer AG	1,266	$ 37,647
Bristol-Myers Squibb Co.	9,925	472,033
Cencora, Inc.	1,859	442,219
Chugai Pharmaceutical Co., Ltd.	900	39,380
Cigna Group	654	228,030
CVS Health Corp.	3,895	234,985
Daiichi Sankyo Co., Ltd.	2,700	109,886
Eisai Co., Ltd.	400	15,325
Eli Lilly & Co.	1,780	1,431,601
Galderma Group AG†	76	5,978
GSK PLC	5,604	108,527
Henry Schein, Inc.†	3,998	287,616
Hikma Pharmaceuticals PLC	213	5,192
Ipsen SA	48	5,390
Johnson & Johnson	12,047	1,901,619
Kyowa Kirin Co., Ltd.	300	6,348
McKesson Corp.	369	227,680
Merck & Co., Inc.	2,681	303,302
Merck KGaA	179	32,067
Novartis AG	2,839	318,264
Novo Nordisk A/S, Class B	19,098	2,530,551
Ono Pharmaceutical Co., Ltd.	600	8,961
Orion Oyj, Class A	38	1,737
Orion Oyj, Class B	148	6,803
Otsuka Holdings Co., Ltd.	700	36,218
Recordati Industria Chimica e Farmaceutica SpA	138	7,515
Roche Holding AG	961	311,266
Roche Holding AG (BR)	40	14,085
Sandoz Group AG	567	24,658
Sanofi SA	1,569	161,358
Shionogi & Co., Ltd.	400	17,599
Takeda Pharmaceutical Co., Ltd.	2,200	62,866
Teva Pharmaceutical Industries, Ltd.†	1,573	27,331
UCB SA	167	27,959
		14,118,741
Pipelines — 0.2%
APA Group	1,784	9,230
Kinder Morgan, Inc.	19,274	407,260
Williams Cos., Inc.	9,745	418,450
		834,940
Private Equity — 0.3%
3i Group PLC	18,525	744,042
Blackstone, Inc.	2,422	344,287
CapitaLand Investment, Ltd.	3,400	6,879
CVC Capital Partners PLC*†	857	16,094
EQT AB	975	31,518
Intermediate Capital Group PLC	404	11,388
KKR & Co., Inc.	2,762	340,969
Partners Group Holding AG	30	40,399
		1,535,576
Real Estate — 0.2%
Azrieli Group, Ltd.	52	3,184
Castellum AB†	598	7,460
CBRE Group, Inc., Class A†	1,392	156,892
CK Asset Holdings, Ltd.	2,500	9,513
Daito Trust Construction Co., Ltd.	100	12,045
ESR Group, Ltd.*	3,200	4,840
Fastighets AB Balder, Class B†	936	6,878
Hang Lung Properties, Ltd.	2,000	1,475
Henderson Land Development Co., Ltd.	2,000	5,583
Security Description	Shares or Principal Amount	Value

Real Estate (continued)
Hulic Co., Ltd.	800	$ 7,776
Mitsubishi Estate Co., Ltd.	1,800	30,588
Mitsui Fudosan Co., Ltd.	44,800	463,840
Nomura Real Estate Holdings, Inc.	100	2,804
REA Group, Ltd.	70	9,370
Sagax AB	259	759
Sagax AB, Class B	299	7,347
Sino Land Co., Ltd.	6,000	6,182
Sumitomo Realty & Development Co., Ltd.	700	23,101
Sun Hung Kai Properties, Ltd.	2,500	21,757
Swire Pacific, Ltd., Class A	500	4,310
Swire Pacific, Ltd., Class B	2,500	3,246
Swire Properties, Ltd.	1,600	2,531
Tokyu Fudosan Holdings Corp.	800	5,793
Vonovia SE	1,133	34,819
Wharf Holdings, Ltd.	1,000	2,746
Wharf Real Estate Investment Co., Ltd.	2,000	4,932
		839,771
REITS — 1.7%
American Homes 4 Rent, Class A	6,499	234,549
Apple Hospitality REIT, Inc.	8,717	128,924
Brixmor Property Group, Inc.	9,603	244,588
CapitaLand Ascendas REIT	5,172	10,551
CapitaLand Integrated Commercial Trust	5,985	9,340
CBL & Associates Properties, Inc.	5,513	142,070
Dexus	1,496	6,898
Digital Realty Trust, Inc.	6,317	944,328
EastGroup Properties, Inc.	621	116,121
Federal Realty Investment Trust	2,098	234,242
GLP J-REIT	6	5,272
Goodman Group	2,392	55,347
GPT Group	2,660	8,090
Japan Metropolitan Fund Investment Corp.	10	6,218
Japan Real Estate Investment Corp.	2	6,917
Kimco Realty Corp.	14,121	306,849
Lamar Advertising Co., Class A	2,153	258,059
Land Securities Group PLC	993	8,130
Link REIT	3,500	14,707
Mapletree Pan Asia Commercial Trust	3,300	3,168
Mid-America Apartment Communities, Inc.	2,764	386,324
Mirvac Group	5,486	7,707
Nippon Building Fund, Inc.	2	7,733
Nippon Prologis REIT, Inc.	3	4,957
Nomura Real Estate Master Fund, Inc.	6	5,906
Prologis, Inc.	14,619	1,842,725
Public Storage	1,521	450,094
Rayonier, Inc.	4,507	136,697
Regency Centers Corp.	4,353	293,131
Scentre Group	7,217	16,467
Segro PLC	1,703	20,080
Stockland	3,315	10,018
Vicinity, Ltd.	5,196	7,226
Warehouses De Pauw CVA	212	5,750
Welltower, Inc.	11,838	1,316,978
Weyerhaeuser Co.	12,055	382,867
		7,639,028
Retail — 3.0%
ABC-Mart, Inc.	200	3,933
Alimentation Couche-Tard, Inc.	8,362	515,475
Associated British Foods PLC	480	15,299
AutoZone, Inc.†	630	1,974,225

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
B&M European Value Retail SA	1,288	$ 7,760
Bath & Body Works, Inc.	5,312	195,216
Best Buy Co., Inc.	1,834	158,678
Cie Financiere Richemont SA, Class A	741	112,865
Dick's Sporting Goods, Inc.	787	170,267
Domino's Pizza, Inc.	458	196,345
Fast Retailing Co., Ltd.	200	54,926
H & M Hennes & Mauritz AB, Class B	862	13,368
Home Depot, Inc.	457	168,249
Industria de Diseno Textil SA	10,483	507,967
Jardine Cycle & Carriage, Ltd.	100	1,946
JD Sports Fashion PLC	3,590	6,087
Kingfisher PLC	3,249	11,561
Lowe's Cos., Inc.	5,926	1,454,892
MatsukiyoCocokara & Co.	500	8,166
McDonald's Corp.	3,943	1,046,472
McDonald's Holdings Co. Japan, Ltd.	100	4,146
Moncler SpA	297	17,694
Murphy USA, Inc.	414	209,037
Next PLC	172	20,093
Nitori Holdings Co., Ltd.	100	11,935
O'Reilly Automotive, Inc.†	909	1,023,843
Pan Pacific International Holdings Corp.	800	20,819
Pandora A/S	113	17,707
Reece, Ltd.	478	8,692
Ross Stores, Inc.	6,983	1,000,175
Swatch Group AG (TRQX)	87	3,521
Swatch Group AG (XEGT)	41	8,430
Texas Roadhouse, Inc.	576	100,575
TJX Cos., Inc.	11,908	1,345,842
Tokyo Gas Co., Ltd.	600	13,189
Wal-Mart de Mexico SAB de CV	275,655	917,321
Wesfarmers, Ltd.	1,577	75,987
Yum China Holdings, Inc.	9,573	289,488
Yum! Brands, Inc.	11,385	1,512,270
Zensho Holdings Co., Ltd.	100	4,092
		13,228,553
Semiconductors — 6.7%
Advanced Micro Devices, Inc.†	9,821	1,418,938
Advantest Corp.	1,000	43,665
Analog Devices, Inc.	4,328	1,001,413
ASM International NV	63	43,445
ASML Holding NV	1,342	1,232,763
ASML Holding NV	76	71,189
Broadcom, Inc.	7,301	1,173,125
Disco Corp.	100	32,717
Entegris, Inc.	2,362	279,401
Hamamatsu Photonics KK	200	5,765
Infineon Technologies AG	1,857	64,358
Lam Research Corp.	499	459,699
Lasertec Corp.	100	17,723
Marvell Technology, Inc.	4,906	328,604
Micron Technology, Inc.	22,959	2,521,357
NVIDIA Corp.	105,752	12,375,099
NXP Semiconductors NV	4,754	1,251,063
ON Semiconductor Corp.†	2,269	177,549
Renesas Electronics Corp.	2,000	35,336
Rohm Co., Ltd.	600	8,140
Samsung Electronics Co., Ltd. GDR*	1,272	1,957,608
STMicroelectronics NV	927	30,795
SUMCO Corp.	700	11,457
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	26,526	$ 4,398,011
Teradyne, Inc.	2,066	270,977
Texas Instruments, Inc.	1,964	400,283
Tokyo Electron, Ltd.	600	121,147
		29,731,627
Shipbuilding — 0.0%
Kongsberg Gruppen ASA	120	12,051
Software — 5.1%
Capcom Co., Ltd.	400	8,499
Confluent, Inc., Class A†	6,111	152,897
Dassault Systemes SE	11,807	447,076
Fidelity National Information Services, Inc.	10,797	829,533
Fiserv, Inc.†	5,395	882,460
HubSpot, Inc.†	487	242,054
Intuit, Inc.	2,012	1,302,468
Konami Group Corp.	100	7,522
Microsoft Corp.	35,722	14,944,299
MongoDB, Inc.†	502	126,685
Nexon Co., Ltd.	600	12,989
Oracle Corp.	8,816	1,229,391
Sage Group PLC	1,350	18,834
Salesforce, Inc.	5,506	1,424,953
SAP SE	1,481	312,471
Snowflake, Inc., Class A†	1,212	158,021
Square Enix Holdings Co., Ltd.	100	3,371
Synopsys, Inc.†	540	301,493
Take-Two Interactive Software, Inc.†	1,609	242,203
TIS, Inc.	300	6,489
WiseTech Global, Ltd.	239	15,005
		22,668,713
Telecommunications — 0.3%
Arista Networks, Inc.†	790	273,775
BT Group PLC	8,705	15,782
Cisco Systems, Inc.	2,758	133,625
Deutsche Telekom AG	4,805	125,572
Elisa Oyj	206	9,592
HKT Trust & HKT, Ltd.	5,000	6,069
KDDI Corp.	2,100	63,110
Koninklijke KPN NV	5,379	21,170
Nice, Ltd.†	87	15,741
Nippon Telegraph & Telephone Corp.	38,400	40,960
Nokia Oyj	7,184	28,177
Orange SA	2,428	26,937
Singapore Telecommunications, Ltd.	8,500	19,686
Singapore Telecommunications, Ltd.	2,400	5,544
SoftBank Corp.	3,900	51,247
SoftBank Group Corp.	1,300	79,698
Spark New Zealand, Ltd.	2,531	6,510
Swisscom AG	39	23,886
Tele2 AB, Class B	762	7,842
Telecom Italia SpA†	14,452	3,544
Telefonaktiebolaget LM Ericsson, Class A	79	542
Telefonaktiebolaget LM Ericsson, Class B	3,642	24,924
Telefonica SA	6,555	29,636
Telekom Austria AG	175	1,622
Telenor ASA	870	10,367
Telia Co. AB	3,225	9,369
Telstra Group, Ltd.	5,623	14,491
T-Mobile US, Inc.	954	173,895
TPG Telecom, Ltd.	611	1,899

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Verizon Communications, Inc.	4,581	$ 185,622
Vodafone Group PLC	29,100	27,144
		1,437,978
Toys/Games/Hobbies — 0.0%
Bandai Namco Holdings, Inc.	900	19,123
Nintendo Co., Ltd.	1,500	83,334
		102,457
Transportation — 0.7%
AP Moller-Maersk A/S, Series A	3	4,872
AP Moller-Maersk A/S, Series B	5	8,287
Aurizon Holdings, Ltd.	2,639	6,446
Canadian National Railway Co.	4,878	564,698
Central Japan Railway Co.	1,400	33,107
CSX Corp.	28,931	1,015,478
Deutsche Post AG	1,364	60,891
DSV A/S	237	43,476
East Japan Railway Co.	1,600	30,146
FedEx Corp.	1,393	421,034
Getlink SE	435	7,747
Hankyu Hanshin Holdings, Inc.	300	8,576
Kawasaki Kisen Kaisha, Ltd.	600	9,344
Keisei Electric Railway Co., Ltd.	200	5,971
Kintetsu Group Holdings Co., Ltd.	300	6,946
Kuehne + Nagel International AG	69	21,401
Mitsui OSK Lines, Ltd.	500	15,973
MTR Corp., Ltd.	2,000	6,491
Nippon Express Holdings, Inc.	100	4,972
Nippon Yusen KK	600	19,507
Odakyu Electric Railway Co., Ltd.	500	5,061
Poste Italiane SpA*	638	8,632
Saia, Inc.†	530	221,461
SG Holdings Co., Ltd.	600	6,101
Tobu Railway Co., Ltd.	300	5,283
Tokyu Corp.	900	10,918
Union Pacific Corp.	1,226	302,491
United Parcel Service, Inc., Class B	927	120,853
West Japan Railway Co.	700	13,812
Yamato Holdings Co., Ltd.	400	4,887
		2,994,862
Water — 0.0%
Severn Trent PLC	365	12,081
United Utilities Group PLC	920	12,234
Veolia Environnement SA	856	26,844
		51,159
Total Common Stocks (cost $219,239,588)		269,486,473
PREFERRED STOCKS — 0.0%
Telecommunications — 0.0%
Telecom Italia SpA (RSP)† (cost $2,585)	8,644	2,338
CORPORATE BONDS & NOTES — 14.8%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027*	$ 150,000	145,295
Lamar Media Corp.
4.88%, 01/15/2029	145,000	140,759
Security Description	Shares or Principal Amount	Value

Advertising (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.
7.38%, 02/15/2031*	$ 90,000	$ 94,274
		380,328
Aerospace/Defense — 0.5%
Boeing Co.
3.95%, 08/01/2059	555,000	369,477
Howmet Aerospace, Inc.
6.75%, 01/15/2028	90,000	94,807
L3Harris Technologies, Inc.
4.40%, 06/15/2028	80,000	78,929
4.40%, 06/15/2028	265,000	261,454
5.40%, 01/15/2027	390,000	395,586
Northrop Grumman Corp.
4.40%, 05/01/2030	105,000	103,703
Raytheon Technologies Corp.
2.38%, 03/15/2032	135,000	113,541
RTX Corp.
4.13%, 11/16/2028	985,000	964,429
		2,381,926
Agriculture — 0.3%
Altria Group, Inc.
2.45%, 02/04/2032	325,000	269,817
BAT Capital Corp.
3.22%, 09/06/2026	100,000	96,632
4.39%, 08/15/2037	333,000	292,548
5.83%, 02/20/2031	230,000	238,600
6.00%, 02/20/2034	100,000	104,031
7.08%, 08/02/2043	15,000	16,420
Philip Morris International, Inc.
3.88%, 08/21/2042	180,000	145,482
5.25%, 02/13/2034	140,000	141,072
5.38%, 02/15/2033	175,000	178,492
		1,483,094
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.75%, 04/20/2029*	150,000	146,581
Apparel — 0.0%
William Carter Co.
5.63%, 03/15/2027*	75,000	74,187
Auto Manufacturers — 0.1%
Allison Transmission, Inc.
4.75%, 10/01/2027*	20,000	19,521
5.88%, 06/01/2029*	110,000	109,978
Ford Motor Credit Co. LLC
4.13%, 08/17/2027	200,000	192,572
General Motors Co.
5.95%, 04/01/2049	145,000	142,798
General Motors Financial Co., Inc.
5.95%, 04/04/2034	35,000	35,672
		500,541
Auto Parts & Equipment — 0.1%
Adient Global Holdings, Ltd.
7.00%, 04/15/2028*	200,000	204,429
Goodyear Tire & Rubber Co.
5.25%, 04/30/2031	100,000	93,251
		297,680

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks — 4.7%
ABN AMRO Bank NV
1.54%, 06/16/2027*	$ 400,000	$ 373,877
Bank of America Corp.
1.73%, 07/22/2027	1,195,000	1,121,718
2.55%, 02/04/2028	260,000	245,670
2.59%, 04/29/2031	160,000	141,398
2.65%, 03/11/2032	660,000	570,982
2.69%, 04/22/2032	55,000	47,557
3.97%, 02/07/2030	250,000	240,774
5.20%, 04/25/2029	30,000	30,366
5.29%, 04/25/2034	235,000	237,196
5.82%, 09/15/2029	325,000	336,521
5.87%, 09/15/2034	220,000	230,876
Bank of Montreal
1.85%, 05/01/2025	250,000	243,829
Bank of Nova Scotia
3.45%, 04/11/2025	200,000	197,420
Barclays PLC
5.69%, 03/12/2030	330,000	337,033
BNP Paribas SA
5.50%, 05/20/2030*	500,000	507,026
BPCE SA
1.65%, 10/06/2026*	750,000	717,492
6.71%, 10/19/2029*	995,000	1,046,500
CaixaBank SA
6.84%, 09/13/2034*	335,000	364,089
Canadian Imperial Bank of Commerce
3.30%, 04/07/2025	200,000	197,285
Citigroup, Inc.
2.01%, 01/25/2026	460,000	452,236
3.11%, 04/08/2026	765,000	752,794
3.20%, 10/21/2026	45,000	43,450
3.52%, 10/27/2028	410,000	393,175
4.45%, 09/29/2027	250,000	246,815
5.17%, 02/13/2030	655,000	662,204
Credit Agricole SA
1.25%, 01/26/2027*	250,000	235,652
1.91%, 06/16/2026*	250,000	242,474
6.32%, 10/03/2029*	330,000	344,447
Deutsche Bank AG
6.82%, 11/20/2029	150,000	158,675
Goldman Sachs Bank USA FRS
6.12%, (SOFR+0.77%), 03/18/2027	160,000	159,992
Goldman Sachs Group, Inc.
1.09%, 12/09/2026	250,000	236,226
1.54%, 09/10/2027	505,000	469,936
1.95%, 10/21/2027	100,000	93,578
1.99%, 01/27/2032	800,000	663,274
3.10%, 02/24/2033	325,000	283,865
3.62%, 03/15/2028	140,000	135,533
5.33%, 07/23/2035	260,000	261,931
Goldman Sachs Group, Inc. FRS
5.86%, (TSFR1M+0.51%), 09/10/2024	250,000	250,009
HSBC Holdings PLC
2.01%, 09/22/2028	200,000	182,716
Intesa Sanpaolo SpA
7.20%, 11/28/2033*	200,000	220,284
Lloyds Banking Group PLC
1.63%, 05/11/2027	200,000	188,258
4.45%, 05/08/2025	200,000	198,698
Morgan Stanley
1.59%, 05/04/2027	140,000	131,883
Security Description	Shares or Principal Amount	Value

Banks (continued)
1.93%, 04/28/2032	$ 725,000	$ 596,302
2.48%, 09/16/2036	50,000	40,546
2.70%, 01/22/2031	85,000	75,994
5.04%, 07/19/2030	190,000	191,323
5.12%, 02/01/2029	65,000	65,610
5.17%, 01/16/2030	220,000	222,599
5.32%, 07/19/2035	70,000	70,577
5.42%, 07/21/2034	90,000	91,353
5.45%, 07/20/2029	335,000	342,057
5.83%, 04/19/2035	30,000	31,344
5.94%, 02/07/2039	50,000	50,861
6.25%, 08/09/2026	250,000	256,604
Morgan Stanley Bank NA
5.50%, 05/26/2028	250,000	254,473
NatWest Markets PLC
0.80%, 08/12/2024*	200,000	199,708
5.41%, 05/17/2029*	250,000	254,679
PNC Financial Services Group, Inc.
5.68%, 01/22/2035	45,000	46,406
6.88%, 10/20/2034	120,000	133,550
Santander UK Group Holdings PLC
6.53%, 01/10/2029	410,000	426,421
Societe Generale SA
1.49%, 12/14/2026*	200,000	189,344
1.79%, 06/09/2027*	400,000	373,742
2.80%, 01/19/2028*	400,000	375,449
Standard Chartered PLC
1.82%, 11/23/2025*	250,000	247,081
Truist Financial Corp.
5.71%, 01/24/2035	75,000	76,682
UBS Group AG
5.43%, 02/08/2030*	215,000	218,279
US Bancorp
5.38%, 01/23/2030	110,000	112,159
5.68%, 01/23/2035	65,000	66,765
Wells Fargo & Co.
3.58%, 05/22/2028	250,000	241,148
5.50%, 01/23/2035	245,000	249,744
5.56%, 07/25/2034	480,000	490,749
5.57%, 07/25/2029	500,000	512,003
5.71%, 04/22/2028	290,000	295,660
		20,994,926
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	360,000	351,756
Biotechnology — 0.2%
Biogen, Inc.
2.25%, 05/01/2030	850,000	739,915
Gilead Sciences, Inc.
3.50%, 02/01/2025	250,000	247,729
		987,644
Building Materials — 0.1%
Builders FirstSource, Inc.
4.25%, 02/01/2032*	235,000	210,024
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	145,000	147,722
Griffon Corp.
5.75%, 03/01/2028	75,000	73,418

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials (continued)
Standard Industries, Inc.
4.75%, 01/15/2028*	$ 158,000	$ 151,373
		582,537
Chemicals — 0.0%
Chemours Co.
5.75%, 11/15/2028*	80,000	74,840
Element Solutions, Inc.
3.88%, 09/01/2028*	100,000	92,633
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.38%, 09/01/2025*	26,000	21,710
		189,183
Commercial Services — 0.2%
Block, Inc.
3.50%, 06/01/2031	105,000	91,077
Ford Foundation
2.82%, 06/01/2070	65,000	39,356
Global Payments, Inc.
2.90%, 05/15/2030	300,000	266,995
2.90%, 11/15/2031	65,000	55,777
3.20%, 08/15/2029	70,000	64,147
Herc Holdings, Inc.
5.50%, 07/15/2027*	90,000	89,257
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026*	190,000	189,852
United Rentals North America, Inc.
4.88%, 01/15/2028	100,000	97,802
University of Southern California
2.81%, 10/01/2050	125,000	85,320
3.23%, 10/01/2120	50,000	31,272
		1,010,855
Computers — 0.1%
Leidos, Inc.
2.30%, 02/15/2031	40,000	33,869
NCR Voyix Corp.
5.00%, 10/01/2028*	150,000	143,434
Seagate HDD Cayman
9.63%, 12/01/2032	75,000	85,888
		263,191
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	125,000	122,536
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	290,000	273,960
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	184,000	170,258
3.50%, 01/15/2025	190,000	188,182
American Express Co.
3.95%, 08/01/2025	102,000	100,807
Avolon Holdings Funding, Ltd.
5.75%, 11/15/2029*	160,000	162,930
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	300,000	295,139
OneMain Finance Corp.
6.63%, 01/15/2028	110,000	111,462
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
3.63%, 03/01/2029*	$ 135,000	$ 123,930
		1,426,668
Electric — 1.3%
AES Corp.
1.38%, 01/15/2026	150,000	142,079
Ameren Corp.
3.50%, 01/15/2031	140,000	129,186
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	80,000	55,242
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	10,000	9,488
Constellation Energy Generation LLC
5.60%, 06/15/2042	30,000	29,615
5.75%, 03/15/2054	90,000	89,638
6.13%, 01/15/2034	214,000	228,333
6.25%, 10/01/2039	140,000	150,157
6.50%, 10/01/2053	30,000	33,018
DTE Energy Co.
2.53%, 10/01/2024	250,000	248,617
5.85%, 06/01/2034	165,000	171,762
Duke Energy Corp.
5.80%, 06/15/2054	130,000	130,057
Duke Energy Florida LLC
1.75%, 06/15/2030	380,000	323,116
Duke Energy Indiana LLC
5.40%, 04/01/2053	15,000	14,716
Edison International
5.45%, 06/15/2029	215,000	218,794
Emera US Finance LP
2.64%, 06/15/2031	210,000	178,108
4.75%, 06/15/2046	85,000	71,662
Entergy Arkansas LLC
5.75%, 06/01/2054	125,000	127,937
Entergy Louisiana LLC
4.95%, 01/15/2045	120,000	107,175
Entergy Mississippi LLC
3.50%, 06/01/2051	30,000	21,406
FirstEnergy Transmission LLC
2.87%, 09/15/2028*	185,000	171,638
Fortis, Inc.
3.06%, 10/04/2026	150,000	143,959
ITC Holdings Corp.
2.95%, 05/14/2030*	140,000	126,419
5.65%, 05/09/2034*	285,000	292,250
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	290,000	246,462
4.30%, 01/15/2026*	35,000	34,604
MidAmerican Energy Co.
4.25%, 05/01/2046	45,000	38,222
Niagara Mohawk Power Corp.
3.51%, 10/01/2024*	250,000	248,797
NRG Energy, Inc.
3.63%, 02/15/2031*	65,000	56,875
5.75%, 01/15/2028	35,000	34,783
Ohio Power Co.
2.90%, 10/01/2051	65,000	40,806
Oklahoma Gas & Electric Co.
5.40%, 01/15/2033	180,000	184,863
Pacific Gas & Electric Co.
4.00%, 12/01/2046	265,000	197,858
4.60%, 06/15/2043	72,000	60,077

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
5.55%, 05/15/2029	$ 285,000	$ 291,105
6.95%, 03/15/2034	70,000	77,223
PacifiCorp
4.13%, 01/15/2049	105,000	82,560
5.25%, 06/15/2035	150,000	150,629
PPL Electric Utilities Corp.
3.95%, 06/01/2047	250,000	204,339
Public Service Co. of Oklahoma
2.20%, 08/15/2031	115,000	95,418
Puget Sound Energy, Inc.
5.69%, 06/15/2054	35,000	35,790
Southern California Edison Co.
3.60%, 02/01/2045	156,000	117,501
4.13%, 03/01/2048	70,000	56,249
Union Electric Co.
5.25%, 01/15/2054	120,000	115,148
Vista Operations Co. LLC
3.70%, 01/30/2027*	65,000	62,780
Vistra Operations Co. LLC
5.63%, 02/15/2027*	70,000	69,462
6.00%, 04/15/2034*	85,000	86,974
7.75%, 10/15/2031*	75,000	79,257
		5,882,154
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
4.75%, 06/15/2028*	175,000	165,999
WESCO Distribution, Inc.
6.63%, 03/15/2032*	115,000	117,148
		283,147
Electronics — 0.0%
Sensata Technologies, Inc.
4.38%, 02/15/2030*	80,000	74,336
Engineering & Construction — 0.0%
Dycom Industries, Inc.
4.50%, 04/15/2029*	80,000	75,584
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/2028*	130,000	123,764
		199,348
Entertainment — 0.3%
Boyne USA, Inc.
4.75%, 05/15/2029*	80,000	75,762
Live Nation Entertainment, Inc.
4.75%, 10/15/2027*	140,000	135,748
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	175,000	162,138
4.28%, 03/15/2032	650,000	563,842
5.05%, 03/15/2042	185,000	145,943
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/2029*	125,000	120,328
		1,203,761
Environmental Control — 0.1%
GFL Environmental, Inc.
3.75%, 08/01/2025*	80,000	79,097
4.00%, 08/01/2028*	90,000	84,599
Madison IAQ LLC
4.13%, 06/30/2028*	160,000	149,424
		313,120
Security Description	Shares or Principal Amount	Value

Food — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	$ 167,000	$ 162,817
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
6.75%, 03/15/2034*	390,000	417,357
Kraft Heinz Foods Co.
4.63%, 10/01/2039	61,000	55,711
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030*	100,000	91,289
Nestle Holdings, Inc.
0.61%, 09/14/2024*	250,000	248,461
Post Holdings, Inc.
5.63%, 01/15/2028*	75,000	74,258
		1,049,893
Gas — 0.1%
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	65,000	50,432
CenterPoint Energy Resources Corp.
5.40%, 03/01/2033	91,000	92,773
NiSource, Inc.
3.60%, 05/01/2030	250,000	234,864
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	170,000	109,574
4.40%, 06/01/2043	130,000	110,803
		598,446
Healthcare-Products — 0.3%
Baxter International, Inc.
2.54%, 02/01/2032	970,000	816,822
Danaher Corp.
2.80%, 12/10/2051	20,000	13,059
Hologic, Inc.
3.25%, 02/15/2029*	145,000	132,194
Medline Borrower LP
3.88%, 04/01/2029*	165,000	153,981
		1,116,056
Healthcare-Services — 0.5%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028*	105,000	102,986
BayCare Health System, Inc.
3.83%, 11/15/2050	55,000	45,222
BHSH System Obligated Group
3.49%, 07/15/2049	100,000	76,755
Centene Corp.
4.63%, 12/15/2029	124,000	119,345
Charles River Laboratories International, Inc.
3.75%, 03/15/2029*	115,000	106,384
DaVita, Inc.
3.75%, 02/15/2031*	110,000	95,153
Encompass Health Corp.
4.50%, 02/01/2028	135,000	130,516
HCA, Inc.
2.38%, 07/15/2031	230,000	193,429
3.50%, 09/01/2030	385,000	355,191
4.63%, 03/15/2052	50,000	41,292
5.20%, 06/01/2028	335,000	338,494
5.38%, 02/01/2025	153,000	152,713
5.50%, 06/15/2047	85,000	81,141
Memorial Health Services
3.45%, 11/01/2049	60,000	45,802

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
MultiCare Health System
2.80%, 08/15/2050	$ 75,000	$ 46,273
Texas Health Resources
3.37%, 11/15/2051	45,000	33,377
Trinity Health Corp.
3.43%, 12/01/2048	25,000	19,585
UnitedHealth Group, Inc.
3.50%, 08/15/2039	300,000	248,089
		2,231,747
Home Furnishings — 0.0%
Tempur Sealy International, Inc.
4.00%, 04/15/2029*	140,000	127,877
Household Products/Wares — 0.1%
ACCO Brands Corp.
4.25%, 03/15/2029*	170,000	154,772
Central Garden & Pet Co.
5.13%, 02/01/2028	145,000	141,390
		296,162
Housewares — 0.1%
Newell Brands, Inc.
6.63%, 09/15/2029	145,000	145,476
Scotts Miracle-Gro Co.
4.50%, 10/15/2029	160,000	148,837
		294,313
Internet — 0.1%
Amazon.com, Inc.
3.10%, 05/12/2051	60,000	42,347
4.05%, 08/22/2047	270,000	232,135
Meta Platforms, Inc.
4.45%, 08/15/2052	20,000	17,547
		292,029
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029*	85,000	80,537
Leisure Time — 0.1%
Carnival Corp.
4.00%, 08/01/2028*	120,000	113,539
Royal Caribbean Cruises, Ltd.
9.25%, 01/15/2029*	135,000	144,302
		257,841
Lodging — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/2027	170,000	167,750
MGM Resorts International
5.50%, 04/15/2027	115,000	114,149
		281,899
Machinery-Diversified — 0.1%
Chart Industries, Inc.
7.50%, 01/01/2030*	135,000	140,441
Ingersoll Rand, Inc.
5.31%, 06/15/2031	105,000	108,134
		248,575
Security Description	Shares or Principal Amount	Value

Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	$ 250,000	$ 218,885
5.13%, 05/01/2027*	150,000	145,690
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	765,000	669,244
2.80%, 04/01/2031	380,000	318,898
3.50%, 06/01/2041	40,000	27,730
4.91%, 07/23/2025	25,000	24,833
5.38%, 05/01/2047	40,000	33,111
Comcast Corp.
1.95%, 01/15/2031	455,000	384,230
2.45%, 08/15/2052	30,000	17,440
2.80%, 01/15/2051	70,000	44,276
2.94%, 11/01/2056	321,000	199,693
4.15%, 10/15/2028	145,000	142,719
CSC Holdings LLC
6.50%, 02/01/2029*	200,000	154,030
DISH DBS Corp.
5.88%, 11/15/2024	205,000	191,171
7.75%, 07/01/2026	40,000	25,729
iHeartCommunications, Inc.
5.25%, 08/15/2027*	135,000	88,405
6.38%, 05/01/2026	75,000	63,404
News Corp.
3.88%, 05/15/2029*	120,000	111,098
Nexstar Media, Inc.
5.63%, 07/15/2027*	115,000	111,534
Scripps Escrow II, Inc.
3.88%, 01/15/2029*	170,000	110,596
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	250,000	229,438
Time Warner Cable LLC
4.50%, 09/15/2042	65,000	49,093
5.50%, 09/01/2041	80,000	68,635
6.55%, 05/01/2037	250,000	245,022
Univision Communications, Inc.
4.50%, 05/01/2029*	120,000	104,816
		3,779,720
Mining — 0.1%
Glencore Funding LLC
2.63%, 09/23/2031*	250,000	210,547
5.63%, 04/04/2034*	135,000	136,000
6.38%, 10/06/2030*	42,000	44,653
Kaiser Aluminum Corp.
4.63%, 03/01/2028*	125,000	117,167
		508,367
Miscellaneous Manufactur — 0.0%
Hillenbrand, Inc.
3.75%, 03/01/2031	165,000	144,690
Oil & Gas — 0.5%
Baytex Energy Corp.
8.50%, 04/30/2030*	110,000	116,108
BP Capital Markets America, Inc.
2.72%, 01/12/2032	450,000	390,793
BP Capital Markets PLC
4.38%, 06/22/2025(2)	66,000	64,777
4.88%, 03/22/2030(2)	58,000	54,795
Civitas Resources, Inc.
8.63%, 11/01/2030*	135,000	145,815

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
ConocoPhillips Co.
5.05%, 09/15/2033	$ 89,000	$ 90,197
5.55%, 03/15/2054	180,000	181,363
Exxon Mobil Corp.
2.61%, 10/15/2030	165,000	148,274
Marathon Petroleum Corp.
4.70%, 05/01/2025	215,000	213,802
Occidental Petroleum Corp.
5.38%, 01/01/2032	40,000	40,389
5.55%, 10/01/2034	65,000	65,356
6.20%, 03/15/2040	123,000	126,453
Petroleos Mexicanos
6.50%, 03/13/2027	129,000	124,065
Pioneer Natural Resources Co.
2.15%, 01/15/2031	295,000	253,497
		2,015,684
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026*	200,000	169,138
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027*	145,000	145,142
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LU
4.00%, 10/15/2027*	70,000	66,134
		380,414
Pharmaceuticals — 0.6%
AbbVie, Inc.
3.20%, 11/21/2029	277,000	259,891
4.05%, 11/21/2039	470,000	419,842
5.05%, 03/15/2034	20,000	20,368
5.40%, 03/15/2054	40,000	40,523
Bristol-Myers Squibb Co.
3.90%, 03/15/2062	110,000	82,023
5.20%, 02/22/2034	140,000	143,380
5.55%, 02/22/2054	150,000	151,968
5.65%, 02/22/2064	80,000	80,520
CVS Health Corp.
5.05%, 03/25/2048	235,000	207,250
5.25%, 02/21/2033	285,000	284,376
CVS Pass-Through Trust
7.51%, 01/10/2032*	41,195	43,380
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2028	625,000	623,467
5.34%, 05/19/2063	70,000	68,201
Takeda Pharmaceutical Co., Ltd.
5.30%, 07/05/2034	215,000	217,899
		2,643,088
Pipelines — 0.6%
Buckeye Partners LP
3.95%, 12/01/2026	160,000	154,209
Cheniere Energy Partners LP
3.25%, 01/31/2032	270,000	235,550
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	45,000	46,959
6.04%, 11/15/2033*	560,000	585,669
DT Midstream, Inc.
4.13%, 06/15/2029*	140,000	130,873
Energy Transfer LP
5.15%, 02/01/2043	55,000	49,558
5.30%, 04/01/2044	140,000	128,979
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
5.63%, 05/01/2027*	$ 225,000	$ 225,382
5.80%, 06/15/2038	65,000	66,063
EnLink Midstream LLC
5.63%, 01/15/2028*	90,000	90,310
6.50%, 09/01/2030*	105,000	109,417
EQM Midstream Partners LP
4.50%, 01/15/2029*	135,000	129,357
Hess Midstream Operations LP
5.50%, 10/15/2030*	75,000	72,861
Kinetik Holdings LP
5.88%, 06/15/2030*	115,000	113,837
MPLX LP
5.50%, 06/01/2034	180,000	181,315
NGPL PipeCo LLC
4.88%, 08/15/2027*	250,000	247,832
Northern Natural Gas Co.
3.40%, 10/16/2051*	70,000	47,740
NuStar Logistics LP
5.63%, 04/28/2027	70,000	69,741
		2,685,652
REITS — 0.4%
American Tower Corp.
2.10%, 06/15/2030	35,000	30,111
DOC DR LLC
4.30%, 03/15/2027	500,000	493,248
Iron Mountain, Inc.
5.25%, 07/15/2030*	130,000	125,113
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/2027	115,000	111,645
SBA Tower Trust
2.84%, 01/15/2050*	225,000	221,843
UDR, Inc.
2.10%, 06/15/2033	305,000	238,048
Ventas Realty LP
2.65%, 01/15/2025	49,000	48,361
3.00%, 01/15/2030	295,000	266,784
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/01/2029*	65,000	62,583
5.75%, 02/01/2027*	40,000	40,280
		1,638,016
Retail — 0.2%
7-Eleven, Inc.
2.80%, 02/10/2051*	195,000	119,528
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	165,000	157,803
Bath & Body Works, Inc.
6.88%, 11/01/2035	95,000	96,251
Beacon Roofing Supply, Inc.
6.50%, 08/01/2030*	95,000	97,142
Group 1 Automotive, Inc.
4.00%, 08/15/2028*	115,000	107,205
Home Depot, Inc.
4.95%, 06/25/2034	160,000	161,569
5.30%, 06/25/2054	50,000	49,755
Lithia Motors, Inc.
4.63%, 12/15/2027*	125,000	120,250
		909,503
Semiconductors — 0.3%
Broadcom, Inc.
3.14%, 11/15/2035*	545,000	449,747
3.47%, 04/15/2034*	100,000	87,332

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
Entegris, Inc.
3.63%, 05/01/2029*	$ 100,000	$ 90,705
Marvell Technology, Inc.
5.95%, 09/15/2033	378,000	397,152
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	425,000	363,859
		1,388,795
Software — 0.1%
Microsoft Corp.
2.50%, 09/15/2050	97,000	62,501
Oracle Corp.
3.60%, 04/01/2040	115,000	91,005
3.95%, 03/25/2051	60,000	45,572
Take-Two Interactive Software, Inc.
5.60%, 06/12/2034	40,000	40,767
		239,845
Telecommunications — 0.7%
AT&T, Inc.
2.55%, 12/01/2033	178,000	145,565
2.75%, 06/01/2031	300,000	262,529
3.55%, 09/15/2055	268,000	185,769
Crown Castle Towers LLC
4.24%, 07/15/2048*	250,000	240,495
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	155,000	72,688
Lumen Technologies, Inc.
4.13%, 04/15/2029*	91,375	66,932
4.13%, 04/15/2030*	91,375	64,419
Rogers Communications, Inc.
3.80%, 03/15/2032	125,000	114,334
Sprint Capital Corp.
8.75%, 03/15/2032	75,000	91,194
Sprint LLC
7.63%, 02/15/2025	50,000	50,259
7.63%, 03/01/2026	70,000	71,903
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.74%, 03/20/2025*	46,875	46,726
T-Mobile USA, Inc.
3.38%, 04/15/2029	1,190,000	1,115,348
Verizon Communications, Inc.
2.36%, 03/15/2032	715,000	598,155
		3,126,316
Transportation — 0.1%
CSX Corp.
2.50%, 05/15/2051	320,000	194,629
Union Pacific Corp.
3.55%, 08/15/2039	195,000	164,512
		359,141
Trucking & Leasing — 0.0%
SMBC Aviation Capital Finance DAC
5.55%, 04/03/2034*	200,000	201,450
Water — 0.0%
American Water Capital Corp.
5.45%, 03/01/2054	139,000	137,910
Total Corporate Bonds & Notes (cost $68,903,547)		66,183,465
Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES — 4.8%
Auto Loan Receivables — 2.5%
American Credit Acceptance Receivables Trust
Series 2021-3, Class D 1.34%, 11/15/2027*	$ 772,849	$ 760,080
Series 2022-1, Class C 2.12%, 03/13/2028*	37,532	37,484
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C 0.89%, 10/19/2026	567,696	556,164
Series 2024-1, Class A3 5.43%, 01/18/2029	250,000	252,059
Avis Budget Rental Car Funding AESOP LLC
Series 2024-3A, Class A 5.23%, 12/20/2030*	232,000	233,620
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C 5.70%, 07/16/2029	438,000	440,000
Series 2024-1, Class D 6.03%, 11/15/2029	300,000	303,303
Carmax Auto Owner Trust
Series 2021-1, Class C 0.94%, 12/15/2026	450,000	436,383
CarMax Auto Owner Trust
Series 2020-4, Class C 1.30%, 08/17/2026	695,000	683,545
Credit Acceptance Auto Loan Trust
Series 2024-2A, Class C 6.70%, 10/16/2034*	245,000	249,669
Series 2024-1A, Class C 6.71%, 07/17/2034*	632,000	647,010
Drive Auto Receivables Trust
Series 2024-1, Class C 5.43%, 11/17/2031	280,000	281,006
DT Auto Owner Trust
Series 2021-2A, Class C 1.10%, 02/16/2027*	4,474	4,466
Series 2021-3A, Class D 1.31%, 05/17/2027*	600,000	574,180
Series 2020-1A, Class D 2.55%, 11/17/2025*	54,183	54,102
Series 2022-3A, Class B 6.74%, 07/17/2028*	220,000	220,808
Enterprise Fleet Financing LLC
Series 2024-2, Class A3 5.61%, 04/20/2028*	134,000	136,552
First Investors Auto Owner Trust
Series 2023-1A, Class C 6.81%, 12/17/2029*	470,000	485,432
Ford Credit Auto Owner Trust
Series 2021-1, Class A 1.37%, 10/17/2033*	100,000	94,208
GLS Auto Select Receivables Trust
Series 2023-2A, Class C 7.31%, 01/15/2030*	450,000	476,481
GM Financial Automobile Leasing Trust
Series 2024-2, Class A3 5.39%, 07/20/2027	159,000	160,513
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A3 5.37%, 03/15/2029	356,000	360,366
Merchants Fleet Funding LLC
Series 2024-1A, Class A 5.82%, 04/20/2037*	331,000	333,898

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Nissan Auto Receivables Owner Trust
Series 2024-A, Class A3 5.28%, 12/15/2028	$ 542,000	$ 548,955
OneMain Direct Auto Receivables Trust
Series 2021-1A, Class A 0.87%, 07/14/2028*	125,543	122,101
Santander Drive Auto Receivables Trust
Series 2021-1, Class D 1.13%, 11/16/2026	40,940	40,352
Series 2020-4, Class D 1.48%, 01/15/2027	244,316	241,775
Series 2020-3, Class D 1.64%, 11/16/2026	99,083	98,444
Series 2024-3, Class C 5.64%, 08/15/2030	488,000	494,732
SBNA Auto Lease Trust
Series 2024-B, Class A3 5.56%, 11/22/2027*	170,000	171,743
Veros Auto Receivables Trust
Series 2024-1, Class B 6.60%, 06/15/2028*	160,000	161,647
Westlake Automobile Receivables Trust
Series 2021-2A, Class C 0.89%, 07/15/2026*	123,773	123,040
Series 2021-1A, Class D 1.23%, 04/15/2026*	249,440	246,388
Series 2021-3A, Class C 1.58%, 01/15/2027*	231,683	229,236
Series 2024-1A, Class C 5.65%, 02/15/2029*	130,000	130,642
Series 2023-3A, Class C 6.02%, 09/15/2028*	600,000	606,581
World Omni Auto Receivables Trust
Series 2024-B, Class A3 5.27%, 09/17/2029	244,000	247,322
		11,244,287
Credit Card Receivables — 0.2%
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A 6.56%, 07/20/2029*	258,000	260,916
Series 2023-1A, Class A 8.04%, 09/20/2027*	400,000	402,596
		663,512
Home Equity — 0.0%
Option One Mtg. Loan Trust FRS
Series 2004-3, Class M2 6.32%, (TSFR1M+0.97%), 11/25/2034	12,667	12,632
Renaissance Home Equity Loan Trust FRS
Series 2005-2, Class AV3 6.20%, (TSFR1M+0.85%), 08/25/2035	109,250	98,266
		110,898
Other Asset Backed Securities — 2.1%
AMSR 2024-SFR1 Trust
Series 2024-SFR1, Class C 4.29%, 07/17/2041*	199,000	188,919
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	94,245	86,983
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Commonbond Student Loan Trust
Series 2019-AGS, Class A1 2.54%, 01/25/2047*	$ 22,887	$ 20,672
Series 2018-CGS, Class A1 3.87%, 02/25/2046*	18,434	17,580
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II 4.47%, 10/25/2045*	435,925	429,466
DRIVEN BRANDS FUNDING LLC
Series 2019-2A, Class A2 3.98%, 10/20/2049*	190,500	183,456
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	962,928	942,932
Granite Park Equipment Leasing
Series 2023-1A, Class A3 6.46%, 09/20/2032*	192,000	197,849
GSAMP Trust FRS
Series 2006-FM1, Class A2C 5.78%, (TSFR1M+0.43%), 04/25/2036	134,359	88,813
Hilton Grand Vacations Trust
Series 2024-2A, Class A 5.50%, 03/25/2038*	185,355	188,599
Series 2024-1B, Class C 6.62%, 09/15/2039*	276,974	284,582
HINNT LLC
Series 2024-A, Class B 5.84%, 03/15/2043*	182,049	184,238
HPEFS Equipment Trust
Series 2023-2A, Class C 6.48%, 01/21/2031*	357,000	362,665
Mariner Finance Issuance Trust
Series 2024-AA, Class A 5.13%, 09/22/2036*	428,000	427,948
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.97%, 12/16/2069*	114,148	99,450
NMEF Funding LLC
Series 2023-A, Class A2 6.57%, 06/17/2030*	268,667	270,997
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A 3.60%, 10/25/2040*	315,000	295,981
Progress Residential Trust
Series 2024-SFR3, Class A 3.00%, 06/17/2041*	350,000	319,956
Series 2024-SFR4, Class A 3.10%, 07/17/2041*	705,000	647,463
Series 2024-SFR3, Class B 3.50%, 06/17/2041*	490,000	451,862
Series 2023-SFR2, Class A 4.50%, 10/17/2040*	700,000	686,604
Series 2023-SFR2, Class B 4.50%, 10/17/2040*	100,000	96,698
Progress Residential Trust VRS
Series 2024-SFR5, Class D 3.38%, 08/09/2029*(3)	495,000	444,049
Series 2024-SFR2, Class B 3.40%, 04/17/2041*(3)	123,000	112,906
Republic Finance Issuance Trust
Series 2024-A, Class A 5.91%, 08/20/2032*	359,000	361,521

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
SCF Equipment Leasing LLC
Series 2024-1A, Class C 5.82%, 09/20/2032*	$ 129,000	$ 131,637
Series 2023-1A, Class B 6.37%, 05/20/2032*	430,000	450,774
Sierra Timeshare Receivables Funding LLC
Series 2024-1A, Class C 5.94%, 01/20/2043*	81,783	82,883
SLM Private Credit Student Loan Trust FRS
Series 2006-BW, Class A5 5.80%, (TSFR3M+0.46%), 12/15/2039	46,091	44,500
SMB Private Education Loan Trust
Series 2021-D, Class A1A 1.34%, 03/17/2053*	111,112	101,675
Subway Funding LLC
Series 2024-1A, Class A2I 6.03%, 07/30/2054*	780,000	798,397
Tricon Residential Trust
Series 2024-SFR2, Class A 4.75%, 06/17/2040*	260,000	257,518
Series 2023-SFR2, Class B 5.00%, 12/17/2040*	220,000	216,833
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	100,000	101,220
		9,577,626
Total Asset Backed Securities (cost $21,253,371)		21,596,323
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.2%
Commercial and Residential — 1.8%
Arroyo Mtg. Trust VRS
Series 2019-3, Class A1 2.96%, 10/25/2048*(3)	30,084	28,127
Series 2019-1, Class A1 3.81%, 01/25/2049*(3)	16,263	15,861
BAMLL Commercial Mtg. Securities Trust VRS
Series 2018-PARK, Class A 4.09%, 08/10/2038*(3)	100,000	94,066
BANK
Series 2020-BN28, Class AS 2.14%, 03/15/2063	100,000	82,886
Braemar Hotels & Resorts Trust FRS
Series 2018-PRME, Class A 6.32%, (TSFR1M+0.99%), 06/15/2035*	3,432	3,429
BX Commercial Mtg. Trust FRS
Series 2021-VINO, Class A 6.10%, (TSFR1M+0.77%), 05/15/2038*	72,095	71,329
CCUBS Commercial Mtg. Trust VRS
Series 2017-C1, Class C 4.43%, 11/15/2050(3)	60,000	53,897
CD Mtg. Trust VRS
Series 2016-CD1, Class C 3.63%, 08/10/2049(3)	205,000	145,917
Series 2016-CD2, Class C 3.98%, 11/10/2049(3)	130,000	98,568
Series 2018-CD7, Class C 4.84%, 08/15/2051(3)	600,000	541,129
CIM Trust FRS
Series 2019-INV1, Class A2 6.46%, (SOFR30A+1.11%), 02/25/2049*	4,825	4,715
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Citigroup Commercial Mtg. Trust VRS
Series 2015-GC29, Class C 4.14%, 04/10/2048(3)	$ 117,435	$ 111,455
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2015-PS1, Class B1 5.25%, 09/25/2042*(3)	114,308	112,726
COMM Mtg. Trust
Series 2016-667M, Class A 3.14%, 10/10/2036*	100,000	89,229
Countrywide Alternative Loan Trust FRS
Series 2006-OA9, Class 1A1 5.66%, (TSFR1M+0.31%), 07/20/2046	87,525	66,743
CSAIL Commercial Mtg. Trust VRS
Series 2021-C20, Class AS 3.08%, 03/15/2054(3)	350,000	297,963
CSMC Trust VRS
Series 2015-1, Class B2 3.90%, 01/25/2045*(3)	29,888	28,320
DBGS Mtg. Trust FRS
Series 2018-BIOD, Class A 6.43%, (TSFR1M+1.10%), 05/15/2035*	150,771	150,111
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(3)	80,576	68,147
GS Mtg. Securities Trust
Series 2017-GPTX, Class A 2.86%, 05/10/2034*	148,495	124,013
ILPT Commercial Mtg. Trust FRS
Series 2022-LPF2, Class A 7.57%, (TSFR1M+2.25%), 10/15/2039*	251,909	250,020
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C12, Class C 3.94%, 07/15/2045(3)	285,365	261,879
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2016-JP4, Class C 3.38%, 12/15/2049(3)	60,000	48,303
JPMorgan Mtg. Trust VRS
Series 2021-1, Class A4 2.50%, 06/25/2051*(3)	45,989	41,297
Series 2016-4, Class A13 3.50%, 10/25/2046*(3)	24,256	21,813
Series 2017-3, Class B2 3.77%, 08/25/2047*(3)	146,086	134,806
LB-UBS Commercial Mtg. Trust VRS
Series 2006-C6, Class AJ 5.45%, 09/15/2039(3)	114,663	38,068
LHOME Mtg. Trust
Series 2024-RTL4, Class A1 5.92%, 07/25/2039*	385,000	384,997
MAD Mtg. Trust VRS
Series 2017-330M, Class A 3.19%, 08/15/2034*(3)	137,000	126,718
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(3)	77,489	73,333
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class A 6.24%, (TSFR1M+0.92%), 04/15/2038*	83,888	83,154
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2015-C21, Class B 3.85%, 03/15/2048(3)	195,000	187,089
Series 2014-C18, Class B 4.36%, 10/15/2047(3)	175,000	173,558

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Morgan Stanley Capital I Trust
Series 2020-HR8, Class AS 2.30%, 07/15/2053	$ 125,000	$ 103,487
Morgan Stanley Capital I Trust VRS
Series 2018-MP, Class A 4.28%, 07/11/2040*(3)	230,000	205,044
Series 2019-L2, Class C 4.97%, 03/15/2052(3)	200,000	164,098
MRCD Mtg. Trust
Series 2019-PARK, Class B 2.72%, 12/15/2036*	145,000	118,972
Series 2019-PARK, Class C 2.72%, 12/15/2036*	150,000	115,575
New Residential Mtg. Loan Trust VRS
Series 2016-4A, Class B1A 4.50%, 11/25/2056*(3)	64,008	62,021
Series 2015-2A, Class B3 5.36%, 08/25/2055*(3)	42,546	41,376
OBX Trust FRS
Series 2019-EXP1, Class 2A1B 6.41%, (TSFR1M+1.06%), 01/25/2059*	81,897	82,080
PRPM LLC
Series 2024-RPL2, Class A1 3.50%, 05/25/2054*	412,877	394,694
Series 2024-RCF3, Class A1 4.00%, 05/25/2054*	186,006	180,324
Series 2024-RCF4, Class A1 4.00%, 07/25/2054*	190,000	183,771
SBALR Commercial Mtg. Trust
Series 2020-RR1, Class A3 2.83%, 02/13/2053*	776,890	653,834
SDR Commercial Mtg. Trust FRS
Series 2024-DSNY, Class B 7.07%, (TSFR1M+1.74%), 05/15/2039*	300,000	297,000
Sequoia Mtg. Trust VRS
Series 2021-3, Class A4 2.50%, 05/25/2051*(3)	71,644	62,993
Series 2013-2, Class B1 3.64%, 02/25/2043(3)	10,345	9,974
SG Commercial Mtg. Securities Trust
Series 2016-C5, Class B 3.93%, 10/10/2048	325,000	296,828
Towd Point Mtg. Trust VRS
Series 2019-4, Class A2 3.25%, 10/25/2059*(3)	750,000	674,538
Wells Fargo Commercial Mtg. Trust
Series 2017-C41, Class A3 3.21%, 11/15/2050	60,000	56,968
Wells Fargo Mtg. Backed Securities Trust
Series 2007-7, Class A1 6.00%, 06/25/2037	7,960	7,180
WFRBS Commercial Mtg. Trust VRS
Series 2014-C22, Class C 3.72%, 09/15/2057(3)	165,000	135,973
Series 2014-C22, Class B 4.37%, 09/15/2057(3)	175,000	156,901
		8,017,297
Security Description	Shares or Principal Amount	Value

U.S. Government Agency — 0.4%
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk FRS
Series 2024-MN8, Class M2 9.60%, (SOFR30A+4.25%), 05/25/2044*	$ 150,000	$ 154,786
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00%, 05/15/2027(4)	4,242	118
Series 4207, Class JI 3.00%, 05/15/2028(4)	37,942	1,290
Series 4579, Class BA 3.00%, 01/15/2043	4,423	4,360
Series 4661, Class HA 3.00%, 05/15/2043	6,744	6,680
Series 4121, Class UI 3.50%, 10/15/2042(4)	128,291	15,020
Series 4808, Class DL 4.00%, 11/15/2045	30,000	28,960
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4954, Class SY 0.59%, (5.94%-SOFR30A), 02/25/2050(4)(5)	118,303	14,130
Series 3994, Class SH 1.15%, (6.49%-SOFR30A), 06/15/2041(4)(5)	195,482	9,675
Federal National Mtg. Assoc. VRS
Series 2023-M1, Class 1A 3.43%, 04/25/2032(3)	1,175,618	1,111,733
Federal National Mtg. Assoc. REMIC
Series 2013-2, Class BI 2.50%, 02/25/2028(4)	53,348	1,549
Series 2013-10, Class YI 3.00%, 02/25/2028(4)	10,103	289
Series 2017-54, Class IO 3.00%, 07/25/2032(4)	89,570	5,721
Series 2016-62, Class IA 3.00%, 10/25/2040(4)	13,730	325
Series 2016-92, Class A 3.00%, 04/25/2042	6,223	6,016
Series 2021-1, Class JI 3.00%, 01/25/2051(4)	156,437	26,486
Series 2016-4, Class LI 3.50%, 02/25/2036(4)	105,479	9,131
Series 2017-66, Class C 3.50%, 08/25/2045	14,720	14,532
Series 2017-46, Class LB 3.50%, 12/25/2052	66,191	64,274
Series 2017-49, Class JA 4.00%, 07/25/2053	48,693	47,964
Series 2015-18, Class IA 4.50%, 04/25/2045(4)	101,849	21,206
Series 2002-16, Class TM 7.00%, 04/25/2032	20,431	21,088
Federal National Mtg. Assoc. REMIC VRS
Series 2015-38, Class AS 0.60%, 06/25/2045(3)(4)	61,071	3,076
Federal National Mtg. Assoc. STRIPS
Series 421, Class C3 4.00%, 07/25/2030(4)	33,893	1,857
Government National Mtg. Assoc. REMIC
Series 2020-185, Class LI 2.00%, 12/20/2050(4)	701,704	80,307
Series 2020-191, Class IM 2.50%, 12/20/2050(4)	152,171	20,856
Series 2017-51, Class AH 2.60%, 05/16/2059	28,375	23,921

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2017-190, Class AD 2.60%, 03/16/2060	$ 18,410	$ 15,538
Series 2020-146, Class MI 3.00%, 10/20/2050(4)	132,066	20,916
Series 2020-167, Class IE 3.00%, 11/20/2050(4)	141,529	22,304
Series 2020-167, Class IG 3.00%, 11/20/2050(4)	195,712	30,976
Series 2020-181, Class MI 3.00%, 12/20/2050(4)	126,141	19,974
Series 2021-15, Class IP 3.00%, 01/20/2051(4)	209,520	32,913
Series 2017-87, Class IO 4.00%, 01/20/2046(4)	21,032	1,009
Government National Mtg. Assoc. REMIC FRS
Series 2016-147, Class SE 0.64%, (5.99%-TSFR1M), 10/20/2046(4)(5)	76,694	8,013
Series 2017-176, Class SC 0.74%, (6.09%-TSFR1M), 11/20/2047(4)(5)	90,702	11,958
Government National Mtg. Assoc. REMIC VRS
Series 2013-97, Class IO 0.79%, 06/16/2045(3)(4)	393,067	4,953
		1,863,904
Total Collateralized Mortgage Obligations (cost $10,710,111)		9,881,201
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 7.4%
U.S. Government — 6.5%
United States Treasury Bonds
1.88%, 11/15/2051	2,903,500	1,742,667
2.00%, 11/15/2041 to 08/15/2051	6,249,000	4,311,612
2.25%, 05/15/2041 to 02/15/2052	2,565,800	1,728,351
2.38%, 05/15/2051	200,000	136,031
3.88%, 05/15/2043	2,660,000	2,475,462
4.00%, 11/15/2042	1,200,000	1,140,938
4.25%, 02/15/2054	125,000	122,930
4.50%, 02/15/2044	500,000	505,000
4.63%, 05/15/2054	100,000	104,719
United States Treasury Notes
0.88%, 06/30/2026	565,000	529,864
2.75%, 07/31/2027	2,330,000	2,243,808
3.50%, 04/30/2028	2,319,800	2,279,928
3.88%, 08/15/2033	300,000	296,063
4.13%, 01/31/2025 to 06/15/2026(6)	6,343,000	6,313,911
4.50%, 07/15/2026	1,075,000	1,079,199
4.63%, 10/15/2026 to 04/30/2031	3,320,000	3,395,514
4.88%, 04/30/2026	500,000	504,160
		28,910,157
U.S. Government Agency — 0.9%
Federal Home Loan Bank
2.09%, 02/22/2036	890,000	693,330
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2035 to 08/01/2050	199,184	170,751
3.00%, 04/01/2035	14,381	13,588
3.50%, 07/01/2042 to 02/01/2044	86,696	81,185
5.00%, 01/01/2034 to 04/01/2035	26,034	26,344
6.00%, 05/01/2031	3,136	3,231
7.50%, 12/01/2030 to 02/01/2031	11,569	11,555
Federal National Mtg. Assoc.
2.00%, 02/01/2032 to 11/01/2035	95,749	87,396
2.50%, 06/01/2027 to 03/01/2035	125,227	118,225
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
3.00%, 10/01/2036 to 04/01/2043	$ 92,635	$ 84,417
3.50%, 08/01/2031 to 05/01/2058	1,381,335	1,263,751
4.00%, 09/01/2038 to 07/01/2056	841,231	796,439
4.50%, 03/01/2041	53,785	53,333
5.00%, 08/01/2035 to 07/01/2047	224,830	227,901
6.00%, 05/01/2031	1,416	1,457
6.50%, 09/01/2025 to 01/01/2032	4,128	4,241
7.00%, 05/01/2029 to 01/01/2031	3,835	3,962
7.50%, 01/01/2031	3,329	3,347
Government National Mtg. Assoc.
3.00%, 02/15/2043	56,839	51,947
3.50%, 09/15/2042 to 11/20/2047	188,798	177,171
4.00%, 10/20/2044	48,197	45,988
4.50%, 05/15/2039 to 10/20/2040	52,268	51,684
5.50%, 07/20/2033	23,300	23,835
6.00%, 07/20/2033	16,408	16,878
6.50%, 03/20/2027 to 04/20/2027	1,863	1,899
7.50%, 09/15/2030 to 01/15/2032	12,189	12,584
		4,026,439
Total U.S. Government & Agency Obligations (cost $37,508,023)		32,936,596
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Sovereign — 0.7%
Arab Republic of Egypt
8.88%, 05/29/2050	200,000	155,596
Dominican Republic
6.00%, 02/22/2033*	396,000	391,930
Government of Bermuda
2.38%, 08/20/2030*	260,000	220,532
4.75%, 02/15/2029*	200,000	195,300
5.00%, 07/15/2032*	305,000	297,070
Kingdom of Morocco
3.00%, 12/15/2032*	200,000	164,148
Kingdom of Saudi Arabia
5.00%, 01/18/2053*	238,000	212,018
Republic of Hungary
5.50%, 03/26/2036*	268,000	262,696
Republic of Paraguay
6.00%, 02/09/2036*	350,000	358,675
State of Israel
5.75%, 03/12/2054	241,000	222,925
United Mexican States
6.00%, 05/07/2036	345,000	343,340
6.34%, 05/04/2053	200,000	191,646
Total Foreign Government Obligations (cost $3,139,849)		3,015,876
MUNICIPAL SECURITIES — 0.2%
California State University Revenue Bonds
2.98%, 11/01/2051	90,000	64,571
New York City Water & Sewer System Revenue Bonds
5.72%, 06/15/2042	225,000	233,538
New York State Thruway Authority Revenue Bonds
2.90%, 01/01/2035	85,000	73,388
Port Authority of New York & New Jersey Revenue Bonds
3.29%, 08/01/2069	95,000	64,495

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Regents of the University of California Medical Center Revenue Bonds
3.26%, 05/15/2060	$ 95,000	$ 66,089
Rutgers The State University of New Jersey Revenue Bonds
3.92%, 05/01/2119	63,000	46,310
State of Hawaii Airports System Revenue Revenue Bonds
3.14%, 07/01/2047	85,000	60,526
University of Missouri Revenue Bonds
2.75%, 11/01/2050	50,000	33,954
Total Municipal Securities (cost $827,837)		642,871
UNAFFILIATED INVESTMENT COMPANIES — 5.5%
JPMorgan Emerging Markets Equity Fund, Class R6	148,924	4,631,523
JPMorgan High Yield Fund	3,087,834	19,947,411
Total Unaffiliated Investment Companies (cost $24,180,744)		24,578,934
Total Long-Term Investment Securities (cost $385,765,655)		428,324,077
SHORT-TERM INVESTMENTS — 2.3%
Commercial Paper — 0.2%
DNB Bank ASA
5.20%, 05/29/2025	246,000	235,932
First Abu Dhabi Bank PJSC
5.34%, 01/07/2025	250,000	244,245
General Motors Financial Co., Inc.
5.56%, 10/08/2024	250,000	247,322
HSBC USA, Inc.
5.59%, 05/20/2025	250,000	239,712
		967,211
Unaffiliated Investment Companies — 0.6%
JPMorgan Prime Money Market Fund, Class IM 5.52%(7)	2,853,200	2,854,056
U.S. Government — 1.5%
United States Treasury Bills
5.27%, 08/15/2024	6,500,000	6,486,690
Total Short-Term Investments (cost $10,305,905)		10,307,957
TOTAL INVESTMENTS (cost $396,071,560)(8)	98.2%	438,632,034
Other assets less liabilities	1.8	8,059,463
NET ASSETS	100.0%	$446,691,497
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Diversified Balanced Portfolio has no right to demand registration of these securities. At July 31, 2024, the aggregate value of these securities was $45,426,558 representing 10.2% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at July 31, 2024.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of July 31, 2024.
(8)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
DAC—Designated Activity Company
FRS—Floating Rate Security
GDR—Global Depositary Receipt
LSE—London Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR—Swedish Depositary Receipt
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TRQX—Turquoise Stock Exchange
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
XEGT—Equiduct Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
121	Long	Euro-BTP	September 2024	$15,313,690	$15,578,079	$ 264,389
43	Long	FTSE 100 Index	September 2024	4,536,216	4,619,914	83,698

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
74	Long	MSCI EAFE Index	September 2024	8,758,001	$ 8,841,890	$ 83,889
24	Long	S&P 500 E-Mini Index	September 2024	6,590,901	6,669,600	78,699
25	Long	TOPIX Index	September 2024	4,632,814	4,667,735	34,921
335	Long	U.S. Treasury 10 Year Notes	September 2024	36,978,682	37,457,187	478,505
154	Long	U.S. Treasury 2 Year Notes	September 2024	31,551,972	31,626,547	74,575
13	Long	U.S. Treasury 5 Year Notes	September 2024	1,387,351	1,402,578	15,227
9	Long	U.S. Treasury Ultra 10 Year Notes	September 2024	1,020,751	1,040,203	19,452
44	Long	U.S. Treasury Ultra Bonds	September 2024	5,519,370	5,630,625	111,255
121	Short	Canadian Dollar	September 2024	8,853,824	8,783,390	70,434
						$1,315,044
						Unrealized (Depreciation)
101	Long	Australian Dollar	September 2024	$ 6,764,791	$ 6,618,530	$(146,261)
82	Long	Euro STOXX 50 Index	September 2024	4,429,049	4,346,705	(82,344)
96	Short	Euro-BUND	September 2024	13,576,567	13,894,011	(317,444)
145	Short	MSCI Emerging Markets Index	September 2024	7,896,762	7,949,624	(52,862)
51	Short	SPI 200 Index	September 2024	6,445,943	6,721,151	(275,208)
48	Short	Swiss Franc	September 2024	6,811,656	6,859,500	(47,844)
23	Short	U.S. Treasury Long Bonds	September 2024	2,742,701	2,777,969	(35,268)
						$(957,231)
		Net Unrealized Appreciation (Depreciation)				$357,813
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	CHF	703,345	USD	799,414	10/29/2024	$ —	$ (9,969)
	GBP	1,184,645	USD	1,528,352	10/29/2024	4,443	—
	USD	3,289,760	JPY	501,981,146	10/29/2024	104,308	—
						108,751	(9,969)
Morgan Stanley & Co. International PLC	SGD	469,693	USD	350,738	10/29/2024	—	(2,143)
State Street Bank & Trust Company	DKK	1,913,781	USD	279,412	10/29/2024	460	—
	USD	1,620,245	AUD	2,451,153	10/29/2024	—	(14,032)
	USD	800,005	SEK	8,610,890	10/29/2024	7,755	—
						8,215	(14,032)
Toronto Dominion Bank	HKD	2,941,821	USD	377,658	10/29/2024	183	—
	USD	3,156,939	CAD	4,340,627	10/29/2024	—	(4,970)
						183	(4,970)
Unrealized Appreciation (Depreciation)						$117,149	$(31,114)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
GBP—British Pound
HKD—Hong Kong Dollar
JPY—Japanese Yen
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$323,838	$55,333	$—	$379,171
Aerospace/Defense	2,204,299	2,880,395	—	5,084,694
Agriculture	342,486	185,608	—	528,094
Apparel	411,326	3,540,260	—	3,951,586
Auto Manufacturers	365,046	1,589,548	—	1,954,594
Banks	10,005,435	7,646,924	—	17,652,359
Beverages	2,255,932	2,468,230	—	4,724,162
Biotechnology	5,203,637	210,904	—	5,414,541
Building Materials	3,427,382	714,161	—	4,141,543
Chemicals	223,133	5,011,637	—	5,234,770
Commercial Services	1,715,430	2,018,153	—	3,733,583
Computers	12,158,155	179,220	—	12,337,375
Cosmetics/Personal Care	720,910	509,071	—	1,229,981
Distribution/Wholesale	397,544	1,138,681	—	1,536,225
Diversified Financial Services	10,395,392	907,778	—	11,303,170
Electric	7,741,741	1,354,689	—	9,096,430
Electrical Components & Equipment	1,146,135	828,449	—	1,974,584
Electronics	2,686,601	804,194	—	3,490,795
Entertainment	71,914	203,712	—	275,626
Food	1,594,975	4,133,920	—	5,728,895
Forest Products & Paper	139,301	40,934	—	180,235
Gas	77,094	56,664	—	133,758
Healthcare-Products	4,497,579	841,747	—	5,339,326
Healthcare-Services	5,328,444	128,846	0	5,457,290
Housewares	72,903	—	—	72,903
Insurance	4,850,067	4,857,990	—	9,708,057
Internet	24,714,653	1,460,970	—	26,175,623
Iron/Steel	—	110,516	21	110,537
Lodging	544,205	439,590	—	983,795
Machinery-Construction & Mining	189,195	803,401	—	992,596
Machinery-Diversified	3,349,007	1,291,093	—	4,640,100
Media	444,211	55,527	—	499,738
Metal Fabricate/Hardware	159,814	52,953	—	212,767
Miscellaneous Manufacturing	660,639	239,662	—	900,301
Oil & Gas	6,162,280	5,223,072	—	11,385,352
Oil & Gas Services	2,175,653	—	—	2,175,653
Packaging & Containers	854,232	26,789	—	881,021
Pharmaceuticals	8,546,835	5,571,906	—	14,118,741
Pipelines	825,710	9,230	—	834,940
Private Equity	685,256	850,320	—	1,535,576
Real Estate	156,892	682,879	—	839,771
REITS	7,418,546	220,482	—	7,639,028
Retail	12,278,370	950,183	—	13,228,553
Semiconductors	28,084,316	1,647,311	—	29,731,627
Software	21,836,457	832,256	—	22,668,713
Telecommunications	766,917	671,061	—	1,437,978
Transportation	2,646,015	348,847	—	2,994,862
Other Industries	—	4,835,454	—	4,835,454
Preferred Stocks	—	2,338	—	2,338
Corporate Bonds & Notes	—	66,183,465	—	66,183,465
Asset Backed Securities	—	21,596,323	—	21,596,323
Collateralized Mortgage Obligations:
Commercial and Residential	—	7,632,300	384,997	8,017,297
Other Industries	—	1,863,904	—	1,863,904
U.S. Government & Agency Obligations	—	32,936,596	—	32,936,596
Foreign Government Obligations	—	3,015,876	—	3,015,876
Municipal Securities	—	642,871	—	642,871
Unaffiliated Investment Companies	24,578,934	—	—	24,578,934

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investments:
Unaffiliated Investment Companies	$2,854,056	$—	$—	$2,854,056
Other Short-Term Investments	—	7,453,901	—	7,453,901
Total Investments at Value	$228,288,892	$209,958,124	$385,018	$438,632,034
Other Financial Instruments:†
Futures Contracts	$1,315,044	$—	$—	$1,315,044
Forward Foreign Currency Contracts	—	117,148	—	117,148
Total Other Financial Instruments	$1,315,044	$117,148	$—	$1,432,192
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$957,231	$—	$—	$957,231
Forward Foreign Currency Contracts	—	31,113	—	31,113
Total Other Financial Instruments	$957,231	$31,113	$—	$988,344
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 93.6%
Austria — 0.2%
Raiffeisen Bank International AG	25,122	$ 489,290
Bermuda — 1.0%
Credicorp., Ltd.	6,156	1,050,460
Genpact, Ltd.	28,069	973,152
		2,023,612
Brazil — 5.3%
Banco do Brasil SA	272,015	1,276,840
Cia Energetica de Minas Gerais (Preference Shares)	337,147	647,334
Cury Construtora e Incorporadora SA	148,980	584,736
Itau Unibanco Holding SA (Preference Shares)	315,253	1,888,347
Petroleo Brasileiro SA (Preference Shares)	387,304	2,561,644
Porto Seguro SA	120,652	652,732
Suzano SA	105,181	1,001,573
Telefonica Brasil SA	84,351	723,437
TIM SA	273,715	846,384
		10,183,027
Cayman Islands — 13.3%
Alibaba Group Holding, Ltd.	493,508	4,861,292
Full Truck Alliance Co., Ltd.	72,292	549,419
Geely Automobile Holdings, Ltd.	448,000	454,887
Haitian International Holdings, Ltd.	205,000	592,629
JD.com, Inc., Class A	148,700	1,959,281
Meituan, Class B*†	57,470	794,959
MGM China Holdings, Ltd.	309,200	450,949
NetEase, Inc.	82,500	1,520,498
PDD Holdings, Inc. ADR†	19,888	2,563,364
SITC International Holdings Co., Ltd.	227,000	507,507
Tencent Holdings, Ltd.	197,800	9,132,757
Vipshop Holdings, Ltd. ADR	51,147	697,645
Xiaomi Corp.*†	640,800	1,370,519
		25,455,706
Chile — 0.3%
Banco de Chile	4,809,960	573,033
China — 12.0%
Bank of Hangzhou Co., Ltd.	315,200	584,200
Beijing New Building Materials PLC	122,300	439,364
China CITIC Bank Corp., Ltd.	1,014,000	607,545
China Construction Bank Corp.	3,251,000	2,266,126
China Merchants Bank Co., Ltd.	387,500	1,602,679
China Pacific Insurance Group Co., Ltd.	426,400	1,125,989
China Petroleum & Chemical Corp.	1,536,000	984,844
China Shenhua Energy Co., Ltd.	224,000	933,880
China Suntien Green Energy Corp., Ltd.	1,328,000	570,401
CMOC Group, Ltd.	798,000	638,637
Eastern Air Logistics Co., Ltd.†	209,300	463,157
Fuyao Glass Industry Group Co., Ltd.*	152,800	797,942
Great Wall Motor Co., Ltd.	371,000	504,770
Gree Electric Appliances, Inc. of Zhuhai, Class A	174,100	962,891
Haier Smart Home Co., Ltd.	244,000	798,418
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	238,800	828,613
Jiangxi Copper Co., Ltd.	316,000	554,199
Jiayou International Logistics Co., Ltd., Class A	223,620	565,694
Lens Technology Co., Ltd., Class A	309,400	771,039
Midea Group Co., Ltd., Class A	64,000	563,649
PetroChina Co., Ltd.	1,538,000	1,343,938
PICC Property & Casualty Co., Ltd.	702,000	920,910
Ping An Insurance Group Co. of China, Ltd.	312,500	1,353,304
Sailun Group Co., Ltd., Class A	200,000	365,610
Shanghai Pudong Development Bank Co., Ltd.	491,600	570,575
Security Description	Shares or Principal Amount	Value

China (continued)
Sinoma International Engineering Co.	335,500	$ 473,779
Sinotrans, Ltd.	1,055,000	491,013
Weichai Power Co., Ltd.	532,000	852,592
		22,935,758
Colombia — 0.2%
Ecopetrol SA ADR	42,083	451,130
Greece — 1.7%
Alpha Services & Holdings SA	339,115	626,352
Hellenic Telecommunications Organization SA	36,388	597,871
Metlen Energy & Metals SA	17,547	692,564
National Bank of Greece SA	99,415	873,693
OPAP SA	27,959	487,665
		3,278,145
Hong Kong — 0.9%
BYD Electronic International Co., Ltd.	142,000	555,217
Lenovo Group, Ltd.	906,000	1,176,147
		1,731,364
Hungary — 1.3%
MOL Hungarian Oil & Gas PLC	76,164	593,585
OTP Bank Nyrt	23,845	1,220,941
Richter Gedeon Nyrt	21,904	624,417
		2,438,943
India — 10.8%
HDFC Bank, Ltd. ADR	52,284	3,137,563
ICICI Bank, Ltd. ADR	131,467	3,827,004
Infosys, Ltd. ADR	238,558	5,279,289
Reliance Industries, Ltd. GDR*	76,255	5,497,985
State Bank of India	28,696	2,984,384
		20,726,225
Indonesia — 0.8%
Bank Mandiri Persero Tbk PT	2,810,000	1,112,120
United Tractors Tbk PT	312,200	495,600
		1,607,720
Malaysia — 0.5%
CIMB Group Holdings Bhd	657,000	1,063,176
Mexico — 2.4%
America Movil SAB de CV	1,054,013	880,843
Banco del Bajio SA*	144,517	433,916
Coca-Cola Femsa SAB de CV ADR	8,216	742,973
Grupo Aeroportuario del Sureste SAB de CV, Class B	19,645	590,004
Grupo Financiero Banorte SAB de CV, Class O	193,123	1,450,262
Regional SAB de CV	57,880	419,615
		4,517,613
Panama — 0.3%
Copa Holdings SA, Class A	6,265	556,019
Poland — 0.8%
Bank Polska Kasa Opieki SA	18,246	736,048
Powszechny Zaklad Ubezpieczen SA	67,097	821,240
		1,557,288
Russia — 0.0%
Gazprom PJSC ADR†(1)(2)	430,348	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	731,991	0
Sberbank Of Russia PJSC†(1)(2)	426,432	0
Severstal PAO GDR†(1)(2)	23,993	0
		0

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia — 1.2%
Arab National Bank	126,510	$ 724,053
Etihad Etisalat Co.	47,113	659,129
Saudi Awwal Bank	87,468	919,158
		2,302,340
South Africa — 1.9%
Exxaro Resources, Ltd.	48,531	518,981
Shoprite Holdings, Ltd.	54,024	902,858
Standard Bank Group, Ltd.	130,589	1,586,798
Truworths International, Ltd.	123,585	613,921
		3,622,558
South Korea — 15.3%
CJ Logistics Corp.	6,387	458,484
Coway Co., Ltd.	11,896	538,441
DB Insurance Co., Ltd.	8,860	713,708
Hana Financial Group, Inc.	21,831	1,022,497
Hankook Tire & Technology Co., Ltd.	16,430	532,921
HMM Co., Ltd.	46,209	610,968
Hyundai Glovis Co., Ltd.	7,140	631,562
Hyundai Motor Co.	8,337	1,516,687
Industrial Bank of Korea	65,574	666,997
KB Financial Group, Inc.	21,875	1,392,073
Kia Corp.	19,758	1,598,194
KIWOOM Securities Co., Ltd.	6,372	607,298
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	5,296	790,916
Korean Air Lines Co., Ltd.	32,210	499,153
Samsung C&T Corp.	7,917	893,678
Samsung Electronics Co., Ltd.	164,861	10,136,369
Samsung Life Insurance Co., Ltd.	9,707	679,209
Samsung SDS Co., Ltd.	5,727	614,232
Samsung Securities Co. Ltd.	19,682	640,651
Shinhan Financial Group Co., Ltd.	26,711	1,168,926
SK Hynix, Inc.	20,993	3,047,200
SOOP Co., Ltd.	6,757	510,960
		29,271,124
Taiwan — 16.4%
ASE Technology Holding Co., Ltd.	122,000	573,377
Cathay Financial Holding Co., Ltd.	529,000	1,004,986
CTBC Financial Holding Co., Ltd.	1,419,000	1,533,374
Elan Microelectronics Corp.	115,000	487,583
Hon Hai Precision Industry Co., Ltd.	209,000	1,293,685
MediaTek, Inc.	53,000	2,008,798
Mega Financial Holding Co., Ltd.	765,000	1,007,764
Powertech Technology, Inc.	96,000	477,880
Primax Electronics, Ltd.	215,000	602,082
Quanta Computer, Inc.	169,660	1,441,868
Realtek Semiconductor Corp.	69,000	1,084,712
Taiwan Semiconductor Manufacturing Co., Ltd.	693,000	19,919,700
		31,435,809
Thailand — 1.7%
Bangchak Corp. PCL	427,800	375,053
Krung Thai Bank PCL	1,721,900	869,524
PTT Exploration & Production PCL	338,500	1,397,584
Thai Oil PCL	376,700	533,689
		3,175,850
Turkey — 1.7%
BIM Birlesik Magazalar AS	59,216	1,118,371
Tupras Turkiye Petrol Rafinerileri AS	144,805	715,688
Security Description	Shares or Principal Amount	Value

Turkey (continued)
Turk Hava Yollari AO†	72,873	$ 636,423
Yapi ve Kredi Bankasi AS	826,899	754,518
		3,225,000
United Arab Emirates — 2.7%
Abu Dhabi Commercial Bank PJSC	293,213	709,803
Abu Dhabi Islamic Bank PJSC	200,617	669,888
Aldar Properties PJSC	474,949	955,160
Dubai Islamic Bank PJSC	440,086	701,551
Emaar Properties PJSC	536,312	1,260,245
Emirates NBD Bank PJSC	164,741	857,538
		5,154,185
United Kingdom — 0.6%
Rio Tinto PLC	17,634	1,141,680
United States — 0.3%
Coupang, Inc.†	26,467	549,190
TOTAL INVESTMENTS (cost $164,617,240)(3)	93.6%	179,465,785
Other assets less liabilities	6.4	12,301,504
NET ASSETS	100.0%	$191,767,289
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Emerging Markets Portfolio has no right to demand registration of these securities. At July 31, 2024, the aggregate value of these securities was $8,895,321 representing 4.6% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC ADR
	06/09/2021	374,246	$1,432,145
	07/02/2021	8,678	33,851
	10/01/2021	24,410	121,716
	02/17/2022	23,014	100,173
		430,348	1,687,885	$0	$0.00	0.0%
Magnitogorsk Iron & Steel Works PJSC
	10/30/2020	139,017	65,335
	02/10/2021	530,190	371,377
	07/02/2021	16,466	13,394
	10/01/2021	46,318	44,362
		731,991	494,468	0	0.00	0.0
Sberbank Of Russia PJSC
	10/14/2020	29,436	78,714
	11/12/2020	225,668	743,300

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	07/02/2021	10,140	$42,670
	10/01/2021	26,632	123,362
	11/24/2021	110,652	475,845
	02/17/2022	23,904	84,946
		426,432	1,548,837	$0	$0.00	0.0%
Severstal PAO GDR
	08/20/2019	1,308	18,680
	03/27/2020	1,319	13,921
	04/06/2020	2,134	24,583
	10/30/2020	16,522	223,848
	07/02/2021	711	15,231
	10/01/2021	1,999	41,360
		23,993	337,623	0	0.00	0.0
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
179	Long	IFSC Nifty 50 Index	August 2024	$8,838,496	$8,967,542	$129,046
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	20.6%
Semiconductors	19.7
Internet	11.3
Oil & Gas	7.5
Computers	5.2
Insurance	3.8
Telecommunications	2.7
Diversified Financial Services	2.3
Auto Manufacturers	2.2
Transportation	1.9
Home Furnishings	1.5
Food	1.5
Mining	1.4
Auto Parts & Equipment	1.4
Engineering & Construction	1.4
Real Estate	1.2
Electronics	1.0
Airlines	0.9
Software	0.8
Coal	0.8
Electric	0.7
Forest Products & Paper	0.5
Shipbuilding	0.4
Miscellaneous Manufacturing	0.4
Beverages	0.4
Pharmaceuticals	0.3
Retail	0.3
Diversified Finan Serv	0.3
Machinery-Diversified	0.3
Gas	0.3
Entertainment	0.2

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Industry Allocation*(continued)
Lodging	0.2%
Building Materials	0.2
93.6%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$2,023,612	$—	$—	$2,023,612
Brazil	10,183,027	—	—	10,183,027
Cayman Islands	3,810,428	21,645,278	—	25,455,706
Chile	573,033	—	—	573,033
Colombia	451,130	—	—	451,130
India	20,726,225	—	—	20,726,225
Mexico	4,517,613	—	—	4,517,613
Panama	556,019	—	—	556,019
Russia	—	—	0	0
Thailand	1,778,266	1,397,584	—	3,175,850
United States	549,190	—	—	549,190
Other Countries	—	111,254,380	—	111,254,380
Total Investments at Value	$45,168,543	$134,297,242	$0	$179,465,785
Other Financial Instruments:†
Futures Contracts	$129,046	$—	$—	$129,046
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Aerospace/Defense — 4.3%
General Dynamics Corp.	65,148	$ 19,460,359
Northrop Grumman Corp.	16,493	7,987,890
RTX Corp.	129,339	15,196,039
		42,644,288
Agriculture — 2.1%
Philip Morris International, Inc.	176,596	20,336,795
Banks — 10.8%
Bank of America Corp.	615,422	24,807,661
Morgan Stanley	183,639	18,953,381
PNC Financial Services Group, Inc.	87,018	15,758,960
Truist Financial Corp.	282,846	12,640,388
US Bancorp	124,655	5,594,516
Wells Fargo & Co.	492,033	29,197,238
		106,952,144
Beverages — 1.8%
Coca-Cola Co.	148,853	9,934,449
PepsiCo, Inc.	46,120	7,963,541
		17,897,990
Chemicals — 3.2%
Air Products & Chemicals, Inc.	67,759	17,878,212
PPG Industries, Inc.	112,245	14,252,870
		32,131,082
Computers — 2.1%
Accenture PLC, Class A	13,899	4,595,287
Apple, Inc.	11,890	2,640,531
International Business Machines Corp.	26,598	5,110,540
Seagate Technology Holdings PLC	82,753	8,454,874
		20,801,232
Cosmetics/Personal Care — 1.5%
Kenvue, Inc.	70,096	1,296,075
Procter & Gamble Co.	85,624	13,764,914
		15,060,989
Diversified Financial Services — 7.3%
American Express Co.	70,097	17,737,345
Ares Management Corp., Class A	60,986	9,343,055
BlackRock, Inc.	13,870	12,157,055
Capital One Financial Corp.	30,895	4,677,503
Charles Schwab Corp.	298,848	19,481,901
CME Group, Inc.	42,830	8,296,600
		71,693,459
Electric — 4.5%
CMS Energy Corp.	98,259	6,367,183
Dominion Energy, Inc.	187,471	10,022,200
NextEra Energy, Inc.	162,187	12,389,465
Public Service Enterprise Group, Inc.	103,085	8,223,090
Xcel Energy, Inc.	126,597	7,378,073
		44,380,011
Electrical Components & Equipment — 1.4%
Eaton Corp. PLC	44,322	13,508,902
Environmental Control — 0.5%
Republic Services, Inc.	26,622	5,173,187
Food — 2.4%
Hershey Co.	39,129	7,727,195
Security Description	Shares or Principal Amount	Value

Food (continued)
Mondelez International, Inc., Class A	118,017	$ 8,066,462
Sysco Corp.	101,205	7,757,363
		23,551,020
Healthcare-Products — 1.9%
Abbott Laboratories	102,583	10,867,644
Medtronic PLC	100,212	8,049,028
		18,916,672
Healthcare-Services — 3.1%
UnitedHealth Group, Inc.	52,730	30,380,917
Insurance — 5.3%
Arthur J. Gallagher & Co.	27,457	7,783,785
Chubb, Ltd.	40,148	11,067,198
Hartford Financial Services Group, Inc.	62,608	6,944,479
Marsh & McLennan Cos., Inc.	20,670	4,600,522
MetLife, Inc.	133,556	10,263,779
Progressive Corp.	25,375	5,433,295
Travelers Cos., Inc.	29,174	6,314,420
		52,407,478
Machinery-Diversified — 3.0%
Deere & Co.	39,140	14,559,297
Dover Corp.	81,637	15,042,434
		29,601,731
Media — 1.8%
Comcast Corp., Class A	433,224	17,879,155
Miscellaneous Manufacturing — 1.2%
Parker-Hannifin Corp.	20,674	11,601,422
Oil & Gas — 8.1%
Chevron Corp.	139,954	22,458,418
ConocoPhillips	226,053	25,137,094
EOG Resources, Inc.	124,476	15,783,557
Exxon Mobil Corp.	144,888	17,182,268
		80,561,337
Pharmaceuticals — 9.5%
AbbVie, Inc.	105,341	19,521,794
Becton Dickinson & Co.	33,197	8,002,469
Bristol-Myers Squibb Co.	308,374	14,666,267
Cencora, Inc.	28,579	6,798,373
Cigna Group	29,353	10,234,511
CVS Health Corp.	62,385	3,763,687
Eli Lilly & Co.	6,333	5,093,442
Johnson & Johnson	97,678	15,418,472
Merck & Co., Inc.	58,401	6,606,905
Pfizer, Inc.	120,880	3,691,675
		93,797,595
Private Equity — 0.8%
Blackstone, Inc.	57,069	8,112,358
REITS — 2.0%
Alexandria Real Estate Equities, Inc.	20,577	2,413,476
AvalonBay Communities, Inc.	21,683	4,443,281
Prologis, Inc.	67,276	8,480,140
Ventas, Inc.	76,537	4,166,674
		19,503,571
Retail — 7.3%
Home Depot, Inc.	38,868	14,309,643
Lowe's Cos., Inc.	65,287	16,028,611

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
McDonald's Corp.	44,402	$ 11,784,291
TJX Cos., Inc.	132,023	14,921,239
Walmart, Inc.	221,870	15,229,157
		72,272,941
Semiconductors — 5.7%
Analog Devices, Inc.	87,719	20,296,422
Lam Research Corp.	3,337	3,074,178
Microchip Technology, Inc.	102,098	9,064,261
NXP Semiconductors NV	26,476	6,967,424
Texas Instruments, Inc.	82,411	16,796,186
		56,198,471
Software — 1.5%
Microsoft Corp.	36,046	15,079,844
Telecommunications — 1.4%
Corning, Inc.	196,332	7,855,243
Verizon Communications, Inc.	146,411	5,932,574
		13,787,817
Security Description	Shares or Principal Amount	Value

Transportation — 4.8%
Norfolk Southern Corp.	80,498	$ 20,089,081
Union Pacific Corp.	49,053	12,102,846
United Parcel Service, Inc., Class B	117,205	15,280,016
		47,471,943
Total Long-Term Investment Securities (cost $714,891,778)		981,704,351
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (cost $6,961,769)	6,961,769	6,961,769
TOTAL INVESTMENTS (cost $721,853,547)(1)	100.0%	988,666,120
Other assets less liabilities	0.0	347,570
NET ASSETS	100.0%	$989,013,690
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$981,704,351	$—	$—	$981,704,351
Short-Term Investments	6,961,769	—	—	6,961,769
Total Investments at Value	$988,666,120	$—	$—	$988,666,120
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Australia — 0.4%
JB Hi-Fi, Ltd.	25,310	$ 1,158,919
Austria — 0.6%
BAWAG Group AG*	20,654	1,504,544
Erste Group Bank AG	11,918	618,626
		2,123,170
Bermuda — 0.2%
Arch Capital Group, Ltd.†	8,307	795,644
Canada — 2.1%
Celestica, Inc.†	7,811	409,658
CES Energy Solutions Corp.	137,225	820,975
EQB, Inc.	12,991	906,778
Imperial Oil, Ltd.	18,880	1,352,566
Manulife Financial Corp.	44,752	1,192,177
MEG Energy Corp.†	29,776	617,022
Royal Bank of Canada	16,596	1,854,511
		7,153,687
Cayman Islands — 0.1%
United Laboratories International Holdings, Ltd.	344,000	395,700
Denmark — 1.7%
Carlsberg A/S, Class B	10,133	1,225,206
Danske Bank A/S	30,783	941,752
Novo Nordisk A/S, Class B	25,919	3,434,358
		5,601,316
Finland — 0.2%
Nordea Bank Abp	49,656	581,423
France — 3.2%
Cie Generale des Etablissements Michelin SCA	25,695	1,017,510
LVMH Moet Hennessy Louis Vuitton SE	2,471	1,741,590
Publicis Groupe SA	11,037	1,151,945
Safran SA	6,266	1,374,037
Schneider Electric SE	5,573	1,340,840
SPIE SA	26,223	1,012,079
TotalEnergies SE	25,239	1,702,169
Vinci SA	13,513	1,540,063
		10,880,233
Germany — 1.7%
Allianz SE	3,897	1,099,548
E.ON SE	83,835	1,175,882
Heidelberg Materials AG	9,252	965,731
LEG Immobilien SE	13,393	1,171,436
Muenchener Rueckversicherungs-Gesellschaft AG	2,995	1,475,559
		5,888,156
Hong Kong — 0.3%
AIA Group, Ltd.	172,400	1,149,017
Ireland — 1.6%
Eaton Corp. PLC	4,663	1,421,236
Glanbia PLC	49,811	995,788
Linde PLC	3,596	1,630,786
Trane Technologies PLC	3,984	1,331,771
		5,379,581
Italy — 0.8%
De' Longhi SpA	22,246	700,757
Security Description	Shares or Principal Amount	Value

Italy (continued)
Intesa Sanpaolo SpA	237,122	$ 961,532
UniCredit SpA	27,236	1,117,280
		2,779,569
Japan — 5.0%
Cosmo Energy Holdings Co., Ltd.	11,900	642,584
Credit Saison Co., Ltd.	57,900	1,340,973
ENEOS Holdings, Inc.	131,800	695,163
ITOCHU Corp.	22,300	1,144,910
Kokuyo Co., Ltd.	40,400	679,959
Marubeni Corp.	59,900	1,134,362
Mitsubishi UFJ Financial Group, Inc.	144,900	1,683,865
MS&AD Insurance Group Holdings, Inc.	30,900	727,303
Nichias Corp.	20,900	650,517
Sankyo Co., Ltd.	100,500	1,122,431
Subaru Corp.	27,900	550,508
Sumitomo Mitsui Financial Group, Inc.	25,100	1,817,318
Tokio Marine Holdings, Inc.	19,400	771,177
Toyo Tire Corp.	33,900	560,388
Toyota Motor Corp.	93,800	1,825,866
Toyota Tsusho Corp.	17,100	342,607
Yamato Kogyo Co., Ltd.	21,300	1,129,664
		16,819,595
Liberia — 0.3%
Royal Caribbean Cruises, Ltd.†	7,391	1,158,318
Netherlands — 2.0%
ASML Holding NV	2,819	2,589,538
Heineken NV	10,285	912,416
Koninklijke KPN NV	393,077	1,546,997
NXP Semiconductors NV	6,518	1,715,277
		6,764,228
Singapore — 0.2%
Yangzijiang Shipbuilding Holdings, Ltd.	376,200	756,876
Spain — 0.4%
Industria de Diseno Textil SA	23,973	1,161,642
Switzerland — 2.7%
Cie Financiere Richemont SA, Class A	8,217	1,251,572
Nestle SA	28,785	2,921,987
Novartis AG	20,775	2,328,968
Roche Holding AG	7,861	2,546,160
		9,048,687
United Kingdom — 6.1%
3i Group PLC	41,199	1,654,725
Anglo American PLC	28,936	870,310
Balfour Beatty PLC	190,559	1,033,694
Centrica PLC	442,453	753,301
Coca-Cola Europacific Partners PLC	14,514	1,070,698
JET2 PLC	61,472	1,120,912
Keller Group PLC	37,304	713,945
Mitie Group PLC	774,207	1,206,519
NatWest Group PLC	222,976	1,052,264
Rio Tinto PLC	26,759	1,732,461
Segro PLC	123,033	1,450,662
Serco Group PLC	286,497	706,299
Shell PLC	83,758	3,054,909
SSE PLC	35,039	848,116
Taylor Wimpey PLC	666,175	1,361,156
Tesco PLC	445,766	1,902,827
		20,532,798

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States — 69.5%
AbbVie, Inc.	22,040	$ 4,084,453
Allison Transmission Holdings, Inc.	9,881	875,358
Alphabet, Inc., Class C	58,464	10,123,042
Amazon.com, Inc.†	57,655	10,780,332
American Tower Corp.	6,443	1,420,037
Ameriprise Financial, Inc.	2,870	1,234,301
Apple, Inc.	85,207	18,922,771
Applied Materials, Inc.	8,584	1,821,525
Ares Management Corp., Class A	3,717	569,444
Autoliv, Inc.	5,464	552,629
AutoZone, Inc.†	324	1,015,316
Bank of America Corp.	75,482	3,042,679
BellRing Brands, Inc.†	11,531	591,310
Berkshire Hathaway, Inc., Class B†	6,582	2,886,207
Berry Global Group, Inc.	11,288	741,847
Booking Holdings, Inc.	263	977,048
Bristol-Myers Squibb Co.	28,934	1,376,101
Broadcom, Inc.	16,548	2,658,933
Builders FirstSource, Inc.†	4,925	824,297
Cardinal Health, Inc.	11,104	1,119,616
Cigna Group	3,874	1,350,748
Citigroup, Inc.	34,349	2,228,563
CMS Energy Corp.	13,321	863,201
Coca-Cola Co.	47,006	3,137,180
ConocoPhillips	17,728	1,971,354
Core & Main, Inc., Class A†	13,966	746,762
Costco Wholesale Corp.	3,181	2,614,782
Dell Technologies, Inc., Class C	7,404	841,687
Dick's Sporting Goods, Inc.	4,133	894,175
Digital Realty Trust, Inc.	6,358	950,457
Dominion Energy, Inc.	15,721	840,445
Dow, Inc.	20,502	1,116,744
East West Bancorp, Inc.	10,603	931,898
Elevance Health, Inc.	3,041	1,617,903
Eli Lilly & Co.	5,089	4,092,930
EOG Resources, Inc.	11,095	1,406,846
Equinix, Inc.	943	745,196
Exxon Mobil Corp.	33,089	3,924,025
Fair Isaac Corp.†	547	875,200
Fifth Third Bancorp	26,823	1,135,686
First Citizens BancShares, Inc., Class A	552	1,152,405
Freeport-McMoRan, Inc.	20,365	924,775
Goldman Sachs Group, Inc.	4,880	2,484,066
Hilton Worldwide Holdings, Inc.	8,408	1,804,945
Hologic, Inc.†	19,439	1,586,417
KBR, Inc.	12,726	847,424
Kroger Co.	17,354	945,793
Lam Research Corp.	1,637	1,508,070
Leidos Holdings, Inc.	5,796	836,942
Light & Wonder, Inc.†	9,462	1,014,326
Lowe's Cos., Inc.	4,956	1,216,748
Manhattan Associates, Inc.†	4,578	1,169,130
Marvell Technology, Inc.	14,165	948,772
Mastercard, Inc., Class A	7,256	3,364,680
McKesson Corp.	3,737	2,305,804
Merck & Co., Inc.	8,179	925,290
Meta Platforms, Inc., Class A	14,892	7,071,168
Micron Technology, Inc.	20,255	2,224,404
Microsoft Corp.	40,179	16,808,885
Morgan Stanley	11,372	1,173,704
Mr. Cooper Group, Inc.†	9,977	896,733
Security Description	Shares or Principal Amount	Value

United States (continued)
Mueller Industries, Inc.	15,213	$ 1,079,210
Netflix, Inc.†	1,723	1,082,647
Neurocrine Biosciences, Inc.†	7,683	1,087,682
NextEra Energy, Inc.	29,229	2,232,803
NRG Energy, Inc.	9,040	679,537
Nucor Corp.	3,530	575,178
Nutanix, Inc., Class A†	6,206	313,465
NVIDIA Corp.	138,428	16,198,845
Oracle Corp.	7,143	996,091
Owens Corning	4,925	917,921
PACCAR, Inc.	11,696	1,153,927
Penske Automotive Group, Inc.	5,301	922,957
PG&E Corp.	82,770	1,510,552
Procter & Gamble Co.	19,731	3,171,956
Progressive Corp.	5,400	1,156,248
Prologis, Inc.	18,239	2,299,026
Public Service Enterprise Group, Inc.	14,814	1,181,713
PulteGroup, Inc.	9,072	1,197,504
Pure Storage, Inc., Class A†	11,087	664,444
QUALCOMM, Inc.	12,415	2,246,494
Quanta Services, Inc.	4,688	1,244,101
Regeneron Pharmaceuticals, Inc.†	2,578	2,782,152
Republic Services, Inc.	3,105	603,364
Ross Stores, Inc.	8,584	1,229,486
S&P Global, Inc.	1,503	728,549
Salesforce, Inc.	10,450	2,704,460
ServiceNow, Inc.†	2,382	1,939,877
Southern Co.	22,434	1,873,688
Steel Dynamics, Inc.	10,825	1,442,106
Taylor Morrison Home Corp.†	14,650	982,722
Tenet Healthcare Corp.†	11,908	1,782,628
Tesla, Inc.†	11,056	2,565,766
T-Mobile US, Inc.	11,472	2,091,116
Toll Brothers, Inc.	4,292	612,511
Travelers Cos., Inc.	5,775	1,249,941
Truist Financial Corp.	33,120	1,480,133
Uber Technologies, Inc.†	19,306	1,244,658
United Rentals, Inc.	1,765	1,336,281
United Therapeutics Corp.†	4,186	1,311,432
UnitedHealth Group, Inc.	9,187	5,293,182
US Foods Holding Corp.†	21,882	1,190,162
Vertex Pharmaceuticals, Inc.†	3,474	1,722,131
VICI Properties, Inc.	34,863	1,089,817
Visa, Inc., Class A	11,778	3,129,061
Vistra Corp.	5,718	452,980
Wells Fargo & Co.	41,183	2,443,799
Welltower, Inc.	8,016	891,780
		235,199,592
TOTAL INVESTMENTS (cost $237,845,173)(1)	99.1%	335,328,151
Other assets less liabilities	0.9	3,094,423
NET ASSETS	100.0%	$338,422,574
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Global Equities Portfolio has no right to demand registration of these securities. At July 31, 2024, the aggregate value of these securities was $1,504,544 representing 0.4% of net assets.
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Industry Allocation*
Semiconductors	9.5%
Internet	9.3
Banks	8.4
Pharmaceuticals	7.5
Software	7.4
Computers	6.6
Oil & Gas	4.6
Retail	3.7
Insurance	3.5
Electric	3.4
Diversified Financial Services	3.2
REITS	2.6
Healthcare-Services	2.6
Food	2.4
Beverages	1.9
Auto Manufacturers	1.9
Biotechnology	1.7
Building Materials	1.4
Commercial Services	1.4
Engineering & Construction	1.3
Home Builders	1.3
Mining	1.1
Telecommunications	1.0
Distribution/Wholesale	1.0
Auto Parts & Equipment	1.0
Cosmetics/Personal Care	0.9
Iron/Steel	0.9
Electrical Components & Equipment	0.8
Chemicals	0.8
Entertainment	0.6
Lodging	0.5
Apparel	0.5
Private Equity	0.5
Healthcare-Products	0.5
Home Furnishings	0.4
Aerospace/Defense	0.4
Real Estate	0.3
Leisure Time	0.3
Advertising	0.3
Airlines	0.3
Metal Fabricate/Hardware	0.3
Oil & Gas Services	0.2
Shipbuilding	0.2
Gas	0.2
Packaging & Containers	0.2
Environmental Control	0.2
Electronics	0.1
99.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$795,644	$—	$—	$795,644
Canada	7,153,687	—	—	7,153,687
Ireland	4,383,793	995,788	—	5,379,581
Liberia	1,158,318	—	—	1,158,318
Netherlands	1,715,277	5,048,951	—	6,764,228
United Kingdom	1,070,698	19,462,100	—	20,532,798
United States	235,199,592	—	—	235,199,592
Other Countries	—	58,344,303	—	58,344,303
Total Investments at Value	$251,477,009	$83,851,142	$—	$335,328,151
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 100.1%
Aerospace/Defense — 3.0%
Howmet Aerospace, Inc.	56,221	$ 5,380,350
Northrop Grumman Corp.	18,378	8,900,833
		14,281,183
Banks — 5.1%
Morgan Stanley	44,261	4,568,178
US Bancorp	163,178	7,323,429
Wells Fargo & Co.	215,236	12,772,104
		24,663,711
Biotechnology — 4.1%
Biogen, Inc.†	10,545	2,248,194
Regeneron Pharmaceuticals, Inc.†	10,742	11,592,659
Vertex Pharmaceuticals, Inc.†	12,155	6,025,477
		19,866,330
Building Materials — 4.4%
Carrier Global Corp.	69,236	4,715,664
Trane Technologies PLC	20,243	6,766,830
Vulcan Materials Co.	36,099	9,909,536
		21,392,030
Commercial Services — 1.0%
Block, Inc.†	33,966	2,101,816
Corpay, Inc.†	9,459	2,760,325
		4,862,141
Computers — 8.7%
Apple, Inc.	174,080	38,659,687
Seagate Technology Holdings PLC	32,525	3,323,079
		41,982,766
Diversified Financial Services — 5.8%
American Express Co.	41,390	10,473,326
Ameriprise Financial, Inc.	14,677	6,312,137
Mastercard, Inc., Class A	23,633	10,958,858
		27,744,321
Electric — 3.2%
NextEra Energy, Inc.	100,142	7,649,848
PG&E Corp.	428,245	7,815,471
		15,465,319
Electrical Components & Equipment — 1.5%
Eaton Corp. PLC	23,067	7,030,591
Food — 1.3%
Mondelez International, Inc., Class A	87,689	5,993,543
Healthcare-Products — 3.3%
Danaher Corp.	16,415	4,548,268
Medtronic PLC	57,259	4,599,043
Stryker Corp.	21,228	6,951,109
		16,098,420
Healthcare-Services — 2.7%
UnitedHealth Group, Inc.	22,757	13,111,673
Security Description	Shares or Principal Amount	Value

Insurance — 1.1%
Travelers Cos., Inc.	24,462	$ 5,294,555
Internet — 10.5%
Alphabet, Inc., Class A	85,517	14,669,586
Amazon.com, Inc.†	115,611	21,616,945
Meta Platforms, Inc., Class A	30,521	14,492,286
		50,778,817
Lodging — 0.7%
Marriott International, Inc., Class A	14,966	3,401,772
Machinery-Diversified — 1.5%
Deere & Co.	19,751	7,346,977
Oil & Gas — 2.6%
Exxon Mobil Corp.	106,196	12,593,784
Oil & Gas Services — 2.3%
Baker Hughes Co.	284,914	11,031,870
Pharmaceuticals — 3.2%
AbbVie, Inc.	60,002	11,119,570
Eli Lilly & Co.	5,440	4,375,229
		15,494,799
REITS — 1.1%
Prologis, Inc.	39,903	5,029,773
Retail — 6.2%
AutoZone, Inc.†	1,875	5,875,668
Lowe's Cos., Inc.	50,724	12,453,249
McDonald's Corp.	26,747	7,098,654
TJX Cos., Inc.	39,388	4,451,632
		29,879,203
Semiconductors — 12.3%
Analog Devices, Inc.	30,636	7,088,558
ASML Holding NV	775	725,943
Marvell Technology, Inc.	50,186	3,361,458
Micron Technology, Inc.	46,849	5,144,957
NVIDIA Corp.	278,923	32,639,569
NXP Semiconductors NV	40,153	10,566,664
		59,527,149
Software — 12.3%
Intuit, Inc.	11,446	7,409,568
Microsoft Corp.	104,063	43,534,756
Oracle Corp.	60,695	8,463,918
		59,408,242
Transportation — 2.2%
CSX Corp.	295,927	10,387,038
TOTAL INVESTMENTS (cost $384,623,092)(1)	100.1%	482,666,007
Other assets less liabilities	(0.1)	(298,690)
NET ASSETS	100.0%	$482,367,317
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$482,666,007	$—	$—	$482,666,007
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 31.0%
Aerospace/Defense — 0.9%
Airbus SE
3.95%, 04/10/2047*	$ 150,000	$ 125,818
BAE Systems PLC
1.90%, 02/15/2031*	479,000	397,966
3.00%, 09/15/2050*	231,000	153,363
Boeing Co.
2.20%, 02/04/2026	3,651,000	3,474,673
2.75%, 02/01/2026	278,000	266,746
3.25%, 03/01/2028	429,000	399,221
5.04%, 05/01/2027	170,000	168,816
5.15%, 05/01/2030	1,317,000	1,296,976
5.71%, 05/01/2040	1,195,000	1,139,026
5.81%, 05/01/2050	1,698,000	1,582,297
6.39%, 05/01/2031*	235,000	245,356
6.53%, 05/01/2034*	2,716,000	2,851,075
L3Harris Technologies, Inc.
4.85%, 04/27/2035	200,000	193,988
5.25%, 06/01/2031	410,000	417,620
5.40%, 07/31/2033	445,000	453,142
Northrop Grumman Corp.
3.85%, 04/15/2045	51,000	41,094
RTX Corp.
3.75%, 11/01/2046	225,000	175,202
4.15%, 05/15/2045	296,000	245,978
4.35%, 04/15/2047	50,000	42,555
4.50%, 06/01/2042	225,000	200,177
5.15%, 02/27/2033	362,000	367,140
TransDigm, Inc.
4.63%, 01/15/2029	2,900,000	2,742,523
		16,980,752
Agriculture — 0.7%
BAT Capital Corp.
2.26%, 03/25/2028	355,000	323,533
4.39%, 08/15/2037	495,000	434,869
4.54%, 08/15/2047	409,000	327,834
4.74%, 03/16/2032	3,067,000	2,978,724
BAT International Finance PLC
1.67%, 03/25/2026	270,000	255,946
4.45%, 03/16/2028	2,960,000	2,915,059
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	805,000	706,070
Philip Morris International, Inc.
5.13%, 11/17/2027	1,150,000	1,165,495
5.13%, 02/15/2030	2,052,000	2,085,864
5.63%, 11/17/2029	495,000	516,991
		11,710,385
Airlines — 0.3%
Air Canada Pass-Through Trust
3.30%, 07/15/2031*	148,259	137,405
3.55%, 07/15/2031*	209,226	191,928
4.13%, 11/15/2026*	207,172	203,925
American Airlines Pass-Through Trust
3.00%, 04/15/2030	99,727	93,023
3.70%, 04/01/2028	176,794	170,401
British Airways Pass-Through Trust
3.30%, 06/15/2034*	319,281	294,230
3.80%, 03/20/2033*	198,066	188,886
4.13%, 03/20/2033*	266,860	252,567
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	60,211	60,014
Security Description	Shares or Principal Amount	Value

Airlines (continued)
Delta Air Lines Pass-Through Trust
2.00%, 12/10/2029	$ 132,383	$ 122,042
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	143,980	127,898
United Airlines Pass-Through Trust
2.70%, 11/01/2033	481,534	421,170
3.10%, 04/07/2030	406,529	368,865
3.50%, 09/01/2031	276,272	258,973
3.65%, 07/07/2027	101,956	98,907
3.70%, 09/01/2031	573,117	526,356
4.00%, 10/11/2027	190,135	185,556
4.15%, 02/25/2033	394,147	375,777
4.55%, 02/25/2033	352,450	327,244
4.60%, 09/01/2027	167,488	164,719
5.45%, 08/15/2038	336,000	344,375
		4,914,261
Auto Manufacturers — 0.1%
General Motors Financial Co., Inc.
2.35%, 01/08/2031	172,000	144,355
2.70%, 06/10/2031	695,000	588,948
5.95%, 04/04/2034	290,000	295,569
Hyundai Capital America
1.50%, 06/15/2026*	380,000	356,318
1.80%, 01/10/2028*	415,000	374,120
2.38%, 10/15/2027*	260,000	240,564
3.00%, 02/10/2027*	200,000	190,931
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	398,000	333,452
		2,524,257
Auto Parts & Equipment — 0.0%
Lear Corp.
2.60%, 01/15/2032	220,000	184,636
Banks — 8.7%
ABN AMRO Bank NV
2.47%, 12/13/2029*	500,000	449,042
6.58%, 10/13/2026*	700,000	709,767
AIB Group PLC
6.61%, 09/13/2029*	495,000	521,019
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026*	200,000	197,622
Banco Nacional de Panama
2.50%, 08/11/2030*	600,000	473,980
Banco Santander SA
1.72%, 09/14/2027	200,000	185,805
2.75%, 05/28/2025	400,000	391,425
5.59%, 08/08/2028	1,000,000	1,024,746
6.61%, 11/07/2028	600,000	640,831
Bank of America Corp.
1.66%, 03/11/2027	145,000	137,374
1.90%, 07/23/2031	290,000	244,618
2.57%, 10/20/2032	3,990,000	3,389,940
3.71%, 04/24/2028	1,000,000	969,631
4.25%, 10/22/2026	270,000	266,161
4.38%, 04/27/2028	705,000	696,190
5.08%, 01/20/2027	544,000	544,331
5.20%, 04/25/2029	920,000	931,235
5.29%, 04/25/2034	1,000,000	1,009,344
5.47%, 01/23/2035	1,570,000	1,605,380
5.82%, 09/15/2029	980,000	1,014,740
5.88%, 03/15/2028(1)	2,572,000	2,536,195
6.10%, 03/17/2025(1)	3,305,000	3,294,983

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
6.50%, 10/23/2024(1)	$ 2,114,000	$ 2,108,362
Bank of Ireland Group PLC
2.03%, 09/30/2027*	430,000	401,036
5.60%, 03/20/2030*	275,000	278,291
6.25%, 09/16/2026*	748,000	754,478
Bank of New York Mellon Corp.
6.32%, 10/25/2029	470,000	498,559
6.47%, 10/25/2034	400,000	440,681
Bank of Nova Scotia
4.85%, 02/01/2030	653,000	656,241
Banque Federative du Credit Mutuel SA
5.79%, 07/13/2028*	820,000	848,579
Barclays PLC
2.89%, 11/24/2032	2,322,000	1,977,859
4.97%, 05/16/2029	1,576,000	1,570,913
BNP Paribas SA
3.13%, 01/20/2033*	315,000	273,138
5.18%, 01/09/2030*	910,000	919,729
5.50%, 05/20/2030*	605,000	613,502
5.74%, 02/20/2035*	1,095,000	1,119,276
BPCE SA
1.00%, 01/20/2026*	570,000	538,476
1.65%, 10/06/2026*	342,000	327,176
2.28%, 01/20/2032*	410,000	338,535
4.50%, 03/15/2025*	2,200,000	2,179,675
5.72%, 01/18/2030*	259,000	263,229
5.94%, 05/30/2035*	715,000	729,161
5.98%, 01/18/2027*	285,000	287,454
Citigroup, Inc.
2.56%, 05/01/2032	910,000	776,396
3.06%, 01/25/2033	342,000	297,066
3.52%, 10/27/2028	200,000	191,793
3.67%, 07/24/2028	1,380,000	1,333,186
3.89%, 01/10/2028	800,000	780,550
4.40%, 06/10/2025	190,000	188,653
4.45%, 09/29/2027	53,000	52,325
5.45%, 06/11/2035	700,000	711,540
Cooperatieve Rabobank UA
3.75%, 07/21/2026	485,000	472,374
Credit Agricole SA
1.25%, 01/26/2027*	769,000	724,866
4.38%, 03/17/2025*	200,000	198,346
5.34%, 01/10/2030*	1,410,000	1,421,205
Danske Bank A/S
5.71%, 03/01/2030*	580,000	593,143
Deutsche Bank AG
2.13%, 11/24/2026	240,000	229,892
2.31%, 11/16/2027	2,867,000	2,680,238
5.41%, 05/10/2029	440,000	448,820
6.72%, 01/18/2029	2,978,000	3,110,281
6.82%, 11/20/2029	390,000	412,555
7.15%, 07/13/2027	545,000	563,132
DNB Bank ASA
1.61%, 03/30/2028*	675,000	618,925
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028*	400,000	410,314
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	506,000	473,505
1.99%, 01/27/2032	1,250,000	1,036,366
2.38%, 07/21/2032	365,000	306,920
2.64%, 02/24/2028	599,000	565,502
3.69%, 06/05/2028	1,308,000	1,266,080
Security Description	Shares or Principal Amount	Value

Banks (continued)
4.41%, 04/23/2039	$ 530,000	$ 483,179
5.05%, 07/23/2030	260,000	261,277
5.33%, 07/23/2035	550,000	554,085
6.48%, 10/24/2029	530,000	560,841
HSBC Holdings PLC
2.01%, 09/22/2028	600,000	548,149
2.21%, 08/17/2029	415,000	372,602
2.36%, 08/18/2031	580,000	496,446
4.00%, 03/09/2026(1)	1,271,000	1,212,694
4.29%, 09/12/2026	200,000	197,740
4.70%, 03/09/2031(1)	3,212,000	2,773,939
6.10%, 01/14/2042	230,000	251,689
7.39%, 11/03/2028	565,000	604,622
8.11%, 11/03/2033	600,000	694,894
ING Groep NV
1.73%, 04/01/2027	225,000	212,861
JPMorgan Chase & Co.
2.55%, 11/08/2032	3,529,000	3,007,003
2.96%, 05/13/2031	1,708,000	1,528,919
3.51%, 01/23/2029	3,928,000	3,769,586
4.01%, 04/23/2029	5,046,000	4,907,320
KeyCorp
4.79%, 06/01/2033	110,000	103,079
Lloyds Banking Group PLC
1.63%, 05/11/2027	460,000	432,993
3.75%, 01/11/2027	1,106,000	1,077,350
4.50%, 11/04/2024	440,000	438,666
4.58%, 12/10/2025	200,000	197,940
5.46%, 01/05/2028	475,000	479,728
5.68%, 01/05/2035	515,000	527,486
Macquarie Bank, Ltd.
3.05%, 03/03/2036*	340,000	289,949
6.13%, 03/08/2027*(1)	4,363,000	4,303,337
Macquarie Group, Ltd.
1.34%, 01/12/2027*	380,000	359,358
4.44%, 06/21/2033*	7,177,000	6,766,728
5.03%, 01/15/2030*	300,000	300,199
6.21%, 11/22/2024*	568,000	569,238
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/2027	390,000	365,512
2.05%, 07/17/2030	4,800,000	4,114,006
3.75%, 07/18/2039	355,000	307,551
Mizuho Financial Group, Inc.
1.23%, 05/22/2027	481,000	449,766
2.23%, 05/25/2026	680,000	663,617
2.87%, 09/13/2030	337,000	304,725
5.78%, 07/06/2029	355,000	365,258
Morgan Stanley
2.51%, 10/20/2032	3,649,000	3,081,514
2.70%, 01/22/2031	272,000	243,181
3.13%, 07/27/2026	73,000	70,695
3.22%, 04/22/2042	705,000	542,495
3.77%, 01/24/2029	278,000	268,522
4.30%, 01/27/2045	275,000	242,025
4.35%, 09/08/2026	75,000	74,097
4.43%, 01/23/2030	457,000	449,166
4.46%, 04/22/2039	300,000	277,152
5.04%, 07/19/2030	210,000	211,462
5.16%, 04/20/2029	765,000	772,702
5.32%, 07/19/2035	285,000	287,349
5.42%, 07/21/2034	1,632,000	1,656,532
5.45%, 07/20/2029	688,000	702,493
5.47%, 01/18/2035	264,000	268,665

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Morgan Stanley VRS
3.59%, 07/22/2028(2)	$ 533,000	$ 512,675
NatWest Group PLC
4.45%, 05/08/2030	250,000	243,838
4.80%, 04/05/2026	200,000	199,248
4.89%, 05/18/2029	400,000	397,280
5.08%, 01/27/2030	355,000	355,430
5.78%, 03/01/2035	495,000	510,738
5.85%, 03/02/2027	200,000	202,014
6.02%, 03/02/2034	416,000	438,509
NatWest Markets PLC
5.41%, 05/17/2029*	815,000	830,253
Nordea Bank Abp
5.38%, 09/22/2027*	345,000	351,144
Northern Trust Corp.
3.38%, 05/08/2032	105,000	100,603
PNC Bank NA
2.50%, 08/27/2024	375,000	374,121
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	606,000	599,505
Santander Holdings USA, Inc.
6.17%, 01/09/2030	570,000	586,360
Santander UK Group Holdings PLC
1.67%, 06/14/2027	465,000	435,413
6.53%, 01/10/2029	800,000	832,042
6.83%, 11/21/2026	418,000	425,612
Skandinaviska Enskilda Banken AB
5.38%, 03/05/2029*	650,000	663,326
Societe Generale SA
1.49%, 12/14/2026*	997,000	943,879
1.79%, 06/09/2027*	420,000	392,429
2.89%, 06/09/2032*	980,000	822,628
3.00%, 01/22/2030*	352,000	313,612
4.25%, 04/14/2025*	676,000	667,117
5.63%, 01/19/2030*	700,000	704,252
Standard Chartered PLC
1.46%, 01/14/2027*	430,000	406,135
2.82%, 01/30/2026*	460,000	453,857
5.69%, 05/14/2028*	505,000	511,859
5.91%, 05/14/2035*	1,215,000	1,241,351
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	4,943,000	4,238,459
3.04%, 07/16/2029	1,142,000	1,052,634
5.52%, 01/13/2028	330,000	337,762
5.71%, 01/13/2030	330,000	343,210
Toronto-Dominion Bank
5.52%, 07/17/2028	335,000	344,856
Truist Financial Corp.
4.00%, 05/01/2025	53,000	52,415
5.71%, 01/24/2035	308,000	314,906
6.05%, 06/08/2027	550,000	559,117
7.16%, 10/30/2029	680,000	732,456
UBS AG
7.50%, 02/15/2028	250,000	270,804
UBS Group AG
1.31%, 02/02/2027*	780,000	734,113
2.19%, 06/05/2026*	250,000	243,368
3.87%, 01/12/2029*	250,000	240,427
4.13%, 09/24/2025*	1,627,000	1,605,802
4.38%, 02/10/2031*(1)	3,708,000	3,097,834
5.62%, 09/13/2030*	455,000	465,432
5.70%, 02/08/2035*	200,000	204,651
Security Description	Shares or Principal Amount	Value

Banks (continued)
6.54%, 08/12/2033*	$ 260,000	$ 279,312
UniCredit SpA
1.98%, 06/03/2027*	330,000	311,171
2.57%, 09/22/2026*	420,000	406,208
Wells Fargo & Co.
2.57%, 02/11/2031	6,334,000	5,611,635
5.20%, 01/23/2030	410,000	414,977
5.50%, 01/23/2035	580,000	591,230
5.56%, 07/25/2034	485,000	495,861
5.57%, 07/25/2029	1,435,000	1,469,448
6.30%, 10/23/2029	1,090,000	1,147,638
6.49%, 10/23/2034	745,000	811,745
Westpac Banking Corp.
2.89%, 02/04/2030	1,841,000	1,813,357
		154,931,122
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	943,000	921,405
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	65,000	59,592
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	540,000	504,899
Molson Coors Beverage Co.
4.20%, 07/15/2046	166,000	136,802
		1,622,698
Biotechnology — 0.1%
Baxalta, Inc.
5.25%, 06/23/2045	14,000	13,477
Gilead Sciences, Inc.
2.60%, 10/01/2040	605,000	429,103
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	900,000	760,723
Royalty Pharma PLC
1.20%, 09/02/2025	193,000	184,745
2.15%, 09/02/2031	287,000	237,369
		1,625,417
Building Materials — 0.3%
CRH America, Inc.
5.13%, 05/18/2045*	200,000	185,813
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	208,000	201,409
Masco Corp.
2.00%, 10/01/2030	170,000	143,739
6.50%, 08/15/2032	250,000	270,950
Standard Industries, Inc.
3.38%, 01/15/2031*	1,500,000	1,283,213
4.38%, 07/15/2030*	3,257,000	2,967,126
Vulcan Materials Co.
3.50%, 06/01/2030	1,177,000	1,100,581
		6,152,831
Chemicals — 0.2%
Albemarle Corp.
5.45%, 12/01/2044	150,000	137,888
Celanese US Holdings LLC
6.05%, 03/15/2025	97,000	97,062
DuPont de Nemours, Inc.
5.32%, 11/15/2038	100,000	105,923
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	2,553,000	2,179,948

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
LYB International Finance BV
4.88%, 03/15/2044	$ 300,000	$ 268,029
Nutrien, Ltd.
4.13%, 03/15/2035	300,000	272,324
4.20%, 04/01/2029	75,000	73,208
5.00%, 04/01/2049	110,000	99,443
		3,233,825
Commercial Services — 0.8%
Ashtead Capital, Inc.
5.55%, 05/30/2033*	1,989,000	1,990,399
5.80%, 04/15/2034*	512,000	520,997
Element Fleet Management Corp.
6.27%, 06/26/2026*	355,000	361,543
ERAC USA Finance LLC
4.50%, 02/15/2045*	200,000	178,172
7.00%, 10/15/2037*	719,000	837,365
Ford Foundation
2.82%, 06/01/2070	175,000	105,959
Global Payments, Inc.
2.90%, 05/15/2030	2,887,000	2,569,379
2.90%, 11/15/2031	1,048,000	899,301
3.20%, 08/15/2029	477,000	437,115
5.30%, 08/15/2029	169,000	170,769
Pepperdine University
3.30%, 12/01/2059	290,000	190,498
Quanta Services, Inc.
2.35%, 01/15/2032	560,000	467,353
2.90%, 10/01/2030	710,000	637,113
S&P Global, Inc.
2.90%, 03/01/2032	382,000	337,475
Toll Road Investors Partnership II LP
Zero Coupon, 02/15/2026*	939,000	849,282
Zero Coupon, 02/15/2029*	2,723,000	1,876,319
Zero Coupon, 02/15/2031*	939,000	576,816
Zero Coupon, 02/15/2043*	2,454,852	743,329
University of Southern California
3.23%, 10/01/2120	280,000	175,124
Verisk Analytics, Inc.
5.75%, 04/01/2033	395,000	415,203
		14,339,511
Computers — 0.3%
Apple, Inc.
2.70%, 08/05/2051	890,000	585,528
3.45%, 02/09/2045	519,000	416,266
3.85%, 08/04/2046	362,000	306,440
CGI, Inc.
2.30%, 09/14/2031	776,000	634,719
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	3,767,000	3,852,131
Leidos, Inc.
2.30%, 02/15/2031	235,000	198,979
		5,994,063
Cosmetics/Personal Care — 0.1%
Haleon US Capital LLC
3.63%, 03/24/2032	1,762,000	1,617,894
Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	835,000	788,815
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
6.10%, 01/15/2027	$ 610,000	$ 624,800
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	1,665,000	1,540,648
3.30%, 01/30/2032	1,879,000	1,654,088
6.50%, 07/15/2025	1,719,000	1,733,406
Aviation Capital Group LLC
5.50%, 12/15/2024*	524,000	523,287
Avolon Holdings Funding, Ltd.
2.13%, 02/21/2026*	1,762,000	1,674,872
2.53%, 11/18/2027*	3,265,000	2,994,959
2.75%, 02/21/2028*	1,350,000	1,239,048
4.25%, 04/15/2026*	1,194,000	1,171,437
4.38%, 05/01/2026*	614,000	603,372
5.50%, 01/15/2026*	1,270,000	1,269,609
5.75%, 03/01/2029*	414,000	421,426
5.75%, 11/15/2029*	235,000	239,303
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045*	110,000	94,066
BOC Aviation, Ltd.
3.50%, 10/10/2024*	200,000	199,235
Capital One Financial Corp.
2.62%, 11/02/2032	475,000	395,176
4.20%, 10/29/2025	100,000	98,565
5.82%, 02/01/2034	1,300,000	1,314,375
6.05%, 02/01/2035	1,689,000	1,735,914
6.38%, 06/08/2034	2,029,000	2,128,322
Charles Schwab Corp.
5.00%, 06/01/2027(1)	3,313,000	3,124,891
5.85%, 05/19/2034	2,505,000	2,598,341
6.14%, 08/24/2034	1,643,000	1,740,011
Discover Financial Services
6.70%, 11/29/2032	4,075,000	4,386,281
Global Aircraft Leasing Co., Ltd.
6.50%, 09/15/2024*(3)	2,104,363	2,067,908
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	1,023,000	1,050,816
LPL Holdings, Inc.
4.00%, 03/15/2029*	2,138,000	2,014,812
6.00%, 05/20/2034	1,976,000	1,991,743
6.75%, 11/17/2028	689,000	727,442
LSEGA Financing PLC
2.00%, 04/06/2028*	925,000	842,279
Nasdaq, Inc.
5.55%, 02/15/2034	185,000	189,987
Nomura Holdings, Inc.
2.65%, 01/16/2025	545,000	537,705
2.68%, 07/16/2030	350,000	304,845
		44,021,784
Electric — 2.5%
AEP Transmission Co. LLC
3.15%, 09/15/2049	95,000	64,785
Alabama Power Co.
3.75%, 03/01/2045	50,000	39,583
4.10%, 01/15/2042	63,000	52,371
5.70%, 02/15/2033	100,000	104,107
Ameren Illinois Co.
3.25%, 03/15/2050	400,000	280,136
American Electric Power Co., Inc.
5.95%, 11/01/2032	1,608,000	1,684,480
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	230,000	158,821

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
5.65%, 06/01/2054	$ 330,000	$ 337,850
Berkshire Hathaway Energy Co.
6.13%, 04/01/2036	176,000	189,807
Brazos Securitization LLC
5.41%, 09/01/2052*	1,837,000	1,873,627
Calpine Corp.
3.75%, 03/01/2031*	2,005,000	1,778,272
CenterPoint Energy, Inc.
1.45%, 06/01/2026	460,000	431,670
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	286,000	271,359
5.95%, 12/15/2036	100,000	104,167
CMS Energy Corp.
2.95%, 02/15/2027	116,000	110,232
Commonwealth Edison Co.
3.65%, 06/15/2046	121,000	93,112
Constellation Energy Generation LLC
5.75%, 10/01/2041	950,000	955,529
5.80%, 03/01/2033	492,000	511,749
Consumers 2023 Securitization Funding LLC
5.55%, 03/01/2028	1,395,000	1,401,369
Delmarva Power & Light Co.
4.15%, 05/15/2045	190,000	156,698
DTE Electric Co.
3.70%, 03/15/2045	111,000	88,366
DTE Electric Securitization Funding II LLC
6.09%, 09/01/2038	380,000	417,812
Duke Energy Carolinas LLC
6.00%, 12/01/2028	200,000	210,113
Duke Energy Corp.
3.75%, 09/01/2046	705,000	531,485
Duke Energy Indiana LLC
6.12%, 10/15/2035	100,000	107,917
Duke Energy Progress LLC
2.90%, 08/15/2051	320,000	205,971
4.15%, 12/01/2044	180,000	149,271
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030*	350,000	298,296
3.62%, 08/01/2027*	400,000	382,040
Electricite de France SA
5.95%, 04/22/2034*	375,000	390,056
6.90%, 05/23/2053*	983,000	1,095,333
Emera US Finance LP
4.75%, 06/15/2046	320,000	269,785
Empire District Bondco LLC
4.94%, 01/01/2035	931,000	930,859
Enel Finance International NV
3.50%, 04/06/2028*	3,200,000	3,049,996
Entergy Arkansas LLC
2.65%, 06/15/2051	590,000	355,271
Entergy Louisiana LLC
2.90%, 03/15/2051	240,000	151,202
3.05%, 06/01/2031	145,000	129,024
Entergy Mississippi LLC
5.85%, 06/01/2054	210,000	216,890
Evergy Metro, Inc.
4.20%, 03/15/2048	100,000	82,362
Evergy, Inc.
2.90%, 09/15/2029	450,000	410,462
Fells Point Funding Trust
3.05%, 01/31/2027*	1,215,000	1,157,854
Security Description	Shares or Principal Amount	Value

Electric (continued)
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/2028*	$ 75,000	$ 71,183
Fortis, Inc.
3.06%, 10/04/2026	186,000	178,509
ITC Holdings Corp.
2.95%, 05/14/2030*	210,000	189,629
4.95%, 09/22/2027*	585,000	587,321
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	2,876,000	2,444,225
4.30%, 01/15/2026*	245,000	242,228
6.15%, 06/01/2037	100,000	106,292
Massachusetts Electric Co.
4.00%, 08/15/2046*	241,000	190,410
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028*	140,000	137,092
Nevada Power Co.
5.38%, 09/15/2040	96,000	95,890
New England Power Co.
3.80%, 12/05/2047*	140,000	107,322
New York State Electric & Gas Corp.
3.25%, 12/01/2026*	113,000	107,859
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	910,000	916,298
Niagara Mohawk Power Corp.
1.96%, 06/27/2030*	450,000	384,695
NRG Energy, Inc.
2.00%, 12/02/2025*	355,000	339,235
2.45%, 12/02/2027*	395,000	362,460
4.45%, 06/15/2029*	300,000	287,906
OGE Energy Corp.
5.45%, 05/15/2029	140,000	143,395
Ohio Power Co.
2.90%, 10/01/2051	335,000	210,308
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	425,000	291,334
Pacific Gas & Electric Co.
2.95%, 03/01/2026	1,185,000	1,144,023
3.00%, 06/15/2028	1,428,000	1,331,701
3.30%, 08/01/2040	3,970,000	2,901,304
3.45%, 07/01/2025	290,000	284,686
3.75%, 08/15/2042	75,000	55,999
4.30%, 03/15/2045	130,000	102,279
4.45%, 04/15/2042	420,000	343,581
5.80%, 05/15/2034	683,000	696,390
6.40%, 06/15/2033	355,000	375,638
6.75%, 01/15/2053	25,000	26,814
Pepco Holdings LLC
7.45%, 08/15/2032	119,000	133,472
PG&E Recovery Funding LLC
5.23%, 06/01/2042	345,000	352,081
5.53%, 06/01/2051	410,000	421,039
5.54%, 07/15/2049	420,000	432,987
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	305,000	291,538
5.10%, 06/01/2054	385,000	381,967
5.21%, 12/01/2049	205,000	203,012
PPL Electric Utilities Corp.
4.13%, 06/15/2044	270,000	229,102
Progress Energy, Inc.
7.00%, 10/30/2031	150,000	167,211
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	37,794

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Public Service Co. of Oklahoma
6.63%, 11/15/2037	$ 450,000	$ 492,699
Public Service Electric & Gas Co.
3.00%, 03/01/2051	675,000	456,551
5.70%, 12/01/2036	100,000	104,309
San Diego Gas & Electric Co.
2.95%, 08/15/2051	445,000	299,210
SCE Recovery Funding LLC
4.70%, 06/15/2042	382,073	378,275
5.11%, 12/14/2049	165,000	160,694
Sigeco Securitization I LLC
5.03%, 11/15/2038	364,075	363,936
Southern California Edison Co.
3.65%, 03/01/2028	200,000	192,577
4.05%, 03/15/2042	350,000	288,651
5.55%, 01/15/2036	100,000	101,772
5.75%, 04/15/2054	660,000	670,874
5.88%, 12/01/2053	447,000	458,912
Southern Co.
5.70%, 03/15/2034	640,000	666,466
Southwestern Electric Power Co.
3.90%, 04/01/2045	110,000	84,026
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	86,578
Virginia Electric & Power Co.
4.45%, 02/15/2044	180,000	156,901
Vistra Operations Co. LLC
6.00%, 04/15/2034*	318,000	325,385
WEC Energy Group, Inc.
3.55%, 06/15/2025	55,000	54,112
Xcel Energy, Inc.
3.35%, 12/01/2026	220,000	212,428
		44,090,654
Electronics — 0.2%
Arrow Electronics, Inc.
2.95%, 02/15/2032	2,600,000	2,219,072
5.88%, 04/10/2034	1,627,000	1,644,322
Honeywell International, Inc.
5.25%, 03/01/2054	440,000	436,313
		4,299,707
Engineering & Construction — 0.0%
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	171,000	168,325
Entertainment — 0.2%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	2,129,000	1,679,533
5.14%, 03/15/2052	2,618,000	1,947,637
WMG Acquisition Corp.
3.00%, 02/15/2031*	820,000	707,001
		4,334,171
Food — 0.4%
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051*	445,000	346,241
5.38%, 01/09/2036*	200,000	199,646
Campbell Soup Co.
3.13%, 04/24/2050	145,000	97,131
Conagra Brands, Inc.
5.30%, 11/01/2038	105,000	102,267
Security Description	Shares or Principal Amount	Value

Food (continued)
J.M. Smucker Co.
6.20%, 11/15/2033	$ 220,000	$ 237,362
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.75%, 12/01/2031	490,000	435,267
5.50%, 01/15/2030	2,525,000	2,516,063
6.75%, 03/15/2034*	520,000	556,476
Kellanova
5.25%, 03/01/2033	465,000	472,502
Kraft Heinz Foods Co.
4.38%, 06/01/2046	304,000	255,363
4.63%, 10/01/2039	400,000	365,320
Kroger Co.
5.00%, 04/15/2042	400,000	371,517
Post Holdings, Inc.
4.50%, 09/15/2031*	270,000	245,543
4.63%, 04/15/2030*	681,000	634,431
5.50%, 12/15/2029*	801,000	777,124
Tyson Foods, Inc.
5.70%, 03/15/2034	340,000	348,081
		7,960,334
Forest Products & Paper — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT
2.00%, 04/30/2029(4)(5)	396,846	99,211
Pindo Deli Pulp & Paper Mills PT FRS
8.51%, (3 ML+3.00%), 04/28/2027*†(4)(6)	1,133,107	0
		99,211
Gas — 0.4%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	285,000	281,440
Atmos Energy Corp.
4.13%, 10/15/2044	270,000	228,544
Boston Gas Co.
3.15%, 08/01/2027*	3,510,000	3,322,571
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	250,000	193,968
NiSource, Inc.
1.70%, 02/15/2031	360,000	294,218
2.95%, 09/01/2029	245,000	224,817
3.60%, 05/01/2030	1,413,000	1,327,449
Southern California Gas Co.
2.55%, 02/01/2030	666,000	597,150
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	295,000	190,144
3.25%, 06/15/2026	85,000	82,481
3.95%, 10/01/2046	71,000	55,291
		6,798,073
Hand/Machine Tools — 0.3%
Regal Rexnord Corp.
6.05%, 04/15/2028	829,000	849,521
6.30%, 02/15/2030	2,533,000	2,641,866
6.40%, 04/15/2033	1,964,000	2,051,496
		5,542,883
Healthcare-Products — 0.3%
Alcon Finance Corp.
2.60%, 05/27/2030*	989,000	878,783
2.75%, 09/23/2026*	716,000	684,474
3.00%, 09/23/2029*	1,307,000	1,201,981
5.38%, 12/06/2032*	707,000	724,543

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Products (continued)
Boston Scientific Corp.
4.55%, 03/01/2039	$ 98,000	$ 93,967
DH Europe Finance II SARL
3.25%, 11/15/2039	202,000	164,788
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	1,534,000	1,565,202
		5,313,738
Healthcare-Services — 1.2%
Adventist Health System
5.43%, 03/01/2032	2,427,000	2,454,838
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	400,000	281,124
Children's Hospital
2.93%, 07/15/2050	340,000	227,471
Children's Hospital Corp.
2.59%, 02/01/2050	270,000	174,349
CommonSpirit Health
1.55%, 10/01/2025	275,000	262,869
2.78%, 10/01/2030	275,000	244,313
3.91%, 10/01/2050	275,000	215,341
Cottage Health Obligated Group
3.30%, 11/01/2049	320,000	237,410
Elevance Health, Inc.
4.10%, 03/01/2028	105,000	102,984
4.65%, 08/15/2044	180,000	161,381
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	760,000	538,821
2.88%, 09/01/2050	400,000	270,741
Hartford HealthCare Corp.
3.45%, 07/01/2054	700,000	509,370
HCA, Inc.
3.50%, 07/15/2051	137,000	94,057
5.13%, 06/15/2039	335,000	319,405
5.50%, 06/15/2047	390,000	372,293
Humana, Inc.
5.88%, 03/01/2033	2,100,000	2,181,443
Icon Investments Six DAC
6.00%, 05/08/2034	1,524,000	1,590,109
Marin General Hospital
7.24%, 08/01/2045	1,226,000	1,472,947
Memorial Health Services
3.45%, 11/01/2049	620,000	473,286
MultiCare Health System
2.80%, 08/15/2050	235,000	144,988
MyMichigan Health
3.41%, 06/01/2050	155,000	112,740
Northwell Healthcare, Inc.
3.98%, 11/01/2046	594,000	475,941
NYU Langone Hospitals
3.38%, 07/01/2055	270,000	194,382
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	460,000	304,495
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	79,884
Texas Health Resources
2.33%, 11/15/2050	220,000	132,890
4.33%, 11/15/2055	400,000	352,568
Toledo Hospital
5.33%, 11/15/2028	3,425,000	3,307,899
5.75%, 11/15/2038	1,296,000	1,298,717
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Tower Health
4.45%, 02/01/2050	$ 3,152,000	$ 1,875,440
UnitedHealth Group, Inc.
3.25%, 05/15/2051	345,000	243,169
3.50%, 08/15/2039	420,000	347,325
5.88%, 02/15/2053	250,000	264,554
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	390,000	239,548
		21,559,092
Insurance — 0.8%
AIA Group, Ltd.
3.20%, 09/16/2040*	250,000	188,134
Aon North America, Inc.
5.45%, 03/01/2034	650,000	663,388
5.75%, 03/01/2054	500,000	504,356
Athene Global Funding
1.45%, 01/08/2026*	470,000	445,684
2.50%, 01/14/2025*	129,000	127,130
2.95%, 11/12/2026*	1,125,000	1,072,054
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	410,000	327,889
Brown & Brown, Inc.
2.38%, 03/15/2031	910,000	765,432
4.95%, 03/17/2052	628,000	549,231
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	210,000	213,302
F&G Global Funding
1.75%, 06/30/2026*	380,000	354,596
5.88%, 06/10/2027*	400,000	404,100
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031	551,000	489,265
4.85%, 04/17/2028	2,552,000	2,544,820
5.63%, 08/16/2032	1,822,000	1,849,707
Guardian Life Insurance Co. of America
4.85%, 01/24/2077*	63,000	54,646
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	250,000	214,407
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	260,000	225,901
High Street Funding Trust I
4.11%, 02/15/2028*	321,000	308,116
HUB International, Ltd.
7.25%, 06/15/2030*	2,009,000	2,072,040
Liberty Mutual Group, Inc.
4.57%, 02/01/2029*	350,000	347,116
New York Life Global Funding
3.00%, 01/10/2028*	162,000	153,349
New York Life Insurance Co.
4.45%, 05/15/2069*	305,000	248,137
Northwestern Mutual Global Funding
1.70%, 06/01/2028*	405,000	363,390
Pacific Life Insurance Co.
4.30%, 10/24/2067*	249,000	196,157
Prudential Insurance Co. of America
8.30%, 07/01/2025*	200,000	204,411
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	200,000	164,503
		15,051,261
Internet — 0.2%
Amazon.com, Inc.
3.95%, 04/13/2052	655,000	542,375

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
Match Group Holdings II LLC
3.63%, 10/01/2031*	$ 2,747,000	$ 2,369,083
Meta Platforms, Inc.
5.60%, 05/15/2053	525,000	547,344
		3,458,802
Iron/Steel — 0.0%
Steel Dynamics, Inc.
1.65%, 10/15/2027	169,000	153,123
Lodging — 0.1%
Marriott International, Inc.
3.50%, 10/15/2032	1,699,000	1,514,310
Machinery-Diversified — 0.3%
CNH Industrial NV
3.85%, 11/15/2027	713,000	691,646
nVent Finance SARL
4.55%, 04/15/2028	225,000	221,902
Otis Worldwide Corp.
2.57%, 02/15/2030	710,000	633,868
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/2028	3,564,000	3,544,309
		5,091,725
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	3,485,000	3,051,263
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	260,000	180,245
3.50%, 03/01/2042	275,000	188,485
3.70%, 04/01/2051	525,000	331,297
4.80%, 03/01/2050	510,000	385,200
5.25%, 04/01/2053	4,380,000	3,543,112
6.38%, 10/23/2035	471,000	472,205
6.83%, 10/23/2055	175,000	168,987
Comcast Corp.
3.20%, 07/15/2036	300,000	249,391
3.25%, 11/01/2039	1,090,000	864,047
3.90%, 03/01/2038	273,000	238,071
4.20%, 08/15/2034	630,000	591,454
5.35%, 05/15/2053	360,000	352,390
Cox Communications, Inc.
2.95%, 10/01/2050*	255,000	157,289
Sirius XM Radio, Inc.
5.50%, 07/01/2029*	352,000	336,472
Time Warner Cable LLC
4.50%, 09/15/2042	2,789,000	2,106,481
5.50%, 09/01/2041	700,000	600,559
		13,816,948
Metal Fabricate/Hardware — 0.0%
Precision Castparts Corp.
4.20%, 06/15/2035	150,000	143,623
4.38%, 06/15/2045	100,000	90,301
		233,924
Mining — 0.8%
Anglo American Capital PLC
2.25%, 03/17/2028*	1,326,000	1,207,569
2.88%, 03/17/2031*	1,551,000	1,346,364
3.63%, 09/11/2024*	200,000	199,446
3.88%, 03/16/2029*	1,901,000	1,816,275
Security Description	Shares or Principal Amount	Value

Mining (continued)
4.75%, 03/16/2052*	$ 2,499,000	$ 2,120,647
Corp. Nacional del Cobre de Chile
6.44%, 01/26/2036*	339,000	354,398
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	2,313,000	2,090,623
Glencore Funding LLC
2.50%, 09/01/2030*	1,260,000	1,094,108
2.85%, 04/27/2031*	2,121,000	1,825,607
5.63%, 04/04/2034*	390,000	392,890
Novelis Corp.
3.88%, 08/15/2031*	1,439,000	1,264,139
		13,712,066
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
5.80%, 03/15/2037	300,000	315,796
Oil & Gas — 1.0%
BP Capital Markets America, Inc.
2.77%, 11/10/2050	450,000	287,812
2.94%, 06/04/2051	500,000	328,903
Ecopetrol SA
5.38%, 06/26/2026	193,000	190,659
Eni SpA
4.25%, 05/09/2029*	1,407,000	1,380,143
5.50%, 05/15/2034*	3,097,000	3,158,956
5.95%, 05/15/2054*	290,000	293,832
Eni USA, Inc.
7.30%, 11/15/2027	200,000	214,755
EQT Corp.
3.63%, 05/15/2031*	807,000	725,111
3.90%, 10/01/2027	1,442,000	1,395,671
5.00%, 01/15/2029	697,000	692,028
Exxon Mobil Corp.
3.00%, 08/16/2039	410,000	323,719
3.10%, 08/16/2049	510,000	357,290
HF Sinclair Corp.
5.88%, 04/01/2026	265,000	266,965
Marathon Petroleum Corp.
4.75%, 09/15/2044	2,160,000	1,889,640
5.85%, 12/15/2045	974,000	971,604
Occidental Petroleum Corp.
5.20%, 08/01/2029	180,000	181,094
5.38%, 01/01/2032	175,000	176,702
Phillips 66 Co.
3.15%, 12/15/2029	250,000	230,699
3.55%, 10/01/2026	49,000	47,695
4.90%, 10/01/2046	256,000	230,180
Pioneer Natural Resources Co.
1.90%, 08/15/2030	520,000	446,858
Santos Finance, Ltd.
6.88%, 09/19/2033*	1,618,000	1,758,738
Suncor Energy, Inc.
7.88%, 06/15/2026	144,000	150,950
Tengizchevroil Finance Co. International, Ltd.
3.25%, 08/15/2030	1,714,000	1,426,343
TotalEnergies Capital International SA
2.99%, 06/29/2041	760,000	567,399
3.46%, 07/12/2049	385,000	284,962
Valero Energy Corp.
2.15%, 09/15/2027	251,000	232,372
		18,211,080

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas Services — 0.0%
Halliburton Co.
4.85%, 11/15/2035	$ 85,000	$ 83,485
Schlumberger Holdings Corp.
3.90%, 05/17/2028*	227,000	220,729
		304,214
Packaging & Containers — 0.0%
Graphic Packaging International LLC
1.51%, 04/15/2026*	545,000	510,900
Packaging Corp. of America
4.05%, 12/15/2049	385,000	308,752
WRKCo., Inc.
3.90%, 06/01/2028	45,000	43,478
		863,130
Pharmaceuticals — 0.5%
AbbVie, Inc.
4.05%, 11/21/2039	1,184,000	1,057,643
4.40%, 11/06/2042	275,000	248,100
4.50%, 05/14/2035	420,000	406,677
5.05%, 03/15/2034	115,000	117,118
AstraZeneca PLC
4.00%, 09/18/2042	110,000	94,557
6.45%, 09/15/2037	140,000	159,758
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	241,000	215,199
4.55%, 02/20/2048	121,000	106,631
CVS Health Corp.
4.30%, 03/25/2028	75,000	73,529
5.05%, 03/25/2048	1,244,000	1,097,105
CVS Pass-Through Trust
4.70%, 01/10/2036*	194,342	179,430
7.51%, 01/10/2032*	154,480	162,674
8.35%, 07/10/2031*	206,729	225,896
Eli Lilly & Co.
5.00%, 02/09/2054	330,000	321,678
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/2028*	1,939,000	1,821,728
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	795,000	785,093
Takeda Pharmaceutical Co., Ltd.
3.03%, 07/09/2040	820,000	609,636
3.18%, 07/09/2050	693,000	470,899
5.65%, 07/05/2044	292,000	292,908
Zoetis, Inc.
2.00%, 05/15/2030	370,000	319,538
		8,765,797
Pipelines — 1.7%
Cameron LNG LLC
3.70%, 01/15/2039*	479,000	403,348
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	1,036,000	845,884
Cheniere Energy Partners LP
4.50%, 10/01/2029	1,195,000	1,156,480
Cheniere Energy, Inc.
5.65%, 04/15/2034*	260,000	264,204
Eastern Gas Transmission & Storage, Inc.
3.90%, 11/15/2049	423,000	310,231
Enbridge, Inc.
4.25%, 12/01/2026	1,450,000	1,430,790
5.63%, 04/05/2034	800,000	818,999
5.70%, 03/08/2033	972,000	1,003,618
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Energy Transfer LP
4.15%, 09/15/2029	$ 272,000	$ 263,258
4.95%, 01/15/2043	567,000	497,918
5.55%, 02/15/2028	676,000	688,544
6.05%, 06/01/2041	677,000	684,074
Flex Intermediate Holdco LLC
3.36%, 06/30/2031*	715,000	610,394
4.32%, 12/30/2039*	280,000	214,400
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/2040*	457,890	372,060
Gray Oak Pipeline LLC
2.60%, 10/15/2025*	1,345,000	1,301,877
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	1,611,000	1,513,576
Kinder Morgan, Inc.
5.00%, 02/01/2029	459,000	462,468
MPLX LP
4.95%, 03/14/2052	3,197,000	2,786,054
5.50%, 06/01/2034	620,000	624,529
NGPL PipeCo LLC
3.25%, 07/15/2031*	410,000	358,197
ONEOK Partners LP
6.65%, 10/01/2036	240,000	262,588
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	4,937,000	4,607,710
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,021,000	999,010
4.50%, 05/15/2030	657,000	644,350
Targa Resources Corp.
4.20%, 02/01/2033	507,000	466,359
4.95%, 04/15/2052	836,000	732,226
6.13%, 03/15/2033	2,375,000	2,498,340
TransCanada PipeLines, Ltd.
4.75%, 05/15/2038	300,000	281,314
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030*	2,624,000	2,694,853
		29,797,653
Private Equity — 0.0%
Brookfield Finance, Inc.
3.90%, 01/25/2028	148,000	143,420
4.70%, 09/20/2047	35,000	30,846
4.85%, 03/29/2029	197,000	197,640
		371,906
Real Estate — 0.0%
GAIF Bond Issuer Pty., Ltd.
3.40%, 09/30/2026*	263,000	254,050
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/2027*	243,000	237,703
		491,753
REITS — 1.6%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	260,000	201,378
3.80%, 04/15/2026	70,000	68,675
4.00%, 02/01/2050	334,000	253,106
American Tower Corp.
1.50%, 01/31/2028	610,000	545,994
1.88%, 10/15/2030	545,000	456,000
2.10%, 06/15/2030	300,000	258,094
3.38%, 10/15/2026	175,000	169,172
3.70%, 10/15/2049	615,000	458,446

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Boston Properties LP
2.55%, 04/01/2032	$ 3,765,000	$ 3,024,751
6.50%, 01/15/2034	1,676,000	1,757,758
Brixmor Operating Partnership LP
2.25%, 04/01/2028	380,000	345,128
2.50%, 08/16/2031	215,000	181,012
3.85%, 02/01/2025	200,000	198,039
5.75%, 02/15/2035	2,909,000	2,975,388
COPT Defense Properties LP
2.00%, 01/15/2029	175,000	152,143
2.75%, 04/15/2031	624,000	528,280
Crown Castle, Inc.
4.00%, 03/01/2027	71,000	69,504
DOC DR LLC
2.63%, 11/01/2031	265,000	224,536
Equinix, Inc.
2.00%, 05/15/2028	500,000	451,953
2.15%, 07/15/2030	2,406,000	2,071,250
Essex Portfolio LP
2.65%, 03/15/2032	365,000	309,506
Extra Space Storage LP
2.40%, 10/15/2031	255,000	214,330
4.00%, 06/15/2029	415,000	400,140
5.90%, 01/15/2031	410,000	426,964
Goodman US Finance Three LLC
3.70%, 03/15/2028*	215,000	204,429
Healthcare Realty Holdings LP
2.00%, 03/15/2031	300,000	242,606
3.10%, 02/15/2030	795,000	711,408
Healthpeak OP LLC
2.13%, 12/01/2028	679,000	608,077
3.50%, 07/15/2029	356,000	335,107
Iron Mountain, Inc.
4.50%, 02/15/2031*	3,295,000	3,028,525
Mid-America Apartments LP
1.70%, 02/15/2031	300,000	246,835
NNN REIT, Inc.
4.00%, 11/15/2025	291,000	286,913
5.50%, 06/15/2034	240,000	243,568
Public Storage Operating Co.
1.95%, 11/09/2028	315,000	282,334
2.25%, 11/09/2031	265,000	223,592
Regency Centers LP
2.95%, 09/15/2029	335,000	307,107
4.13%, 03/15/2028	400,000	390,768
Sabra Health Care LP
3.20%, 12/01/2031	430,000	367,059
Safehold GL Holdings LLC
2.80%, 06/15/2031	1,200,000	1,026,567
SBA Communications Corp.
3.13%, 02/01/2029	2,080,000	1,883,144
Scentre Group Trust 1/Scentre Group Trust 2
3.50%, 02/12/2025*	400,000	395,883
Scentre Group Trust 2
4.75%, 09/24/2080*	195,000	189,597
SITE Centers Corp.
4.70%, 06/01/2027	94,000	94,063
UDR, Inc.
2.10%, 08/01/2032	310,000	248,253
3.00%, 08/15/2031	55,000	48,753
3.20%, 01/15/2030	370,000	340,981
Security Description	Shares or Principal Amount	Value

REITS (continued)
Welltower OP LLC
3.10%, 01/15/2030	$ 260,000	$ 238,268
6.50%, 03/15/2041	250,000	276,229
WP Carey, Inc.
2.40%, 02/01/2031	395,000	334,442
4.25%, 10/01/2026	790,000	776,580
		29,072,635
Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc.
6.13%, 06/15/2029*	1,534,000	1,549,665
7-Eleven, Inc.
1.80%, 02/10/2031*	260,000	213,488
2.50%, 02/10/2041*	266,000	178,490
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	545,000	422,055
3.63%, 05/13/2051*	610,000	450,072
AutoZone, Inc.
1.65%, 01/15/2031	340,000	279,619
Dick's Sporting Goods, Inc.
3.15%, 01/15/2032	2,038,000	1,768,098
McDonald's Corp.
4.70%, 12/09/2035	155,000	151,779
6.30%, 10/15/2037	102,000	113,248
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	185,000	178,919
Penske Automotive Group, Inc.
3.75%, 06/15/2029	3,167,000	2,893,107
		8,198,540
Semiconductors — 0.5%
Analog Devices, Inc.
2.80%, 10/01/2041	473,000	345,369
Broadcom, Inc.
1.95%, 02/15/2028*	600,000	546,346
3.14%, 11/15/2035*	2,538,000	2,094,417
3.19%, 11/15/2036*	710,000	579,093
4.93%, 05/15/2037*	1,552,000	1,497,683
5.05%, 07/12/2029	930,000	941,455
Intel Corp.
5.70%, 02/10/2053	450,000	453,792
KLA Corp.
3.30%, 03/01/2050	350,000	253,528
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	725,000	620,700
3.25%, 05/11/2041	745,000	556,672
QUALCOMM, Inc.
4.50%, 05/20/2052	290,000	256,467
Texas Instruments, Inc.
5.05%, 05/18/2063	427,000	409,184
		8,554,706
Software — 0.4%
Fiserv, Inc.
3.50%, 07/01/2029	1,675,000	1,584,237
4.40%, 07/01/2049	175,000	146,641
5.60%, 03/02/2033	1,191,000	1,232,563
Microsoft Corp.
3.04%, 03/17/2062	91,000	62,245
Oracle Corp.
3.80%, 11/15/2037	200,000	169,561
3.85%, 07/15/2036	54,000	46,749
3.90%, 05/15/2035	46,000	40,930
4.30%, 07/08/2034	81,000	75,806

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
4.38%, 05/15/2055	$ 200,000	$ 161,066
4.90%, 02/06/2033	510,000	506,274
5.55%, 02/06/2053	360,000	350,125
SS&C Technologies, Inc.
5.50%, 09/30/2027*	2,616,000	2,591,383
VMware LLC
1.40%, 08/15/2026	859,000	801,194
		7,768,774
Telecommunications — 1.0%
AT&T, Inc.
1.65%, 02/01/2028	110,000	99,321
2.25%, 02/01/2032	765,000	637,199
2.75%, 06/01/2031	400,000	350,038
3.50%, 06/01/2041	304,000	239,197
3.55%, 09/15/2055	1,393,000	965,585
Corning, Inc.
3.90%, 11/15/2049	580,000	451,658
Deutsche Telekom International Finance BV
4.88%, 03/06/2042*	400,000	372,751
NBN Co., Ltd.
2.63%, 05/05/2031*	1,050,000	918,867
Rogers Communications, Inc.
4.50%, 03/15/2042	3,354,000	2,920,252
4.55%, 03/15/2052	3,714,000	3,108,405
Sprint Capital Corp.
6.88%, 11/15/2028	228,000	244,450
T-Mobile USA, Inc.
2.55%, 02/15/2031	4,081,000	3,545,875
4.38%, 04/15/2040	317,000	281,081
5.05%, 07/15/2033	570,000	570,857
5.15%, 04/15/2034	318,000	320,331
Verizon Communications, Inc.
2.10%, 03/22/2028	54,000	49,496
2.65%, 11/20/2040	495,000	349,840
Vodafone Group PLC
4.88%, 06/19/2049	450,000	401,385
5.63%, 02/10/2053	847,000	832,094
6.25%, 11/30/2032	300,000	326,071
		16,984,753
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.90%, 11/19/2029	623,000	587,864
Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	193,000	146,546
5.50%, 03/15/2055	320,000	328,522
Canadian Pacific Railway Co.
4.70%, 05/01/2048	382,000	338,033
CSX Corp.
3.35%, 09/15/2049	85,000	61,481
4.75%, 11/15/2048	345,000	316,110
Union Pacific Corp.
4.10%, 09/15/2067	100,000	78,505
		1,269,197
Security Description	Shares or Principal Amount	Value

Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/2030	$ 500,000	$ 450,432
3.45%, 06/01/2029	450,000	426,608
		877,040
Total Corporate Bonds & Notes (cost $596,901,254)		555,486,621
ASSET BACKED SECURITIES — 9.2%
Auto Loan Receivables — 2.4%
American Credit Acceptance Receivables Trust
Series 2024-2, Class B 6.10%, 12/13/2027*	1,432,000	1,439,208
AmeriCredit Automobile Receivables Trust
Series 2024-1, Class A2A 5.75%, 02/18/2028	1,689,000	1,691,188
ARI Fleet Lease Trust
Series 2023-B, Class A2 6.05%, 07/15/2032*	491,171	494,086
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A 5.36%, 06/20/2030*	1,034,000	1,049,634
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class C 5.65%, 04/16/2029	901,000	907,297
Carvana Auto Receivables Trust
Series 2023-N1, Class C 5.92%, 07/10/2029*	1,130,000	1,133,871
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	523,683	526,058
Citizens Auto Receivables Trust
Series 2024-1, Class A3 5.11%, 04/17/2028*	787,000	788,811
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class C 1.63%, 09/16/2030*	282,000	278,472
Series 2023-3A, Class A 6.39%, 08/15/2033*	1,000,000	1,016,557
Series 2024-1A, Class C 6.71%, 07/17/2034*	1,490,000	1,525,388
Series 2022-3A, Class C 8.45%, 02/15/2033*	1,600,000	1,663,059
DT Auto Owner Trust
Series 2021-2A, Class C 1.10%, 02/16/2027*	38,938	38,867
Series 2022-2A, Class B 4.22%, 01/15/2027*	723,549	722,592
Series 2023-1A, Class A 5.48%, 04/15/2027*	395,580	395,373
Series 2023-2A, Class C 5.79%, 02/15/2029*	1,494,000	1,496,838
Enterprise Fleet Financing LLC
Series 2023-3, Class A2 6.40%, 03/20/2030*	1,225,375	1,243,553
Exeter Automobile Receivables Trust
Series 2022-2A, Class D 4.56%, 07/17/2028	2,100,000	2,063,102
Series 2022-4A, Class D 5.98%, 12/15/2028	1,700,000	1,700,479
Series 2023-3A, Class C 6.21%, 06/15/2028	1,000,000	1,008,057

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
FHF Issuer Trust
Series 2024-1A, Class A2 5.69%, 02/15/2030*	$ 1,962,000	$ 1,970,469
Flagship Credit Auto Trust
Series 2019-4, Class D 3.12%, 01/15/2026*	784,007	777,931
Series 2022-4, Class C 7.71%, 10/16/2028*	1,700,000	1,756,611
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D 1.48%, 07/15/2027*	2,900,000	2,769,154
Series 2023-3A, Class C 6.01%, 05/15/2029*	758,000	764,582
Series 2024-2A, Class C 6.03%, 02/15/2030*	1,955,000	1,986,754
GLS Auto Select Receivables Trust
Series 2023-2A, Class A2 6.37%, 06/15/2028*	732,858	740,486
Santander Drive Auto Receivables Trust
Series 2022-4, Class A3 4.14%, 02/16/2027	554,575	552,907
Series 2022-6, Class D 5.69%, 02/18/2031	2,200,000	2,212,390
Series 2024-3, Class D 5.97%, 10/15/2031	1,955,000	1,988,410
Series 2024-2, Class D 6.28%, 08/15/2031	1,456,000	1,496,793
Sonoran Auto Receivables Trust
Series 2018-1 4.75%, 06/15/2025	19,532	19,513
US Auto Funding Trust
Series 2022-1A, Class B 5.13%, 12/15/2025*	2,200,000	733,452
Westlake Automobile Receivables Trust
Series 2023-1A, Class C 5.74%, 08/15/2028*	1,315,000	1,317,992
Series 2023-4A, Class C 6.64%, 11/15/2028*	1,013,000	1,035,406
Series 2022-3A, Class D 6.68%, 04/17/2028*	1,750,000	1,769,499
		43,074,839
Credit Card Receivables — 0.3%
Continental Finance Credit Card ABS Master Trust
Series 2020-1A, Class A 2.24%, 12/15/2028*	47,610	47,544
Series 2022-A, Class A 6.19%, 10/15/2030*	1,700,000	1,704,953
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A 6.56%, 07/20/2029*	1,580,000	1,597,861
Series 2023-1A, Class A 8.04%, 09/20/2027*	1,850,000	1,862,005
		5,212,363
Other Asset Backed Securities — 6.5%
Academic Loan Funding Trust FRS
Series 2013-1A, Class A 6.26%, (SOFR30A+0.91%), 12/26/2044*	97,660	95,013
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	533,753	494,841
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
American Homes 4 Rent Trust
Series 2015-SFR1, Class A 3.47%, 04/17/2052*	$ 822,614	$ 809,980
Series 2014-SFR3, Class A 3.68%, 12/17/2036*	1,222,852	1,212,776
Series 2014-SFR3, Class C 4.60%, 12/17/2036*	150,000	148,973
Series 2015-SFR1, Class E 5.64%, 04/17/2052*	370,000	368,010
Series 2015-SFR2, Class E 6.07%, 10/17/2052*	500,000	499,628
Series 2014-SFR3, Class E 6.42%, 12/17/2036*	275,000	274,549
AMSR Trust
Series 2020-SFR4, Class C 1.86%, 11/17/2037*	2,000,000	1,901,143
Series 2020-SFR3, Class E1 2.56%, 09/17/2037*	1,535,000	1,473,458
Series 2022-SFR3, Class E2 4.00%, 10/17/2039*	1,750,000	1,612,477
Bastion Funding I LLC
Series 2023-1A, Class A2 7.12%, 04/25/2038*	839,479	835,148
BG Beta I, Ltd.
6.28%, 07/16/2054(4)	1,000,000	1,000,000
Black Diamond CLO, Ltd. FRS
Series 2019-2A, Class A2R 7.48%, (TSFR3M+2.20%), 07/23/2032*	2,724,119	2,726,437
Business Jet Securities LLC
Series 2021-1A, Class A 2.16%, 04/15/2036*	386,654	368,116
Series 2021-1A, Class B 2.92%, 04/15/2036*	940,144	894,756
Series 2024-1A, Class A 6.20%, 05/15/2039*	579,283	588,905
Series 2024-1A, Class B 6.92%, 05/15/2039*	96,547	98,278
BXG Receivables Note Trust
Series 2022-A, Class C 5.35%, 09/28/2037*	1,317,974	1,272,142
Cars Net Lease Mtg. Notes
Series 2020-1A, Class A3 3.10%, 12/15/2050*	368,281	337,438
CARS-DB4 LP
Series 2020-1A, Class A4 3.19%, 02/15/2050*	1,168,663	1,146,698
CFIN Issuer LLC
Series 2022-RTL1, Class AA 3.25%, 02/16/2026*	721,879	705,058
Columbia Cent CLO, Ltd. FRS
Series 2018-28A, Class A2R 7.09%, (TSFR3M+1.96%), 11/07/2030*	3,656,527	3,661,240
Series 2018-28A, Class BR 7.54%, (TSFR3M+2.41%), 11/07/2030*	2,328,072	2,331,923
Corevest American Finance Trust
Series 2019-3, Class A 2.71%, 10/15/2052*	349,899	344,290
Series 2019-3, Class B 3.16%, 10/15/2052*	1,900,000	1,734,975
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	1,250,000	1,167,685

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Diversified ABS Phase VI LLC
Series VI, Class A 7.50%, 11/28/2039	$ 807,146	$ 798,267
Diversified ABS Phase VIII LLC
Series 2024-1A, Class A1 7.08%, 05/30/2044*	1,773,215	1,763,367
DLLST LLC
Series 2024-1A, Class A2 5.33%, 01/20/2026*	476,980	476,415
DP Lion Holdco LLC
Series 2023-1A, Class A 8.24%, 11/30/2043	702,822	715,265
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class B 7.11%, (TSFR3M+1.81%), 04/15/2031*	5,500,000	5,510,087
FirstKey Homes Trust
Series 2020-SFR1, Class D 2.24%, 08/17/2037*	1,500,000	1,438,835
Series 2020-SFR2, Class E 2.67%, 10/19/2037*	1,500,000	1,435,121
Series 2022-SFR1, Class D 5.20%, 05/19/2039*	880,000	862,320
FMC GMSR Issuer Trust VRS
Series 2021-GT1, Class A 3.62%, 07/25/2026*(2)	2,200,000	1,995,881
Series 2021-GT2, Class A 3.85%, 10/25/2026*(2)	1,750,000	1,597,105
Series 2020-GT1, Class A 4.45%, 01/25/2026*(2)	2,000,000	1,888,487
Series 2024-SAT1, Class A 6.50%, 03/26/2027*(2)	2,160,000	2,139,884
Foundation Finance Trust
Series 2023-2A, Class D 9.10%, 06/15/2049*	1,200,000	1,251,250
FW Energy Asset Issuer LLC
7.15%, 08/25/2044(4)	1,300,000	1,300,000
8.11%, 08/25/2044(4)	500,000	500,000
GoodGreen Trust
Series 2019-2A, Class A 2.76%, 04/15/2055*	520,149	448,310
Series 2017-2A, Class A 3.26%, 10/15/2053*	384,607	348,820
Series 2017-1A, Class A 3.74%, 10/15/2052*	79,521	72,965
Series 2017, Class R1 5.00%, 10/20/2051	196,164	191,958
GoodGreen, Ltd.
Series 2023-1A, Class A 5.90%, 01/17/2061*	1,113,663	1,076,705
Grene Energy
11.00%, 01/17/2061(4)	53,681	45,629
Harbourview CLO VII-R, Ltd. FRS
Series 7RA, Class B 7.24%, (TSFR3M+1.96%), 07/18/2031*	2,865,000	2,878,050
HERO Funding Trust
Series 2016-3A, Class A1 3.08%, 09/20/2042*	69,617	63,508
Series 2017-3A, Class A2 3.95%, 09/20/2048*	254,106	228,808
Series 2017-1A, Class A2 4.46%, 09/20/2047*	210,125	194,125
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Jonah Energy ABS I LLC
Series 2022-1, Class A1 7.20%, 12/10/2037*	$ 723,052	$ 724,894
Series 2022-1, Class A2 7.80%, 11/10/2037	959,607	945,021
KKR Static CLO I, Ltd. FRS
Series 2022-1A, Class BR 7.28%, (TSFR3M+2.00%), 07/20/2031*	2,723,886	2,725,090
Kubota Credit Owner Trust
Series 2023-2A, Class A2 5.61%, 07/15/2026*	490,618	490,998
Lendmark Funding Trust
Series 2023-1A, Class B 5.60%, 05/20/2033*	1,285,000	1,282,958
Series 2023-1A, Class C 6.16%, 05/20/2033*	665,000	665,811
Madison Park Funding XXIII, Ltd. FRS
Series 2017-23A, Class CR 7.53%, (TSFR3M+2.26%), 07/27/2031*	3,200,273	3,201,364
MAN US CLO, Ltd. FRS
Series 2023-1A, Class B 8.28%, (TSFR3M+3.00%), 07/20/2035*	1,900,921	1,933,109
MidOcean Credit CLO II FRS
Series 2013-2A, Class BR 7.18%, (TSFR3M+1.91%), 01/29/2030*	1,722,420	1,721,860
MNR ABS Issuer I LLC
8.95%, 12/15/2038	750,034	765,312
MVW LLC
Series 2021-1WA, Class A 1.14%, 01/22/2041*	353,828	332,645
Neuberger Berman CLO XV FRS
Series 2013-15A, Class CR2 7.41%, (TSFR3M+2.11%), 10/15/2029*	1,414,771	1,414,839
Neuberger Berman CLO XXI, Ltd. FRS
Series 2016-21A, Class CR2 7.59%, (TSFR3M+2.31%), 04/20/2034*	1,276,441	1,277,914
Northwoods Capital, Ltd. FRS
Series 2018-14BA, Class BR 7.17%, (TSFR3M+1.85%), 11/13/2031*	1,940,049	1,939,969
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A 3.10%, 07/25/2026*	1,254,517	1,190,763
Series 2021-FNT2, Class A 3.23%, 05/25/2026*	753,556	718,554
Series 2020-PLS1, Class A 3.84%, 12/25/2025*	610,901	592,581
Oaktree CLO, Ltd. FRS
Series 2019-1A, Class BR 7.29%, (TSFR3M+2.01%), 04/22/2030*	2,169,250	2,173,424
Series 2019-1A, Class CR 7.89%, (TSFR3M+2.61%), 04/22/2030*	2,324,266	2,306,697
Octane Receivables Trust
Series 2021-1A, Class B 1.53%, 04/20/2027*	700,000	687,543
Series 2021-1A, Class C 2.23%, 11/20/2028*	600,000	580,689
OL SP LLC
Series 2018, Class A 4.16%, 02/09/2030	171,770	171,616
OneMain Financial Issuance Trust
Series 2022-3A, Class A 5.94%, 05/15/2034*	1,769,000	1,779,913

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Oportun Funding XIV LLC
Series 2021-A, Class A 1.21%, 03/08/2028*	$ 158,591	$ 153,946
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	965,015	922,866
P4 SFR Holdco LLC
Series 2019, Class A 7.25%, 10/11/2026	1,100,000	1,056,000
PNMAC GMSR Issuer Trust FRS
Series 2022-GT1, Class A 9.60%, (SOFR30A+4.25%), 05/25/2027*	1,650,000	1,674,627
PRET LLC VRS
Series 2021-RN4, Class A1 2.49%, 10/25/2051*(2)	2,332,850	2,348,803
Progress Residential Trust
Series 2021-SFR6, Class E1 2.43%, 07/17/2038*	1,800,000	1,675,800
Series 2022-SFR1, Class E1 3.93%, 02/17/2041*	2,050,000	1,886,787
Series 2022-SFR2, Class E1 4.55%, 04/17/2027*	1,500,000	1,428,338
Series 2022-SFR3, Class E1 5.20%, 04/17/2039*	1,615,000	1,563,441
Renew Financial
Series 2017-1A, Class A 3.67%, 09/20/2052*	105,704	98,242
Rockford Tower CLO, Ltd. FRS
Series 2020-1A, Class BR 7.38%, (TSFR3M+2.10%), 01/20/2036*	1,891,996	1,904,334
RT Finance LLC
Series 2023-1, Class A 7.85%, 10/15/2043	975,696	994,551
SCF Equipment Leasing LLC
Series 2023-1A, Class C 6.77%, 08/22/2033*	1,526,000	1,625,772
Store Master Funding
Series 2024-1A, Class A1 5.69%, 05/20/2054*	251,024	255,139
Series 2024-1A, Class A2 5.70%, 05/20/2054*	524,426	533,232
Stratus Static CLO, Ltd. FRS
Series 2022-3A, Class BR 7.18%, (TSFR3M+1.90%), 10/20/2031*	512,790	513,065
Theorem Funding Trust
Series 2022-2A, Class A 6.06%, 12/15/2028*	262,502	262,343
Tricon American Homes Trust
Series 2019-SFR1, Class D 3.20%, 03/17/2038*	1,657,000	1,591,812
VM DEBT LLC
Series 2019-1, Class TR 7.46%, 07/18/2027	1,999,503	1,894,530
VOLT C LLC
Series 2021-NPL9, Class A1 4.99%, 05/25/2051*(7)	464,974	462,169
VOLT CI LLC
Series 2021-NP10, Class A1 4.99%, 05/25/2051*(7)	576,666	574,282
VOLT XCII LLC
Series 2021-NPL1, Class A1 4.89%, 02/27/2051*(7)	250,367	248,832
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
VOLT XCIII LLC
Series 2021-NPL2, Class A1 4.89%, 02/27/2051*(7)	$ 996,734	$ 993,655
VOLT XCIV LLC
Series 2021-NPL3, Class A1 5.24%, 02/27/2051*(7)	732,147	728,882
VOLT XCIX LLC
Series 2021-NPL8, Class A1 5.12%, 04/25/2051*(7)	441,454	442,177
VOLT XCV LLC
Series 2021-NPL4, Class A1 5.24%, 03/27/2051*(7)	479,962	482,732
VOLT XCVI LLC
Series 2021-NPL5, Class A1 5.12%, 03/27/2051*(7)	562,603	561,931
VOLT XCVII LLC
Series 2021-NPL6, Class A1 5.24%, 04/25/2051*(7)	701,998	707,267
Voya, Ltd. FRS
Series 2012-4A, Class A2R3 7.01%, (TSFR3M+1.71%), 10/15/2030*	1,058,177	1,054,919
Series 2012-4A, Class BR3 7.51%, (TSFR3M+2.21%), 10/15/2030*	446,999	447,346
Series 2012-4A, Class C1R3 8.86%, (TSFR3M+3.56%), 10/15/2030*	631,645	635,374
VSE VOI Mtg. LLC
Series 2018-A, Class A 3.56%, 02/20/2036*	77,499	77,164
		116,749,021
Total Asset Backed Securities (cost $167,836,239)		165,036,223
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.4%
Commercial and Residential — 6.9%
ACREC, Ltd. FRS
Series 2021-FL1, Class C 7.60%, (TSFR1M+2.26%), 10/16/2036*	1,389,000	1,347,436
Series 2021-FL1, Class D 8.10%, (TSFR1M+2.76%), 10/16/2036*	1,675,500	1,643,775
ACRES Commercial Realty, Ltd. FRS
Series 2021-FL2, Class C 8.10%, (TSFR1M+2.76%), 01/15/2037*	1,682,000	1,635,562
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL3, Class C 7.29%, (TSFR1M+1.96%), 08/15/2034*	951,500	935,752
Series 2021-FL1, Class C 7.44%, (TSFR1M+2.11%), 12/15/2035*	461,000	451,925
Series 2021-FL3, Class D 7.64%, (TSFR1M+2.31%), 08/15/2034*	527,000	511,641
Series 2021-FL4, Class C 7.74%, (TSFR1M+2.41%), 11/15/2036*	1,850,500	1,778,790
Series 2022-FL1, Class D 8.34%, (SOFR30A+3.00%), 01/15/2037*	5,065,500	4,878,427
Series 2021-FL1, Class D 8.39%, (TSFR1M+3.06%), 12/15/2035*	424,000	411,000
AREIT Trust FRS
Series 2022-CRE6, Class B 7.19%, (SOFR30A+1.85%), 01/20/2037*	614,000	604,504
Series 2022-CRE6, Class C 7.49%, (SOFR30A+2.15%), 01/20/2037*	1,264,000	1,237,518
Series 2022-CRE6, Class D 8.19%, (SOFR30A+2.85%), 01/20/2037*	537,000	522,018

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056	$ 2,563,434	$ 2,686,255
BANK VRS
Series 2023-BNK46, Class AS 6.39%, 08/15/2056(2)	1,486,048	1,579,136
Barclays Commercial Mtg. Trust
Series 2019-C5, Class A4 3.06%, 11/15/2052	1,315,000	1,206,269
BDS, Ltd. FRS
Series 2021-FL7, Class B 6.95%, (TSFR1M+1.61%), 06/16/2036*	684,000	675,316
Bear Stearns ARM Trust VRS
Series 2003-5, Class 2A1 5.39%, 08/25/2033(2)	63,215	57,840
BSPRT Issuer, Ltd. FRS
Series 2021-FL7, Class C 7.74%, (TSFR1M+2.41%), 12/15/2038*	450,000	436,737
Series 2021-FL7, Class D 8.19%, (TSFR1M+2.86%), 12/15/2038*	513,000	492,972
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 6.75%, (TSFR1M+1.41%), 05/15/2038*	2,281,000	2,103,462
Series 2020-FL2, Class B 6.85%, (TSFR1M+1.51%), 02/15/2038*	875,000	742,153
Series 2021-FL4, Class B 7.00%, (TSFR1M+1.66%), 05/15/2038*	4,995,500	4,435,047
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class A5 2.87%, 11/15/2052	3,173,122	2,799,241
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(2)	843,000	801,981
CLNC, Ltd. FRS
Series 2019-FL1, Class B 7.36%, (TSFR1M+2.01%), 08/20/2035*	910,000	906,777
Series 2019-FL1, Class C 7.86%, (TSFR1M+2.51%), 08/20/2035*	1,480,000	1,472,455
COMM Mtg. Trust
Series 2020-CBM, Class A2 2.90%, 02/10/2037*	1,950,000	1,903,915
Series 2015-DC1, Class A5 3.35%, 02/10/2048	5,000,000	4,941,032
Series 2017-COR2, Class A3 3.51%, 09/10/2050	5,110,000	4,842,743
Series 2015-CR24, Class A5 3.70%, 08/10/2048	770,833	756,454
Series 2015-LC21, Class A4 3.71%, 07/10/2048	2,496,639	2,454,936
Series 2015-CR25, Class A4 3.76%, 08/10/2048	625,000	613,091
Series 2015-PC1, Class A5 3.90%, 07/10/2050	1,137,175	1,122,212
COMM Mtg. Trust VRS
Series 2018-HOME, Class A 3.82%, 04/10/2033*(2)	1,790,000	1,666,408
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	5,000,000	4,946,824
DBWF Mtg. Trust
Series 2015-LCM, Class A1 3.00%, 06/10/2034*	303,512	290,344
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
DBWF Mtg. Trust VRS
Series 2015-LCM, Class A2 3.42%, 06/10/2034*(2)	$ 1,000,000	$ 913,823
DSLA Mtg. Loan Trust FRS
Series 2004-AR3, Class 2A2A 6.20%, (TSFR1M+0.85%), 07/19/2044	352,054	326,957
ELM Trust VRS
Series 2024-ELM, Class C10 6.19%, 06/10/2039*(2)	433,675	438,087
Series 2024-ELM, Class C15 6.19%, 06/10/2039*(2)	591,167	598,251
GSR Mtg. Loan Trust FRS
Series 2005-7F, Class 3A1 5.96%, (TSFR1M+0.61%), 09/25/2035	2,269	2,223
Independence Plaza Trust
Series 2018-INDP, Class A 3.76%, 07/10/2035*	1,180,000	1,115,414
IndyMac INDX Mtg. Loan Trust VRS
Series 2005-AR1, Class 1A1 4.42%, 03/25/2035(2)	59,602	55,645
JPMBB Commercial Mtg. Securities Trust
Series 2014-C26, Class A4 3.49%, 01/15/2048	5,000,000	4,955,216
JPMorgan Mtg. Trust VRS
Series 2003-A1, Class 1A1 5.18%, 10/25/2033(2)	106,214	99,867
LCM Trust FRS
Series 2021-FL2, Class C 7.59%, (TSFR1M+2.26%), 12/13/2038*	1,072,500	1,030,809
LFT CRE, Ltd. FRS
Series 2021-FL1, Class C 7.39%, (TSFR1M+2.06%), 06/15/2039*	2,150,000	2,092,707
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class AS 7.19%, (TSFR1M+1.86%), 07/15/2036*	3,077,500	3,061,091
Series 2021-CRE5, Class B 7.44%, (TSFR1M+2.11%), 07/15/2036*	1,115,000	1,093,424
Merrill Lynch Mtg. Investors Trust FRS
Series 2003-F, Class A1 6.10%, (TSFR1M+0.75%), 10/25/2028	60,998	57,128
Series 2003-G, Class A2 6.41%, (TSFR6M+1.11%), 01/25/2029	158,568	153,437
MF1 LLC FRS
Series 2024-FL14, Class AS 7.58%, (TSFR1M+2.24%), 03/19/2039*	2,090,344	2,087,731
MF1 Multifamily Housing Mtg. Loan Trust FRS
Series 2021-FL5, Class C 7.15%, (TSFR1M+1.81%), 07/15/2036*	1,348,500	1,323,558
Series 2024-FL15, Class AS 7.34%, (TSFR1M+2.04%), 08/18/2041*	2,321,000	2,310,825
MF1, Ltd. FRS
Series 2022-FL8, Class C 7.54%, (TSFR1M+2.20%), 02/19/2037*	1,327,832	1,292,027
Series 2020-FL4, Class AS 7.55%, (TSFR1M+2.21%), 11/15/2035*	1,334,500	1,333,725
Series 2022-FL8, Class D 7.99%, (TSFR1M+2.65%), 02/19/2037*	767,466	729,616
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C21, Class A4 3.34%, 03/15/2048	1,207,415	1,187,647
Morgan Stanley Residential Mtg. Loan Trust
Series 2024-NQM1, Class A1 6.15%, 12/25/2068*(7)	1,821,531	1,836,557

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
MRCD Mtg. Trust
Series 2019-PARK, Class A 2.72%, 12/15/2036*	$ 1,920,000	$ 1,661,760
Series 2019-PARK, Class D 2.72%, 12/15/2036*	1,242,000	832,761
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(2)	1,808,281	1,941,742
New Residential Mtg. Loan Trust
Series 2024-RTL1, Class A1 6.66%, 03/25/2039*(7)	1,585,000	1,599,623
OBX Trust
Series 2024-NQM9, Class A1 6.03%, 01/25/2064*(7)	1,856,251	1,873,177
PFP, Ltd. FRS
Series 2024-11, Class A 7.17%, (TSFR1M+1.83%), 09/17/2039*	3,695,500	3,686,261
PRPM LLC
Series 2023-RCF2, Class A1 4.00%, 11/25/2053*(7)	507,084	490,248
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL7, Class C 7.66%, (TSFR1M+2.31%), 11/25/2036*	720,000	710,485
Series 2021-FL7, Class D 8.41%, (TSFR1M+3.06%), 11/25/2036*	845,000	824,641
Sequoia Mtg. Trust FRS
Series 2004-9, Class A1 6.14%, (TSFR1M+0.79%), 10/20/2034	255,279	230,626
Series 2003-1, Class 1A 6.22%, (TSFR1M+0.87%), 04/20/2033	235,980	222,725
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	2,010,000	1,680,225
Starwood Commercial Mtg., Ltd. FRS
Series 2022-FL3, Class B 7.29%, (SOFR30A+1.95%), 11/15/2038*	759,000	734,506
Series 2022-FL3, Class C 7.54%, (SOFR30A+2.20%), 11/15/2038*	1,436,000	1,386,651
Series 2021-FL2, Class C 7.55%, (TSFR1M+2.21%), 04/18/2038*	1,072,500	1,030,017
Structured Asset Mtg. Investments II Trust FRS
Series 2005-AR5, Class A3 5.96%, (TSFR1M+0.61%), 07/19/2035	184,487	176,223
Thornburg Mtg. Securities Trust VRS
Series 2004-4, Class 3A 5.56%, 12/25/2044(2)	43,900	41,218
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	2,616,431	2,286,271
UBS Commercial Mtg. Trust
Series 2018-C8, Class A4 3.98%, 02/15/2051	2,736,930	2,624,231
Verus Securitization Trust
Series 2024-1, Class A1 5.71%, 01/25/2069*(7)	1,059,030	1,059,149
VM Master Issuer LLC VRS
Series 2022-1, Class A1 5.16%, 05/24/2025*(2)	1,722,567	1,709,274
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2005-AR6, Class 2A1A 5.92%, (TSFR1M+0.57%), 04/25/2045	16,192	15,945
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Wells Fargo Commercial Mtg. Trust
Series 2016-C34, Class A4 3.10%, 06/15/2049	$ 1,100,000	$ 1,052,134
Series 2017-C42, Class A4 3.59%, 12/15/2050	1,910,000	1,788,770
Series 2016-LC25, Class A4 3.64%, 12/15/2059	5,195,581	5,010,901
Series 2015-C30, Class A4 3.66%, 09/15/2058	729,000	714,705
		123,371,982
U.S. Government Agency — 4.5%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.58%, 11/25/2049*(2)	690,000	667,186
Series 2018-W5FX, Class BFX 3.66%, 04/25/2028*(2)	2,000,000	1,850,660
Series 2015-K44, Class B 3.72%, 01/25/2048*(2)	3,390,000	3,349,337
Series 2014-K40, Class C 4.02%, 11/25/2047*(2)	639,000	634,996
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K044, Class A2 2.81%, 01/25/2025	531,043	524,526
Series K146, Class A2 2.92%, 06/25/2032	2,225,000	2,006,595
Series K065, Class A2 3.24%, 04/25/2027	776,000	750,857
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K097, Class X1 1.09%, 07/25/2029(2)(8)	1,910,192	86,247
Series K098, Class X1 1.14%, 08/25/2029(2)(8)	3,295,006	157,176
Series K110, Class XAM 1.87%, 04/25/2030(2)(8)	914,237	83,484
Series W5FX, Class AFX 3.21%, 04/25/2028(2)	719,000	685,798
Series K070, Class A2 3.30%, 11/25/2027(2)	681,000	657,365
Series K-150, Class A2 3.71%, 09/25/2032(2)	1,895,000	1,799,051
Series K077, Class AM 3.85%, 05/25/2028(2)	2,745,000	2,686,704
Series K081, Class A2 3.90%, 08/25/2028(2)	1,255,000	1,231,129
Series K-160, Class A2 4.50%, 08/25/2033(2)	2,000,000	2,002,398
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA Zero Coupon, 11/15/2037(9)	235,080	193,390
Series 3582, Class MO Zero Coupon, 10/15/2039(9)	234,798	208,455
Series 4371, Class GZ 2.00%, 05/15/2042	1,456,068	1,279,531
Series 5190, Class EC 2.00%, 12/25/2051	1,867,302	1,640,105
Series 4533, Class GA 3.00%, 06/15/2028	80,801	79,521
Series 4474, Class HJ 3.00%, 07/15/2039	62,785	59,571

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 4623, Class WI 4.00%, 08/15/2044(8)	$ 29,845	$ 2,865
Series 4471, Class PI 4.50%, 12/15/2040(8)	15,272	1,420
Series 2691, Class ZU 5.50%, 09/15/2033	837,320	860,889
Series 3845, Class AI 5.50%, 02/15/2036(8)	29,220	4,953
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4077, Class MF 5.95%, (SOFR30A+0.61%), 07/15/2042	109,610	108,053
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MV 3.00%, 02/25/2059	194,822	168,160
Series 2023-1, Class MT 3.00%, 10/25/2062	1,876,304	1,579,657
Series 2022-1, Class MTU 3.25%, 11/25/2061	2,340,689	2,057,639
Series 2018-1, Class M60C 3.50%, 05/25/2057	2,045,088	1,862,616
Series 2019-1, Class MT 3.50%, 07/25/2058	1,107,183	990,871
Series 2019-2, Class MA 3.50%, 08/25/2058	2,121,334	1,999,549
Series 2019-3, Class MA 3.50%, 10/25/2058	142,068	134,440
Series 2019-3, Class MB 3.50%, 10/25/2058	722,259	583,402
Series 2019-3, Class MV 3.50%, 10/25/2058	186,083	169,249
Series 2018-2, Class M55D 4.00%, 11/25/2057	1,488,654	1,381,689
Series 2019-4, Class M55D 4.00%, 02/25/2059	811,387	751,239
Federal Home Loan Mtg. Corp. STRIPS
3.00%, 08/15/2042	396,244	361,680
3.00%, 01/15/2044	153,948	141,358
3.50%, 07/15/2042	816,900	767,745
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	1,511,601	1,444,277
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO Zero Coupon, 03/25/2038(9)	358,090	306,975
Series 2021-M3, Class 1A1 1.00%, 11/25/2033	131,839	128,886
Series 2020-M50, Class A2 1.20%, 10/25/2030	344,876	316,124
Series 2020-M38, Class 2A1 1.59%, 11/25/2028	305,400	276,216
Series 2016-19, Class AD 2.00%, 04/25/2046	95,787	87,014
Series 2015-M7, Class A2 2.59%, 12/25/2024	1,882,538	1,861,088
Series 2013-1, Class YI 3.00%, 02/25/2033(8)	111,830	8,814
Series 2013-64, Class KI 3.00%, 02/25/2033(8)	25,368	1,685
Series 2016-38, Class NA 3.00%, 01/25/2046	258,751	238,600
Series 2010-43, Class AH 3.25%, 05/25/2040	43,745	41,488
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2014-10, Class KM 3.50%, 09/25/2043	$ 93,207	$ 90,282
Series 2014-35, Class CA 3.50%, 06/25/2044	68,962	66,964
Series 2019-7, Class CA 3.50%, 11/25/2057	696,838	663,681
Series 2010-113, Class GB 4.00%, 10/25/2040	63,764	62,338
Series 2016-40, Class IQ 4.00%, 07/25/2046(8)	162,078	30,779
Series 2010-47, Class MB 5.00%, 09/25/2039	602,046	612,032
Series 2005-93, Class PZ 5.50%, 10/25/2035	1,414,052	1,464,537
Series 2002-56, Class ZQ 6.00%, 09/25/2032	139,405	143,710
Series 2005-109, Class GE 6.00%, 12/25/2035	1,397,000	1,349,894
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.71%, 11/25/2031(2)	2,400,000	1,997,038
Series 2020-M50, Class X1 1.82%, 10/25/2030(2)(8)	5,184,037	280,081
Series 2021-M3, Class X1 1.92%, 11/25/2033(2)(8)	4,463,485	329,189
Series 2020-M38, Class X2 1.98%, 11/25/2028(2)(8)	2,025,272	112,258
Series 2022-M1S, Class A2 2.08%, 04/25/2032(2)	2,470,000	2,098,122
Series 2017-M3, Class A2 2.47%, 12/25/2026(2)	255,767	243,967
Series 2015-M8, Class A2 2.90%, 01/25/2025(2)	1,577,201	1,558,298
Series 2017-M5, Class A2 2.99%, 04/25/2029(2)	607,217	574,730
Series 2015-M2, Class A3 3.02%, 12/25/2024(2)	544,198	538,996
Series 2017-M8, Class A2 3.06%, 05/25/2027(2)	919,931	886,277
Series 2017-M12, Class A2 3.06%, 06/25/2027(2)	793,303	764,583
Series 2018-M4, Class A2 3.06%, 03/25/2028(2)	606,696	581,053
Series 2018-M3, Class A2 3.07%, 02/25/2030(2)	496,540	466,452
Series 2015-M10, Class A2 3.09%, 04/25/2027(2)	1,013,796	979,328
Series 2018-M10, Class A2 3.36%, 07/25/2028(2)	1,506,380	1,455,564
Series 2022-M2S, Class A2 3.75%, 08/25/2032(2)	1,650,000	1,571,998
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP Zero Coupon, 12/20/2040(9)	71,944	60,726
Series 2021-77, Class PA 1.00%, 08/20/2050	1,127,909	864,783
Series 2011-123, Class MA 4.00%, 07/20/2041	85,214	81,940
Series 2022-159, Class MV 4.50%, 10/20/2033	220,653	217,287
Series 2012-12, Class KN 4.50%, 09/20/2041	54,404	54,024

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2005-55, Class Z 4.75%, 07/20/2035	$ 1,183,182	$ 1,167,879
Series 2009-92, Class ZC 5.00%, 10/20/2039	521,582	519,557
Series 2010-105, Class B 5.00%, 08/20/2040	502,769	499,217
Government National Mtg. Assoc. REMIC FRS
Series 2015-H15, Class FJ 5.88%, (TSFR1M+0.55%), 06/20/2065	367,999	367,262
Series 2015-H16, Class FG 5.88%, (TSFR1M+0.55%), 07/20/2065	670,210	668,620
Series 2015-H16, Class FL 5.88%, (TSFR1M+0.55%), 07/20/2065	1,442,751	1,439,740
Series 2011-H06, Class FA 5.89%, (TSFR1M+0.56%), 02/20/2061	324,392	323,644
Series 2015-H07, Class ES 5.91%, (TSFR1M+0.58%), 02/20/2065	511,605	510,044
Series 2015-H05, Class FC 5.92%, (TSFR1M+0.59%), 02/20/2065	1,795,482	1,788,044
Series 2015-H06, Class FA 5.92%, (TSFR1M+0.59%), 02/20/2065	906,319	904,509
Series 2015-H08, Class FC 5.92%, (TSFR1M+0.59%), 03/20/2065	2,715,913	2,711,481
Series 2015-H10, Class FC 5.92%, (TSFR1M+0.59%), 04/20/2065	1,942,756	1,939,196
Series 2015-H12, Class FA 5.92%, (TSFR1M+0.59%), 05/20/2065	993,780	992,141
Series 2013-H18, Class EA 5.94%, (TSFR1M+0.61%), 07/20/2063	73,026	72,855
Series 2015-H23, Class FB 5.96%, (TSFR1M+0.63%), 09/20/2065	535,190	534,444
Series 2015-H26, Class FG 5.96%, (TSFR1M+0.63%), 10/20/2065	381,565	380,097
Series 2012-H08, Class FB 6.04%, (TSFR1M+0.71%), 03/20/2062	174,675	174,590
Series 2014-H09, Class TA 6.04%, (TSFR1M+0.71%), 04/20/2064	78,387	78,318
Series 2015-H29, Class FL 6.04%, (TSFR1M+0.71%), 11/20/2065	1,277,657	1,274,430
Series 2015-H30, Class FE 6.04%, (TSFR1M+0.71%), 11/20/2065	1,590,783	1,590,187
Series 2015-H32, Class FH 6.10%, (TSFR1M+0.77%), 12/20/2065	453,582	453,729
Series 2016-H26, Class FC 6.44%, (TSFR1M+1.11%), 12/20/2066	263,447	264,177
Government National Mtg. Assoc. REMIC VRS
Series 2015-137, Class W 5.34%, 10/20/2040(2)	575,862	588,744
Series 2015-137, Class WA 5.54%, 01/20/2038(2)	17,595	17,987
		80,734,526
Total Collateralized Mortgage Obligations (cost $214,714,735)		204,106,508
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 46.0%
U.S. Government — 25.1%
United States Treasury Bonds
1.13%, 05/15/2040	515,000	329,057
1.25%, 05/15/2050	3,841,000	1,972,564
1.38%, 11/15/2040(10)	20,380,000	13,356,065
1.38%, 08/15/2050	340,000	180,054
1.63%, 11/15/2050	2,825,000	1,599,877
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.75%, 08/15/2041	$ 6,050,000	$ 4,145,432
1.88%, 02/15/2041 to 11/15/2051	16,502,800	10,886,169
2.00%, 02/15/2050 to 08/15/2051	6,945,000	4,343,859
2.25%, 05/15/2041 to 02/15/2052	15,932,000	10,862,073
2.38%, 02/15/2042 to 11/15/2049	14,100,000	10,437,265
2.50%, 02/15/2045	3,900,000	2,877,621
2.75%, 08/15/2042	4,100,000	3,257,738
2.88%, 05/15/2043 to 05/15/2052	7,104,000	5,584,687
3.00%, 11/15/2044 to 08/15/2052	6,303,000	4,913,530
3.13%, 02/15/2043	4,020,000	3,358,113
3.38%, 05/15/2044	3,500,000	3,005,078
3.50%, 02/15/2039	351,200	326,012
3.63%, 08/15/2043 to 02/15/2053	14,338,000	12,684,370
3.75%, 11/15/2043	9,944,000	9,052,147
3.88%, 08/15/2040 to 05/15/2043	7,900,000	7,541,594
4.25%, 11/15/2040 to 02/15/2054	2,543,000	2,509,769
4.38%, 02/15/2038 to 08/15/2043	20,860,000	20,769,830
4.50%, 02/15/2044	14,300,000	14,443,000
4.75%, 11/15/2043	7,250,000	7,571,719
5.25%, 11/15/2028	90,000	94,704
United States Treasury Bonds TIPS
1.75%, 01/15/2028(11)	1,753,924	1,744,213
2.50%, 01/15/2029(11)	5,573,077	5,740,496
United States Treasury Bonds STRIPS
Zero Coupon, 08/15/2027 to 02/15/2041	44,373,724	30,871,759
United States Treasury Notes
0.38%, 09/30/2027	820,000	731,370
0.63%, 08/15/2030	620,000	509,974
1.25%, 06/30/2028 to 08/15/2031	5,383,500	4,820,391
1.50%, 02/15/2030	660,000	579,923
1.63%, 05/15/2031	2,305,000	1,986,352
1.75%, 01/31/2029	1,535,000	1,396,490
1.88%, 02/28/2029	23,100,000	21,104,918
2.75%, 05/31/2029	400,000	379,000
2.88%, 05/15/2028 to 05/15/2032	25,450,000	23,969,905
3.13%, 08/31/2029	2,655,000	2,555,437
3.25%, 06/30/2029	7,000,000	6,782,891
3.50%, 02/15/2033	5,300,000	5,095,867
3.75%, 05/31/2030	7,000,000	6,922,891
4.00%, 02/15/2034	19,476,300	19,394,134
4.13%, 02/15/2027 to 07/31/2028	86,600,000	86,846,203
4.25%, 06/30/2029	9,800,000	9,935,516
4.38%, 12/15/2026	49,900,000	50,114,414
4.50%, 11/15/2033	1,600,000	1,655,000
4.63%, 04/30/2029	10,000,000	10,293,750
		449,533,221
U.S. Government Agency — 20.9%
Federal Home Loan Mtg. Corp.
2.00%, 06/01/2037 to 04/01/2052	21,922,060	17,748,239
2.50%, 07/01/2050 to 07/01/2053	12,872,549	10,898,608
3.00%, 01/01/2038 to 07/01/2053	11,700,520	10,334,876
3.50%, 11/01/2037 to 05/01/2052	4,038,060	3,751,713
3.75%, 08/01/2032	2,200,000	2,091,603
4.00%, 07/01/2025 to 09/01/2049	2,487,199	2,393,678
4.50%, 07/01/2025 to 11/01/2052	3,291,909	3,216,326
5.00%, 11/01/2035 to 06/01/2053	2,845,845	2,806,174
5.50%, 06/01/2026 to 09/01/2053	5,685,533	5,701,052
Federal National Mtg. Assoc.
1.50%, 02/01/2042	67,791	55,979
1.93%, 11/01/2031	2,600,000	2,193,821
2.00%, 01/01/2032 to 03/01/2052	22,872,657	19,234,275
2.42%, 10/01/2029	1,873,420	1,707,816

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
2.50%, 11/01/2031 to 03/01/2062	$51,006,151	$ 43,233,143
2.83%, 05/01/2027	2,401,026	2,303,085
2.92%, 02/01/2030 to 05/01/2030	3,464,292	3,216,298
2.94%, 05/01/2030	1,646,317	1,532,049
2.97%, 06/01/2030	1,771,040	1,651,820
3.00%, 11/01/2028 to 06/01/2062	28,014,392	24,646,486
3.03%, 04/01/2030	2,000,000	1,860,858
3.04%, 12/01/2024	2,261,074	2,235,655
3.07%, 09/01/2024	3,655,613	3,634,333
3.12%, 06/01/2035	2,000,000	1,772,051
3.16%, 02/01/2032	2,596,534	2,398,075
3.50%, 04/01/2038 to 06/01/2062	12,260,715	11,124,270
3.54%, 06/01/2032	2,723,000	2,563,134
3.76%, 12/01/2035	1,717,448	1,617,332
3.77%, 12/01/2025	695,940	684,285
3.81%, 12/01/2028	920,000	899,627
3.89%, 09/01/2032	2,314,000	2,221,340
3.90%, 02/01/2033	2,150,000	2,061,108
3.92%, 09/01/2032	2,000,000	1,928,040
3.95%, 01/01/2027	120,570	119,118
4.00%, 01/01/2035 to 05/01/2053	9,532,937	9,166,610
4.17%, 05/01/2033	1,500,000	1,467,784
4.22%, 10/01/2032	1,664,000	1,638,624
4.31%, 06/01/2030	2,000,000	1,989,122
4.33%, 01/01/2033	2,000,000	1,984,472
4.42%, 02/01/2033	3,110,000	3,102,305
4.50%, 05/01/2025 to 09/01/2052	5,585,653	5,492,410
4.52%, 10/01/2033	800,000	802,799
4.55%, 09/01/2033	2,011,751	2,029,566
4.59%, 04/01/2033	2,083,000	2,090,617
4.74%, 02/01/2033	1,915,000	1,941,238
4.85%, 12/01/2032	1,283,193	1,315,550
5.00%, 03/01/2034 to 01/01/2054	8,676,716	8,597,637
5.08%, 02/01/2030	1,600,000	1,648,948
5.29%, 12/01/2032	1,507,917	1,589,746
5.50%, 07/01/2025 to 05/01/2058	2,828,559	2,867,521
5.56%, 03/01/2038	714,122	731,281
6.00%, 02/01/2033 to 04/01/2054	5,059,678	5,145,691
6.50%, 02/01/2053 to 12/01/2053	872,329	895,699
Federal National Mtg. Assoc. VRS
1.75%, 03/01/2032(2)	3,096,421	2,572,421
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 03/20/2052	5,237,922	4,343,716
2.00%, August 30 TBA	2,200,000	1,823,163
2.50%, 08/20/2051 to 04/20/2052	17,539,855	15,095,172
3.00%, 11/20/2044 to 10/20/2052	6,095,175	5,475,549
3.00%, August 30 TBA	550,000	490,810
3.00%, September 30 TBA	550,000	491,240
3.50%, 10/20/2033 to 06/20/2052	10,781,230	9,943,262
4.00%, 12/20/2042 to 10/20/2052	10,490,966	9,935,253
4.25%, 01/20/2045 to 06/20/2045	2,935,354	2,828,373
4.50%, 04/15/2039 to 01/20/2053	11,170,234	10,896,841
5.00%, 05/20/2052 to 06/20/2063	9,714,542	9,562,855
5.50%, 12/15/2036 to 07/20/2053	3,002,144	3,012,368
5.50%, August 30 TBA	950,000	952,869
6.00%, 12/15/2032 to 04/20/2054	1,078,755	1,091,595
6.50%, August 30 TBA	825,000	840,401
7.00%, 12/20/2053	171,008	174,615
Government National Mtg. Assoc. FRS
6.80%, (1 Yr USTYCR+1.64%), 05/20/2072	1,798,386	1,865,482
6.82%, (1 Yr USTYCR+1.66%), 04/20/2072	1,956,287	2,029,185
6.86%, (1 Yr USTYCR+1.79%), 09/20/2071	1,945,122	2,023,320
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
6.87%, (1 Yr USTYCR+1.70%), 03/20/2072	$ 1,880,160	$ 1,953,673
6.91%, (1 Yr USTYCR+1.84%), 08/20/2071	2,018,228	2,101,198
6.96%, (1 Yr USTYCR+1.82%), 04/20/2072	1,921,193	2,004,328
6.98%, (1 Yr USTYCR+1.83%), 07/20/2072	1,773,296	1,859,354
7.11%, (1 Yr USTYCR+1.96%), 03/20/2072	1,707,195	1,788,056
Resolution Funding Corp. STRIPS
Zero Coupon, 01/15/2030	1,000,000	794,770
Small Business Administration
Series 2013-20D, Class 1 2.08%, 04/01/2033	359,671	331,523
Series 2012-20H, Class 1 2.37%, 08/01/2032	181,297	167,030
Series 2013-20F, Class 1 2.45%, 06/01/2033	469,267	432,420
Series 2013-20G, Class 1 3.15%, 07/01/2033	536,113	506,993
Series 2013-20H, Class 1 3.16%, 08/01/2033	633,445	601,803
Series 2013-20I, Class 1 3.62%, 09/01/2033	282,408	272,174
Tennessee Valley Authority
4.25%, 09/15/2065	405,000	356,015
4.63%, 09/15/2060	240,000	228,731
Uniform Mtg. Backed Securities
2.00%, August 15 TBA	3,975,000	3,563,856
2.00%, August 30 TBA	775,000	623,360
2.00%, September 30 TBA	750,000	604,072
2.50%, August 15 TBA	2,500,000	2,298,091
2.50%, August 30 TBA	2,400,000	2,012,282
2.50%, September 30 TBA	2,375,000	1,993,825
3.00%, August 15 TBA	1,275,000	1,198,931
3.00%, August 30 TBA	1,075,000	937,979
3.00%, September 30 TBA	1,075,000	939,071
3.50%, August 30 TBA	2,500,000	2,268,104
3.50%, September 30 TBA	2,475,000	2,247,067
5.00%, August 15 TBA	1,075,000	1,077,629
6.00%, August 30 TBA	1,975,000	2,003,007
6.50%, August 30 TBA	4,200,000	4,307,020
		373,254,739
Total U.S. Government & Agency Obligations (cost $878,502,469)		822,787,960
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Sovereign — 0.2%
Kingdom of Saudi Arabia
2.25%, 02/02/2033*	319,000	257,829
Republic of Chile
2.55%, 01/27/2032	256,000	218,623
Republic of Peru
5.63%, 11/18/2050	54,000	53,458
Republic of Poland
5.50%, 03/18/2054	368,000	362,876
United Mexican States
2.66%, 05/24/2031	541,000	454,304
3.75%, 01/11/2028	547,000	523,985
3.77%, 05/24/2061	398,000	249,985
4.40%, 02/12/2052	400,000	296,195
4.60%, 02/10/2048	400,000	311,354
4.75%, 03/08/2044	1,080,000	884,159
6.34%, 05/04/2053	210,000	201,228
Total Foreign Government Obligations (cost $4,629,134)		3,813,996

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES — 0.6%
Escambia County Health Facilities Authority Revenue Bonds
3.61%, 08/15/2040	$ 655,000	$ 529,665
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	2,674,000	2,313,534
Oklahoma Development Finance Authority Revenue Bonds
5.45%, 08/15/2028	1,578,000	1,499,806
Regents of the University of California Medical Center Revenue Bonds
3.71%, 05/15/2120	740,000	507,462
School District of Philadelphia General Obligation Bonds
6.62%, 06/01/2030	1,250,000	1,323,247
State of California General Obligation Bonds
7.30%, 10/01/2039	360,000	424,928
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.17%, 04/01/2041	445,000	456,320
Village of Bridgeview, Illinois General Obligation Bonds
5.06%, 12/01/2025	185,000	183,242
5.14%, 12/01/2036	3,955,000	3,608,536
Total Municipal Securities (cost $12,006,769)		10,846,740
Total Long-Term Investment Securities (cost $1,874,590,600)		1,762,078,048
SHORT-TERM INVESTMENTS — 2.6%
Sovereign — 1.4%
Federal National Mtg. Assoc.
5.25%, 08/01/2024	25,541,000	25,537,272
U.S. Government Agency — 0.6%
Federal Home Loan Bank
5.25%, 08/01/2024	10,051,000	10,049,533
Unaffiliated Investment Companies — 0.6%
State Street Institutional Liquid Reserves Fund, Trust Class 5.31%(12)	11,050,122	11,055,647
Total Short-Term Investments (cost $46,647,647)		46,642,452
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 07/31/2024, to be repurchased 08/01/2024 in the amount of $2,431,751 and collateralized by $2,430,300 of United States Treasury Notes, bearing interest at 4.63% due 02/28/2026 and having an approximate value of $2,480,434
(cost $2,431,643)	$ 2,431,643	$ 2,431,643
TOTAL INVESTMENTS (cost $1,923,669,890)(13)	101.2%	1,811,152,143
Other assets less liabilities	(1.2)	(20,870,056)
NET ASSETS	100.0%	$1,790,282,087
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan MFS Core Bond Portfolio has no right to demand registration of these securities. At July 31, 2024, the aggregate value of these securities was $390,070,581 representing 21.8% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(4)	Securities classified as Level 3 (see Note 2).
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Pabrik Kertas Tjiwi Kimia Tbk PT 2.00%, 04/30/2029	12/02/2004	$396,846	$56,153	$99,211	$25.00	0.0%
(6)	Security in default of interest.
(7)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of July 31, 2024.
(8)	Interest Only
(9)	Principal Only
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	Principal amount of security is adjusted for inflation.
(12)	The rate shown is the 7-day yield as of July 31, 2024.
(13)	See Note 4 for cost of investments on a tax basis.
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
3 ML—3 Month USD LIBOR
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
83	Long	U.S. Treasury 2 Year Notes	September 2024	$16,905,284	$17,045,477	$ 140,193
102	Long	U.S. Treasury 5 Year Notes	September 2024	10,828,938	11,004,843	175,905
140	Long	U.S. Treasury Long Bonds	September 2024	16,379,431	16,909,375	529,944
407	Long	U.S. Treasury Ultra Bonds	September 2024	50,556,254	52,083,281	1,527,027
						$2,373,069
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Forest Products & Paper	$—	$—	$99,211	$99,211
Other Industries	—	555,387,410	—	555,387,410
Asset Backed Securities:
Other Asset Backed Securities	—	113,903,392	2,845,629	116,749,021
Other Industries	—	48,287,202	—	48,287,202
Collateralized Mortgage Obligations	—	204,106,508	—	204,106,508
U.S. Government & Agency Obligations	—	822,787,960	—	822,787,960
Foreign Government Obligations	—	3,813,996	—	3,813,996
Municipal Securities	—	10,846,740	—	10,846,740
Short-Term Investments:
Unaffiliated Investment Companies	11,055,647	—	—	11,055,647
Other Short-Term Investments	—	35,586,805	—	35,586,805
Repurchase Agreements	—	2,431,643	—	2,431,643
Total Investments at Value	$11,055,647	$1,797,151,656	$2,944,840	$1,811,152,143
Other Financial Instruments:†
Futures Contracts	$2,373,069	$—	$—	$2,373,069
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Advertising — 2.3%
Trade Desk, Inc., Class A†	164,848	$ 14,816,538
Aerospace/Defense — 1.7%
HEICO Corp., Class A	59,586	11,327,894
Apparel — 0.5%
On Holding AG, Class A†	72,582	3,006,346
Banks — 0.7%
NU Holdings, Ltd., Class A†	375,161	4,550,703
Beverages — 1.3%
Celsius Holdings, Inc.†	58,035	2,717,779
Constellation Brands, Inc., Class A	23,049	5,650,693
		8,368,472
Biotechnology — 5.5%
Alnylam Pharmaceuticals, Inc.†	36,168	8,588,453
Amicus Therapeutics, Inc.†	181,923	1,875,626
Apellis Pharmaceuticals, Inc.†	62,432	2,472,307
Exelixis, Inc.†	158,757	3,722,852
Insmed, Inc.†	58,489	4,255,075
Intra-Cellular Therapies, Inc.†	75,875	5,972,880
REVOLUTION Medicines, Inc.†	47,158	2,152,291
Royalty Pharma PLC, Class A	96,072	2,706,348
Sarepta Therapeutics, Inc.†	11,191	1,591,808
Viking Therapeutics, Inc.†	42,046	2,396,622
		35,734,262
Building Materials — 3.4%
AAON, Inc.	65,617	5,809,073
Eagle Materials, Inc.	17,042	4,640,537
Simpson Manufacturing Co., Inc.	28,870	5,545,638
Trane Technologies PLC	18,405	6,152,423
		22,147,671
Commercial Services — 6.2%
Booz Allen Hamilton Holding Corp.	76,617	10,979,982
Bright Horizons Family Solutions, Inc.†	56,147	6,751,677
Cintas Corp.	4,966	3,793,726
Moody's Corp.	16,125	7,360,740
Quanta Services, Inc.	37,464	9,942,196
Remitly Global, Inc.†	131,195	1,733,086
		40,561,407
Computers — 5.1%
Crowdstrike Holdings, Inc., Class A†	7,758	1,799,546
CyberArk Software, Ltd.†	14,344	3,677,515
Gartner, Inc.†	23,229	11,642,142
Globant SA†	31,683	6,168,997
Rubrik, Inc., Class A†	35,498	1,320,526
Super Micro Computer, Inc.†	13,031	9,143,201
		33,751,927
Cosmetics/Personal Care — 1.0%
e.l.f. Beauty, Inc.†	38,509	6,645,883
Distribution/Wholesale — 1.8%
Copart, Inc.†	103,029	5,391,508
Pool Corp.	17,401	6,508,670
		11,900,178
Diversified Financial Services — 7.3%
Air Lease Corp.	98,327	4,878,986
Ares Management Corp., Class A	73,254	11,222,513
Coinbase Global, Inc., Class A†	14,072	3,157,194
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Interactive Brokers Group, Inc., Class A	54,933	$ 6,551,859
LPL Financial Holdings, Inc.	23,787	5,269,296
Raymond James Financial, Inc.	38,160	4,426,560
Rocket Cos., Inc., Class A†	298,294	4,829,380
Tradeweb Markets, Inc., Class A	65,774	7,345,640
		47,681,428
Electric — 0.6%
Vistra Corp.	46,777	3,705,674
Electrical Components & Equipment — 0.9%
AMETEK, Inc.	32,564	5,649,203
Electronics — 3.5%
Amphenol Corp., Class A	84,776	5,447,706
Garmin, Ltd.	33,823	5,792,189
Hubbell, Inc.	12,405	4,908,038
Mettler-Toledo International, Inc.†	2,676	4,070,276
Woodward, Inc.	18,530	2,890,495
		23,108,704
Hand/Machine Tools — 0.7%
MSA Safety, Inc.	25,716	4,851,323
Healthcare-Products — 5.3%
Agilent Technologies, Inc.	25,573	3,616,022
Align Technology, Inc.†	963	223,300
Cooper Cos., Inc.	50,779	4,739,204
Exact Sciences Corp.†	79,058	3,611,370
IDEXX Laboratories, Inc.†	9,128	4,346,023
Inspire Medical Systems, Inc.†	25,033	3,530,905
Natera, Inc.†	81,748	8,370,178
West Pharmaceutical Services, Inc.	20,183	6,179,429
		34,616,431
Healthcare-Services — 2.0%
Acadia Healthcare Co., Inc.†	64,465	4,180,555
Centene Corp.†	53,782	4,136,911
IQVIA Holdings, Inc.†	20,128	4,956,118
		13,273,584
Home Builders — 0.5%
Thor Industries, Inc.	33,581	3,564,287
Insurance — 0.9%
Arthur J. Gallagher & Co.	21,342	6,050,244
Internet — 2.4%
DoorDash, Inc., Class A†	47,710	5,282,451
Palo Alto Networks, Inc.†	12,855	4,174,404
Pinterest, Inc., Class A†	76,843	2,455,134
Robinhood Markets, Inc., Class A†	184,401	3,793,129
		15,705,118
Lodging — 2.5%
Hilton Worldwide Holdings, Inc.	50,980	10,943,877
Las Vegas Sands Corp.	130,603	5,181,021
		16,124,898
Machinery-Construction & Mining — 1.9%
Vertiv Holdings Co., Class A	154,777	12,180,950
Machinery-Diversified — 2.2%
Esab Corp.	34,316	3,486,506
Ingersoll Rand, Inc.	59,375	5,961,250
Westinghouse Air Brake Technologies Corp.	32,561	5,247,205
		14,694,961

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media — 0.7%
FactSet Research Systems, Inc.	10,707	$ 4,422,955
Miscellaneous Manufacturing — 2.0%
ITT, Inc.	60,010	8,489,014
Teledyne Technologies, Inc.†	11,565	4,878,811
		13,367,825
Oil & Gas — 0.9%
EOG Resources, Inc.	49,023	6,216,116
Oil & Gas Services — 1.4%
TechnipFMC PLC	300,727	8,871,447
Pharmaceuticals — 3.0%
Dexcom, Inc.†	90,954	6,168,500
McKesson Corp.	13,633	8,411,834
Neurocrine Biosciences, Inc.†	34,717	4,914,886
		19,495,220
Pipelines — 1.2%
Cheniere Energy, Inc.	43,405	7,927,489
Private Equity — 1.1%
KKR & Co., Inc.	59,871	7,391,075
Retail — 6.7%
AutoZone, Inc.†	1,437	4,503,112
Burlington Stores, Inc.†	26,312	6,849,540
Casey's General Stores, Inc.	15,981	6,198,071
Domino's Pizza, Inc.	17,341	7,434,087
Floor & Decor Holdings, Inc., Class A†	26,172	2,564,856
Ross Stores, Inc.	48,284	6,915,717
Tractor Supply Co.	36,006	9,481,100
		43,946,483
Semiconductors — 7.2%
Astera Labs, Inc.†	17,623	772,592
Entegris, Inc.	85,646	10,131,065
Marvell Technology, Inc.	73,701	4,936,493
Monolithic Power Systems, Inc.	12,159	10,494,311
ON Semiconductor Corp.†	79,160	6,194,270
Onto Innovation, Inc.†	17,728	3,391,366
Rambus, Inc.†	76,285	3,924,101
Teradyne, Inc.	56,747	7,442,937
		47,287,135
Security Description	Shares or Principal Amount	Value

Software — 11.7%
Confluent, Inc., Class A†	217,382	$ 5,438,898
Datadog, Inc., Class A†	89,224	10,389,243
Elastic NV†	51,527	5,650,966
HubSpot, Inc.†	20,377	10,127,980
MongoDB, Inc.†	29,053	7,331,815
MSCI, Inc.	13,327	7,206,708
Nutanix, Inc., Class A†	46,034	2,325,177
Palantir Technologies, Inc., Class A†	136,958	3,682,801
Procore Technologies, Inc.†	63,798	4,531,572
Snowflake, Inc., Class A†	22,081	2,878,921
Synopsys, Inc.†	8,244	4,602,790
Take-Two Interactive Software, Inc.†	39,818	5,993,804
Tyler Technologies, Inc.†	11,556	6,565,079
		76,725,754
Telecommunications — 0.6%
Arista Networks, Inc.†	11,410	3,954,136
Transportation — 2.0%
JB Hunt Transport Services, Inc.	26,674	4,618,603
Saia, Inc.†	19,799	8,273,012
		12,891,615
Total Long-Term Investment Securities (cost $576,568,757)		646,515,336
SHORT-TERM INVESTMENTS — 1.4%
Unaffiliated Investment Companies — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (cost $9,214,612)	9,214,612	9,214,612
TOTAL INVESTMENTS (cost $585,783,369)(1)	100.1%	655,729,948
Other assets less liabilities	(0.1)	(673,994)
NET ASSETS	100.0%	$655,055,954
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$646,515,336	$—	$—	$646,515,336
Short-Term Investments	9,214,612	—	—	9,214,612
Total Investments at Value	$655,729,948	$—	$—	$655,729,948
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio@
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 65.3%
Aerospace/Defense — 0.5%
L3harris Technologies, Inc.
3.83%, 04/27/2025	$ 1,821,000	$ 1,800,133
Agriculture — 1.6%
Altria Group, Inc.
2.35%, 05/06/2025	1,808,000	1,765,814
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	1,797,000	1,731,106
Philip Morris International, Inc.
1.50%, 05/01/2025	230,000	223,714
Reynolds American, Inc.
4.45%, 06/12/2025	1,790,000	1,775,191
		5,495,825
Auto Manufacturers — 7.1%
American Honda Finance Corp.
1.00%, 09/10/2025	500,000	479,246
5.80%, 10/03/2025	665,000	671,293
American Honda Finance Corp. FRS
5.81%, (SOFR+0.45%), 06/13/2025	2,500,000	2,502,205
BMW US Capital LLC
5.30%, 08/11/2025*	332,000	332,462
BMW US Capital LLC FRS
5.90%, (SOFR+0.55%), 04/02/2026*	4,014,000	4,028,057
Daimler Truck Finance North America LLC
5.60%, 08/08/2025*	2,625,000	2,633,681
Hyundai Capital America
2.65%, 02/10/2025*	300,000	295,256
5.80%, 06/26/2025*	2,064,000	2,072,287
5.88%, 04/07/2025*	1,184,000	1,187,234
Mercedes-Benz Finance North America LLC
4.88%, 07/31/2026*	2,640,000	2,641,822
Toyota Motor Credit Corp. FRS
5.81%, (SOFR+0.45%), 05/15/2026	2,212,000	2,213,899
6.25%, (SOFR+0.89%), 05/18/2026	3,030,000	3,054,497
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	2,710,000	2,666,281
		24,778,220
Banks — 19.4%
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/2025	400,000	381,967
Banco Santander SA
2.75%, 05/28/2025	3,759,000	3,677,205
Bank of America Corp.
0.98%, 09/25/2025	2,197,000	2,181,114
1.32%, 06/19/2026	877,000	846,378
2.02%, 02/13/2026	302,000	296,410
6.66%, 04/02/2026	698,000	688,319
7.08%, 07/22/2026	480,000	477,261
Banque Federative du Credit Mutuel SA
5.90%, 07/13/2026*	2,709,000	2,755,913
Barclays PLC
4.38%, 01/12/2026	381,000	377,079
7.33%, 11/02/2026	2,248,000	2,295,247
Canadian Imperial Bank of Commerce
5.24%, 06/28/2027	835,000	843,345
Citibank NA
4.93%, 08/06/2026	774,000	774,590
Citigroup, Inc.
2.01%, 01/25/2026	679,000	667,298
Danske Bank A/S
6.26%, 09/22/2026*	1,103,000	1,114,786
Security Description	Shares or Principal Amount	Value

Banks (continued)
DBS Group Holdings, Ltd. FRS
5.94%, (SOFR+0.61%), 09/12/2025*	$ 4,700,000	$ 4,709,494
5.94%, (SOFR+0.61%), 09/12/2025	2,715,000	2,720,484
Goldman Sachs Group, Inc.
3.50%, 04/01/2025	3,136,000	3,096,193
5.94%, 02/12/2026	1,747,000	1,703,840
HSBC Holdings PLC
6.87%, 04/18/2026	4,648,000	4,522,957
ING Groep NV
3.95%, 03/29/2027	365,000	356,233
4.63%, 01/06/2026*	3,193,000	3,174,073
Landeskreditbank Baden-Wuerttemberg Foerderbank FRS
6.36%, (SOFR+1.00%), 04/01/2025	800,000	803,971
Lloyds Banking Group PLC
4.72%, 08/11/2026	3,574,000	3,549,127
Macquarie Bank, Ltd.
5.27%, 07/02/2027*	1,241,000	1,259,598
Macquarie Group, Ltd.
6.21%, 11/22/2024*	308,000	308,655
Mitsubishi UFJ Financial Group, Inc.
3.84%, 04/17/2026	2,332,000	2,306,502
Mizuho Financial Group, Inc.
2.23%, 05/25/2026	1,800,000	1,755,615
3.48%, 04/12/2026*	2,548,000	2,483,159
Morgan Stanley
6.08%, 10/21/2025	2,466,000	2,439,569
Morgan Stanley Bank NA
4.97%, 07/14/2028	452,000	453,181
NatWest Group PLC
5.85%, 03/02/2027	1,205,000	1,215,822
7.47%, 11/10/2026	1,638,000	1,679,687
NatWest Markets PLC
1.60%, 09/29/2026*	660,000	613,877
Santander UK Group Holdings PLC
6.83%, 11/21/2026	496,000	504,558
Standard Chartered PLC
1.82%, 11/23/2025*	705,000	696,634
4.05%, 04/12/2026*	1,865,000	1,831,774
6.17%, 01/09/2027*	618,000	624,685
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/2025	950,000	917,661
5.46%, 01/13/2026	1,685,000	1,694,112
UBS AG
3.70%, 02/21/2025	983,000	973,425
UBS Group AG
4.13%, 09/24/2025*	3,650,000	3,599,179
		67,370,977
Beverages — 1.8%
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025	815,000	799,018
PepsiCo, Inc. FRS
5.76%, (SOFR+0.40%), 02/13/2026	5,279,000	5,293,544
		6,092,562
Biotechnology — 0.5%
Amgen, Inc.
3.13%, 05/01/2025	1,785,000	1,755,596
5.25%, 03/02/2025	50,000	49,950
		1,805,546

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio@
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials — 0.1%
CRH America, Inc.
3.88%, 05/18/2025*	$ 328,000	$ 323,327
Chemicals — 2.6%
Eastman Chemical Co.
3.80%, 03/15/2025	1,817,000	1,798,639
EIDP, Inc.
1.70%, 07/15/2025	3,730,000	3,607,744
International Flavors & Fragrances, Inc.
1.23%, 10/01/2025*	911,000	869,198
Nutrien, Ltd.
3.00%, 04/01/2025	2,749,000	2,706,909
		8,982,490
Commercial Services — 0.3%
Global Payments, Inc.
2.65%, 02/15/2025	913,000	898,866
Computers — 0.7%
HP, Inc.
2.20%, 06/17/2025	1,824,000	1,773,831
Leidos, Inc.
3.63%, 05/15/2025	480,000	472,756
		2,246,587
Cosmetics/Personal Care — 0.5%
Haleon UK Capital PLC
3.13%, 03/24/2025	1,800,000	1,772,625
Diversified Financial Services — 2.4%
American Express Co.
5.04%, 07/26/2028	491,000	493,252
American Express Co. FRS
6.12%, (SOFR+0.76%), 02/13/2026	2,039,000	2,046,476
Capital One Financial Corp.
2.64%, 03/03/2026	805,000	790,677
Intercontinental Exchange, Inc.
3.65%, 05/23/2025	1,483,000	1,463,421
Nomura Holdings, Inc.
1.85%, 07/16/2025	2,769,000	2,676,281
2.65%, 01/16/2025	1,014,000	1,000,314
		8,470,421
Electric — 4.5%
AES Corp.
1.38%, 01/15/2026	921,000	871,498
Constellation Energy Generation LLC
3.25%, 06/01/2025	1,800,000	1,767,342
Dominion Energy, Inc.
3.90%, 10/01/2025	1,832,000	1,806,182
DTE Energy Co.
1.05%, 06/01/2025	1,804,000	1,740,256
4.95%, 07/01/2027	322,000	322,627
Enel Finance International NV
4.50%, 06/15/2025*	1,103,000	1,092,788
Entergy Corp.
0.90%, 09/15/2025	1,885,000	1,800,287
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	2,590,000	2,606,032
Oncor Electric Delivery Co. LLC
0.55%, 10/01/2025	1,918,000	1,823,498
Public Service Enterprise Group, Inc.
0.80%, 08/15/2025	1,819,000	1,736,648
		15,567,158
Security Description	Shares or Principal Amount	Value

Electronics — 0.2%
Amphenol Corp.
2.05%, 03/01/2025	$ 821,000	$ 804,075
Environmental Control — 0.6%
Republic Services, Inc.
3.20%, 03/15/2025	2,013,000	1,986,583
Food — 0.5%
General Mills, Inc.
4.00%, 04/17/2025	1,818,000	1,800,792
Forest Products & Paper — 0.8%
Georgia-Pacific LLC
1.75%, 09/30/2025*	2,833,000	2,729,795
Gas — 0.5%
NiSource, Inc.
0.95%, 08/15/2025	1,874,000	1,794,687
Hand/Machine Tools — 0.8%
Stanley Black & Decker, Inc.
2.30%, 02/24/2025	2,755,000	2,703,479
Healthcare-Products — 1.8%
Boston Scientific Corp.
1.90%, 06/01/2025	2,775,000	2,698,880
Stryker Corp.
1.15%, 06/15/2025	2,250,000	2,170,526
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/2024	1,390,000	1,371,738
3.55%, 04/01/2025	150,000	148,029
		6,389,173
Healthcare-Services — 1.4%
Elevance Health, Inc.
2.38%, 01/15/2025	1,816,000	1,790,549
Humana, Inc.
4.50%, 04/01/2025	1,280,000	1,273,719
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	1,653,000	1,635,125
		4,699,393
Insurance — 3.7%
CNA Financial Corp.
4.50%, 03/01/2026	2,697,000	2,675,011
Jackson National Life Global Funding
5.55%, 07/02/2027*	740,000	748,252
Lincoln National Corp.
3.35%, 03/09/2025	175,000	172,761
New York Life Global Funding FRS
6.04%, (SOFR+0.67%), 04/02/2027*	513,000	515,134
6.29%, (SOFR+0.93%), 04/02/2026*	6,036,000	6,097,265
Principal Financial Group, Inc.
3.40%, 05/15/2025	235,000	231,569
Principal Life Global Funding II
1.25%, 06/23/2025*	2,562,000	2,474,585
		12,914,577
Machinery-Construction & Mining — 1.3%
Caterpillar Financial Services Corp. FRS
5.87%, (SOFR+0.52%), 06/13/2025	4,352,000	4,364,061
Machinery-Diversified — 0.5%
Otis Worldwide Corp.
2.06%, 04/05/2025	1,851,000	1,810,324

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio@
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media — 1.5%
Comcast Corp.
3.95%, 10/15/2025	$ 311,000	$ 307,387
Cox Communications, Inc.
3.85%, 02/01/2025*	1,802,000	1,784,210
Fox Corp.
3.05%, 04/07/2025	1,833,000	1,803,777
Walt Disney Co.
3.70%, 10/15/2025	1,433,000	1,413,596
		5,308,970
Oil & Gas — 0.8%
Marathon Petroleum Corp.
4.70%, 05/01/2025	1,750,000	1,739,504
Phillips 66
3.85%, 04/09/2025	1,051,000	1,039,791
		2,779,295
Packaging & Containers — 0.8%
Sonoco Products Co.
1.80%, 02/01/2025	1,148,000	1,124,970
WRKCo., Inc.
3.75%, 03/15/2025	1,814,000	1,793,864
		2,918,834
Pharmaceuticals — 1.6%
Cigna Corp.
3.25%, 04/15/2025	2,746,000	2,704,736
CVS Health Corp.
3.88%, 07/20/2025	1,811,000	1,784,013
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	1,081,000	1,068,490
		5,557,239
REITS — 0.9%
American Tower Corp.
2.40%, 03/15/2025	920,000	901,897
Boston Properties LP
3.20%, 01/15/2025	829,000	818,990
Crown Castle, Inc.
1.35%, 07/15/2025	937,000	902,307
Kilroy Realty LP
3.45%, 12/15/2024	672,000	665,692
		3,288,886
Retail — 1.7%
AutoZone, Inc.
3.25%, 04/15/2025	1,831,000	1,803,127
Home Depot, Inc.
5.10%, 12/24/2025	452,000	453,922
5.15%, 06/25/2026	807,000	814,343
McDonald's Corp.
3.38%, 05/26/2025	2,710,000	2,670,533
Starbucks Corp.
3.80%, 08/15/2025	218,000	215,202
		5,957,127
Software — 2.1%
Fidelity National Information Services, Inc.
4.50%, 07/15/2025	1,791,000	1,777,955
Fiserv, Inc.
3.85%, 06/01/2025	1,002,000	989,556
Oracle Corp.
2.95%, 05/15/2025	1,817,000	1,783,591
Security Description	Shares or Principal Amount	Value

Software (continued)
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	$ 1,825,000	$ 1,800,687
VMware LLC
4.50%, 05/15/2025	882,000	875,308
		7,227,097
Telecommunications — 0.5%
T-Mobile USA, Inc.
3.50%, 04/15/2025	1,828,000	1,801,928
Transportation — 0.8%
Union Pacific Corp.
3.25%, 08/15/2025	2,739,000	2,689,986
Trucking & Leasing — 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/2025*	483,000	459,086
3.95%, 03/10/2025*	1,277,000	1,264,170
		1,723,256
Total Corporate Bonds & Notes (cost $226,261,960)		226,854,294
ASSET BACKED SECURITIES — 14.5%
Auto Loan Receivables — 4.7%
BofA Auto Trust
Series 2024-1A, Class A2 5.57%, 12/15/2026*	1,371,000	1,373,763
Ford Credit Auto Owner Trust
Series 2022-C, Class A3 4.48%, 12/15/2026	3,383,188	3,364,804
GM Financial Automobile Leasing Trust
Series 2024-2, Class A2A 5.43%, 09/21/2026	1,268,000	1,271,464
Hyundai Auto Receivables Trust
Series 2021-C, Class A3 0.74%, 05/15/2026	1,383,768	1,364,326
Series 2024-A, Class A2A 5.29%, 04/15/2027	1,253,000	1,253,454
Mercedes-Benz Auto Lease Trust
Series 2024-A, Class A2A 5.44%, 02/16/2027	2,431,000	2,437,709
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A3 4.46%, 05/17/2027	1,368,000	1,360,224
Porsche Financial Auto Securitization Trust
Series 2023-1A, Class A3 4.81%, 09/22/2028*	836,000	833,350
SBNA Auto Lease Trust
Series 2024-B, Class A2 5.67%, 11/20/2026*	700,000	701,773
World Omni Auto Receivables Trust
Series 2024-B, Class A2A 5.48%, 09/15/2027	2,235,000	2,239,785
		16,200,652
Credit Card Receivables — 1.6%
American Express Credit Account Master Trust
Series 2021-1, Class A 0.90%, 11/15/2026	3,600,000	3,552,169
Series 2022-3, Class A 3.75%, 08/15/2027	2,100,000	2,072,390
		5,624,559

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio@
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities — 8.2%
Apidos CLO XVIII FRS
Series 2018-18A, Class AR 6.47%, (TSFR3M+1.15%), 10/22/2030*	$ 1,143,193	$ 1,144,406
Apidos CLO XXV FRS
Series 2016-25A, Class A1R2 6.47%, (TSFR3M+1.15%), 10/20/2031*	1,542,559	1,550,030
Apidos CLO XXXI FRS
Series 2019-31A, Class A1R 6.69%, (TSFR3M+1.36%), 04/15/2031*	2,733,318	2,734,671
Ares XXXVII CLO, Ltd. FRS
Series 2015-4A, Class A1RR 6.41%, (TSFR3M+1.08%), 10/15/2030*	2,601,521	2,604,382
Benefit Street Partners CLO VIII, Ltd. FRS
Series 2015-8A, Class A1AR 6.69%, (TSFR3M+1.36%), 01/20/2031*	425,269	425,392
Buttermilk Park CLO, Ltd. FRS
Series 2018-1A, Class A1R 6.41%, (TSFR3M+1.08%), 10/15/2031*	1,556,175	1,556,583
Carlyle US CLO, Ltd. FRS
Series 2018-2A, Class A1R 6.48%, (TSFR3M+1.15%), 10/15/2031*	702,862	703,495
Dell Equipment Finance Trust
Series 2023-3, Class A2 6.10%, 04/23/2029*	876,944	878,695
Dewolf Park CLO, Ltd. FRS
Series 2017-1A, Class AR 6.48%, (TSFR3M+1.18%), 10/15/2030*	1,623,599	1,624,735
Galaxy XX CLO, Ltd. FRS
Series 2015-20A, Class AR 6.59%, (TSFR3M+1.26%), 04/20/2031*	990,530	992,732
Galaxy XXVI CLO, Ltd. FRS
Series 2018-26A, Class AR 6.50%, (TSFR3M+1.17%), 11/22/2031*	2,534,158	2,546,586
John Deere Owner Trust
Series 2022-C, Class A3 5.09%, 06/15/2027	1,910,000	1,907,091
Magnetite XII, Ltd. FRS
Series 2015-12A, Class AR4 6.48%, (TSFR3M+1.15%), 10/15/2031*	2,091,546	2,093,428
Palmer Square Loan Funding, Ltd. FRS
Series 2024-3A, Class A1 6.42%, (TSFR3M+1.08%), 08/08/2032*	3,375,000	3,376,148
SCF Equipment Leasing LLC
Series 2024-1A, Class A2 5.88%, 11/20/2029*	433,000	434,817
Symphony CLO XX, Ltd. FRS
Series 2018-20A, Class AR2 6.44%, (TSFR3M+1.10%), 01/16/2032*	2,313,960	2,313,960
Symphony CLO, Ltd. FRS
Series 2022-34A, Class X 6.87%, (TSFR3M+1.55%), 07/24/2036*	1,603,571	1,610,464
		28,497,615
Total Asset Backed Securities (cost $50,214,111)		50,322,826
Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 8.3%
U.S. Government — 8.3%
United States Treasury Notes FRS
5.47%, (3 UTBMM+0.17%), 04/30/2025	$25,850,000	$ 25,854,349
5.50%, (3 UTBMM+0.20%), 01/31/2025	3,150,000	3,151,102
Total U.S. Government & Agency Obligations (cost $29,009,209)		29,005,451
FOREIGN GOVERNMENT OBLIGATIONS — 1.1%
Diversified Financial Services — 1.1%
CDP Financial, Inc. FRS
5.73%, (SOFR+0.40%), 05/19/2025*	2,400,000	2,402,543
5.73%, (SOFR+0.40%), 05/19/2025	1,600,000	1,601,695
Total Foreign Government Obligations (cost $4,001,168)		4,004,238
Total Long-Term Investment Securities (cost $309,486,448)		310,186,809
SHORT-TERM INVESTMENTS — 11.8%
Certificate of Deposit — 1.2%
Bank of Nova Scotia FRS
5.67%, (SOFR+0.34%), 06/04/2025	3,379,000	3,379,525
Kookmin Bank FRS
5.85%, (SOFR+0.52%), 04/23/2025	867,000	867,192
		4,246,717
Commercial Paper — 7.0%
Brookfield Corporate Treasury, Ltd.
5.76%, 10/09/2024*	2,400,000	2,373,167
Citigroup Global Markets, Inc.
5.21%, 06/03/2025*	3,017,000	2,889,917
Enel Finance America LLC
5.56%, 11/18/2024*	1,425,000	1,401,299
Glencore Funding LLC
5.47%, 02/28/2025*	2,532,000	2,453,460
Henkel Corp.
5.38%, 11/25/2024*	2,974,000	2,924,043
National Bank of Canada
5.25%, 05/23/2025*	3,938,000	3,777,902
Reckitt Benckiser Treasury Services PLC
5.54%, 09/24/2024*	1,482,000	1,469,396
Sempra Energy
5.52%, 11/12/2024*	1,500,000	1,476,245
Societe Generale
5.25%, 05/29/2025*	3,746,000	3,592,132
Walt Disney Co.
5.38%, 01/09/2025*	2,017,000	1,969,366
		24,326,927

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio@
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(1)	12,279,907	$ 12,279,907
Total Short-Term Investments (cost $40,821,853)		40,853,551
TOTAL INVESTMENTS (cost $350,308,301)(2)	101.0%	351,040,360
Other assets less liabilities	(1.0)	(3,396,095)
NET ASSETS	100.0%	$347,644,265
@	See Note 1
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Ultra-Short Bond Portfolio has no right to demand registration of these securities. At July 31, 2024, the aggregate value of these securities was $113,615,597 representing 32.7% of net assets.
(1)	The rate shown is the 7-day yield as of July 31, 2024.
(2)	See Note 4 for cost of investments on a tax basis.
3 UTBMM—US Treasury 3 Month Bill Money Market Yield
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
SOFR—Secured Overnight Financing Rate
TSFR3M—Term Secured Overnight Financing Rate 3 Month
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$226,854,294	$—	$226,854,294
Asset Backed Securities	—	50,322,826	—	50,322,826
U.S. Government & Agency Obligations	—	29,005,451	—	29,005,451
Foreign Government Obligations	—	4,004,238	—	4,004,238
Short-Term Investments:
Unaffiliated Investment Companies	12,279,907	—	—	12,279,907
Other Short-Term Investments	—	28,573,644	—	28,573,644
Total Investments at Value	$12,279,907	$338,760,453	$—	$351,040,360
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Aerospace/Defense — 0.9%
Boeing Co.†	5,597	$ 1,066,788
General Electric Co.	10,376	1,765,995
Howmet Aerospace, Inc.	4,958	474,481
TransDigm Group, Inc.	1,234	1,597,068
		4,904,332
Agriculture — 0.3%
Philip Morris International, Inc.	12,680	1,460,229
Airlines — 0.1%
Delta Air Lines, Inc.	7,967	342,740
Apparel — 0.3%
Deckers Outdoor Corp.†	566	522,209
NIKE, Inc., Class B	11,484	859,692
Ralph Lauren Corp.	473	83,054
		1,464,955
Auto Manufacturers — 2.7%
PACCAR, Inc.	8,435	832,197
Tesla, Inc.†	61,166	14,194,794
		15,026,991
Beverages — 0.8%
Coca-Cola Co.	33,334	2,224,711
Monster Beverage Corp.†	9,382	482,704
PepsiCo, Inc.	10,911	1,884,002
		4,591,417
Biotechnology — 0.6%
Regeneron Pharmaceuticals, Inc.†	1,403	1,514,104
Vertex Pharmaceuticals, Inc.†	3,641	1,804,916
		3,319,020
Building Materials — 0.6%
Builders FirstSource, Inc.†	2,691	450,393
Carrier Global Corp.	8,867	603,931
Martin Marietta Materials, Inc.	897	532,235
Masco Corp.	2,622	204,123
Trane Technologies PLC	3,443	1,150,926
Vulcan Materials Co.	1,866	512,235
		3,453,843
Chemicals — 0.8%
Celanese Corp.	2,215	312,647
CF Industries Holdings, Inc.	2,176	166,225
Ecolab, Inc.	2,857	659,081
Linde PLC	5,511	2,499,239
Sherwin-Williams Co.	2,571	901,907
		4,539,099
Commercial Services — 1.2%
Automatic Data Processing, Inc.	3,519	924,160
Cintas Corp.	1,046	799,081
Corpay, Inc.†	1,549	452,029
Equifax, Inc.	1,063	296,970
Moody's Corp.	1,627	742,693
Quanta Services, Inc.	2,227	591,001
Rollins, Inc.	2,662	127,536
S&P Global, Inc.	3,105	1,505,087
United Rentals, Inc.	1,468	1,111,423
Verisk Analytics, Inc.	1,730	452,828
		7,002,808
Security Description	Shares or Principal Amount	Value

Computers — 13.2%
Accenture PLC, Class A	7,485	$ 2,474,691
Apple, Inc.	304,468	67,616,253
Crowdstrike Holdings, Inc., Class A†	5,085	1,179,517
EPAM Systems, Inc.†	511	109,931
Fortinet, Inc.†	13,978	811,283
Gartner, Inc.†	1,711	857,536
NetApp, Inc.	1,683	213,707
Seagate Technology Holdings PLC	1,765	180,330
Super Micro Computer, Inc.†	1,110	778,832
		74,222,080
Cosmetics/Personal Care — 0.7%
Colgate-Palmolive Co.	7,054	699,686
Procter & Gamble Co.	20,291	3,261,981
		3,961,667
Distribution/Wholesale — 0.4%
Copart, Inc.†	19,288	1,009,341
Fastenal Co.	6,311	446,503
Pool Corp.	482	180,287
WW Grainger, Inc.	723	706,234
		2,342,365
Diversified Financial Services — 2.9%
American Express Co.	8,769	2,218,908
Ameriprise Financial, Inc.	1,161	499,311
Cboe Global Markets, Inc.	1,484	272,329
CME Group, Inc.	2,858	553,623
Discover Financial Services	2,983	429,522
Mastercard, Inc., Class A	13,031	6,042,605
Visa, Inc., Class A	22,904	6,084,906
		16,101,204
Electric — 0.2%
Constellation Energy Corp.	3,127	593,505
Vistra Corp.	7,200	570,384
		1,163,889
Electrical Components & Equipment — 0.4%
AMETEK, Inc.	2,449	424,852
Eaton Corp. PLC	5,464	1,665,373
Generac Holdings, Inc.†	815	126,879
		2,217,104
Electronics — 0.5%
Allegion PLC	733	100,282
Amphenol Corp., Class A	14,829	952,911
Fortive Corp.	7,761	557,628
Garmin, Ltd.	1,829	313,216
Hubbell, Inc.	544	215,234
Jabil, Inc.	1,436	161,794
Mettler-Toledo International, Inc.†	179	272,264
TE Connectivity, Ltd.	2,633	406,351
		2,979,680
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	1,110	127,772
Entertainment — 0.1%
Caesars Entertainment, Inc.†	2,767	110,542
Live Nation Entertainment, Inc.†	3,140	302,036
		412,578
Environmental Control — 0.3%
Pentair PLC	2,562	225,123

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control (continued)
Republic Services, Inc.	2,572	$ 499,791
Waste Management, Inc.	3,782	766,460
		1,491,374
Food — 0.2%
Hershey Co.	1,237	244,283
Lamb Weston Holdings, Inc.	2,101	126,102
Mondelez International, Inc., Class A	12,420	848,907
		1,219,292
Hand/Machine Tools — 0.0%
Snap-on, Inc.	523	150,117
Healthcare-Products — 1.7%
Align Technology, Inc.†	849	196,866
Boston Scientific Corp.†	17,826	1,316,985
Cooper Cos., Inc.	1,840	171,727
Edwards Lifesciences Corp.†	4,915	309,891
IDEXX Laboratories, Inc.†	1,020	485,642
Insulet Corp.†	587	114,084
Intuitive Surgical, Inc.†	5,161	2,294,632
STERIS PLC	1,220	291,287
Stryker Corp.	4,784	1,566,521
Thermo Fisher Scientific, Inc.	3,198	1,961,461
Waters Corp.†	484	162,760
West Pharmaceutical Services, Inc.	1,606	491,709
		9,363,565
Healthcare-Services — 1.1%
DaVita, Inc.†	627	85,661
HCA Healthcare, Inc.	2,051	744,615
IQVIA Holdings, Inc.†	1,526	375,747
Molina Healthcare, Inc.†	762	260,048
UnitedHealth Group, Inc.	7,710	4,442,194
		5,908,265
Home Builders — 0.5%
D.R. Horton, Inc.	6,534	1,175,663
Lennar Corp., Class A	3,023	534,859
NVR, Inc.†	69	593,916
PulteGroup, Inc.	4,637	612,084
		2,916,522
Household Products/Wares — 0.0%
Church & Dwight Co., Inc.	2,480	243,065
Insurance — 0.9%
Aon PLC, Class A	2,445	803,207
Arch Capital Group, Ltd.†	8,244	789,610
Arthur J. Gallagher & Co.	2,457	696,535
Brown & Brown, Inc.	4,071	404,780
Marsh & McLennan Cos., Inc.	5,648	1,257,075
Progressive Corp.	6,456	1,382,359
		5,333,566
Internet — 18.3%
Airbnb, Inc., Class A†	4,866	679,099
Alphabet, Inc., Class A	124,076	21,283,997
Alphabet, Inc., Class C	103,224	17,873,236
Amazon.com, Inc.†	130,348	24,372,469
Booking Holdings, Inc.	748	2,778,827
CDW Corp.	1,244	271,329
Etsy, Inc.†	1,134	73,869
Expedia Group, Inc.†	2,799	357,348
Security Description	Shares or Principal Amount	Value

Internet (continued)
GoDaddy, Inc., Class A†	3,107	$ 451,913
Meta Platforms, Inc., Class A	48,311	22,939,512
Netflix, Inc.†	9,499	5,968,697
Palo Alto Networks, Inc.†	7,123	2,313,052
Uber Technologies, Inc.†	46,064	2,969,746
VeriSign, Inc.†	917	171,488
		102,504,582
Iron/Steel — 0.1%
Nucor Corp.	3,330	542,590
Steel Dynamics, Inc.	2,051	273,234
		815,824
Leisure Time — 0.2%
Carnival Corp.†	15,810	263,394
Norwegian Cruise Line Holdings, Ltd.†	9,458	174,311
Royal Caribbean Cruises, Ltd.†	5,219	817,922
		1,255,627
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	5,512	1,183,261
Las Vegas Sands Corp.	4,909	194,740
Marriott International, Inc., Class A	5,289	1,202,190
MGM Resorts International†	3,762	161,653
Wynn Resorts, Ltd.	2,082	172,431
		2,914,275
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	6,253	2,164,789
GE Vernova, Inc.†	2,598	463,067
		2,627,856
Machinery-Diversified — 0.5%
Deere & Co.	3,253	1,210,051
Ingersoll Rand, Inc.	6,848	687,539
Otis Worldwide Corp.	3,476	328,482
Rockwell Automation, Inc.	1,206	336,052
		2,562,124
Media — 0.1%
Charter Communications, Inc., Class A†	993	377,062
FactSet Research Systems, Inc.	395	163,171
		540,233
Mining — 0.1%
Freeport-McMoRan, Inc.	15,834	719,022
Miscellaneous Manufacturing — 0.5%
A.O. Smith Corp.	1,677	142,612
Axon Enterprise, Inc.†	1,564	469,216
Illinois Tool Works, Inc.	2,754	681,009
Parker-Hannifin Corp.	2,210	1,240,163
		2,533,000
Oil & Gas — 1.1%
APA Corp.	7,937	247,555
ConocoPhillips	17,790	1,978,248
Coterra Energy, Inc.	10,828	279,362
Diamondback Energy, Inc.	3,932	795,483
EOG Resources, Inc.	8,362	1,060,302
Hess Corp.	6,093	934,788
Marathon Oil Corp.	6,590	184,850
Marathon Petroleum Corp.	4,272	756,229
		6,236,817

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals — 3.7%
AbbVie, Inc.	14,404	$ 2,669,349
Dexcom, Inc.†	5,348	362,701
Eli Lilly & Co.	17,599	14,154,348
Merck & Co., Inc.	22,334	2,526,646
Zoetis, Inc.	5,532	995,981
		20,709,025
Pipelines — 0.3%
ONEOK, Inc.	7,977	664,723
Targa Resources Corp.	4,888	661,249
Williams Cos., Inc.	10,478	449,925
		1,775,897
Private Equity — 0.6%
Blackstone, Inc.	11,343	1,612,408
KKR & Co., Inc.	14,672	1,811,258
		3,423,666
Real Estate — 0.1%
CoStar Group, Inc.†	3,871	302,015
REITS — 0.7%
American Tower Corp.	4,221	930,309
Digital Realty Trust, Inc.	2,933	438,454
Equinix, Inc.	983	776,806
Host Hotels & Resorts, Inc.	9,326	163,298
Iron Mountain, Inc.	3,296	338,038
Public Storage	1,464	433,227
SBA Communications Corp.	947	207,904
Simon Property Group, Inc.	2,659	407,997
		3,696,033
Retail — 3.1%
AutoZone, Inc.†	263	824,161
Chipotle Mexican Grill, Inc.†	30,276	1,644,592
Costco Wholesale Corp.	4,106	3,375,132
Darden Restaurants, Inc.	1,368	200,125
Domino's Pizza, Inc.	308	132,040
Home Depot, Inc.	8,084	2,976,206
Lululemon Athletica, Inc.†	2,526	653,375
McDonald's Corp.	6,991	1,855,411
O'Reilly Automotive, Inc.†	948	1,067,770
Ross Stores, Inc.	7,392	1,058,756
Starbucks Corp.	14,733	1,148,437
TJX Cos., Inc.	16,228	1,834,089
Tractor Supply Co.	998	262,793
Ulta Beauty, Inc.†	697	254,328
Yum! Brands, Inc.	2,856	379,363
		17,666,578
Semiconductors — 17.6%
Advanced Micro Devices, Inc.†	35,632	5,148,111
Analog Devices, Inc.	6,450	1,492,401
Applied Materials, Inc.	18,317	3,886,867
Broadcom, Inc.	96,032	15,430,422
KLA Corp.	2,968	2,442,872
Lam Research Corp.	2,882	2,655,014
Microchip Technology, Inc.	7,029	624,035
Monolithic Power Systems, Inc.	1,073	926,096
NVIDIA Corp.	519,591	60,802,539
NXP Semiconductors NV	4,227	1,112,377
ON Semiconductor Corp.†	4,173	326,537
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
QUALCOMM, Inc.	12,816	$ 2,319,055
Texas Instruments, Inc.	7,427	1,513,697
		98,680,023
Software — 17.7%
Adobe, Inc.†	9,876	5,448,096
Akamai Technologies, Inc.†	1,578	155,086
ANSYS, Inc.†	1,097	344,052
Autodesk, Inc.†	2,452	606,919
Broadridge Financial Solutions, Inc.	1,485	317,790
Cadence Design Systems, Inc.†	5,999	1,605,692
Dayforce, Inc.†	1,915	113,521
Electronic Arts, Inc.	2,360	356,218
Fair Isaac Corp.†	545	872,000
Fiserv, Inc.†	6,707	1,097,064
Intuit, Inc.	6,172	3,995,444
Microsoft Corp.	156,993	65,678,022
MSCI, Inc.	996	538,597
Oracle Corp.	35,143	4,900,691
Paychex, Inc.	2,825	361,657
Paycom Software, Inc.	456	76,056
PTC, Inc.†	1,584	281,714
Roper Technologies, Inc.	1,015	552,921
Salesforce, Inc.	21,411	5,541,167
ServiceNow, Inc.†	4,519	3,680,229
Synopsys, Inc.†	3,363	1,877,630
Take-Two Interactive Software, Inc.†	1,750	263,428
Tyler Technologies, Inc.†	936	531,751
		99,195,745
Telecommunications — 0.5%
Arista Networks, Inc.†	5,596	1,939,294
Motorola Solutions, Inc.	2,133	850,896
		2,790,190
Transportation — 0.6%
CSX Corp.	21,548	756,335
Expeditors International of Washington, Inc.	1,152	143,792
Old Dominion Freight Line, Inc.	3,928	825,587
Union Pacific Corp.	6,053	1,493,457
		3,219,171
Total Common Stocks (cost $362,163,282)		550,427,242
UNAFFILIATED INVESTMENT COMPANIES — 1.7%
SPDR Portfolio S&P 500 Growth ETF (cost $10,005,827)	124,000	9,800,960
Total Long-Term Investment Securities (cost $372,169,109)		560,228,202

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
5.22%, 10/01/2024(1) (cost $49,558)	$ 50,000	$ 49,559
TOTAL INVESTMENTS (cost $372,218,667)(2)	99.9%	560,277,761
Other assets less liabilities	0.1	370,687
NET ASSETS	100.0%	$560,648,448
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Long	S&P 500 E-Mini Index	September 2024	$554,689	$555,800	$1,111
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$550,427,242	$—	$—	$550,427,242
Unaffiliated Investment Companies	9,800,960	—	—	9,800,960
Short-Term Investments	—	49,559	—	49,559
Total Investments at Value	$560,228,202	$49,559	$—	$560,277,761
Other Financial Instruments:†
Futures Contracts	$1,111	$—	$—	$1,111
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	26,571	$ 854,789
Omnicom Group, Inc.	13,787	1,351,678
		2,206,467
Aerospace/Defense — 1.8%
Boeing Co.†	40,625	7,743,125
General Dynamics Corp.	16,006	4,781,152
General Electric Co.	77,060	13,115,612
Howmet Aerospace, Inc.	27,299	2,612,515
L3Harris Technologies, Inc.	13,354	3,029,889
Lockheed Martin Corp.	15,034	8,147,225
Northrop Grumman Corp.	9,794	4,743,430
RTX Corp.	93,598	10,996,829
TransDigm Group, Inc.	3,939	5,097,933
		60,267,710
Agriculture — 0.6%
Altria Group, Inc.	120,921	5,926,338
Archer-Daniels-Midland Co.	34,809	2,158,506
Bunge Global SA	9,968	1,048,933
Philip Morris International, Inc.	109,441	12,603,226
		21,737,003
Airlines — 0.1%
American Airlines Group, Inc.†	46,189	491,451
Delta Air Lines, Inc.	45,431	1,954,442
Southwest Airlines Co.	42,132	1,135,036
United Airlines Holdings, Inc.†	23,148	1,051,382
		4,632,311
Apparel — 0.3%
Deckers Outdoor Corp.†	1,807	1,667,192
NIKE, Inc., Class B	85,287	6,384,585
Ralph Lauren Corp.	2,749	482,697
Tapestry, Inc.	16,176	648,496
		9,182,970
Auto Manufacturers — 1.8%
Cummins, Inc.	9,629	2,809,742
Ford Motor Co.	276,073	2,987,110
General Motors Co.	80,324	3,559,960
PACCAR, Inc.	36,900	3,640,554
Tesla, Inc.†	195,333	45,330,929
		58,328,295
Auto Parts & Equipment — 0.1%
Aptiv PLC†	19,153	1,329,027
BorgWarner, Inc.	16,040	566,372
		1,895,399
Banks — 4.1%
Bank of America Corp.	478,984	19,307,845
Bank of New York Mellon Corp.	52,646	3,425,675
Citigroup, Inc.	134,285	8,712,411
Citizens Financial Group, Inc.	32,034	1,366,891
Fifth Third Bancorp	48,157	2,038,967
Goldman Sachs Group, Inc.	22,701	11,555,490
Huntington Bancshares, Inc.	102,027	1,525,304
JPMorgan Chase & Co.	202,166	43,020,925
KeyCorp	66,378	1,070,677
M&T Bank Corp.	11,746	2,022,309
Morgan Stanley	88,097	9,092,491
Northern Trust Corp.	14,403	1,276,826
Security Description	Shares or Principal Amount	Value

Banks (continued)
PNC Financial Services Group, Inc.	28,013	$ 5,073,154
Regions Financial Corp.	64,474	1,442,283
State Street Corp.	21,209	1,802,129
Truist Financial Corp.	94,202	4,209,888
US Bancorp	109,856	4,930,337
Wells Fargo & Co.	245,438	14,564,291
		136,437,893
Beverages — 1.3%
Brown-Forman Corp., Class B	12,603	569,151
Coca-Cola Co.	272,954	18,216,950
Constellation Brands, Inc., Class A	11,335	2,778,889
Keurig Dr Pepper, Inc.	73,483	2,518,997
Molson Coors Beverage Co., Class B	12,801	676,533
Monster Beverage Corp.†	49,934	2,569,104
PepsiCo, Inc.	96,785	16,711,866
		44,041,490
Biotechnology — 1.4%
Amgen, Inc.	37,765	12,555,730
Biogen, Inc.†	10,251	2,185,513
Bio-Rad Laboratories, Inc., Class A†	1,436	485,885
Corteva, Inc.	49,067	2,752,659
Gilead Sciences, Inc.	87,709	6,671,147
Incyte Corp.†	11,193	728,328
Moderna, Inc.†	23,473	2,798,451
Regeneron Pharmaceuticals, Inc.†	7,468	8,059,391
Vertex Pharmaceuticals, Inc.†	18,167	9,005,745
		45,242,849
Building Materials — 0.6%
Builders FirstSource, Inc.†	8,593	1,438,210
Carrier Global Corp.	58,991	4,017,877
Johnson Controls International PLC	47,427	3,392,928
Martin Marietta Materials, Inc.	4,340	2,575,139
Masco Corp.	15,505	1,207,064
Mohawk Industries, Inc.†	3,731	600,952
Trane Technologies PLC	15,936	5,327,086
Vulcan Materials Co.	9,311	2,555,963
		21,115,219
Chemicals — 1.4%
Air Products & Chemicals, Inc.	15,650	4,129,252
Albemarle Corp.	8,274	775,026
Celanese Corp.	7,074	998,495
CF Industries Holdings, Inc.	12,868	982,987
Dow, Inc.	49,506	2,696,592
DuPont de Nemours, Inc.	29,435	2,463,709
Eastman Chemical Co.	8,283	855,882
Ecolab, Inc.	17,892	4,127,505
FMC Corp.	8,787	512,809
International Flavors & Fragrances, Inc.	17,977	1,788,352
Linde PLC	33,843	15,347,800
LyondellBasell Industries NV, Class A	18,110	1,801,221
Mosaic Co.	22,626	673,576
PPG Industries, Inc.	16,570	2,104,059
Sherwin-Williams Co.	16,422	5,760,838
		45,018,103
Commercial Services — 1.5%
Automatic Data Processing, Inc.	28,814	7,567,133
Cintas Corp.	6,071	4,637,880
Corpay, Inc.†	4,947	1,443,633
Equifax, Inc.	8,702	2,431,078

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Global Payments, Inc.	17,970	$ 1,826,471
MarketAxess Holdings, Inc.	2,668	596,378
Moody's Corp.	11,055	5,046,386
PayPal Holdings, Inc.†	73,642	4,844,171
Quanta Services, Inc.	10,306	2,735,006
Rollins, Inc.	19,772	947,276
S&P Global, Inc.	22,536	10,923,875
United Rentals, Inc.	4,688	3,549,285
Verisk Analytics, Inc.	10,045	2,629,279
		49,177,851
Computers — 8.4%
Accenture PLC, Class A	44,263	14,634,233
Apple, Inc.	1,014,752	225,356,124
Cognizant Technology Solutions Corp., Class A	35,003	2,649,027
Crowdstrike Holdings, Inc., Class A†	16,239	3,766,799
EPAM Systems, Inc.†	4,081	877,946
Fortinet, Inc.†	44,639	2,590,848
Gartner, Inc.†	5,465	2,739,003
Hewlett Packard Enterprise Co.	91,520	1,822,163
HP, Inc.	60,759	2,192,792
International Business Machines Corp.	64,670	12,425,694
Leidos Holdings, Inc.	9,519	1,374,544
NetApp, Inc.	14,529	1,844,892
Seagate Technology Holdings PLC	13,748	1,404,633
Super Micro Computer, Inc.†	3,545	2,487,349
Western Digital Corp.†	22,988	1,541,345
		277,707,392
Cosmetics/Personal Care — 1.1%
Colgate-Palmolive Co.	57,759	5,729,115
Estee Lauder Cos., Inc., Class A	16,404	1,634,003
Kenvue, Inc.	134,804	2,492,526
Procter & Gamble Co.	166,154	26,710,917
		36,566,561
Distribution/Wholesale — 0.3%
Copart, Inc.†	61,596	3,223,319
Fastenal Co.	40,308	2,851,791
LKQ Corp.	18,781	779,411
Pool Corp.	2,698	1,009,160
WW Grainger, Inc.	3,078	3,006,621
		10,870,302
Diversified Financial Services — 3.4%
American Express Co.	40,004	10,122,612
Ameriprise Financial, Inc.	6,993	3,007,479
BlackRock, Inc.	9,834	8,619,501
Capital One Financial Corp.	26,900	4,072,660
Cboe Global Markets, Inc.	7,403	1,358,525
Charles Schwab Corp.	105,102	6,851,599
CME Group, Inc.	25,348	4,910,161
Discover Financial Services	17,642	2,540,272
Franklin Resources, Inc.	21,111	482,809
Intercontinental Exchange, Inc.	40,381	6,120,144
Invesco, Ltd.	31,668	546,590
Mastercard, Inc., Class A	57,798	26,801,511
Nasdaq, Inc.	29,132	1,971,654
Raymond James Financial, Inc.	13,133	1,523,428
Synchrony Financial	28,269	1,435,782
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
T. Rowe Price Group, Inc.	15,720	$ 1,795,381
Visa, Inc., Class A	110,820	29,441,549
		111,601,657
Electric — 2.2%
AES Corp.	50,031	890,052
Alliant Energy Corp.	18,049	1,004,607
Ameren Corp.	18,774	1,488,215
American Electric Power Co., Inc.	37,109	3,641,135
CenterPoint Energy, Inc.	45,037	1,249,777
CMS Energy Corp.	21,024	1,362,355
Consolidated Edison, Inc.	24,347	2,374,319
Constellation Energy Corp.	22,193	4,212,231
Dominion Energy, Inc.	59,011	3,154,728
DTE Energy Co.	14,569	1,756,002
Duke Energy Corp.	54,333	5,936,967
Edison International	27,087	2,167,231
Entergy Corp.	15,034	1,743,493
Evergy, Inc.	16,187	938,846
Eversource Energy	24,799	1,609,703
Exelon Corp.	70,402	2,618,954
FirstEnergy Corp.	36,465	1,528,248
NextEra Energy, Inc.	144,640	11,049,050
NRG Energy, Inc.	14,677	1,103,270
PG&E Corp.	150,448	2,745,676
Pinnacle West Capital Corp.	7,994	684,206
PPL Corp.	51,937	1,543,568
Public Service Enterprise Group, Inc.	35,065	2,797,135
Sempra	44,552	3,566,833
Southern Co.	76,978	6,429,203
Vistra Corp.	22,993	1,821,506
WEC Energy Group, Inc.	22,234	1,913,458
Xcel Energy, Inc.	39,117	2,279,739
		73,610,507
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	16,296	2,827,030
Eaton Corp. PLC	28,146	8,578,619
Emerson Electric Co.	40,276	4,716,722
Generac Holdings, Inc.†	4,267	664,287
		16,786,658
Electronics — 0.9%
Allegion PLC	6,156	842,202
Amphenol Corp., Class A	84,565	5,434,147
Fortive Corp.	24,783	1,780,659
Garmin, Ltd.	10,818	1,852,583
Honeywell International, Inc.	45,844	9,386,559
Hubbell, Inc.	3,780	1,495,557
Jabil, Inc.	8,490	956,568
Keysight Technologies, Inc.†	12,289	1,715,176
Mettler-Toledo International, Inc.†	1,504	2,287,629
TE Connectivity, Ltd.	21,559	3,327,200
Trimble, Inc.†	17,192	937,652
		30,015,932
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	9,579	1,102,639
First Solar, Inc.†	7,535	1,627,484
		2,730,123
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	8,815	1,290,075

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment — 0.0%
Caesars Entertainment, Inc.†	15,235	$ 608,638
Live Nation Entertainment, Inc.†	10,028	964,594
		1,573,232
Environmental Control — 0.3%
Pentair PLC	11,688	1,027,025
Republic Services, Inc.	14,411	2,800,345
Veralto Corp.	15,467	1,648,163
Waste Management, Inc.	25,695	5,207,349
		10,682,882
Food — 0.8%
Campbell Soup Co.	13,851	649,058
Conagra Brands, Inc.	33,656	1,020,450
General Mills, Inc.	39,744	2,668,412
Hershey Co.	10,392	2,052,212
Hormel Foods Corp.	20,435	656,168
J.M. Smucker Co.	7,474	881,558
Kellanova	18,532	1,077,636
Kraft Heinz Co.	55,567	1,956,514
Kroger Co.	47,125	2,568,313
Lamb Weston Holdings, Inc.	10,165	610,103
McCormick & Co., Inc.	17,723	1,364,848
Mondelez International, Inc., Class A	94,432	6,454,427
Sysco Corp.	35,058	2,687,196
Tyson Foods, Inc., Class A	20,136	1,226,282
		25,873,177
Forest Products & Paper — 0.0%
International Paper Co.	24,452	1,136,529
Gas — 0.1%
Atmos Energy Corp.	10,622	1,358,342
NiSource, Inc.	31,561	986,281
		2,344,623
Hand/Machine Tools — 0.1%
Snap-on, Inc.	3,712	1,065,455
Stanley Black & Decker, Inc.	10,833	1,144,182
		2,209,637
Healthcare-Products — 3.2%
Abbott Laboratories	122,470	12,974,472
Agilent Technologies, Inc.	20,631	2,917,223
Align Technology, Inc.†	4,929	1,142,937
Baxter International, Inc.	35,874	1,285,007
Bio-Techne Corp.	11,094	905,159
Boston Scientific Corp.†	103,501	7,646,654
Cooper Cos., Inc.	13,993	1,305,967
Danaher Corp.	46,408	12,858,729
Edwards Lifesciences Corp.†	42,423	2,674,770
GE HealthCare Technologies, Inc.	29,886	2,529,252
Hologic, Inc.†	16,430	1,340,852
IDEXX Laboratories, Inc.†	5,814	2,768,162
Insulet Corp.†	4,931	958,340
Intuitive Surgical, Inc.†	24,972	11,102,801
Medtronic PLC	93,479	7,508,233
ResMed, Inc.	10,342	2,205,431
Revvity, Inc.	8,687	1,091,174
Solventum Corp.†	9,727	572,726
STERIS PLC	6,956	1,660,815
Stryker Corp.	23,869	7,815,904
Teleflex, Inc.	3,316	732,571
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Thermo Fisher Scientific, Inc.	26,872	$ 16,481,672
Waters Corp.†	4,176	1,404,305
West Pharmaceutical Services, Inc.	5,128	1,570,040
Zimmer Biomet Holdings, Inc.	14,483	1,612,682
		105,065,878
Healthcare-Services — 2.0%
Catalent, Inc.†	12,741	756,051
Centene Corp.†	37,569	2,889,807
Charles River Laboratories International, Inc.†	3,627	885,351
DaVita, Inc.†	3,643	497,707
Elevance Health, Inc.	16,362	8,705,075
HCA Healthcare, Inc.	13,645	4,953,817
Humana, Inc.	8,483	3,067,538
IQVIA Holdings, Inc.†	12,827	3,158,392
Labcorp Holdings, Inc.	5,934	1,278,421
Molina Healthcare, Inc.†	4,125	1,407,739
Quest Diagnostics, Inc.	7,821	1,112,928
UnitedHealth Group, Inc.	64,795	37,332,287
Universal Health Services, Inc., Class B	4,201	898,006
		66,943,119
Home Builders — 0.3%
D.R. Horton, Inc.	20,865	3,754,239
Lennar Corp., Class A	17,238	3,049,919
NVR, Inc.†	224	1,928,076
PulteGroup, Inc.	14,808	1,954,656
		10,686,890
Household Products/Wares — 0.2%
Avery Dennison Corp.	5,671	1,229,643
Church & Dwight Co., Inc.	17,215	1,687,242
Clorox Co.	8,743	1,153,464
Kimberly-Clark Corp.	23,704	3,201,225
		7,271,574
Insurance — 3.8%
Aflac, Inc.	36,403	3,472,118
Allstate Corp.	18,580	3,179,410
American International Group, Inc.(1)	46,723	3,701,863
Aon PLC, Class A	15,307	5,028,503
Arch Capital Group, Ltd.†	26,328	2,521,696
Arthur J. Gallagher & Co.	15,382	4,360,643
Assurant, Inc.	3,659	639,849
Berkshire Hathaway, Inc., Class B†	127,450	55,886,825
Brown & Brown, Inc.	16,667	1,657,200
Chubb, Ltd.	28,587	7,880,292
Cincinnati Financial Corp.	11,022	1,439,694
Everest Group, Ltd.	3,060	1,202,182
Globe Life, Inc.	5,912	548,279
Hartford Financial Services Group, Inc.	20,821	2,309,465
Loews Corp.	12,781	1,021,841
Marsh & McLennan Cos., Inc.	34,688	7,720,508
MetLife, Inc.	42,053	3,231,773
Principal Financial Group, Inc.	15,180	1,237,322
Progressive Corp.	41,233	8,828,810
Prudential Financial, Inc.	25,273	3,167,212
Travelers Cos., Inc.	16,121	3,489,229
W.R. Berkley Corp.	21,328	1,175,813
Willis Towers Watson PLC	7,198	2,031,852
		125,732,379
Internet — 11.6%
Airbnb, Inc., Class A†	31,081	4,337,664

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Alphabet, Inc., Class A	413,531	$ 70,937,108
Alphabet, Inc., Class C	344,031	59,568,968
Amazon.com, Inc.†	644,713	120,548,437
Booking Holdings, Inc.	2,388	8,871,444
Cars.com, Inc.†	1	21
CDW Corp.	9,462	2,063,757
eBay, Inc.	35,622	1,980,939
Etsy, Inc.†	8,232	536,232
Expedia Group, Inc.†	8,937	1,140,987
F5, Inc.†	4,126	840,219
Gen Digital, Inc.	38,791	1,008,178
GoDaddy, Inc., Class A†	9,923	1,443,300
Match Group, Inc.†	18,703	713,332
Meta Platforms, Inc., Class A	154,278	73,255,823
Netflix, Inc.†	30,336	19,061,626
Palo Alto Networks, Inc.†	22,746	7,386,308
Uber Technologies, Inc.†	147,102	9,483,666
VeriSign, Inc.†	6,101	1,140,948
		384,318,957
Iron/Steel — 0.1%
Nucor Corp.	16,879	2,750,264
Steel Dynamics, Inc.	10,398	1,385,222
		4,135,486
Leisure Time — 0.1%
Carnival Corp.†	71,110	1,184,693
Norwegian Cruise Line Holdings, Ltd.†	30,205	556,678
Royal Caribbean Cruises, Ltd.†	16,668	2,612,209
		4,353,580
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	17,603	3,778,836
Las Vegas Sands Corp.	25,701	1,019,559
Marriott International, Inc., Class A	16,891	3,839,324
MGM Resorts International†	17,667	759,151
Wynn Resorts, Ltd.	6,648	550,587
		9,947,457
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	34,430	11,919,666
GE Vernova, Inc.†	19,296	3,439,319
		15,358,985
Machinery-Diversified — 0.7%
Deere & Co.	18,225	6,779,335
Dover Corp.	9,675	1,782,716
IDEX Corp.	5,329	1,110,990
Ingersoll Rand, Inc.	28,402	2,851,561
Nordson Corp.	3,825	957,512
Otis Worldwide Corp.	28,465	2,689,942
Rockwell Automation, Inc.	8,026	2,236,445
Westinghouse Air Brake Technologies Corp.	12,418	2,001,161
Xylem, Inc.	17,068	2,278,578
		22,688,240
Media — 0.9%
Charter Communications, Inc., Class A†	6,895	2,618,169
Comcast Corp., Class A	275,559	11,372,320
FactSet Research Systems, Inc.	2,684	1,108,734
Fox Corp., Class A	16,273	619,025
Fox Corp., Class B	9,287	329,038
News Corp., Class A	26,696	736,276
Security Description	Shares or Principal Amount	Value

Media (continued)
News Corp., Class B	8,054	$ 229,458
Paramount Global, Class B	34,803	397,450
Walt Disney Co.	128,343	12,024,456
Warner Bros. Discovery, Inc.†	156,978	1,357,860
		30,792,786
Mining — 0.3%
Freeport-McMoRan, Inc.	101,129	4,592,268
Newmont Corp.	81,182	3,983,601
		8,575,869
Miscellaneous Manufacturing — 0.6%
3M Co.	38,957	4,968,965
A.O. Smith Corp.	8,504	723,180
Axon Enterprise, Inc.†	4,994	1,498,250
Illinois Tool Works, Inc.	19,116	4,727,004
Parker-Hannifin Corp.	9,049	5,077,937
Teledyne Technologies, Inc.†	3,338	1,408,169
Textron, Inc.	13,425	1,247,183
		19,650,688
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	3,620	1,271,308
Oil & Gas — 3.0%
APA Corp.	25,348	790,604
Chevron Corp.	120,663	19,362,792
ConocoPhillips	82,336	9,155,763
Coterra Energy, Inc.	52,394	1,351,765
Devon Energy Corp.	44,493	2,092,506
Diamondback Energy, Inc.	12,556	2,540,204
EOG Resources, Inc.	40,459	5,130,201
EQT Corp.	41,786	1,442,035
Exxon Mobil Corp.	315,811	37,452,027
Hess Corp.	19,457	2,985,093
Marathon Oil Corp.	39,708	1,113,809
Marathon Petroleum Corp.	24,804	4,390,804
Occidental Petroleum Corp.	46,814	2,847,227
Phillips 66	29,847	4,342,142
Valero Energy Corp.	23,021	3,722,956
		98,719,928
Oil & Gas Services — 0.3%
Baker Hughes Co.	70,260	2,720,467
Halliburton Co.	62,325	2,161,431
Schlumberger NV	100,626	4,859,230
		9,741,128
Packaging & Containers — 0.2%
Amcor PLC	101,753	1,071,459
Ball Corp.	21,851	1,394,750
Packaging Corp. of America	6,276	1,254,384
Smurfit WestRock PLC	36,556	1,639,171
		5,359,764
Pharmaceuticals — 5.1%
AbbVie, Inc.	124,318	23,038,612
Becton Dickinson & Co.	20,346	4,904,607
Bristol-Myers Squibb Co.	142,708	6,787,193
Cardinal Health, Inc.	17,147	1,728,932
Cencora, Inc.	11,655	2,772,491
Cigna Group	19,999	6,973,051
CVS Health Corp.	88,378	5,331,845
Dexcom, Inc.†	27,997	1,898,757
Eli Lilly & Co.	56,203	45,202,387

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Henry Schein, Inc.†	9,015	$ 648,539
Johnson & Johnson	169,431	26,744,683
McKesson Corp.	9,151	5,646,350
Merck & Co., Inc.	178,310	20,172,210
Pfizer, Inc.	398,930	12,183,322
Viatris, Inc.	83,824	1,010,917
Zoetis, Inc.	32,123	5,783,425
		170,827,321
Pipelines — 0.4%
Kinder Morgan, Inc.	135,933	2,872,264
ONEOK, Inc.	41,089	3,423,946
Targa Resources Corp.	15,609	2,111,586
Williams Cos., Inc.	85,800	3,684,252
		12,092,048
Private Equity — 0.4%
Blackstone, Inc.	50,311	7,151,708
KKR & Co., Inc.	46,855	5,784,250
		12,935,958
Real Estate — 0.1%
CBRE Group, Inc., Class A†	21,233	2,393,171
CoStar Group, Inc.†	28,747	2,242,841
		4,636,012
REITS — 2.1%
Alexandria Real Estate Equities, Inc.	11,081	1,299,691
American Tower Corp.	32,875	7,245,650
AvalonBay Communities, Inc.	9,996	2,048,380
BXP, Inc.	10,173	725,437
Camden Property Trust	7,500	830,625
Crown Castle, Inc.	30,591	3,367,457
Digital Realty Trust, Inc.	22,845	3,415,099
Equinix, Inc.	6,682	5,280,384
Equity Residential	24,279	1,690,547
Essex Property Trust, Inc.	4,520	1,258,187
Extra Space Storage, Inc.	14,906	2,379,296
Federal Realty Investment Trust	5,256	586,832
Healthpeak Properties, Inc.	49,547	1,081,116
Host Hotels & Resorts, Inc.	49,636	869,126
Invitation Homes, Inc.	40,535	1,429,669
Iron Mountain, Inc.	20,637	2,116,531
Kimco Realty Corp.	46,984	1,020,962
Mid-America Apartment Communities, Inc.	8,225	1,149,608
Prologis, Inc.	65,179	8,215,813
Public Storage	11,134	3,294,773
Realty Income Corp.	61,303	3,520,631
Regency Centers Corp.	11,578	779,663
SBA Communications Corp.	7,564	1,660,601
Simon Property Group, Inc.	22,946	3,520,834
UDR, Inc.	21,328	854,613
Ventas, Inc.	28,496	1,551,322
VICI Properties, Inc.	73,440	2,295,734
Welltower, Inc.	42,093	4,682,846
Weyerhaeuser Co.	51,323	1,630,019
		69,801,446
Retail — 4.5%
AutoZone, Inc.†	1,218	3,816,834
Bath & Body Works, Inc.	15,747	578,702
Best Buy Co., Inc.	13,555	1,172,779
CarMax, Inc.†	11,080	935,595
Security Description	Shares or Principal Amount	Value

Retail (continued)
Chipotle Mexican Grill, Inc.†	96,705	$ 5,253,016
Costco Wholesale Corp.	31,223	25,665,306
Darden Restaurants, Inc.	8,403	1,229,275
Dollar General Corp.	15,465	1,861,831
Dollar Tree, Inc.†	14,589	1,522,216
Domino's Pizza, Inc.	2,456	1,052,887
Genuine Parts Co.	9,806	1,442,561
Home Depot, Inc.	69,769	25,686,155
Lowe's Cos., Inc.	40,282	9,889,634
Lululemon Athletica, Inc.†	8,066	2,086,352
McDonald's Corp.	50,736	13,465,334
O'Reilly Automotive, Inc.†	4,146	4,669,806
Ross Stores, Inc.	23,606	3,381,087
Starbucks Corp.	79,742	6,215,889
Target Corp.	32,569	4,898,703
TJX Cos., Inc.	79,728	9,010,858
Tractor Supply Co.	7,590	1,998,599
Ulta Beauty, Inc.†	3,375	1,231,504
Walgreens Boots Alliance, Inc.	50,411	598,379
Walmart, Inc.	300,728	20,641,970
Yum! Brands, Inc.	19,827	2,633,620
		150,938,892
Semiconductors — 11.1%
Advanced Micro Devices, Inc.†	113,789	16,440,235
Analog Devices, Inc.	34,912	8,077,939
Applied Materials, Inc.	58,496	12,412,851
Broadcom, Inc.	306,678	49,277,021
Intel Corp.	299,694	9,212,594
KLA Corp.	9,478	7,801,058
Lam Research Corp.	9,205	8,480,014
Microchip Technology, Inc.	38,044	3,377,546
Micron Technology, Inc.	77,959	8,561,457
Monolithic Power Systems, Inc.	3,427	2,957,809
NVIDIA Corp.	1,731,729	202,646,928
NXP Semiconductors NV	18,001	4,737,143
ON Semiconductor Corp.†	30,289	2,370,114
Qorvo, Inc.†	6,797	814,281
QUALCOMM, Inc.	78,707	14,242,032
Skyworks Solutions, Inc.	11,295	1,283,338
Teradyne, Inc.	10,990	1,441,448
Texas Instruments, Inc.	64,098	13,063,813
		367,197,621
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	2,776	777,224
Software — 10.4%
Adobe, Inc.†	31,539	17,398,489
Akamai Technologies, Inc.†	10,723	1,053,856
ANSYS, Inc.†	6,146	1,927,570
Autodesk, Inc.†	15,060	3,727,651
Broadridge Financial Solutions, Inc.	8,320	1,780,480
Cadence Design Systems, Inc.†	19,159	5,128,098
Dayforce, Inc.†	11,116	658,956
Electronic Arts, Inc.	17,127	2,585,149
Fair Isaac Corp.†	1,740	2,784,000
Fidelity National Information Services, Inc.	39,160	3,008,663
Fiserv, Inc.†	41,191	6,737,612
Intuit, Inc.	19,710	12,759,269
Jack Henry & Associates, Inc.	5,133	880,207
Microsoft Corp.	523,237	218,896,199
MSCI, Inc.	5,578	3,016,359
Oracle Corp.	112,228	15,650,195

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Paychex, Inc.	22,554	$ 2,887,363
Paycom Software, Inc.	3,385	564,584
PTC, Inc.†	8,430	1,499,276
Roper Technologies, Inc.	7,536	4,105,236
Salesforce, Inc.	68,377	17,695,968
ServiceNow, Inc.†	14,432	11,753,277
Synopsys, Inc.†	10,739	5,995,798
Take-Two Interactive Software, Inc.†	11,179	1,682,775
Tyler Technologies, Inc.†	2,989	1,698,081
		345,875,111
Telecommunications — 1.7%
Arista Networks, Inc.†	17,870	6,192,848
AT&T, Inc.	504,782	9,717,053
Cisco Systems, Inc.	285,064	13,811,351
Corning, Inc.	54,276	2,171,583
Juniper Networks, Inc.	22,879	862,310
Motorola Solutions, Inc.	11,741	4,683,720
T-Mobile US, Inc.	36,300	6,616,764
Verizon Communications, Inc.	296,333	12,007,413
		56,063,042
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	9,213	593,870
Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	8,244	734,128
CSX Corp.	137,627	4,830,708
Expeditors International of Washington, Inc.	9,944	1,241,210
FedEx Corp.	15,939	4,817,563
JB Hunt Transport Services, Inc.	5,739	993,708
Norfolk Southern Corp.	15,904	3,969,002
Old Dominion Freight Line, Inc.	12,543	2,636,288
Union Pacific Corp.	42,953	10,597,794
United Parcel Service, Inc., Class B	51,350	6,694,499
		36,514,900
Security Description	Shares or Principal Amount	Value

Water — 0.1%
American Water Works Co., Inc.	13,716	$ 1,952,610
Total Long-Term Investment Securities (cost $1,364,379,258)		3,265,102,918
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
5.11%, 11/19/2024(2)	$ 1,700,000	1,673,495
5.23%, 08/13/2024(2)	2,000,000	1,996,478
Total Short-Term Investments (cost $3,669,967)		3,669,973
REPURCHASE AGREEMENTS — 1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 07/31/2024, to be repurchased 08/01/2024 in the amount of $47,480,288 and collateralized by $47,450,500 of United States Treasury Notes, bearing interest at 4.63% due 02/28/2026 and having an approximate value of $48,427,852 (cost $47,478,178)	47,478,178	47,478,178
TOTAL INVESTMENTS (cost $1,415,527,403)(3)	100.0%	3,316,251,069
Other assets less liabilities	0.0	1,318,182
NET ASSETS	100.0%	$3,317,569,251
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 8)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
190	Long	S&P 500 E-Mini Index	September 2024	$52,347,028	$52,801,000	$453,972
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,265,102,918	$—	$—	$3,265,102,918
Short-Term Investments	—	3,669,973	—	3,669,973
Repurchase Agreements	—	47,478,178	—	47,478,178
Total Investments at Value	$3,265,102,918	$51,148,151	$—	$3,316,251,069
Other Financial Instruments:†
Futures Contracts	$453,972	$—	$—	$453,972
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Advertising — 0.2%
Interpublic Group of Cos., Inc.	9,349	$ 300,757
Omnicom Group, Inc.	4,851	475,592
		776,349
Aerospace/Defense — 3.1%
Boeing Co.†	8,005	1,525,753
General Dynamics Corp.	5,632	1,682,334
General Electric Co.	15,455	2,630,441
Howmet Aerospace, Inc.	4,034	386,054
L3Harris Technologies, Inc.	4,699	1,066,156
Lockheed Martin Corp.	5,290	2,866,757
Northrop Grumman Corp.	3,446	1,668,967
RTX Corp.	32,933	3,869,298
		15,695,760
Agriculture — 1.2%
Altria Group, Inc.	42,547	2,085,228
Archer-Daniels-Midland Co.	12,248	759,498
Bunge Global SA	3,507	369,042
Philip Morris International, Inc.	24,260	2,793,782
		6,007,550
Airlines — 0.2%
American Airlines Group, Inc.†	16,252	172,921
Delta Air Lines, Inc.	7,033	302,560
Southwest Airlines Co.	14,824	399,358
United Airlines Holdings, Inc.†	8,145	369,946
		1,244,785
Apparel — 0.3%
NIKE, Inc., Class B	17,105	1,280,480
Ralph Lauren Corp.	435	76,382
Tapestry, Inc.	5,692	228,192
		1,585,054
Auto Manufacturers — 0.7%
Cummins, Inc.	3,388	988,619
Ford Motor Co.	97,139	1,051,044
General Motors Co.	28,263	1,252,616
PACCAR, Inc.	3,506	345,902
		3,638,181
Auto Parts & Equipment — 0.1%
Aptiv PLC†	6,739	467,619
BorgWarner, Inc.	5,644	199,290
		666,909
Banks — 9.4%
Bank of America Corp.	168,534	6,793,605
Bank of New York Mellon Corp.	18,524	1,205,357
Citigroup, Inc.	47,249	3,065,515
Citizens Financial Group, Inc.	11,271	480,933
Fifth Third Bancorp	16,944	717,409
Goldman Sachs Group, Inc.	7,988	4,066,132
Huntington Bancshares, Inc.	35,899	536,690
JPMorgan Chase & Co.	71,134	15,137,315
KeyCorp	23,355	376,716
M&T Bank Corp.	4,133	711,579
Morgan Stanley	30,998	3,199,304
Northern Trust Corp.	5,068	449,278
PNC Financial Services Group, Inc.	9,857	1,785,103
Regions Financial Corp.	22,686	507,486
State Street Corp.	7,462	634,046
Security Description	Shares or Principal Amount	Value

Banks (continued)
Truist Financial Corp.	33,146	$ 1,481,295
US Bancorp	38,654	1,734,791
Wells Fargo & Co.	86,359	5,124,543
		48,007,097
Beverages — 2.0%
Brown-Forman Corp., Class B	4,434	200,239
Coca-Cola Co.	58,585	3,909,963
Constellation Brands, Inc., Class A	3,988	977,698
Keurig Dr Pepper, Inc.	25,856	886,344
Molson Coors Beverage Co., Class B	4,504	238,036
Monster Beverage Corp.†	7,028	361,591
PepsiCo, Inc.	21,795	3,763,343
		10,337,214
Biotechnology — 2.4%
Amgen, Inc.	13,288	4,417,861
Biogen, Inc.†	3,607	769,012
Bio-Rad Laboratories, Inc., Class A†	505	170,872
Corteva, Inc.	17,265	968,566
Gilead Sciences, Inc.	30,861	2,347,288
Incyte Corp.†	3,939	256,311
Moderna, Inc.†	8,259	984,638
Regeneron Pharmaceuticals, Inc.†	1,051	1,134,229
Vertex Pharmaceuticals, Inc.†	2,301	1,140,652
		12,189,429
Building Materials — 0.7%
Carrier Global Corp.	10,793	735,111
Johnson Controls International PLC	16,688	1,193,860
Martin Marietta Materials, Inc.	519	307,949
Masco Corp.	2,510	195,403
Mohawk Industries, Inc.†	1,313	211,485
Trane Technologies PLC	1,738	580,979
Vulcan Materials Co.	1,179	323,647
		3,548,434
Chemicals — 2.1%
Air Products & Chemicals, Inc.	5,507	1,453,022
Albemarle Corp.	2,911	272,673
CF Industries Holdings, Inc.	2,083	159,120
Dow, Inc.	17,419	948,813
DuPont de Nemours, Inc.	10,357	866,881
Eastman Chemical Co.	2,914	301,104
Ecolab, Inc.	3,085	711,679
FMC Corp.	3,092	180,449
International Flavors & Fragrances, Inc.	6,325	629,211
Linde PLC	5,716	2,592,206
LyondellBasell Industries NV, Class A	6,372	633,759
Mosaic Co.	7,961	236,999
PPG Industries, Inc.	5,830	740,294
Sherwin-Williams Co.	2,889	1,013,461
		10,739,671
Commercial Services — 1.8%
Automatic Data Processing, Inc.	6,184	1,624,042
Cintas Corp.	961	734,146
Equifax, Inc.	1,868	521,863
Global Payments, Inc.	6,323	642,670
MarketAxess Holdings, Inc.	939	209,895
Moody's Corp.	2,062	941,262
PayPal Holdings, Inc.†	25,911	1,704,426
Quanta Services, Inc.	1,124	298,287
Rollins, Inc.	3,965	189,963

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
S&P Global, Inc.	4,440	$ 2,152,201
Verisk Analytics, Inc.	1,590	416,182
		9,434,937
Computers — 2.1%
Accenture PLC, Class A	7,164	2,368,562
Cognizant Technology Solutions Corp., Class A	12,316	932,075
EPAM Systems, Inc.†	862	185,442
Hewlett Packard Enterprise Co.	32,202	641,142
HP, Inc.	21,378	771,532
International Business Machines Corp.	22,755	4,372,146
Leidos Holdings, Inc.	3,349	483,596
NetApp, Inc.	3,221	409,002
Seagate Technology Holdings PLC	2,854	291,593
Western Digital Corp.†	8,088	542,300
		10,997,390
Cosmetics/Personal Care — 1.6%
Colgate-Palmolive Co.	12,397	1,229,658
Estee Lauder Cos., Inc., Class A	5,772	574,949
Kenvue, Inc.	47,432	877,018
Procter & Gamble Co.	35,662	5,733,023
		8,414,648
Distribution/Wholesale — 0.2%
Fastenal Co.	7,091	501,688
LKQ Corp.	6,608	274,232
Pool Corp.	408	152,608
WW Grainger, Inc.	271	264,716
		1,193,244
Diversified Financial Services — 4.1%
American Express Co.	4,223	1,068,588
Ameriprise Financial, Inc.	1,156	497,161
BlackRock, Inc.	3,460	3,032,690
Capital One Financial Corp.	9,465	1,433,001
Cboe Global Markets, Inc.	938	172,132
Charles Schwab Corp.	36,981	2,410,791
CME Group, Inc.	5,708	1,105,697
Discover Financial Services	2,855	411,091
Franklin Resources, Inc.	7,428	169,878
Intercontinental Exchange, Inc.	14,208	2,153,365
Invesco, Ltd.	11,143	192,328
Mastercard, Inc., Class A	5,694	2,640,365
Nasdaq, Inc.	10,251	693,788
Raymond James Financial, Inc.	4,621	536,036
Synchrony Financial	9,947	505,208
T. Rowe Price Group, Inc.	5,531	631,696
Visa, Inc., Class A	13,258	3,522,253
		21,176,068
Electric — 4.8%
AES Corp.	17,604	313,175
Alliant Energy Corp.	6,351	353,497
Ameren Corp.	6,606	523,658
American Electric Power Co., Inc.	13,057	1,281,153
CenterPoint Energy, Inc.	15,847	439,754
CMS Energy Corp.	7,397	479,326
Consolidated Edison, Inc.	8,567	835,454
Constellation Energy Corp.	4,295	815,191
Dominion Energy, Inc.	20,763	1,109,990
DTE Energy Co.	5,126	617,837
Duke Energy Corp.	19,117	2,088,915
Security Description	Shares or Principal Amount	Value

Electric (continued)
Edison International	9,531	$ 762,575
Entergy Corp.	5,290	613,481
Evergy, Inc.	5,696	330,368
Eversource Energy	8,726	566,405
Exelon Corp.	24,772	921,518
FirstEnergy Corp.	12,830	537,705
NextEra Energy, Inc.	50,893	3,887,716
NRG Energy, Inc.	5,164	388,178
PG&E Corp.	52,936	966,082
Pinnacle West Capital Corp.	2,813	240,765
PPL Corp.	18,275	543,133
Public Service Enterprise Group, Inc.	12,338	984,202
Sempra	15,676	1,255,021
Southern Co.	27,085	2,262,139
WEC Energy Group, Inc.	7,823	673,247
Xcel Energy, Inc.	13,764	802,166
		24,592,651
Electrical Components & Equipment — 0.7%
AMETEK, Inc.	2,982	517,317
Eaton Corp. PLC	3,763	1,146,925
Emerson Electric Co.	14,171	1,659,566
Generac Holdings, Inc.†	586	91,228
		3,415,036
Electronics — 1.4%
Allegion PLC	1,343	183,736
Amphenol Corp., Class A	13,092	841,292
Garmin, Ltd.	1,751	299,859
Honeywell International, Inc.	16,130	3,302,617
Hubbell, Inc.	718	284,077
Jabil, Inc.	1,374	154,808
Keysight Technologies, Inc.†	4,324	603,501
Mettler-Toledo International, Inc.†	328	498,898
TE Connectivity, Ltd.	4,627	714,085
Trimble, Inc.†	6,049	329,912
		7,212,785
Energy-Alternate Sources — 0.2%
Enphase Energy, Inc.†	2,123	244,379
First Solar, Inc.†	2,652	572,805
		817,184
Engineering & Construction — 0.1%
Jacobs Solutions, Inc.	3,102	453,978
Entertainment — 0.0%
Caesars Entertainment, Inc.†	2,252	89,967
Environmental Control — 0.4%
Pentair PLC	1,234	108,431
Republic Services, Inc.	2,180	423,618
Veralto Corp.	5,442	579,899
Waste Management, Inc.	4,792	971,147
		2,083,095
Food — 1.5%
Campbell Soup Co.	4,874	228,396
Conagra Brands, Inc.	11,842	359,049
General Mills, Inc.	13,984	938,886
Hershey Co.	2,267	447,687
Hormel Foods Corp.	7,190	230,871
J.M. Smucker Co.	2,630	310,209
Kellanova	6,521	379,196
Kraft Heinz Co.	19,552	688,426

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Kroger Co.	16,581	$ 903,664
Lamb Weston Holdings, Inc.	1,216	72,984
McCormick & Co., Inc.	6,236	480,234
Mondelez International, Inc., Class A	19,271	1,317,173
Sysco Corp.	12,335	945,478
Tyson Foods, Inc., Class A	7,085	431,477
		7,733,730
Forest Products & Paper — 0.1%
International Paper Co.	8,604	399,914
Gas — 0.2%
Atmos Energy Corp.	3,737	477,888
NiSource, Inc.	11,105	347,031
		824,919
Hand/Machine Tools — 0.1%
Snap-on, Inc.	718	206,088
Stanley Black & Decker, Inc.	3,812	402,623
		608,711
Healthcare-Products — 5.2%
Abbott Laboratories	43,092	4,565,167
Agilent Technologies, Inc.	7,259	1,026,423
Align Technology, Inc.†	780	180,866
Baxter International, Inc.	12,623	452,156
Bio-Techne Corp.	3,904	318,527
Boston Scientific Corp.†	16,388	1,210,745
Cooper Cos., Inc.	2,856	266,551
Danaher Corp.	16,329	4,524,439
Edwards Lifesciences Corp.†	9,404	592,922
GE HealthCare Technologies, Inc.	10,516	889,969
Hologic, Inc.†	5,781	471,787
IDEXX Laboratories, Inc.†	900	428,508
Insulet Corp.†	1,076	209,121
Intuitive Surgical, Inc.†	2,987	1,328,050
Medtronic PLC	32,891	2,641,805
ResMed, Inc.	3,639	776,017
Revvity, Inc.	3,057	383,990
Solventum Corp.†	3,423	201,546
STERIS PLC	1,077	257,145
Stryker Corp.	3,023	989,881
Teleflex, Inc.	1,167	257,814
Thermo Fisher Scientific, Inc.	5,862	3,595,399
Waters Corp.†	926	311,395
Zimmer Biomet Holdings, Inc.	5,096	567,440
		26,447,663
Healthcare-Services — 3.3%
Catalent, Inc.†	4,483	266,021
Centene Corp.†	13,219	1,016,805
Charles River Laboratories International, Inc.†	1,276	311,472
DaVita, Inc.†	577	78,830
Elevance Health, Inc.	5,757	3,062,897
HCA Healthcare, Inc.	2,497	906,536
Humana, Inc.	2,985	1,079,406
IQVIA Holdings, Inc.†	2,798	688,951
Labcorp Holdings, Inc.	2,088	449,839
Molina Healthcare, Inc.†	595	203,056
Quest Diagnostics, Inc.	2,752	391,610
UnitedHealth Group, Inc.	14,135	8,144,021
Universal Health Services, Inc., Class B	1,478	315,937
		16,915,381
Security Description	Shares or Principal Amount	Value

Home Builders — 0.1%
Lennar Corp., Class A	2,669	$ 472,226
Household Products/Wares — 0.4%
Avery Dennison Corp.	1,995	432,576
Church & Dwight Co., Inc.	3,271	320,591
Clorox Co.	3,076	405,816
Kimberly-Clark Corp.	8,341	1,126,452
		2,285,435
Insurance — 7.5%
Aflac, Inc.	12,809	1,221,722
Allstate Corp.	6,537	1,118,611
American International Group, Inc.(1)	16,440	1,302,541
Aon PLC, Class A	2,639	866,938
Arthur J. Gallagher & Co.	2,652	751,815
Assurant, Inc.	1,288	225,233
Berkshire Hathaway, Inc., Class B†	44,844	19,664,094
Brown & Brown, Inc.	1,290	128,265
Chubb, Ltd.	10,058	2,772,588
Cincinnati Financial Corp.	3,878	506,544
Everest Group, Ltd.	1,076	422,728
Globe Life, Inc.	2,080	192,899
Hartford Financial Services Group, Inc.	7,326	812,600
Loews Corp.	4,497	359,535
Marsh & McLennan Cos., Inc.	5,859	1,304,038
MetLife, Inc.	14,797	1,137,149
Principal Financial Group, Inc.	5,341	435,345
Progressive Corp.	7,254	1,553,227
Prudential Financial, Inc.	8,893	1,114,471
Travelers Cos., Inc.	5,672	1,227,648
W.R. Berkley Corp.	7,504	413,696
Willis Towers Watson PLC	2,532	714,733
		38,246,420
Internet — 0.6%
Airbnb, Inc., Class A†	5,468	763,114
CDW Corp.	1,931	421,171
eBay, Inc.	12,534	697,016
Etsy, Inc.†	1,622	105,657
F5, Inc.†	1,452	295,685
Gen Digital, Inc.	13,649	354,738
Match Group, Inc.†	6,581	250,999
VeriSign, Inc.†	1,116	208,703
		3,097,083
Iron/Steel — 0.1%
Nucor Corp.	2,197	357,979
Steel Dynamics, Inc.	1,354	180,380
		538,359
Leisure Time — 0.0%
Carnival Corp.†	7,256	120,885
Lodging — 0.0%
Las Vegas Sands Corp.	3,527	139,916
MGM Resorts International†	1,989	85,467
		225,383
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	5,088	1,761,465
GE Vernova, Inc.†	3,870	689,789
		2,451,254
Machinery-Diversified — 1.0%
Deere & Co.	2,757	1,025,549

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Dover Corp.	3,404	$ 627,221
IDEX Corp.	1,875	390,900
Ingersoll Rand, Inc.	2,298	230,719
Nordson Corp.	1,346	336,944
Otis Worldwide Corp.	6,109	577,301
Rockwell Automation, Inc.	1,468	409,058
Westinghouse Air Brake Technologies Corp.	4,369	704,064
Xylem, Inc.	6,006	801,801
		5,103,557
Media — 2.0%
Charter Communications, Inc., Class A†	1,310	497,433
Comcast Corp., Class A	96,958	4,001,457
FactSet Research Systems, Inc.	500	206,545
Fox Corp., Class A	5,726	217,817
Fox Corp., Class B	3,268	115,785
News Corp., Class A	9,393	259,059
News Corp., Class B	2,834	80,741
Paramount Global, Class B	12,246	139,849
Walt Disney Co.	45,158	4,230,853
Warner Bros. Discovery, Inc.†	55,234	477,774
		10,227,313
Mining — 0.4%
Freeport-McMoRan, Inc.	17,792	807,935
Newmont Corp.	28,564	1,401,635
		2,209,570
Miscellaneous Manufacturing — 0.8%
3M Co.	13,707	1,748,328
A.O. Smith Corp.	1,107	94,139
Illinois Tool Works, Inc.	3,632	898,121
Parker-Hannifin Corp.	700	392,812
Teledyne Technologies, Inc.†	1,175	495,685
Textron, Inc.	4,724	438,860
		4,067,945
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	1,274	447,416
Oil & Gas — 5.4%
Chevron Corp.	42,456	6,812,914
ConocoPhillips	8,981	998,687
Coterra Energy, Inc.	6,268	161,714
Devon Energy Corp.	15,655	736,255
EOG Resources, Inc.	4,840	613,712
EQT Corp.	14,703	507,401
Exxon Mobil Corp.	111,120	13,177,721
Marathon Oil Corp.	6,567	184,204
Marathon Petroleum Corp.	3,927	695,158
Occidental Petroleum Corp.	16,472	1,001,827
Phillips 66	10,502	1,527,831
Valero Energy Corp.	8,100	1,309,932
		27,727,356
Oil & Gas Services — 0.7%
Baker Hughes Co.	24,721	957,197
Halliburton Co.	21,930	760,532
Schlumberger NV	35,406	1,709,756
		3,427,485
Packaging & Containers — 0.4%
Amcor PLC	35,802	376,995
Ball Corp.	7,688	490,725
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
Packaging Corp. of America	2,208	$ 441,313
Smurfit WestRock PLC	12,863	576,777
		1,885,810
Pharmaceuticals — 7.2%
AbbVie, Inc.	27,558	5,107,049
Becton Dickinson & Co.	7,159	1,725,749
Bristol-Myers Squibb Co.	50,213	2,388,130
Cardinal Health, Inc.	6,033	608,307
Cencora, Inc.	4,101	975,546
Cigna Group	7,037	2,453,591
CVS Health Corp.	31,097	1,876,082
Dexcom, Inc.†	3,842	260,564
Henry Schein, Inc.†	3,172	228,194
Johnson & Johnson	59,616	9,410,386
McKesson Corp.	3,220	1,986,804
Merck & Co., Inc.	37,644	4,258,666
Pfizer, Inc.	140,367	4,286,808
Viatris, Inc.	29,494	355,698
Zoetis, Inc.	5,086	915,683
		36,837,257
Pipelines — 0.4%
Kinder Morgan, Inc.	47,829	1,010,627
ONEOK, Inc.	5,494	457,815
Williams Cos., Inc.	18,416	790,783
		2,259,225
Private Equity — 0.1%
Blackstone, Inc.	4,957	704,638
Real Estate — 0.3%
CBRE Group, Inc., Class A†	7,471	842,057
CoStar Group, Inc.†	5,766	449,863
		1,291,920
REITS — 4.0%
Alexandria Real Estate Equities, Inc.	3,899	457,314
American Tower Corp.	6,825	1,504,230
AvalonBay Communities, Inc.	3,517	720,704
BXP, Inc.	3,579	255,219
Camden Property Trust	2,639	292,269
Crown Castle, Inc.	10,764	1,184,901
Digital Realty Trust, Inc.	4,743	709,031
Equinix, Inc.	1,246	984,639
Equity Residential	8,543	594,849
Essex Property Trust, Inc.	1,591	442,871
Extra Space Storage, Inc.	5,245	837,207
Federal Realty Investment Trust	1,849	206,441
Healthpeak Properties, Inc.	17,433	380,388
Host Hotels & Resorts, Inc.	6,986	122,325
Invitation Homes, Inc.	14,263	503,056
Iron Mountain, Inc.	3,558	364,908
Kimco Realty Corp.	16,531	359,219
Mid-America Apartment Communities, Inc.	2,894	404,494
Prologis, Inc.	22,934	2,890,831
Public Storage	2,272	672,330
Realty Income Corp.	21,570	1,238,765
Regency Centers Corp.	4,074	274,343
SBA Communications Corp.	1,597	350,605
Simon Property Group, Inc.	5,086	780,396
UDR, Inc.	7,505	300,725
Ventas, Inc.	10,027	545,870
VICI Properties, Inc.	25,841	807,790

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Welltower, Inc.	14,811	$ 1,647,724
Weyerhaeuser Co.	18,058	573,522
		20,406,966
Retail — 6.5%
AutoZone, Inc.†	133	416,781
Bath & Body Works, Inc.	5,540	203,595
Best Buy Co., Inc.	4,770	412,700
CarMax, Inc.†	3,899	329,231
Costco Wholesale Corp.	6,372	5,237,784
Darden Restaurants, Inc.	1,419	207,585
Dollar General Corp.	5,441	655,042
Dollar Tree, Inc.†	5,133	535,577
Domino's Pizza, Inc.	518	222,067
Genuine Parts Co.	3,451	507,677
Home Depot, Inc.	15,466	5,693,962
Lowe's Cos., Inc.	14,174	3,479,859
McDonald's Corp.	9,997	2,653,204
O'Reilly Automotive, Inc.†	394	443,778
Starbucks Corp.	11,504	896,737
Target Corp.	11,460	1,723,699
TJX Cos., Inc.	9,819	1,109,743
Tractor Supply Co.	1,549	407,883
Ulta Beauty, Inc.†	404	147,416
Walgreens Boots Alliance, Inc.	17,737	210,538
Walmart, Inc.	105,814	7,263,073
Yum! Brands, Inc.	3,767	500,371
		33,258,302
Semiconductors — 3.0%
Analog Devices, Inc.	5,036	1,165,230
Intel Corp.	105,450	3,241,533
Microchip Technology, Inc.	5,488	487,225
Micron Technology, Inc.	27,430	3,012,362
NXP Semiconductors NV	1,583	416,582
ON Semiconductor Corp.†	5,968	466,996
Qorvo, Inc.†	2,392	286,562
QUALCOMM, Inc.	13,293	2,405,368
Skyworks Solutions, Inc.	3,974	451,526
Teradyne, Inc.	3,867	507,196
Texas Instruments, Inc.	14,209	2,895,936
		15,336,516
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	977	273,541
Software — 1.4%
Akamai Technologies, Inc.†	2,000	196,560
ANSYS, Inc.†	930	291,676
Autodesk, Inc.†	2,543	629,443
Broadridge Financial Solutions, Inc.	1,259	269,426
Dayforce, Inc.†	1,760	104,333
Electronic Arts, Inc.	3,375	509,423
Fidelity National Information Services, Inc.	13,779	1,058,641
Fiserv, Inc.†	6,957	1,137,957
Jack Henry & Associates, Inc.	1,806	309,693
MSCI, Inc.	844	456,401
Paychex, Inc.	4,761	609,503
Security Description	Shares or Principal Amount	Value

Software (continued)
Paycom Software, Inc.	679	$ 113,250
PTC, Inc.†	1,186	210,930
Roper Technologies, Inc.	1,511	823,117
Take-Two Interactive Software, Inc.†	1,967	296,093
		7,016,446
Telecommunications — 3.2%
AT&T, Inc.	177,611	3,419,012
Cisco Systems, Inc.	100,302	4,859,632
Corning, Inc.	19,097	764,071
Juniper Networks, Inc.	8,050	303,404
Motorola Solutions, Inc.	1,735	692,126
T-Mobile US, Inc.	12,772	2,328,080
Verizon Communications, Inc.	104,267	4,224,899
		16,591,224
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	3,242	208,979
Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	2,901	258,334
CSX Corp.	24,213	849,876
Expeditors International of Washington, Inc.	2,204	275,103
FedEx Corp.	5,608	1,695,018
JB Hunt Transport Services, Inc.	2,019	349,590
Norfolk Southern Corp.	5,596	1,396,538
Union Pacific Corp.	8,312	2,050,820
United Parcel Service, Inc., Class B	18,068	2,355,526
		9,230,805
Water — 0.1%
American Water Works Co., Inc.	4,826	687,029
Total Common Stocks (cost $435,814,641)		503,884,079
UNAFFILIATED INVESTMENT COMPANIES — 1.7%
iShares S&P 500 Value ETF (cost $8,368,207)	46,000	8,772,200
Total Long-Term Investment Securities (cost $444,182,848)		512,656,279
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
5.20%, 10/17/2024(2) (cost $49,446)	$ 50,000	49,449
TOTAL INVESTMENTS (cost $444,232,294)(3)	100.0%	512,705,728
Other assets less liabilities	0.0	200,572
NET ASSETS	100.0%	$512,906,300
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 8)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3	Long	S&P 500 E-Mini Index	September 2024	$832,034	$833,700	$1,666
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$503,884,079	$—	$—	$503,884,079
Unaffiliated Investment Companies	8,772,200	—	—	8,772,200
Short-Term Investments	—	49,449	—	49,449
Total Investments at Value	$512,656,279	$49,449	$—	$512,705,728
Other Financial Instruments:†
Futures Contracts	$1,666	$—	$—	$1,666
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Airlines — 0.3%
American Airlines Group, Inc.†	206,682	$ 2,199,097
Apparel — 1.5%
Deckers Outdoor Corp.†	768	708,580
PVH Corp.	64,976	6,626,902
Skechers USA, Inc., Class A†	38,906	2,533,948
		9,869,430
Auto Manufacturers — 1.2%
General Motors Co.	34,889	1,546,281
Tesla, Inc.†	28,402	6,591,252
		8,137,533
Banks — 1.0%
Citigroup, Inc.	25,025	1,623,622
Northern Trust Corp.	58,645	5,198,879
		6,822,501
Beverages — 0.2%
PepsiCo, Inc.	7,451	1,286,564
Biotechnology — 0.5%
Exelixis, Inc.†	54,657	1,281,707
Vertex Pharmaceuticals, Inc.†	4,380	2,171,253
		3,452,960
Building Materials — 1.7%
AZEK Co., Inc.†	73,322	3,291,424
Builders FirstSource, Inc.†	13,657	2,285,772
Masco Corp.	75,969	5,914,187
		11,491,383
Chemicals — 0.4%
RPM International, Inc.	20,064	2,436,973
Commercial Services — 1.6%
Grand Canyon Education, Inc.†	3,441	536,624
Insperity, Inc.	8,610	884,419
TriNet Group, Inc.	16,912	1,763,076
Verisk Analytics, Inc.	28,427	7,440,767
		10,624,886
Computers — 13.0%
Apple, Inc.	349,252	77,561,884
Crowdstrike Holdings, Inc., Class A†	9,124	2,116,403
Gartner, Inc.†	14,532	7,283,293
		86,961,580
Diversified Financial Services — 4.0%
American Express Co.	32,571	8,241,766
Ameriprise Financial, Inc.	18,060	7,767,064
Mastercard, Inc., Class A	6,581	3,051,676
TPG, Inc.	62,798	3,202,070
Visa, Inc., Class A	16,835	4,472,554
		26,735,130
Electric — 0.9%
Vistra Corp.	73,049	5,786,942
Electronics — 0.5%
Amphenol Corp., Class A	55,167	3,545,031
Healthcare-Products — 0.3%
Align Technology, Inc.†	8,055	1,867,793
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 1.3%
ICON PLC†	5,009	$ 1,645,156
IQVIA Holdings, Inc.†	29,135	7,173,911
		8,819,067
Household Products/Wares — 1.1%
Kimberly-Clark Corp.	55,794	7,534,980
Insurance — 1.2%
Equitable Holdings, Inc.	187,106	8,159,693
Internet — 22.3%
Alphabet, Inc., Class A	145,152	24,899,374
Alphabet, Inc., Class C	135,170	23,404,685
Amazon.com, Inc.†	251,066	46,944,321
Booking Holdings, Inc.	2,856	10,610,069
Meta Platforms, Inc., Class A	69,162	32,840,192
Spotify Technology SA†	31,940	10,985,444
		149,684,085
Machinery-Diversified — 0.2%
AGCO Corp.	17,597	1,661,509
Pharmaceuticals — 6.0%
AbbVie, Inc.	33,591	6,225,084
Cigna Group	21,192	7,389,015
Eli Lilly & Co.	13,372	10,754,699
McKesson Corp.	10,672	6,584,837
Merck & Co., Inc.	15,945	1,803,858
Pfizer, Inc.	241,339	7,370,493
		40,127,986
Real Estate — 0.7%
Jones Lang LaSalle, Inc.†	18,868	4,733,981
REITS — 1.0%
SBA Communications Corp.	29,781	6,538,121
Retail — 2.8%
Costco Wholesale Corp.	692	568,824
Home Depot, Inc.	5,914	2,177,298
Ross Stores, Inc.	27,102	3,881,819
Target Corp.	51,931	7,810,942
Wingstop, Inc.	11,120	4,157,546
		18,596,429
Semiconductors — 17.7%
Applied Materials, Inc.	54,077	11,475,139
Broadcom, Inc.	73,947	11,881,804
Lam Research Corp.	11,046	10,176,017
Monolithic Power Systems, Inc.	1,831	1,580,318
NVIDIA Corp.	656,819	76,860,959
NXP Semiconductors NV	23,486	6,180,576
QUALCOMM, Inc.	3,468	627,535
		118,782,348
Software — 18.1%
AppLovin Corp., Class A†	68,282	5,264,542
Autodesk, Inc.†	28,614	7,082,537
Datadog, Inc., Class A†	61,613	7,174,218
DocuSign, Inc.†	9,293	515,576
Dropbox, Inc., Class A†	199,840	4,780,173
Microsoft Corp.	171,867	71,900,559
Nutanix, Inc., Class A†	29,788	1,504,592
Salesforce, Inc.	18,687	4,836,196

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ServiceNow, Inc.†	14,360	$ 11,694,640
Veeva Systems, Inc., Class A†	33,603	6,449,424
		121,202,457
Transportation — 0.2%
CSX Corp.	37,114	1,302,701
Total Long-Term Investment Securities (cost $405,115,928)		668,361,160
SHORT-TERM INVESTMENTS — 0.4%
Sovereign — 0.3%
Federal National Mtg. Assoc.
5.25%, 08/01/2024	$1,771,000	1,770,742
Security Description	Shares or Principal Amount	Value

U.S. Government Agency — 0.1%
Federal Home Loan Bank
5.25%, 08/01/2024	$ 697,000	$ 696,898
Total Short-Term Investments (cost $2,468,000)		2,467,640
TOTAL INVESTMENTS (cost $407,583,928)(1)	100.1%	670,828,800
Other assets less liabilities	(0.1)	(686,880)
NET ASSETS	100.0%	$670,141,920
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$668,361,160	$—	$—	$668,361,160
Short-Term Investments	—	2,467,640	—	2,467,640
Total Investments at Value	$668,361,160	$2,467,640	$—	$670,828,800
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Aerospace/Defense — 2.4%
Howmet Aerospace, Inc.	219,549	$ 21,010,839
Apparel — 0.8%
LVMH Moet Hennessy Louis Vuitton SE	10,022	7,063,623
Banks — 6.1%
Bank of America Corp.	309,349	12,469,858
Goldman Sachs Group, Inc.	31,243	15,903,625
JPMorgan Chase & Co.	118,309	25,176,155
		53,549,638
Beverages — 1.3%
Diageo PLC	187,406	5,836,802
Pernod Ricard SA	38,143	5,108,279
		10,945,081
Biotechnology — 1.9%
Vertex Pharmaceuticals, Inc.†	33,089	16,402,879
Building Materials — 1.8%
Johnson Controls International PLC	107,186	7,668,086
Summit Materials, Inc., Class A†	192,551	8,044,781
		15,712,867
Chemicals — 2.1%
DuPont de Nemours, Inc.	98,063	8,207,873
Linde PLC	22,644	10,269,054
		18,476,927
Commercial Services — 0.7%
Dun & Bradstreet Holdings, Inc.	563,202	6,127,638
Computers — 5.6%
Apple, Inc.	161,368	35,836,605
Check Point Software Technologies, Ltd.†	69,918	12,826,457
		48,663,062
Cosmetics/Personal Care — 2.4%
Colgate-Palmolive Co.	112,910	11,199,543
Kenvue, Inc.	544,771	10,072,816
		21,272,359
Diversified Financial Services — 4.7%
CME Group, Inc.	32,264	6,249,859
Mastercard, Inc., Class A	35,236	16,339,286
Visa, Inc., Class A	71,367	18,960,071
		41,549,216
Electric — 2.4%
Southern Co.	131,840	11,011,277
Xcel Energy, Inc.	178,463	10,400,823
		21,412,100
Electrical Components & Equipment — 2.4%
AMETEK, Inc.	46,950	8,144,886
Eaton Corp. PLC	41,715	12,714,315
		20,859,201
Electronics — 3.5%
Allegion PLC	48,668	6,658,269
Honeywell International, Inc.	53,392	10,932,012
TE Connectivity, Ltd.	86,379	13,330,871
		30,921,152
Environmental Control — 0.7%
Waste Management, Inc.	29,403	5,958,812
Security Description	Shares or Principal Amount	Value

Food — 0.7%
Mondelez International, Inc., Class A	88,019	$ 6,016,099
Healthcare-Products — 3.6%
Agilent Technologies, Inc.	78,636	11,119,130
Medtronic PLC	169,215	13,591,349
STERIS PLC	27,595	6,588,582
		31,299,061
Healthcare-Services — 1.5%
ICON PLC†	39,007	12,811,459
Insurance — 3.3%
Aon PLC, Class A	27,191	8,932,515
Chubb, Ltd.	41,913	11,553,738
Willis Towers Watson PLC	28,393	8,014,776
		28,501,029
Internet — 9.9%
Alphabet, Inc., Class A	290,143	49,771,130
Amazon.com, Inc.†	198,780	37,167,885
		86,939,015
Oil & Gas — 3.7%
ConocoPhillips	177,267	19,712,090
Exxon Mobil Corp.	103,530	12,277,623
		31,989,713
Pharmaceuticals — 5.8%
Becton Dickinson & Co.	40,257	9,704,353
Cigna Group	43,655	15,221,189
Eli Lilly & Co.	9,415	7,572,202
Merck & Co., Inc.	73,657	8,332,816
Pfizer, Inc.	338,235	10,329,697
		51,160,257
REITS — 1.9%
American Tower Corp.	75,912	16,731,005
Retail — 3.8%
Costco Wholesale Corp.	16,896	13,888,512
Home Depot, Inc.	34,592	12,735,391
Target Corp.	46,491	6,992,711
		33,616,614
Semiconductors — 11.7%
Analog Devices, Inc.	67,308	15,573,725
Applied Materials, Inc.	41,585	8,824,337
ASML Holding NV	9,486	8,713,855
Lam Research Corp.	9,369	8,631,098
NVIDIA Corp.	441,966	51,718,861
Texas Instruments, Inc.	41,811	8,521,500
		101,983,376
Software — 13.8%
Adobe, Inc.†	10,293	5,678,134
Electronic Arts, Inc.	70,250	10,603,535
Fiserv, Inc.†	85,434	13,974,439
Microsoft Corp.	180,276	75,418,465
Salesforce, Inc.	57,303	14,830,016
		120,504,589

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation — 0.9%
Canadian Pacific Kansas City, Ltd.	55,943	$ 4,689,142
JB Hunt Transport Services, Inc.	19,425	3,363,439
		8,052,581
Total Long-Term Investment Securities (cost $547,247,930)		869,530,192
SHORT-TERM INVESTMENTS — 0.7%
Sovereign — 0.5%
Federal National Mtg. Assoc.
5.25%, 08/01/2024	$4,458,000	4,457,349
U.S. Government Agency — 0.2%
Federal Home Loan Bank
5.25%, 08/01/2024	1,754,000	1,753,744
Total Short-Term Investments (cost $6,212,000)		6,211,093
TOTAL INVESTMENTS (cost $553,459,930)(1)	100.1%	875,741,285
Other assets less liabilities	(0.1)	(824,589)
NET ASSETS	100.0%	$874,916,696
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$—	$7,063,623	$—	$7,063,623
Beverages	—	10,945,081	—	10,945,081
Semiconductors	93,269,521	8,713,855	—	101,983,376
Other Industries	749,538,112	—	—	749,538,112
Short-Term Investments	—	6,211,093	—	6,211,093
Total Investments at Value	$842,807,633	$32,933,652	$—	$875,741,285
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.9%
Advertising — 0.8%
Omnicom Group, Inc.	43,589	$ 4,273,466
Aerospace/Defense — 1.1%
General Dynamics Corp.	8,320	2,485,267
L3Harris Technologies, Inc.	14,392	3,265,401
		5,750,668
Agriculture — 1.6%
Altria Group, Inc.	31,165	1,527,397
Archer-Daniels-Midland Co.	17,660	1,095,096
Philip Morris International, Inc.	46,138	5,313,252
		7,935,745
Auto Parts & Equipment — 1.2%
Aptiv PLC†	49,811	3,456,385
Lear Corp.	20,910	2,551,857
		6,008,242
Banks — 8.5%
Bank of America Corp.	184,577	7,440,299
Goldman Sachs Group, Inc.	20,441	10,405,082
JPMorgan Chase & Co.	41,803	8,895,679
Morgan Stanley	39,438	4,070,396
Northern Trust Corp.	59,236	5,251,271
PNC Financial Services Group, Inc.	13,816	2,502,078
Truist Financial Corp.	92,587	4,137,713
		42,702,518
Beverages — 0.8%
Constellation Brands, Inc., Class A	8,813	2,160,595
Diageo PLC	55,849	1,739,430
		3,900,025
Building Materials — 3.3%
Johnson Controls International PLC	109,379	7,824,974
Masco Corp.	98,531	7,670,638
Summit Materials, Inc., Class A†	23,952	1,000,715
		16,496,327
Chemicals — 2.2%
Air Products & Chemicals, Inc.	4,907	1,294,712
Axalta Coating Systems, Ltd.†	87,765	3,128,822
DuPont de Nemours, Inc.	34,739	2,907,655
PPG Industries, Inc.	30,046	3,815,241
		11,146,430
Commercial Services — 0.7%
Dun & Bradstreet Holdings, Inc.	315,593	3,433,652
Computers — 1.2%
Accenture PLC, Class A	7,796	2,577,513
Amdocs, Ltd.	19,755	1,727,970
Cognizant Technology Solutions Corp., Class A	23,403	1,771,139
		6,076,622
Cosmetics/Personal Care — 1.2%
Kenvue, Inc.	335,052	6,195,111
Distribution/Wholesale — 0.6%
LKQ Corp.	75,635	3,138,852
Diversified Financial Services — 2.6%
Cboe Global Markets, Inc.	11,684	2,144,131
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Charles Schwab Corp.	141,788	$ 9,243,159
CME Group, Inc.	7,914	1,533,021
		12,920,311
Electric — 3.5%
Dominion Energy, Inc.	12,228	653,709
Duke Energy Corp.	35,641	3,894,493
Exelon Corp.	46,506	1,730,023
National Grid PLC	243,203	3,091,696
PG&E Corp.	242,145	4,419,146
Southern Co.	47,899	4,000,525
		17,789,592
Electrical Components & Equipment — 0.9%
Eaton Corp. PLC	14,737	4,491,690
Electronics — 0.6%
Honeywell International, Inc.	13,832	2,832,102
Hand/Machine Tools — 1.0%
Regal Rexnord Corp.	17,145	2,754,859
Stanley Black & Decker, Inc.	24,307	2,567,305
		5,322,164
Healthcare-Products — 1.5%
Medtronic PLC	97,382	7,821,722
Healthcare-Services — 0.7%
ICON PLC†	8,339	2,738,861
Quest Diagnostics, Inc.	7,169	1,020,149
		3,759,010
Household Products/Wares — 0.5%
Henkel AG & Co. KGaA (Preference Shares)	27,024	2,313,388
Insurance — 3.9%
Aon PLC, Class A	19,507	6,408,245
Chubb, Ltd.	20,556	5,666,467
Principal Financial Group, Inc.	11,148	908,673
Travelers Cos., Inc.	8,933	1,933,459
Willis Towers Watson PLC	16,169	4,564,185
		19,481,029
Internet — 1.0%
Alphabet, Inc., Class A	22,126	3,795,494
Booking Holdings, Inc.	361	1,341,119
		5,136,613
Machinery-Construction & Mining — 0.2%
GE Vernova, Inc.†	4,497	801,545
Media — 1.8%
Comcast Corp., Class A	192,161	7,930,484
Warner Bros. Discovery, Inc.†	116,509	1,007,803
		8,938,287
Mining — 0.2%
Glencore PLC	182,839	1,012,250
Oil & Gas — 3.8%
Chevron Corp.	9,083	1,457,549
ConocoPhillips	51,430	5,719,016
Exxon Mobil Corp.	32,632	3,869,829
Hess Corp.	30,159	4,626,994
Suncor Energy, Inc.	82,162	3,281,362
		18,954,750

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals — 6.8%
Becton Dickinson & Co.	9,740	$ 2,347,924
Cigna Group	24,300	8,472,681
Johnson & Johnson	49,556	7,822,415
McKesson Corp.	9,294	5,734,584
Organon & Co.	31,985	699,192
Pfizer, Inc.	218,562	6,674,883
Roche Holding AG	8,456	2,738,880
		34,490,559
Retail — 0.4%
Target Corp.	7,068	1,063,098
Wendy's Co.	47,581	805,546
		1,868,644
Semiconductors — 2.1%
Intel Corp.	98,392	3,024,570
NXP Semiconductors NV	20,011	5,266,095
Samsung Electronics Co., Ltd. (Preference Shares)	34,184	1,598,106
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,052	506,021
		10,394,792
Software — 3.3%
Electronic Arts, Inc.	7,328	1,106,088
Fidelity National Information Services, Inc.	30,997	2,381,500
Fiserv, Inc.†	19,872	3,250,463
Microsoft Corp.	19,051	7,969,986
Oracle Corp.	15,276	2,130,238
		16,838,275
Telecommunications — 0.9%
T-Mobile US, Inc.	24,204	4,411,905
Transportation — 1.0%
Union Pacific Corp.	21,312	5,258,310
Total Common Stocks (cost $222,996,457)		301,894,596
CORPORATE BONDS & NOTES — 12.7%
Aerospace/Defense — 0.0%
BAE Systems PLC
3.40%, 04/15/2030*	$ 224,000	207,573
Agriculture — 0.4%
BAT International Finance PLC
4.45%, 03/16/2028	1,087,000	1,070,496
Philip Morris International, Inc.
5.13%, 11/17/2027	194,000	196,614
5.13%, 02/15/2030	234,000	237,862
5.63%, 11/17/2029	83,000	86,687
5.75%, 11/17/2032	367,000	384,042
		1,975,701
Auto Manufacturers — 0.1%
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	783,000	656,013
Auto Parts & Equipment — 0.1%
Lear Corp.
3.80%, 09/15/2027	165,000	159,575
4.25%, 05/15/2029	195,000	189,455
		349,030
Banks — 2.8%
Bank of America Corp.
2.57%, 10/20/2032	679,000	576,885
Security Description	Shares or Principal Amount	Value

Banks (continued)
Barclays PLC
7.44%, 11/02/2033	$ 643,000	$ 725,945
Deutsche Bank AG
2.31%, 11/16/2027	188,000	175,753
6.72%, 01/18/2029	485,000	506,543
7.15%, 07/13/2027	190,000	196,321
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	621,000	522,185
2.60%, 02/07/2030	722,000	646,486
HSBC Holdings PLC
4.00%, 03/09/2026(1)	200,000	190,825
4.70%, 03/09/2031(1)	237,000	204,677
JPMorgan Chase & Co.
2.55%, 11/08/2032	1,022,000	870,829
2.96%, 05/13/2031	103,000	92,201
2.96%, 01/25/2033	398,000	346,962
3.11%, 04/22/2041	534,000	410,773
3.90%, 01/23/2049	199,000	161,893
5.77%, 04/22/2035	461,000	483,160
Macquarie Group, Ltd.
4.44%, 06/21/2033*	1,274,000	1,201,172
Mitsubishi UFJ Financial Group, Inc.
2.85%, 01/19/2033	678,000	586,002
Morgan Stanley
2.70%, 01/22/2031	1,283,000	1,147,061
2.94%, 01/21/2033	678,000	586,866
Northern Trust Corp.
6.13%, 11/02/2032	588,000	633,882
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029	1,128,000	1,026,981
UBS Group AG
2.10%, 02/11/2032*	1,372,000	1,131,403
Wells Fargo & Co.
3.35%, 03/02/2033	1,668,000	1,479,261
		13,904,066
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	157,000	146,795
8.00%, 11/15/2039	626,000	811,348
Diageo Capital PLC
2.38%, 10/24/2029	499,000	450,046
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	66,000	60,791
		1,468,980
Building Materials — 0.2%
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	41,000	36,511
Masco Corp.
2.00%, 02/15/2031	787,000	657,391
Vulcan Materials Co.
3.50%, 06/01/2030	81,000	75,741
		769,643
Chemicals — 0.1%
RPM International, Inc.
2.95%, 01/15/2032	318,000	274,318
Commercial Services — 0.6%
Ashtead Capital, Inc.
5.50%, 08/11/2032*	892,000	891,484
ERAC USA Finance LLC
7.00%, 10/15/2037*	258,000	300,473

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Experian Finance PLC
4.25%, 02/01/2029*	$ 336,000	$ 328,697
Global Payments, Inc.
1.20%, 03/01/2026	438,000	412,331
2.90%, 11/15/2031	531,000	455,657
Verisk Analytics, Inc.
4.13%, 03/15/2029	399,000	390,911
5.75%, 04/01/2033	321,000	337,418
		3,116,971
Cosmetics/Personal Care — 0.1%
Kenvue, Inc.
4.90%, 03/22/2033	676,000	682,364
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	260,000	245,619
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/2027	150,000	144,438
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	387,000	354,992
3.25%, 02/15/2027*	466,000	442,603
4.38%, 05/01/2026*	141,000	138,559
Capital One Financial Corp.
3.27%, 03/01/2030	1,031,000	949,517
3.75%, 03/09/2027	359,000	348,519
Charles Schwab Corp.
5.85%, 05/19/2034	835,000	866,114
Intercontinental Exchange, Inc.
2.10%, 06/15/2030	454,000	394,525
LPL Holdings, Inc.
4.38%, 05/15/2031*	894,000	824,701
6.75%, 11/17/2028	80,000	84,464
		4,794,051
Electric — 1.1%
American Electric Power Co., Inc.
5.95%, 11/01/2032	284,000	297,508
American Transmission Systems, Inc.
2.65%, 01/15/2032*	111,000	94,754
Brazos Securitization LLC
5.24%, 03/01/2043*	347,000	353,252
Consumers 2023 Securitization Funding LLC
5.55%, 03/01/2028	304,000	305,388
Duke Energy Carolinas LLC
4.95%, 01/15/2033	887,000	896,524
Duke Energy Corp.
2.65%, 09/01/2026	66,000	63,153
4.50%, 08/15/2032	674,000	646,710
Electricite de France SA
6.90%, 05/23/2053*	200,000	222,855
Empire District Bondco LLC
4.94%, 01/01/2035	279,000	278,958
Exelon Corp.
4.05%, 04/15/2030	357,000	343,590
Georgia Power Co.
3.70%, 01/30/2050	30,000	22,857
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	195,000	165,725
4.30%, 01/15/2026*	276,000	272,877
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	405,000	423,726
Security Description	Shares or Principal Amount	Value

Electric (continued)
Pacific Gas & Electric Co.
2.10%, 08/01/2027	$ 101,000	$ 92,662
2.50%, 02/01/2031	413,000	349,889
3.00%, 06/15/2028	298,000	277,904
3.30%, 08/01/2040	195,000	142,507
Virginia Power Fuel Securitization LLC
5.09%, 05/01/2029	304,000	304,594
Xcel Energy, Inc.
3.40%, 06/01/2030	206,000	190,140
		5,745,573
Electronics — 0.1%
Arrow Electronics, Inc.
2.95%, 02/15/2032	598,000	510,387
Entertainment — 0.1%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	477,000	376,298
5.14%, 03/15/2052	347,000	258,147
		634,445
Environmental Control — 0.3%
Republic Services, Inc.
1.45%, 02/15/2031	184,000	150,210
Waste Management, Inc.
4.88%, 02/15/2034	1,314,000	1,319,185
		1,469,395
Gas — 0.1%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	55,000	54,313
East Ohio Gas Co.
2.00%, 06/15/2030*	247,000	210,244
NiSource, Inc.
2.95%, 09/01/2029	272,000	249,593
5.65%, 02/01/2045	89,000	88,445
		602,595
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	177,711
Boston Scientific Corp.
2.65%, 06/01/2030	336,000	302,008
		479,719
Healthcare-Services — 0.4%
Adventist Health System
5.43%, 03/01/2032	568,000	574,515
HCA, Inc.
4.13%, 06/15/2029	255,000	246,001
4.38%, 03/15/2042	268,000	226,122
5.13%, 06/15/2039	450,000	429,051
Humana, Inc.
5.88%, 03/01/2033	260,000	270,084
Laboratory Corp. of America Holdings
4.70%, 02/01/2045	309,000	276,807
Northwell Healthcare, Inc.
3.98%, 11/01/2046	33,000	26,441
4.26%, 11/01/2047	257,000	213,542
		2,262,563
Insurance — 0.9%
AIA Group, Ltd.
3.38%, 04/07/2030*	586,000	546,345

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Aon Corp.
4.50%, 12/15/2028	$ 441,000	$ 435,967
Brown & Brown, Inc.
4.20%, 03/17/2032	460,000	428,002
Fairfax Financial Holdings, Ltd.
5.63%, 08/16/2032	926,000	940,082
6.00%, 12/07/2033*	23,000	23,850
Liberty Mutual Group, Inc.
3.95%, 10/15/2050*	230,000	171,260
Metropolitan Life Global Funding I
3.30%, 03/21/2029*	1,046,000	988,202
Sammons Financial Group, Inc.
6.88%, 04/15/2034*	736,000	765,132
		4,298,840
Internet — 0.1%
Booking Holdings, Inc.
4.63%, 04/13/2030	303,000	304,170
Lodging — 0.2%
Las Vegas Sands Corp.
3.90%, 08/08/2029	168,000	155,299
Marriott International, Inc.
2.75%, 10/15/2033	340,000	282,969
2.85%, 04/15/2031	2,000	1,753
4.63%, 06/15/2030	420,000	416,630
		856,651
Machinery-Diversified — 0.1%
CNH Industrial Capital LLC
1.88%, 01/15/2026	94,000	89,907
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025	169,000	165,762
4.70%, 09/15/2028	434,000	431,602
		687,271
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	447,000	309,882
5.25%, 04/01/2053	375,000	303,349
5.38%, 05/01/2047	90,000	74,500
6.38%, 10/23/2035	224,000	224,573
Cox Communications, Inc.
1.80%, 10/01/2030*	283,000	233,592
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	428,000	485,647
		1,631,543
Mining — 0.4%
Anglo American Capital PLC
2.63%, 09/10/2030*	1,034,000	901,392
3.88%, 03/16/2029*	200,000	191,086
5.63%, 04/01/2030*	422,000	430,459
Glencore Funding LLC
2.50%, 09/01/2030*	359,000	311,734
2.85%, 04/27/2031*	150,000	129,110
		1,963,781
Oil & Gas — 0.6%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	904,000	785,059
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Diamondback Energy, Inc.
5.40%, 04/18/2034	$ 303,000	$ 306,716
Eni SpA
4.75%, 09/12/2028*	762,000	760,791
EQT Corp.
5.75%, 02/01/2034	673,000	680,528
Marathon Petroleum Corp.
4.75%, 09/15/2044	201,000	175,842
Phillips 66
2.15%, 12/15/2030	635,000	544,082
		3,253,018
Pharmaceuticals — 0.1%
Cigna Group
3.20%, 03/15/2040	102,000	77,358
CVS Health Corp.
5.30%, 06/01/2033	574,000	572,983
		650,341
Pipelines — 0.5%
Enbridge, Inc.
5.63%, 04/05/2034	451,000	461,711
Energy Transfer LP
5.75%, 02/15/2033	489,000	501,037
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	399,000	373,359
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	108,000	105,921
Spectra Energy Partners LP
3.38%, 10/15/2026	174,000	168,339
Targa Resources Corp.
4.20%, 02/01/2033	162,000	149,014
6.13%, 03/15/2033	499,000	524,915
		2,284,296
REITS — 0.8%
Boston Properties LP
2.55%, 04/01/2032	279,000	224,145
Brixmor Operating Partnership LP
4.05%, 07/01/2030	356,000	338,320
4.13%, 05/15/2029	36,000	34,636
Crown Castle, Inc.
3.65%, 09/01/2027	544,000	524,730
Equinix, Inc.
1.80%, 07/15/2027	382,000	351,241
2.50%, 05/15/2031	480,000	412,193
2.63%, 11/18/2024	603,000	597,595
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	331,000	330,359
Public Storage Operating Co.
5.10%, 08/01/2033	975,000	988,351
Realty Income Corp.
3.25%, 01/15/2031	105,000	95,349
		3,896,919
Retail — 0.2%
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	448,000	346,937
Genuine Parts Co.
2.75%, 02/01/2032	802,000	682,150
		1,029,087

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors — 0.1%
Broadcom, Inc.
4.30%, 11/15/2032	$ 288,000	$ 274,842
4.93%, 05/15/2037*	149,000	143,785
		418,627
Software — 0.1%
Fiserv, Inc.
2.65%, 06/01/2030	147,000	131,256
Oracle Corp.
4.90%, 02/06/2033	165,000	163,794
Roper Technologies, Inc.
2.00%, 06/30/2030	281,000	240,792
		535,842
Telecommunications — 0.5%
Rogers Communications, Inc.
3.80%, 03/15/2032	1,127,000	1,030,834
T-Mobile USA, Inc.
2.05%, 02/15/2028	401,000	365,857
4.50%, 04/15/2050	477,000	408,131
Verizon Communications, Inc.
3.15%, 03/22/2030	224,000	206,566
4.81%, 03/15/2039	400,000	381,502
Vodafone Group PLC
5.63%, 02/10/2053	167,000	164,061
		2,556,951
Total Corporate Bonds & Notes (cost $68,714,403)		64,270,724
ASSET BACKED SECURITIES — 2.0%
Auto Loan Receivables — 0.5%
AmeriCredit Automobile Receivables Trust
Series 2024-1, Class A2A 5.75%, 02/18/2028	248,000	248,321
ARI Fleet Lease Trust
Series 2023-B, Class A2 6.05%, 07/15/2032*	108,372	109,015
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class B 1.38%, 07/15/2030*	173,788	173,194
Series 2023-3A, Class A 6.39%, 08/15/2033*	124,000	126,053
Enterprise Fleet Financing LLC
Series 2023-1, Class A2 5.51%, 01/22/2029*	785,688	786,478
Series 2023-3, Class A2 6.40%, 03/20/2030*	296,971	301,377
GLS Auto Select Receivables Trust
Series 2023-1A, Class A2 6.27%, 08/16/2027*	110,861	111,390
Series 2023-2A, Class A2 6.37%, 06/15/2028*	67,916	68,623
Nissan Master Owner Trust Receivables FRS
Series 2024-A, Class A 6.01%, (SOFR30A+0.67%), 02/15/2028*	325,724	326,205
Toyota Lease Owner Trust
Series 2023-A, Class A2 5.30%, 08/20/2025*	30,967	30,951
		2,281,607
Security Description	Shares or Principal Amount	Value

Home Equity — 0.0%
Bayview Financial Revolving Asset Trust FRS
Series 2005-E, Class M1 7.06%, (TSFR1M+1.71%), 12/28/2040*	$ 59,650	$ 104,432
GMACM Home Equity Loan Trust VRS
Series 2006-HE3, Class A3 5.81%, 10/25/2036(2)	13,214	13,801
Home Equity Loan Trust VRS
Series 2005-HS2, Class AI3 3.79%, 12/25/2035(2)	11,437	313
		118,546
Other Asset Backed Securities — 1.5%
Bain Capital Credit CLO, Ltd. FRS
Series 2020-4A, Class A1R 7.03%, (TSFR3M+1.75%), 10/20/2036*	293,336	296,167
Business Jet Securities LLC
Series 2021-1A, Class A 2.16%, 04/15/2036*	126,283	120,229
Series 2024-1A, Class A 6.20%, 05/15/2039*	243,299	247,340
Columbia Cent CLO, Ltd. FRS
Series 2018-28A, Class A2R 7.09%, (TSFR3M+1.96%), 11/07/2030*	795,089	796,114
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class A1 6.58%, (TSFR3M+1.28%), 04/15/2031*	715,945	716,875
Dryden Senior Loan Fund FRS
Series 2013-26A, Class AR 6.46%, (TSFR3M+1.16%), 04/15/2029*	239,117	239,450
Kubota Credit Owner Trust
Series 2023-2A, Class A2 5.61%, 07/15/2026*	73,914	73,971
MidOcean Credit CLO II FRS
Series 2013-2A, Class BR 7.18%, (TSFR3M+1.91%), 01/29/2030*	374,768	374,646
Neuberger Berman CLO XV FRS
Series 2013-15A, Class BR2 6.91%, (TSFR3M+1.61%), 10/15/2029*	371,566	371,552
Neuberger Berman CLO XX, Ltd. FRS
Series 2015-20A, Class ARR 6.72%, (TSFR3M+1.42%), 07/15/2034*	385,000	385,193
Oaktree CLO, Ltd. FRS
Series 2019-1A, Class BR 7.29%, (TSFR3M+2.01%), 04/22/2030*	1,102,426	1,104,547
OneMain Financial Issuance Trust
Series 2022-3A, Class A 5.94%, 05/15/2034*	534,000	537,294
Palmer Square Loan Funding, Ltd. FRS
Series 2024-3A, Class A2 6.99%, (TSFR3M+1.65%), 08/08/2032*	858,526	859,080
Rockford Tower CLO 2020-1, Ltd. FRS
Series 2020-1A, Class A2R 7.08%, (TSFR3M+1.80%), 01/20/2036*	1,187,485	1,189,309
Voya, Ltd. FRS
Series 2012-4A, Class A2R3 7.01%, (TSFR3M+1.71%), 10/15/2030*	425,864	424,553
		7,736,320
Total Asset Backed Securities (cost $10,081,593)		10,136,473

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.1%
Commercial and Residential — 2.4%
AREIT Trust FRS
Series 2022-CRE6, Class B 7.19%, (SOFR30A+1.85%), 01/20/2037*	$ 668,000	$ 657,669
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056	426,152	446,570
Benchmark Mtg. Trust VRS
Series 2023-V3, Class A3 6.36%, 07/15/2056(2)	30,512	31,848
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 6.75%, (TSFR1M+1.41%), 05/15/2038*	1,187,000	1,094,612
COMM Mtg. Trust
Series 2015-LC21, Class A4 3.71%, 07/10/2048	821,121	807,405
CSAIL Commercial Mtg. Trust
Series 2015-C2, Class A4 3.50%, 06/15/2057	467,518	459,889
ELM Trust VRS
Series 2024-ELM, Class B10 6.00%, 06/10/2039*(2)	537,460	543,929
GS Mtg. Securities Trust
Series 2015-GC30, Class A4 3.38%, 05/10/2050	879,375	861,993
JPMBB Commercial Mtg. Securities Trust
Series 2015-C28, Class A4 3.23%, 10/15/2048	635,131	625,391
Series 2014-C26, Class A4 3.49%, 01/15/2048	1,010,000	1,000,954
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class AS 7.19%, (TSFR1M+1.86%), 07/15/2036*	1,249,000	1,242,341
MF1 Multifamily Housing Mtg. Loan Trust FRS
Series 2021-FL5, Class AS 6.65%, (TSFR1M+1.31%), 07/15/2036*	1,229,000	1,216,284
Series 2024-FL15, Class AS 7.34%, (TSFR1M+2.04%), 08/18/2041*	541,000	538,628
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class A4 3.54%, 11/15/2052	324,355	306,229
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(2)	472,097	506,940
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL7, Class B 7.26%, (TSFR1M+1.91%), 11/25/2036*	240,000	236,926
TRTX Issuer, Ltd. FRS
Series 2021-FL4, Class A 6.65%, (TSFR1M+1.31%), 03/15/2038*	670,669	663,980
Wells Fargo Commercial Mtg. Trust
Series 2015-C28, Class A4 3.54%, 05/15/2048	893,749	878,280
		12,119,868
Other Asset Backed Securities — 1.3%
ACRES Commercial Realty, Ltd. FRS
Series 2021-FL2, Class AS 7.20%, (TSFR1M+1.86%), 01/15/2037*	397,000	391,285
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL1, Class AS 6.64%, (TSFR1M+1.31%), 12/15/2035*	488,500	484,904
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2021-FL3, Class B 7.04%, (TSFR1M+1.71%), 08/15/2034*	$ 383,500	$ 380,473
Series 2022-FL1, Class B 7.44%, (SOFR30A+2.10%), 01/15/2037*	1,098,000	1,088,591
BSPRT Issuer, Ltd. FRS
Series 2021-FL6, Class AS 6.74%, (TSFR1M+1.41%), 03/15/2036*	1,118,500	1,089,970
Series 2022-FL8, Class B 7.39%, (SOFR30A+2.05%), 02/15/2037*	392,500	384,129
Series 2021-FL7, Class B 7.49%, (TSFR1M+2.16%), 12/15/2038*	182,000	178,519
LCCM Trust FRS
Series 2021-FL2, Class B 7.34%, (TSFR1M+2.01%), 12/13/2038*	494,000	484,684
MF1 LLC FRS
Series 2023-FL12, Class A 7.41%, (TSFR1M+2.07%), 10/19/2038*	368,500	368,956
MF1, Ltd. FRS
Series 2020-FL4, Class A 7.15%, (TSFR1M+1.81%), 11/15/2035*	116,109	116,000
Series 2022-FL8, Class B 7.29%, (TSFR1M+1.95%), 02/19/2037*	486,092	476,761
STWD, Ltd. FRS
Series 2022-FL3, Class AS 7.14%, (SOFR30A+1.80%), 11/15/2038*	1,128,500	1,094,891
		6,539,163
U.S. Government Agency — 0.4%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K042, Class A2 2.67%, 12/25/2024	298,969	296,024
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K071, Class XAM 0.20%, 11/25/2027(2)(3)	3,192,000	20,849
Series K070, Class XAM 0.25%, 12/25/2027(2)(3)	1,984,000	16,355
Series K729, Class XAM 0.26%, 11/25/2024(2)(3)	3,013,000	2,178
Series K069, Class XAM 0.28%, 09/25/2027(2)(3)	2,042,000	18,863
Series K071, Class X1 0.28%, 11/25/2027(2)(3)	2,193,042	16,470
Series K072, Class XAM 0.29%, 12/25/2027(2)(3)	2,208,000	21,314
Series K154, Class X1 0.29%, 11/25/2032(2)(3)	1,607,565	27,770
Series K729, Class X1 0.32%, 10/25/2024(2)(3)	2,450,937	267
Series K070, Class X1 0.32%, 11/25/2027(2)(3)	1,967,085	18,221
Series K068, Class XAM 0.33%, 08/25/2027(2)(3)	1,898,000	19,780
Series K127, Class X1 0.33%, 01/25/2031(2)(3)	1,115,909	18,150
Series K134, Class XAM 0.35%, 11/25/2031(2)(3)	1,708,147	37,818
Series K072, Class X1 0.36%, 12/25/2027(2)(3)	3,360,259	35,649
Series K728, Class XAM 0.39%, 08/25/2024(2)(3)	2,996,000	30

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series K068, Class X1 0.41%, 08/25/2027(2)(3)	$ 1,240,042	$ 13,962
Series K728, Class X1 0.46%, 08/25/2024(2)(3)	2,281,175	23
Series K137, Class XAM 0.50%, 12/25/2031(2)(3)	1,554,125	47,423
Series K128, Class X1 0.51%, 03/25/2031(2)(3)	899,111	24,199
Series K132, Class X1 0.51%, 08/25/2031(2)(3)	354,025	10,406
Series K133, Class XAM 0.54%, 09/25/2031(2)(3)	1,156,618	37,936
Series K067, Class X1 0.57%, 07/25/2027(2)(3)	2,257,300	32,079
Series K136, Class XAM 0.57%, 12/25/2031(2)(3)	2,614,411	89,459
Series K727, Class XAM 0.62%, 07/25/2024(2)(3)	2,786,000	3
Series K066, Class XAM 0.64%, 06/25/2027(2)(3)	2,696,000	49,595
Series K727, Class X1 0.71%, 07/25/2024(2)(3)	224,905	0
Series K128, Class XAM 0.73%, 03/25/2031(2)(3)	386,416	16,096
Series K066, Class X1 0.74%, 06/25/2027(2)(3)	870,351	14,844
Series K125, Class XAM 0.78%, 01/25/2031(2)(3)	463,094	20,021
Series K132, Class XAM 0.86%, 09/25/2031(2)(3)	334,404	16,540
Series K124, Class XAM 0.94%, 01/25/2031(2)(3)	313,326	15,912
Series K131, Class XAM 0.94%, 07/25/2031(2)(3)	261,462	14,555
Series K122, Class XAM 1.08%, 11/25/2030(2)(3)	283,086	16,267
Series K097, Class X1 1.09%, 07/25/2029(2)(3)	162,988	7,359
Series K098, Class X1 1.14%, 08/25/2029(2)(3)	1,022,927	48,795
Series K118, Class XAM 1.17%, 09/25/2030(2)(3)	160,069	9,770
Series K129, Class XAM 1.22%, 05/25/2031(2)(3)	173,114	11,868
Series K114, Class XAM 1.34%, 06/25/2030(2)(3)	272,251	18,354
Series K116, Class XAM 1.60%, 08/25/2030(2)(3)	246,234	20,175
Series K112, Class XAM 1.67%, 05/25/2030(2)(3)	267,239	22,497
Series K109, Class XAM 1.80%, 04/25/2030(2)(3)	200,000	17,613
Series K111, Class XAM 1.80%, 05/25/2030(2)(3)	678,770	60,749
Series K110, Class XAM 1.87%, 04/25/2030(2)(3)	547,569	50,001
Series K728, Class A2 3.06%, 08/25/2024(2)	70,985	70,717
Federal Home Loan Mtg. Corp. REMIC
Series 4182, Class QI 3.00%, 02/15/2033(3)	39,815	2,230
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 4474, Class HJ 3.00%, 07/15/2039	$ 19,220	$ 18,236
Series 4096, Class DZ 3.50%, 08/15/2042	100,098	93,576
Series 4471, Class PI 4.50%, 12/15/2040(3)	4,854	451
Series 3629, Class CZ 5.00%, 01/15/2040	26,095	26,560
Series 3845, Class AI 5.50%, 02/15/2036(3)	9,288	1,575
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MV 3.00%, 02/25/2059	59,294	51,179
Series 2019-3, Class MA 3.50%, 10/25/2058	41,975	39,721
Series 2019-3, Class MV 3.50%, 10/25/2058	56,634	51,511
Federal National Mtg. Assoc. REMIC
Series 2015-61, Class PA 2.00%, 05/25/2044	1,736	1,719
Series 2016-19, Class AD 2.00%, 04/25/2046	27,938	25,379
Series 2013-1, Class YI 3.00%, 02/25/2033(3)	36,906	2,909
Series 2010-43, Class AH 3.25%, 05/25/2040	13,427	12,734
Series 2010-113, Class GB 4.00%, 10/25/2040	19,129	18,701
Series 2016-40, Class IQ 4.00%, 07/25/2046(3)	51,630	9,805
Series 2005-18, Class EC 5.00%, 03/25/2025	416	413
Government National Mtg. Assoc. FRS
Series 2023-40, Class FX 5.56%, (TSFR1M+0.21%), 09/20/2041	196,480	193,282
Series 2024-51, Class FJ 6.49%, (SOFR30A+1.15%), 03/20/2064	168,550	169,513
Government National Mtg. Assoc. REMIC
Series 2011-123, Class MA 4.00%, 07/20/2041	26,301	25,290
Series 2022-159, Class MV 4.50%, 10/20/2033	75,443	74,292
Series 2012-12, Class KN 4.50%, 09/20/2041	16,816	16,698
		2,142,730
Total Collateralized Mortgage Obligations (cost $21,423,099)		20,801,761
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 19.8%
U.S. Government — 7.6%
United States Treasury Bonds
2.25%, 02/15/2052	3,400,000	2,240,016
2.38%, 02/15/2042	5,100,000	3,841,933
2.38%, 11/15/2049(4)	8,780,000	6,024,932
2.50%, 02/15/2045	3,429,000	2,530,093
4.00%, 11/15/2052	1,674,000	1,574,737
4.38%, 08/15/2043	1,800,000	1,791,211
United States Treasury Notes
2.50%, 03/31/2027	10,100,000	9,698,762
3.88%, 12/31/2027	4,800,000	4,778,437

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
4.00%, 01/15/2027	$ 5,050,000	$ 5,030,471
4.50%, 11/15/2033	1,100,000	1,137,812
		38,648,404
U.S. Government Agency — 12.2%
Federal Home Loan Mtg. Corp.
1.50%, 12/01/2050 to 06/01/2051	804,974	620,900
2.00%, 03/01/2037 to 05/01/2052	5,101,375	4,158,519
2.50%, 08/01/2040 to 09/01/2052	4,499,143	3,788,921
3.00%, 01/01/2038 to 07/01/2052	2,709,198	2,411,667
3.50%, 11/01/2037 to 05/01/2052	1,094,066	1,018,995
4.00%, 08/01/2037 to 05/01/2052	517,253	497,372
4.50%, 04/01/2035 to 10/01/2052	861,416	833,724
5.00%, 09/01/2033 to 06/01/2053	1,483,697	1,467,696
5.50%, 12/01/2033 to 10/01/2053	1,172,968	1,177,820
6.00%, 04/01/2034 to 04/01/2054	924,863	941,058
6.50%, 05/01/2034 to 07/01/2037	48,042	49,818
Federal National Mtg. Assoc.
1.50%, 02/01/2042 to 04/01/2052	526,586	406,281
2.00%, 03/01/2037 to 03/01/2052	4,910,644	4,037,968
2.50%, 11/01/2031 to 06/01/2052	5,975,388	5,107,109
3.00%, 11/01/2028 to 07/01/2052	2,722,235	2,429,122
3.50%, 04/01/2038 to 08/01/2046	2,258,943	2,109,688
4.00%, 09/01/2040 to 05/01/2053	2,107,944	2,011,476
4.50%, 08/01/2033 to 09/01/2052	760,011	750,312
5.00%, 03/01/2026 to 07/01/2053	442,086	442,129
5.50%, 02/01/2033 to 11/01/2053	2,045,432	2,062,409
6.00%, 04/01/2034 to 03/01/2054	916,170	937,614
6.50%, 06/01/2031 to 07/01/2054	1,041,858	1,069,638
7.00%, 12/01/2053	380,871	393,530
Ginnie Mae
2.50%, 09/23/2054	400,000	344,583
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 03/20/2052	1,422,376	1,179,553
2.00%, August 30 TBA	450,000	372,920
2.50%, 08/20/2051 to 08/15/2054	1,944,781	1,673,417
3.00%, 04/20/2045 to 11/20/2052	1,762,435	1,582,025
3.00%, August 30 TBA	200,000	178,476
3.00%, September 30 TBA	175,000	156,304
3.50%, 12/15/2041 to 10/20/2052	1,796,928	1,663,015
4.00%, 01/20/2041 to 10/20/2052	1,019,002	967,969
4.50%, 07/20/2033 to 12/20/2052	2,287,482	2,222,442
5.00%, 07/20/2033 to 06/20/2054	1,774,828	1,756,400
5.50%, 11/15/2032 to 02/20/2053	572,644	577,365
5.50%, August 30 TBA	700,000	702,114
6.00%, 09/15/2032 to 04/20/2054	525,469	536,553
6.50%, August 30 TBA	275,000	280,134
7.00%, 03/20/2054	49,302	50,416
Small Business Administration
Series 2005-20C, Class 1 4.95%, 03/01/2025	6,570	6,559
Series 2004-20I, Class 1 4.99%, 09/01/2024	1,568	1,566
Uniform Mtg. Backed Securities
2.00%, August 15 TBA	2,500,000	2,241,419
2.00%, August 30 TBA	700,000	563,035
2.00%, September 30 TBA	675,000	543,665
2.50%, August 30 TBA	1,600,000	1,341,521
2.50%, September 30 TBA	1,600,000	1,343,209
3.00%, August 30 TBA	575,000	501,710
3.00%, September 30 TBA	575,000	502,294
3.50%, August 30 TBA	575,000	521,664
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
3.50%, September 30 TBA	$ 550,000	$ 499,348
4.50%, August 15 TBA	350,000	347,799
		61,381,241
Total U.S. Government & Agency Obligations (cost $107,549,456)		100,029,645
MUNICIPAL SECURITIES — 0.5%
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	211,000	182,556
Massachusetts Educational Financing Authority Revenue Bonds
6.35%, 07/01/2049	625,000	639,398
New Jersey Turnpike Authority Revenue Bonds
7.41%, 01/01/2040	675,000	805,330
Rhode Island Student Loan Authority Revenue Bonds
6.08%, 12/01/2042	610,000	623,823
Total Municipal Securities (cost $2,148,616)		2,251,107
Total Long-Term Investment Securities (cost $432,913,624)		499,384,306
SHORT-TERM INVESTMENTS — 2.8%
Sovereign — 2.0%
Federal National Mtg. Assoc. Disc. Notes
5.25%, 08/01/2024	9,988,000	9,986,542
U.S. Government Agency — 0.8%
Federal Home Loan Bank Disc. Notes
5.25%, 08/01/2024	3,931,000	3,930,426
Total Short-Term Investments (cost $13,919,000)		13,916,968
TOTAL INVESTMENTS (cost $446,832,624)(5)	101.8%	513,301,274
Other assets less liabilities	(1.8)	(8,933,586)
NET ASSETS	100.0%	$504,367,688
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA MFS Total Return Portfolio has no right to demand registration of these securities. At July 31, 2024, the aggregate value of these securities was $36,580,646 representing 7.3% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
124	Long	U.S. Treasury 5 Year Notes	September 2024	$13,131,766	$13,378,438	$246,672
28	Long	U.S. Treasury Ultra Bonds	September 2024	3,476,482	3,583,125	106,643
						$353,315
						Unrealized (Depreciation)
44	Short	U.S. Treasury Ultra 10 Year Notes	September 2024	$4,937,474	$5,085,438	$(147,964)
		Net Unrealized Appreciation (Depreciation)				$205,351
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Beverages	$2,160,595	$1,739,430	$—	$3,900,025
Electric	14,697,896	3,091,696	—	17,789,592
Household Products/Wares	—	2,313,388	—	2,313,388
Mining	—	1,012,250	—	1,012,250
Pharmaceuticals	31,751,679	2,738,880	—	34,490,559
Semiconductors	8,796,686	1,598,106	—	10,394,792
Other Industries	231,993,990	—	—	231,993,990
Corporate Bonds & Notes	—	64,270,724	—	64,270,724
Asset Backed Securities	—	10,136,473	—	10,136,473
Collateralized Mortgage Obligations	—	20,801,761	—	20,801,761
U.S. Government & Agency Obligations	—	100,029,645	—	100,029,645
Municipal Securities	—	2,251,107	—	2,251,107
Short-Term Investments	—	13,916,968	—	13,916,968
Total Investments at Value	$289,400,846	$223,900,428	$—	$513,301,274
Other Financial Instruments:†
Futures Contracts	$353,315	$—	$—	$353,315
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$147,964	$—	$—	$147,964
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Aerospace/Defense — 0.6%
Curtiss-Wright Corp.	6,608	$ 1,947,378
Hexcel Corp.	14,340	949,451
		2,896,829
Agriculture — 0.2%
Darling Ingredients, Inc.†	27,567	1,095,237
Apparel — 1.2%
Capri Holdings, Ltd.†	20,112	674,556
Carter's, Inc.	6,297	381,283
Columbia Sportswear Co.	5,815	475,086
Crocs, Inc.†	10,473	1,407,257
PVH Corp.	9,767	996,136
Skechers USA, Inc., Class A†	22,843	1,487,765
Under Armour, Inc., Class A†	32,575	227,048
Under Armour, Inc., Class C†	32,923	223,547
		5,872,678
Auto Parts & Equipment — 1.0%
Adient PLC†	15,498	399,228
Autoliv, Inc.	12,495	1,263,744
Gentex Corp.	39,887	1,238,890
Goodyear Tire & Rubber Co.†	49,118	574,681
Lear Corp.	9,798	1,195,748
Visteon Corp.†	4,762	550,202
		5,222,493
Banks — 5.5%
Associated Banc-Corp	25,578	587,782
Bank OZK	18,201	853,445
Cadence Bank	31,518	1,035,997
Columbia Banking System, Inc.	36,124	945,004
Commerce Bancshares, Inc.	20,338	1,316,072
Cullen/Frost Bankers, Inc.	11,086	1,297,727
East West Bancorp, Inc.	24,007	2,109,975
First Financial Bankshares, Inc.	22,180	853,043
First Horizon Corp.	94,354	1,578,542
FNB Corp.	62,070	952,154
Glacier Bancorp, Inc.	19,563	874,662
Hancock Whitney Corp.	14,947	818,049
Home BancShares, Inc.	32,143	910,611
International Bancshares Corp.	9,226	622,202
Old National Bancorp	54,482	1,090,730
Pinnacle Financial Partners, Inc.	13,198	1,271,231
Prosperity Bancshares, Inc.	16,552	1,200,351
SouthState Corp.	13,144	1,300,862
Synovus Financial Corp.	25,266	1,181,186
Texas Capital Bancshares, Inc.†	8,049	532,039
UMB Financial Corp.	7,569	772,189
United Bankshares, Inc.	23,270	905,901
Valley National Bancorp	73,795	619,878
Webster Financial Corp.	29,587	1,468,107
Wintrust Financial Corp.	11,237	1,215,843
Zions Bancorp NA	25,475	1,316,293
		27,629,875
Beverages — 0.5%
Boston Beer Co., Inc., Class A†	1,577	441,891
Celsius Holdings, Inc.†	25,737	1,205,264
Coca-Cola Consolidated, Inc.	807	924,733
		2,571,888
Security Description	Shares or Principal Amount	Value

Biotechnology — 3.1%
Arrowhead Pharmaceuticals, Inc.†	21,429	$ 612,012
BioMarin Pharmaceutical, Inc.†	32,761	2,762,735
Cytokinetics, Inc.†	19,783	1,167,395
Exelixis, Inc.†	50,258	1,178,550
Halozyme Therapeutics, Inc.†	21,959	1,213,454
Illumina, Inc.†	27,485	3,369,661
Roivant Sciences, Ltd.†	58,395	633,586
Sarepta Therapeutics, Inc.†	16,308	2,319,650
United Therapeutics Corp.†	7,653	2,397,609
		15,654,652
Building Materials — 3.5%
AAON, Inc.	11,773	1,042,264
Eagle Materials, Inc.	5,943	1,618,279
Fortune Brands Innovations, Inc.	21,581	1,743,961
Knife River Corp.†	9,767	776,672
Lennox International, Inc.	5,532	3,227,922
Louisiana-Pacific Corp.	11,006	1,080,349
MDU Resources Group, Inc.	35,178	947,695
Owens Corning	14,951	2,786,567
Simpson Manufacturing Co., Inc.	7,274	1,397,263
Trex Co., Inc.†	18,753	1,568,313
UFP Industries, Inc.	10,655	1,405,714
		17,594,999
Chemicals — 2.0%
Arcadium Lithium PLC†	178,086	566,314
Ashland, Inc.	8,648	835,829
Avient Corp.	15,745	712,304
Axalta Coating Systems, Ltd.†	38,069	1,357,160
Cabot Corp.	9,534	956,165
Chemours Co.	25,690	620,927
NewMarket Corp.	1,191	667,996
Olin Corp.	20,604	939,748
RPM International, Inc.	22,215	2,698,234
Westlake Corp.	5,546	820,032
		10,174,709
Commercial Services — 3.7%
Avis Budget Group, Inc.	3,136	316,767
Brink's Co.	7,672	843,843
Euronet Worldwide, Inc.†	7,519	766,863
FTI Consulting, Inc.†	6,052	1,319,154
Graham Holdings Co., Class B	600	464,910
Grand Canyon Education, Inc.†	5,059	788,951
GXO Logistics, Inc.†	20,606	1,153,524
H&R Block, Inc.	24,073	1,394,790
Insperity, Inc.	6,172	633,988
ManpowerGroup, Inc.	8,230	630,253
Morningstar, Inc.	4,499	1,429,107
Paylocity Holding Corp.†	7,497	1,125,075
Progyny, Inc.†	14,293	403,063
R1 RCM, Inc.†	34,160	439,981
RB Global, Inc.	31,698	2,524,112
Service Corp. International	25,122	2,007,499
Valvoline, Inc.†	22,232	1,033,788
WEX, Inc.†	7,230	1,326,343
		18,602,011
Computers — 2.9%
ASGN, Inc.†	7,920	749,786
CACI International, Inc., Class A†	3,847	1,775,314
Crane NXT Co.	8,378	526,809
ExlService Holdings, Inc.†	28,026	988,197

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Genpact, Ltd.	28,568	$ 990,453
KBR, Inc.	23,167	1,542,690
Kyndryl Holdings, Inc.†	39,701	1,066,766
Lumentum Holdings, Inc.†	11,663	603,910
Maximus, Inc.	10,489	974,323
Pure Storage, Inc., Class A†	52,725	3,159,809
Qualys, Inc.†	6,373	950,469
Science Applications International Corp.	8,846	1,100,442
		14,428,968
Cosmetics/Personal Care — 0.5%
Coty, Inc., Class A†	62,887	625,726
e.l.f. Beauty, Inc.†	9,576	1,652,626
		2,278,352
Distribution/Wholesale — 1.1%
Core & Main, Inc., Class A†	29,506	1,577,686
Watsco, Inc.	5,523	2,703,453
WESCO International, Inc.	7,541	1,319,298
		5,600,437
Diversified Financial Services — 3.4%
Affiliated Managers Group, Inc.	5,498	1,020,539
Ally Financial, Inc.	47,202	2,124,562
Evercore, Inc., Class A	6,114	1,530,884
Federated Hermes, Inc.	13,848	475,402
Houlihan Lokey, Inc.	9,035	1,357,509
Interactive Brokers Group, Inc., Class A	18,480	2,204,110
Janus Henderson Group PLC	22,148	824,570
Jefferies Financial Group, Inc.	29,268	1,711,300
SEI Investments Co.	17,228	1,168,747
SLM Corp.	37,909	860,155
Stifel Financial Corp.	17,677	1,567,420
Voya Financial, Inc.	17,374	1,263,611
Western Union Co.	58,374	694,067
		16,802,876
Electric — 1.3%
ALLETE, Inc.	9,954	642,033
Black Hills Corp.	11,894	702,341
IDACORP, Inc.	8,746	854,921
Northwestern Energy Group, Inc.	10,574	568,564
OGE Energy Corp.	34,601	1,341,481
Ormat Technologies, Inc.	9,278	720,344
Portland General Electric Co.	17,776	842,227
TXNM Energy, Inc.	15,563	647,109
		6,319,020
Electrical Components & Equipment — 1.3%
Acuity Brands, Inc.	5,262	1,322,604
Belden, Inc.	7,018	650,498
EnerSys	6,973	766,542
Littelfuse, Inc.	4,276	1,142,162
Novanta, Inc.†	6,193	1,122,048
Universal Display Corp.	7,530	1,676,329
		6,680,183
Electronics — 2.5%
Arrow Electronics, Inc.†	9,184	1,135,969
Avnet, Inc.	15,593	838,279
Coherent Corp.†	22,885	1,594,627
NEXTracker, Inc., Class A†	21,202	1,041,866
nVent Electric PLC	28,644	2,080,414
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Sensata Technologies Holding PLC	26,007	$ 1,014,013
TD SYNNEX Corp.	13,408	1,597,831
Vishay Intertechnology, Inc.	21,590	524,853
Vontier Corp.	26,639	1,045,048
Woodward, Inc.	10,511	1,639,611
		12,512,511
Engineering & Construction — 2.7%
AECOM	23,486	2,128,066
Arcosa, Inc.	1	93
Comfort Systems USA, Inc.	6,144	2,042,388
EMCOR Group, Inc.	8,109	3,044,443
Exponent, Inc.	8,743	927,457
Fluor Corp.†	29,536	1,420,682
MasTec, Inc.†	10,484	1,153,555
TopBuild Corp.†	5,457	2,611,393
		13,328,077
Entertainment — 1.4%
Churchill Downs, Inc.	11,541	1,656,826
Light & Wonder, Inc.†	15,552	1,667,174
Marriott Vacations Worldwide Corp.	5,643	477,285
TKO Group Holdings, Inc.	10,163	1,111,324
Vail Resorts, Inc.	6,551	1,192,348
Warner Music Group Corp., Class A	24,431	733,174
		6,838,131
Environmental Control — 1.0%
Clean Harbors, Inc.†	8,654	2,065,970
Stericycle, Inc.†	16,009	937,327
Tetra Tech, Inc.	9,230	1,968,205
		4,971,502
Food — 2.0%
Flowers Foods, Inc.	33,151	746,561
Ingredion, Inc.	11,326	1,408,615
Lancaster Colony Corp.	3,514	678,413
Performance Food Group Co.†	26,848	1,852,512
Pilgrim's Pride Corp.†	6,950	286,548
Post Holdings, Inc.†	8,676	948,807
Sprouts Farmers Market, Inc.†	17,335	1,731,593
US Foods Holding Corp.†	39,026	2,122,624
		9,775,673
Food Service — 0.3%
Aramark	45,374	1,554,967
Gas — 1.0%
National Fuel Gas Co.	15,859	929,179
New Jersey Resources Corp.	17,050	797,087
ONE Gas, Inc.	9,760	679,589
Southwest Gas Holdings, Inc.	10,387	770,300
Spire, Inc.	9,963	663,436
UGI Corp.	36,167	896,218
		4,735,809
Hand/Machine Tools — 1.0%
Lincoln Electric Holdings, Inc.	9,818	2,016,715
MSA Safety, Inc.	6,387	1,204,908
Regal Rexnord Corp.	11,477	1,844,124
		5,065,747
Healthcare-Products — 2.9%
Avantor, Inc.†	117,196	3,134,993
Azenta, Inc.†	9,303	579,484

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Bruker Corp.	16,800	$ 1,150,968
Dentsply Sirona, Inc.	35,824	972,263
Enovis Corp.†	8,612	410,276
Envista Holdings Corp.†	29,651	506,143
Globus Medical, Inc., Class A†	19,432	1,398,327
Haemonetics Corp.†	8,762	789,018
Lantheus Holdings, Inc.†	11,959	1,253,662
LivaNova PLC†	9,343	461,544
Masimo Corp.†	7,693	822,997
Neogen Corp.†	34,009	579,173
Penumbra, Inc.†	6,688	1,117,498
Repligen Corp.†	8,966	1,500,460
		14,676,806
Healthcare-Services — 2.1%
Acadia Healthcare Co., Inc.†	16,007	1,038,054
Amedisys, Inc.†	5,630	552,021
Chemed Corp.	2,612	1,489,258
Encompass Health Corp.	17,371	1,614,461
HealthEquity, Inc.†	15,012	1,178,142
Medpace Holdings, Inc.†	4,063	1,554,179
Sotera Health Co.†	21,489	298,052
Tenet Healthcare Corp.†	16,853	2,522,894
		10,247,061
Home Builders — 1.2%
KB Home	12,687	1,092,097
Taylor Morrison Home Corp.†	18,247	1,224,009
Thor Industries, Inc.	9,200	976,488
Toll Brothers, Inc.	17,973	2,564,927
		5,857,521
Home Furnishings — 0.7%
Dolby Laboratories, Inc., Class A	10,309	811,937
Tempur Sealy International, Inc.	29,956	1,568,197
Whirlpool Corp.	9,426	961,169
		3,341,303
Household Products/Wares — 0.1%
Helen of Troy, Ltd.†	4,108	242,824
Housewares — 0.1%
Scotts Miracle-Gro Co.	7,251	569,929
Insurance — 5.7%
American Financial Group, Inc.	11,286	1,478,015
Brighthouse Financial, Inc.†	10,716	534,407
CNO Financial Group, Inc.	18,678	651,115
Equitable Holdings, Inc.	52,748	2,300,340
Erie Indemnity Co., Class A	4,303	1,898,268
Essent Group, Ltd.	18,405	1,156,570
Fidelity National Financial, Inc.	44,786	2,481,592
First American Financial Corp.	17,896	1,084,140
Hanover Insurance Group, Inc.	6,201	852,576
Kemper Corp.	10,441	668,850
Kinsale Capital Group, Inc.	3,815	1,743,722
MGIC Investment Corp.	45,996	1,142,541
Old Republic International Corp.	43,618	1,510,055
Primerica, Inc.	5,937	1,494,759
Reinsurance Group of America, Inc.	11,352	2,559,081
RenaissanceRe Holdings, Ltd.	9,124	2,115,947
RLI Corp.	6,940	1,045,095
Ryan Specialty Holdings, Inc.	17,665	1,087,987
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Selective Insurance Group, Inc.	10,489	$ 947,367
Unum Group	30,714	1,766,976
		28,519,403
Internet — 0.1%
Ziff Davis, Inc.†	7,959	381,077
Iron/Steel — 1.4%
Cleveland-Cliffs, Inc.†	82,036	1,259,253
Commercial Metals Co.	19,964	1,199,836
Reliance, Inc.	9,908	3,017,581
United States Steel Corp.	38,601	1,586,115
		7,062,785
Leisure Time — 0.9%
Brunswick Corp.	11,657	949,463
Harley-Davidson, Inc.	21,118	791,925
Planet Fitness, Inc., Class A†	15,101	1,112,944
Polaris, Inc.	9,166	763,344
YETI Holdings, Inc.†	14,706	608,093
		4,225,769
Lodging — 0.9%
Boyd Gaming Corp.	11,622	707,431
Choice Hotels International, Inc.	4,123	525,476
Hilton Grand Vacations, Inc.†	11,809	510,267
Hyatt Hotels Corp., Class A	7,795	1,148,437
Travel & Leisure Co.	12,295	566,677
Wyndham Hotels & Resorts, Inc.	13,902	1,052,660
		4,510,948
Machinery-Construction & Mining — 0.7%
BWX Technologies, Inc.	15,771	1,569,057
Oshkosh Corp.	11,284	1,226,006
Terex Corp.	11,611	734,512
		3,529,575
Machinery-Diversified — 3.0%
AGCO Corp.	10,685	1,008,878
Applied Industrial Technologies, Inc.	6,661	1,453,364
Chart Industries, Inc.†	7,253	1,168,313
Cognex Corp.	29,618	1,469,645
Crane Co.	8,481	1,360,522
Esab Corp.	9,800	995,680
Flowserve Corp.	22,715	1,148,243
Graco, Inc.	29,182	2,481,929
Middleby Corp.†	9,277	1,257,776
Toro Co.	18,014	1,724,480
Watts Water Technologies, Inc., Class A	4,729	981,362
		15,050,192
Media — 0.6%
New York Times Co., Class A	28,215	1,512,042
Nexstar Media Group, Inc.	5,381	994,355
TEGNA, Inc.	29,263	466,159
		2,972,556
Metal Fabricate/Hardware — 1.1%
Advanced Drainage Systems, Inc.	11,755	2,081,105
RBC Bearings, Inc.†	5,010	1,457,109
Timken Co.	11,176	971,753
Valmont Industries, Inc.	3,484	1,039,486
		5,549,453

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 0.6%
Alcoa Corp.	30,981	$ 1,023,612
MP Materials Corp.†	23,103	312,353
Royal Gold, Inc.	11,341	1,566,419
		2,902,384
Miscellaneous Manufacturing — 1.4%
Carlisle Cos., Inc.	8,191	3,428,589
Donaldson Co., Inc.	20,767	1,553,787
ITT, Inc.	14,200	2,008,732
		6,991,108
Oil & Gas — 4.4%
Antero Resources Corp.†	50,408	1,462,840
Chesapeake Energy Corp.	19,218	1,466,910
Chord Energy Corp.	10,729	1,841,740
Civitas Resources, Inc.	15,887	1,108,277
CNX Resources Corp.†	26,440	699,867
HF Sinclair Corp.	25,859	1,330,963
Matador Resources Co.	20,022	1,230,952
Murphy Oil Corp.	25,008	1,034,831
Ovintiv, Inc.	42,947	1,994,459
PBF Energy, Inc., Class A	18,206	741,894
Permian Resources Corp.	88,614	1,359,339
Range Resources Corp.	41,861	1,307,319
Southwestern Energy Co.†	190,258	1,227,164
Texas Pacific Land Corp.	3,213	2,714,664
Valaris, Ltd.†	10,744	844,371
Weatherford International PLC†	12,621	1,487,511
		21,853,101
Oil & Gas Services — 0.5%
ChampionX Corp.	32,850	1,125,441
NOV, Inc.	68,243	1,420,819
		2,546,260
Packaging & Containers — 1.7%
AptarGroup, Inc.	11,433	1,680,422
Berry Global Group, Inc.	19,738	1,297,181
Crown Holdings, Inc.	20,585	1,825,890
Graphic Packaging Holding Co.	53,019	1,595,872
Greif, Inc., Class A	4,449	296,659
Silgan Holdings, Inc.	14,001	720,072
Sonoco Products Co.	16,952	914,052
		8,330,148
Pharmaceuticals — 1.3%
BellRing Brands, Inc.†	22,505	1,154,056
Jazz Pharmaceuticals PLC†	10,877	1,199,189
Neurocrine Biosciences, Inc.†	17,364	2,458,222
Option Care Health, Inc.†	29,989	890,374
Perrigo Co. PLC	23,520	664,910
		6,366,751
Pipelines — 0.4%
Antero Midstream Corp.	58,951	846,536
DT Midstream, Inc.	16,754	1,262,582
		2,109,118
Private Equity — 0.4%
Carlyle Group, Inc.	37,255	1,853,064
Real Estate — 0.4%
Jones Lang LaSalle, Inc.†	8,206	2,058,885
Security Description	Shares or Principal Amount	Value

REITS — 7.2%
Agree Realty Corp.	17,321	$ 1,194,629
American Homes 4 Rent, Class A	55,522	2,003,789
Annaly Capital Management, Inc.	86,343	1,719,089
Brixmor Property Group, Inc.	51,984	1,324,033
COPT Defense Properties	19,394	561,844
Cousins Properties, Inc.	26,237	721,780
CubeSmart	38,815	1,846,818
EastGroup Properties, Inc.	8,293	1,550,708
EPR Properties	13,057	587,565
Equity LifeStyle Properties, Inc.	32,177	2,209,916
First Industrial Realty Trust, Inc.	22,834	1,249,477
Gaming & Leisure Properties, Inc.	46,843	2,351,519
Healthcare Realty Trust, Inc.	65,312	1,155,369
Independence Realty Trust, Inc.	38,763	722,930
Kilroy Realty Corp.	18,428	681,283
Kite Realty Group Trust	37,889	934,343
Lamar Advertising Co., Class A	15,152	1,816,119
National Storage Affiliates Trust	12,025	511,904
NNN REIT, Inc.	31,634	1,420,050
Omega Healthcare Investors, Inc.	42,633	1,551,841
Park Hotels & Resorts, Inc.	36,335	547,205
PotlatchDeltic Corp.	13,718	608,530
Rayonier, Inc.	23,631	716,728
Rexford Industrial Realty, Inc.	37,506	1,879,426
Sabra Health Care REIT, Inc.	39,941	648,242
STAG Industrial, Inc.	31,415	1,282,046
Starwood Property Trust, Inc.	51,788	1,033,171
Vornado Realty Trust	27,606	827,904
WP Carey, Inc.	37,755	2,182,617
		35,840,875
Retail — 6.4%
Abercrombie & Fitch Co., Class A†	8,816	1,300,184
AutoNation, Inc.†	4,238	808,271
BJ's Wholesale Club Holdings, Inc.†	22,941	2,017,890
Burlington Stores, Inc.†	11,019	2,868,466
Casey's General Stores, Inc.	6,386	2,476,746
Dick's Sporting Goods, Inc.	10,046	2,173,452
FirstCash Holdings, Inc.	6,433	717,923
Five Below, Inc.†	9,522	692,630
Floor & Decor Holdings, Inc., Class A†	18,463	1,809,374
GameStop Corp., Class A†	46,488	1,053,883
Gap, Inc.	37,378	877,635
Lithia Motors, Inc.	4,728	1,306,488
Macy's, Inc.	47,474	820,351
MSC Industrial Direct Co., Inc., Class A	7,869	699,948
Murphy USA, Inc.	3,253	1,642,505
Nordstrom, Inc.	16,900	385,827
Ollie's Bargain Outlet Holdings, Inc.†	10,575	1,032,543
Penske Automotive Group, Inc.	3,346	582,572
RH†	2,658	771,033
Texas Roadhouse, Inc.	11,524	2,012,206
Wendy's Co.	28,667	485,332
Williams-Sonoma, Inc.	22,170	3,429,256
Wingstop, Inc.	5,067	1,894,450
		31,858,965
Savings & Loans — 0.1%
New York Community Bancorp, Inc.	44,840	471,717
Semiconductors — 2.2%
Allegro MicroSystems, Inc.†	16,559	398,078
Amkor Technology, Inc.	17,839	582,622
Cirrus Logic, Inc.†	9,306	1,214,247

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
IPG Photonics Corp.†	4,953	$ 398,221
Lattice Semiconductor Corp.†	23,731	1,257,743
MACOM Technology Solutions Holdings, Inc.†	9,455	954,199
MKS Instruments, Inc.	10,898	1,372,058
Onto Innovation, Inc.†	8,502	1,626,433
Power Integrations, Inc.	9,794	715,354
Rambus, Inc.†	18,596	956,578
Silicon Laboratories, Inc.†	5,508	661,676
Synaptics, Inc.†	6,814	594,998
Wolfspeed, Inc.†	21,714	409,309
		11,141,516
Software — 2.6%
Altair Engineering, Inc., Class A†	9,825	868,137
Appfolio, Inc., Class A†	3,621	801,979
Aspen Technology, Inc.†	4,808	903,663
Blackbaud, Inc.†	6,974	553,596
CommVault Systems, Inc.†	7,488	1,144,541
Concentrix Corp.	8,084	569,922
Doximity, Inc., Class A†	21,077	590,156
Dropbox, Inc., Class A†	41,691	997,249
Duolingo, Inc.†	6,382	1,097,321
Dynatrace, Inc.†	41,501	1,822,724
Manhattan Associates, Inc.†	10,623	2,712,902
Teradata Corp.†	16,684	540,895
ZoomInfo Technologies, Inc.†	49,030	556,981
		13,160,066
Telecommunications — 0.6%
Ciena Corp.†	24,949	1,315,810
Frontier Communications Parent, Inc.†	38,595	1,130,833
Iridium Communications, Inc.	20,951	601,294
		3,047,937
Toys/Games/Hobbies — 0.2%
Mattel, Inc.†	59,369	1,145,228
Transportation — 1.8%
Kirby Corp.†	10,058	1,235,927
Knight-Swift Transportation Holdings, Inc.	27,883	1,517,672
Landstar System, Inc.	6,170	1,173,842
Ryder System, Inc.	7,562	1,059,890
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Saia, Inc.†	4,587	$ 1,916,678
XPO, Inc.†	20,071	2,305,957
		9,209,966
Trucking & Leasing — 0.2%
GATX Corp.	6,142	856,809
Water — 0.4%
Essential Utilities, Inc.	43,417	1,764,901
Total Common Stocks (cost $370,737,444)		488,453,625
UNAFFILIATED INVESTMENT COMPANIES — 0.1%
iShares Core S&P Mid-Cap ETF (cost $581,860)	10,000	619,700
Total Long-Term Investment Securities (cost $371,319,304)		489,073,325
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
5.17%, 10/08/2024(1) (cost $693,162)	$ 700,000	693,150
REPURCHASE AGREEMENTS — 1.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 07/31/2024, to be repurchased 08/01/2024 in the amount of $9,146,542 and collateralized by $9,893,700 of United States Treasury Notes, bearing interest at 0.75% due 03/31/2026 and having an approximate value of $9,329,068 (cost $9,146,136)	9,146,136	9,146,136
TOTAL INVESTMENTS (cost $381,158,602)(2)	100.0%	498,912,611
Other assets less liabilities	(0.0)	(125,185)
NET ASSETS	100.0%	$498,787,426
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
30	Long	S&P Mid Cap 400 E-Mini Index	September 2024	$9,286,396	$9,360,300	$73,904
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$488,453,625	$—	$—	$488,453,625
Unaffiliated Investment Companies	619,700	—	—	619,700
Short-Term Investments	—	693,150	—	693,150
Repurchase Agreements	—	9,146,136	—	9,146,136
Total Investments at Value	$489,073,325	$9,839,286	$—	$498,912,611
Other Financial Instruments:†
Futures Contracts	$73,904	$—	$—	$73,904
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Australia — 1.3%
Aristocrat Leisure, Ltd.	128,415	$ 4,555,422
Belgium — 1.3%
KBC Group NV	57,012	4,405,490
Bermuda — 1.5%
Hiscox, Ltd.	332,629	5,400,944
Canada — 5.9%
Agnico Eagle Mines, Ltd.	106,700	8,232,898
Constellation Software, Inc.	2,791	8,806,291
Tourmaline Oil Corp.	85,342	3,755,135
		20,794,324
Cayman Islands — 1.0%
ANTA Sports Products, Ltd.	411,800	3,652,129
China — 1.1%
Tsingtao Brewery Co., Ltd.	614,000	3,926,024
Denmark — 3.1%
Carlsberg A/S, Class B	38,158	4,613,779
Tryg A/S	287,492	6,297,376
		10,911,155
Finland — 2.2%
Kone Oyj, Class B	150,688	7,691,397
France — 12.3%
AXA SA	99,475	3,488,864
Capgemini SE	34,048	6,757,351
Legrand SA	71,120	7,670,174
L'Oreal SA	7,952	3,443,491
LVMH Moet Hennessy Louis Vuitton SE	6,143	4,329,658
Pernod Ricard SA	36,861	4,936,588
Safran SA	27,424	6,013,657
Sanofi SA	62,596	6,437,444
		43,077,227
Germany — 10.0%
Deutsche Boerse AG	28,376	5,809,445
Deutsche Post AG	119,869	5,351,096
Infineon Technologies AG	206,840	7,168,398
Merck KGaA	23,898	4,281,239
SAP SE	58,589	12,361,501
		34,971,679
Hong Kong — 1.8%
AIA Group, Ltd.	953,400	6,354,251
Italy — 0.8%
Moncler SpA	47,602	2,835,945
Japan — 5.4%
Hoya Corp.	29,846	3,729,737
Keyence Corp.	4,058	1,765,352
Kyocera Corp.	224,900	2,846,951
SMC Corp.	10,600	5,181,479
Sony Group Corp.	62,500	5,560,798
		19,084,317
Jersey — 1.3%
Experian PLC	94,209	4,441,949
Netherlands — 6.7%
Davide Campari-Milano NV	405,423	3,657,559
Heineken NV	58,415	5,182,189
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
QIAGEN NV	194,375	$ 8,683,982
Universal Music Group NV	251,646	5,985,416
		23,509,146
Singapore — 2.0%
DBS Group Holdings, Ltd.	257,260	7,053,865
South Korea — 2.0%
Samsung Electronics Co., Ltd.	111,032	6,826,728
Sweden — 4.7%
Atlas Copco AB, Class A	61,871	1,099,559
Boliden AB	82,549	2,508,473
Epiroc AB, Class A	210,194	3,921,630
Evolution AB*	32,759	3,161,372
Hexagon AB, Class B	563,792	5,732,658
		16,423,692
Switzerland — 4.7%
Alcon, Inc.	24,949	2,360,308
Novartis AG	37,735	4,230,258
Roche Holding AG	23,012	7,453,535
UBS Group AG	81,520	2,472,503
		16,516,604
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,818	4,114,824
United Kingdom — 27.7%
Anglo American PLC	192,808	5,799,096
Associated British Foods PLC	136,314	4,344,653
AstraZeneca PLC	63,589	10,081,758
BP PLC	1,334,765	7,871,930
British American Tobacco PLC	156,210	5,541,075
Haleon PLC	1,872,204	8,409,831
Halma PLC	245,030	8,376,352
NatWest Group PLC	1,203,269	5,678,445
Prudential PLC	424,038	3,786,182
Reckitt Benckiser Group PLC	104,932	5,631,881
RELX PLC (LSE)	99,327	4,686,137
RELX PLC (XAMS)	112,625	5,302,366
Rightmove PLC	978,350	7,258,625
Shell PLC	286,713	10,457,296
St. James's Place PLC	458,377	4,029,223
		97,254,850
Total Common Stocks (cost $298,492,789)		343,801,962
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	4,633	0
TOTAL INVESTMENTS (cost $298,492,789)(2)	98.0%	343,801,962
Other assets less liabilities	2.0	6,849,335
NET ASSETS	100.0%	$350,651,297
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Morgan Stanley International Equities Portfolio has no right to demand registration of these securities. At July 31, 2024, the aggregate value of these securities was $3,161,372 representing 0.9% of net assets.
†	Non-income producing security

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
LSE—London Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange
Industry Allocation*
Pharmaceuticals	9.3%
Insurance	7.2
Beverages	6.3
Oil & Gas	6.3
Machinery-Diversified	6.2
Software	6.0
Banks	5.6
Semiconductors	5.3
Mining	4.7
Electronics	4.2
Commercial Services	4.1
Entertainment	3.9
Cosmetics/Personal Care	3.4
Healthcare-Products	3.2
Retail	3.0
Diversified Financial Services	2.8
Electrical Components & Equipment	2.2
Internet	2.1
Computers	1.9
Aerospace/Defense	1.7
Household Products/Wares	1.6
Home Furnishings	1.6
Agriculture	1.6
Transportation	1.5
Apparel	1.2
Machinery-Construction & Mining	1.1
98.0%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$20,794,324	$—	$—	$20,794,324
Taiwan	4,114,824	—	—	4,114,824
Other Countries	—	318,892,814	—	318,892,814
Warrants	—	—	0	0
Total Investments at Value	$24,909,148	$318,892,814	$0	$343,801,962
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 17.4%
Canada — 0.4%
Toronto-Dominion Bank
4.81%, 07/16/2027*		$ 1,200,000	$ 1,213,675
Cayman Islands — 0.7%
Gaci First Investment Co.
5.00%, 01/29/2029		1,100,000	1,097,875
5.25%, 01/29/2034		1,100,000	1,100,000
			2,197,875
Denmark — 1.6%
Danske Bank A/S
5.71%, 03/01/2030		500,000	511,330
Realkredit Danmark A/S
1.00%, 04/01/2025	DKK	31,600,000	4,517,370
			5,028,700
Finland — 0.2%
Fortum Oyj
4.50%, 05/26/2033	EUR	500,000	573,255
France — 1.9%
BPCE SA
3.88%, 01/11/2029	EUR	500,000	548,091
5.72%, 01/18/2030		1,300,000	1,321,226
Credit Agricole SA
1.25%, 01/26/2027*		650,000	612,696
5.13%, 03/11/2027		1,100,000	1,109,605
Dexia SA
0.01%, 01/22/2027	EUR	2,200,000	2,219,600
			5,811,218
Germany — 0.9%
Deutsche Bank AG
1.75%, 11/19/2030	EUR	100,000	97,275
2.13%, 11/24/2026		150,000	143,683
5.00%, 09/05/2030	EUR	100,000	113,631
6.82%, 11/20/2029		800,000	846,268
7.15%, 07/13/2027		800,000	826,616
FMS Wertmanagement
1.38%, 03/07/2025	GBP	600,000	755,508
			2,782,981
Italy — 0.5%
Banca Monte dei Paschi di Siena SpA
6.75%, 09/05/2027	EUR	700,000	794,382
Eni SpA
3.88%, 01/15/2034	EUR	500,000	550,546
Nexi SpA
1.63%, 04/30/2026	EUR	300,000	312,244
			1,657,172
Japan — 0.2%
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029		700,000	637,311
Jersey — 0.1%
Glencore Finance Europe, Ltd.
3.13%, 03/26/2026	GBP	100,000	124,987
Luxembourg — 0.2%
Logicor Financing SARL
2.25%, 05/13/2025	EUR	350,000	373,562
3.25%, 11/13/2028	EUR	300,000	315,433
			688,995
Security Description		Shares or Principal Amount	Value

Netherlands — 1.3%
ABN AMRO Bank NV
1.54%, 06/16/2027*		$ 500,000	$ 467,346
Cooperatieve Rabobank UA
5.45%, 03/05/2030*		500,000	510,153
ING Groep NV
4.00%, 02/12/2035	EUR	500,000	557,767
4.02%, 03/28/2028		225,000	219,898
JAB Holdings BV
4.38%, 04/25/2034	EUR	600,000	671,764
Prosus NV
3.68%, 01/21/2030		560,000	504,265
Sandoz Finance BV
4.22%, 04/17/2030	EUR	1,000,000	1,126,765
			4,057,958
Spain — 0.5%
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/2029		400,000	408,846
CaixaBank SA
0.38%, 11/18/2026	EUR	300,000	311,619
0.75%, 05/26/2028	EUR	100,000	100,925
4.13%, 02/09/2032	EUR	300,000	332,445
6.04%, 06/15/2035		300,000	309,016
			1,462,851
SupraNational — 0.1%
African Export-Import Bank
3.80%, 05/17/2031*		200,000	173,740
Switzerland — 0.9%
UBS AG Stamford
2.95%, 04/09/2025		250,000	245,823
UBS Group AG
1.00%, 06/24/2027	EUR	275,000	283,883
3.09%, 05/14/2032*		300,000	262,239
4.13%, 06/09/2033	EUR	300,000	333,766
5.43%, 02/08/2030		1,000,000	1,012,280
5.70%, 02/08/2035		600,000	611,754
			2,749,745
United Kingdom — 2.4%
Barclays PLC
5.69%, 03/12/2030		700,000	714,919
HSBC Holdings PLC
5.72%, 03/04/2035		700,000	720,374
6.16%, 03/09/2029		600,000	623,042
Lloyds Banking Group PLC
5.68%, 01/05/2035		700,000	716,971
National Grid PLC
3.25%, 03/30/2034	EUR	600,000	621,014
Nationwide Building Society
3.96%, 07/18/2030*		700,000	663,296
NatWest Group PLC FRS
6.61%, (SOFR+1.25%), 03/01/2028		700,000	704,030
Smith & Nephew PLC
5.40%, 03/20/2034		1,100,000	1,112,709
Standard Chartered PLC
1.46%, 01/14/2027*		700,000	661,149
6.30%, 01/09/2029		800,000	829,253
			7,366,757
United States — 5.5%
American Tower Corp.
4.10%, 05/16/2034	EUR	600,000	659,268

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Aviation Capital Group LLC
1.95%, 01/30/2026*		$ 75,000	$ 71,253
Bank of America Corp.
3.37%, 01/23/2026		1,000,000	989,923
5.29%, 04/25/2034		300,000	302,803
Bayer US Finance II LLC
4.25%, 12/15/2025*		650,000	640,166
Broadcom, Inc.
3.14%, 11/15/2035*		900,000	742,701
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/2032		300,000	237,115
3.50%, 03/01/2042		200,000	137,080
6.65%, 02/01/2034		200,000	206,716
Citigroup, Inc.
3.11%, 04/08/2026		800,000	787,235
3.98%, 03/20/2030		800,000	768,667
Ford Motor Credit Co. LLC
4.45%, 02/14/2030	EUR	700,000	769,373
Glencore Funding LLC
1.63%, 04/27/2026*		297,000	280,653
Goldman Sachs Bank USA
5.41%, 05/21/2027		1,500,000	1,510,590
JPMorgan Chase & Co.
5.34%, 01/23/2035		725,000	736,473
6.09%, 10/23/2029		700,000	734,203
Las Vegas Sands Corp.
6.00%, 08/15/2029		500,000	509,300
LSEG US Fin Corp.
5.30%, 03/28/2034*		1,100,000	1,120,481
Morgan Stanley
5.42%, 07/21/2034		700,000	710,523
5.47%, 01/18/2035		50,000	50,883
Morgan Stanley Bank NA
4.95%, 01/14/2028		700,000	701,599
PacifiCorp
5.45%, 02/15/2034		300,000	303,324
Philip Morris International, Inc.
3.75%, 01/15/2031	EUR	500,000	549,396
5.25%, 02/13/2034		500,000	503,829
RWE Finance US LLC
5.88%, 04/16/2034*		1,100,000	1,132,681
T-Mobile USA, Inc.
3.50%, 04/15/2025		250,000	246,489
3.75%, 04/15/2027		328,000	319,689
4.75%, 02/01/2028		150,000	149,398
VMware, Inc.
4.70%, 05/15/2030		145,000	143,535
Wells Fargo & Co.
5.20%, 01/23/2030		900,000	910,925
			16,926,271
Venezuela — 0.0%
Petroleos de Venezuela SA
5.38%, 04/12/2027†(1)(2)		390,000	43,382
Total Corporate Bonds & Notes (cost $53,002,055)			53,496,873
Security Description		Shares or Principal Amount	Value
ASSET BACKED SECURITIES — 11.8%
Cayman Islands — 4.4%
APEX Credit CLO, Ltd. FRS
Series 2018-2A, Class A1RR 6.52%, (TSFR3M+1.24%), 10/20/2031*		$ 852,242	$ 852,600
Crown Point CLO 7, Ltd. FRS
Series 2018-7A, Class AR 6.51%, (TSFR3M+1.23%), 10/20/2031*		1,396,033	1,395,392
Diameter Capital CLO 1, Ltd. FRS
Series 2021-1A, Class A1A 6.80%, (TSFR3M+1.50%), 07/15/2036*		1,100,000	1,101,912
HalseyPoint CLO 3, Ltd. FRS
Series 2020-3A, Class A1A 6.97%, (TSFR3M+1.71%), 11/30/2032*		1,225,000	1,226,829
ICG US CLO, Ltd. FRS
Series 2017-1A, Class ARR 6.70%, (TSFR3M+1.43%), 07/28/2034*		2,100,000	2,101,241
Invesco CLO, Ltd. FRS
Series 2021-2A, Class A 6.68%, (TSFR3M+1.38%), 07/15/2034*		600,000	600,992
New Mountain CLO 1, Ltd. FRS
Series CLO-1A, Class AR 6.76%, (TSFR3M+1.46%), 10/15/2034*		500,000	501,035
Northwoods Capital, Ltd. FRS
Series 2018-14BA, Class AR 6.57%, (TSFR3M+1.25%), 11/13/2031*		1,300,000	1,299,103
Regatta Funding, Ltd. FRS
Series 2018-4A, Class A1R 6.48%, (TSFR3M+1.20%), 10/25/2031*		1,386,885	1,390,143
Trinitas CLO, Ltd. FRS
Series 2017-6A, Class ARRR 6.61%, (TSFR3M+1.33%), 01/25/2034*		700,000	698,812
Series 2020-14A, Class A1R 6.62%, (TSFR3M+1.34%), 01/25/2034*		1,500,000	1,503,987
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 6.71%, (TSFR3M+1.43%), 07/20/2032*		744,948	745,299
			13,417,345
Ireland — 1.9%
Arbour CLO DAC FRS
Series 11A, Class AR 5.11%, (3 ME+1.33%), 05/15/2038*	EUR	1,400,000	1,518,994
Contego CLO V DAC FRS
Series 5A, Class ANV 4.51%, (3 ME+0.82%), 01/15/2031*	EUR	424,515	459,432
Hayfin Emerald CLO X DAC FRS
Series 2024-10A, Class AR 5.07%, (3 ME+1.35%), 07/18/2038*	EUR	1,400,000	1,514,548
Palmer Square European Loan Funding DAC FRS
Series 2024-2A, Class A 1.00%, (3 ME+0.99%), 05/15/2034*	EUR	700,000	757,575
Rockford Tower Europe CLO DAC FRS
Series 2021-2A, Class A 4.67%, (3 ME+0.96%), 01/24/2035*	EUR	1,400,000	1,507,135
			5,757,684
Jersey — 0.3%
Verdelite Static CLO, Ltd. FRS
Series 2024-1A, Class A 6.42%, (TSFR3M+1.13%), 07/20/2032*		1,100,000	1,101,692

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
United States — 5.2%
American Express Credit Account Master Trust
Series 2022-2, Class A 3.39%, 05/15/2027	$ 925,000	$ 912,253
Bank of America Auto Trust
Series 2023-2A, Class A2 5.85%, 08/17/2026*	453,485	454,113
Barclays Dryrock Issuance Trust
Series 2023-1, Class A 4.72%, 02/15/2029	900,000	897,759
Barclays Dryrock Issuance Trust FRS
Series 2023-2, Class A 6.24%, (SOFR30A+0.90%), 08/15/2028	1,100,000	1,106,262
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A 3.49%, 05/15/2027	925,000	912,534
Citibank Credit Card Issuance Trust
Series 2023-A1, Class A1 5.23%, 12/08/2027	600,000	602,106
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2005-HE4, Class M2 6.14%, (TSFR1M+0.78%), 10/25/2035	39,337	38,276
Ford Credit Auto Lease Trust
Series 2024-A, Class A2A 5.24%, 07/15/2026	1,600,000	1,598,531
Ford Credit Auto Owner Trust
Series 2024-1, Class A 4.87%, 08/15/2036*	725,000	733,302
Series 2023-C, Class A2A 5.68%, 09/15/2026	886,557	887,502
GM Financial Consumer Automobile Receivables Trust
Series 2023-4, Class A2A 5.89%, 11/16/2026	566,885	567,927
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1 5.34%, 06/15/2028*	700,000	706,068
Home Equity Loan Trust FRS
Series 2007-FRE1, Class 2AV3 5.69%, (TSFR1M+0.34%), 04/25/2037	219,434	208,177
Honda Auto Receivables Owner Trust
Series 2023-4, Class A3 5.67%, 06/21/2028	1,250,000	1,268,801
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A2A 5.15%, 06/15/2026*	1,114,168	1,112,712
JPMorgan Mtg. Trust FRS
Series 2023-HE3, Class A1 6.94%, (SOFR30A+1.60%), 05/25/2054*	248,140	249,730
Mercedes-Benz Auto Receivables Trust
Series 2023-2, Class A2 5.92%, 11/16/2026	311,762	312,462
Nissan Auto Lease Trust
Series 2024-A, Class A2A 5.11%, 10/15/2026	1,575,000	1,573,024
Nissan Auto Receivables Owner Trust
Series 2023-B, Class A3 5.93%, 03/15/2028	225,000	228,232
Santander Drive Auto Receivables Trust
Series 2024-1, Class A2 5.71%, 02/16/2027	455,248	455,472
Series 2023-6, Class A2 6.08%, 05/17/2027	479,528	480,488
Security Description	Shares or Principal Amount	Value

United States (continued)
SLM Student Loan Trust FRS
Series 2003-1, Class A5A 5.72%, (SOFR90A+0.37%), 12/15/2032*	$ 681,547	$ 662,465
Sunnova Hestia I Issuer LLC
Series 2023-GRID1, Class 1A 5.75%, 12/20/2050*	95,292	97,245
		16,065,441
Total Asset Backed Securities (cost $36,135,678)		36,342,162
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.8%
Cayman Islands — 0.3%
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class A 6.79%, (SOFR30A+1.45%), 01/15/2037*	950,000	939,602
United States — 10.5%
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056	900,000	943,121
Series 2023-5YR4, Class A3 6.50%, 12/15/2056	259,684	273,131
BANK VRS
Series 2018-BN13, Class A5 4.22%, 08/15/2061(3)	800,000	775,095
Series 2023-5YR3, Class A3 6.72%, 09/15/2056(3)	500,000	530,696
BBCMS Mtg. Trust
Series 2024-C24, Class A5 5.42%, 02/15/2057	375,000	386,628
Series 2023-C20, Class ASB 5.86%, 07/15/2056	600,000	634,247
Benchmark Mtg. Trust
Series 2023-B39, Class A5 5.75%, 07/15/2056	600,000	632,219
BLP Commercial Mtg. Trust FRS
Series 2024-IND2, Class A 6.67%, (TSFR1M+1.34%), 03/15/2041*	550,000	545,359
BMO Mtg. Trust
Series 2022-C3, Class A5 5.31%, 09/15/2054	150,000	152,747
Series 2023-C5, Class A5 5.77%, 06/15/2056	800,000	842,217
Series 2023-C5, Class ASB 5.99%, 06/15/2056	800,000	842,397
Series 2023-C7, Class A5 6.16%, 12/15/2056	1,100,000	1,191,938
BRAVO Residential Funding Trust
Series 2024-NQM1, Class A1 5.94%, 12/01/2063*	858,482	863,127
BX Commercial Mtg. Trust FRS
Series 2024-XL5, Class A 6.72%, (TSFR1M+1.39%), 03/15/2041*	479,491	476,195
Series 2024-XL4, Class A 6.77%, (TSFR1M+1.44%), 02/15/2039*	960,333	955,531
Chase Home Lending Mtg. Trust FRS
Series 2024-6, Class A11 6.60%, (SOFR30A+1.25%), 05/25/2055*	1,468,585	1,462,274
Chase Home Lending Mtg. Trust VRS
Series 2024-RPL3, Class A1A 3.25%, 09/25/2064*(3)	796,044	705,006

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Citigroup Commercial Mtg. Trust VRS
Series 2023-PRM3, Class A 6.36%, 07/10/2028*(3)	$ 500,000	$ 517,052
Citigroup Commercial Mtg. Trust
Series 2019-C7, Class A4 3.10%, 12/15/2072	255,000	233,198
Countrywide Alternative Loan Trust FRS
Series 2005-82, Class A1 6.00%, (TSFR1M+0.65%), 02/25/2036	199,442	165,243
Cross Mtg. Trust
Series 2024-H4, Class A1 6.15%, 07/25/2069*	1,487,131	1,499,458
Series 2024-H3, Class A1 6.27%, 06/25/2069*	1,466,893	1,481,547
CSMC Trust VRS
Series 2021-RPL3, Class A1 2.00%, 01/25/2060*(3)	1,662,541	1,456,611
Federal Home Loan Mtg. Corp. REMIC FRS
Series 5426, Class BF 6.22%, (SOFR30A+0.90%), 04/15/2049	870,546	856,147
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B 7.00%, 07/25/2042	131,907	143,567
Series 2012-111, Class B 7.00%, 10/25/2042	35,147	37,844
GCAT Trust
Series 2024-NQM2, Class A1 6.09%, 06/25/2059*	1,225,151	1,236,074
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	450,000	425,159
JPMorgan Mtg. Trust VRS
Series 2021-LTV2, Class A1 2.52%, 05/25/2052*(3)	589,700	490,279
Series 2024-1, Class A2 6.00%, 06/25/2054*(3)	903,016	903,192
Lehman XS Trust FRS
Series 2007-7N, Class 1A2 5.94%, (TSFR1M+0.59%), 06/25/2047	157,365	154,624
Mill City Mtg. Loan Trust VRS
Series 2017-2, Class A3 3.25%, 07/25/2059*(3)	82,999	79,838
Morgan Stanley Capital I Trust
Series 2021-L5, Class A4 2.73%, 05/15/2054	812,000	706,361
Morgan Stanley Capital I Trust VRS
Series 2022-L8, Class A5 3.79%, 04/15/2055(3)	650,000	596,264
MSWF Commercial Mtg. Trust
Series 2023-2, Class A2 6.89%, 12/15/2056	475,000	501,101
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(3)	500,000	536,903
OBX Trust
Series 2024-NQM2, Class A1 5.88%, 12/25/2063*	1,474,357	1,483,381
Series 2024-NQM1, Class A1 5.93%, 11/25/2063*	881,118	885,553
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	700,000	604,411
Security Description	Shares or Principal Amount	Value

United States (continued)
One New York Plaza Trust FRS
Series 2020-1NYP, Class A 6.39%, (TSFR1M+1.06%), 01/15/2036*	$ 400,000	$ 379,500
PRPM LLC
Series 2024-RCF3, Class A1 4.00%, 05/25/2054*	1,116,036	1,081,943
Sequoia Mtg. Trust FRS
Series 2004-10, Class A3A 6.39%, (TSFR6M+1.09%), 11/20/2034	11,033	9,831
Starwood Mtg. Residential Trust VRS
Series 2022-1, Class A1 2.45%, 12/25/2066*(3)	673,661	595,637
Towd Point Mtg. Trust VRS
Series 2024-3, Class A1A 5.10%, 07/25/2065*(3)	1,300,000	1,290,256
Verus Securitization Trust
Series 2024-5, Class A1 6.19%, 06/25/2069*	594,528	600,953
Series 2024-4, Class A1 6.22%, 06/25/2069*	584,650	591,026
Washington Mutual Mtg. Pass-Through Certs. FRS
Series 2006-AR5, Class 4A 6.16%, (12 MTA+0.99%), 06/25/2046	177,869	139,207
Wells Fargo Alternative Loan Trust VRS
Series 2007-PA6, Class A1 5.99%, 12/28/2037(3)	78,456	70,183
Wells Fargo Commercial Mtg. Trust VRS
Series 2022-C62, Class A4 4.00%, 04/15/2055(3)	475,000	444,233
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2019-3, Class A1 3.50%, 07/25/2049*(3)	19,355	17,386
		32,425,890
Total Collateralized Mortgage Obligations (cost $33,232,436)		33,365,492
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 39.5%
United States — 39.5%
United States Treasury Bonds
4.25%, 02/15/2054	2,400,000	2,360,250
4.63%, 05/15/2054	200,000	209,438
United States Treasury Notes
4.00%, 02/15/2034	4,882,000	4,861,404
0.13%, 04/15/2025(4)	303,960	295,647
0.38%, 07/15/2025(4)	3,112,143	3,037,102
1.13%, 01/15/2033(4)	3,373,760	3,187,108
2.38%, 10/15/2028(4)	4,921,584	5,046,202
Federal Home Loan Mtg. Corp.
5.00%, 09/01/2053	2,657,338	2,616,502
6.00%, 01/01/2053	1,707,991	1,734,750
Federal National Mtg. Assoc.
2.50%, 07/01/2030 to 08/01/2030	372,933	355,213
5.00%, 10/01/2053 to 05/01/2054	942,659	928,292
5.50%, 11/01/2053 to 04/01/2054	2,299,999	2,306,379
Government National Mtg. Assoc.
3.00%, 07/20/2051	3,157,441	2,805,654
Uniform Mtg. Backed Securities
3.50%, September 30 TBA	200,000	181,581
4.50%, August 30 TBA	15,100,000	14,544,627
4.50%, September 30 TBA	4,100,000	3,951,926
5.00%, September 30 TBA	25,000,000	24,629,540

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
United States (continued)
6.00%, September 30 TBA		$ 21,200,000	$ 21,498,143
6.50%, August 30 TBA		26,300,000	26,970,146
Total U.S. Government & Agency Obligations (cost $120,523,624)			121,519,904
FOREIGN GOVERNMENT OBLIGATIONS — 17.1%
Belgium — 0.3%
Region Wallonne Belgium
2.88%, 01/14/2038	EUR	800,000	809,802
Canada — 2.4%
Government of Canada
3.25%, 12/01/2033	CAD	4,000,000	2,915,902
Province of British Columbia, Canada
2.85%, 06/18/2025	CAD	3,600,000	2,579,933
4.95%, 06/18/2040	CAD	400,000	314,301
Province of Quebec, Canada
2.25%, 09/15/2026	GBP	1,360,000	1,668,169
			7,478,305
Cayman Islands — 0.1%
KSA Sukuk, Ltd.
5.25%, 06/04/2034		400,000	405,614
France — 3.4%
Government of France
3.00%, 05/25/2033*	EUR	5,600,000	6,103,630
3.00%, 05/25/2054*	EUR	2,800,000	2,751,824
4.50%, 04/25/2041*	EUR	1,300,000	1,624,240
			10,479,694
Germany — 0.2%
State of North Rhine-Westphalia, Germany
2.13%, 06/13/2025	GBP	400,000	502,197
Hungary — 0.2%
Republic of Hungary
5.50%, 03/26/2036		600,000	588,017
Israel — 0.5%
State of Israel
5.50%, 03/12/2034		1,700,000	1,659,591
Italy — 0.9%
Republic of Italy
3.85%, 09/15/2026	EUR	2,400,000	2,645,236
Japan — 4.0%
Development Bank of Japan, Inc.
0.01%, 09/09/2025	EUR	2,200,000	2,297,031
Government of Japan
0.01%, 01/01/2025	JPY	700,000,000	4,671,573
1.10%, 09/20/2042	JPY	410,000,000	2,459,398
1.40%, 09/20/2052	JPY	160,000,000	897,444
Japanese Government CPI Linked Bond
0.10%, 03/10/2029(4)	JPY	283,570,140	1,992,307
			12,317,753
New Zealand — 0.7%
Auckland Council
1.00%, 01/19/2027	EUR	2,200,000	2,271,519
Security Description		Shares or Principal Amount	Value

Poland — 0.8%
Republic of Poland
4.63%, 03/18/2029		$ 800,000	$ 800,774
5.13%, 09/18/2034		1,500,000	1,504,890
			2,305,664
Romania — 0.7%
Government of Romania
5.25%, 05/30/2032*	EUR	300,000	321,902
5.63%, 02/22/2036	EUR	1,400,000	1,493,159
5.63%, 05/30/2037*	EUR	300,000	316,749
			2,131,810
Saudi Arabia — 0.8%
Kingdom of Saudi Arabia
4.75%, 01/16/2030		2,500,000	2,481,290
Serbia — 0.2%
Republic of Serbia
2.05%, 09/23/2036	EUR	400,000	309,285
6.00%, 06/12/2034*		300,000	298,860
			608,145
Singapore — 0.5%
Government of Singapore
2.38%, 07/01/2039	SGD	280,000	195,985
Republic of Singapore
3.25%, 06/01/2054	SGD	1,691,000	1,357,405
			1,553,390
South Korea — 0.2%
Korea Expressway Corp.
5.00%, 05/14/2027*		700,000	707,205
Spain — 0.5%
Kingdom of Spain
1.50%, 04/30/2027*	EUR	1,400,000	1,467,483
SupraNational — 0.4%
European Union
3.00%, 03/04/2053	EUR	1,100,000	1,117,094
Sweden — 0.1%
Kingdom of Sweden
1.00%, 11/12/2026	SEK	4,610,000	419,853
United Kingdom — 0.2%
United Kingdom Gilt Treasury
1.50%, 07/31/2053	GBP	700,000	465,333
Venezuela — 0.0%
Republic of Venezuela
9.25%, 05/07/2028†(1)(2)		230,000	38,685
Total Foreign Government Obligations (cost $54,198,363)			52,453,680
PURCHASED OPTIONS† — 0.0%
Purchased Options - Puts — 0.0%
Over the counter put option to enter into an interest rate swap for the right to pay a fixed rate of 3.93% versus USD_SOFR maturing 06/23/2025 (Counterparty: Bank of America, N.A.)		1,200,000	37,597

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Puts (continued)
Over the counter put option to enter into an interest rate swap for the right to pay a fixed rate of 3.96% versus USD_SOFR maturing 06/25/2025 (Counterparty: Goldman Sachs International)		1,700,000	$ 51,321
Over the counter put option to enter into an interest rate swap for the right to pay a fixed rate of 4.01% versus USD_SOFR maturing 09/25/2025 (Counterparty: Goldman Sachs International)		1,600,000	55,420
Total Purchased Options (cost $173,384)			144,338
Total Long-Term Investment Securities (cost $297,265,540)			297,322,449
SHORT-TERM INVESTMENTS — 32.0%
Commercial Paper — 0.9%
Autonation, Inc. 5.85%, 08/02/2024		250,000	249,918
Autonation, Inc. 5.85%, 08/07/2024		650,000	649,366
Canadian Natural Resources, Ltd. 5.85%, 08/26/2024*		750,000	747,027
Crown Castle, Inc. 5.75%, 08/09/2024		750,000	749,042
Huntington Ingalls Industries 5.83%, 08/02/2024		250,000	249,921
Southern California Edison Co. 5.60%, 08/08/2024		250,000	249,687
			2,894,961
Sovereign — 28.5%
Federal Home Loan Bank 5.26%, 09/20/2024		6,700,000	6,650,216
Government of Japan Treasury Bills 0.01%, 10/15/2024	JPY	180,000,000	1,201,481
Government of Japan Treasury Bills 0.02%, 08/05/2024	JPY	3,280,000,000	21,895,106
Government of Japan Treasury Bills 0.04%, 08/13/2024	JPY	3,250,000,000	21,694,799
Government of Japan Treasury Bills 0.04%, 08/19/2024	JPY	3,250,000,000	21,694,763
Government of Japan Treasury Bills 0.04%, 08/26/2024	JPY	1,930,000,000	12,883,327
Government of Romania Treasury Bills 5.57%, 06/30/2025	RON	7,400,000	1,528,375
			87,548,067
U.S. Government — 1.7%
United States Treasury Bills
5.16%, 10/24/2024		$ 4,300,000	4,248,439
5.18%, 10/17/2024		400,000	395,594
5.20%, 10/17/2024		455,000	449,988
5.23%, 09/05/2024 to 10/03/2024		273,000	270,560
			5,364,581
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies — 0.9%
State Street Institutional U.S. Government Money Market Fund, Administration Class 5.01%(5)	2,610,343	$ 2,610,343
Total Short-Term Investments (cost $95,631,621)		98,417,952
TOTAL INVESTMENTS (cost $392,897,161)(6)	128.6%	395,740,401
Other assets less liabilities	(28.6)	(88,038,998)
NET ASSETS	100.0%	$307,701,403
FORWARD SALES CONTRACTS — (9.2%)
U.S. Government Agencies — (9.2%)
Uniform Mtg. Backed Securities — (9.2%)
2.00%, August 15 TBA	$ (4,100,000)	(3,675,926)
4.00%, August 30 TBA	(1,400,000)	(1,313,123)
2.00%, September 30 TBA	(29,100,000)	(23,437,996)
Total Forward Sales Contracts (cost $(28,171,309))		(28,427,045)
@	See Note 1
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO Global Bond Opportunities Portfolio has no right to demand registration of these securities. At July 31, 2024, the aggregate value of these securities was $68,324,696 representing 22.2% of net assets.
†	Non-income producing security
(1)	Security in default of interest.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA 5.38%, 04/12/2027	10/23/2017	$390,000	$115,546	$43,382	$11.12	0.0%
Foreign Government Obligations
Republic of Venezuela 9.25%, 05/07/2028	08/01/2017	230,000	93,621	38,685	16.82	0.0
				$82,067		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Principal amount of security is adjusted for inflation.
(5)	The rate shown is the 7-day yield as of July 31, 2024.
(6)	See Note 4 for cost of investments on a tax basis.

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
3 ME—3 Month Euribor
CLO—Collateralized Loan Obligation
CPI—Consumer Price Index
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
CAD—Canadian Dollar
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
RON—Romanian Leu
SEK—Swedish Krona
SGD—Singapore Dollar
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Goldman Sachs International	8,000,000	MYR	Fixed 3.750%	3-Month KLIBO	Quarterly	Quarterly	Sep 2033	$ 36,199	$ (51,349)	$ (15,150)
Bank of America, N.A.	12,500,000	MYR	Fixed 3.500	3-Month KLIBO	Quarterly	Quarterly	Sep 2029	900	(2,347)	(1,447)
								$37,099	$(53,696)	$(16,597)
Centrally Cleared	25,400,000	AUD	6-Month BBSW	Fixed 4.750%	Semiannual	Semiannual	Dec 2033	$ (119,414)	$ 352,200	$ 232,786
Centrally Cleared	20,400,000	USD	12-Month SOFR	Fixed 3.750	Annual	Annual	Jun 2029	(517,132)	606,658	89,526
Centrally Cleared	26,350,000	USD	12-Month SOFR	Fixed 3.750	Annual	Annual	Jun 2034	(962,607)	1,231,575	268,968
Centrally Cleared	8,600,000	USD	Fixed 3.500%	12-Month SOFR	Annual	Annual	Jun 2054	690,659	(614,890)	75,769
Centrally Cleared	31,900,000	EUR	6-Month EURIBOR	Fixed 2.750	Semiannual	Annual	Sep 2034	10,139	549,247	559,386
Centrally Cleared	15,900,000	EUR	Fixed 2.500	6-Month EURIBOR	Annual	Semiannual	Sep 2054	(85,048)	(384,894)	(469,942)
Centrally Cleared	16,000,000	GBP	12-Month SONIA	Fixed 4.000	Annual	Annual	Sep 2029	(33,998)	313,756	279,758
Centrally Cleared	470,000,000	JPY	Fixed 0.400	6-Month TONA	Semiannual	Semiannual	Jun 2039	374,072	19,964	394,036
Centrally Cleared	1,700,000	CAD	Fixed 3.500	6-Month CORRA	Semiannual	Semiannual	Jun 2054	27,155	(111,504)	(84,349)
Centrally Cleared	33,400,000	USD	Fixed 4.000	12-Month SOFR	Annual	Annual	Jun 2026	452,603	(355,572)	97,031
Centrally Cleared	66,000,000	USD	Fixed 3.500	12-Month SOFR	Annual	Annual	Dec 2025	799,970	(433,650)	366,320
Centrally Cleared	115,000,000	JPY	Fixed 1.500	12-Month TONA	Annual	Annual	Sep 2054	27,736	(2,560)	25,176
Centrally Cleared	86,200,000	CNY	Fixed 2.250	3-Month CNRR	Quarterly	Quarterly	Sep 2029	(32,302)	(220,571)	(252,873)
Centrally Cleared	26,400,000	SGD	Fixed 2.750	6-Month SORA	Semiannual	Semiannual	Sep 2029	334,327	(517,069)	(182,742)
Centrally Cleared	560,000,000	THB	Fixed 2.418	3-Month THOR	Quarterly	Quarterly	Apr 2029	115,402	(294,284)	(178,882)
Centrally Cleared	40,400,000	AUD	6-Month BBSW	Fixed 4.500	Semiannual	Semiannual	Sep 2032	(284,529)	623,294	338,765
Centrally Cleared	10,300,000	AUD	6-Month BBSW	Fixed 4.000	Semiannual	Semiannual	Jun 2033	(317,426)	254,900	(62,526)
Centrally Cleared	2,500,000	AUD	6-Month BBSW	Fixed 4.500	Semiannual	Semiannual	Mar 2029	1,151	39,260	40,411
Centrally Cleared	11,300,000	CAD	6-Month CORRA	Fixed 3.500	Semiannual	Semiannual	Jun 2029	(88,837)	278,583	189,746
Centrally Cleared	88,000,000	CAD	12-Month CORRA	Fixed 3.500	Annual	Annual	Dec 2025	(390,891)	416,763	25,872
Centrally Cleared	20,800,000	GBP	12-Month SONIA	Fixed 3.000	Annual	Annual	Jun 2027	(448,266)	112,322	(335,944)
Centrally Cleared	33,400,000	EUR	6-Month EURIBOR	Fixed 3.000	Semiannual	Annual	Sep 2026	(34,915)	203,820	168,905
Centrally Cleared	22,300,000	GBP	12-Month SONIA	Fixed 3.750	Annual	Annual	Sep 2034	(458,049)	684,648	226,599
Centrally Cleared	100,000	GBP	12-Month SONIA	Fixed 3.750	Annual	Annual	Sep 2054	(5,135)	4,140	(995)
Centrally Cleared	21,600,000	EUR	6-Month EURIBOR	Fixed 2.750	Semiannual	Annual	Sep 2029	(40,805)	281,448	240,643
Centrally Cleared	23,100,000	THB	Fixed 2.250	3-Month THOR	Quarterly	Quarterly	Sep 2029	9,221	(11,344)	(2,123)
Centrally Cleared	604,910,000	THB	Fixed 2.500	3-Month THOR	Quarterly	Quarterly	Sep 2029	(141,817)	(113,752)	(255,569)
Centrally Cleared	1,159,200,000	JPY	12-Month TONA	Fixed 0.600	Annual	Annual	Sep 2029	(36,172)	(18,784)	(54,956)
Centrally Cleared	1,820,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Sep 2034	(44,311)	17,683	(26,628)
Centrally Cleared	2,200,000	EUR	Fixed 2.841	6-Month EURIBOR	Annual	Semiannual	May 2033	—	(55,073)	(55,073)
Centrally Cleared	100,000	EUR	Fixed 2.849	6-Month EURIBOR	Annual	Semiannual	Aug 2033	—	(2,574)	(2,574)
Centrally Cleared	100,000	EUR	Fixed 2.833	6-Month EURIBOR	Annual	Semiannual	Aug 2033	—	(2,435)	(2,435)
Centrally Cleared	43,200,000	CAD	12-Month CORRA	Fixed 3.500	Annual	Annual	Jun 2026	(20,165)	155,853	135,688
Centrally Cleared	2,300,000	NZD	3-Month NZDBB	Fixed 4.750	Quarterly	Semiannual	Jun 2029	17,835	34,228	52,063
Centrally Cleared	3,000,000	EUR	6-Month EURIBOR	Fixed 2.950	Semiannual	Annual	Jun 2029	—	53,987	53,987
Centrally Cleared	692,000	SGD	Fixed 2.500	6-Month SORA	Semiannual	Semiannual	Sep 2029	2,955	(1,742)	1,213
Centrally Cleared	470,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Jun 2044	(234,957)	(17,732)	(252,689)
Centrally Cleared	8,200,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2034	28,584	(158,363)	(129,779)
Centrally Cleared	1,800,000	USD	12-Month SOFR	Fixed 3.500	Annual	Annual	Dec 2054	(34,514)	33,330	(1,184)
								$(1,439,481)	$2,950,866	$1,511,385
								$(1,402,382)	$2,897,170	$1,494,788

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	ITraxx Europe	$ 3,100,000	EUR	$ 3,100,000	1.000%	Quarterly	Jun 2034	$ (14,518)	$ 671	$ (13,847)
Centrally Cleared	CDX Investment Grade Index Series 42	27,700,000	USD	27,700,000	1.000	Quarterly	Jun 2034	(202,983)	47,342	(155,641)
				$30,800,000				$(217,501)	$48,013	$(169,488)
Credit Default Swaps - Seller(4)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(5)	Notional amount(2)	Currency	USD notional amount(2)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	CDX Investment Grade Index Series 41	0.4764%	91,200,000	USD	91,200,000	1.000%	Quarterly	Dec 2028	$1,944,516	$35,838	$1,980,354
Centrally Cleared	CDX Investment Grade Index Series 42	51.67	145,500,000	USD	145,500,000	1.000	Quarterly	Jun 2029	3,092,052	6,283	3,098,335
					236,700,000				$5,036,568	$42,121	$5,078,689
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
BBSW—Bank Bill Swap Reference Rate
CNRR—China 7-day Reverse Repo Rate
CORRA—Canadian Overnight Repo Rate Average
EURIBOR—Euro Interbank Offered Rate
KLIBO—Kuala Lumpur Interbank Offered Rate
NZDBB—New Zealand Bank Dollar Bill
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
THOR—Thai Overnight Repurchase Rate
TONA—Tokyo Overnight Average Rate
Written Options on Futures
Counterparty (OTC)/Exchange-Traded	Name of Issuer	Strike price	Expiration date	Number of contracts	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Morgan Stanley and Co., Inc.	Call option on 10 Year U.S. Treasury Note Futures	112.50	8/23/2024	11	$—	$2,922	$ 6,961	$(4,039)
BNP Paribas SA	Call option on Euro-BUND Futures	133.50	8/23/2024	5	—	2,083	4,978	(2,895)
						$5,005	$11,939	$(6,934)
Puts
BNP Paribas SA	Put option on Euro-BUND Futures	130.50	8/23/2024	5	—	1,497	298	1,199
Morgan Stanley and Co., Inc.	Put option on 10 Year U.S. Treasury Note Futures	110.00	8/23/2024	11	—	3,437	945	2,492
						$4,934	$1,243	$3,691
						$9,939	$13,182	$(3,243)

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Written Options on Interest Rate Swaps
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.64% versus USD_SOFR maturing 08/26/2024	3.64	8/26/2024	$900,000	$3,285	$ 8,497	$ (5,212)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.56% versus USD_SOFR maturing 08/26/2024	3.56	8/26/2024	900,000	3,330	5,355	(2,025)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.60% versus USD_SOFR maturing 08/26/2024	3.60	8/26/2024	900,000	3,245	6,797	(3,552)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.61% versus USD_SOFR maturing 08/26/2024	3.61	8/26/2024	1,000,000	4,037	8,038	(4,001)
					$13,897	$28,687	$(14,790)
Puts
Bank of America, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.25% versus USD_SOFR maturing 06/23/2025	4.25	6/23/2025	4,600,000	43,700	25,107	18,593
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.33% versus USD_SOFR maturing 09/25/2025	4.33	9/25/2025	6,200,000	68,200	39,852	28,348
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.28% versus USD_SOFR maturing 06/25/2025	4.28	6/25/2025	6,500,000	65,000	34,307	30,693
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.99% versus USD_SOFR maturing 08/26/2024	3.99	8/26/2024	900,000	3,285	614	2,671
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.91% versus USD_SOFR maturing 08/26/2024	3.91	8/26/2024	900,000	3,330	1,155	2,175
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.95% versus USD_SOFR maturing 08/26/2024	3.95	8/26/2024	900,000	3,245	845	2,400
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.96% versus USD_SOFR maturing 08/26/2024	3.96	8/26/2024	1,000,000	4,038	862	3,176
					$190,798	$102,742	$88,056
					$204,695	$131,429	$73,266
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
140	Long	3-Month SOFR	December 2024	$33,223,225	$33,237,750	$ 14,525
140	Long	3-Month SOFR	December 2025	33,439,000	33,706,750	267,750
31	Long	Australian 3 Year Bonds	September 2024	2,144,672	2,157,311	12,639
27	Long	Canada 10 Year Bonds	September 2024	2,330,830	2,404,216	73,386
4	Long	Euro Buxl 30 Year Bonds	September 2024	550,367	583,289	32,922
9	Long	U.S. Treasury Ultra Bonds	September 2024	1,115,636	1,151,719	36,083
59	Short	Japan 10 Year Bonds	September 2024	56,302,627	56,209,606	93,021
						$530,326
						Unrealized (Depreciation)
280	Short	3-Month SOFR	June 2025	$66,640,000	$67,060,000	$ (420,000)
8	Short	Australian 10 Year Bonds	September 2024	594,649	603,108	(8,459)
1	Short	Euro-BTP	September 2024	125,714	128,744	(3,030)
154	Short	Euro-OAT	September 2024	20,664,978	20,978,311	(313,333)
53	Short	Euro-Schatz	September 2024	6,034,312	6,084,382	(50,070)

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
141	Short	Long Gilt	September 2024	$17,626,347	$17,984,874	$ (358,527)
20	Short	U.S. Treasury 10 Year Notes	September 2024	2,180,313	2,236,251	(55,938)
291	Short	U.S. Treasury 5 Year Notes	September 2024	30,771,920	31,396,172	(624,252)
94	Short	U.S. Treasury Long Bonds	September 2024	11,037,594	11,353,438	(315,844)
52	Short	U.S. Treasury Ultra 10 Year Notes	September 2024	5,953,172	6,010,063	(56,891)
						$(2,206,344)
		Net Unrealized Appreciation (Depreciation)				$(1,676,018)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	292,000	USD	212,547	08/02/2024	$ 1,046	$ —
	CHF	49,000	USD	54,566	08/02/2024	—	(1,258)
	CHF	1,936,893	USD	2,195,397	09/03/2024	—	(18,912)
	EUR	1,242,000	RON	6,204,616	10/17/2024	—	(378)
	EUR	93,003	RON	465,066	11/01/2024	—	(11)
	EUR	2,589,000	USD	2,796,045	08/02/2024	—	(5,900)
	EUR	47,384,730	USD	51,383,198	09/03/2024	24,694	—
	GBP	3,072,000	USD	3,893,546	08/02/2024	—	(55,664)
	GBP	3,072,000	USD	3,947,224	09/03/2024	—	(3,218)
	JPY	1,416,000,000	USD	8,845,114	08/02/2024	—	(607,174)
	JPY	3,250,000,000	USD	21,153,552	08/19/2024	—	(596,008)
	JPY	78,900,000	USD	527,067	09/03/2024	—	(2,123)
	JPY	180,000,000	USD	1,145,545	10/15/2024	—	(69,100)
	SEK	15,617,743	USD	1,447,116	09/03/2024	—	(13,601)
	SGD	3,807,718	USD	2,809,500	08/02/2024	—	(39,096)
	TWD	5,068,487	USD	156,000	09/13/2024	363	—
	USD	289,980	CLP	272,958,560	09/23/2024	—	(282)
	USD	1,165,000	COP	4,736,890,000	09/18/2024	—	(3,364)
	USD	16,438,511	EUR	15,147,000	08/02/2024	—	(45,671)
	USD	3,606,664	INR	302,140,087	09/24/2024	—	(3,749)
	USD	1,447,116	SEK	15,643,063	08/02/2024	13,597	—
	USD	3,594,315	ZAR	65,730,124	10/18/2024	—	(6,835)
						39,700	(1,472,344)
BNP Paribas SA	CAD	423,816	USD	306,000	08/01/2024	—	(969)
Goldman Sachs International	AUD	1,646,782	USD	1,097,108	08/02/2024	20,195	—
	AUD	268,782	USD	175,927	09/03/2024	8	—
	BRL	1,041,911	USD	184,900	08/02/2024	691	—
	CAD	13,451,929	USD	9,827,552	08/02/2024	84,096	—
	CAD	13,296,420	USD	9,634,077	09/03/2024	—	(5,368)
	CHF	1,897,000	USD	2,134,459	08/02/2024	—	(26,749)
	CLP	1,098,536,750	USD	1,165,000	09/23/2024	—	(907)
	COP	4,762,086,640	USD	1,130,046	09/18/2024	—	(37,769)
	DKK	30,986,899	USD	4,550,873	04/01/2025	—	(4,933)
	EUR	86,997	RON	435,011	11/01/2024	—	(15)
	EUR	63,249,730	USD	67,920,796	08/02/2024	—	(531,219)
	JPY	94,200,000	USD	603,041	08/02/2024	—	(25,776)
	JPY	3,280,000,000	USD	21,295,590	08/05/2024	—	(609,251)
	JPY	3,250,000,000	USD	21,166,020	08/13/2024	—	(564,193)
	JPY	1,930,000,000	USD	12,456,941	08/26/2024	—	(472,382)
	RON	86,000	USD	18,711	10/18/2024	19	—
	SEK	27,879,027	USD	2,633,984	08/02/2024	30,705	—
	SGD	442,000	USD	330,807	09/03/2024	—	(391)
	TWD	296,389,301	USD	9,184,385	09/13/2024	83,236	—
	USD	1,099,274	AUD	1,646,782	08/02/2024	—	(22,361)
	USD	183,362	BRL	1,041,911	08/02/2024	846	—
	USD	714,030	BRL	3,915,812	09/04/2024	—	(23,982)

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	2,843,346	BRL	15,603,999	10/02/2024	$ —	$ (102,364)
	USD	184,900	BRL	1,052,358	11/04/2024	—	(733)
	USD	9,942,619	CAD	13,728,349	08/02/2024	1,054	—
	USD	852,000	CLP	800,497,324	09/23/2024	—	(2,411)
	USD	4,084,465	EUR	3,738,000	08/02/2024	—	(39,015)
	USD	20,966	IDR	340,443,635	09/13/2024	—	(32)
	USD	3,543,675	MXN	65,876,000	09/18/2024	—	(33,485)
	USD	1,163,099	SEK	12,270,000	08/02/2024	—	(17,355)
	USD	1,298,392	SGD	1,742,000	08/02/2024	4,817	—
						225,667	(2,520,691)
Unrealized Appreciation (Depreciation)						$265,367	$(3,994,004)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
COP—Columbian Peso
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
MXN—Mexican Peso
RON—Romanian Leu
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand
Industry Allocation*
U.S. Government & Agency Obligations	39.5%
Short-Term Investments	32.0
Foreign Government Obligations	17.1
Collateralized Mortgage Obligations	10.8
Banks	9.0
Other Asset Backed Securities	7.0
Auto Loan Receivables	3.3
Diversified Financial Services	1.9
Credit Card Receivables	1.5
Multi-National	1.0
Investment Companies	0.9
Electric	0.9
Pharmaceuticals	0.6
Healthcare-Products	0.4
Agriculture	0.4
Auto Manufacturers	0.3
Semiconductors	0.2
Telecommunications	0.2
Real Estate	0.2
Savings & Loans	0.2
REITS	0.2
Oil & Gas	0.2
Media	0.2
Lodging	0.2
Mining	0.2
Internet	0.1
Commercial Services	0.1
128.6%

@	See Note 1
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$53,496,873	$—	$53,496,873
Asset Backed Securities	—	36,342,162	—	36,342,162
Collateralized Mortgage Obligations	—	33,365,492	—	33,365,492
U.S. Government & Agency Obligations	—	121,519,904	—	121,519,904
Foreign Government Obligations	—	52,453,680	—	52,453,680
Purchased Options	—	144,338	—	144,338
Short-Term Investments:
Unaffiliated Investment Companies	2,610,343	—	—	2,610,343
Other Short-Term Investments	—	95,807,609	—	95,807,609
Total Investments at Value	$2,610,343	$393,130,058	$—	$395,740,401
Other Financial Instruments:†
Swaps	$—	$6,357,793	$—	$6,357,793
Futures Contracts	530,326	—	—	530,326
Forward Foreign Currency Contracts	—	265,367	—	265,367
Written Options	3,691	88,056	—	91,747
Total Other Financial Instruments	$534,017	$6,711,216	$—	$7,245,233
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$28,427,045	$—	$28,427,045
Other Financial Instruments:†
Swaps	$—	$3,370,489	$—	$3,370,489
Futures Contracts	2,206,344	—	—	2,206,344
Forward Foreign Currency Contracts	—	3,994,004	—	3,994,004
Written Options	6,934	14,790	—	21,724
Total Other Financial Instruments	$2,213,278	$7,379,283	$—	$9,592,561
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Australia — 4.9%
AGL Energy, Ltd.	835,018	$ 5,693,053
Ampol, Ltd.	44,397	976,209
Aurizon Holdings, Ltd.	404,394	987,823
BlueScope Steel, Ltd.	94,488	1,359,710
Brambles, Ltd.	73,132	746,567
Downer EDI, Ltd.	114,591	374,080
JB Hi-Fi, Ltd.	4,717	215,987
Lendlease Corp., Ltd.	51,531	213,109
Medibank Private, Ltd.	281,149	732,353
Metcash, Ltd.	229,916	550,431
Rio Tinto, Ltd.	62,857	4,830,122
Scentre Group	152,348	347,610
Sims, Ltd.	6,678	44,041
Stockland	225,317	680,911
Suncorp Group, Ltd.	299,422	3,490,674
Telstra Group, Ltd.	436,463	1,124,826
Viva Energy Group, Ltd.*	311,413	664,134
		23,031,640
Austria — 0.3%
Strabag SE	2,202	92,212
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,496	80,401
voestalpine AG	41,975	1,074,042
		1,246,655
Belgium — 1.2%
Ageas SA	29,463	1,403,251
bpost SA	73,725	211,056
Colruyt Group NV	15,735	754,835
Proximus SADP	107,827	780,350
UCB SA	13,695	2,292,799
		5,442,291
Bermuda — 0.4%
First Pacific Co., Ltd.	360,000	159,964
Golden Ocean Group, Ltd.	17,871	222,077
Jardine Matheson Holdings, Ltd.	6,800	239,601
Kerry Properties, Ltd.	237,500	404,246
Skyworth Group, Ltd.	1,444,000	524,901
Yue Yuen Industrial Holdings, Ltd.	278,000	452,243
		2,003,032
Canada — 7.9%
ARC Resources, Ltd.	27,700	479,305
Atco, Ltd., Class I	42,851	1,329,307
Bank of Nova Scotia	25,800	1,204,741
Bausch Health Cos., Inc.†	173,800	1,047,344
Canadian Tire Corp., Ltd., Class A	2,691	276,341
Canfor Corp.†	3,600	41,302
CGI, Inc.†	17,500	1,995,455
CI Financial Corp.	94,520	1,142,606
Finning International, Inc.	42,600	1,220,934
George Weston, Ltd.	6,251	968,087
Gildan Activewear, Inc.	18,145	738,864
H&R Real Estate Investment Trust	100,319	698,269
Imperial Oil, Ltd.	27,100	1,941,449
Linamar Corp.	8,900	443,953
Lundin Mining Corp.	18,600	187,799
Magna International, Inc.	201,309	8,933,620
Manulife Financial Corp.	32,000	852,468
Methanex Corp.	1,100	53,476
Onex Corp.	9,481	649,692
Open Text Corp.	2,400	75,651
Security Description	Shares or Principal Amount	Value

Canada (continued)
RioCan Real Estate Investment Trust	29,607	$ 383,423
Sun Life Financial, Inc.	10,522	522,347
Suncor Energy, Inc.	278,345	11,116,462
West Fraser Timber Co., Ltd.	9,800	869,021
		37,171,916
Cayman Islands — 0.9%
CK Asset Holdings, Ltd.	185,000	703,970
JOYY, Inc. ADR	24,743	823,695
Kingboard Holdings, Ltd.	244,500	495,403
Kingboard Laminates Holdings, Ltd.	342,500	309,062
SITC International Holdings Co., Ltd.	83,000	185,564
WH Group, Ltd.*	2,234,000	1,455,443
		3,973,137
Denmark — 1.5%
AP Moller-Maersk A/S, Series B	3,039	5,036,798
D/S Norden A/S	5,416	234,198
H Lundbeck A/S	135,671	848,548
H Lundbeck A/S, Class A	6,058	32,607
ISS A/S	48,591	889,295
Svitzer Group A/S†	1,270	48,667
		7,090,113
Finland — 0.9%
Fortum Oyj	74,430	1,143,790
Kesko Oyj, Class B	46,075	832,781
Nokia Oyj	199,005	780,546
Nordea Bank Abp	65,027	761,403
Outokumpu Oyj	79,648	286,563
Wartsila OYJ Abp	24,105	497,154
		4,302,237
France — 5.2%
Amundi SA*	7,402	539,543
AXA SA	43,419	1,522,825
Bouygues SA	24,008	828,251
Carrefour SA	207,418	3,093,662
Cie de Saint-Gobain SA	66,225	5,676,178
Orange SA	243,833	2,705,193
Renault SA	68,090	3,295,766
Sanofi SA	62,778	6,456,162
Valeo SE	32,897	375,574
		24,493,154
Germany — 9.5%
adidas AG	27,708	6,932,090
Aurubis AG	8,042	626,766
BASF SE	202,947	9,464,043
Bayerische Motoren Werke AG	74,654	6,928,350
Continental AG	26,018	1,595,686
Fresenius Medical Care AG	46,955	1,822,238
Fresenius SE & Co. KGaA†	96,531	3,463,741
Heidelberg Materials AG	44,739	4,669,893
Schaeffler AG (Preference Shares)	131,495	721,257
Volkswagen AG (Preference Shares)	73,931	8,251,150
		44,475,214
Hong Kong — 1.1%
CLP Holdings, Ltd.	61,000	526,290
PCCW, Ltd.	221,000	114,551
Sino Land Co., Ltd.	42,000	43,274
Sun Hung Kai Properties, Ltd.	226,000	1,966,802

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Swire Pacific, Ltd., Class A	201,000	$ 1,732,514
Wharf Holdings, Ltd.	253,000	694,611
		5,078,042
Israel — 1.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	701,090	794,476
Check Point Software Technologies, Ltd.†	4,893	897,621
Delek Group, Ltd.	1,748	180,923
G City, Ltd. †	41,985	116,163
Oil Refineries, Ltd.	1,808,346	434,754
Paz Oil Co., Ltd.	2,528	239,385
Plus500, Ltd.	7,562	227,983
ZIM Integrated Shipping Services, Ltd.	118,185	2,327,063
		5,218,368
Italy — 1.6%
Enel SpA	741,661	5,289,147
Leonardo SpA	23,363	555,986
Telecom Italia SpA†	3,050,651	748,043
Unipol Gruppo SpA	73,197	788,464
		7,381,640
Japan — 22.7%
AGC, Inc.	44,900	1,611,732
Alfresa Holdings Corp.	65,800	1,035,149
Alps Alpine Co., Ltd.	55,400	588,978
Amada Co., Ltd.	66,600	787,267
Arcs Co., Ltd.	13,000	235,691
Astellas Pharma, Inc.	53,500	624,766
Bic Camera, Inc.	8,300	93,947
Bridgestone Corp.	12,800	525,843
Brother Industries, Ltd.	18,800	386,714
Canon Marketing Japan, Inc.	8,800	273,575
Canon, Inc.	219,900	6,946,725
Chubu Electric Power Co., Inc.	163,300	2,059,725
Coca-Cola Bottlers Japan Holdings, Inc.	29,100	434,811
Dai Nippon Printing Co., Ltd.	62,400	2,056,374
Daicel Corp.	99,100	963,413
Daito Trust Construction Co., Ltd.	38,300	4,613,283
DCM Holdings Co., Ltd.	10,900	105,011
Denka Co., Ltd.	14,500	211,327
DIC Corp.	20,300	416,915
Dowa Holdings Co., Ltd.	1,700	62,381
Ebara Corp.	27,100	391,392
Edion Corp.	83,900	981,589
Electric Power Development Co., Ltd.	76,900	1,269,619
EXEO Group, Inc.	7,800	85,522
Fuji Media Holdings, Inc.	16,600	208,612
Fujitsu, Ltd.	158,700	2,834,109
H2O Retailing Corp.	71,600	1,255,111
Hino Motors, Ltd.†	301,100	978,798
Inabata & Co., Ltd.	18,300	411,043
Isuzu Motors, Ltd.	65,600	899,185
Itoham Yonekyu Holdings, Inc.	13,800	408,389
Izumi Co., Ltd.	11,400	272,048
Japan Post Holdings Co., Ltd.	1,802,900	19,215,828
Japan Post Insurance Co., Ltd.	38,300	796,102
JFE Holdings, Inc.	23,100	339,494
JTEKT Corp.	16,200	117,589
Kajima Corp.	14,400	280,136
Kamigumi Co., Ltd.	6,000	137,634
Kandenko Co., Ltd.	44,800	609,255
Kaneka Corp.	10,500	298,788
Security Description	Shares or Principal Amount	Value

Japan (continued)
Kansai Electric Power Co., Inc.	21,900	$ 375,380
Kao Corp.	15,600	685,317
KDDI Corp.	6,600	198,347
Kewpie Corp.	19,300	495,404
Kinden Corp.	13,300	282,750
Konica Minolta, Inc.	178,000	526,023
K's Holdings Corp.	68,400	739,443
Kuraray Co., Ltd.	57,500	709,976
Mazda Motor Corp.	295,800	2,679,539
Medipal Holdings Corp.	84,900	1,543,960
MEIJI Holdings Co., Ltd.	23,600	598,745
Mitsubishi Chemical Group Corp.	140,800	839,025
Mitsubishi Electric Corp.	138,600	2,326,614
Mitsubishi Materials Corp.	11,600	216,672
Mitsubishi Shokuhin Co., Ltd.	8,500	300,310
Mitsui Mining & Smelting Co., Ltd.	19,100	636,201
Morinaga Milk Industry Co., Ltd.	24,800	595,324
MS&AD Insurance Group Holdings, Inc.	314,500	7,402,483
NEC Corp.	15,800	1,384,080
Nippon Electric Glass Co., Ltd.	15,600	372,500
Nippon Express Holdings, Inc.	2,400	119,322
Nippon Telegraph & Telephone Corp.	420,400	448,431
Nippon Television Holdings, Inc.	25,100	404,072
Nissan Motor Co., Ltd.	58,600	188,774
Nisshinbo Holdings, Inc.	18,400	134,661
Nitto Denko Corp.	15,700	1,371,863
Nomura Real Estate Holdings, Inc.	3,100	86,921
Otsuka Corp.	34,900	771,655
PALTAC Corp.	6,700	205,654
Panasonic Holdings Corp.	171,500	1,371,076
Persol Holdings Co., Ltd.	584,100	1,005,793
Resonac Holdings Corp.	33,000	821,578
Ricoh Co., Ltd.	133,800	1,249,928
Sankyu, Inc.	4,700	161,393
SCREEN Holdings Co., Ltd.	8,600	732,106
Secom Co., Ltd.	4,500	288,639
Seiko Epson Corp.	24,900	438,047
Seino Holdings Co., Ltd.	34,500	540,695
Sekisui Chemical Co., Ltd.	50,200	757,919
Sekisui House, Ltd.	42,400	1,064,136
Sharp Corp.†	81,700	476,036
Shikoku Electric Power Co., Inc.	17,200	149,695
Shimamura Co., Ltd.	14,400	708,348
Sohgo Security Services Co., Ltd.	27,700	178,509
Sompo Holdings, Inc.	27,800	634,398
Subaru Corp.	81,200	1,602,196
Sugi Holdings Co., Ltd.	34,400	588,962
Sumitomo Heavy Industries, Ltd.	14,400	388,522
Sumitomo Pharma Co., Ltd.†	60,200	169,054
Sundrug Co., Ltd.	3,800	105,518
Suzuken Co., Ltd.	42,500	1,547,586
Taiheiyo Cement Corp.	26,000	711,905
Taisei Corp.	10,300	439,821
Toho Holdings Co., Ltd.	1,100	32,035
Tohoku Electric Power Co., Inc.	127,000	1,073,390
Tokai Rika Co., Ltd.	10,200	139,984
Toppan Holdings, Inc.	28,600	810,028
Tosoh Corp.	18,100	245,831
Toyo Seikan Group Holdings, Ltd.	76,900	1,322,232
Tsuruha Holdings, Inc.	8,600	532,704
UBE Corp.	32,400	582,069
United Super Markets Holdings, Inc.	37,600	225,277

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yamada Holdings Co., Ltd.	325,700	$ 990,231
Yamato Holdings Co., Ltd.	160,500	1,960,846
		106,509,803
Jersey — 1.2%
Glencore PLC	996,274	5,515,662
Luxembourg — 1.6%
ArcelorMittal SA	339,297	7,659,989
Netherlands — 7.1%
Akzo Nobel NV	74,684	4,604,816
Koninklijke Ahold Delhaize NV	518,038	16,686,171
NN Group NV	114,006	5,702,999
NXP Semiconductors NV	8,373	2,203,439
Randstad NV	83,124	4,040,785
		33,238,210
New Zealand — 0.2%
Air New Zealand, Ltd.	333,661	115,066
Contact Energy, Ltd.	44,825	226,479
Fletcher Building, Ltd.	198,008	367,441
Spark New Zealand, Ltd.	123,236	316,970
		1,025,956
Norway — 0.8%
DNO ASA	131,819	134,013
Mowi ASA	23,078	389,027
Telenor ASA	136,610	1,627,787
Yara International ASA	49,758	1,416,964
		3,567,791
Portugal — 0.2%
Navigator Co. SA	141,151	572,861
Sonae SGPS SA	242,056	246,708
		819,569
Singapore — 0.3%
ComfortDelGro Corp., Ltd.	730,800	765,557
Hutchison Port Holdings Trust	1,950,100	237,895
Jardine Cycle & Carriage, Ltd.	24,600	478,631
		1,482,083
Spain — 3.7%
ACS Actividades de Construccion y Servicios SA	25,817	1,153,037
Endesa SA	77,492	1,502,313
Mapfre SA	720,539	1,745,756
Naturgy Energy Group SA	105,435	2,531,311
Telefonica SA	2,330,122	10,534,912
		17,467,329
Sweden — 3.1%
Electrolux AB, Class B†	97,845	869,148
H & M Hennes & Mauritz AB, Class B	209,708	3,252,051
Peab AB	33,730	251,012
Samhallsbyggnadsbolaget i Norden AB	1,109,446	702,359
Securitas AB, Class B	88,552	950,215
Skanska AB, Class B	24,047	469,120
Telia Co. AB	321,208	933,102
Volvo AB, Class B	281,928	7,185,604
		14,612,611
Security Description	Shares or Principal Amount	Value

Switzerland — 7.2%
Adecco Group AG	86,133	$ 2,934,306
Holcim AG	8,955	838,108
Novartis AG	94,726	10,619,197
Roche Holding AG	50,415	16,329,306
Swatch Group AG	8,094	1,664,266
Swiss Life Holding AG	192	147,177
Zurich Insurance Group AG	1,878	1,032,719
		33,565,079
United Kingdom — 14.3%
Abrdn PLC	483,653	1,060,166
Barratt Developments PLC	275,795	1,861,842
BT Group PLC	870,111	1,577,510
Centrica PLC	4,420,203	7,525,642
Currys PLC†	438,601	458,638
Direct Line Insurance Group PLC	777,747	1,887,646
Evraz PLC†(1)	204,785	3,601
GSK PLC	623,597	12,076,561
Imperial Brands PLC	144,761	3,995,485
International Distribution Services PLC†	661,731	2,932,442
Johnson Matthey PLC	58,610	1,234,343
Kingfisher PLC	693,327	2,467,158
M&G PLC	1,450,889	3,966,187
Marks & Spencer Group PLC	702,611	2,969,337
Pearson PLC	12,910	174,958
Persimmon PLC	176,802	3,600,163
Rio Tinto PLC	145,038	9,390,212
Taylor Wimpey PLC	1,150,706	2,351,169
Vodafone Group PLC	8,291,699	7,734,223
		67,267,283
United States — 0.1%
Autoliv, Inc.	5,180	523,905
Total Long-Term Investment Securities (cost $437,508,584)		464,162,709
REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 07/31/2024, to be repurchased 08/01/2024 in the amount of $266,986 and collateralized by $266,900 of United States Treasury Notes, bearing interest at 4.63% due 02/28/2026 and having an approximate value of $272,481 (cost $266,974)	$ 266,974	266,974
TOTAL INVESTMENTS (cost $437,775,558)(2)	99.0%	464,429,683
Other assets less liabilities	1.0	4,604,302
NET ASSETS	100.0%	$469,033,985
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO RAE International Value Portfolio has no right to demand registration of these securities. At July 31, 2024, the aggregate value of these securities was $2,659,120 representing 0.6% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Industry Allocation*
Pharmaceuticals	11.4%
Insurance	11.0
Auto Manufacturers	6.8
Telecommunications	6.7
Food	6.6
Chemicals	5.3
Mining	4.5
Electric	4.2
Retail	3.5
Oil & Gas	3.3
Building Materials	3.2
Transportation	3.1
Commercial Services	3.0
Auto Parts & Equipment	2.8
Real Estate	2.4
Iron/Steel	2.3
Gas	2.1
Home Builders	2.1
Office/Business Equipment	2.1
Apparel	1.8
Computers	1.7
Engineering & Construction	1.2
Healthcare-Services	1.1
Agriculture	0.9
Home Furnishings	0.7
Diversified Financial Services	0.5
Machinery-Construction & Mining	0.5
Semiconductors	0.5
Hand/Machine Tools	0.5
Banks	0.5
REITS	0.4
Electronics	0.4
Packaging & Containers	0.3
Machinery-Diversified	0.2
Biotechnology	0.2
Internet	0.2
Media	0.1
Cosmetics/Personal Care	0.1
Private Equity	0.1
Distribution/Wholesale	0.1
Forest Products & Paper	0.1
Aerospace/Defense	0.1
Beverages	0.1
Miscellaneous Manufacturing	0.1
Electrical Components & Equipment	0.1
Holding Companies-Diversified	0.1
99.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$37,171,916	$—	$—	$37,171,916
Cayman Islands	823,695	3,149,442	—	3,973,137
Israel	3,224,684	1,993,684	—	5,218,368
Netherlands	2,203,439	31,034,771	—	33,238,210
United Kingdom	—	67,263,682	3,601	67,267,283
United States	523,905	—	—	523,905
Other Countries	—	316,769,890	—	316,769,890
Repurchase Agreements	—	266,974	—	266,974
Total Investments at Value	$43,947,639	$420,478,443	$3,601	$464,429,683
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 8.6%
Aerospace/Defense — 0.2%
Boeing Co.
2.20%, 02/04/2026	$ 700,000	$ 666,193
6.26%, 05/01/2027*	100,000	102,183
6.30%, 05/01/2029*	300,000	310,317
6.39%, 05/01/2031*	100,000	104,407
6.53%, 05/01/2034*	100,000	104,973
6.86%, 05/01/2054*	200,000	211,729
7.01%, 05/01/2064*	100,000	105,996
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	800,000	767,805
		2,373,603
Agriculture — 0.1%
Imperial Brands Finance PLC
6.13%, 07/27/2027*	600,000	617,968
JT International Financial Services BV
6.88%, 10/24/2032*	200,000	223,974
		841,942
Airlines — 0.4%
Alaska Airlines Pass-Through Trust
4.80%, 02/15/2029*	145,128	143,253
American Airlines Pass-Through Trust
3.00%, 04/15/2030	453,305	422,833
3.25%, 04/15/2030	129,547	119,168
3.38%, 11/01/2028	109,985	105,064
4.00%, 08/15/2030	66,250	62,335
British Airways Pass-Through Trust
3.35%, 12/15/2030*	335,868	316,048
3.80%, 03/20/2033*	360,120	343,429
Spirit Airlines Pass-Through Trust
3.65%, 08/15/2031	336,401	294,840
United Airlines Pass-Through Trust
2.88%, 04/07/2030	666,441	618,061
3.10%, 04/07/2030	666,441	604,697
4.55%, 02/25/2033	704,900	654,487
		3,684,215
Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC
2.90%, 02/10/2029	200,000	179,301
6.13%, 03/08/2034	500,000	500,681
6.80%, 05/12/2028	700,000	730,089
7.35%, 11/04/2027	200,000	210,697
Hyundai Capital America FRS
6.51%, (SOFR+1.15%), 08/04/2025*	1,000,000	1,004,943
		2,625,711
Banks — 2.6%
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/2029	400,000	408,846
Bank of America Corp.
5.20%, 04/25/2029	200,000	202,442
5.93%, 09/15/2027	300,000	305,827
Barclays PLC
5.69%, 03/12/2030	300,000	306,394
6.22%, 05/09/2034	600,000	631,421
Citigroup, Inc.
4.40%, 06/10/2025	750,000	744,682
Citizens Financial Group, Inc.
6.65%, 04/25/2035	800,000	852,463
Goldman Sachs Group, Inc.
5.73%, 04/25/2030	1,375,000	1,420,295
Security Description		Shares or Principal Amount	Value

Banks (continued)
HSBC Holdings PLC
6.33%, 03/09/2044		$ 500,000	$ 538,226
7.39%, 11/03/2028		1,100,000	1,177,140
ING Groep NV
5.34%, 03/19/2030		1,000,000	1,014,002
6.11%, 09/11/2034		300,000	316,781
JPMorgan Chase & Co.
4.57%, 06/14/2030		1,400,000	1,384,323
KBC Group NV
6.32%, 09/21/2034*		300,000	318,931
Lloyds Banking Group PLC
4.38%, 03/22/2028		600,000	589,626
5.68%, 01/05/2035		200,000	204,849
Morgan Stanley
3.79%, 03/21/2030	EUR	1,300,000	1,427,424
5.12%, 02/01/2029		600,000	605,634
5.65%, 04/13/2028		300,000	305,662
5.66%, 04/18/2030		400,000	412,610
Morgan Stanley FRS
6.38%, (SOFR+1.02%), 04/13/2028		1,010,000	1,012,899
NatWest Group PLC
4.89%, 05/18/2029		1,100,000	1,092,519
7.47%, 11/10/2026		1,500,000	1,539,431
Santander Holdings USA, Inc.
2.49%, 01/06/2028		400,000	372,799
3.45%, 06/02/2025		700,000	688,021
5.81%, 09/09/2026		1,100,000	1,106,697
Stichting AK Rabobank Certificaten
6.50%, 09/29/2024(1)	EUR	945,450	1,140,883
UBS Group AG
3.75%, 03/26/2025		250,000	247,254
5.65%, 09/11/2028		200,000	207,073
6.33%, 12/22/2027*		300,000	308,270
6.37%, 07/15/2026*		1,700,000	1,714,862
6.44%, 08/11/2028*		750,000	778,224
7.75%, 03/01/2029	EUR	600,000	739,488
UBS Group AG FRS
4.66%, (3 ME+1.00%), 01/16/2026	EUR	200,000	217,124
Wells Fargo & Co.
5.57%, 07/25/2029		500,000	512,003
			24,845,125
Biotechnology — 0.0%
Illumina, Inc.
2.55%, 03/23/2031		400,000	338,040
Computers — 0.0%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*		200,000	189,541
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026		1,000,000	944,689
6.10%, 01/15/2027		1,100,000	1,126,688
Ally Financial, Inc.
6.85%, 01/03/2030		300,000	313,619
Aviation Capital Group LLC
5.50%, 12/15/2024*		400,000	399,456
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*		318,000	291,699
2.88%, 02/15/2025*		400,000	393,300
Brighthouse Holdings LLC
6.50%, 07/27/2037*(1)		500,000	465,000

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Cantor Fitzgerald LP
7.20%, 12/12/2028*	$ 300,000	$ 315,645
Lazard Group LLC
4.38%, 03/11/2029	200,000	194,541
LeasePlan Corp NV
2.88%, 10/24/2024*	1,200,000	1,191,690
Nomura Holdings, Inc.
2.33%, 01/22/2027	500,000	468,400
Synchrony Financial
5.94%, 08/02/2030	600,000	603,697
TPG Operating Group II LP
5.88%, 03/05/2034	300,000	307,760
		7,016,184
Electric — 1.8%
AEP Texas, Inc.
5.25%, 05/15/2052	200,000	185,727
AEP Transmission Co. LLC
5.15%, 04/01/2034	400,000	401,826
AES Corp.
5.45%, 06/01/2028	400,000	403,836
Alabama Power Co.
3.70%, 12/01/2047	300,000	231,249
Appalachian Power Co.
4.50%, 08/01/2032	200,000	189,543
5.65%, 04/01/2034	300,000	306,390
Arizona Public Service Co.
2.65%, 09/15/2050	400,000	241,049
Cleveland Electric Illuminating Co.
4.55%, 11/15/2030*	836,000	807,181
Dominion Energy, Inc.
7.00%, 06/01/2054	1,200,000	1,260,237
DTE Electric Co.
5.20%, 04/01/2033	100,000	102,120
DTE Energy Co.
5.10%, 03/01/2029	100,000	100,914
Duke Energy Progress LLC
4.00%, 04/01/2052	800,000	628,017
Edison International
6.95%, 11/15/2029	400,000	433,191
Enel Finance International NV
4.63%, 06/15/2027*	1,400,000	1,389,200
Entergy Mississippi LLC
2.85%, 06/01/2028	1,900,000	1,775,852
Eversource Energy
5.45%, 03/01/2028	400,000	406,916
Georgia Power Co.
4.70%, 05/15/2032	1,300,000	1,286,946
Liberty Utilities Finance GP 1
2.05%, 09/15/2030*	1,000,000	840,617
Louisville Gas & Electric Co.
5.45%, 04/15/2033	100,000	103,034
Pacific Gas & Electric Co.
3.30%, 12/01/2027	500,000	472,970
4.25%, 03/15/2046	1,300,000	1,011,607
6.10%, 01/15/2029	1,400,000	1,455,627
Rochester Gas & Electric Corp.
1.85%, 12/01/2030*	960,000	799,301
Southern California Edison Co.
3.90%, 03/15/2043	200,000	160,595
4.00%, 04/01/2047	1,500,000	1,189,504
Security Description		Shares or Principal Amount	Value

Electric (continued)
4.05%, 03/15/2042		$ 200,000	$ 164,943
4.65%, 10/01/2043		480,000	425,459
			16,773,851
Electronics — 0.1%
TD SYNNEX Corp.
1.25%, 08/09/2024		500,000	499,180
Gas — 0.2%
Boston Gas Co.
3.76%, 03/16/2032*		1,100,000	980,902
Southern California Gas Co.
4.13%, 06/01/2048		1,400,000	1,124,418
			2,105,320
Healthcare-Products — 0.0%
Smith & Nephew PLC
5.15%, 03/20/2027		200,000	201,761
Healthcare-Services — 0.3%
Banner Health
1.90%, 01/01/2031		500,000	423,429
Centene Corp.
2.63%, 08/01/2031		600,000	500,126
HCA, Inc.
4.13%, 06/15/2029		300,000	289,413
5.90%, 06/01/2053		700,000	696,663
Northwell Healthcare, Inc.
3.98%, 11/01/2046		700,000	560,874
			2,470,505
Insurance — 0.2%
Athene Global Funding FRS
4.82%, (3 ME+1.00%), 02/23/2027	EUR	600,000	649,889
Athene Holding, Ltd.
5.88%, 01/15/2034		600,000	611,832
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031		400,000	355,183
GA Global Funding Trust
2.90%, 01/06/2032*		800,000	682,627
			2,299,531
Investment Companies — 0.1%
Antares Holdings LP
6.50%, 02/08/2029*		500,000	500,356
Lodging — 0.1%
Sands China, Ltd.
3.80%, 01/08/2026		400,000	388,194
Wynn Macau, Ltd.
5.63%, 08/26/2028*		200,000	189,425
			577,619
Machinery-Construction & Mining — 0.1%
Weir Group PLC
2.20%, 05/13/2026*		900,000	852,538
Mining — 0.1%
Glencore Funding LLC
5.70%, 05/08/2033*		300,000	305,646
Northern Star Resources, Ltd.
6.13%, 04/11/2033*		200,000	206,242
			511,888

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas — 0.0%
Aker BP ASA
4.00%, 01/15/2031*	$ 200,000	$ 184,985
Pioneer Natural Resources Co.
5.10%, 03/29/2026	100,000	100,550
		285,535
Packaging & Containers — 0.0%
Berry Global, Inc.
5.50%, 04/15/2028	400,000	405,046
Pharmaceuticals — 0.1%
Bayer US Finance II LLC
4.38%, 12/15/2028*	400,000	386,316
Becton Dickinson & Co.
4.87%, 02/08/2029	200,000	201,619
		587,935
Pipelines — 0.2%
Cheniere Energy, Inc.
5.65%, 04/15/2034*	300,000	304,851
Energy Transfer LP
4.75%, 01/15/2026	40,000	39,838
6.05%, 06/01/2041	1,200,000	1,212,538
		1,557,227
Private Equity — 0.1%
KKR Group Finance Co. XII LLC
4.85%, 05/17/2032*	1,300,000	1,274,383
REITS — 0.5%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	100,000	98,317
American Tower Corp.
2.10%, 06/15/2030	400,000	344,126
4.00%, 06/01/2025	690,000	682,577
5.80%, 11/15/2028	900,000	933,681
EPR Properties
3.60%, 11/15/2031	200,000	173,234
Goodman US Finance Five LLC
4.63%, 05/04/2032*	100,000	95,070
Goodman US Finance Three LLC
3.70%, 03/15/2028*	1,200,000	1,140,997
Highwoods Realty LP
2.60%, 02/01/2031	100,000	82,145
Sun Communities Operating LP
5.50%, 01/15/2029	200,000	203,012
VICI Properties LP
4.75%, 02/15/2028	1,000,000	988,427
		4,741,586
Semiconductors — 0.1%
Broadcom, Inc.
3.47%, 04/15/2034*	100,000	87,333
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.00%, 01/15/2033	900,000	895,071
		982,404
Software — 0.1%
Oracle Corp.
2.95%, 05/15/2025	700,000	687,441
Telecommunications — 0.2%
AT&T, Inc.
3.85%, 06/01/2060	1,300,000	936,643
Security Description		Shares or Principal Amount	Value

Telecommunications (continued)
T-Mobile USA, Inc.
2.40%, 03/15/2029		$ 700,000	$ 632,273
3.40%, 10/15/2052		700,000	490,802
			2,059,718
Trucking & Leasing — 0.0%
DAE Funding LLC
1.55%, 08/01/2024*		200,000	200,000
Water — 0.0%
Essential Utilities, Inc.
5.38%, 01/15/2034		100,000	101,190
Total Corporate Bonds & Notes (cost $84,364,439)			81,589,375
ASSET BACKED SECURITIES — 3.9%
Auto Loan Receivables — 1.3%
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class A 5.44%, 02/22/2028*		1,900,000	1,914,972
Series 2023-5A, Class A 5.78%, 04/20/2028*		800,000	813,302
BMW Canada Auto Trust
Series 2023-1A, Class A1 5.43%, 01/20/2026*	CAD	221,548	160,717
Citizens Auto Receivables Trust
Series 2023-1, Class A4 5.78%, 10/15/2030*		1,900,000	1,942,550
Enterprise Fleet Financing LLC
Series 2024-2, Class A2 5.74%, 12/20/2026*		1,200,000	1,207,529
Ford Auto Securitization Trust
Series 2024-AA, Class A3 4.97%, 03/15/2030*	CAD	600,000	455,338
Ford Auto Securitization Trust II Asset-Backed Notes
Series 2023-B, Class A1 5.89%, 05/15/2026*	CAD	389,449	282,925
Ford Credit Auto Owner Trust FRS
Series 2023-A, Class A2B 6.06%, (SOFR30A+0.72%), 03/15/2026		581,832	582,256
GM Financial Automobile Leasing Trust
Series 2023-2, Class A2A 5.44%, 10/20/2025		417,264	417,160
GM Financial Consumer Automobile Receivables Trust
Series 2023-2, Class A2A 5.10%, 05/18/2026		256,477	256,207
GM Financial Revolving Receivables Trust
Series 2023-1, Class A 5.12%, 04/11/2035*		1,200,000	1,218,897
Honda Auto Receivables Owner Trust
Series 2023-2, Class A3 4.93%, 11/15/2027		1,000,000	999,778
Santander Drive Auto Receivables Trust
Series 2023-2, Class A2 5.87%, 03/16/2026		23,019	23,020
Tesla Auto Lease Trust
Series 2023-B, Class A2 6.02%, 09/22/2025*		1,324,250	1,325,910
Veros Auto Receivables Trust
Series 2023-1, Class A 7.12%, 11/15/2028*		276,503	277,581

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Westlake Automobile Receivables Trust FRS
Series 2023-3A, Class A2B 6.01%, (SOFR30A+0.67%), 10/15/2026*	$ 628,254	$ 628,822
		12,506,964
Credit Card Receivables — 0.1%
Golden Credit Card Trust
Series 2022-4A, Class A 4.31%, 09/15/2027*	1,100,000	1,089,738
Home Equity — 0.3%
Mastr Asset Backed Securities Trust FRS
Series 2004-WMC3, Class M1 6.29%, (TSFR1M+0.94%), 10/25/2034	375,475	359,558
Merrill Lynch Mtg. Investors Trust FRS
Series 2005-NC1, Class M1 6.18%, (TSFR1M+0.83%), 10/25/2035	1,945,179	1,932,297
		2,291,855
Other Asset Backed Securities — 2.2%
Atlas Senior Loan Fund XV, Ltd. FRS
Series 2019-15A, Class A1R 6.50%, (TSFR3M+1.22%), 10/23/2032*	1,100,000	1,100,000
Birch Grove CLO, Ltd. FRS
Series 2024-19A, Class A1RR 6.91%, (TSFR3M+1.59%), 07/17/2037*	1,100,000	1,106,875
Countrywide Asset-Backed Certs. FRS
Series 2006-26, Class 1A 5.60%, (TSFR1M+0.25%), 06/25/2037	133,518	124,557
Series 2007-1, Class 2A3 5.60%, (TSFR1M+0.25%), 07/25/2037	18,848	18,557
Series 2007-10, Class 2A4 5.71%, (TSFR1M+0.36%), 06/25/2047	470,758	453,103
Series 2005-3, Class MV7 7.41%, (TSFR1M+2.06%), 08/25/2035	1,100,000	997,071
Crown Point CLO 7, Ltd. FRS
Series 2018-7A, Class AR 6.51%, (TSFR3M+1.23%), 10/20/2031*	837,620	837,235
DLLMT LLC
Series 2023-1A, Class A2 5.78%, 11/20/2025*	285,592	285,742
Fremont Home Loan Trust FRS
Series 2005-1, Class M5 6.53%, (TSFR1M+1.18%), 06/25/2035	415,642	399,124
Golub Capital Partners Static, Ltd. FRS
Series 2024-1A, Class A1 6.51%, (TSFR3M+1.23%), 04/20/2033*	1,032,681	1,033,768
LCM 30, Ltd. FRS
Series 2021-30A, Class AR 6.62%, (TSFR3M+1.34%), 04/20/2031*	1,370,430	1,371,091
LCM 31, Ltd. FRS
Series 2021-31A, Class AR 6.56%, (TSFR3M+1.28%), 07/20/2034*	1,100,000	1,101,925
Louisiana Local Government Environmental Facilities & Community Development Authority
Series 2022-ELL, Class A3 4.28%, 02/01/2036	1,200,000	1,158,499
Marble Point CLO X, Ltd. FRS
Series 2017-1A, Class AR 6.60%, (TSFR3M+1.30%), 10/15/2030*	159,349	159,471
Ocean Trails CLO 8 FRS
Series 2020-8A, Class ARR 6.55%, (TSFR3M+1.29%), 07/15/2034*	1,100,000	1,100,000
Security Description		Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Octagon Loan Funding, Ltd. FRS
Series 2014-1A, Class ARR 6.77%, (TSFR3M+1.44%), 11/18/2031*		$ 281,325	$ 281,686
Octane Receivables Trust
Series 2023-3A, Class A2 6.44%, 03/20/2029*		1,659,833	1,669,755
PHEAA Student Loan Trust FRS
Series 2016-2A, Class A 6.41%, (SOFR30A+1.06%), 11/25/2065*		168,585	168,150
Regatta Funding, Ltd. FRS
Series 2018-4A, Class A1R 6.48%, (TSFR3M+1.20%), 10/25/2031*		1,017,049	1,019,438
Romark CLO, Ltd. FRS
Series 2017-1A, Class A1R 6.57%, (TSFR3M+1.29%), 10/23/2030*		506,168	506,534
SMB Private Education Loan Trust FRS
Series 2016-B, Class A2B 6.89%, (TSFR1M+1.56%), 02/17/2032*		84,544	84,675
Start II, Ltd.
Series 2019-1, Class A 4.09%, 03/15/2044*		246,817	236,384
TCW CLO AMR, Ltd. FRS
Series 2019-1A, Class ASNR 6.81%, (TSFR3M+1.48%), 08/16/2034*		1,100,000	1,102,980
Trinitas CLO, Ltd. FRS
Series 2017-6A, Class ARRR 6.61%, (TSFR3M+1.33%), 01/25/2034*		1,100,000	1,098,133
Series 2020-14A, Class A1R 6.62%, (TSFR3M+1.34%), 01/25/2034*		1,100,000	1,102,924
TSTAT, Ltd. FRS
Series 2022-1A, Class A1RR 6.43%, (TSFR3M+1.15%), 07/20/2037*		1,100,000	1,099,975
Verdelite Static CLO, Ltd. FRS
Series 2024-1A, Class A 6.42%, (TSFR3M+1.13%), 07/20/2032*		1,100,000	1,101,692
			20,719,344
Total Asset Backed Securities (cost $36,536,554)			36,607,901
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.0%
Commercial and Residential — 3.9%
280 Park Avenue Mtg. Trust FRS
Series 2017-280P, Class A 6.51%, (TSFR1M+1.18%), 09/15/2034*		1,900,000	1,821,625
ALBA PLC FRS
Series 2005-1, Class A3 5.49%, (SONIA+0.31%), 11/25/2042	GBP	214,029	272,712
Alternative Loan Trust
Series 2005-J11, Class 1A15 5.50%, 11/25/2035		104,041	59,287
Series 2005-65CB, Class 2A6 6.00%, 12/25/2035		136,282	100,127
Series 2007-J1, Class 2A4 6.00%, 03/25/2037		626,648	242,236
Alternative Loan Trust FRS
Series 2006-OA3, Class 2A1 5.88%, (TSFR1M+0.53%), 05/25/2036		2,117,330	1,891,546
American Home Mtg. Assets Trust FRS
Series 2006-3, Class 3A11 5.58%, (TSFR1M+0.23%), 10/25/2046		9,845	8,484
Angel Oak Mtg. Trust VRS
Series 2020-4, Class A1 1.47%, 06/25/2065*(2)		126,236	118,287

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class A 6.79%, (SOFR30A+1.45%), 01/15/2037*		$ 1,100,000	$ 1,087,961
Banco La Hipotecaria SA
Series 2016-1A, Class A 3.36%, 01/15/2046*(3)		699,463	652,235
BDS LLC FRS
Series 2022-FL11, Class ATS 7.14%, (TSFR1M+1.80%), 03/19/2039*		999,990	998,741
BX Trust FRS
Series 2018-GW, Class A 6.43%, (TSFR1M+1.10%), 05/15/2035*		580,000	577,825
Chase Home Lending Mtg. Trust FRS
Series 2024-7, Class A11 6.64%, (SOFR30A+1.30%), 06/25/2055*		1,100,000	1,099,992
Chase Home Lending Mtg. Trust VRS
Series 2024-RPL3, Class A1A 3.25%, 09/25/2064*(2)		895,550	793,132
ChaseFlex Trust FRS
Series 2007-2, Class A1 6.02%, (TSFR1M+0.67%), 05/25/2037		381,826	355,875
Citigroup Mtg. Loan Trust FRS
Series 2024-1, Class A11 6.70%, (SOFR30A+1.35%), 07/25/2054*		1,100,000	1,099,992
COLT Mtg. Loan Trust
Series 2024-3, Class A1 6.39%, 06/25/2069*		496,112	502,920
COMM Mtg. Trust VRS
Series 2018-HOME, Class A 3.82%, 04/10/2033*(2)		1,100,000	1,024,050
Credit Suisse Commercial Mtg. FRS
Series 2021-SOP2, Class A 6.51%, (TSFR1M+1.18%), 06/15/2034*		799,160	751,788
Cross Mtg. Trust
Series 2024-H3, Class A1 6.27%, 06/25/2069*		1,075,722	1,086,468
CSMC Trust VRS
Series 2018-RPL9, Class A 3.85%, 09/25/2057*(2)		939,204	896,350
Series 2020-RPL5, Class A1 4.72%, 08/25/2060*(2)		207,021	206,039
DBUBS Mtg. Trust
Series 2017-BRBK, Class A 3.45%, 10/10/2034*		1,200,000	1,162,164
Eurosail PLC FRS
Series 2007-3A, Class A3C 6.20%, (SONIA+1.07%), 06/13/2045*	GBP	163,488	209,618
Series 2007-3X, Class A3A 6.20%, (SONIA+1.07%), 06/13/2045	GBP	144,950	185,536
Series 2007-3X, Class A3C 6.20%, (SONIA+1.07%), 06/13/2045	GBP	193,213	247,731
FORT CRE Issuer LLC FRS
Series 2022-FL3, Class A 7.19%, (SOFR30A+1.85%), 02/23/2039*		774,451	764,779
GCAT Trust
Series 2024-NQM2, Class A1 6.09%, 06/25/2059*		942,424	950,826
HarborView Mtg. Loan Trust FRS
Series 2006-12, Class 2A2A 5.84%, (TSFR1M+0.49%), 01/19/2038		10,732	9,396
Security Description		Shares or Principal Amount	Value

Commercial and Residential (continued)
HarborView Mtg. Loan Trust VRS
Series 2005-4, Class 3A1 5.10%, 07/19/2035(2)		$ 93,901	$ 69,283
HERA Commercial Mtg., Ltd. FRS
Series 2021-FL1, Class A 6.50%, (TSFR1M+1.16%), 02/18/2038*		596,389	591,655
HGI CRE CLO, Ltd. FRS
Series 2022-FL3, Class A 7.04%, (SOFR30A+1.70%), 04/20/2037*		246,745	246,330
HPLY Trust FRS
Series 2019-HIT, Class A 6.45%, (TSFR1M+1.11%), 11/15/2036*		137,666	137,364
Independence Plaza Trust
Series 2018-INDP, Class A 3.76%, 07/10/2035*		1,600,000	1,512,426
IndyMac INDX Mtg. Loan Trust FRS
Series 2005-AR12, Class 1A1 5.98%, (TSFR1M+0.63%), 07/25/2035		204,405	134,695
KREF, Ltd. FRS
Series 2022-FL3, Class A 6.79%, (TSFR1M+1.45%), 02/17/2039*		400,000	398,023
LFT CRE, Ltd. FRS
Series 2021-FL1, Class A 6.61%, (TSFR1M+1.28%), 06/15/2039*		739,191	736,058
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class A 6.74%, (TSFR1M+1.41%), 07/15/2036*		302,659	301,392
Ludgate Funding PLC FRS
Series 2006-1X, Class A2A 5.47%, (SONIA+0.31%), 12/01/2060	GBP	377,264	473,815
Series 2008-W1X, Class A1 5.80%, (SONIA+0.72%), 01/01/2061	GBP	522,970	663,114
Mill City Mtg. Loan Trust VRS
Series 2019-GS2, Class A1 2.75%, 08/25/2059*(2)		392,987	373,259
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4 3.37%, 10/15/2048		1,800,000	1,766,567
MortgageIT Trust FRS
Series 2005-2, Class 1A1 5.98%, (TSFR1M+0.63%), 05/25/2035		6,585	6,456
Natixis Commercial Mtg. Securities Trust
Series 2019-10K, Class A 3.62%, 05/15/2039*		1,600,000	1,489,318
Series 2019-LVL, Class A 3.89%, 08/15/2038*		800,000	738,486
New Residential Mtg. Loan Trust VRS
Series 2019-RPL3, Class A1 2.75%, 07/25/2059*(2)		638,859	605,588
Series 2020-RPL1, Class A1 2.75%, 11/25/2059*(2)		321,893	303,744
Series 2018-3A, Class A1 4.50%, 05/25/2058*(2)		389,320	379,232
NYO Commercial Mtg. Trust FRS
Series 2021-1290, Class A 6.54%, (TSFR1M+1.21%), 11/15/2038*		900,000	864,000
PRET Trust VRS
Series 2024-RPL1, Class A1 3.90%, 10/25/2063*(2)		759,049	735,677
TBW Mtg.-Backed Trust
Series 2006-3, Class 1A 6.00%, 07/25/2036		632,513	255,722

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Uropa Securities PLC FRS
Series 2007-1, Class A3A 5.38%, (SONIA+0.32%), 10/10/2040	GBP	146,825	$ 183,523
VASA Trust FRS
Series 2021-VASA, Class A 6.34%, (TSFR1M+1.01%), 07/15/2039*		$ 500,000	466,523
Verus Securitization Trust
Series 2024-4, Class A1 6.22%, 06/25/2069*		1,071,858	1,083,547
VMC Finance LLC FRS
Series 2022-FL5, Class A 7.24%, (SOFR30A+1.90%), 02/18/2039*		737,120	735,098
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2005-AR19, Class A1A1 6.00%, (TSFR1M+0.65%), 12/25/2045		142,622	140,448
Series 2006-AR9, Class 2A 6.22%, (12 MTA+1.05%), 08/25/2046		818,241	679,519
Worldwide Plaza Trust
Series 2017-WWP, Class A 3.53%, 11/10/2036*		2,100,000	1,459,502
			36,708,086
U.S. Government Agency — 1.1%
Fannie Mae REMICS FRS
Series 2024-54, Class FC 6.31%, (SOFR30A+0.97%), 08/25/2054		1,100,000	1,099,828
Federal Home Loan Mtg. Corp. Multiclass Certs. VRS
Series 2024-P016, Class A2 4.61%, 09/25/2033(2)		1,000,000	987,966
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series W5FX, Class AFX 3.21%, 04/25/2028(2)		2,700,000	2,575,319
Federal Home Loan Mtg. Corp. REMIC
Series 4745, Class CZ 3.50%, 01/15/2048		1,258,702	1,131,382
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4790, Class F 5.64%, (SOFR30A+0.30%), 10/15/2043		365,130	355,861
Series 4579, Class FD 5.79%, (SOFR30A+0.46%), 01/15/2038		333,330	332,294
Federal Home Loan Mtg. Corp. REMIC VRS
Series 4579, Class SD 0.72%, 01/15/2038(2)(4)		333,330	20,528
Federal Home Loan Mtg. Corp. STRIPS FRS
Series 2013-314, Class S2 0.44%, (5.78%-SOFR30A), 09/15/2043(4)(5)		614,349	58,871
Federal National Mtg. Assoc. REMIC
Series 2013-17, Class TI 3.00%, 03/25/2028(4)		196,815	6,804
Federal National Mtg. Assoc. REMIC FRS
Series 2012-113, Class PF 5.81%, (SOFR30A+0.46%), 10/25/2040		137,697	137,123
Series 2007-85, Class FL 6.00%, (SOFR30A+0.65%), 09/25/2037		829,383	822,490
Series 2012-21, Class FQ 6.01%, (SOFR30A+0.66%), 02/25/2041		71,529	71,455
Government National Mtg. Assoc. REMIC FRS
Series 2014-H02, Class FB 6.09%, (TSFR1M+0.76%), 12/20/2063		58,870	58,874
Series 2016-H11, Class F 6.24%, (TSFR1M+0.91%), 05/20/2066		994,825	994,709
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2016-H14, Class FA 6.24%, (TSFR1M+0.91%), 06/20/2066	$ 544,778	$ 544,736
Series 2016-H17, Class FC 6.27%, (TSFR1M+0.94%), 08/20/2066	1,354,559	1,354,967
		10,553,207
Total Collateralized Mortgage Obligations (cost $49,744,749)		47,261,293
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 41.6%
U.S. Government — 20.9%
United States Treasury Bonds
1.13%, 05/15/2040	2,120,000	1,354,564
1.38%, 11/15/2040	17,090,000	11,199,958
1.75%, 08/15/2041	9,500,000	6,509,355
1.88%, 02/15/2041	10,100,000	7,159,953
2.00%, 11/15/2041	9,100,000	6,470,598
2.25%, 05/15/2041(6)(7)	3,100,000	2,322,457
2.75%, 11/15/2047	100,000	75,129
2.88%, 11/15/2046	290,000	224,909
3.25%, 05/15/2042	4,400,000	3,776,094
3.38%, 08/15/2042	4,800,000	4,186,125
3.63%, 08/15/2043	2,800,000	2,507,203
3.88%, 05/15/2043	5,700,000	5,304,563
4.00%, 11/15/2042	6,000,000	5,704,688
4.38%, 05/15/2041 to 08/15/2043	8,600,000	8,653,398
4.50%, 02/15/2044	800,000	808,000
4.63%, 05/15/2044	3,700,000	3,800,016
4.75%, 02/15/2041 to 11/15/2043	11,470,000	12,013,167
United States Treasury Notes
1.25%, 04/30/2028 to 09/30/2028	8,400,000	7,565,578
2.88%, 08/15/2028	4,300,000	4,122,961
3.50%, 04/30/2028	7,300,000	7,174,531
3.63%, 03/31/2030	600,000	589,852
3.75%, 05/31/2030(8)	600,000	593,391
3.75%, 06/30/2030	1,400,000	1,384,523
4.00%, 06/30/2028 to 02/15/2034	34,900,000	34,770,812
4.13%, 07/31/2028 to 08/31/2030	4,400,000	4,426,769
4.25%, 02/28/2029	16,500,000	16,715,918
4.38%, 11/30/2030	1,700,000	1,738,715
4.63%, 09/30/2028 to 09/30/2030	8,100,000	8,309,352
4.88%, 10/31/2028 to 10/31/2030	5,000,000	5,187,523
United States Treasury Notes TIPS
0.13%, 01/15/2032(9)	4,191,841	3,705,579
0.63%, 07/15/2032(9)	5,404,450	4,945,855
1.13%, 01/15/2033(9)	5,861,908	5,537,599
1.25%, 04/15/2028(9)	1,989,338	1,943,182
1.75%, 01/15/2034(9)	7,764,692	7,688,433
2.38%, 10/15/2028(9)	615,198	630,775
		199,101,525
U.S. Government Agency — 20.7%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	4,637,647	4,049,132
4.00%, 04/01/2048 to 01/01/2050	600,977	574,318
4.50%, 08/01/2048 to 08/01/2053	42,178,993	40,639,066
5.00%, 05/01/2053 to 06/01/2053	7,828,358	7,708,118
5.50%, 08/01/2053	918,670	921,652
6.00%, 01/01/2053 to 01/01/2054	3,936,167	3,992,910
Federal National Mtg. Assoc.
1.50%, 03/01/2037 to 06/01/2037	4,194,733	3,662,807
3.79%, 01/01/2029	1,800,000	1,754,954
4.00%, 07/01/2045 to 09/01/2050	24,738,362	23,558,762
6.00%, 01/01/2053 to 08/01/2053	10,827,726	10,994,405

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mtg. Assoc.
3.00%, August 30 TBA		$ 7,700,000	$ 6,871,343
4.00%, August 30 TBA		4,300,000	4,061,045
Tennessee Valley Authority
3.88%, 03/15/2028		1,900,000	1,886,948
Uniform Mtg. Backed Securities
2.50%, September 30 TBA		13,500,000	11,333,322
3.00%, September 30 TBA		31,700,000	27,691,665
4.00%, September 30 TBA		2,000,000	1,875,890
4.50%, September 30 TBA		12,500,000	12,048,555
5.00%, September 30 TBA		13,000,000	12,807,361
5.50%, August 30 TBA		10,300,000	10,315,772
5.50%, September 30 TBA		5,000,000	5,008,633
6.00%, September 30 TBA		3,300,000	3,346,409
6.50%, September 30 TBA		1,900,000	1,947,820
			197,050,887
Total U.S. Government & Agency Obligations (cost $402,070,131)			396,152,412
FOREIGN GOVERNMENT OBLIGATIONS — 1.9%
Banks — 0.0%
Cassa Depositi e Prestiti SpA
5.75%, 05/05/2026*		400,000	401,321
Regional(State/Province) — 0.2%
Province of Ontario
3.65%, 06/02/2033	CAD	800,000	573,846
4.15%, 06/02/2034	CAD	300,000	222,334
Province of Quebec
3.60%, 09/01/2033	CAD	1,500,000	1,070,452
4.45%, 09/01/2034	CAD	400,000	303,185
			2,169,817
Sovereign — 1.7%
Brazil Letras do Tesouro Nacional
Zero Coupon, 04/01/2025	BRL	32,700,000	5,391,512
Dominican Republic
4.88%, 09/23/2032*		1,200,000	1,098,227
Government of Romania
2.13%, 03/07/2028*	EUR	600,000	605,633
2.63%, 12/02/2040*	EUR	400,000	288,052
3.75%, 02/07/2034*	EUR	860,000	809,278
5.63%, 05/30/2037*	EUR	300,000	316,749
Republic of Panama
6.88%, 01/31/2036		300,000	300,312
Republic of Peru
3.30%, 03/11/2041		200,000	151,286
6.15%, 08/12/2032*	PEN	11,100,000	2,883,854
Republic of Poland
4.63%, 03/18/2029		100,000	100,097
4.88%, 10/04/2033		400,000	396,448
5.13%, 09/18/2034		200,000	200,652
Republic of Turkey
5.88%, 05/21/2030	EUR	100,000	109,357
7.63%, 05/15/2034		400,000	410,589
State of Israel
5.38%, 03/12/2029		700,000	697,361
United Mexican States
4.00%, 08/24/2034	MXN	4,922,827	238,953
6.34%, 05/04/2053		500,000	479,115
United Mexican States TIPS
2.75%, 11/27/2031(9)	MXN	21,988,628	1,001,945
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
3.00%, 12/03/2026(9)	MXN	1,312,754	$ 65,391
4.00%, 11/30/2028(9)	MXN	6,809,911	344,246
			15,889,057
Total Foreign Government Obligations (cost $19,442,131)			18,460,195
MUNICIPAL SECURITIES — 0.2%
Kansas Development Finance Authority Revenue Bonds
5.50%, 05/01/2034		$ 400,000	416,670
Sales Tax Securitization Corp. Revenue Bonds
3.24%, 01/01/2042		1,300,000	1,046,623
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035		291,012	295,631
Total Municipal Securities (cost $2,068,815)			1,758,924
PURCHASED OPTIONS† — 0.3%
Purchased Options - Calls — 0.0%
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.73% versus EUR-LIBOR-BBA maturing 11/14/2024 (Counterparty: Goldman Sachs International)		10,100,000	8,983
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.75% versus EUR-LIBOR-BBA maturing 11/13/2024 (Counterparty: Goldman Sachs International)		16,000,000	15,042
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.75% versus EUR-LIBOR-BBA maturing 11/15/2024 (Counterparty: Goldman Sachs International)		7,000,000	7,064
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.77% versus EUR-LIBOR-BBA maturing 11/18/2024 (Counterparty: Goldman Sachs International)		5,400,000	5,796
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.80% versus EUR-LIBOR-BBA maturing 11/20/2024 (Counterparty: Goldman Sachs International)		7,100,000	9,113
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.82% versus EUR-LIBOR-BBA maturing 11/21/2024 (Counterparty: Goldman Sachs International)		7,100,000	9,992
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.85% versus EUR-LIBOR-BBA maturing 11/22/2024 (Counterparty: Goldman Sachs International)		5,400,000	8,534
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.92% versus EUR-LIBOR-BBA maturing 11/25/2024 (Counterparty: Goldman Sachs International)		7,600,000	15,200

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Calls (continued)
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.92% versus EUR-LIBOR-BBA maturing 12/03/2024 (Counterparty: Goldman Sachs International)	5,900,000	$ 13,162
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.93% versus EUR-LIBOR-BBA maturing 11/29/2024 (Counterparty: Goldman Sachs International)	13,600,000	30,272
		123,158
Purchased Options - Puts — 0.3%
Exchange - traded put option on the S&P 500 Index (Expiration Date: 06/20/2025; Strike Price: $3,800.00)	160	448,800
Exchange - traded put option on the S&P 500 Index (Expiration Date: 06/20/2025; Strike Price: $4,350.00)	160	825,600
Exchange - traded put option on the S&P 500 Index (Expiration Date: 06/20/2025; Strike Price: $4,900.00)	160	1,632,800
		2,907,200
Total Purchased Options (cost $3,238,864)		3,030,358
Total Long-Term Investment Securities (cost $597,465,683)		584,860,458
SHORT-TERM INVESTMENTS — 4.3%
Commercial Paper — 4.3%
Alimentation Couche Tard, Inc.
5.50%, 09/06/2024*	$ 2,900,000	2,883,428
Campbell Soup Co.
5.55%, 08/21/2024*	750,000	747,502
Canadian Natural Resources, Ltd.
5.85%, 08/26/2024*	2,800,000	2,788,902
Constellation Brands, Inc.
5.63%, 08/20/2024*	500,000	498,397
5.65%, 08/20/2024*	750,000	747,596
5.66%, 08/12/2024*	1,200,000	1,197,702
Crown Castle, Inc.
5.75%, 08/06/2024*	2,300,000	2,297,806
5.85%, 08/27/2024*	1,000,000	995,663
Dominion Energy, Inc.
5.53%, 09/03/2024	1,200,000	1,193,832
Entergy Corp.
5.60%, 10/15/2024*	2,300,000	2,273,935
General Dynamics Corp.
5.47%, 08/01/2024*	2,800,000	2,799,587
Intercontinental Exchange, Inc.
5.51%, 08/05/2024*	750,000	749,541
5.51%, 08/06/2024*	750,000	749,426
Jones Lang LaSalle, Inc.
5.57%, 08/12/2024*	2,600,000	2,595,231
Marriott International, Inc.
5.53%, 08/06/2024*	1,800,000	1,798,347
5.53%, 08/07/2024*	850,000	849,089
NextEra Energy Capital Holdings, Inc.
5.57%, 08/13/2024*	2,800,000	2,794,489
Parker-Hannifin Corp.
5.52%, 08/27/2024*	900,000	896,299
5.52%, 08/28/2024*	1,500,000	1,493,601
Security Description	Shares or Principal Amount	Value

Commercial Paper (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.51%, 08/02/2024	$ 1,300,000	$ 1,299,603
Southern California Edison Co.
5.60%, 08/05/2024*	2,600,000	2,597,969
Targa Resources Corp.
6.00%, 08/01/2024*	2,300,000	2,299,630
6.00%, 09/03/2024*	600,000	596,644
VW Credit, Inc.
5.55%, 08/05/2024*	1,295,000	1,294,024
5.57%, 08/21/2024*	850,000	847,286
5.57%, 08/21/2024*	1,900,000	1,893,934
Total Short-Term Investments (cost $41,183,541)		41,179,463
REPURCHASE AGREEMENTS — 73.7%
Agreement with Bank of America Securities, Inc., bearing interest at 5.45% dated 07/31/2024, to be repurchased 08/01/2024 in the amount of $223,133,775 and collateralized by $219,604,000 of United States Treasury Notes, bearing interest at 4.50% due 11/15/2033 and having an approximate value of $229,325,805	223,100,000	223,100,000
Agreement with Goldman Sachs, bearing interest at 5.45% dated 07/31/2024, to be repurchased 08/01/2024 in the amount of $58,308,826 and collateralized by $60,028,057 of Government National Mtg. Assoc. Bonds, bearing interest at 5.50% due 11/20/2052 and having an approximate value of $60,379,855	58,300,000	58,300,000
Agreement with JPMorgan Chase, bearing interest at 5.45% dated 07/31/2024, to be repurchased 08/01/2024 in the amount of $200,030,278 and collateralized by $244,652,000 of United States Treasury Notes, bearing interest at 1.25% due 08/15/2031 and having an approximate value of $205,474,914	200,000,000	200,000,000
Agreement with JPMorgan Chase, bearing interest at 5.46% dated 07/31/2024, to be repurchased 08/02/2024 in the amount of $219,666,612 and collateralized by $249,802,548 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 01/15/2031 and having an approximate value of $224,524,583	219,600,000	219,600,000
Total Repurchase Agreements (cost $701,000,000)		701,000,000
TOTAL INVESTMENTS (cost $1,339,649,224)(10)	139.5%	1,327,039,921
Reverse Repurchase Agreements(11)	(9.0)	(85,498,687)
Other assets less liabilities	(30.5)	(290,232,429)
NET ASSETS	100.0%	$951,308,805
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO VCP Tactical Balanced Portfolio has no right to demand registration of these securities. At July 31, 2024, the aggregate value of these securities was $124,121,678 representing 13.0% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Securities classified as Level 3 (see Note 2).
(4)	Interest Only

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at July 31, 2024.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	The security or a portion thereof was pledged as collateral for open forward foreign currency contracts.
(9)	Principal amount of security is adjusted for inflation.
(10)	See Note 4 for cost of investments on a tax basis.
(11)	Reverse Repurchase Agreements:
Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Amount Borrowed	Amount Payable
J.P. Morgan Chase	5.44%	7/29/2024	8/5/2024	$(1,504,250)	$(1,504,932)
J.P. Morgan Chase	5.50%	7/30/2024	8/5/2024	(9,244,500)	(9,246,831)
J.P. Morgan Chase	5.51%	7/25/2024	8/1/2024	(1,602,000)	(1,603,716)
J.P. Morgan Chase	5.51%	7/29/2024	8/5/2024	(31,084,125)	(31,097,848)
Royal Bank of Scotland	5.48%	7/23/2024	8/6/2024	(19,416,250)	(19,439,307)
Royal Bank of Scotland	5.49%	7/24/2024	8/7/2024	(4,722,000)	(4,727,761)
Toronto-Dominion Bank	5.47%	7/23/2024	8/6/2024	(17,925,562)	(17,933,923)
				$(85,498,687)	$(85,554,318)
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
3 ME—3 Month Euribor
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
MXN—Mexican Peso
PEN—Peruvian Sol
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	4,200,000	USD	Fixed 1.750%	12-Month SOFR	Annual	Annual	Dec 2051	$(161,634)	$1,488,238	$1,326,604
Centrally Cleared	400,000	USD	12-Month SOFR	Fixed 3.340%	Annual	Annual	Feb 2030	—	(5,820)	(5,820)
Centrally Cleared	3,200,000	USD	Fixed 2.000	3-Month SOFR	Semiannual	Quarterly	Dec 2051	(99,598)	1,124,689	1,025,091
Centrally Cleared	4,200,000	USD	Fixed 1.441	3-Month SOFR	Semiannual	Quarterly	Jul 2031	(567)	627,845	627,278
Centrally Cleared	200,000	USD	12-Month SOFR	Fixed 3.750	Annual	Annual	Jul 2033	—	2,026	2,026
Centrally Cleared	200,000	USD	12-Month SOFR	Fixed 3.900	Annual	Annual	Aug 2033	—	4,338	4,338
Centrally Cleared	1,100,000	USD	12-Month SOFR	Fixed 3.950	Annual	Annual	Sep 2033	—	28,114	28,114
Centrally Cleared	900,000	USD	12-Month SOFR	Fixed 4.165	Annual	Annual	Sep 2033	—	38,015	38,015
Centrally Cleared	1,000,000	USD	12-Month SOFR	Fixed 4.150	Annual	Annual	Oct 2033	—	41,167	41,167
Centrally Cleared	15,200,000	AUD	6-Month BBSW	Fixed 4.750	Semiannual	Semiannual	Dec 2033	(182,531)	321,836	139,305
Centrally Cleared	8,100,000	USD	Fixed 3.604	12-Month SOFR	Annual	Annual	Aug 2033	—	8,058	8,058
Centrally Cleared	10,600,000	USD	Fixed 3.608	12-Month SOFR	Annual	Annual	Aug 2033	—	6,955	6,955
Centrally Cleared	2,800,000	USD	Fixed 3.619	12-Month SOFR	Annual	Annual	Aug 2033	—	(472)	(472)
Centrally Cleared	1,300,000	USD	Fixed 3.600	12-Month SOFR	Annual	Annual	Jan 2034	—	2,468	2,468
Centrally Cleared	2,100,000	USD	Fixed 3.609	12-Month SOFR	Annual	Annual	Aug 2033	—	1,173	1,173
Centrally Cleared	8,600,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Jun 2029	12,663	(50,405)	(37,742)
Centrally Cleared	4,200,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Jun 2034	21,235	(64,106)	(42,871)
Centrally Cleared	2,400,000	USD	Fixed 3.500	12-Month SOFR	Annual	Annual	Jun 2054	(703)	21,848	21,145
Centrally Cleared	1,200,000	USD	12-Month SOFR	Fixed 3.710	Annual	Annual	Mar 2034	—	8,202	8,202
Centrally Cleared	8,100,000	EUR	6-Month EURIBOR	Fixed 2.750	Semiannual	Annual	Sep 2034	130,515	11,523	142,038
Centrally Cleared	3,300,000	EUR	Fixed 2.500	6-Month EURIBOR	Annual	Semiannual	Sep 2054	(130,153)	32,617	(97,536)
Centrally Cleared	6,800,000	GBP	12-Month SONIA	Fixed 4.000	Annual	Annual	Sep 2029	124,059	(5,162)	118,897
Centrally Cleared	6,400,000	USD	Fixed 3.722	12-Month SOFR	Annual	Annual	Nov 2033	—	(52,044)	(52,044)
Centrally Cleared	1,100,000	BRL	Less than 1-Month BRCDI	Fixed 9.842	Maturity	Maturity	Jan 2027	—	(7,048)	(7,048)
Centrally Cleared	42,400,000	BRL	Less than 1-Month BRCDI	Fixed 9.832	Maturity	Maturity	Jan 2027	—	(272,902)	(272,902)
Centrally Cleared	46,500,000	BRL	Less than 1-Month BRCDI	Fixed 9.815	Maturity	Maturity	Jan 2027	—	(302,296)	(302,296)
Centrally Cleared	1,700,000	USD	12-Month SOFR	Fixed 4.090	Annual	Annual	Apr 2034	—	64,339	64,339
Centrally Cleared	1,000,000	USD	12-Month SOFR	Fixed 4.078	Annual	Annual	Apr 2034	—	36,865	36,865
Centrally Cleared	800,000	EUR	6-Month EURIBOR	Fixed 2.780	Annual	Annual	May 2029	—	7,510	7,510
Centrally Cleared	100,000	USD	12-Month SOFR	Fixed 4.130	Annual	Annual	May 2034	—	4,115	4,115
Centrally Cleared	1,000,000	EUR	6-Month EURIBOR	Fixed 2.827	Semiannual	Semiannual	May 2029	—	11,611	11,611
Centrally Cleared	2,000,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2034	3,563	(35,216)	(31,653)
Centrally Cleared	400,000	USD	Fixed 3.880	12-Month SOFR	Annual	Annual	Jul 2034	—	(8,415)	(8,415)
								$(283,151)	$3,089,666	$2,806,515

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 42	51.67	800,000	USD	800,000	1.000%	Quarterly	Jun 2029	$16,347	$689	$17,036
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
BBSW—Bank Bill Swap Reference Rate
BRCDI—Brazilian Interbank Certificate of Deposit
EURIBOR—Euro Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
Written Options on Futures
Counterparty (OTC)/Exchange-Traded	Name of Issuer	Strike price	Expiration date	Number of contracts	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Morgan Stanley and Co., Inc.	Call option on 10 Year U.S. Treasury Note Futures	112.50	8/23/2024	13	$—	$4,249	$8,226	$(3,977)
Puts
Morgan Stanley and Co., Inc.	Put option on 10 Year U.S. Treasury Note Futures	110.00	8/23/2024	13	—	4,655	1,117	3,538
						$8,904	$9,343	$(439)
Written Options on Interest Rate Swaps
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.31% versus EUR_LIBOR-BBA maturing 11/13/2024	2.31	11/13/2024	$1,800,000	$—	$ 11,707	$ (11,707)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.30% versus EUR_LIBOR-BBA maturing 11/14/2024	2.30	11/14/2024	1,100,000	—	7,014	(7,014)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.31% versus EUR_LIBOR-BBA maturing 11/15/2024	2.31	11/15/2024	800,000	—	5,375	(5,375)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.31% versus EUR_LIBOR-BBA maturing 11/18/2024	2.31	11/18/2024	600,000	—	4,091	(4,091)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.35% versus EUR_LIBOR-BBA maturing 11/20/2024	2.35	11/20/2024	800,000	—	6,476	(6,476)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.36% versus EUR_LIBOR-BBA maturing 11/21/2024	2.36	11/21/2024	800,000	—	6,735	(6,735)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.36% versus EUR_LIBOR-BBA maturing 11/22/2024	2.36	11/22/2024	600,000	—	5,168	(5,168)

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Written Options on Interest Rate Swaps — (continued)
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.40% versus EUR_LIBOR-BBA maturing 11/25/2024	2.40	11/25/2024	$800,000	$—	$ 7,988	$ (7,988)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.47% versus EUR_LIBOR-BBA maturing 11/29/2024	2.47	11/29/2024	600,000	—	7,707	(7,707)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.47% versus EUR_LIBOR-BBA maturing 11/29/2024	2.47	11/29/2024	800,000	—	10,357	(10,357)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.44% versus EUR_LIBOR-BBA maturing 12/03/2024	2.44	12/3/2024	700,000	—	8,480	(8,480)
Bank of America, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.85% versus USD_SOFR maturing 08/01/2024	3.85	8/1/2024	500,000	1,925	9,435	(7,510)
Morgan Stanley and Co., Inc.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.65% versus EUR_LIBOR-BBA maturing 08/12/2024	2.65	8/12/2024	1,600,000	2,181	8,697	(6,516)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.60% versus USD_SOFR maturing 08/15/2024	3.59	8/15/2024	300,000	1,065	1,788	(723)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.53% versus USD_SOFR maturing 08/16/2024	3.53	8/16/2024	900,000	3,195	3,723	(528)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.64% versus USD_SOFR maturing 08/26/2024	3.64	8/26/2024	400,000	1,460	3,777	(2,317)
Barclays Bank PLC	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.61% versus USD_SOFR maturing 08/26/2024	3.60	8/26/2024	100,000	398	780	(382)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.56% versus USD_SOFR maturing 08/26/2024	3.56	8/26/2024	1,900,000	7,030	11,305	(4,275)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.56% versus USD_SOFR maturing 08/26/2024	3.56	8/26/2024	1,900,000	6,840	11,949	(5,109)
					$24,094	$132,552	$(108,458)
Puts
Bank of America, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.25% versus USD_SOFR maturing 08/01/2024	4.25	8/1/2024	500,000	1,925	-	1,925
Morgan Stanley and Co., Inc.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.91% versus EUR_LIBOR-BBA maturing 08/12/2024	2.91	8/12/2024	1,600,000	2,181	64	2,117
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.95% versus USD_SOFR maturing 08/15/2024	3.95	8/15/2024	300,000	1,065	163	902
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.88% versus USD_SOFR maturing 08/16/2024	3.88	8/16/2024	900,000	3,195	929	2,266
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.99% versus USD_SOFR maturing 08/26/2024	3.99	8/26/2024	400,000	1,460	273	1,187
Barclays Bank PLC	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.96% versus USD_SOFR maturing 08/26/2024	3.95	8/26/2024	100,000	398	90	308
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.91% versus USD_SOFR maturing 08/26/2024	3.91	8/26/2024	1,900,000	7,030	2,439	4,591
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.92% versus USD_SOFR maturing 08/26/2024	3.92	8/26/2024	1,900,000	6,840	2,273	4,567

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Written Options on Interest Rate Swaps — (continued)
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
					$24,094	$6,231	$17,863
					$48,188	$138,783	$(90,595)
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
415	Long	E-Mini Russell 2000 Index	September 2024	$ 42,641,250	$ 47,164,750	$4,523,500
1,197	Long	MSCI EAFE Index	September 2024	140,749,245	143,023,545	2,274,300
41	Long	U.S. Treasury 10 Year Notes	September 2024	4,485,074	4,584,313	99,239
91	Long	U.S. Treasury 2 Year Notes	September 2024	18,552,745	18,688,414	135,669
179	Long	U.S. Treasury 5 Year Notes	September 2024	18,950,463	19,312,422	361,959
47	Short	Euro-BUND	September 2024	6,803,834	6,802,276	1,558
12	Short	Japan 10 Year Bonds	September 2024	11,459,953	11,432,462	27,491
						$7,423,716
						Unrealized (Depreciation)
16	Long	Long Gilt	September 2024	$ 2,043,412	$ 2,040,837	$ (2,575)
1,248	Long	S&P 500 E-Mini Index	September 2024	347,490,000	346,819,200	(670,800)
132	Short	U.S. Treasury Long Bonds	September 2024	15,506,710	15,943,125	(436,415)
278	Short	U.S. Treasury Ultra 10 Year Notes	September 2024	31,081,308	32,130,719	(1,049,411)
173	Short	U.S. Treasury Ultra Bonds	September 2024	21,548,946	22,138,594	(589,648)
						$(2,748,849)
		Net Unrealized Appreciation (Depreciation)				$4,674,867
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CHF	1,353,636	USD	1,534,296	09/03/2024	$ —	$ (13,217)
	CNH	13,390,000	USD	1,868,432	10/25/2024	3,249	—
	GBP	1,200,000	USD	1,541,884	09/03/2024	—	(1,257)
	PEN	817,917	USD	220,314	08/19/2024	1,511	—
	SGD	1,028,371	USD	759,187	08/02/2024	—	(10,148)
	USD	4,519,148	EUR	4,152,000	08/02/2024	—	(25,646)
	USD	332,494	INR	27,852,161	09/24/2024	—	(366)
	USD	1,088,887	SEK	11,490,000	08/02/2024	—	(15,978)
						4,760	(66,612)
Barclays Bank PLC	AUD	139,000	USD	92,594	08/02/2024	1,695	—
	CAD	2,272,000	USD	1,667,440	08/02/2024	21,793	—
	CHF	1,360,000	USD	1,514,214	08/02/2024	—	(35,202)
	CNH	16,476,000	USD	2,281,780	10/25/2024	—	(13,273)
	EUR	10,145,000	USD	10,877,520	08/02/2024	—	(101,906)
	GBP	1,200,000	USD	1,517,723	08/02/2024	—	(24,938)
	JPY	498,568,597	USD	3,228,451	08/02/2024	—	(99,667)
	MXN	17,274,547	USD	921,973	09/18/2024	1,502	—
	SEK	11,541,874	USD	1,090,702	08/02/2024	12,949	—
	USD	2,800,147	CNH	20,179,000	10/25/2024	10,722	—
	USD	50,000	IDR	811,350,000	08/26/2024	—	(85)
	USD	50,000	IDR	816,850,001	09/03/2024	243	—
	USD	110,284	IDR	1,790,598,914	09/13/2024	—	(178)
	USD	3,127,222	JPY	500,022,434	08/02/2024	210,600	—
	USD	3,228,451	JPY	496,163,046	09/03/2024	99,365	—
	USD	704,643	NZD	1,156,000	08/02/2024	—	(16,650)
	USD	507,676	TRY	17,510,240	08/16/2024	12,932	—

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	1,016,014	TRY	35,612,314	08/29/2024	$ 26,873	$ —
	USD	716,939	TRY	25,200,413	09/26/2024	—	(1,120)
						398,674	(293,019)
Citibank, N.A.	BRL	7,430,159	USD	1,359,018	08/02/2024	45,376	—
	BRL	3,561,700	USD	634,319	11/04/2024	11,007	—
	CAD	6,300,167	USD	4,564,714	09/03/2024	—	(2,690)
	EUR	5,993,000	USD	6,491,881	09/03/2024	—	(3,704)
	KRW	3,127,233,051	USD	2,259,284	09/23/2024	—	(28,229)
	NZD	1,156,000	USD	681,322	08/02/2024	—	(6,671)
	PEN	1,978,660	USD	531,807	08/19/2024	2,489	—
	PEN	3,801,362	USD	1,020,144	08/22/2024	3,243	—
	PEN	3,790,998	USD	1,010,572	08/26/2024	—	(3,537)
	PEN	954,831	USD	256,296	09/17/2024	906	—
	THB	89,800	USD	2,494	08/19/2024	—	(29)
	TWD	35,513	USD	1,101	09/13/2024	11	—
	TWD	72,701,780	USD	2,230,807	11/18/2024	—	(13,762)
	USD	1,323,700	BRL	7,430,159	08/02/2024	—	(10,058)
	USD	4,564,714	CAD	6,305,766	08/02/2024	2,658	—
	USD	6,482,205	EUR	5,993,000	08/02/2024	3,719	—
	USD	2,701,257	INR	226,318,301	09/24/2024	—	(2,490)
	USD	257,693	MXN	4,617,524	09/18/2024	—	(11,650)
	USD	681,349	NZD	1,156,000	09/03/2024	6,690	—
	USD	780,805	PLN	3,056,533	09/18/2024	—	(10,090)
	USD	364,521	TRY	12,657,117	08/27/2024	6,995	—
	USD	10,000	TWD	322,055	09/13/2024	—	(111)
	USD	2,988,631	ZAR	54,499,181	10/18/2024	—	(14,124)
						83,094	(107,145)
Goldman Sachs International	AUD	1,337,000	USD	890,757	08/02/2024	16,426	—
	AUD	1,476,000	USD	966,091	09/03/2024	44	—
	BRL	3,910,070	USD	690,569	08/02/2024	—	(726)
	BRL	32,700,000	USD	5,865,839	04/02/2025	247,138	—
	CAD	4,032,326	USD	2,945,966	08/02/2024	25,285	—
	CNH	6,944,000	USD	972,016	10/25/2024	4,740	—
	INR	63,805,112	USD	763,000	09/24/2024	2,146	—
	MXN	6,551,000	USD	351,717	09/18/2024	2,648	—
	USD	965,344	AUD	1,476,000	08/02/2024	—	(114)
	USD	762,197	BRL	3,910,071	08/02/2024	—	(70,902)
	USD	1,178,839	BRL	6,469,351	10/02/2024	—	(42,440)
	USD	1,726,582	PLN	6,779,944	09/18/2024	—	(16,996)
	USD	356,933	TRY	17,095,116	03/13/2025	50,893	—
						349,320	(131,178)
Unrealized Appreciation (Depreciation)						$835,848	$(597,954)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
EUR—Euro Currency
GBP—British Pound
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Sol
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thailand Baht
TRY—New Turkish Lira
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$81,589,375	$—	$81,589,375
Asset Backed Securities	—	36,607,901	—	36,607,901
Collateralized Mortgage Obligations:
Commercial and Residential	—	36,055,851	652,235	36,708,086
Other Industries	—	10,553,207	—	10,553,207
U.S. Government & Agency Obligations	—	396,152,412	—	396,152,412
Foreign Government Obligations	—	18,460,195	—	18,460,195
Municipal Securities	—	1,758,924	—	1,758,924
Purchased Options:
Purchased Options - Calls	—	123,158	—	123,158
Other Industries	2,907,200	—	—	2,907,200
Short-Term Investments	—	41,179,463	—	41,179,463
Repurchase Agreements	—	701,000,000	—	701,000,000
Total Investments at Value	$2,907,200	$1,323,480,486	$652,235	$1,327,039,921
Other Financial Instruments:†
Swaps	$—	$3,894,241	$—	$3,894,241
Futures Contracts	7,423,716	—	—	7,423,716
Forward Foreign Currency Contracts	—	835,848	—	835,848
Written Options	3,538	17,863	—	21,401
Total Other Financial Instruments	$7,427,254	$4,747,952	$—	$12,175,206
LIABILITIES:
Investments at Value:*
Reverse Repurchase Agreements	$—	$85,498,687	$—	$85,498,687
Other Financial Instruments:†
Swaps	$—	$803,886	$—	$803,886
Futures Contracts	2,748,849	—	—	2,748,849
Forward Foreign Currency Contracts	—	597,954	—	597,954
Written Options	3,977	108,458	—	112,435
Total Other Financial Instruments	$2,752,826	$1,510,298	$—	$4,263,124
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 96.2%
Airlines — 2.9%
Air Canada
3.88%, 08/15/2026*	$1,285,000	$ 1,235,962
American Airlines, Inc.
7.25%, 02/15/2028*	375,000	374,681
8.50%, 05/15/2029*	2,230,000	2,295,809
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd.
11.00%, 04/15/2029*	1,653,435	1,576,550
United Airlines, Inc.
4.38%, 04/15/2026*	722,000	703,941
4.63%, 04/15/2029*	1,320,000	1,247,451
		7,434,394
Auto Parts & Equipment — 0.4%
ZF North America Capital, Inc.
6.75%, 04/23/2030*	155,000	157,895
6.88%, 04/23/2032*	755,000	780,601
		938,496
Building Materials — 0.5%
Standard Industries, Inc.
3.38%, 01/15/2031*	1,495,000	1,278,936
Chemicals — 1.9%
Consolidated Energy Finance SA
5.63%, 10/15/2028*	1,480,000	1,182,856
Methanex Corp.
5.13%, 10/15/2027	765,000	744,857
Minerals Technologies, Inc.
5.00%, 07/01/2028*	1,311,000	1,260,396
Olympus Water US Holding Corp.
9.75%, 11/15/2028*	1,220,000	1,296,456
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	1,238,000	469,305
		4,953,870
Coal — 0.2%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	505,000	517,658
Commercial Services — 6.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/2028*	1,395,000	1,287,868
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029*	1,120,000	1,025,112
Block, Inc.
6.50%, 05/15/2032*	1,000,000	1,016,202
Boost Newco Borrower LLC
7.50%, 01/15/2031*	346,000	364,432
Deluxe Corp.
8.00%, 06/01/2029*	1,810,000	1,707,811
Garda World Security Corp.
9.50%, 11/01/2027*	1,013,000	1,019,397
Hertz Corp.
4.63%, 12/01/2026*	1,565,000	1,180,764
12.63%, 07/15/2029*	395,000	420,069
Metis Merger Sub LLC
6.50%, 05/15/2029*	839,000	798,246
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	1,275,000	1,262,627
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026*	$ 733,000	$ 732,430
PROG Holdings, Inc.
6.00%, 11/15/2029*	1,351,000	1,299,611
Sotheby's
7.38%, 10/15/2027*	496,000	412,972
Sotheby's/Bidfair Holdings, Inc.
5.88%, 06/01/2029*	903,000	656,355
TriNet Group, Inc.
3.50%, 03/01/2029*	1,515,000	1,372,792
Upbound Group, Inc.
6.38%, 02/15/2029*	1,665,000	1,628,901
VM Consolidated, Inc.
5.50%, 04/15/2029*	1,583,000	1,533,564
		17,719,153
Computers — 2.5%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	1,765,000	1,678,779
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	750,000	769,005
McAfee Corp.
7.38%, 02/15/2030*	2,145,000	2,000,871
NCR Voyix Corp.
5.13%, 04/15/2029*	1,099,000	1,049,962
Seagate HDD Cayman
4.09%, 06/01/2029	1,025,000	964,686
		6,463,303
Cosmetics/Personal Care — 0.5%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	1,390,000	1,293,441
Distribution/Wholesale — 0.4%
Windsor Holdings III LLC
8.50%, 06/15/2030*	975,000	1,026,193
Diversified Financial Services — 7.1%
Aircastle, Ltd.
5.25%, 06/15/2026*(1)	536,000	523,845
Ally Financial, Inc.
6.70%, 02/14/2033	1,861,000	1,912,891
Bread Financial Holdings, Inc.
9.75%, 03/15/2029*	1,859,000	1,993,168
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	1,135,000	1,109,722
6.88%, 04/15/2030*	305,000	300,846
9.25%, 07/01/2031*	200,000	213,114
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	2,234,000	1,831,188
Credit Acceptance Corp.
9.25%, 12/15/2028*	1,200,000	1,280,576
Enova International, Inc.
8.50%, 09/15/2025*	1,073,000	1,074,323
9.13%, 08/01/2029*	1,240,000	1,252,297
11.25%, 12/15/2028*	415,000	447,373
goeasy, Ltd.
4.38%, 05/01/2026*	518,000	502,855
7.63%, 07/01/2029*	1,105,000	1,130,251
Jane Street Group/JSG Finance, Inc.
7.13%, 04/30/2031*	1,090,000	1,130,636
LFS Topco LLC
5.88%, 10/15/2026*	1,193,000	1,108,280

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
OneMain Finance Corp.
5.38%, 11/15/2029	$ 804,000	$ 772,623
7.50%, 05/15/2031	490,000	503,853
VFH Parent LLC/Valor Co.-Issuer, Inc.
7.50%, 06/15/2031*	1,275,000	1,313,250
		18,401,091
Electric — 4.3%
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028*	1,406,000	1,391,213
Calpine Corp.
3.75%, 03/01/2031*	732,000	649,225
5.00%, 02/01/2031*	995,000	939,665
Clearway Energy Operating LLC
3.75%, 01/15/2032*	1,021,000	890,342
NextEra Energy Operating Partners LP
7.25%, 01/15/2029*	1,825,000	1,895,682
NRG Energy, Inc.
3.63%, 02/15/2031*	1,455,000	1,273,132
5.25%, 06/15/2029*	1,054,000	1,024,868
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	1,645,000	1,552,349
Vistra Operations Co. LLC
5.00%, 07/31/2027*	1,577,000	1,544,105
		11,160,581
Electrical Components & Equipment — 0.4%
EnerSys
4.38%, 12/15/2027*	1,000,000	959,801
6.63%, 01/15/2032*	159,000	161,857
		1,121,658
Electronics — 1.4%
EquipmentShare.com, Inc.
8.63%, 05/15/2032*	970,000	1,007,110
Imola Merger Corp.
4.75%, 05/15/2029*	1,340,000	1,261,186
TTM Technologies, Inc.
4.00%, 03/01/2029*	1,525,000	1,415,987
		3,684,283
Entertainment — 1.8%
Banijay Entertainment SASU
8.13%, 05/01/2029*	1,220,000	1,263,277
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	565,000	524,922
6.50%, 02/15/2032*	203,000	205,679
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.00%, 08/01/2030*	1,210,000	1,251,953
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	1,545,000	1,471,688
		4,717,519
Environmental Control — 1.0%
Covanta Holding Corp.
4.88%, 12/01/2029*	305,000	278,903
5.00%, 09/01/2030	1,128,000	1,021,717
Enviri Corp.
5.75%, 07/31/2027*	1,334,000	1,294,320
		2,594,940
Security Description	Shares or Principal Amount	Value

Food — 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	$ 910,000	$ 887,207
5.88%, 02/15/2028*	847,000	839,811
C&S Group Enterprises LLC
5.00%, 12/15/2028*	2,785,000	2,066,885
Performance Food Group, Inc.
4.25%, 08/01/2029*	480,000	444,567
5.50%, 10/15/2027*	835,000	823,853
		5,062,323
Forest Products & Paper — 0.4%
Glatfelter Corp.
4.75%, 11/15/2029*	1,224,000	1,036,884
Healthcare-Products — 0.7%
Medline Borrower LP
3.88%, 04/01/2029*	1,391,000	1,298,102
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	375,000	382,627
		1,680,729
Healthcare-Services — 1.4%
Concentra Escrow Issuer Corp.
6.88%, 07/15/2032*	768,000	791,282
Molina Healthcare, Inc.
3.88%, 11/15/2030*	1,120,000	1,012,861
MPH Acquisition Holdings LLC
5.75%, 11/01/2028*	1,140,000	675,450
Select Medical Corp.
6.25%, 08/15/2026*	1,201,000	1,210,384
		3,689,977
Home Builders — 0.5%
Mattamy Group Corp.
4.63%, 03/01/2030*	490,000	458,845
5.25%, 12/15/2027*	958,000	936,834
		1,395,679
Insurance — 2.1%
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	1,007,000	1,038,352
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031*	1,210,000	1,213,359
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	1,135,000	1,190,442
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	790,000	810,627
Ryan Specialty LLC
4.38%, 02/01/2030*	1,134,000	1,067,500
		5,320,280
Internet — 2.3%
Acuris Finance US, Inc./Acuris Finance SARL
5.00%, 05/01/2028*	880,000	784,296
Cogent Communications Group, Inc.
7.00%, 06/15/2027*	740,000	746,488
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.
7.00%, 06/15/2027*	633,000	639,184
Gen Digital, Inc.
6.75%, 09/30/2027*	437,000	444,483

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
7.13%, 09/30/2030*	$ 275,000	$ 284,298
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	1,389,000	1,279,998
ION Trading Technologies SARL
5.75%, 05/15/2028*	1,954,000	1,806,105
		5,984,852
Iron/Steel — 2.1%
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029*	1,225,000	1,160,687
6.25%, 10/01/2040	238,000	205,859
Commercial Metals Co.
3.88%, 02/15/2031	1,210,000	1,087,010
Mineral Resources, Ltd.
8.13%, 05/01/2027*	1,028,000	1,041,784
8.50%, 05/01/2030*	371,000	387,360
9.25%, 10/01/2028*	1,341,000	1,426,105
		5,308,805
Leisure Time — 3.8%
Carnival Corp.
5.75%, 03/01/2027*	3,251,000	3,234,791
6.00%, 05/01/2029*	1,133,000	1,130,247
10.50%, 06/01/2030*	620,000	673,866
NCL Corp., Ltd.
5.88%, 03/15/2026*	1,721,000	1,713,307
7.75%, 02/15/2029*	1,304,000	1,372,442
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	330,000	321,403
5.50%, 04/01/2028*	319,000	317,787
6.00%, 02/01/2033*	1,170,000	1,177,667
		9,941,510
Lodging — 2.8%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	1,356,000	1,220,917
5.00%, 06/01/2029*	380,000	357,416
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	1,656,000	1,489,148
5.75%, 07/21/2028*	504,000	472,264
Station Casinos LLC
6.63%, 03/15/2032*	860,000	868,030
Studio City Finance, Ltd.
5.00%, 01/15/2029*	1,180,000	1,051,323
Travel & Leisure Co.
4.50%, 12/01/2029*	52,000	48,332
6.00%, 04/01/2027	859,000	861,786
Wynn Macau, Ltd.
5.13%, 12/15/2029*	1,000,000	914,470
		7,283,686
Media — 5.3%
Belo Corp.
7.25%, 09/15/2027	422,000	426,463
7.75%, 06/01/2027	984,000	1,020,586
Cable One, Inc.
4.00%, 11/15/2030*	2,178,000	1,674,578
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/2028*	1,161,000	1,105,297
5.38%, 06/01/2029*	873,000	816,132
CSC Holdings LLC
4.63%, 12/01/2030*	1,822,000	719,756
Security Description	Shares or Principal Amount	Value

Media (continued)
5.50%, 04/15/2027*	$ 205,000	$ 171,386
5.75%, 01/15/2030*	1,713,000	690,958
11.75%, 01/31/2029*	340,000	307,356
Paramount Global
6.25%, 02/28/2057	420,000	366,827
6.38%, 03/30/2062	830,000	762,044
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	478,000	399,298
4.00%, 07/15/2028*	2,031,000	1,863,957
Sunrise FinCo I BV
4.88%, 07/15/2031*	1,029,000	936,164
Univision Communications, Inc.
6.63%, 06/01/2027*	1,500,000	1,492,710
7.38%, 06/30/2030*	424,000	408,220
Virgin Media Finance PLC
5.00%, 07/15/2030*	815,000	686,831
		13,848,563
Mining — 1.0%
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	2,090,000	1,889,063
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	750,000	749,863
		2,638,926
Oil & Gas — 8.2%
Atlas Sand Co. LLC
5.00%, 01/31/2026(2)(3)	2,213,224	2,036,166
Baytex Energy Corp.
7.38%, 03/15/2032*	870,000	888,455
Civitas Resources, Inc.
8.38%, 07/01/2028*	185,000	194,234
8.63%, 11/01/2030*	272,000	293,789
8.75%, 07/01/2031*	1,025,000	1,102,262
Comstock Resources, Inc.
5.88%, 01/15/2030*	1,690,000	1,571,991
6.75%, 03/01/2029*	558,000	540,635
Crescent Energy Finance LLC
7.38%, 01/15/2033*	650,000	658,953
7.63%, 04/01/2032*	745,000	764,044
9.25%, 02/15/2028*	476,000	502,505
HF Sinclair Corp.
5.00%, 02/01/2028*	1,270,000	1,250,783
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/2029*	950,000	934,080
6.00%, 02/01/2031*	1,411,000	1,369,402
Nabors Industries, Inc.
7.38%, 05/15/2027*	1,069,000	1,088,599
9.13%, 01/31/2030*	250,000	267,078
Nabors Industries, Ltd.
7.50%, 01/15/2028*	445,000	437,256
Permian Resources Operating LLC
8.00%, 04/15/2027*	1,257,000	1,297,469
Southwestern Energy Co.
5.38%, 03/15/2030	765,000	746,804
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	2,001,000	2,009,514
Talos Production, Inc.
9.00%, 02/01/2029*	190,000	200,197
9.38%, 02/01/2031*	985,000	1,043,952
Valaris, Ltd.
8.38%, 04/30/2030*	1,222,000	1,279,510

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Vital Energy, Inc.
7.88%, 04/15/2032*	$ 721,000	$ 733,376
		21,211,054
Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	281,000	280,324
6.88%, 04/01/2027*	714,000	717,168
Kodiak Gas Services LLC
7.25%, 02/15/2029*	220,000	226,312
		1,223,804
Packaging & Containers — 2.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028*	1,446,000	1,287,892
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030*	1,655,000	1,624,217
Crown Americas LLC
5.25%, 04/01/2030	1,220,000	1,194,847
LABL, Inc.
5.88%, 11/01/2028*	1,262,000	1,165,420
9.50%, 11/01/2028*	58,000	58,594
Silgan Holdings, Inc.
4.13%, 02/01/2028	1,241,000	1,182,148
		6,513,118
Pharmaceuticals — 2.1%
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	1,930,000	1,312,400
12.25%, 04/15/2029*	630,000	631,435
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/2028*	861,000	808,926
5.13%, 04/30/2031*	915,000	842,072
7.88%, 05/15/2034*	264,000	274,164
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029	395,000	383,375
7.88%, 09/15/2029	1,042,000	1,125,082
		5,377,454
Pipelines — 6.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	991,000	984,335
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 03/15/2029*	1,020,000	1,059,667
EQM Midstream Partners LP
5.50%, 07/15/2028	207,000	205,972
7.50%, 06/01/2027*	118,000	121,229
7.50%, 06/01/2030*	584,000	630,274
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	450,000	459,514
8.88%, 04/15/2030	1,662,000	1,759,600
Harvest Midstream I LP
7.50%, 09/01/2028*	1,978,000	2,024,186
7.50%, 05/15/2032*	650,000	668,766
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032*	655,000	674,600
8.88%, 07/15/2028*	594,000	632,288
ITT Holdings LLC
6.50%, 08/01/2029*	2,805,000	2,632,045
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	$ 209,000	$ 211,812
8.38%, 02/15/2032*	990,000	1,011,633
NuStar Logistics LP
5.75%, 10/01/2025	593,000	593,074
6.38%, 10/01/2030	367,000	374,553
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	1,066,000	985,603
6.25%, 01/15/2030*	1,275,000	1,309,428
		16,338,579
Real Estate — 1.7%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	1,513,000	1,516,009
8.88%, 09/01/2031*	123,000	132,293
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	748,000	793,166
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	1,349,000	1,187,239
4.75%, 02/01/2030	925,000	790,571
		4,419,278
REITS — 2.9%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	1,900,000	1,621,143
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	2,040,000	1,947,722
8.00%, 06/15/2027*	275,000	287,676
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	920,000	890,239
Service Properties Trust
4.75%, 10/01/2026	832,000	797,035
4.95%, 10/01/2029	785,000	625,745
5.50%, 12/15/2027	631,000	601,275
8.38%, 06/15/2029	590,000	587,359
8.88%, 06/15/2032	255,000	242,953
		7,601,147
Retail — 5.4%
Brinker International, Inc.
5.00%, 10/01/2024*	1,277,000	1,273,656
CEC Entertainment LLC
6.75%, 05/01/2026*	1,899,000	1,896,757
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	1,400,000	1,242,186
FirstCash, Inc.
4.63%, 09/01/2028*	1,401,000	1,338,517
5.63%, 01/01/2030*	32,000	31,082
6.88%, 03/01/2032*	225,000	227,557
Kohl's Corp.
4.63%, 05/01/2031	1,847,000	1,499,274
LBM Acquisition LLC
6.25%, 01/15/2029*	2,062,000	1,821,841
Murphy Oil USA, Inc.
4.75%, 09/15/2029	1,190,000	1,138,438
Park River Holdings, Inc.
6.75%, 08/01/2029*	1,778,000	1,493,281
Raising Cane's Restaurants LLC
9.38%, 05/01/2029*	956,000	1,032,063

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026*	$ 901,000	$ 886,872
		13,881,524
Semiconductors — 0.5%
Entegris, Inc.
5.95%, 06/15/2030*	1,380,000	1,376,783
Software — 3.0%
Capstone Borrower, Inc.
8.00%, 06/15/2030*	1,365,000	1,413,995
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029*	316,000	324,149
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	895,000	902,676
Cloud Software Group, Inc.
6.50%, 03/31/2029*	1,267,000	1,235,005
8.25%, 06/30/2032*	655,000	679,565
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028*	1,561,000	1,423,331
Open Text Corp.
3.88%, 12/01/2029*	1,015,000	921,349
Rackspace Finance LLC
3.50%, 05/15/2028*	1,727,700	748,255
		7,648,325
Telecommunications — 5.4%
Altice Financing SA
5.00%, 01/15/2028*	1,834,000	1,464,526
5.75%, 08/15/2029*	941,000	714,188
Altice France SA
5.13%, 07/15/2029*	1,190,000	834,541
5.50%, 10/15/2029*	2,012,000	1,414,955
8.13%, 02/01/2027*	530,000	428,634
C&W Senior Financing, Ltd.
6.88%, 09/15/2027*	1,160,000	1,132,623
Connect Finco SARL/Connect US Finco LLC
6.75%, 10/01/2026*	1,292,000	1,270,067
Iliad Holding SASU
7.00%, 10/15/2028*	1,255,000	1,258,284
8.50%, 04/15/2031*	1,254,000	1,306,451
Sable International Finance, Ltd.
5.75%, 09/07/2027*	845,000	823,839
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	1,583,000	722,193
Viasat, Inc.
7.50%, 05/30/2031*	1,838,000	1,349,015
Vmed O2 UK Financing I PLC
7.75%, 04/15/2032*	1,219,000	1,218,394
		13,937,710
Transportation — 0.6%
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	1,785,000	1,678,313
Trucking & Leasing — 0.6%
AerCap Global Aviation Trust
6.50%, 06/15/2045*	1,625,000	1,622,894
Total Corporate Bonds & Notes (cost $255,047,350)		249,327,713
Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 1.8%
Oil & Gas Services — 1.6%
Atlas Energy Solutions, Inc.	190,727	$ 4,051,041
Oil Field Machinery & Equipment — 0.2%
Hi-Crush, Inc.(2)(4)	142	529,376
Total Common Stocks (cost $0)		4,580,417
Total Long-Term Investment Securities (cost $255,047,350)		253,908,130
SHORT-TERM INVESTMENTS — 1.4%
Unaffiliated Investment Companies — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.37%(5) (cost $3,719,064)	3,717,948	3,719,064
TOTAL INVESTMENTS (cost $258,766,414)(6)	99.4%	257,627,194
Other assets less liabilities	0.6	1,528,961
NET ASSETS	100.0%	$259,156,155
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PineBridge High-Yield Bond Portfolio has no right to demand registration of these securities. At July 31, 2024, the aggregate value of these securities was $221,145,487 representing 85.3% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Securities classified as Level 3 (see Note 2).
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hi-Crush, Inc.	03/13/2024	142	$0	$529,376	$3,728.00	0.2%
(5)	The rate shown is the 7-day yield as of July 31, 2024.
(6)	See Note 4 for cost of investments on a tax basis.

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Oil & Gas	$—	$19,174,888	$2,036,166	$21,211,054
Other Industries	—	228,116,659	—	228,116,659
Common Stocks:
Oil Field Machinery & Equipment	—	—	529,376	529,376
Other Industries	4,051,041	—	—	4,051,041
Short-Term Investments	3,719,064	—	—	3,719,064
Total Investments at Value	$7,770,105	$247,291,547	$2,565,542	$257,627,194
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Corporate Bonds & Notes	Common Stocks
Balance as of January 31, 2024	$0	$9,041,518
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	1,849,901
Realized Loss	—	—
Change in unrealized appreciation(1)	2,036,166	—
Change in unrealized depreciation(1)	—	(3,590,672)
Net purchases	—	—
Net sales	—	(2,720,330)
Transfers into Level 3	—	—
Transfers out of Level 3(2)	—	(4,051,041)
Balance as of July 31, 2024	$2,036,166	$529,376
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at July 31, 2024 includes:
Corporate Bonds & Notes	Common Stocks
$2,036,166	$(3,590,672)
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at July 31, 2024.
(2)	Following a Merger/Acquisition a portion of the Private Common Stock was converted to Common Stock of a publicly traded Company. The shares are now valued using Level 1 inputs.
See Notes to Financial Statements

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Australia — 6.3%
ANZ Group Holdings, Ltd.	362,944	$ 6,906,534
Mirvac Group	1,957,292	2,749,788
Qantas Airways, Ltd.†	909,598	3,860,480
QBE Insurance Group, Ltd.	588,553	6,960,230
Telstra Group, Ltd.	434,200	1,118,994
		21,596,026
Canada — 2.1%
Suncor Energy, Inc.	179,012	7,149,330
France — 15.4%
Alstom SA†	123,328	2,411,530
AXA SA	215,912	7,572,633
BNP Paribas SA	88,215	6,042,247
Cie de Saint-Gobain SA	55,631	4,768,161
Sanofi SA	102,030	10,492,883
Thales SA	24,170	3,834,878
TotalEnergies SE	67,474	4,550,583
Veolia Environnement SA	188,990	5,926,754
Vinci SA	61,766	7,039,411
		52,639,080
Germany — 9.0%
Deutsche Post AG	83,336	3,720,219
Deutsche Telekom AG	197,993	5,174,280
E.ON SE	364,562	5,113,402
LANXESS AG	67,633	1,767,393
Muenchener Rueckversicherungs-Gesellschaft AG	9,872	4,863,679
Siemens AG	54,456	9,982,112
		30,621,085
Ireland — 5.7%
AIB Group PLC	1,596,948	9,138,895
Cairn Homes PLC	1,545,359	3,160,711
CRH PLC	83,815	7,106,378
		19,405,984
Japan — 22.8%
Ajinomoto Co., Inc.	83,100	3,431,937
Asahi Group Holdings, Ltd.	54,600	2,017,930
Asics Corp.	175,600	2,872,554
Hoya Corp.	32,700	4,086,391
ITOCHU Corp.	102,200	5,247,076
KDDI Corp.	53,000	1,592,783
Minebea Mitsumi, Inc.	188,300	4,506,772
Mitsubishi Corp.	428,300	8,898,632
Mitsubishi UFJ Financial Group, Inc.	804,300	9,346,669
Mizuho Financial Group, Inc.	108,190	2,474,315
Nippon Telegraph & Telephone Corp.	5,410,400	5,771,154
Nissin Foods Holdings Co., Ltd.	91,600	2,733,481
ORIX Corp.	181,300	4,395,005
Pan Pacific International Holdings Corp.	59,600	1,550,984
Panasonic Holdings Corp.	207,500	1,658,882
Seven & i Holdings Co., Ltd.	256,000	3,076,932
Sony Group Corp.	37,400	3,327,581
Sumitomo Mitsui Financial Group, Inc.	93,900	6,798,650
Yamaha Motor Co., Ltd.	429,200	4,019,585
		77,807,313
Jersey — 3.2%
Ferguson PLC (LSE)	19,108	4,226,450
Glencore PLC	1,190,144	6,588,983
		10,815,433
Security Description	Shares or Principal Amount	Value

Netherlands — 7.4%
Argenx SE†	6,184	$ 3,174,024
ASR Nederland NV	110,995	5,556,702
ING Groep NV	590,776	10,711,276
Stellantis NV	201,369	3,353,228
STMicroelectronics NV	80,651	2,679,218
		25,474,448
Norway — 0.8%
DNB Bank ASA	139,845	2,887,365
South Korea — 0.5%
Samsung Electronics Co., Ltd.	28,417	1,747,200
Spain — 1.8%
CaixaBank SA	1,070,969	6,239,828
Switzerland — 2.4%
UBS Group AG	271,876	8,246,003
United Kingdom — 20.6%
Anglo American PLC	62,055	1,866,431
Ashtead Group PLC	37,667	2,707,956
AstraZeneca PLC	37,226	5,902,020
Barclays PLC	1,582,621	4,732,158
BP PLC	998,532	5,888,957
Coca-Cola Europacific Partners PLC	71,408	5,267,768
Compass Group PLC	87,424	2,690,920
HSBC Holdings PLC	1,060,018	9,588,244
Imperial Brands PLC	118,316	3,265,588
JD Sports Fashion PLC	1,761,912	2,987,477
Prudential PLC	385,320	3,440,474
Shell PLC	267,719	9,764,527
Tesco PLC	934,139	3,987,530
Unilever PLC	89,095	5,456,066
Vodafone Group PLC	2,982,960	2,782,407
		70,328,523
Total Long-Term Investment Securities (cost $268,308,919)		334,957,618
SHORT-TERM INVESTMENTS — 1.9%
U.S. Government — 0.1%
United States Treasury Bills
5.18%, 10/24/2024	$ 200,000	197,602
5.20%, 10/24/2024	200,000	197,602
		395,204
U.S. Government Agency — 1.8%
Federal Home Loan Bank Disc. Notes 5.25%, 08/01/2024	6,206,000	6,205,094
Total Short-Term Investments (cost $6,601,159)		6,600,298
TOTAL INVESTMENTS (cost $274,910,078)(1)	99.9%	341,557,916
Other assets less liabilities	0.1	379,634
NET ASSETS	100.0%	$341,937,550
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
LSE—London Stock Exchange

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	316,600	USD	231,946	10/16/2024	$ 2,129	$ —
	EUR	837,800	USD	917,162	09/18/2024	8,462	—
	GBP	2,749,900	USD	3,512,406	09/18/2024	—	(24,218)
	JPY	245,501,200	USD	1,569,572	08/21/2024	—	(73,852)
	USD	18,516	AUD	27,700	10/16/2024	—	(369)
	USD	1,125,930	CHF	996,600	09/18/2024	15,410	—
	USD	349,388	JPY	53,152,500	08/21/2024	6,424	—
						32,425	(98,439)
Barclays Bank PLC	EUR	15,322,900	USD	16,515,714	09/18/2024	—	(103,900)
	GBP	2,861,800	USD	3,655,698	09/18/2024	—	(24,840)
	USD	430,134	GBP	339,500	09/18/2024	6,494	—
	USD	608,188	ILS	2,274,700	10/16/2024	—	(3,605)
	USD	525,689	SEK	5,471,100	09/18/2024	—	(13,582)
						6,494	(145,927)
Citibank, N.A.	CAD	1,151,400	USD	843,513	10/16/2024	7,720	—
	EUR	585,900	USD	634,696	09/18/2024	—	(786)
	GBP	1,464,300	USD	1,852,367	09/18/2024	—	(30,858)
	JPY	471,466,800	USD	3,079,149	08/21/2024	—	(76,925)
	USD	653,786	AUD	978,300	10/16/2024	—	(12,880)
	USD	1,440,480	CHF	1,275,100	09/18/2024	19,807	—
	USD	2,118,493	DKK	14,441,700	09/18/2024	—	(18,419)
	USD	899,687	GBP	701,100	09/18/2024	1,992	—
						29,519	(139,868)
Goldman Sachs International	GBP	3,353,500	USD	4,283,476	09/18/2024	—	(29,434)
	USD	409,400	AUD	612,500	10/16/2024	—	(8,137)
	USD	832,340	CHF	736,800	09/18/2024	11,468	—
	USD	693,156	ILS	2,590,600	10/16/2024	—	(4,611)
	USD	656,172	NOK	6,921,500	09/18/2024	—	(21,081)
	USD	4,249,160	SGD	5,717,500	08/21/2024	32,240	—
						43,708	(63,263)
HSBC Bank PLC	CAD	153,100	USD	112,159	10/16/2024	1,025	—
	GBP	1,490,300	USD	1,903,575	09/18/2024	—	(13,088)
	USD	35,493	AUD	53,100	10/16/2024	—	(706)
	USD	115,567	CHF	102,300	09/18/2024	1,590	—
	USD	1,064,939	CNH	7,699,800	08/21/2024	2,580	—
	USD	1,038,089	EUR	964,300	09/18/2024	7,816	—
	USD	103,325	NOK	1,103,900	09/18/2024	—	(2,036)
						13,011	(15,830)
JPMorgan Chase Bank, N.A.	CAD	897,100	USD	657,119	10/16/2024	5,921	—
	EUR	1,899,400	USD	2,077,621	09/18/2024	17,482	—
	JPY	160,595,600	USD	1,022,559	08/21/2024	—	(52,493)
	KRW	1,838,145,100	USD	1,323,454	08/21/2024	—	(19,263)
	USD	1,156,370	CHF	1,021,500	09/18/2024	13,486	—
	USD	123,450	GBP	96,700	09/18/2024	915	—
	USD	500,915	JPY	76,198,300	08/21/2024	9,168	—
	USD	543,510	NZD	890,000	10/16/2024	—	(13,796)
	USD	494,202	SGD	665,100	08/21/2024	3,841	—
						50,813	(85,552)
Morgan Stanley & Co. International PLC	CAD	802,800	USD	588,068	10/16/2024	5,321	—
	GBP	1,057,300	USD	1,350,095	09/18/2024	—	(9,690)
	HKD	7,256,400	USD	930,680	08/21/2024	1,383	—
	JPY	246,048,600	USD	1,597,322	08/21/2024	—	(49,767)
	USD	837,614	CHF	739,900	09/18/2024	9,745	—
	USD	596,787	CZK	13,534,700	09/18/2024	—	(19,686)
	USD	1,211,495	EUR	1,107,400	09/18/2024	—	(10,380)
	USD	5,150,494	JPY	814,369,200	08/21/2024	301,023	—
	USD	88,939	NOK	938,100	09/18/2024	—	(2,862)
						317,472	(92,385)

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Natwest Markets PLC	USD	4,755,223	CHF	4,209,300	09/18/2024	$ 65,409	$ —
	USD	3,617,094	GBP	2,831,700	09/18/2024	24,733	—
	USD	109,187	NOK	1,151,700	09/18/2024	—	(3,511)
	USD	5,510,831	SEK	57,359,100	09/18/2024	—	(141,897)
						90,142	(145,408)
State Street Bank & Trust Co.	CAD	2,221,700	USD	1,627,489	10/16/2024	14,773	—
	EUR	2,862,100	USD	3,110,379	09/18/2024	6,071	—
	GBP	2,785,600	USD	3,557,963	09/18/2024	—	(24,574)
	USD	995,117	AUD	1,489,400	10/16/2024	—	(19,378)
	USD	912,617	CAD	1,247,400	10/16/2024	—	(7,138)
	USD	8,506,113	CHF	7,522,400	09/18/2024	108,793	—
	USD	4,568,679	EUR	4,178,700	09/18/2024	—	(36,353)
	USD	235,145	GBP	186,000	09/18/2024	4,068	—
	USD	2,895,910	HKD	22,576,800	08/21/2024	—	(4,591)
	USD	944,744	ILS	3,531,300	10/16/2024	—	(6,175)
	USD	3,055,168	JPY	473,621,700	08/21/2024	115,331	—
	USD	775,683	SEK	8,076,000	09/18/2024	—	(19,752)
						249,036	(117,961)
Toronto Dominion Bank	CAD	1,812,400	USD	1,327,725	10/16/2024	12,117	—
	USD	637,660	AUD	954,000	10/16/2024	—	(12,673)
	USD	3,726,670	HKD	29,050,700	08/21/2024	—	(6,266)
	USD	1,395,731	SEK	14,531,000	09/18/2024	—	(35,599)
						12,117	(54,538)
UBS AG	CAD	1,608,800	USD	1,178,595	10/16/2024	10,779	—
	EUR	2,787,200	USD	3,034,016	09/18/2024	10,947	—
	USD	801,849	AUD	1,199,700	10/16/2024	—	(15,899)
	USD	2,580,115	CHF	2,281,800	09/18/2024	33,079	—
	USD	105,501	GBP	83,400	09/18/2024	1,759	—
	USD	451,019	HKD	3,516,000	08/21/2024	—	(740)
						56,564	(16,639)
Westpac Banking Corp.	CAD	1,632,300	USD	1,195,817	10/16/2024	10,943	—
	USD	5,321,311	CHF	4,710,600	09/18/2024	73,427	—
						84,370	—
Unrealized Appreciation (Depreciation)						$985,671	$(975,810)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar
Industry Allocation*
Banks	24.2%
Insurance	8.4
Oil & Gas	8.0
Distribution/Wholesale	5.4
Telecommunications	4.8
Pharmaceuticals	4.8
Food	3.9
Miscellaneous Manufacturing	3.6
Building Materials	3.5
Electronics	2.5
Mining	2.4
Beverages	2.1
Engineering & Construction	2.1
Short-Term Investments	1.9

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Industry Allocation*(continued)
Water	1.7%
Cosmetics/Personal Care	1.6
Electric	1.5
Home Furnishings	1.5
Retail	1.4
Semiconductors	1.3
Diversified Financial Services	1.3
Leisure Time	1.2
Airlines	1.1
Aerospace/Defense	1.1
Transportation	1.1
Auto Manufacturers	1.0
Agriculture	1.0
Biotechnology	0.9
Home Builders	0.9
Apparel	0.8
REITS	0.8
Commercial Services	0.8
Food Service	0.8
Chemicals	0.5
99.9%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$7,149,330	$—	$—	$7,149,330
United Kingdom	5,267,768	65,060,755	—	70,328,523
Other Countries	—	257,479,765	—	257,479,765
Short-Term Investments	—	6,600,298	—	6,600,298
Total Investments at Value	$12,417,098	$329,140,818	$—	$341,557,916
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$985,671	$—	$985,671
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$975,810	$—	$975,810
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 44.4%
Australia — 0.2%
ANZ Group Holdings, Ltd.	2,383	$ 45,347
Aristocrat Leisure, Ltd.	895	31,749
BHP Group, Ltd.	6,634	184,188
Brambles, Ltd.	5,013	51,175
Commonwealth Bank of Australia	903	81,376
CSL, Ltd.	278	56,602
Endeavour Group, Ltd.	6,814	24,472
Fortescue, Ltd.	3,927	48,850
Macquarie Group, Ltd.	391	53,729
National Australia Bank, Ltd.	2,592	65,548
Rio Tinto, Ltd.	1,616	124,178
Wesfarmers, Ltd.	1,190	57,340
Westpac Banking Corp.	2,178	42,621
Woodside Energy Group, Ltd.	1,334	24,183
Woolworths Group, Ltd.	1,291	29,132
		920,490
Austria — 0.3%
ANDRITZ AG	1,054	67,436
Erste Group Bank AG	20,903	1,085,008
OMV AG	960	40,234
		1,192,678
Belgium — 0.0%
Anheuser-Busch InBev SA NV	909	54,018
KBC Group NV	596	46,055
		100,073
Bermuda — 0.1%
Arch Capital Group, Ltd.†	1,507	144,341
Assured Guaranty, Ltd.	285	23,475
Axis Capital Holdings, Ltd.	419	31,739
Essent Group, Ltd.	1,045	65,668
Everest Group, Ltd.	107	42,037
Liberty Global, Ltd., Class A†	1,093	21,303
		328,563
Canada — 0.6%
Agnico Eagle Mines, Ltd.	720	55,555
Bank of Montreal	589	49,679
Bank of Nova Scotia	788	36,796
Brookfield Asset Management, Ltd., Class A	478	20,863
Brookfield Corp.	944	46,036
Canadian National Railway Co.	1,117	129,309
Canadian Natural Resources, Ltd.	2,114	75,058
Canadian Pacific Kansas City, Ltd.	1,146	96,102
Cenovus Energy, Inc.	1,060	21,359
Constellation Software, Inc.	77	242,954
Dollarama, Inc.	2,670	250,301
Enbridge, Inc.	3,639	136,187
Fairfax Financial Holdings, Ltd.	30	35,380
Franco-Nevada Corp.	163	21,005
Great-West Lifeco, Inc.	1,040	31,238
Hydro One, Ltd.*	2,047	64,154
Keyera Corp.	1,264	35,659
Loblaw Cos., Ltd.	2,287	282,013
Manulife Financial Corp.	6,414	170,867
National Bank of Canada	797	66,662
Royal Bank of Canada	3,289	367,527
Shopify, Inc., Class A†	1,940	118,818
Sun Life Financial, Inc.	1,318	65,430
Suncor Energy, Inc.	1,125	44,930
TC Energy Corp.	957	40,633
Security Description	Shares or Principal Amount	Value

Canada (continued)
TFI International, Inc.	122	$ 18,990
Toronto-Dominion Bank	3,058	180,581
		2,704,086
Cayman Islands — 0.7%
Alibaba Group Holding, Ltd.	1,900	18,716
CK Asset Holdings, Ltd.	5,500	20,929
Meituan, Class B*†	2,700	37,348
NU Holdings, Ltd., Class A†	71,789	870,801
PDD Holdings, Inc. ADR†	790	101,823
Sea, Ltd. ADR†	226	14,848
Tencent Holdings, Ltd.	24,800	1,145,058
Tencent Music Entertainment Group ADR	56,230	797,341
		3,006,864
Curacao — 0.0%
Schlumberger NV	3,410	164,669
Denmark — 0.8%
Danske Bank A/S	1,476	45,156
DSV A/S	231	42,375
Novo Nordisk A/S, Class B	21,583	2,859,822
Novonesis (Novozymes), Class B	421	26,812
Orsted A/S*†	198	11,790
Vestas Wind Systems A/S†	36,651	905,615
		3,891,570
Finland — 0.0%
Kesko Oyj, Class B	844	15,255
Neste Oyj	304	6,262
Nokia Oyj	5,272	20,678
Nordea Bank Abp	2,480	29,038
UPM-Kymmene Oyj	885	29,230
		100,463
France — 1.6%
Air Liquide SA	1,342	244,582
AXA SA	3,857	135,276
BNP Paribas SA	2,144	146,852
Bouygues SA	1,025	35,362
Bureau Veritas SA	6,094	190,873
Cie de Saint-Gobain SA	2,020	173,135
Danone SA	546	35,526
Eiffage SA	809	80,403
Engie SA	1,758	27,630
EssilorLuxottica SA	4,342	991,297
Hermes International SCA	65	141,982
Kering SA	53	16,297
Legrand SA	10,683	1,152,144
L'Oreal SA	456	197,464
LVMH Moet Hennessy Louis Vuitton SE	412	290,382
Pernod Ricard SA	186	24,910
Rexel SA	1,229	31,177
Safran SA	319	69,952
Sanofi SA	11,652	1,198,305
Schneider Electric SE	6,223	1,497,227
Societe Generale SA	1,579	40,872
TotalEnergies SE	5,108	344,494
Vinci SA	1,254	142,917
		7,209,059
Germany — 1.6%
adidas AG	110	27,520
Allianz SE	670	189,042

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
BASF SE	561	$ 26,161
Bayer AG	447	13,293
Daimler Truck Holding AG	549	21,045
Delivery Hero SE*†	210	4,680
Deutsche Bank AG	1,808	28,238
Deutsche Boerse AG	372	76,160
Deutsche Telekom AG	12,063	315,250
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	9,281	700,435
E.ON SE	1,726	24,209
Heidelberg Materials AG	853	89,037
Henkel AG & Co. KGaA (Preference Shares)	1,759	150,579
HOCHTIEF AG	619	73,660
Infineon Technologies AG	27,684	959,437
Mercedes-Benz Group AG	519	34,335
Muenchener Rueckversicherungs-Gesellschaft AG	454	223,674
Rational AG	25	21,888
RWE AG	622	23,233
SAP SE	12,914	2,724,683
Sartorius AG (Preference Shares)	44	12,506
Siemens AG	8,668	1,588,897
Vonovia SE	515	15,827
		7,343,789
Greece — 0.0%
Eurobank Ergasias Services & Holdings SA	7,574	17,349
Hong Kong — 0.0%
AIA Group, Ltd.	17,000	113,302
Galaxy Entertainment Group, Ltd.	3,000	12,528
Hong Kong & China Gas Co., Ltd.	16,735	13,667
Hong Kong Exchanges & Clearing, Ltd.	700	20,642
Techtronic Industries Co., Ltd.	2,000	25,872
		186,011
Hungary — 0.0%
Richter Gedeon Nyrt	2,604	74,232
Indonesia — 0.2%
Bank Central Asia Tbk PT	1,327,400	842,688
Ireland — 0.4%
Accenture PLC, Class A	1,374	454,272
Aon PLC, Class A	369	121,220
Eaton Corp. PLC	910	277,359
Flutter Entertainment PLC†	114	22,502
James Hardie Industries PLC CDI†	898	32,473
Linde PLC	939	425,836
Medtronic PLC	1,993	160,078
Pentair PLC	595	52,283
Seagate Technology Holdings PLC	505	51,596
Trane Technologies PLC	705	235,667
Willis Towers Watson PLC	97	27,381
		1,860,667
Israel — 0.0%
Check Point Software Technologies, Ltd.†	102	18,712
NICE, Ltd. ADR†	74	13,394
		32,106
Italy — 0.4%
Azimut Holding SpA	1,358	34,000
Enel SpA	4,921	35,094
Eni SpA	9,085	145,119
FinecoBank Banca Fineco SpA	56,949	967,334
Security Description	Shares or Principal Amount	Value

Italy (continued)
Generali	3,673	$ 95,064
Intesa Sanpaolo SpA	16,666	67,581
Mediobanca Banca di Credito Finanziario SpA	2,007	32,544
Recordati Industria Chimica e Farmaceutica SpA	1,449	78,910
Terna - Rete Elettrica Nazionale	10,663	88,706
UniCredit SpA	3,902	160,068
		1,704,420
Japan — 2.9%
Advantest Corp.	500	21,832
AGC, Inc.	900	32,306
Ajinomoto Co., Inc.	900	37,169
Astellas Pharma, Inc.	2,000	23,356
Bridgestone Corp.	27,000	1,109,200
Capcom Co., Ltd.	1,100	23,373
Central Japan Railway Co.	1,200	28,378
Chubu Electric Power Co., Inc.	1,700	21,442
Chugai Pharmaceutical Co., Ltd.	600	26,253
Dai-ichi Life Holdings, Inc.	2,500	76,837
Daiichi Sankyo Co., Ltd.	3,900	158,725
Daikin Industries, Ltd.	300	43,448
Dexerials Corp.	800	38,573
Disco Corp.	100	32,717
Dowa Holdings Co., Ltd.	1,700	62,381
Ebara Corp.	2,000	28,885
Eisai Co., Ltd.	200	7,662
ENEOS Holdings, Inc.	9,300	49,052
FANUC Corp.	800	23,900
Fuji Electric Co., Ltd.	700	39,380
Fujikura, Ltd.	1,700	34,216
Hitachi, Ltd.	8,100	175,061
Honda Motor Co., Ltd.	10,300	110,346
Hoya Corp.	300	37,490
Inpex Corp.	13,100	203,150
Isuzu Motors, Ltd.	1,700	23,302
ITOCHU Corp.	2,000	102,683
Japan Exchange Group, Inc.	1,500	35,161
Japan Petroleum Exploration Co., Ltd.	800	33,256
Kansai Electric Power Co., Inc.	2,800	47,994
Kao Corp.	800	35,144
KDDI Corp.	4,900	147,257
Keyence Corp.	2,100	913,563
Kirin Holdings Co., Ltd.	8,900	126,281
Kobe Steel, Ltd.	5,000	62,541
Komatsu, Ltd.	3,600	103,253
Lasertec Corp.	100	17,724
Marubeni Corp.	2,700	51,132
Mazda Motor Corp.	3,600	32,611
MEITEC Group Holdings, Inc.	2,100	47,611
Mitsubishi Corp.	7,300	151,669
Mitsubishi Estate Co., Ltd.	1,600	27,189
Mitsubishi Gas Chemical Co., Inc.	1,900	36,520
Mitsubishi UFJ Financial Group, Inc.	119,100	1,384,046
Mitsui & Co., Ltd.	6,800	158,621
Mitsui Fudosan Co., Ltd.	4,800	49,697
Mitsui Mining & Smelting Co., Ltd.	1,000	33,309
Mitsui OSK Lines, Ltd.	700	22,362
Mizuho Financial Group, Inc.	9,900	226,414
MS&AD Insurance Group Holdings, Inc.	54,000	1,271,015
Murata Manufacturing Co., Ltd.	1,800	39,809
NGK Insulators, Ltd.	1,400	18,913
NIDEC Corp.	500	22,185
Nintendo Co., Ltd.	1,100	61,112

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Building Fund, Inc.	10	$ 38,664
Nippon Prologis REIT, Inc.	16	26,437
Nippon Steel Corp.	3,800	83,149
Nippon Telegraph & Telephone Corp.	69,200	73,814
Niterra Co., Ltd.	1,300	38,850
Nomura Holdings, Inc.	5,200	32,223
Nomura Research Institute, Ltd.	1,600	49,437
Obayashi Corp.	3,900	51,309
Odakyu Electric Railway Co., Ltd.	1,200	12,146
Olympus Corp.	1,300	22,321
Oriental Land Co., Ltd.	800	22,743
Osaka Gas Co., Ltd.	1,900	43,129
Recruit Holdings Co., Ltd.	19,200	1,097,350
Sanrio Co., Ltd.	1,500	31,959
Sanwa Holdings Corp.	5,300	113,385
Sekisui Chemical Co., Ltd.	2,700	40,765
Sekisui House, Ltd.	2,100	52,705
Seven & i Holdings Co., Ltd.	2,400	28,846
Shimano, Inc.	3,000	531,842
Shin-Etsu Chemical Co., Ltd.	4,200	187,654
Shiseido Co., Ltd.	500	15,808
SMC Corp.	1,300	635,464
SoftBank Group Corp.	900	55,175
Sony Group Corp.	1,500	133,459
Sumitomo Corp.	4,600	115,677
Sumitomo Electric Industries, Ltd.	4,600	70,310
Sumitomo Forestry Co., Ltd.	1,300	54,871
Sumitomo Heavy Industries, Ltd.	1,200	32,377
Sumitomo Metal Mining Co., Ltd.	1,400	42,953
Sumitomo Mitsui Financial Group, Inc.	3,300	238,930
Suzuki Motor Corp.	2,000	23,237
Sysmex Corp.	900	14,700
T&D Holdings, Inc.	3,200	60,569
Taisei Corp.	1,000	42,701
Takeda Pharmaceutical Co., Ltd.	1,400	40,006
Terumo Corp.	46,100	823,388
Tokio Marine Holdings, Inc.	3,800	151,055
Tokyo Electron, Ltd.	800	161,530
Tokyo Gas Co., Ltd.	1,700	37,369
Tosoh Corp.	2,200	29,880
Toyota Motor Corp.	14,800	288,090
West Japan Railway Co.	1,200	23,678
Yamaha Motor Co., Ltd.	4,500	42,144
Yokogawa Electric Corp.	2,900	73,293
		13,512,898
Jersey — 0.2%
Aptiv PLC†	258	17,903
Experian PLC	717	33,807
Ferguson PLC (LSE)	182	40,256
Ferguson PLC (NYSE)	4,350	968,527
		1,060,493
Liberia — 0.0%
Royal Caribbean Cruises, Ltd.†	164	25,702
Luxembourg — 0.0%
InPost SA†	2,191	37,989
Spotify Technology SA†	237	81,514
		119,503
Netherlands — 0.7%
Adyen NV*†	35	42,838
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
Airbus SE	393	$ 59,347
Argenx SE†	35	17,964
ASM International NV	60	41,376
ASML Holding NV	2,433	2,234,958
ASR Nederland NV	902	45,157
Ferrari NV	345	141,942
ING Groep NV	3,718	67,411
Koninklijke Ahold Delhaize NV	1,026	33,048
Koninklijke KPN NV	77,680	305,718
Koninklijke Philips NV†	909	25,628
NN Group NV	1,644	82,239
NXP Semiconductors NV	531	139,738
Prosus NV	927	32,223
Stellantis NV	1,980	32,971
Wolters Kluwer NV	518	86,887
		3,389,445
New Zealand — 0.0%
Spark New Zealand, Ltd.	12,332	31,718
Norway — 0.1%
Aker BP ASA	1,763	42,621
DNB Bank ASA	10,537	217,556
Equinor ASA	1,446	38,327
Kongsberg Gruppen ASA	511	51,317
		349,821
Portugal — 0.0%
Galp Energia SGPS SA	2,504	52,724
Puerto Rico — 0.0%
Popular, Inc.	382	39,205
Singapore — 0.1%
DBS Group Holdings, Ltd.	7,980	218,805
Oversea-Chinese Banking Corp., Ltd.	10,600	118,017
United Overseas Bank, Ltd.	4,300	103,886
Yangzijiang Shipbuilding Holdings, Ltd.	21,900	44,061
		484,769
South Korea — 0.4%
Samsung Electronics Co., Ltd.	28,592	1,757,960
Spain — 0.4%
Acerinox SA	2,393	25,033
Amadeus IT Group SA	378	24,854
Banco Bilbao Vizcaya Argentaria SA	9,354	98,299
Banco Santander SA	13,389	64,300
CaixaBank SA	9,092	52,973
Cellnex Telecom SA*	428	14,898
Iberdrola SA	82,691	1,090,965
Industria de Diseno Textil SA	2,685	130,105
Redeia Corp. SA	2,196	38,913
Repsol SA	12,716	180,974
		1,721,314
Sweden — 0.3%
Assa Abloy AB, Class B	4,863	147,758
Atlas Copco AB, Class A	7,272	129,236
Essity AB, Class B	922	25,923
Evolution AB*	179	17,274
Lifco AB, Class B	1,536	45,466
Skandinaviska Enskilda Banken AB, Class A	3,915	60,126
Svenska Handelsbanken AB, Class A	80,262	808,056

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Telefonaktiebolaget LM Ericsson, Class B	2,518	$ 17,232
Volvo AB, Class B	1,931	49,216
		1,300,287
Switzerland — 1.5%
ABB, Ltd.	5,549	307,942
Bachem Holding AG	117	10,511
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	106	1,328,785
Chubb, Ltd.	2,644	728,845
Cie Financiere Richemont SA, Class A	382	58,184
Givaudan SA	8	39,226
Holcim AG	1,708	159,853
Lonza Group AG	1,771	1,177,549
Nestle SA	4,078	413,961
Novartis AG	3,873	434,180
Roche Holding AG	5,918	1,916,827
Sandoz Group AG	522	22,701
Sika AG	128	38,854
Swissquote Group Holding SA	70	22,348
UBS Group AG	6,556	198,844
Zurich Insurance Group AG	497	273,302
		7,131,912
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,653	2,429,467
United Kingdom — 3.6%
4imprint Group PLC	381	29,999
Anglo American PLC	1,673	50,319
Ashtead Group PLC	415	29,835
AstraZeneca PLC	10,455	1,657,594
Auto Trader Group PLC*	7,863	82,352
BAE Systems PLC	2,129	35,540
Barclays PLC	11,297	33,779
BP PLC	29,578	174,440
Bunzl PLC	25,167	1,053,251
Compass Group PLC	944	29,056
Diageo PLC	33,587	1,046,075
GSK PLC	71,351	1,381,781
Haleon PLC	222,121	997,755
HSBC Holdings PLC (OTC US)	25,560	231,199
HSBC Holdings PLC (SEHK)	4,000	35,729
IMI PLC	1,480	35,982
InterContinental Hotels Group PLC	1,512	152,251
Lloyds Banking Group PLC	1,265,381	964,314
London Stock Exchange Group PLC	207	25,226
National Grid PLC	7,583	96,398
Prudential PLC	1,474	13,161
Reckitt Benckiser Group PLC	16,575	889,609
RELX PLC	36,956	1,743,543
Rio Tinto PLC	19,143	1,239,377
Rolls-Royce Holdings PLC†	4,893	28,226
Severn Trent PLC	1,358	44,948
Shell PLC (LSE)	13,436	490,052
Shell PLC (XAMS)	49,886	1,820,143
Standard Chartered PLC	2,339	22,981
Unilever PLC	34,579	2,121,258
United Utilities Group PLC	4,467	59,399
Vodafone Group PLC	18,949	17,675
		16,633,247
Security Description	Shares or Principal Amount	Value

United States — 26.8%
3M Co.	1,093	$ 139,412
A.O. Smith Corp.	987	83,934
Abbott Laboratories	2,634	279,046
AbbVie, Inc.	2,966	549,659
Adobe, Inc.†	1,901	1,048,687
Advanced Micro Devices, Inc.†	4,887	706,074
Aflac, Inc.	3,611	344,417
Agilent Technologies, Inc.	430	60,802
Air Products & Chemicals, Inc.	117	30,870
Airbnb, Inc., Class A†	621	86,667
Albemarle Corp.	85	7,962
Alexandria Real Estate Equities, Inc.	729	85,504
Align Technology, Inc.†	54	12,522
Allstate Corp.	182	31,144
Alnylam Pharmaceuticals, Inc.†	71	16,860
Alphabet, Inc., Class A	22,170	3,803,042
Alphabet, Inc., Class C	10,519	1,821,365
Amazon.com, Inc.†	25,461	4,760,698
American Express Co.	3,493	883,869
American Tower Corp.	1,422	313,409
Ameriprise Financial, Inc.	305	131,171
Amgen, Inc.	1,983	659,288
Amphenol Corp., Class A	6,622	425,530
Analog Devices, Inc.	861	199,218
Apollo Global Management, Inc.	276	34,586
Apple, Inc.	31,056	6,896,916
Applied Materials, Inc.	1,478	313,632
Archer-Daniels-Midland Co.	362	22,448
Arista Networks, Inc.†	2,441	845,929
Armstrong World Industries, Inc.	556	73,058
Assurant, Inc.	425	74,320
AT&T, Inc.	9,314	179,295
ATI, Inc.†	1,407	95,268
Atlassian Corp., Class A†	81	14,302
Atmos Energy Corp.	454	58,058
Autodesk, Inc.†	220	54,454
Automatic Data Processing, Inc.	815	214,035
AutoZone, Inc.†	57	178,620
Axon Enterprise, Inc.†	319	95,703
Ball Corp.	6,302	402,257
Bank of America Corp.	14,975	603,642
Bank of New York Mellon Corp.	4,851	315,655
Baxter International, Inc.	431	15,438
Becton Dickinson & Co.	181	43,632
Berkshire Hathaway, Inc., Class B†	2,003	878,315
BILL Holdings, Inc.†	96	4,796
Biogen, Inc.†	74	15,777
BlackRock, Inc.	602	527,653
Blackstone, Inc.	568	80,741
Block, Inc.†	1,861	115,159
Booking Holdings, Inc.	484	1,798,065
Boston Scientific Corp.†	10,838	800,711
Bristol-Myers Squibb Co.	7,378	350,898
Broadcom, Inc.	10,265	1,649,380
Cadence Design Systems, Inc.†	1,742	466,264
Caesars Entertainment, Inc.†	440	17,578
Capital One Financial Corp.	311	47,085
Carlisle Cos., Inc.	231	96,692
Carrier Global Corp.	7,540	513,549
Caterpillar, Inc.	1,435	496,797
CBRE Group, Inc., Class A†	404	45,535
CDW Corp.	125	27,264
Celsius Holdings, Inc.†	540	25,288

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Cencora, Inc.	191	$ 45,435
Centene Corp.†	338	25,999
Charles Schwab Corp.	2,453	159,911
Charter Communications, Inc., Class A†	50	18,986
Chevron Corp.	3,112	499,383
Chipotle Mexican Grill, Inc.†	850	46,172
Church & Dwight Co., Inc.	2,311	226,501
Cigna Group	1,705	594,482
Cintas Corp.	720	550,037
Cisco Systems, Inc.	6,221	301,407
Citigroup, Inc.	3,156	204,761
Clorox Co.	123	16,227
Cloudflare, Inc., Class A†	781	60,528
CME Group, Inc.	190	36,805
Coca-Cola Co.	19,944	1,331,063
Cognizant Technology Solutions Corp., Class A	283	21,417
Coinbase Global, Inc., Class A†	447	100,289
Colgate-Palmolive Co.	8,901	882,890
Comcast Corp., Class A	5,965	246,176
Conagra Brands, Inc.	710	21,527
ConocoPhillips	9,861	1,096,543
Consolidated Edison, Inc.	1,131	110,295
Constellation Energy Corp.	208	39,478
Copart, Inc.†	2,852	149,245
Corning, Inc.	837	33,488
Corteva, Inc.	472	26,479
CoStar Group, Inc.†	292	22,782
Costco Wholesale Corp.	1,407	1,156,554
Coterra Energy, Inc.	17,895	461,691
Crowdstrike Holdings, Inc., Class A†	606	140,568
Crown Castle, Inc.	246	27,080
CSX Corp.	2,563	89,961
CVS Health Corp.	667	40,240
D.R. Horton, Inc.	639	114,975
Danaher Corp.	1,784	494,311
Datadog, Inc., Class A†	931	108,406
DaVita, Inc.†	197	26,914
Deere & Co.	733	272,661
Dell Technologies, Inc., Class C	261	29,670
Dexcom, Inc.†	748	50,729
Digital Realty Trust, Inc.	270	40,362
Discover Financial Services	451	64,939
DocuSign, Inc.†	210	11,651
Dollar General Corp.	124	14,928
Dollar Tree, Inc.†	413	43,092
Dominion Energy, Inc.	604	32,290
Dow, Inc.	587	31,974
Dropbox, Inc., Class A†	623	14,902
Duke Energy Corp.	589	64,360
DuPont de Nemours, Inc.	410	34,317
eBay, Inc.	4,265	237,177
Ecolab, Inc.	2,305	531,740
Edison International	930	74,409
Edwards Lifesciences Corp.†	1,394	87,892
Electronic Arts, Inc.	1,072	161,808
Elevance Health, Inc.	1,413	751,758
Eli Lilly & Co.	2,831	2,276,888
Emerson Electric Co.	4,354	509,897
Enphase Energy, Inc.†	89	10,245
EOG Resources, Inc.	1,967	249,416
Equinix, Inc.	320	252,877
Equity LifeStyle Properties, Inc.	767	52,678
Security Description	Shares or Principal Amount	Value

United States (continued)
Estee Lauder Cos., Inc., Class A	138	$ 13,746
Etsy, Inc.†	129	8,403
Evercore, Inc., Class A	174	43,568
Eversource Energy	485	31,481
Exact Sciences Corp.†	145	6,624
Exelon Corp.	832	30,950
Extra Space Storage, Inc.	988	157,705
Exxon Mobil Corp.	7,554	895,829
Fair Isaac Corp.†	263	420,800
Fastenal Co.	833	58,935
FedEx Corp.	269	81,305
Fidelity National Information Services, Inc.	387	29,733
Fifth Third Bancorp	949	40,181
First Horizon Corp.	4,506	75,385
First Solar, Inc.†	1,299	280,571
Fiserv, Inc.†	1,109	181,399
Ford Motor Co.	2,385	25,806
Fortinet, Inc.†	394	22,868
Freeport-McMoRan, Inc.	5,695	258,610
Gartner, Inc.†	601	301,215
GE HealthCare Technologies, Inc.	314	26,574
GE Vernova, Inc.†	2,770	493,725
General Dynamics Corp.	219	65,417
General Electric Co.	2,998	510,260
General Mills, Inc.	338	22,693
General Motors Co.	1,030	45,650
Gentex Corp.	2,017	62,648
Gilead Sciences, Inc.	1,856	141,167
Global Payments, Inc.	191	19,413
Goldman Sachs Group, Inc.	292	148,637
GRAIL, Inc.†	19	292
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,236	40,504
Hartford Financial Services Group, Inc.	832	92,285
HCA Healthcare, Inc.	2,006	728,278
HEICO Corp.	368	88,813
Hess Corp.	282	43,264
Hewlett Packard Enterprise Co.	1,734	34,524
Hilton Worldwide Holdings, Inc.	762	163,579
Hims & Hers Health, Inc.†	1,646	34,961
Home Depot, Inc.	2,697	992,928
Honeywell International, Inc.	352	72,072
Howmet Aerospace, Inc.	9,229	883,215
HP, Inc.	1,995	72,000
Hubbell, Inc.	150	59,348
HubSpot, Inc.†	44	21,869
Humana, Inc.	66	23,866
Huntington Ingalls Industries, Inc.	140	39,197
IDEXX Laboratories, Inc.†	587	279,482
Illinois Tool Works, Inc.	776	191,889
Illumina, Inc.†	114	13,976
Incyte Corp.†	228	14,836
Intel Corp.	1,878	57,730
Intercontinental Exchange, Inc.	1,776	269,171
International Business Machines Corp.	423	81,275
International Flavors & Fragrances, Inc.	1,533	152,503
International Paper Co.	435	20,219
Intuit, Inc.	986	638,287
Intuitive Surgical, Inc.†	1,226	545,092
IQVIA Holdings, Inc.†	930	228,994
Jabil, Inc.	105	11,830
Johnson & Johnson	3,663	578,205
JPMorgan Chase & Co.	11,900	2,532,320
Keurig Dr Pepper, Inc.	1,152	39,491

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
KeyCorp	1,951	$ 31,470
Keysight Technologies, Inc.†	164	22,889
Kimberly-Clark Corp.	2,216	299,271
Kimco Realty Corp.	1,774	38,549
Kinder Morgan, Inc.	4,626	97,747
KLA Corp.	254	209,060
Kroger Co.	393	21,419
Lam Research Corp.	657	605,255
Las Vegas Sands Corp.	391	15,511
Leidos Holdings, Inc.	1,128	162,883
Lennar Corp., Class A	558	98,727
Lennox International, Inc.	177	103,280
Liberty Broadband Corp., Class C†	249	16,780
Liberty Media Corp.-Liberty Formula One, Class C†	14,855	1,201,324
Loews Corp.	873	69,796
Lowe's Cos., Inc.	483	118,581
Lululemon Athletica, Inc.†	1,975	510,854
M&T Bank Corp.	393	67,663
Manhattan Associates, Inc.†	163	41,627
Marathon Petroleum Corp.	275	48,681
Markel Group, Inc.†	32	52,443
Marriott International, Inc., Class A	204	46,369
Marsh & McLennan Cos., Inc.	3,480	774,544
Marvell Technology, Inc.	1,606	107,570
Masco Corp.	789	61,424
Mastercard, Inc., Class A	2,378	1,102,702
Match Group, Inc.†	308	11,747
McDonald's Corp.	1,103	292,736
McKesson Corp.	289	178,319
Medpace Holdings, Inc.†	272	104,045
MercadoLibre, Inc.†	730	1,218,297
Merck & Co., Inc.	13,649	1,544,111
Meta Platforms, Inc., Class A	5,763	2,736,445
MetLife, Inc.	756	58,099
Mettler-Toledo International, Inc.†	47	71,488
MGIC Investment Corp.	2,396	59,517
Microchip Technology, Inc.	1,014	90,023
Micron Technology, Inc.	2,394	262,909
Microsoft Corp.	18,953	7,928,988
Mobileye Global, Inc., Class A†	1,380	28,980
Moderna, Inc.†	174	20,744
Mondelez International, Inc., Class A	3,913	267,454
MongoDB, Inc.†	46	11,609
Monolithic Power Systems, Inc.	9	7,768
Monster Beverage Corp.†	1,806	92,919
Moody's Corp.	1,358	619,900
Morgan Stanley	6,034	622,769
Motorola Solutions, Inc.	979	390,543
MSCI, Inc.	415	224,415
NetApp, Inc.	779	98,917
Netflix, Inc.†	1,892	1,188,838
Neurocrine Biosciences, Inc.†	604	85,508
Newmont Corp.	797	39,109
NextEra Energy, Inc.	9,110	695,913
NEXTracker, Inc., Class A†	2,377	116,806
NIKE, Inc., Class B	950	71,117
NiSource, Inc.	1,689	52,781
NMI Holdings, Inc., Class A†	1,048	41,239
Norfolk Southern Corp.	161	40,179
Nucor Corp.	484	78,863
Nutanix, Inc., Class A†	2,251	113,698
NVIDIA Corp.	63,842	7,470,791
Security Description	Shares or Principal Amount	Value

United States (continued)
NVR, Inc.†	51	$ 438,981
Occidental Petroleum Corp.	374	22,747
Okta, Inc.†	1,027	96,476
Old Dominion Freight Line, Inc.	410	86,174
Omnicom Group, Inc.	1,722	168,825
Oracle Corp.	5,513	768,788
O'Reilly Automotive, Inc.†	461	519,243
Otis Worldwide Corp.	1,574	148,743
Owens Corning	2,920	544,230
PACCAR, Inc.	1,860	183,508
Packaging Corp. of America	201	40,174
Palantir Technologies, Inc., Class A†	4,683	125,926
Palo Alto Networks, Inc.†	613	199,059
Parker-Hannifin Corp.	967	542,642
Paychex, Inc.	348	44,551
PayPal Holdings, Inc.†	1,827	120,180
PepsiCo, Inc.	5,127	885,279
Pfizer, Inc.	7,161	218,697
Phillips 66	279	40,589
Pinterest, Inc., Class A†	418	13,355
PNC Financial Services Group, Inc.	926	167,699
Primerica, Inc.	158	39,780
Procter & Gamble Co.	11,422	1,836,201
Progressive Corp.	1,279	273,859
Prologis, Inc.	2,212	278,823
Prudential Financial, Inc.	881	110,407
Public Storage	134	39,653
PulteGroup, Inc.	719	94,908
Pure Storage, Inc., Class A†	1,523	91,273
QUALCOMM, Inc.	2,101	380,176
Radian Group, Inc.	1,115	41,367
Regeneron Pharmaceuticals, Inc.†	206	222,313
Regions Financial Corp.	2,674	59,817
Reinsurance Group of America, Inc.	370	83,409
Republic Services, Inc.	269	52,272
ResMed, Inc.	115	24,524
Rivian Automotive, Inc., Class A†	1,129	18,527
ROBLOX Corp., Class A†	267	11,086
Roku, Inc.†	124	7,218
Rollins, Inc.	4,621	221,392
Roper Technologies, Inc.	115	62,646
Ross Stores, Inc.	235	33,659
RPM International, Inc.	343	41,661
RTX Corp.	800	93,992
S&P Global, Inc.	1,150	557,439
Salesforce, Inc.	2,867	741,980
SBA Communications Corp.	89	19,539
Sempra	1,231	98,554
ServiceNow, Inc.†	369	300,510
Sherwin-Williams Co.	1,652	579,522
Simon Property Group, Inc.	968	148,530
Snap, Inc., Class A†	768	10,230
Snap-on, Inc.	186	53,388
Snowflake, Inc., Class A†	593	77,315
Solventum Corp.†	92	5,417
Southern Co.	1,479	123,526
SS&C Technologies Holdings, Inc.	498	36,329
Starbucks Corp.	1,717	133,840
State Street Corp.	279	23,707
Steel Dynamics, Inc.	3,022	402,591
Stifel Financial Corp.	202	17,911
Stryker Corp.	1,875	613,969
Super Micro Computer, Inc.†	56	39,292

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Synopsys, Inc.†	322	$ 179,779
Sysco Corp.	450	34,493
Take-Two Interactive Software, Inc.†	141	21,225
Target Corp.	957	143,942
Terreno Realty Corp.	597	40,841
Tesla, Inc.†	4,118	955,664
Texas Instruments, Inc.	2,921	595,329
Texas Roadhouse, Inc.	728	127,116
Thermo Fisher Scientific, Inc.	1,412	866,036
TJX Cos., Inc.	6,546	739,829
T-Mobile US, Inc.	2,008	366,018
Trade Desk, Inc., Class A†	2,245	201,781
TransDigm Group, Inc.	255	330,026
Truist Financial Corp.	3,219	143,857
Twilio, Inc., Class A†	139	8,219
Uber Technologies, Inc.†	6,501	419,119
Union Pacific Corp.	2,603	642,238
United Parcel Service, Inc., Class B	657	85,653
United Rentals, Inc.	157	118,865
United Therapeutics Corp.†	610	191,107
UnitedHealth Group, Inc.	3,305	1,904,209
Unum Group	709	40,789
US Bancorp	4,590	205,999
Valero Energy Corp.	821	132,772
Veeva Systems, Inc., Class A†	201	38,578
Ventas, Inc.	528	28,744
Veralto Corp.	277	29,517
VeriSign, Inc.†	160	29,922
Verisk Analytics, Inc.	416	108,888
Verizon Communications, Inc.	6,417	260,017
Vertex Pharmaceuticals, Inc.†	1,011	501,173
Vertiv Holdings Co., Class A	389	30,614
Viatris, Inc.	1,415	17,065
Visa, Inc., Class A	6,791	1,804,165
Walgreens Boots Alliance, Inc.	614	7,288
Walmart, Inc.	15,171	1,041,337
Walt Disney Co.	3,500	327,915
Warner Bros. Discovery, Inc.†	1,816	15,708
Waste Management, Inc.	1,777	360,127
Watsco, Inc.	113	55,312
WEC Energy Group, Inc.	522	44,923
Wells Fargo & Co.	6,795	403,215
Welltower, Inc.	1,981	220,386
West Pharmaceutical Services, Inc.	55	16,839
Weyerhaeuser Co.	878	27,885
Williams Cos., Inc.	925	39,720
Workday, Inc., Class A†	145	32,932
WW Grainger, Inc.	85	83,029
Yum! Brands, Inc.	231	30,684
Zebra Technologies Corp., Class A†	73	25,637
Zimmer Biomet Holdings, Inc.	193	21,491
Zoetis, Inc.	753	135,570
Zscaler, Inc.†	535	95,952
		124,621,164
Total Common Stocks (cost $159,887,266)		206,341,406
CORPORATE BONDS & NOTES — 36.6%
Australia — 0.1%
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	$ 419,000	357,848
Security Description	Shares or Principal Amount	Value

Bermuda — 0.1%
Aircastle, Ltd.
6.50%, 07/18/2028*	$ 347,000	$ 359,327
British Virgin Islands — 0.2%
TSMC Global, Ltd.
1.25%, 04/23/2026*	1,000,000	940,887
Canada — 1.2%
Canadian Natural Resources, Ltd.
2.95%, 07/15/2030	904,000	811,196
CCL Industries, Inc.
3.05%, 06/01/2030*	765,000	691,774
Cenovus Energy, Inc.
2.65%, 01/15/2032	143,000	120,749
Magna International, Inc.
5.50%, 03/21/2033	811,000	842,617
Rogers Communications, Inc.
4.55%, 03/15/2052	3,971,000	3,323,499
		5,789,835
Cayman Islands — 0.2%
Avolon Holdings Funding, Ltd.
2.88%, 02/15/2025*	303,000	297,925
5.75%, 11/15/2029*	856,000	871,674
		1,169,599
France — 0.2%
Societe Generale SA
2.80%, 01/19/2028*	1,165,000	1,093,495
Free of Tax — 0.2%
Bacardi, Ltd./Bacardi-Martini BV
5.40%, 06/15/2033*	815,000	814,528
Germany — 0.5%
Deutsche Bank AG
2.31%, 11/16/2027	1,050,000	981,601
7.08%, 02/10/2034	303,000	315,658
7.15%, 07/13/2027	1,008,000	1,041,536
		2,338,795
Ireland — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	3,503,000	3,333,126
3.30%, 01/30/2032	2,318,000	2,040,540
Bank of Ireland Group PLC
2.03%, 09/30/2027*	2,190,000	2,042,487
5.60%, 03/20/2030*	1,397,000	1,413,718
Trane Technologies Financing, Ltd.
5.25%, 03/03/2033	864,000	886,423
		9,716,294
Italy — 0.4%
UniCredit SpA
3.13%, 06/03/2032*	2,003,000	1,739,401
Netherlands — 0.2%
JDE Peet's NV
1.38%, 01/15/2027*	1,213,000	1,112,066
Spain — 0.2%
Banco Santander SA
2.75%, 12/03/2030	1,000,000	859,153
Switzerland — 1.2%
UBS Group AG
3.09%, 05/14/2032*	6,527,000	5,705,451

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United Kingdom — 0.7%
Anglo American Capital PLC
2.63%, 09/10/2030*	$ 2,653,000	$ 2,312,759
Barclays PLC
5.50%, 08/09/2028	864,000	873,576
		3,186,335
United States — 29.1%
AbbVie, Inc.
5.40%, 03/15/2054	903,000	914,796
AES Corp.
2.45%, 01/15/2031	1,179,000	992,292
Alexandria Real Estate Equities, Inc.
2.95%, 03/15/2034	2,094,000	1,743,313
4.75%, 04/15/2035	390,000	370,232
5.25%, 05/15/2036	165,000	163,023
American Tower Corp.
2.10%, 06/15/2030	2,096,000	1,803,218
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	2,940,000	2,580,039
5.00%, 06/15/2034	758,000	768,707
AT&T, Inc.
3.50%, 06/01/2041	1,245,000	979,606
4.85%, 03/01/2039	990,000	934,835
Bank of America Corp.
1.90%, 07/23/2031	914,000	770,969
2.88%, 10/22/2030	2,582,000	2,345,276
4.38%, 01/27/2027(1)	2,251,000	2,125,980
5.29%, 04/25/2034	1,683,000	1,698,726
Bank of New York Mellon Corp.
5.19%, 03/14/2035	2,570,000	2,592,315
Barrick North America Finance LLC
5.75%, 05/01/2043	1,058,000	1,085,878
Becton Dickinson & Co.
5.08%, 06/07/2029	859,000	872,971
Boeing Co.
3.25%, 02/01/2028	1,872,000	1,745,586
3.75%, 02/01/2050	557,000	381,139
3.95%, 08/01/2059	863,000	574,521
Boston Properties LP
3.25%, 01/30/2031	2,234,000	1,937,864
3.40%, 06/21/2029	750,000	681,123
Capital One Financial Corp.
6.05%, 02/01/2035	524,000	538,555
Carrier Global Corp.
2.70%, 02/15/2031	1,025,000	904,573
5.90%, 03/15/2034	808,000	864,605
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	2,944,000	1,857,786
3.90%, 06/01/2052	699,000	453,094
6.55%, 06/01/2034	176,000	180,529
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	700,000	662,246
Cigna Corp.
2.38%, 03/15/2031	2,535,000	2,173,795
Cigna Group
5.25%, 02/15/2034	612,000	618,377
ConocoPhillips Co.
5.30%, 05/15/2053	401,000	390,833
Continental Resources, Inc.
2.88%, 04/01/2032*	981,000	814,330
4.38%, 01/15/2028	812,000	792,236
Security Description	Shares or Principal Amount	Value

United States (continued)
Crown Castle, Inc.
2.25%, 01/15/2031	$ 2,110,000	$ 1,782,267
Dell International LLC/EMC Corp.
4.90%, 10/01/2026	750,000	749,991
Diamondback Energy, Inc.
3.13%, 03/24/2031	1,134,000	1,018,151
Digital Realty Trust LP
3.60%, 07/01/2029	913,000	862,084
Discover Financial Services
6.70%, 11/29/2032	824,000	886,944
7.96%, 11/02/2034	877,000	1,010,244
Discovery Communications LLC
3.95%, 03/20/2028	561,000	527,904
Duke Energy Carolinas LLC
3.55%, 03/15/2052	305,000	222,281
Energy Transfer LP
5.25%, 04/15/2029	750,000	761,167
5.55%, 05/15/2034	1,299,000	1,310,662
EQT Corp.
3.90%, 10/01/2027	1,972,000	1,908,643
5.70%, 04/01/2028	338,000	344,566
Equinix Europe 2 Financing Corp. LLC
5.50%, 06/15/2034	280,000	285,784
Equinix, Inc.
2.15%, 07/15/2030	1,157,000	996,025
3.90%, 04/15/2032	508,000	473,590
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	1,632,000	1,470,813
Essex Portfolio LP
2.65%, 03/15/2032	1,119,000	948,869
Five Corners Funding Trust III
5.79%, 02/15/2033*	1,141,000	1,190,915
Flowers Foods, Inc.
2.40%, 03/15/2031	496,000	420,871
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	1,220,000	1,120,154
4.00%, 11/13/2030	1,149,000	1,044,131
6.80%, 11/07/2028	589,000	617,541
General Motors Financial Co., Inc.
5.35%, 07/15/2027	1,429,000	1,443,719
5.75%, 02/08/2031	290,000	296,745
GLP Capital LP/GLP Financing II, Inc.
5.63%, 09/15/2034	1,078,000	1,073,313
HCA, Inc.
4.63%, 03/15/2052	1,277,000	1,054,611
Hess Corp.
4.30%, 04/01/2027	2,965,000	2,928,326
High Street Funding Trust II
4.68%, 02/15/2048*	395,000	324,990
Highwoods Realty LP
4.20%, 04/15/2029	439,000	411,929
7.65%, 02/01/2034	535,000	589,640
Host Hotels & Resorts LP
5.70%, 07/01/2034	526,000	531,311
IQVIA, Inc.
6.25%, 02/01/2029	610,000	637,358
JPMorgan Chase & Co.
3.65%, 06/01/2026(1)	1,480,000	1,405,398
Keysight Technologies, Inc.
3.00%, 10/30/2029	1,220,000	1,111,881
Kilroy Realty LP
2.50%, 11/15/2032	1,098,000	847,628
6.25%, 01/15/2036	331,000	326,119

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Kimco Realty OP LLC
6.40%, 03/01/2034	$ 1,001,000	$ 1,087,793
M&T Bank Corp.
5.13%, 11/01/2026(1)	617,000	589,354
Marathon Oil Corp.
5.30%, 04/01/2029	564,000	576,433
6.60%, 10/01/2037	1,785,000	1,983,855
Marathon Petroleum Corp.
4.50%, 04/01/2048	864,000	710,781
Metropolitan Life Global Funding I
5.15%, 03/28/2033*	1,743,000	1,762,733
Mid-America Apartments LP
2.75%, 03/15/2030	894,000	808,070
Morgan Stanley
1.93%, 04/28/2032	3,160,000	2,599,054
Motorola Solutions, Inc.
2.75%, 05/24/2031	2,313,000	2,015,591
MPLX LP
4.50%, 04/15/2038	750,000	676,619
4.95%, 03/14/2052	583,000	508,061
5.00%, 03/01/2033	515,000	503,878
Northwestern Mutual Global Funding
5.16%, 05/28/2031*	855,000	878,416
NRG Energy, Inc.
2.45%, 12/02/2027*	2,326,000	2,134,384
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	2,500,000	2,204,011
ONEOK, Inc.
4.35%, 03/15/2029	250,000	244,923
Oracle Corp.
4.65%, 05/06/2030	1,349,000	1,346,164
Pacific Gas & Electric Co.
3.30%, 08/01/2040	419,000	306,208
PG&E Energy Recovery Funding LLC
2.28%, 01/15/2038	644,000	514,723
2.82%, 07/15/2046	853,000	600,907
Phillips Edison Grocery Center Operating Partnership I LP
5.75%, 07/15/2034	250,000	253,683
Piedmont Operating Partnership LP
3.15%, 08/15/2030	699,000	577,821
9.25%, 07/20/2028	714,000	780,610
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	501,000	467,584
3.80%, 09/15/2030	417,000	390,203
4.70%, 06/15/2044	1,000,000	852,216
PNC Financial Services Group, Inc.
6.20%, 09/15/2027(1)	483,000	481,746
6.88%, 10/20/2034	960,000	1,068,397
Prudential Financial, Inc.
5.13%, 03/01/2052	645,000	606,640
Quanta Services, Inc.
2.90%, 10/01/2030	885,000	794,149
3.05%, 10/01/2041	259,000	187,860
Realty Income Corp.
4.90%, 07/15/2033	886,000	873,470
Republic Services, Inc.
1.45%, 02/15/2031	686,000	560,024
5.00%, 12/15/2033	425,000	427,209
Ross Stores, Inc.
1.88%, 04/15/2031	2,408,000	2,010,830
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,462,000	1,430,512
Security Description	Shares or Principal Amount	Value

United States (continued)
Sempra Energy
3.80%, 02/01/2038	$ 887,000	$ 747,900
Southern California Edison Co.
4.20%, 03/01/2029	1,000,000	975,055
Stanley Black & Decker, Inc.
4.00%, 03/15/2060	813,000	750,467
Targa Resources Corp.
4.20%, 02/01/2033	1,034,000	951,115
T-Mobile USA, Inc.
3.88%, 04/15/2030	1,822,000	1,737,578
Tractor Supply Co.
1.75%, 11/01/2030	2,428,000	2,027,756
5.25%, 05/15/2033	135,000	136,654
Truist Financial Corp.
4.80%, 09/01/2024(1)	3,592,000	3,538,136
UnitedHealth Group, Inc.
5.00%, 04/15/2034	507,000	509,152
5.88%, 02/15/2053	1,107,000	1,171,446
Verizon Communications, Inc.
3.55%, 03/22/2051	1,801,000	1,327,956
VMware, Inc.
1.80%, 08/15/2028	2,071,000	1,845,624
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	1,220,000	1,130,330
5.05%, 03/15/2042	792,000	624,796
5.14%, 03/15/2052	3,547,000	2,638,758
Wells Fargo & Co.
2.88%, 10/30/2030	2,171,000	1,966,732
3.35%, 03/02/2033	1,269,000	1,125,409
3.90%, 03/15/2026(1)	2,066,000	1,981,762
4.90%, 07/25/2033	1,658,000	1,629,603
5.39%, 04/24/2034	478,000	483,560
Western Midstream Operating LP
4.75%, 08/15/2028	1,830,000	1,800,876
Westlake Corp.
3.38%, 06/15/2030	385,000	355,831
Xylem, Inc.
2.25%, 01/30/2031	680,000	581,803
		135,103,144
Total Corporate Bonds & Notes (cost $182,443,665)		170,286,158
UNAFFILIATED INVESTMENT COMPANIES — 4.1%
United States — 4.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	167,844	18,388,989
VanEck Gold Miners ETF	22,349	847,697
Total Unaffiliated Investment Companies (cost $19,012,548)		19,236,686
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Exchange - traded put option on the S&P 500 Index (Expiration Date: 08/16/2024; Strike Price: $4,500.00)	150	15,375
Exchange - traded put option on the S&P 500 Index (Expiration Date: 09/20/2024; Strike Price: $4,650.00)	127	89,535
Over the Counter put option on the S&P 500 Index (Expiration Date: 10/18/2024; Strike Price: $4,710.00; Counterparty: UBS Securities LLC)	119	177,310
Total Purchased Options (cost $560,823)		282,220

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(2) (cost $0)	52	$ 0
Total Long-Term Investment Securities (cost $361,904,302)		396,146,470
SHORT-TERM INVESTMENTS — 12.6%
U.S. Government — 10.8%
United States Treasury Bills
5.17%, 10/08/2024	$15,000,000	14,853,219
5.19%, 10/15/2024	35,700,000	35,317,217
		50,170,436
Unaffiliated Investment Companies — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.37%(3)	8,254,612	8,257,088
Total Short-Term Investments (cost $58,422,386)		58,427,524
TOTAL INVESTMENTS (cost $420,326,688)(4)	97.8%	454,573,994
Other assets less liabilities	2.2	10,088,300
NET ASSETS	100.0%	$464,662,294
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Schroders VCP Global Allocation Portfolio has no right to demand registration of these securities. At July 31, 2024, the aggregate value of these securities was $29,305,690 representing 6.3% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Securities classified as Level 3 (see Note 2).
(3)	The rate shown is the 7-day yield as of July 31, 2024.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CDI—Chess Depositary Interest
ETF—Exchange Traded Fund
LSE—London Stock Exchange
NYSE—New York Stock Exchange
OTC—Over the Counter
SEHK—Hong Kong Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
126	Long	Australian 10 Year Bonds	September 2024	$ 9,347,527	$ 9,498,947	$ 151,420
55	Long	E-Mini S&P Select Sector Index - Financial	September 2024	7,250,373	7,464,188	213,815
312	Long	S&P 500 E-Mini Index	September 2024	85,758,907	86,704,800	945,893
18	Long	S&P/Toronto Stock Exchange 60 Index	September 2024	3,424,793	3,612,125	187,332
32	Long	SPI 200 Index	September 2024	4,026,810	4,217,192	190,382
110	Long	U.S. Treasury 2 Year Notes	September 2024	22,397,225	22,590,391	193,166
92	Long	U.S. Treasury 5 Year Notes	September 2024	9,732,915	9,925,938	193,023
142	Long	U.S. Treasury Long Bonds	September 2024	16,298,782	17,150,937	852,155
						$2,927,186
						Unrealized (Depreciation)
59	Long	Euro STOXX 50 Index	September 2024	$ 3,184,882	$ 3,127,507	$ (57,375)
10	Long	TOPIX Index	September 2024	1,909,946	1,867,094	(42,852)
108	Short	Canada 10 Year Bonds	September 2024	9,438,987	9,616,861	(177,874)
67	Short	E-Mini Russell 2000 Index	September 2024	7,279,016	7,614,550	(335,534)
321	Short	Euro-Schatz	September 2024	36,581,202	36,850,690	(269,488)
10	Short	FTSE 100 Index	September 2024	1,052,402	1,074,399	(21,997)
154	Short	MSCI Emerging Markets Index	September 2024	8,239,779	8,443,050	(203,271)
137	Short	U.S. Treasury 10 Year Notes	September 2024	14,861,648	15,318,313	(456,665)
						$(1,565,056)
		Net Unrealized Appreciation (Depreciation)				$1,362,130
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	GBP	1,840,490	USD	2,378,544	08/28/2024	$ 11,903	$ —
	SGD	3,649,000	USD	2,718,051	08/28/2024	—	(15,374)
	USD	2,388,833	CLP	2,169,658,000	08/22/2024	—	(85,605)
	USD	9,461,133	GBP	7,320,000	08/28/2024	—	(48,525)
						11,903	(149,504)
Barclays Bank PLC	BRL	12,715,000	USD	2,257,835	08/02/2024	9,840	—
	CAD	3,227,000	USD	2,356,536	08/28/2024	17,465	—
	CHF	5,898,319	JPY	1,045,359,803	08/28/2024	266,812	—
	EUR	8,839,000	USD	9,631,184	08/28/2024	53,617	—
	JPY	1,052,063,000	USD	6,722,302	08/28/2024	—	(327,701)
	USD	2,245,633	BRL	12,715,000	08/02/2024	2,362	—
	USD	2,250,323	BRL	12,715,000	09/04/2024	—	(9,675)
	USD	7,742,112	CHF	6,853,000	08/28/2024	86,793	—
	USD	2,423,531	MXN	43,667,000	08/28/2024	—	(89,174)
						436,889	(426,550)
Citibank, N.A.	BRL	12,715,000	USD	2,245,633	08/02/2024	—	(2,362)
	CHF	6,316,000	USD	7,135,903	08/28/2024	—	(79,529)
	GBP	906,510	USD	1,171,975	08/28/2024	6,316	—
	USD	2,322,701	BRL	12,715,000	08/02/2024	—	(74,706)
	USD	2,132,337	HKD	16,639,000	08/28/2024	—	(985)
	USD	544,216	SEK	5,781,000	08/28/2024	—	(3,690)
						6,316	(161,272)
Goldman Sachs International	DKK	5,377,000	USD	786,249	08/28/2024	5,304	—
	USD	4,195,734	AUD	6,263,000	08/28/2024	—	(97,238)
	USD	408,195	NOK	4,429,000	08/28/2024	—	(1,997)
						5,304	(99,235)
Morgan Stanley & Co. International PLC	USD	6,258,785	CAD	8,571,000	08/28/2024	—	(46,150)
UBS AG	EUR	1,833,000	USD	1,997,270	08/28/2024	11,108	—
	USD	3,173,653	JPY	496,685,534	08/28/2024	154,698	—
						165,806	—
Unrealized Appreciation (Depreciation)						$626,218	$(882,711)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
JPY—Japanese Yen
MXN—Mexican Peso
NOK—Norwegian Krone
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

Industry Allocation*
Banks	12.8%
Short-Term Investments	12.6
REITS	5.3
Semiconductors	4.8
Pharmaceuticals	4.6
Internet	4.6
Software	4.5
Oil & Gas	4.4
Unaffiliated Investment Companies	4.1
Telecommunications	3.1
Diversified Financial Services	3.0
Insurance	2.9
Pipelines	2.3
Retail	2.2

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Industry Allocation*(continued)
Computers	1.9%
Electric	1.9
Beverages	1.9
Healthcare-Services	1.8
Commercial Services	1.6
Auto Manufacturers	1.6
Cosmetics/Personal Care	1.4
Healthcare-Products	1.3
Mining	1.3
Media	1.1
Aerospace/Defense	1.0
Building Materials	0.9
Entertainment	0.9
Electrical Components & Equipment	0.8
Food	0.7
Distribution/Wholesale	0.6
Machinery-Diversified	0.6
Chemicals	0.6
Miscellaneous Manufacturing	0.6
Electronics	0.5
Auto Parts & Equipment	0.5
Biotechnology	0.5
Household Products/Wares	0.4
Environmental Control	0.3
Machinery-Construction & Mining	0.3
Energy-Alternate Sources	0.3
Transportation	0.2
Packaging & Containers	0.2
Hand/Machine Tools	0.2
Advertising	0.2
Home Builders	0.1
Iron/Steel	0.1
Leisure Time	0.1
Apparel	0.1
Purchased Options	0.1
97.8%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$328,563	$—	$—	$328,563
Canada	2,704,086	—	—	2,704,086
Cayman Islands	1,784,813	1,222,051	—	3,006,864
Curacao	164,669	—	—	164,669
Ireland	1,805,692	54,975	—	1,860,667
Israel	32,106	—	—	32,106
Jersey	986,430	74,063	—	1,060,493
Liberia	25,702	—	—	25,702
Luxembourg	81,514	37,989	—	119,503
Netherlands	139,738	3,249,707	—	3,389,445
Puerto Rico	39,205	—	—	39,205
Switzerland	728,845	6,403,067	—	7,131,912
Taiwan	2,429,467	—	—	2,429,467
United States	124,621,164	—	—	124,621,164
Other Countries	—	59,427,560	—	59,427,560
Corporate Bonds & Notes	—	170,286,158	—	170,286,158
Unaffiliated Investment Companies	19,236,686	—	—	19,236,686
Purchased Options	282,220	—	—	282,220
Warrants	—	—	0	0

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investments:
U.S. Government	$—	$50,170,436	$—	$50,170,436
Other Short-Term Investments	8,257,088	—	—	8,257,088
Total Investments at Value	$163,647,988	$290,926,006	$0	$454,573,994
Other Financial Instruments:†
Futures Contracts	$2,927,186	$—	$—	$2,927,186
Forward Foreign Currency Contracts	—	626,218	—	626,218
Total Other Financial Instruments	$2,927,186	$626,218	$—	$3,553,404
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,565,056	$—	$—	$1,565,056
Forward Foreign Currency Contracts	—	882,711	—	882,711
Total Other Financial Instruments	$1,565,056	$882,711	$—	$2,447,767
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.4%
Advertising — 0.1%
Advantage Solutions, Inc.†	12,904	$ 51,745
Boston Omaha Corp., Class A†	2,971	43,674
Clear Channel Outdoor Holdings, Inc.†	42,072	69,839
National CineMedia, Inc.†	8,546	51,618
Stagwell, Inc.†	10,928	72,999
		289,875
Aerospace/Defense — 1.1%
AAR Corp.†	4,156	268,478
AeroVironment, Inc.†	3,156	563,472
AerSale Corp.†	4,047	27,277
Amprius Technologies, Inc.†	1,689	2,027
Archer Aviation, Inc., Class A†	28,150	117,386
Astronics Corp.†	3,455	79,569
Barnes Group, Inc.	5,600	225,904
Bridger Aerospace Group Holdings, Inc.†	1,082	3,636
Ducommun, Inc.†	1,637	105,046
Eve Holding, Inc.†	2,140	7,362
Intuitive Machines, Inc.†	3,433	13,663
Joby Aviation, Inc.†	48,459	289,785
Kratos Defense & Security Solutions, Inc.†	17,841	402,136
Leonardo DRS, Inc.†	8,877	250,331
Mercury Systems, Inc.†	6,610	234,986
Moog, Inc., Class A	3,425	671,642
National Presto Industries, Inc.	624	47,717
Redwire Corp.†	2,705	19,151
Rocket Lab USA, Inc.†	41,951	219,823
Triumph Group, Inc.†	7,780	127,514
Virgin Galactic Holdings, Inc.†	2,273	16,161
VirTra, Inc.†	1,275	11,182
		3,704,248
Agriculture — 0.4%
Alico, Inc.	857	25,239
Andersons, Inc.	3,936	214,630
Dole PLC	9,050	134,393
Fresh Del Monte Produce, Inc.	4,076	102,104
Ispire Technology, Inc.†	2,316	17,694
Limoneira Co.	1,996	43,992
Tejon Ranch Co.†	2,524	47,956
Turning Point Brands, Inc.	2,067	77,967
Universal Corp.	2,898	154,811
Vector Group, Ltd.	17,708	226,308
Vital Farms, Inc.†	3,929	143,369
		1,188,463
Airlines — 0.3%
Allegiant Travel Co.	1,868	104,739
Frontier Group Holdings, Inc.†	5,085	20,035
Hawaiian Holdings, Inc.†	6,154	78,710
JetBlue Airways Corp.†	36,937	236,766
SkyWest, Inc.†	4,777	381,873
Spirit Airlines, Inc.	13,236	39,840
Sun Country Airlines Holdings, Inc.†	4,762	62,382
Wheels Up Experience, Inc.†	10,814	28,441
		952,786
Apparel — 0.5%
Hanesbrands, Inc.†	42,604	253,068
Kontoor Brands, Inc.	6,712	470,847
Oxford Industries, Inc.	1,788	188,330
Rocky Brands, Inc.	873	29,926
Steven Madden, Ltd.	8,741	396,317
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Superior Group of Cos., Inc.	1,568	$ 31,234
Torrid Holdings, Inc.†	1,476	12,251
Weyco Group, Inc.	730	25,411
Wolverine World Wide, Inc.	9,572	142,336
		1,549,720
Auto Manufacturers — 0.2%
Blue Bird Corp.†	3,876	202,017
Canoo, Inc.†	7,164	14,400
Hyliion Holdings Corp.†	16,993	37,724
REV Group, Inc.	6,192	180,683
Wabash National Corp.	5,384	115,702
Workhorse Group, Inc.†	1	1
		550,527
Auto Parts & Equipment — 1.1%
Adient PLC†	10,963	282,407
Aeva Technologies, Inc.†	2,747	9,972
American Axle & Manufacturing Holdings, Inc.†	13,863	103,002
Aurora Innovation, Inc.†	101,389	405,556
Commercial Vehicle Group, Inc.†	3,969	21,631
Cooper-Standard Holdings, Inc.†	2,036	30,092
Dana, Inc.	15,745	200,119
Dorman Products, Inc.†	3,164	320,735
Douglas Dynamics, Inc.	2,733	79,011
Fox Factory Holding Corp.†	5,099	272,236
Gentherm, Inc.†	3,789	209,077
Goodyear Tire & Rubber Co.†	34,357	401,977
Holley, Inc.†	5,614	22,119
indie Semiconductor, Inc., Class A†	19,778	118,272
Luminar Technologies, Inc.†	40,427	67,109
Methode Electronics, Inc.	4,089	51,767
Miller Industries, Inc.	1,338	90,904
Phinia, Inc.	5,477	244,822
SES AI Corp.†	15,703	19,315
Shyft Group, Inc.	4,074	68,321
Solid Power, Inc.†	18,800	35,344
Standard Motor Products, Inc.	2,610	85,425
Titan International, Inc.†	6,018	51,273
Visteon Corp.†	3,290	380,126
XPEL, Inc.†	3,045	124,449
		3,695,061
Banks — 8.9%
1st Source Corp.	2,213	140,636
ACNB Corp.	998	41,397
Alerus Financial Corp.	2,150	48,268
Amalgamated Financial Corp.	2,159	68,678
Amerant Bancorp, Inc.	3,574	80,379
Ameris Bancorp	7,938	483,345
Ames National Corp.	1,060	23,140
Arrow Financial Corp.	1,980	62,410
Associated Banc-Corp	18,057	414,950
Atlantic Union Bankshares Corp.	10,784	445,271
BancFirst Corp.	2,403	258,154
Bancorp, Inc.†	6,030	312,595
Bank First Corp.	1,182	109,571
Bank of Hawaii Corp.	4,713	323,265
Bank of Marin Bancorp	1,933	39,259
Bank of N.T. Butterfield & Son, Ltd.	5,609	215,049
Bank7 Corp.	479	19,869
BankUnited, Inc.	8,993	346,410
Bankwell Financial Group, Inc.	778	21,901
Banner Corp.	4,139	245,112

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bar Harbor Bankshares	1,802	$ 57,592
BayCom Corp.	1,279	30,811
BCB Bancorp, Inc.	1,800	22,824
Blue Foundry Bancorp†	2,499	28,214
Bridgewater Bancshares, Inc.†	2,429	33,544
Burke & Herbert Financial Services Corp.	1,565	105,950
Business First Bancshares, Inc.	2,907	73,896
Byline Bancorp, Inc.	3,755	105,328
Cadence Bank	21,967	722,055
California Bancorp, Inc.†	933	23,409
Camden National Corp.	1,752	73,023
Capital Bancorp, Inc.	1,109	28,268
Capital City Bank Group, Inc.	1,662	59,001
Carter Bankshares, Inc.†	2,750	44,798
Cathay General Bancorp	8,394	372,022
Central Pacific Financial Corp.	3,217	83,932
Chemung Financial Corp.	394	19,211
ChoiceOne Financial Services, Inc.	848	23,320
Citizens & Northern Corp.	1,793	36,308
Citizens Financial Services, Inc.	545	29,136
City Holding Co.	1,767	215,397
Civista Bancshares, Inc.	1,849	33,190
CNB Financial Corp.	2,485	63,765
Coastal Financial Corp.†	1,354	71,356
Colony Bankcorp, Inc.	1,997	31,013
Community Bank System, Inc.	6,308	389,077
Community Trust Bancorp, Inc.	1,852	93,933
Community West Bancshares	2,041	42,330
ConnectOne Bancorp, Inc.	4,370	105,841
CrossFirst Bankshares, Inc.†	5,474	101,488
Customers Bancorp, Inc.†	3,571	230,258
CVB Financial Corp.	15,976	304,503
Dime Community Bancshares, Inc.	4,274	108,047
Eagle Bancorp, Inc.	3,561	76,633
Eastern Bankshares, Inc.	23,265	387,130
Enterprise Bancorp, Inc.	1,179	34,839
Enterprise Financial Services Corp.	4,464	236,012
Equity Bancshares, Inc., Class A	1,753	70,996
Esquire Financial Holdings, Inc.	851	52,481
Farmers & Merchants Bancorp, Inc.	1,536	42,286
Farmers National Banc Corp.	4,390	68,528
FB Financial Corp.	4,284	200,020
Fidelity D&D Bancorp, Inc.	573	29,739
Financial Institutions, Inc.	1,830	48,166
First Bancorp	4,828	201,810
First Bancorp, Inc.	1,292	36,370
First BanCorp/Puerto Rico	19,850	425,782
First Bancshares, Inc.	3,706	123,484
First Bank	2,542	39,248
First Busey Corp.	6,425	176,302
First Business Financial Services, Inc.	950	43,719
First Commonwealth Financial Corp.	12,196	220,504
First Community Bankshares, Inc.	2,066	92,515
First Financial Bancorp	11,386	311,521
First Financial Bankshares, Inc.	15,691	603,476
First Financial Corp.	1,380	62,045
First Foundation, Inc.	6,309	44,163
First Internet Bancorp	979	36,282
First Interstate BancSystem, Inc., Class A	9,450	298,336
First Merchants Corp.	7,032	283,741
First Mid Bancshares, Inc.	2,757	105,841
First of Long Island Corp.	2,579	33,836
Security Description	Shares or Principal Amount	Value

Banks (continued)
Five Star Bancorp	1,962	$ 57,683
Fulton Financial Corp.	21,544	417,307
FVCBankcorp, Inc.†	1,979	25,094
German American Bancorp, Inc.	3,436	135,172
Glacier Bancorp, Inc.	13,738	614,226
Great Southern Bancorp, Inc.	1,039	65,052
Guaranty Bancshares, Inc.	961	33,183
Hancock Whitney Corp.	10,464	572,695
Hanmi Financial Corp.	3,626	73,970
HarborOne Bancorp, Inc.	4,790	63,947
HBT Financial, Inc.	1,545	35,535
Heartland Financial USA, Inc.	5,113	278,761
Heritage Commerce Corp.	7,186	74,375
Heritage Financial Corp.	4,133	95,762
Hilltop Holdings, Inc.	5,617	185,305
Home BancShares, Inc.	22,723	643,743
HomeStreet, Inc.	2,207	31,781
Hope Bancorp, Inc.	13,979	183,964
Horizon Bancorp, Inc.	5,226	83,459
Independent Bank Corp.	5,119	328,384
Independent Bank Corp.	2,404	83,395
Independent Bank Group, Inc.	4,370	258,092
International Bancshares Corp.	6,519	439,641
Investar Holding Corp.	1,115	20,628
John Marshall Bancorp, Inc.	1,510	29,188
Kearny Financial Corp.	6,604	47,549
Lakeland Financial Corp.	3,000	205,590
LCNB Corp.	1,495	22,859
LINKBANCORP, Inc.	2,668	19,450
Live Oak Bancshares, Inc.	4,181	188,730
Mercantile Bank Corp.	1,902	91,981
Merchants Bancorp	2,067	93,015
Metrocity Bankshares, Inc.	2,225	70,332
Metropolitan Bank Holding Corp.†	1,275	67,231
Mid Penn Bancorp, Inc.	1,804	53,489
Middlefield Banc Corp.	876	23,617
Midland States Bancorp, Inc.	2,535	60,181
MidWestOne Financial Group, Inc.	1,755	51,439
MVB Financial Corp.	1,383	31,768
National Bank Holdings Corp., Class A	4,450	186,366
National Bankshares, Inc.	693	22,024
NB Bancorp, Inc.†	4,694	89,749
NBT Bancorp, Inc.	5,550	272,061
Nicolet Bankshares, Inc.	1,604	161,298
Northeast Bank	804	58,419
Northeast Community Bancorp, Inc.	1,485	33,828
Northrim BanCorp, Inc.	642	43,913
Norwood Financial Corp.	900	26,532
Oak Valley Bancorp	822	23,402
OFG Bancorp	5,606	254,625
Old National Bancorp	37,941	759,579
Old Second Bancorp, Inc.	5,254	88,898
Orange County Bancorp, Inc.	616	38,309
Origin Bancorp, Inc.	3,540	121,634
Orrstown Financial Services, Inc.	2,211	77,739
Park National Corp.	1,737	307,380
Parke Bancorp, Inc.	1,266	24,763
Pathward Financial, Inc.	3,081	208,091
PCB Bancorp	1,315	25,340
Peapack-Gladstone Financial Corp.	2,015	56,944
Peoples Bancorp Of Nc	548	17,415
Peoples Bancorp, Inc.	4,170	138,736
Peoples Financial Services Corp.	1,110	55,134

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Pioneer Bancorp, Inc.†	1,404	$ 15,655
Plumas Bancorp	662	28,645
Ponce Financial Group, Inc.†	2,332	23,087
Preferred Bank	1,497	128,832
Premier Financial Corp.	4,262	107,999
Primis Financial Corp.	2,439	32,195
Princeton Bancorp, Inc.	610	23,863
Provident Bancorp, Inc.†	1,890	20,582
QCR Holdings, Inc.	1,975	150,969
RBB Bancorp	2,055	47,409
Red River Bancshares, Inc.	570	31,760
Renasant Corp.	6,673	229,484
Republic Bancorp, Inc., Class A	999	65,554
S&T Bancorp, Inc.	4,595	203,926
Sandy Spring Bancorp, Inc.	5,298	162,278
Seacoast Banking Corp. of Florida	10,186	283,578
ServisFirst Bancshares, Inc.	6,118	490,908
Shore Bancshares, Inc.	3,697	53,680
Sierra Bancorp	1,590	46,253
Simmons First National Corp., Class A	14,966	322,218
SmartFinancial, Inc.	1,917	54,328
South Plains Financial, Inc.	1,420	46,065
Southern California Bancorp†	1,450	22,896
Southern First Bancshares, Inc.†	931	32,213
Southern States Bancshares, Inc.	1,005	32,884
Southside Bancshares, Inc.	3,463	121,170
SouthState Corp.	9,171	907,654
Stellar Bancorp, Inc.	5,924	162,318
Sterling Bancorp, Inc.†	2,565	14,928
Stock Yards Bancorp, Inc.	3,088	192,135
Texas Capital Bancshares, Inc.†	5,591	369,565
Third Coast Bancshares, Inc.†	1,368	31,970
Tompkins Financial Corp.	1,535	96,613
Towne Bank	8,476	281,742
TriCo Bancshares	3,858	179,513
Triumph Financial, Inc.†	2,665	241,795
TrustCo Bank Corp.	2,239	79,731
Trustmark Corp.	7,338	254,849
UMB Financial Corp.	5,409	551,826
United Bankshares, Inc.	15,943	620,661
United Community Banks, Inc.	14,423	446,392
Unity Bancorp, Inc.	868	30,050
Univest Financial Corp.	3,488	96,443
USCB Financial Holdings, Inc.	1,262	21,025
Valley National Bancorp	52,038	437,119
Veritex Holdings, Inc.	6,333	158,768
Virginia National Bankshares Corp.	563	22,002
Walker & Dunlop, Inc.	3,875	414,237
Washington Trust Bancorp, Inc.	2,042	65,364
WesBanco, Inc.	6,942	221,311
West BanCorp, Inc.	1,945	40,339
Westamerica BanCorp	3,097	167,114
		29,681,951
Beverages — 0.3%
BRC, Inc., Class A†	6,278	35,847
Duckhorn Portfolio, Inc.†	6,406	46,508
MGP Ingredients, Inc.	1,708	139,287
National Beverage Corp.	2,833	138,222
Primo Water Corp.	19,037	417,481
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Vita Coco Co., Inc.†	4,733	$ 122,301
Westrock Coffee Co.†	4,085	40,442
		940,088
Biotechnology — 7.8%
2seventy Bio, Inc.†	5,893	27,815
4D Molecular Therapeutics, Inc.†	6,008	106,522
89bio, Inc.†	9,770	89,493
Absci Corp.†	9,629	42,368
ACADIA Pharmaceuticals, Inc.†	14,429	274,440
Achieve Life Sciences, Inc.†	4,153	20,682
Acrivon Therapeutics, Inc.†	1,424	11,933
Actinium Pharmaceuticals, Inc.†	3,625	25,085
Acumen Pharmaceuticals, Inc.†	5,058	16,691
ADC Therapeutics SA†	8,442	28,027
ADMA Biologics, Inc.†	27,154	333,451
Adverum Biotechnologies, Inc.†	2,508	18,609
Aerovate Therapeutics, Inc.†	1,626	2,959
Agenus, Inc.†	2,449	14,792
Akero Therapeutics, Inc.†	8,174	218,491
Aldeyra Therapeutics, Inc.†	6,007	23,668
Allogene Therapeutics, Inc.†	12,680	37,279
Altimmune, Inc.†	8,564	54,467
Alto Neuroscience, Inc.†	1,069	11,524
ALX Oncology Holdings, Inc.†	3,983	19,118
Amicus Therapeutics, Inc.†	35,379	364,758
AnaptysBio, Inc.†	2,359	82,188
Anavex Life Sciences Corp.†	8,777	59,640
ANI Pharmaceuticals, Inc.†	2,230	146,556
Annexon, Inc.†	10,157	65,106
Apogee Therapeutics, Inc.†	4,361	212,381
Applied Therapeutics, Inc.†	11,592	68,856
Arbutus Biopharma Corp.†	16,818	63,404
Arcellx, Inc.†	5,197	321,227
Arcturus Therapeutics Holdings, Inc.†	2,762	64,797
Arcus Biosciences, Inc.†	6,556	107,584
Arcutis Biotherapeutics, Inc.†	12,810	128,997
Ardelyx, Inc.†	28,020	155,511
ArriVent Biopharma, Inc.†	1,184	25,930
Arrowhead Pharmaceuticals, Inc.†	14,395	411,121
ARS Pharmaceuticals, Inc.†	5,934	64,503
Astria Therapeutics, Inc.†	5,430	63,422
Atea Pharmaceuticals, Inc.†	9,304	35,541
Atossa Therapeutics, Inc.†	15,251	20,589
Aura Biosciences, Inc.†	5,592	57,094
Aurinia Pharmaceuticals, Inc.†	17,311	101,789
Avid Bioservices, Inc.†	7,496	78,258
Avidity Biosciences, Inc.†	12,187	555,483
Axsome Therapeutics, Inc.†	4,393	383,553
Beam Therapeutics, Inc.†	9,219	291,689
BioCryst Pharmaceuticals, Inc.†	24,915	181,381
Biohaven, Ltd.†	9,054	356,094
Biomea Fusion, Inc.†	3,332	18,559
Black Diamond Therapeutics, Inc.†	4,479	27,277
Bluebird Bio, Inc.†	23,106	26,803
Blueprint Medicines Corp.†	7,581	821,022
Boundless Bio, Inc.†	761	2,930
Bridgebio Pharma, Inc.†	16,949	439,827
C4 Therapeutics, Inc.†	7,069	47,362
Cabaletta Bio, Inc.†	5,184	36,806
Candel Therapeutics, Inc.†	2,389	14,167
Capricor Therapeutics, Inc.†	3,061	12,428
Cardiff Oncology, Inc.†	4,723	11,052

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Cargo Therapeutics, Inc.†	2,367	$ 40,310
Caribou Biosciences, Inc.†	9,920	23,014
Cartesian Therapeutics, Inc.†	871	14,197
Cartesian Therapeutics, Inc. CVR†(1)	13,211	2,378
Cassava Sciences, Inc.†	4,897	108,811
Celcuity, Inc.†	2,817	51,636
Celldex Therapeutics, Inc.†	7,789	296,839
Century Therapeutics, Inc.†	5,532	12,336
CervoMed, Inc.†	651	8,463
CG oncology, Inc.†	2,807	93,613
Chinook Therapeutics, Inc. CVR†(1)	6,629	2,585
ChromaDex Corp.†	5,903	17,650
Cibus, Inc.†	1,804	17,842
Cogent Biosciences, Inc.†	11,064	104,334
Compass Therapeutics, Inc.†	12,297	12,666
Conduit Pharmaceuticals, Inc.†	2,779	643
Contineum Therapeutics, Inc.†	837	16,790
Crinetics Pharmaceuticals, Inc.†	9,382	498,372
Cullinan Therapeutics, Inc.†	4,661	90,190
Cytek Biosciences, Inc.†	14,635	98,201
Cytokinetics, Inc.†	13,469	794,806
Day One Biopharmaceuticals, Inc.†	6,258	89,552
Denali Therapeutics, Inc.†	14,988	365,258
Design Therapeutics, Inc.†	3,786	19,309
Dianthus Therapeutics, Inc.†	2,882	85,826
Disc Medicine, Inc.†	1,981	85,500
Dynavax Technologies Corp.†	15,884	177,742
Dyne Therapeutics, Inc.†	9,730	417,514
Edgewise Therapeutics, Inc.†	8,753	149,064
Editas Medicine, Inc.†	9,993	54,062
Elevation Oncology, Inc.†	6,290	16,543
Eliem Therapeutics, Inc.†	878	7,279
Enochian Biosciences, Inc.†	5,879	4,292
Entrada Therapeutics, Inc.†	2,977	49,031
Erasca, Inc.†	13,599	42,837
Esperion Therapeutics, Inc.†	22,784	52,631
Evolus, Inc.†	6,664	82,767
EyePoint Pharmaceuticals, Inc.†	6,029	59,567
Fate Therapeutics, Inc.†	12,071	64,338
Fibrobiologics, Inc.†	3,068	15,984
Forafric Global PLC†	663	7,777
Generation Bio Co.†	5,966	19,926
Geron Corp.†	69,433	329,112
Greenwich Lifesciences, Inc.†	720	11,606
Guardant Health, Inc.†	14,229	499,865
Halozyme Therapeutics, Inc.†	15,042	831,221
Harvard Bioscience, Inc.†	4,914	15,725
HilleVax, Inc.†	3,800	6,954
Humacyte, Inc.†	10,599	100,267
Icosavax, Inc. CVR†(1)	3,120	967
Ideaya Biosciences, Inc.†	9,884	425,506
IGM Biosciences, Inc.†	1,829	20,412
ImmunityBio, Inc.†	17,087	87,998
Immunome, Inc.†	6,198	95,511
Immunovant, Inc.†	6,999	203,461
Inhibrx Biosciences, Inc.†	1,262	18,312
Inhibrx. Inc. CVR†(1)	3,965	2,577
Inmune Bio, Inc.†	1,472	12,644
Innoviva, Inc.†	6,672	125,700
Inovio Pharmaceuticals, Inc.†	3,062	32,641
Inozyme Pharma, Inc.†	6,233	36,151
Insmed, Inc.†	18,729	1,362,535
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Intellia Therapeutics, Inc.†	11,616	$ 304,455
Invivyd, Inc.†	9,562	11,953
Iovance Biotherapeutics, Inc.†	30,528	266,509
iTeos Therapeutics, Inc.†	3,130	55,057
Janux Therapeutics, Inc.†	3,381	137,269
Jasper Therapeutics, Inc.†	1,365	25,239
Keros Therapeutics, Inc.†	3,553	178,218
Kiniksa Pharmaceuticals International PLC†	3,669	97,595
Kiniksa Pharmaceuticals, Ltd., Class A†	829	22,051
Kodiak Sciences, Inc.†	3,934	11,448
Korro Bio, Inc.†	735	34,222
Krystal Biotech, Inc.†	2,991	623,504
Kymera Therapeutics, Inc.†	5,363	247,771
Kyverna Therapeutics, Inc.†	2,030	17,580
Larimar Therapeutics, Inc.†	5,072	42,554
LENZ Therapeutics, Inc.	1,515	37,617
Lexeo Therapeutics, Inc.†	1,234	15,487
Lexicon Pharmaceuticals, Inc.†	13,844	31,149
Ligand Pharmaceuticals, Inc.†	2,052	223,647
Lineage Cell Therapeutics, Inc.†	17,813	18,347
Liquidia Corp.†	6,950	82,914
Lyra Therapeutics, Inc.†	5,835	1,899
MacroGenics, Inc.†	7,411	27,865
Maravai LifeSciences Holdings, Inc., Class A†	13,317	129,574
MeiraGTx Holdings PLC†	4,677	24,461
Mersana Therapeutics, Inc.†	13,678	27,356
Metagenomi, Inc.†	761	2,953
Mind Medicine MindMed, Inc.†	8,681	80,386
Mineralys Therapeutics, Inc.†	3,443	42,659
Monte Rosa Therapeutics, Inc.†	3,674	16,606
Myriad Genetics, Inc.†	10,782	301,573
Nektar Therapeutics†	21,525	28,844
NeoGenomics, Inc.†	15,374	272,581
Neumora Therapeutics, Inc.†	10,142	130,426
Nkarta, Inc.†	6,380	41,023
Novavax, Inc.†	17,032	218,180
Nurix Therapeutics, Inc.†	7,297	159,658
Nuvalent, Inc., Class A†	3,851	307,849
Nuvation Bio, Inc.†	21,639	82,877
Olema Pharmaceuticals, Inc.†	4,814	77,794
Omeros Corp.†	6,744	36,350
OmniAb, Inc. (Earnout Shares 12.50)†(1)	660	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	660	0
Oncternal Therapeutics, Inc. CVR†(1)	73	150
Organogenesis Holdings, Inc.†	8,704	26,286
Ovid therapeutics, Inc.†	7,101	7,385
PepGen, Inc.†	1,873	21,408
Perspective Therapeutics, Inc.†	5,678	77,221
Phathom Pharmaceuticals, Inc.†	4,114	48,627
Pliant Therapeutics Inc†	6,870	98,310
Poseida Therapeutics, Inc.†	8,278	29,221
Praxis Precision Medicines, Inc.†	2,079	119,979
Precigen, Inc.†	15,263	23,200
Prelude Therapeutics Inc†	1,589	10,122
Prime Medicine, Inc.†	6,838	38,361
ProKidney Corp.†	7,602	17,789
Prothena Corp. PLC†	5,127	119,357
PTC Therapeutics, Inc.†	9,183	310,845
Puma Biotechnology, Inc.†	4,991	17,893
Pyxis Oncology, Inc.†	5,888	23,081
Q32 Bio, Inc.†	727	27,684
Radius Health, Inc. CVR†(1)	5,015	401
Rain Oncology, Inc. CVR†(1)	2,002	100

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
RAPT Therapeutics, Inc.†	3,617	$ 11,357
Recursion Pharmaceuticals, Inc., Class A†	24,924	204,377
REGENXBIO, Inc.†	5,551	79,102
Relay Therapeutics, Inc.†	11,994	98,591
Replimune Group, Inc.†	6,065	60,650
REVOLUTION Medicines, Inc.†	18,373	838,544
Rigel Pharmaceuticals, Inc.†	2,099	22,207
Rocket Pharmaceuticals, Inc.†	7,934	192,003
Sage Therapeutics, Inc.†	6,492	71,087
Sana Biotechnology, Inc.†	15,940	97,075
Savara, Inc.†	11,692	53,783
Scholar Rock Holding Corp.†	8,259	74,992
Scilex Holding Co.†	7,466	11,871
Shattuck Labs, Inc.†	4,716	18,770
Solid Biosciences, Inc.†	2,715	24,218
SpringWorks Therapeutics, Inc.†	8,289	297,658
Stoke Therapeutics, Inc.†	4,288	64,191
Sutro Biopharma, Inc.†	9,870	39,184
Syndax Pharmaceuticals, Inc.†	9,908	224,912
Tango Therapeutics, Inc.†	5,752	56,657
Tarsus Pharmaceuticals, Inc.†	4,435	107,726
Taysha Gene Therapies, Inc.†	19,287	42,624
Tenaya Therapeutics, Inc.†	6,651	23,279
Terns Pharmaceuticals, Inc.†	6,941	53,793
Tevogen Bio Holdings, Inc.†	2,638	1,688
TG Therapeutics, Inc.†	16,834	332,640
Theravance Biopharma, Inc.†	4,428	44,767
Theseus Pharmaceuticals, Inc. CVR†(1)	2,293	23
Third Harmonic Bio, Inc.†	2,391	29,027
Tourmaline Bio, Inc.	2,783	46,977
Travere Therapeutics, Inc.†	8,884	84,753
TScan Therapeutics, Inc.†	4,630	33,058
Tyra Biosciences, Inc.†	2,450	54,292
UroGen Pharma, Ltd.†	4,142	68,136
Ventyx Biosciences, Inc.†	7,328	17,001
Vera Therapeutics, Inc.†	4,699	171,936
Veracyte, Inc.†	9,266	222,384
Verastem, Inc.†	3,063	7,964
Vericel Corp.†	5,843	295,188
Veru, Inc.†	15,927	14,911
Verve Therapeutics, Inc.†	8,566	59,962
Vir Biotechnology, Inc.†	10,797	109,698
Viridian Therapeutics, Inc.†	7,545	127,133
Wave Life Sciences, Ltd.†	9,336	61,711
Werewolf Therapeutics, Inc.†	3,676	8,271
X4 Pharmaceuticals, Inc.†	20,261	16,211
XBiotech, Inc.†	2,231	17,223
Xencor, Inc.†	7,165	146,309
XOMA Corp.†	968	25,904
Zentalis Pharmaceuticals, Inc.†	6,890	26,802
Zevra Therapeutics, Inc. †	5,072	32,917
Zura Bio, Ltd.†	2,413	9,531
Zymeworks, Inc.†	6,738	70,479
		26,113,206
Building Materials — 1.9%
American Woodmark Corp.†	1,911	195,209
Apogee Enterprises, Inc.	2,637	181,004
Aspen Aerogels, Inc.†	7,025	143,380
Boise Cascade Co.	4,775	678,480
Caesarstone, Ltd.†	2,495	15,818
Gibraltar Industries, Inc.†	3,688	273,908
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Griffon Corp.	4,661	$ 335,872
JELD-WEN Holding, Inc.†	10,358	172,875
Knife River Corp.†	6,851	544,791
LSI Industries, Inc.	3,374	57,560
Masterbrand, Inc.†	15,277	275,750
Modine Manufacturing Co.†	6,229	732,904
SmartRent, Inc.†	23,294	42,861
Smith-Midland Corp.†	542	18,818
SPX Technologies, Inc.†	5,429	800,995
Summit Materials, Inc., Class A†	14,602	610,072
Tecnoglass, Inc.	2,709	145,771
UFP Industries, Inc.	7,297	962,693
		6,188,761
Chemicals — 1.9%
AdvanSix, Inc.	3,081	86,175
American Vanguard Corp.	3,041	29,254
Arcadium Lithium PLC†	130,667	415,521
Avient Corp.	10,891	492,709
Balchem Corp.	3,898	691,739
Cabot Corp.	6,536	655,495
Codexis, Inc.†	8,422	30,151
Ecovyst, Inc.†	14,031	133,856
H.B. Fuller Co.	6,603	569,178
Hawkins, Inc.	2,332	242,295
Ingevity Corp.†	4,391	201,503
Innospec, Inc.	3,006	394,207
Intrepid Potash, Inc.†	1,318	34,387
Koppers Holdings, Inc.	2,465	100,350
Kronos Worldwide, Inc.	2,625	31,395
Lightwave Logic, Inc.†	14,478	50,094
Mativ Holdings, Inc.	6,509	124,257
Minerals Technologies, Inc.	3,873	303,566
Northern Technologies International Corp.	949	12,498
Oil-Dri Corp. of America	590	38,409
Orion SA	6,942	170,912
Perimeter Solutions SA†	16,136	156,358
Quaker Chemical Corp.	1,686	306,127
Rayonier Advanced Materials, Inc.†	7,719	51,331
Rogers Corp.†	2,265	276,738
Sensient Technologies Corp.	5,081	396,572
Stepan Co.	2,576	218,007
Tronox Holdings PLC	14,324	231,476
Valhi, Inc.	291	6,140
		6,450,700
Coal — 0.6%
Alpha Metallurgical Resources, Inc.	1,325	391,418
Arch Resources, Inc.	2,119	310,539
CONSOL Energy, Inc.†	3,529	352,230
Hallador Energy Co.†	3,011	23,968
NACCO Industries, Inc., Class A	500	15,055
Peabody Energy Corp.	15,434	342,789
Ramaco Resources, Inc.	601	7,026
Ramaco Resources, Inc.	3,199	43,506
SunCoke Energy, Inc.	10,102	118,193
Warrior Met Coal, Inc.	6,252	432,076
		2,036,800
Commercial Services — 4.6%
Aaron's Co., Inc.	3,739	37,390
ABM Industries, Inc.	7,624	423,589
Acacia Research Corp.†	4,552	24,353
Adtalem Global Education, Inc.†	4,710	369,311

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
AirSculpt Technologies, Inc.†	1,598	$ 7,942
Alarm.com Holdings, Inc.†	5,818	410,460
Alight, Inc., Class A†	57,274	433,564
Alta Equipment Group, Inc.	3,234	33,957
American Public Education, Inc.†	1,893	37,784
AMN Healthcare Services, Inc.†	4,570	309,023
Arlo Technologies, Inc.†	11,475	173,961
Barrett Business Services, Inc.	3,090	112,600
BrightView Holdings, Inc.†	5,328	76,670
Brink's Co.	5,418	595,926
Cadiz, Inc.†	5,079	18,894
Carriage Services, Inc.	1,647	52,803
Cass Information Systems, Inc.	1,633	70,121
CBIZ, Inc.†	5,779	401,063
Chegg, Inc.†	11,971	40,821
Cimpress PLC†	2,181	199,060
Cleanspark, Inc.†	26,721	427,536
CompoSecure, Inc.	2,134	17,392
CoreCivic, Inc.†	13,301	185,416
Coursera, Inc.†	16,589	154,278
CPI Card Group, Inc.†	603	17,686
CRA International, Inc.	804	140,539
Cross Country Healthcare, Inc.†	4,013	73,197
Custom Truck One Source, Inc.†	6,151	30,816
Deluxe Corp.	5,336	130,092
Distribution Solutions Group, Inc.†	1,289	43,504
DLH Holdings Corp.†	1,023	11,836
Driven Brands Holdings, Inc.†	7,225	97,104
Emerald Holding, Inc.†	1,832	10,387
Ennis, Inc.	3,066	73,093
European Wax Center, Inc., Class A†	4,081	38,321
EVERTEC, Inc.	7,776	268,039
First Advantage Corp.	6,128	105,524
FiscalNote Holdings, Inc.†	7,262	11,111
Flywire Corp.†	14,561	266,612
Forrester Research, Inc.†	1,441	29,094
Franklin Covey Co.†	1,373	60,014
GEO Group, Inc.†	14,983	217,253
Graham Holdings Co., Class B	397	307,615
Green Dot Corp., Class A†	6,410	61,280
Hackett Group, Inc.	3,049	83,177
Healthcare Services Group, Inc.†	8,874	101,430
Heidrick & Struggles International, Inc.	2,428	97,460
Herc Holdings, Inc.	3,394	528,921
Hertz Global Holdings, Inc.†	14,797	60,372
HireQuest, Inc.	665	8,944
Huron Consulting Group, Inc.†	2,144	235,861
I3 Verticals, Inc., Class A†	2,727	66,839
ICF International, Inc.	2,249	330,828
Information Services Group, Inc.	4,248	14,741
Insperity, Inc.	4,330	444,778
John Wiley & Sons, Inc., Class A	4,348	207,617
Kelly Services, Inc., Class A	3,736	87,908
Kforce, Inc.	2,251	156,377
Korn Ferry	6,261	461,561
Laureate Education, Inc.	16,174	250,697
Legalzoom.com, Inc.†	16,620	111,022
Lifecore Biomedical, Inc.†	2,569	16,262
Lincoln Educational Services Corp.†	3,148	44,418
LiveRamp Holdings, Inc.†	7,857	237,910
MarketWise, Inc.	4,647	5,298
Marqeta, Inc., Class A†	56,216	303,004
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Matthews International Corp., Class A	3,583	$ 103,728
Medifast, Inc.	1,298	28,465
Mister Car Wash, Inc.†	11,291	85,812
MoneyLion, Inc.†	1,025	70,643
Monro, Inc.	3,602	111,014
National Research Corp.	1,848	47,105
Payoneer Global, Inc.†	34,151	188,855
Paysafe, Ltd.†	3,884	81,525
Perdoceo Education Corp.	7,900	195,841
Performant Financial Corp.†	8,528	31,639
Priority Technology Holdings, Inc.†	2,187	12,969
PROG Holdings, Inc.	5,112	230,347
Progyny, Inc.†	10,182	287,132
Quad/Graphics, Inc.	3,629	16,584
Remitly Global, Inc.†	17,489	231,030
Repay Holdings Corp.†	10,912	104,973
Resources Connection, Inc.	3,901	46,539
Sezzle, Inc.†	284	24,839
SoundThinking, Inc.†	1,199	18,536
Spire Global, Inc.†	2,689	37,485
Sterling Check Corp.†	3,994	62,626
StoneCo., Ltd., Class A†	34,516	452,850
Strategic Education, Inc.	2,677	282,156
Stride, Inc.†	5,134	390,081
Target Hospitality Corp.†	3,973	37,187
Transcat, Inc.†	1,041	119,965
TriNet Group, Inc.	3,923	408,973
TrueBlue, Inc.†	3,697	44,179
Udemy, Inc.†	11,530	106,537
Universal Technical Institute, Inc.†	4,762	90,192
Upbound Group, Inc.	6,470	244,113
Verra Mobility Corp.†	20,077	604,920
Viad Corp.†	2,465	81,961
Willdan Group, Inc.†	1,518	51,430
ZipRecruiter, Inc., Class A†	8,656	79,289
		15,473,976
Computers — 2.2%
3D Systems Corp.†	15,362	56,071
ASGN, Inc.†	5,441	515,099
Cantaloupe, Inc.†	7,042	54,857
Conduent, Inc.†	19,444	79,331
Corsair Gaming, Inc.†	5,389	44,244
Cricut, Inc.	5,576	34,627
Diebold Nixdorf, Inc.†	3,048	132,740
D-Wave Quantum, Inc.†	10,561	10,561
Everspin Technologies, Inc.†	2,346	14,569
ExlService Holdings, Inc.†	18,953	668,283
Grid Dynamics Holdings, Inc.†	6,887	88,842
Insight Enterprises, Inc.†	3,364	755,218
Integral Ad Science Holding Corp.†	8,713	88,698
Maximus, Inc.	7,356	683,299
Mitek Systems, Inc.†	5,580	74,270
NCR Atleos Corp.†	8,700	279,705
NCR Voyix Corp.†	17,543	258,759
NetScout Systems, Inc.†	8,342	169,760
NextNav, Inc.†	9,046	75,172
OneSpan, Inc.†	4,566	67,577
PAR Technology Corp.†	4,065	205,851
PlayAGS, Inc.†	4,737	54,239
Qualys, Inc.†	4,477	667,700
Rapid7, Inc.†	7,464	293,634
Rekor Systems, Inc.†	8,567	15,592

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Rigetti Computing, Inc.†	17,057	$ 17,569
Rimini Street, Inc.†	6,397	14,201
System1, Inc.†	2,824	3,841
Telos Corp.†	6,785	29,175
Tenable Holdings, Inc.†	14,218	652,890
Thoughtworks Holding, Inc.†	12,064	41,983
TTEC Holdings, Inc.	2,360	18,833
Unisys Corp.†	7,939	37,790
V2X, Inc.†	1,482	77,257
Varonis Systems, Inc.†	13,294	732,898
Velo3D, Inc.†	1	3
WNS Holdings, Ltd.†	5,589	332,993
		7,348,131
Cosmetics/Personal Care — 0.3%
Beauty Health Co.†	8,973	16,600
Edgewell Personal Care Co.	5,932	232,238
Honest Co., Inc.†	9,657	36,021
Inter Parfums, Inc.	2,198	309,215
Olaplex Holdings, Inc.†	16,719	34,775
Prestige Consumer Healthcare, Inc.†	5,973	422,948
Waldencast PLC, Class A†	2,945	9,247
		1,061,044
Distribution/Wholesale — 0.6%
A-Mark Precious Metals, Inc.	2,112	81,185
EVI Industries, Inc.	623	12,728
G-III Apparel Group, Ltd.†	4,875	134,404
Global Industrial Co.	1,642	57,273
H&E Equipment Services, Inc.	3,890	203,447
Hudson Technologies, Inc.†	5,361	45,890
MRC Global, Inc.†	10,162	147,146
OPENLANE, Inc.†	12,948	231,510
Resideo Technologies, Inc.†	17,611	400,122
Rush Enterprises, Inc., Class A	7,336	374,209
Rush Enterprises, Inc., Class B	1,067	50,448
ScanSource, Inc.†	3,015	156,931
ThredUp, Inc., Class A†	9,484	19,916
Titan Machinery, Inc.†	2,492	44,432
VSE Corp.	1,647	146,567
		2,106,208
Diversified Financial Services — 3.4%
AlTi Global, Inc.†	4,066	19,923
Artisan Partners Asset Management, Inc., Class A	7,596	335,439
AssetMark Financial Holdings, Inc.†	2,750	94,875
Atlanticus Holdings Corp.†	665	23,787
B. Riley Financial, Inc.	2,461	47,251
BGC Group, Inc., Class A	44,560	410,398
Bread Financial Holdings, Inc.	5,996	327,262
BrightSphere Investment Group, Inc.	3,333	87,291
Brookfield Business Corp., Class A	3,130	70,581
Burford Capital, Ltd.	24,161	340,912
Cohen & Steers, Inc.	3,316	284,579
Columbia Financial, Inc.†	3,295	59,343
Consumer Portfolio Services, Inc.†	1,024	9,687
Dave, Inc.†	943	34,287
Diamond Hill Investment Group, Inc.	327	52,065
Enact Holdings, Inc.	3,527	120,024
Encore Capital Group, Inc.†	2,825	142,804
Enova International, Inc.†	3,158	273,072
Federal Agricultural Mtg. Corp., Class C	1,103	227,461
First Western Financial, Inc.†	962	17,451
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Forge Global Holdings, Inc.†	13,835	$ 20,061
FTAI Aviation, Ltd.	12,013	1,338,849
GCM Grosvenor, Inc., Class A	4,999	55,639
Hamilton Lane, Inc., Class A	4,632	668,722
International Money Express, Inc.†	3,823	84,909
LendingClub Corp.†	13,175	164,819
LendingTree, Inc.†	1,203	64,024
Medallion Financial Corp.	2,258	18,719
Moelis & Co., Class A	8,522	579,496
Mr. Cooper Group, Inc.†	7,696	691,716
Navient Corp.	9,735	159,751
Nelnet, Inc., Class A	1,746	196,792
NerdWallet, Inc., Class A†	4,666	68,264
Ocwen Financial Corp.†	777	22,712
OppFi, Inc.	2,184	8,430
Pagseguro Digital, Ltd.†	22,738	290,592
Paysign, Inc.†	3,970	21,160
PennyMac Financial Services, Inc.	3,224	316,339
Perella Weinberg Partners	6,338	119,788
Piper Sandler Cos.	2,093	571,975
PJT Partners, Inc., Class A	2,846	378,347
PRA Group, Inc.†	4,673	124,535
Radian Group, Inc.	18,273	677,928
Regional Management Corp.	977	31,948
Silvercrest Asset Management Group, Inc., Class A	1,147	20,336
StepStone Group, Inc., Class A	6,458	324,579
StoneX Group, Inc.†	3,302	275,189
SWK Holdings Corp.†	397	6,991
Upstart Holdings, Inc.†	9,288	259,414
Velocity Financial, Inc.†	1,086	20,558
Victory Capital Holdings, Inc., Class A	4,960	259,854
Virtus Investment Partners, Inc.	815	184,190
WisdomTree, Inc.	16,824	200,879
World Acceptance Corp.†	432	52,756
		11,258,753
Electric — 1.4%
ALLETE, Inc.	7,003	451,693
Altus Power, Inc.†	9,150	38,430
Ameresco, Inc., Class A†	3,885	122,649
Avista Corp.	9,440	369,859
Black Hills Corp.	8,272	488,462
Genie Energy, Ltd., Class B	1,556	26,390
Hawaiian Electric Industries, Inc.	13,407	222,020
MGE Energy, Inc.	4,396	386,145
Northwestern Energy Group, Inc.	7,434	399,726
Ormat Technologies, Inc.	6,509	505,359
Otter Tail Corp.	4,988	483,437
Portland General Electric Co.	12,256	580,689
TXNM Energy, Inc.	10,857	451,434
Unitil Corp.	1,925	117,964
		4,644,257
Electrical Components & Equipment — 0.8%
American Superconductor Corp.†	4,116	99,442
Belden, Inc.	4,888	453,069
ChargePoint Holdings, Inc.†	46,806	101,569
Energizer Holdings, Inc.	8,670	266,949
EnerSys	4,824	530,302
Graham Corp.†	1,236	40,504
Insteel Industries, Inc.	2,257	77,302
nLight, Inc.†	5,546	66,940
Novanta, Inc.†	4,326	783,785

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical Components & Equipment (continued)
Powell Industries, Inc.	1,127	$ 206,951
Ultralife Corp.†	1,213	14,532
		2,641,345
Electronics — 2.3%
Advanced Energy Industries, Inc.	4,513	525,178
Allient, Inc.	1,755	50,790
Applied Optoelectronics, Inc.†	4,461	42,603
Atkore, Inc.	4,428	597,780
Atmus Filtration Technologies, Inc.	10,104	311,607
Badger Meter, Inc.	3,544	730,631
Bel Fuse, Inc.	210	19,688
Bel Fuse, Inc., Class B	1,247	92,615
Benchmark Electronics, Inc.	4,304	206,033
CTS Corp.	3,669	179,341
Enovix Corp.†	17,921	258,242
ESCO Technologies, Inc.	3,121	383,758
Evolv Technologies Holdings, Inc.†	15,754	54,666
FARO Technologies, Inc.†	2,132	36,457
Fluidigm Corp.†	36,377	81,484
GoPro, Inc., Class A†	15,091	22,938
Itron, Inc.†	5,538	572,851
Kimball Electronics, Inc.†	2,954	70,010
Knowles Corp.†	10,645	194,484
Mesa Laboratories, Inc.	621	71,117
MicroVision, Inc.†	24,878	26,619
Mirion Technologies, Inc.†	24,097	253,982
Napco Security Technologies, Inc.	4,245	236,913
NEXTracker, Inc., Class A†	14,059	690,859
NVE Corp.	577	51,526
OSI Systems, Inc.†	1,952	288,857
Plexus Corp.†	3,279	420,269
Sanmina Corp.†	6,611	498,007
Stoneridge, Inc.†	3,291	55,322
TTM Technologies, Inc.†	12,174	235,932
Turtle Beach Corp.†	2,066	29,895
Vicor Corp.†	2,704	113,865
Vishay Intertechnology, Inc.	15,231	370,266
		7,774,585
Energy-Alternate Sources — 0.5%
Aemetis, Inc.†	4,369	14,024
Array Technologies, Inc.†	18,414	193,715
ASP Isotopes, Inc.†	4,778	12,662
Energy Vault Holdings, Inc.†	12,424	12,672
Fluence Energy, Inc.†	7,341	120,246
Freyr Battery, Inc.†	13,518	24,332
FuelCell Energy, Inc.†	54,695	27,698
FutureFuel Corp.	3,148	17,597
Green Plains, Inc.†	7,683	136,220
Montauk Renewables, Inc.†	7,958	47,271
Plug Power, Inc.†	76,099	187,965
REX American Resources Corp.†	1,858	94,405
Shoals Technologies Group, Inc., Class A†	20,683	134,439
SolarMax Technology, Inc.†	613	2,599
Stem, Inc.†	18,305	22,332
Sunnova Energy International, Inc.†	13,096	92,589
SunPower Corp.†	10,594	9,042
Sunrun, Inc.†	26,357	462,038
TPI Composites, Inc.†	5,560	23,686
Verde Clean Fuels, Inc.†	395	1,722
		1,637,254
Security Description	Shares or Principal Amount	Value

Engineering & Construction — 1.7%
908 Devices, Inc.†	2,862	$ 16,285
Arcosa, Inc.	5,852	543,709
Bowman Consulting Group, Ltd.†	1,608	57,438
Centuri Holdings, Inc.†	1,649	27,225
Concrete Pumping Holdings, Inc.†	2,869	19,136
Construction Partners, Inc., Class A†	5,177	334,693
Dycom Industries, Inc.†	3,425	628,522
Exponent, Inc.	6,095	646,558
Fluor Corp.†	20,589	990,331
Frontdoor, Inc.†	9,465	373,489
Granite Construction, Inc.	5,310	363,523
Great Lakes Dredge & Dock Corp.†	7,952	74,987
IES Holdings, Inc.†	1,004	154,586
Iteris, Inc.†	5,130	25,188
Latham Group, Inc.†	4,885	17,781
Limbach Holdings, Inc.†	1,232	78,503
Mistras Group, Inc.†	2,502	25,020
MYR Group, Inc.†	2,004	281,522
NV5 Global, Inc.†	1,722	177,607
Orion Group Holdings, Inc.†	3,696	30,344
Primoris Services Corp.	6,445	363,949
Southland Holdings, Inc.†	1,214	4,735
Sterling Infrastructure, Inc.†	3,647	424,365
Tutor Perini Corp.†	5,218	129,876
		5,789,372
Entertainment — 0.9%
Accel Entertainment, Inc.†	6,316	77,055
AMC Entertainment Holdings, Inc., Class A†	33,539	178,092
Atlanta Braves Holdings, Inc., Class A†	1,234	56,665
Atlanta Braves Holdings, Inc., Class C†	6,049	262,708
Bally's Corp.†	2,887	49,743
Cinemark Holdings, Inc.†	13,308	313,803
Everi Holdings, Inc.†	9,530	122,651
Golden Entertainment, Inc.	2,434	81,369
IMAX Corp.†	5,169	109,066
International Game Technology PLC	13,718	321,961
Lions Gate Entertainment Corp., Class A†	7,183	65,868
Lions Gate Entertainment Corp., Class B†	14,675	120,922
Madison Square Garden Entertainment Corp.†	4,717	186,274
Monarch Casino & Resort, Inc.	1,582	123,839
RCI Hospitality Holdings, Inc.	1,051	52,004
Red Rock Resorts, Inc., Class A	5,931	338,067
Reservoir Media, Inc.†	2,348	18,690
Rush Street Interactive, Inc.†	9,167	91,762
Six Flags Entertainment Corp.	5,112	243,485
Super Group SGHC, Ltd.	18,068	69,200
United Parks & Resorts, Inc.†	4,298	226,290
		3,109,514
Environmental Control — 0.4%
374Water, Inc.†	7,879	9,534
Arq, Inc.†	2,980	19,489
Casella Waste Systems, Inc., Class A†	6,901	714,668
CECO Environmental Corp.†	3,527	102,988
Energy Recovery, Inc.†	6,847	99,829
Enviri Corp.†	9,556	112,952
LanzaTech Global, Inc.†	13,479	24,397
Montrose Environmental Group, Inc.†	3,834	122,266
Perma-Fix Environmental Services, Inc.†	1,517	19,251
Pure Cycle Corp.†	2,505	27,555

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control (continued)
PureCycle Technologies, Inc.†	14,864	$ 114,602
Quest Resource Holding Corp.†	2,080	17,555
		1,385,086
Food — 1.4%
B&G Foods, Inc.	9,373	80,795
Beyond Meat, Inc.†	7,203	45,235
Calavo Growers, Inc.	2,013	47,889
Cal-Maine Foods, Inc.	4,944	353,842
Chefs' Warehouse, Inc.†	4,220	175,510
Hain Celestial Group, Inc.†	10,815	83,708
HF Foods Group, Inc.†	4,802	19,160
Ingles Markets, Inc., Class A	1,747	141,594
J&J Snack Foods Corp.	1,840	310,408
John B. Sanfilippo & Son, Inc.	1,081	113,365
Krispy Kreme, Inc.	10,316	109,659
Lancaster Colony Corp.	2,359	455,429
Lifeway Foods, Inc.†	543	6,695
Mama's Creations, Inc.†	3,968	30,236
Mission Produce, Inc.†	5,240	58,898
Nathan's Famous, Inc.	340	25,517
Natural Grocers by Vitamin Cottage, Inc.	1,125	30,690
Seneca Foods Corp., Class A†	580	34,997
Simply Good Foods Co.†	11,006	373,324
SpartanNash Co.	4,137	87,373
Sprouts Farmers Market, Inc.†	12,147	1,213,364
SunOpta, Inc.†	11,062	58,629
TreeHouse Foods, Inc.†	5,905	237,853
United Natural Foods, Inc.†	7,085	109,818
Utz Brands, Inc.	7,842	116,375
Village Super Market, Inc., Class A	1,050	33,264
Weis Markets, Inc.	1,985	149,768
Whole Earth Brands, Inc.†	3,920	19,090
WK Kellogg Co.	7,911	139,234
		4,661,719
Forest Products & Paper — 0.1%
Sylvamo Corp.	4,241	312,604
Gas — 0.9%
Brookfield Infrastructure Corp., Class A	14,470	562,883
Chesapeake Utilities Corp.	2,666	314,668
New Jersey Resources Corp.	11,847	553,847
Northwest Natural Holding Co.	4,573	182,829
ONE Gas, Inc.	6,792	472,927
RGC Resources, Inc.	995	22,397
Southwest Gas Holdings, Inc.	7,345	544,705
Spire, Inc.	6,523	434,367
		3,088,623
Hand/Machine Tools — 0.4%
Cadre Holdings, Inc.	3,140	115,238
Enerpac Tool Group Corp.	6,557	263,591
Franklin Electric Co., Inc.	5,463	582,465
Kennametal, Inc.	9,553	249,716
Luxfer Holdings PLC	3,230	41,796
		1,252,806
Healthcare-Products — 3.6%
Accuray, Inc.†	11,563	21,276
Adaptive Biotechnologies Corp.†	13,965	63,541
Akoya Biosciences, Inc.†	3,204	7,914
Alphatec Holdings, Inc.†	12,378	125,018
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
AngioDynamics, Inc.†	4,600	$ 36,064
Artivion, Inc.†	4,786	129,940
AtriCure, Inc.†	5,708	123,122
Atrion Corp.	165	75,619
Avanos Medical, Inc.†	5,474	130,938
Avita Medical, Inc.†	3,081	30,194
Axogen, Inc.†	5,113	44,892
Axonics, Inc.†	6,143	420,673
BioLife Solutions, Inc.†	4,274	102,661
Bioventus, Inc., Class A†	4,526	31,727
CareDx, Inc.†	6,012	120,180
Castle Biosciences, Inc.†	3,119	75,261
Cerus Corp.†	21,757	49,171
CONMED Corp.	3,720	256,829
CVRx, Inc.†	1,602	13,697
Embecta Corp.	6,990	109,533
Fractyl Health, Inc.†	905	2,887
Glaukos Corp.†	5,900	691,303
Haemonetics Corp.†	6,051	544,893
ICU Medical, Inc.†	2,585	328,243
Inari Medical, Inc.†	6,381	297,099
InfuSystem Holdings, Inc.†	2,396	16,532
Inmode, Ltd.†	9,587	173,716
Inogen, Inc.†	2,858	26,437
Integer Holdings Corp.†	4,021	477,534
Integra LifeSciences Holdings Corp.†	8,264	205,030
iRadimed Corp.	971	45,355
iRhythm Technologies, Inc.†	3,769	325,076
Lantheus Holdings, Inc.†	8,198	859,396
LeMaitre Vascular, Inc.	2,446	212,533
LivaNova PLC†	6,577	324,904
MaxCyte, Inc.†	12,615	60,552
Merit Medical Systems, Inc.†	6,900	588,501
MiMedx Group, Inc.†	14,297	106,513
Nautilus Biotechnology, Inc.†	5,874	15,919
Neogen Corp.†	26,308	448,025
NeuroPace, Inc.†	1,646	12,724
Nevro Corp.†	4,360	43,295
Novocure, Ltd.†	12,841	292,390
OmniAb, Inc.†	11,128	53,303
Omnicell, Inc.†	5,502	160,713
OraSure Technologies, Inc.†	9,003	40,333
Orchestra BioMed Holdings, Inc.†	2,801	20,671
Orthofix Medical, Inc.†	4,064	65,349
OrthoPediatrics Corp.†	1,974	60,760
Pacific Biosciences of California, Inc.†	32,982	67,943
Paragon 28, Inc.†	5,682	44,263
Patterson Cos., Inc.	9,697	244,849
PROCEPT BioRobotics Corp.†	5,107	323,375
Pulmonx Corp.†	4,568	31,565
Pulse Biosciences, Inc.†	2,208	33,032
Quanterix Corp.†	4,332	63,940
Quantum-Si, Inc.†	12,075	13,162
RxSight, Inc.†	4,102	187,749
Sanara Medtech, Inc.†	482	15,371
Semler Scientific, Inc.†	572	18,962
Sera Prognostics, Inc., Class A†	3,328	27,589
SI-BONE, Inc.†	4,908	74,602
Silk Road Medical, Inc.†	4,730	127,757
Soleno Therapeutics, Inc.†	2,652	127,906
STAAR Surgical Co.†	5,966	246,097
Stereotaxis, Inc.†	6,609	13,218
Surmodics, Inc.†	1,662	68,807

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Tactile Systems Technology, Inc.†	2,852	$ 36,420
Tandem Diabetes Care, Inc.†	7,809	288,777
TransMedics Group, Inc.†	3,870	550,546
Treace Medical Concepts, Inc.†	5,883	42,534
Twist Bioscience Corp.†	6,936	387,098
UFP Technologies, Inc.†	876	281,713
Utah Medical Products, Inc.	408	28,397
Varex Imaging Corp.†	4,675	69,143
Zimvie, Inc.†	3,258	68,874
Zynex, Inc.†	1,841	16,569
		11,968,494
Healthcare-Services — 1.9%
Astrana Health, Inc.†	5,196	272,582
Accolade, Inc.†	8,929	36,609
Addus HomeCare Corp.†	1,901	230,705
agilon health, Inc.†	37,197	256,287
ATI Physical Therapy, Inc.†	1	6
Aveanna Healthcare Holdings, Inc.†	6,302	26,531
BrightSpring Health Services, Inc.†	6,493	80,448
Brookdale Senior Living, Inc.†	23,079	178,401
Community Health Systems, Inc.†	15,137	79,621
CorVel Corp.†	1,069	327,969
DocGo, Inc.†	12,262	44,511
Enhabit, Inc.†	6,004	61,481
Ensign Group, Inc.	6,693	942,040
Fulgent Genetics, Inc.†	2,451	58,652
GeneDx Holdings Corp.†	1,466	47,968
HealthEquity, Inc.†	10,208	801,124
Innovage Holding Corp.†	2,295	14,413
Joint Corp.†	1,313	18,933
LifeStance Health Group, Inc.†	14,387	79,272
ModivCare, Inc.†	1,346	30,716
Nano-X Imaging, Ltd.†	6,539	56,366
National HealthCare Corp.	1,506	205,057
OPKO Health, Inc.†	39,273	55,768
Oscar Health, Inc., Class A†	23,444	414,490
PACS Group, Inc.†	3,000	107,400
Pediatrix Medical Group, Inc. †	10,172	84,835
Pennant Group, Inc.†	3,484	103,858
Quipt Home Medical Corp.†	4,928	19,022
RadNet, Inc.†	7,972	476,327
Select Medical Holdings Corp.	12,887	512,387
Sonida Senior Living, Inc.†	412	13,304
Surgery Partners, Inc.†	9,260	281,134
Teladoc Health, Inc.†	20,526	193,560
U.S. Physical Therapy, Inc.	1,804	175,890
Viemed Healthcare, Inc.†	4,135	29,813
		6,317,480
Home Builders — 2.1%
Beazer Homes USA, Inc.†	3,574	120,337
Cavco Industries, Inc.†	1,010	418,766
Century Communities, Inc.	3,419	358,003
Dream Finders Homes, Inc., Class A†	3,372	106,387
Forestar Group, Inc.†	2,294	72,559
Green Brick Partners, Inc.†	3,792	277,385
Hovnanian Enterprises, Inc., Class A†	600	125,934
Installed Building Products, Inc.	2,890	781,311
KB Home	8,116	698,625
Landsea Homes Corp.†	2,170	26,431
LCI Industries	2,991	349,020
Security Description	Shares or Principal Amount	Value

Home Builders (continued)
LGI Homes, Inc.†	2,518	$ 289,746
M/I Homes, Inc.†	3,252	542,531
Meritage Homes Corp.	4,332	878,833
Skyline Champion Corp.†	6,469	527,288
Taylor Morrison Home Corp.†	12,518	839,707
Tri Pointe Homes, Inc.†	11,270	509,968
United Homes Group, Inc.†	634	3,937
Winnebago Industries, Inc.	3,448	215,569
		7,142,337
Home Furnishings — 0.3%
Arhaus, Inc.	6,178	93,844
Daktronics, Inc.†	4,463	66,856
Ethan Allen Interiors, Inc.	2,755	85,047
Flexsteel Industries, Inc.	556	21,100
Hamilton Beach Brands Holding Co., Class A	1,028	20,077
Hooker Furnishings Corp.	1,279	19,530
iRobot Corp.†	3,430	40,440
Lovesac Co.†	1,712	46,840
MillerKnoll, Inc.	8,629	267,672
Purple Innovation, Inc.†	6,856	9,461
Sleep Number Corp.†	2,600	30,680
Sonos, Inc.†	14,861	200,623
Traeger, Inc.†	4,125	10,065
Vizio Holding Corp., Class A†	10,715	117,651
Xperi, Inc.†	5,423	44,306
		1,074,192
Household Products/Wares — 0.3%
ACCO Brands Corp.	11,272	57,600
Central Garden & Pet Co.†	1,161	46,254
Central Garden & Pet Co., Class A†	6,291	216,159
Helen of Troy, Ltd.†	2,867	169,468
Quanex Building Products Corp.	5,340	178,356
WD-40 Co.	1,643	429,825
		1,097,662
Housewares — 0.0%
Lifetime Brands, Inc.	1,500	12,960
Insurance — 2.3%
Ambac Financial Group, Inc.†	5,232	69,010
American Coastal Insurance Corp.†	2,914	35,580
AMERISAFE, Inc.	2,297	109,062
Baldwin Insurance Group, Inc.†	7,941	347,339
CNO Financial Group, Inc.	12,954	451,576
Crawford & Co., Class A	1,830	17,916
Donegal Group, Inc., Class A	1,864	27,457
Employers Holdings, Inc.	3,039	145,902
Enstar Group, Ltd.†	1,527	495,359
Essent Group, Ltd.	12,583	790,716
F&G Annuities & Life, Inc.	2,242	96,697
Fidelis Insurance Holdings, Ltd.	5,812	103,395
Genworth Financial, Inc.,†	52,563	355,852
GoHealth, Inc.†	543	7,124
Goosehead Insurance, Inc., Class A†	2,826	255,160
Greenlight Capital Re, Ltd., Class A†	3,330	45,954
Hamilton Insurance Group, Ltd., Class B†	2,009	35,017
HCI Group, Inc.	979	92,281
Heritage Insurance Holdings, Inc.†	2,756	22,020
Hippo Holdings, Inc.†	2,379	42,203
Horace Mann Educators Corp.	4,958	171,398
Investors Title Co.	171	36,396
Jackson Financial, Inc., Class A	9,209	810,945

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
James River Group Holdings, Ltd.	3,777	$ 32,633
Kingsway Financial Services, Inc.†	1,549	13,136
Lemonade, Inc.†	6,217	112,093
Maiden Holdings, Ltd.†	10,613	22,393
MBIA, Inc.	5,381	23,676
Mercury General Corp.	3,229	193,320
NI Holdings, Inc.†	941	15,451
NMI Holdings, Inc., Class A†	9,568	376,501
Palomar Holdings, Inc.†	2,952	271,614
ProAssurance Corp.†	6,509	85,268
Roadzen, Inc.†	1,824	2,809
Root, Inc., Class A†	1,041	62,699
Safety Insurance Group, Inc.	1,770	151,423
Selective Insurance Group, Inc.	7,335	662,497
Selectquote, Inc.†	16,139	66,009
SiriusPoint, Ltd.†	11,891	170,874
Skyward Specialty Insurance Group, Inc.†	4,479	177,234
Stewart Information Services Corp.	3,263	230,694
Tiptree, Inc.	3,037	59,981
Trupanion, Inc.†	3,974	147,276
United Fire Group, Inc.	2,530	56,697
Universal Insurance Holdings, Inc.	2,888	57,211
		7,555,848
Internet — 1.8%
Beyond, Inc.†	5,502	62,173
1-800-Flowers.com, Inc., Class A†	3,116	32,282
1stdibs.com, Inc.†	3,067	14,047
aka Brands Holding Corp.†	75	1,289
AudioEye, Inc.†	842	21,075
Backblaze, Inc.†	4,812	31,855
BARK, Inc.†	15,984	24,775
Blade Air Mobility, Inc.†	6,823	22,516
Bumble, Inc., Class A†	11,584	108,195
Cardlytics, Inc.†	4,840	40,124
Cargurus, Inc.†	10,649	264,308
Cars.com, Inc.†	7,941	163,743
Cogent Communications Holdings, Inc.	5,311	374,904
Couchbase, Inc.†	4,691	90,020
Despegar.com Corp.†	7,414	86,151
Entravision Communications Corp., Class A	7,415	16,239
ePlus, Inc.†	3,173	291,662
Eventbrite, Inc., Class A†	9,989	48,846
EverQuote, Inc., Class A†	3,027	78,974
Figs, Inc., Class A†	15,667	101,836
fuboTV, Inc.†	35,405	51,691
Gambling.com Group, Ltd.†	2,088	20,087
Getty Images Holdings, Inc.†	12,097	46,090
Grindr, Inc.†	2,960	34,425
Groupon, Inc.†	2,762	36,790
HealthStream, Inc.	2,939	87,318
Hims & Hers Health, Inc.†	22,882	486,014
Innovid Corp.†	12,844	27,229
Lands' End, Inc.†	1,710	30,250
LifeMD, Inc.†	4,183	29,825
Liquidity Services, Inc.†	2,588	58,152
LiveOne, Inc.†	8,205	13,949
Magnite, Inc.†	15,170	220,572
MediaAlpha, Inc., Class A†	2,994	43,922
Mondee Holdings, Inc.†	4,593	13,733
Nerdy, Inc.†	8,778	15,186
Nextdoor Holdings, Inc.†	21,031	59,728
Security Description	Shares or Principal Amount	Value

Internet (continued)
Open Lending Corp.†	12,321	$ 77,622
Opendoor Technologies, Inc.†	74,717	173,343
OptimizeRx Corp.†	2,118	23,107
Pagaya Technologies, Ltd., Class A†	4,871	72,480
Perficient, Inc.†	4,185	315,591
Q2 Holdings, Inc.†	7,095	478,700
QuinStreet, Inc.†	6,350	118,745
RealReal, Inc.†	11,801	44,136
Revolve Group, Inc.†	4,626	89,513
RumbleON, Inc., Class B†	1,936	7,976
Shutterstock, Inc.	3,012	133,191
Solo Brands, Inc., Class A†	1,966	4,699
Sprinklr, Inc.†	12,399	121,882
Squarespace, Inc., Class A†	7,322	323,559
Stitch Fix, Inc., Class A†	10,838	51,047
TechTarget, Inc.†	3,116	99,712
TrueCar, Inc.†	10,328	37,800
Tucows, Inc., Class A†	961	24,188
Upwork, Inc.†	15,020	182,042
Vacasa, Inc.†	1,130	4,678
Vivid Seats, Inc., Class A†	9,429	46,014
Yelp, Inc.†	7,908	288,088
Ziff Davis, Inc.†	5,486	262,670
		6,130,758
Investment Companies — 0.8%
Bit Digital, Inc.†	14,106	53,744
Cannae Holdings, Inc.	6,792	136,587
Cipher Mining, Inc.†	20,817	108,873
Compass Diversified Holdings	8,035	193,322
Core Scientific, Inc.†	21,505	209,674
FTAI Infrastructure, Inc.	12,144	125,204
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,558	444,296
Hut 8 Corp.†	9,669	141,554
Marathon Digital Holdings, Inc.†	32,969	648,500
NewtekOne, Inc.	2,802	39,200
Riot Platforms, Inc.†	32,727	333,488
Terawulf, Inc.†	27,750	115,440
		2,549,882
Iron/Steel — 0.6%
Carpenter Technology Corp.	5,739	837,148
Commercial Metals Co.	13,955	838,695
Haynes International, Inc.	1,522	90,635
Radius Recycling, Inc.	3,175	57,531
Universal Stainless & Alloy Products, Inc.†	1,050	39,396
Worthington Steel, Inc.	3,924	156,450
		2,019,855
Leisure Time — 0.6%
Acushnet Holdings Corp.	3,495	253,667
Clarus Corp.	3,677	22,209
Escalade, Inc.	1,206	17,945
Global Business Travel Group I†	15,132	101,687
Johnson Outdoors, Inc., Class A	572	24,253
Life Time Group Holdings, Inc.†	7,096	147,384
Lindblad Expeditions Holdings, Inc.†	4,274	36,799
Livewire Group, Inc.†	2,194	16,170
Malibu Boats, Inc., Class A†	2,444	92,970
Marine Products Corp.	1,058	11,204
MasterCraft Boat Holdings, Inc.†	2,025	44,307
OneSpaWorld Holdings, Ltd.†	12,114	194,914
Peloton Interactive, Inc., Class A†	40,778	145,170
Sabre Corp.†	45,355	155,568

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure Time (continued)
Topgolf Callaway Brands Corp.†	17,102	$ 282,183
Vista Outdoor, Inc.†	7,030	285,629
Xponential Fitness, Inc., Class A†	2,888	49,587
		1,881,646
Lodging — 0.1%
Full House Resorts, Inc.†	3,956	22,272
Hilton Grand Vacations, Inc.†	8,896	384,396
Marcus Corp.	2,892	36,411
		443,079
Machinery-Construction & Mining — 0.4%
Argan, Inc.	1,494	117,922
Astec Industries, Inc.	2,749	96,462
Bloom Energy Corp., Class A†	23,984	324,743
Hyster-Yale, Inc.	1,381	112,883
Manitowoc Co., Inc.†	4,199	53,075
Net Power, Inc.†	2,550	24,378
NuScale Power Corp.†	9,357	95,629
Terex Corp.	8,035	508,294
		1,333,386
Machinery-Diversified — 2.0%
Alamo Group, Inc.	1,235	238,009
Albany International Corp., Class A	3,763	352,142
Applied Industrial Technologies, Inc.	4,638	1,011,965
Cactus, Inc., Class A	7,900	498,648
Chart Industries, Inc.†	5,090	819,897
Columbus McKinnon Corp.	3,426	130,736
CSW Industrials, Inc.	1,866	605,368
DXP Enterprises, Inc.†	1,505	82,414
Eastman Kodak Co.†	7,293	42,372
Gencor Industries, Inc.†	1,241	30,566
Gorman-Rupp Co.	2,527	104,390
GrafTech International, Ltd.†	31,213	23,975
Ichor Holdings, Ltd.†	3,925	133,450
Kadant, Inc.	1,414	497,007
Lindsay Corp.	1,324	166,811
Mueller Water Products, Inc., Class A	18,735	387,440
Taylor Devices, Inc.†	287	14,740
Tennant Co.	2,286	246,179
Thermon Group Holdings, Inc.†	4,021	131,929
Twin Disc, Inc.	1,346	19,409
Watts Water Technologies, Inc., Class A	3,303	685,439
Zurn Elkay Water Solutions Corp.	17,549	569,641
		6,792,527
Media — 0.4%
AMC Networks, Inc., Class A†	3,846	42,806
Cable One, Inc.	680	281,098
E.W. Scripps Co., Class A†	7,306	27,471
Gannett Co., Inc.†	17,115	84,035
Gray Television, Inc.	10,317	66,338
iHeartMedia, Inc., Class A†	12,461	22,181
Liberty Latin America, Ltd., Class A†	4,005	41,972
Liberty Latin America, Ltd., Class C†	16,232	172,059
Scholastic Corp.	2,837	88,883
Sinclair, Inc.	3,860	59,367
Sphere Entertainment Co.†	3,202	142,425
TEGNA, Inc.	21,251	338,529
Thryv Holdings, Inc.†	3,836	74,725
Townsquare Media, Inc.	1,580	19,086
Security Description	Shares or Principal Amount	Value

Media (continued)
Value Line, Inc.	96	$ 4,536
WideOpenWest, Inc.†	5,939	32,368
		1,497,879
Metal Fabricate/Hardware — 0.9%
Metallus, Inc.†	5,162	115,732
AZZ, Inc.	3,540	283,058
Eastern Co.	627	18,459
Foster (Lb) Co. A†	1,093	26,243
Helios Technologies, Inc.	4,009	184,214
Hillman Solutions Corp.†	23,697	240,525
Janus International Group, Inc.†	17,106	246,669
Mayville Engineering Co., Inc.†	1,534	29,315
Mueller Industries, Inc.	13,475	955,916
NN, Inc.†	5,552	21,764
Northwest Pipe Co.†	1,168	44,559
Olympic Steel, Inc.	1,338	67,810
Omega Flex, Inc.	428	22,504
Park-Ohio Holdings Corp.	1,035	32,313
Proto Labs, Inc.†	3,092	107,663
Ryerson Holding Corp.	3,504	83,360
Standex International Corp.	1,403	262,080
Tredegar Corp.†	3,207	18,312
Worthington Enterprises, Inc.	3,795	189,408
Xometry, Inc., Class A†	5,071	74,189
		3,024,093
Mining — 0.8%
Caledonia Mining Corp. PLC	1,982	23,189
Centrus Energy Corp., Class A†	1,700	74,273
Century Aluminum Co.†	6,365	96,175
Coeur Mining, Inc.†	47,639	309,177
Compass Minerals International, Inc.	4,165	55,395
Constellium SE†	15,616	278,121
Contango ORE, Inc.†	945	21,593
Critical Metals Corp.†	881	8,880
Dakota Gold Corp.†	7,912	18,831
Encore Energy Corp.†	21,491	83,815
Energy Fuels, Inc.†	19,543	111,200
Hecla Mining Co.	69,760	403,213
i-80 Gold Corp.†	31,263	32,826
Ivanhoe Electric, Inc.†	10,079	99,984
Kaiser Aluminum Corp.	1,927	151,636
Lifezone Metals, Ltd.†	4,403	34,740
Metals Acquisition, Ltd.†	6,495	83,785
Novagold Resources, Inc.†	29,409	140,575
Pan American Silver Corp. CVR†	29,003	13,341
Perpetua Resources Corp.†	4,643	31,526
Piedmont Lithium, Inc.†	2,181	21,854
SSR Mining, Inc.†	24,470	136,298
United States Lime & Minerals, Inc.	1,270	108,013
Uranium Energy Corp.†	47,427	281,242
Ur-Energy, Inc.†	33,157	41,115
		2,660,797
Miscellaneous Manufactur — 0.0%
Byrna Technologies, Inc.†	2,085	19,557
Miscellaneous Manufacturing — 1.2%
AMMO, Inc.†	10,816	19,685
Core Molding Technologies, Inc.†	911	16,808
Enpro, Inc.	2,532	432,820
Fabrinet†	4,398	970,023
Federal Signal Corp.	7,251	724,882

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing (continued)
Hillenbrand, Inc.	8,468	$ 374,540
John Bean Technologies Corp.	3,831	376,894
LSB Industries, Inc.†	6,429	58,568
Materion Corp.	2,483	299,028
Myers Industries, Inc.	4,428	65,977
NL Industries, Inc.	1,013	6,473
Park Aerospace Corp.	2,240	30,038
Sight Sciences, Inc.†	4,236	32,956
Smith & Wesson Brands, Inc.	5,492	90,893
Solidion Technology, Inc.†	1,068	441
Sturm Ruger & Co., Inc.	2,044	92,205
Trinity Industries, Inc.	9,855	325,806
		3,918,037
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,299	106,657
Office Furnishings — 0.2%
CompX International, Inc.	184	4,718
HNI Corp.	5,665	311,292
Interface, Inc.	6,919	119,560
Steelcase, Inc., Class A	11,160	161,709
Virco Mfg. Corp.	1,259	22,158
		619,437
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	19,362	127,789
Xerox Holdings Corp.	14,027	151,001
		278,790
Oil & Gas — 3.1%
Amplify Energy Corp.†	4,728	35,507
Berry Corp.	9,236	63,359
Borr Drilling, Ltd.	28,584	195,800
California Resources Corp.	8,318	427,878
CNX Resources Corp.†	18,065	478,181
Comstock Resources, Inc.	11,141	105,505
Crescent Energy Co., Class A	19,628	240,044
CVR Energy, Inc.	4,119	117,803
Delek US Holdings, Inc.	7,645	181,798
Diamond Offshore Drilling, Inc.†	12,336	202,557
Diversified Energy Co. PLC	5,667	93,222
Empire Petroleum Corp.†	1,692	9,255
Evolution Petroleum Corp.	3,696	20,772
Granite Ridge Resources, Inc.	6,348	43,484
Gulfport Energy Corp.†	1,562	229,942
Helmerich & Payne, Inc.	11,656	471,136
HighPeak Energy, Inc.	1,753	29,468
Kosmos Energy, Ltd.†	56,412	311,958
Magnolia Oil & Gas Corp., Class A	20,883	568,853
Murphy Oil Corp.	17,490	723,736
Nabors Industries, Ltd.†	1,102	113,319
Noble Corp. PLC	13,792	651,258
Northern Oil & Gas, Inc.	11,961	516,596
Par Pacific Holdings, Inc.†	6,907	183,381
Patterson-UTI Energy, Inc.	48,140	529,059
PBF Energy, Inc., Class A	12,524	510,353
Prairie Operating Co.†	505	4,873
PrimeEnergy Resources Corp.†	84	9,922
Riley Exploration Permian, Inc.	1,370	40,127
Ring Energy, Inc.†	17,869	35,202
Sable Offshore Corp.†	6,084	102,333
SandRidge Energy, Inc.	3,878	52,702
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Seadrill, Ltd.†	8,972	$ 493,550
Sitio Royalties Corp.	9,965	242,648
SM Energy Co.	13,797	637,422
Talos Energy, Inc.†	17,843	211,261
Transocean, Ltd.†	87,941	509,178
VAALCO Energy, Inc.	12,560	89,930
Valaris, Ltd.†	7,569	594,848
Vital Energy, Inc.†	3,448	150,367
Vitesse Energy, Inc.	3,015	78,269
W&T Offshore, Inc.	11,893	28,662
		10,335,518
Oil & Gas Services — 1.4%
Archrock, Inc.	18,616	385,910
Aris Water Solution, Inc., Class A	3,231	57,221
Atlas Energy Solutions, Inc.	8,192	173,998
Bristow Group, Inc.†	2,963	112,446
ChampionX Corp.	23,004	788,117
Core Laboratories, Inc.	5,662	138,662
DMC Global, Inc.†	2,365	31,928
DNOW, Inc.†	13,006	199,772
Drilling Tools International Corp.†	1,420	8,122
Dril-Quip, Inc.†	4,125	71,445
Expro Group Holdings NV†	11,419	265,149
Forum Energy Technologies, Inc.†	1,414	26,088
Geospace Technologies Corp.†	1,515	14,135
Helix Energy Solutions Group, Inc.†	17,374	205,013
Kodiak Gas Services, Inc.	2,430	70,105
Liberty Energy, Inc.	19,468	470,152
Mammoth Energy Services, Inc.†	2,930	11,779
Matrix Service Co.†	3,189	32,273
Natural Gas Services Group, Inc.†	1,293	26,325
Newpark Resources, Inc.†	9,990	82,517
Oceaneering International, Inc.†	12,188	365,884
Oil States International, Inc.†	7,402	42,339
ProFrac Holding Corp., Class A†	2,678	24,879
ProPetro Holding Corp.†	10,945	104,963
Ranger Energy Services, Inc.	2,006	26,018
RPC, Inc.	10,247	76,545
SEACOR Marine Holdings, Inc.†	2,940	40,748
Select Water Solutions, Inc.	11,002	130,044
Solaris Oilfield Infrastructure, Inc., Class A	3,031	39,858
TETRA Technologies, Inc.†	15,138	56,465
Tidewater, Inc.†	5,881	581,984
US Silica Holdings, Inc.†	9,158	141,857
		4,802,741
Packaging & Containers — 0.3%
Ardagh Metal Packaging SA	17,423	64,117
Clearwater Paper Corp.†	1,957	108,555
Greif, Inc., Class A	3,006	200,440
Greif, Inc., Class B	581	41,059
Karat Packaging, Inc.	825	24,643
O-I Glass, Inc.†	18,679	249,552
Pactiv Evergreen, Inc.	4,881	64,136
Ranpak Holdings Corp.†	5,179	37,392
TriMas Corp.	4,895	120,319
		910,213
Pharmaceuticals — 2.8%
ACELYRIN, Inc.†	8,801	52,806
AdaptHealth Corp.†	12,275	139,444
Aduro Biotech Holding, Inc. CVR†(1)	1,482	0
Agios Pharmaceuticals, Inc.†	6,815	316,216

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Akebia Therapeutics, Inc.†	25,082	$ 34,613
Alector, Inc.†	9,731	58,386
Alimera Sciences, Inc.†	2,583	14,361
Alkermes PLC†	20,303	554,678
Amneal Pharmaceuticals, Inc.†	19,187	140,641
Amphastar Pharmaceuticals, Inc.†	4,639	201,889
Anika Therapeutics, Inc.†	1,766	48,124
Aquestive Therapeutics, Inc.†	8,954	34,383
Arvinas, Inc.†	7,746	213,092
Avadel Pharmaceuticals PLC†	11,144	182,093
Biote Corp.†	3,251	25,780
Catalyst Pharmaceuticals, Inc.†	14,032	241,912
Coherus Biosciences, Inc.†	13,272	20,439
Collegium Pharmaceutical, Inc.†	3,927	151,464
Corbus Pharmaceuticals Holdings, Inc.†	1,225	72,851
Corcept Therapeutics, Inc.†	9,750	377,032
CorMedix, Inc.†	6,623	30,333
Enanta Pharmaceuticals, Inc.†	2,422	35,749
Enliven Therapeutics, Inc.†	4,244	111,957
Fennec Pharmaceuticals, Inc.†	2,826	18,284
Foghorn Therapeutics, Inc.†	3,045	21,376
Fulcrum Therapeutics, Inc.†	7,482	69,433
G1 Therapeutics, Inc.†	5,950	25,526
Galectin Therapeutics, Inc.†	2,455	6,138
Gyre Therapeutics, Inc.†	841	12,169
Harmony Biosciences Holdings, Inc.†	3,641	123,284
Harrow, Inc.†	3,683	94,948
Herbalife, Ltd.†	12,049	147,962
Heron Therapeutics, Inc.†	14,155	42,040
Ironwood Pharmaceuticals, Inc.†	17,059	116,513
Jounce Therapeutics, Inc. CVR†(1)	4,828	145
KalVista Pharmaceuticals, Inc.†	4,592	66,768
Kura Oncology, Inc.†	8,743	181,942
Longboard Pharmaceuticals, Inc.†	3,900	129,636
Lyell Immunopharma, Inc.†	19,376	31,195
Madrigal Pharmaceuticals, Inc.†	2,115	602,056
MannKind Corp.†	31,972	184,159
MediWound, Ltd.†	966	18,576
Mirum Pharmaceuticals, Inc.†	4,730	191,801
Morphic Holding, Inc.†	4,803	272,138
Nature's Sunshine Products, Inc.†	1,553	26,572
Neurogene, Inc.†	1,242	51,096
Ocugen, Inc.†	30,852	43,347
Ocular Therapeutix, Inc.†	18,762	158,727
Option Care Health, Inc.†	21,026	624,262
ORIC Pharmaceuticals, Inc.†	7,424	83,149
Outlook Therapeutics, Inc.†	949	7,355
Owens & Minor, Inc.†	9,095	149,340
Pacira BioSciences, Inc.†	5,525	114,091
PetIQ, Inc.†	3,255	71,219
Phibro Animal Health Corp., Class A	2,462	46,483
Protagonist Therapeutics, Inc.†	7,046	263,802
Regulus Therapeutics, Inc.†	7,614	13,705
Revance Therapeutics, Inc.†	12,553	47,450
Rhythm Pharmaceuticals, Inc.†	6,601	318,234
Scpharmaceuticals, Inc.†	3,423	17,218
SIGA Technologies, Inc.	5,584	55,728
Skye Bioscience, Inc.†	2,076	10,733
Spyre Therapeutics, Inc.†	4,174	114,785
Summit Therapeutics, Inc.†	10,555	113,994
Supernus Pharmaceuticals, Inc.†	6,055	180,560
Telomir Pharmaceuticals, Inc.†	580	2,094
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Trevi Therapeutics, Inc.†	7,081	$ 22,518
USANA Health Sciences, Inc.†	1,375	61,325
Vanda Pharmaceuticals, Inc.†	6,873	40,138
Vaxcyte, Inc.†	13,164	1,038,508
Verrica Pharmaceuticals, Inc.†	2,283	15,045
Voyager Therapeutics, Inc.†	5,547	50,977
Xeris Biopharma Holdings, Inc.†	16,908	41,932
Y-mAbs Therapeutics, Inc.†	4,435	54,462
		9,253,181
Pipelines — 0.2%
Excelerate Energy, Inc., Class A	2,101	42,293
Golar LNG, Ltd.	11,933	416,462
Kinetik Holdings, Inc.	4,613	191,347
NextDecade Corp.†	13,941	113,062
		763,164
Private Equity — 0.1%
Chicago Atlantic Real Estate Finance, Inc.	2,038	32,567
P10, Inc.	5,019	50,040
Patria Investments, Ltd.	6,632	86,282
		168,889
Real Estate — 0.7%
American Realty Investors, Inc.†	180	3,803
Angel Oak Mtg. REIT, Inc.	1,433	18,056
Anywhere Real Estate, Inc.†	11,834	55,856
Compass, Inc., Class A†	43,963	192,998
Cushman & Wakefield PLC†	27,610	361,967
eXp World Holdings, Inc.	9,766	140,240
FRP Holdings, Inc.†	1,607	48,355
Kennedy-Wilson Holdings, Inc.	13,711	142,731
Legacy Housing Corp.†	1,352	38,505
Marcus & Millichap, Inc.	2,830	112,096
Maui Land & Pineapple Co., Inc.†	917	21,925
McGrath RentCorp	2,943	323,230
Newmark Group, Inc., Class A	16,468	213,755
Offerpad Solutions, Inc.†	1,259	5,590
RE/MAX Holdings, Inc., Class A	2,158	20,825
Real Brokerage, Inc.†	11,472	68,258
Redfin Corp.†	14,140	115,100
RMR Group, Inc., Class A	1,864	48,352
Sky Harbour Group Corp.†	1,368	14,022
St. Joe Co.	4,348	268,185
Star Holdings†	1,561	20,995
Stratus Properties, Inc.†	674	18,616
Transcontinental Realty Investors, Inc.†	149	4,685
		2,258,145
REITS — 6.1%
Acadia Realty Trust	12,184	263,662
AFC Gamma, Inc.	2,041	18,308
AG Mtg. Investment Trust, Inc.	3,471	26,796
Alexander & Baldwin, Inc.	8,777	172,995
Alexander's, Inc.	259	62,756
Alpine Income Property Trust, Inc.	1,510	26,229
American Assets Trust, Inc.	5,778	153,233
American Healthcare REIT, Inc.	7,840	124,970
Apartment Investment & Management Co., Class A†	17,152	151,967
Apollo Commercial Real Estate Finance, Inc.	17,189	187,360
Apple Hospitality REIT, Inc.	27,489	406,562
Arbor Realty Trust, Inc.	22,206	299,781
Ares Commercial Real Estate Corp.	6,441	49,789
Armada Hoffler Properties, Inc.	8,001	95,052

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
ARMOUR Residential REIT, Inc.	5,914	$ 119,463
Blackstone Mtg. Trust, Inc., Class A	20,936	373,708
Braemar Hotels & Resorts, Inc.	7,947	28,212
Brandywine Realty Trust	20,436	102,997
BrightSpire Capital, Inc.	15,576	89,250
Broadstone Net Lease, Inc.	22,746	396,008
BRT Apartments Corp.	1,359	25,468
CareTrust REIT, Inc.	16,345	440,661
CBL & Associates Properties, Inc.	2,740	70,610
Centerspace	1,796	125,415
Chatham Lodging Trust	5,807	51,044
Chimera Investment Corp.	9,712	141,892
City Office REIT, Inc.	4,700	28,435
Claros Mtg. Trust, Inc.	10,409	98,990
Clipper Realty, Inc.	1,433	5,646
Community Healthcare Trust, Inc.	3,236	70,415
COPT Defense Properties	13,575	393,268
CTO Realty Growth, Inc.	2,664	53,466
DiamondRock Hospitality Co.	25,371	208,803
Diversified Healthcare Trust	26,336	87,962
Douglas Emmett, Inc.	19,473	313,321
Dynex Capital, Inc.	7,704	93,758
Easterly Government Properties, Inc.	11,705	163,051
Ellington Financial, Inc.	9,958	126,367
Elme Communities	10,612	174,674
Empire State Realty Trust, Inc., Class A	16,164	174,086
Equity Commonwealth†	12,754	259,799
Essential Properties Realty Trust, Inc.	21,156	626,006
Farmland Partners, Inc.	5,305	56,339
Four Corners Property Trust, Inc.	11,063	300,250
Franklin BSP Realty Trust, Inc.	9,900	137,016
Franklin Street Properties Corp.	11,761	20,464
Getty Realty Corp.	5,965	176,683
Gladstone Commercial Corp.	4,833	72,737
Gladstone Land Corp.	4,052	60,172
Global Medical REIT, Inc.	7,326	69,963
Global Net Lease, Inc.	24,211	210,636
Granite Point Mtg. Trust, Inc.	6,071	18,092
Hudson Pacific Properties, Inc.	16,492	98,787
Independence Realty Trust, Inc.	27,251	508,231
Industrial Logistics Properties Trust	7,873	40,467
Innovative Industrial Properties, Inc.	3,398	417,308
InvenTrust Properties Corp.	8,217	231,473
Invesco Mtg. Capital, Inc.	5,911	53,672
JBG SMITH Properties	10,699	174,929
Kite Realty Group Trust	26,184	645,697
KKR Real Estate Finance Trust, Inc.	7,088	81,370
Ladder Capital Corp.	13,688	164,256
LTC Properties, Inc.	5,179	184,942
LXP Industrial Trust	35,048	360,994
Macerich Co.	26,126	418,277
MFA Financial, Inc.	12,343	138,118
National Health Investors, Inc.	5,047	377,818
NET Lease Office Properties	1,791	52,852
NETSTREIT Corp.	8,891	146,435
New York Mtg. Trust, Inc.	10,942	70,904
NexPoint Diversified Real Estate Trust	3,929	24,871
Nexpoint Real Estate Finance, Inc.	986	14,228
NexPoint Residential Trust, Inc.	2,737	119,580
One Liberty Properties, Inc.	1,914	50,510
Orchid Island Capital, Inc.	6,410	51,536
Orion Office REIT, Inc.	6,770	27,419
Security Description	Shares or Principal Amount	Value

REITS (continued)
Outfront Media, Inc.	17,846	$ 289,462
Paramount Group, Inc.	22,247	116,574
Peakstone Realty Trust	4,403	59,793
Pebblebrook Hotel Trust	14,399	197,122
PennyMac Mtg. Investment Trust	10,478	144,282
Phillips Edison & Co., Inc.	14,806	519,691
Piedmont Office Realty Trust, Inc., Class A	14,887	128,773
Plymouth Industrial REIT, Inc.	4,836	115,677
Postal Realty Trust, Inc., Class A	2,596	38,836
PotlatchDeltic Corp.	9,579	424,924
Ready Capital Corp.	19,486	180,830
Redwood Trust, Inc.	15,876	115,419
Retail Opportunity Investments Corp.	14,946	223,443
RLJ Lodging Trust	18,378	173,488
Ryman Hospitality Properties, Inc.	7,072	710,807
Sabra Health Care REIT, Inc.	27,905	452,898
Safehold, Inc.	6,245	144,509
Saul Centers, Inc.	1,268	50,149
Service Properties Trust	19,893	112,793
Seven Hills Realty Trust	1,542	20,647
SITE Centers Corp.	22,907	353,913
SL Green Realty Corp.	8,011	533,853
Strawberry Fields REIT, Inc.	703	8,063
Summit Hotel Properties, Inc.	12,655	80,233
Sunrise Realty Trust, Inc.†	680	8,160
Sunstone Hotel Investors, Inc.	24,526	254,089
Tanger, Inc.	12,838	371,018
Terreno Realty Corp.	11,519	788,015
TPG RE Finance Trust, Inc.	6,920	60,481
Two Harbors Investment Corp.	12,521	168,658
UMH Properties, Inc.	7,700	136,752
Uniti Group, Inc.	28,840	110,746
Universal Health Realty Income Trust	1,550	66,262
Urban Edge Properties	14,447	293,274
Veris Residential, Inc.	9,466	148,711
Whitestone REIT	5,893	81,323
Xenia Hotels & Resorts, Inc.	12,294	170,641
		20,313,570
Retail — 3.8%
Abercrombie & Fitch Co., Class A†	6,065	894,466
Academy Sports & Outdoors, Inc.	8,717	471,328
American Eagle Outfitters, Inc.	21,990	484,879
America's Car-Mart, Inc.†	727	50,345
Arko Corp.	9,706	63,574
Asbury Automotive Group, Inc.†	2,443	657,704
Beacon Roofing Supply, Inc.†	7,680	789,504
Biglari Holdings, Inc., Class B†	88	17,666
BJ's Restaurants, Inc.†	2,283	72,097
Blink Charging Co.†	11,600	38,164
Bloomin' Brands, Inc.	9,522	198,534
BlueLinx Holdings, Inc.†	1,019	122,881
Boot Barn Holdings, Inc.†	3,568	476,257
Brinker International, Inc.†	5,314	355,028
Buckle, Inc.	3,724	160,840
Build-A-Bear Workshop, Inc.	1,557	42,226
Caleres, Inc.	4,121	158,906
Camping World Holdings, Inc., Class A	5,108	116,871
Cheesecake Factory, Inc.	5,822	226,418
Chuy's Holdings, Inc.†	2,079	77,110
Citi Trends, Inc.†	969	19,002
Clean Energy Fuels Corp.†	20,583	58,662
Cracker Barrel Old Country Store, Inc.	2,668	122,274

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Dave & Buster's Entertainment, Inc.†	3,972	$ 149,387
Denny's Corp.†	6,156	45,308
Designer Brands, Inc., Class A	5,067	41,347
Destination XL Group, Inc.†	6,461	24,100
Dine Brands Global, Inc.	1,836	65,802
El Pollo Loco Holdings, Inc.†	3,243	39,111
EVgo, Inc.†	12,144	46,633
First Watch Restaurant Group, Inc.†	3,659	59,532
FirstCash Holdings, Inc.	4,719	526,640
Foot Locker, Inc.	10,060	292,344
Genesco, Inc.†	1,300	40,079
GMS, Inc.†	4,827	464,502
Group 1 Automotive, Inc.	1,597	584,055
GrowGeneration Corp.†	7,014	16,202
Haverty Furniture Cos., Inc.	1,738	50,871
J. Jill, Inc.	571	21,955
Jack in the Box, Inc.	2,367	140,694
Kura Sushi USA, Inc., Class A†	714	41,048
La-Z-Boy, Inc.	5,172	228,292
Leslie's, Inc.†	21,672	63,932
MarineMax, Inc.†	2,605	90,836
Movado Group, Inc.	1,820	47,138
National Vision Holdings, Inc.†	9,388	135,750
Nu Skin Enterprises, Inc., Class A	5,981	67,107
ODP Corp.†	4,298	181,591
ONE Group Hospitality, Inc.†	2,511	12,731
OneWater Marine, Inc., Class A†	1,441	35,564
Papa John's International, Inc.	4,010	177,362
Patrick Industries, Inc.	2,605	333,596
PC Connection, Inc.	1,396	99,912
Petco Health & Wellness Co., Inc.†	10,011	34,638
Portillo's, Inc., Class A†	6,512	67,464
Potbelly Corp.†	3,310	24,163
PriceSmart, Inc.	3,024	276,182
Qurate Retail, Inc.†	120	478
Sally Beauty Holdings, Inc.†	12,589	144,144
Savers Value Village, Inc.†	2,821	28,746
Shake Shack, Inc., Class A†	4,585	401,738
Shoe Carnival, Inc.	2,155	91,523
Signet Jewelers, Ltd.	5,150	433,270
Sonic Automotive, Inc., Class A	1,756	104,552
Sweetgreen, Inc., Class A†	11,910	327,287
Tile Shop Holdings, Inc.†	3,454	24,938
Tilly's, Inc., Class A†	1,786	10,466
Urban Outfitters, Inc.†	7,725	355,736
Vera Bradley, Inc.†	3,225	22,188
Victoria's Secret & Co.†	9,463	167,968
Warby Parker, Inc., Class A†	10,514	173,166
Winmark Corp.	352	139,265
Zumiez, Inc.†	1,980	50,332
		12,676,401
Savings & Loans — 1.1%
WaFd, Inc.	8,053	286,606
Axos Financial, Inc.†	6,589	481,063
Banc of California, Inc.	16,758	234,277
Berkshire Hills Bancorp, Inc.	5,238	144,569
Brookline Bancorp, Inc.	10,638	111,593
Capitol Federal Financial, Inc.	14,959	94,541
Essa Bancorp, Inc.	1,011	19,401
First Financial Northwest, Inc.	845	18,176
Flushing Financial Corp.	3,321	48,918
Security Description	Shares or Principal Amount	Value

Savings & Loans (continued)
FS Bancorp, Inc.	803	$ 35,356
Greene County Bancorp, Inc.	844	30,595
Hingham Institution for Savings	189	47,003
Home Bancorp, Inc.	858	37,855
HomeTrust Bancshares, Inc.	1,777	63,030
New York Community Bancorp, Inc.	30,580	321,702
Northfield Bancorp, Inc.	4,732	59,197
Northwest Bancshares, Inc.	15,365	215,725
OceanFirst Financial Corp.	6,936	126,027
Pacific Premier Bancorp, Inc.	11,554	312,651
Provident Financial Services, Inc.	15,182	281,474
Southern Missouri Bancorp, Inc.	1,146	65,551
Timberland Bancorp, Inc.	908	27,739
WaterStone Financial, Inc.	1,985	29,616
WSFS Financial Corp.	7,228	408,310
		3,500,975
Semiconductors — 2.0%
ACM Research, Inc., Class A†	6,142	110,249
Aehr Test Systems†	3,336	62,950
Alpha & Omega Semiconductor, Ltd.†	2,797	115,796
Ambarella, Inc.†	4,569	240,512
Arteris, Inc.†	3,327	27,248
Axcelis Technologies, Inc.†	3,928	496,303
CEVA, Inc.†	2,811	56,361
Cohu, Inc.†	5,581	178,536
Diodes, Inc.†	5,500	430,100
FormFactor, Inc.†	9,336	500,036
GCT Semiconductor Holding, Inc.†	913	4,291
Impinj, Inc.†	2,726	434,225
Kulicke & Soffa Industries, Inc.	6,615	312,030
MaxLinear, Inc.†	9,528	134,726
Navitas Semiconductor Corp.†	15,213	56,440
Ouster, Inc.†	5,217	68,499
Photronics, Inc.†	7,432	188,847
Power Integrations, Inc.	6,825	498,498
QuickLogic Corp.†	1,663	17,960
Rambus, Inc.†	13,126	675,201
Richardson Electronics, Ltd.	1,481	17,728
Semtech Corp.†	7,813	247,828
Silicon Laboratories, Inc.†	3,821	459,017
SiTime Corp.†	2,216	314,561
SkyWater Technology, Inc.†	3,284	24,302
SMART Global Holdings, Inc.†	6,206	145,220
Synaptics, Inc.†	4,700	410,404
Ultra Clean Holdings, Inc.†	5,336	230,835
Veeco Instruments, Inc.†	6,702	277,530
Vishay Precision Group, Inc.†	1,461	50,098
		6,786,331
Software — 4.7%
8x8, Inc.†	14,101	43,431
ACI Worldwide, Inc.†	12,717	549,756
ACV Auctions, Inc., Class A†	17,842	304,741
Adeia, Inc.	13,119	154,148
Agilysys, Inc.†	2,667	298,944
Airship AI Holdings, Inc.†	372	1,481
Alignment Healthcare, Inc.†	12,068	105,474
Alkami Technology, Inc.†	5,310	173,796
Altair Engineering, Inc., Class A†	6,893	609,065
American Software, Inc., Class A	3,789	41,452
Amplitude, Inc., Class A†	9,210	78,838
Appian Corp., Class A†	4,857	179,418

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Asana, Inc., Class A†	9,571	$ 139,258
Asure Software, Inc.†	2,856	29,417
AvePoint, Inc.†	15,302	166,792
AvidXchange Holdings, Inc.†	20,956	187,347
Bandwidth, Inc., Class A†	2,979	67,981
BigBear.ai Holdings, Inc.†	12,250	18,497
BigCommerce Holdings, Inc., Series 1†	8,502	68,866
Blackbaud, Inc.†	4,977	395,074
BlackLine, Inc.†	6,959	330,692
Blend Labs, Inc., Class A†	27,839	77,114
Box, Inc., Class A†	16,981	477,506
Braze, Inc., Class A†	6,311	278,063
C3.ai, Inc., Class A†	9,966	266,590
Cerence, Inc.†	4,960	15,773
Clear Secure, Inc., Class A	10,586	226,011
Clearwater Analytics Holdings, Inc., Class A†	16,882	330,043
Climb Global Solutions, Inc.	507	36,210
CommVault Systems, Inc.†	5,263	804,449
Consensus Cloud Solutions, Inc.†	2,173	46,285
CS Disco, Inc.†	3,545	21,908
CSG Systems International, Inc.	3,569	167,172
Daily Journal Corp.†	168	78,221
Definitive Healthcare Corp.†	6,429	25,073
Digi International, Inc.†	4,307	117,581
Digimarc Corp.†	1,829	58,510
Digital Turbine, Inc.†	11,570	27,537
DigitalOcean Holdings, Inc.†	7,914	262,191
Domo, Inc., Class B†	4,077	34,084
Donnelley Financial Solutions, Inc.†	3,156	212,967
E2open Parent Holdings, Inc.†	20,584	96,127
eGain Corp.†	2,447	17,741
Enfusion, Inc., Class A†	5,837	55,335
Envestnet, Inc.†	6,110	378,698
EverCommerce, Inc.†	2,573	31,030
Evolent Health, Inc., Class A†	13,920	324,614
Fastly, Inc., Class A†	15,536	125,842
Freshworks, Inc.†	24,582	307,275
GigaCloud Technology, Inc.†	2,831	83,316
Golden Matrix Group, Inc.†	2,398	5,347
Health Catalyst, Inc.†	7,044	51,914
IBEX Holdings, Ltd.†	1,082	18,870
Ibotta, Inc.†	918	61,726
iLearningEngines Holdings, Inc.†	3,534	29,226
Immersion Corp.	3,648	46,585
Innodata, Inc.†	3,261	63,100
Inspired Entertainment, Inc.†	2,645	24,413
Instructure Holdings, Inc.†	2,664	62,231
Intapp, Inc.†	4,707	168,652
IonQ, Inc.†	23,922	194,964
Jamf Holding Corp.†	8,942	163,728
Kaltura, Inc.†	11,590	15,415
Matterport, Inc.†	31,581	140,220
MeridianLink, Inc.†	3,252	76,845
N-able, Inc.†	8,615	120,093
Olo, Inc., Class A†	12,632	60,381
ON24, Inc.†	3,326	21,852
Outbrain, Inc.†	4,651	22,232
PagerDuty, Inc.†	10,762	225,249
PDF Solutions, Inc.†	3,753	131,693
Phreesia, Inc.†	6,141	153,218
Planet Labs PBC†	20,320	51,613
Playstudios, Inc.†	10,615	23,035
Security Description	Shares or Principal Amount	Value

Software (continued)
Porch Group, Inc.†	9,307	$ 19,079
PowerSchool Holdings, Inc., Class A†	7,180	161,981
Privia Health Group, Inc.†	12,301	255,123
Progress Software Corp.	5,178	302,395
PROS Holdings, Inc.†	5,514	132,887
PubMatic, Inc., Class A†	5,042	110,722
Rackspace Technology, Inc.†	8,060	18,860
Red Violet, Inc.†	1,330	34,261
ReposiTrak, Inc.	1,413	27,002
Sapiens International Corp. NV	3,711	144,358
Schrodinger, Inc.†	6,705	149,387
SEMrush Holdings, Inc.†	4,374	64,473
Simulations Plus, Inc.	1,915	78,209
SolarWinds Corp.	6,562	78,285
SoundHound AI, Inc.†	34,220	174,180
Sprout Social, Inc., Class A†	5,956	232,701
SPS Commerce, Inc.†	4,487	966,589
Talkspace, Inc.†	14,823	29,794
Verint Systems, Inc.†	7,447	269,135
Vertex, Inc., Class A†	6,544	259,470
Viant Technology, Inc., Class A†	1,875	21,806
Vimeo, Inc.†	17,855	71,777
Weave Communications, Inc.†	4,720	47,200
WM Technology, Inc.†	10,062	10,867
Workiva, Inc.†	6,090	449,259
Yext, Inc.†	12,638	72,795
Zeta Global Holdings Corp., Class A†	19,833	424,823
Zuora, Inc., Class A†	15,619	141,664
		15,609,418
Telecommunications — 1.5%
A10 Networks, Inc.	8,548	111,893
ADTRAN Holdings, Inc.	9,496	64,288
Anterix, Inc.†	1,521	61,235
Applied Digital Corp.†	11,874	57,708
AST SpaceMobile, Inc.†	14,223	294,132
ATN International, Inc.	1,276	37,859
Aviat Networks, Inc.†	1,372	42,532
BlackSky Technology, Inc.†	12,834	14,374
Calix, Inc.†	7,088	291,529
Clearfield, Inc.†	1,504	65,274
CommScope Holding Co., Inc.†	25,452	65,921
Consolidated Communications Holdings, Inc.†	9,264	42,614
Credo Technology Group Holding, Ltd.†	15,348	425,907
DigitalBridge Group, Inc.	19,168	270,844
EchoStar Corp., Class A†	14,679	294,754
Extreme Networks, Inc.†	15,148	216,616
Globalstar, Inc.†	87,961	106,433
Gogo, Inc.†	7,811	70,924
Harmonic, Inc.†	13,319	195,256
IDT Corp., Class B	1,859	71,070
Infinera Corp.†	24,022	142,691
InterDigital, Inc.	3,050	374,418
Lumen Technologies, Inc.†	122,048	384,451
NETGEAR, Inc.†	3,407	54,103
Ooma, Inc.†	2,978	30,971
Powerfleet, Inc.†	10,911	49,427
Preformed Line Products Co.	293	40,396
Ribbon Communications, Inc.†	10,923	37,029
Shenandoah Telecommunications Co.	5,873	125,036
Spok Holdings, Inc.	2,206	33,818
Telephone & Data Systems, Inc.	11,894	252,153
Terran Orbital Corp.†	18,591	13,380

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Viasat, Inc.†	14,630	$ 295,819
Viavi Solutions, Inc.†	26,550	213,462
		4,848,317
Textiles — 0.1%
UniFirst Corp.	1,816	353,285
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	3,703	36,993
JAKKS Pacific, Inc.†	963	20,261
		57,254
Transportation — 1.5%
Air Transport Services Group, Inc.†	6,180	99,745
ArcBest Corp.	2,839	357,856
Ardmore Shipping Corp.	4,999	108,378
Costamare, Inc.	5,178	76,738
Covenant Logistics Group, Inc.	976	54,607
CryoPort, Inc.†	5,245	48,411
DHT Holdings, Inc.	16,276	191,243
Dorian LPG, Ltd.	4,176	170,631
FLEX LNG, Ltd.	3,682	99,046
Forward Air Corp.	3,019	76,562
Genco Shipping & Trading, Ltd.	5,086	98,719
Golden Ocean Group, Ltd.	14,672	182,226
Heartland Express, Inc.	5,623	72,930
Himalaya Shipping, Ltd.	3,587	29,127
Hub Group, Inc., Class A	7,361	344,274
International Seaways, Inc.	4,871	272,776
Marten Transport, Ltd.	7,003	131,726
Matson, Inc.	4,101	544,244
Nordic American Tankers, Ltd.	24,578	91,676
P.A.M. Transportation Services, Inc.†	729	14,864
Pangaea Logistics Solutions, Ltd.	3,779	27,436
Radiant Logistics, Inc.†	4,283	26,640
RXO, Inc.†	14,058	445,779
Safe Bulkers, Inc.	7,613	38,522
Scorpio Tankers, Inc.	5,649	433,165
SFL Corp., Ltd.	13,591	160,918
Teekay Corp.†	6,898	59,806
Teekay Tankers, Ltd., Class A	2,893	189,318
Universal Logistics Holdings, Inc.	821	35,328
Werner Enterprises, Inc.	7,631	299,059
World Kinect Corp.	7,104	198,415
		4,980,165
Trucking & Leasing — 0.2%
GATX Corp.	4,304	600,408
Greenbrier Cos., Inc.	3,700	188,737
Willis Lease Finance Corp.	371	32,010
		821,155
Water — 0.4%
American States Water Co.	4,495	370,972
California Water Service Group	6,979	373,097
Consolidated Water Co., Ltd.	1,811	52,628
Global Water Resources, Inc.	1,394	18,025
Middlesex Water Co.	2,130	141,603
Security Description	Shares or Principal Amount	Value

Water (continued)
SJW Group	3,902	$ 236,500
York Water Co.	1,727	71,342
		1,264,167
Total Common Stocks (cost $276,865,679)		325,035,705
UNAFFILIATED INVESTMENT COMPANIES — 0.4%
iShares Russell 2000 ETF (cost $1,231,468)	6,100	1,365,546
ESCROWS AND LITIGATION TRUSTS — 0.0%
Empire Resorts, Inc.†(1) (cost $0)	394	0
WARRANTS — 0.0%
Chemicals — 0.0%
Danimer Scientific, Inc. Expires 07/15/2025†	3,286	247
Oil & Gas — 0.0%
Chord Energy Corp. Expires 09/01/2024†	538	17,619
Chord Energy Corp. Expires 09/01/2025†	269	7,255
Nabors Industries, Ltd. Expires 06/11/2026†	304	2,584
		27,458
Total Warrants (cost $0)		27,705
Total Long-Term Investment Securities (cost $278,097,147)		326,428,956
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government — 0.2%
United States Treasury Bills
5.18%, 10/17/2024(2)	$ 430,000	425,264
5.23%, 09/03/2024(2)	100,000	99,517
5.24%, 08/20/2024(2)	200,000	199,442
Total Short-Term Investments (cost $724,208)		724,223
REPURCHASE AGREEMENTS — 2.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 07/31/2024, to be repurchased 08/01/2024 in the amount of $6,787,685 and collateralized by $6,783,500 of United States Treasury Notes, bearing interest at 4.63% due 02/28/2026 and having an approximate value of $6,923,297 (cost $6,787,383)	6,787,383	6,787,383
TOTAL INVESTMENTS (cost $285,608,738)(3)	100.0%	333,940,562
Other assets less liabilities	(0.0)	(110,120)
NET ASSETS	100.0%	$333,830,442
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis.
CVR—Contingent Value Rights
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
64	Long	E-Mini Russell 2000 Index	September 2024	$6,550,212	$7,273,600	$723,388
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$26,104,025	$—	$9,181	$26,113,206
Pharmaceuticals	9,253,036	—	145	9,253,181
Other Industries	289,669,318	—	—	289,669,318
Unaffiliated Investment Companies	1,365,546	—	—	1,365,546
Escrows and Litigation Trusts	—	—	0	0
Warrants	27,705	—	—	27,705
Short-Term Investments	—	724,223	—	724,223
Repurchase Agreements	—	6,787,383	—	6,787,383
Total Investments at Value	$326,419,630	$7,511,606	$9,326	$333,940,562
Other Financial Instruments:†
Futures Contracts	$723,388	$—	$—	$723,388
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 80.3%
Advertising — 0.2%
Trade Desk, Inc., Class A†	4,121	$ 370,396
WPP PLC	82,489	797,510
		1,167,906
Aerospace/Defense — 1.8%
Boeing Co.†	3,606	687,304
Curtiss-Wright Corp.	474	139,688
General Dynamics Corp.	3,692	1,102,837
General Electric Co.	27,323	4,650,375
HEICO Corp., Class A	867	164,825
Howmet Aerospace, Inc.	17,001	1,626,996
L3Harris Technologies, Inc.	5,069	1,150,105
Loar Holdings, Inc.†	791	49,437
Lockheed Martin Corp.	98	53,108
Melrose Industries PLC	111,124	839,922
Moog, Inc., Class A	403	79,028
Northrop Grumman Corp.	2,787	1,349,800
RTX Corp.	1,618	190,099
Safran SA	4,977	1,091,379
Spirit AeroSystems Holdings, Inc., Class A†	4,436	160,805
TransDigm Group, Inc.	438	566,868
		13,902,576
Agriculture — 0.3%
Altria Group, Inc.	1,361	66,703
Darling Ingredients, Inc.†	2,144	85,181
Philip Morris International, Inc.	12,574	1,448,022
Vector Group, Ltd.	4,654	59,478
Wilmar International, Ltd.	233,900	559,317
		2,218,701
Airlines — 0.0%
Hawaiian Holdings, Inc.†	3,072	39,291
SkyWest, Inc.†	1,088	86,974
Southwest Airlines Co.	2,170	58,460
United Airlines Holdings, Inc.†	1,021	46,374
		231,099
Apparel — 0.2%
Crocs, Inc.†	560	75,247
Kering SA	1,317	404,972
NIKE, Inc., Class B	6,953	520,502
Oxford Industries, Inc.	484	50,980
Samsonite International SA*	100,800	290,939
Skechers USA, Inc., Class A†	2,599	169,273
VF Corp.	6,925	117,448
		1,629,361
Auto Manufacturers — 1.1%
Cummins, Inc.	5,985	1,746,423
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	8,282	625,041
Ford Motor Co.	1,616	17,485
General Motors Co.	1,666	73,837
Honda Motor Co., Ltd.	25,200	269,973
Rivian Automotive, Inc., Class A†	10,882	178,574
Suzuki Motor Corp.	47,600	553,047
Tesla, Inc.†	14,568	3,380,796
Toyota Motor Corp.	73,400	1,428,770
		8,273,946
Auto Parts & Equipment — 0.4%
Adient PLC†	1,615	41,602
Autoliv, Inc.	1,430	144,630
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Autoliv, Inc. SDR	6,653	$ 663,869
Denso Corp.	50,400	837,933
Dorman Products, Inc.†	712	72,176
Dowlais Group PLC	158,732	130,116
Magna International, Inc.	12,428	551,430
Standard Motor Products, Inc.	1,306	42,745
Stanley Electric Co., Ltd.	14,000	277,122
		2,761,623
Banks — 4.8%
ANZ Group Holdings, Ltd.	27,397	521,343
Bancorp, Inc.†	1,777	92,120
Bank of America Corp.	112,981	4,554,264
Bank of New York Mellon Corp.	2,902	188,833
BankUnited, Inc.	2,764	106,469
BNP Paribas SA	9,386	642,890
Citigroup, Inc.	24,198	1,569,966
Commerce Bancshares, Inc.	1,703	110,201
Cullen/Frost Bankers, Inc.	711	83,230
DBS Group Holdings, Ltd.	23,100	633,384
Dime Community Bancshares, Inc.	780	19,718
DNB Bank ASA	65,908	1,360,795
East West Bancorp, Inc.	6,321	555,553
Fifth Third Bancorp	4,197	177,701
First BanCorp/Puerto Rico	8,211	176,126
First Citizens BancShares, Inc., Class A	43	89,771
First Financial Bankshares, Inc.	2,632	101,227
FNB Corp.	5,678	87,101
Glacier Bancorp, Inc.	2,078	92,907
Goldman Sachs Group, Inc.	5,130	2,611,324
HDFC Bank, Ltd. ADR	10,885	653,209
Hilltop Holdings, Inc.	2,777	91,613
Home BancShares, Inc.	3,886	110,090
Huntington Bancshares, Inc.	32,360	483,782
ING Groep NV	83,054	1,505,840
Intesa Sanpaolo SpA	194,106	787,102
JPMorgan Chase & Co.	34,700	7,384,160
KeyCorp	27,563	444,591
Macquarie Group, Ltd.	4,456	612,316
Mitsubishi UFJ Financial Group, Inc.	93,100	1,081,903
Morgan Stanley	18,126	1,870,784
National Bank of Canada	13,622	1,139,368
OFG Bancorp	2,547	115,685
Pathward Financial, Inc.	1,566	105,768
Pinnacle Financial Partners, Inc.	1,129	108,745
PNC Financial Services Group, Inc.	1,879	340,287
Popular, Inc.	2,596	266,428
Prosperity Bancshares, Inc.	1,623	117,700
SouthState Corp.	1,281	126,781
Standard Chartered PLC	74,168	728,721
Sumitomo Mitsui Trust Holdings, Inc.	15,800	398,563
Svenska Handelsbanken AB, Class A	62,640	630,642
Truist Financial Corp.	1,434	64,085
United Bankshares, Inc.	3,005	116,985
United Overseas Bank, Ltd.	39,300	949,470
Webster Financial Corp.	3,419	169,651
Wells Fargo & Co.	28,945	1,717,596
Western Alliance Bancorp	3,318	266,966
Zions Bancorp NA	2,270	117,291
		36,281,045
Beverages — 1.2%
Boston Beer Co., Inc., Class A†	120	33,625

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Celsius Holdings, Inc.†	2,428	$ 113,703
Coca-Cola Co.	60,110	4,011,742
Constellation Brands, Inc., Class A	2,272	557,004
Diageo PLC	22,447	699,117
Heineken NV	9,438	837,276
Keurig Dr Pepper, Inc.	20,903	716,555
Kirin Holdings Co., Ltd.	20,900	296,547
Monster Beverage Corp.†	1,309	67,348
PepsiCo, Inc.	8,713	1,504,474
		8,837,391
Biotechnology — 0.7%
ACADIA Pharmaceuticals, Inc.†	2,558	48,653
Akero Therapeutics, Inc.†	2,135	57,069
Alnylam Pharmaceuticals, Inc.†	1,033	245,296
Amgen, Inc.	1,607	534,279
Apogee Therapeutics, Inc.†	545	26,542
Argenx SE ADR†	1,050	541,663
Avidity Biosciences, Inc.†	2,030	92,527
Biogen, Inc.†	557	118,752
Biohaven, Ltd.†	1,529	60,136
BioMarin Pharmaceutical, Inc.†	1,306	110,135
Blueprint Medicines Corp.†	1,413	153,028
Cargo Therapeutics, Inc.†	1,684	28,679
Celldex Therapeutics, Inc.†	1,478	56,327
Crinetics Pharmaceuticals, Inc.†	1,364	72,456
Denali Therapeutics, Inc.†	1,205	29,366
EyePoint Pharmaceuticals, Inc.†	1,326	13,101
Genmab A/S†	1,292	365,349
Gilead Sciences, Inc.	1,864	141,776
GRAIL, Inc.†	162	2,492
Guardant Health, Inc.†	2,502	87,895
Ideaya Biosciences, Inc.†	1,099	47,312
IGM Biosciences, Inc.†	2,084	23,257
Illumina, Inc.†	977	119,780
Insmed, Inc.†	3,432	249,678
Intellia Therapeutics, Inc.†	1,420	37,218
Ionis Pharmaceuticals, Inc.†	1,676	82,895
Kymera Therapeutics, Inc.†	2,252	104,042
Moderna, Inc.†	245	29,209
Nurix Therapeutics, Inc.†	1,321	28,903
Pliant Therapeutics Inc†	3,308	47,337
Praxis Precision Medicines, Inc.†	715	41,263
Prothena Corp. PLC†	1,748	40,693
Regeneron Pharmaceuticals, Inc.†	250	269,798
Relay Therapeutics, Inc.†	6,121	50,315
Replimune Group, Inc.†	5,249	52,490
REVOLUTION Medicines, Inc.†	2,392	109,171
Rexahn Pharmaceuticals, Inc. CVR†(1)	839	0
Rocket Pharmaceuticals, Inc.†	1,785	43,197
Royalty Pharma PLC, Class A	1,367	38,508
Sarepta Therapeutics, Inc.†	672	95,585
Scholar Rock Holding Corp.†	2,157	19,586
SpringWorks Therapeutics, Inc.†	1,307	46,934
Ultragenyx Pharmaceutical, Inc.†	1,596	71,852
United Therapeutics Corp.†	246	77,069
Vera Therapeutics, Inc.†	1,327	48,555
Vertex Pharmaceuticals, Inc.†	825	408,969
Wave Life Sciences, Ltd.†	5,257	34,749
Xencor, Inc.†	2,971	60,668
		5,064,554
Security Description	Shares or Principal Amount	Value

Building Materials — 0.5%
Armstrong World Industries, Inc.	1,241	$ 163,067
AZEK Co., Inc.†	3,092	138,800
Carrier Global Corp.	2,920	198,881
CRH PLC	4,846	415,302
Gibraltar Industries, Inc.†	969	71,968
Griffon Corp.	1,487	107,153
JELD-WEN Holding, Inc.†	3,176	53,007
Johnson Controls International PLC	1,481	105,951
Lennox International, Inc.	390	227,565
Louisiana-Pacific Corp.	1,207	118,479
Martin Marietta Materials, Inc.	1,100	652,685
Owens Corning	153	28,516
Summit Materials, Inc., Class A†	3,361	140,423
Trane Technologies PLC	2,597	868,125
Trex Co., Inc.†	1,863	155,803
Vulcan Materials Co.	565	155,098
West Fraser Timber Co., Ltd.	1,478	131,084
		3,731,907
Chemicals — 1.4%
Air Liquide SA	5,932	1,081,117
Akzo Nobel NV	7,921	488,388
Asahi Kasei Corp.	47,200	342,031
Axalta Coating Systems, Ltd.†	1,670	59,535
BASF SE	10,290	479,854
CF Industries Holdings, Inc.	1,536	117,335
Covestro AG*†	8,494	500,470
Element Solutions, Inc.	4,284	115,454
H.B. Fuller Co.	618	53,272
Huntsman Corp.	1,871	44,773
Intrepid Potash, Inc.†	988	25,777
Johnson Matthey PLC	19,585	412,466
Koppers Holdings, Inc.	760	30,940
Linde PLC	8,139	3,691,036
Minerals Technologies, Inc.	768	60,196
Mosaic Co.	20,153	599,955
NewMarket Corp.	163	91,422
RPM International, Inc.	4,828	586,409
Sensient Technologies Corp.	943	73,601
Sherwin-Williams Co.	4,471	1,568,427
Tronox Holdings PLC	2,451	39,608
Umicore SA	15,638	214,461
		10,676,527
Coal — 0.0%
SunCoke Energy, Inc.	3,078	36,013
Warrior Met Coal, Inc.	1,729	119,491
		155,504
Commercial Services — 1.4%
Adyen NV*†	346	423,486
API Group Corp.†	4,761	180,394
Ashtead Group PLC	6,355	456,874
Automatic Data Processing, Inc.	2,250	590,895
Avis Budget Group, Inc.	333	33,636
Block, Inc.†	3,605	223,077
Booz Allen Hamilton Holding Corp.	1,804	258,531
Bright Horizons Family Solutions, Inc.†	1,497	180,014
Cintas Corp.	528	403,360
CoreCivic, Inc.†	3,268	45,556
Corpay, Inc.†	2,314	675,272
Edenred SE	3,456	143,658
Element Fleet Management Corp.	56,490	1,080,579
Equifax, Inc.	1,936	540,860

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Euronet Worldwide, Inc.†	1,121	$ 114,331
FTI Consulting, Inc.†	736	160,426
GEO Group, Inc.†	4,992	72,384
Global Payments, Inc.	1,749	177,768
Grand Canyon Education, Inc.†	780	121,641
Green Dot Corp., Class A†	3,622	34,626
Gusto, Inc.†(1)(2)	775	14,407
GXO Logistics, Inc.†	1,134	63,481
Huron Consulting Group, Inc.†	612	67,326
John Wiley & Sons, Inc., Class A	753	35,956
Korn Ferry	1,351	99,596
ManpowerGroup, Inc.	571	43,727
Matthews International Corp., Class A	1,941	56,192
Moody's Corp.	453	206,785
Morningstar, Inc.	500	158,825
Paylocity Holding Corp.†	924	138,665
Payoneer Global, Inc.†	17,224	95,249
PROG Holdings, Inc.	1,233	55,559
Recruit Holdings Co., Ltd.	15,200	868,736
S&P Global, Inc.	2,864	1,388,267
Service Corp. International	1,202	96,052
Strategic Education, Inc.	954	100,552
TechnoPro Holdings, Inc.	22,400	432,964
Toast, Inc., Class A†	4,240	110,918
TransUnion	2,544	229,622
Valvoline, Inc.†	2,838	131,967
Verisk Analytics, Inc.	543	142,130
Verra Mobility Corp.†	4,752	143,178
Vestis Corp.	1,073	13,917
WillScot Mobile Mini Holdings Corp.†	4,320	177,120
		10,788,559
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	42	44,800
Computers — 3.7%
Accenture PLC, Class A	6,957	2,300,123
Apple, Inc.	103,381	22,958,853
Crowdstrike Holdings, Inc., Class A†	1,197	277,656
Dell Technologies, Inc., Class C	1,625	184,730
Fortinet, Inc.†	6,551	380,220
Gartner, Inc.†	74	37,088
International Business Machines Corp.	1,147	220,385
Nomura Research Institute, Ltd.	16,600	512,908
NTT Data Group Corp.	2,500	38,978
Pure Storage, Inc., Class A†	5,429	325,360
Teleperformance SE	2,644	338,217
Western Digital Corp.†	1,581	106,006
Zscaler, Inc.†	1,052	188,676
		27,869,200
Cosmetics/Personal Care — 1.8%
Colgate-Palmolive Co.	32,807	3,254,126
e.l.f. Beauty, Inc.†	1,144	197,432
Kenvue, Inc.	204,283	3,777,193
L'Oreal SA	2,291	992,082
Prestige Consumer Healthcare, Inc.†	1,769	125,263
Procter & Gamble Co.	16,397	2,635,982
Puig Brands SA†	10,946	305,364
Unilever PLC	39,823	2,442,952
		13,730,394
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale — 0.5%
Bunzl PLC	16,174	$ 676,890
Copart, Inc.†	2,601	136,110
Ferguson PLC	3,834	853,640
Global Industrial Co.	1,442	50,297
Mitsubishi Corp.	26,600	552,659
SiteOne Landscape Supply, Inc.†	1,644	241,142
Sumitomo Corp.	36,900	927,934
Watsco, Inc.	233	114,051
WESCO International, Inc.	575	100,596
		3,653,319
Diversified Financial Services — 3.1%
Air Lease Corp.	1,660	82,369
Ally Financial, Inc.	5,622	253,046
American Express Co.	13,460	3,405,918
Apollo Global Management, Inc.	4,795	600,861
Ares Management Corp., Class A	2,806	429,879
BlackRock, Inc.	227	198,966
Blue Owl Capital, Inc.	7,354	140,241
Cboe Global Markets, Inc.	1,029	188,832
Charles Schwab Corp.	55,440	3,614,134
CME Group, Inc.	2,758	534,252
Coinbase Global, Inc., Class A†	1,312	294,360
Discover Financial Services	900	129,591
Intercontinental Exchange, Inc.	1,692	256,440
Julius Baer Group, Ltd.	11,832	644,474
LPL Financial Holdings, Inc.	1,281	283,767
Mastercard, Inc., Class A	7,109	3,296,514
Mitsubishi HC Capital, Inc.	41,600	301,576
Mr. Cooper Group, Inc.†	762	68,489
OneMain Holdings, Inc.	3,200	167,232
Piper Sandler Cos.	341	93,189
SEI Investments Co.	717	48,641
SLM Corp.	5,134	116,490
SoFi Technologies, Inc.†	5,674	42,782
StepStone Group, Inc., Class A	2,565	128,917
TPG, Inc.	2,640	134,614
Tradeweb Markets, Inc., Class A	3,425	382,504
Virtus Investment Partners, Inc.	571	129,046
Visa, Inc., Class A	26,950	7,159,807
Voya Financial, Inc.	3,871	281,538
Western Union Co.	8,224	97,783
		23,506,252
Electric — 1.5%
Ameren Corp.	25,848	2,048,971
CenterPoint Energy, Inc.	6,096	169,164
CMS Energy Corp.	10,620	688,176
Constellation Energy Corp.	6,638	1,259,892
Dominion Energy, Inc.	2,219	118,628
Electric Power Development Co., Ltd.	25,800	425,958
Engie SA	85,067	1,336,989
Exelon Corp.	1,191	44,305
FirstEnergy Corp.	2,230	93,459
IDACORP, Inc.	473	46,236
MGE Energy, Inc.	1,162	102,070
National Grid PLC	86,161	1,095,314
NextEra Energy, Inc.	20,918	1,597,926
Northwestern Energy Group, Inc.	1,606	86,355
OGE Energy Corp.	2,769	107,354
Ormat Technologies, Inc.	1,125	87,345
PG&E Corp.	18,993	346,622
PPL Corp.	894	26,570

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Southern Co.	2,617	$ 218,572
TXNM Energy, Inc.	678	28,191
Vistra Corp.	1,383	109,561
Xcel Energy, Inc.	22,628	1,318,760
		11,356,418
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	8,136	1,411,433
Belden, Inc.	889	82,401
Emerson Electric Co.	697	81,626
Energizer Holdings, Inc.	2,087	64,259
EnerSys	1,143	125,650
Legrand SA	9,085	979,802
Littelfuse, Inc.	464	123,939
Novanta, Inc.†	862	156,177
Schneider Electric SE	3,264	785,305
		3,810,592
Electronics — 1.6%
ABB, Ltd.	28,229	1,566,571
Amphenol Corp., Class A	36,668	2,356,286
Atkore, Inc.	858	115,830
Atmus Filtration Technologies, Inc.	3,640	112,257
Avnet, Inc.	1,618	86,984
Coherent Corp.†	1,245	86,752
ESCO Technologies, Inc.	1,098	135,010
Honeywell International, Inc.	11,836	2,423,421
Hubbell, Inc.	378	149,556
Keysight Technologies, Inc.†	9,537	1,331,079
Mettler-Toledo International, Inc.†	92	139,935
Murata Manufacturing Co., Ltd.	20,500	453,375
Sensata Technologies Holding PLC	2,354	91,782
TE Connectivity, Ltd.	18,427	2,843,839
TTM Technologies, Inc.†	5,705	110,563
		12,003,240
Energy-Alternate Sources — 0.0%
REX American Resources Corp.†	1,695	86,123
Shoals Technologies Group, Inc., Class A†	4,959	32,234
Sunrun, Inc.†	4,763	83,495
		201,852
Engineering & Construction — 0.2%
Comfort Systems USA, Inc.	634	210,754
Dycom Industries, Inc.†	964	176,904
EMCOR Group, Inc.	131	49,183
TopBuild Corp.†	355	169,882
Worley, Ltd.	55,869	557,611
		1,164,334
Entertainment — 0.1%
Churchill Downs, Inc.	807	115,853
Cinemark Holdings, Inc.†	1,542	36,360
DraftKings, Inc., Class A†	3,763	139,043
Light & Wonder, Inc.†	753	80,722
Madison Square Garden Entertainment Corp.†	1,079	42,610
Marriott Vacations Worldwide Corp.	335	28,334
Warner Music Group Corp., Class A	1,578	47,356
		490,278
Environmental Control — 0.3%
Casella Waste Systems, Inc., Class A†	1,170	121,165
Republic Services, Inc.	3,833	744,829
Security Description	Shares or Principal Amount	Value

Environmental Control (continued)
Stericycle, Inc.†	2,311	$ 135,309
Veralto Corp.	653	69,584
Waste Connections, Inc.	7,965	1,415,938
Waste Management, Inc.	484	98,087
		2,584,912
Food — 0.8%
Barry Callebaut AG	148	238,699
Flowers Foods, Inc.	4,677	105,326
General Mills, Inc.	335	22,492
Ingredion, Inc.	1,012	125,862
Mondelez International, Inc., Class A	26,474	1,809,498
Nestle SA	27,549	2,796,519
Post Holdings, Inc.†	624	68,241
Seven & i Holdings Co., Ltd.	67,900	816,108
Sprouts Farmers Market, Inc.†	1,340	133,852
Sysco Corp.	729	55,878
Tyson Foods, Inc., Class A	583	35,505
		6,207,980
Food Service — 0.2%
Aramark	1,988	68,129
Compass Group PLC	42,457	1,306,830
		1,374,959
Forest Products & Paper — 0.2%
International Paper Co.	26,565	1,234,741
Gas — 0.2%
Atmos Energy Corp.	8,987	1,149,258
Beijing Enterprises Holdings, Ltd.	500	1,661
NiSource, Inc.	4,534	141,687
ONE Gas, Inc.	1,513	105,350
Southwest Gas Holdings, Inc.	1,402	103,972
		1,501,928
Hand/Machine Tools — 0.2%
Enerpac Tool Group Corp.	2,051	82,450
MSA Safety, Inc.	783	147,713
Stanley Black & Decker, Inc.	8,138	859,536
		1,089,699
Healthcare-Products — 2.9%
10X Genomics, Inc., Class A†	2,623	54,217
Abbott Laboratories	2,036	215,694
Agilent Technologies, Inc.	5,248	742,067
Alcon, Inc.	5,992	566,875
Alpha Pro Tech, Ltd.†	6,263	36,576
Avantor, Inc.†	6,232	166,706
Azenta, Inc.†	988	61,542
Boston Scientific Corp.†	3,015	222,748
Danaher Corp.	13,453	3,727,557
Dentsply Sirona, Inc.	1,855	50,345
Edwards Lifesciences Corp.†	2,826	178,179
Elekta AB, Series B	50,110	314,835
Enovis Corp.†	1,737	82,751
Envista Holdings Corp.†	1,336	22,806
EssilorLuxottica SA	2,976	679,433
Exact Sciences Corp.†	1,049	47,918
GE HealthCare Technologies, Inc.	12,882	1,090,204
Glaukos Corp.†	800	93,736
Globus Medical, Inc., Class A†	1,161	83,546
Hologic, Inc.†	6,132	500,432
IDEXX Laboratories, Inc.†	127	60,467

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Intuitive Surgical, Inc.†	4,505	$ 2,002,968
Koninklijke Philips NV†	31,687	893,365
Lantheus Holdings, Inc.†	1,211	126,949
Medtronic PLC	1,621	130,199
Nevro Corp.†	2,178	21,628
Novocure, Ltd.†	3,086	70,268
Omnicell, Inc.†	625	18,256
Penumbra, Inc.†	821	137,181
PROCEPT BioRobotics Corp.†	1,474	93,334
Pulse Biosciences, Inc.†	4,494	67,230
QuidelOrtho Corp.†	403	15,834
Repligen Corp.†	1,673	279,977
Revvity, Inc.	7,422	932,277
Siemens Healthineers AG*	17,741	952,470
Stryker Corp.	6,149	2,013,490
Tactile Systems Technology, Inc.†	2,441	31,172
Tandem Diabetes Care, Inc.†	1,515	56,025
Thermo Fisher Scientific, Inc.	7,962	4,883,413
Zimmer Biomet Holdings, Inc.	2,254	250,983
		21,975,653
Healthcare-Services — 2.3%
agilon health, Inc.†	3,866	26,637
Charles River Laboratories International, Inc.†	126	30,757
Chemed Corp.	110	62,718
Elevance Health, Inc.	8,980	4,777,629
Encompass Health Corp.	1,012	94,055
Ensign Group, Inc.	992	139,624
Evotec SE†	13,932	131,423
Fresenius SE & Co. KGaA†	18,727	671,965
HCA Healthcare, Inc.	1,688	612,828
Humana, Inc.	1,373	496,491
ICON PLC†	267	87,693
IQVIA Holdings, Inc.†	167	41,120
Molina Healthcare, Inc.†	308	105,111
Pennant Group, Inc.†	2,212	65,940
Select Medical Holdings Corp.	4,538	180,431
Tenet Healthcare Corp.†	10,473	1,567,808
UnitedHealth Group, Inc.	13,791	7,945,823
		17,038,053
Home Builders — 0.2%
Cavco Industries, Inc.†	155	64,266
Green Brick Partners, Inc.†	1,808	132,255
Hovnanian Enterprises, Inc., Class A†	337	70,733
KB Home	1,278	110,010
NVR, Inc.†	34	292,654
Persimmon PLC	23,358	475,632
Taylor Morrison Home Corp.†	2,359	158,242
		1,303,792
Home Furnishings — 0.2%
iRobot Corp.†	816	9,621
Panasonic Holdings Corp.	62,800	502,061
Sony Group Corp.	12,300	1,094,365
		1,606,047
Household Products/Wares — 0.1%
Avery Dennison Corp.	4,082	885,100
Kimberly-Clark Corp.	735	99,262
Spectrum Brands Holdings, Inc.	361	30,544
		1,014,906
Security Description	Shares or Principal Amount	Value

Housewares — 0.0%
Scotts Miracle-Gro Co.	860	$ 67,596
Insurance — 4.3%
AIA Group, Ltd.	100,800	671,815
Allstate Corp.	8,135	1,392,061
American Financial Group, Inc.	729	95,470
Aon PLC, Class A	1,312	431,005
AXA SA	50,628	1,775,664
Axis Capital Holdings, Ltd.	3,277	248,233
Berkshire Hathaway, Inc., Class B†	12,462	5,464,587
Challenger, Ltd.	45,610	210,811
Chubb, Ltd.	17,355	4,784,079
Definity Financial Corp.	9,536	331,669
eHealth, Inc.†	2,323	12,335
Equitable Holdings, Inc.	8,262	360,306
Fidelity National Financial, Inc.	1,855	102,786
Hanover Insurance Group, Inc.	1,300	178,737
Hartford Financial Services Group, Inc.	10,645	1,180,743
Jackson Financial, Inc., Class A	825	72,650
Kemper Corp.	1,246	79,819
Mandatum Oyj	21,385	98,961
Markel Group, Inc.†	95	155,691
Marsh & McLennan Cos., Inc.	12,626	2,810,169
Mercury General Corp.	1,915	114,651
MetLife, Inc.	17,382	1,335,807
Muenchener Rueckversicherungs-Gesellschaft AG	4,218	2,078,100
Palomar Holdings, Inc.†	964	88,698
Progressive Corp.	7,984	1,709,534
Reinsurance Group of America, Inc.	477	107,530
RenaissanceRe Holdings, Ltd.	1,873	434,367
Sampo Oyj, Class A	20,886	915,012
Selective Insurance Group, Inc.	1,740	157,157
Storebrand ASA	69,458	696,616
Sun Life Financial, Inc.	16,596	823,880
Tokio Marine Holdings, Inc.	39,000	1,550,304
Travelers Cos., Inc.	4,632	1,002,550
Zurich Insurance Group AG	2,109	1,159,747
		32,631,544
Internet — 5.5%
Beyond, Inc.†	943	10,656
Airbnb, Inc., Class A†	1,092	152,400
Alibaba Group Holding, Ltd. ADR	2,352	185,455
Alphabet, Inc., Class A	18,236	3,128,204
Alphabet, Inc., Class C	51,707	8,953,067
Amazon.com, Inc.†	67,459	12,613,484
Booking Holdings, Inc.	439	1,630,889
CyberAgent, Inc.	51,400	333,646
DoorDash, Inc., Class A†	4,877	539,981
Gen Digital, Inc.	8,899	231,285
IAC, Inc.†	642	33,904
LY Corp.	104,600	260,096
Lyft, Inc., Class A†	3,756	45,260
Magnite, Inc.†	2,441	35,492
Meta Platforms, Inc., Class A	17,278	8,204,113
NAVER Corp.	3,329	420,770
Netflix, Inc.†	4,112	2,583,775
Okta, Inc.†	1,167	109,628
Open Lending Corp.†	11,423	71,965
Palo Alto Networks, Inc.†	328	106,511
Pinterest, Inc., Class A†	6,268	200,263
Q2 Holdings, Inc.†	820	55,325
Sea, Ltd. ADR†	3,569	234,483
Shopify, Inc., Class A†	8,981	549,637

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Snap, Inc., Class A†	6,910	$ 92,041
Tencent Holdings, Ltd.	5,100	235,476
Uber Technologies, Inc.†	7,044	454,127
Upwork, Inc.†	5,304	64,285
Wayfair, Inc., Class A†	562	30,590
Ziff Davis, Inc.†	889	42,565
Zillow Group, Inc., Class C†	1,216	59,219
		41,668,592
Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.†	3,689	56,626
Commercial Metals Co.	1,311	78,791
Reliance, Inc.	818	249,130
Steel Dynamics, Inc.	1,144	152,404
Worthington Steel, Inc.	560	22,327
		559,278
Leisure Time — 0.2%
Acushnet Holdings Corp.	1,052	76,354
Amadeus IT Group SA	10,846	713,134
Norwegian Cruise Line Holdings, Ltd.†	15,013	276,690
Peloton Interactive, Inc., Class A†	4,667	16,615
Planet Fitness, Inc., Class A†	1,006	74,142
Royal Caribbean Cruises, Ltd.†	1,190	186,497
		1,343,432
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	9,331	2,003,086
Las Vegas Sands Corp.	3,994	158,442
Marcus Corp.	1,378	17,349
Marriott International, Inc., Class A	2,246	510,516
Playa Hotels & Resorts NV†	4,856	41,155
Travel & Leisure Co.	1,715	79,044
Wyndham Hotels & Resorts, Inc.	1,216	92,075
Wynn Resorts, Ltd.	1,053	87,209
		2,988,876
Machinery-Construction & Mining — 0.5%
Argan, Inc.	1,620	127,867
BWX Technologies, Inc.	1,365	135,804
Caterpillar, Inc.	423	146,442
GE Vernova, Inc.†	6,986	1,245,185
Mitsubishi Electric Corp.	61,800	1,037,408
Sandvik AB	34,611	707,206
Vertiv Holdings Co., Class A	3,957	311,416
		3,711,328
Machinery-Diversified — 1.2%
Alamo Group, Inc.	652	125,653
Cognex Corp.	3,050	151,341
Deere & Co.	3,200	1,190,336
Dover Corp.	3,977	732,802
Esab Corp.	2,156	219,050
Graco, Inc.	1,415	120,346
IDEX Corp.	1,359	283,324
Ingersoll Rand, Inc.	1,631	163,752
KION Group AG	9,134	361,833
Middleby Corp.†	919	124,598
Mueller Water Products, Inc., Class A	9,604	198,611
Omron Corp.	6,300	232,344
Otis Worldwide Corp.	5,137	485,447
Rockwell Automation, Inc.	7,168	1,997,363
SMC Corp.	600	293,291
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Tennant Co.	1,070	$ 115,228
THK Co., Ltd.	13,700	259,386
Toro Co.	6,015	575,816
Westinghouse Air Brake Technologies Corp.	9,406	1,515,777
Xylem, Inc.	159	21,227
		9,167,525
Media — 0.3%
Comcast Corp., Class A	30,574	1,261,789
Endeavor Group Holdings, Inc., Class A	2,893	79,326
FactSet Research Systems, Inc.	50	20,655
Liberty Global, Ltd., Class C†	2,158	43,397
Liberty Media Corp.-Liberty Formula One, Class C†	2,492	201,528
Liberty Media Corp.-Liberty SiriusXM†	825	18,571
Nexstar Media Group, Inc.	577	106,624
Scholastic Corp.	1,647	51,601
Sinclair, Inc.	1,451	22,316
Sphere Entertainment Co.†	1,791	79,664
TEGNA, Inc.	1,366	21,760
Walt Disney Co.	1,687	158,055
		2,065,286
Metal Fabricate/Hardware — 0.2%
Metallus, Inc.†	2,441	54,727
Proto Labs, Inc.†	553	19,256
Prysmian SpA	19,404	1,333,359
RBC Bearings, Inc.†	573	166,651
Timken Co.	1,506	130,947
Worthington Enterprises, Inc.	560	27,950
Xometry, Inc., Class A†	1,729	25,295
		1,758,185
Mining — 0.7%
Agnico Eagle Mines, Ltd.	944	72,849
Antofagasta PLC	31,665	818,393
BHP Group, Ltd. (ASX)	17,804	494,315
BHP Group, Ltd. (LSE)	23,608	652,203
Compass Minerals International, Inc.	1,288	17,130
Franco-Nevada Corp.	4,018	518,161
Freeport-McMoRan, Inc.	20,433	927,863
IGO, Ltd.	60,044	218,017
Ivanhoe Electric, Inc.†	4,800	47,616
MP Materials Corp.†	3,543	47,901
Pilbara Minerals, Ltd.	176,375	340,522
Royal Gold, Inc.	557	76,933
South32, Ltd.	133,082	267,259
Southern Copper Corp.	2,770	295,310
Wheaton Precious Metals Corp.	8,930	533,657
		5,328,129
Miscellaneous Manufacturing — 0.6%
Carlisle Cos., Inc.	343	143,573
Fabrinet†	715	157,701
Illinois Tool Works, Inc.	1,611	398,368
John Bean Technologies Corp.	561	55,191
Largan Precision Co., Ltd.	2,000	174,308
Siemens AG	20,005	3,667,037
Teledyne Technologies, Inc.†	426	179,712
		4,775,890
Office Furnishings — 0.0%
Steelcase, Inc., Class A	5,019	72,725

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	5,627	$ 37,138
Zebra Technologies Corp., Class A†	517	181,565
		218,703
Oil & Gas — 2.9%
Antero Resources Corp.†	2,032	58,969
Chesapeake Energy Corp.	2,802	213,877
Chevron Corp.	12,492	2,004,591
ConocoPhillips	30,183	3,356,350
DCC PLC	7,577	521,592
Devon Energy Corp.	1,638	77,035
Diamondback Energy, Inc.	4,256	861,031
EOG Resources, Inc.	7,931	1,005,651
EQT Corp.	51,001	1,760,044
Equinor ASA	48,915	1,296,509
Exxon Mobil Corp.	38,200	4,530,138
Hess Corp.	317	48,634
Kosmos Energy, Ltd.†	14,597	80,721
Magnolia Oil & Gas Corp., Class A	5,700	155,268
Marathon Petroleum Corp.	1,646	291,375
Noble Corp. PLC	1,640	77,441
Ovintiv, Inc.	1,469	68,220
Permian Resources Corp.	10,048	154,136
Phillips 66	482	70,121
Range Resources Corp.	44,219	1,380,959
Shell PLC ADR	16,753	1,226,655
SM Energy Co.	3,005	138,831
Southwestern Energy Co.†	19,524	125,930
Suncor Energy, Inc.	1,320	52,694
TotalEnergies SE	26,757	1,804,546
Valero Energy Corp.	554	89,593
Viper Energy, Inc.	1,186	50,607
Weatherford International PLC†	1,081	127,407
		21,628,925
Oil & Gas Services — 0.6%
Atlas Energy Solutions, Inc.	2,636	55,989
Expro Group Holdings NV†	6,394	148,469
Halliburton Co.	27,655	959,075
Schlumberger NV	65,244	3,150,633
TechnipFMC PLC	8,353	246,413
Tidewater, Inc.†	1,673	165,560
		4,726,139
Packaging & Containers — 0.2%
Ball Corp.	6,576	419,746
Crown Holdings, Inc.	1,276	113,181
Greif, Inc., Class B	625	44,169
Packaging Corp. of America	615	122,920
Sonoco Products Co.	2,359	127,197
Stora Enso Oyj, Class R	35,396	442,092
		1,269,305
Pharmaceuticals — 5.5%
AbbVie, Inc.	9,692	1,796,121
Agios Pharmaceuticals, Inc.†	860	39,904
Alkermes PLC†	3,158	86,277
Arvinas, Inc.†	3,369	92,681
Astellas Pharma, Inc.	67,100	783,585
AstraZeneca PLC ADR	72,469	5,735,921
Bayer AG	13,003	386,674
Becton Dickinson & Co.	8,683	2,093,124
Bristol-Myers Squibb Co.	7,923	376,818
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Cencora, Inc.	8,018	$ 1,907,322
Chugai Pharmaceutical Co., Ltd.	13,500	590,699
Cigna Group	5,385	1,877,588
CVS Health Corp.	799	48,204
Dexcom, Inc.†	1,888	128,044
Elanco Animal Health, Inc.†	10,541	137,455
Eli Lilly & Co.	8,995	7,234,409
GSK PLC ADR	7,546	292,558
Johnson & Johnson	25,480	4,022,018
Longboard Pharmaceuticals, Inc.†	1,999	66,447
Madrigal Pharmaceuticals, Inc.†	262	74,581
McKesson Corp.	3,773	2,328,016
Merck & Co., Inc.	14,063	1,590,947
Morphic Holding, Inc.†	1,552	87,936
Neurocrine Biosciences, Inc.†	1,206	170,733
Novartis AG	16,106	1,805,553
Novo Nordisk A/S ADR	868	115,123
Novo Nordisk A/S, Class B	15,488	2,052,214
Option Care Health, Inc.†	2,118	62,883
Owens & Minor, Inc.†	1,996	32,774
Pacira BioSciences, Inc.†	2,504	51,708
Pfizer, Inc.	7,718	235,708
Roche Holding AG	5,503	1,782,409
Sanofi ADR	1,130	58,545
Sanofi SA	16,635	1,710,763
Shionogi & Co., Ltd.	6,000	263,978
Vaxcyte, Inc.†	1,326	104,608
Viatris, Inc.	7,825	94,370
Zoetis, Inc.	6,604	1,188,984
		41,507,682
Pipelines — 0.2%
Cheniere Energy, Inc.	1,669	304,826
Kinder Morgan, Inc.	6,826	144,233
Targa Resources Corp.	1,126	152,325
Williams Cos., Inc.	23,657	1,015,832
		1,617,216
Private Equity — 0.3%
Blackstone, Inc.	598	85,006
Bridgepoint Group PLC*	93,755	352,433
Brookfield Corp.	16,588	808,945
CVC Capital Partners PLC*†	19,763	371,143
KKR & Co., Inc.	1,828	225,667
		1,843,194
Real Estate — 0.2%
CBRE Group, Inc., Class A†	532	59,962
CoStar Group, Inc.†	690	53,834
Howard Hughes Holdings, Inc.†	701	51,993
Jones Lang LaSalle, Inc.†	426	106,883
Mitsui Fudosan Co., Ltd.	103,700	1,073,665
Transcontinental Realty Investors, Inc.†	1,179	37,068
		1,383,405
REITS — 1.5%
Acadia Realty Trust	9,226	199,651
American Homes 4 Rent, Class A	4,255	153,563
American Tower Corp.	5,876	1,295,070
Americold Realty Trust, Inc.	1,909	57,060
Annaly Capital Management, Inc.	3,615	71,975
Apple Hospitality REIT, Inc.	4,453	65,860
AvalonBay Communities, Inc.	422	86,476
Camden Property Trust	222	24,586

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Crown Castle, Inc.	431	$ 47,444
CubeSmart	5,064	240,945
Douglas Emmett, Inc.	6,141	98,809
EastGroup Properties, Inc.	549	102,658
EPR Properties	785	35,325
Equinix, Inc.	334	263,940
Equity LifeStyle Properties, Inc.	10,697	734,670
Equity Residential	16,288	1,134,133
Essex Property Trust, Inc.	504	140,293
Extra Space Storage, Inc.	156	24,901
Great Portland Estates PLC	57,739	258,874
Healthcare Realty Trust, Inc.	6,158	108,935
JBG SMITH Properties	609	9,957
Kilroy Realty Corp.	2,711	100,226
Kimco Realty Corp.	2,754	59,844
Lamar Advertising Co., Class A	906	108,593
LTC Properties, Inc.	836	29,854
Medical Properties Trust, Inc.	3,748	18,028
NNN REIT, Inc.	2,393	107,422
Omega Healthcare Investors, Inc.	2,114	76,950
Orchid Island Capital, Inc.	7,135	57,365
Outfront Media, Inc.	6,541	106,095
Park Hotels & Resorts, Inc.	3,095	46,611
Pebblebrook Hotel Trust	3,305	45,245
Prologis, Inc.	5,151	649,284
Public Storage	4,068	1,203,803
Rayonier, Inc.	1,785	54,139
Regency Centers Corp.	707	47,609
Rexford Industrial Realty, Inc.	15,693	786,376
Rithm Capital Corp.	9,791	113,674
Scentre Group	309,275	705,667
Service Properties Trust	5,002	28,361
Simon Property Group, Inc.	338	51,863
Starwood Property Trust, Inc.	5,505	109,825
Summit Hotel Properties, Inc.	4,227	26,799
Sun Communities, Inc.	1,966	249,151
Terreno Realty Corp.	1,692	115,750
Vornado Realty Trust	1,813	54,372
Welltower, Inc.	1,783	198,359
Weyerhaeuser Co.	22,655	719,523
WP Carey, Inc.	1,782	103,017
		11,128,930
Retail — 3.8%
Advance Auto Parts, Inc.	1,573	99,618
AutoZone, Inc.†	368	1,153,198
Bath & Body Works, Inc.	831	30,539
BJ's Wholesale Club Holdings, Inc.†	2,280	200,549
Brinker International, Inc.†	1,288	86,051
Burlington Stores, Inc.†	1,447	376,683
Caleres, Inc.	2,242	86,451
Carvana Co.†	9,077	1,209,329
Casey's General Stores, Inc.	583	226,111
Cava Group, Inc.†	1,276	107,465
Chipotle Mexican Grill, Inc.†	23,400	1,271,088
Cie Financiere Richemont SA, Class A	4,680	712,834
Citi Trends, Inc.†	907	17,786
Costco Wholesale Corp.	1,783	1,465,626
Dollar General Corp.	9,564	1,151,410
Dollar Tree, Inc.†	6,569	685,409
Domino's Pizza, Inc.	357	153,046
Five Below, Inc.†	764	55,573
Security Description	Shares or Principal Amount	Value

Retail (continued)
Floor & Decor Holdings, Inc., Class A†	1,573	$ 154,154
Freshpet, Inc.†	526	64,014
GameStop Corp., Class A†	1,169	26,501
Group 1 Automotive, Inc.	297	108,619
Home Depot, Inc.	8,223	3,027,380
Jack in the Box, Inc.	667	39,646
Kingfisher PLC	235,685	838,669
Kohl's Corp.	2,636	57,096
La-Z-Boy, Inc.	2,553	112,689
Lowe's Cos., Inc.	1,254	307,870
Lululemon Athletica, Inc.†	574	148,471
McDonald's Corp.	10,426	2,767,060
Moncler SpA	10,199	607,617
MSC Industrial Direct Co., Inc., Class A	1,367	121,595
Next PLC	6,982	815,638
ODP Corp.†	1,161	49,052
Ollie's Bargain Outlet Holdings, Inc.†	942	91,977
O'Reilly Automotive, Inc.†	193	217,384
Papa John's International, Inc.	542	23,973
Patrick Industries, Inc.	445	56,987
Penske Automotive Group, Inc.	442	76,957
RH†	324	93,986
Ross Stores, Inc.	15,072	2,158,763
Signet Jewelers, Ltd.	707	59,480
Target Corp.	5,179	778,973
TJX Cos., Inc.	6,177	698,124
Tractor Supply Co.	2,818	742,036
Ulta Beauty, Inc.†	125	45,611
Walmart, Inc.	54,567	3,745,479
Welcia Holdings Co., Ltd.	8,300	111,398
Wendy's Co.	3,041	51,484
Wingstop, Inc.	817	305,460
Yum! Brands, Inc.	5,332	708,250
		28,301,159
Savings & Loans — 0.0%
Capitol Federal Financial, Inc.	10,337	65,330
New York Community Bancorp, Inc.	1,844	19,399
Pacific Premier Bancorp, Inc.	3,527	95,441
TFS Financial Corp.	3,140	42,578
WSFS Financial Corp.	1,912	108,009
		330,757
Semiconductors — 7.1%
Advanced Micro Devices, Inc.†	10,127	1,463,149
Amkor Technology, Inc.	2,223	72,603
Analog Devices, Inc.	9,759	2,258,037
Applied Materials, Inc.	9,385	1,991,497
ASML Holding NV (NASDAQ)	1,205	1,128,724
ASML Holding NV (XAMS)	2,778	2,551,875
Broadcom, Inc.	26,383	4,239,220
Cirrus Logic, Inc.†	658	85,856
Entegris, Inc.	3,333	394,261
Hamamatsu Photonics KK	11,000	317,101
Intel Corp.	22,530	692,572
KLA Corp.	2,852	2,347,396
Lam Research Corp.	1,159	1,067,717
Lattice Semiconductor Corp.†	2,091	110,823
Marvell Technology, Inc.	5,989	401,143
MaxLinear, Inc.†	1,978	27,969
Microchip Technology, Inc.	9,335	828,761
Micron Technology, Inc.	4,907	538,887
MKS Instruments, Inc.	1,526	192,123

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Monolithic Power Systems, Inc.	907	$ 782,823
NVIDIA Corp.	160,791	18,815,763
NXP Semiconductors NV	6,289	1,655,013
ON Semiconductor Corp.†	734	57,436
Power Integrations, Inc.	1,028	75,085
QUALCOMM, Inc.	8,583	1,553,094
Renesas Electronics Corp.	28,300	500,008
Samsung Electronics Co., Ltd.	26,439	1,625,584
Semtech Corp.†	2,651	84,090
Synaptics, Inc.†	820	71,602
Taiwan Semiconductor Manufacturing Co., Ltd.	107,000	3,075,625
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,601	431,246
Teradyne, Inc.	284	37,249
Texas Instruments, Inc.	15,159	3,089,556
Tokyo Electron, Ltd.	4,500	908,604
Wolfspeed, Inc.†	2,739	51,630
		53,524,122
Software — 6.8%
Adobe, Inc.†	1,258	693,976
Appfolio, Inc., Class A†	424	93,908
Asana, Inc., Class A†	1,020	14,841
Asure Software, Inc.†	4,795	49,388
Atlassian Corp., Class A†	3,035	535,890
Autodesk, Inc.†	878	217,323
Bandwidth, Inc., Class A†	1,378	31,446
BILL Holdings, Inc.†	3,262	162,969
Braze, Inc., Class A†	2,441	107,550
Broadridge Financial Solutions, Inc.	6,400	1,369,600
Cadence Design Systems, Inc.†	853	228,314
Cloudflare, Inc., Class A†	2,195	170,112
Confluent, Inc., Class A†	9,359	234,162
CSG Systems International, Inc.	859	40,236
Datadog, Inc., Class A†	4,635	539,699
Descartes Systems Group, Inc.†	642	65,259
DocuSign, Inc.†	3,355	186,135
Duolingo, Inc.†	554	95,255
Dynatrace, Inc.†	5,924	260,182
Electronic Arts, Inc.	311	46,942
Envestnet, Inc.†	1,121	69,480
Evolent Health, Inc., Class A†	1,796	41,883
Fair Isaac Corp.†	99	158,400
Fiserv, Inc.†	17,184	2,810,787
Five9, Inc.†	715	31,853
HashiCorp, Inc., Class A†	2,812	94,905
HubSpot, Inc.†	587	291,757
Ibotta, Inc.†	649	43,639
Informatica, Inc., Class A†	1,889	45,223
Intuit, Inc.	1,985	1,284,990
Manhattan Associates, Inc.†	556	141,991
Microsoft Corp.	67,823	28,373,752
MicroStrategy, Inc., Class A†	106	171,131
MongoDB, Inc.†	2,086	526,423
MSCI, Inc.	217	117,345
Nutanix, Inc., Class A†	3,575	180,573
Oracle Corp.	3,062	426,996
PagerDuty, Inc.†	2,389	50,002
Palantir Technologies, Inc., Class A†	12,750	342,847
Phreesia, Inc.†	1,324	33,034
Playtika Holding Corp.	1,905	14,535
Procore Technologies, Inc.†	2,090	148,453
RingCentral, Inc., Class A†	1,540	53,977
Security Description	Shares or Principal Amount	Value

Software (continued)
ROBLOX Corp., Class A†	2,648	$ 109,945
Roper Technologies, Inc.	4,532	2,468,807
Salesforce, Inc.	3,468	897,518
Samsara, Inc., Class A†	5,392	206,406
SAP SE	7,862	1,658,778
ServiceNow, Inc.†	2,549	2,075,880
Smartsheet, Inc., Class A†	1,442	69,158
Snowflake, Inc., Class A†	3,719	484,883
SS&C Technologies Holdings, Inc.	3,099	226,072
Synopsys, Inc.†	2,464	1,375,700
Teradata Corp.†	1,143	37,056
Twilio, Inc., Class A†	1,171	69,241
Unity Software, Inc.†	1,339	21,906
Veeva Systems, Inc., Class A†	1,255	240,872
Workday, Inc., Class A†	1,831	415,857
Workiva, Inc.†	931	68,680
Zeta Global Holdings Corp., Class A†	3,061	65,567
Zoom Video Communications, Inc., Class A†	1,109	66,984
ZoomInfo Technologies, Inc.†	2,005	22,777
		51,179,250
Telecommunications — 1.1%
Arista Networks, Inc.†	422	146,244
BT Group PLC	399,120	723,604
Ciena Corp.†	2,583	136,227
Cisco Systems, Inc.	6,922	335,371
Infinera Corp.†	6,490	38,551
Iridium Communications, Inc.	1,812	52,004
KT Corp.	18,288	529,551
Nippon Telegraph & Telephone Corp.	1,176,300	1,254,733
Telefonaktiebolaget LM Ericsson, Class B	99,667	682,078
Telephone & Data Systems, Inc.	3,903	82,744
T-Mobile US, Inc.	22,946	4,182,597
Ubiquiti, Inc.	160	29,691
United States Cellular Corp.†	608	32,680
Verizon Communications, Inc.	1,319	53,446
Viavi Solutions, Inc.†	3,925	31,557
		8,311,078
Textiles — 0.0%
UniFirst Corp.	409	79,567
Toys/Games/Hobbies — 0.0%
Mattel, Inc.†	4,989	96,238
Transportation — 1.5%
Canadian National Railway Co.	978	113,203
Central Japan Railway Co.	19,000	449,315
CryoPort, Inc.†	3,231	29,822
CSX Corp.	74,701	2,622,005
FedEx Corp.	3,332	1,007,097
Hub Group, Inc., Class A	1,461	68,331
JB Hunt Transport Services, Inc.	1,343	232,540
Knight-Swift Transportation Holdings, Inc.	741	40,333
Landstar System, Inc.	582	110,726
Norfolk Southern Corp.	5,636	1,406,520
Old Dominion Freight Line, Inc.	10,557	2,218,870
RXO, Inc.†	753	23,878
Saia, Inc.†	759	317,148
Union Pacific Corp.	9,485	2,340,234
XPO, Inc.†	753	86,512
		11,066,534

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water — 0.0%
Essential Utilities, Inc.	2,440	$ 99,186
Total Common Stocks (cost $471,431,851)		604,933,824
CONVERTIBLE PREFERRED STOCKS — 0.0%
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	1,028	19,111
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	2	2,133
Software — 0.0%
Databricks, Inc. Series G†(1)(2)	300	24,131
Databricks, Inc. Series H†(1)(2)	858	69,013
		93,144
Total Convertible Preferred Stocks (cost $115,442)		114,388
CORPORATE BONDS & NOTES — 6.2%
Advertising — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/2024	$ 50,000	49,741
WPP Finance 2010
3.75%, 09/19/2024	125,000	124,618
		174,359
Aerospace/Defense — 0.1%
General Dynamics Corp.
2.25%, 06/01/2031	250,000	216,054
L3Harris Technologies, Inc.
5.05%, 06/01/2029	110,000	111,245
Lockheed Martin Corp.
4.70%, 05/15/2046	25,000	23,154
Northrop Grumman Corp.
3.85%, 04/15/2045	50,000	40,288
		390,741
Agriculture — 0.1%
Altria Group, Inc.
2.35%, 05/06/2025	115,000	112,361
5.80%, 02/14/2039	60,000	61,732
BAT Capital Corp.
4.39%, 08/15/2037	240,000	210,846
		384,939
Airlines — 0.0%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	113,535	103,874
United Airlines Pass-Through Trust
4.15%, 02/25/2033	80,941	77,169
		181,043
Auto Manufacturers — 0.3%
American Honda Finance Corp.
0.75%, 08/09/2024	200,000	199,781
4.90%, 03/12/2027	245,000	246,868
5.65%, 11/15/2028	150,000	156,068
Cummins, Inc.
4.90%, 02/20/2029	30,000	30,495
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	$ 165,000	$ 160,060
General Motors Co.
4.00%, 04/01/2025	150,000	148,535
General Motors Financial Co., Inc.
2.40%, 04/10/2028	300,000	273,858
Hyundai Capital America
1.30%, 01/08/2026*	80,000	75,848
1.80%, 10/15/2025*	50,000	48,060
2.00%, 06/15/2028*	260,000	233,272
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2026*	165,000	164,855
PACCAR Financial Corp.
0.90%, 11/08/2024	215,000	212,404
1.10%, 05/11/2026	175,000	164,443
Toyota Motor Credit Corp.
4.80%, 01/05/2026	260,000	260,407
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	200,000	196,839
		2,571,793
Auto Parts & Equipment — 0.0%
Magna International, Inc.
5.50%, 03/21/2033	180,000	187,017
Banks — 1.4%
Banco Santander SA
3.49%, 05/28/2030	200,000	183,973
Bank of America Corp.
2.30%, 07/21/2032	220,000	184,697
2.59%, 04/29/2031	150,000	132,561
2.65%, 03/11/2032	200,000	173,025
2.68%, 06/19/2041	100,000	71,655
3.50%, 04/19/2026	75,000	73,418
4.33%, 03/15/2050	380,000	327,746
Barclays PLC
2.28%, 11/24/2027	200,000	187,680
2.85%, 05/07/2026	225,000	220,577
BNP Paribas SA
2.22%, 06/09/2026*	215,000	209,212
2.87%, 04/19/2032*	200,000	172,720
Citigroup, Inc.
3.11%, 04/08/2026	150,000	147,607
3.89%, 01/10/2028	100,000	97,569
4.65%, 07/23/2048	25,000	22,567
Danske Bank A/S
5.71%, 03/01/2030*	200,000	204,532
Fifth Third Bancorp
6.34%, 07/27/2029	40,000	41,688
Goldman Sachs Group, Inc.
2.60%, 02/07/2030	150,000	134,311
3.80%, 03/15/2030	125,000	119,140
4.41%, 04/23/2039	275,000	250,706
HSBC Holdings PLC
5.72%, 03/04/2035	200,000	205,821
7.40%, 11/13/2034	200,000	222,240
ING Groep NV
6.11%, 09/11/2034	200,000	211,187
JPMorgan Chase & Co.
1.58%, 04/22/2027	75,000	70,790
2.52%, 04/22/2031	150,000	132,707
2.96%, 05/13/2031	440,000	393,867
3.78%, 02/01/2028	100,000	97,493
3.90%, 01/23/2049	100,000	81,353

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/2027	$ 220,000	$ 206,186
2.19%, 02/25/2025	200,000	196,444
Morgan Stanley
2.19%, 04/28/2026	150,000	146,472
3.13%, 07/27/2026	100,000	96,842
3.62%, 04/01/2031	150,000	140,596
5.66%, 04/18/2030	255,000	263,039
NatWest Markets PLC
0.80%, 08/12/2024*	200,000	199,708
Royal Bank of Canada
2.30%, 11/03/2031	385,000	327,247
Santander Holdings USA, Inc.
2.49%, 01/06/2028	135,000	125,820
6.34%, 05/31/2035	130,000	133,199
6.50%, 03/09/2029	70,000	72,281
Santander UK Group Holdings PLC
1.67%, 06/14/2027	300,000	280,911
Skandinaviska Enskilda Banken AB
5.13%, 03/05/2027*	250,000	252,837
Societe Generale SA
6.07%, 01/19/2035*	200,000	203,473
Standard Chartered PLC
1.82%, 11/23/2025*	210,000	207,548
2.61%, 01/12/2028*	200,000	187,858
State Street Corp.
4.86%, 01/26/2026	60,000	59,879
5.16%, 05/18/2034	160,000	162,083
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/2026	200,000	201,294
Svenska Handelsbanken AB
1.42%, 06/11/2027*	250,000	233,828
Toronto-Dominion Bank
1.15%, 06/12/2025	280,000	270,830
4.99%, 04/05/2029	130,000	131,375
Truist Financial Corp.
1.95%, 06/05/2030	95,000	80,890
UBS Group AG
1.36%, 01/30/2027*	260,000	245,281
3.18%, 02/11/2043*	200,000	146,594
4.19%, 04/01/2031*	250,000	237,932
Wells Fargo & Co.
2.39%, 06/02/2028	175,000	163,407
3.07%, 04/30/2041	510,000	385,002
3.58%, 05/22/2028	85,000	81,990
5.71%, 04/22/2028	165,000	168,221
Westpac New Zealand, Ltd.
5.20%, 02/28/2029*	200,000	203,459
		10,183,368
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	150,000	142,318
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	200,000	184,906
JDE Peet's NV
1.38%, 01/15/2027*	260,000	238,366
		565,590
Biotechnology — 0.1%
Amgen, Inc.
2.60%, 08/19/2026	225,000	215,596
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
5.15%, 03/02/2028	$ 145,000	$ 146,979
Biogen, Inc.
2.25%, 05/01/2030	85,000	73,992
		436,567
Building Materials — 0.1%
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	340,000	289,553
4.25%, 12/15/2047	50,000	41,828
Mohawk Industries, Inc.
5.85%, 09/18/2028	120,000	124,591
Owens Corning
5.70%, 06/15/2034	90,000	93,061
		549,033
Chemicals — 0.0%
Ecolab, Inc.
2.75%, 08/18/2055	240,000	150,747
LYB International Finance II BV
3.50%, 03/02/2027	50,000	48,289
		199,036
Commercial Services — 0.1%
Experian Finance PLC
2.75%, 03/08/2030*	200,000	180,250
Georgetown University
4.32%, 04/01/2049	50,000	44,609
Leland Stanford Junior University
1.29%, 06/01/2027	70,000	64,312
Moody's Corp.
2.00%, 08/19/2031	205,000	171,189
PayPal Holdings, Inc.
2.40%, 10/01/2024	105,000	104,451
RELX Capital, Inc.
3.00%, 05/22/2030	50,000	45,890
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	100,000	85,405
University of Southern California
2.95%, 10/01/2051	400,000	278,559
		974,665
Computers — 0.1%
Apple, Inc.
1.70%, 08/05/2031	215,000	180,574
2.75%, 01/13/2025	150,000	148,407
3.25%, 02/23/2026	100,000	98,023
3.75%, 09/12/2047	50,000	41,392
		468,396
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	141,703
Ally Financial, Inc.
2.20%, 11/02/2028	245,000	217,113
American Express Co.
4.90%, 02/13/2026	290,000	290,264
6.49%, 10/30/2031	250,000	271,952
Avolon Holdings Funding, Ltd.
6.38%, 05/04/2028*	105,000	108,570
BlackRock Funding, Inc.
4.70%, 03/14/2029	70,000	70,760
Capital One Financial Corp.
2.36%, 07/29/2032	190,000	151,145
6.05%, 02/01/2035	65,000	66,806

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	$ 135,000	$ 138,671
Synchrony Financial
4.25%, 08/15/2024	275,000	274,814
Western Union Co.
2.85%, 01/10/2025	20,000	19,755
		1,751,553
Electric — 0.4%
AEP Texas, Inc.
3.45%, 01/15/2050	90,000	61,574
AEP Transmission Co. LLC
2.75%, 08/15/2051	175,000	108,984
Alabama Power Co.
3.13%, 07/15/2051	250,000	170,422
Ameren Corp.
5.70%, 12/01/2026	245,000	249,207
American Electric Power Co., Inc.
5.20%, 01/15/2029	115,000	116,509
Appalachian Power Co.
4.40%, 05/15/2044	50,000	41,217
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	25,000	19,116
Commonwealth Edison Co.
4.35%, 11/15/2045	25,000	21,848
DTE Energy Co.
4.95%, 07/01/2027	25,000	25,092
5.10%, 03/01/2029	225,000	227,056
Duke Energy Carolinas LLC
3.45%, 04/15/2051	300,000	217,005
Duke Energy Corp.
2.65%, 09/01/2026	50,000	47,843
Enel Finance International NV
2.13%, 07/12/2028*	200,000	179,738
Engie SA
5.63%, 04/10/2034*	200,000	204,058
Eversource Energy
3.30%, 01/15/2028	30,000	28,487
Exelon Corp.
3.40%, 04/15/2026	125,000	122,103
5.15%, 03/15/2029	55,000	55,897
FirstEnergy Transmission LLC
4.35%, 01/15/2025*	25,000	24,821
Florida Power & Light Co.
4.13%, 06/01/2048	25,000	20,657
Metropolitan Edison Co.
4.30%, 01/15/2029*	100,000	98,005
Mississippi Power Co.
3.95%, 03/30/2028	30,000	29,274
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	220,000	184,724
5.75%, 09/01/2025	60,000	60,415
Oncor Electric Delivery Co. LLC
4.10%, 11/15/2048	50,000	41,042
Pacific Gas & Electric Co.
2.10%, 08/01/2027	55,000	50,459
San Diego Gas & Electric Co.
4.10%, 06/15/2049	55,000	44,651
Sempra
3.30%, 04/01/2025	130,000	128,126
Southern California Edison Co.
5.15%, 06/01/2029	125,000	127,222
Security Description	Shares or Principal Amount	Value

Electric (continued)
5.88%, 12/01/2053	$ 200,000	$ 205,330
Southern Co.
4.40%, 07/01/2046	25,000	21,526
5.70%, 03/15/2034	125,000	130,169
		3,062,577
Electronics — 0.1%
Amphenol Corp.
2.20%, 09/15/2031	75,000	63,229
4.75%, 03/30/2026	25,000	24,984
5.05%, 04/05/2029	80,000	81,547
Honeywell International, Inc.
1.10%, 03/01/2027	250,000	229,875
Keysight Technologies, Inc.
4.55%, 10/30/2024	25,000	24,938
		424,573
Environmental Control — 0.1%
Republic Services, Inc.
2.38%, 03/15/2033	315,000	259,779
2.50%, 08/15/2024	40,000	39,951
3.38%, 11/15/2027	30,000	28,871
Waste Connections, Inc.
2.20%, 01/15/2032	145,000	121,273
3.20%, 06/01/2032	135,000	120,768
Waste Management, Inc.
4.88%, 02/15/2034	200,000	200,789
		771,431
Food — 0.0%
Mondelez International Holdings Netherlands BV
4.25%, 09/15/2025*	200,000	198,252
Tyson Foods, Inc.
5.10%, 09/28/2048	25,000	22,444
		220,696
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030*	200,000	186,437
Gas — 0.0%
NiSource, Inc.
1.70%, 02/15/2031	90,000	73,555
3.95%, 03/30/2048	115,000	89,320
5.35%, 04/01/2034	150,000	151,110
Southern California Gas Co.
4.13%, 06/01/2048	25,000	20,079
		334,064
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	177,711
Baxter International, Inc.
1.92%, 02/01/2027	225,000	209,537
Revvity, Inc.
1.90%, 09/15/2028	210,000	186,826
Solventum Corp.
5.40%, 03/01/2029*	150,000	151,856
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	150,000	110,002
		835,932
Healthcare-Services — 0.2%
Banner Health
1.90%, 01/01/2031	50,000	42,343

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
Centra Health, Inc.
4.70%, 01/01/2048	$ 45,000	$ 38,602
CommonSpirit Health
2.76%, 10/01/2024	40,000	39,772
2.78%, 10/01/2030	55,000	48,863
3.91%, 10/01/2050	305,000	238,833
Elevance Health, Inc.
4.55%, 03/01/2048	115,000	100,014
HCA, Inc.
4.13%, 06/15/2029	65,000	62,706
4.38%, 03/15/2042	65,000	54,843
Health Care Service Corp.
5.45%, 06/15/2034*	90,000	90,969
Humana, Inc.
2.15%, 02/03/2032	100,000	81,789
3.70%, 03/23/2029	45,000	43,073
5.38%, 04/15/2031	70,000	71,087
5.95%, 03/15/2034	125,000	130,849
Icon Investments Six DAC
5.85%, 05/08/2029	200,000	206,830
MedStar Health, Inc.
3.63%, 08/15/2049	130,000	100,089
Stanford Health Care
3.80%, 11/15/2048	10,000	8,234
UnitedHealth Group, Inc.
2.00%, 05/15/2030	35,000	30,453
2.90%, 05/15/2050	150,000	99,794
4.63%, 11/15/2041	25,000	23,062
4.75%, 07/15/2045	75,000	69,439
5.38%, 04/15/2054	180,000	178,617
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	50,000	45,862
		1,806,123
Insurance — 0.3%
Aflac, Inc.
4.75%, 01/15/2049	55,000	50,048
Brighthouse Financial Global Funding
1.55%, 05/24/2026*	105,000	98,315
2.00%, 06/28/2028*	340,000	301,369
Chubb INA Holdings, Inc.
2.85%, 12/15/2051	300,000	201,396
CNO Global Funding
2.65%, 01/06/2029*	315,000	281,758
Equitable Financial Life Global Funding
1.40%, 07/07/2025*	55,000	53,117
Fidelity National Financial, Inc.
4.50%, 08/15/2028	55,000	54,088
Jackson National Life Global Funding
1.75%, 01/12/2025*	400,000	393,148
Liberty Mutual Group, Inc.
4.50%, 06/15/2049*	80,000	62,457
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	35,000	30,571
MassMutual Global Funding II
5.10%, 04/09/2027*	250,000	253,538
Principal Financial Group, Inc.
2.13%, 06/15/2030	125,000	107,261
3.70%, 05/15/2029	25,000	23,854
4.30%, 11/15/2046	25,000	21,179
Protective Life Global Funding
1.17%, 07/15/2025*	195,000	187,564
Security Description	Shares or Principal Amount	Value

Insurance (continued)
RGA Global Funding
5.45%, 05/24/2029*	$ 145,000	$ 148,456
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	25,000	20,563
Willis North America, Inc.
4.50%, 09/15/2028	50,000	49,214
		2,337,896
Internet — 0.1%
Amazon.com, Inc.
2.80%, 08/22/2024	275,000	274,570
4.95%, 12/05/2044	65,000	64,713
Expedia Group, Inc.
5.00%, 02/15/2026	115,000	114,986
		454,269
Iron/Steel — 0.0%
Nucor Corp.
2.70%, 06/01/2030	50,000	45,053
3.95%, 05/01/2028	33,000	32,283
		77,336
Lodging — 0.0%
Marriott International, Inc.
4.65%, 12/01/2028	255,000	253,999
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.
5.00%, 05/14/2027	295,000	299,115
Machinery-Diversified — 0.1%
Ingersoll Rand, Inc.
5.18%, 06/15/2029	315,000	320,746
John Deere Capital Corp.
2.13%, 03/07/2025	140,000	137,423
Rockwell Automation, Inc.
1.75%, 08/15/2031	300,000	249,094
		707,263
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	170,000	107,277
3.75%, 02/15/2028	125,000	118,282
6.10%, 06/01/2029	60,000	61,335
Comcast Corp.
1.95%, 01/15/2031	70,000	59,112
2.65%, 02/01/2030	30,000	27,146
3.90%, 03/01/2038	240,000	209,293
Cox Communications, Inc.
2.95%, 10/01/2050*	295,000	181,962
Walt Disney Co.
2.75%, 09/01/2049	300,000	195,920
		960,327
Mining — 0.1%
Anglo American Capital PLC
2.63%, 09/10/2030*	200,000	174,351
Corp. Nacional del Cobre de Chile
3.15%, 01/14/2030*	200,000	179,260
		353,611
Miscellaneous Manufacturing — 0.0%
3M Co.
3.25%, 08/26/2049	105,000	73,277

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas — 0.2%
BP Capital Markets PLC
3.28%, 09/19/2027	$ 50,000	$ 48,154
3.28%, 09/19/2027	25,000	24,021
Canadian Natural Resources, Ltd.
2.95%, 07/15/2030	70,000	62,814
6.25%, 03/15/2038	25,000	26,455
Coterra Energy, Inc.
4.38%, 03/15/2029	90,000	87,665
Diamondback Energy, Inc.
5.15%, 01/30/2030	45,000	45,705
Hess Corp.
4.30%, 04/01/2027	125,000	123,454
Marathon Oil Corp.
4.40%, 07/15/2027	25,000	24,781
Pioneer Natural Resources Co.
1.13%, 01/15/2026	55,000	52,264
5.10%, 03/29/2026	55,000	55,302
Shell International Finance BV
3.25%, 05/11/2025	325,000	320,453
TotalEnergies Capital International SA
2.43%, 01/10/2025	155,000	153,008
2.99%, 06/29/2041	105,000	78,391
Woodside Finance, Ltd.
3.70%, 03/15/2028*	25,000	23,946
4.50%, 03/04/2029*	55,000	53,979
		1,180,392
Packaging & Containers — 0.0%
Packaging Corp. of America
3.65%, 09/15/2024	50,000	49,850
Pharmaceuticals — 0.4%
AbbVie, Inc.
4.25%, 11/21/2049	110,000	94,000
4.70%, 05/14/2045	125,000	116,312
4.80%, 03/15/2029	230,000	233,006
Astrazeneca Finance LLC
1.75%, 05/28/2028	220,000	199,008
4.88%, 03/03/2028	200,000	202,671
Becton Dickinson & Co.
3.70%, 06/06/2027	33,000	32,139
5.08%, 06/07/2029	250,000	254,066
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	90,000	75,477
5.10%, 02/22/2031	75,000	76,875
Cardinal Health, Inc.
3.41%, 06/15/2027	40,000	38,516
3.75%, 09/15/2025	125,000	123,149
Cigna Corp.
3.25%, 04/15/2025	50,000	49,261
Cigna Group
3.88%, 10/15/2047	50,000	38,815
4.80%, 07/15/2046	25,000	22,473
CVS Health Corp.
1.88%, 02/28/2031	60,000	49,290
2.70%, 08/21/2040	330,000	225,944
3.88%, 07/20/2025	50,000	49,283
5.05%, 03/25/2048	100,000	88,192
McKesson Corp.
5.25%, 02/15/2026	310,000	310,002
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026	200,000	195,490
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	$ 220,000	$ 190,145
		2,664,114
Pipelines — 0.2%
Boardwalk Pipelines LP
3.40%, 02/15/2031	55,000	49,188
4.95%, 12/15/2024	50,000	49,857
Cameron LNG LLC
2.90%, 07/15/2031*	20,000	17,583
3.70%, 01/15/2039*	15,000	12,631
Enbridge Energy Partners LP
7.38%, 10/15/2045	45,000	52,353
Enbridge, Inc.
5.50%, 12/01/2046	113,000	111,638
5.63%, 04/05/2034	90,000	92,138
6.70%, 11/15/2053	35,000	39,103
Energy Transfer LP
5.25%, 04/15/2029	35,000	35,521
Enterprise Products Operating LLC
4.60%, 01/11/2027	265,000	265,126
Florida Gas Transmission Co. LLC
4.35%, 07/15/2025*	50,000	49,455
Kinder Morgan Energy Partners LP
6.95%, 01/15/2038	50,000	55,821
MPLX LP
5.65%, 03/01/2053	150,000	144,232
ONEOK, Inc.
6.63%, 09/01/2053	180,000	196,708
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/2026	25,000	24,726
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	25,000	24,519
TransCanada PipeLines, Ltd.
6.20%, 03/09/2026	300,000	300,229
Transcontinental Gas Pipe Line Co. LLC
4.60%, 03/15/2048	20,000	17,359
Williams Cos., Inc.
4.90%, 03/15/2029	210,000	210,603
		1,748,790
Real Estate — 0.0%
CBRE Services, Inc.
5.50%, 04/01/2029	50,000	51,276
REITS — 0.3%
Alexandria Real Estate Equities, Inc.
4.00%, 02/01/2050	110,000	83,358
American Tower Corp.
1.45%, 09/15/2026	315,000	293,273
Brixmor Operating Partnership LP
4.05%, 07/01/2030	45,000	42,765
Crown Castle, Inc.
2.90%, 03/15/2027	70,000	66,573
Crown Castle, Inc.
2.10%, 04/01/2031	165,000	137,053
Essex Portfolio LP
4.00%, 03/01/2029	90,000	86,566
4.50%, 03/15/2048	15,000	12,727
Extra Space Storage LP
4.00%, 06/15/2029	40,000	38,568
Healthcare Realty Holdings LP
3.63%, 01/15/2028	55,000	51,697

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Healthpeak OP LLC
2.13%, 12/01/2028	$ 75,000	$ 67,166
2.88%, 01/15/2031	125,000	110,588
Kilroy Realty LP
3.45%, 12/15/2024	30,000	29,722
NNN REIT, Inc.
4.80%, 10/15/2048	50,000	43,646
Prologis LP
2.13%, 04/15/2027	115,000	107,711
4.00%, 09/15/2028	70,000	68,464
Public Storage Operating Co.
1.95%, 11/09/2028	135,000	121,000
Realty Income Corp.
2.20%, 06/15/2028	25,000	22,769
3.10%, 12/15/2029	70,000	64,457
3.95%, 08/15/2027	25,000	24,418
4.63%, 11/01/2025	60,000	59,651
Regency Centers LP
5.25%, 01/15/2034	245,000	245,620
Simon Property Group LP
2.65%, 02/01/2032	285,000	244,996
3.80%, 07/15/2050	100,000	75,869
WP Carey, Inc.
3.85%, 07/15/2029	90,000	85,695
		2,184,352
Retail — 0.2%
AutoZone, Inc.
1.65%, 01/15/2031	105,000	86,353
3.13%, 04/21/2026	50,000	48,525
5.05%, 07/15/2026	180,000	180,956
Carvana Co.
12.00%, 12/01/2028*(3)	41,131	44,433
13.00%, 06/01/2030*(3)	61,434	67,758
14.00%, 06/01/2031*(3)	73,400	85,470
Dollar General Corp.
4.63%, 11/01/2027	240,000	237,991
Lowe's Cos., Inc.
5.00%, 04/15/2033	290,000	291,228
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	25,000	24,178
3.90%, 06/01/2029	95,000	91,735
5.75%, 11/20/2026	45,000	45,885
Ross Stores, Inc.
1.88%, 04/15/2031	60,000	50,104
Tractor Supply Co.
5.25%, 05/15/2033	250,000	253,062
		1,507,678
Semiconductors — 0.1%
Foundry JV Holdco LLC
6.15%, 01/25/2032*	200,000	209,054
Intel Corp.
4.60%, 03/25/2040	250,000	230,756
Microchip Technology, Inc.
5.05%, 03/15/2029	70,000	70,779
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	10,000	9,566
Texas Instruments, Inc.
1.75%, 05/04/2030	35,000	30,326
		550,481
Security Description	Shares or Principal Amount	Value

Software — 0.2%
Atlassian Corp.
5.25%, 05/15/2029	$ 55,000	$ 55,775
Fiserv, Inc.
3.20%, 07/01/2026	35,000	33,966
5.45%, 03/15/2034	245,000	250,540
Microsoft Corp.
3.13%, 11/03/2025	25,000	24,544
4.20%, 11/03/2035	250,000	245,737
Oracle Corp.
5.55%, 02/06/2053	65,000	63,217
Roper Technologies, Inc.
1.40%, 09/15/2027	160,000	144,756
2.00%, 06/30/2030	30,000	25,707
2.95%, 09/15/2029	120,000	110,400
3.80%, 12/15/2026	25,000	24,441
Salesforce, Inc.
2.70%, 07/15/2041	395,000	284,779
VMware LLC
1.40%, 08/15/2026	205,000	191,205
		1,455,067
Telecommunications — 0.3%
America Movil SAB de CV
2.88%, 05/07/2030	200,000	180,384
AT&T, Inc.
1.65%, 02/01/2028	125,000	112,865
2.25%, 02/01/2032	280,000	233,223
3.50%, 06/01/2041	130,000	102,288
3.80%, 12/01/2057	64,000	46,034
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033	250,000	250,806
Motorola Solutions, Inc.
5.00%, 04/15/2029	70,000	70,594
Rogers Communications, Inc.
5.30%, 02/15/2034	255,000	255,580
Verizon Communications, Inc.
1.68%, 10/30/2030	113,000	94,198
2.65%, 11/20/2040	490,000	346,306
2.99%, 10/30/2056	35,000	22,071
3.15%, 03/22/2030	150,000	138,326
Vodafone Group PLC
4.88%, 06/19/2049	60,000	53,518
		1,906,193
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.00%, 11/19/2024	45,000	44,570
Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.90%, 08/01/2046	300,000	244,706
4.15%, 04/01/2045	25,000	21,333
4.15%, 12/15/2048	25,000	21,072
Canadian National Railway Co.
5.85%, 11/01/2033	180,000	194,254
Canadian Pacific Railway Co.
1.75%, 12/02/2026	100,000	93,522
2.88%, 11/15/2029	70,000	64,001
3.50%, 05/01/2050	110,000	81,286
CSX Corp.
4.30%, 03/01/2048	25,000	21,429
		741,603

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Trucking & Leasing — 0.0%
GATX Corp.
6.05%, 03/15/2034	$ 75,000	$ 78,641
6.90%, 05/01/2034	220,000	246,006
		324,647
Total Corporate Bonds & Notes (cost $50,604,249)		46,586,039
ASSET BACKED SECURITIES — 0.5%
Auto Loan Receivables — 0.2%
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D 1.29%, 06/18/2027	140,000	132,169
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class B 2.68%, 08/20/2026*	100,000	97,288
Series 2019-2A, Class B 3.55%, 09/22/2025*	35,000	34,916
Bayview Opportunity Master Fund LLC FRS
Series 2024-CAR1, Class A 6.45%, (SOFR30A+1.10%), 12/26/2031*	216,873	217,543
Carmax Auto Owner Trust
Series 2024-3, Class A3 4.89%, 07/16/2029	25,000	25,044
CarMax Auto Owner Trust
Series 2023-3, Class A3 5.28%, 05/15/2028	40,000	40,207
Series 2023-3, Class B 5.47%, 02/15/2029	40,000	40,550
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	145,000	134,250
Series 2024-N1, Class A3 5.60%, 03/10/2028*	20,000	20,066
Series 2024-N1, Class B 5.63%, 05/10/2030*	20,000	20,189
Enterprise Fleet Financing LLC
Series 2023-2, Class A2 5.56%, 04/22/2030*	136,755	137,193
Exeter Automobile Receivables Trust
Series 2021-4A, Class C 1.46%, 10/15/2027	75,582	74,980
Ford Credit Auto Owner Trust
Series 2020-2, Class C 1.74%, 04/15/2033*	100,000	95,301
Series 2023-1, Class A 4.85%, 08/15/2035*	125,000	125,587
GM Financial Automobile Leasing Trust
Series 2023-1, Class C 5.76%, 01/20/2027	50,000	50,116
Santander Drive Auto Receivables Trust
Series 2022-3, Class C 4.49%, 08/15/2029	160,000	158,111
US Bank NA
Series 2023-1, Class B 6.79%, 08/25/2032*	176,246	177,820
		1,581,330
Finance - Credit Card — 0.0%
Synchrony Card Funding LLC
Series 2023-A1, Class A 5.54%, 07/15/2029	40,000	40,538
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities — 0.3%
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 4.50%, 05/20/2049*	$ 280,000	$ 262,887
Driven Brands Funding LLC
Series 2021-1A, Class A2 2.79%, 10/20/2051*	116,700	103,847
Series 2020-2A, Class A2 3.24%, 01/20/2051*	91,675	84,961
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A 6.16%, 02/25/2038*	75,627	77,307
Series 2023-A, Class B 6.53%, 02/25/2038*	75,627	77,256
Elmwood CLO 20, Ltd. FRS
Series 2022-7A, Class AR 6.79%, (TSFR3M+1.50%), 01/17/2037*	250,000	251,719
Ford Credit Floorplan Master Owner Trust A
Series 2020-2, Class B 1.32%, 09/15/2027	55,000	52,591
Invesco US CLO, Ltd. FRS
Series 2023-1A, Class AR 6.85%, (TSFR3M+1.57%), 04/22/2037*	250,000	251,373
MVW LLC
Series 2021-1WA, Class B 1.44%, 01/22/2041*	29,486	27,625
Series 2019-2A, Class A 2.22%, 10/20/2038*	58,469	56,154
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	116,703	106,991
Octane Receivables Trust
Series 2023-1A, Class A 5.87%, 05/21/2029*	41,960	42,030
Palmer Square CLO, Ltd. FRS
Series 2021-2A, Class A 6.71%, (TSFR3M+1.41%), 07/15/2034*	255,000	255,460
SEB Funding LLC
Series 2024-1A, Class A2 7.39%, 04/30/2054*	145,000	148,385
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	109,421	97,284
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	76,809	68,625
Series 2020-A, Class A2A 2.23%, 09/15/2037*	46,384	43,957
Series 2016-A, Class A2A 2.70%, 05/15/2031*	2,175	2,162
Series 2017-A, Class A2A 2.88%, 09/15/2034*	10,018	9,851
		2,020,465
Total Asset Backed Securities (cost $3,706,763)		3,642,333
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
Commercial and Residential — 0.7%
Alen Mtg. Trust FRS
Series 2021-ACEN, Class A 6.59%, (TSFR1M+1.26%), 04/15/2034*	135,000	122,513
Angel Oak Mtg. Trust
Series 2023-3, Class A1 4.80%, 09/26/2067*(4)	203,908	202,860

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(5)	$ 43,914	$ 37,627
Series 2021-2, Class A1 0.99%, 04/25/2066*(5)	54,765	46,231
Series 2021-1, Class A2 1.12%, 01/25/2066*(5)	14,228	12,227
Series 2020-6, Class M1 2.81%, 05/25/2065*(5)	70,000	58,493
BANK5
Series 2024-5YR8, Class A3 5.88%, 08/15/2057	165,000	171,135
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(5)	67,429	59,684
BBCMS Mtg. Trust
Series 2024-5C27, Class A3 6.01%, 07/15/2057	35,000	36,551
Benchmark Mtg. Trust VRS
Series 2023-V3, Class A3 6.36%, 07/15/2056(5)	75,000	78,284
Series 2024-V8, Class AM 6.86%, 07/15/2057(5)	290,000	304,949
BIG Commercial Mtg. Trust FRS
Series 2022-BIG, Class A 6.67%, (TSFR1M+1.34%), 02/15/2039*	249,230	245,897
BMO Mtg. Trust
Series 2024-C9, Class A5 5.76%, 07/15/2057	290,000	304,872
Series 2024-5C5, Class A3 5.86%, 02/15/2057	280,000	288,779
Series 2024-5C4, Class A3 6.53%, 05/15/2057(5)	200,000	212,493
BWAY Mtg. Trust
Series 2022-26BW, Class A 3.40%, 02/10/2044*	150,000	122,097
BX Commercial Mtg. Trust FRS
Series 2024-MDHS, Class A 6.97%, (TSFR1M+1.64%), 05/15/2041*	264,868	264,040
Cantor Commercial Real Estate Lending VRS
Series 2019-CF1, Class 65A 4.41%, 05/15/2052*(5)	100,000	67,464
CD Mtg. Trust VRS
Series 2017-CD3, Class B 3.98%, 02/10/2050(5)	75,000	44,062
Chase Home Lending Mtg. Trust VRS
Series 2023-RPL1, Class A1 3.50%, 06/25/2062*(5)	230,541	210,864
CIM Trust VRS
Series 2019-INV3, Class A15 3.50%, 08/25/2049*(5)	15,784	13,980
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(5)	40,646	34,633
Cold Storage Trust FRS
Series 2020-ICE5, Class B 6.74%, (TSFR1M+1.41%), 11/15/2037*	98,299	97,992
COLT Mtg. Loan Trust VRS
Series 2020-3, Class A1 1.51%, 04/27/2065*(5)	8,223	7,836
Series 2022-3, Class A1 3.90%, 02/25/2067*(5)	125,797	120,732
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Connecticut Avenue Securities Trust FRS
Series 2024-R04, Class 1A1 6.35%, (SOFR30A+1.00%), 05/25/2044*	$ 49,497	$ 49,559
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(5)	53,871	44,689
Series 2020-2, Class A1 1.18%, 10/25/2065*(5)	55,449	51,380
GS Mtg. Securities Trust VRS
Series 2020-INV1, Class A14 2.92%, 10/25/2050*(5)	29,533	25,246
HILT Commercial Mtg. Trust FRS
Series 2024-ORL, Class A 6.87%, (TSFR1M+1.54%), 05/15/2037*	185,000	184,306
JPMorgan Mtg. Trust FRS
Series 2020-INV1, Class A11 6.00%, (TSFR1M+0.94%), 08/25/2050*	4,542	4,292
JPMorgan Mtg. Trust VRS
Series 2019-INV2, Class A3 3.50%, 02/25/2050*(5)	3,459	3,149
Series 2019-INV3, Class A15 3.50%, 05/25/2050*(5)	9,050	8,174
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(5)	9,873	8,938
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(5)	17,260	15,343
MARQ Trust FRS
Series 2024-HOU, Class A 6.92%, (TSFR1M+1.59%), 06/15/2039*	100,000	99,130
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class B 6.54%, (TSFR1M+1.21%), 04/15/2038*	171,970	170,143
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4 4.31%, 12/15/2051	55,000	53,199
Morgan Stanley Residential Mtg. Loan Trust
Series 2023-NQM1, Class A2 7.53%, 09/25/2068*(4)	91,248	92,919
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2021-2, Class A9 2.50%, 05/25/2051*(5)	70,670	56,987
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(5)	128,595	107,833
OBX Trust
Series 2024-NQM9, Class A1 6.03%, 01/25/2064*(4)	153,243	154,640
Series 2024-NQM7, Class A1 6.24%, 03/25/2064*(4)	171,162	172,994
Series 2023-NQM9, Class A2 7.51%, 10/25/2063*(4)	85,915	87,792
OBX Trust FRS
Series 2019-EXP3, Class 2A2 6.56%, (TSFR1M+1.21%), 10/25/2059*	7,596	7,653
Provident Funding Mtg. Trust VRS
Series 2019-1, Class B1 3.19%, 12/25/2049*(5)	160,672	135,990
SDR Commercial Mtg. Trust FRS
Series 2024-DSNY, Class A 6.72%, (TSFR1M+1.39%), 05/15/2039*	170,000	169,044
Sequoia Mtg. Trust VRS
Series 2018-CH3, Class A2 4.00%, 08/25/2048*(5)	1,058	1,027

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(5)	$ 18,151	$ 16,962
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(5)	61,762	60,367
Towd Point Mtg. Trust VRS
Series 2024-1, Class A1 4.41%, 03/25/2064*(5)	207,961	212,189
Series 2024-3, Class A1B 4.89%, 07/25/2065*(5)	100,000	98,853
Verus Securitization Trust VRS
Series 2019-INV3, Class A1 3.69%, 11/25/2059*(5)	11,530	11,269
Series 2024-INV1, Class A2 6.32%, 03/25/2069*	130,369	131,476
WB Commercial Mtg. Trust VRS
Series 2024-HQ, Class A 5.94%, 03/15/2040*(5)	100,000	101,105
		5,502,943
U.S. Government Agency — 0.4%
Connecticut Avenue Securities Trust FRS
Series 2023-R04, Class 1M1 7.65%, (SOFR30A+2.30%), 05/25/2043*	176,948	181,603
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K753, Class A2 4.40%, 10/25/2030	550,000	549,630
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K137, Class A2 2.35%, 11/25/2031(5)	940,000	819,687
Series K-150, Class A2 3.71%, 09/25/2032(5)	405,000	384,494
Series K-156, Class A2 4.43%, 02/25/2033(5)	315,000	314,144
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 6.20%, (SOFR30A+0.85%), 11/25/2041*	73,807	73,715
Series 2024-HQA1, Class A1 6.60%, (SOFR30A+1.25%), 03/25/2044*	209,395	209,854
Series 2024-DNA2, Class A1 6.60%, (SOFR30A+1.25%), 05/25/2044*	83,292	83,407
		2,616,534
Total Collateralized Mortgage Obligations (cost $8,285,057)		8,119,477
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 9.2%
U.S. Government — 9.2%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	1,934,600	1,233,454
1.25%, 05/15/2050	278,400	142,974
1.38%, 11/15/2040 to 08/15/2050	1,828,000	1,036,606
1.63%, 11/15/2050	340,000	192,552
1.75%, 08/15/2041	575,000	393,987
1.88%, 02/15/2041 to 11/15/2051	7,025,000	4,717,761
2.00%, 11/15/2041 to 08/15/2051	3,206,000	2,035,478
2.25%, 05/15/2041 to 02/15/2052	1,957,000	1,325,587
2.38%, 02/15/2042 to 05/15/2051	1,371,000	960,902
2.50%, 02/15/2045	195,000	143,881
2.75%, 08/15/2047	380,000	285,980
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
2.88%, 05/15/2043 to 05/15/2052	$ 1,315,000	$ 1,009,641
3.00%, 11/15/2044 to 08/15/2052	1,620,000	1,281,298
3.13%, 11/15/2041 to 05/15/2048	580,000	483,890
3.25%, 05/15/2042	350,000	300,371
3.38%, 08/15/2042 to 11/15/2048	652,500	612,997
3.63%, 02/15/2053 to 05/15/2053	2,981,500	2,619,806
3.88%, 08/15/2040 to 05/15/2043	3,230,000	3,024,359
4.00%, 11/15/2042 to 11/15/2052	2,450,400	2,321,930
4.13%, 08/15/2053	382,200	367,569
4.25%, 02/15/2054	490,000	481,884
4.38%, 08/15/2043	250,000	248,779
4.50%, 02/15/2044	2,035,000	2,055,350
4.63%, 05/15/2044 to 05/15/2054	2,115,000	2,196,964
4.75%, 11/15/2043 to 11/15/2053	1,525,000	1,615,066
United States Treasury Notes
0.38%, 01/31/2026	115,000	108,217
0.63%, 05/15/2030	175,000	145,086
0.75%, 08/31/2026(6)(7)	4,215,000	3,923,902
0.88%, 06/30/2026	975,000	914,367
1.25%, 08/15/2031	1,375,000	1,146,567
1.50%, 10/31/2024	80,000	79,247
1.88%, 02/28/2027	3,055,000	2,887,572
2.75%, 07/31/2027 to 08/15/2032	2,610,000	2,449,907
2.88%, 05/15/2032	460,000	425,428
3.38%, 05/15/2033	560,000	532,656
3.50%, 02/15/2033	115,000	110,571
3.63%, 05/31/2028	5,885,000	5,809,598
4.00%, 02/29/2028 to 02/15/2034	6,110,000	6,109,987
4.13%, 09/30/2027 to 11/15/2032	7,570,000	7,593,542
4.25%, 02/28/2029 to 06/30/2029	3,185,000	3,227,681
4.38%, 11/30/2028	1,495,000	1,519,761
4.50%, 05/31/2029	1,485,000	1,521,893
		69,595,048
U.S. Government Agency — 0.0%
Government National Mtg. Assoc.
3.00%, 01/20/2050 to 05/20/2050	12,717	11,267
3.50%, 09/20/2049 to 02/20/2050	11,608	10,803
		22,070
Total U.S. Government & Agency Obligations (cost $76,372,924)		69,617,118
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Regional(State/Province) — 0.1%
Province of Alberta Canada
4.50%, 01/24/2034	310,000	310,943
Province of British Columbia Canada
4.20%, 07/06/2033	230,000	225,662
Province of Manitoba Canada
4.30%, 07/27/2033	235,000	232,345
Province of New Brunswick, Canada
3.63%, 02/24/2028	25,000	24,313
		793,263
Sovereign — 0.1%
Republic of Panama
3.30%, 01/19/2033	350,000	278,887

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
United Mexican States
2.66%, 05/24/2031	$ 200,000	$ 167,949
3.50%, 02/12/2034	230,000	190,802
		637,638
Total Foreign Government Obligations (cost $1,576,221)		1,430,901
MUNICIPAL SECURITIES — 0.4%
California State University Revenue Bonds
2.80%, 11/01/2041	350,000	259,818
Central Texas Regional Mobility Authority Revenue Bonds
3.17%, 01/01/2041	200,000	160,038
Central Texas Turnpike System Revenue Bonds
3.03%, 08/15/2041	105,000	81,993
Chicago O'Hare International Airport Revenue Bonds
6.40%, 01/01/2040	50,000	56,040
City of Los Angeles Department of Airports Revenue Bonds
6.58%, 05/15/2039	235,000	255,462
City of Los Angeles Wastewater System Revenue Bonds
5.81%, 06/01/2040	245,000	260,064
County of Cook, IL General Obligation Bonds
6.23%, 11/15/2034	160,000	172,481
County of Miami-Dade, FL Transit System Revenue Bonds
5.62%, 07/01/2040	25,000	25,995
County of Washoe NV Revenue Bonds
7.97%, 02/01/2040	40,000	48,603
Dallas Fort Worth International Airport Revenue Bonds
2.84%, 11/01/2046	310,000	230,040
2.99%, 11/01/2038	60,000	51,053
3.09%, 11/01/2040	135,000	110,383
Denver City & County School District No 1 Certificate Participation
4.24%, 12/15/2037	25,000	23,926
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	145,000	119,560
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	80,000	60,370
Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	90,000	96,804
Los Angeles County Public Works Financing Authority Revenue Bonds
7.49%, 08/01/2033	50,000	55,059
Maryland Stadium Authority Revenue Bonds
2.36%, 05/01/2035	170,000	135,951
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
3.24%, 07/01/2052	265,000	179,031
Security Description	Shares or Principal Amount	Value

Metropolitan Transportation Authority Revenue Bonds
5.87%, 11/15/2039	$ 10,000	$ 10,323
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	50,000	52,747
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	45,000	50,651
New York State Dormitory Authority Revenue Bonds
4.85%, 07/01/2048	100,000	94,701
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	230,000	169,161
Rutgers The State University of New Jersey Revenue Bonds
5.67%, 05/01/2040	50,000	51,102
San Francisco City & County Airport Commission-San Francisco International Airport Revenue Bonds
3.35%, 05/01/2051	175,000	129,388
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	5,000	4,563
State of California General Obligation Bonds
7.63%, 03/01/2040	50,000	61,209
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	125,000	105,414
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3.92%, 12/31/2049	115,000	97,156
Utah Transit Authority Revenue Bonds
3.44%, 12/15/2042	130,000	104,458
Virginia Commonwealth University Health System Authority Revenue Bonds
4.96%, 01/01/2044	25,000	24,449
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039	100,000	85,175
Total Municipal Securities (cost $4,256,037)		3,423,168
ESCROWS AND LITIGATION TRUSTS — 0.0%
GCI Liberty, Inc.†(1) (cost $0)	936	0
Total Long-Term Investment Securities (cost $616,348,544)		737,867,248
SHORT-TERM INVESTMENTS — 2.0%
Unaffiliated Investment Companies — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(8)	15,154,801	15,154,801

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies (continued)
T. Rowe Price Treasury Reserve Fund 5.36%(8)	114	$ 114
Total Short-Term Investments (cost $15,154,915)		15,154,915
TOTAL INVESTMENTS (cost $631,503,459)(9)	99.9%	753,022,163
Other assets less liabilities	0.1	754,258
NET ASSETS	100.0%	$753,776,421
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price Asset Allocation Growth Portfolio has no right to demand registration of these securities. At July 31, 2024, the aggregate value of these securities was $19,560,384 representing 2.6% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	08/16/2021	11	$18,746
	11/04/2021	22	37,505
	12/17/2021	9	15,337
		42	71,588	$44,800	$1,066.66	0.0%
Gusto, Inc.	10/04/2021	775	22,311	14,407	18.59	0.0
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/2021	2	3,410	2,133	1,066.66	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Databricks, Inc. Series G	02/01/2021	300	$17,737	$24,131	$80.44	0.0%
Databricks, Inc. Series H	08/31/2021	858	63,049	69,013	80.44	0.0
Gusto, Inc. Series E	07/13/2021	1,028	31,246	19,111	18.59	0.0
				$173,595		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(4)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of July 31, 2024.
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	The rate shown is the 7-day yield as of July 31, 2024.
(9)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
FRS—Floating Rate Security
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 41	0.458%	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2028	$ 81,776	$26,796	$108,572
Centrally Cleared	CDX Investment Grade Index Series 42	0.517	1,100,000	USD	1,100,000	1.000	Quarterly	Jun 2029	21,916	1,507	23,423
					6,100,000				$103,692	$28,303	$131,995
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
47	Long	U.S. Treasury 5 Year Notes	September 2024	$5,005,925	$5,070,860	$64,935
3	Long	U.S. Treasury Ultra Bonds	September 2024	371,840	383,906	12,066
						$77,001
						Unrealized (Depreciation)
2	Short	U.S. Treasury Ultra 10 Year Notes	September 2024	$222,669	$231,157	$(8,488)
		Net Unrealized Appreciation (Depreciation)				$68,513
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$370,396	$797,510	$—	$1,167,906
Aerospace/Defense	11,971,275	1,931,301	—	13,902,576
Agriculture	1,659,384	559,317	—	2,218,701
Apparel	933,450	695,911	—	1,629,361
Auto Manufacturers	5,397,115	2,876,831	—	8,273,946
Auto Parts & Equipment	852,583	1,909,040	—	2,761,623
Banks	26,428,076	9,852,969	—	36,281,045
Beverages	7,004,451	1,832,940	—	8,837,391
Biotechnology	4,699,205	365,349	0	5,064,554
Chemicals	7,157,740	3,518,787	—	10,676,527
Commercial Services	8,448,434	2,325,718	14,407	10,788,559
Computer Graphics	—	—	44,800	44,800
Computers	26,979,097	890,103	—	27,869,200
Cosmetics/Personal Care	9,989,996	3,740,398	—	13,730,394
Distribution/Wholesale	1,495,836	2,157,483	—	3,653,319
Diversified Financial Services	22,560,202	946,050	—	23,506,252
Electric	8,498,157	2,858,261	—	11,356,418
Electrical Components & Equipment	2,045,485	1,765,107	—	3,810,592
Electronics	9,983,294	2,019,946	—	12,003,240
Engineering & Construction	606,723	557,611	—	1,164,334
Food	2,356,654	3,851,326	—	6,207,980
Food Service	68,129	1,306,830	—	1,374,959
Gas	1,500,267	1,661	—	1,501,928
Healthcare-Products	18,568,675	3,406,978	—	21,975,653
Healthcare-Services	16,234,665	803,388	—	17,038,053
Home Builders	828,160	475,632	—	1,303,792
Home Furnishings	9,621	1,596,426	—	1,606,047
Insurance	23,474,514	9,157,030	—	32,631,544
Internet	40,418,604	1,249,988	—	41,668,592
Leisure Time	630,298	713,134	—	1,343,432
Machinery-Construction & Mining	1,966,714	1,744,614	—	3,711,328
Machinery-Diversified	8,020,671	1,146,854	—	9,167,525
Metal Fabricate/Hardware	424,826	1,333,359	—	1,758,185
Mining	2,537,420	2,790,709	—	5,328,129
Miscellaneous Manufacturing	934,545	3,841,345	—	4,775,890
Oil & Gas	18,006,278	3,622,647	—	21,628,925

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Packaging & Containers	$827,213	$442,092	$—	$1,269,305
Pharmaceuticals	32,131,807	9,375,875	—	41,507,682
Private Equity	1,119,618	723,576	—	1,843,194
Real Estate	309,740	1,073,665	—	1,383,405
REITS	10,164,389	964,541	—	11,128,930
Retail	25,215,003	3,086,156	—	28,301,159
Semiconductors	44,545,325	8,978,797	—	53,524,122
Software	49,520,472	1,658,778	—	51,179,250
Telecommunications	5,121,112	3,189,966	—	8,311,078
Transportation	10,617,219	449,315	—	11,066,534
Other Industries	23,656,465	—	—	23,656,465
Convertible Preferred Stocks	—	—	114,388	114,388
Corporate Bonds & Notes	—	46,586,039	—	46,586,039
Asset Backed Securities	—	3,642,333	—	3,642,333
Collateralized Mortgage Obligations	—	8,119,477	—	8,119,477
U.S. Government & Agency Obligations	—	69,617,118	—	69,617,118
Foreign Government Obligations	—	1,430,901	—	1,430,901
Municipal Securities	—	3,423,168	—	3,423,168
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	15,154,915	—	—	15,154,915
Total Investments at Value	$511,444,218	$241,404,350	$173,595	$753,022,163
Other Financial Instruments:†
Swaps	$—	$28,303	$—	$28,303
Futures Contracts	77,001	—	—	77,001
Total Other Financial Instruments	$77,001	$28,303	$—	$105,304
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$8,488	$—	$—	$8,488
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.3%
Advertising — 0.1%
WPP PLC	164,998	$ 1,595,214
Aerospace/Defense — 1.1%
Boeing Co.†	6,447	1,228,798
General Dynamics Corp.	6,526	1,949,381
General Electric Co.	25,972	4,420,434
Howmet Aerospace, Inc.	2,996	286,717
L3Harris Technologies, Inc.	8,941	2,028,624
Lockheed Martin Corp.	175	94,836
Melrose Industries PLC	226,919	1,715,149
Northrop Grumman Corp.	1,286	622,836
RTX Corp.	2,795	328,385
Safran SA	10,270	2,252,051
TransDigm Group, Inc.	766	991,373
		15,918,584
Agriculture — 0.2%
Altria Group, Inc.	2,427	118,947
Farmer's Business Network, Inc.†(1)(2)	562	2,119
Philip Morris International, Inc.	9,221	1,061,890
Wilmar International, Ltd.	479,900	1,147,569
		2,330,525
Airlines — 0.0%
Southwest Airlines Co.	4,079	109,888
United Airlines Holdings, Inc.†	1,863	84,618
		194,506
Apparel — 0.1%
Kering SA	2,750	845,613
NIKE, Inc., Class B	3,570	267,250
Samsonite International SA*	212,100	612,185
		1,725,048
Auto Manufacturers — 1.0%
Cummins, Inc.	8,566	2,499,559
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	13,803	1,041,710
Ford Motor Co.	2,884	31,205
General Motors Co.	2,923	129,547
Honda Motor Co., Ltd.	51,600	552,802
Rivian Automotive, Inc., Class A†	2,092	34,330
Suzuki Motor Corp.	98,600	1,145,598
Tesla, Inc.†	26,287	6,100,424
Toyota Motor Corp.	154,000	2,997,691
		14,532,866
Auto Parts & Equipment — 0.3%
Autoliv, Inc. SDR	13,252	1,322,349
Denso Corp.	100,600	1,672,540
Dowlais Group PLC	327,020	268,065
Magna International, Inc.	25,526	1,132,589
Stanley Electric Co., Ltd.	28,700	568,101
		4,963,644
Banks — 3.4%
ANZ Group Holdings, Ltd.	55,854	1,062,857
Bank of America Corp.	136,873	5,517,351
Bank of New York Mellon Corp.	4,962	322,877
BNP Paribas SA	18,974	1,299,616
Citigroup, Inc.	42,527	2,759,152
DBS Group Holdings, Ltd.	47,910	1,313,654
DNB Bank ASA	137,284	2,834,488
East West Bancorp, Inc.	6,539	574,713
Fifth Third Bancorp	7,490	317,127
Security Description	Shares or Principal Amount	Value

Banks (continued)
Goldman Sachs Group, Inc.	6,716	$ 3,418,645
HDFC Bank, Ltd.	68,435	1,319,666
Huntington Bancshares, Inc.	55,802	834,240
ING Groep NV	171,158	3,103,241
Intesa Sanpaolo SpA	390,786	1,584,640
JPMorgan Chase & Co.	41,030	8,731,184
KeyCorp	48,467	781,773
Macquarie Group, Ltd.	9,095	1,249,779
Mitsubishi UFJ Financial Group, Inc.	192,100	2,232,370
Morgan Stanley	13,010	1,342,762
National Bank of Canada	28,398	2,375,259
PNC Financial Services Group, Inc.	3,349	606,504
Popular, Inc.	823	84,464
Standard Chartered PLC	147,915	1,453,305
Sumitomo Mitsui Trust Holdings, Inc.	32,700	824,874
Svenska Handelsbanken AB, Class A	129,090	1,299,643
Truist Financial Corp.	2,618	116,998
United Overseas Bank, Ltd.	80,000	1,932,764
Wells Fargo & Co.	29,782	1,767,264
Western Alliance Bancorp	1,218	98,000
		51,159,210
Beverages — 0.8%
Coca-Cola Co.	68,291	4,557,741
Constellation Brands, Inc., Class A	1,254	307,430
Diageo PLC	46,257	1,440,685
Heineken NV	19,964	1,771,073
Keurig Dr Pepper, Inc.	36,981	1,267,709
Kirin Holdings Co., Ltd.	39,900	566,136
Monster Beverage Corp.†	2,335	120,136
PepsiCo, Inc.	6,820	1,177,609
		11,208,519
Biotechnology — 0.3%
Amgen, Inc.	2,830	940,890
Argenx SE ADR†	2,298	1,185,469
Biogen, Inc.†	1,020	217,464
Genmab A/S†	2,681	758,126
Gilead Sciences, Inc.	3,327	253,052
Moderna, Inc.†	373	44,469
Regeneron Pharmaceuticals, Inc.†	446	481,319
Vertex Pharmaceuticals, Inc.†	1,472	729,700
		4,610,489
Building Materials — 0.2%
Carrier Global Corp.	5,211	354,921
Johnson Controls International PLC	2,705	193,516
Louisiana-Pacific Corp.	1,652	162,160
Martin Marietta Materials, Inc.	1,925	1,142,199
Owens Corning	268	49,950
Trane Technologies PLC	744	248,704
Vulcan Materials Co.	1,633	448,275
West Fraser Timber Co., Ltd. (NASDAQ)	2,459	218,089
West Fraser Timber Co., Ltd. (TSX)	1,845	163,606
		2,981,420
Chemicals — 1.1%
Air Liquide SA	13,613	2,480,992
Akzo Nobel NV	16,062	990,340
Asahi Kasei Corp.	100,700	729,715
BASF SE	22,244	1,037,306
CF Industries Holdings, Inc.	4,959	378,818
Covestro AG*†	17,505	1,031,402
H.B. Fuller Co.	1,255	108,181

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Huntsman Corp.	3,927	$ 93,973
International Flavors & Fragrances, Inc.	1,507	149,916
Johnson Matthey PLC	39,255	826,722
LG Chem, Ltd.	253	56,531
Linde PLC	10,163	4,608,921
Lotte Chemical Corp.	510	37,577
Mosaic Co.	38,379	1,142,543
RPM International, Inc.	1,541	187,170
Sherwin-Williams Co.	4,099	1,437,929
Shin-Etsu Chemical Co., Ltd.	5,900	263,610
Umicore SA	33,011	452,716
		16,014,362
Coal — 0.0%
Teck Resources, Ltd., Class B	10,195	499,657
Warrior Met Coal, Inc.	1,519	104,978
		604,635
Commercial Services — 0.8%
Adyen NV*†	674	824,942
Ashtead Group PLC	13,104	942,073
Booz Allen Hamilton Holding Corp.	427	61,193
Cintas Corp.	903	689,838
Colliers International Group, Inc.	708	95,346
Corpay, Inc.†	3,991	1,164,654
Edenred SE	7,123	296,086
Element Fleet Management Corp.	117,777	2,252,918
Equifax, Inc.	714	199,470
Global Payments, Inc.	2,989	303,802
Gusto, Inc.†(1)(2)	2,300	42,757
Moody's Corp.	775	353,772
Quanta Services, Inc.	422	111,990
Recruit Holdings Co., Ltd.	31,400	1,794,625
S&P Global, Inc.	2,849	1,380,996
TechnoPro Holdings, Inc.	46,500	898,787
Verisk Analytics, Inc.	981	256,777
		11,670,026
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	120	127,999
Computers — 2.4%
Accenture PLC, Class A	4,027	1,331,407
Apple, Inc.	141,044	31,323,051
Crowdstrike Holdings, Inc., Class A†	2,186	507,065
Fortinet, Inc.†	11,605	673,554
Gartner, Inc.†	136	68,162
International Business Machines Corp.	2,044	392,734
Nomura Research Institute, Ltd.	34,700	1,072,163
NTT Data Group Corp.	5,000	77,957
Pure Storage, Inc., Class A†	2,099	125,793
Teleperformance SE	5,470	699,715
Western Digital Corp.†	2,857	191,562
		36,463,163
Cosmetics/Personal Care — 1.4%
Colgate-Palmolive Co.	36,752	3,645,431
Kenvue, Inc.	282,649	5,226,180
L'Oreal SA	4,720	2,043,923
Procter & Gamble Co.	28,908	4,647,250
Puig Brands SA†	22,195	619,182
Unilever PLC	82,069	5,034,544
		21,216,510
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale — 0.4%
Bunzl PLC	33,074	$ 1,384,162
Copart, Inc.†	4,436	232,136
Ferguson PLC (NYSE)	4,195	934,017
Mitsubishi Corp.	55,000	1,142,715
SiteOne Landscape Supply, Inc.†	867	127,171
Sumitomo Corp.	76,000	1,911,193
		5,731,394
Diversified Financial Services — 1.9%
Ally Financial, Inc.	6,199	279,017
American Express Co.	14,054	3,556,224
Apollo Global Management, Inc.	1,433	179,569
Ares Management Corp., Class A	1,562	239,298
BlackRock, Inc.	405	354,983
Cboe Global Markets, Inc.	1,759	322,794
Charles Schwab Corp.	68,477	4,464,016
CME Group, Inc.	4,895	948,210
Discover Financial Services	1,531	220,449
Intercontinental Exchange, Inc.	3,021	457,863
Julius Baer Group, Ltd.	24,743	1,347,720
LPL Financial Holdings, Inc.	444	98,355
Mastercard, Inc., Class A	12,873	5,969,339
Mitsubishi HC Capital, Inc.	86,700	628,525
TPG, Inc.	2,604	132,778
Tradeweb Markets, Inc., Class A	2,159	241,117
Visa, Inc., Class A	32,054	8,515,786
Voya Financial, Inc.	4,504	327,576
		28,283,619
Electric — 1.1%
Ameren Corp.	26,897	2,132,125
CenterPoint Energy, Inc.	12,854	356,698
Constellation Energy Corp.	11,803	2,240,209
Dominion Energy, Inc.	5,376	287,401
Electric Power Development Co., Ltd.	53,700	886,587
Engie SA	177,309	2,786,746
Exelon Corp.	2,152	80,054
FirstEnergy Corp.	5,955	249,574
National Grid PLC	177,810	2,260,394
NextEra Energy, Inc.	24,474	1,869,569
PG&E Corp.	38,349	699,869
PPL Corp.	1,637	48,652
Southern Co.	6,063	506,382
Vistra Corp.	2,466	195,357
Xcel Energy, Inc.	39,638	2,310,103
		16,909,720
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	14,285	2,478,161
Emerson Electric Co.	1,271	148,847
Legrand SA	18,436	1,988,292
Schneider Electric SE	448	107,787
		4,723,087
Electronics — 0.9%
ABB, Ltd.	58,203	3,229,982
Amphenol Corp., Class A	25,421	1,633,553
Honeywell International, Inc.	9,462	1,937,344
Hubbell, Inc.	943	373,098
Keysight Technologies, Inc.†	16,680	2,328,028
Mettler-Toledo International, Inc.†	164	249,449
Murata Manufacturing Co., Ltd.	44,600	986,367

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Sensata Technologies Holding PLC	1,562	$ 60,902
TE Connectivity, Ltd.	21,311	3,288,927
		14,087,650
Engineering & Construction — 0.1%
Cellnex Telecom SA*	2,263	78,770
Worley, Ltd.	114,889	1,146,672
		1,225,442
Environmental Control — 0.1%
ARE Holdings, Inc.	1,400	19,131
Republic Services, Inc.	6,723	1,306,413
Veralto Corp.	1,303	138,848
Waste Connections, Inc.	1,593	283,188
Waste Management, Inc.	864	175,098
		1,922,678
Exchange-Traded Funds — 0.0%
Sprott Physical Uranium Trust†	2,500	46,989
Food — 0.7%
Barry Callebaut AG	305	491,913
General Mills, Inc.	597	40,083
Mondelez International, Inc., Class A	24,588	1,680,590
Nestle SA	56,761	5,761,851
Seven & i Holdings Co., Ltd.	139,900	1,681,495
Sysco Corp.	1,330	101,944
Tyson Foods, Inc., Class A	1,248	76,003
		9,833,879
Food Service — 0.2%
Compass Group PLC	88,486	2,723,608
Forest Products & Paper — 0.2%
International Paper Co.	48,421	2,250,608
Gas — 0.1%
Atmos Energy Corp.	7,720	987,234
Beijing Enterprises Holdings, Ltd.	1,000	3,321
NiSource, Inc.	7,724	241,375
		1,231,930
Hand/Machine Tools — 0.1%
Stanley Black & Decker, Inc.	7,226	763,210
Healthcare-Products — 1.8%
Abbott Laboratories	3,634	384,986
Alcon, Inc.	12,475	1,180,201
Boston Scientific Corp.†	5,370	396,736
Danaher Corp.	15,553	4,309,425
Edwards Lifesciences Corp.†	5,049	318,339
Elekta AB, Series B	100,682	632,572
EssilorLuxottica SA	6,205	1,416,628
GE HealthCare Technologies, Inc.	9,456	800,261
Hologic, Inc.†	10,665	870,371
IDEXX Laboratories, Inc.†	232	110,460
Intuitive Surgical, Inc.†	8,164	3,629,796
Koninklijke Philips NV†	63,721	1,796,512
Medtronic PLC	2,792	224,253
Repligen Corp.†	1,328	222,241
Revvity, Inc.	12,923	1,623,258
Siemens Healthineers AG*	36,171	1,941,931
Stryker Corp.	5,110	1,673,270
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Thermo Fisher Scientific, Inc.	8,654	$ 5,307,844
Zimmer Biomet Holdings, Inc.	4,114	458,094
		27,297,178
Healthcare-Services — 1.6%
Charles River Laboratories International, Inc.†	230	56,143
Elevance Health, Inc.	12,229	6,506,195
Evotec SE†	28,651	270,269
Fresenius SE & Co. KGaA†	38,079	1,366,357
HCA Healthcare, Inc.	2,970	1,078,258
Humana, Inc.	2,542	919,213
ICON PLC†	477	156,666
IQVIA Holdings, Inc.†	297	73,130
Molina Healthcare, Inc.†	549	187,357
Tenet Healthcare Corp.†	15,457	2,313,913
UnitedHealth Group, Inc.	17,761	10,233,178
		23,160,679
Home Builders — 0.1%
NVR, Inc.†	59	507,841
Persimmon PLC	55,799	1,136,218
WHA Corp. PCL	447,300	65,881
		1,709,940
Home Furnishings — 0.2%
Panasonic Holdings Corp.	131,500	1,051,291
Sony Group Corp.	26,000	2,313,292
		3,364,583
Household Products/Wares — 0.0%
Kimberly-Clark Corp.	1,312	177,186
Insurance — 3.1%
AIA Group, Ltd.	201,200	1,340,964
Allstate Corp.	14,214	2,432,300
AXA SA	105,999	3,717,679
Axis Capital Holdings, Ltd.	1,406	106,505
Berkshire Hathaway, Inc., Class B†	22,075	9,679,888
Challenger, Ltd.	100,997	466,812
Chubb, Ltd.	15,988	4,407,252
Definity Financial Corp.	19,925	693,006
Equitable Holdings, Inc.	4,179	182,246
Hartford Financial Services Group, Inc.	5,137	569,796
Mandatum Oyj	47,335	219,048
Marsh & McLennan Cos., Inc.	6,291	1,400,188
MetLife, Inc.	30,666	2,356,682
Muenchener Rueckversicherungs-Gesellschaft AG	8,691	4,281,831
Progressive Corp.	5,093	1,090,513
RenaissanceRe Holdings, Ltd.	1,480	343,227
Sampo Oyj, Class A	42,253	1,851,096
Storebrand ASA	143,399	1,438,194
Sun Life Financial, Inc.	35,106	1,742,777
Tokio Marine Holdings, Inc.	80,500	3,199,987
Travelers Cos., Inc.	8,248	1,785,197
Zurich Insurance Group AG	4,326	2,378,884
		45,684,072
Internet — 5.0%
Airbnb, Inc., Class A†	1,948	271,863
Alibaba Group Holding, Ltd. ADR	4,624	364,602
Alphabet, Inc., Class A	32,826	5,630,972
Alphabet, Inc., Class C	93,672	16,219,307
Amazon.com, Inc.†	122,076	22,825,771
Booking Holdings, Inc.	789	2,931,143

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
CyberAgent, Inc.	107,000	$ 694,555
DoorDash, Inc., Class A†	4,496	497,797
Gen Digital, Inc.	15,887	412,903
LY Corp.	214,100	532,377
Meta Platforms, Inc., Class A	31,286	14,855,531
NAVER Corp.	6,960	879,712
Netflix, Inc.†	7,432	4,669,897
Palo Alto Networks, Inc.†	583	189,318
Sea, Ltd. ADR†	6,818	447,943
Shopify, Inc., Class A†	16,415	1,004,598
Tencent Holdings, Ltd.	10,400	480,185
Uber Technologies, Inc.†	12,568	810,259
		73,718,733
Investment Companies — 0.0%
Yellow Cake PLC*†	6,563	46,918
Iron/Steel — 0.3%
ArcelorMittal SA	6,074	137,127
BlueScope Steel, Ltd.	2,936	42,250
Champion Iron, Ltd. (ASX)	20,143	81,938
Champion Iron, Ltd. (TSX)	4,598	19,349
China Steel Corp.	69,000	48,858
Cleveland-Cliffs, Inc.†	5,206	79,912
Commercial Metals Co.	1,444	86,784
Fortescue, Ltd.	4,867	60,543
JFE Holdings, Inc.	4,800	70,544
JSW Steel, Ltd.	6,307	70,517
Nippon Steel Corp.	13,800	301,963
Nucor Corp.	5,058	824,151
POSCO Holdings, Inc.	211	54,228
Reliance, Inc.	1,803	549,122
Steel Dynamics, Inc.	7,269	968,376
Tata Steel, Ltd.	79,624	157,836
Vale SA ADR	56,891	617,267
		4,170,765
Leisure Time — 0.2%
Amadeus IT Group SA	21,948	1,443,101
Norwegian Cruise Line Holdings, Ltd.†	27,176	500,853
Royal Caribbean Cruises, Ltd.†	2,058	322,530
		2,266,484
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	6,164	1,323,226
InterContinental Hotels Group PLC	511	51,455
Kyoritsu Maintenance Co., Ltd.	2,200	42,636
Las Vegas Sands Corp.	5,890	233,656
Marriott International, Inc., Class A	1,951	443,463
Wynn Resorts, Ltd.	1,895	156,944
		2,251,380
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	722	249,956
GE Vernova, Inc.†	7,447	1,327,353
Mitsubishi Electric Corp.	125,800	2,111,746
Sandvik AB	69,564	1,421,401
Vertiv Holdings Co., Class A	926	72,876
		5,183,332
Machinery-Diversified — 0.8%
Deere & Co.	4,480	1,666,470
Dover Corp.	6,934	1,277,659
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Esab Corp.	903	$ 91,745
IDEX Corp.	2,396	499,518
Ingersoll Rand, Inc.	2,812	282,325
KION Group AG	18,801	744,780
Omron Corp.	13,100	483,129
Rockwell Automation, Inc.	9,014	2,511,751
SMC Corp.	1,100	537,700
THK Co., Ltd.	28,400	537,705
Westinghouse Air Brake Technologies Corp.	16,628	2,679,602
Xylem, Inc.	284	37,914
		11,350,298
Media — 0.2%
Comcast Corp., Class A	54,100	2,232,707
FactSet Research Systems, Inc.	92	38,004
Walt Disney Co.	3,010	282,007
		2,552,718
Metal Fabricate/Hardware — 0.2%
Prysmian SpA	40,395	2,775,770
Tenaris SA ADR	3,103	98,800
		2,874,570
Mining — 1.6%
Adriatic Metals PLC†	37,420	78,701
Agnico Eagle Mines, Ltd. (NYSE)	3,550	273,954
Agnico Eagle Mines, Ltd. (TSX)	6,367	491,273
Alamos Gold, Inc.	8,310	141,519
Alamos Gold, Inc.†(2)	1,102	17,842
Alamos Gold, Inc., Class A	17,335	295,435
Alcoa Corp.	796	26,300
Alrosa PJSC†(1)(2)	121,860	0
Aluminium Bahrain BSC	21,666	61,588
Aluminum Corp. of China, Ltd.	68,000	38,120
Amman Mineral Internasional PT†	90,200	65,577
Anglo American Platinum, Ltd.	2,961	114,833
Anglo American PLC	23,524	707,533
Anglogold Ashanti PLC (JSE)	7,808	224,949
Anglogold Ashanti PLC (NYSE)	3,387	95,107
Antofagasta PLC	68,747	1,776,791
Aya Gold & Silver, Inc.†	8,871	100,105
Barrick Gold Corp.	14,041	259,899
BHP Group, Ltd. (ASX)	99,387	2,759,404
BHP Group, Ltd. (LSE)	48,484	1,339,437
Boliden AB	3,098	94,141
Cameco Corp.	6,103	277,625
Capricorn Metals, Ltd.†	46,407	163,336
Centamin PLC	58,916	96,431
China Hongqiao Group, Ltd.	28,500	35,660
CMOC Group, Ltd.	48,000	38,414
ERO Copper Corp.†	16,996	332,374
Filo Corp.†	4,919	113,832
First Quantum Minerals, Ltd.	9,281	113,605
Foran Mining Corp.	25,427	71,457
Franco-Nevada Corp. (NYSE)	7,135	920,130
Franco-Nevada Corp. (TSX)	6,646	856,449
Freeport-McMoRan, Inc.	57,515	2,611,756
G Mining Ventures Corp.†	15,103	105,999
Glencore PLC	120,597	667,660
Gold Fields, Ltd.	11,519	199,248
Grupo Mexico SAB de CV, Class B	49,834	280,264
Harmony Gold Mining Co., Ltd.	9,451	92,478
Hindalco Industries, Ltd.	8,861	71,272
IGO, Ltd.	120,891	438,951

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
Impala Platinum Holdings, Ltd.	38,922	$ 198,415
Industrias Penoles SAB de CV†	6,248	91,317
Ivanhoe Electric, Inc.†	12,875	127,720
Ivanhoe Mines, Ltd.†	24,627	321,962
Kinross Gold Corp.	14,079	127,556
Lundin Gold, Inc.	9,005	155,883
MMC Norilsk Nickel PJSC Series E†(1)(2)	47,000	0
MP Materials Corp.†	6,018	81,363
NAC Kazatomprom JSC GDR	4,208	159,868
New Gold, Inc.†	20,609	47,617
Newmont Corp.(ASX)	5,605	273,589
Newmont Corp.(NYSE)	8,415	412,924
NGEx Minerals, Ltd.†	12,284	81,588
Norsk Hydro ASA	13,170	72,859
Northam Platinum Holdings, Ltd.	24,561	192,119
Northern Star Resources, Ltd.	32,925	306,025
Osisko Gold Royalties, Ltd.	13,222	231,851
Osisko Mining, Inc.†	68,078	161,239
Pilbara Minerals, Ltd.	361,408	697,760
Polyus PJSC Series E†(1)(2)	428	0
Predictive Discovery, Ltd.†	332,166	39,179
Red 5, Ltd.†	275,164	70,849
Rio Tinto PLC	4,088	264,670
Royal Gold, Inc.	1,241	171,407
Sibanye Stillwater, Ltd.	84,581	95,489
Skeena Resources, Ltd.†	14,571	94,878
Snowline Gold Corp.†(2)	354	1,062
Snowline Gold Corp. (TSX)	11,999	37,892
South32, Ltd.	277,346	556,974
Southern Copper Corp.	6,126	653,093
Wesdome Gold Mines, Ltd.†	25,440	244,883
Wheaton Precious Metals Corp. (NYSE)	15,417	921,320
Wheaton Precious Metals Corp. (TSX)	12,638	755,635
Zijin Mining Group Co., Ltd.	82,000	167,621
		24,266,056
Miscellaneous Manufacturing — 0.5%
Largan Precision Co., Ltd.	5,000	435,771
Siemens AG	39,856	7,305,844
Teledyne Technologies, Inc.†	761	321,036
		8,062,651
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	884	310,452
Oil & Gas — 2.6%
BP PLC ADR	11,064	391,555
Canadian Natural Resources, Ltd.	12,164	431,883
Chesapeake Energy Corp.	2,860	218,304
Chevron Corp.	25,038	4,017,848
ConocoPhillips	45,844	5,097,853
DCC PLC	15,430	1,062,184
Devon Energy Corp.	2,988	140,526
Diamondback Energy, Inc.	9,191	1,859,431
EOG Resources, Inc.	6,762	857,422
EQT Corp.	64,187	2,215,093
Equinor ASA	107,454	2,848,105
Exxon Mobil Corp.	54,416	6,453,193
Galp Energia SGPS SA	11,094	233,594
Hess Corp.	2,382	365,446
Kosmos Energy, Ltd.†	21,179	117,120
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Marathon Petroleum Corp.	5,361	$ 949,004
Noble Corp. PLC	2,799	132,169
OMV AG	2,860	119,864
Permian Resources Corp.	6,800	104,312
Phillips 66	1,802	262,155
Range Resources Corp.	75,494	2,357,678
Seadrill, Ltd.†	1,964	108,040
Shell PLC	17,315	631,531
Shell PLC ADR	34,898	2,555,231
Southwestern Energy Co.†	24,953	160,947
Suncor Energy, Inc. (NYSE)	2,407	96,087
Suncor Energy, Inc. (TSX)	8,497	339,351
TotalEnergies SE	64,123	4,324,584
Valero Energy Corp.	3,113	503,434
Viper Energy, Inc.	1,108	47,278
Weatherford International PLC†	842	99,238
		39,100,460
Oil & Gas Services — 0.4%
Atlas Energy Solutions, Inc.	3,819	81,116
Baker Hughes Co.	5,806	224,808
Expro Group Holdings NV†	4,263	98,987
Halliburton Co.	55,323	1,918,602
Schlumberger NV	82,417	3,979,917
TechnipFMC PLC	9,429	278,155
		6,581,585
Packaging & Containers — 0.1%
Ball Corp.	6,095	389,044
Packaging Corp. of America	1,949	389,546
Stora Enso Oyj, Class R	71,018	887,006
		1,665,596
Pharmaceuticals — 3.9%
AbbVie, Inc.	6,538	1,211,622
Astellas Pharma, Inc.	138,200	1,613,881
AstraZeneca PLC ADR	104,577	8,277,270
Bayer AG	27,754	825,330
Becton Dickinson & Co.	6,457	1,556,524
Bristol-Myers Squibb Co.	14,012	666,411
Cencora, Inc.	14,147	3,365,288
Chugai Pharmaceutical Co., Ltd.	27,400	1,198,901
Cigna Group	6,210	2,165,241
CVS Health Corp.	1,401	84,522
Dexcom, Inc.†	3,445	233,640
Eli Lilly & Co.	11,948	9,609,418
GSK PLC ADR	14,165	549,177
Johnson & Johnson	39,033	6,161,359
McKesson Corp.	745	459,680
Merck & Co., Inc.	24,882	2,814,901
Novartis AG	33,693	3,777,132
Novo Nordisk A/S ADR	1,549	205,444
Novo Nordisk A/S, Class B	31,922	4,229,776
Pfizer, Inc.	13,773	420,627
Roche Holding AG	11,258	3,646,441
Sanofi ADR	2,017	104,501
Sanofi SA	34,816	3,580,517
Shionogi & Co., Ltd.	12,300	541,154
Viatris, Inc.	13,963	168,394
Zoetis, Inc.	5,005	901,100
		58,368,251
Pipelines — 0.2%
Enbridge, Inc.	10,992	411,321

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pipelines (continued)
Kinder Morgan, Inc.	17,266	$ 364,831
Targa Resources Corp.	4,201	568,311
Williams Cos., Inc.	32,314	1,387,563
		2,732,026
Private Equity — 0.2%
Blackstone, Inc.	1,049	149,115
Bridgepoint Group PLC*	198,689	746,889
Brookfield Corp.	33,748	1,645,785
CVC Capital Partners PLC*†	42,052	789,724
KKR & Co., Inc.	3,262	402,694
		3,734,207
Real Estate — 0.3%
CBRE Group, Inc., Class A†	1,839	207,274
CoStar Group, Inc.†	1,259	98,227
Emerald Resources NL†	89,844	219,490
Kerry Properties, Ltd.	28,500	48,510
LEG Immobilien SE	2,451	214,380
Mitsubishi Estate Co., Ltd.	18,400	312,677
Mitsui Fudosan Co., Ltd.	251,500	2,603,922
Shurgard Self Storage, Ltd.	4,191	163,998
StorageVault Canada, Inc.	21,775	73,969
Sun Hung Kai Properties, Ltd.	26,000	226,269
Wharf Real Estate Investment Co., Ltd.	637	1,571
		4,170,287
REITS — 2.2%
Acadia Realty Trust	19,785	428,147
Alexandria Real Estate Equities, Inc.	996	116,821
American Homes 4 Rent, Class A	19,838	715,953
American Tower Corp.	7,606	1,676,362
Apple Hospitality REIT, Inc.	14,673	217,014
AvalonBay Communities, Inc.	4,769	977,263
Big Yellow Group PLC	7,163	111,597
Boardwalk Real Estate Investment Trust	2,272	128,357
Camden Property Trust	2,748	304,341
Canadian Apartment Properties REIT	2,528	87,889
CapitaLand Integrated Commercial Trust	113,400	176,958
Comforia Residential REIT, Inc.	61	126,603
Crown Castle, Inc.	3,207	353,027
CubeSmart	12,248	582,760
Derwent London PLC	2,678	79,136
Digital Core REIT Management Pte, Ltd.	92,200	52,519
Douglas Emmett, Inc.	8,844	142,300
EastGroup Properties, Inc.	2,045	382,395
Equinix, Inc.	2,840	2,244,282
Equity LifeStyle Properties, Inc.	23,141	1,589,324
Equity Residential	10,246	713,429
Essex Property Trust, Inc.	3,848	1,071,129
Extra Space Storage, Inc.	1,678	267,842
Federal Realty Investment Trust	477	53,257
Gaming & Leisure Properties, Inc.	8,130	408,126
Gecina SA	1,353	133,725
Goodman Group	17,945	415,219
Great Portland Estates PLC	120,865	541,901
Healthcare Realty Trust, Inc.	6,188	109,466
Host Hotels & Resorts, Inc.	1,936	33,899
Invincible Investment Corp.	471	214,335
Japan Metropolitan Fund Investment Corp.	84	52,232
Kilroy Realty Corp.	7,606	281,194
Kimco Realty Corp.	11,367	247,005
Lineage, Inc.†	1,288	113,189
Security Description	Shares or Principal Amount	Value

REITS (continued)
Mapletree Industrial Trust	67,700	$ 117,122
Mitsui Fudosan Logistics Park, Inc.	36	101,425
Nexus Select Trust	40,254	73,843
Pebblebrook Hotel Trust	6,826	93,448
Prologis, Inc.	25,499	3,214,149
Public Storage	11,170	3,305,426
Rayonier, Inc.	4,716	143,036
Regency Centers Corp.	13,749	925,858
Rexford Industrial Realty, Inc.	21,911	1,097,960
SBA Communications Corp.	1,756	385,512
Scentre Group	724,848	1,653,873
Segro PLC	25,365	299,075
Simon Property Group, Inc.	7,299	1,119,959
SL Green Realty Corp.	1,343	89,498
Sun Communities, Inc.	5,020	636,185
Terreno Realty Corp.	8,547	584,700
UNITE Group PLC	8,768	107,573
Ventas, Inc.	11,647	634,063
Warehouses De Pauw CVA	6,570	178,200
Welltower, Inc.	13,610	1,514,112
Weyerhaeuser Co.	49,209	1,562,878
		32,986,891
Retail — 2.1%
AutoZone, Inc.†	651	2,040,032
Bath & Body Works, Inc.	1,559	57,293
Burlington Stores, Inc.†	779	202,789
Carvana Co.†	14,163	1,886,937
Chipotle Mexican Grill, Inc.†	42,960	2,333,587
Cie Financiere Richemont SA, Class A	8,544	1,301,379
Costco Wholesale Corp.	1,876	1,542,072
Dollar General Corp.	9,179	1,105,060
Dollar Tree, Inc.†	11,434	1,193,024
Domino's Pizza, Inc.	636	272,653
Home Depot, Inc.	7,770	2,860,603
Kingfisher PLC	485,701	1,728,334
Lowe's Cos., Inc.	2,236	548,960
Lululemon Athletica, Inc.†	1,061	274,438
McDonald's Corp.	11,821	3,137,294
Moncler SpA	20,928	1,246,810
Next PLC	14,527	1,697,046
O'Reilly Automotive, Inc.†	330	371,692
Ross Stores, Inc.	8,935	1,279,760
Target Corp.	2,257	339,476
TJX Cos., Inc.	10,868	1,228,301
Tractor Supply Co.	1,791	471,606
Ulta Beauty, Inc.†	227	82,830
Walmart, Inc.	59,958	4,115,517
Welcia Holdings Co., Ltd.	18,800	252,323
Wingstop, Inc.	487	182,080
Yum! Brands, Inc.	1,260	167,366
		31,919,262
Semiconductors — 5.8%
Advanced Micro Devices, Inc.†	18,088	2,613,354
Analog Devices, Inc.	9,335	2,159,932
Applied Materials, Inc.	4,863	1,031,929
ASML Holding NV (NASDAQ)	2,195	2,056,056
ASML Holding NV (XAMS)	5,721	5,255,320
Broadcom, Inc.	51,310	8,244,491
Entegris, Inc.	2,095	247,818
Hamamatsu Photonics KK	22,200	639,968
Intel Corp.	39,604	1,217,427

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
KLA Corp.	1,154	$ 949,823
Lam Research Corp.	2,043	1,882,093
Microchip Technology, Inc.	949	84,252
Micron Technology, Inc.	8,629	947,637
Monolithic Power Systems, Inc.	1,642	1,417,194
NVIDIA Corp.	290,821	34,031,873
NXP Semiconductors NV	12,546	3,301,605
ON Semiconductor Corp.†	1,310	102,508
QUALCOMM, Inc.	9,498	1,718,663
Renesas Electronics Corp.	58,300	1,030,052
Samsung Electronics Co., Ltd.	54,514	3,351,757
Taiwan Semiconductor Manufacturing Co., Ltd.	222,000	6,381,203
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,654	771,633
Teradyne, Inc.	508	66,629
Texas Instruments, Inc.	21,366	4,354,604
Tokyo Electron, Ltd.	9,300	1,877,781
		85,735,602
Software — 4.3%
Adobe, Inc.†	2,351	1,296,929
Atlassian Corp., Class A†	2,418	426,946
Autodesk, Inc.†	1,603	396,775
BILL Holdings, Inc.†	3,729	186,301
Broadridge Financial Solutions, Inc.	636	136,104
Cadence Design Systems, Inc.†	1,508	403,631
Confluent, Inc., Class A†	6,405	160,253
Datadog, Inc., Class A†	2,445	284,696
Descartes Systems Group, Inc.†	1,171	119,032
Dynatrace, Inc.†	3,060	134,395
Electronic Arts, Inc.	556	83,923
Fair Isaac Corp.†	170	272,000
Fiserv, Inc.†	30,266	4,950,610
Intuit, Inc.	3,589	2,323,339
Microsoft Corp.	91,220	38,161,887
MongoDB, Inc.†	2,069	522,133
MSCI, Inc.	439	237,394
Oracle Corp.	5,468	762,513
Roper Technologies, Inc.	2,992	1,629,892
Salesforce, Inc.	6,193	1,602,748
SAP SE	16,093	3,395,409
ServiceNow, Inc.†	4,631	3,771,440
Snowflake, Inc., Class A†	1,702	221,907
Synopsys, Inc.†	4,462	2,491,224
Workday, Inc., Class A†	387	87,895
		64,059,376
Telecommunications — 0.9%
Arista Networks, Inc.†	719	249,169
BT Group PLC	804,423	1,458,418
Cisco Systems, Inc.	12,359	598,794
KT Corp.	36,127	1,046,100
Nippon Telegraph & Telephone Corp.	2,452,800	2,616,348
Telefonaktiebolaget LM Ericsson, Class B	205,350	1,405,327
T-Mobile US, Inc.	30,280	5,519,438
Verizon Communications, Inc.	2,354	95,384
		12,988,978
Transportation — 0.9%
Canadian National Railway Co.	1,716	198,627
Central Japan Railway Co.	39,600	936,466
CSX Corp.	99,760	3,501,576
FedEx Corp.	5,900	1,783,275
JB Hunt Transport Services, Inc.	533	92,289
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Norfolk Southern Corp.	9,969	$ 2,487,864
Old Dominion Freight Line, Inc.	11,594	2,436,827
Saia, Inc.†	582	243,189
Union Pacific Corp.	8,771	2,164,069
		13,844,182
Total Common Stocks (cost $678,790,957)		883,385,232
PREFERRED STOCKS — 0.0%
Diversified Financial Services — 0.0%
Osaic Financial Services, Inc. 6.50% (cost $397,838)	22,999	464,292
CONVERTIBLE PREFERRED STOCKS — 0.1%
Agriculture — 0.0%
Farmer's Business Network, Inc. Series D†(1)(2)	1	4
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	3,216	59,785
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	8	8,533
Mining — 0.0%
Lilac Solutions, Inc. Series B†(1)(2)	4,155	40,761
Software — 0.1%
Databricks, Inc. Series G†(1)(2)	1,206	97,004
Databricks, Inc. Series H†(1)(2)	2,613	210,177
KoBold Metals Co. Series B-1†(1)(2)	3,900	286,104
		593,285
Total Convertible Preferred Stocks (cost $536,172)		702,368
CORPORATE BONDS & NOTES — 11.5%
Advertising — 0.1%
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/2026	$ 40,000	39,078
3.65%, 11/01/2024	75,000	74,612
Outfront Media Capital LLC/Outfront Media Capital Corp.
7.38%, 02/15/2031*	765,000	801,332
WPP Finance 2010
3.75%, 09/19/2024	100,000	99,694
		1,014,716
Aerospace/Defense — 0.2%
AAR Escrow Issuer LLC
6.75%, 03/15/2029*	630,000	643,979
Bombardier, Inc.
7.25%, 07/01/2031*	615,000	633,118
Lockheed Martin Corp.
3.55%, 01/15/2026	200,000	196,727
4.50%, 05/15/2036	200,000	193,806
TransDigm, Inc.
6.75%, 08/15/2028*	615,000	626,822
		2,294,452

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Agriculture — 0.0%
Altria Group, Inc.
2.35%, 05/06/2025	$ 140,000	$ 136,788
BAT Capital Corp.
5.83%, 02/20/2031	245,000	254,161
		390,949
Airlines — 0.2%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	532,439	487,134
4.95%, 08/15/2026	203,166	201,492
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.75%, 04/20/2029*	635,000	620,524
United Airlines Pass-Through Trust
3.10%, 04/07/2030	259,912	235,832
4.15%, 02/25/2033	278,014	265,057
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9.50%, 06/01/2028*	650,000	581,721
		2,391,760
Auto Manufacturers — 0.4%
Aston Martin Capital Holdings, Ltd.
10.00%, 03/31/2029*	620,000	622,499
Cummins, Inc.
4.90%, 02/20/2029	95,000	96,567
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	650,000	630,539
Ford Motor Credit Co. LLC
7.12%, 11/07/2033	200,000	213,576
General Motors Co.
4.00%, 04/01/2025	550,000	544,628
General Motors Financial Co., Inc.
5.55%, 07/15/2029	120,000	122,314
Hyundai Capital America
1.65%, 09/17/2026*	1,145,000	1,067,980
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2026*	475,000	474,581
PACCAR Financial Corp.
5.00%, 05/13/2027	435,000	441,343
5.20%, 11/09/2026	880,000	893,284
Toyota Motor Credit Corp.
4.80%, 01/05/2026	890,000	891,394
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	455,000	447,810
		6,446,515
Auto Parts & Equipment — 0.1%
Adient Global Holdings, Ltd.
8.25%, 04/15/2031*	485,000	509,918
Clarios Global LP/Clarios US Finance Co.
8.50%, 05/15/2027*	620,000	624,629
		1,134,547
Banks — 1.7%
ABN AMRO Bank NV
4.75%, 07/28/2025*	500,000	495,334
Banco Santander Chile
2.70%, 01/10/2025*	409,000	403,905
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/2025*	355,000	353,810
Banco Santander SA
3.49%, 05/28/2030	200,000	183,973
Security Description	Shares or Principal Amount	Value

Banks (continued)
Bank of America Corp.
2.30%, 07/21/2032	$ 665,000	$ 558,289
2.59%, 04/29/2031	405,000	357,914
2.68%, 06/19/2041	960,000	687,884
3.37%, 01/23/2026	800,000	791,939
3.50%, 04/19/2026	150,000	146,835
4.45%, 03/03/2026	350,000	347,031
Bank of New York Mellon Corp.
6.47%, 10/25/2034	590,000	650,005
Barclays PLC
2.85%, 05/07/2026	830,000	813,686
5.67%, 03/12/2028	200,000	202,680
BNP Paribas SA
2.22%, 06/09/2026*	435,000	423,289
5.50%, 05/20/2030*	545,000	552,658
BPCE SA
4.50%, 03/15/2025*	300,000	297,228
4.88%, 04/01/2026*	400,000	396,056
Citigroup, Inc.
3.89%, 01/10/2028	505,000	492,722
4.60%, 03/09/2026	175,000	173,730
6.17%, 05/25/2034	205,000	212,812
Danske Bank A/S
3.24%, 12/20/2025*	476,000	471,439
5.71%, 03/01/2030*	200,000	204,532
Fifth Third Bancorp
6.34%, 07/27/2029	145,000	151,121
Goldman Sachs Group, Inc.
2.65%, 10/21/2032	745,000	634,441
2.91%, 07/21/2042	505,000	365,406
3.75%, 05/22/2025	125,000	123,485
3.80%, 03/15/2030	705,000	671,951
HSBC Holdings PLC
4.38%, 11/23/2026	500,000	492,387
5.72%, 03/04/2035	410,000	421,933
JPMorgan Chase & Co.
2.96%, 05/13/2031	355,000	317,779
3.20%, 06/15/2026	200,000	194,511
3.78%, 02/01/2028	445,000	433,844
3.90%, 01/23/2049	525,000	427,105
4.25%, 10/01/2027	25,000	24,766
Lloyds Banking Group PLC
5.46%, 01/05/2028	310,000	313,086
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	800,000	785,775
Morgan Stanley
3.13%, 07/27/2026	550,000	532,631
3.22%, 04/22/2042	970,000	746,411
4.30%, 01/27/2045	25,000	22,002
5.66%, 04/18/2030	855,000	881,953
National Securities Clearing Corp.
1.50%, 04/23/2025*	1,200,000	1,168,625
Santander Holdings USA, Inc.
2.49%, 01/06/2028	535,000	498,618
6.34%, 05/31/2035	215,000	220,291
Santander UK Group Holdings PLC
2.47%, 01/11/2028	485,000	453,798
Skandinaviska Enskilda Banken AB
5.13%, 03/05/2027*	845,000	854,588
Standard Chartered PLC
2.61%, 01/12/2028*	545,000	511,914
5.69%, 05/14/2028*	200,000	202,717

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
State Street Corp.
5.16%, 05/18/2034	$ 585,000	$ 592,615
Toronto-Dominion Bank
4.99%, 04/05/2029	835,000	843,833
UBS Group AG
1.36%, 01/30/2027*	340,000	320,752
2.59%, 09/11/2025*	660,000	657,744
Wells Fargo & Co.
2.39%, 06/02/2028	335,000	312,808
3.07%, 04/30/2041	720,000	543,533
5.56%, 07/25/2034	450,000	460,077
6.30%, 10/23/2029	560,000	589,612
		24,989,863
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 01/23/2049	650,000	668,667
Diageo Capital PLC
1.38%, 09/29/2025	265,000	254,525
Keurig Dr Pepper, Inc.
2.55%, 09/15/2026	140,000	133,520
		1,056,712
Biotechnology — 0.1%
Biogen, Inc.
2.25%, 05/01/2030	1,045,000	909,660
Building Materials — 0.1%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	600,000	596,529
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/2032*	265,000	268,868
Mohawk Industries, Inc.
5.85%, 09/18/2028	430,000	446,450
Owens Corning
5.70%, 06/15/2034	295,000	305,033
Vulcan Materials Co.
4.50%, 06/15/2047	130,000	112,376
		1,729,256
Chemicals — 0.1%
Air Products & Chemicals, Inc.
1.50%, 10/15/2025	50,000	48,083
Ecolab, Inc.
2.75%, 08/18/2055	830,000	521,333
LYB International Finance II BV
3.50%, 03/02/2027	400,000	386,314
Nutrien, Ltd.
4.00%, 12/15/2026	110,000	107,751
		1,063,481
Commercial Services — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.00%, 02/15/2031*	640,000	634,752
Experian Finance PLC
2.75%, 03/08/2030*	850,000	766,063
George Washington University
3.55%, 09/15/2046	45,000	35,562
PayPal Holdings, Inc.
2.40%, 10/01/2024	850,000	845,553
RELX Capital, Inc.
3.00%, 05/22/2030	480,000	440,547
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Sabre GLBL, Inc.
11.25%, 12/15/2027*	$ 665,000	$ 658,555
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	465,000	397,134
3.38%, 03/22/2027*	90,000	86,693
Williams Scotsman, Inc.
7.38%, 10/01/2031*	1,093,000	1,136,388
		5,001,247
Computers — 0.1%
Apple, Inc.
3.25%, 02/23/2026	265,000	259,761
McAfee Corp.
7.38%, 02/15/2030*	650,000	606,325
NCR Atleos Corp.
9.50%, 04/01/2029*	55,000	60,083
Seagate HDD Cayman
8.25%, 12/15/2029	175,000	188,594
8.50%, 07/15/2031	115,000	124,865
		1,239,628
Cosmetics/Personal Care — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6.63%, 07/15/2030*	624,000	640,744
Distribution/Wholesale — 0.0%
Ritchie Bros. Holdings, Inc.
6.75%, 03/15/2028*	295,000	301,201
7.75%, 03/15/2031*	245,000	257,618
		558,819
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.75%, 06/06/2028	590,000	605,496
6.15%, 09/30/2030	150,000	158,445
6.50%, 07/15/2025	160,000	161,341
American Express Co.
6.49%, 10/30/2031	875,000	951,832
Ameriprise Financial, Inc.
2.88%, 09/15/2026	285,000	274,578
Aretec Escrow Issuer 2, Inc.
10.00%, 08/15/2030*	1,141,000	1,216,525
Avolon Holdings Funding, Ltd.
5.75%, 03/01/2029*	775,000	788,901
BlackRock Funding, Inc.
4.70%, 03/14/2029	235,000	237,552
Capital One Financial Corp.
3.65%, 05/11/2027	815,000	788,737
Credit Acceptance Corp.
9.25%, 12/15/2028*	660,000	704,317
Discover Financial Services
3.75%, 03/04/2025	600,000	593,629
Encore Capital Group, Inc.
9.25%, 04/01/2029*	640,000	674,367
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	450,000	462,236
OneMain Finance Corp.
7.88%, 03/15/2030	630,000	656,879
Osaic Holdings, Inc.
10.75%, 08/01/2027*	1,410,000	1,437,611
PennyMac Financial Services, Inc.
7.88%, 12/15/2029*	641,000	670,989

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
PRA Group, Inc.
8.38%, 02/01/2028*	$ 635,000	$ 642,899
Synchrony Financial
4.25%, 08/15/2024	960,000	959,351
Visa, Inc.
4.15%, 12/14/2035	90,000	86,348
		12,072,033
Electric — 0.7%
AEP Texas, Inc.
3.45%, 01/15/2050	460,000	314,710
Ameren Corp.
5.70%, 12/01/2026	555,000	564,529
CMS Energy Corp.
3.00%, 05/15/2026	195,000	188,304
DTE Energy Co.
5.10%, 03/01/2029	780,000	787,129
Duke Energy Corp.
2.65%, 09/01/2026	45,000	43,059
3.75%, 09/01/2046	40,000	30,155
4.85%, 01/05/2027	815,000	818,246
Duke Energy Progress LLC
3.70%, 10/15/2046	225,000	172,473
Eversource Energy
3.30%, 01/15/2028	170,000	161,426
Exelon Corp.
3.40%, 04/15/2026	245,000	239,321
5.15%, 03/15/2029	130,000	132,120
FirstEnergy Transmission LLC
4.35%, 01/15/2025*	550,000	546,059
Florida Power & Light Co.
2.88%, 12/04/2051	850,000	559,194
Georgia Power Co.
5.00%, 02/23/2027	275,000	277,681
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	210,000	211,453
NRG Energy, Inc.
10.25%, 03/15/2028*(3)	609,000	674,832
Ohio Power Co.
6.60%, 03/01/2033	255,000	276,160
Pacific Gas & Electric Co.
2.10%, 08/01/2027	445,000	408,263
Southern California Edison Co.
5.15%, 06/01/2029	835,000	849,844
Southern Co.
5.70%, 03/15/2034	725,000	754,981
Talen Energy Supply LLC
8.63%, 06/01/2030*	640,000	689,682
Vistra Corp.
8.00%, 10/15/2026*(3)	1,223,000	1,251,901
		9,951,522
Electronics — 0.0%
Amphenol Corp.
2.20%, 09/15/2031	265,000	223,409
4.75%, 03/30/2026	75,000	74,951
5.05%, 04/05/2029	270,000	275,221
		573,581
Entertainment — 0.1%
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	1,214,000	1,251,566
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	$ 445,000	$ 351,053
		1,602,619
Environmental Control — 0.0%
Republic Services, Inc.
3.38%, 11/15/2027	270,000	259,836
Food — 0.1%
Mondelez International, Inc.
4.75%, 02/20/2029	900,000	905,479
Sigma Holdco BV
7.88%, 05/15/2026*	302,000	298,981
		1,204,460
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030*	200,000	186,437
International Paper Co.
4.80%, 06/15/2044	123,000	109,612
		296,049
Gas — 0.1%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	240,000	237,002
NiSource, Inc.
3.49%, 05/15/2027	620,000	598,861
3.95%, 03/30/2048	425,000	330,096
		1,165,959
Healthcare-Products — 0.2%
Abbott Laboratories
4.75%, 11/30/2036	395,000	394,872
Alcon Finance Corp.
2.60%, 05/27/2030*	1,100,000	977,413
Medtronic, Inc.
4.63%, 03/15/2045	22,000	20,372
Revvity, Inc.
1.90%, 09/15/2028	595,000	529,339
Solventum Corp.
5.40%, 03/01/2029*	500,000	506,188
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	420,000	308,006
		2,736,190
Healthcare-Services — 0.7%
Banner Health
1.90%, 01/01/2031	215,000	182,075
Baylor Scott & White Holdings
3.97%, 11/15/2046	100,000	85,399
Centra Health, Inc.
4.70%, 01/01/2048	900,000	772,043
CHS/Community Health Systems, Inc.
8.00%, 12/15/2027*	970,000	970,601
CommonSpirit Health
2.76%, 10/01/2024	295,000	293,321
2.78%, 10/01/2030	240,000	213,219
HCA, Inc.
4.13%, 06/15/2029	575,000	554,709
Health Care Service Corp.
5.45%, 06/15/2034*	310,000	313,337
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/2028*	1,208,000	1,286,520

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
Humana, Inc.
2.15%, 02/03/2032	$ 350,000	$ 286,260
5.95%, 03/15/2034	345,000	361,142
Icon Investments Six DAC
5.85%, 05/08/2029	200,000	206,830
IQVIA, Inc.
6.25%, 02/01/2029	220,000	229,867
6.50%, 05/15/2030*	660,000	679,088
MedStar Health, Inc.
3.63%, 08/15/2049	305,000	234,824
Northwell Healthcare, Inc.
3.98%, 11/01/2046	500,000	400,624
Providence St. Joseph Health Obligated Group
3.93%, 10/01/2048	1,375,000	1,086,628
Stanford Health Care
3.80%, 11/15/2048	420,000	345,834
Tenet Healthcare Corp.
6.25%, 02/01/2027	590,000	591,233
UnitedHealth Group, Inc.
2.90%, 05/15/2050	880,000	585,459
4.70%, 04/15/2029	475,000	478,663
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	700,000	642,072
		10,799,748
Home Builders — 0.0%
LGI Homes, Inc.
8.75%, 12/15/2028*	630,000	669,344
Insurance — 0.6%
Aflac, Inc.
4.00%, 10/15/2046	540,000	439,040
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
7.00%, 01/15/2031*	635,000	646,452
Aon Global, Ltd.
3.88%, 12/15/2025	35,000	34,520
4.75%, 05/15/2045	350,000	312,380
Chubb INA Holdings, Inc.
4.35%, 11/03/2045	75,000	66,126
CNO Global Funding
2.65%, 01/06/2029*	1,270,000	1,135,977
Equitable Financial Life Global Funding
1.40%, 07/07/2025*	245,000	236,614
Jackson National Life Global Funding
1.75%, 01/12/2025*	1,055,000	1,036,928
Liberty Mutual Group, Inc.
4.85%, 08/01/2044*	510,000	455,980
MassMutual Global Funding II
5.10%, 04/09/2027*	850,000	862,030
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	820,000	841,410
Principal Financial Group, Inc.
3.40%, 05/15/2025	375,000	369,685
3.70%, 05/15/2029	320,000	305,332
RGA Global Funding
5.45%, 05/24/2029*	485,000	496,561
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	1,000,000	822,513
Willis North America, Inc.
4.50%, 09/15/2028	430,000	423,240
		8,484,788
Security Description	Shares or Principal Amount	Value

Internet — 0.0%
Amazon.com, Inc.
2.80%, 08/22/2024	$ 245,000	$ 244,617
3.88%, 08/22/2037	385,000	348,980
		593,597
Iron/Steel — 0.1%
Nucor Corp.
2.70%, 06/01/2030	310,000	279,328
3.95%, 05/01/2028	555,000	542,949
		822,277
Leisure Time — 0.2%
Carnival Corp.
6.00%, 05/01/2029*	625,000	623,481
Carnival Holdings Bermuda, Ltd.
10.38%, 05/01/2028*	585,000	632,409
Life Time, Inc.
5.75%, 01/15/2026*	504,000	502,081
NCL Corp., Ltd.
8.38%, 02/01/2028*	590,000	621,598
		2,379,569
Lodging — 0.1%
Marriott International, Inc.
4.65%, 12/01/2028	860,000	856,626
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
5.00%, 05/14/2027	995,000	1,008,879
Machinery-Diversified — 0.1%
Ingersoll Rand, Inc.
5.18%, 06/15/2029	1,050,000	1,069,154
John Deere Capital Corp.
4.50%, 01/08/2027	805,000	805,584
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	405,000	392,059
		2,266,797
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 05/01/2032	835,000	699,126
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10%, 06/01/2029	195,000	199,338
6.15%, 11/10/2026	545,000	555,422
Cox Communications, Inc.
2.95%, 10/01/2050*	920,000	567,475
DISH Network Corp.
11.75%, 11/15/2027*	595,000	595,553
Thomson Reuters Corp.
3.35%, 05/15/2026	30,000	29,189
Time Warner Cable LLC
6.55%, 05/01/2037	480,000	470,443
		3,116,546
Mining — 0.1%
Corp. Nacional del Cobre de Chile
3.75%, 01/15/2031*	200,000	181,110
ERO Copper Corp.
6.50%, 02/15/2030*	725,000	707,756
First Quantum Minerals, Ltd.
6.88%, 10/15/2027*	645,000	634,208
		1,523,074

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Miscellaneous Manufacturing — 0.0%
3M Co.
3.25%, 08/26/2049	$ 870,000	$ 607,149
Oil & Gas — 0.7%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
8.25%, 12/31/2028*	605,000	621,059
Civitas Resources, Inc.
8.75%, 07/01/2031*	875,000	940,955
Comstock Resources, Inc.
6.75%, 03/01/2029*	695,000	673,371
Coterra Energy, Inc.
4.38%, 03/15/2029	965,000	939,965
CVR Energy, Inc.
8.50%, 01/15/2029*	715,000	727,176
Encino Acquisition Partners Holdings LLC
8.75%, 05/01/2031*	770,000	808,340
Eni SpA
5.50%, 05/15/2034*	245,000	249,901
Hess Corp.
4.30%, 04/01/2027	185,000	182,712
Matador Resources Co.
6.50%, 04/15/2032*	303,631	305,184
Occidental Petroleum Corp.
5.38%, 01/01/2032	375,000	378,647
PBF Holding Co. LLC / PBF Finance Corp.
7.88%, 09/15/2030*	665,000	688,736
Permian Resources Operating LLC
7.00%, 01/15/2032*	630,000	652,292
Pioneer Natural Resources Co.
1.13%, 01/15/2026	235,000	223,308
5.10%, 03/29/2026	155,000	155,852
Shell International Finance BV
3.25%, 05/11/2025	250,000	246,502
4.38%, 05/11/2045	40,000	35,251
SM Energy Co.
7.00%, 08/01/2032*	436,000	440,726
Sunoco LP
7.00%, 05/01/2029*	635,000	653,581
Woodside Finance, Ltd.
3.70%, 09/15/2026*	101,000	98,133
3.70%, 03/15/2028*	470,000	450,188
4.50%, 03/04/2029*	475,000	466,180
		9,938,059
Oil & Gas Services — 0.0%
Weatherford International, Ltd.
8.63%, 04/30/2030*	606,000	630,800
Packaging & Containers — 0.0%
Trivium Packaging Finance BV
8.50%, 08/15/2027*	670,000	657,740
Pharmaceuticals — 0.4%
AbbVie, Inc.
2.95%, 11/21/2026	570,000	550,007
3.20%, 05/14/2026	100,000	97,542
4.50%, 05/14/2035	50,000	48,414
4.70%, 05/14/2045	540,000	502,469
4.80%, 03/15/2029	380,000	384,967
Becton Dickinson & Co.
2.82%, 05/20/2030	465,000	419,822
3.70%, 06/06/2027	414,000	403,200
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	$ 300,000	$ 251,590
5.10%, 02/22/2031	150,000	153,749
Cardinal Health, Inc.
3.41%, 06/15/2027	475,000	457,379
3.75%, 09/15/2025	305,000	300,483
CVS Health Corp.
1.88%, 02/28/2031	280,000	230,019
5.05%, 03/25/2048	565,000	498,283
Endo Finance Holdings, Inc.
8.50%, 04/15/2031*	325,000	342,524
HLF Financing Sarl LLC/Herbalife International, Inc.
12.25%, 04/15/2029*	667,000	668,519
Perrigo Finance Unlimited Co.
4.90%, 06/15/2030	815,000	769,272
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	415,000	358,682
		6,436,921
Pipelines — 0.6%
Boardwalk Pipelines LP
4.45%, 07/15/2027	85,000	83,906
Cameron LNG LLC
2.90%, 07/15/2031*	185,000	162,647
3.70%, 01/15/2039*	155,000	130,520
Enbridge, Inc.
4.25%, 12/01/2026	115,000	113,476
5.63%, 04/05/2034	230,000	235,462
8.25%, 01/15/2084	1,080,000	1,132,654
Energy Transfer LP
3.75%, 05/15/2030	235,000	221,355
5.25%, 04/15/2029	385,000	390,732
6.50%, 11/15/2026(3)	700,000	695,431
6.75%, 05/15/2025(3)	105,000	104,188
8.00%, 05/15/2054	702,000	747,349
Enterprise Products Operating LLC
4.60%, 01/11/2027	865,000	865,411
Harvest Midstream I LP
7.50%, 09/01/2028*	360,000	368,406
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032*	550,000	566,458
Kinetik Holdings LP
6.63%, 12/15/2028*	610,000	622,026
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	617,000	625,302
ONEOK, Inc.
4.25%, 09/15/2046	45,000	36,197
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	610,000	596,862
4.50%, 05/15/2030	185,000	181,438
Spectra Energy Partners LP
3.38%, 10/15/2026	185,000	178,981
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
7.38%, 02/15/2029*	395,000	400,181
TransCanada PipeLines, Ltd.
4.88%, 01/15/2026	15,000	14,974
Venture Global LNG, Inc.
7.00%, 01/15/2030*	460,000	464,804
Williams Cos., Inc.
5.10%, 09/15/2045	405,000	374,196
		9,312,956

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Real Estate — 0.0%
CBRE Services, Inc.
5.50%, 04/01/2029	$ 170,000	$ 174,338
REITS — 0.6%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025	1,035,000	1,020,579
3.95%, 01/15/2027	45,000	43,965
3.95%, 01/15/2028	350,000	340,069
American Tower Corp.
1.45%, 09/15/2026	910,000	847,234
Brixmor Operating Partnership LP
3.90%, 03/15/2027	280,000	271,851
4.13%, 06/15/2026	115,000	113,067
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/2027*	750,000	708,959
Crown Castle, Inc.
2.25%, 01/15/2031	360,000	304,083
3.70%, 06/15/2026	150,000	146,319
4.45%, 02/15/2026	350,000	346,640
4.75%, 05/15/2047	145,000	126,998
Essex Portfolio LP
2.65%, 03/15/2032	220,000	186,552
3.38%, 04/15/2026	635,000	617,570
Healthpeak OP LLC
2.13%, 12/01/2028	200,000	179,110
Kilroy Realty LP
3.45%, 12/15/2024	350,000	346,756
4.38%, 10/01/2025	15,000	14,793
Kimco Realty Corp.
3.30%, 02/01/2025	265,000	261,642
Public Storage Operating Co.
1.95%, 11/09/2028	360,000	322,668
Realty Income Corp.
3.10%, 12/15/2029	540,000	497,240
3.95%, 08/15/2027	345,000	336,971
Regency Centers LP
3.60%, 02/01/2027	140,000	136,082
SBA Tower Trust
2.84%, 01/15/2050*	345,000	340,160
Simon Property Group LP
2.65%, 02/01/2032	1,005,000	863,932
Ventas Realty LP
3.25%, 10/15/2026	270,000	259,702
		8,632,942
Retail — 0.4%
AutoZone, Inc.
3.13%, 04/21/2026	50,000	48,525
5.05%, 07/15/2026	1,050,000	1,055,575
Carvana Co.
12.00%, 12/01/2028*(4)	81,209	87,728
13.00%, 06/01/2030*(4)	121,810	134,350
14.00%, 06/01/2031*(4)	145,737	169,703
Cougar JV Subsidiary LLC
8.00%, 05/15/2032*	483,000	505,383
eG Global Finance PLC
12.00%, 11/30/2028*	605,000	647,812
FirstCash, Inc.
6.88%, 03/01/2032*	641,000	648,285
LCM Investments Holdings II LLC
8.25%, 08/01/2031*	325,000	340,843
Security Description	Shares or Principal Amount	Value

Retail (continued)
LSF9 Atlantis Holdings LLC/Victra Finance Corp.
7.75%, 02/15/2026*	$ 800,000	$ 803,101
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	430,000	415,866
5.75%, 11/20/2026	160,000	163,145
TJX Cos., Inc.
1.60%, 05/15/2031	250,000	206,799
White Cap Parent LLC
8.25%, 03/15/2026*(4)	840,000	838,543
		6,065,658
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/2026*	875,000	814,851
Semiconductors — 0.1%
Foundry JV Holdco LLC
6.15%, 01/25/2032*	215,000	224,733
Microchip Technology, Inc.
5.05%, 03/15/2029	240,000	242,671
Micron Technology, Inc.
4.19%, 02/15/2027	275,000	270,213
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	115,000	110,008
		847,625
Software — 0.3%
Atlassian Corp.
5.25%, 05/15/2029	175,000	177,467
Autodesk, Inc.
2.40%, 12/15/2031	825,000	701,247
Cloud Software Group, Inc.
8.25%, 06/30/2032*	650,000	674,377
Fiserv, Inc.
5.45%, 03/15/2034	620,000	634,019
Microsoft Corp.
2.92%, 03/17/2052	150,000	105,359
Open Text Corp.
6.90%, 12/01/2027*	620,000	643,390
Roper Technologies, Inc.
2.95%, 09/15/2029	180,000	165,599
3.80%, 12/15/2026	745,000	728,342
VMware LLC
1.40%, 08/15/2026	920,000	858,089
		4,687,889
Telecommunications — 0.4%
America Movil SAB de CV
2.88%, 05/07/2030	850,000	766,632
AT&T, Inc.
2.25%, 02/01/2032	470,000	391,482
3.50%, 06/01/2041	1,735,000	1,365,154
4.35%, 03/01/2029	345,000	340,226
Level 3 Financing, Inc.
10.50%, 04/15/2029*	615,000	630,375
Motorola Solutions, Inc.
5.00%, 04/15/2029	240,000	242,037
Rogers Communications, Inc.
4.50%, 03/15/2042	895,000	779,256
Telesat Canada/Telesat LLC
6.50%, 10/15/2027*	555,000	162,853

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Verizon Communications, Inc.
1.68%, 10/30/2030	$ 824,000	$ 686,893
2.65%, 11/20/2040	710,000	501,790
		5,866,698
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.00%, 11/19/2024	485,000	480,364
Transportation — 0.1%
Autoridad del Canal de Panama
4.95%, 07/29/2035*	300,000	277,969
Canadian National Railway Co.
5.85%, 11/01/2033	365,000	393,905
Canadian Pacific Railway Co.
1.75%, 12/02/2026	230,000	215,100
3.50%, 05/01/2050	365,000	269,720
4.70%, 05/01/2048	255,000	225,650
		1,382,344
Trucking & Leasing — 0.1%
GATX Corp.
3.25%, 09/15/2026	375,000	362,429
3.50%, 03/15/2028	605,000	576,688
		939,117
Total Corporate Bonds & Notes (cost $178,430,992)		170,721,294
LOANS(5)(6)(7) — 0.6%
Apparel — 0.1%
Varsity Brands, Inc. FRS
BTL 8.82%, (SOFR+3.75%), 07/25/2031	650,000	646,587
Beverages — 0.0%
Naked Juice LLC FRS
2nd Lien 11.43%, (TSFR3M+6.00%), 01/24/2030	750,000	557,500
Commercial Paper — 0.1%
WestJet Loyalty LP FRS
BTL-B 9.08%, (TSFR1M+3.75%), 02/14/2031	743,137	743,509
Commercial Services — 0.0%
Vestis Corp. FRS
BTL 7.58%, (TSFR1M+2.25%), 02/22/2031	623,438	621,360
Cosmetics/Personal Care — 0.1%
Journey Personal Care Corp. FRS
BTL-B 9.71%, (TSFR1M+4.25%), 03/01/2028	761,450	758,785
Diversified Financial Services — 0.0%
Osaic Holdings, Inc. FRS
BTL-B3 9.34%, (SOFR+4.00%), 08/17/2028	327,857	322,734
Entertainment — 0.1%
Caesars Entertainment, Inc. FRS
BTL-B1 8.10%, (SOFR+ 2.75%), 02/06/2031	812,962	813,543
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 0.0%
Surgery Center Holdings, Inc. FRS
BTL-B 8.10%, (SOFR+ 2.75%), 12/19/2030	$ 633,413	$ 634,758
Internet — 0.1%
Magnite, Inc. FRS
BTL-B 9.85%, (SOFR+4.50%), 02/06/2031	633,412	636,579
Leisure Time — 0.0%
Life Time Fitness, Inc. FRS
BTL-B 9.51%, (SOFR+ 10.00%), 01/15/2026	170,000	170,546
Pharmaceuticals — 0.0%
Endo Luxembourg Finance Co., I S.A.R.L. FRS
BTL 9.83%, (SOFR+4.00%), 04/23/2031	310,000	310,646
Pipelines — 0.0%
GIP III Stetson I LP FRS
BTL-B 8.84%, (TSFR1M+4.35%), 10/31/2028	626,798	630,062
Retail — 0.0%
Victra Holdings LLC FRS
BTL 11.83%, (SOFR+ 6.50%), 03/31/2029	391,344	394,769
Software — 0.1%
Applied Systems, Inc. FRS
1st Lien 8.83% , (TSFR1M+3.50%), 02/24/2031	655,000	657,940
Cloud Software Group, Inc. FRS
BTL 9.83% , (TSFR1M+4.50%), 03/21/2031	280,000	280,910
UKG, Inc. FRS
BTL-B 8.58% , (TSFR1M+2.25%), 02/10/2031	655,000	656,796
		1,595,646
Total Loans (cost $8,943,308)		8,837,024
ASSET BACKED SECURITIES — 0.9%
Auto Loan Receivables — 0.3%
Avis Budget Rental Car Funding AESOP LLC
Series 2019-2A, Class B 3.55%, 09/22/2025*	141,667	141,328
Bayview Opportunity Master Fund LLC FRS
Series 2024-CAR1, Class A 6.45%, (SOFR30A+1.10%), 12/26/2031*	216,873	217,543
Carmax Auto Owner Trust
Series 2024-3, Class A3 4.89%, 07/16/2029	105,000	105,183
CarMax Auto Owner Trust
Series 2024-1, Class B 5.17%, 08/15/2029	60,000	60,551
Series 2023-3, Class A3 5.28%, 05/15/2028	200,000	201,037
Series 2023-3, Class B 5.47%, 02/15/2029	145,000	146,993
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	530,000	490,705
Series 2024-N1, Class A3 5.60%, 03/10/2028*	150,000	150,499

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Series 2024-N1, Class B 5.63%, 05/10/2030*	$ 185,000	$ 186,748
Enterprise Fleet Financing LLC
Series 2023-2, Class A2 5.56%, 04/22/2030*	779,091	781,583
Ford Credit Auto Owner Trust
Series 2020-2, Class C 1.74%, 04/15/2033*	520,000	495,565
Series 2023-1, Class A 4.85%, 08/15/2035*	155,000	155,728
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A 5.59%, 04/25/2029*	210,000	211,770
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B 6.45%, 12/15/2032*	179,602	180,225
SBNA Auto Lease Trust
Series 2024-A, Class A4 5.24%, 01/22/2029*	135,000	135,692
Series 2024-A, Class A3 5.39%, 11/20/2026*	140,000	140,356
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3 5.33%, 11/20/2029*	260,000	263,880
Series 2024-2A, Class B 5.41%, 08/20/2030*	60,000	61,121
US Bank NA
Series 2023-1, Class B 6.79%, 08/25/2032*	176,245	177,820
		4,304,327
Finance - Credit Card — 0.0%
Synchrony Card Funding LLC
Series 2023-A1, Class A 5.54%, 07/15/2029	180,000	182,423
Other Asset Backed Securities — 0.6%
Auxilior Term Funding 2024-1 LLC
Series 2024-1A, Class A2 5.84%, 03/15/2027*	100,000	100,371
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 4.50%, 05/20/2049*	950,000	891,939
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A 6.16%, 02/25/2038*	140,666	143,791
Series 2023-A, Class B 6.53%, 02/25/2038*	109,659	112,020
Elmwood CLO 20, Ltd. FRS
Series 2022-7A, Class AR 6.79%, (TSFR3M+1.50%), 01/17/2037*	375,000	377,578
Hardee's Funding LLC
Series 2024-1A, Class A2 7.25%, 03/20/2054*	503,737	517,377
Invesco US CLO, Ltd. FRS
Series 2023-1A, Class AR 6.85%, (TSFR3M+1.57%), 04/22/2037*	415,000	417,279
Jamestown CLO XV, Ltd. FRS
Series 2020-15A, Class A1R 6.70%, (TSFR3M+1.37%), 07/15/2035*	345,000	345,114
KKR CLO 43, Ltd. FRS
Series 2022-43A, Class A1R 7.05%, (TSFR3M+1.75%), 01/15/2036*	330,000	333,444
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
MidOcean Credit CLO XI, Ltd. FRS
Series 2022-11A, Class A1R 7.01%, (TSFR3M+1.73%), 10/18/2033*	$ 370,000	$ 371,315
MVW LLC
Series 2019-2A, Class A 2.22%, 10/20/2038*	53,971	51,834
Series 2023-2A, Class A 6.18%, 11/20/2040*	115,817	118,972
Series 2023-2A, Class B 6.33%, 11/20/2040*	92,318	94,360
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2 3.13%, 02/15/2068*	208,225	202,448
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	506,489	464,343
Octane Receivables Trust 2024-1
Series 2024-1A, Class A2 5.68%, 05/20/2030*	215,000	215,716
Palmer Square CLO 2020-3, Ltd. FRS
Series 2020-3A, Class A1R2 6.97%, (TSFR3M+1.65%), 11/15/2036*	425,000	429,652
Palmer Square CLO, Ltd. FRS
Series 2021-2A, Class A 6.71%, (TSFR3M+1.41%), 07/15/2034*	490,000	490,883
Post Road Equipment Finance 2024-1 LLC
Series 2024-1A, Class A2 5.59%, 11/15/2029*	105,000	105,319
Progress Residential Trust
Series 2024-SFR4, Class A 3.10%, 07/17/2041*	205,000	188,270
SCF Equipment Leasing LLC
Series 2024-1A, Class C 5.82%, 09/20/2032*	235,000	239,804
SEB Funding LLC
Series 2024-1A, Class A2 7.39%, 04/30/2054*	525,000	537,257
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	461,473	410,286
Signal Peak CLO 5, Ltd. FRS
Series 2018-5A, Class A1R 6.83%, (TSFR3M+1.55%), 04/25/2037*	680,000	682,862
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	450,189	402,217
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	100,000	101,220
Series 2023-1A, Class A2 6.24%, 01/13/2031*	97,038	98,165
		8,443,836
Total Asset Backed Securities (cost $13,031,982)		12,930,586
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%
Commercial and Residential — 1.4%
Angel Oak Mtg. Trust
Series 2023-3, Class A1 4.80%, 09/26/2067*(8)	851,882	847,503
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(9)	247,988	212,480

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2021-2, Class A1 0.99%, 04/25/2066*(9)	$ 244,616	$ 206,499
Series 2021-1, Class A2 1.12%, 01/25/2066*(9)	79,677	68,469
Series 2020-6, Class A2 1.52%, 05/25/2065*(9)	77,630	69,989
BANK5
Series 2024-5YR8, Class A3 5.88%, 08/15/2057	110,000	114,090
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(9)	254,155	224,962
BBCMS Mtg. Trust
Series 2024-5C27, Class A3 6.01%, 07/15/2057	40,000	41,773
Benchmark Mtg. Trust VRS
Series 2023-V3, Class A3 6.36%, 07/15/2056(9)	721,871	753,484
BIG Commercial Mtg. Trust FRS
Series 2022-BIG, Class A 6.67%, (TSFR1M+1.34%), 02/15/2039*	1,006,507	993,047
BMO Mtg. Trust
Series 2024-C9, Class A5 5.76%, 07/15/2057	785,000	825,258
BMO Mtg. Trust VRS
Series 2024-5C4, Class A3 6.53%, 05/15/2057(9)	680,000	722,476
BWAY Mtg. Trust
Series 2022-26BW, Class A 3.40%, 02/10/2044*	595,000	484,318
BX Commercial Mtg. Trust FRS
Series 2024-MDHS, Class A 6.97%, (TSFR1M+1.64%), 05/15/2041*	359,463	358,340
BX Trust
Series 2023-LIFE, Class B 5.39%, 02/15/2028*	595,000	581,370
Cantor Commercial Real Estate Lending VRS
Series 2019-CF1, Class 65A 4.41%, 05/15/2052*(9)	280,000	188,899
CD Mtg. Trust VRS
Series 2016-CD2, Class A4 3.53%, 11/10/2049(9)	520,000	489,537
Series 2017-CD3, Class B 3.98%, 02/10/2050(9)	345,000	202,687
Chase Home Lending Mtg. Trust VRS
Series 2023-RPL1, Class A1 3.50%, 06/25/2062*(9)	855,661	782,629
Citigroup Commercial Mtg. Trust
Series 2016-GC36, Class A5 3.62%, 02/10/2049	250,000	241,273
Series 2015-GC33, Class A4 3.78%, 09/10/2058	50,000	48,690
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(9)	262,844	223,959
Cold Storage Trust FRS
Series 2020-ICE5, Class A 6.34%, (TSFR1M+1.01%), 11/15/2037*	211,343	210,682
COLT Mtg. Loan Trust VRS
Series 2020-3, Class A1 1.51%, 04/27/2065*(9)	23,026	21,941
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2022-3, Class A1 3.90%, 02/25/2067*(9)	$ 487,464	$ 467,838
COMM Mtg. Trust
Series 2017-PANW, Class A 3.24%, 10/10/2029*	645,000	599,914
Series 2015-CR26, Class A4 3.63%, 10/10/2048	345,000	336,373
Series 2015-CR24, Class A5 3.70%, 08/10/2048	250,000	245,337
Series 2015-PC1, Class A5 3.90%, 07/10/2050	165,000	162,829
Connecticut Avenue Securities Trust FRS
Series 2024-R04, Class 1A1 6.35%, (SOFR30A+1.00%), 05/25/2044*	197,990	198,236
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class A5 3.09%, 01/15/2049	245,000	235,283
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(9)	145,453	120,660
Series 2020-2, Class A1 1.18%, 10/25/2065*(9)	183,761	170,277
Series 2019-2, Class A3 3.05%, 11/25/2059*(9)	42,203	40,318
FIVE Mtg. Trust VRS
Series 2023-V1, Class A3 5.67%, 02/10/2056(9)	540,000	549,172
Galton Funding Mtg. Trust VRS
Series 2018-1, Class A23 3.50%, 11/25/2057*(9)	20,067	18,134
GS Mtg. Securities Trust
Series 2015-GC32, Class A4 3.76%, 07/10/2048	25,000	24,572
GS Mtg. Securities Trust VRS
Series 2020-INV1, Class A14 2.92%, 10/25/2050*(9)	181,416	155,082
Series 2018-GS9, Class A4 3.99%, 03/10/2051(9)	275,000	259,135
J.P. Morgan Chase Commercial Mtg. Securities Trust
Series 2022-OPO, Class B 3.38%, 01/05/2039*	240,000	197,217
JPMorgan Mtg. Trust FRS
Series 2020-INV1, Class A11 6.00%, (TSFR1M+0.94%), 08/25/2050*	38,155	36,051
JPMorgan Mtg. Trust VRS
Series 2020-INV2, Class A3 3.00%, 10/25/2050*(9)	233,140	199,800
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(9)	77,339	70,016
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(9)	63,591	56,527
MARQ Trust FRS
Series 2024-HOU, Class A 6.92%, (TSFR1M+1.59%), 06/15/2039*	100,000	99,130
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class B 6.54%, (TSFR1M+1.21%), 04/15/2038*	876,626	867,312
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS 4.07%, 12/15/2047	410,000	393,476
Morgan Stanley Residential Mtg. Loan Trust
Series 2024-NQM2, Class A1 6.39%, 05/25/2069*(8)	94,480	95,688

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2023-NQM1, Class A2 7.53%, 09/25/2068*(8)	$ 141,435	$ 144,024
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(9)	492,947	413,358
OBX Trust
Series 2024-NQM9, Class A1 6.03%, 01/25/2064*(8)	538,821	543,734
Series 2024-NQM7, Class A1 6.24%, 03/25/2064*(8)	581,951	588,179
Series 2023-NQM9, Class A2 7.51%, 10/25/2063*(8)	85,915	87,792
OBX Trust FRS
Series 2020-EXP1, Class 2A2 6.41%, (TSFR1M+1.06%), 02/25/2060*	24,477	23,428
Series 2019-EXP3, Class 2A2 6.56%, (TSFR1M+1.21%), 10/25/2059*	15,915	16,036
OBX Trust VRS
Series 2020-EXP2, Class A8 3.00%, 05/25/2060*(9)	139,815	119,553
Series 2019-EXP3, Class 1A9 3.50%, 10/25/2059*(9)	44,568	40,183
Series 2020-EXP1, Class 1A8 3.50%, 02/25/2060*(9)	114,697	100,752
Provident Funding Mtg. Trust VRS
Series 2019-1, Class B1 3.19%, 12/25/2049*(9)	620,372	525,072
PSMC Trust VRS
Series 2021-2, Class A3 2.50%, 05/25/2051*(9)	529,252	468,388
SDR Commercial Mtg. Trust FRS
Series 2024-DSNY, Class A 6.72%, (TSFR1M+1.39%), 05/15/2039*	570,000	566,795
Sequoia Mtg. Trust VRS
Series 2018-CH2, Class A3 4.00%, 06/25/2048*(9)	42,423	39,562
SG Residential Mtg. Trust VRS
Series 2019-3, Class A1 2.70%, 09/25/2059*(9)	3,528	3,476
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(9)	74,418	69,544
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(9)	169,846	166,008
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(9)	219,359	210,857
Series 2017-3, Class A1 2.75%, 07/25/2057*(9)	16,382	16,171
Series 2018-1, Class A1 3.00%, 01/25/2058*(9)	26,036	25,393
Series 2024-1, Class A1 4.41%, 03/25/2064*(9)	704,230	718,549
Verus Securitization Trust
Series 2019-4, Class A1 3.64%, 11/25/2059*(8)	57,268	55,925
Series 2023-INV1, Class A1 6.00%, 02/25/2068*(8)	105,375	105,222
Series 2024-INV1, Class A2 6.32%, 03/25/2069*(8)	439,391	443,122
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Verus Securitization Trust VRS
Series 2021-1, Class A1 0.82%, 01/25/2066*(9)	$ 116,983	$ 104,092
WB Commercial Mtg. Trust VRS
Series 2024-HQ, Class A 5.94%, 03/15/2040*(9)	155,000	156,713
Worldwide Plaza Trust
Series 2017-WWP, Class A 3.53%, 11/10/2036*	519,461	361,026
		20,625,686
U.S. Government Agency — 0.6%
Connecticut Avenue Securities Trust FRS
Series 2023-R04, Class 1M1 7.65%, (SOFR30A+2.30%), 05/25/2043*	643,447	660,375
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K057, Class A1 2.21%, 06/25/2025	32,148	31,850
Series K068, Class A1 2.95%, 02/25/2027	139,657	136,495
Series K753, Class A2 4.40%, 10/25/2030	1,890,000	1,888,730
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K137, Class A2 2.35%, 11/25/2031(9)	3,380,000	2,947,387
Series K-150, Class A2 3.71%, 09/25/2032(9)	1,460,000	1,386,076
Series K-156, Class A2 4.43%, 02/25/2033(9)	1,155,000	1,151,861
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4623, Class MF 5.95%, (SOFR30A+0.61%), 10/15/2046	21,772	21,405
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 6.20%, (SOFR30A+0.85%), 11/25/2041*	292,682	292,317
Series 2024-HQA1, Class A1 6.60%, (SOFR30A+1.25%), 03/25/2044*	691,491	693,005
Series 2024-DNA2, Class A1 6.60%, (SOFR30A+1.25%), 05/25/2044*	289,073	289,470
Government National Mtg. Assoc.
Series 2018-8, Class DA 3.00%, 11/20/2047	16,253	14,960
Government National Mtg. Assoc. REMIC
Series 2022-63, Class LM 3.50%, 10/20/2050	300,000	252,997
		9,766,928
Total Collateralized Mortgage Obligations (cost $31,731,737)		30,392,614
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.9%
U.S. Government — 7.9%
United States Treasury Bonds
1.13%, 05/15/2040	1,000,000	638,945
1.38%, 08/15/2050(10)	1,280,000	677,850
1.88%, 02/15/2051	2,575,000	1,555,059
2.00%, 02/15/2050 to 08/15/2051	8,085,000	5,053,688
2.25%, 02/15/2052	1,580,000	1,040,948
2.38%, 05/15/2051	350,000	238,055
2.50%, 02/15/2046	1,545,000	1,125,798
2.88%, 11/15/2046	1,875,000	1,454,150

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
3.00%, 11/15/2045 to 08/15/2048	$ 8,815,000	$ 6,953,059
3.13%, 11/15/2041 to 02/15/2043	3,560,000	3,013,403
3.63%, 02/15/2053 to 05/15/2053	4,525,000	3,976,067
3.88%, 02/15/2043 to 05/15/2043	1,775,000	1,652,698
4.00%, 11/15/2052	1,445,000	1,359,316
4.25%, 02/15/2054	670,000	658,903
4.50%, 05/15/2038(10)	4,210,000	4,373,138
4.63%, 05/15/2044	580,000	595,678
4.75%, 02/15/2037 to 11/15/2053	2,540,000	2,692,766
United States Treasury Bonds TIPS
0.75%, 02/15/2042 to 02/15/2045(11)	610,211	485,723
1.38%, 07/15/2033 to 02/15/2044(11)	357,245	327,996
1.50%, 02/15/2053(11)	6,762	5,875
1.75%, 01/15/2028(11)	149,908	149,078
2.13%, 02/15/2054(11)	322,234	322,875
2.50%, 01/15/2029(11)	351,060	361,606
3.88%, 04/15/2029(11)	477,592	521,749
United States Treasury Notes
0.63%, 05/15/2030 to 08/15/2030	3,500,000	2,893,695
0.75%, 01/31/2028	1,635,000	1,462,303
0.88%, 06/30/2026	3,320,000	3,113,538
1.25%, 08/15/2031	1,535,000	1,279,986
1.88%, 02/28/2027(10)	2,685,000	2,537,849
1.88%, 02/15/2032	515,000	444,268
2.75%, 07/31/2027	6,185,000	5,956,203
2.88%, 05/15/2032	1,920,000	1,775,700
3.63%, 05/31/2028(10)	7,160,000	7,068,263
4.00%, 02/29/2028 to 02/15/2034	17,350,000	17,332,871
4.13%, 09/30/2027	2,400,000	2,406,281
4.13%, 10/31/2027(10)	7,805,000	7,825,732
4.25%, 02/28/2029 to 06/30/2029	5,520,000	5,593,363
4.50%, 05/31/2029 to 11/15/2033	10,740,000	11,030,030
United States Treasury Notes TIPS
0.13%, 10/15/2025 to 01/15/2030(11)	2,354,643	2,239,916
0.25%, 07/15/2029(11)	257,833	240,528
0.38%, 07/15/2025(11)	103,296	100,805
0.50%, 01/15/2028(11)	165,515	157,761
0.63%, 01/15/2026 to 07/15/2032(11)	202,534	196,381
0.75%, 07/15/2028(11)	209,062	201,304
0.88%, 01/15/2029(11)	75,123	72,226
1.13%, 01/15/2033(11)	21,086	19,919
1.25%, 04/15/2028(11)	287,944	281,263
1.75%, 01/15/2034(11)	913,577	904,605
2.13%, 04/15/2029(11)	490,108	497,226
2.38%, 10/15/2028(11)	2,111,154	2,164,611
		117,031,050
U.S. Government Agency — 7.0%
Federal Home Loan Mtg. Corp.
2.00%, 08/01/2036 to 05/01/2052	6,786,251	5,551,381
2.50%, 03/01/2042 to 05/01/2052	6,963,781	5,917,438
3.00%, 11/01/2034 to 09/01/2052	3,086,495	2,723,278
3.50%, 06/01/2033 to 03/01/2048	434,974	405,378
4.00%, 09/01/2045 to 04/01/2050	936,801	890,070
5.00%, 12/01/2041 to 05/01/2053	659,294	652,856
5.50%, 08/01/2053 to 02/01/2054	920,508	923,541
6.50%, 01/01/2054	120,451	123,747
Federal National Mtg. Assoc.
1.50%, 04/01/2037 to 01/01/2042	2,347,536	2,019,725
2.00%, 05/01/2036 to 03/01/2052	20,118,333	16,655,656
2.50%, 11/01/2031 to 04/01/2052	11,779,833	10,133,397
3.00%, 01/01/2031 to 07/01/2050	8,277,879	7,514,176
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
3.50%, 11/01/2032 to 01/01/2052	$ 6,026,927	$ 5,614,259
4.00%, 12/01/2040 to 09/01/2052	3,582,609	3,418,157
4.50%, 07/01/2040 to 07/01/2053	4,367,203	4,244,295
5.00%, 10/01/2033 to 07/01/2053	1,658,109	1,655,205
5.50%, 10/01/2035 to 05/01/2054	3,498,458	3,527,961
6.00%, 09/01/2037 to 06/01/2054	2,978,728	3,040,064
6.50%, 11/01/2053 to 01/01/2054	817,572	840,938
Government National Mtg. Assoc.
1.50%, 12/20/2036 to 05/20/2037	242,557	210,614
2.00%, 01/20/2051 to 03/20/2052	5,665,142	4,696,808
2.50%, 08/20/2050 to 08/15/2054	6,007,680	5,172,134
3.00%, 11/15/2042 to 06/20/2052	4,415,180	3,954,585
3.50%, 08/20/2042 to 01/20/2049	1,958,157	1,827,664
4.00%, 09/20/2045 to 10/20/2052	2,754,552	2,615,324
4.50%, 04/20/2041 to 04/20/2053	1,897,540	1,853,687
5.00%, 08/20/2042 to 06/20/2049	897,011	900,501
5.00%, August 30 TBA	465,000	459,800
5.50%, 03/20/2048 to 03/20/2049	256,857	262,386
5.50%, August 30 TBA	925,000	927,794
6.00%, August 30 TBA	1,250,000	1,264,651
Uniform Mtg. Backed Securities
3.50%, August 30 TBA	1,745,000	1,583,137
5.00%, August 30 TBA	1,995,000	1,964,502
6.50%, August 30 TBA	510,000	522,995
		104,068,104
Total U.S. Government & Agency Obligations (cost $239,592,731)		221,099,154
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Regional(State/Province) — 0.1%
Province of Alberta Canada
3.30%, 03/15/2028	555,000	538,107
4.50%, 01/24/2034	420,000	421,277
Province of British Columbia Canada
4.20%, 07/06/2033	819,000	803,554
Province of Manitoba Canada
4.30%, 07/27/2033	830,000	820,624
		2,583,562
Sovereign — 0.2%
Republic of Panama
3.30%, 01/19/2033	1,000,000	796,819
Republic of Poland
3.25%, 04/06/2026	110,000	107,368
State of Qatar
3.75%, 04/16/2030*	200,000	192,380
United Mexican States
2.66%, 05/24/2031	1,039,000	872,498
3.50%, 02/12/2034	775,000	642,920
		2,611,985
Total Foreign Government Obligations (cost $5,720,710)		5,195,547
MUNICIPAL SECURITIES — 0.7%
Bay Area Toll Authority Revenue Bonds
6.91%, 10/01/2050	600,000	720,401
California State Public Works Board Revenue Bonds
7.80%, 03/01/2035	300,000	345,223
Chicago Transit Authority Revenue Bonds
6.90%, 12/01/2040	470,595	528,277

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
County of Fulton GA General Obligation Bonds
5.15%, 07/01/2039		$ 805,000	$ 806,599
Detroit City School District General Obligation Bonds
6.65%, 05/01/2029		295,000	317,592
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050		810,000	667,887
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052		390,000	294,302
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038		375,000	395,606
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057		1,030,000	1,159,336
New York State Dormitory Authority Revenue Bonds
3.88%, 07/01/2046		200,000	165,952
Northern California Power Agency Revenue Bonds
7.31%, 06/01/2040		300,000	345,528
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051		930,000	683,999
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034		285,000	260,094
State of California General Obligation Bonds
7.50%, 04/01/2034		300,000	354,450
7.63%, 03/01/2040		620,000	758,993
State of Wisconsin Revenue Bonds
3.95%, 05/01/2036		850,000	806,616
Texas A&M University Revenue Bonds
3.33%, 05/15/2039		1,100,000	927,648
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039		770,000	655,845
Total Municipal Securities (cost $11,578,843)			10,194,348
PURCHASED OPTIONS† — 0.3%
Purchased Options - Puts — 0.3%
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/20/2024; Strike Price: $4,700.00; Counterparty: Goldman Sachs International) (cost $5,157,535)		1,358	4,746,478
WARRANTS — 0.0%
Mining — 0.0%
Osisko Mining, Inc. Expires 02/22/2028†(2) (cost $3,803)	CAD	12,001	0
Total Long-Term Investment Securities (cost $1,173,916,608)			1,348,668,937
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 9.9%
Unaffiliated Investment Companies — 9.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(12) (cost $147,316,065)	147,316,065	$ 147,316,065
TOTAL INVESTMENTS (cost $1,321,232,673)(13)	100.5%	1,495,985,002
Other assets less liabilities	(0.5)	(7,195,928)
NET ASSETS	100.0%	$1,488,789,074
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price VCP Balanced Portfolio has no right to demand registration of these securities. At July 31, 2024, the aggregate value of these securities was $108,320,809 representing 7.3% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Alamos Gold, Inc.	06/20/2024	1,102	$18,032	$17,842	$16.19	0.0%
Alrosa PJSC
	03/13/2020	13,940	12,372
	03/18/2020	23,690	17,711
	06/09/2021	30,700	54,716
	06/10/2021	32,960	60,799
	06/22/2021	20,570	38,776
		121,860	184,374	0	0.00	0.0
Canva, Inc.
	08/16/2021	35	59,645
	11/04/2021	62	105,695
	12/17/2021	23	39,196
		120	204,536	127,999	1,066.66	0.0
Farmer's Business Network, Inc.	11/03/2017	562	10,377	2,119	3.77	0.0
Gusto, Inc.	10/04/2021	2,300	66,213	42,757	18.59	0.0
MMC Norilsk Nickel PJSC
	04/23/2019	2,700	6,116
	11/05/2019	4,500	12,894
	01/28/2020	4,000	13,606
	03/13/2020	5,400	14,072
	03/18/2020	4,800	10,352
	08/12/2020	5,000	13,944
	01/13/2022	20,600	61,180
		47,000	132,164	0	0.00	0.0
Polyus PJSC
	03/27/2020	79	11,067
	04/03/2020	68	9,043

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	06/09/2021	35	$7,330
	06/10/2021	48	9,989
	06/11/2021	43	9,073
	06/22/2021	155	31,068
		428	77,570	$0	$0.00	0.0%
Snowline Gold Corp.	04/19/2024	354	1,403	1,062	3.00	0.0
Convertible Preferred Stocks
Canva, Inc.
	11/04/2021	6	10,229
	12/17/2021	2	3,408
		8	13,637	8,533	1,066.66	0.0
Databricks, Inc. Series G	02/01/2021	1,206	71,302	97,004	80.44	0.0
Databricks, Inc. Series H	08/31/2021	2,613	192,014	210,177	80.44	0.0
Farmer's Business Network, Inc. Series D	11/03/2017	1	18	4	3.77	0.0
Gusto, Inc. Series E	07/13/2021	3,216	97,751	59,785	18.59	0.0
KoBold Metals Co. Series B-1	01/10/2022	3,900	106,903	286,104	73.36	0.1
Lilac Solutions, Inc. Series B	09/08/2021	4,155	54,547	40,761	9.81	0.0
Warrants
Osisko Mining, Inc. Expires 02/22/2028	02/06/2023	12,001	3,803	0	0.00	0.0
				$894,147		0.1%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(5)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(6)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(7)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(8)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of July 31, 2024.
(9)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	Principal amount of security is adjusted for inflation.
(12)	The rate shown is the 7-day yield as of July 31, 2024.
(13)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BTL—Bank Term Loan
CLO—Collateralized Loan Obligation
CVA—Certification Van Aandelen (Dutch Cert.)
DAC—Designated Activity Company
FRS—Floating Rate Security
GDR—Global Depositary Receipt
JSE—Johannesburg Stock Exchange
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NYSE—New York Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSX—Toronto Stock Exchange
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
CAD—Canadian Dollar
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 42	0.517	3,800,000	USD	3,800,000	1.000%	Quarterly	Jun 2029	$75,711	$5,208	$80,919
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
515	Long	MSCI EAFE Index	September 2024	$ 60,183,073	$ 61,534,775	$1,351,702
793	Long	S&P 500 E-Mini Index	September 2024	218,642,827	220,374,700	1,731,873
						$3,083,575
						Unrealized (Depreciation)
388	Short	U.S. Treasury 10 Year Notes	September 2024	$42,279,229	$43,383,250	$(1,104,021)
156	Short	U.S. Treasury 2 Year Notes	September 2024	31,771,560	32,037,282	(265,722)
108	Short	U.S. Treasury 5 Year Notes	September 2024	11,494,956	11,652,188	(157,232)
143	Short	U.S. Treasury Long Bonds	September 2024	16,719,625	17,271,719	(552,094)
53	Short	U.S. Treasury Ultra Bonds	September 2024	6,568,612	6,782,343	(213,731)
						$(2,292,800)
		Net Unrealized Appreciation (Depreciation)				$790,775
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$—	$1,595,214	$—	$1,595,214
Aerospace/Defense	11,951,384	3,967,200	—	15,918,584
Agriculture	1,180,837	1,147,569	2,119	2,330,525
Apparel	267,250	1,457,798	—	1,725,048
Auto Manufacturers	8,795,065	5,737,801	—	14,532,866
Auto Parts & Equipment	1,132,589	3,831,055	—	4,963,644
Banks	29,648,313	21,510,897	—	51,159,210
Beverages	7,430,625	3,777,894	—	11,208,519
Biotechnology	3,852,363	758,126	—	4,610,489
Chemicals	8,107,451	7,906,911	—	16,014,362
Commercial Services	6,870,756	4,756,513	42,757	11,670,026
Computer Graphics	—	—	127,999	127,999
Computers	34,613,328	1,849,835	—	36,463,163
Cosmetics/Personal Care	13,518,861	7,697,649	—	21,216,510
Distribution/Wholesale	1,293,324	4,438,070	—	5,731,394
Diversified Financial Services	26,307,374	1,976,245	—	28,283,619
Electric	10,975,993	5,933,727	—	16,909,720
Electrical Components & Equipment	2,627,008	2,096,079	—	4,723,087
Electronics	9,871,301	4,216,349	—	14,087,650
Engineering & Construction	—	1,225,442	—	1,225,442
Environmental Control	1,903,547	19,131	—	1,922,678
Food	1,898,620	7,935,259	—	9,833,879
Food Service	—	2,723,608	—	2,723,608
Gas	1,228,609	3,321	—	1,231,930
Healthcare-Products	20,329,334	6,967,844	—	27,297,178
Healthcare-Services	21,524,053	1,636,626	—	23,160,679
Home Builders	573,722	1,136,218	—	1,709,940
Home Furnishings	—	3,364,583	—	3,364,583
Insurance	26,789,577	18,894,495	—	45,684,072
Internet	71,131,904	2,586,829	—	73,718,733
Investment Companies	—	46,918	—	46,918

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Iron/Steel	$3,144,961	$1,025,804	$—	$4,170,765
Leisure Time	823,383	1,443,101	—	2,266,484
Lodging	2,157,289	94,091	—	2,251,380
Machinery-Construction & Mining	1,650,185	3,533,147	—	5,183,332
Machinery-Diversified	9,046,984	2,303,314	—	11,350,298
Metal Fabricate/Hardware	98,800	2,775,770	—	2,874,570
Mining	12,087,211	12,178,845	0	24,266,056
Miscellaneous Manufacturing	321,036	7,741,615	—	8,062,651
Oil & Gas	29,880,598	9,219,862	—	39,100,460
Packaging & Containers	778,590	887,006	—	1,665,596
Pharmaceuticals	38,955,119	19,413,132	—	58,368,251
Private Equity	2,197,594	1,536,613	—	3,734,207
Real Estate	379,470	3,790,817	—	4,170,287
REITS	28,551,555	4,435,336	—	32,986,891
Retail	25,693,370	6,225,892	—	31,919,262
Semiconductors	67,199,521	18,536,081	—	85,735,602
Software	60,663,967	3,395,409	—	64,059,376
Telecommunications	6,462,785	6,526,193	—	12,988,978
Transportation	12,907,716	936,466	—	13,844,182
Other Industries	19,195,335	—	—	19,195,335
Preferred Stocks	—	464,292	—	464,292
Convertible Preferred Stocks	—	—	702,368	702,368
Corporate Bonds & Notes	—	170,721,294	—	170,721,294
Loans	—	8,837,024	—	8,837,024
Asset Backed Securities	—	12,930,586	—	12,930,586
Collateralized Mortgage Obligations	—	30,392,614	—	30,392,614
U.S. Government & Agency Obligations	—	221,099,154	—	221,099,154
Foreign Government Obligations	—	5,195,547	—	5,195,547
Municipal Securities	—	10,194,348	—	10,194,348
Purchased Options	—	4,746,478	—	4,746,478
Warrants	—	0	—	0
Short-Term Investments	147,316,065	—	—	147,316,065
Total Investments at Value	$793,334,722	$701,775,037	$875,243	$1,495,985,002
Other Financial Instruments:†
Swaps	$—	$5,208	$—	$5,208
Futures Contracts	3,083,575	—	—	3,083,575
Total Other Financial Instruments	$3,083,575	$5,208	$—	$3,088,783
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,292,800	$—	$—	$2,292,800
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 83.2%
Domestic Equity Investment Companies — 51.0%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	7,758,413	$ 167,271,389
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	9,986,216	130,919,296
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	14,568,161	205,411,070
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	4,519,030	59,199,292
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	6,152,361	110,373,357
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	4,505,821	53,574,208
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	6,237,991	144,284,725
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	4,402,196	278,482,906
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	698,412	9,847,618
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	3,945,090	50,142,092
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	10,197,979	212,729,835
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	4,108,338	73,498,165
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	3,215,675	68,879,759
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	1,725,380	22,205,642
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	14,677,416	102,301,590
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	4,354,020	86,775,611
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	7,211,840	253,568,283
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	1,660,831	40,623,920
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	4,705,632	83,430,859
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	10,568,966	284,622,244
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	24,166,673	945,158,587
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	9,819,113	198,935,230
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	14,948,596	252,182,820
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	9,618,563	232,288,297
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,664,151	56,904,274
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	3,898,585	52,903,803
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	3,125,585	122,897,999
Total Domestic Equity Investment Companies (cost $3,509,318,001)		4,299,412,871
Domestic Fixed Income Investment Companies — 23.0%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	13,485,468	119,750,952
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	40,663,724	418,836,356
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	17,950,181	$ 211,812,131
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	8,601,090	82,914,507
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	8,472,146	85,822,842
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	65,659,116	546,283,846
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	4,397,013	48,191,268
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	7,828,357	42,038,277
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	28,977,686	388,880,550
Total Domestic Fixed Income Investment Companies (cost $2,126,307,513)		1,944,530,729
International Equity Investment Companies — 8.9%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	14,286,027	132,860,051
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,533,147	22,506,592
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	7,293,156	137,475,989
SunAmerica Series Trust SA International Index Portfolio, Class 1	4,038,717	55,774,677
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	3,047,765	25,052,629
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	6,760,327	150,755,302
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	11,656,891	118,900,287
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	3,082,912	44,548,079
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	5,216,521	66,249,823
Total International Equity Investment Companies (cost $648,686,196)		754,123,429
International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1† (cost $26,006,308)	2,460,085	22,804,983
Total Affiliated Investment Companies (cost $6,310,318,018)		7,020,872,012
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.2%
U.S. Government — 13.2%
United States Treasury Notes
1.38%, 11/15/2031	$127,216,000	106,354,563
1.88%, 02/15/2032(2)	64,251,700	55,427,131
2.75%, 08/15/2032	53,057,100	48,480,925
2.88%, 05/15/2032	218,158,900	201,762,895
3.38%, 05/15/2033	95,507,300	90,843,858
3.50%, 02/15/2033	109,188,300	104,982,845
3.88%, 08/15/2033	225,669,200	222,707,292
4.00%, 02/15/2034	123,781,600	123,259,396
4.13%, 11/15/2032(2)	69,476,300	70,008,228
4.38%, 05/15/2034	50,262,900	51,550,887
4.50%, 11/15/2033	39,996,200	41,371,069
Total U.S. Government & Agency Obligations (cost $1,146,255,095)		1,116,749,089

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.9%
Purchased Options - Puts — 0.9%
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/17/2025; Strike Price: $4,975.00; Counterparty: Bank of America, N.A.)	50,000	$ 3,227,318
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/17/2025; Strike Price: $4,975.00; Counterparty: Goldman Sachs International)	390,000	25,173,079
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/17/2025; Strike Price: $5,200.00; Counterparty: Citibank, N.A.)	340,000	32,241,508
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/20/2024; Strike Price: $4,925.00; Counterparty: UBS AG)	290,000	14,856,007
Total Purchased Options (cost $76,473,342)		75,497,912
Total Long-Term Investment Securities (cost $7,533,046,455)		8,213,119,013
SHORT-TERM INVESTMENTS — 3.2%
Unaffiliated Investment Companies — 3.2%
AllianceBernstein Government STIF Portfolio, Class AB 5.36%(3) (cost $267,002,353)	267,002,353	267,002,353
TOTAL INVESTMENTS (cost $7,800,048,808)(4)	100.5%	8,480,121,366
Other assets less liabilities	(0.5)	(43,217,105)
NET ASSETS	100.0%	$8,436,904,261
#	The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of July 31, 2024.
(4)	See Note 4 for cost of investments on a tax basis.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
7,400	Long	S&P 500 E-Mini Index	September 2024	$2,041,479,226	$2,056,460,000	$14,980,774
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$7,020,872,012	$—	$—	$7,020,872,012
U.S. Government & Agency Obligations	—	1,116,749,089	—	1,116,749,089
Purchased Options	—	75,497,912	—	75,497,912
Short-Term Investments	267,002,353	—	—	267,002,353
Total Investments at Value	$7,287,874,365	$1,192,247,001	$—	$8,480,121,366
Other Financial Instruments:†
Futures Contracts	$14,980,774	$—	$—	$14,980,774
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 84.4%
Domestic Equity Investment Companies — 59.7%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	5,246,817	$ 113,121,378
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	8,081,998	105,954,989
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	12,116,041	170,836,185
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	4,175,729	54,702,050
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,620,623	47,013,972
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	6,629,479	78,824,509
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	1,175,590	27,191,403
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	2,486,927	157,322,988
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	6,283,834	88,602,057
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	2,601,796	33,068,833
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	8,312,530	173,399,371
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,551,143	27,749,942
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	2,614,375	55,999,922
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	9,494,419	122,193,176
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	3,027,056	21,098,578
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	6,016,148	119,901,824
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	5,520,237	194,091,524
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	10,013,042	244,919,001
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	2,835,450	50,272,534
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	5,617,208	151,271,424
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	12,928,977	505,652,287
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	9,506,207	192,595,761
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	8,744,252	147,515,526
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	10,478,971	253,067,139
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,022,223	46,935,119
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	2,327,048	31,578,039
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	551,613	21,689,417
Total Domestic Equity Investment Companies (cost $2,909,853,873)		3,236,568,948
Domestic Fixed Income Investment Companies — 14.4%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	5,679,687	50,435,620
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	13,359,319	137,600,983
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	7,394,654	$ 87,256,916
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,594,550	44,291,461
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	4,370,106	44,269,171
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	26,653,184	221,754,495
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	1,998,045	21,898,573
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	4,139,085	22,226,886
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	11,231,754	150,730,147
Total Domestic Fixed Income Investment Companies (cost $850,007,196)		780,464,252
International Equity Investment Companies — 9.9%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	8,059,961	74,957,634
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,187,418	17,431,291
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	4,320,338	81,438,366
SunAmerica Series Trust SA International Index Portfolio, Class 1	3,319,860	45,847,270
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	1,803,056	14,821,118
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	3,889,641	86,739,002
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	5,012,311	51,125,570
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	4,382,855	63,332,257
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	7,892,121	100,229,941
Total International Equity Investment Companies (cost $483,411,128)		535,922,449
International Fixed Income Investment Companies — 0.4%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1† (cost $25,169,719)	2,325,951	21,561,568
Total Affiliated Investment Companies (cost $4,268,441,916)		4,574,517,217
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 12.4%
U.S. Government — 12.4%
United States Treasury Notes
1.38%, 11/15/2031	$ 65,932,100	55,120,266
1.88%, 02/15/2032(2)	52,081,700	44,928,604
2.75%, 08/15/2032	35,314,800	32,268,899
2.88%, 05/15/2032	135,690,600	125,492,603
3.38%, 05/15/2033	62,371,100	59,325,636
3.50%, 02/15/2033	46,395,400	44,608,452
3.88%, 08/15/2033	135,204,200	133,429,645
4.00%, 02/15/2034	71,805,600	71,502,670
4.13%, 11/15/2032(2)	45,981,000	46,333,042
4.38%, 05/15/2034	32,798,800	33,639,269
4.50%, 11/15/2033	26,491,200	27,401,835
Total U.S. Government & Agency Obligations (cost $691,593,227)		674,050,921

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.9%
Purchased Options - Puts — 0.9%
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/17/2025; Strike Price: $4,975.00; Counterparty: Bank of America, N.A.)	40,000	$ 2,581,854
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/17/2025; Strike Price: $4,975.00; Counterparty: Goldman Sachs International)	240,000	15,491,125
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/17/2025; Strike Price: $5,200.00; Counterparty: Citibank, N.A.)	220,000	20,862,153
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/20/2024; Strike Price: $4,925.00; Counterparty: UBS AG)	180,000	9,220,970
Total Purchased Options (cost $48,390,682)		48,156,102
Total Long-Term Investment Securities (cost $5,008,425,825)		5,296,724,240
SHORT-TERM INVESTMENTS — 3.0%
Unaffiliated Investment Companies — 3.0%
AllianceBernstein Government STIF Portfolio, Class AB 5.36%(3) (cost $159,860,381)	159,860,381	159,860,381
TOTAL INVESTMENTS (cost $5,168,286,206)(4)	100.7%	5,456,584,621
Other assets less liabilities	(0.7)	(35,760,441)
NET ASSETS	100.0%	$5,420,824,180
#	The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of July 31, 2024.
(4)	See Note 4 for cost of investments on a tax basis.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2,900	Long	S&P 500 E-Mini Index	September 2024	$804,124,677	$805,910,000	$1,785,323
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$4,574,517,217	$—	$—	$4,574,517,217
U.S. Government & Agency Obligations	—	674,050,921	—	674,050,921
Purchased Options	—	48,156,102	—	48,156,102
Short-Term Investments	159,860,381	—	—	159,860,381
Total Investments at Value	$4,734,377,598	$722,207,023	$—	$5,456,584,621
Other Financial Instruments:†
Futures Contracts	$1,785,323	$—	$—	$1,785,323
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 80.6%
Domestic Equity Investment Companies — 48.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,403,631	$211,336,022
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,210,519	34,329,356
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,741,017	23,625,604
Total Domestic Equity Investment Companies (cost $195,354,041)		269,290,982
Domestic Fixed Income Investment Companies — 22.4%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,188,016	59,652,480
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,317,558	63,996,861
Total Domestic Fixed Income Investment Companies (cost $131,182,073)		123,649,341
International Equity Investment Companies — 9.4%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $42,639,672)	3,766,220	52,011,493
Total Affiliated Investment Companies (cost $369,175,786)		444,951,816
PURCHASED OPTIONS† — 0.3%
Purchased Options - Puts — 0.3%
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/20/2024; Strike Price: $4,700.00; Counterparty: Goldman Sachs International) (cost $1,990,094)	524	1,831,484
Total Long-Term Investment Securities (cost $371,165,880)		446,783,300
SHORT-TERM INVESTMENTS — 19.0%
Unaffiliated Investment Companies — 17.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(2)	95,238,636	95,238,636
T. Rowe Price Treasury Reserve Fund 5.36%(2)	1,158	1,158
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies (continued)
		95,239,794
U.S. Government — 1.7%
United States Treasury Bills
5.18%, 10/17/2024(3)	$ 401,000	$ 396,583
5.19%, 09/19/2024(3)	8,577,000	8,515,742
5.22%, 09/19/2024(3)	380,000	377,286
5.23%, 10/03/2024(3)	230,000	227,915
		9,517,526
Total Short-Term Investments (cost $104,757,976)		104,757,320
TOTAL INVESTMENTS (cost $475,923,856)(4)	99.9%	551,540,620
Other assets less liabilities	0.1	428,032
NET ASSETS	100.0%	$551,968,652
#	The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
†	Non-income producing security
(1)	See Note 8.
(2)	The rate shown is the 7-day yield as of July 31, 2024.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
106	Long	E-Mini Russell 2000 Index	September 2024	$ 10,853,888	$ 12,046,900	$1,193,012
233	Long	MSCI EAFE Index	September 2024	27,228,486	27,840,005	611,519
470	Long	S&P 500 E-Mini Index	September 2024	129,587,981	130,613,000	1,025,019
56	Long	S&P Mid Cap 400 E-Mini Index	September 2024	16,521,589	17,472,560	950,971
						$3,780,521

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2024—(unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
110	Short	U.S. Treasury 10 Year Notes	September 2024	$12,028,229	$12,299,375	$ (271,146)
93	Short	U.S. Treasury 2 Year Notes	September 2024	18,965,571	19,099,149	(133,578)
118	Short	U.S. Treasury 5 Year Notes	September 2024	12,522,457	12,731,093	(208,636)
34	Short	U.S. Treasury Long Bonds	September 2024	3,996,170	4,106,562	(110,392)
16	Short	U.S. Treasury Ultra Bonds	September 2024	1,989,415	2,047,500	(58,085)
						$(781,837)
		Net Unrealized Appreciation (Depreciation)				$2,998,684
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$444,951,816	$—	$—	$444,951,816
Purchased Options	—	1,831,484	—	1,831,484
Short-Term Investments:
U.S. Government	—	9,517,526	—	9,517,526
Other Short-Term Investments	95,239,794	—	—	95,239,794
Total Investments at Value	$540,191,610	$11,349,010	$—	$551,540,620
Other Financial Instruments:†
Futures Contracts	$3,780,521	$—	$—	$3,780,521
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$781,837	$—	$—	$781,837
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2024 (unaudited)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA Emerging Markets Equity Index
ASSETS:
Investments at value (unaffiliated)*	$1,769,221,077	$529,725,028	$91,580,532	$683,132,239	$93,062,960
Investments at value (affiliated)*	—	—	13,994,718	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	17,084,692	2,542,983	—	247	313,184
Foreign cash*	—	—	—	2,323,153	3,142,066
Cash collateral on futures contracts	—	—	—	6,897,000	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	1,810,231	65,387
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	585	6,352	—	—	46,612
Dividends and interest	476,741	112,438	1,387	4,455,778	371,670
Investments sold	4,971,278	2,329,084	—	19,485,083	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	423	490	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	—	21,679	37,723	3,385	41,569
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	174,050	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	786,858	—
Receivable from trading and investment violations (Note 5)	—	—	—	—	—
Total assets	1,791,754,796	534,738,054	105,614,360	719,068,024	97,043,448
LIABILITIES:
Payable for:
Fund shares redeemed	802,182	252,760	55,772	254,640	29,369
Investments purchased	1,151,957	921,916	—	15,665,381	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	64,094	—
Investment advisory and management fees	947,884	400,803	57,547	506,646	36,866
Service fees—Class 2	10,619	1,126	—	—	—
Service fees—Class 3	141,551	84,005	22,096	148,175	4,237
Transfer agent fees	1,397	724	490	207	724
Trustees' fees and expenses	11,256	3,603	479	5,162	607
Other accrued expenses	161,783	78,982	63,478	226,516	105,350
Interest on Securities Sold Short	—	—	—	—	—
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	1,038,451
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for over-the-counter derivative contracts	—	—	—	460,000	—
Forward sales contracts, at value	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	449,979	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Payable for collateral on TBA commitments	—	—	—	—	—
Total liabilities	3,228,629	1,743,919	199,862	17,780,800	1,215,604
Commitments and contingent liabilities (Note 5)
Net assets	$1,788,526,167	$532,994,135	$105,414,498	$701,287,224	$95,827,844
* Cost
Investments (unaffiliated)	$1,099,067,418	$473,641,464	$80,799,756	$644,948,431	$87,704,093
Investments (affiliated)	$—	$—	$15,593,335	$—	$—
Foreign cash	$—	$—	$—	$2,325,680	$3,169,291
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2024 (unaudited) — (continued)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA Emerging Markets Equity Index
NET ASSETS REPRESENTED BY:
Paid in capital	$1,413,629,838	$419,808,088	$97,216,043	$733,667,947	$97,030,388
Total accumulated earnings (loss)	374,896,329	113,186,047	8,198,455	(32,380,723)	(1,202,544)
Net assets	$1,788,526,167	$532,994,135	$105,414,498	$701,287,224	$95,827,844
Class 1 (unlimited shares authorized):
Net assets	$1,057,409,528	$110,565,555	$176,275	$436,694	$75,952,113
Shares of beneficial interest issued and outstanding	16,713,940	7,839,123	10,289	41,340	5,173,359
Net asset value, offering and redemption price per share	$63.27	$14.10	$17.13	$10.56	$14.68
Class 2 (unlimited shares authorized):
Net assets	$80,921,675	$9,066,716	$—	$—	$—
Shares of beneficial interest issued and outstanding	1,311,002	643,412	—	—	—
Net asset value, offering and redemption price per share	$61.73	$14.09	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$650,194,964	$413,361,864	$105,238,223	$700,850,530	$19,875,731
Shares of beneficial interest issued and outstanding	10,852,676	29,842,084	6,165,033	66,685,791	1,365,952
Net asset value, offering and redemption price per share	$59.91	$13.85	$17.07	$10.51	$14.55
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2024 (unaudited) — (continued)

	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index
ASSETS:
Investments at value (unaffiliated)*	$1,407,425,955	$277,753,735	$264,715,465	$523,591,149	$485,326,650
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	1,496,224	2,191,295
Cash	52,179,437	1,176,415	1,500,523	—	—
Foreign cash*	4	153,613	—	—	—
Cash collateral on futures contracts	—	—	—	—	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	23	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	3,517	—	5,841	174,413	65,580
Dividends and interest	15,963,741	437,707	162,863	4,372,854	3,549,492
Investments sold	42,178	2,057,794	2,037,583	—	12,317,847
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	—	13,032	3,142	—	—
Due from investment adviser for expense reimbursements/fee waivers	—	218	—	9,114	9,215
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Receivable from trading and investment violations (Note 5)	—	—	—	—	—
Total assets	1,475,614,855	281,592,514	268,425,417	529,643,754	503,460,079
LIABILITIES:
Payable for:
Fund shares redeemed	719,744	149,606	162,003	143,652	152,806
Investments purchased	1,036,025	2,583,328	822,750	—	11,333,916
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	638,970	180,295	170,783	134,547	124,184
Service fees—Class 2	1,287	—	385	—	—
Service fees—Class 3	218,549	3,514	31,107	19,296	10,790
Transfer agent fees	931	569	798	931	932
Trustees' fees and expenses	9,579	1,573	1,831	4,138	4,279
Other accrued expenses	142,162	101,896	63,966	125,860	111,114
Interest on Securities Sold Short	—	—	—	—	—
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	623,485	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Payable for collateral on TBA commitments	—	—	—	—	—
Total liabilities	2,767,247	3,644,266	1,253,623	428,424	11,738,021
Commitments and contingent liabilities (Note 5)
Net assets	$1,472,847,608	$277,948,248	$267,171,794	$529,215,330	$491,722,058
* Cost
Investments (unaffiliated)	$1,505,484,084	$221,365,563	$234,267,475	$570,740,473	$505,060,056
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$4	$153,551	$—	$—	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2024 (unaudited) — (continued)

	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index
NET ASSETS REPRESENTED BY:
Paid in capital	$1,542,111,036	$203,750,460	$229,911,779	$557,692,079	$497,666,192
Total accumulated earnings (loss)	(69,263,428)	74,197,788	37,260,015	(28,476,749)	(5,944,134)
Net assets	$1,472,847,608	$277,948,248	$267,171,794	$529,215,330	$491,722,058
Class 1 (unlimited shares authorized):
Net assets	$418,204,488	$261,259,645	$114,717,238	$442,338,985	$440,444,431
Shares of beneficial interest issued and outstanding	35,435,524	13,856,726	9,026,318	45,880,364	43,497,679
Net asset value, offering and redemption price per share	$11.80	$18.85	$12.71	$9.64	$10.13
Class 2 (unlimited shares authorized):
Net assets	$10,165,153	$—	$3,110,093	$—	$—
Shares of beneficial interest issued and outstanding	861,020	—	245,420	—	—
Net asset value, offering and redemption price per share	$11.81	$—	$12.67	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$1,044,477,967	$16,688,603	$149,344,463	$86,876,345	$51,277,627
Shares of beneficial interest issued and outstanding	89,379,565	893,234	11,913,448	9,077,712	5,096,279
Net asset value, offering and redemption price per share	$11.69	$18.68	$12.54	$9.57	$10.06
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2024 (unaudited) — (continued)

	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Core	SA Franklin Systematic U.S. Large Cap Value	SA Franklin Tactical Opportunities
ASSETS:
Investments at value (unaffiliated)*	$1,261,341,934	$316,312,209	$162,548,223	$449,428,411	$100,708,114
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	4	157,086	15	—	—
Foreign cash*	—	44	—	—	2,563
Cash collateral on futures contracts	—	—	—	—	14,410
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	24,640
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	747	2,256	196,821	—	—
Dividends and interest	1,792,536	162,876	89,023	328,157	370,185
Investments sold	4,929,442	483,335	—	1,571,184	292,670
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	226	—	—	—	9
Due from investment adviser for expense reimbursements/fee waivers	56,549	25,055	—	—	—
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Receivable from trading and investment violations (Note 5)	—	—	—	—	—
Total assets	1,268,121,438	317,142,861	162,834,082	451,327,752	101,412,591
LIABILITIES:
Payable for:
Fund shares redeemed	595,061	162,576	74,202	205,781	10,969
Investments purchased	5,956,600	2,481,508	—	12,859,112	134,483
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	751,992	244,054	67,933	202,085	59,891
Service fees—Class 2	4,988	—	—	673	—
Service fees—Class 3	91,922	40,462	3,524	47,636	21,353
Transfer agent fees	1,087	672	488	599	406
Trustees' fees and expenses	9,724	2,125	860	2,712	488
Other accrued expenses	131,600	77,687	52,372	96,206	75,469
Interest on Securities Sold Short	—	—	—	—	—
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	22,715
Due to custodian	—	—	—	—	36,528
Payable for variation margin on futures contracts	—	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Payable for collateral on TBA commitments	—	—	—	—	—
Total liabilities	7,542,974	3,009,084	199,379	13,414,804	362,302
Commitments and contingent liabilities (Note 5)
Net assets	$1,260,578,464	$314,133,777	$162,634,703	$437,912,948	$101,050,289
* Cost
Investments (unaffiliated)	$954,608,198	$263,058,887	$121,340,667	$394,673,577	$84,206,581
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$44	$—	$—	$2,561
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2024 (unaudited) — (continued)

	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Core	SA Franklin Systematic U.S. Large Cap Value	SA Franklin Tactical Opportunities
NET ASSETS REPRESENTED BY:
Paid in capital	$796,880,082	$247,337,294	$106,211,574	$365,506,396	$81,961,847
Total accumulated earnings (loss)	463,698,382	66,796,483	56,423,129	72,406,552	19,088,442
Net assets	$1,260,578,464	$314,133,777	$162,634,703	$437,912,948	$101,050,289
Class 1 (unlimited shares authorized):
Net assets	$773,846,859	$111,067,626	$145,223,732	$201,064,295	$174,878
Shares of beneficial interest issued and outstanding	37,098,217	6,208,247	6,780,316	15,623,561	13,519
Net asset value, offering and redemption price per share	$20.86	$17.89	$21.42	$12.87	$12.94
Class 2 (unlimited shares authorized):
Net assets	$40,428,015	$—	$—	$5,136,727	$—
Shares of beneficial interest issued and outstanding	1,937,185	—	—	400,602	—
Net asset value, offering and redemption price per share	$20.87	$—	$—	$12.82	$—
Class 3 (unlimited shares authorized):
Net assets	$446,303,590	$203,066,151	$17,410,971	$231,711,926	$100,875,411
Shares of beneficial interest issued and outstanding	21,611,763	11,571,764	819,860	18,410,021	7,827,798
Net asset value, offering and redemption price per share	$20.65	$17.55	$21.24	$12.59	$12.89
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2024 (unaudited) — (continued)

	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$—	$48,297,223	$—
Investments at value (affiliated)*	101,473,122	105,926,490	385,572,107	—	273,118,209
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	—	—	—	—	—
Foreign cash*	—	—	—	201,525	—
Cash collateral on futures contracts	—	—	—	367,787	—
Cash collateral on centrally cleared swap contracts	—	—	—	148,648	—
Receivable for variation margin on futures contracts	—	—	—	58,344	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	—	—	945,735	—	—
Dividends and interest	—	—	—	102,692	—
Investments sold	7,442	27,935	—	1,018,923	124,949
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	7,082	—
Prepaid expenses and other assets	—	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	50	—	—	—	—
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Receivable from trading and investment violations (Note 5)	—	—	—	—	—
Total assets	101,480,614	105,954,425	386,517,842	50,202,224	273,243,158
LIABILITIES:
Payable for:
Fund shares redeemed	7,442	27,935	13,489	16,130	124,949
Investments purchased	—	—	932,246	754,016	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	8,547	8,894	32,353	29,077	22,936
Service fees—Class 2	—	—	—	—	—
Service fees—Class 3	21,357	22,149	79,924	10,350	57,256
Transfer agent fees	258	258	258	310	258
Trustees' fees and expenses	510	496	2,032	177	1,640
Other accrued expenses	35,463	35,676	39,386	74,303	41,839
Interest on Securities Sold Short	—	—	—	—	—
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Due to investment adviser from expense recoupment	—	224	—	25,301	—
Due to custodian	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	3,285	—
Payable for over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	379	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Payable for collateral on TBA commitments	—	—	—	—	—
Total liabilities	73,577	95,632	1,099,688	913,328	248,878
Commitments and contingent liabilities (Note 5)
Net assets	$101,407,037	$105,858,793	$385,418,154	$49,288,896	$272,994,280
* Cost
Investments (unaffiliated)	$—	$—	$—	$42,883,214	$—
Investments (affiliated)	$92,115,459	$93,484,434	$324,177,530	$—	$238,839,424
Foreign cash	$—	$—	$—	$201,932	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2024 (unaudited) — (continued)

	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40
NET ASSETS REPRESENTED BY:
Paid in capital	$88,847,154	$89,686,834	$309,687,146	$41,706,855	$225,438,356
Total accumulated earnings (loss)	12,559,883	16,171,959	75,731,008	7,582,041	47,555,924
Net assets	$101,407,037	$105,858,793	$385,418,154	$49,288,896	$272,994,280
Class 1 (unlimited shares authorized):
Net assets	$55,632	$414,465	$4,564,885	$165,402	$386,495
Shares of beneficial interest issued and outstanding	3,035	21,453	222,925	13,979	27,342
Net asset value, offering and redemption price per share	$18.33	$19.32	$20.48	$11.83	$14.14
Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$101,351,405	$105,444,328	$380,853,269	$49,123,494	$272,607,785
Shares of beneficial interest issued and outstanding	5,537,783	5,469,410	18,722,512	4,178,303	19,352,313
Net asset value, offering and redemption price per share	$18.30	$19.28	$20.34	$11.76	$14.09
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2024 (unaudited) — (continued)

	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Janus Focused Growth
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$752,640,452	$296,538,298	$433,107,434
Investments at value (affiliated)*	531,819,911	1,454,819,706	—	—	—
Repurchase agreements (cost approximates value)	—	—	9,568,001	—	—
Cash	—	—	—	5,134,632	60,174
Foreign cash*	—	—	2,588,931	116,920	—
Cash collateral on futures contracts	—	—	—	—	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	230,065	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	—	235,939	374,641	—	—
Dividends and interest	—	—	3,302,892	9,002	272,764
Investments sold	50,786	—	—	2,029,437	4,472,977
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	—	—	—	733	—
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	37,481
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Receivable from trading and investment violations (Note 5)	—	—	—	—	—
Total assets	531,870,697	1,455,055,645	768,704,982	303,829,022	437,950,830
LIABILITIES:
Payable for:
Fund shares redeemed	50,786	21,941	102,692	164,487	213,884
Investments purchased	—	213,998	—	4,214,381	3,865,424
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	44,762	122,493	258,537	185,523	318,587
Service fees—Class 2	—	—	—	314	1,114
Service fees—Class 3	111,275	304,210	6,554	31,722	38,956
Transfer agent fees	259	258	931	880	880
Trustees' fees and expenses	3,039	8,263	5,047	1,240	2,889
Other accrued expenses	46,878	64,794	268,174	59,931	77,776
Interest on Securities Sold Short	—	—	—	—	—
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Payable for collateral on TBA commitments	—	—	—	—	—
Total liabilities	256,999	735,957	641,935	4,658,478	4,519,510
Commitments and contingent liabilities (Note 5)
Net assets	$531,613,698	$1,454,319,688	$768,063,047	$299,170,544	$433,431,320
* Cost
Investments (unaffiliated)	$—	$—	$590,174,123	$237,268,193	$238,350,593
Investments (affiliated)	$427,488,353	$1,128,167,073	$—	$—	$—
Foreign cash	$—	$—	$2,526,808	$119,378	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2024 (unaudited) — (continued)

	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Janus Focused Growth
NET ASSETS REPRESENTED BY:
Paid in capital	$399,749,544	$1,053,410,548	$584,047,579	$278,556,767	$162,966,506
Total accumulated earnings (loss)	131,864,154	400,909,140	184,015,468	20,613,777	270,464,814
Net assets	$531,613,698	$1,454,319,688	$768,063,047	$299,170,544	$433,431,320
Class 1 (unlimited shares authorized):
Net assets	$3,002,213	$9,553,856	$736,708,285	$144,679,745	$243,083,926
Shares of beneficial interest issued and outstanding	187,236	562,832	53,346,323	20,765,761	12,197,135
Net asset value, offering and redemption price per share	$16.03	$16.97	$13.81	$6.97	$19.93
Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$2,477,433	$8,663,371
Shares of beneficial interest issued and outstanding	—	—	—	394,341	457,171
Net asset value, offering and redemption price per share	$—	$—	$—	$6.28	$18.95
Class 3 (unlimited shares authorized):
Net assets	$528,611,485	$1,444,765,832	$31,354,762	$152,013,366	$181,684,023
Shares of beneficial interest issued and outstanding	33,151,056	85,524,345	2,291,115	25,870,190	9,956,591
Net asset value, offering and redemption price per share	$15.95	$16.89	$13.69	$5.88	$18.25
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2024 (unaudited) — (continued)

	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan Large Cap Core
ASSETS:
Investments at value (unaffiliated)*	$438,632,034	$179,465,785	$988,666,120	$335,328,151	$482,666,007
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	5,771,765	8,793,249	—	—	91,327
Foreign cash*	33,062	500,683	—	—	—
Cash collateral on futures contracts	29,588	495,472	—	—	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	283,067	42,429	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	134,366	94	5,781	—	113
Dividends and interest	1,708,622	947,627	1,616,741	797,351	295,548
Investments sold	3,455,264	2,193,729	—	2,977,776	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	24	—	394	—	14
Due from investment adviser for expense reimbursements/fee waivers	11,573	20,760	—	—	28,613
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	117,149	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Receivable from trading and investment violations (Note 5)	—	—	—	—	—
Total assets	450,176,514	192,459,828	990,289,036	339,103,278	483,081,622
LIABILITIES:
Payable for:
Fund shares redeemed	115,692	113,706	630,970	192,806	305,326
Investments purchased	2,851,900	—	—	—	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	229,369	186,017	452,521	217,147	298,833
Service fees—Class 2	2,258	285	1,221	356	450
Service fees—Class 3	64,035	25,623	73,887	12,060	26,111
Transfer agent fees	828	828	983	724	891
Trustees' fees and expenses	3,107	1,293	8,185	2,062	2,705
Other accrued expenses	186,714	327,694	107,579	74,083	79,989
Interest on Securities Sold Short	—	—	—	—	—
Line of credit	—	—	—	175,000	—
Accrued foreign tax on capital gains	—	37,093	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	6,466	—
Payable for variation margin on futures contracts	—	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	31,114	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Payable for collateral on TBA commitments	—	—	—	—	—
Total liabilities	3,485,017	692,539	1,275,346	680,704	714,305
Commitments and contingent liabilities (Note 5)
Net assets	$446,691,497	$191,767,289	$989,013,690	$338,422,574	$482,367,317
* Cost
Investments (unaffiliated)	$396,071,560	$164,617,240	$721,853,547	$237,845,173	$384,623,092
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$23,868	$560,045	$—	$—	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2024 (unaudited) — (continued)

	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan Large Cap Core
NET ASSETS REPRESENTED BY:
Paid in capital	$482,322,734	$223,440,348	$586,149,059	$251,033,819	$302,188,787
Total accumulated earnings (loss)	(35,631,237)	(31,673,059)	402,864,631	87,388,755	180,178,530
Net assets	$446,691,497	$191,767,289	$989,013,690	$338,422,574	$482,367,317
Class 1 (unlimited shares authorized):
Net assets	$126,598,447	$70,494,566	$621,976,908	$278,988,245	$355,420,027
Shares of beneficial interest issued and outstanding	6,578,070	8,579,555	17,690,642	12,510,732	14,528,874
Net asset value, offering and redemption price per share	$19.25	$8.22	$35.16	$22.30	$24.46
Class 2 (unlimited shares authorized):
Net assets	$17,605,306	$2,195,483	$9,800,263	$2,777,747	$3,558,692
Shares of beneficial interest issued and outstanding	919,247	268,502	279,376	124,946	145,497
Net asset value, offering and redemption price per share	$19.15	$8.18	$35.08	$22.23	$24.46
Class 3 (unlimited shares authorized):
Net assets	$302,487,744	$119,077,240	$357,236,519	$56,656,582	$123,388,598
Shares of beneficial interest issued and outstanding	15,919,888	14,718,704	10,289,384	2,580,563	5,092,278
Net asset value, offering and redemption price per share	$19.00	$8.09	$34.72	$21.96	$24.23
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2024 (unaudited) — (continued)

	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA JPMorgan Ultra-Short Bond^	SA Large Cap Growth Index	SA Large Cap Index
ASSETS:
Investments at value (unaffiliated)*	$1,808,720,500	$655,729,948	$351,040,360	$560,277,761	$3,265,071,028
Investments at value (affiliated)*	—	—	—	—	3,701,863
Repurchase agreements (cost approximates value)	2,431,643	—	—	—	47,478,178
Cash	98,892	8	2,604,874	121,264	29
Foreign cash*	—	—	—	—	—
Cash collateral on futures contracts	—	—	—	—	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	551,604	—	—	8,510	812,267
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	59,395	4,602	329	—	461,671
Dividends and interest	13,788,345	72,132	2,408,908	132,535	1,986,792
Investments sold	12,530,429	1,442,615	1,819,692	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	—	728	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	149,635	3,663	—	5,543	396,263
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Receivable from trading and investment violations (Note 5)	—	—	—	670,969	—
Total assets	1,838,330,443	657,253,696	357,874,163	561,216,582	3,319,908,091
LIABILITIES:
Payable for:
Fund shares redeemed	977,695	418,099	614,109	312,420	936,954
Investments purchased	45,755,484	1,176,718	9,382,291	—	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	897,809	427,470	135,218	145,853	1,029,684
Service fees—Class 2	651	1,808	1,278	—	—
Service fees—Class 3	178,403	85,621	47,627	13,198	25,156
Transfer agent fees	931	1,138	1,346	569	1,035
Trustees' fees and expenses	12,659	4,057	2,789	1,798	19,981
Other accrued expenses	224,724	82,831	45,240	94,296	326,030
Interest on Securities Sold Short	—	—	—	—	—
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Payable for collateral on TBA commitments	—	—	—	—	—
Total liabilities	48,048,356	2,197,742	10,229,898	568,134	2,338,840
Commitments and contingent liabilities (Note 5)
Net assets	$1,790,282,087	$655,055,954	$347,644,265	$560,648,448	$3,317,569,251
* Cost
Investments (unaffiliated)	$1,921,238,247	$585,783,369	$350,308,301	$372,218,667	$1,365,518,169
Investments (affiliated)	$—	$—	$—	$—	$2,531,056
Foreign cash	$—	$—	$—	$—	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2024 (unaudited) — (continued)

	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA JPMorgan Ultra-Short Bond^	SA Large Cap Growth Index	SA Large Cap Index
NET ASSETS REPRESENTED BY:
Paid in capital	$1,955,152,332	$730,587,312	$353,966,734	$325,544,023	$1,029,631,555
Total accumulated earnings (loss)	(164,870,245)	(75,531,358)	(6,322,469)	235,104,425	2,287,937,696
Net assets	$1,790,282,087	$655,055,954	$347,644,265	$560,648,448	$3,317,569,251
Class 1 (unlimited shares authorized):
Net assets	$935,234,271	$242,616,877	$113,579,262	$497,392,123	$3,200,529,506
Shares of beneficial interest issued and outstanding	112,424,516	13,683,919	10,359,916	18,468,841	81,838,965
Net asset value, offering and redemption price per share	$8.32	$17.73	$10.96	$26.93	$39.11
Class 2 (unlimited shares authorized):
Net assets	$5,163,415	$13,948,300	$9,926,622	$—	$—
Shares of beneficial interest issued and outstanding	622,936	855,804	919,707	—	—
Net asset value, offering and redemption price per share	$8.29	$16.30	$10.79	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$849,884,401	$398,490,777	$224,138,381	$63,256,325	$117,039,745
Shares of beneficial interest issued and outstanding	103,427,751	25,833,539	21,026,300	2,368,609	3,014,926
Net asset value, offering and redemption price per share	$8.22	$15.43	$10.66	$26.71	$38.82

^	See Note 1
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2024 (unaudited) — (continued)

	SA Large Cap Value Index	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return	SA Mid Cap Index
ASSETS:
Investments at value (unaffiliated)*	$511,403,187	$670,828,800	$875,741,285	$513,301,274	$489,766,475
Investments at value (affiliated)*	1,302,541	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	9,146,136
Cash	105,967	1,691	3,314	525,046	89
Foreign cash*	—	—	—	—	—
Cash collateral on futures contracts	—	—	—	—	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	12,798	—	—	23,362	59,700
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	6,214	—	—	—	106,581
Dividends and interest	537,333	198,589	309,579	1,833,260	122,456
Investments sold	—	—	3,190,273	3,381,793	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	—	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	7,513	—	29,799	—	—
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Receivable from trading and investment violations (Note 5)	—	—	—	—	—
Total assets	513,375,553	671,029,080	879,274,250	519,064,735	499,201,437
LIABILITIES:
Payable for:
Fund shares redeemed	237,588	353,442	580,056	236,322	108,533
Investments purchased	—	—	3,082,084	13,997,217	62,972
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	127,530	381,779	509,634	275,817	123,020
Service fees—Class 2	—	454	880	2,193	—
Service fees—Class 3	14,127	45,284	66,384	75,078	17,370
Transfer agent fees	569	880	928	776	931
Trustees' fees and expenses	2,002	4,474	6,722	3,671	2,702
Other accrued expenses	87,437	100,847	110,866	105,973	98,483
Interest on Securities Sold Short	—	—	—	—	—
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Payable for collateral on TBA commitments	—	—	—	—	—
Total liabilities	469,253	887,160	4,357,554	14,697,047	414,011
Commitments and contingent liabilities (Note 5)
Net assets	$512,906,300	$670,141,920	$874,916,696	$504,367,688	$498,787,426
* Cost
Investments (unaffiliated)	$443,401,313	$407,583,928	$553,459,930	$446,832,624	$372,012,466
Investments (affiliated)	$830,981	$—	$—	$—	$—
Foreign cash	$—	$—	$—	$—	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2024 (unaudited) — (continued)

	SA Large Cap Value Index	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return	SA Mid Cap Index
NET ASSETS REPRESENTED BY:
Paid in capital	$385,190,085	$267,758,405	$351,906,694	$377,847,038	$352,656,180
Total accumulated earnings (loss)	127,716,215	402,383,515	523,010,002	126,520,650	146,131,246
Net assets	$512,906,300	$670,141,920	$874,916,696	$504,367,688	$498,787,426
Class 1 (unlimited shares authorized):
Net assets	$444,133,306	$456,615,399	$555,928,526	$126,753,858	$414,952,061
Shares of beneficial interest issued and outstanding	21,919,208	27,067,581	23,016,952	6,609,858	26,724,553
Net asset value, offering and redemption price per share	$20.26	$16.87	$24.15	$19.18	$15.53
Class 2 (unlimited shares authorized):
Net assets	$—	$3,459,955	$6,980,218	$17,518,748	$—
Shares of beneficial interest issued and outstanding	—	207,075	288,517	912,044	—
Net asset value, offering and redemption price per share	$—	$16.71	$24.19	$19.21	$—
Class 3 (unlimited shares authorized):
Net assets	$68,772,994	$210,066,566	$312,007,952	$360,095,082	$83,835,365
Shares of beneficial interest issued and outstanding	3,425,742	12,773,186	13,030,365	18,871,604	5,454,583
Net asset value, offering and redemption price per share	$20.08	$16.45	$23.94	$19.08	$15.37
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2024 (unaudited) — (continued)

	SA Morgan Stanley International Equities	SA PIMCO Global Bond Opportunities^	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
ASSETS:
Investments at value (unaffiliated)*	$343,801,962	$395,740,401	$464,162,709	$626,039,921	$257,627,194
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	266,974	701,000,000	—
Cash	1,911,987	—	7	3,381,536	242,815
Foreign cash*	3,601,606	1,812,390	567,288	910,829	—
Cash collateral on futures contracts	—	3,028,000	—	26,149,000	—
Cash collateral on centrally cleared swap contracts	—	4,691,000	—	1,619,000	—
Receivable for variation margin on futures contracts	—	—	—	4,491,619	—
Receivable for variation margin on centrally cleared swap contracts	—	813,364	—	2,823,551	—
Receivable for:
Fund shares sold	1,776	11,642	—	—	29,821
Dividends and interest	1,967,838	1,462,288	3,725,888	4,088,216	4,247,068
Investments sold	—	106,271,634	1,138,604	77,107,410	173,188
Written options	—	3,580	—	—	—
Receipts on swap contracts	—	884,648	—	1,075,847	—
Prepaid expenses and other assets	—	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	14,845	5,191	30,470	—	—
Premiums paid on over-the-counter swap contracts	—	37,099	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	265,367	—	835,848	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Receivable from trading and investment violations (Note 5)	—	—	—	—	—
Total assets	351,300,014	515,026,604	469,891,940	1,449,522,777	262,320,086
LIABILITIES:
Payable for:
Fund shares redeemed	238,664	108,145	261,900	432,846	85,672
Investments purchased	37,600	173,120,509	—	409,130,091	2,830,348
Reverse repurchase agreement	—	—	—	85,498,687	—
Payments on swap contracts	—	682,445	—	789,282	—
Investment advisory and management fees	248,099	163,933	326,298	692,308	138,755
Service fees—Class 2	735	316	988	—	654
Service fees—Class 3	24,353	50,198	70,388	201,697	26,836
Transfer agent fees	982	646	724	258	983
Trustees' fees and expenses	2,562	2,302	4,056	7,496	1,790
Other accrued expenses	95,722	212,068	193,601	159,745	78,893
Interest on Securities Sold Short	—	—	—	75,510	—
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	29,972	—
Due to custodian	—	47,685	—	—	—
Payable for variation margin on futures contracts	—	47,598	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for over-the-counter derivative contracts	—	—	—	180,000	—
Forward sales contracts, at value	—	28,427,045	—	—	—
Call and put options written, at value@	—	144,611	—	148,126	—
Unrealized depreciation on forward foreign currency contracts	—	3,994,004	—	597,954	—
Unrealized depreciation on over-the-counter swap contracts	—	53,696	—	—	—
Payable for collateral on TBA commitments	—	270,000	—	270,000	—
Total liabilities	648,717	207,325,201	857,955	498,213,972	3,163,931
Commitments and contingent liabilities (Note 5)
Net assets	$350,651,297	$307,701,403	$469,033,985	$951,308,805	$259,156,155
* Cost
Investments (unaffiliated)	$298,492,789	$392,897,161	$437,508,584	$638,649,224	$258,766,414
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$3,589,153	$1,825,409	$570,350	$885,996	$—
Proceeds from forward sales contracts	$—	$28,171,309	$—	$—	$—
@ Premiums received on options written	$—	$214,634	$—	$57,092	$—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2024 (unaudited) — (continued)

	SA Morgan Stanley International Equities	SA PIMCO Global Bond Opportunities^	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
NET ASSETS REPRESENTED BY:
Paid in capital	$291,930,123	$400,551,225	$419,868,218	$1,026,757,616	$382,122,499
Total accumulated earnings (loss)	58,721,174	(92,849,822)	49,165,767	(75,448,811)	(122,966,344)
Net assets	$350,651,297	$307,701,403	$469,033,985	$951,308,805	$259,156,155
Class 1 (unlimited shares authorized):
Net assets	$229,845,895	$67,060,084	$124,859,556	$258,068	$125,512,808
Shares of beneficial interest issued and outstanding	22,544,057	7,236,670	8,641,241	24,873	23,357,595
Net asset value, offering and redemption price per share	$10.20	$9.27	$14.45	$10.38	$5.37
Class 2 (unlimited shares authorized):
Net assets	$5,770,237	$2,493,587	$7,870,507	$—	$5,119,489
Shares of beneficial interest issued and outstanding	568,591	272,932	544,322	—	952,788
Net asset value, offering and redemption price per share	$10.15	$9.14	$14.46	$—	$5.37
Class 3 (unlimited shares authorized):
Net assets	$115,035,165	$238,147,732	$336,303,922	$951,050,737	$128,523,858
Shares of beneficial interest issued and outstanding	11,381,106	26,460,493	23,339,384	92,769,993	24,135,818
Net asset value, offering and redemption price per share	$10.11	$9.00	$14.41	$10.25	$5.33

^	See Note 1
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2024 (unaudited) — (continued)

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced
ASSETS:
Investments at value (unaffiliated)*	$341,557,916	$454,573,994	$327,153,179	$753,022,163	$1,495,985,002
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	6,787,383	—	—
Cash	2,159	15	769	—	—
Foreign cash*	3	1,286,579	—	97,067	283,279
Cash collateral on futures contracts	—	7,033,536	—	—	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	1,339,120	44,527	2,836	3,977,004
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	3,570	—	76,626	—	—
Dividends and interest	922,759	2,483,816	66,351	1,976,622	6,428,817
Investments sold	—	573,726	87,583	1,040,251	3,440,734
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	7,040	4,433
Prepaid expenses and other assets	1	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	14,289	1,159	9,728	—	—
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	985,671	626,218	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Receivable from trading and investment violations (Note 5)	—	—	—	—	—
Total assets	343,486,368	467,918,163	334,226,146	756,145,979	1,510,119,269
LIABILITIES:
Payable for:
Fund shares redeemed	184,392	258,261	96,528	133,527	825,109
Investments purchased	—	1,526,910	47,160	1,496,748	13,328,584
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	266,746	332,270	94,293	440,154	964,703
Service fees—Class 2	610	—	—	—	—
Service fees—Class 3	21,806	98,732	14,862	158,663	315,868
Transfer agent fees	1,035	207	931	258	258
Trustees' fees and expenses	2,481	3,502	1,840	4,306	10,663
Other accrued expenses	95,938	153,276	140,090	131,367	241,668
Interest on Securities Sold Short	—	—	—	—	—
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	39,720
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	351	1,289
Payable for variation margin on futures contracts	—	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	4,184	2,333
Payable for over-the-counter derivative contracts	—	—	—	—	5,600,000
Forward sales contracts, at value	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	975,810	882,711	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Payable for collateral on TBA commitments	—	—	—	—	—
Total liabilities	1,548,818	3,255,869	395,704	2,369,558	21,330,195
Commitments and contingent liabilities (Note 5)
Net assets	$341,937,550	$464,662,294	$333,830,442	$753,776,421	$1,488,789,074
* Cost
Investments (unaffiliated)	$274,910,078	$420,326,688	$278,821,355	$631,503,459	$1,321,232,673
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$3	$1,273,282	$—	$97,233	$283,046
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2024 (unaudited) — (continued)

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced
NET ASSETS REPRESENTED BY:
Paid in capital	$355,296,283	$454,645,139	$267,163,307	$597,015,786	$1,315,201,005
Total accumulated earnings (loss)	(13,358,733)	10,017,155	66,667,135	156,760,635	173,588,069
Net assets	$341,937,550	$464,662,294	$333,830,442	$753,776,421	$1,488,789,074
Class 1 (unlimited shares authorized):
Net assets	$232,650,734	$349,352	$259,778,576	$578,512	$249,704
Shares of beneficial interest issued and outstanding	18,322,092	32,390	19,141,385	37,734	20,171
Net asset value, offering and redemption price per share	$12.70	$10.79	$13.57	$15.33	$12.38
Class 2 (unlimited shares authorized):
Net assets	$4,838,916	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	378,646	—	—	—	—
Net asset value, offering and redemption price per share	$12.78	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$104,447,900	$464,312,942	$74,051,866	$753,197,909	$1,488,539,370
Shares of beneficial interest issued and outstanding	8,197,122	43,143,992	5,510,082	49,285,407	120,476,587
Net asset value, offering and redemption price per share	$12.74	$10.76	$13.44	$15.28	$12.36
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2024 (unaudited) — (continued)

	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation
ASSETS:
Investments at value (unaffiliated)*	$1,459,249,354	$882,067,404	$106,588,804
Investments at value (affiliated)*	7,020,872,012	4,574,517,217	444,951,816
Repurchase agreements (cost approximates value)	—	—	—
Cash	45	35	—
Foreign cash*	—	522	—
Cash collateral on futures contracts	—	—	—
Cash collateral on centrally cleared swap contracts	—	—	—
Receivable for variation margin on futures contracts	32,194,335	12,397,502	2,297,177
Receivable for variation margin on centrally cleared swap contracts	—	—	—
Receivable for:
Fund shares sold	—	—	31,606
Dividends and interest	14,484,074	8,745,161	434,749
Investments sold	21,165,964	15,560,318	—
Written options	—	—	—
Receipts on swap contracts	—	—	—
Prepaid expenses and other assets	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	41,883	21,327	—
Premiums paid on over-the-counter swap contracts	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—
Receivable from trading and investment violations (Note 5)	—	—	—
Total assets	8,548,007,667	5,493,309,486	554,304,152
LIABILITIES:
Payable for:
Fund shares redeemed	4,832,323	3,214,002	11,146
Investments purchased	17,307,227	13,051,987	16,373
Reverse repurchase agreement	—	—	—
Payments on swap contracts	—	—	—
Investment advisory and management fees	1,518,421	1,004,675	91,874
Service fees—Class 2	—	—	—
Service fees—Class 3	1,786,758	1,144,534	116,014
Transfer agent fees	362	362	258
Trustees' fees and expenses	65,710	42,750	3,346
Other accrued expenses	332,405	201,096	96,489
Interest on Securities Sold Short	—	—	—
Line of credit	—	—	—
Accrued foreign tax on capital gains	—	—	—
Due to investment adviser from expense recoupment	—	—	—
Due to custodian	—	—	—
Payable for variation margin on futures contracts	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—
Payable for over-the-counter derivative contracts	85,260,200	53,825,900	2,000,000
Forward sales contracts, at value	—	—	—
Call and put options written, at value@	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—
Payable for collateral on TBA commitments	—	—	—
Total liabilities	111,103,406	72,485,306	2,335,500
Commitments and contingent liabilities (Note 5)
Net assets	$8,436,904,261	$5,420,824,180	$551,968,652
* Cost
Investments (unaffiliated)	$1,489,730,790	$899,844,290	$106,748,070
Investments (affiliated)	$6,310,318,018	$4,268,441,916	$369,175,786
Foreign cash	$—	$563	$—
Proceeds from forward sales contracts	$—	$—	$—
@ Premiums received on options written	$—	$—	$—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2024 (unaudited) — (continued)

	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation
NET ASSETS REPRESENTED BY:
Paid in capital	$7,842,786,423	$5,216,801,848	$453,242,923
Total accumulated earnings (loss)	594,117,838	204,022,332	98,725,729
Net assets	$8,436,904,261	$5,420,824,180	$551,968,652
Class 1 (unlimited shares authorized):
Net assets	$477,224	$673,361	$527,948
Shares of beneficial interest issued and outstanding	39,912	54,743	40,035
Net asset value, offering and redemption price per share	$11.96	$12.30	$13.19
Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$8,436,427,037	$5,420,150,819	$551,440,704
Shares of beneficial interest issued and outstanding	705,857,327	440,683,471	41,889,336
Net asset value, offering and redemption price per share	$11.95	$12.30	$13.16
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2024 (unaudited)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA Emerging Markets Equity Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$4,624,824	$4,474,486	$6,241	$4,889,817	$1,593,204
Dividends (affiliated)	—	—	1,201,131	—	—
Interest (unaffiliated)	255,605	29,910	562	5,763,334	17,831
Total investment income*	4,880,429	4,504,396	1,207,934	10,653,151	1,611,035
EXPENSES:
Investment advisory and management fees	5,531,486	2,314,661	328,609	2,956,797	211,049
Service Fees:
Class 2	62,731	6,605	—	—	—
Class 3	822,068	480,505	126,158	864,678	24,262
Transfer agent fees and expenses	2,006	1,040	304	297	1,040
Custodian and accounting fees	79,166	35,599	6,957	176,743	52,702
Reports to shareholders	30,813	9,041	1,831	12,155	1,723
Audit and tax fees	20,215	20,019	24,938	21,574	22,327
Legal fees	9,334	5,068	760	6,417	5,519
Trustees' fees and expenses	25,085	6,885	1,489	9,722	1,346
Interest expense	—	—	—	5,489	474
License fee	—	—	—	9,322	25,170
Other expenses	25,121	21,277	18,404	42,374	68,706
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	6,608,025	2,900,700	509,450	4,105,568	414,318
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	(125,139)	(215,182)	(86,075)	(117,561)
Fees paid indirectly (Note 2)	(4,390)	(5,951)	—	—	—
Net expenses	6,603,635	2,769,610	294,268	4,019,493	296,757
Net investment income (loss)	(1,723,206)	1,734,786	913,666	6,633,658	1,314,278
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	110,693,702	23,810,531	2,809,226	9,144,749	(1,540,220)
Investments (affiliated)	—	—	(35,280)	—	—
Futures contracts	—	—	—	12,904,747	310,472
Forward contracts	—	—	—	(479,161)	—
Swap contracts	—	—	—	585,346	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(83,578)	(123,860)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	110,693,702	23,810,531	2,773,946	22,072,103	(1,353,608)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	90,714,300	35,476,499	4,395,813	24,570,473	11,175,581
Investments (affiliated)	—	—	142,775	—	—
Futures contracts	—	—	—	(2,122,567)	35,784
Forward contracts	—	—	—	116,091	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	672,416	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	4	—	—	6,550	11,311
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(300,083)
Net unrealized gain (loss) on investments and foreign currencies	90,714,304	35,476,499	4,538,588	23,242,963	10,922,593
Net realized and unrealized gain (loss) on investments and foreign currencies	201,408,006	59,287,030	7,312,534	45,315,066	9,568,985
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$199,684,800	$61,021,816	$8,226,200	$51,948,724	$10,883,263
* Net of foreign withholding taxes on interest and dividends of	$25,546	$11,534	$—	$327,977	$195,454
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$68,472
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2024 (unaudited) — (continued)

	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$47,750	$2,070,553	$4,719,079	$347,568	$310,123
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	30,157,591	33,423	8,350	8,724,646	7,213,107
Total investment income*	30,205,341	2,103,976	4,727,429	9,072,214	7,523,230
EXPENSES:
Investment advisory and management fees	3,647,705	1,045,596	978,295	789,675	725,585
Service Fees:
Class 2	7,529	—	2,187	—	—
Class 3	1,238,242	20,543	176,713	114,926	61,800
Transfer agent fees and expenses	1,337	817	1,093	1,338	1,338
Custodian and accounting fees	81,866	72,996	14,910	33,093	31,559
Reports to shareholders	23,267	3,771	4,436	9,558	8,605
Audit and tax fees	28,273	22,318	19,060	21,605	21,913
Legal fees	8,557	5,312	4,158	4,981	4,986
Trustees' fees and expenses	19,736	3,493	3,470	7,688	7,393
Interest expense	292	700	111	—	—
License fee	—	—	—	52,645	49,662
Other expenses	22,806	36,085	15,660	22,159	23,227
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	5,079,610	1,211,631	1,220,093	1,057,668	936,068
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	(221)	—	(47,540)	(50,327)
Fees paid indirectly (Note 2)	—	(16,912)	(4,609)	—	—
Net expenses	5,079,610	1,194,498	1,215,484	1,010,128	885,741
Net investment income (loss)	25,125,731	909,478	3,511,945	8,062,086	6,637,489
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(1,472,024)	14,636,429	3,924,009	(738,231)	(894,043)
Investments (affiliated)	—	—	—	—	—
Futures contracts	286,352	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(11,338)	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	(1,185,672)	14,625,091	3,924,009	(738,231)	(894,043)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	3,352,009	6,511,482	16,123,461	1,450,515	4,039,807
Investments (affiliated)	—	—	—	—	—
Futures contracts	(334,551)	—	—	—	—
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	27,337	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	64,917	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	3,017,458	6,603,736	16,123,461	1,450,515	4,039,807
Net realized and unrealized gain (loss) on investments and foreign currencies	1,831,786	21,228,827	20,047,470	712,284	3,145,764
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,957,517	$22,138,305	$23,559,415	$8,774,370	$9,783,253
* Net of foreign withholding taxes on interest and dividends of	$—	$287,895	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$256,242	$—	$—	$—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2024 (unaudited) — (continued)

	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Core	SA Franklin Systematic U.S. Large Cap Value	SA Franklin Tactical Opportunities
INVESTMENT INCOME:
Dividends (unaffiliated)	$16,165,193	$2,744,958	$965,639	$4,016,288	$762,095
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	151	136,486	31,244	81,425	474,337
Total investment income*	16,165,344	2,881,444	996,883	4,097,713	1,236,432
EXPENSES:
Investment advisory and management fees	4,418,571	1,407,960	380,494	1,102,009	341,217
Service Fees:
Class 2	29,295	—	—	3,851	—
Class 3	535,770	228,053	19,337	274,936	121,657
Transfer agent fees and expenses	1,560	966	898	877	513
Custodian and accounting fees	59,112	20,960	6,848	19,298	26,159
Reports to shareholders	20,878	4,611	2,633	6,157	1,642
Audit and tax fees	20,211	20,213	23,414	20,207	25,193
Legal fees	7,629	4,274	4,087	760	4,708
Trustees' fees and expenses	16,525	3,904	2,082	4,989	1,442
Interest expense	3,938	5,033	1,401	16,668	—
License fee	—	—	—	—	22,580
Other expenses	24,369	20,579	19,105	21,473	34,634
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	5,137,858	1,716,553	460,299	1,471,225	579,745
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(332,154)	(144,391)	—	—	(63,247)
Fees paid indirectly (Note 2)	(6,392)	—	—	—	(12)
Net expenses	4,799,312	1,572,162	460,299	1,471,225	516,486
Net investment income (loss)	11,366,032	1,309,282	536,584	2,626,488	719,946
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	110,413,963	4,940,309	8,352,497	27,311,595	2,109,485
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	323,042
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	4,725	—	—	(5,078)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	110,413,963	4,945,034	8,352,497	27,311,595	2,427,449
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	37,934,963	40,371,081	14,131,520	23,617,633	5,344,264
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	(55,580)
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(254)	—	—	252
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	37,934,963	40,370,827	14,131,520	23,617,633	5,288,936
Net realized and unrealized gain (loss) on investments and foreign currencies	148,348,926	45,315,861	22,484,017	50,929,228	7,716,385
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$159,714,958	$46,625,143	$23,020,601	$53,555,716	$8,436,331
* Net of foreign withholding taxes on interest and dividends of	$—	$30,486	$—	$—	$44,869
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2024 (unaudited) — (continued)

	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$—	$669,382	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	—	—	—	13,583	—
Total investment income*	—	—	—	682,965	—
EXPENSES:
Investment advisory and management fees	48,998	50,349	184,731	164,092	131,939
Service Fees:
Class 2	—	—	—	—	—
Class 3	122,429	125,378	456,363	58,408	329,386
Transfer agent fees and expenses	371	371	371	446	371
Custodian and accounting fees	3,158	3,158	3,158	18,771	5,875
Reports to shareholders	738	783	6,439	952	4,762
Audit and tax fees	14,178	14,178	15,179	19,949	14,045
Legal fees	3,477	3,314	4,365	3,211	3,968
Trustees' fees and expenses	1,439	1,474	5,120	722	3,823
Interest expense	—	—	—	5,444	—
License fee	—	—	—	22,580	—
Other expenses	13,595	13,611	14,404	24,837	13,966
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	208,383	212,616	690,130	319,412	508,135
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	2,241	3,390	—	(65,682)	—
Fees paid indirectly (Note 2)	—	—	—	—	—
Net expenses	210,624	216,006	690,130	253,730	508,135
Net investment income (loss)	(210,624)	(216,006)	(690,130)	429,235	(508,135)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	—	—	2,496,558	—
Investments (affiliated)	1,132,901	1,190,418	4,146,686	—	3,960,887
Futures contracts	—	—	—	(155,996)	—
Forward contracts	—	—	—	(656)	—
Swap contracts	—	—	—	84,680	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(5,472)	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	1,132,901	1,190,418	4,146,686	2,419,114	3,960,887
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	—	—	2,087,721	—
Investments (affiliated)	6,533,950	8,163,069	34,803,072	—	19,414,203
Futures contracts	—	—	—	66,975	—
Forward contracts	—	—	—	(379)	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	(40,032)	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(270)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	6,533,950	8,163,069	34,803,072	2,114,015	19,414,203
Net realized and unrealized gain (loss) on investments and foreign currencies	7,666,851	9,353,487	38,949,758	4,533,129	23,375,090
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,456,227	$9,137,481	$38,259,628	$4,962,364	$22,866,955
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$24,212	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2024 (unaudited) — (continued)

	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Janus Focused Growth
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$14,595,800	$599,556	$1,626,790
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	—	—	148,012	29,187	148,473
Total investment income*	—	—	14,743,812	628,743	1,775,263
EXPENSES:
Investment advisory and management fees	256,332	699,858	1,511,181	1,086,782	1,884,396
Service Fees:
Class 2	—	—	—	1,871	6,329
Class 3	636,985	1,738,393	36,983	183,961	226,941
Transfer agent fees and expenses	371	371	1,337	1,263	1,263
Custodian and accounting fees	5,875	5,875	127,553	20,805	22,526
Reports to shareholders	9,085	24,401	12,412	4,984	7,596
Audit and tax fees	13,973	13,973	21,622	20,214	20,213
Legal fees	4,770	7,647	5,736	4,083	4,239
Trustees' fees and expenses	7,150	19,357	10,428	3,633	6,222
Interest expense	—	—	1,617	1,150	5,386
License fee	—	—	128,257	—	—
Other expenses	14,826	18,431	34,433	20,589	20,037
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	949,367	2,528,306	1,891,559	1,349,335	2,205,148
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	—	—	—	(221,694)
Fees paid indirectly (Note 2)	—	—	—	(5,009)	(2,450)
Net expenses	949,367	2,528,306	1,891,559	1,344,326	1,981,004
Net investment income (loss)	(949,367)	(2,528,306)	12,852,253	(715,583)	(205,741)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	—	4,845,064	14,954,716	60,651,349
Investments (affiliated)	7,664,414	20,202,814	—	—	—
Futures contracts	—	—	842,698	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(255,134)	(397)	(393)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	7,664,414	20,202,814	5,432,628	14,954,319	60,650,956
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	—	44,018,588	22,037,574	1,831,012
Investments (affiliated)	47,811,282	142,904,418	—	—	—
Futures contracts	—	—	203,413	—	—
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	82,245	(2,412)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	47,811,282	142,904,418	44,304,246	22,035,162	1,831,012
Net realized and unrealized gain (loss) on investments and foreign currencies	55,475,696	163,107,232	49,736,874	36,989,481	62,481,968
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,526,329	$160,578,926	$62,589,127	$36,273,898	$62,276,227
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$1,656,990	$5,632	$27,078
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2024 (unaudited) — (continued)

	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan Large Cap Core
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,509,172	$4,663,662	$12,780,460	$3,381,974	$2,803,326
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	3,098,312	96,025	88,617	13,269	20,212
Total investment income*	6,607,484	4,759,687	12,869,077	3,395,243	2,823,538
EXPENSES:
Investment advisory and management fees	1,340,642	1,091,362	2,666,569	1,250,914	1,675,908
Service Fees:
Class 2	13,298	1,660	7,091	2,049	2,568
Class 3	372,617	151,246	425,853	69,784	150,990
Transfer agent fees and expenses	1,189	1,189	1,412	1,040	1,244
Custodian and accounting fees	129,546	90,730	46,091	26,071	27,824
Reports to shareholders	7,062	2,831	17,523	5,934	8,729
Audit and tax fees	28,777	26,514	20,023	26,616	20,211
Legal fees	7,343	5,039	7,212	4,543	12,635
Trustees' fees and expenses	6,230	2,735	13,129	4,475	5,991
Interest expense	3,563	—	—	2,013	413
License fee	9,363	—	—	—	—
Other expenses	41,657	28,463	21,459	26,873	20,154
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,961,287	1,401,769	3,226,362	1,420,312	1,926,667
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(57,409)	(121,771)	—	—	(160,132)
Fees paid indirectly (Note 2)	(817)	—	(5,939)	(23)	(2,070)
Net expenses	1,903,061	1,279,998	3,220,423	1,420,289	1,764,465
Net investment income (loss)	4,704,423	3,479,689	9,648,654	1,974,954	1,059,073
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	15,187,060	2,852,665	47,746,522	31,639,439	23,643,425
Investments (affiliated)	—	—	—	—	—
Futures contracts	(1,005,049)	728,208	—	—	—
Forward contracts	(387,944)	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(46,048)	(53,282)	—	(54,335)	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	(1,369)	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	1,369	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	13,748,019	3,527,591	47,746,522	31,585,104	23,643,425
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	18,220,409	20,438,615	39,630,811	13,967,865	42,628,606
Investments (affiliated)	—	—	—	—	—
Futures contracts	(2,787,125)	111,925	—	—	—
Forward contracts	70,029	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	14,136	(3,790)	—	(874)	18
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	7,439	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	15,517,449	20,554,189	39,630,811	13,966,991	42,628,624
Net realized and unrealized gain (loss) on investments and foreign currencies	29,265,468	24,081,780	87,377,333	45,552,095	66,272,049
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,969,891	$27,561,469	$97,025,987	$47,527,049	$67,331,122
* Net of foreign withholding taxes on interest and dividends of	$182,846	$496,406	$14,029	$256,209	$13,642
** Net of foreign withholding taxes on capital gains of	$—	$4,656	$—	$—	$—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2024 (unaudited) — (continued)

	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA JPMorgan Ultra-Short Bond^	SA Large Cap Growth Index	SA Large Cap Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$230,740	$1,635,722	$254,785	$1,822,935	$22,613,713
Dividends (affiliated)	—	—	—	—	38,983
Interest (unaffiliated)	38,262,094	29,991	9,388,533	6,606	295,828
Total investment income*	38,492,834	1,665,713	9,643,318	1,829,541	22,948,524
EXPENSES:
Investment advisory and management fees	5,152,514	2,511,431	804,394	804,504	5,932,226
Service Fees:
Class 2	3,848	11,127	7,517	—	—
Class 3	1,033,614	494,945	282,294	71,655	143,025
Transfer agent fees and expenses	1,337	1,635	1,932	817	1,486
Custodian and accounting fees	136,704	36,166	20,041	28,416	150,727
Reports to shareholders	29,555	10,537	14,327	9,174	57,069
Audit and tax fees	46,683	20,212	24,456	21,941	20,409
Legal fees	12,777	5,856	49,518	4,563	13,712
Trustees' fees and expenses	24,272	9,151	5,040	7,181	44,147
Interest expense	10,573	—	—	5,590	10,503
License fee	1,341	—	—	55,949	162,138
Other expenses	28,740	28,267	20,961	22,641	30,547
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	6,481,958	3,129,327	1,230,480	1,032,431	6,565,989
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(858,752)	(16,698)	—	(14,285)	(2,269,938)
Fees paid indirectly (Note 2)	—	(9,276)	—	—	—
Net expenses	5,623,206	3,103,353	1,230,480	1,018,146	4,296,051
Net investment income (loss)	32,869,628	(1,437,640)	8,412,838	811,395	18,652,473
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(9,959,295)	49,195,611	137,380	22,391,521	173,015,421
Investments (affiliated)	—	—	—	—	128,881
Futures contracts	(217,403)	—	—	71,695	6,404,047
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	27,581	—	—	(670,969)	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	670,969	—
Net realized gain (loss) on investments and foreign currencies	(10,149,117)	49,195,611	137,380	22,463,216	179,548,349
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	19,580,016	(20,182,052)	947,361	65,213,920	242,567,238
Investments (affiliated)	—	—	—	—	357,765
Futures contracts	(2,628,950)	—	—	(16,131)	5,671
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	16,951,066	(20,182,052)	947,361	65,197,789	242,930,674
Net realized and unrealized gain (loss) on investments and foreign currencies	6,801,949	29,013,559	1,084,741	87,661,005	422,479,023
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,671,577	$27,575,919	$9,497,579	$88,472,400	$441,131,496
* Net of foreign withholding taxes on interest and dividends of	$2,586	$—	$—	$1,247	$5,738
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

^	See Note 1
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2024 (unaudited) — (continued)

	SA Large Cap Value Index	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return	SA Mid Cap Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,611,264	$2,479,029	$5,832,909	$3,429,353	$3,733,198
Dividends (affiliated)	13,132	—	—	—	—
Interest (unaffiliated)	5,846	52,687	122,396	4,392,108	50,044
Total investment income*	5,630,242	2,531,716	5,955,305	7,821,461	3,783,242
EXPENSES:
Investment advisory and management fees	730,454	2,211,980	3,046,743	1,609,506	710,970
Service Fees:
Class 2	—	2,541	4,973	12,962	—
Class 3	78,683	260,100	393,712	435,049	97,521
Transfer agent fees and expenses	817	1,263	1,340	1,114	1,337
Custodian and accounting fees	28,988	36,136	46,720	58,010	25,649
Reports to shareholders	8,102	11,318	15,455	8,629	8,513
Audit and tax fees	21,531	20,020	20,294	22,812	21,266
Legal fees	4,703	6,392	6,438	5,711	4,631
Trustees' fees and expenses	6,494	9,515	12,358	6,953	6,313
Interest expense	1,846	12,135	9,728	551	2,137
License fee	50,876	—	—	1,345	47,398
Other expenses	23,391	21,913	22,777	24,956	22,101
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	955,885	2,593,313	3,580,538	2,187,598	947,836
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(20,791)	—	(178,311)	—	—
Fees paid indirectly (Note 2)	—	—	—	—	—
Net expenses	935,094	2,593,313	3,402,227	2,187,598	947,836
Net investment income (loss)	4,695,148	(61,597)	2,553,078	5,633,863	2,835,406
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	1,020,764	67,555,743	86,462,478	23,300,931	16,051,847
Investments (affiliated)	16,108	—	—	—	—
Futures contracts	107,543	—	—	(72,022)	286,215
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(8,045)	(3,730)	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	1,144,415	67,555,743	86,454,433	23,225,179	16,338,062
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	42,029,297	44,140,756	27,450,878	9,520,690	43,180,556
Investments (affiliated)	146,194	—	—	—	—
Futures contracts	(24,197)	—	—	(73,160)	65,052
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	7,021	(1,764)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	42,151,294	44,140,756	27,457,899	9,445,766	43,245,608
Net realized and unrealized gain (loss) on investments and foreign currencies	43,295,709	111,696,499	113,912,332	32,670,945	59,583,670
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,990,857	$111,634,902	$116,465,410	$38,304,808	$62,419,076
* Net of foreign withholding taxes on interest and dividends of	$483	$7,605	$37,608	$46,731	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2024 (unaudited) — (continued)

	SA Morgan Stanley International Equities	SA PIMCO Global Bond Opportunities^	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,597,429	$121,605	$11,261,407	$—	$507,484
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	28,307	5,333,451	10,827	25,659,996	8,680,027
Total investment income*	5,625,736	5,455,056	11,272,234	25,659,996	9,187,511
EXPENSES:
Investment advisory and management fees	1,458,274	936,795	1,923,734	4,046,083	812,896
Service Fees:
Class 2	4,346	1,933	5,782	—	3,931
Class 3	142,561	290,018	410,944	1,178,793	156,212
Transfer agent fees and expenses	1,411	1,135	1,040	371	1,412
Custodian and accounting fees	50,462	184,434	62,649	103,819	17,717
Reports to shareholders	5,373	19,554	760	16,767	4,184
Audit and tax fees	27,896	35,596	26,938	33,176	37,744
Legal fees	4,162	64,278	760	6,136	4,137
Trustees' fees and expenses	4,881	4,230	6,489	13,164	3,669
Interest expense	—	185,890	1,345	1,229,282	—
License fee	—	13,074	—	23,242	—
Other expenses	21,792	23,068	83,266	35,736	20,964
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,721,158	1,760,005	2,523,707	6,686,569	1,062,866
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(87,257)	(15,565)	(179,250)	—	—
Fees paid indirectly (Note 2)	—	—	—	—	—
Net expenses	1,633,901	1,744,440	2,344,457	6,686,569	1,062,866
Net investment income (loss)	3,991,835	3,710,616	8,927,777	18,973,427	8,124,645
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	19,289,825	(26,670,560)	19,286,329	(13,588,382)	(288,137)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	(1,157,894)	—	90,310,280	—
Forward contracts	—	(704,120)	—	941,087	—
Swap contracts	—	671,442	—	401,352	—
Written option contracts	—	1,426,088	—	189,268	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(27,390)	200,300	(78,161)	(194,709)	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	19,262,435	(26,234,744)	19,208,168	78,058,896	(288,137)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	4,371,939	24,369,307	7,262,343	9,636,674	986,175
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	(2,210,329)	—	(21,010,681)	—
Forward contracts	—	(3,385,591)	—	156,447	—
Forward sales contracts	—	(248,402)	—	—	—
Swap contracts	—	2,105,298	—	(382,990)	—
Written option contracts	—	(172,466)	—	(94,396)	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	14,850	(8,960)	11,917	121,093	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	4,386,789	20,448,857	7,274,260	(11,573,853)	986,175
Net realized and unrealized gain (loss) on investments and foreign currencies	23,649,224	(5,785,887)	26,482,428	66,485,043	698,038
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,641,059	$(2,075,271)	$35,410,205	$85,458,470	$8,822,683
* Net of foreign withholding taxes on interest and dividends of	$640,421	$984	$1,456,912	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

^	See Note 1
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2024 (unaudited) — (continued)

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced
INVESTMENT INCOME:
Dividends (unaffiliated)	$7,923,124	$2,550,204	$2,222,240	$5,662,925	$13,393,849
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	143,149	5,470,936	142,116	2,352,245	9,956,666
Total investment income*	8,066,273	8,021,140	2,364,356	8,015,170	23,350,515
EXPENSES:
Investment advisory and management fees	1,561,901	1,949,131	542,268	2,527,577	5,643,777
Service Fees:
Class 2	3,533	—	—	—	—
Class 3	125,747	579,244	80,338	910,886	1,847,793
Transfer agent fees and expenses	1,486	297	1,337	371	371
Custodian and accounting fees	30,824	75,440	38,784	87,715	178,371
Reports to shareholders	6,744	8,407	7,370	14,325	29,041
Audit and tax fees	28,058	22,575	21,265	23,155	22,188
Legal fees	5,125	5,606	4,135	9,410	11,514
Trustees' fees and expenses	4,785	6,506	4,199	10,126	20,341
Interest expense	19	1,360	2,853	3,111	49,080
License fee	8,022	9,363	50,037	—	9,322
Other expenses	49,825	43,740	34,424	34,999	50,444
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,826,069	2,701,669	787,010	3,621,675	7,862,242
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(83,633)	(34,508)	(68,701)	—	—
Fees paid indirectly (Note 2)	—	—	—	—	—
Net expenses	1,742,436	2,667,161	718,309	3,621,675	7,862,242
Net investment income (loss)	6,323,837	5,353,979	1,646,047	4,393,495	15,488,273
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	16,640,135	2,300,297	11,509,364	24,083,253	42,845,976
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	15,342,369	939,232	(27,896)	39,003,301
Forward contracts	(1,147,871)	(958,016)	—	—	—
Swap contracts	—	—	—	15,932	5,744
Written option contracts	—	—	—	4,808	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(60,311)	(15,919)	—	(15,465)	(49,410)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	15,431,953	16,668,731	12,448,596	24,060,632	81,805,611
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	15,615,032	19,583,754	32,734,427	46,495,056	61,440,605
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	(4,558,099)	350,417	(5,264)	(9,173,611)
Forward contracts	24,952	(111,506)	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	16,326	5,208
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	12,229	12,297	—	825	3,131
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(18,441)
Net unrealized gain (loss) on investments and foreign currencies	15,652,213	14,926,446	33,084,844	46,506,943	52,256,892
Net realized and unrealized gain (loss) on investments and foreign currencies	31,084,166	31,595,177	45,533,440	70,567,575	134,062,503
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,408,003	$36,949,156	$47,179,487	$74,961,070	$149,550,776
* Net of foreign withholding taxes on interest and dividends of	$823,139	$160,184	$3,431	$327,480	$598,866
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$2,365
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2024 (unaudited) — (continued)

	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation
INVESTMENT INCOME:
Dividends (unaffiliated)	$7,773,618	$4,412,302	$2,433,749
Dividends (affiliated)	—	—	—
Interest (unaffiliated)	19,833,542	12,261,589	243,531
Total investment income*	27,607,160	16,673,891	2,677,280
EXPENSES:
Investment advisory and management fees	8,894,169	5,892,232	527,457
Service Fees:
Class 2	—	—	—
Class 3	10,464,444	6,711,781	664,066
Transfer agent fees and expenses	520	520	371
Custodian and accounting fees	64,498	45,457	23,597
Reports to shareholders	149,567	96,484	9,328
Audit and tax fees	15,086	15,086	14,193
Legal fees	32,373	22,675	8,814
Trustees' fees and expenses	115,127	74,033	7,349
Interest expense	1,356,768	844,759	33,333
License fee	1,345	1,345	—
Other expenses	67,559	54,060	22,512
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	21,161,456	13,758,432	1,311,020
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(243,621)	(126,451)	—
Fees paid indirectly (Note 2)	—	—	—
Net expenses	20,917,835	13,631,981	1,311,020
Net investment income (loss)	6,689,325	3,041,910	1,366,260
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(159,886,993)	(105,271,676)	(2,075,673)
Investments (affiliated)	82,426,418	32,064,130	7,588,971
Futures contracts	250,759,538	97,958,387	20,347,768
Forward contracts	—	—	—
Swap contracts	—	—	—
Written option contracts	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—
Net realized gain (loss) on investments and foreign currencies	173,298,963	24,750,841	25,861,066
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	58,688,166	39,470,418	729,337
Investments (affiliated)	589,871,845	442,032,189	34,864,201
Futures contracts	(35,863,367)	(8,750,993)	(2,644,055)
Forward contracts	—	—	—
Forward sales contracts	—	—	—
Swap contracts	—	—	—
Written option contracts	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(3,068)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	612,696,644	472,748,546	32,949,483
Net realized and unrealized gain (loss) on investments and foreign currencies	785,995,607	497,499,387	58,810,549
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$792,684,932	$500,541,297	$60,176,809
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	SA AB Growth		SA AB Small & Mid Cap Value		SA BlackRock Multi-Factor 70/30
	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,723,206)	$(1,329,536)	$1,734,786	$2,756,860	$913,666	$1,764,061
Net realized gain (loss) on investments and foreign currencies	110,693,702	186,184,033	23,810,531	32,154,987	2,773,946	345,015
Net unrealized gain (loss) on investments and foreign currencies	90,714,304	254,730,221	35,476,499	(23,110,377)	4,538,588	6,306,441
Net increase (decrease) in net assets resulting from operations	199,684,800	439,584,718	61,021,816	11,801,470	8,226,200	8,415,517
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(72,678,700)	—	(9,992,241)	—	(6,664)
Distributable earnings — Class 2	—	(5,617,906)	—	(782,888)	—	—
Distributable earnings — Class 3	—	(44,140,990)	—	(35,519,276)	—	(1,754,196)
Total distributions to shareholders	—	(122,437,596)	—	(46,294,405)	—	(1,760,860)
CAPITAL SHARE TRANSACTIONS (Note 7)	(165,807,717)	(180,516,621)	(23,156,571)	(13,568,607)	50,239	7,219,043
TOTAL INCREASE (DECREASE) IN NET ASSETS	33,877,083	136,630,501	37,865,245	(48,061,542)	8,276,439	13,873,700
NET ASSETS:
Beginning of period	1,754,649,084	1,618,018,583	495,128,890	543,190,432	97,138,059	83,264,359
End of period	$1,788,526,167	$1,754,649,084	$532,994,135	$495,128,890	$105,414,498	$97,138,059
	SA BlackRock VCP Global Multi Asset		SA Emerging Markets Equity Index		SA Federated Hermes Corporate Bond
	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,633,658	$9,492,468	$1,314,278	$1,856,981	$25,125,731	$46,791,199
Net realized gain (loss) on investments and foreign currencies	22,072,103	(21,953,308)	(1,353,608)	(1,383,992)	(1,185,672)	(5,379,209)
Net unrealized gain (loss) on investments and foreign currencies	23,242,963	60,050,890	10,922,593	(5,220,939)	3,017,458	8,681,348
Net increase (decrease) in net assets resulting from operations	51,948,724	47,590,050	10,883,263	(4,747,950)	26,957,517	50,093,338
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(3,744)	—	(1,800,299)	—	(14,188,265)
Distributable earnings — Class 2	—	—	—	—	—	(353,089)
Distributable earnings — Class 3	—	(4,724,394)	—	(427,260)	—	(31,423,030)
Total distributions to shareholders	—	(4,728,138)	—	(2,227,559)	—	(45,964,384)
CAPITAL SHARE TRANSACTIONS (Note 7)	(41,723,710)	(60,568,118)	(923,617)	(4,492,226)	61,658,297	44,484,722
TOTAL INCREASE (DECREASE) IN NET ASSETS	10,225,014	(17,706,206)	9,959,646	(11,467,735)	88,615,814	48,613,676
NET ASSETS:
Beginning of period	691,062,210	708,768,416	85,868,198	97,335,933	1,384,231,794	1,335,618,118
End of period	$701,287,224	$691,062,210	$95,827,844	$85,868,198	$1,472,847,608	$1,384,231,794
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Fidelity Institutional AM® International Growth		SA Fidelity Institutional AM® Real Estate		SA Fixed Income Index
	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$909,478	$814,126	$3,511,945	$5,806,757	$8,062,086	$14,975,117
Net realized gain (loss) on investments and foreign currencies	14,625,091	9,296,815	3,924,009	(3,658,705)	(738,231)	(1,368,412)
Net unrealized gain (loss) on investments and foreign currencies	6,603,736	29,360,574	16,123,461	(7,889,363)	1,450,515	(1,900,955)
Net increase (decrease) in net assets resulting from operations	22,138,305	39,471,515	23,559,415	(5,741,311)	8,774,370	11,705,750
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(751,481)	—	(7,719,960)	—	(10,239,188)
Distributable earnings — Class 2	—	—	—	(231,104)	—	—
Distributable earnings — Class 3	—	(26,266)	—	(11,348,703)	—	(1,846,498)
Total distributions to shareholders	—	(777,747)	—	(19,299,767)	—	(12,085,686)
CAPITAL SHARE TRANSACTIONS (Note 7)	2,164,625	(44,415,852)	(13,964,600)	(6,587,709)	(23,077,701)	2,542,781
TOTAL INCREASE (DECREASE) IN NET ASSETS	24,302,930	(5,722,084)	9,594,815	(31,628,787)	(14,303,331)	2,162,845
NET ASSETS:
Beginning of period	253,645,318	259,367,402	257,576,979	289,205,766	543,518,661	541,355,816
End of period	$277,948,248	$253,645,318	$267,171,794	$257,576,979	$529,215,330	$543,518,661
	SA Fixed Income Intermediate Index		SA Franklin BW U.S. Large Cap Value		SA Franklin Small Company Value
	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,637,489	$12,519,264	$11,366,032	$24,880,919	$1,309,282	$2,189,787
Net realized gain (loss) on investments and foreign currencies	(894,043)	(2,163,980)	110,413,963	12,233,365	4,945,034	5,825,369
Net unrealized gain (loss) on investments and foreign currencies	4,039,807	5,904,859	37,934,963	7,922,301	40,370,827	(8,984,769)
Net increase (decrease) in net assets resulting from operations	9,783,253	16,260,143	159,714,958	45,036,585	46,625,143	(969,613)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(8,100,026)	—	(90,614,388)	—	(8,106,705)
Distributable earnings — Class 2	—	—	—	(4,450,948)	—	—
Distributable earnings — Class 3	—	(714,842)	—	(49,342,171)	—	(13,535,964)
Total distributions to shareholders	—	(8,814,868)	—	(144,407,507)	—	(21,642,669)
CAPITAL SHARE TRANSACTIONS (Note 7)	(17,173,227)	(25,037,941)	(116,083,871)	(42,188,511)	(16,687,774)	(11,453,422)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,389,974)	(17,592,666)	43,631,087	(141,559,433)	29,937,369	(34,065,704)
NET ASSETS:
Beginning of period	499,112,032	516,704,698	1,216,947,377	1,358,506,810	284,196,408	318,262,112
End of period	$491,722,058	$499,112,032	$1,260,578,464	$1,216,947,377	$314,133,777	$284,196,408
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Franklin Systematic U.S. Large Cap Core		SA Franklin Systematic U.S. Large Cap Value		SA Franklin Tactical Opportunities
	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$536,584	$1,323,328	$2,626,488	$5,609,106	$719,946	$1,211,480
Net realized gain (loss) on investments and foreign currencies	8,352,497	5,268,077	27,311,595	(3,117,967)	2,427,449	124,716
Net unrealized gain (loss) on investments and foreign currencies	14,131,520	16,982,616	23,617,633	14,679,536	5,288,936	8,311,575
Net increase (decrease) in net assets resulting from operations	23,020,601	23,574,021	53,555,716	17,170,675	8,436,331	9,647,771
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(12,813,881)	—	(2,355,961)	—	(5,007)
Distributable earnings — Class 2	—	—	—	(73,523)	—	—
Distributable earnings — Class 3	—	(1,283,420)	—	(3,124,220)	—	(1,372,984)
Total distributions to shareholders	—	(14,097,301)	—	(5,553,704)	—	(1,377,991)
CAPITAL SHARE TRANSACTIONS (Note 7)	(3,517,276)	(4,489,557)	26,664,025	(33,096,835)	(1,329,775)	3,629,006
TOTAL INCREASE (DECREASE) IN NET ASSETS	19,503,325	4,987,163	80,219,741	(21,479,864)	7,106,556	11,898,786
NET ASSETS:
Beginning of period	143,131,378	138,144,215	357,693,207	379,173,071	93,943,733	82,044,947
End of period	$162,634,703	$143,131,378	$437,912,948	$357,693,207	$101,050,289	$93,943,733
	SA Global Index Allocation 60/40		SA Global Index Allocation 75/25		SA Global Index Allocation 90/10
	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(210,624)	$1,345,205	$(216,006)	$1,328,496	$(690,130)	$4,943,894
Net realized gain (loss) on investments and foreign currencies	1,132,901	1,569,218	1,190,418	1,984,005	4,146,686	9,080,004
Net unrealized gain (loss) on investments and foreign currencies	6,533,950	3,770,451	8,163,069	4,193,879	34,803,072	17,145,303
Net increase (decrease) in net assets resulting from operations	7,456,227	6,684,874	9,137,481	7,506,380	38,259,628	31,169,201
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(2,324)	—	(18,629)	—	(215,659)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(4,061,676)	—	(4,507,516)	—	(17,257,115)
Total distributions to shareholders	—	(4,064,000)	—	(4,526,145)	—	(17,472,774)
CAPITAL SHARE TRANSACTIONS (Note 7)	(338,009)	7,023,264	261,983	8,988,350	(3,006,331)	19,881,128
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,118,218	9,644,138	9,399,464	11,968,585	35,253,297	33,577,555
NET ASSETS:
Beginning of period	94,288,819	84,644,681	96,459,329	84,490,744	350,164,857	316,587,302
End of period	$101,407,037	$94,288,819	$105,858,793	$96,459,329	$385,418,154	$350,164,857
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Goldman Sachs Multi-Asset Insights		SA Index Allocation 60/40		SA Index Allocation 80/20
	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$429,235	$768,784	$(508,135)	$3,230,501	$(949,367)	$5,774,695
Net realized gain (loss) on investments and foreign currencies	2,419,114	1,740,961	3,960,887	7,668,382	7,664,414	16,808,162
Net unrealized gain (loss) on investments and foreign currencies	2,114,015	1,825,703	19,414,203	12,043,826	47,811,282	30,379,786
Net increase (decrease) in net assets resulting from operations	4,962,364	4,335,448	22,866,955	22,942,709	54,526,329	52,962,643
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(1,577)	—	(19,503)	—	(194,122)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(378,052)	—	(13,740,439)	—	(29,363,941)
Total distributions to shareholders	—	(379,629)	—	(13,759,942)	—	(29,558,063)
CAPITAL SHARE TRANSACTIONS (Note 7)	(310,926)	1,526,123	(7,250,727)	10,893,075	(16,680,522)	17,701,854
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,651,438	5,481,942	15,616,228	20,075,842	37,845,807	41,106,434
NET ASSETS:
Beginning of period	44,637,458	39,155,516	257,378,052	237,302,210	493,767,891	452,661,457
End of period	$49,288,896	$44,637,458	$272,994,280	$257,378,052	$531,613,698	$493,767,891
	SA Index Allocation 90/10		SA International Index		SA Invesco Growth Opportunities
	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(2,528,306)	$15,630,968	$12,852,253	$18,221,502	$(715,583)	$(1,049,467)
Net realized gain (loss) on investments and foreign currencies	20,202,814	47,294,527	5,432,628	(2,755,264)	14,954,319	(11,476,379)
Net unrealized gain (loss) on investments and foreign currencies	142,904,418	92,600,937	44,304,246	40,367,358	22,035,162	20,577,969
Net increase (decrease) in net assets resulting from operations	160,578,926	155,526,432	62,589,127	55,833,596	36,273,898	8,052,123
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(506,557)	—	(16,703,556)	—	—
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(79,685,817)	—	(615,188)	—	—
Total distributions to shareholders	—	(80,192,374)	—	(17,318,744)	—	—
CAPITAL SHARE TRANSACTIONS (Note 7)	(44,563,930)	55,752,375	(34,829,983)	(36,682,369)	(19,488,331)	15,529,119
TOTAL INCREASE (DECREASE) IN NET ASSETS	116,014,996	131,086,433	27,759,144	1,832,483	16,785,567	23,581,242
NET ASSETS:
Beginning of period	1,338,304,692	1,207,218,259	740,303,903	738,471,420	282,384,977	258,803,735
End of period	$1,454,319,688	$1,338,304,692	$768,063,047	$740,303,903	$299,170,544	$282,384,977
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Janus Focused Growth		SA JPMorgan Diversified Balanced		SA JPMorgan Emerging Markets
	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(205,741)	$(83,995)	$4,704,423	$7,674,427	$3,479,689	$3,723,388
Net realized gain (loss) on investments and foreign currencies	60,650,956	35,808,050	13,748,019	(3,563,942)	3,527,591	(7,606,873)
Net unrealized gain (loss) on investments and foreign currencies	1,831,012	85,093,565	15,517,449	35,374,585	20,554,189	(662,029)
Net increase (decrease) in net assets resulting from operations	62,276,227	120,817,620	33,969,891	39,485,070	27,561,469	(4,545,514)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	—	—	(1,942,664)	—	(2,770,764)
Distributable earnings — Class 2	—	—	—	(251,013)	—	(83,340)
Distributable earnings — Class 3	—	—	—	(3,850,077)	—	(4,271,597)
Total distributions to shareholders	—	—	—	(6,043,754)	—	(7,125,701)
CAPITAL SHARE TRANSACTIONS (Note 7)	(66,714,284)	(94,159,967)	(26,926,384)	(32,699,985)	(18,725,270)	(2,530,924)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,438,057)	26,657,653	7,043,507	741,331	8,836,199	(14,202,139)
NET ASSETS:
Beginning of period	437,869,377	411,211,724	439,647,990	438,906,659	182,931,090	197,133,229
End of period	$433,431,320	$437,869,377	$446,691,497	$439,647,990	$191,767,289	$182,931,090
	SA JPMorgan Equity-Income		SA JPMorgan Global Equities		SA JPMorgan Large Cap Core
	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$9,648,654	$20,826,528	$1,974,954	$3,028,525	$1,059,073	$3,089,574
Net realized gain (loss) on investments and foreign currencies	47,746,522	61,678,177	31,585,104	21,655,500	23,643,425	56,747,937
Net unrealized gain (loss) on investments and foreign currencies	39,630,811	(70,179,695)	13,966,991	26,093,902	42,628,624	23,132,296
Net increase (decrease) in net assets resulting from operations	97,025,987	12,325,010	47,527,049	50,777,927	67,331,122	82,969,807
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(73,896,732)	—	(11,791,465)	—	(11,068,720)
Distributable earnings — Class 2	—	(1,068,680)	—	(120,861)	—	(118,852)
Distributable earnings — Class 3	—	(38,330,398)	—	(2,286,331)	—	(3,955,338)
Total distributions to shareholders	—	(113,295,810)	—	(14,198,657)	—	(15,142,910)
CAPITAL SHARE TRANSACTIONS (Note 7)	(78,273,701)	(39,629,392)	(24,178,228)	(30,898,427)	(6,750,825)	(55,064,095)
TOTAL INCREASE (DECREASE) IN NET ASSETS	18,752,286	(140,600,192)	23,348,821	5,680,843	60,580,297	12,762,802
NET ASSETS:
Beginning of period	970,261,404	1,110,861,596	315,073,753	309,392,910	421,787,020	409,024,218
End of period	$989,013,690	$970,261,404	$338,422,574	$315,073,753	$482,367,317	$421,787,020
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA JPMorgan MFS Core Bond		SA JPMorgan Mid-Cap Growth		SA JPMorgan Ultra-Short Bond ^
	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$32,869,628	$59,966,055	$(1,437,640)	$(2,648,942)	$8,412,838	$11,750,676
Net realized gain (loss) on investments and foreign currencies	(10,149,117)	(37,880,744)	49,195,611	174,335	137,380	(1,301,298)
Net unrealized gain (loss) on investments and foreign currencies	16,951,066	23,059,952	(20,182,052)	86,032,782	947,361	5,875,865
Net increase (decrease) in net assets resulting from operations	39,671,577	45,145,263	27,575,919	83,558,175	9,497,579	16,325,243
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(25,258,657)	—	—	—	(1,475,435)
Distributable earnings — Class 2	—	(150,549)	—	—	—	(100,361)
Distributable earnings — Class 3	—	(21,923,653)	—	—	—	(2,126,912)
Total distributions to shareholders	—	(47,332,859)	—	—	—	(3,702,708)
CAPITAL SHARE TRANSACTIONS (Note 7)	37,664,889	761,451	(15,422,432)	(50,574,362)	(19,400,945)	(43,319,917)
TOTAL INCREASE (DECREASE) IN NET ASSETS	77,336,466	(1,426,145)	12,153,487	32,983,813	(9,903,366)	(30,697,382)
NET ASSETS:
Beginning of period	1,712,945,621	1,714,371,766	642,902,467	609,918,654	357,547,631	388,245,013
End of period	$1,790,282,087	$1,712,945,621	$655,055,954	$642,902,467	$347,644,265	$357,547,631

^	See Note 1
	SA Large Cap Growth Index		SA Large Cap Index		SA Large Cap Value Index
	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$811,395	$3,486,914	$18,652,473	$39,502,113	$4,695,148	$6,557,968
Net realized gain (loss) on investments and foreign currencies	22,463,216	20,482,700	179,548,349	159,119,357	1,144,415	49,252,351
Net unrealized gain (loss) on investments and foreign currencies	65,197,789	72,848,038	242,930,674	353,001,545	42,151,294	3,772,131
Net increase (decrease) in net assets resulting from operations	88,472,400	96,817,652	441,131,496	551,623,015	47,990,857	59,582,450
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(10,113,463)	—	(150,105,826)	—	(33,312,394)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(1,231,462)	—	(5,048,518)	—	(5,326,817)
Total distributions to shareholders	—	(11,344,925)	—	(155,154,344)	—	(38,639,211)
CAPITAL SHARE TRANSACTIONS (Note 7)	(15,457,086)	122,474,266	(231,141,593)	(143,108,996)	7,684,747	104,979,727
TOTAL INCREASE (DECREASE) IN NET ASSETS	73,015,314	207,946,993	209,989,903	253,359,675	55,675,604	125,922,966
NET ASSETS:
Beginning of period	487,633,134	279,686,141	3,107,579,348	2,854,219,673	457,230,696	331,307,730
End of period	$560,648,448	$487,633,134	$3,317,569,251	$3,107,579,348	$512,906,300	$457,230,696
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA MFS Blue Chip Growth		SA MFS Massachusetts Investors Trust		SA MFS Total Return
	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(61,597)	$289,940	$2,553,078	$6,552,941	$5,633,863	$10,661,142
Net realized gain (loss) on investments and foreign currencies	67,555,743	72,665,312	86,454,433	106,905,573	23,225,179	18,738,654
Net unrealized gain (loss) on investments and foreign currencies	44,140,756	116,791,657	27,457,899	7,055,496	9,445,766	(7,026,282)
Net increase (decrease) in net assets resulting from operations	111,634,902	189,746,909	116,465,410	120,514,010	38,304,808	22,373,514
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(9,575,639)	—	(51,039,372)	—	(6,605,328)
Distributable earnings — Class 2	—	(61,235)	—	(555,676)	—	(874,979)
Distributable earnings — Class 3	—	(3,534,740)	—	(27,577,417)	—	(17,221,404)
Total distributions to shareholders	—	(13,171,614)	—	(79,172,465)	—	(24,701,711)
CAPITAL SHARE TRANSACTIONS (Note 7)	(90,495,997)	(152,316,714)	(131,704,950)	(70,991,374)	(25,381,188)	(9,318,100)
TOTAL INCREASE (DECREASE) IN NET ASSETS	21,138,905	24,258,581	(15,239,540)	(29,649,829)	12,923,620	(11,646,297)
NET ASSETS:
Beginning of period	649,003,015	624,744,434	890,156,236	919,806,065	491,444,068	503,090,365
End of period	$670,141,920	$649,003,015	$874,916,696	$890,156,236	$504,367,688	$491,444,068
	SA Mid Cap Index		SA Morgan Stanley International Equities		SA PIMCO Global Bond Opportunities^
	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,835,406	$5,081,121	$3,991,835	$5,711,038	$3,710,616	$5,891,706
Net realized gain (loss) on investments and foreign currencies	16,338,062	5,308,452	19,262,435	1,821,119	(26,234,744)	(6,428,625)
Net unrealized gain (loss) on investments and foreign currencies	43,245,608	7,347,631	4,386,789	10,179,153	20,448,857	(3,333,824)
Net increase (decrease) in net assets resulting from operations	62,419,076	17,737,204	27,641,059	17,711,310	(2,075,271)	(3,870,743)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(12,930,223)	—	(3,505,724)	—	—
Distributable earnings — Class 2	—	—	—	(84,122)	—	—
Distributable earnings — Class 3	—	(2,426,714)	—	(1,452,747)	—	—
Total distributions to shareholders	—	(15,356,937)	—	(5,042,593)	—	—
CAPITAL SHARE TRANSACTIONS (Note 7)	(10,120,028)	1,706,865	(23,744,796)	(29,933,579)	15,644,157	(18,429,464)
TOTAL INCREASE (DECREASE) IN NET ASSETS	52,299,048	4,087,132	3,896,263	(17,264,862)	13,568,886	(22,300,207)
NET ASSETS:
Beginning of period	446,488,378	442,401,246	346,755,034	364,019,896	294,132,517	316,432,724
End of period	$498,787,426	$446,488,378	$350,651,297	$346,755,034	$307,701,403	$294,132,517

^	See Note 1
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA PIMCO RAE International Value		SA PIMCO VCP Tactical Balanced		SA PineBridge High-Yield Bond
	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$8,927,777	$14,525,870	$18,973,427	$35,786,956	$8,124,645	$16,988,983
Net realized gain (loss) on investments and foreign currencies	19,208,168	(1,780,594)	78,058,896	6,571,379	(288,137)	(8,301,012)
Net unrealized gain (loss) on investments and foreign currencies	7,274,260	23,860,569	(11,573,853)	19,819,745	986,175	19,976,884
Net increase (decrease) in net assets resulting from operations	35,410,205	36,605,845	85,458,470	62,178,080	8,822,683	28,664,855
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(5,894,137)	—	(8,484)	—	(7,537,140)
Distributable earnings — Class 2	—	(322,860)	—	—	—	(338,824)
Distributable earnings — Class 3	—	(13,219,175)	—	(38,667,452)	—	(7,530,346)
Total distributions to shareholders	—	(19,436,172)	—	(38,675,936)	—	(15,406,310)
CAPITAL SHARE TRANSACTIONS (Note 7)	(34,613,579)	(83,408,344)	(77,861,362)	(89,663,906)	(3,029,269)	(14,973,808)
TOTAL INCREASE (DECREASE) IN NET ASSETS	796,626	(66,238,671)	7,597,108	(66,161,762)	5,793,414	(1,715,263)
NET ASSETS:
Beginning of period	468,237,359	534,476,030	943,711,697	1,009,873,459	253,362,741	255,078,004
End of period	$469,033,985	$468,237,359	$951,308,805	$943,711,697	$259,156,155	$253,362,741
	SA Putnam International Growth and Income		SA Schroders VCP Global Allocation		SA Small Cap Index
	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,323,837	$9,531,809	$5,353,979	$10,290,789	$1,646,047	$2,647,409
Net realized gain (loss) on investments and foreign currencies	15,431,953	10,734,375	16,668,731	7,368,811	12,448,596	4,612,504
Net unrealized gain (loss) on investments and foreign currencies	15,652,213	7,402,465	14,926,446	26,251,796	33,084,844	(3,000,645)
Net increase (decrease) in net assets resulting from operations	37,408,003	27,668,649	36,949,156	43,911,396	47,179,487	4,259,268
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(5,864,350)	—	(3,800)	—	(3,166,019)
Distributable earnings — Class 2	—	(108,345)	—	—	—	—
Distributable earnings — Class 3	—	(2,149,843)	—	(5,766,213)	—	(695,847)
Total distributions to shareholders	—	(8,122,538)	—	(5,770,013)	—	(3,861,866)
CAPITAL SHARE TRANSACTIONS (Note 7)	(30,872,448)	(32,906,936)	(36,226,449)	(54,957,509)	(10,281,343)	(9,052,772)
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,535,555	(13,360,825)	722,707	(16,816,126)	36,898,144	(8,655,370)
NET ASSETS:
Beginning of period	335,401,995	348,762,820	463,939,587	480,755,713	296,932,298	305,587,668
End of period	$341,937,550	$335,401,995	$464,662,294	$463,939,587	$333,830,442	$296,932,298
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA T. Rowe Price Asset Allocation Growth		SA T. Rowe Price VCP Balanced		SA VCP Dynamic Allocation
	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,393,495	$7,005,723	$15,488,273	$26,480,584	$6,689,325	$112,269,487
Net realized gain (loss) on investments and foreign currencies	24,060,632	6,350,338	81,805,611	23,698,732	173,298,963	(7,595,069)
Net unrealized gain (loss) on investments and foreign currencies	46,506,943	69,586,779	52,256,892	107,317,430	612,696,644	599,711,122
Net increase (decrease) in net assets resulting from operations	74,961,070	82,942,840	149,550,776	157,496,746	792,684,932	704,385,540
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(9,616)	—	(4,545)	—	(34,349)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(10,838,728)	—	(23,139,070)	—	(545,791,657)
Total distributions to shareholders	—	(10,848,344)	—	(23,143,615)	—	(545,826,006)
CAPITAL SHARE TRANSACTIONS (Note 7)	(21,296,831)	(7,711,861)	(114,528,225)	(139,656,656)	(706,170,053)	(642,962,277)
TOTAL INCREASE (DECREASE) IN NET ASSETS	53,664,239	64,382,635	35,022,551	(5,303,525)	86,514,879	(484,402,743)
NET ASSETS:
Beginning of period	700,112,182	635,729,547	1,453,766,523	1,459,070,048	8,350,389,382	8,834,792,125
End of period	$753,776,421	$700,112,182	$1,488,789,074	$1,453,766,523	$8,436,904,261	$8,350,389,382
	SA VCP Dynamic Strategy		SA VCP Index Allocation
	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (unaudited)	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,041,910	$69,318,675	$1,366,260	$8,610,339
Net realized gain (loss) on investments and foreign currencies	24,750,841	(26,978,253)	25,861,066	16,929,951
Net unrealized gain (loss) on investments and foreign currencies	472,748,546	352,841,782	32,949,483	25,384,727
Net increase (decrease) in net assets resulting from operations	500,541,297	395,182,204	60,176,809	50,925,017
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(80,467)	—	(11,038)
Distributable earnings — Class 2	—	—	—	—
Distributable earnings — Class 3	—	(594,208,882)	—	(12,959,143)
Total distributions to shareholders	—	(594,289,349)	—	(12,970,181)
CAPITAL SHARE TRANSACTIONS (Note 7)	(445,041,175)	(150,017,170)	(18,500,243)	(14,937,566)
TOTAL INCREASE (DECREASE) IN NET ASSETS	55,500,122	(349,124,315)	41,676,566	23,017,270
NET ASSETS:
Beginning of period	5,365,324,058	5,714,448,373	510,292,086	487,274,816
End of period	$5,420,824,180	$5,365,324,058	$551,968,652	$510,292,086
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization
    SunAmerica Series Trust (the “Trust”), a Massachusetts business trust, is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust is currently comprised of 61 portfolios (each, a “Portfolio,” and collectively, the “Portfolios”), 53 of which are included in this report.  The SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”), serves as investment adviser for all the Portfolios of the Trust. For purposes of the Investment Advisers Act and the Investment Company Act,  American International Group, Inc.’s (“AIG”) share ownership of Corebridge, the publicly-traded parent company of SAAMCo, and the rights granted to AIG by Corebridge as part of a separation agreement between AIG and Corebridge, provide AIG with control over Corebridge’s corporate and business activities.
    Shares of the Portfolios are issued and redeemed in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”) offered by life insurance companies affiliated with the Adviser and Nassau Life Insurance Company, an unaffiliated life insurance company (the “Life Companies”), and are also offered to certain affiliated mutual funds. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.
    Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.
    Each Portfolio is diversified with the exception of SA Fidelity Institutional AM® Real Estate Portfolio, SA Janus Focused Growth Portfolio, SA MFS Blue Chip Growth Portfolio and SA PIMCO Global Bond Opportunities Portfolio, which are non-diversified as defined by the 1940 Act.
    Effective April 29, 2024, the SA Goldman Sachs Global Bond Portfolio changed its name to SA PIMCO Global Bond Opportunities Portfolio.
    Effective April 29, 2024, the SA DFA Ultra Short Bond Portfolio changed its name to SA JP Morgan Ultra Short Bond Portfolio.
    The investment goals for each of the Portfolios included in this report are as follows:
    The SA AB Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.
    The SA AB Small & Mid Cap Value Portfolio seeks long-term growth of capital. Its strategy is to invest under normal circumstances at least 80% of its net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.
    The SA BlackRock Multi-Factor 70/30 Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% of its net assets in equity securities and 30% of its net assets in fixed income securities.
    The SA BlackRock VCP Global Multi Asset Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest tactically allocating its assets to various equity and fixed income asset classes. Under normal market conditions, the Portfolio targets an allocation of approximately 55% of its net assets to equity exposure and approximately 45% of its net assets to fixed income exposure.
    The SA Emerging Markets Equity Index Portfolio seeks to provide investment results that correspond with the performance of the MSCI Emerging Market Index (the “MSCI Emerging Markets ). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI Emerging Market Index.
    The SA Federated Hermes Corporate Bond Portfolio seeks high total return with only moderate price risk. Its strategy is to invest, under normal conditions, at least 80% of its net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; but may invest up to 35% in fixed income securities rated below investment grade or “junk bonds."
    The SA Fidelity Institutional AM® International Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in non-U.S. securities, including securities of issuers located in emerging markets that demonstrate the potential for capital appreciation.
    The SA Fidelity Institutional AM® Real Estate Portfolio seeks total return through a combination of growth and income. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
    The SA Fixed Income Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Government/Credit Bond Index (the “Bloomberg Barclays US Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Government/Credit Bond Index.
    The SA Fixed Income Intermediate Index Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Intermediate Government/Credit Bond Index (the “Bloomberg Barclays US Intermediate Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Intermediate Government/Credit Bond Index or that have economic characteristics comparable to securities included in the index.
    The SA Franklin BW U.S. Large Cap Value Portfolio seeks growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies.

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

    The SA Franklin Small Company Value Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity securities of small companies.
    The SA Franklin Systematic U.S. Large Cap Core Portfolio seeks long-term growth of capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of U.S. issuers.
    The SA Franklin Systematic U.S. Large Cap Value Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, approximately 80% of its net assets in equity securities of U.S. large capitalization companies.
    The SA Franklin Tactical Opportunities Portfolio seeks growth of capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity strategies and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income strategies. income securities.
    The SA Global Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA Global Index Allocation 75/25 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 75% of its assets (with a range of 65% to 85% in equity securities (“Underlying Equity Portfolios”) and 25% of its assets (with a range of 15% to 35%) to Underlying Portfolios investing primarily fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA Global Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA Goldman Sachs Multi-Asset Insights Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity exposure and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income exposure.
    The SA Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA Index Allocation 80/20 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 80% of its assets (with a range of 70% to 90% in equity securities (“Underlying Equity Portfolios”) and 20% of its assets (with a range of 10% to 30%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual fund (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA International Index Portfolio seeks investment results that correspond with the performance of the MSCI EAFE Index (the “MSCI EAFE”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI EAFE or in securities that have economic characteristics comparable to securities included in the index.
    The SA Invesco Growth Opportunities Portfolio seeks capital appreciation. Its strategy is to invest in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.
    The SA Janus Focused Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 30 to 40 common stocks.
    The SA JPMorgan Diversified Balanced Portfolio seeks total return. Its strategy is to invest, under normal circumstances, in a balanced portfolio of common stocks and bonds, with at least 25% invested in equity securities and in fixed income securities.
    The SA JPMorgan Emerging Markets Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks, depositary receipts and other equity securities of companies primarily in emerging markets outside the U.S., which the subadviser believes, when compared to developed markets, have above-average growth prospects.
    The SA JPMorgan Equity-Income Portfolio seeks growth of capital and income. Its strategy is to invest primarily in common stocks (principally large-cap and mid-cap) that demonstrate the potential for appreciation and/or dividends.
    The SA JPMorgan Global Equities Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of its net assets of the Portfolio will be invested in equity securities.
    The SA JPMorgan Large Cap Core Portfolio seeks long-term capital appreciation. Its strategy is to invest under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

    The SA JPMorgan MFS Core Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. Its strategy is to invest under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed income investments with varying maturities.
    The SA JPMorgan Mid-Cap Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.
    The SA JPMorgan Ultra-Short Bond Portfolio seeks current income consistent with liquidity and preservation of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in bonds.
    The SA Large Cap Growth Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Growth Index (“S&P 500 Growth ”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks included in the S&P 500 Growth or in securities that have economic characteristics comparable to securities included in the index.
    The SA Large Cap Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®”). Its strategy is to invest, under normal circumstances, at least 90% of its net assets in common stocks included in the S&P 500 or in securities that have economic characteristics comparable to securities included in the index.
    The SA Large Cap Value Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Value Index (“S&P 500 Value ”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks included in the S&P 500 Value or in securities that have economic characteristics comparable to securities included in the index.
    The SA MFS Blue Chip Growth Portfolio seeks capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.
    The SA MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation. Its strategy is to invest primarily, under normal market conditions, at least 65% of its assets in equity securities.
    The SA MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital. Its strategy is to invest in a combination of equity and fixed income securities. Under normal circumstances, approximately 60% of its net assets will be invested in equity securities and approximately 40% of its assets in debt instruments.
    The SA Mid Cap Index Portfolio seeks investment results that correspond with the performance of the S&P MidCap 400 Index (“S&P MidCap 400”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in S&P MidCap 400 or in securities that have economic characteristics comparable to securities included in the index.
    The SA Morgan Stanley International Equities Portfolio seeks long-term capital appreciation. Its strategy is to invest in a diversified portfolio of equity securities of non-U.S. issuers based on fundamental analysis and individual stock selection. Under normal circumstances, at least 80% of its net assets will be invested in equity securities that may include convertible securities.
    The SA PIMCO Global Bond Opportunities Portfolio seeks maximum total return, consistent with preservation of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers of emerging markets.
    The SA PIMCO RAE International Value Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, in a portfolio of stocks economically tied to at least three foreign (non-U.S.) countries.
    The SA PIMCO VCP Tactical Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest in a combination of fixed-income instruments and derivatives. Under normal circumstances, the Portfolio targets an allocation of approximately 60% of its net assets to a component that gains exposure to equity markets primarily by investing in exchange-traded futures contracts and equity swaps and approximately 40% of its net assets to fixed income component.
    The SA PineBridge High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.
    The SA Putnam International Growth and Income Portfolio seeks growth of capital and, secondarily, current income. Its strategy is to invest primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.
    The SA Schroders VCP Global Allocation Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest through flexible asset allocation driven by tactical and thematic ideas. Under normal market conditions, the Portfolio targets an allocation of approximately 60% (with the range of 50% to 70%) of its net assets to equity exposure and approximately 40% (with a range of 20% to 50%) of its net assets to fixed income exposure.
    The SA Small Cap Index Portfolio seeks investment results that correspond with the performance of the Russell 2000 Index (“Russell 2000”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in securities included in Russell 2000 or in securities that have economic characteristics comparable to securities included in the index.
    The SA T. Rowe Price Asset Allocation Growth Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 80% (with a range of 70% to 90%) of its net assets in equity strategies and approximately 20% (with a range of 10% to 30%) of its net assets in fixed income strategies.

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NOTES TO FINANCIAL STATEMENTS — (continued)

    The SA T. Rowe Price VCP Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest approximately 65% of its total assets in common stocks and 35% of its total assets in fixed income securities. The Portfolio invests in securities of both U.S. and foreign corporate and governmental issuers, including emerging market issuers.
    The SA VCP Dynamic Allocation Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios and Seasons Series Trust portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).
    The SA VCP Dynamic Strategy Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios and Seasons Series Trust portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).
    The SA VCP Index Allocation Portfolio seeks capital appreciation and secondarily, income while managing portfolio volatility. Its strategy is to invest under normal circumstances approximately 80% of its assets in combination of other mutual funds (“Fund-of-Funds Component”) and 20% of its assets in a combination of equity index and fixed income futures, currency forwards and equity index put options (“Overlay Component”).
    Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.
Note 2 — Significant Accounting Policies
    The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:
    Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of July 31, 2024, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

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NOTES TO FINANCIAL STATEMENTS — (continued)

    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from an independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
    Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation- indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.
    Loans: Certain Portfolios invest in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis.
    Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the

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NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.
    Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.
    Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.
    Structured Notes: A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed- or floating-rate of interest equivalent to a high-rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”) or (ii) the value of the Reference Bond, if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.
    When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
    Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.
    The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.
    Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.
    Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis.  Realized gains and losses on the sale of investments are calculated on the identified cost basis.  Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.  Distributions from income from underlying mutual fund investments, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying mutual fund investments, if any, are recorded to realized gains on the ex-dividend date.
    Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.
    In consideration of recent decisions rendered by the European courts, certain Funds filed reclaims to recover taxes withheld on dividends earned from certain European Union countries. These filing are subject to various administrative and judicial proceedings within these countries. During the current fiscal year, such amounts recovered, excluding any

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NOTES TO FINANCIAL STATEMENTS — (continued)

foreign exchange gain (loss) and interest income amounted to $122,638 for the SA T. Rowe Price VCP Balanced Portfolio and are reflected as Dividends (unaffiliated) in the Statement of Operations. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of the proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
    Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
    Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).
    Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. The expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include indirect expenses associated with the investments in the Underlying Portfolios. “Fees paid indirectly” in the Statement of Operations represents expense reductions used to offset non-affiliated expenses resulting from participation in a commission recapture program.
    Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.
    The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.
    Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.
    Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of recognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Recent Accounting and Regulatory Developments
    In June 2022, the FASB issued ASU No. 2022-03, “Fair Value Measurement”, which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with ASU 2022-03. The Rule became effective for fiscal years beginning after December 15, 2023.  Adoption of the Rule had no material impact on the Portfolios.
Note 3 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

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NOTES TO FINANCIAL STATEMENTS — (continued)

    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as receivable/payable for variation margin on futures contracts and as cash collateral on futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Swap Contracts: Certain Portfolios may enter into credit default, inflation, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral on centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).
    Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
    Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Equity Swap Agreements: Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
    The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
    Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
    A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
    Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.
    Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.
    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.
    Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
    The following tables represent the value of derivatives held as of July 31, 2024, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended July 31, 2024. For a detailed presentation of derivatives held as of July 31, 2024, please refer to the schedule at the end of each Portfolio’s Portfolio of Investments.
	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)	Swap Contracts(2)	Options Written(5)	Foreign Forward Exchange Contracts(6)
Portfolio	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$—	$—	$—	$—	$1,236,720	$—	$—	$—
SA Franklin Tactical Opportunities	17,977	—	—	—	2,613	—	—	—
SA Goldman Sachs Multi-Asset Insights	388,690	—	—	—	—	—	—	—
SA JPMorgan Diversified Balanced	963,403	—	—	—	352,712	—	—	—
SA JPMorgan MFS Core Bond	2,373,069	—	—	—	—	—	—	—
SA MFS Total Return	353,315	—	—	—	147,964	—	—	—
SA PIMCO Global Bond Opportunities	530,326	6,267,659	144,338	—	2,206,344	3,370,489	144,611	—
SA PIMCO VCP Tactical Balanced	625,916	3,893,552	123,158	—	2,078,049	803,886	148,126	—
SA Schroders VCP Global Allocation	1,389,764	—	—	—	904,027	—	—	—
SA T. Rowe Price Asset Allocation Growth	77,001	—	—	—	8,488	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—	2,292,800	—	—	—

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)	Swap Contracts(2)	Options Written(5)	Foreign Forward Exchange Contracts(6)
Portfolio	Interest Rate Contracts
SA VCP Index Allocation	$—	$—	$—	$—	$781,837	$—	$—	$—
	Equity Contracts
SA BlackRock VCP Global Multi Asset	1,422,336	786,858	2,854,750	—	8,800	—	—	—
SA Emerging Markets Equity Index	—	—	—	—	4,682	—	—	—
SA Goldman Sachs Multi-Asset Insights	11,887	—	—	—	202	—	—	—
SA International Index	283,276	—	—	—	—	—	—	—
SA JPMorgan Diversified Balanced	281,207	—	—	—	410,414	—	—	—
SA JPMorgan Emerging Markets	129,046	—	—	—	—	—	—	—
SA Large Cap Growth Index	1,111	—	—	—	—	—	—	—
SA Large Cap Index	453,972	—	—	—	—	—	—	—
SA Large Cap Value Index	1,666	—	—	—	—	—	—	—
SA Mid Cap Index	73,904	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	6,797,800	—	2,907,200	—	670,800	—	—	—
SA Schroders VCP Global Allocation	1,537,422	—	282,220	—	661,029	—	—	—
SA Small Cap Index	723,388	—	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	3,083,575	—	4,746,478	—	—	—	—	—
SA VCP Dynamic Allocation	14,980,774	—	75,497,912	—	—	—	—	—
SA VCP Dynamic Strategy	1,785,323	—	48,156,102	—	—	—	—	—
SA VCP Index Allocation	3,780,521	—	1,831,484	—	—	—	—	—
	Credit Contracts
SA Goldman Sachs Multi-Asset Insights	—	2,571	—	—	—	—	—	—
SA PIMCO Global Bond Opportunities	—	90,134	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	—	689	—	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	28,303	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	5,208	—	—	—	—	—	—
	Foreign Exchange Contracts
SA BlackRock VCP Global Multi Asset	—	—	—	174,050	—	—	—	449,979
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	—	—	—	379
SA JPMorgan Diversified Balanced	70,434	—	—	117,149	194,105	—	—	31,114
SA PIMCO Global Bond Opportunities	—	—	—	265,367	—	—	—	3,994,004
SA PIMCO VCP Tactical Balanced	—	—	—	835,848	—	—	—	597,954
SA Putnam International Growth and Income	—	—	—	985,671	—	—	—	975,810
SA Schroders VCP Global Allocation	—	—	—	626,218	—	—	—	882,711

(1)	Amount represents cumulative appreciation/depreciation on futures contracts as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities.
(2)	For centrally cleared swaps, the amount represents cumulative appreciation/depreciation as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities. For OTC swaps, the amount represents unrealized appreciation/depreciation on OTC swap contracts as disclosed within the Statements of Assets and Liabilities.
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Call and put options written, at value
(6)	Unrealized depreciation on forward foreign currency contracts
	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$947,090	$—	$—	$—	$—
SA Federated Hermes Corporate Bond	286,352	—	—	—	—
SA Franklin Tactical Opportunities	12,904	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	(230,906)	—	—	—	—
SA JPMorgan Diversified Balanced	(540,069)	—	—	—	—
SA JPMorgan MFS Core Bond	(217,403)	—	—	—	—
SA MFS Total Return	(72,022)	—	—	—	—
SA PIMCO Global Bond Opportunities	(1,157,894)	458,129	479,865	6,816	—

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Interest Rate Contracts
SA PIMCO VCP Tactical Balanced	$1,693,631	$389,271	$164,300	$—	$—
SA Schroders VCP Global Allocation	50,320	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	(27,896)	—	—	—	—
SA T. Rowe Price VCP Balanced	1,743,525	—	—	—	—
SA VCP Index Allocation	631,412	—	—	—	—
	Equity Contracts
SA BlackRock VCP Global Multi Asset	11,957,657	585,346	—	(4,556,336)	—
SA Emerging Markets Equity Index	310,472	—	—	—	—
SA Franklin Tactical Opportunities	310,138	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	74,910	—	—	—	—
SA International Index	842,698	—	—	—	—
SA JPMorgan Diversified Balanced	(166,416)	—	—	—	—
SA JPMorgan Emerging Markets	728,208	—	—	—	—
SA Large Cap Growth Index	71,695	—	—	—	—
SA Large Cap Index	6,404,047	—	—	—	—
SA Large Cap Value Index	107,543	—	—	—	—
SA Mid Cap Index	286,215	—	—	—	—
SA PIMCO VCP Tactical Balanced	88,616,649	—	24,968	(3,938,422)	—
SA Schroders VCP Global Allocation	15,292,049	—	—	(1,327,701)	—
SA Small Cap Index	939,232	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	—	4,808	—	—
SA T. Rowe Price VCP Balanced	37,259,776	—	—	(5,237,286)	—
SA VCP Dynamic Allocation	250,759,538	—	—	23,462,955	—
SA VCP Dynamic Strategy	97,958,387	—	—	(77,424,209)	—
SA VCP Index Allocation	19,716,356	—	—	—	—
	Credit Contracts
SA Goldman Sachs Multi-Asset Insights	—	84,680	—	—	—
SA PIMCO Global Bond Opportunities	—	213,313	—	—	—
SA PIMCO VCP Tactical Balanced	—	12,081	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	15,932	—	—	—
SA T. Rowe Price VCP Balanced	—	5,744	—	—	—
	Foreign Forward Exchange Contracts
SA BlackRock VCP Global Multi Asset	—	—	—	—	(479,161)
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	(656)
SA JPMorgan Diversified Balanced	(298,564)	—	—	—	(387,944)
SA PIMCO Global Bond Opportunities	—	—	946,223	(778,678)	(704,120)
SA PIMCO VCP Tactical Balanced	—	—	—	—	941,087
SA Putnam International Growth and Income	—	—	—	—	(1,147,871)
SA Schroders VCP Global Allocation	—	—	—	—	(958,016)
SA T. Rowe Price Asset Allocation Growth	—	—	—	3,455	—
SA VCP Index Allocation	—	—	—	(2,075,673)	—

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$(13,871)	$—	$—	$—	$—
SA Federated Hermes Corporate Bond	(334,551)	—	—	—	—
SA Franklin Tactical Opportunities	25,125	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	52,539	—	—	—	—

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Interest Rate Contracts
SA JPMorgan Diversified Balanced	$(2,503,222)	$—	$—	$—	$—
SA JPMorgan MFS Core Bond	(2,628,950)	—	—	—	—
SA MFS Total Return	(73,160)	—	—	—	—
SA PIMCO Global Bond Opportunities	(2,210,329)	2,059,628	319	36,364	—
SA PIMCO VCP Tactical Balanced	(1,294,692)	(377,420)	(94,811)	123,158	—
SA Schroders VCP Global Allocation	(349,060)	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	(5,264)	—	—	878	—
SA T. Rowe Price VCP Balanced	(201,989)	—	—	—	—
SA VCP Index Allocation	(204,522)	—	—	—	—
	Equity Contracts
SA BlackRock VCP Global Multi Asset	(2,108,696)	672,416	—	1,051,184	—
SA Emerging Markets Equity Index	35,784	—	—	—	—
SA Franklin Tactical Opportunities	(80,705)	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	14,436	—	—	—	—
SA International Index	203,413	—	—	—	—
SA JPMorgan Diversified Balanced	(336,359)	—	—	—	—
SA JPMorgan Emerging Markets	111,925	—	—	—	—
SA Large Cap Growth Index	(16,131)	—	—	—	—
SA Large Cap Index	5,671	—	—	—	—
SA Large Cap Value Index	(24,197)	—	—	—	—
SA Mid Cap Index	65,052	—	—	—	—
SA PIMCO VCP Tactical Balanced	(19,715,989)	—	415	1,036,547	—
SA Schroders VCP Global Allocation	(4,209,039)	—	—	54,983	—
SA Small Cap Index	350,417	—	—	—	—
SA T. Rowe Price VCP Balanced	(8,971,622)	—	—	2,099,048	—
SA VCP Dynamic Allocation	(35,863,367)	—	—	23,462,955	—
SA VCP Dynamic Strategy	(8,750,993)	—	—	15,207,419	—
SA VCP Index Allocation	(2,439,533)	—	—	—	—
	Credit Contracts
SA Goldman Sachs Multi-Asset Insights	—	(40,032)	—	—	—
SA PIMCO Global Bond Opportunities	—	45,670	—	—	—
SA PIMCO VCP Tactical Balanced	—	(5,570)	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	16,326	—	—	—
SA T. Rowe Price VCP Balanced	—	5,208	—	—	—
	Foreign Forward Exchange Contracts
SA BlackRock VCP Global Multi Asset	—	—	—	—	116,091
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	(379)
SA JPMorgan Diversified Balanced	52,456	—	—	—	70,029
SA PIMCO Global Bond Opportunities	—	—	(172,785)	162,957	(3,385,591)
SA PIMCO VCP Tactical Balanced	—	—	—	—	156,447
SA Putnam International Growth and Income	—	—	—	—	24,952
SA Schroders VCP Global Allocation	—	—	—	—	(111,506)
SA VCP Index Allocation	—	—	—	728,884	—

(1)	Change in unrealized appreciation (depreciation) on futures contracts
(2)	Change in unrealized appreciation (depreciation) on swap contracts
(3)	Change in unrealized appreciation (depreciation) on written options contracts
(4)	Change in unrealized appreciation (depreciation) on investments
(5)	Change in unrealized appreciation (depreciation) on forward contracts

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

    The following table represents the average monthly balances of derivatives held during the six months ended July 31, 2024.
	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Forward Exchange Contracts(1)	Purchased Call Options Contracts(2)	Purchased Put Options Contracts(2)	Interest Rate Swap Contracts(1)	Credit Default Swap Contracts(1)	Equity Swaps(2)	Written Call Option Contracts(2)	Written Put Option Contracts(2)
SA BlackRock VCP Global Multi Asset	$157,265,565	$48,418,123	$—	$1,838,792	$—	$—	$14,646,695	$—	$—
SA Emerging Markets Equity Index	4,120,293	—	—	—	—	—	—	—	—
SA Federated Hermes Corporate Bond	993,750	—	—	—	—	—	—	—	—
SA Franklin Tactical Opportunities	4,610,243	—	—	—	—	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	16,228,544	15,594	—	—	—	6,058,333	—	—	—
SA International Index	24,617,013	—	—	—	—	—	—	—	—
SA JPMorgan Diversified Balanced	150,645,550	8,100,901	—	—	—	—	—	—	—
SA JPMorgan Emerging Markets	8,970,630	—	—	—	—	—	—	—	—
SA JPMorgan MFS Core Bond	92,205,967	—	—	—	—	—	—	—	—
SA Large Cap Growth Index	530,904	—	—	—	—	—	—	—	—
SA Large Cap Index	39,128,502	—	—	—	—	—	—	—	—
SA Large Cap Value Index	796,356	—	—	—	—	—	—	—	—
SA MFS Total Return	20,712,044	—	—	—	—	—	—	—	—
SA Mid Cap Index	4,851,015	—	—	—	—	—	—	—	—
SA PIMCO Global Bond Opportunities	301,407,222	304,767,390	11,822	132,090	678,137,750	161,580,125	—	59,373	139,103
SA PIMCO VCP Tactical Balanced	808,676,474	84,510,294	36,487	2,530,498	109,770,906	816,667	—	44,940	20,656
SA Putnam International Growth and Income	—	137,182,695	—	—	—	—	—	—	—
SA Schroders VCP Global Allocation	232,838,484	96,963,704	—	220,576	—	—	—	—	—
SA Small Cap Index	13,523,240	—	—	—	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	4,633,914	—	143	647	—	5,050,000	—	997	—
SA T. Rowe Price VCP Balanced	398,832,169	—	—	2,038,601	—	1,900,000	—	—	—
SA VCP Dynamic Allocation	1,869,720,208	—	—	58,813,005	—	—	—	—	—
SA VCP Dynamic Strategy	731,132,917	—	—	—	—	—	—	—	—
SA VCP Index Allocation	217,049,705	—	—	820,180	—	—	—	—	—

(1)	Amounts represent notional amounts in US dollars.
(2)	Amounts represent values in US dollars.
    The following table represents the Portfolio’s objectives for using derivative instruments for the six months ended July 31, 2024:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Forward Exchange Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Equity Swap Contracts
SA BlackRock VCP Global Multi Asset	2, 5	7	6	-	-	4
SA Emerging Markets Equity Index	5	-	-	-	-	-
SA Federated Hermes Corporate Bond	2	-	-	-	-	-
SA Franklin Tactical Opportunities	5	-	-	-	-	-
SA Goldman Sachs Multi-Asset Insights	4	-	-	-	4	-
SA International Index	5	-	-	-	-	-
SA JPMorgan Diversified Balanced	2, 5	1	-	-	-	-
SA JPMorgan Emerging Markets	5	-	-	-	-	-
SA JPMorgan MFS Core Bond	2	-	-	-	-	-
SA Large Cap Growth Index	5	-	-	-	-	-
SA Large Cap Index	5	-	-	-	-	-
SA Large Cap Value Index	5	-	-	-	-	-
SA MFS Total Return	2	-	-	-	-	-
SA Mid Cap Index	5	-	-	-	-	-
SA PIMCO Global Bond Opportunities	2, 5	1, 7	2,5, 6, 7	2, 5, 7	3, 5, 6	-
SA PIMCO RAE International Value	-	7	-	-	-	-
SA PIMCO VCP Tactical Balanced	2, 5	7	2, 5, 6	2, 5	3, 5, 6	-
SA Putnam International Growth and Income	-	7	-	-	-	-
SA Schroders VCP Global Allocation	2, 5	7	5, 6	-	3, 5	-
SA Small Cap Index	5	-	-	-	-	-
SA T. Rowe Price Asset Allocation Growth	2	-	5	-	3	-
SA T. Rowe Price VCP Balanced	2, 5	-	5	-	3	-

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Forward Exchange Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Equity Swap Contracts
SA VCP Dynamic Allocation	6	-	6	-	-	-
SA VCP Dynamic Strategy	6	-	6	-	-	-
SA VCP Index Allocation	5	-	5	-	-	-

(1)	To manage foreign currency exchange rate risk.
(2)	To manage interest rate risk and the duration of the portfolio.
(3)	To manage credit risk.
(4)	To manage against or gain exposure to certain securities and/or sectors.
(5)	To manage exposures in certain securities markets.
(6)	To manage portfolio risk.
(7)	To manage interest rate or foreign currency exchange rate risk, or gain exposures to foreign currencies.
    The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of July 31, 2024. The repurchase agreements held by the Portfolios as of July 31, 2024, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.
	SA BlackRock VCP Global Multi Asset Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$2,684	$—	$—	$2,684	$1,931	$—	$—	$1,931	$753	$—	$753
Citibank, N.A.	123,387	—	—	123,387	38,295	—	—	38,295	85,092	—	85,092
Deutsche Bank AG	17,232	—	—	17,232	—	—	—	—	17,232	—	17,232
Goldman Sachs International	—	—	—	—	19,783	—	—	19,783	(19,783)	—	(19,783)
JPMorgan Chase Bank, N.A.	21,771	786,858	—	808,629	371,209	—	—	371,209	437,420	—	437,420
Morgan Stanley & Co. International PLC	—	—	—	—	18,761	—	—	18,761	(18,761)	—	(18,761)
UBS AG	8,976	—	—	8,976	—	—	—	—	8,976	—	8,976
Total	$174,050	$786,858	$—	$960,908	$449,979	$—	$—	$449,979	$510,929	$—	$510,929

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Goldman Sachs Multi-Asset Insights Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Deutsche Bank AG	$—	$—	$—	$—	$337	$—	$—	$337	$(337)	$—	$(337)
JPMorgan Chase Bank, N.A.	—	—	—	—	5	—	—	5	(5)	—	(5)
Morgan Stanley & Co., Inc.	—	—	—	—	37	—	—	37	(37)	—	(37)
Total	$—	$—	$—	$—	$379	$—	$—	$379	$(379)	$—	$(379)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA JPMorgan Diversified Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$108,751	$—	$—	$108,751	$9,969	$—	$—	$9,969	$98,782	$—	$98,782
Morgan Stanley & Co. International PLC	—	—	—	—	2,143	—	—	2,143	(2,143)	—	(2,143)
State Street Bank & Trust Company	8,215	—	—	8,215	14,032	—	—	14,032	(5,817)	—	(5,817)
Toronto Dominion Bank	183	—	—	183	4,970	—	—	4,970	(4,787)	—	(4,787)
Total	$117,149	$—	$—	$117,149	$31,114	$—	$—	$31,114	$86,035	$—	$86,035

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA PIMCO Global Bond Opportunities Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$39,700	$—	$37,597	$77,297	$1,472,344	$2,347	$25,107	$1,499,798	$(1,422,501)	$469,848	$(952,653)
BNP Paribas SA	—	—	—	—	969	—	5,276	6,245	(6,245)	6,245	—
Goldman Sachs International	225,667	—	106,741	332,408	2,520,691	51,349	106,322	2,678,362	(2,345,954)	836,996	(1,508,958)
Morgan Stanley & Co., Inc.	—	—	—	—	—	—	7,906	7,906	(7,906)	—	(7,906)
Total	$265,367	$—	$144,338	$409,705	$3,994,004	$53,696	$144,611	$4,192,311	$(3,782,606)	$1,313,089	$(2,469,517)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA PIMCO VCP Tactical Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$4,760	$—	$—	$4,760	$66,612	$—	$9,435	$76,047	$(71,287)	$—	$(71,287)
Barclays Bank PLC	398,674	—	—	398,674	293,019	—	870	293,889	104,785	—	104,785
Citibank, N.A.	83,094	—	—	83,094	107,145	—	—	107,145	(24,051)	—	(24,051)
Goldman Sachs International	349,320	—	123,158	472,478	131,178	—	119,717	250,895	221,583	—	221,583
Morgan Stanley & Co., Inc.	—	—	—	—	—	—	18,104	18,104	(18,104)	—	(18,104)
Total	$835,848	$—	$123,158	$959,006	$597,954	$—	$148,126	$746,080	$212,926	$—	$212,926

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Putnam International Growth and Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$32,425	$—	$—	$32,425	$98,439	$—	$—	$98,439	$(66,014)	$—	$(66,014)
Barclays Bank PLC	6,494	—	—	6,494	145,927	—	—	145,927	(139,433)	—	(139,433)
Citibank, N.A.	29,519	—	—	29,519	139,868	—	—	139,868	(110,349)	—	(110,349)
Goldman Sachs International	43,708	—	—	43,708	63,263	—	—	63,263	(19,555)	—	(19,555)
HSBC Bank PLC	13,011	—	—	13,011	15,830	—	—	15,830	(2,819)	—	(2,819)
JPMorgan Chase Bank, N.A.	50,813	—	—	50,813	85,552	—	—	85,552	(34,739)	—	(34,739)
Morgan Stanley & Co. International PLC	317,472	—	—	317,472	92,385	—	—	92,385	225,087	—	225,087
Natwest Markets PLC	90,142	—	—	90,142	145,408	—	—	145,408	(55,266)	—	(55,266)

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Putnam International Growth and Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
State Street Bank & Trust Company	$249,036	$—	$—	$249,036	$117,961	$—	$—	$117,961	$131,075	$—	$131,075
Toronto Dominion Bank	12,117	—	—	12,117	54,538	—	—	54,538	(42,421)	—	(42,421)
UBS AG	56,564	—	—	56,564	16,639	—	—	16,639	39,925	—	39,925
Westpac Banking Corp.	84,370	—	—	84,370	—	—	—	—	84,370	—	84,370
Total	$985,671	$—	$—	$985,671	$975,810	$—	$—	$975,810	$9,861	$—	$9,861

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Schroders VCP Global Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
	$—	$—	$177,310	$177,310	$—	$—	$—	$—	$177,310	$—	$177,310
Bank of America, N.A.	11,903	—	—	11,903	149,504	—	—	149,504	(137,601)	—	(137,601)
Barclays Bank PLC	436,889	—	—	436,889	426,550	—	—	426,550	10,339	—	10,339
Citibank, N.A.	6,316	—	—	6,316	161,272	—	—	161,272	(154,956)	—	(154,956)
Goldman Sachs International	5,304	—	—	5,304	99,235	—	—	99,235	(93,931)	—	(93,931)
Morgan Stanley & Co. International PLC	—	—	—	—	46,150	—	—	46,150	(46,150)	—	(46,150)
UBS AG	165,806	—	—	165,806	—	—	—	—	165,806	—	165,806
Total	$626,218	$—	$177,310	$803,528	$882,711	$—	$—	$882,711	$(79,183)	$—	$(79,183)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA T. Rowe Price VCP Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs International	$—	$—	$4,746,478	$4,746,478	$—	$—	$—	$—	$4,746,478	$(4,746,478)	$—
Total	$—	$—	$4,746,478	$4,746,478	$—	$—	$—	$—	$4,746,478	$(4,746,478)	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA VCP Dynamic Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$3,227,318	$3,227,318	$—	$—	$—	$—	$3,227,318	$(340,000)	$2,887,318
Citibank, N.A.	—	—	32,241,508	32,241,508	—	—	—	—	32,241,508	(32,241,508)	—
Goldman Sachs International	—	—	25,173,079	25,173,079	—	—	—	—	25,173,079	(25,173,079)	—
UBS AG	—	—	14,856,007	14,856,007	—	—	—	—	14,856,007	(14,856,007)	—
Total	$—	$—	$75,497,912	$75,497,912	$—	$—	$—	$—	$75,497,912	$(72,610,594)	$2,887,318

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA VCP Dynamic Strategy Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$2,581,854	$2,581,854	$—	$—	$—	$—	$2,581,854	$(260,000)	$2,321,854
Citibank, N.A.	—	—	20,862,153	20,862,153	—	—	—	—	20,862,153	(20,862,153)	—
Goldman Sachs International	—	—	15,491,125	15,491,125	—	—	—	—	15,491,125	(15,491,125)	—
UBS AG	—	—	9,220,970	9,220,970	—	—	—	—	9,220,970	(9,220,970)	—
Total	$—	$—	$48,156,102	$48,156,102	$—	$—	$—	$—	$48,156,102	$(45,834,248)	$2,321,854

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA VCP Index Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs International	$—	$—	$1,831,484	$1,831,484	$—	$—	$—	$—	$1,831,484	$(1,831,484)	$—
Total	$—	$—	$1,831,484	$1,831,484	$—	$—	$—	$—	$1,831,484	$(1,831,484)	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
Note 4 — Federal Income Taxes
    The following details the tax basis of distributions as well as the components of distributable earnings.  The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies,  investments in real estate investment trusts, investments in regulated investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.
	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2024
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA AB Growth	$—	$184,483,992	$577,577,169	$—	$122,437,596
SA AB Small & Mid Cap Value	9,070,861	25,503,900	17,589,838	6,735,554	39,558,851
SA BlackRock Multi-Factor 70/30	—	(415,518)	4,211,506	1,760,860	—
SA BlackRock VCP Global Multi Asset	8,425,999	(67,593,621)	6,835,020	4,728,138	—
SA Emerging Markets Equity Index	1,844,378	(6,207,188)	(7,650,365)	2,227,559	—
SA Federated Hermes Corporate Bond	42,627,100	(36,818,318)	(101,414,112)	45,964,384	—

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2024
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Fidelity Institutional AM® International Growth	$750,326	$3,314,415	$48,013,041	$777,747	$—
SA Fidelity Institutional AM® Real Estate	5,343,364	(2,195,110)	10,948,635	5,097,326	14,202,441
SA Fixed Income Index	13,876,418	(2,500,358)	(48,627,117)	12,085,686	—
SA Fixed Income Intermediate Index	11,717,912	(3,671,853)	(23,773,213)	8,814,868	—
SA Franklin BW U.S. Large Cap Value	22,393,451	12,483,405	266,942,584	27,906,147	116,501,360
SA Franklin Small Company Value	7,278,849	2,533,815	10,419,583	973,198	20,669,471
SA Franklin Systematic U.S. Large Cap Core	1,231,023	5,303,981	26,875,467	1,899,501	12,197,800
SA Franklin Systematic U.S. Large Cap Value	5,104,224	(16,886,763)	30,638,091	5,553,704	—
SA Franklin Tactical Opportunities	430,610	—	10,709,377	1,377,991	—
SA Global Index Allocation 60/40	1,345,205	1,787,388	2,041,917	1,350,899	2,713,101
SA Global Index Allocation 75/25	1,328,496	2,142,955	3,656,531	1,348,046	3,178,099
SA Global Index Allocation 90/10	4,943,894	9,182,222	24,089,063	5,626,287	11,846,487
SA Goldman Sachs Multi-Asset Insights	1,068,242	(1,579,934)	3,138,245	379,629	—
SA Index Allocation 60/40	3,230,500	8,241,444	13,401,391	3,512,154	10,247,788
SA Index Allocation 80/20	5,774,695	17,110,025	55,111,623	7,126,651	22,431,412
SA Index Allocation 90/10	15,630,968	47,567,548	179,042,178	19,773,567	60,418,807
SA International Index	20,598,059	(10,988,514)	111,816,864	17,318,744	—
SA Invesco Growth Opportunities	—	(42,780,972)	36,925,489	—	—
SA Janus Focused Growth	—	20,665,791	189,472,188	—	—
SA JPMorgan Diversified Balanced	6,603,957	(14,922,084)	17,465,829	6,043,754	—
SA JPMorgan Emerging Markets	5,032,666	(31,417,706)	(8,245,371)	7,125,701	—
SA JPMorgan Equity-Income	18,703,671	61,479,151	225,661,851	23,351,431	89,944,379
SA JPMorgan Global Equities	3,767,134	21,723,082	82,464,153	4,265,171	9,933,486
SA JPMorgan Large Cap Core	24,903,179	33,293,940	54,602,681	2,722,134	12,420,776
SA JPMorgan MFS Core Bond	57,704,701	(103,481,175)	(134,702,564)	47,332,859	—
SA JPMorgan Mid-Cap Growth	—	(26,790,802)	88,778,043	—	—
SA JPMorgan Ultra-Short Bond	11,574,357	(10,398,199)	(215,302)	3,702,708	—
SA Large Cap Growth Index	3,315,807	20,865,423	122,450,894	1,882,179	9,462,746
SA Large Cap Index	37,995,386	156,562,050	1,654,146,678	39,464,365	115,689,979
SA Large Cap Value Index	44,513,930	11,550,868	23,660,682	8,124,902	30,514,309
SA MFS Blue Chip Growth	1,782,053	72,287,082	216,688,555	2,720,760	10,450,854
SA MFS Massachusetts Investors Trust	6,025,137	107,454,655	293,064,796	6,603,573	72,568,892
SA MFS Total Return	10,026,208	18,717,362	55,752,090	8,529,339	16,172,372
SA Mid Cap Index	4,738,332	4,551,452	74,422,450	4,965,231	10,391,706
SA Morgan Stanley International Equities	5,497,100	(5,734,070)	36,179,244	5,042,593	—
SA PIMCO Global Bond Opportunities	6,462,827	(18,837,094)	(20,359,570)	—	—
SA PIMCO RAE International Value	15,214,056	(14,730,592)	13,215,580	19,436,172	—
SA PIMCO VCP Tactical Balanced	6,768,580	(115,175,398)	(33,064,183)	38,675,936	—
SA PineBridge High-Yield Bond	15,588,409	(33,835,766)	(2,202,047)	15,406,310	—
SA Putnam International Growth and Income	9,119,852	10,392,112	49,511,808	8,122,538	—
SA Schroders VCP Global Allocation	7,359,564	(27,159,759)	14,095,093	5,770,013	—
SA Small Cap Index	2,915,017	4,010,040	12,665,373	2,599,088	1,262,778
SA T. Rowe Price Asset Allocation Growth	7,010,256	7,889,622	67,262,582	5,845,602	5,002,742
SA T. Rowe Price VCP Balanced	26,273,624	(20,943,031)	95,807,720	23,143,615	—
SA VCP Dynamic Allocation	216,851,872	—	(88,361,334)	199,591,602	346,234,404
SA VCP Dynamic Strategy	72,585,220	—	(252,655,586)	131,319,428	462,969,921
SA VCP Index Allocation	21,408,075	14,359,768	36,174,538	7,986,231	4,983,950

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
    As of January 31, 2024, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:
	Capital Loss Carryforward Unlimited
Portfolio	ST	LT
SA BlackRock Multi-Factor 70/30	$—	$415,518
SA BlackRock VCP Global Multi Asset	—	67,593,621
SA Emerging Markets Equity Index	1,912,619	4,294,569
SA Federated Hermes Corporate Bond	9,797,430	27,020,888

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	Capital Loss Carryforward Unlimited
Portfolio	ST	LT
SA Fidelity Institutional AM® Real Estate	$2,195,110	$—
SA Fixed Income Index	204,664	2,295,694
SA Fixed Income Intermediate Index	273,649	3,398,204
SA Franklin Systematic U.S. Large Cap Value	13,611,575	3,275,188
SA Goldman Sachs Multi-Asset Insights	1,147,890	432,044
SA International Index	1,543,379	9,445,135
SA Invesco Growth Opportunities	41,468,422	1,312,550
SA JPMorgan Diversified Balanced	11,639,716	3,282,368
SA JPMorgan Emerging Markets	20,186,276	11,231,430
SA JPMorgan MFS Core Bond	33,431,554	70,049,621
SA JPMorgan Mid-Cap Growth	26,790,802	—
SA JPMorgan Ultra-Short Bond	3,421,739	6,976,460
SA Morgan Stanley International Equities	2,121,824	3,612,246
SA PIMCO Global Bond Opportunities	995,342	17,841,752
SA PIMCO RAE International Value	2,708,347	12,022,245
SA PIMCO VCP Tactical Balanced	49,262,030	65,913,368
SA PineBridge High-Yield Bond	4,015,595	29,820,171
SA Schroders VCP Global Allocation	—	27,159,759
SA T. Rowe Price VCP Balanced	—	20,943,031
    The Portfolios had a change in ownership as defined in the Internal Revenue Code on June 3, 2024. Therefore, certain capital loss carryforward amounts disclosed above may be subject to limitations on their use in future periods pursuant to applicable federal income tax regulations.
    Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended January 31, 2024, the Portfolios elected to defer late year ordinary  losses and post October capital losses as follows:
Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA BlackRock Multi-Factor 70/30	$31,555	$2,038,886	$1,742,021
    The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:
Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA AB Growth	$694,611,883	$(26,320,221)	$668,291,662	$1,100,929,415
SA AB Small & Mid Cap Value	87,425,284	(34,358,947)	53,066,337	476,658,691
SA BlackRock Multi-Factor 70/30	10,780,777	(2,030,683)	8,750,094	96,825,156
SA BlackRock VCP Global Multi Asset	53,578,777	(23,501,616)	30,077,161	652,148,543
SA Emerging Markets Equity Index	25,026,919	(20,686,137)	4,340,782	88,757,962
SA Federated Hermes Corporate Bond	7,997,607	(106,394,261)	(98,396,654)	1,505,488,058
SA Fidelity Institutional AM® International Growth	57,274,121	(2,061,933)	55,212,188	222,541,547
SA Fidelity Institutional AM® Real Estate	32,095,510	(5,023,414)	27,072,096	237,643,369
SA Fixed Income Index	1,458,286	(48,634,888)	(47,176,602)	572,263,975
SA Fixed Income Intermediate Index	1,516,363	(21,249,769)	(19,733,406)	507,251,351
SA Franklin BW U.S. Large Cap Value	314,222,629	(9,345,092)	304,877,537	956,464,397
SA Franklin Small Company Value	56,981,249	(6,190,079)	50,791,170	265,521,039
SA Franklin Systematic U.S. Large Cap Core	42,156,876	(1,149,889)	41,006,987	121,541,236
SA Franklin Systematic U.S. Large Cap Value	58,272,822	(4,017,098)	54,255,724	395,172,687
SA Franklin Tactical Opportunities	19,643,954	(3,646,614)	15,997,340	84,655,193
SA Global Index Allocation 60/40	11,523,327	(2,947,460)	8,575,867	92,897,255
SA Global Index Allocation 75/25	13,719,955	(1,900,355)	11,819,600	94,106,890
SA Global Index Allocation 90/10	62,927,519	(4,035,384)	58,892,135	326,679,972
SA Goldman Sachs Multi-Asset Insights	5,865,754	(613,344)	5,252,410	43,200,830
SA Index Allocation 60/40	39,939,771	(7,124,177)	32,815,594	240,302,615
SA Index Allocation 80/20	109,493,877	(6,570,972)	102,922,905	428,897,006
SA Index Allocation 90/10	332,681,488	(10,734,892)	321,946,596	1,132,873,110
SA International Index	207,535,789	(51,518,487)	156,017,302	606,394,564

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA Invesco Growth Opportunities	$65,690,294	$(6,727,185)	$58,963,109	$237,575,189
SA Janus Focused Growth	195,929,959	(4,626,759)	191,303,200	241,804,234
SA JPMorgan Diversified Balanced	54,790,653	(21,820,614)	32,970,039	403,034,183
SA JPMorgan Emerging Markets	25,886,312	(13,526,355)	12,359,957	167,234,874
SA JPMorgan Equity-Income	284,687,900	(19,395,238)	265,292,662	723,373,458
SA JPMorgan Global Equities	101,519,767	(5,088,367)	96,431,400	238,896,751
SA JPMorgan Large Cap Core	101,233,309	(4,002,340)	97,230,969	385,435,038
SA JPMorgan MFS Core Bond	12,126,200	(129,877,698)	(117,751,498)	1,926,274,690
SA JPMorgan Mid-Cap Growth	94,643,818	(26,047,827)	68,595,991	587,133,957
SA JPMorgan Ultra-Short Bond	756,805	(24,746)	732,059	350,308,301
SA Large Cap Growth Index	192,762,497	(5,113,814)	187,648,683	372,612,947
SA Large Cap Index	1,965,336,687	(68,259,335)	1,897,077,352	1,419,179,388
SA Large Cap Value Index	87,505,243	(21,693,267)	65,811,976	446,869,555
SA MFS Blue Chip Growth	269,816,571	(8,987,260)	260,829,311	409,999,489
SA MFS Massachusetts Investors Trust	327,808,919	(7,286,227)	320,522,692	555,218,593
SA MFS Total Return	88,195,644	(23,000,716)	65,194,928	448,033,185
SA Mid Cap Index	140,981,354	(23,313,296)	117,668,058	381,309,605
SA Morgan Stanley International Equities	59,936,341	(19,362,209)	40,574,132	303,227,830
SA PIMCO Global Bond Opportunities	13,373,106	(13,276,841)	96,265	400,877,147
SA PIMCO RAE International Value	58,946,955	(38,395,722)	20,551,233	443,878,450
SA PIMCO VCP Tactical Balanced	(6,688,955)	(37,988,002)	(44,676,957)	1,355,492,889
SA PineBridge High-Yield Bond	10,997,208	(12,213,080)	(1,215,872)	258,843,066
SA Putnam International Growth and Income	81,974,265	(16,809,801)	65,164,464	276,408,371
SA Schroders VCP Global Allocation	51,679,647	(22,676,961)	29,002,686	421,859,619
SA Small Cap Index	92,282,171	(46,531,954)	45,750,217	288,540,762
SA T. Rowe Price Asset Allocation Growth	152,657,374	(38,895,534)	113,761,840	639,375,955
SA T. Rowe Price VCP Balanced	223,507,539	(75,412,177)	148,095,362	1,338,796,947
SA VCP Dynamic Allocation	915,842,055	(391,506,745)	524,335,310	7,919,922,690
SA VCP Dynamic Strategy	450,153,005	(230,076,358)	220,076,647	5,227,756,981
SA VCP Index Allocation	81,446,601	(12,322,580)	69,124,021	479,772,545
Note 5 — Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)
    SAAMCo serves as investment adviser to the Trust and employs investment subadvisers that make investment decisions for all or portions of certain of the Portfolios. The Portfolios pay SAAMCo a monthly fee, calculated daily based on net assets at the annual rates set forth in the table below. SAAMCo has contractually (unless otherwise indicated) agreed to waive a portion of its advisory fee for certain Portfolios.  The subadvisers are compensated for their services by SAAMCo.
Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA AB Growth	AllianceBernstein L.P.	0.700% on the first $50 million 0.650% on the next $100 million 0.600% over $150 million	No fee waiver
SA AB Small & Mid Cap Value	AllianceBernstein L.P.	0.950% on first $250 million 0.900% over $250 million	0.900% on the first $250 million 0.850% over $250 million
SA BlackRock Multi-Factor 70/30	BlackRock Investment, LLC	0.650% on the first $250 million 0.600% over $250 million	0.400% on the first $250 million 0.350% over $250 million(1)
SA BlackRock VCP Global Multi Asset	BlackRock Investment, LLC	0.860% on first $500 million 0.840% on next $2.5 billion 0.790% over $3 billion	0.850% on the first $500 million 0.810% on the next $2.5 billion 0.790% over $3 billion
SA Emerging Markets Equity Index		0.450% on first $2 billion 0.400% over $2 billion	No fee waiver
SA Federated Hermes Corporate Bond	Federated Hermes Investment Management Company	0.700% on first $50 million 0.600% on next $100 million 0.550% on next $100 million 0.500% over $250 million	No fee waiver

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA Fidelity Institutional AM® International Growth	FIAM, LLC	0.780% on first $100 million 0.760% on next $100 million 0.750% over $200 million	No fee waiver
SA Fidelity Institutional AM® Real Estate	FIAM, LLC	0.800% on first $100 million 0.750% on next $400 million 0.700% over $500 million	No fee waiver
SA Fixed Income Index		0.300% on first $2 billion 0.250% over $2 billion	No fee waiver
SA Fixed Income Intermediate Index		0.300% on first $2 billion 0.250% over $2 billion	No fee waiver
SA Franklin BW U.S. Large Cap Value	Brandywine Global Investment Management, LLC	0.800% first $100 million 0.750% on next $400 million 0.700% over $500 million	0.670%
SA Franklin Small Company Value	Franklin Advisers, Inc.	1.00% on first $200 million 0.920% on next $300 million 0.900% over $500 million	0.950% on the first $200 million 0.870% on the next $300 million 0.850% thereafter(2)
SA Franklin Systematic U.S. Large Cap Core	Franklin Advisers, Inc.	0.500% on first $100 million 0.480% on next $150 million 0.460% on next $250 million 0.440% on next $250 million 0.430% over $750 million	No fee waiver
SA Franklin Systematic U.S. Large Cap Value	Franklin Advisers, Inc.	0.600%	No fee waiver
SA Franklin Tactical Opportunities	Franklin Advisers, Inc.	0.700% on first $500 million 0.675% on next $500 million 0.650% on next $1 billion 0.625% over $2 billion	No fee waiver
SA Global Index Allocation 60/40		0.100%	No fee waiver
SA Global Index Allocation 75/25		0.100%	No fee waiver
SA Global Index Allocation 90/10		0.100%	No fee waiver
SA Goldman Sachs Multi-Asset Insights	Goldman Sachs Asset Management, LP	0.700% on first $500 million 0.675% on next $500 million 0.665% thereafter	No fee waiver
SA Index Allocation 60/40		0.100%	No fee waiver
SA Index Allocation 80/20		0.100%	No fee waiver
SA Index Allocation 90/10		0.100%	No fee waiver
SA International Index		0.400% on first $2 billion 0.350% over $2 billion	No fee waiver
SA Invesco Growth Opportunities	Invesco Advisers, Inc.	0.750% on first $250 million 0.700% on next $250 million 0.650% over $500 million	No fee waiver
SA Janus Focused Growth	Janus Henderson Investors US LLC	0.850%	0.750%

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA JPMorgan Diversified Balanced	J.P. Morgan Investment Management, Inc.	0.700% on first $50 million 0.650% on next $100 million 0.600% on next $150 million 0.550% on next $200 million 0.500% over $500 million	Voluntary Waiver(3)
SA JPMorgan Emerging Markets	J.P. Morgan Investment Management, Inc.	1.150% on first $100 million 1.100% on next $100 million 1.050% over $200 million	1.000%
SA JPMorgan Equity-Income	J.P. Morgan Investment Management, Inc.	0.700% on first $50 million 0.650% on next $100 million 0.600% on next $150 million 0.550% on next $200 million 0.500% over $500 million	No fee waiver
SA JPMorgan Global Equities	J.P. Morgan Investment Management, Inc.	0.900% on first $50 million 0.800% on next $100 million 0.700% on next $150 million 0.650% over $300 million	No fee waiver
SA JPMorgan Large Cap Core	J.P. Morgan Investment Management, Inc.	0.800% on first $50 million 0.750% on next $200 million 0.700% over $250 million	0.730% on the first $50 million 0.680% on the next $200 million 0.630% over $250 million
SA JPMorgan MFS Core Bond	J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company	0.600%	0.500%
SA JPMorgan Mid-Cap Growth	J.P. Morgan Investment Management, Inc.	0.800% on first $100 million 0.750% over $100 million	0.790% on the first $100 million 0.750% on the next $400 million 0.730% over $500 million
SA JPMorgan Ultra-Short Bond	J.P. Morgan Investment Management, Inc.	0.475% on first $100 million 0.450% on next $400 million 0.425% on next $500 million 0.400% over $1 billion	No fee waiver
SA Large Cap Growth Index		0.300% on first $2 billion 0.250% over $2 billion	No fee waiver
SA Large Cap Index		0.400% on first $2 billion 0.320% on next $1 billion 0.280% over $3 billion	0.260% on the first $2 billion 0.180% on the next $1 billion 0.140% over $3 billion
SA Large Cap Value Index		0.300% on first $2 billion 0.250% over $2 billion	No fee waiver
SA MFS Blue Chip Growth	Massachusetts Financial Services Company	0.700% on first $250 million 0.650% on next $250 million 0.600% over $500 million	No fee waiver
SA MFS Massachusetts Investors Trust	Massachusetts Financial Services Company	0.700% on first $600 million 0.650% on next $900 million 0.600% over $1.5 billion	0.660% on the first $600 million 0.610% on the next $900 million 0.560% over $1.5 billion
SA MFS Total Return	Massachusetts Financial Services Company	0.700% on first $50 million 0.650% on next $450 million 0.625% for next $250 million 0.595% for next $250 million 0.575% over $1 billion	No fee waiver
SA Mid Cap Index		0.300% on first $2 billion 0.250% over $2 billion	No fee waiver

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA Morgan Stanley International Equities	Morgan Stanley Investment Management, Inc.	0.850% on first $250 million 0.800% on next $250 million 0.750% over $500 million	0.800% on the first $250 million 0.750% on the next $250 million 0.700% over $500 million
SA PIMCO Global Bond Opportunities	Pacific Investment Management Company, LLC	0.75% first $50 million 0.65% next $100 million 0.60% next $100 million 0.55% over $250 million	0.73% first $50 million 0.63% next $100 million 0.58% next $100 million 0.53% over $250 million(4)
SA PIMCO RAE International Value	Pacific Investment Management Company, LLC	1.025% on first $50 million 0.865% on next $150 million 0.775% on next $300 million 0.750% over $500 million	0.765% on the first $250 million 0.740% over $250 million
SA PIMCO VCP Tactical Balanced	Pacific Investment Management Company, LLC	0.860% on first $750 million 0.850% on next $750 million 0.820% over $1.5 billion	No fee waiver
SA PineBridge High-Yield Bond	PineBridge Investments, LLC	0.700% on first $50 million 0.650% on next $100 million 0.600% on next $100 million 0.550% over $250 million	No fee waiver
SA Putnam International Growth and Income	Putnam Investment Management, LLC	1.000% on first $150 million 0.900% on next $150 million 0.800% over $300 million	Voluntary Waiver(5)
SA Schroders VCP Global Allocation	Schroders Investment Management North America, Inc.	0.850% on first $250 million 0.830% on next $250 million 0.790% on next $1 billion 0.770% over $1.5 billion	No fee waiver
SA Small Cap Index		0.350% on first $2 billion 0.300% over $2 billion	0.310% on first $2 billion 0.260% over $2 billion
SA T. Rowe Price Asset Allocation Growth	T. Rowe Price Associates, Inc.	0.700% on first $400 million 0.685% on next $500 million 0.660% on next $1 billion 0.635% thereafter	No fee waiver
SA T. Rowe Price VCP Balanced	T. Rowe Price Associates, Inc.	0.850% on first $200 million
0.820% reset at $200 million
0.820% on next $300 million
0.800% reset at $500 million
0.800% on next $500 million
0.770% reset at $1 billion
0.750% on next $1 billion
0.750% reset at $2 billion
		0.750% over $2 billion	No fee waiver
SA VCP Dynamic Allocation	AllianceBernstein L.P.	0.250% on first $1.5 billion 0.220% on next $1.5 billion 0.200% over $3 billion	Voluntary Waiver(6)
SA VCP Dynamic Strategy	AllianceBernstein L.P.	0.250% on first $1.5 billion 0.220% on next $1.5 billion 0.200% over $3 billion	Voluntary Waiver(6)

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA VCP Index Allocation	T. Rowe Price Associates, Inc.	0.200% on first $500 million 0.175% thereafter	No fee waiver

(1)	The Advisor has also contractually agreed to waive an additional portion of its management fee in an amount equal to the Portfolio’s expenses related to investments in exchange traded funds (“ETFs”) managed or advised by BlackRock Investment Management, LLC (“BlackRock”) or its affiliates, and this waiver will continue so long as the Portfolio invests in such ETFs.
(2)	The Advisor has also voluntarily agreed to waive its advisory fee with the respect to SA Franklin Small Company Value Portfolio, after taking into account the contractual advisory fee waiver above, so that its advisory fee payable by the Portfolio is equal to 0.90% of the Portfolio’s average daily net assets on the first $200 million, 0.82% of the Portfolio’s average daily net assets on the next $300 million, and 0.80% of the Portfolio’s average daily net assets thereafter.
(3)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its Advisory fee in an amount equal to the amount of any Subadvisory fees voluntarily waived by the Portfolio’s Subadviser, J.P. Morgan Investment Management, Inc (“JPM”), in connection with the Portfolio’s investments in the JPM underlying Portfolios (the “ JPMorgan Fee Waiver”). The JPMorgan Fee Waiver may be modified or terminated at any time by the Subadviser.
(4)	The information presented represents the advisory fees after waivers that became effective on April 29, 2024. Prior to that date, the portfolio has no fee waivers.
(5)	The Advisor voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the SA Putnam International Growth and Income Portfolio.
(6)	The Advisor has also voluntarily agreed, until further notice, to waive an additional portion of its advisory fee, in an amount equal to the amount of any advisory fees voluntarily waived by the Portfolio’ Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Portfolio’ investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Portfolio Waiver”). The AB Portfolio Waiver may be terminated at any time by the Advisor.
    For the six months ended July 31, 2024, advisory fees waived were as follows:
Portfolio	Amount
SA AB Small & Mid Cap Value	$125,139
SA BlackRock Multi-Factor 70/30	215,182
SA BlackRock VCP Global Multi Asset	54,097
SA Franklin BW U.S. Large Cap Value	332,154
SA Franklin Small Company Value	144,391
SA Janus Focused Growth	221,694
SA JPMorgan Diversified Balanced	57,409
SA JPMorgan Emerging Markets	121,771
SA JPMorgan Large Cap Core	160,132
SA JPMorgan MFS Core Bond	858,752
SA JPMorgan Mid-Cap Growth	21,554
SA Large Cap Index	2,269,938
SA MFS Massachusetts Investors Trust	178,311
SA Morgan Stanley International Equities	87,257
SA PIMCO Global Bond Opportunities	15,565
SA PIMCO RAE International Value	179,250
SA Putnam International Growth and Income	83,633
SA Small Cap Index	61,974
SA VCP Dynamic Allocation	243,621
SA VCP Dynamic Strategy	126,451
    The Adviser has contractually agreed to waive its fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below certain percentages of the following Portfolios’ average net assets. This agreement may be modified or discontinued prior to April 30, 2026, only with the approval of the Board, including a majority of the trustees who are not “interested persons” of the Trust as defined in the 1940 Act. For purposes of the waived fees and reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. During the period ended July 31, 2024, the Adviser waived its fees and/or reimbursed expenses, if necessary, to keep annual operating expenses at or below the following percentages:
Portfolio	Class 1	Class 2	Class 3
SA BlackRock Multi-Factor 70/30	0.51%	N/A	0.76%
SA BlackRock VCP Global Multi Asset	0.91%	N/A	1.16%
SA Emerging Markets Equity Index	0.58%	N/A	0.83%
SA Fidelity Institutional AM® International Growth	0.88%	N/A	1.13%
SA Fixed Income Index	0.34%	N/A	0.59%
SA Fixed Income Intermediate Index	0.34%	N/A	0.59%
SA Franklin Systematic U.S. Large Cap Core	0.70%	N/A	0.95%
SA Franklin Tactical Opportunities	0.81%	N/A	1.06%
SA Global Index Allocation 60/40	0.18%	N/A	0.43%
SA Global Index Allocation 75/25	0.18%	N/A	0.43%
SA Global Index Allocation 90/10	0.18%	N/A	0.43%

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Class 1	Class 2	Class 3
SA Goldman Sachs Multi-Asset Insights	0.81%	N/A	1.06%
SA Index Allocation 60/40	0.18%	N/A	0.43%
SA Index Allocation 80/20	0.18%	N/A	0.43%
SA Index Allocation 90/10	0.18%	N/A	0.43%
SA International Index	0.52%	N/A	0.77%
SA JPMorgan Diversified Balanced	0.83%	0.98%	1.08%
SA JPMorgan Mid-Cap Growth	0.79%	0.94%	1.04%
SA Large Cap Growth Index	0.35%	N/A	0.60%
SA Large Cap Value Index	0.35%	N/A	0.60%
SA Mid Cap Index	0.40%	N/A	0.65%
SA PIMCO VCP Tactical Balanced	0.91%	N/A	1.16%
SA Schroders VCP Global Allocation	0.90%	N/A	1.15%
SA Small Cap Index	0.41%	N/A	0.66%
SA T. Rowe Price Asset Allocation Growth	0.81%	N/A	1.06%
SA T. Rowe Price VCP Balanced	0.90%	N/A	1.15%
SA VCP Index Allocation	0.28%	N/A	0.53%
    The Adviser may also voluntarily waive additional fees and/or reimburse additional expenses.  The Adviser may terminate all such voluntary waivers and/or reimbursements at any time.
    For the six months ended July 31, 2024, expenses reimbursed were as follows:
Portfolio	Amount
SA BlackRock Multi-Factor 70/30	$174
SA BlackRock VCP Global Multi Asset	37,916
SA Emerging Markets Equity Index	117,561
SA Fidelity Institutional AM® International Growth	221
SA Fixed Income Index	47,540
SA Fixed Income Intermediate Index	50,327
SA Franklin Tactical Opportunities	85,962
SA Global Index Allocation 60/40	220
SA Goldman Sachs Multi-Asset Insights	90,984
SA Large Cap Growth Index	14,285
SA Large Cap Value Index	20,791
SA PIMCO VCP Tactical Balanced	29,973
SA Schroders VCP Global Allocation	34,508
SA Small Cap Index	7,775
    Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of advisory fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred or the current expense limitation of that share class.
    At July 31, 2024, expenses previously reimbursed by the Adviser that are subject to recoupment and expire during the time period indicated below are as follows:
	Amount Recouped	Balance Subject to Recoupment
Portfolio	July 31, 2024	January 31, 2025	January 31, 2026	July 31, 2026
SA BlackRock Multi-Factor 70/30	$174	$25,336	$39,374	$174
SA BlackRock VCP Global Multi Asset	5,938	—	40,100	37,916
SA Emerging Markets Equity Index	—	151,979	223,582	117,561
SA Fidelity Institutional AM® International Growth	—	—	—	221
SA Fixed Income Index	—	52,992	122,192	47,540
SA Fixed Income Intermediate Index	—	66,459	110,310	50,327
SA Franklin Tactical Opportunities	22,715	46,399	172,191	85,962
SA Global Index Allocation 60/40	2,461	8,948	19,768	220
SA Global Index Allocation 75/25	3,390	9,065	19,178	—
SA Goldman Sachs Multi-Asset Insights	25,302	48,734	190,663	90,984
SA JPMorgan Mid-Cap Growth	4,856	—	—	—
SA Large Cap Growth Index	—	30,441	71,174	14,285
SA Large Cap Value Index	—	33,404	72,606	20,791
SA PIMCO VCP Tactical Balanced	29,973	—	—	—
SA Schroders VCP Global Allocation	—	37,962	100,263	34,508
SA Small Cap Index	1,048	—	36,215	7,775

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

    The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a majority-owned subsidiary of Variable Annuity Life Insurance Company ("VALIC"), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement. Accordingly, for the six months ended July 31, 2024, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.
    Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the six months ended July 31, 2024, service fees were paid (see Statement of Operations) based on the aforementioned rates.
    The SA Large Cap Growth Index Fund had a trade error from June 28th to July 18th due to incorrectly applying weightings for the S&P 500 Growth Index used by the Portfolio to replicate the performance of the Index.  The error was corrected on July 18th and resulted in a loss of $(670,969) which was reimbursed by the Adviser.
    From 2019 – 2023, The SA JPMorgan Diversified Balanced Portfolio and SA JPMorgan MFS Core Bond Portfolio purchased securities under Rule 10f-3 of the Securities and Exchange Act of 1940 that were not eligible to be acquired under Rule 10f-3.  The SA JPMorgan Diversified Balanced Portfolio realized a loss of $(1,369) which will be reimbursed by the subadviser and the SA JPMorgan MFS Core Bond Portfolio realized a gain of $27,581.
Note 6 — Purchases and Sales of Investment Securities
    The cost of purchases and proceeds from sales and maturities of long—term investments during the six months ended July 31, 2024 were as follows:
Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA AB Growth	$224,863,490	$353,398,775	$—	$—
SA AB Small & Mid Cap Value	154,459,346	175,632,600	—	—
SA BlackRock Multi-Factor 70/30	28,744,331	27,852,939	—	—
SA BlackRock VCP Global Multi Asset	167,648,197	215,682,640	86,642,745	85,927,138
SA Emerging Markets Equity Index	6,615,147	6,980,108	—	—
SA Federated Hermes Corporate Bond	89,930,073	37,981,384	45,369,141	—
SA Fidelity Institutional AM® International Growth	122,158,954	120,261,575	—	—
SA Fidelity Institutional AM® Real Estate	33,122,669	45,092,774	—	—
SA Fixed Income Index	1,610,780	6,608,496	32,993,474	45,450,793
SA Fixed Income Intermediate Index	—	19,719,627	58,905,844	51,919,891
SA Franklin BW U.S. Large Cap Value	398,261,763	502,216,328	—	—
SA Franklin Small Company Value	83,925,856	98,790,125	—	—
SA Franklin Systematic U.S. Large Cap Core	46,657,188	50,286,453	—	—
SA Franklin Systematic U.S. Large Cap Value	200,080,975	173,082,319	—	—
SA Franklin Tactical Opportunities	12,529,039	12,837,648	7,298,097	6,322,218
SA Global Index Allocation 60/40	7,402,409	7,967,988	—	—
SA Global Index Allocation 75/25	6,483,617	6,454,434	—	—
SA Global Index Allocation 90/10	18,498,476	22,203,839	—	—
SA Goldman Sachs Multi-Asset Insights	27,600,150	28,112,327	—	—
SA Index Allocation 60/40	9,752,873	17,524,145	—	—
SA Index Allocation 80/20	14,764,005	32,401,208	—	—
SA Index Allocation 90/10	33,100,562	80,182,815	—	—
SA International Index	14,741,054	46,618,043	—	—
SA Invesco Growth Opportunities	77,932,504	98,678,654	—	—
SA Janus Focused Growth	81,925,598	148,535,652	—	—
SA JPMorgan Diversified Balanced	122,145,155	132,918,653	55,077,789	65,165,622
SA JPMorgan Emerging Markets	56,307,324	72,519,091	—	—
SA JPMorgan Equity-Income	91,773,619	166,037,905	—	—
SA JPMorgan Global Equities	112,165,358	137,244,743	—	—
SA JPMorgan Large Cap Core	148,897,666	147,810,621	—	—
SA JPMorgan MFS Core Bond	101,944,531	93,714,922	490,761,481	439,364,695
SA JPMorgan Mid-Cap Growth	226,853,654	243,783,384	—	—
SA JPMorgan Ultra-Short Bond	279,918,105	117,985,286	7,007,269	85,351,447
SA Large Cap Growth Index	65,260,457	79,255,555	—	—
SA Large Cap Index	31,208,212	282,664,606	—	—
SA Large Cap Value Index	49,207,777	36,392,666	—	—
SA MFS Blue Chip Growth	132,494,323	222,685,742	—	—

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA MFS Massachusetts Investors Trust	$93,506,360	$222,662,550	$—	$—
SA MFS Total Return	41,330,015	59,961,431	26,562,791	34,860,552
SA Mid Cap Index	49,194,051	57,855,123	—	—
SA Morgan Stanley International Equities	76,008,230	95,868,100	—	—
SA PIMCO Global Bond Opportunities	148,792,319	175,855,294	792,180,492	781,217,782
SA PIMCO RAE International Value	121,962,854	148,363,298	—	—
SA PIMCO VCP Tactical Balanced	53,860,095	32,062,955	757,370,013	656,651,451
SA PineBridge High-Yield Bond	50,752,714	37,607,648	—	—
SA Putnam International Growth and Income	45,843,413	71,232,262	—	—
SA Schroders VCP Global Allocation	79,714,640	77,356,462	—	—
SA Small Cap Index	45,190,918	40,959,991	—	—
SA T. Rowe Price Asset Allocation Growth	91,571,198	111,732,499	18,250,632	178,567,345
SA T. Rowe Price VCP Balanced	181,756,658	255,677,078	49,698,758	44,864,247
SA VCP Dynamic Allocation	230,000,000	810,590,755	277,194,895	279,824,190
SA VCP Dynamic Strategy	174,153,387	540,439,530	175,349,167	216,976,441
SA VCP Index Allocation	14,324,718	30,158,459	—	—
Note 7 — Capital Share Transactions
    Transactions in capital shares of each class of each Portfolio were as follows:
	SA AB Growth Portfolio				SA AB Small & Mid Cap Value Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	58,749	$3,661,842	306,039	$15,133,236	64,498	$822,427	74,825	$943,626
Reinvested dividends	—	—	1,461,760	72,678,700	—	—	936,480	9,992,241
Shares redeemed	(1,894,211)	(117,249,938)	(4,612,643)	(238,787,331)	(861,036)	(11,345,941)	(1,661,501)	(21,184,659)
Total	(1,835,462)	$(113,588,096)	(2,844,844)	$(150,975,395)	(796,538)	$(10,523,514)	(650,196)	$(10,248,792)
Class 2
Shares sold	4,235	$260,410	19,039	$977,895	6,955	$91,727	11,446	$140,631
Reinvested dividends	—	—	115,690	5,617,906	—	—	73,373	782,887
Shares redeemed	(142,306)	(8,718,114)	(236,894)	(12,016,942)	(54,358)	(722,455)	(76,922)	(953,668)
Total	(138,071)	$(8,457,704)	(102,165)	$(5,421,141)	(47,403)	$(630,728)	7,897	$(30,150)
Class 3
Shares sold	150,857	$8,856,609	368,217	$18,117,941	1,121,207	$14,424,966	1,094,073	$13,457,764
Reinvested dividends	—	—	935,785	44,140,990	—	—	3,382,788	35,519,277
Shares redeemed	(885,015)	(52,618,526)	(1,749,413)	(86,379,016)	(2,046,304)	(26,427,295)	(4,230,230)	(52,266,706)
Total	(734,158)	$(43,761,917)	(445,411)	$(24,120,085)	(925,097)	$(12,002,329)	246,631	$(3,289,665)
Net increase (decrease)	(2,707,691)	$(165,807,717)	(3,392,420)	$(180,516,621)	(1,769,038)	$(23,156,571)	(395,668)	$(13,568,607)
	SA BlackRock Multi-Factor 70/30 Portfolio				SA BlackRock VCP Global Multi Asset Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	30	$504	7,928	$113,546	859	$8,776	1,217	$11,432
Reinvested dividends	—	—	431	6,664	—	—	417	3,744
Shares redeemed	(3,310)	(55,219)	(7,916)	(121,355)	(875)	(8,839)	(2,699)	(24,985)
Total	(3,280)	$(54,715)	443	$(1,145)	(16)	$(63)	(1,065)	$(9,809)

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA BlackRock Multi-Factor 70/30 Portfolio				SA BlackRock VCP Global Multi Asset Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 3
Shares sold	233,043	$3,855,588	748,848	$11,029,049	1,119,271	$11,358,575	2,085,360	$19,539,665
Reinvested dividends	—	—	113,540	1,754,196	—	—	527,865	4,724,394
Shares redeemed	(227,151)	(3,750,634)	(376,166)	(5,563,057)	(5,258,487)	(53,082,222)	(9,162,700)	(84,822,368)
Total	5,892	$104,954	486,222	$7,220,188	(4,139,216)	$(41,723,647)	(6,549,475)	$(60,558,309)
Net increase (decrease)	2,612	$50,239	486,665	$7,219,043	(4,139,232)	$(41,723,710)	(6,550,540)	$(60,568,118)
	SA Emerging Markets Equity Index Portfolio				SA Federated Hermes Corporate Bond Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	247,604	$3,399,388	309,694	$4,101,667	3,922,934	$44,616,527	3,504,462	$39,765,979
Reinvested dividends	—	—	141,200	1,800,299	—	—	1,310,089	14,188,265
Shares redeemed	(301,270)	(4,270,120)	(920,374)	(12,284,684)	(3,020,585)	(34,759,195)	(6,270,580)	(71,439,506)
Total	(53,666)	$(870,732)	(469,480)	$(6,382,718)	902,349	$9,857,332	(1,456,029)	$(17,485,262)
Class 2
Shares sold					15,744	$181,636	37,018	$423,306
Reinvested dividends					—	—	32,543	353,089
Shares redeemed					(49,910)	(574,234)	(155,053)	(1,757,220)
Total					(34,166)	$(392,598)	(85,492)	$(980,825)
Class 3
Shares sold	89,258	$1,243,935	247,409	$3,312,576	7,699,702	$88,174,755	8,442,894	$96,300,797
Reinvested dividends	—	—	33,749	427,260	—	—	2,923,073	31,423,030
Shares redeemed	(90,893)	(1,296,820)	(138,335)	(1,849,344)	(3,155,988)	(35,981,192)	(5,762,048)	(64,773,018)
Total	(1,635)	$(52,885)	142,823	$1,890,492	4,543,714	$52,193,563	5,603,919	$62,950,809
Net increase (decrease)	(55,301)	$(923,617)	(326,657)	$(4,492,226)	5,411,897	$61,658,297	4,062,398	$44,484,722
	SA Fidelity Institutional AM® International Growth Portfolio				SA Fidelity Institutional AM® Real Estate Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,235,277	$23,055,895	125,054	$1,917,379	33,696	$399,748	1,426,674	$16,788,297
Reinvested dividends	—	—	49,116	751,481	—	—	753,167	7,719,959
Shares redeemed	(1,110,072)	(20,390,520)	(3,108,667)	(48,824,350)	(787,167)	(9,257,491)	(2,004,585)	(24,027,451)
Total	125,205	$2,665,375	(2,934,497)	$(46,155,490)	(753,471)	$(8,857,743)	175,256	$480,805
Class 2
Shares sold					3,120	$37,291	1,625	$19,935
Reinvested dividends					—	—	22,569	231,104
Shares redeemed					(11,374)	(133,641)	(34,908)	(405,819)
Total					(8,254)	$(96,350)	(10,714)	$(154,780)
Class 3
Shares sold	55,500	$1,013,238	260,257	$4,006,963	729,966	$8,657,015	687,216	$7,891,974
Reinvested dividends	—	—	1,729	26,266	—	—	1,120,306	11,348,704
Shares redeemed	(82,894)	(1,513,988)	(143,926)	(2,293,591)	(1,170,322)	(13,667,522)	(2,228,314)	(26,154,412)
Total	(27,394)	$(500,750)	118,060	$1,739,638	(440,356)	$(5,010,507)	(420,792)	$(6,913,734)
Net increase (decrease)	97,811	$2,164,625	(2,816,437)	$(44,415,852)	(1,202,081)	$(13,964,600)	(256,250)	$(6,587,709)

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Fixed Income Index Portfolio				SA Fixed Income Intermediate Index Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,744,845	$16,273,474	3,705,355	$34,649,204	1,637,200	$16,126,990	3,903,192	$38,347,177
Reinvested dividends	—	—	1,144,043	10,239,188	—	—	849,059	8,100,026
Shares redeemed	(3,595,312)	(33,783,997)	(5,751,999)	(53,720,988)	(3,518,586)	(34,800,040)	(7,985,180)	(77,670,507)
Total	(1,850,467)	$(17,510,523)	(902,601)	$(8,832,596)	(1,881,386)	$(18,673,050)	(3,232,929)	$(31,223,304)
Class 3
Shares sold	1,110,033	$10,376,902	2,074,962	$19,332,501	574,082	$5,642,452	1,333,147	$12,947,918
Reinvested dividends	—	—	207,472	1,846,498	—	—	75,326	714,842
Shares redeemed	(1,691,292)	(15,944,080)	(1,055,188)	(9,803,622)	(421,207)	(4,142,629)	(771,332)	(7,477,397)
Total	(581,259)	$(5,567,178)	1,227,246	$11,375,377	152,875	$1,499,823	637,141	$6,185,363
Net increase (decrease)	(2,431,726)	$(23,077,701)	324,645	$2,542,781	(1,728,511)	$(17,173,227)	(2,595,788)	$(25,037,941)
	SA Franklin BW U.S. Large Cap Value Portfolio				SA Franklin Small Company Value Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	81,395	$1,603,057	325,906	$6,143,851	112,841	$1,736,593	36,111	$560,098
Reinvested dividends	—	—	5,579,704	90,614,388	—	—	599,608	8,106,704
Shares redeemed	(4,035,848)	(78,522,684)	(8,283,437)	(155,900,267)	(841,432)	(13,416,915)	(1,309,648)	(20,478,529)
Total	(3,954,453)	$(76,919,627)	(2,377,827)	$(59,142,028)	(728,591)	$(11,680,322)	(673,929)	$(11,811,727)
Class 2
Shares sold	17,079	$332,270	64,161	$1,214,058
Reinvested dividends	—	—	273,568	4,450,948
Shares redeemed	(158,013)	(3,077,654)	(252,667)	(4,704,172)
Total	(140,934)	$(2,745,384)	85,062	$960,834
Class 3
Shares sold	342,864	$6,692,353	1,487,438	$27,718,722	490,743	$7,781,015	594,571	$9,063,473
Reinvested dividends	—	—	3,062,829	49,342,171	—	—	1,018,507	13,535,965
Shares redeemed	(2,214,059)	(43,111,213)	(3,270,452)	(61,068,210)	(812,891)	(12,788,467)	(1,473,806)	(22,241,133)
Total	(1,871,195)	$(36,418,860)	1,279,815	$15,992,683	(322,148)	$(5,007,452)	139,272	$358,305
Net increase (decrease)	(5,966,582)	$(116,083,871)	(1,012,950)	$(42,188,511)	(1,050,739)	$(16,687,774)	(534,657)	$(11,453,422)
	SA Franklin Systematic U.S. Large Cap Core Portfolio				SA Franklin Systematic U.S. Large Cap Value Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	285,534	$5,726,601	41,815	$750,698	5,426,160	$67,695,623	116,936	$1,237,418
Reinvested dividends	—	—	779,433	12,813,881	—	—	235,596	2,355,961
Shares redeemed	(515,688)	(10,468,786)	(1,282,860)	(23,066,101)	(2,063,561)	(24,580,962)	(2,744,050)	(29,164,625)
Total	(230,154)	$(4,742,185)	(461,612)	$(9,501,522)	3,362,599	$43,114,661	(2,391,518)	$(25,571,246)
Class 2
Shares sold					42,497	$497,012	8,950	$94,843
Reinvested dividends					—	—	7,374	73,523
Shares redeemed					(55,650)	(680,336)	(78,104)	(818,944)
Total					(13,153)	$(183,324)	(61,780)	$(650,578)
Class 3
Shares sold	150,983	$3,066,408	260,910	$4,667,719	417,107	$4,966,198	1,577,013	$16,362,451
Reinvested dividends	—	—	78,593	1,283,420	—	—	319,124	3,124,220
Shares redeemed	(90,881)	(1,841,499)	(52,464)	(939,174)	(1,805,058)	(21,233,510)	(2,546,333)	(26,361,682)
Total	60,102	$1,224,909	287,039	$5,011,965	(1,387,951)	$(16,267,312)	(650,196)	$(6,875,011)
Net increase (decrease)	(170,052)	$(3,517,276)	(174,573)	$(4,489,557)	1,961,495	$26,664,025	(3,103,494)	$(33,096,835)

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Franklin Tactical Opportunities Portfolio				SA Global Index Allocation 60/40 Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	482	$6,025	6,408	$70,080	51	$926	55	$916
Reinvested dividends	—	—	433	5,007	—	—	149	2,324
Shares redeemed	(138)	(1,723)	(12,526)	(144,467)	(22)	(396)	(2,660)	(42,734)
Total	344	$4,302	(5,685)	$(69,380)	29	$530	(2,456)	$(39,494)
Class 3
Shares sold	237,900	$2,952,296	753,043	$8,245,748	287,442	$5,039,094	619,572	$10,217,123
Reinvested dividends	—	—	118,777	1,372,984	—	—	259,698	4,061,676
Shares redeemed	(345,051)	(4,286,373)	(530,766)	(5,920,346)	(304,157)	(5,377,633)	(434,468)	(7,216,041)
Total	(107,151)	$(1,334,077)	341,054	$3,698,386	(16,715)	$(338,539)	444,802	$7,062,758
Net increase (decrease)	(106,807)	$(1,329,775)	335,369	$3,629,006	(16,686)	$(338,009)	442,346	$7,023,264
	SA Global Index Allocation 75/25 Portfolio				SA Global Index Allocation 90/10 Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	275	$5,152	14,376	$243,939	106	$2,106	1,203	$21,312
Reinvested dividends	—	—	1,156	18,629	—	—	12,914	215,659
Shares redeemed	(195)	(3,613)	(391)	(6,742)	(3,647)	(71,479)	(5,246)	(93,981)
Total	80	$1,539	15,141	$255,826	(3,541)	$(69,373)	8,871	$142,990
Class 3
Shares sold	211,895	$3,934,505	609,836	$10,481,145	512,354	$9,881,969	1,271,751	$22,620,898
Reinvested dividends	—	—	279,796	4,507,516	—	—	1,038,334	17,257,115
Shares redeemed	(198,337)	(3,674,061)	(364,626)	(6,256,137)	(657,620)	(12,818,927)	(1,129,484)	(20,139,875)
Total	13,558	$260,444	525,006	$8,732,524	(145,266)	$(2,936,958)	1,180,601	$19,738,138
Net increase (decrease)	13,638	$261,983	540,147	$8,988,350	(148,807)	$(3,006,331)	1,189,472	$19,881,128
	SA Goldman Sachs Multi-Asset Insights Portfolio				SA Index Allocation 60/40 Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	$—	3	$27	1	$14	17	$217
Reinvested dividends	—	—	163	1,577	—	—	1,644	19,503
Shares redeemed	(35)	(394)	(76)	(749)	(104)	(1,411)	(229)	(2,896)
Total	(35)	$(394)	90	$855	(103)	$(1,397)	1,432	$16,824
Class 3
Shares sold	172,149	$1,936,106	443,677	$4,392,440	424,533	$5,734,897	1,481,269	$18,735,644
Reinvested dividends	—	—	39,136	378,052	—	—	1,160,510	13,740,439
Shares redeemed	(201,132)	(2,246,638)	(328,912)	(3,245,224)	(962,660)	(12,984,227)	(1,715,980)	(21,599,832)
Total	(28,983)	$(310,532)	153,901	$1,525,268	(538,127)	$(7,249,330)	925,799	$10,876,251
Net increase (decrease)	(29,018)	$(310,926)	153,991	$1,526,123	(538,230)	$(7,250,727)	927,231	$10,893,075
	SA Index Allocation 80/20 Portfolio				SA Index Allocation 90/10 Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	25	$398	62,706	$858,968	28,808	$463,988	271,297	$4,063,928
Reinvested dividends	—	—	14,898	194,122	—	—	37,247	506,557
Shares redeemed	(31,827)	(478,310)	(6,765)	(94,771)	(12,826)	(209,707)	(401,058)	(5,686,788)
Total	(31,802)	$(477,912)	70,839	$958,319	15,982	$254,281	(92,514)	$(1,116,303)

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Index Allocation 80/20 Portfolio				SA Index Allocation 90/10 Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 3
Shares sold	676,504	$10,242,243	1,452,534	$20,158,560	1,227,679	$19,753,209	4,083,676	$59,046,970
Reinvested dividends	—	—	2,262,245	29,363,941	—	—	5,876,535	79,685,817
Shares redeemed	(1,738,311)	(26,444,853)	(2,346,343)	(32,778,966)	(4,004,771)	(64,571,420)	(5,620,744)	(81,864,109)
Total	(1,061,807)	$(16,202,610)	1,368,436	$16,743,535	(2,777,092)	$(44,818,211)	4,339,467	$56,868,678
Net increase (decrease)	(1,093,609)	$(16,680,522)	1,439,275	$17,701,854	(2,761,110)	$(44,563,930)	4,246,953	$55,752,375
	SA International Index Portfolio				SA Invesco Growth Opportunities Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	2,544,704	$34,122,828	2,661,663	$32,044,822	423,389	$2,684,341	7,765,427	$45,412,994
Reinvested dividends	—	—	1,451,221	16,703,556	—	—	—	—
Shares redeemed	(5,180,666)	(69,392,066)	(7,312,036)	(88,952,382)	(1,880,478)	(12,467,637)	(4,048,722)	(23,807,719)
Total	(2,635,962)	$(35,269,238)	(3,199,152)	$(40,204,004)	(1,457,089)	$(9,783,296)	3,716,705	$21,605,275
Class 2
Shares sold					3,663	$21,911	15,092	$80,299
Shares redeemed					(43,703)	(262,626)	(43,765)	(228,477)
Total					(40,040)	$(240,715)	(28,673)	$(148,178)
Class 3
Shares sold	172,960	$2,287,264	602,816	$7,308,542	722,361	$4,074,297	1,754,413	$8,555,390
Reinvested dividends	—	—	53,822	615,188	—	—	—	—
Shares redeemed	(141,493)	(1,848,009)	(366,277)	(4,402,095)	(2,398,488)	(13,538,617)	(2,934,166)	(14,483,368)
Total	31,467	$439,255	290,361	$3,521,635	(1,676,127)	$(9,464,320)	(1,179,753)	$(5,927,978)
Net increase (decrease)	(2,604,495)	$(34,829,983)	(2,908,791)	$(36,682,369)	(3,173,256)	$(19,488,331)	2,508,279	$15,529,119
	SA Janus Focused Growth Portfolio				SA JPMorgan Diversified Balanced Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	33,633	$652,941	157,165	$2,328,384	43,908	$800,627	170,100	$2,890,728
Reinvested dividends	—	—	—	—	—	—	120,363	1,942,664
Shares redeemed	(2,580,274)	(49,065,362)	(4,776,789)	(71,286,176)	(605,401)	(11,250,539)	(1,174,968)	(19,621,526)
Total	(2,546,641)	$(48,412,421)	(4,619,624)	$(68,957,792)	(561,493)	$(10,449,912)	(884,505)	$(14,788,134)
Class 2
Shares sold	—	$—	1,987	$27,241	5,178	$96,587	30,684	$512,217
Reinvested dividends	—	—	—	—	—	—	15,610	251,013
Shares redeemed	(28,912)	(520,198)	(70,403)	(1,014,333)	(97,866)	(1,812,869)	(159,894)	(2,659,386)
Total	(28,912)	$(520,198)	(68,416)	$(987,092)	(92,688)	$(1,716,282)	(113,600)	$(1,896,156)
Class 3
Shares sold	186,678	$3,205,418	637,680	$8,672,544	246,932	$4,521,425	729,533	$11,995,536
Reinvested dividends	—	—	—	—	—	—	241,082	3,850,077
Shares redeemed	(1,192,975)	(20,987,083)	(2,426,703)	(32,887,627)	(1,052,731)	(19,281,615)	(1,921,719)	(31,861,308)
Total	(1,006,297)	$(17,781,665)	(1,789,023)	$(24,215,083)	(805,799)	$(14,760,190)	(951,104)	$(16,015,695)
Net increase (decrease)	(3,581,850)	$(66,714,284)	(6,477,063)	$(94,159,967)	(1,459,980)	$(26,926,384)	(1,949,209)	$(32,699,985)

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA JPMorgan Emerging Markets Portfolio				SA JPMorgan Equity-Income Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	77,938	$618,308	1,268,898	$9,150,539	32,807	$1,103,539	123,812	$4,136,797
Reinvested dividends	—	—	403,902	2,770,764	—	—	2,550,802	73,896,732
Shares redeemed	(961,985)	(7,587,870)	(1,758,075)	(12,855,528)	(2,034,457)	(68,046,172)	(4,835,988)	(162,945,723)
Total	(884,047)	$(6,969,562)	(85,275)	$(934,225)	(2,001,650)	$(66,942,633)	(2,161,374)	$(84,912,194)
Class 2
Shares sold	1,536	$11,831	12,526	$91,248	3,862	$130,047	6,481	$216,579
Reinvested dividends	—	—	12,202	83,340	—	—	36,940	1,068,680
Shares redeemed	(30,881)	(241,366)	(48,146)	(343,524)	(13,535)	(452,252)	(40,696)	(1,343,840)
Total	(29,345)	$(229,535)	(23,418)	$(168,936)	(9,673)	$(322,205)	2,725	$(58,581)
Class 3
Shares sold	220,997	$1,688,720	1,025,967	$7,457,513	292,388	$9,678,688	1,119,386	$37,418,171
Reinvested dividends	—	—	631,893	4,271,597	—	—	1,337,418	38,330,398
Shares redeemed	(1,674,255)	(13,214,893)	(1,838,054)	(13,156,873)	(627,012)	(20,687,551)	(931,991)	(30,407,186)
Total	(1,453,258)	$(11,526,173)	(180,194)	$(1,427,763)	(334,624)	$(11,008,863)	1,524,813	$45,341,383
Net increase (decrease)	(2,366,650)	$(18,725,270)	(288,887)	$(2,530,924)	(2,345,947)	$(78,273,701)	(633,836)	$(39,629,392)
	SA JPMorgan Global Equities Portfolio				SA JPMorgan Large Cap Core Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	21,458	$462,264	57,616	$1,044,384	1,796,144	$41,353,544	143,263	$2,778,954
Reinvested dividends	—	—	683,960	11,791,466	—	—	585,647	11,068,719
Shares redeemed	(930,487)	(19,696,941)	(2,346,253)	(42,535,172)	(1,635,879)	(37,517,233)	(3,146,136)	(61,637,639)
Total	(909,029)	$(19,234,677)	(1,604,677)	$(29,699,322)	160,265	$3,836,311	(2,417,226)	$(47,789,966)
Class 2
Shares sold	1,499	$31,630	2,185	$40,360	—	$—	14,290	$289,353
Reinvested dividends	—	—	7,027	120,861	—	—	6,282	118,852
Shares redeemed	(10,969)	(234,212)	(26,102)	(464,862)	(9,854)	(223,819)	(32,991)	(642,999)
Total	(9,470)	$(202,582)	(16,890)	$(303,641)	(9,854)	$(223,819)	(12,419)	$(234,794)
Class 3
Shares sold	69,611	$1,443,338	214,777	$3,852,230	98,825	$2,268,067	342,880	$6,645,459
Reinvested dividends	—	—	134,490	2,286,331	—	—	210,839	3,955,339
Shares redeemed	(296,161)	(6,184,307)	(396,823)	(7,034,025)	(548,727)	(12,631,384)	(913,323)	(17,640,133)
Total	(226,550)	$(4,740,969)	(47,556)	$(895,464)	(449,902)	$(10,363,317)	(359,604)	$(7,039,335)
Net increase (decrease)	(1,145,049)	$(24,178,228)	(1,669,123)	$(30,898,427)	(299,491)	$(6,750,825)	(2,789,249)	$(55,064,095)
	SA JPMorgan MFS Core Bond Portfolio				SA JPMorgan Mid-Cap Growth Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	14,326,190	$115,022,378	13,348,444	$106,918,803	316,882	$5,741,803	186,633	$2,849,005
Reinvested dividends	—	—	3,310,440	25,258,657	—	—	—	—
Shares redeemed	(9,481,620)	(76,613,147)	(19,072,423)	(153,068,994)	(1,085,319)	(19,557,113)	(2,447,145)	(37,914,868)
Total	4,844,570	$38,409,231	(2,413,539)	$(20,891,534)	(768,437)	$(13,815,310)	(2,260,512)	$(35,065,863)
Class 2
Shares sold	19,792	$159,831	83,344	$669,677	3,971	$65,966	6,097	$83,104
Reinvested dividends	—	—	19,783	150,549	—	—	—	—
Shares redeemed	(72,406)	(581,970)	(75,669)	(604,662)	(79,216)	(1,312,205)	(160,153)	(2,278,019)
Total	(52,614)	$(422,139)	27,458	$215,564	(75,245)	$(1,246,239)	(154,056)	$(2,194,915)

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA JPMorgan MFS Core Bond Portfolio				SA JPMorgan Mid-Cap Growth Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 3
Shares sold	6,246,007	$50,088,864	8,833,734	$70,633,780	1,316,928	$20,684,846	1,228,847	$16,337,037
Reinvested dividends	—	—	2,903,795	21,923,653	—	—	—	—
Shares redeemed	(6,317,718)	(50,411,067)	(9,005,094)	(71,120,012)	(1,334,838)	(21,045,729)	(2,163,520)	(29,650,621)
Total	(71,711)	$(322,203)	2,732,435	$21,437,421	(17,910)	$(360,883)	(934,673)	$(13,313,584)
Net increase (decrease)	4,720,245	$37,664,889	346,354	$761,451	(861,592)	$(15,422,432)	(3,349,241)	$(50,574,362)
	SA JPMorgan Ultra-Short Bond Portfolio				SA Large Cap Growth Index Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	408,031	$4,401,479	970,952	$10,166,414	846,885	$21,052,746	8,721,779	$171,908,600
Reinvested dividends	—	—	139,984	1,475,435	—	—	495,030	10,113,463
Shares redeemed	(1,287,561)	(13,909,428)	(3,518,803)	(36,968,532)	(1,507,212)	(38,241,645)	(3,055,594)	(63,881,311)
Total	(879,530)	$(9,507,949)	(2,407,867)	$(25,326,683)	(660,327)	$(17,188,899)	6,161,215	$118,140,752
Class 2
Shares sold	128,915	$1,370,867	120,101	$1,239,811
Reinvested dividends	—	—	9,659	100,361
Shares redeemed	(130,363)	(1,393,385)	(288,608)	(2,986,331)
Total	(1,448)	$(22,518)	(158,848)	$(1,646,159)
Class 3
Shares sold	1,442,619	$15,124,447	3,264,327	$33,403,574	350,686	$9,325,207	430,270	$8,707,438
Reinvested dividends	—	—	207,099	2,126,912	—	—	60,663	1,231,462
Shares redeemed	(2,378,295)	(24,994,925)	(5,071,221)	(51,877,561)	(295,131)	(7,593,394)	(271,490)	(5,605,386)
Total	(935,676)	$(9,870,478)	(1,599,795)	$(16,347,075)	55,555	$1,731,813	219,443	$4,333,514
Net increase (decrease)	(1,816,654)	$(19,400,945)	(4,166,510)	$(43,319,917)	(604,772)	$(15,457,086)	6,380,658	$122,474,266
	SA Large Cap Index Portfolio				SA Large Cap Value Index Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,253,947	$46,452,147	1,921,728	$60,608,351	2,106,073	$39,919,341	7,060,917	$122,200,541
Reinvested dividends	—	—	4,918,277	150,105,826	—	—	2,033,724	33,312,394
Shares redeemed	(7,315,832)	(270,711,469)	(11,474,057)	(368,053,188)	(1,829,831)	(35,258,909)	(3,335,684)	(60,909,377)
Total	(6,061,885)	$(224,259,322)	(4,634,052)	$(157,339,011)	276,242	$4,660,432	5,758,957	$94,603,558
Class 3
Shares sold	188,849	$6,897,251	609,652	$19,109,176	283,155	$5,387,593	518,291	$9,233,500
Reinvested dividends	—	—	166,343	5,048,518	—	—	327,804	5,326,817
Shares redeemed	(366,216)	(13,779,522)	(307,658)	(9,927,679)	(124,330)	(2,363,278)	(231,758)	(4,184,148)
Total	(177,367)	$(6,882,271)	468,337	$14,230,015	158,825	$3,024,315	614,337	$10,376,169
Net increase (decrease)	(6,239,252)	$(231,141,593)	(4,165,715)	$(143,108,996)	435,067	$7,684,747	6,373,294	$104,979,727
	SA MFS Blue Chip Growth Portfolio				SA MFS Massachusetts Investors Trust Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	462,923	$7,333,431	1,409,404	$16,245,203	58,860	$1,364,329	135,690	$2,812,069
Reinvested dividends	—	—	758,166	9,575,640	—	—	2,677,826	51,039,372
Shares redeemed	(4,898,085)	(78,059,925)	(12,652,844)	(159,141,881)	(4,053,219)	(92,692,589)	(4,940,954)	(103,537,977)
Total	(4,435,162)	$(70,726,494)	(10,485,274)	$(133,321,038)	(3,994,359)	$(91,328,260)	(2,127,438)	$(49,686,536)

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA MFS Blue Chip Growth Portfolio				SA MFS Massachusetts Investors Trust Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 2
Shares sold	119	$1,860	9,734	$129,953	18,596	$446,391	2,159	$45,284
Reinvested dividends	—	—	4,891	61,235	—	—	29,078	555,676
Shares redeemed	(12,993)	(208,869)	(44,270)	(570,057)	(26,831)	(624,704)	(51,880)	(1,066,807)
Total	(12,874)	$(207,009)	(29,645)	$(378,869)	(8,235)	$(178,313)	(20,643)	$(465,847)
Class 3
Shares sold	466,510	$7,396,787	1,148,393	$14,096,483	19,306	$440,213	289,525	$5,854,424
Reinvested dividends	—	—	286,678	3,534,739	—	—	1,456,810	27,577,417
Shares redeemed	(1,702,139)	(26,959,281)	(2,956,773)	(36,248,029)	(1,773,515)	(40,638,590)	(2,625,677)	(54,270,832)
Total	(1,235,629)	$(19,562,494)	(1,521,702)	$(18,616,807)	(1,754,209)	$(40,198,377)	(879,342)	$(20,838,991)
Net increase (decrease)	(5,683,665)	$(90,495,997)	(12,036,621)	$(152,316,714)	(5,756,803)	$(131,704,950)	(3,027,423)	$(70,991,374)
	SA MFS Total Return Portfolio				SA Mid Cap Index Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	23,170	$426,511	136,586	$2,390,550	790,641	$11,562,907	1,256,198	$16,806,345
Reinvested dividends	—	—	404,986	6,605,328	—	—	1,081,122	12,930,223
Shares redeemed	(577,725)	(10,616,679)	(895,616)	(15,670,714)	(1,485,803)	(21,792,948)	(2,951,405)	(38,842,761)
Total	(554,555)	$(10,190,168)	(354,044)	$(6,674,836)	(695,162)	$(10,230,041)	(614,085)	$(9,106,193)
Class 2
Shares sold	2,957	$55,026	16,045	$285,628
Reinvested dividends	—	—	53,483	874,979
Shares redeemed	(67,898)	(1,248,856)	(127,494)	(2,219,871)
Total	(64,941)	$(1,193,830)	(57,966)	$(1,059,264)
Class 3
Shares sold	479,447	$8,820,878	978,733	$17,118,541	485,729	$7,068,774	925,897	$12,029,557
Reinvested dividends	—	—	1,059,127	17,221,404	—	—	204,613	2,426,714
Shares redeemed	(1,252,080)	(22,818,068)	(2,063,923)	(35,923,945)	(470,076)	(6,958,761)	(276,199)	(3,643,213)
Total	(772,633)	$(13,997,190)	(26,063)	$(1,584,000)	15,653	$110,013	854,311	$10,813,058
Net increase (decrease)	(1,392,129)	$(25,381,188)	(438,073)	$(9,318,100)	(679,509)	$(10,120,028)	240,226	$1,706,865
	SA Morgan Stanley International Equities Portfolio				SA PIMCO Global Bond Opportunities Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	115,918	$1,149,117	2,524,259	$22,235,048	1,699,054	$15,375,549	156,695	$1,450,441
Reinvested dividends	—	—	406,696	3,505,724	—	—	—	—
Shares redeemed	(1,826,460)	(17,985,218)	(4,687,936)	(42,758,325)	(619,769)	(5,669,999)	(1,359,315)	(12,445,991)
Total	(1,710,542)	$(16,836,101)	(1,756,981)	$(17,017,553)	1,079,285	$9,705,550	(1,202,620)	$(10,995,550)
Class 2
Shares sold	6,559	$64,824	17,330	$156,415	2,350	$21,288	17,489	$158,373
Reinvested dividends	—	—	9,793	84,122	—	—	—	—
Shares redeemed	(51,919)	(512,732)	(128,206)	(1,165,921)	(29,140)	(262,193)	(42,286)	(381,336)
Total	(45,360)	$(447,908)	(101,083)	$(925,384)	(26,790)	$(240,905)	(24,797)	$(222,963)
Class 3
Shares sold	304,156	$2,958,634	583,879	$5,237,535	2,500,360	$22,373,103	2,362,362	$21,179,947
Reinvested dividends	—	—	169,713	1,452,747	—	—	—	—
Shares redeemed	(965,425)	(9,419,421)	(2,052,245)	(18,680,924)	(1,823,259)	(16,193,591)	(3,190,212)	(28,390,898)
Total	(661,269)	$(6,460,787)	(1,298,653)	$(11,990,642)	677,101	$6,179,512	(827,850)	$(7,210,951)
Net increase (decrease)	(2,417,171)	$(23,744,796)	(3,156,717)	$(29,933,579)	1,729,596	$15,644,157	(2,055,267)	$(18,429,464)

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA PIMCO RAE International Value Portfolio				SA PIMCO VCP Tactical Balanced Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	24,554	$341,506	358,932	$4,614,788	5,103	$51,998	91	$816
Reinvested dividends	—	—	478,032	5,894,137	—	—	919	8,484
Shares redeemed	(1,480,922)	(20,550,287)	(4,401,161)	(57,824,054)	(402)	(3,972)	(783)	(7,242)
Total	(1,456,368)	$(20,208,781)	(3,564,197)	$(47,315,129)	4,701	$48,026	227	$2,058
Class 2
Shares sold	12,019	$167,384	7,326	$98,278
Reinvested dividends	—	—	26,121	322,860
Shares redeemed	(34,781)	(486,905)	(84,997)	(1,115,273)
Total	(22,762)	$(319,521)	(51,550)	$(694,135)
Class 3
Shares sold	943,836	$13,104,873	477,483	$6,411,205	472,115	$4,655,594	1,631,844	$14,672,465
Reinvested dividends	—	—	1,072,985	13,219,175	—	—	4,225,766	38,667,452
Shares redeemed	(1,960,909)	(27,190,150)	(4,218,460)	(55,029,460)	(8,430,008)	(82,564,982)	(15,692,661)	(143,005,881)
Total	(1,017,073)	$(14,085,277)	(2,667,992)	$(35,399,080)	(7,957,893)	$(77,909,388)	(9,835,051)	$(89,665,964)
Net increase (decrease)	(2,496,203)	$(34,613,579)	(6,283,739)	$(83,408,344)	(7,953,192)	$(77,861,362)	(9,834,824)	$(89,663,906)
	SA PineBridge High-Yield Bond Portfolio				SA Putnam International Growth and Income Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	2,000,536	$10,393,959	2,018,401	$10,240,173	77,527	$931,631	1,550,018	$16,823,352
Reinvested dividends	—	—	1,547,667	7,537,140	—	—	564,423	5,864,350
Shares redeemed	(1,992,890)	(10,427,238)	(5,458,262)	(27,279,983)	(2,245,193)	(26,875,483)	(4,540,463)	(49,774,397)
Total	7,646	$(33,279)	(1,892,194)	$(9,502,670)	(2,167,666)	$(25,943,852)	(2,426,022)	$(27,086,695)
Class 2
Shares sold	9,616	$50,512	13,055	$66,929	891	$10,818	5,838	$64,022
Reinvested dividends	—	—	69,431	338,824	—	—	10,348	108,345
Shares redeemed	(97,273)	(511,613)	(169,152)	(846,194)	(25,483)	(309,430)	(49,223)	(544,962)
Total	(87,657)	$(461,101)	(86,666)	$(440,441)	(24,592)	$(298,612)	(33,037)	$(372,595)
Class 3
Shares sold	1,380,084	$7,236,454	1,513,512	$7,606,916	210,211	$2,548,786	437,221	$4,850,147
Reinvested dividends	—	—	1,555,857	7,530,346	—	—	205,727	2,149,843
Shares redeemed	(1,881,696)	(9,771,343)	(4,025,429)	(20,167,959)	(592,950)	(7,178,770)	(1,135,186)	(12,447,636)
Total	(501,612)	$(2,534,889)	(956,060)	$(5,030,697)	(382,739)	$(4,629,984)	(492,238)	$(5,447,646)
Net increase (decrease)	(581,623)	$(3,029,269)	(2,934,920)	$(14,973,808)	(2,574,997)	$(30,872,448)	(2,951,297)	$(32,906,936)
	SA Schroders VCP Global Allocation Portfolio				SA Small Cap Index Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	7,747	$82,367	422	$3,986	511,347	$6,189,527	1,773,085	$19,735,747
Reinvested dividends	—	—	423	3,800	—	—	313,467	3,166,019
Shares redeemed	(1,420)	(14,739)	(1,314)	(12,203)	(1,690,261)	(20,813,909)	(3,449,453)	(38,051,023)
Total	6,327	$67,628	(469)	$(4,417)	(1,178,914)	$(14,624,382)	(1,362,901)	$(15,149,257)
Class 3
Shares sold	239,264	$2,473,407	364,250	$3,395,397	489,374	$6,027,595	948,963	$10,492,918
Reinvested dividends	—	—	642,117	5,766,213	—	—	69,446	695,847
Shares redeemed	(3,739,468)	(38,767,484)	(6,896,373)	(64,114,702)	(137,964)	(1,684,556)	(441,370)	(5,092,280)
Total	(3,500,204)	$(36,294,077)	(5,890,006)	$(54,953,092)	351,410	$4,343,039	577,039	$6,096,485
Net increase (decrease)	(3,493,877)	$(36,226,449)	(5,890,475)	$(54,957,509)	(827,504)	$(10,281,343)	(785,862)	$(9,052,772)

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA T. Rowe Price Asset Allocation Growth Portfolio				SA T. Rowe Price VCP Balanced Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	$—	9,138	$111,022	—	$—	—	$—
Reinvested dividends	—	—	769	9,615	—	—	448	4,545
Shares redeemed	(1,497)	(22,024)	(2,454)	(32,066)	(2,106)	(25,034)	(2,040)	(21,359)
Total	(1,497)	$(22,024)	7,453	$88,571	(2,106)	$(25,034)	(1,592)	$(16,814)
Class 3
Shares sold	501,776	$7,288,634	1,878,043	$23,897,243	197,707	$2,300,928	482,197	$5,040,875
Reinvested dividends	—	—	868,488	10,838,729	—	—	2,281,960	23,139,070
Shares redeemed	(1,951,066)	(28,563,441)	(3,310,568)	(42,536,404)	(9,831,428)	(116,804,119)	(16,001,137)	(167,819,787)
Total	(1,449,290)	$(21,274,807)	(564,037)	$(7,800,432)	(9,633,721)	$(114,503,191)	(13,236,980)	$(139,639,842)
Net increase (decrease)	(1,450,787)	$(21,296,831)	(556,584)	$(7,711,861)	(9,635,827)	$(114,528,225)	(13,238,572)	$(139,656,656)
	SA VCP Dynamic Allocation Portfolio				SA VCP Dynamic Strategy Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24		Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	322	$3,680	4,952	$53,537	111	$1,327	1,724	$20,611
Reinvested dividends	—	—	3,494	34,349	—	—	7,912	80,467
Shares redeemed	(8,431)	(96,294)	(1,435)	(15,317)	(9,580)	(112,617)	(3,757)	(42,651)
Total	(8,109)	$(92,614)	7,011	$72,569	(9,469)	$(111,290)	5,879	$58,427
Class 3
Shares sold	97,775	$1,116,700	1,287,287	$13,651,025	975,715	$11,676,923	2,911,850	$33,939,608
Reinvested dividends	—	—	55,466,632	545,791,657	—	—	58,312,942	594,208,882
Shares redeemed	(61,841,240)	(707,194,139)	(112,375,581)	(1,202,477,528)	(38,831,702)	(456,606,808)	(67,407,962)	(778,224,087)
Total	(61,743,465)	$(706,077,439)	(55,621,662)	$(643,034,846)	(37,855,987)	$(444,929,885)	(6,183,170)	$(150,075,597)
Net increase (decrease)	(61,751,574)	$(706,170,053)	(55,614,651)	$(642,962,277)	(37,865,456)	$(445,041,175)	(6,177,291)	$(150,017,170)
	SA VCP Index Allocation Portfolio
	Six Months Ended 7/31/24 (unaudited)		Year Ended 1/31/24
	Shares	Amount	Shares	Amount
Class 1
Shares sold	5	$59	11,953	$133,918
Reinvested dividends	—	—	1,039	11,038
Shares redeemed	(4,889)	(61,536)	(1,548)	(17,230)
Total	(4,884)	$(61,477)	11,444	$127,726
Class 3
Shares sold	833,567	$10,390,624	1,913,093	$21,372,615
Reinvested dividends	—	—	1,220,258	12,959,143
Shares redeemed	(2,296,725)	(28,829,390)	(4,434,275)	(49,397,050)
Total	(1,463,158)	$(18,438,766)	(1,300,924)	$(15,065,292)
Net increase (decrease)	(1,468,042)	$(18,500,243)	(1,289,480)	$(14,937,566)
Note 8 — Transactions with Affiliates
    Transactions in shares of Underlying Portfolios for the six months ended July 31, 2024 were as follows:
SA Blackrock Multi-Factor 70/30 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2024
iShares U.S. Fixed Income Balanced Risk Systematic ETF	$1,201,131	$—	$14,085,429	$—	$198,206	$(35,280)	$142,775	$13,994,718

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

SA Global Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2024
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$2,567,048	$224,872	$141,840	$23,534	$306,831	$2,980,445
SA Fixed Income Index Portfolio, Class 1	—	—	18,021,358	1,307,961	925,291	(131,405)	456,503	18,729,126
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	19,000,464	1,349,585	972,571	(58,602)	477,566	19,796,442
SA International Index Portfolio, Class 1	—	—	23,607,388	1,007,374	2,644,618	361,889	1,615,239	23,947,272
SA Large Cap Index Portfolio, Class 1	—	—	24,327,249	2,703,794	2,176,676	691,601	2,924,607	28,470,575
SA Mid Cap Index Portfolio, Class 1	—	—	4,919,030	417,558	647,077	217,701	472,324	5,379,536
SA Small Cap Index Portfolio, Class 1	—	—	1,929,313	391,265	459,915	28,183	280,880	2,169,726
	$—	$—	$94,371,850	$7,402,409	$7,967,988	$1,132,901	$6,533,950	$101,473,122

†	Includes reinvestment of distributions paid.
SA Global Index Allocation 75/25 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2024
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$4,275,028	$516,181	$164,722	$7,003	$556,539	$5,190,029
SA Fixed Income Index Portfolio, Class 1	—	—	11,436,182	651,088	399,177	(56,010)	260,553	11,892,636
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	12,412,209	684,324	782,121	(41,810)	305,025	12,577,627
SA International Index Portfolio, Class 1	—	—	28,759,163	1,045,087	2,813,625	527,897	1,876,577	29,395,099
SA Large Cap Index Portfolio, Class 1	—	—	29,789,640	2,837,083	1,509,773	563,122	3,871,981	35,552,053
SA Mid Cap Index Portfolio, Class 1	—	—	5,968,145	310,279	327,578	80,416	762,942	6,794,204
SA Small Cap Index Portfolio, Class 1	—	—	3,903,453	439,575	457,438	109,800	529,452	4,524,842
	$—	$—	$96,543,820	$6,483,617	$6,454,434	$1,190,418	$8,163,069	$105,926,490

†	Includes reinvestment of distributions paid.
SA Global Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2024
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$15,048,441	$2,483,924	$569,193	$7,463	$2,054,118	$19,024,753
SA Fixed Income Index Portfolio, Class 1	—	—	16,018,988	857,798	1,520,631	(289,650)	551,857	15,618,362
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	19,356,079	934,582	1,634,469	(164,892)	560,939	19,052,239
SA International Index Portfolio, Class 1	—	—	131,075,400	3,279,844	11,066,805	2,524,591	8,580,730	134,393,760
SA Large Cap Index Portfolio, Class 1	—	—	121,770,979	7,993,423	4,023,356	1,596,142	16,480,622	143,817,810
SA Mid Cap Index Portfolio, Class 1	—	—	29,147,833	1,044,521	1,233,770	309,376	3,812,533	33,080,493
SA Small Cap Index Portfolio, Class 1	—	—	17,909,992	1,904,384	2,155,615	163,656	2,762,273	20,584,690
	$—	$—	$350,327,712	$18,498,476	$22,203,839	$4,146,686	$34,803,072	$385,572,107

†	Includes reinvestment of distributions paid.
SA Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2024
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$48,168,717	$3,115,411	$2,337,643	$(355,614)	$1,202,507	$49,793,378
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	50,814,749	3,156,941	2,456,887	(114,506)	1,212,434	52,612,731
SA International Index Portfolio, Class 1	—	—	23,444,700	1,194,523	1,132,794	216,406	1,807,747	25,530,582
SA Large Cap Index Portfolio, Class 1	—	—	109,143,419	1,863,722	10,184,142	3,939,404	11,613,146	116,375,549
SA Mid Cap Index Portfolio, Class 1	—	—	12,889,632	211,797	608,131	147,867	1,645,675	14,286,840
SA Small Cap Index Portfolio, Class 1	—	—	13,053,174	210,479	804,548	127,330	1,932,694	14,519,129

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

SA Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2024
	$—	$—	$257,514,391	$9,752,873	$17,524,145	$3,960,887	$19,414,203	$273,118,209

†	Includes reinvestment of distributions paid.
SA Index Allocation 80/20 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2024
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$45,298,697	$2,509,568	$3,012,964	$(456,709)	$1,233,720	$45,572,312
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	50,063,850	2,573,908	3,253,676	(136,413)	1,193,614	50,441,283
SA International Index Portfolio, Class 1	—	—	67,730,275	3,932,931	3,490,325	734,827	5,125,808	74,033,516
SA Large Cap Index Portfolio, Class 1	—	—	257,196,071	3,371,164	18,843,354	6,655,105	30,203,704	278,582,690
SA Mid Cap Index Portfolio, Class 1	—	—	48,848,375	1,649,835	2,431,192	706,370	6,212,497	54,985,885
SA Small Cap Index Portfolio, Class 1	—	—	24,844,150	726,599	1,369,697	161,234	3,841,939	28,204,225
	$—	$—	$493,981,418	$14,764,005	$32,401,208	$7,664,414	$47,811,282	$531,819,911

†	Includes reinvestment of distributions paid.
SA Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2024
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$59,805,052	$2,975,738	$5,688,994	$(1,022,027)	$2,008,006	$58,077,775
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	71,863,291	3,111,744	6,295,822	(292,507)	1,760,623	70,147,329
SA International Index Portfolio, Class 1	—	—	245,626,818	11,652,111	11,833,149	1,873,042	19,346,786	266,665,608
SA Large Cap Index Portfolio, Class 1	—	—	759,702,218	11,497,984	47,161,224	17,842,686	91,919,162	833,800,826
SA Mid Cap Index Portfolio, Class 1	—	—	134,754,914	1,873,656	6,128,964	1,439,815	17,346,540	149,285,961
SA Small Cap Index Portfolio, Class 1	—	—	67,042,434	1,989,329	3,074,662	361,805	10,523,301	76,842,207
	$—	$—	$1,338,794,727	$33,100,562	$80,182,815	$20,202,814	$142,904,418	$1,454,819,706

†	Includes reinvestment of distributions paid.
SA Large Cap Index Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2024
American International Group, Inc. - Common Stock	$38,983	$—	$3,719,271	$3,661	$507,715	$128,881	$357,765	$3,701,863
SA Large Cap Value Index Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2024
American International Group, Inc.
American International Group, Inc.- Common Stock	$13,132	$—	$1,155,812	$49,421	$64,994	$16,108	$146,194	$1,302,541
SA VCP Dynamic Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2024
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$—	$—	$119,220,502	$8,000,000	$10,160,338	$(1,370,091)	$4,060,879	$119,750,952
SA Columbia Focused Value Portfolio, Class 1	—	—	160,264,665	—	13,934,178	1,366,178	19,574,724	167,271,389

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

SA VCP Dynamic Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2024
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	$—	$—	$420,716,296	$27,000,000	$37,738,400	$(5,795,973)	$14,654,433	$418,836,356
SA Multi-Managed International Equity Portfolio, Class 1	—	—	132,194,793	—	10,740,929	1,413,560	9,992,627	132,860,051
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	134,928,016	—	19,450,632	(1,134,631)	16,576,543	130,919,296
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	225,010,795	—	39,908,610	(2,236,684)	22,545,569	205,411,070
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	59,461,555	—	4,644,727	(1,377,384)	5,759,848	59,199,292
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	104,070,711	—	7,547,680	171,742	13,678,584	110,373,357
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	50,627,306	—	4,064,136	(1,214,290)	8,225,328	53,574,208
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	152,997,174	—	29,611,816	2,864,544	18,034,823	144,284,725
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	294,769,593	—	49,223,630	15,032,428	17,904,515	278,482,906
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	10,394,725	—	1,741,771	(815,491)	2,010,155	9,847,618
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	21,595,636	—	1,741,772	(102,635)	2,755,363	22,506,592
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	195,452,750	30,000,000	17,998,314	(3,597,350)	7,955,045	211,812,131
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	136,720,328	—	11,031,224	2,045,837	9,741,048	137,475,989
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	50,254,474	—	4,644,726	768,414	3,763,930	50,142,092
SA Fixed Income Index Portfolio, Class 1	—	—	89,155,681	—	7,547,679	(487,418)	1,793,923	82,914,507
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	93,941,566	—	9,870,044	(107,274)	1,858,594	85,822,842
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	206,130,088	—	20,337,132	(1,321,156)	28,258,035	212,729,835
SA Franklin Small Company Value Portfolio, Class 1	—	—	68,218,666	—	5,805,909	(1,546,371)	12,631,779	73,498,165
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	64,146,262	—	5,386,929	1,276,300	8,844,126	68,879,759
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	—	22,000,000	170,294	6,957	368,979	22,205,642
SA International Index Portfolio, Class 1	—	—	71,014,369	—	20,805,908	5,409,951	156,265	55,774,677
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	97,793,360	—	8,128,270	(2,408,252)	15,044,752	102,301,590
SA Janus Focused Growth Portfolio, Class 1	—	—	93,926,594	—	19,967,090	4,546,113	8,269,994	86,775,611
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	24,319,822	—	2,902,953	521,083	3,114,677	25,052,629
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	249,457,922	—	20,901,268	(976,971)	25,988,600	253,568,283
SA JPMorgan Global Equities Portfolio, Class 1	—	—	140,000,364	—	10,450,635	370,241	20,835,332	150,755,302
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	—	40,000,000	1,818,110	47,288	2,394,742	40,623,920
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	488,448,660	89,000,000	44,415,191	(4,514,379)	17,764,756	546,283,846
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	87,119,100	—	7,547,680	(309,073)	4,168,512	83,430,859
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	52,026,599	—	5,225,316	129,068	1,260,917	48,191,268
SA Large Cap Growth Index Portfolio, Class 1	—	—	261,382,797	—	23,223,630	8,106,643	38,356,434	284,622,244
SA Large Cap Index Portfolio, Class 1	—	—	934,474,717	—	118,605,912	58,944,668	70,345,114	945,158,587
SA Large Cap Value Index Portfolio, Class 1	—	—	186,128,404	10,000,000	16,256,542	3,599,610	15,463,758	198,935,230
SA MFS Blue Chip Growth, Class 1	—	—	253,963,220	—	45,030,381	9,324,813	33,925,168	252,182,820
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	266,246,085	—	67,082,726	622,399	32,502,539	232,288,297
SA Mid Cap Index Portfolio, Class 1	—	—	53,913,245	—	4,354,430	1,363,181	5,982,278	56,904,274
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	118,968,756	—	9,579,747	827,261	8,684,017	118,900,287
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	21,164,972	4,000,000	2,322,363	(378,973)	341,347	22,804,983
SA PIMCO RAE International Value Portfolio, Class 1	—	—	44,883,814	—	3,773,840	(314,238)	3,752,343	44,548,079
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	43,535,745	—	3,193,250	(190,438)	1,886,220	42,038,277
SA Putnam International Growth and Income Portfolio, Class 1	—	—	64,476,821	—	5,515,612	260,419	7,028,195	66,249,823
SA Small Cap Index Portfolio, Class 1	—	—	49,060,031	—	3,773,840	(73,684)	7,691,296	52,903,803
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	118,916,813	—	16,708,860	(1,270,891)	21,960,937	122,897,999
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	417,670,712	—	35,706,331	(5,048,633)	11,964,802	388,880,550
	$—	$—	$6,929,164,504	$230,000,000	$810,590,755	$82,426,418	$589,871,845	$7,020,872,012

†	Includes reinvestment of distributions paid.
SA VCP Dynamic Strategy Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2024
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$—	$—	$50,524,777	$3,098,364	$4,310,655	$(482,369)	$1,605,503	$50,435,620
SA Columbia Focused Value Portfolio, Class 1	—	—	99,945,825	8,205,281	8,996,149	1,654,223	12,312,198	113,121,378
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	147,809,286	307,922	13,494,223	(3,160,721)	6,138,719	137,600,983
SA Multi-Managed International Equity Portfolio, Class 1	—	—	76,754,125	136,854	8,497,432	1,135,253	5,428,834	74,957,634
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	124,654,658	222,388	33,642,437	(14,966,278)	29,686,658	105,954,989
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	197,030,129	303,645	43,383,460	(903,036)	17,788,907	170,836,185
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	55,215,168	106,917	4,685,493	(1,672,761)	5,738,219	54,702,050

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

SA VCP Dynamic Strategy Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2024
SA Multi-Managed Mid Cap Value Portfolio, Class 1	$—	$—	$44,236,520	$72,704	$3,186,136	$229,814	$5,661,070	$47,013,972
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	74,378,909	136,854	5,997,431	(916,301)	11,222,478	78,824,509
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	21,029,873	5,051,320	2,112,247	(1,189,803)	4,412,260	27,191,403
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	157,487,529	2,303,645	20,170,013	5,369,245	12,332,582	157,322,988
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	86,936,622	158,238	8,934,531	1,502,908	8,938,820	88,602,057
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	16,496,539	25,660	1,124,518	(66,643)	2,100,253	17,431,291
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	85,919,299	8,196,728	8,621,309	(1,384,152)	3,146,350	87,256,916
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	67,039,959	15,671,068	7,154,817	1,281,784	4,600,372	81,438,366
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	33,018,098	68,427	2,998,715	190,717	2,790,306	33,068,833
SA Fixed Income Index Portfolio, Class 1	—	—	48,364,413	111,194	4,872,913	(316,764)	1,005,531	44,291,461
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	47,393,725	94,087	4,123,235	(212,978)	1,117,572	44,269,171
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	178,007,530	307,922	27,665,210	5,178,869	17,570,260	173,399,371
SA Franklin Small Company Value Portfolio, Class 1	—	—	25,763,604	51,320	2,249,037	(346,486)	4,530,541	27,749,942
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	51,855,460	94,087	4,123,234	947,642	7,225,967	55,999,922
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	111,355,818	17,626,665	22,598,565	(1,194,075)	17,003,333	122,193,176
SA International Index Portfolio, Class 1	—	—	53,196,696	68,427	11,698,717	3,096,961	1,183,903	45,847,270
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	20,144,678	38,490	1,686,779	(1,418,712)	4,020,901	21,098,578
SA Janus Focused Growth Portfolio, Class 1	—	—	126,641,443	226,665	24,933,248	2,542,973	15,423,991	119,901,824
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	14,658,518	47,044	2,061,618	84,136	2,093,038	14,821,118
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	201,179,436	363,519	27,101,667	749,535	18,900,701	194,091,524
SA JPMorgan Global Equities Portfolio, Class 1	—	—	80,757,191	145,408	6,372,273	530,715	11,677,961	86,739,002
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	235,709,174	436,223	27,116,817	998,244	34,892,177	244,919,001
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	218,951,211	17,453,330	19,866,495	(1,900,861)	7,117,310	221,754,495
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	48,752,995	3,798,364	4,310,655	(122,179)	2,154,009	50,272,534
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	23,287,042	47,044	2,061,618	31,543	594,562	21,898,573
SA Large Cap Growth Index Portfolio, Class 1	—	—	124,425,875	15,273,708	11,789,680	4,330,019	19,031,502	151,271,424
SA Large Cap Index Portfolio, Class 1	—	—	482,843,786	863,892	45,858,792	22,806,361	44,997,040	505,652,287
SA Large Cap Value Index Portfolio, Class 1	—	—	162,107,603	28,050,689	15,368,420	1,398,173	16,407,716	192,595,761
SA MFS Blue Chip Growth, Class 1	—	—	138,904,558	6,273,708	21,789,681	4,500,545	19,626,396	147,515,526
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	240,097,557	453,330	19,866,496	161,766	32,220,982	253,067,139
SA Mid Cap Index Portfolio, Class 1	—	—	39,703,874	5,385,534	3,748,396	1,119,031	4,475,076	46,935,119
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	51,770,734	111,194	4,872,914	(201,325)	4,317,881	51,125,570
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	19,786,940	4,051,320	2,249,037	(554,259)	526,604	21,561,568
SA PIMCO RAE International Value Portfolio, Class 1	—	—	71,476,385	119,747	13,418,740	3,575,800	1,579,065	63,332,257
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	17,648,337	5,029,937	1,311,939	(136,699)	997,250	22,226,886
SA Putnam International Growth and Income Portfolio, Class 1	—	—	102,072,934	183,898	13,230,037	1,968,743	9,234,403	100,229,941
SA Small Cap Index Portfolio, Class 1	—	—	29,580,095	59,874	2,623,878	422,452	4,139,496	31,578,039
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	—	23,000,000	103,391	(7,132)	(1,200,060)	21,689,417
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	161,792,113	320,752	14,056,482	(2,589,788)	5,263,552	150,730,147
	$—	$—	$4,466,707,041	$174,153,387	$540,439,530	$32,064,130	$442,032,189	$4,574,517,217

†	Includes reinvestment of distributions paid.
SA VCP Index Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2024
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$58,095,923	$3,799,595	$3,260,459	$(467,163)	$1,484,584	$59,652,480
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	62,278,111	3,864,542	3,483,744	(161,345)	1,499,297	63,996,861
SA International Index Portfolio, Class 1	—	—	47,772,772	2,779,366	2,679,415	520,231	3,618,539	52,011,493
SA Large Cap Index Portfolio, Class 1	—	—	197,802,332	3,057,432	17,774,416	6,872,784	21,377,890	211,336,022
SA Mid Cap Index Portfolio, Class 1	—	—	31,188,950	493,599	1,696,963	418,625	3,925,145	34,329,356
SA Small Cap Index Portfolio, Class 1	—	—	21,194,297	330,184	1,263,462	405,839	2,958,746	23,625,604
	$—	$—	$418,332,385	$14,324,718	$30,158,459	$7,588,971	$34,864,201	$444,951,816

†	Includes reinvestment of distributions paid.

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

    The following Portfolios incurred brokerage commissions with affiliated brokers for the six months ended July 31, 2024:
Portfolio	National Financial Services, LLC
SA Fidelity Institutional AM® International Growth	$344
SA Fidelity Institutional AM® Real Estate	5,177
    At July 31, 2024, the following affiliates owned outstanding shares of the following Portfolios:
Portfolio	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	SST SA Allocation Balanced Portfolio	SST SA Allocation Growth Portfolio	SST Allocation SA Moderate Growth Portfolio	SST SA Allocation Moderate Portfolio
SA AB Growth	69.26%	3.59%	0.35%	0.32%	1.03%	0.93%	0.47%
SA AB Small & Mid Cap Value	74.99	4.30	0.44	0.23	0.73	0.74	0.35
SA BlackRock Multi-Factor 70/30	91.14	7.42	1.44	—	—	—	—
SA BlackRock VCP Global Multi Asset	84.68	10.60	4.72	—	—	—	—
SA Emerging Markets Equity Index	19.36	1.56	0.18	0.57	4.32	3.07	1.01
SA Federated Hermes Corporate Bond	71.18	4.36	0.45	1.03	0.69	1.23	0.90
SA Fidelity Institutional AM® International Growth	5.22	0.93	0.06	1.39	6.22	5.17	2.28
SA Fidelity Institutional AM® Real Estate	60.15	3.56	0.17	0.62	1.91	1.80	0.89
SA Fixed Income Index	13.84	1.82	0.86	2.83	1.84	3.31	2.54
SA Fixed Income Intermediate Index	8.35	1.79	0.35	1.32	0.64	1.45	1.03
SA Franklin BW U.S. Large Cap Value	63.35	2.78	0.10	0.34	1.23	1.09	0.58
SA Franklin Small Company Value	61.18	4.53	0.27	0.21	0.87	0.83	0.28
SA Franklin Systematic U.S. Large Cap Core	10.30	0.57	0.01	1.77	4.24	4.14	2.25
SA Franklin Systematic U.S. Large Cap Value	56.42	3.48	1.07	0.69	2.41	2.21	1.14
SA Franklin Tactical Opportunities	90.27	8.80	0.93	—	—	—	—
SA Global Index Allocation 60/40	84.78	12.73	2.49	—	—	—	—
SA Global Index Allocation 75/25	87.85	9.70	2.45	—	—	—	—
SA Global Index Allocation 90/10	90.13	7.21	2.66	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	72.78	19.08	8.14	—	—	—	—
SA Index Allocation 60/40	84.97	11.39	3.64	—	—	—	—
SA Index Allocation 80/20	81.95	15.12	2.93	—	—	—	—
SA Index Allocation 90/10	86.33	9.95	3.72	—	—	—	—
SA International Index	3.82	0.37	0.07	0.41	1.43	1.22	0.59
SA Invesco Growth Opportunities	54.70	3.62	0.31	0.34	1.54	1.22	0.62
SA Janus Focused Growth	46.98	2.94	0.33	0.42	1.39	1.34	0.73
SA JPMorgan Diversified Balanced	93.55	5.76	0.69	—	—	—	—
SA JPMorgan Emerging Markets	68.38	4.37	0.30	0.45	2.81	2.24	0.87
SA JPMorgan Equity-Income	47.91	2.77	0.16	0.43	1.58	1.34	0.76
SA JPMorgan Global Equities	28.35	1.57	0.09	—	—	—	—
SA JPMorgan Large Cap Core	31.01	2.72	0.23	0.66	2.83	2.29	1.20
SA JPMorgan MFS Core Bond	47.17	3.06	0.34	1.89	1.17	2.15	1.58
SA JPMorgan Mid-Cap Growth	72.79	4.76	0.54	0.34	1.26	1.08	0.55
SA JPMorgan Ultra-Short Bond	69.96	6.72	0.68	0.76	0.48	0.97	0.64
SA Large Cap Growth Index	10.28	1.01	0.21	1.20	4.15	3.62	1.86
SA Large Cap Index	3.74	0.35	0.10	0.28	0.96	0.80	0.40
SA Large Cap Value Index	12.02	1.44	0.16	1.17	3.85	3.39	1.72
SA MFS Blue Chip Growth	32.16	2.26	0.33	0.61	2.39	2.00	1.09
SA MFS Massachusetts Investors Trust	40.65	1.80	0.16	0.26	0.70	0.70	0.42
SA MFS Total Return	96.04	3.67	0.29	—	—	—	—
SA Mid Cap Index	15.26	1.52	0.31	0.29	0.92	0.78	0.48
SA Morgan Stanley International Equities	39.10	2.11	0.23	0.92	4.31	3.45	1.56
SA PIMCO Global Bond Opportunities	76.11	6.71	0.77	0.39	0.71	0.77	0.45
SA PIMCO RAE International Value	70.13	3.20	0.13	0.38	1.41	1.18	0.61
SA PIMCO VCP Tactical Balanced	86.67	10.09	3.24	—	—	—	—
SA PineBridge High-Yield Bond	60.04	3.58	0.66	2.99	1.95	3.46	2.62
SA Putnam International Growth and Income	38.65	2.40	0.04	0.90	4.06	3.73	1.49
SA Schroders VCP Global Allocation	85.31	10.99	3.70	—	—	—	—
SA Small Cap Index	20.02	2.17	0.38	0.12	0.53	0.39	0.19
SA T. Rowe Price Asset Allocation Growth	91.84	7.57	0.59	—	—	—	—
SA T. Rowe Price VCP Balanced	87.97	9.02	3.01	—	—	—	—

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	SST SA Allocation Balanced Portfolio	SST SA Allocation Growth Portfolio	SST Allocation SA Moderate Growth Portfolio	SST SA Allocation Moderate Portfolio
SA VCP Dynamic Allocation	90.42%	8.55%	1.03%	—%	—%	—%	—%
SA VCP Dynamic Strategy	88.31	10.06	1.63	—	—	—	—
SA VCP Index Allocation	80.35	13.23	6.42	—	—	—	—
Portfolio	SAST SA Global Index Allocation 60/40 Portfolio	SAST SA Global Index Allocation 75/25 Portfolio	SAST SA Global Index Allocation 90/10 Portfolio	SAST SA Index Allocation 60/40 Portfolio	SAST SA Index Allocation 80/20 Portfolio	SAST SA Index Allocation 90/10 Portfolio	SAST SA VCP Dynamic Strategy Portfolio	SAST SA VCP Dynamic Allocation Portfolio	SAST SA VCP Index Allocation Portfolio
SA AB Growth	—%	—%	—%	—%	—%	—%	8.61%	15.24%	—%
SA AB Small & Mid Cap Value	—	—	—	—	—	—	16.40	1.82	—
SA BlackRock Multi-Factor 70/30	—	—	—	—	—	—	—	—	—
SA BlackRock VCP Global Multi Asset	—	—	—	—	—	—	—	—	—
SA Emerging Markets Equity Index	3.10	5.41	19.82	—	—	—	18.16	23.44	—
SA Federated Hermes Corporate Bond	—	—	—	—	—	—	5.88	14.28	—
SA Fidelity Institutional AM® International Growth	—	—	—	—	—	—	29.29	49.44	—
SA Fidelity Institutional AM® Real Estate	—	—	—	—	—	—	12.28	18.62	—
SA Fixed Income Index	3.54	2.24	2.95	9.40	8.60	10.96	8.36	15.65	11.26
SA Fixed Income Intermediate Index	4.02	2.56	3.87	10.69	10.25	14.25	8.99	17.44	13.00
SA Franklin BW U.S. Large Cap Value	—	—	—	—	—	—	13.71	16.82	—
SA Franklin Small Company Value	—	—	—	—	—	—	8.72	23.11	—
SA Franklin Systematic U.S. Large Cap Core	—	—	—	—	—	—	34.40	42.32	—
SA Franklin Systematic U.S. Large Cap Value	—	—	—	—	—	—	27.57	5.01	—
SA Franklin Tactical Opportunities	—	—	—	—	—	—	—	—	—
SA Global Index Allocation 60/40	—	—	—	—	—	—	—	—	—
SA Global Index Allocation 75/25	—	—	—	—	—	—	—	—	—
SA Global Index Allocation 90/10	—	—	—	—	—	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	—	—	—	—	—
SA Index Allocation 60/40	—	—	—	—	—	—	—	—	—
SA Index Allocation 80/20	—	—	—	—	—	—	—	—	—
SA Index Allocation 90/10	—	—	—	—	—	—	—	—	—
SA International Index	3.12	3.83	17.48	3.32	9.64	34.70	5.97	7.26	6.77
SA Invesco Growth Opportunities	—	—	—	—	—	—	6.44	31.21	—
SA Janus Focused Growth	—	—	—	—	—	—	26.61	19.26	—
SA JPMorgan Diversified Balanced	—	—	—	—	—	—	—	—	—
SA JPMorgan Emerging Markets	—	—	—	—	—	—	7.65	12.93	—
SA JPMorgan Equity-Income	—	—	—	—	—	—	19.53	25.52	—
SA JPMorgan Global Equities	—	—	—	—	—	—	25.56	44.43	—
SA JPMorgan Large Cap Core	—	—	—	—	—	—	50.66	8.40	—
SA JPMorgan MFS Core Bond	—	—	—	—	—	—	12.31	30.33	—
SA JPMorgan Mid-Cap Growth	—	—	—	—	—	—	7.02	11.66	—
SA JPMorgan Ultra-Short Bond	—	—	—	—	—	—	6.18	13.61	—
SA Large Cap Growth Index	—	—	—	—	—	—	26.96	50.71	—
SA Large Cap Index	0.86	1.07	4.33	3.51	8.39	25.12	15.24	28.48	6.37
SA Large Cap Value Index	—	—	—	—	—	—	37.51	38.74	—
SA MFS Blue Chip Growth	—	—	—	—	—	—	21.83	37.33	—
SA MFS Massachusetts Investors Trust	—	—	—	—	—	—	28.84	26.47	—
SA MFS Total Return	—	—	—	—	—	—	—	—	—
SA Mid Cap Index	1.08	1.36	6.62	2.86	11.00	29.87	9.39	11.39	6.87
SA Morgan Stanley International Equities	—	—	—	—	—	—	14.53	33.79	—
SA PIMCO Global Bond Opportunities	—	—	—	—	—	—	6.85	7.24	—
SA PIMCO RAE International Value	—	—	—	—	—	—	13.48	9.48	—
SA PIMCO VCP Tactical Balanced	—	—	—	—	—	—	—	—	—
SA PineBridge High-Yield Bond	—	—	—	—	—	—	8.54	16.16	—
SA Putnam International Growth and Income	—	—	—	—	—	—	29.34	19.39	—
SA Schroders VCP Global Allocation	—	—	—	—	—	—	—	—	—
SA Small Cap Index	0.65	1.35	6.15	4.34	8.43	22.97	9.44	15.81	7.06
SA T. Rowe Price Asset Allocation Growth	—	—	—	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—	—	—	—	—	—
SA VCP Dynamic Allocation	—	—	—	—	—	—	—	—	—

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	SAST SA Global Index Allocation 60/40 Portfolio	SAST SA Global Index Allocation 75/25 Portfolio	SAST SA Global Index Allocation 90/10 Portfolio	SAST SA Index Allocation 60/40 Portfolio	SAST SA Index Allocation 80/20 Portfolio	SAST SA Index Allocation 90/10 Portfolio	SAST SA VCP Dynamic Strategy Portfolio	SAST SA VCP Dynamic Allocation Portfolio	SAST SA VCP Index Allocation Portfolio
SA VCP Dynamic Strategy	—%	—%	—%	—%	—%	—%	—%	—%	—%
SA VCP Index Allocation	—	—	—	—	—	—	—	—	—
    The fund-of-funds do not invest in the Portfolios for the purpose of exercising management or control; however, investments by these funds within the set limits across their asset allocations may represent a significant portion of net assets of the Portfolios.
    The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended July 31, 2024, the following Portfolios engaged in security transactions with affiliated funds:
Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)
SA MFS Total Return	$268,572	$536,346	$267,773
SA T. Rowe Price VCP Balanced	11,405	11,595	190
Note 9 — Investment Concentration and Other Risks
    Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investment prices can fall or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments here or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.
    Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments.  SA Fidelity Institutional AM® Real Estate Portfolio invests primarily in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.
    Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA Emerging Markets Equity Index, SA International Index, SA JPMorgan Emerging Markets, SA Morgan Stanley International Equities, SA PIMCO Global Bond Opportunities, SA PIMCO RAE International Value and SA Putnam International Growth and Income Portfolios.
    Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA Fixed Income Index, SA Fixed Income Intermediate Index, SA JPMorgan MFS Core Bond, SA MFS Total Return and SA PIMCO VCP Tactical Balanced Portfolios concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.
    SA PineBridge High-Yield Bond Portfolio’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.
Note 10 — Line of Credit
    The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date, plus,

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street, such Portfolio’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the six months ended July 31, 2024, the following Portfolios had borrowings:
Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 07/31/24
SA Emerging Markets Equity Index	1	$186	$1,000,000	6.68%	$—
SA Fidelity Institutional AM® International Growth	6	700	629,167	6.68	—
SA Fidelity Institutional AM® Real Estate	1	111	600,000	6.68	—
SA Franklin BW U.S. Large Cap Value	7	3,938	3,032,143	6.68	—
SA Franklin Small Company Value	5	5,033	5,425,000	6.68	—
SA Franklin Systematic U.S. Large Cap Core	6	1,401	1,258,333	6.68	—
SA Franklin Systematic U.S. Large Cap Value	10	16,668	8,982,500	6.68	—
SA Invesco Growth Opportunities	2	1,150	3,100,000	6.68	—
SA Janus Focused Growth	14	5,386	2,073,214	6.68	—
SA JPMorgan Global Equities	17	2,013	638,235	6.68	175,000
SA JPMorgan Large Cap Core	2	413	1,112,500	6.68	—
SA JPMorgan MFS Core Bond	8	1,406	946,875	6.68	—
SA Large Cap Growth Index	31	5,590	971,774	6.68	—
SA Large Cap Index	8	6,314	4,253,125	6.68	—
SA Large Cap Value Index	27	1,846	368,519	6.68	—
SA MFS Blue Chip Growth	16	12,135	4,087,500	6.68	—
SA MFS Massachusetts Investors Trust	12	9,728	4,368,750	6.68	—
SA Mid Cap Index	8	1,489	1,003,125	6.68	—
SA PIMCO Global Bond Opportunities	6	7,450	6,691,667	6.68	—
SA PIMCO RAE International Value	15	1,345	483,333	6.68	—
SA PIMCO VCP Tactical Balanced	13	946	392,308	6.68	—
SA Putnam International Growth and Income	1	19	100,000	6.68	—
SA Schroders VCP Global Allocation	3	1,127	2,025,000	6.68	—
Note 11 — Interfund Lending Agreement
    Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended July 31, 2024, none of the Portfolios participated in this program.

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA AB Growth Portfolio — Class 1
01/31/20	$43.38	$(0.02)	$10.44	$10.42	$(0.00)	$(3.10)	$(3.10)	$50.70	24.48%	$1,104,442	0.64%	0.64%	(0.03)%	28%
01/31/21	50.70	(0.06)	15.88	15.82	—	(5.58)	(5.58)	60.94	31.55	1,263,528	0.64	0.64	(0.10)	25
01/31/22	60.94	(0.14)	12.31	12.17	—	(5.77)	(5.77)	67.34	19.15	1,263,728	0.62	0.62	(0.20)	21
01/31/23	67.34	(0.05)	(11.00)	(11.05)	—	(9.25)	(9.25)	47.04	(14.81)	1,006,381	0.63	0.63	(0.09)	32
01/31/24	47.04	0.01	13.63	13.64	—	(3.99)	(3.99)	56.69	30.18	1,051,608	0.63	0.63	0.01	22
07/31/24@	56.69	(0.03)	6.61	6.58	—	—	—	63.27	11.61	1,057,410	0.63(4)	0.63(4)	(0.09)(4)	13
SA AB Growth Portfolio — Class 2
01/31/20	43.02	(0.09)	10.35	10.26	—	(3.10)	(3.10)	50.18	24.30	78,983	0.79	0.79	(0.18)	28
01/31/21	50.18	(0.14)	15.70	15.56	—	(5.58)	(5.58)	60.16	31.36	89,625	0.79	0.79	(0.25)	25
01/31/22	60.16	(0.25)	12.17	11.92	—	(5.77)	(5.77)	66.31	18.98	92,511	0.77	0.77	(0.35)	21
01/31/23	66.31	(0.13)	(10.85)	(10.98)	—	(9.25)	(9.25)	46.08	(14.94)	71,481	0.78	0.78	(0.24)	32
01/31/24	46.08	(0.07)	13.33	13.26	—	(3.99)	(3.99)	55.35	29.98	80,211	0.78	0.78	(0.14)	22
07/31/24@	55.35	(0.07)	6.45	6.38	—	—	—	61.73	11.53	80,922	0.78(4)	0.78(4)	(0.24)(4)	13
SA AB Growth Portfolio — Class 3
01/31/20	42.45	(0.13)	10.20	10.07	—	(3.10)	(3.10)	49.42	24.18	439,589	0.89	0.89	(0.28)	28
01/31/21	49.42	(0.19)	15.45	15.26	—	(5.58)	(5.58)	59.10	31.23	523,827	0.89	0.89	(0.35)	25
01/31/22	59.10	(0.31)	11.96	11.65	—	(5.77)	(5.77)	64.98	18.86	603,138	0.87	0.87	(0.46)	21
01/31/23	64.98	(0.18)	(10.66)	(10.84)	—	(9.25)	(9.25)	44.89	(15.04)	540,157	0.88	0.88	(0.34)	32
01/31/24	44.89	(0.12)	12.97	12.85	—	(3.99)	(3.99)	53.75	29.86	622,829	0.88	0.88	(0.24)	22
07/31/24@	53.75	(0.10)	6.26	6.16	—	—	—	59.91	11.46	650,195	0.88(4)	0.88(4)	(0.34)(4)	13
SA AB Small & Mid Cap Value Portfolio — Class 1
01/31/20	13.87	0.11	0.35	0.46	—	(0.23)	(0.23)	14.10	3.22	81,549	0.98	0.98	0.78	31
01/31/21	14.10	0.10	1.38	1.48	(0.10)	(0.31)	(0.41)	15.17	10.90(5)	125,104	0.97	0.95	0.83	69
01/31/22	15.17	0.17	4.25	4.42	(0.12)	(0.12)	(0.24)	19.35	29.09	152,224	0.96	0.91	0.90	58
01/31/23	19.35	0.14	(1.24)	(1.10)	(0.20)	(4.48)	(4.68)	13.57	(2.60)	126,040	0.97	0.92	0.86	41
01/31/24	13.57	0.09	0.10	0.19	(0.12)	(1.13)	(1.25)	12.51	3.01	108,028	0.97	0.92	0.75	50
07/31/24@	12.51	0.06	1.53	1.59	—	—	—	14.10	12.71	110,566	0.96(4)	0.91(4)	0.89(4)	31
SA AB Small & Mid Cap Value Portfolio — Class 2
01/31/20	13.88	0.09	0.35	0.44	—	(0.23)	(0.23)	14.09	3.07	9,951	1.13	1.13	0.63	31
01/31/21	14.09	0.09	1.37	1.46	(0.08)	(0.31)	(0.39)	15.16	10.72(5)	9,921	1.12	1.10	0.71	69
01/31/22	15.16	0.14	4.25	4.39	(0.10)	(0.12)	(0.22)	19.33	28.91	10,768	1.11	1.06	0.74	58
01/31/23	19.33	0.12	(1.24)	(1.12)	(0.16)	(4.48)	(4.64)	13.57	(2.70)	9,265	1.12	1.07	0.71	41
01/31/24	13.57	0.08	0.09	0.17	(0.10)	(1.13)	(1.23)	12.51	2.82	8,640	1.12	1.07	0.60	50
07/31/24@	12.51	0.05	1.53	1.58	—	—	—	14.09	12.63	9,067	1.11(4)	1.06(4)	0.74(4)	31
SA AB Small & Mid Cap Value Portfolio — Class 3
01/31/20	13.75	0.07	0.36	0.43	—	(0.23)	(0.23)	13.95	3.03	392,439	1.23	1.23	0.53	31
01/31/21	13.95	0.07	1.36	1.43	(0.07)	(0.31)	(0.38)	15.00	10.60(5)	415,983	1.22	1.20	0.60	69
01/31/22	15.00	0.12	4.21	4.33	(0.09)	(0.12)	(0.21)	19.12	28.78	447,232	1.21	1.16	0.64	58
01/31/23	19.12	0.10	(1.23)	(1.13)	(0.15)	(4.48)	(4.63)	13.36	(2.85)	407,885	1.22	1.17	0.61	41
01/31/24	13.36	0.06	0.09	0.15	(0.08)	(1.13)	(1.21)	12.30	2.75	378,460	1.22	1.17	0.50	50
07/31/24@	12.30	0.04	1.51	1.55	—	—	—	13.85	12.60	413,362	1.21(4)	1.16(4)	0.63(4)	31

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized
(5)	The Portfolio’s performance figure was increased by 0.44% from gains on the disposal of investments due to a trading error.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(4)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA BlackRock Multi-Factor 70/30 Portfolio — Class 1
10/13/20-01/31/21†	$15.00	$0.06	$0.90	$0.96	$(0.08)	$—	$(0.08)	$15.88	6.43%	$106	2.95%(3)	0.26%(3)	1.25%(3)	13%
01/31/22	15.88	0.24	1.10	1.34	(0.25)	(0.67)	(0.92)	16.30	8.23	115	1.17	0.29	1.40	80
01/31/23	16.30	0.29	(1.50)	(1.21)	(0.27)	(0.15)	(0.42)	14.67	(7.28)	193	0.84	0.30	2.06	61
01/31/24	14.67	0.36	1.06	1.42	(0.32)	—	(0.32)	15.77	9.75	214	0.80	0.32	2.41	64
07/31/24@	15.77	0.17	1.19	1.36	—	—	—	17.13	8.62	176	0.76(3)	0.33(3)	2.06(3)	27
SA BlackRock Multi-Factor 70/30 Portfolio — Class 3
10/13/20-01/31/21†	15.00	0.04	0.91	0.95	(0.08)	—	(0.08)	15.87	6.33	19,715	3.37(3)	0.55(3)	0.94(3)	13
01/31/22	15.87	0.19	1.11	1.30	(0.22)	(0.67)	(0.89)	16.28	7.98	60,389	1.36	0.54	1.17	80
01/31/23	16.28	0.27	(1.52)	(1.25)	(0.24)	(0.15)	(0.39)	14.64	(7.52)	83,072	1.09	0.55	1.85	61
01/31/24	14.64	0.30	1.09	1.39	(0.29)	—	(0.29)	15.74	9.55	96,924	1.05	0.57	2.00	64
07/31/24@	15.74	0.15	1.18	1.33	—	—	—	17.07	8.45	105,238	1.01(3)	0.58(3)	1.81(3)	27
SA BlackRock VCP Global Multi Asset Portfolio — Class 1
01/31/20	10.47	0.12	1.13	1.25	(0.12)	(0.43)	(0.55)	11.17	11.95(5)	137	0.91	0.90	1.13	154
01/31/21	11.17	0.07	0.39	0.46	(0.01)	(0.25)	(0.26)	11.37	4.15(6)	143	0.99	0.91	0.64(7)	163
01/31/22	11.37	0.07	0.54	0.61	(0.13)	(1.64)	(1.77)	10.21	4.87	825	0.96	0.92	0.61	128
01/31/23	10.21	0.10	(0.97)	(0.87)	—	(0.15)	(0.15)	9.19	(9.98)	390	0.91	0.91	1.11	63
01/31/24	9.19	0.15	0.54	0.69	(0.09)	—	(0.09)	9.79	7.61	405	0.93	0.91	1.63	71
07/31/24@	9.79	0.11	0.66	0.77	—	—	—	10.56	7.87	437	0.94(3)	0.91(3)	2.17(3)	38
SA BlackRock VCP Global Multi Asset Portfolio — Class 3
01/31/20	10.48	0.10	1.12	1.22	(0.09)	(0.43)	(0.52)	11.18	11.67(5)	822,050	1.16	1.15	0.88	154
01/31/21	11.18	0.04	0.39	0.43	(0.00)	(0.25)	(0.25)	11.36	3.94(6)	821,175	1.24	1.16	0.39(7)	163
01/31/22	11.36	0.05	0.52	0.57	(0.10)	(1.64)	(1.74)	10.19	4.53	831,628	1.21	1.17	0.41	128
01/31/23	10.19	0.08	(0.96)	(0.88)	—	(0.15)	(0.15)	9.16	(10.10)	708,378	1.16	1.16	0.85	63
01/31/24	9.16	0.13	0.53	0.66	(0.07)	—	(0.07)	9.75	7.22	690,657	1.18	1.16	1.39	71
07/31/24@	9.75	0.10	0.66	0.76	—	—	—	10.51	7.79	700,851	1.19(3)	1.16(3)	1.92(3)	38

†	Commencement of operations.
@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
(4)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(5)	The Portfolio’s performance figure was increased by 0.02% from gains on the disposal of investments in violation of investment restrictions.
(6)	The Portfolio’s performance figure was increased by 0.09% for a reimbursement of interest income from prior years.
(7)	Includes a one time reimbursement received for interest income received related to prior years. The impact to the ratio of net investment income to average net assets is 0.10%.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Emerging Markets Equity Index Portfolio — Class 1
01/31/20	$14.05	$0.32	$(0.12)	$0.20	$—	$—	$—	$14.25	1.42%	$85,824	0.83%	0.58%	2.27%	21%
01/31/21	14.25	0.20	3.74	3.94	(0.33)	—	(0.33)	17.86	27.92	116,309	0.68	0.58	1.35	22
01/31/22	17.86	0.27	(1.45)	(1.18)	(0.17)	—	(0.17)	16.51	(6.63)	96,121	0.68	0.58	1.51	6
01/31/23	16.51	0.32	(2.49)	(2.17)	(0.26)	—	(0.26)	14.08	(12.91)	80,212	0.85	0.58	2.28	5
01/31/24	14.08	0.28	(0.97)	(0.69)	(0.35)	—	(0.35)	13.04	(4.86)	68,169	0.83	0.58	2.10	4
07/31/24@	13.04	0.20	1.44	1.64	—	—	—	14.68	12.58	75,952	0.83(4)	0.58(4)	2.85(4)	7
SA Emerging Markets Equity Index Portfolio — Class 3
01/31/20	14.04	0.27	(0.10)	0.17	—	—	—	14.21	1.21	3,066	1.07	0.83	2.01	21
01/31/21	14.21	0.15	3.73	3.88	(0.31)	—	(0.31)	17.78	27.61	8,255	0.92	0.83	1.06	22
01/31/22	17.78	0.22	(1.43)	(1.21)	(0.16)	—	(0.16)	16.41	(6.85)	13,994	0.95	0.83	1.31	6
01/31/23	16.41	0.27	(2.47)	(2.20)	(0.23)	—	(0.23)	13.98	(13.15)	17,124	1.11	0.83	2.01	5
01/31/24	13.98	0.24	(0.96)	(0.72)	(0.32)	—	(0.32)	12.94	(5.10)	17,699	1.08	0.83	1.83	4
07/31/24@	12.94	0.18	1.43	1.61	—	—	—	14.55	12.44	19,876	1.08(4)	0.83(4)	2.61(4)	7
SA Federated Hermes Corporate Bond Portfolio — Class 1
01/31/20	12.80	0.55	1.17	1.72	(0.73)	—	(0.73)	13.79	13.61	474,859	0.55	0.55	3.99	13
01/31/21	13.79	0.50	0.36	0.86	(0.57)	(0.20)	(0.77)	13.88	6.28	483,921	0.55	0.55	3.63	22
01/31/22	13.88	0.46	(0.69)	(0.23)	(0.43)	(0.04)	(0.47)	13.18	(1.73)	500,170	0.54	0.54	3.31	14
01/31/23	13.18	0.43	(1.54)	(1.11)	(0.47)	(0.04)	(0.51)	11.56	(8.11)	416,041	0.55	0.55	3.57	34
01/31/24	11.56	0.42	0.02	0.44	(0.42)	—	(0.42)	11.58	4.04	399,903	0.55	0.55	3.70	5
07/31/24@	11.58	0.21	0.01	0.22	—	—	—	11.80	1.90	418,204	0.54(4)	0.54(4)	3.74(4)	3
SA Federated Hermes Corporate Bond Portfolio — Class 2
01/31/20	12.79	0.52	1.17	1.69	(0.70)	—	(0.70)	13.78	13.44	18,307	0.70	0.70	3.82	13
01/31/21	13.78	0.48	0.37	0.85	(0.55)	(0.20)	(0.75)	13.88	6.19	16,967	0.70	0.70	3.49	22
01/31/22	13.88	0.44	(0.69)	(0.25)	(0.41)	(0.04)	(0.45)	13.18	(1.89)	14,538	0.69	0.69	3.17	14
01/31/23	13.18	0.41	(1.53)	(1.12)	(0.45)	(0.04)	(0.49)	11.57	(8.23)	11,344	0.70	0.70	3.42	34
01/31/24	11.57	0.40	0.02	0.42	(0.40)	—	(0.40)	11.59	3.84	10,378	0.70	0.70	3.56	5
07/31/24@	11.59	0.21	0.01	0.22	—	—	—	11.81	1.90	10,165	0.69(4)	0.69(4)	3.59(4)	3
SA Federated Hermes Corporate Bond Portfolio — Class 3
01/31/20	12.71	0.50	1.17	1.67	(0.69)	—	(0.69)	13.69	13.33	864,347	0.80	0.80	3.72	13
01/31/21	13.69	0.46	0.37	0.83	(0.54)	(0.20)	(0.74)	13.78	6.08	933,036	0.80	0.80	3.38	22
01/31/22	13.78	0.41	(0.68)	(0.27)	(0.40)	(0.04)	(0.44)	13.07	(2.01)	1,058,966	0.79	0.79	3.06	14
01/31/23	13.07	0.39	(1.52)	(1.13)	(0.44)	(0.04)	(0.48)	11.46	(8.38)	908,233	0.80	0.80	3.31	34
01/31/24	11.46	0.39	0.02	0.41	(0.39)	—	(0.39)	11.48	3.80	973,952	0.80	0.80	3.45	5
07/31/24@	11.48	0.20	0.01	0.21	—	—	—	11.69	1.83	1,044,478	0.79(4)	0.79(4)	3.49(4)	3

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(4)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Fidelity Institutional AM® International Growth Portfolio — Class 1
05/1/19-01/31/20†	$15.00	$0.06	$1.69	$1.75	$(0.06)	$(0.02)	$(0.08)	$16.67	11.68%	$313,927	0.93%(3)	0.88%(3)	0.56%(3)	90%
01/31/21	16.67	0.06	3.55	3.61	(0.06)	(0.57)	(0.63)	19.65	21.78	346,993	0.86	0.88	0.34	156
01/31/22	19.65	0.01	0.36	0.37	(0.01)	(1.53)	(1.54)	18.48	0.89	320,077	0.87	0.87	0.04	146
01/31/23	18.48	0.05	(2.08)	(2.03)	—	(1.60)	(1.60)	14.85	(9.58)	247,531	0.87	0.87	0.30	93
01/31/24	14.85	0.05	2.47	2.52	(0.05)	—	(0.05)	17.32	17.04	237,825	0.87	0.87	0.32	75
07/31/24@	17.32	0.06	1.47	1.53	—	—	—	18.85	8.83	261,260	0.87(3)	0.87(3)	0.67(3)	45
SA Fidelity Institutional AM® International Growth Portfolio — Class 3
05/1/19-01/31/20†	15.00	0.01	1.73	1.74	(0.05)	(0.02)	(0.07)	16.67	11.59	1,346	1.29(3)	1.13(3)	0.11(3)	90
01/31/21	16.67	0.00	3.55	3.55	(0.03)	(0.57)	(0.60)	19.62	21.44	3,959	1.10	1.13	0.00	156
01/31/22	19.62	(0.06)	0.38	0.32	—	(1.53)	(1.53)	18.41	0.66	10,010	1.12	1.12	(0.30)	146
01/31/23	18.41	0.01	(2.07)	(2.06)	—	(1.60)	(1.60)	14.75	(9.79)	11,836	1.12	1.12	0.02	93
01/31/24	14.75	0.00	2.46	2.46	(0.03)	—	(0.03)	17.18	16.68	15,820	1.12	1.12	0.02	75
07/31/24@	17.18	0.04	1.46	1.50	—	—	—	18.68	8.73	16,689	1.12(3)	1.12(3)	0.40(3)	45
SA Fidelity Institutional AM® Real Estate Portfolio — Class 1
01/31/20	12.61	0.25	1.64	1.89	(0.32)	(0.04)	(0.36)	14.14	15.10	88,455	0.83	0.83	1.86	47
01/31/21	14.14	0.22	(0.74)	(0.52)	(0.25)	(0.57)	(0.82)	12.80	(3.60)	101,995	0.82	0.82	1.78	46
01/31/22	12.80	0.15	3.60	3.75	(0.23)	—	(0.23)	16.32	29.24	119,157	0.82	0.82	0.93	28
01/31/23	16.32	0.26	(2.40)	(2.14)	(0.14)	(1.18)	(1.32)	12.86	(11.91)	123,498	0.83	0.83	1.92	45
01/31/24	12.86	0.29	(0.60)	(0.31)	(0.27)	(0.69)	(0.96)	11.59	(1.42)	113,301	0.84	0.84	2.42	38
07/31/24@	11.59	0.17	0.95	1.12	—	—	—	12.71	9.66	114,717	0.82(3)	0.82(3)	2.91(3)	13
SA Fidelity Institutional AM® Real Estate Portfolio — Class 2
01/31/20	12.58	0.23	1.63	1.86	(0.30)	(0.04)	(0.34)	14.10	14.88	4,677	0.98	0.98	1.71	47
01/31/21	14.10	0.20	(0.73)	(0.53)	(0.23)	(0.57)	(0.80)	12.77	(3.70)	4,061	0.97	0.97	1.60	46
01/31/22	12.77	0.13	3.59	3.72	(0.21)	—	(0.21)	16.28	29.07	4,283	0.97	0.97	0.80	28
01/31/23	16.28	0.24	(2.40)	(2.16)	(0.11)	(1.18)	(1.29)	12.83	(12.07)	3,391	0.98	0.98	1.68	45
01/31/24	12.83	0.27	(0.60)	(0.33)	(0.25)	(0.69)	(0.94)	11.56	(1.63)	2,933	0.99	0.99	2.28	38
07/31/24@	11.56	0.16	0.95	1.11	—	—	—	12.67	9.60	3,110	0.97(3)	0.97(3)	2.75(3)	13
SA Fidelity Institutional AM® Real Estate Portfolio — Class 3
01/31/20	12.48	0.22	1.62	1.84	(0.28)	(0.04)	(0.32)	14.00	14.85	180,473	1.08	1.08	1.61	47
01/31/21	14.00	0.18	(0.73)	(0.55)	(0.22)	(0.57)	(0.79)	12.66	(3.89)	173,750	1.07	1.07	1.49	46
01/31/22	12.66	0.11	3.57	3.68	(0.20)	—	(0.20)	16.14	28.99	178,847	1.07	1.07	0.72	28
01/31/23	16.14	0.22	(2.37)	(2.15)	(0.10)	(1.18)	(1.28)	12.71	(12.16)	162,316	1.08	1.08	1.59	45
01/31/24	12.71	0.26	(0.60)	(0.34)	(0.24)	(0.69)	(0.93)	11.44	(1.74)	141,344	1.09	1.09	2.18	38
07/31/24@	11.44	0.15	0.95	1.10	—	—	—	12.54	9.62	149,344	1.07(3)	1.07(3)	2.64(3)	13

†	Commencement of operations.
@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
(4)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Fixed Income Index Portfolio — Class 1
01/31/20	$9.98	$0.25	$0.78	$1.03	$(0.02)	$—	$(0.02)	$10.99	10.34%	$508,954	0.37%	0.34%	2.37%	24%
01/31/21	10.99	0.24	0.33	0.57	(0.24)	(0.04)	(0.28)	11.28	5.18	518,860	0.36	0.34	2.06	22
01/31/22	11.28	0.21	(0.56)	(0.35)	(0.23)	(0.13)	(0.36)	10.57	(3.13)	481,451	0.35	0.34	1.88	16
01/31/23	10.57	0.22	(1.08)	(0.86)	(0.19)	(0.03)	(0.22)	9.49	(7.99)	461,756	0.36	0.34	2.30	19
01/31/24	9.49	0.27	(0.06)	0.21	(0.22)	—	(0.22)	9.48	2.35	452,506	0.36	0.34	2.84	12
07/31/24@	9.48	0.15	0.01	0.16	—	—	—	9.64	1.69	442,339	0.36(4)	0.34(4)	3.11(4)	7
SA Fixed Income Index Portfolio — Class 3
01/31/20	9.97	0.21	0.80	1.01	(0.02)	—	(0.02)	10.96	10.12	28,244	0.62	0.59	2.10	24
01/31/21	10.96	0.20	0.34	0.54	(0.23)	(0.04)	(0.27)	11.23	4.93	63,869	0.60	0.59	1.79	22
01/31/22	11.23	0.18	(0.55)	(0.37)	(0.22)	(0.13)	(0.35)	10.51	(3.38)	79,032	0.60	0.59	1.63	16
01/31/23	10.51	0.20	(1.07)	(0.87)	(0.17)	(0.03)	(0.20)	9.44	(8.18)	79,600	0.61	0.59	2.05	19
01/31/24	9.44	0.24	(0.06)	0.18	(0.20)	—	(0.20)	9.42	2.02	91,013	0.61	0.59	2.60	12
07/31/24@	9.42	0.13	0.02	0.15	—	—	—	9.57	1.59	86,876	0.61(4)	0.59(4)	2.86(4)	7
SA Fixed Income Intermediate Index Portfolio — Class 1
01/31/20	9.86	0.21	0.46	0.67	(0.02)	—	(0.02)	10.51	6.77	355,130	0.38	0.34	2.07	24
01/31/21	10.51	0.19	0.28	0.47	(0.20)	—	(0.20)	10.78	4.48	369,686	0.36	0.34	1.77	16
01/31/22	10.78	0.15	(0.42)	(0.27)	(0.14)	(0.01)	(0.15)	10.36	(2.51)	479,748	0.35	0.34	1.38	16
01/31/23	10.36	0.17	(0.62)	(0.45)	(0.14)	(0.00)	(0.14)	9.77	(4.28)	474,835	0.36	0.34	1.73	24
01/31/24	9.77	0.24	0.08	0.32	(0.17)	—	(0.17)	9.92	3.38	450,305	0.36	0.34	2.46	15
07/31/24@	9.92	0.14	0.07	0.21	—	—	—	10.13	2.12	440,444	0.36(4)	0.34(4)	2.77(4)	12
SA Fixed Income Intermediate Index Portfolio — Class 3
01/31/20	9.86	0.18	0.46	0.64	(0.01)	—	(0.01)	10.49	6.54	21,526	0.63	0.59	1.81	24
01/31/21	10.49	0.16	0.28	0.44	(0.19)	—	(0.19)	10.74	4.18	32,017	0.61	0.59	1.51	16
01/31/22	10.74	0.12	(0.43)	(0.31)	(0.11)	(0.01)	(0.12)	10.31	(2.83)	39,760	0.60	0.59	1.13	16
01/31/23	10.31	0.14	(0.61)	(0.47)	(0.12)	(0.00)	(0.12)	9.72	(4.52)	41,870	0.61	0.59	1.48	24
01/31/24	9.72	0.21	0.09	0.30	(0.15)	—	(0.15)	9.87	3.18	48,807	0.61	0.59	2.21	15
07/31/24@	9.87	0.12	0.07	0.19	—	—	—	10.06	1.93	51,278	0.61(4)	0.59(4)	2.52(4)	12

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Franklin BW U.S. Large Cap Value Portfolio — Class 1
01/31/20	$19.93	$0.43	$2.11	$2.54	$(0.46)	$(1.88)	$(2.34)	$20.13	12.66%	$863,626	0.75%	0.70%	2.05%	49%
01/31/21	20.13	0.39	0.01	0.40	(0.40)	(1.15)	(1.55)	18.98	2.46	909,235	0.75	0.70	2.16	79
01/31/22	18.98	0.35	5.16	5.51	(0.43)	(0.16)	(0.59)	23.90	28.99	993,576	0.75	0.70	1.53	58
01/31/23	23.90	0.45	0.12	0.57	(0.41)	(3.92)	(4.33)	20.14	3.71	874,782	0.75	0.70	2.05	49
01/31/24	20.14	0.40	0.21	0.61	(0.49)	(1.94)	(2.43)	18.32	4.57	752,273	0.75	0.70	2.14	43
07/31/24@	18.32	0.19	2.35	2.54	—	—	—	20.86	13.86	773,847	0.75(4)	0.70(4)	1.96(4)	32
SA Franklin BW U.S. Large Cap Value Portfolio — Class 2
01/31/20	19.93	0.40	2.11	2.51	(0.42)	(1.88)	(2.30)	20.14	12.53	43,056	0.90	0.85	1.90	49
01/31/21	20.14	0.36	0.02	0.38	(0.37)	(1.15)	(1.52)	19.00	2.34	40,366	0.90	0.85	2.02	79
01/31/22	19.00	0.32	5.15	5.47	(0.40)	(0.16)	(0.56)	23.91	28.75	45,417	0.90	0.85	1.38	58
01/31/23	23.91	0.42	0.12	0.54	(0.37)	(3.92)	(4.29)	20.16	3.57	40,173	0.90	0.85	1.90	49
01/31/24	20.16	0.37	0.21	0.58	(0.45)	(1.94)	(2.39)	18.35	4.42	38,128	0.90	0.85	1.99	43
07/31/24@	18.35	0.18	2.34	2.52	—	—	—	20.87	13.73	40,428	0.90(4)	0.85(4)	1.81(4)	32
SA Franklin BW U.S. Large Cap Value Portfolio — Class 3
01/31/20	19.82	0.38	2.09	2.47	(0.40)	(1.88)	(2.28)	20.01	12.38	466,528	1.00	0.95	1.80	49
01/31/21	20.01	0.34	0.01	0.35	(0.35)	(1.15)	(1.50)	18.86	2.20	471,406	1.00	0.95	1.92	79
01/31/22	18.86	0.30	5.11	5.41	(0.38)	(0.16)	(0.54)	23.73	28.65	511,607	1.00	0.95	1.28	58
01/31/23	23.73	0.40	0.11	0.51	(0.34)	(3.92)	(4.26)	19.98	3.47	443,551	1.00	0.95	1.80	49
01/31/24	19.98	0.35	0.20	0.55	(0.43)	(1.94)	(2.37)	18.16	4.28	426,547	1.00	0.95	1.89	43
07/31/24@	18.16	0.16	2.33	2.49	—	—	—	20.65	13.71	446,304	1.00(4)	0.95(4)	1.70(4)	32
SA Franklin Small Company Value Portfolio — Class 1
01/31/20	19.22	0.24	1.84	2.08	(0.20)	(3.03)	(3.23)	18.07	10.42	134,974	1.03	0.98	1.21	48
01/31/21	18.07	0.22	1.68	1.90	(0.21)	(0.91)	(1.12)	18.85	11.24	155,162	1.02	0.97	1.36	77
01/31/22	18.85	0.13	3.69	3.82	(0.25)	(1.21)	(1.46)	21.21	19.85	143,267	1.01	0.96	0.60	50
01/31/23	21.21	0.09	(0.33)	(0.24)	(0.14)	(4.23)	(4.37)	16.60	1.11	126,372	1.03	0.97	0.47	52
01/31/24	16.60	0.14	(0.25)	(0.11)	(0.08)	(1.15)	(1.23)	15.26	0.32	105,889	1.05	0.95	0.92	63
07/31/24@	15.26	0.09	2.54	2.63	—	—	—	17.89	17.23	111,068	1.03(4)	0.93(4)	1.07(4)	29
SA Franklin Small Company Value Portfolio — Class 3
01/31/20	19.03	0.19	1.83	2.02	(0.15)	(3.03)	(3.18)	17.87	10.18	183,707	1.28	1.23	0.97	48
01/31/21	17.87	0.17	1.66	1.83	(0.17)	(0.91)	(1.08)	18.62	10.92	196,232	1.27	1.22	1.09	77
01/31/22	18.62	0.08	3.63	3.71	(0.20)	(1.21)	(1.41)	20.92	19.54	212,477	1.26	1.21	0.36	50
01/31/23	20.92	0.04	(0.33)	(0.29)	(0.08)	(4.23)	(4.31)	16.32	0.86	191,890	1.28	1.22	0.23	52
01/31/24	16.32	0.10	(0.24)	(0.14)	(0.04)	(1.15)	(1.19)	14.99	0.09	178,308	1.30	1.20	0.67	63
07/31/24@	14.99	0.06	2.50	2.56	—	—	—	17.55	17.08	203,066	1.28(4)	1.18(4)	0.81(4)	29

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(4)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Franklin Systematic U.S. Large Cap Core Portfolio — Class 1
10/7/19-01/31/20†	$15.00	$0.08	$0.98	$1.06	$(0.06)	$—	$(0.06)	$16.00	7.06%	$129,702	0.72%(3)	0.70%(3)	1.69%(3)	12%
01/31/21	16.00	0.26	1.28	1.54	(0.26)	(0.14)	(0.40)	17.14	9.60	148,051	0.66	0.67	1.62	32
01/31/22	17.14	0.27	3.31	3.58	(0.01)	—	(0.01)	20.71	20.90	156,026	0.57	0.57	1.34	32
01/31/23	20.71	0.27	(1.08)	(0.81)	(0.34)	(2.17)	(2.51)	17.39	(3.06)	129,967	0.58	0.58	1.42	105
01/31/24	17.39	0.18	2.85	3.03	(0.27)	(1.72)	(1.99)	18.43	18.84	129,228	0.60	0.60	1.00	85
07/31/24@	18.43	0.07	2.92	2.99	—	—	—	21.42	16.22	145,224	0.57(3)	0.57(3)	0.72(3)	31
SA Franklin Systematic U.S. Large Cap Core Portfolio — Class 3
10/7/19-01/31/20†	15.00	0.05	0.99	1.04	(0.05)	—	(0.05)	15.99	6.95	316	0.95(3)	0.95(3)	1.10(3)	12
01/31/21	15.99	0.19	1.29	1.48	(0.23)	(0.14)	(0.37)	17.10	9.27	2,284	0.93	0.93	1.25	32
01/31/22	17.10	0.21	3.33	3.54	—	—	—	20.64	20.70	5,840	0.82	0.82	1.07	32
01/31/23	20.64	0.21	(1.07)	(0.86)	(0.31)	(2.17)	(2.48)	17.30	(3.31)	8,177	0.83	0.83	1.13	105
01/31/24	17.30	0.13	2.83	2.96	(0.24)	(1.72)	(1.96)	18.30	18.53	13,904	0.85	0.85	0.72	85
07/31/24@	18.30	0.05	2.89	2.94	—	—	—	21.24	16.07	17,411	0.82(3)	0.82(3)	0.47(3)	31
SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 1
01/31/20	13.33	0.35	1.40	1.75	(0.38)	(0.92)	(1.30)	13.78	13.01	184,213	0.65	0.65	2.46	68
01/31/21	13.78	0.35	1.21	1.56	(0.32)	(1.77)	(2.09)	13.25	11.91	210,465	0.64	0.64	2.73	80
01/31/22	13.25	0.25	2.27	2.52	(0.35)	(0.94)	(1.29)	14.48	18.78	190,080	0.66	0.66	1.65	166
01/31/23	14.48	0.21	(0.39)	(0.18)	(0.27)	(3.24)	(3.51)	10.79	0.36	158,051	0.65	0.65	1.60	111
01/31/24	10.79	0.18	0.38	0.56	(0.19)	—	(0.19)	11.16	5.35	136,794	0.65	0.65	1.72	101
07/31/24@	11.16	0.09	1.62	1.71	—	—	—	12.87	15.32	201,064	0.65(3)	0.65(3)	1.56(3)	47
SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 2
01/31/20	13.30	0.33	1.40	1.73	(0.36)	(0.92)	(1.28)	13.75	12.85	5,552	0.80	0.80	2.31	68
01/31/21	13.75	0.33	1.20	1.53	(0.29)	(1.77)	(2.06)	13.22	11.74	5,359	0.79	0.79	2.59	80
01/31/22	13.22	0.22	2.27	2.49	(0.33)	(0.94)	(1.27)	14.44	18.59	5,669	0.82	0.82	1.47	166
01/31/23	14.44	0.19	(0.40)	(0.21)	(0.24)	(3.24)	(3.48)	10.75	0.17	5,114	0.80	0.80	1.44	111
01/31/24	10.75	0.17	0.38	0.55	(0.17)	—	(0.17)	11.13	5.28	4,603	0.80	0.80	1.57	101
07/31/24@	11.13	0.09	1.60	1.69	—	—	—	12.82	15.18	5,137	0.80(3)	0.80(3)	1.45(3)	47
SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 3
01/31/20	13.19	0.31	1.38	1.69	(0.34)	(0.92)	(1.26)	13.62	12.72	169,757	0.90	0.90	2.21	68
01/31/21	13.62	0.31	1.19	1.50	(0.29)	(1.77)	(2.06)	13.06	11.58	201,091	0.89	0.89	2.47	80
01/31/22	13.06	0.20	2.26	2.46	(0.33)	(0.94)	(1.27)	14.25	18.54	239,036	0.92	0.92	1.35	166
01/31/23	14.25	0.17	(0.39)	(0.22)	(0.23)	(3.24)	(3.47)	10.56	0.05	216,008	0.90	0.90	1.35	111
01/31/24	10.56	0.15	0.38	0.53	(0.16)	—	(0.16)	10.93	5.18	216,296	0.90	0.90	1.47	101
07/31/24@	10.93	0.08	1.58	1.66	—	—	—	12.59	15.19	231,712	0.90(3)	0.90(3)	1.34(3)	47

†	Commencement of operations.
@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
(4)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Franklin Tactical Opportunities Portfolio — Class 1
01/31/20	$10.06	$0.20	$0.98	$1.18	$(0.17)	$(0.02)	$(0.19)	$11.05	11.75%	$148	1.12%	0.81%	1.88%	42%
01/31/21	11.05	0.15	0.69	0.84	(0.15)	(0.04)	(0.19)	11.70	7.65	159	0.97	0.81	1.38	61
01/31/22	11.70	0.13	1.41	1.54	(0.15)	(0.82)	(0.97)	12.27	12.95	183	0.92	0.81	1.05	46
01/31/23	12.27	0.16	(0.99)	(0.83)	(0.14)	(0.50)	(0.64)	10.80	(6.34)	204	0.94	0.81	1.42	46
01/31/24	10.80	0.18	1.07	1.25	(0.19)	(0.01)	(0.20)	11.85	11.63	156	1.01	0.81	1.68	32
07/31/24@	11.85	0.11	0.98	1.09	—	—	—	12.94	9.20	175	0.94(4)	0.81(4)	1.73(4)	20
SA Franklin Tactical Opportunities Portfolio — Class 3
01/31/20	10.06	0.17	0.98	1.15	(0.15)	(0.02)	(0.17)	11.04	11.43	55,730	1.38	1.06	1.58	42
01/31/21	11.04	0.12	0.70	0.82	(0.13)	(0.04)	(0.17)	11.69	7.45	70,795	1.22	1.06	1.11	61
01/31/22	11.69	0.10	1.40	1.50	(0.12)	(0.82)	(0.94)	12.25	12.62	78,964	1.17	1.06	0.80	46
01/31/23	12.25	0.13	(0.99)	(0.86)	(0.11)	(0.50)	(0.61)	10.78	(6.57)	81,841	1.19	1.06	1.18	46
01/31/24	10.78	0.15	1.06	1.21	(0.16)	(0.01)	(0.17)	11.82	11.30	93,788	1.26	1.06	1.40	32
07/31/24@	11.82	0.09	0.98	1.07	—	—	—	12.89	9.05	100,875	1.19(4)	1.06(4)	1.48(4)	20
SA Global Index Allocation 60/40 Portfolio — Class 1
01/31/20	14.42	(0.01)	1.73	1.72	—	(0.04)	(0.04)	16.10	11.95	111	0.41(5)	0.18(5)	(0.08)(5)(6)	19
01/31/21	16.10	0.44	1.40	1.84	(0.27)	(0.18)	(0.45)	17.49	11.48	247	0.26(5)	0.18(5)	2.81(5)(6)	18
01/31/22	17.49	0.22	0.93	1.15	(0.31)	(0.50)	(0.81)	17.83	6.44	96	0.19(5)	0.18(5)	1.15(5)(6)	13
01/31/23	17.83	0.26	(1.33)	(1.07)	(0.05)	(0.15)	(0.20)	16.56	(5.90)	90	0.20(5)	0.18(5)	1.59(5)(6)	13
01/31/24	16.56	0.25	0.96	1.21	(0.29)	(0.51)	(0.80)	16.97	7.77	51	0.20(5)	0.18(5)	1.51(5)(6)	9
07/31/24@	16.97	(0.02)	1.38	1.36	—	—	—	18.33	8.01	56	0.18(4)(5)	0.18(4)(5)	(0.18)(4)(5)(6)	8
SA Global Index Allocation 60/40 Portfolio — Class 3
01/31/20	14.44	(0.04)	1.72	1.68	—	(0.04)	(0.04)	16.08	11.66	41,422	0.66(5)	0.43(5)	(0.30)(5)(6)	19
01/31/21	16.08	0.27	1.53	1.80	(0.24)	(0.18)	(0.42)	17.46	11.24	68,258	0.51(5)	0.43(5)	1.69(5)(6)	18
01/31/22	17.46	0.19	0.91	1.10	(0.24)	(0.50)	(0.74)	17.82	6.19	86,414	0.46(5)	0.43(5)	1.03(5)(6)	13
01/31/23	17.82	0.22	(1.33)	(1.11)	(0.01)	(0.15)	(0.16)	16.55	(6.14)	84,554	0.45(5)	0.43(5)	1.35(5)(6)	13
01/31/24	16.55	0.25	0.94	1.19	(0.26)	(0.51)	(0.77)	16.97	7.58	94,238	0.45(5)	0.43(5)	1.53(5)(6)	9
07/31/24@	16.97	(0.04)	1.37	1.33	—	—	—	18.30	7.84	101,351	0.43(4)(5)	0.43(4)(5)	(0.43)(4)(5)(6)	8

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized
(5)	Does not include underlying portfolio expenses that the Portfolio bears indirectly.
(6)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from the underlying funds in which the Portfolio invests.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period											Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From							Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Return of capital	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)(5)	Total expenses after waivers and/or reimburse- ments(3)	Net investment income (loss)(3),(4)	Portfolio turnover
SA Global Index Allocation 75/25 Portfolio — Class 1
01/31/20	$14.28	$(0.01)	$1.79	$1.78	$—	$—	$(0.06)	$(0.06)	$16.00	12.48%	$175	0.39%	0.18%	(0.09)%	17%
01/31/21	16.00	0.28	1.82	2.10	(0.25)	—	(0.15)	(0.40)	17.70	13.13	233	0.28	0.18	1.76	19
01/31/22	17.70	0.24	1.26	1.50	(0.31)	—	(0.37)	(0.68)	18.52	8.36	114	0.20	0.18	1.26	9
01/31/23	18.52	0.26	(1.39)	(1.13)	(0.06)	—	(0.21)	(0.27)	17.12	(5.97)	107	0.20	0.18	1.58	10
01/31/24	17.12	0.40	1.03	1.43	(0.30)	—	(0.62)	(0.92)	17.63	8.85	377	0.20	0.18	2.33	7
07/31/24@	17.63	(0.02)	1.71	1.69	—	—	—	—	19.32	9.59	414	0.17(6)	0.18(6)	(0.18)(6)	6
SA Global Index Allocation 75/25 Portfolio — Class 3
01/31/20	14.31	(0.05)	1.79	1.74	—	—	(0.06)	(0.06)	15.99	12.17	40,319	0.64	0.43	(0.32)	17
01/31/21	15.99	0.24	1.81	2.05	(0.22)	—	(0.15)	(0.37)	17.67	12.82	59,391	0.53	0.43	1.53	19
01/31/22	17.67	0.19	1.27	1.46	(0.25)	—	(0.37)	(0.62)	18.51	8.13	84,832	0.46	0.43	1.01	9
01/31/23	18.51	0.23	(1.40)	(1.17)	(0.02)	—	(0.21)	(0.23)	17.11	(6.21)	84,384	0.45	0.43	1.35	10
01/31/24	17.11	0.26	1.12	1.38	(0.26)	—	(0.62)	(0.88)	17.61	8.54	96,083	0.45	0.43	1.49	7
07/31/24@	17.61	(0.04)	1.71	1.67	—	—	—	—	19.28	9.48	105,444	0.42(6)	0.43(6)	(0.43)(6)	6
SA Global Index Allocation 90/10 Portfolio — Class 1
01/31/20	14.11	(0.01)	1.84	1.83	—	(0.04)	(0.10)	(0.14)	15.80	13.00	781	0.19	0.18	(0.07)	12
01/31/21	15.80	0.30	1.88	2.18	—	—	—	—	17.98	13.80	2,874	0.16	0.18	1.99	19
01/31/22	17.98	0.24	1.71	1.95	(0.21)	—	(0.20)	(0.41)	19.52	10.75	4,050	0.13	0.14	1.23	5
01/31/23	19.52	0.28	(1.46)	(1.18)	(0.26)	—	(0.31)	(0.57)	17.77	(5.64)	3,866	0.13	0.13	1.58	8
01/31/24	17.77	0.31	1.36	1.67	(0.35)	—	(0.65)	(1.00)	18.44	10.01	4,175	0.13	0.13	1.73	7
07/31/24@	18.44	(0.01)	2.05	2.04	—	—	—	—	20.48	11.06	4,565	0.13(6)	0.13(6)	(0.13)(6)	5
SA Global Index Allocation 90/10 Portfolio — Class 3
01/31/20	14.14	(0.05)	1.84	1.79	—	(0.04)	(0.10)	(0.14)	15.79	12.69	152,486	0.44	0.43	(0.35)	12
01/31/21	15.79	0.23	1.90	2.13	—	—	—	—	17.92	13.49	208,445	0.41	0.43	1.47	19
01/31/22	17.92	0.18	1.71	1.89	(0.18)	—	(0.20)	(0.38)	19.43	10.46	309,369	0.38	0.39	0.94	5
01/31/23	19.43	0.25	(1.47)	(1.22)	(0.22)	—	(0.31)	(0.53)	17.68	(5.90)	312,721	0.38	0.38	1.44	8
01/31/24	17.68	0.27	1.35	1.62	(0.31)	—	(0.65)	(0.96)	18.34	9.75	345,990	0.38	0.38	1.51	7
07/31/24@	18.34	(0.04)	2.04	2.00	—	—	—	—	20.34	10.91	380,853	0.38(6)	0.38(6)	(0.38)(6)	5

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Does not include underlying portfolio expenses that the Portfolio bears indirectly.
(4)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from the underlying funds in which the Portfolio invests.
(5)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(6)	Annualized
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Goldman Sachs Multi-Asset Insights Portfolio — Class 1
01/31/20	$9.84	$0.13	$0.92	$1.05	$(0.22)	$(0.04)	$(0.26)	$10.63	10.69%	$119	1.09%	0.81%	1.23%	146%
01/31/21	10.63	0.05	1.16	1.21	(0.04)	(0.12)	(0.16)	11.68	11.40	132	1.16	0.81	0.42	164
01/31/22	11.68	0.07	1.23	1.30	(0.05)	(1.88)	(1.93)	11.05	10.71	146	0.98	0.81	0.57	163
01/31/23	11.05	0.14	(0.99)	(0.85)	—	(0.53)	(0.53)	9.67	(7.26)	135	1.11	0.81	1.38	138
01/31/24	9.67	0.21	0.86	1.07	(0.11)	—	(0.11)	10.63	11.22	149	1.31	0.84	2.14	146
07/31/24@	10.63	0.12	1.08	1.20	—	—	—	11.83	11.29	165	1.12(4)(5)	0.83(4)(5)	2.08	62
SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3
01/31/20	9.84	0.09	0.93	1.02	(0.20)	(0.04)	(0.24)	10.62	10.36	33,620	1.35	1.06	0.93	146
01/31/21	10.62	0.02	1.16	1.18	(0.02)	(0.12)	(0.14)	11.66	11.11	41,712	1.42	1.06	0.16	164
01/31/22	11.66	0.04	1.23	1.27	(0.03)	(1.88)	(1.91)	11.02	10.43	38,343	1.23	1.06	0.34	163
01/31/23	11.02	0.11	(0.97)	(0.86)	—	(0.53)	(0.53)	9.63	(7.37)	39,021	1.36	1.07	1.14	138
01/31/24	9.63	0.19	0.84	1.03	(0.09)	—	(0.09)	10.57	10.80	44,489	1.56	1.09	1.89	146
07/31/24@	10.57	0.10	1.09	1.19	—	—	—	11.76	11.26	49,123	1.36(4)(5)	1.08(4)(5)	1.83	62
SA Index Allocation 60/40 Portfolio — Class 1
01/31/20	10.57	(0.01)	1.48	1.47	—	(0.08)	(0.08)	11.96	13.97	167	0.18(6)	0.18(6)	(0.09)(6)(7)	16
01/31/21	11.96	0.41	1.14	1.55	(0.19)	(0.21)	(0.40)	13.11	12.98	398	0.16(6)	0.18(6)	3.21(6)(7)	18
01/31/22	13.11	0.30	0.91	1.21	(0.04)	(0.15)	(0.19)	14.13	9.12	738	0.15(6)	0.15(6)	2.16(6)(7)	12
01/31/23	14.13	0.02	(0.98)	(0.96)	(0.20)	(0.45)	(0.65)	12.52	(6.38)	326	0.14(6)	0.14(6)	0.15(6)(7)	10
01/31/24	12.52	0.20	0.99	1.19	(0.22)	(0.54)	(0.76)	12.95	10.02	355	0.14(6)	0.14(6)	1.58(6)(7)	8
07/31/24@	12.95	(0.01)	1.20	1.19	—	—	—	14.14	9.19	386	0.14(5)(6)	0.14(5)(6)	(0.14)(5)(6)(7)	4
SA Index Allocation 60/40 Portfolio — Class 3
01/31/20	10.59	(0.04)	1.48	1.44	—	(0.08)	(0.08)	11.95	13.66	143,258	0.44(6)	0.43(6)	(0.31)(6)(7)	16
01/31/21	11.95	0.17	1.34	1.51	(0.16)	(0.21)	(0.37)	13.09	12.69	192,400	0.41(6)	0.43(6)	1.43(6)(7)	18
01/31/22	13.09	0.14	1.04	1.18	(0.01)	(0.15)	(0.16)	14.11	8.95	239,442	0.40(6)	0.40(6)	1.02(6)(7)	12
01/31/23	14.11	0.15	(1.14)	(0.99)	(0.17)	(0.45)	(0.62)	12.50	(6.62)	236,977	0.39(6)	0.39(6)	1.14(6)(7)	10
01/31/24	12.50	0.17	0.97	1.14	(0.18)	(0.54)	(0.72)	12.92	9.69	257,023	0.39(6)	0.39(6)	1.33(6)(7)	8
07/31/24@	12.92	(0.03)	1.20	1.17	—	—	—	14.09	9.06	272,608	0.39(5)(6)	0.39(5)(6)	(0.39)(5)(6)(7)	4

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Includes interest expense of 0.01% relating to derivative activity.
(5)	Annualized
(6)	Does not include underlying portfolio expenses that the Portfolio bears indirectly.
(7)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from the underlying funds in which the Portfolio invests.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)(5)	Total expenses after waivers and/or reimburse- ments(3)	Net investment income (loss)(3),(4)	Portfolio turnover
SA Index Allocation 80/20 Portfolio — Class 1
01/31/20	$10.77	$(0.01)	$1.65	$1.64	$—	$(0.10)	$(0.10)	$12.31	15.28%	$1,797	0.15%	0.16%	(0.08)%	13%
01/31/21	12.31	0.20	1.61	1.81	—	(0.07)	(0.07)	14.05	14.74	2,361	0.13	0.13	1.61	14
01/31/22	14.05	0.12	1.76	1.88	(0.19)	(0.27)	(0.46)	15.47	13.25	2,240	0.13	0.13	0.78	8
01/31/23	15.47	0.15	(1.17)	(1.02)	(0.23)	(0.45)	(0.68)	13.77	(6.17)	2,041	0.13	0.13	1.04	8
01/31/24	13.77	0.25	1.32	1.57	(0.25)	(0.69)	(0.94)	14.40	12.16	3,154	0.13	0.13	1.79	5
07/31/24@	14.40	(0.01)	1.64	1.63	—	—	—	16.03	11.32	3,002	0.12(6)	0.12(6)	(0.12)(6)	3
SA Index Allocation 80/20 Portfolio — Class 3
01/31/20	10.79	(0.04)	1.66	1.62	—	(0.10)	(0.10)	12.31	15.06	266,559	0.40	0.41	(0.33)	13
01/31/21	12.31	0.17	1.60	1.77	—	(0.07)	(0.07)	14.01	14.41	353,994	0.38	0.38	1.37	14
01/31/22	14.01	0.15	1.70	1.85	(0.17)	(0.27)	(0.44)	15.42	13.03	457,921	0.38	0.38	0.95	8
01/31/23	15.42	0.15	(1.20)	(1.05)	(0.20)	(0.45)	(0.65)	13.72	(6.43)	450,620	0.38	0.38	1.12	8
01/31/24	13.72	0.17	1.36	1.53	(0.22)	(0.69)	(0.91)	14.34	11.86	490,613	0.38	0.38	1.25	5
07/31/24@	14.34	(0.03)	1.64	1.61	—	—	—	15.95	11.23	528,611	0.37(6)	0.37(6)	(0.37)(6)	3
SA Index Allocation 90/10 Portfolio — Class 1
01/31/20	10.85	(0.01)	1.75	1.74	—	(0.12)	(0.12)	12.47	16.04	2,645	0.13	0.13	(0.04)	12
01/31/21	12.47	0.21	1.67	1.88	—	(0.07)	(0.07)	14.28	15.07	4,493	0.12	0.12	1.72	15
01/31/22	14.28	0.19	2.01	2.20	(0.19)	(0.27)	(0.46)	16.02	15.23	6,573	0.11	0.11	1.19	6
01/31/23	16.02	0.34	(1.39)	(1.05)	(0.24)	(0.41)	(0.65)	14.32	(6.13)	9,153	0.11	0.11	2.45	6
01/31/24	14.32	0.07	1.72	1.79	(0.27)	(0.72)	(0.99)	15.12	13.28	8,266	0.12	0.12	0.48	5
07/31/24@	15.12	(0.01)	1.86	1.85	—	—	—	16.97	12.24	9,554	0.11(6)	0.11(6)	(0.11)(6)	2
SA Index Allocation 90/10 Portfolio — Class 3
01/31/20	10.88	(0.04)	1.75	1.71	—	(0.12)	(0.12)	12.47	15.72	702,768	0.38	0.38	(0.31)	12
01/31/21	12.47	0.17	1.68	1.85	—	(0.07)	(0.07)	14.25	14.83	923,121	0.37	0.37	1.37	15
01/31/22	14.25	0.15	2.01	2.16	(0.17)	(0.27)	(0.44)	15.97	14.94	1,219,687	0.36	0.36	0.94	6
01/31/23	15.97	0.16	(1.24)	(1.08)	(0.21)	(0.41)	(0.62)	14.27	(6.40)	1,198,066	0.36	0.36	1.15	6
01/31/24	14.27	0.18	1.57	1.75	(0.24)	(0.72)	(0.96)	15.06	12.98	1,330,038	0.37	0.37	1.26	5
07/31/24@	15.06	(0.03)	1.86	1.83	—	—	—	16.89	12.15	1,444,766	0.36(6)	0.36(6)	(0.36)(6)	2

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Does not include underlying portfolio expenses that the Portfolio bears indirectly.
(4)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from the underlying funds in which the Portfolio invests.
(5)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(6)	Annualized
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA International Index Portfolio — Class 1
01/31/20	$10.31	$0.27	$0.84	$1.11	$(0.01)	$—	$(0.01)	$11.41	10.78%	$522,664	0.50%	0.51%	2.44%	12%
01/31/21	11.41	0.19	0.83	1.02	(0.24)	—	(0.24)	12.19	9.08	631,310	0.51	0.51	1.77	9
01/31/22	12.19	0.28	0.67	0.95	(0.18)	(0.03)	(0.21)	12.93	7.73	741,330	0.48	0.48	2.14	8
01/31/23	12.93	0.30	(0.83)	(0.53)	(0.29)	(0.03)	(0.32)	12.08	(3.60)	714,852	0.50	0.50	2.64	4
01/31/24	12.08	0.31	0.62	0.93	(0.30)	—	(0.30)	12.71	7.98	711,797	0.49	0.49	2.54	4
07/31/24@	12.71	0.23	0.87	1.10	—	—	—	13.81	8.65	736,708	0.49(4)	0.49(4)	3.41(4)	2
SA International Index Portfolio — Class 3
01/31/20	10.31	0.18	0.90	1.08	(0.01)	—	(0.01)	11.38	10.46	5,136	0.74	0.75	1.76	12
01/31/21	11.38	0.14	0.85	0.99	(0.23)	—	(0.23)	12.14	8.85	10,671	0.77	0.77	1.30	9
01/31/22	12.14	0.23	0.68	0.91	(0.17)	(0.03)	(0.20)	12.85	7.41	18,379	0.73	0.73	1.78	8
01/31/23	12.85	0.25	(0.80)	(0.55)	(0.28)	(0.03)	(0.31)	11.99	(3.88)	23,620	0.75	0.75	2.27	4
01/31/24	11.99	0.27	0.64	0.91	(0.28)	—	(0.28)	12.62	7.83	28,507	0.74	0.74	2.20	4
07/31/24@	12.62	0.21	0.86	1.07	—	—	—	13.69	8.48	31,355	0.74(4)	0.74(4)	3.16(4)	2
SA Invesco Growth Opportunities Portfolio — Class 1
01/31/20	8.81	(0.03)	1.27	1.24	—	(1.29)	(1.29)	8.76	14.74	152,418	0.80	0.80	(0.36)	81
01/31/21	8.76	(0.06)	4.98	4.92	—	(1.31)	(1.31)	12.37	58.68	215,397	0.79	0.79	(0.57)	58
01/31/22	12.37	(0.08)	(1.07)	(1.15)	—	(1.51)	(1.51)	9.71	(12.13)	152,667	0.78	0.78	(0.60)	39
01/31/23	9.71	(0.02)	(1.75)	(1.77)	—	(1.96)	(1.96)	5.98	(16.20)	110,756	0.80	0.80	(0.22)	58
01/31/24	5.98	(0.02)	0.20	0.18	—	—	—	6.16	3.01	136,790	0.81	0.81	(0.30)	68
07/31/24@	6.16	(0.01)	0.82	0.81	—	—	—	6.97	13.15	144,680	0.79(4)	0.79(4)	(0.37)(4)	27
SA Invesco Growth Opportunities Portfolio — Class 2
01/31/20	8.42	(0.05)	1.22	1.17	—	(1.29)	(1.29)	8.30	14.60	2,997	0.95	0.95	(0.51)	81
01/31/21	8.30	(0.07)	4.70	4.63	—	(1.31)	(1.31)	11.62	58.43	4,119	0.94	0.94	(0.72)	58
01/31/22	11.62	(0.09)	(0.98)	(1.07)	—	(1.51)	(1.51)	9.04	(12.22)	3,126	0.93	0.93	(0.75)	39
01/31/23	9.04	(0.03)	(1.64)	(1.67)	—	(1.96)	(1.96)	5.41	(16.29)	2,505	0.95	0.95	(0.37)	58
01/31/24	5.41	(0.02)	0.16	0.14	—	—	—	5.55	2.59	2,413	0.97	0.97	(0.44)	68
07/31/24@	5.55	(0.02)	0.75	0.73	—	—	—	6.28	13.15	2,477	0.94(4)	0.94(4)	(0.52)(4)	27
SA Invesco Growth Opportunities Portfolio — Class 3
01/31/20	8.19	(0.05)	1.18	1.13	—	(1.29)	(1.29)	8.03	14.52	144,121	1.05	1.05	(0.61)	81
01/31/21	8.03	(0.07)	4.53	4.46	—	(1.31)	(1.31)	11.18	58.28	162,516	1.04	1.04	(0.81)	58
01/31/22	11.18	(0.10)	(0.93)	(1.03)	—	(1.51)	(1.51)	8.64	(12.34)	149,304	1.03	1.03	(0.85)	39
01/31/23	8.64	(0.03)	(1.58)	(1.61)	—	(1.96)	(1.96)	5.07	(16.34)	145,543	1.05	1.05	(0.47)	58
01/31/24	5.07	(0.03)	0.16	0.13	—	—	—	5.20	2.56	143,182	1.07	1.07	(0.54)	68
07/31/24@	5.20	(0.02)	0.70	0.68	—	—	—	5.88	13.08	152,013	1.04(4)	1.04(4)	(0.62)(4)	27

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Janus Focused Growth Portfolio — Class 1
01/31/20	$13.87	$0.03	$3.87	$3.90	$(0.00)	$(0.84)	$(0.84)	$16.93	28.67%	$280,597	0.90%	0.80%	0.14%	37%
01/31/21	16.93	(0.02)	5.49	5.47	(0.01)	(1.40)	(1.41)	20.99	32.65	348,913	0.88	0.78	(0.12)	42
01/31/22	20.99	(0.06)	3.21	3.15	—	(2.42)	(2.42)	21.72	13.57	344,771	0.88	0.78	(0.26)	35
01/31/23	21.72	0.01	(4.97)	(4.96)	—	(3.75)	(3.75)	13.01	(20.35)	251,886	0.89	0.79	0.08	46
01/31/24	13.01	0.01	4.32	4.33	—	—	—	17.34	33.28	255,612	0.90	0.80	0.08	32
07/31/24@	17.34	0.00	2.59	2.59	—	—	—	19.93	14.94	243,084	0.89(4)	0.79(4)	0.01(4)	19
SA Janus Focused Growth Portfolio — Class 2
01/31/20	13.54	0.00	3.78	3.78	—	(0.84)	(0.84)	16.48	28.45	9,148	1.05	0.95	(0.01)	37
01/31/21	16.48	(0.05)	5.34	5.29	—	(1.40)	(1.40)	20.37	32.42	10,602	1.03	0.93	(0.27)	42
01/31/22	20.37	(0.10)	3.13	3.03	—	(2.42)	(2.42)	20.98	13.39	10,260	1.03	0.93	(0.41)	35
01/31/23	20.98	(0.01)	(4.82)	(4.83)	—	(3.75)	(3.75)	12.40	(20.45)	6,874	1.04	0.94	(0.07)	46
01/31/24	12.40	(0.01)	4.11	4.10	—	—	—	16.50	33.06	8,019	1.05	0.95	(0.08)	32
07/31/24@	16.50	(0.01)	2.46	2.45	—	—	—	18.95	14.85	8,663	1.04(4)	0.94(4)	(0.14)(4)	19
SA Janus Focused Growth Portfolio — Class 3
01/31/20	13.30	(0.01)	3.70	3.69	—	(0.84)	(0.84)	16.15	28.28	138,322	1.15	1.05	(0.11)	37
01/31/21	16.15	(0.07)	5.24	5.17	—	(1.40)	(1.40)	19.92	32.34	162,352	1.13	1.03	(0.37)	42
01/31/22	19.92	(0.12)	3.06	2.94	—	(2.42)	(2.42)	20.44	13.24	176,685	1.13	1.03	(0.51)	35
01/31/23	20.44	(0.02)	(4.71)	(4.73)	—	(3.75)	(3.75)	11.96	(20.51)	152,452	1.14	1.04	(0.16)	46
01/31/24	11.96	(0.02)	3.95	3.93	—	—	—	15.89	32.86	174,238	1.15	1.05	(0.18)	32
07/31/24@	15.89	(0.02)	2.38	2.36	—	—	—	18.25	14.85	181,684	1.14(4)	1.04(4)	(0.24)(4)	19
SA JPMorgan Diversified Balanced Portfolio — Class 1
01/31/20	18.39	0.40	1.76	2.16	(0.44)	(1.06)	(1.50)	19.05	11.94	71,644	0.72	0.65	2.07	124
01/31/21	19.05	0.25	2.42	2.67	(0.43)	(0.51)	(0.94)	20.78	14.25	74,003	0.85	0.79	1.32	114
01/31/22	20.78	0.25	1.49	1.74(5)	(0.15)	(1.05)	(1.20)	21.32	8.18	165,419	0.72	0.70	1.17	109(6)
01/31/23	21.32	0.31	(2.34)	(2.03)	(0.23)	(2.57)	(2.80)	16.49	(8.27)	132,303	0.71	0.71	1.68	73
01/31/24	16.49	0.33	1.26	1.59	(0.27)	—	(0.27)	17.81	9.81	127,180	0.72	0.72	1.97	74
07/31/24@	17.81	0.21	1.23	1.44	—	—	—	19.25	8.09	126,598	0.71(4)	0.69(4)	2.30(4)	41
SA JPMorgan Diversified Balanced Portfolio — Class 2
01/31/20	18.35	0.37	1.75	2.12	(0.40)	(1.06)	(1.46)	19.01	11.77	10,305	0.87	0.80	1.93	124
01/31/21	19.01	0.22	2.41	2.63	(0.40)	(0.51)	(0.91)	20.73	14.06	11,545	1.00	0.94	1.15	114
01/31/22	20.73	0.23	1.48	1.71(5)	(0.14)	(1.05)	(1.19)	21.25	8.02	21,160	0.86	0.84	1.04	109(6)
01/31/23	21.25	0.28	(2.34)	(2.06)	(0.20)	(2.57)	(2.77)	16.42	(8.41)	18,480	0.86	0.86	1.53	73
01/31/24	16.42	0.30	1.26	1.56	(0.24)	—	(0.24)	17.74	9.67	17,952	0.87	0.87	1.82	74
07/31/24@	17.74	0.20	1.21	1.41	—	—	—	19.15	7.95	17,605	0.86(4)	0.84(4)	2.15(4)	41
SA JPMorgan Diversified Balanced Portfolio — Class 3
01/31/20	18.27	0.34	1.74	2.08	(0.39)	(1.06)	(1.45)	18.90	11.60	202,789	0.97	0.90	1.81	124
01/31/21	18.90	0.20	2.41	2.61	(0.39)	(0.51)	(0.90)	20.61	14.00	227,445	1.10	1.04	1.05	114
01/31/22	20.61	0.21	1.47	1.68(5)	(0.12)	(1.05)	(1.17)	21.12	7.93	321,115	0.96	0.94	0.97	109(6)
01/31/23	21.12	0.26	(2.33)	(2.07)	(0.18)	(2.57)	(2.75)	16.30	(8.53)	288,124	0.96	0.96	1.43	73
01/31/24	16.30	0.28	1.26	1.54	(0.23)	—	(0.23)	17.61	9.57	294,516	0.97	0.97	1.72	74
07/31/24@	17.61	0.19	1.20	1.39	—	—	—	19.00	7.89	302,488	0.96(4)	0.94(4)	2.05(4)	41

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized
(5)	Includes the effect of a merger.
(6)	Excludes purchases/sales due to merger.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA JPMorgan Emerging Markets Portfolio — Class 1
01/31/20	$8.02	$0.17	$0.14	$0.31	$(0.25)	$—	$(0.25)	$8.08	3.84%	$86,133	1.30%	1.18%	2.05%	53%
01/31/21	8.08	0.11	2.15	2.26	(0.16)	—	(0.16)	10.18	28.27(4)	107,020	1.19	1.07	1.31	74
01/31/22	10.18	0.24	(0.58)	(0.34)	(0.18)	—	(0.18)	9.66	(3.39)	88,201	1.25	1.14	2.35	64
01/31/23	9.66	0.26	(2.05)	(1.79)	(0.23)	(0.06)	(0.29)	7.58	(18.05)	72,415	1.28	1.16	3.35	66
01/31/24	7.58	0.16	(0.33)	(0.17)	(0.29)	—	(0.29)	7.12	(2.03)	67,353	1.31	1.18	2.17	68
07/31/24@	7.12	0.15	0.95	1.10	—	—	—	8.22	15.45	70,495	1.29(5)	1.16(5)	3.74(5)	31
SA JPMorgan Emerging Markets Portfolio — Class 2
01/31/20	7.98	0.15	0.14	0.29	(0.23)	—	(0.23)	8.04	3.67	2,828	1.45	1.33	1.88	53
01/31/21	8.04	0.10	2.14	2.24	(0.15)	—	(0.15)	10.13	28.09(4)	3,371	1.34	1.22	1.15	74
01/31/22	10.13	0.22	(0.57)	(0.35)	(0.17)	—	(0.17)	9.61	(3.53)	3,141	1.40	1.29	2.09	64
01/31/23	9.61	0.23	(2.02)	(1.79)	(0.21)	(0.06)	(0.27)	7.55	(18.14)	2,426	1.43	1.31	3.01	66
01/31/24	7.55	0.15	(0.33)	(0.18)	(0.28)	—	(0.28)	7.09	(2.21)	2,111	1.46	1.33	2.04	68
07/31/24@	7.09	0.14	0.95	1.09	—	—	—	8.18	15.37	2,195	1.44(5)	1.31(5)	3.59(5)	31
SA JPMorgan Emerging Markets Portfolio — Class 3
01/31/20	7.91	0.15	0.14	0.29	(0.22)	—	(0.22)	7.98	3.74	125,014	1.55	1.43	1.83	53
01/31/21	7.98	0.09	2.11	2.20	(0.14)	—	(0.14)	10.04	27.82(4)	146,241	1.44	1.32	1.07	74
01/31/22	10.04	0.21	(0.57)	(0.36)	(0.16)	—	(0.16)	9.52	(3.64)	150,043	1.50	1.39	2.06	64
01/31/23	9.52	0.23	(2.01)	(1.78)	(0.20)	(0.06)	(0.26)	7.48	(18.18)	122,292	1.54	1.42	2.98	66
01/31/24	7.48	0.14	(0.32)	(0.18)	(0.28)	—	(0.28)	7.02	(2.33)	113,467	1.56	1.43	1.93	68
07/31/24@	7.02	0.14	0.93	1.07	—	—	—	8.09	15.24	119,077	1.54(5)	1.41(5)	3.50(5)	31
SA JPMorgan Equity-Income Portfolio — Class 1
01/31/20	33.47	0.76	5.13	5.89	(0.96)	(2.63)	(3.59)	35.77	17.88	821,452	0.58	0.58	2.10	18
01/31/21	35.77	0.71	0.18	0.89	(0.72)	(2.52)	(3.24)	33.42	2.68	838,072	0.57	0.57	2.20	30
01/31/22	33.42	0.69	8.63	9.32	(0.74)	(1.32)	(2.06)	40.68	27.93	926,960	0.57	0.57	1.75	19
01/31/23	40.68	0.80	(0.57)	0.23	(0.77)	(4.48)	(5.25)	35.66	1.26	779,389	0.57	0.57	2.09	10
01/31/24	35.66	0.73	(0.43)	0.30	(0.87)	(3.26)	(4.13)	31.83	1.99	626,754	0.58	0.58	2.20	13
07/31/24@	31.83	0.35	2.98	3.33	—	—	—	35.16	10.46	621,977	0.58(5)	0.58(5)	2.09(5)	9
SA JPMorgan Equity-Income Portfolio — Class 2
01/31/20	33.42	0.70	5.14	5.84	(0.90)	(2.63)	(3.53)	35.73	17.75	10,250	0.73	0.73	1.95	18
01/31/21	35.73	0.67	0.16	0.83	(0.66)	(2.52)	(3.18)	33.38	2.51	9,134	0.72	0.72	2.06	30
01/31/22	33.38	0.63	8.61	9.24	(0.69)	(1.32)	(2.01)	40.61	27.72	11,767	0.72	0.72	1.60	19
01/31/23	40.61	0.74	(0.56)	0.18	(0.71)	(4.48)	(5.19)	35.60	1.12	10,194	0.72	0.72	1.94	10
01/31/24	35.60	0.68	(0.43)	0.25	(0.81)	(3.26)	(4.07)	31.78	1.83	9,186	0.73	0.73	2.04	13
07/31/24@	31.78	0.32	2.98	3.30	—	—	—	35.08	10.38	9,800	0.73(5)	0.73(5)	1.93(5)	9
SA JPMorgan Equity-Income Portfolio — Class 3
01/31/20	33.26	0.66	5.12	5.78	(0.87)	(2.63)	(3.50)	35.54	17.63	237,776	0.83	0.83	1.85	18
01/31/21	35.54	0.62	0.16	0.78	(0.64)	(2.52)	(3.16)	33.16	2.37	255,619	0.82	0.82	1.94	30
01/31/22	33.16	0.59	8.57	9.16	(0.67)	(1.32)	(1.99)	40.33	27.65	326,372	0.82	0.82	1.50	19
01/31/23	40.33	0.70	(0.56)	0.14	(0.68)	(4.48)	(5.16)	35.31	1.02	321,279	0.82	0.82	1.85	10
01/31/24	35.31	0.64	(0.43)	0.21	(0.79)	(3.26)	(4.05)	31.47	1.71	334,321	0.83	0.83	1.94	13
07/31/24@	31.47	0.30	2.95	3.25	—	—	—	34.72	10.33	357,237	0.83(5)	0.83(5)	1.83(5)	9

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	The Portfolio’s performance figure was increased by 0.00% from gains on the disposal of investments in violation of investment restrictions.
(5)	Annualized
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA JPMorgan Global Equities Portfolio — Class 1
01/31/20	$18.91	$0.27	$1.41	$1.68	$(0.46)	$(1.61)	$(2.07)	$18.52	9.09%	$330,323	0.81%	0.81%	1.37%	66%
01/31/21	18.52	0.35	1.60	1.95	(0.27)	(0.50)	(0.77)	19.70	10.85	332,093	0.79	0.79	2.00	74
01/31/22	19.70	0.27	3.41	3.68	(0.39)	—	(0.39)	22.99	18.63	321,424	0.80	0.80	1.17	49
01/31/23	22.99	0.30	(2.10)	(1.80)	(0.37)	(3.62)	(3.99)	17.20	(5.92)	258,370	0.82	0.82	1.53	32
01/31/24	17.20	0.19	2.81	3.00	(0.28)	(0.62)	(0.90)	19.30	18.05	259,066	0.83	0.83	1.04	54
07/31/24@	19.30	0.13	2.87	3.00	—	—	—	22.30	15.54	278,988	0.81(4)	0.81(4)	1.23(4)	34
SA JPMorgan Global Equities Portfolio — Class 2
01/31/20	18.86	0.22	1.43	1.65	(0.42)	(1.61)	(2.03)	18.48	8.97	3,592	0.96	0.96	1.15	66
01/31/21	18.48	0.33	1.59	1.92	(0.24)	(0.50)	(0.74)	19.66	10.68	3,134	0.94	0.94	1.85	74
01/31/22	19.66	0.23	3.40	3.63	(0.36)	—	(0.36)	22.93	18.41	3,182	0.95	0.95	1.02	49
01/31/23	22.93	0.27	(2.09)	(1.82)	(0.33)	(3.62)	(3.95)	17.16	(6.06)	2,596	0.97	0.97	1.38	32
01/31/24	17.16	0.16	2.81	2.97	(0.25)	(0.62)	(0.87)	19.26	17.90	2,589	0.98	0.98	0.89	54
07/31/24@	19.26	0.11	2.86	2.97	—	—	—	22.23	15.42	2,778	0.96(4)	0.96(4)	1.09(4)	34
SA JPMorgan Global Equities Portfolio — Class 3
01/31/20	18.74	0.19	1.44	1.63	(0.41)	(1.61)	(2.02)	18.35	8.89	36,256	1.06	1.06	1.03	66
01/31/21	18.35	0.30	1.58	1.88	(0.23)	(0.50)	(0.73)	19.50	10.53	40,619	1.04	1.04	1.73	74
01/31/22	19.50	0.20	3.38	3.58	(0.35)	—	(0.35)	22.73	18.32	52,707	1.05	1.05	0.90	49
01/31/23	22.73	0.24	(2.07)	(1.83)	(0.32)	(3.62)	(3.94)	16.96	(6.19)	48,427	1.07	1.07	1.26	32
01/31/24	16.96	0.14	2.78	2.92	(0.23)	(0.62)	(0.85)	19.03	17.84	53,419	1.08	1.08	0.78	54
07/31/24@	19.03	0.10	2.83	2.93	—	—	—	21.96	15.40	56,657	1.06(4)	1.06(4)	0.99(4)	34
SA JPMorgan Large Cap Core Portfolio — Class 1
01/31/20	21.10	0.23	4.12	4.35	(0.29)	(2.60)	(2.89)	22.56	21.35	323,843	0.79	0.79	1.00	39
01/31/21	22.56	0.19	2.72	2.91	(0.25)	(1.61)	(1.86)	23.61	13.19	345,113	0.77	0.76	0.88	52
01/31/22	23.61	0.15	4.75	4.90	(0.18)	(1.24)	(1.42)	27.09	20.40	393,771	0.76	0.71	0.55	52
01/31/23	27.09	0.15	(3.51)	(3.36)	(0.24)	(5.56)	(5.80)	17.93	(10.40)	301,022	0.78	0.73	0.66	62
01/31/24	17.93	0.16	3.76	3.92	(0.15)	(0.63)	(0.78)	21.07	22.35	302,716	0.81	0.75	0.83	118
07/31/24@	21.07	0.06	3.33	3.39	—	—	—	24.46	16.09	355,420	0.78(4)	0.71(4)	0.53(4)	32
SA JPMorgan Large Cap Core Portfolio — Class 2
01/31/20	21.09	0.20	4.12	4.32	(0.25)	(2.60)	(2.85)	22.56	21.20	3,507	0.94	0.94	0.87	39
01/31/21	22.56	0.16	2.71	2.87	(0.21)	(1.61)	(1.82)	23.61	13.02	3,673	0.92	0.91	0.74	52
01/31/22	23.61	0.11	4.74	4.85	(0.14)	(1.24)	(1.38)	27.08	20.20	3,636	0.91	0.86	0.41	52
01/31/23	27.08	0.11	(3.49)	(3.38)	(0.20)	(5.56)	(5.76)	17.94	(10.52)	3,010	0.93	0.88	0.51	62
01/31/24	17.94	0.13	3.76	3.89	(0.12)	(0.63)	(0.75)	21.08	22.15	3,275	0.96	0.90	0.67	118
07/31/24@	21.08	0.04	3.34	3.38	—	—	—	24.46	16.03	3,559	0.93(4)	0.86(4)	0.38(4)	32
SA JPMorgan Large Cap Core Portfolio — Class 3
01/31/20	21.00	0.17	4.10	4.27	(0.23)	(2.60)	(2.83)	22.44	21.05	101,676	1.04	1.04	0.76	39
01/31/21	22.44	0.14	2.69	2.83	(0.19)	(1.61)	(1.80)	23.47	12.90	108,689	1.02	1.01	0.63	52
01/31/22	23.47	0.08	4.72	4.80	(0.12)	(1.24)	(1.36)	26.91	20.11	118,427	1.01	0.96	0.31	52
01/31/23	26.91	0.09	(3.48)	(3.39)	(0.17)	(5.56)	(5.73)	17.79	(10.61)	104,992	1.03	0.98	0.40	62
01/31/24	17.79	0.11	3.72	3.83	(0.10)	(0.63)	(0.73)	20.89	21.99	115,796	1.06	1.00	0.57	118
07/31/24@	20.89	0.03	3.31	3.34	—	—	—	24.23	15.99	123,389	1.03(4)	0.96(4)	0.28(4)	32

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA JPMorgan MFS Core Bond Portfolio — Class 1
01/31/20	$8.79	$0.25	$0.65	$0.90	$(0.28)	$—	$(0.28)	$9.41	10.32%	$1,085,375	0.63%	0.53%	2.72%	61%
01/31/21	9.41	0.21	0.31	0.52	(0.26)	—	(0.26)	9.67	5.53(2)	1,058,040	0.64	0.54	2.18	98
01/31/22	9.67	0.18	(0.40)	(0.22)	(0.25)	(0.08)	(0.33)	9.12	(2.34)(2)	1,068,190	0.63	0.53	1.90	115
01/31/23	9.12	0.22	(0.98)	(0.76)	(0.21)	—	(0.21)	8.15	(8.17)	896,640	0.63	0.53	2.67	82
01/31/24	8.15	0.30	(0.08)	0.22	(0.24)	—	(0.24)	8.13	2.88	874,967	0.64	0.54	3.72	43
07/31/24@	8.13	0.16	0.03	0.19	—	—	—	8.32	2.34	935,234	0.63(4)	0.53(4)	3.95(4)	31
SA JPMorgan MFS Core Bond Portfolio — Class 2
01/31/20	8.76	0.24	0.64	0.88	(0.26)	—	(0.26)	9.38	10.18	7,594	0.78	0.68	2.57	61
01/31/21	9.38	0.19	0.31	0.50	(0.24)	—	(0.24)	9.64	5.40(2)	7,951	0.79	0.69	2.03	98
01/31/22	9.64	0.17	(0.41)	(0.24)	(0.23)	(0.08)	(0.31)	9.09	(2.50)(2)	7,289	0.78	0.68	1.75	115
01/31/23	9.09	0.21	(0.98)	(0.77)	(0.19)	—	(0.19)	8.13	(8.29)	5,268	0.78	0.68	2.49	82
01/31/24	8.13	0.29	(0.08)	0.21	(0.23)	—	(0.23)	8.11	2.72	5,479	0.79	0.69	3.58	43
07/31/24@	8.11	0.15	0.03	0.18	—	—	—	8.29	2.22	5,163	0.78(4)	0.68(4)	3.80(4)	31
SA JPMorgan MFS Core Bond Portfolio — Class 3
01/31/20	8.70	0.22	0.65	0.87	(0.26)	—	(0.26)	9.31	10.03	935,477	0.88	0.78	2.47	61
01/31/21	9.31	0.18	0.31	0.49	(0.23)	—	(0.23)	9.57	5.34(2)	982,225	0.89	0.79	1.93	98
01/31/22	9.57	0.15	(0.39)	(0.24)	(0.23)	(0.08)	(0.31)	9.02	(2.58)(2)	991,411	0.88	0.78	1.65	115
01/31/23	9.02	0.20	(0.98)	(0.78)	(0.18)	—	(0.18)	8.06	(8.46)	812,464	0.88	0.78	2.41	82
01/31/24	8.06	0.28	(0.08)	0.20	(0.22)	—	(0.22)	8.04	2.64	832,500	0.89	0.79	3.47	43
07/31/24@	8.04	0.15	0.03	0.18	—	—	—	8.22	2.24	849,884	0.88(4)	0.78(4)	3.70(4)	31
SA JPMorgan Mid-Cap Growth Portfolio — Class 1
01/31/20	17.22	(0.04)	4.77	4.73	—	(1.70)	(1.70)	20.25	28.33	235,464	0.81	0.81	(0.23)	43
01/31/21	20.25	(0.08)	8.65	8.57	(0.04)	(2.94)	(2.98)	25.84	43.80	274,202	0.80	0.80	(0.34)	64
01/31/22	25.84	(0.12)	(0.09)	(0.21)(5)	—	(3.16)	(3.16)	22.47	(2.91)(2)	307,277	0.79	0.79	(0.44)	81(6)
01/31/23	22.47	(0.06)	(2.71)	(2.77)	—	(4.86)	(4.86)	14.84	(9.72)	247,991	0.80	0.79	(0.32)	42
01/31/24	14.84	(0.04)	2.20	2.16	—	—	—	17.00	14.56	245,624	0.80	0.79	(0.29)	49
07/31/24@	17.00	(0.03)	0.76	0.73	—	—	—	17.73	4.29	242,617	0.79(4)	0.79(4)	(0.28)(4)	35
SA JPMorgan Mid-Cap Growth Portfolio — Class 2
01/31/20	16.56	(0.07)	4.58	4.51	—	(1.70)	(1.70)	19.37	28.12	15,345	0.96	0.96	(0.38)	43
01/31/21	19.37	(0.11)	8.26	8.15	(0.01)	(2.94)	(2.95)	24.57	43.59	18,887	0.95	0.95	(0.49)	64
01/31/22	24.57	(0.15)	(0.06)	(0.21)(5)	—	(3.16)	(3.16)	21.20	(3.07)	19,013	0.94	0.94	(0.59)	81(6)
01/31/23	21.20	(0.08)	(2.59)	(2.67)	—	(4.86)	(4.86)	13.67	(9.84)	14,834	0.95	0.94	(0.48)	42
01/31/24	13.67	(0.06)	2.02	1.96	—	—	—	15.63	14.34	14,557	0.95	0.94	(0.44)	49
07/31/24@	15.63	(0.04)	0.71	0.67	—	—	—	16.30	4.29	13,948	0.94(4)	0.94(4)	(0.43)(4)	35
SA JPMorgan Mid-Cap Growth Portfolio — Class 3
01/31/20	16.17	(0.08)	4.45	4.37	—	(1.70)	(1.70)	18.84	27.94	168,978	1.06	1.06	(0.48)	43
01/31/21	18.84	(0.12)	8.02	7.90	—	(2.94)	(2.94)	23.80	43.49	225,018	1.05	1.05	(0.59)	64
01/31/22	23.80	(0.17)	(0.04)	(0.21)(5)	—	(3.16)	(3.16)	20.43	(3.17)	361,316	1.04	1.04	(0.69)	81(6)
01/31/23	20.43	(0.09)	(2.52)	(2.61)	—	(4.86)	(4.86)	12.96	(9.93)	347,093	1.05	1.04	(0.57)	42
01/31/24	12.96	(0.07)	1.91	1.84	—	—	—	14.80	14.20	382,722	1.05	1.04	(0.54)	49
07/31/24@	14.80	(0.04)	0.67	0.63	—	—	—	15.43	4.26	398,491	1.04(4)	1.04(4)	(0.53)(4)	35

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized
(5)	Includes the effect of a merger.
(6)	Excludes purchases/sales due to merger.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA JPMorgan Ultra-Short Bond Portfolio — Class 1^
01/31/20	$10.64	$0.20	$0.02	$0.22	$(0.21)	$—	$(0.21)	$10.65	2.08%	$170,367	0.51%	0.51%	1.85%	35%(4)
01/31/21	10.65	0.02	(0.01)	0.01	(0.17)	—	(0.17)	10.49	0.11	142,266	0.51	0.51	0.20	110
01/31/22	10.49	(0.03)	(0.06)	(0.09)	(0.01)	—	(0.01)	10.39	(0.90)	128,627	0.50	0.50	(0.32)	110
01/31/23	10.39	0.12	(0.20)	(0.08)	—	—	—	10.31	(0.77)	140,713	0.51	0.51	1.14	115
01/31/24	10.31	0.35	0.12	0.47	(0.12)	—	(0.12)	10.66	4.62	119,860	0.51	0.51	3.29	47
07/31/24@	10.66	0.27	0.03	0.30	—	—	—	10.96	2.81	113,579	0.53(5)	0.53(5)	4.94(5)	80
SA JPMorgan Ultra-Short Bond Portfolio — Class 2^
01/31/20	10.51	0.18	0.02	0.20	(0.19)	—	(0.19)	10.52	1.95	14,150	0.66	0.66	1.69	35(4)
01/31/21	10.52	0.00	(0.00)	(0.00)	(0.16)	—	(0.16)	10.36	(0.03)	14,805	0.66	0.66	0.01	110
01/31/22	10.36	(0.05)	(0.06)	(0.11)	—	—	—	10.25	(1.06)	12,729	0.65	0.65	(0.46)	110
01/31/23	10.25	0.09	(0.18)	(0.09)	—	—	—	10.16	(0.88)	10,969	0.66	0.66	0.91	115
01/31/24	10.16	0.33	0.13	0.46	(0.11)	—	(0.11)	10.51	4.50	9,678	0.66	0.66	3.15	47
07/31/24@	10.51	0.25	0.03	0.28	—	—	—	10.79	2.66	9,927	0.68(5)	0.68(5)	4.80(5)	80
SA JPMorgan Ultra-Short Bond Portfolio — Class 3^
01/31/20	10.42	0.17	0.02	0.19	(0.19)	—	(0.19)	10.42	1.80	190,713	0.76	0.76	1.58	35(4)
01/31/21	10.42	(0.01)	(0.00)	(0.01)	(0.15)	—	(0.15)	10.26	(0.08)	233,226	0.76	0.76	(0.11)	110
01/31/22	10.26	(0.06)	(0.05)	(0.11)	—	—	—	10.15	(1.07)	227,418	0.75	0.75	(0.56)	110
01/31/23	10.15	0.09	(0.20)	(0.11)	—	—	—	10.04	(1.08)	236,563	0.76	0.76	0.87	115
01/31/24	10.04	0.31	0.13	0.44	(0.10)	—	(0.10)	10.38	4.38	228,009	0.76	0.76	3.07	47
07/31/24@	10.38	0.25	0.03	0.28	—	—	—	10.66	2.70	224,138	0.78(5)	0.78(5)	4.70(5)	80
SA Large Cap Growth Index Portfolio — Class 1
01/31/20	15.45	0.20	3.53	3.73	(0.01)	(0.01)	(0.02)	19.16	24.10	271,291	0.40	0.35	1.15	33
01/31/21	19.16	0.15	5.40	5.55	(0.26)	(0.51)	(0.77)	23.94	29.12	295,788	0.36	0.35	0.73	32
01/31/22	23.94	0.10	5.09	5.19	(0.17)	(1.56)	(1.73)	27.40	21.21	300,040	0.36	0.35	0.38	31
01/31/23	27.40	0.14	(5.58)	(5.44)	(0.10)	(3.27)	(3.37)	18.59	(18.85)	241,019	0.37	0.35	0.64	39
01/31/24	18.59	0.19	4.57	4.76	(0.10)	(0.49)	(0.59)	22.76	25.99	435,365	0.37	0.35	0.90	55
07/31/24@	22.76	0.04	4.13	4.17	—	—	—	26.93	18.32(6)	497,392	0.36(5)	0.35(5)	0.33(5)	12
SA Large Cap Growth Index Portfolio — Class 3
01/31/20	15.45	0.14	3.54	3.68	(0.00)	(0.01)	(0.01)	19.12	23.81	7,134	0.67	0.60	0.85	33
01/31/21	19.12	0.09	5.38	5.47	(0.21)	(0.51)	(0.72)	23.87	28.79	16,655	0.60	0.60	0.45	32
01/31/22	23.87	0.03	5.08	5.11	(0.15)	(1.56)	(1.71)	27.27	20.91	31,767	0.61	0.60	0.11	31
01/31/23	27.27	0.09	(5.56)	(5.47)	(0.06)	(3.27)	(3.33)	18.47	(19.07)	38,667	0.62	0.60	0.40	39
01/31/24	18.47	0.14	4.54	4.68	(0.06)	(0.49)	(0.55)	22.60	25.70	52,268	0.62	0.60	0.66	55
07/31/24@	22.60	0.01	4.10	4.11	—	—	—	26.71	18.19(6)	63,256	0.61(5)	0.60(5)	0.08(5)	12

@	Unaudited
^	See Note 1
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Portfolio Turnover as previously disclosed in the January 31, 2020, 2019 and 2018 financial statements has been corrected to exclude the impact of purchases and sales of short-term securities.
(5)	Annualized
(6)	The Portfolio’s performance figure was increased by 0.13% from reimbursement of an investment violation. (See Note 5)
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Large Cap Index Portfolio — Class 1
01/31/20	$21.60	$0.39	$4.17	$4.56	$(0.01)	$(0.06)	$(0.07)	$26.09	21.14%	$2,512,185	0.43%	0.31%	1.62%	3%
01/31/21	26.09	0.43	3.95	4.38	(0.43)	(0.40)	(0.83)	29.64	16.92	2,910,408	0.41	0.27	1.65	7
01/31/22	29.64	0.38	6.45	6.83	(0.46)	(0.59)	(1.05)	35.42	22.92	3,318,184	0.39	0.25	1.10	9
01/31/23	35.42	0.43	(3.62)	(3.19)	(0.41)	(1.85)	(2.26)	29.97	(8.43)	2,773,017	0.40	0.26	1.35	2
01/31/24	29.97	0.43	5.49	5.92	(0.45)	(1.32)	(1.77)	34.12	20.44	2,999,320	0.41	0.27	1.36	2
07/31/24@	34.12	0.21	4.78	4.99	—	—	—	39.11	14.62	3,200,530	0.40(4)	0.26(4)	1.16(4)	1
SA Large Cap Index Portfolio — Class 3
01/31/20	21.61	0.32	4.18	4.50	(0.00)	(0.06)	(0.06)	26.05	20.86	21,992	0.68	0.56	1.36	3
01/31/21	26.05	0.36	3.94	4.30	(0.39)	(0.40)	(0.79)	29.56	16.64	35,693	0.66	0.52	1.38	7
01/31/22	29.56	0.29	6.44	6.73	(0.43)	(0.59)	(1.02)	35.27	22.62	71,748	0.64	0.50	0.84	9
01/31/23	35.27	0.34	(3.60)	(3.26)	(0.35)	(1.85)	(2.20)	29.81	(8.68)	81,202	0.66	0.52	1.10	2
01/31/24	29.81	0.35	5.46	5.81	(0.39)	(1.32)	(1.71)	33.91	20.15	108,260	0.66	0.52	1.10	2
07/31/24@	33.91	0.17	4.74	4.91	—	—	—	38.82	14.48	117,040	0.65(4)	0.51(4)	0.91(4)	1
SA Large Cap Value Index Portfolio — Class 1
01/31/20	14.94	0.36	2.33	2.69	(0.01)	(0.01)	(0.02)	17.61	18.00	268,749	0.40	0.35	2.21	38
01/31/21	17.61	0.45	(0.09)	0.36	(0.36)	(1.48)	(1.84)	16.13	2.41	285,441	0.37	0.35	2.85	29
01/31/22	16.13	0.33	3.59	3.92	(0.44)	(0.24)	(0.68)	19.37	24.29(2)	319,358	0.36	0.35	1.73	36
01/31/23	19.37	0.34	0.01	0.35	(0.35)	(1.48)	(1.83)	17.89	2.74	284,161	0.36	0.35	1.89	42
01/31/24	17.89	0.30	2.01	2.31	(0.29)	(1.54)	(1.83)	18.37	14.15	397,683	0.37	0.35	1.67	51
07/31/24@	18.37	0.19	1.70	1.89	—	—	—	20.26	10.29	444,133	0.36(4)	0.35(4)	1.96(4)	7
SA Large Cap Value Index Portfolio — Class 3
01/31/20	14.96	0.30	2.35	2.65	(0.00)	(0.01)	(0.01)	17.60	17.74	5,985	0.65	0.60	1.90	38
01/31/21	17.60	0.39	(0.08)	0.31	(0.35)	(1.48)	(1.83)	16.08	2.10	12,905	0.62	0.60	2.57	29
01/31/22	16.08	0.27	3.60	3.87	(0.43)	(0.24)	(0.67)	19.28	24.03(2)	31,593	0.61	0.60	1.46	36
01/31/23	19.28	0.29	(0.00)	0.29	(0.32)	(1.48)	(1.80)	17.77	2.45	47,147	0.61	0.60	1.63	42
01/31/24	17.77	0.26	1.99	2.25	(0.25)	(1.54)	(1.79)	18.23	13.93	59,548	0.62	0.60	1.44	51
07/31/24@	18.23	0.16	1.69	1.85	—	—	—	20.08	10.15	68,773	0.61(4)	0.60(4)	1.71(4)	7

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA MFS Blue Chip Growth Portfolio — Class 1
01/31/20	$12.56	$0.08	$2.67	$2.75	$(0.09)	$(1.49)	$(1.58)	$13.73	22.80%	$577,795	0.69%	0.69%	0.59%	53%
01/31/21	13.73	0.04	3.80	3.84	(0.09)	(1.39)	(1.48)	16.09	28.66	572,522	0.68	0.68	0.25	60
01/31/22	16.09	0.01	3.20	3.21	(0.04)	(2.06)	(2.10)	17.20	19.12	560,053	0.68	0.68	0.06	49
01/31/23	17.20	0.07	(3.42)	(3.35)	—	(2.97)	(2.97)	10.88	(17.83)	456,948	0.70	0.70	0.50	52
01/31/24	10.88	0.01	3.69	3.70	(0.06)	(0.22)	(0.28)	14.30	34.36	450,389	0.70	0.70	0.12	43
07/31/24@	14.30	0.00	2.57	2.57	—	—	—	16.87	17.97	456,615	0.69(4)	0.69(4)	0.06(4)	20
SA MFS Blue Chip Growth Portfolio — Class 2
01/31/20	12.51	0.06	2.66	2.72	(0.06)	(1.49)	(1.55)	13.68	22.68	3,204	0.84	0.84	0.44	53
01/31/21	13.68	0.01	3.78	3.79	(0.07)	(1.39)	(1.46)	16.01	28.35	3,584	0.83	0.83	0.10	60
01/31/22	16.01	(0.02)	3.19	3.17	(0.01)	(2.06)	(2.07)	17.11	19.01	3,599	0.83	0.83	(0.09)	49
01/31/23	17.11	0.05	(3.40)	(3.35)	—	(2.97)	(2.97)	10.79	(17.93)	2,693	0.84	0.84	0.34	52
01/31/24	10.79	(0.01)	3.66	3.65	(0.05)	(0.22)	(0.27)	14.17	34.08	3,117	0.85	0.85	(0.04)	43
07/31/24@	14.17	(0.01)	2.55	2.54	—	—	—	16.71	17.93	3,460	0.84(4)	0.84(4)	(0.09)(4)	20
SA MFS Blue Chip Growth Portfolio — Class 3
01/31/20	12.43	0.04	2.64	2.68	(0.05)	(1.49)	(1.54)	13.57	22.49	135,148	0.94	0.94	0.34	53
01/31/21	13.57	0.00	3.75	3.75	(0.06)	(1.39)	(1.45)	15.87	28.26	157,366	0.93	0.93	0.00	60
01/31/22	15.87	(0.04)	3.16	3.12	(0.00)	(2.06)	(2.06)	16.93	18.85	179,000	0.93	0.93	(0.20)	49
01/31/23	16.93	0.03	(3.36)	(3.33)	—	(2.97)	(2.97)	10.63	(18.01)	165,104	0.95	0.95	0.25	52
01/31/24	10.63	(0.02)	3.61	3.59	(0.04)	(0.22)	(0.26)	13.96	34.01	195,497	0.95	0.95	(0.14)	43
07/31/24@	13.96	(0.01)	2.50	2.49	—	—	—	16.45	17.84	210,067	0.94(4)	0.94(4)	(0.19)(4)	20
SA MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/20	22.40	0.19	4.40	4.59	(0.23)	(2.90)	(3.13)	23.86	21.17	635,910	0.71	0.71	0.76	16
01/31/21	23.86	0.18	2.99	3.17	(0.17)	(2.17)	(2.34)	24.69	13.62	688,586	0.71	0.70	0.75	20
01/31/22	24.69	0.17	5.30	5.47	(0.20)	(1.16)	(1.36)	28.80	21.89	713,950	0.71	0.67	0.58	18
01/31/23	28.80	0.20	(2.79)	(2.59)	(0.31)	(5.46)	(5.77)	20.44	(7.16)	595,459	0.71	0.67	0.82	10
01/31/24	20.44	0.17	2.61	2.78	(0.19)	(1.83)	(2.02)	21.20	14.72	572,701	0.72	0.68	0.83	22
07/31/24@	21.20	0.08	2.87	2.95	—	—	—	24.15	13.92	555,929	0.71(4)	0.67(4)	0.66(4)	11
SA MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/20	22.42	0.15	4.40	4.55	(0.19)	(2.90)	(3.09)	23.88	20.94	8,180	0.86	0.86	0.61	16
01/31/21	23.88	0.14	3.00	3.14	(0.13)	(2.17)	(2.30)	24.72	13.47	7,682	0.86	0.85	0.61	20
01/31/22	24.72	0.11	5.32	5.43	(0.16)	(1.16)	(1.32)	28.83	21.72	8,016	0.86	0.82	0.40	18
01/31/23	28.83	0.16	(2.80)	(2.64)	(0.26)	(5.46)	(5.72)	20.47	(7.35)	6,499	0.86	0.82	0.67	10
01/31/24	20.47	0.14	2.62	2.76	(0.15)	(1.83)	(1.98)	21.25	14.59	6,307	0.87	0.83	0.68	22
07/31/24@	21.25	0.06	2.88	2.94	—	—	—	24.19	13.84	6,980	0.86(4)	0.82(4)	0.51(4)	11
SA MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/20	22.29	0.12	4.38	4.50	(0.16)	(2.90)	(3.06)	23.73	20.85	364,762	0.96	0.96	0.51	16
01/31/21	23.73	0.12	2.97	3.09	(0.10)	(2.17)	(2.27)	24.55	13.37	368,899	0.96	0.95	0.51	20
01/31/22	24.55	0.08	5.28	5.36	(0.13)	(1.16)	(1.29)	28.62	21.60	375,411	0.96	0.92	0.27	18
01/31/23	28.62	0.14	(2.78)	(2.64)	(0.23)	(5.46)	(5.69)	20.29	(7.43)	317,849	0.96	0.92	0.57	10
01/31/24	20.29	0.12	2.60	2.72	(0.13)	(1.83)	(1.96)	21.05	14.51	311,148	0.97	0.93	0.59	22
07/31/24@	21.05	0.05	2.84	2.89	—	—	—	23.94	13.73	312,008	0.96(4)	0.92(4)	0.41(4)	11

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA MFS Total Return Portfolio — Class 1
01/31/20	$17.81	$0.38	$2.05	$2.43	$(0.46)	$(0.60)	$(1.06)	$19.18	13.79%	$160,743	0.71%	0.71%	1.99%	29%
01/31/21	19.18	0.33	1.39	1.72	(0.39)	(0.59)	(0.98)	19.92	9.12	156,898	0.71	0.71	1.72	39
01/31/22	19.92	0.27	2.23	2.50	(0.33)	(1.15)	(1.48)	20.94	12.43	157,462	0.70	0.70	1.27	27
01/31/23	20.94	0.35	(1.30)	(0.95)	(0.31)	(1.81)	(2.12)	17.87	(3.73)	134,358	0.71	0.71	1.82	29
01/31/24	17.87	0.42	0.39	0.81	(0.35)	(0.60)	(0.95)	17.73	5.04	127,041	0.72	0.72	2.38	23
07/31/24@	17.73	0.23	1.22	1.45	—	—	—	19.18	8.18	126,754	0.71(4)	0.71(4)	2.48(4)	14
SA MFS Total Return Portfolio — Class 2
01/31/20	17.83	0.35	2.05	2.40	(0.43)	(0.60)	(1.03)	19.20	13.58	22,761	0.86	0.86	1.84	29
01/31/21	19.20	0.30	1.40	1.70	(0.36)	(0.59)	(0.95)	19.95	8.99	22,123	0.86	0.86	1.57	39
01/31/22	19.95	0.24	2.22	2.46	(0.30)	(1.15)	(1.45)	20.96	12.20	21,897	0.85	0.85	1.12	27
01/31/23	20.96	0.32	(1.28)	(0.96)	(0.28)	(1.81)	(2.09)	17.91	(3.82)	18,531	0.86	0.86	1.67	29
01/31/24	17.91	0.39	0.39	0.78	(0.32)	(0.60)	(0.92)	17.77	4.84	17,366	0.87	0.87	2.23	23
07/31/24@	17.77	0.21	1.23	1.44	—	—	—	19.21	8.10	17,519	0.86(4)	0.86(4)	2.33(4)	14
SA MFS Total Return Portfolio — Class 3
01/31/20	17.77	0.33	2.03	2.36	(0.41)	(0.60)	(1.01)	19.12	13.43	325,537	0.96	0.96	1.73	29
01/31/21	19.12	0.27	1.41	1.68	(0.35)	(0.59)	(0.94)	19.86	8.90	346,502	0.96	0.96	1.46	39
01/31/22	19.86	0.22	2.21	2.43	(0.28)	(1.15)	(1.43)	20.86	12.13	383,906	0.95	0.95	1.01	27
01/31/23	20.86	0.30	(1.29)	(0.99)	(0.26)	(1.81)	(2.07)	17.80	(3.99)	350,201	0.96	0.96	1.57	29
01/31/24	17.80	0.37	0.41	0.78	(0.31)	(0.60)	(0.91)	17.67	4.83	347,038	0.97	0.97	2.13	23
07/31/24@	17.67	0.20	1.21	1.41	—	—	—	19.08	7.98	360,095	0.96(4)	0.96(4)	2.22(4)	14
SA Mid Cap Index Portfolio — Class 1
01/31/20	10.48	0.13	0.99	1.12	—	(0.02)	(0.02)	11.58	10.69	283,945	0.40	0.40	1.16	13
01/31/21	11.58	0.12	1.93	2.05	(0.13)	(0.11)	(0.24)	13.39	17.90	352,306	0.36	0.36	1.05	23
01/31/22	13.39	0.12	1.76	1.88	(0.11)	(0.68)	(0.79)	14.48	13.55	394,230	0.36	0.36	0.81	20
01/31/23	14.48	0.15	0.01	0.16	(0.12)	(0.94)	(1.06)	13.58	1.93	380,657	0.36	0.36	1.14	11
01/31/24	13.58	0.16	0.36	0.52	(0.16)	(0.33)	(0.49)	13.61	4.33	373,134	0.37	0.37	1.24	19
07/31/24@	13.61	0.09	1.83	1.92	—	—	—	15.53	14.11	414,952	0.36(4)	0.36(4)	1.24(4)	10
SA Mid Cap Index Portfolio — Class 3
01/31/20	10.47	0.10	0.99	1.09	—	(0.02)	(0.02)	11.54	10.42	10,248	0.65	0.65	0.90	13
01/31/21	11.54	0.08	1.94	2.02	(0.12)	(0.11)	(0.23)	13.33	17.70	23,546	0.61	0.61	0.78	23
01/31/22	13.33	0.08	1.75	1.83	(0.10)	(0.68)	(0.78)	14.38	13.22	48,587	0.61	0.61	0.56	20
01/31/23	14.38	0.12	0.01	0.13	(0.10)	(0.94)	(1.04)	13.47	1.69	61,744	0.61	0.61	0.90	11
01/31/24	13.47	0.13	0.36	0.49	(0.14)	(0.33)	(0.47)	13.49	4.08	73,355	0.62	0.62	0.99	19
07/31/24@	13.49	0.07	1.81	1.88	—	—	—	15.37	13.94	83,835	0.61(4)	0.61(4)	0.99(4)	10

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Morgan Stanley International Equities Portfolio — Class 1
01/31/20	$9.53	$0.20	$0.95	$1.15	$(0.26)	$(0.40)	$(0.66)	$10.02	12.19%	$315,398	0.89%	0.89%	1.93%	20%
01/31/21	10.02	0.14	0.93	1.07	(0.19)	(0.16)	(0.35)	10.74	10.84	333,985	0.89	0.88	1.39	23
01/31/22	10.74	0.22	0.30	0.52	(0.14)	—	(0.14)	11.12	4.80	283,663	0.89	0.84	1.91	24
01/31/23	11.12	0.16	(0.84)	(0.68)	(0.28)	(1.05)	(1.33)	9.11	(3.78)	236,933	0.91	0.86	1.65	36
01/31/24	9.11	0.16	0.29	0.45	(0.14)	—	(0.14)	9.42	5.11	228,422	0.91	0.86	1.73	31
07/31/24@	9.42	0.12	0.66	0.78	—	—	—	10.20	8.28	229,846	0.90(4)	0.85(4)	2.37(4)	22
SA Morgan Stanley International Equities Portfolio — Class 2
01/31/20	9.49	0.18	0.96	1.14	(0.25)	(0.40)	(0.65)	9.98	12.04	9,014	1.04	1.04	1.76	20
01/31/21	9.98	0.12	0.92	1.04	(0.17)	(0.16)	(0.33)	10.69	10.60	8,709	1.04	1.03	1.26	23
01/31/22	10.69	0.20	0.30	0.50	(0.12)	—	(0.12)	11.07	4.68	8,577	1.04	0.99	1.71	24
01/31/23	11.07	0.14	(0.83)	(0.69)	(0.26)	(1.05)	(1.31)	9.07	(3.95)	6,487	1.06	1.01	1.52	36
01/31/24	9.07	0.15	0.29	0.44	(0.13)	—	(0.13)	9.38	4.95	5,760	1.06	1.01	1.59	31
07/31/24@	9.38	0.11	0.66	0.77	—	—	—	10.15	8.21	5,770	1.05(4)	1.00(4)	2.23(4)	22
SA Morgan Stanley International Equities Portfolio — Class 3
01/31/20	9.47	0.16	0.97	1.13	(0.24)	(0.40)	(0.64)	9.96	11.97	130,870	1.14	1.14	1.65	20
01/31/21	9.96	0.11	0.91	1.02	(0.16)	(0.16)	(0.32)	10.66	10.43	135,498	1.14	1.13	1.14	23
01/31/22	10.66	0.18	0.32	0.50	(0.12)	—	(0.12)	11.04	4.61	144,053	1.14	1.09	1.59	24
01/31/23	11.04	0.13	(0.83)	(0.70)	(0.25)	(1.05)	(1.30)	9.04	(4.04)	120,600	1.16	1.11	1.39	36
01/31/24	9.04	0.13	0.30	0.43	(0.12)	—	(0.12)	9.35	4.86	112,574	1.16	1.11	1.48	31
07/31/24@	9.35	0.10	0.66	0.76	—	—	—	10.11	8.13	115,035	1.15(4)	1.10(4)	2.12(4)	22
SA PIMCO Global Bond Opportunities Portfolio — Class 1^
01/31/20	10.68	0.12	0.61	0.73	—	—	—	11.41	6.84	101,220	0.73	0.73	1.11	288
01/31/21	11.41	0.10	0.85	0.95	(0.07)	—	(0.07)	12.29	8.38	90,255	0.77	0.77	0.84	396
01/31/22	12.29	0.07	(1.05)	(0.98)	(0.30)	—	(0.30)	11.01	(8.04)	87,817	0.72	0.72	0.57	417
01/31/23	11.01	0.12	(1.72)	(1.60)	—	—	—	9.41	(14.53)	69,263	0.86	0.86	1.21	470
01/31/24	9.41	0.20	(0.28)	(0.08)	—	—	—	9.33	(0.85)	57,446	0.89(5)	0.89(5)	2.16	315
07/31/24@	9.33	0.12	(0.18)	(0.06)	—	—	—	9.27	(0.64)	67,060	1.00(4)(6)	0.99(4)(6)	2.71(4)	302
SA PIMCO Global Bond Opportunities Portfolio — Class 2^
01/31/20	10.58	0.10	0.61	0.71	—	—	—	11.29	6.71	5,016	0.88	0.88	0.95	288
01/31/21	11.29	0.08	0.84	0.92	(0.05)	—	(0.05)	12.16	8.20	4,762	0.92	0.92	0.68	396
01/31/22	12.16	0.05	(1.03)	(0.98)	(0.28)	—	(0.28)	10.90	(8.13)	3,938	0.87	0.87	0.42	417
01/31/23	10.90	0.10	(1.70)	(1.60)	—	—	—	9.30	(14.68)	3,018	1.01	1.01	1.05	470
01/31/24	9.30	0.18	(0.27)	(0.09)	—	—	—	9.21	(0.97)	2,759	1.05(5)	1.05(5)	2.01	315
07/31/24@	9.21	0.11	(0.18)	(0.07)	—	—	—	9.14	(0.76)	2,494	1.14(4)(6)	1.13(4)(6)	2.56(4)	302
SA PIMCO Global Bond Opportunities Portfolio — Class 3^
01/31/20	10.47	0.09	0.60	0.69	—	—	—	11.16	6.59	289,824	0.98	0.98	0.85	288
01/31/21	11.16	0.07	0.84	0.91	(0.05)	—	(0.05)	12.02	8.12	302,737	1.02	1.02	0.58	396
01/31/22	12.02	0.04	(1.03)	(0.99)	(0.27)	—	(0.27)	10.76	(8.26)	305,711	0.97	0.97	0.32	417
01/31/23	10.76	0.09	(1.68)	(1.59)	—	—	—	9.17	(14.78)	244,152	1.12	1.12	0.96	470
01/31/24	9.17	0.17	(0.27)	(0.10)	—	—	—	9.07	(1.09)	233,928	1.14(5)	1.14(5)	1.91	315
07/31/24@	9.07	0.11	(0.18)	(0.07)	—	—	—	9.00	(0.77)	238,148	1.24(4)(6)	1.23(4)(6)	2.46(4)	302

@	Unaudited
^	See Note 1
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized
(5)	Includes interest expense of 0.07% relating to derivative activity.
(6)	Includes interest expense of 0.06% relating to derivative activity.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA PIMCO RAE International Value Portfolio — Class 1
01/31/20	$14.07	$0.35	$(0.25)	$0.10	$(0.02)	$—	$(0.02)	$14.15	0.68%	$284,337	0.86%	0.86%	2.50%	36%
01/31/21	14.15	0.28	(0.34)	(0.06)	(0.35)	—	(0.35)	13.74	(0.32)	293,873	0.87	0.87	2.18	163
01/31/22	13.74	0.40	0.97	1.37	(0.34)	(0.10)	(0.44)	14.67	9.93	250,389	0.89	0.84	2.67	41
01/31/23	14.67	0.52	(0.98)	(0.46)	(0.57)	(0.68)	(1.25)	12.96	(1.83)	177,002	0.90	0.83	3.93	46
01/31/24	12.96	0.42	0.59	1.01	(0.59)	—	(0.59)	13.38	8.21	135,148	0.90	0.82	3.19	42
07/31/24@	13.38	0.28	0.79	1.07	—	—	—	14.45	8.00	124,860	0.91(4)	0.83(4)	4.02(4)	27
SA PIMCO RAE International Value Portfolio — Class 2
01/31/20	14.09	0.33	(0.25)	0.08	(0.01)	—	(0.01)	14.16	0.59	9,769	1.01	1.01	2.39	36
01/31/21	14.16	0.26	(0.34)	(0.08)	(0.33)	—	(0.33)	13.75	(0.49)	9,377	1.02	1.02	2.02	163
01/31/22	13.75	0.37	0.98	1.35	(0.32)	(0.10)	(0.42)	14.68	9.77	9,544	1.04	0.99	2.48	41
01/31/23	14.68	0.50	(0.99)	(0.49)	(0.54)	(0.68)	(1.22)	12.97	(2.02)	8,024	1.05	0.98	3.83	46
01/31/24	12.97	0.38	0.62	1.00	(0.57)	—	(0.57)	13.40	8.10	7,601	1.05	0.97	2.91	42
07/31/24@	13.40	0.27	0.79	1.06	—	—	—	14.46	7.91	7,871	1.06(4)	0.98(4)	3.90(4)	27
SA PIMCO RAE International Value Portfolio — Class 3
01/31/20	14.07	0.32	(0.26)	0.06	(0.01)	—	(0.01)	14.12	0.44	425,811	1.11	1.11	2.26	36
01/31/21	14.12	0.24	(0.34)	(0.10)	(0.31)	—	(0.31)	13.71	(0.58)	426,980	1.12	1.12	1.88	163
01/31/22	13.71	0.36	0.97	1.33	(0.31)	(0.10)	(0.41)	14.63	9.62	428,687	1.14	1.09	2.39	41
01/31/23	14.63	0.49	(0.99)	(0.50)	(0.52)	(0.68)	(1.20)	12.93	(2.10)	349,450	1.15	1.08	3.73	46
01/31/24	12.93	0.37	0.62	0.99	(0.56)	—	(0.56)	13.36	7.99	325,489	1.15	1.07	2.82	42
07/31/24@	13.36	0.26	0.79	1.05	—	—	—	14.41	7.86	336,304	1.16(4)	1.08(4)	3.79(4)	27
SA PIMCO VCP Tactical Balanced Portfolio — Class 1
01/31/20	9.92	0.16	1.22	1.38	—	(0.06)	(0.06)	11.24	13.92	130	1.15	1.15(5)	1.52(5)	539
01/31/21	11.24	0.02	0.90	0.92	(0.08)	(0.67)	(0.75)	11.41	8.40	141	0.95	0.95(5)	0.16(5)	599
01/31/22	11.41	(0.03)	0.52	0.49	—	(1.67)	(1.67)	10.23	3.59	209	0.89	0.89	(0.22)	73
01/31/23	10.23	0.12	(1.08)	(0.96)	—	(0.02)	(0.02)	9.25	(9.34)	185	0.91	0.91	1.34	47
01/31/24	9.25	0.37	0.28	0.65	(0.43)	—	(0.43)	9.47	7.23	191	0.92	0.92(5)	4.02(5)	38
07/31/24@	9.47	0.21	0.70	0.91	—	—	—	10.38	9.61	258	1.17(4)(6)	1.17(4)(5)	4.27(4)(5)	127
SA PIMCO VCP Tactical Balanced Portfolio — Class 3
01/31/20	9.89	0.13	1.21	1.34	—	(0.06)	(0.06)	11.17	13.56	1,317,587	1.40	1.40(5)	1.27(5)	539
01/31/21	11.17	(0.01)	0.90	0.89	(0.05)	(0.67)	(0.72)	11.34	8.18	1,298,110	1.20	1.20(5)	(0.09)(5)	599
01/31/22	11.34	(0.05)	0.50	0.45	—	(1.67)	(1.67)	10.12	3.25	1,232,819	1.14	1.14	(0.47)	73
01/31/23	10.12	0.10	(1.07)	(0.97)	—	(0.02)	(0.02)	9.13	(9.54)	1,009,689	1.16	1.16	1.06	47
01/31/24	9.13	0.34	0.29	0.63	(0.39)	—	(0.39)	9.37	6.99	943,521	1.17	1.17(5)	3.76(5)	38
07/31/24@	9.37	0.20	0.68	0.88	—	—	—	10.25	9.39	951,051	1.42(4)(6)	1.42(4)(5)	4.02(4)(5)	127

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized
(5)	Includes the effect of interest expenses paid related to reverse repurchase agreements (based on average net assets):
Portfolio	01/20	01/21	01/22	01/23	01/24	07/24
SA PIMCO VCP Tactical Balanced Class 1	0.25%	0.05%	—%	—%	—%	0.24%
SA PIMCO VCP Tactical Balanced Class 3	0.25	0.05	—	—	—	0.23
(6)	Includes interest expense of 0.01% relating to derivative activity.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA PineBridge High-Yield Bond Portfolio — Class 1
01/31/20	$5.39	$0.33	$0.20	$0.53	$(0.44)	$—	$(0.44)	$5.48	9.96%	$132,092	0.68%	0.68%	5.80%	71%
01/31/21	5.48	0.29	0.13	0.42	(0.34)	—	(0.34)	5.56	7.87	141,393	0.69	0.69	5.29	74
01/31/22	5.56	0.28	(0.09)	0.19	(0.29)	—	(0.29)	5.46	3.37(2)	141,050	0.68	0.68	5.01	63
01/31/23	5.46	0.30	(0.53)	(0.23)	(0.30)	—	(0.30)	4.93	(3.74)	124,374	0.71	0.71	6.00	31
01/31/24	4.93	0.36	0.24	0.60	(0.34)	—	(0.34)	5.19	12.56	121,139	0.72	0.72	7.06	38
07/31/24@	5.19	0.17	0.01	0.18	—	—	—	5.37	3.47	125,513	0.71(4)	0.71(4)	6.50(4)	15
SA PineBridge High-Yield Bond Portfolio — Class 2
01/31/20	5.38	0.32	0.21	0.53	(0.43)	—	(0.43)	5.48	9.98	7,674	0.84	0.84	5.62	71
01/31/21	5.48	0.28	0.13	0.41	(0.33)	—	(0.33)	5.56	7.69	7,120	0.84	0.84	5.15	74
01/31/22	5.56	0.28	(0.10)	0.18	(0.28)	—	(0.28)	5.46	3.21(2)	6,500	0.83	0.83	4.86	63
01/31/23	5.46	0.30	(0.54)	(0.24)	(0.29)	—	(0.29)	4.93	(3.92)	5,556	0.86	0.86	5.85	31
01/31/24	4.93	0.35	0.24	0.59	(0.33)	—	(0.33)	5.19	12.36	5,402	0.87	0.87	6.92	38
07/31/24@	5.19	0.17	0.01	0.18	—	—	—	5.37	3.47	5,119	0.86(4)	0.86(4)	6.35(4)	15
SA PineBridge High-Yield Bond Portfolio — Class 3
01/31/20	5.35	0.31	0.20	0.51	(0.42)	—	(0.42)	5.44	9.74	149,856	0.94	0.94	5.52	71
01/31/21	5.44	0.27	0.14	0.41	(0.33)	—	(0.33)	5.52	7.64	148,051	0.94	0.94	5.04	74
01/31/22	5.52	0.27	(0.09)	0.18	(0.28)	—	(0.28)	5.42	3.15(2)	145,057	0.93	0.93	4.76	63
01/31/23	5.42	0.29	(0.53)	(0.24)	(0.29)	—	(0.29)	4.89	(4.08)	125,148	0.96	0.96	5.74	31
01/31/24	4.89	0.34	0.24	0.58	(0.32)	—	(0.32)	5.15	12.35	126,822	0.97	0.97	6.82	38
07/31/24@	5.15	0.16	0.02	0.18	—	—	—	5.33	3.50	128,524	0.96(4)	0.96(4)	6.25(4)	15
SA Putnam International Growth and Income Portfolio — Class 1
01/31/20	9.45	0.27	0.68	0.95	(0.26)	(0.44)	(0.70)	9.70	9.95	139,085	1.05	1.00	2.72	17
01/31/21	9.70	0.19	0.40	0.59	(0.22)	(0.02)	(0.24)	10.05	6.22	166,889	1.04	0.99	2.17	15
01/31/22	10.05	0.24	1.48	1.72	(0.23)	—	(0.23)	11.54	17.13	232,954	1.01	0.96	2.17	20
01/31/23	11.54	0.30	(0.39)	(0.09)	(0.19)	(0.52)	(0.71)	10.74	0.35	246,164	1.01	0.96	2.94	15
01/31/24	10.74	0.32	0.59	0.91	(0.29)	—	(0.29)	11.36	8.68	232,830	1.01	0.96	2.94	13
07/31/24@	11.36	0.23	1.11	1.34	—	—	—	12.70	11.80	232,651	1.01(4)	0.96(4)	3.86(4)	14
SA Putnam International Growth and Income Portfolio — Class 2
01/31/20	9.50	0.26	0.67	0.93	(0.24)	(0.44)	(0.68)	9.75	9.70	4,361	1.20	1.15	2.61	17
01/31/21	9.75	0.18	0.40	0.58	(0.20)	(0.02)	(0.22)	10.11	6.11	4,340	1.19	1.14	2.07	15
01/31/22	10.11	0.25	1.47	1.72	(0.22)	—	(0.22)	11.61	16.98	4,567	1.16	1.11	2.15	20
01/31/23	11.61	0.27	(0.37)	(0.10)	(0.17)	(0.52)	(0.69)	10.82	0.27	4,719	1.16	1.11	2.70	15
01/31/24	10.82	0.31	0.58	0.89	(0.27)	—	(0.27)	11.44	8.45	4,615	1.16	1.11	2.77	13
07/31/24@	11.44	0.22	1.12	1.34	—	—	—	12.78	11.71	4,839	1.16(4)	1.11(4)	3.71(4)	14
SA Putnam International Growth and Income Portfolio — Class 3
01/31/20	9.48	0.25	0.67	0.92	(0.23)	(0.44)	(0.67)	9.73	9.60	103,878	1.30	1.25	2.53	17
01/31/21	9.73	0.17	0.39	0.56	(0.19)	(0.02)	(0.21)	10.08	5.92	104,545	1.29	1.24	1.95	15
01/31/22	10.08	0.23	1.48	1.71	(0.21)	—	(0.21)	11.58	16.93	113,344	1.26	1.21	2.03	20
01/31/23	11.58	0.27	(0.38)	(0.11)	(0.16)	(0.52)	(0.68)	10.79	0.12	97,880	1.26	1.21	2.66	15
01/31/24	10.79	0.29	0.60	0.89	(0.26)	—	(0.26)	11.42	8.44	97,957	1.26	1.21	2.67	13
07/31/24@	11.42	0.22	1.10	1.32	—	—	—	12.74	11.56	104,448	1.26(4)	1.21(4)	3.61(4)	14

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(4)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)(3)	Portfolio turnover
SA Schroders VCP Global Allocation Portfolio — Class 1
01/31/20	$10.45	$0.22	$1.17	$1.39	$(0.18)	$(0.25)	$(0.43)	$11.41	13.28%	$175	0.89%	0.90%	1.96%	104%
01/31/21	11.41	0.08	(0.14)	(0.06)	(0.02)	(0.17)	(0.19)	11.16	(0.49)	196	0.95	0.90	0.76	143
01/31/22	11.16	0.10	0.87	0.97	(0.08)	—	(0.08)	12.05	8.64	276	0.89	0.90	0.83	73
01/31/23	12.05	0.18	(1.48)	(1.30)	(0.11)	(1.48)	(1.59)	9.16	(9.63)	243	0.90	0.90	1.73	56
01/31/24	9.16	0.23	0.71	0.94	(0.15)	—	(0.15)	9.95	10.40	259	0.92	0.90	2.49	56
07/31/24@	9.95	0.13	0.71	0.84	—	—	—	10.79	8.44	349	0.92(5)	0.90(5)	2.51(5)	20
SA Schroders VCP Global Allocation Portfolio — Class 3
01/31/20	10.46	0.19	1.18	1.37	(0.16)	(0.25)	(0.41)	11.42	13.00	635,330	1.14	1.15	1.71	104
01/31/21	11.42	0.06	(0.16)	(0.10)	(0.01)	(0.17)	(0.18)	11.14	(0.79)	603,482	1.20	1.15	0.52	143
01/31/22	11.14	0.07	0.87	0.94	(0.05)	—	(0.05)	12.03	8.39	582,011	1.14	1.15	0.59	73
01/31/23	12.03	0.15	(1.47)	(1.32)	(0.08)	(1.48)	(1.56)	9.15	(9.86)	480,513	1.15	1.15	1.48	56
01/31/24	9.15	0.21	0.70	0.91	(0.12)	—	(0.12)	9.94	10.09	463,680	1.18	1.15	2.24	56
07/31/24@	9.94	0.12	0.70	0.82	—	—	—	10.76	8.25	464,313	1.17(5)	1.15(5)	2.31(5)	20
SA Small Cap Index Portfolio — Class 1
01/31/20	10.63	0.08	0.83	0.91	—	—	—	11.54	8.56	219,182	0.49	0.45	0.75	25
01/31/21	11.54	0.07	3.21	3.28	(0.09)	(0.44)	(0.53)	14.29	29.37	293,574	0.44	0.45	0.62	19
01/31/22	14.29	0.08	(0.25)	(0.17)	(0.07)	(0.45)	(0.52)	13.60	(1.75)	257,507	0.43	0.45	0.50	22
01/31/23	13.60	0.11	(0.75)	(0.64)	(0.09)	(1.22)	(1.31)	11.65	(3.74)	252,637	0.44	0.45	0.92	17
01/31/24	11.65	0.11	0.07	0.18	(0.11)	(0.05)	(0.16)	11.67	1.71	237,223	0.46	0.44	0.98	14
07/31/24@	11.67	0.07	1.83	1.90	—	—	—	13.57	16.28	259,779	0.46(5)	0.41(5)	1.12(5)	14
SA Small Cap Index Portfolio — Class 3
01/31/20	10.62	0.05	0.83	0.88	—	—	—	11.50	8.29	9,217	0.76	0.70	0.49	25
01/31/21	11.50	0.04	3.21	3.25	(0.08)	(0.44)	(0.52)	14.23	29.20	21,153	0.69	0.70	0.34	19
01/31/22	14.23	0.04	(0.25)	(0.21)	(0.06)	(0.45)	(0.51)	13.51	(2.04)	43,654	0.69	0.70	0.26	22
01/31/23	13.51	0.08	(0.75)	(0.67)	(0.06)	(1.22)	(1.28)	11.56	(3.95)	52,951	0.69	0.70	0.68	17
01/31/24	11.56	0.08	0.06	0.14	(0.08)	(0.05)	(0.13)	11.57	1.42	59,710	0.71	0.69	0.73	14
07/31/24@	11.57	0.05	1.82	1.87	—	—	—	13.44	16.16	74,052	0.71(5)	0.66(5)	0.85(5)	14

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from the underlying funds in which the Portfolio invests.
(4)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(5)	Annualized
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA T. Rowe Price Asset Allocation Growth Portfolio — Class 1
01/31/20	$10.24	$0.14	$1.55	$1.69	$(0.12)	$(0.08)	$(0.20)	$11.73	16.49%	$318	0.95%	0.81%	1.32%	41%
01/31/21	11.73	0.10	1.81	1.91	(0.10)	(0.08)	(0.18)	13.46	16.24	364	0.79	0.81	0.87	41
01/31/22	13.46	0.10	1.44	1.54	—	(0.20)	(0.20)	14.80	11.40	350	0.77	0.81	0.65	39
01/31/23	14.80	0.14	(1.52)	(1.38)	(0.08)	(0.93)	(1.01)	12.41	(8.69)	394	0.75	0.76	1.13	45
01/31/24	12.41	0.17	1.49	1.66	(0.15)	(0.10)	(0.25)	13.82	13.54	542	0.75	0.75	1.32	31
07/31/24@	13.82	0.11	1.40	1.51	—	—	—	15.33	10.93	579	0.74(4)	0.74(4)	1.45(4)	15
SA T. Rowe Price Asset Allocation Growth Portfolio — Class 3
01/31/20	10.26	0.12	1.55	1.67	(0.10)	(0.08)	(0.18)	11.75	16.24	242,874	1.20	1.06	1.06	41
01/31/21	11.75	0.07	1.80	1.87	(0.07)	(0.08)	(0.15)	13.47	15.91	402,775	1.03	1.06	0.60	41
01/31/22	13.47	0.05	1.46	1.51	—	(0.20)	(0.20)	14.78	11.17	628,755	1.02	1.06	0.36	39
01/31/23	14.78	0.11	(1.52)	(1.41)	(0.05)	(0.93)	(0.98)	12.39	(8.92)	635,335	1.00	1.01	0.89	45
01/31/24	12.39	0.14	1.48	1.62	(0.12)	(0.10)	(0.22)	13.79	13.22	699,570	1.00	1.00	1.07	31
07/31/24@	13.79	0.09	1.40	1.49	—	—	—	15.28	10.80	753,198	0.99(4)	0.99(4)	1.20(4)	15
SA T. Rowe Price VCP Balanced Portfolio — Class 1
01/31/20	11.32	0.21	1.49	1.70	(0.20)	(0.39)	(0.59)	12.43	15.03	89	0.81	0.81	1.70	54
01/31/21	12.43	0.14	0.96	1.10	(0.02)	(0.29)	(0.31)	13.22	8.92	96	0.80	0.80	1.11	66
01/31/22	13.22	0.10	1.04	1.14	(0.16)	(0.69)	(0.85)	13.51	8.31	290	0.80	0.80	0.78	55
01/31/23	13.51	0.19	(1.85)	(1.66)	(0.13)	(1.53)	(1.66)	10.19	(11.13)	243	0.81	0.81	1.64	53
01/31/24	10.19	0.22	0.97	1.19	(0.20)	—	(0.20)	11.18	11.93	249	0.81	0.81	2.11	33
07/31/24@	11.18	0.14	1.06	1.20	—	—	—	12.38	10.73	250	0.81(4)	0.81(4)	2.35(4)	16
SA T. Rowe Price VCP Balanced Portfolio — Class 3
01/31/20	11.34	0.17	1.49	1.66	(0.17)	(0.39)	(0.56)	12.44	14.68	1,619,324	1.06	1.06	1.41	54
01/31/21	12.44	0.11	0.95	1.06	(0.01)	(0.29)	(0.30)	13.20	8.64	1,664,250	1.05	1.05	0.87	66
01/31/22	13.20	0.09	1.01	1.10	(0.13)	(0.69)	(0.82)	13.48	8.00	1,712,989	1.05	1.05	0.64	55
01/31/23	13.48	0.16	(1.83)	(1.67)	(0.10)	(1.53)	(1.63)	10.18	(11.31)	1,458,827	1.06	1.06	1.39	53
01/31/24	10.18	0.19	0.98	1.17	(0.18)	—	(0.18)	11.17	11.63	1,453,517	1.06	1.06	1.86	33
07/31/24@	11.17	0.12	1.07	1.19	—	—	—	12.36	10.65	1,488,539	1.06(4)	1.06(4)	2.10(4)	16

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)(5)	Total expenses after waivers and/or reimburse- ments(3)	Net investment income (loss)(3),(4)	Portfolio turnover
SA VCP Dynamic Allocation Portfolio — Class 1
01/31/20	$11.87	$0.18	$1.57	$1.75	$—	$(0.50)	$(0.50)	$13.12	14.92%	$220	0.23%	0.22%	1.41%	12%
01/31/21	13.12	0.20	1.41	1.61	(0.20)	(0.75)	(0.95)	13.78	12.53	284	0.23	0.22	1.53	17
01/31/22	13.78	0.27	0.50	0.77	(0.27)	(0.86)	(1.13)	13.42	5.19	492	0.22	0.21	1.94	14
01/31/23	13.42	0.18	(1.49)	(1.31)	(0.35)	(1.03)	(1.38)	10.73	(9.04)	440	0.23	0.23	1.52	14
01/31/24	10.73	0.20	0.72	0.92	(0.28)	(0.50)	(0.78)	10.87	9.25	522	0.26(6)	0.25(6)	1.88	11
07/31/24@	10.87	0.02	1.07	1.09	—	—	—	11.96	10.03	477	0.26(7)(8)	0.25(7)(8)	0.41(7)	6
SA VCP Dynamic Allocation Portfolio — Class 3
01/31/20	11.90	0.13	1.58	1.71	—	(0.50)	(0.50)	13.11	14.55	11,697,671	0.48	0.47	1.05	12
01/31/21	13.11	0.15	1.42	1.57	(0.16)	(0.75)	(0.91)	13.77	12.26	11,751,233	0.48	0.47	1.11	17
01/31/22	13.77	0.10	0.63	0.73	(0.23)	(0.86)	(1.09)	13.41	4.93	10,989,643	0.47	0.46	0.72	14
01/31/23	13.41	0.12	(1.46)	(1.34)	(0.31)	(1.03)	(1.34)	10.73	(9.30)	8,834,352	0.48	0.48	0.99	14
01/31/24	10.73	0.14	0.75	0.89	(0.24)	(0.50)	(0.74)	10.88	9.01	8,349,868	0.51(6)	0.50(6)	1.35	11
07/31/24@	10.88	0.01	1.06	1.07	—	—	—	11.95	9.83	8,436,427	0.51(7)(8)	0.50(7)(8)	0.16(7)	6
SA VCP Dynamic Strategy Portfolio — Class 1
01/31/20	12.03	0.17	1.46	1.63	—	(0.43)	(0.43)	13.23	13.65	219	0.23	0.23	1.35	13
01/31/21	13.23	0.13	1.21	1.34	(0.20)	(0.58)	(0.78)	13.79	10.32	200	0.23	0.23	0.95	17
01/31/22	13.79	0.27	0.66	0.93(9)	(0.23)	(0.55)	(0.78)	13.94	6.49	778	0.22	0.22	1.94	33(10)
01/31/23	13.94	0.19	(1.27)	(1.08)	(0.33)	(0.75)	(1.08)	11.78	(7.18)	687	0.24	0.24	1.51	13
01/31/24	11.78	0.20	0.62	0.82	(0.34)	(1.06)	(1.40)	11.20	8.16	719	0.26(6)	0.26(6)	1.72	12
07/31/24@	11.20	0.02	1.08	1.10	—	—	—	12.30	9.82	673	0.26(7)(8)	0.26(7)(8)	0.36(7)	7
SA VCP Dynamic Strategy Portfolio — Class 3
01/31/20	12.07	0.12	1.47	1.59	—	(0.43)	(0.43)	13.23	13.27	6,121,428	0.48	0.48	0.96	13
01/31/21	13.23	0.14	1.16	1.30	(0.16)	(0.58)	(0.74)	13.79	10.03	6,048,220	0.48	0.48	1.07	17
01/31/22	13.79	0.11	0.78	0.89(9)	(0.20)	(0.55)	(0.75)	13.93	6.20	7,115,875	0.47	0.47	0.74	33(10)
01/31/23	13.93	0.12	(1.22)	(1.10)	(0.29)	(0.75)	(1.04)	11.79	(7.35)	5,713,761	0.49	0.49	0.97	13
01/31/24	11.79	0.15	0.63	0.78	(0.30)	(1.06)	(1.36)	11.21	7.81	5,364,605	0.51(6)	0.51(6)	1.29	12
07/31/24@	11.21	0.01	1.08	1.09	—	—	—	12.30	9.72	5,420,151	0.51(7)(8)	0.51(7)(8)	0.11(7)	7

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Does not include underlying portfolio expenses that the Portfolio bears indirectly.
(4)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from the underlying funds in which the Portfolio invests.
(5)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(6)	Includes interest expense of 0.03% relating to derivative activity.
(7)	Annualized
(8)	Includes interest expense of 0.02% relating to derivative activity.
(9)	Includes the effect of a merger.
(10)	Excludes purchases/sales due to merger.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)(5)	Total expenses after waivers and/or reimburse- ments(3)	Net investment income (loss)(3),(4)	Portfolio turnover
SA VCP Index Allocation Portfolio — Class 1
01/31/20	$9.87	$0.02	$1.49	$1.51	$(0.03)	$(0.07)	$(0.10)	$11.28	15.25%	$118	0.26%	0.28%	0.17%	13%
01/31/21	11.28	0.16	0.75	0.91	(0.15)	(0.18)	(0.33)	11.86	8.15	212	0.26	0.27	1.46	27
01/31/22	11.86	0.19	1.00	1.19	(0.15)	(0.93)	(1.08)	11.97	9.69	358	0.24	0.24	1.51	19
01/31/23	11.97	0.18	(1.20)	(1.02)	—	(0.04)	(0.04)	10.91	(8.49)	365	0.24	0.24	1.65	8
01/31/24	10.91	0.22	0.96	1.18	(0.18)	(0.15)	(0.33)	11.76	11.13	528	0.24	0.24	1.94	5
07/31/24@	11.76	0.05	1.38	1.43	—	—	—	13.19	12.16	528	0.24(6)(7)	0.24(6)(7)	0.76(7)	3
SA VCP Index Allocation Portfolio — Class 3
01/31/20	9.90	(0.01)	1.50	1.49	(0.01)	(0.07)	(0.08)	11.31	14.97	386,386	0.51	0.53	(0.08)	13
01/31/21	11.31	0.11	0.76	0.87	(0.13)	(0.18)	(0.31)	11.87	7.73	439,902	0.51	0.52	0.95	27
01/31/22	11.87	0.08	1.09	1.17	(0.12)	(0.93)	(1.05)	11.99	9.47	523,701	0.49	0.49	0.60	19
01/31/23	11.99	0.12	(1.17)	(1.05)	—	(0.04)	(0.04)	10.90	(8.72)	486,910	0.49	0.49	1.07	8
01/31/24	10.90	0.20	0.97	1.17	(0.16)	(0.15)	(0.31)	11.76	10.95	509,764	0.49	0.49	1.77	5
07/31/24@	11.76	0.03	1.37	1.40	—	—	—	13.16	11.90	551,441	0.49(6)(7)	0.49(6)(7)	0.51(7)	3

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Does not include underlying portfolio expenses that the Portfolio bears indirectly.
(4)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from the underlying funds in which the Portfolio invests.
(5)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(6)	Includes interest expense of 0.01% relating to derivative activity.
(7)	Annualized
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS (unaudited)

Item 8 (Form N-CSR) – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
    Not applicable.

SUNAMERICA SERIES TRUST
RESULTS OF SPECIAL SHAREHOLDER MEETING (unaudited)

Item 9 (Form N-CSR) – Proxy Disclosure for Open-End Management Investment Companies
    Not applicable.

SUNAMERICA SERIES TRUST
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS (unaudited)

Item 10 (Form N-CSR) – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
    Remuneration paid to Directors is included in the Statement of Operations.

SunAmerica Series Trust
APPROVAL OF ADVISORY AGREEMENTS (unaudited)

Item 11 (Form N-CSR) – Statement Regarding Basis for Approval of Investment Advisory Contract.
SunAmerica Series Trust - SA JPMorgan Ultra-Short Bond Portfolio
    At a meeting held on December 6, 2023 (the “Meeting”), the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved a subadvisory agreement (the “Agreement”) between SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) and J.P. Morgan Investment Management, Inc. (“JPMorgan” or the “Subadviser”) with respect to the SA DFA Ultra Short Bond Portfolio, a series of the Trust (the “Portfolio”). The Board, including the Independent Trustees, further approved the termination of the subadvisory agreement between SunAmerica and Dimensional Fund Advisors LP (“DFA”) with respect to the Portfolio.  In connection with these approvals, the Board also approved certain changes to the Portfolio’s investment strategies and techniques, as well as a change of the Portfolio’s name to “SA JPMorgan Ultra-Short Bond Portfolio.”  The Board also approved a second subadvisory agreement between SunAmerica and JPMorgan with respect to the Portfolio (together with the Agreement, the “Agreements”), which will take effect upon an anticipated future change of control of SunAmerica and ensure that management of the Portfolio continues uninterrupted.
    In connection with the approval of the Agreements, the Board received materials related to certain factors used in its consideration of whether to approve the Agreements.  Those factors included:
(1)	the requirements of the Portfolio in the areas of investment supervisory and administrative services;
(2)	the nature, extent and quality of the investment advisory and administrative services expected to be provided by the Subadviser;
(3)	the size and structure of the subadvisory fees and any other material payments to the Subadviser;
(4)	the organizational capability and financial condition of the Subadviser and its affiliates;
(5)	the possibility that services of the type required by the Trust might be better obtained from other organizations; and
(6)	the fees to be paid by the Adviser to JPMorgan for managing the Portfolio.
    In addition, the Board considered (a) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (b) the profitability of and amounts retained by SunAmerica; and (c) information regarding the Subadviser’s compliance and regulatory history.  The Board also took into account extensive information from JPMorgan regarding its services provided to the Trust, which materials the Board reviewed at its October 12, 2023 meeting in connection with its consideration of the renewal of the subadvisory agreements with respect to the various series of the Trust.
    The Independent Trustees were separately represented by counsel that is independent of SunAmerica and JPMorgan in connection with their consideration of approval of the Agreements.  The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.
    The Board received information regarding the Trust’s subadvisory fees compared to subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data.  The Board also received performance data and expense information prepared by management.  In addition, the Board considered expenses and performance of the Subadviser with respect to accounts and mutual funds that have comparable investment objectives and strategies to the Portfolio.
Nature, Extent and Quality of Services Provided by the Subadviser.
    The Board, including the Independent Trustees, considered the nature, quality and extent of services expected to be provided by JPMorgan.  In making its evaluation, the Board considered that SunAmerica acts as adviser for the Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolio’s assets, subject to the Trustees’ oversight and control.  It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring portfolio performance, selecting and replacing subadvisers, determining asset allocations among each series of the Trust and ensuring that a subadviser’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.
    With respect to the Subadviser, the Board noted that JPMorgan would be responsible for providing investment management services on a day-to-day basis. In such role, JPMorgan would (i) manage the investment and reinvestment of the Portfolio’s assets; (ii) determine the securities to be purchased or sold and execute such documents on behalf of the Portfolio as may be necessary in connection with its management thereof; (iii) provide SunAmerica with records concerning its activities; and (iv) render regular reports to SunAmerica and to officers and Trustees of the Trust concerning its discharge of the foregoing responsibilities.  The Board reviewed JPMorgan’s history, structure and size, and investment experience.  The Board considered the personnel of JPMorgan who would be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio, as well as current and projected staffing levels.  The Board was informed that in management’s judgment, JPMorgan has the size, viability and resources to attract and retain highly qualified investment professionals.  The Board reviewed the qualifications, background and responsibilities of the staff of JPMorgan who would be responsible for providing investment management services to the Portfolio.
    The Board also reviewed and considered JPMorgan’s compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair its ability to serve as subadviser or sub-subadviser, as applicable, to the Portfolio.  The Board considered JPMorgan’s risk assessment and risk management processes.  The Board concluded that there was no information provided that would have a material adverse effect on JPMorgan’s ability to provide services to the Trust.

SunAmerica Series Trust
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

    The Board concluded that it was satisfied with the nature, quality and extent of the services expected to be provided by the Subadviser and that there was a reasonable basis on which to conclude that the Subadviser would provide high quality services to the Trust.
Portfolio Fees and Expenses; Investment Performance.
    The Board, including the Independent Trustees, received and reviewed information regarding the Portfolio’s subadvisory fees (actual and contractual) compared against such fees of its Subadvised Expense Group/Universe.  It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length.  The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.  The Board further considered the amount of subadvisory fees to be paid by SunAmerica and the amount of the management fees that it would retain, noting that there will be no change in the management fee paid by the Portfolio to SunAmerica.  The Board determined that these amounts were reasonable in light of the services performed by SunAmerica and JPMorgan, respectively.
    To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”), as well as information provided by management. The Board also considered advisory and subadvisory fees received by JPMorgan with respect to other mutual funds and accounts with similar investment strategies to the Portfolio, as well as performance data from management and JPMorgan with respect to any other mutual funds or other accounts advised or subadvised by JPMorgan with similar investment objectives and/or strategies, as applicable.
    The Subadvised Expense Group consists of the Portfolio and two other ultra-short obligation funds underlying variable insurance products (“VIPs”), as classified by Broadridge.  The Subadvised Expense Universe consists of the Portfolio and all other ultra-short obligation funds underlying VIPs with disclosed subadviser agreements, excluding outliers.
    The performance information included information as of September 30, 2023, from management and JPMorgan.  On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolio’s overall performance, performance relative to the Portfolio’s benchmark and Morningstar and Broadridge peer groups, and a subadviser’s performance within a portfolio.  The Board also considered that management makes particular note of any portfolio that may require closer monitoring or potential corrective action by the Board.
    The Board further considered that DFA’s performance ranked in the fifth quintile in its Morningstar peer group over the one-, three- and five-year periods ended September 30, 2023.  The Board also considered the performance of the J.P. Morgan Ultra-Short Income ETF (the “JPMorgan Fund”) relative to the ICE BofA ML 3-Month US Treasury Bill Index.  The Board noted that the JPMorgan Fund had outperformed the benchmark for the five-year period ended September 30, 2023, and for two of the previous five calendar years.  In considering this comparative performance information, however, the Board also reviewed relevant distinctions and differences between the JPMorgan Fund and the Portfolio and acknowledged that past performance is not necessarily indicative of future results.
    The Trustees noted that the expense and performance information as a whole was useful in assessing whether JPMorgan is proposing to provide services at a cost that is competitive with other similar funds.
Profitability and Economies of Scale and Other Benefits Derived.
    The Board noted that the subadvisory fees paid pursuant to the Agreements are paid by SunAmerica out of its advisory fees.  The Trustees also relied on the ability of SunAmerica to negotiate the Agreements and the fees thereunder at arm’s length.  The Board determined that the profitability to the Subadviser in connection with its relationship with the Portfolio is therefore not a material factor in its consideration of the Agreements.
    The Board considered other potential indirect benefits to the Subadviser as a result of its relationship with the Portfolio, which could include research benefits obtained by trading the Portfolio’s assets, economies of scale, reputational benefits, and the potential for future mandates.  For similar reasons as stated above with respect to the Subadviser’s profitability, the Board concluded that the potential for economies of scale and other indirect benefits to the Subadviser in its management of the Portfolio are not a material factor in its consideration at this time.
Terms of Agreements.
    The Board, including the Independent Trustees, reviewed the terms and conditions of the Agreements, including the duties and responsibilities undertaken by SunAmerica and JPMorgan as discussed above.  The Board also reviewed the differences in the terms of the Agreements as compared to the terms of the subadvisory agreement between SunAmerica and DFA with respect to the Portfolio.
Conclusions.
    In reaching its decision to recommend the approval of the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors.  Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Subadviser possesses the capability and resources to perform the duties required of it under the Agreements.
    Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Agreements are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SunAmerica Series Trust
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

SunAmerica Series Trust - SA PIMCO Global Bond Opportunities Portfolio
    At a meeting held on December 6, 2023 (the “Meeting”), the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved a subadvisory agreement (the “Agreement”) between SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) and Pacific Investment Management Company, LLC (“PIMCO” or the “Subadviser”) with respect to the SA Goldman Sachs Global Bond Portfolio, a series of the Trust (the “Portfolio”). The Board, including the Independent Trustees, further approved the termination of the subadvisory agreement between SunAmerica and Goldman Sachs Asset Management International (“Goldman”) with respect to the Portfolio.  In connection with these approvals, the Board also approved certain changes to the Portfolio’s investment objective, strategies and techniques, as well as a change of the Portfolio’s name to “SA PIMCO Global Bond Opportunities Portfolio.”  The Board also approved a second subadvisory agreement between SunAmerica and PIMCO with respect to the Portfolio (together with the Agreement, the “Agreements”), which will take effect upon an anticipated future change of control of SunAmerica and ensure that management of the Portfolio continues uninterrupted.
    In connection with the approval of the Agreements, the Board received materials related to certain factors used in its consideration of whether to approve the Agreements.  Those factors included:
(1)	the requirements of the Portfolio in the areas of investment supervisory and administrative services;
(2)	the nature, extent and quality of the investment advisory and administrative services expected to be provided by the Subadviser;
(3)	the size and structure of the subadvisory fees and any other material payments to the Subadviser;
(4)	the organizational capability and financial condition of the Subadviser and its affiliates;
(5)	the possibility that services of the type required by the Trust might be better obtained from other organizations; and
(6)	the fees to be paid by the Adviser to PIMCO for managing the Portfolio.
    In addition, the Board considered (a) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (b) the profitability of and amounts retained by SunAmerica; and (c) information regarding the Subadviser’s compliance and regulatory history.  The Board also took into account extensive information from PIMCO regarding its services provided to the Trust, which materials the Board reviewed at its October 12, 2023 meeting in connection with its consideration of the renewal of the subadvisory agreements with respect to the various series of the Trust.
    The Independent Trustees were separately represented by counsel that is independent of SunAmerica and PIMCO in connection with their consideration of approval of the Agreements.  The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.
    The Board received information regarding the Trust’s subadvisory fees compared to subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data.  The Board also received performance data and expense information prepared by management.  In addition, the Board considered expenses and performance of the Subadviser with respect to accounts and mutual funds that have comparable investment objectives and strategies to the Portfolio.
Nature, Extent and Quality of Services Provided by the Subadviser.
    The Board, including the Independent Trustees, considered the nature, quality and extent of services expected to be provided by PIMCO.  In making its evaluation, the Board considered that SunAmerica acts as adviser for the Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolio’s assets, subject to the Trustees’ oversight and control.  It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring portfolio performance, selecting and replacing subadvisers, determining asset allocations among each series of the Trust and ensuring that a subadviser’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.
    With respect to the Subadviser, the Board noted that PIMCO would be responsible for providing investment management services on a day-to-day basis. In such role, PIMCO would (i) manage the investment and reinvestment of the Portfolio’s assets; (ii) determine the securities to be purchased or sold and execute such documents on behalf of the Portfolio as may be necessary in connection with its management thereof; (iii) provide SunAmerica with records concerning its activities; and (iv) render regular reports to SunAmerica and to officers and Trustees of the Trust concerning its discharge of the foregoing responsibilities.  The Board reviewed PIMCO’s history, structure and size, and investment experience.  The Board considered the personnel of PIMCO who would be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio, as well as current and projected staffing levels.  The Board was informed that in management’s judgment, PIMCO has the size, viability and resources to attract and retain highly qualified investment professionals.  The Board reviewed the qualifications, background and responsibilities of the staff of PIMCO who would be responsible for providing investment management services to the Portfolio.
    The Board also reviewed and considered PIMCO’s compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair its ability to serve as subadviser or sub-subadviser, as applicable, to the Portfolio.  The Board considered PIMCO’s risk assessment and risk management processes.  The Board concluded that there was no information provided that would have a material adverse effect on PIMCO’s ability to provide services to the Trust.
    The Board concluded that it was satisfied with the nature, quality and extent of the services expected to be provided by the Subadviser and that there was a reasonable basis on which to conclude that the Subadviser would provide high quality services to the Trust.

SunAmerica Series Trust
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

Portfolio Fees and Expenses; Investment Performance.
    The Board, including the Independent Trustees, received and reviewed information regarding the Portfolio’s subadvisory fees (actual and contractual) compared against such fees of its Subadvised Expense Group/Universe.  It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length.  The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.  The Board further considered the amount of subadvisory fees paid by SunAmerica and the amount of the management fees to be retained.  The Board also noted that the subadvisory fee rates to be paid by SunAmerica to PIMCO under the Agreements are lower than those currently paid to Goldman for its subadvisory services to the Portfolio.  The Board further considered that management had agreed to a contractual advisory fee waiver with respect to the Portfolio that would reduce the fees paid by the Portfolio to SunAmerica by two basis points at each breakpoint.  The Board determined that these amounts were reasonable in light of the services performed by SunAmerica and PIMCO, respectively.
    To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”), as well as information provided by management. The Board also considered advisory and subadvisory fees received by PIMCO with respect to other mutual funds and accounts with similar investment strategies to the Portfolio, as well as performance data from management and PIMCO with respect to any other mutual funds or other accounts advised or subadvised by PIMCO with similar investment objectives and/or strategies, as applicable.
    The Subadvised Expense Group consists of the Portfolio and seven other global income funds underlying variable insurance products (“VIPs”), as classified by Broadridge.  The Subadvised Expense Universe consists of the Portfolio and all other global income funds underlying VIPs with disclosed subadviser agreements, excluding outliers.
    The performance information included information as of September 30, 2023, from management and PIMCO.  On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolio’s overall performance, performance relative to the Portfolio’s benchmark and Morningstar and Broadridge peer groups, and a subadviser’s performance within a portfolio.  The Board also considered that management makes particular note of any portfolio that may require closer monitoring or potential corrective action by the Board.
    The Board further considered that Goldman’s performance ranked in the fifth quintile in its Morningstar and Lipper peer groups over the one- and three-year periods ended September 30, 2023.  The Board also considered the performance of the PIMCO Global Opportunities Fund (the “PIMCO Fund”) relative to the Bloomberg Global Aggregate Index (USD-Hedged).  The Board noted that the PIMCO Fund had outperformed the benchmark for the one-, three- and five-year periods ended September 30, 2023, and for three of the previous five calendar years.  In considering this comparative performance information, however, the Board also reviewed relevant distinctions and differences between the PIMCO Fund and the Portfolio and acknowledged that past performance is not necessarily indicative of future results.
    The Trustees noted that the expense and performance information as a whole was useful in assessing whether PIMCO is proposing to provide services at a cost that is competitive with other similar funds.
Profitability, Economies of Scale and Other Benefits Derived.
    The Board noted that the subadvisory fees paid pursuant to the Agreements are paid by SunAmerica out of its advisory fees.  The Board considered that the Agreements also contain breakpoints in the fee schedule; however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the Agreements, the Trust does not directly benefit from any reduction in those fee rates.  The Trustees also relied on the ability of SunAmerica to negotiate the Agreements and the fees thereunder at arm’s length.  The Board determined that the profitability to the Subadviser in connection with its relationship with the Portfolio is therefore not a material factor in its consideration of the Agreements.
    The Board considered other potential indirect benefits to the Subadviser as a result of its relationship with the Portfolio, which could include research benefits obtained by trading the Portfolio’s assets, economies of scale, reputational benefits, and the potential for future mandates.  For similar reasons as stated above with respect to the Subadviser’s profitability, the Board concluded that the potential for economies of scale and other indirect benefits to the Subadviser in its management of the Portfolio are not a material factor in its consideration at this time.
Terms of Agreements.
    The Board, including the Independent Trustees, reviewed the terms and conditions of the Agreements, including the duties and responsibilities undertaken by SunAmerica and PIMCO as discussed above.  The Board also reviewed the differences in the terms of the Agreements as compared to the terms of the subadvisory agreement between SunAmerica and Goldman with respect to the Portfolio.
Conclusions.
    In reaching its decision to recommend the approval of the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors.  Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Subadviser possesses the capability and resources to perform the duties required of it under the Agreements.
    Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Agreements are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Annuity Service Center
P.O. Box 15570
Amarillo, TX 79105-5570
(09/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 15.

Item 16. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the Principal Executive Officer and Principal Financial Officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the Principal Executive Officer and Principal Financial Officer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3)(1) Not applicable.

(a)(3)(2) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-9.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: October 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: October 8, 2024

By: /s/ Gregory R. Kingston

Gregory R. Kingston

Principal Financial Officer

Date: October 8, 2024